UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

ACCESS. STORAGE. SECURITY.

CHOOSE THE INBOX.

NOT THE MAILBOX.

Less waste. More convenience. Your choice.

Three easy ways to go paperless:

1. Mail this postage-paid card	2. Call 1-866-349-4564	3. Visit jackson.com

I consent to receive by electronic delivery:

☐ ALL DOCUMENTS	☐ Periodic and immediate confirmations	☐ Prospectuses and prospectus supplements
	☐ Annual and semi-annual reports	☐ Other contract-related correspondence

This consent will continue unless and until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) Web site. You may revoke your consent to electronic delivery at any time with respect to any or all of the documents. Paper delivery of such documents will commence after receipt of your revocation of consent to electronic delivery. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s Web site (www.jackson.com) is required for electronic delivery of contract-related correspondence.

Fold Here

Please write legibly.

E-mail address:

I (We) will notify Jackson of any change to this e-mail address.

Name:

Address:

City:	State:	ZIP:

Policy Number

Phone Number

Signature:

The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form.

Tape Here	VADV6413 06/16

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2016

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, Elite Access Brokerage Edition®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Elite Access Brokerage Edition (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES

BUSINESS REPLY MAIL

FIRST-CLASS MAIL    PERMIT NO. 600    LANSING MI

POSTAGE WILL BE PAID BY ADDRESSEE

JACKSON
PO BOX 24068
LANSING MI 48909-9979

Fold Here

JNL Series Trust and JNL Variable Fund LLC (Unaudited)

June 30, 2016

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2016.

Economic data in the U.S. indicated continued growth, albeit at a relatively sluggish pace, even after the U.S. Federal Reserve (“Fed”) raised its federal funds rate in December.  Real gross domestic product (“GDP”) increased at an annual rate of 1.1% during the first quarter of 2016, driven by modest increases in personal consumption +1.5% and government expenditures +1.3%.  The housing market has continued its post-crisis rebound, as home prices, existing home sales, and new housing starts all moved higher.  Wage and jobs growth also remained relatively strong, as the unemployment rate hit a low of 4.7% in May, before ending the period at 4.9%.  Although growth in total non-farm payrolls decelerated sharply in May to a multi-year low, it rebounded sharply in June to confirm the overall positive jobs trend.  Although the Fed’s initial projection of up to four rate hikes in 2016 has proven to be overly optimistic, the data seems to justify at least one rate hike this year as the Fed looks to further normalize policy.

Outside of the U.S., markets were shocked in late June as the UK voted to leave the European Union (“Brexit”), of which it had been a member for 43 years.  As a result of the surprise vote, risk assets sold off sharply before eventually rebounding to end the second quarter.  As a populist wave has picked up across the European continent, significant questions remain about what type of ongoing relationship the UK will have with Europe.  Whatever the outcome, it looks to be significant as the UK remains a major trade partner with both Europe and the U.S.  Uncertainty over the outcome in the meantime is expected to push the UK into a recession for the near term, as consumers and businesses reduce spending and investment.  Meanwhile, the Bank of Japan (“BOJ”) surprised markets early in the year by adopting negative interest rates in a continued effort to fight deflation and encourage consumption.  The surprise move has appeared to have the opposite effect of what the BOJ intended, however, as the yen has rallied sharply and equities have fallen since the introduction of negative rates.

Against this backdrop, U.S. equities, as measured by the Russell 3000 Index, returned 2.63% for the year-to-date period ended June 30, 2016.  Value equities significantly outperformed growth equities, while large-cap and mid-cap equities outperformed small cap equities.  The two primary themes that drove equity returns during the period were an insatiable demand for yield and a sharp rebound in commodities, which benefited various commodity-sensitive equities.  Indeed, the top performing sectors within the S&P 500 Index were telecommunication services (24.85%), utilities (23.41%), and energy (16.10%).  On the other end of the spectrum, financials (-3.05%) were the worst performing sector during the period, as they were driven sharply lower by falling interest rates.  Outside of the U.S., developed market equities fared relatively poorly, despite a generally weaker dollar.  The Morgan Stanley Capital International (“MSCI”) EAFE Index returned -4.42% during the period, driven lower by poor returns in Europe and Japan.  Emerging market equities enjoyed strong returns, as the MSCI Emerging Markets Index returned 6.41% during the period.  The bright spot within emerging markets was Brazil, where equities rallied over 46% in U.S. dollar terms amid the impeachment of President Dilma Rousseff.

Fixed income markets posted significant gains during the first half of the year, as U.S. Treasury yields marched toward new record lows.  Supporting the strong demand for bonds was the introduction of negative interest rates in Japan, along with a further decrease in (already negative) interest rates in the Eurozone, which accelerated after the Brexit vote.  Bonds were also helped by narrowing credit spreads throughout all major bond sectors, especially in the high yield energy sector, which benefited from a sharp rebound in oil prices.  The Barclays U.S. Aggregate Bond Index returned 5.31% during the first half of the year, an astounding return given the current low yield environment.  Spread sectors, especially those with long maturities, produced even higher returns, due to their higher yields and narrowing spreads.

Liquid alternative investments, as measured by the Wilshire Liquid Alternative Index, produced a modestly positive return of 0.85% during the six month period.  Among the best performing alternative strategies were commodities, managed futures and alternative credit.

Looking ahead to the remainder of 2016, we remain optimistic on the resilience of the U.S. economy and U.S. consumers in particular.  We are less optimistic outside of the U.S., in particular with the ability of central banks to successfully wind down their negative interest rate experiments.  That said, we expect volatility to remain broadly elevated ahead of the U.S. presidential election and another potential Fed rate hike.  We are also cautious of the fact that equity markets remain near record highs and interest rates are near record lows, while broad economic and geopolitical risks have not much subsided.  We believe that these trends further highlight the need for diversification and professional guidance to help navigate risks and capture opportunities that may be created from short-term volatility.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud
Trustee, President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/American Funds Blue Chip Income and Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	185,962	$2,365,434

Total Investment Companies (cost $2,238,173)		2,365,434

Total Investments - 100.0% (cost $2,238,173)		2,365,434
Other Assets and Liabilities - Net - (0.0%)		(889)
Total Net Assets - 100.0%		$2,364,545

JNL/American Funds Global Bond Fund

Portfolio Composition:	Percentage of Total Investments
Global Fixed Income	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	42,713	$506,998

Total Investment Companies (cost $516,015)		506,998

Total Investments - 100.0% (cost $516,015)		506,998
Other Assets and Liabilities - Net - (0.0%)		(180)
Total Net Assets - 100.0%		$506,818

JNL/American Funds Global Small Capitalization Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	24,453	$467,046

Total Investment Companies (cost $571,690)		467,046

Total Investments - 100.0% (cost $571,690)		467,046
Other Assets and Liabilities - Net - (0.0%)		(169)
Total Net Assets - 100.0%		$466,877

JNL/American Funds Growth-Income Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	82,295	$3,420,168

Total Investment Companies (cost $3,637,791)		3,420,168

Total Investments - 100.0% (cost $3,637,791)		3,420,168
Other Assets and Liabilities - Net - (0.0%)		(1,502)
Total Net Assets - 100.0%		$3,418,666

JNL/American Funds International Fund

Portfolio Composition:	Percentage of Total Investments
International Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	61,589	$1,002,057

Total Investment Companies (cost $1,172,570)		1,002,057

Total Investments - 100.0% (cost $1,172,570)		1,002,057
Other Assets and Liabilities - Net - (0.0%)		(436)
Total Net Assets - 100.0%		$1,001,621

JNL/American Funds New World Fund

Portfolio Composition:	Percentage of Total Investments
Emerging Markets Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	43,238	$834,498

Total Investment Companies (cost $955,373)		834,498

Total Investments - 100.0% (cost $955,373)		834,498
Other Assets and Liabilities - Net - (0.0%)		(361)
Total Net Assets - 100.0%		$834,137

JNL Institutional Alt 20 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	33.2%
Domestic Fixed Income	22.9
Alternative	19.2
International Equity	17.2
Global Fixed Income	4.3
Emerging Markets Equity	3.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.2%
JNL Multi-Manager Alternative Fund - Class A (1.8%) (b)	1,349	$12,731
JNL/AQR Managed Futures Strategy Fund - Class A (5.5%) (b)	4,198	41,472
JNL/BlackRock Global Long Short Credit Fund (7.1%) (b)	2,966	28,240
JNL/Boston Partners Global Long Short Equity Fund - Class A (8.0%) (b)	5,481	57,165
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.9%) (b)	558	7,657
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (8.2%) (b)	3,715	36,444
JNL/Invesco Global Real Estate Fund - Class A (0.7%) (b)	1,353	14,192
JNL/Neuberger Berman Currency Fund (8.7%) (b)	1,883	19,058
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (6.9%) (b)	159	2,088
JNL/Nicholas Convertible Arbitrage Fund (5.9%) (b)	2,426	24,063
JNL/PPM America Long Short Credit Fund (9.2%) (b)	1,771	16,474
JNL/Red Rocks Listed Private Equity Fund - Class A (0.6%) (b)	318	2,971
JNL/Westchester Capital Event Driven Fund - Class A (10.8%) (b)	3,899	37,043
		299,598
DOMESTIC EQUITY - 33.2%
JNL/DFA U.S. Micro Cap Fund (21.7%) (b)	2,113	18,085
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.6%) (b)	5,283	61,920
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.8%) (b)	5,924	102,958
JNL/Mellon Capital Small Cap Index Fund - Class A (2.8%) (b)	3,257	50,715
JNL/S&P Mid 3 Fund - Class A (10.7%) (b)	3,174	33,229
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (b)	2,460	79,533
JNL/T. Rowe Price Value Fund - Class A (2.3%) (b)	5,817	91,845
JNL/The London Company Focused U.S. Equity Fund (49.8%) (b)	6,651	79,212
		517,497
DOMESTIC FIXED INCOME - 22.9%
JNL/Crescent High Income Fund - Class A (4.2%) (b)	1,510	15,142
JNL/DoubleLine Total Return Fund (6.2%) (b)	14,617	160,344
JNL/PIMCO Total Return Bond Fund - Class A (0.9%) (b)	3,023	37,945
JNL/PPM America Floating Rate Income Fund - Class A (0.3%) (b)	395	4,159
JNL/PPM America High Yield Bond Fund - Class A (0.9%) (b)	1,630	20,425
JNL/PPM America Total Return Fund - Class A (4.7%) (b)	4,008	48,583
JNL/Scout Unconstrained Bond Fund - Class A (5.7%) (b)	6,931	69,311
		355,909
EMERGING MARKETS EQUITY - 3.2%
JNL/Lazard Emerging Markets Fund - Class A (4.8%) (b)	4,898	42,664
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.7%) (b)	831	7,203
		49,867
GLOBAL FIXED INCOME - 4.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.0%) (b)	5,005	49,151
JNL/Neuberger Berman Strategic Income Fund - Class A (2.8%) (b)	1,571	17,180
		66,331
INTERNATIONAL EQUITY - 17.2%
JNL/Mellon Capital International Index Fund - Class A (8.0%) (b)	13,832	170,130
JNL/WCM Focused International Equity Fund (10.3%) (b)	8,626	97,908
		268,038
Total Investment Companies (cost $1,570,817)		1,557,240

Total Investments - 100.0% (cost $1,570,817)		1,557,240
Other Assets and Liabilities - Net - (0.0%)		(251)
Total Net Assets - 100.0%		$1,556,989

JNL Institutional Alt 35 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	34.1%
Domestic Equity	26.6
Domestic Fixed Income	18.6
International Equity	14.2
Global Fixed Income	3.9
Emerging Markets Equity	2.6
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.1%
JNL Multi-Manager Alternative Fund - Class A (2.2%) (b)	1,712	$16,158
JNL/AQR Managed Futures Strategy Fund - Class A (13.5%) (b)	10,356	102,314
JNL/AQR Risk Parity Fund (5.8%) (b)	148	1,932
JNL/BlackRock Global Long Short Credit Fund (16.5%) (b)	6,869	65,396
JNL/Boston Partners Global Long Short Equity Fund - Class A (17.1%) (b)	11,713	122,165
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.3%) (b)	1,433	19,677
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (17.2%) (b)	7,778	76,303
JNL/Invesco Global Real Estate Fund - Class A (1.6%) (b)	2,964	31,095
JNL/Neuberger Berman Currency Fund (20.8%) (b)	4,495	45,492
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (19.8%) (b)	461	6,025
JNL/Nicholas Convertible Arbitrage Fund (15.4%) (b)	6,276	62,258
JNL/PPM America Long Short Credit Fund (22.9%) (b)	4,420	41,101
JNL/Red Rocks Listed Private Equity Fund - Class A (3.0%) (b)	1,542	14,404
JNL/Westchester Capital Event Driven Fund - Class A (17.5%) (b)	6,317	60,007
		664,327

See accompanying Notes to Financial Statements.

	Shares	Value
DOMESTIC EQUITY - 26.6%
JNL/DFA U.S. Micro Cap Fund (16.4%) (b)	1,595	13,655
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (12.2%) (b)	7,503	87,934
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.9%) (b)	6,306	109,599
JNL/Mellon Capital Small Cap Index Fund - Class A (3.1%) (b)	3,565	55,507
JNL/S&P Mid 3 Fund - Class A (5.7%) (b)	1,690	17,693
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (b)	2,591	83,778
JNL/T. Rowe Price Value Fund - Class A (2.3%) (b)	5,772	91,139
JNL/The London Company Focused U.S. Equity Fund (37.1%) (b)	4,956	59,026
		518,331
DOMESTIC FIXED INCOME - 18.6%
JNL/Crescent High Income Fund - Class A (2.9%) (b)	1,037	10,404
JNL/DoubleLine Total Return Fund (6.5%) (b)	15,335	168,221
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	4,030	50,581
JNL/PPM America Floating Rate Income Fund - Class A (0.6%) (b)	770	8,111
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (b)	383	4,792
JNL/PPM America Total Return Fund - Class A (4.6%) (b)	3,955	47,933
JNL/Scout Unconstrained Bond Fund - Class A (5.9%) (b)	7,149	71,487
		361,529
EMERGING MARKETS EQUITY - 2.6%
JNL/Lazard Emerging Markets Fund - Class A (4.9%) (b)	4,976	43,343
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.3%) (b)	717	6,217
		49,560
GLOBAL FIXED INCOME - 3.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (b)	5,334	52,382
JNL/Neuberger Berman Strategic Income Fund - Class A (3.8%) (b)	2,184	23,890
		76,272
INTERNATIONAL EQUITY - 14.2%
JNL/Mellon Capital International Index Fund - Class A (7.9%) (b)	13,687	168,356
JNL/WCM Focused International Equity Fund (11.3%) (b)	9,482	107,618
		275,974
Total Investment Companies (cost $1,954,716)		1,945,993

Total Investments - 100.0% (cost $1,954,716)		1,945,993
Other Assets and Liabilities - Net - (0.0%)		(314)
Total Net Assets - 100.0%		$1,945,679

JNL Institutional Alt 50 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	49.3%
Domestic Equity	19.5
Domestic Fixed Income	15.2
International Equity	10.7
Global Fixed Income	3.4
Emerging Markets Equity	1.9
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 49.3%
JNL Multi-Manager Alternative Fund - Class A (8.5%) (b)	6,518	$61,529
JNL/AQR Managed Futures Strategy Fund - Class A (24.6%) (b)	18,795	185,692
JNL/AQR Risk Parity Fund (9.2%) (b)	234	3,053
JNL/BlackRock Global Long Short Credit Fund (32.9%) (b)	13,747	130,874
JNL/Boston Partners Global Long Short Equity Fund - Class A (36.6%) (b)	25,027	261,035
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (4.6%) (b)	2,890	39,681
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (34.2%) (b)	15,446	151,522
JNL/Invesco Global Real Estate Fund - Class A (3.2%) (b)	5,882	61,699
JNL/Neuberger Berman Currency Fund (40.5%) (b)	8,763	88,681
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (30.0%) (b)	698	9,129
JNL/Nicholas Convertible Arbitrage Fund (30.5%) (b)	12,433	123,337
JNL/PPM America Long Short Credit Fund (46.9%) (b)	9,066	84,313
JNL/Red Rocks Listed Private Equity Fund - Class A (6.1%) (b)	3,129	29,223
JNL/Westchester Capital Event Driven Fund - Class A (34.4%) (b)	12,386	117,671
		1,347,439
DOMESTIC EQUITY - 19.5%
JNL/DFA U.S. Micro Cap Fund (16.4%) (b)	1,597	13,667
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.5%) (b)	5,269	61,749
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.4%) (b)	7,903	137,356
JNL/Mellon Capital Small Cap Index Fund - Class A (3.1%) (b)	3,623	56,419
JNL/S&P Mid 3 Fund - Class A (4.8%) (b)	1,429	14,958
JNL/T. Rowe Price Established Growth Fund - Class A (1.9%) (b)	3,698	119,555
JNL/T. Rowe Price Value Fund - Class A (3.2%) (b)	8,231	129,969
		533,673
DOMESTIC FIXED INCOME - 15.3%
JNL/Crescent High Income Fund - Class A (4.2%) (b)	1,507	15,117
JNL/DoubleLine Total Return Fund (7.2%) (b)	17,080	187,366
JNL/PIMCO Total Return Bond Fund - Class A (1.4%) (b)	4,543	57,009
JNL/PPM America Floating Rate Income Fund - Class A (0.7%) (b)	911	9,586
JNL/PPM America High Yield Bond Fund - Class A (0.5%) (b)	935	11,716
JNL/PPM America Total Return Fund - Class A (5.5%) (b)	4,720	57,210
JNL/Scout Unconstrained Bond Fund - Class A (6.5%) (b)	7,874	78,743
		416,747

See accompanying Notes to Financial Statements.

	Shares	Value
EMERGING MARKETS EQUITY - 1.9%
JNL/Lazard Emerging Markets Fund - Class A (5.1%) (b)	5,242	45,658
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.9%) (b)	589	5,111
		50,769
GLOBAL FIXED INCOME - 3.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.0%) (b)	6,602	64,830
JNL/Neuberger Berman Strategic Income Fund - Class A (4.3%) (b)	2,444	26,740
		91,570
INTERNATIONAL EQUITY - 10.7%
JNL/Mellon Capital International Index Fund - Class A (9.1%) (b)	15,804	194,390
JNL/WCM Focused International Equity Fund (10.3%) (b)	8,669	98,387
		292,777
Total Investment Companies (cost $2,771,297)		2,732,975

Total Investments - 100.0% (cost $2,771,297)		2,732,975
Other Assets and Liabilities - Net - (0.0%)		(431)
Total Net Assets - 100.0%		$2,732,544

JNL Alt 65 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	64.5%
Domestic Equity	15.5
Domestic Fixed Income	9.0
International Equity	8.3
Emerging Markets Equity	1.6
Global Fixed Income	1.1
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 64.5%
JNL Multi-Manager Alternative Fund - Class A (3.2%) (b)	2,412	$22,769
JNL/AQR Managed Futures Strategy Fund - Class A (7.4%) (b)	5,661	55,928
JNL/BlackRock Global Long Short Credit Fund (8.6%) (b)	3,601	34,284
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.8%) (b)	6,713	70,023
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.0%) (b)	621	8,527
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.5%) (b)	4,725	46,354
JNL/Invesco Global Real Estate Fund - Class A (1.0%) (b)	1,770	18,571
JNL/Neuberger Berman Currency Fund (11.2%) (b)	2,419	24,478
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.4%) (b)	57	741
JNL/Nicholas Convertible Arbitrage Fund (8.7%) (b)	3,538	35,095
JNL/PPM America Long Short Credit Fund (13.6%) (b)	2,635	24,507
JNL/Red Rocks Listed Private Equity Fund - Class A (0.8%) (b)	432	4,033
JNL/Westchester Capital Event Driven Fund - Class A (9.6%) (b)	3,449	32,764
		378,074
DOMESTIC EQUITY - 15.5%
JNL/DFA U.S. Micro Cap Fund (0.6%) (b)	58	495
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.5%) (b)	954	11,186
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.5%) (b)	1,665	28,937
JNL/Mellon Capital Small Cap Index Fund - Class A (0.4%) (b)	499	7,762
JNL/S&P Mid 3 Fund - Class A (1.1%) (b)	335	3,510
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (b)	579	18,713
JNL/T. Rowe Price Value Fund - Class A (0.5%) (b)	1,280	20,213
		90,816
DOMESTIC FIXED INCOME - 9.0%
JNL/Crescent High Income Fund - Class A (1.1%) (b)	400	4,011
JNL/DoubleLine Total Return Fund (1.2%) (b)	2,756	30,230
JNL/PPM America Total Return Fund - Class A (0.6%) (b)	547	6,634
JNL/Scout Unconstrained Bond Fund - Class A (1.0%) (b)	1,190	11,901
		52,776
EMERGING MARKETS EQUITY - 1.6%
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (b)	774	6,743
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.9%) (b)	293	2,540
		9,283
GLOBAL FIXED INCOME - 1.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (b)	633	6,210

INTERNATIONAL EQUITY - 8.3%
JNL/Mellon Capital International Index Fund - Class A (1.5%) (b)	2,614	32,154
JNL/WCM Focused International Equity Fund (1.7%) (b)	1,450	16,458
		48,612
Total Investment Companies (cost $593,837)		585,771

Total Investments - 100.0% (cost $593,837)		585,771
Other Assets and Liabilities - Net - (0.0%)		(122)
Total Net Assets - 100.0%		$585,649

JNL/American Funds Balanced Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	32.4%
Domestic Fixed Income	31.9
Global Equity	17.5
Global Fixed Income	8.0
Emerging Markets Equity	7.4
International Equity	2.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.4%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	8,188	$104,147
American Funds Insurance Series - Growth Fund - Class 1	3,320	207,276
American Funds Insurance Series - Growth-Income Fund - Class 1	3,435	142,768
		454,191
DOMESTIC FIXED INCOME - 31.9%
American Funds Insurance Series - Bond Fund - Class 1	19,939	223,322
American Funds Insurance Series - High-Income Bond Fund - Class 1 (a)	14,530	143,703
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	6,364	79,738
		446,763
EMERGING MARKETS EQUITY - 7.4%
American Funds Insurance Series - New World Fund - Class 1	5,373	103,694

GLOBAL EQUITY - 17.5%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	4,141	51,930
American Funds Insurance Series - Global Growth Fund - Class 1	4,441	103,245
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,732	90,380
		245,555
GLOBAL FIXED INCOME - 8.0%
American Funds Insurance Series - Global Bond Fund - Class 1	9,403	111,610

INTERNATIONAL EQUITY - 2.8%
American Funds Insurance Series - International Fund - Class 1	2,393	38,940

Total Investment Companies (cost $1,488,041)		1,400,753

Total Investments - 100.0% (cost $1,488,041)		1,400,753
Other Assets and Liabilities - Net - (0.0%)		(588)
Total Net Assets - 100.0%		$1,400,165

JNL/American Funds Growth Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.6%
Global Equity	25.4
Domestic Fixed Income	13.3
Emerging Markets Equity	10.3
Global Fixed Income	6.7
International Equity	4.7
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.6%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	8,455	$107,545
American Funds Insurance Series - Growth Fund - Class 1	3,428	214,075
American Funds Insurance Series - Growth-Income Fund - Class 1	3,095	128,630
		450,250
DOMESTIC FIXED INCOME - 13.3%
American Funds Insurance Series - Bond Fund - Class 1	4,071	45,593
American Funds Insurance Series - High-Income Bond Fund - Class 1	7,646	75,618
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	2,422	30,354
		151,565
EMERGING MARKETS EQUITY - 10.3%
American Funds Insurance Series - New World Fund - Class 1	6,104	117,802

GLOBAL EQUITY - 25.4%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	4,275	53,613
American Funds Insurance Series - Global Growth Fund - Class 1	5,521	128,362
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	5,604	107,037
		289,012
GLOBAL FIXED INCOME - 6.7%
American Funds Insurance Series - Global Bond Fund - Class 1	6,381	75,740

INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund - Class 1	3,294	53,593

Total Investment Companies (cost $1,248,781)		1,137,962

Total Investments - 100.0% (cost $1,248,781)		1,137,962
Other Assets and Liabilities - Net - (0.0%)		(478)
Total Net Assets - 100.0%		$1,137,484

JNL Disciplined Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	36.2%
Domestic Fixed Income	33.6
International Equity	13.1
Domestic Balanced	7.7
Global Fixed Income	5.8
Emerging Markets Equity	3.6
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 7.7%
JNL/T. Rowe Price Capital Appreciation Fund (9.9%) (b)	8,399	$104,659

DOMESTIC EQUITY - 36.2%
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (12.2%) (b)	7,529	88,240
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (3.5%) (b)	4,443	81,398
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.1%) (b)	9,962	173,126
JNL/Mellon Capital Small Cap Index Fund - Class A (0.8%) (b)	870	13,547
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (b)	1,969	63,664

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/T. Rowe Price Value Fund - Class A (1.8%) (b)	4,502	71,087
		491,062
DOMESTIC FIXED INCOME - 33.6%
JNL/Crescent High Income Fund - Class A (6.5%) (b)	2,352	23,594
JNL/DoubleLine Total Return Fund (7.3%) (b)	17,184	188,503
JNL/PIMCO Credit Income Fund (9.7%) (b)	2,591	29,515
JNL/PIMCO Total Return Bond Fund - Class A (0.7%) (b)	2,305	28,928
JNL/PPM America High Yield Bond Fund - Class A (1.2%) (b)	2,160	27,065
JNL/PPM America Total Return Fund - Class A (6.8%) (b)	5,843	70,816
JNL/Scout Unconstrained Bond Fund - Class A (7.2%) (b)	8,755	87,546
		455,967
EMERGING MARKETS EQUITY - 3.6%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (5.8%) (b)	5,680	48,845

GLOBAL FIXED INCOME - 5.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.4%) (b)	5,581	54,802
JNL/Neuberger Berman Strategic Income Fund - Class A (3.8%) (b)	2,156	23,589
		78,391
INTERNATIONAL EQUITY - 13.1%
JNL/Mellon Capital International Index Fund - Class A (3.8%) (b)	6,646	81,742
JNL/S&P International 5 Fund - Class A (16.0%) (b)	2,192	19,928
JNL/WCM Focused International Equity Fund (8.0%) (b)	6,713	76,199
		177,869
Total Investment Companies (cost $1,357,434)		1,356,793

Total Investments - 100.0% (cost $1,357,434)		1,356,793
Other Assets and Liabilities - Net - (0.0%)		(190)
Total Net Assets - 100.0%		$1,356,603

JNL Disciplined Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	44.3%
International Equity	20.1
Domestic Fixed Income	19.3
Domestic Balanced	7.9
Emerging Markets Equity	5.1
Global Fixed Income	3.3
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 7.9%
JNL/T. Rowe Price Capital Appreciation Fund (13.2%) (b)	11,173	$139,212

DOMESTIC EQUITY - 44.3%
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (20.6%) (b)	12,695	148,792
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (4.9%) (b)	6,187	113,342
JNL/Mellon Capital S&P 500 Index Fund - Class A (4.4%) (b)	14,318	248,848
JNL/Mellon Capital Small Cap Index Fund - Class A (1.7%) (b)	1,958	30,489
JNL/T. Rowe Price Established Growth Fund - Class A (1.7%) (b)	3,333	107,760
JNL/T. Rowe Price Value Fund - Class A (3.1%) (b)	7,995	126,236
		775,467
DOMESTIC FIXED INCOME - 19.3%
JNL/Crescent High Income Fund - Class A (9.6%) (b)	3,476	34,860
JNL/DoubleLine Total Return Fund (5.7%) (b)	13,440	147,436
JNL/PIMCO Credit Income Fund (6.7%) (b)	1,806	20,573
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (b)	1,370	17,198
JNL/PPM America Total Return Fund - Class A (3.3%) (b)	2,862	34,692
JNL/Scout Unconstrained Bond Fund - Class A (6.8%) (b)	8,262	82,620
		337,379
EMERGING MARKETS EQUITY - 5.1%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (10.6%) (b)	10,454	89,900

GLOBAL FIXED INCOME - 3.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (2.4%) (b)	4,038	39,656
JNL/Neuberger Berman Strategic Income Fund - Class A (2.8%) (b)	1,590	17,390
		57,046
INTERNATIONAL EQUITY - 20.1%
JNL/Mellon Capital International Index Fund - Class A (6.6%) (b)	11,391	140,117
JNL/S&P International 5 Fund - Class A (41.1%) (b)	5,642	51,283
JNL/WCM Focused International Equity Fund (16.8%) (b)	14,127	160,342
		351,742
Total Investment Companies (cost $1,760,116)		1,750,746

Total Investments - 100.0% (cost $1,760,116)		1,750,746
Other Assets and Liabilities - Net - (0.0%)		(236)
Total Net Assets - 100.0%		$1,750,510

JNL Disciplined Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	55.2%
International Equity	23.0
Domestic Fixed Income	10.7
Emerging Markets Equity	6.1
Domestic Balanced	4.0
Global Fixed Income	1.0
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 4.0%
JNL/T. Rowe Price Capital Appreciation Fund (3.0%) (b)	2,579	$32,139

DOMESTIC EQUITY - 55.2%
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (12.7%) (b)	7,802	91,433
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (2.4%) (b)	2,972	54,453

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.3%) (b)	7,461	129,680
JNL/Mellon Capital Small Cap Index Fund - Class A (1.0%) (b)	1,169	18,196
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (b)	2,229	72,079
JNL/T. Rowe Price Value Fund - Class A (2.0%) (b)	5,119	80,831
		446,672
DOMESTIC FIXED INCOME - 10.7%
JNL/Crescent High Income Fund - Class A (2.8%) (b)	1,001	10,040
JNL/DoubleLine Total Return Fund (1.5%) (b)	3,660	40,150
JNL/PIMCO Credit Income Fund (2.6%) (b)	709	8,077
JNL/Scout Unconstrained Bond Fund - Class A (2.3%) (b)	2,808	28,078
		86,345
EMERGING MARKETS EQUITY - 6.1%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (5.9%) (b)	5,785	49,749

GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.5%) (b)	830	8,147

INTERNATIONAL EQUITY - 23.0%
JNL/Mellon Capital International Index Fund - Class A (3.6%) (b)	6,233	76,658
JNL/S&P International 5 Fund - Class A (23.8%) (b)	3,275	29,772
JNL/WCM Focused International Equity Fund (8.4%) (b)	7,070	80,246
		186,676
Total Investment Companies (cost $818,285)		809,728

Total Investments - 100.0% (cost $818,285)		809,728
Other Assets and Liabilities - Net - (0.0%)		(119)
Total Net Assets - 100.0%		$809,609

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	66.4%
Domestic Balanced	33.6
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.6%
JNL/Franklin Templeton Income Fund - Class A (20.1%) (b)	42,145	$464,442

GLOBAL EQUITY - 66.4%
JNL/Franklin Templeton Global Growth Fund - Class A (50.8%) (b)	45,962	449,504
JNL/Franklin Templeton Mutual Shares Fund - Class A (41.5%) (b)	41,741	466,664
		916,168
Total Investment Companies (cost $1,207,615)		1,380,610

Total Investments - 100.0% (cost $1,207,615)		1,380,610
Other Assets and Liabilities - Net - (0.0%)		(112)
Total Net Assets - 100.0%		$1,380,498

JNL/Mellon Capital 10 x 10 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	80.3%
Domestic Fixed Income	9.9
International Equity	9.8
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 80.3%
JNL/Mellon Capital JNL 5 Fund - Class A (6.1%) (b)	14,923	$194,147
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (1.7%) (b)	2,115	38,749
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (b)	2,231	38,771
JNL/Mellon Capital Small Cap Index Fund - Class A (2.2%) (b)	2,483	38,658
		310,325
DOMESTIC FIXED INCOME - 9.9%
JNL/Mellon Capital Bond Index Fund - Class A (3.2%) (b)	3,157	38,138

INTERNATIONAL EQUITY - 9.8%
JNL/Mellon Capital International Index Fund - Class A (1.8%) (b)	3,071	37,775

Total Investment Companies (cost $298,503)		386,238

Total Investments - 100.0% (cost $298,503)		386,238
Other Assets and Liabilities - Net - (0.0%)		(29)
Total Net Assets - 100.0%		$386,209

JNL/Mellon Capital Index 5 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	60.4%
Domestic Fixed Income	20.0
International Equity	19.6
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 60.4%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (6.7%) (b)	8,483	$155,407
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.7%) (b)	8,926	155,139
JNL/Mellon Capital Small Cap Index Fund - Class A (8.7%) (b)	9,975	155,305
		465,851
DOMESTIC FIXED INCOME - 20.0%
JNL/Mellon Capital Bond Index Fund - Class A (13.0%) (b)	12,803	154,657

INTERNATIONAL EQUITY - 19.6%
JNL/Mellon Capital International Index Fund - Class A (7.1%) (b)	12,287	151,134

Total Investment Companies (cost $663,217)		771,642

Total Investments - 100.0% (cost $663,217)		771,642
Other Assets and Liabilities - Net - (0.0%)		(51)
Total Net Assets - 100.0%		$771,591

See accompanying Notes to Financial Statements.

JNL/MMRS Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	51.1%
Domestic Equity	29.6
Emerging Markets Equity	5.6
International Equity	5.4
Global Fixed Income	5.0
Global Equity	3.3
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 29.6%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.8%) (b)	453	$9,563
JNL/Invesco Small Cap Growth Fund - Class A (1.1%) (b)	748	14,331
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (1.0%) (b)	533	9,523
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.5%) (b)	573	14,455
JNL/Mellon Capital S&P 24 Fund - Class A (2.5%) (b)	915	14,588
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.6%) (b)	787	14,423
JNL/S&P Competitive Advantage Fund - Class A (0.5%) (b)	938	13,975
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (b)	915	14,542
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (b)	1,155	13,862
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.3%) (b)	249	9,560
		128,822
DOMESTIC FIXED INCOME - 51.1%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.3%) (b)	4,324	52,320
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.0%) (b)	3,796	52,314
JNL/Mellon Capital Bond Index Fund - Class A (4.4%) (b)	4,331	52,317
JNL/PIMCO Real Return Fund - Class A (1.3%) (b)	2,109	21,810
JNL/PIMCO Total Return Bond Fund - Class A (1.0%) (b)	3,469	43,533
		222,294
EMERGING MARKETS EQUITY - 5.6%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (2.8%) (b)	2,812	24,180

GLOBAL EQUITY - 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.3%) (b)	1,295	14,473

GLOBAL FIXED INCOME - 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (3.5%) (b)	1,992	21,793

INTERNATIONAL EQUITY - 5.4%
JNL/Invesco International Growth Fund - Class A (1.9%) (b)	1,924	23,279

Total Investment Companies (cost $447,157)		434,841

Total Investments - 100.0% (cost $447,157)		434,841
Other Assets and Liabilities - Net - (0.0%)		(143)
Total Net Assets - 100.0%		$434,698

JNL/MMRS Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	46.9%
Domestic Equity	33.0
Emerging Markets Equity	5.9
International Equity	5.9
Global Fixed Income	5.9
Global Equity	2.4
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 33.0%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.1%) (b)	73	$1,534
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	80	1,528
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.1%) (b)	68	1,211
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	72	1,829
JNL/Mellon Capital S&P 24 Fund - Class A (0.2%) (b)	77	1,222
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.1%) (b)	100	1,838
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	143	2,135
JNL/S&P Dividend Income & Growth Fund - Class A (0.0%) (b)	150	2,386
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	178	2,134
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	32	1,219
		17,036
DOMESTIC FIXED INCOME - 46.9%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.4%) (b)	375	4,538
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.3%) (b)	439	6,045
JNL/Mellon Capital Bond Index Fund - Class A (0.5%) (b)	500	6,046
JNL/PIMCO Real Return Fund - Class A (0.2%) (b)	293	3,032
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	362	4,541
		24,202
EMERGING MARKETS EQUITY - 5.9%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.4%) (b)	358	3,077

GLOBAL EQUITY - 2.4%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.1%) (b)	109	1,222

See accompanying Notes to Financial Statements.

	Shares	Value
GLOBAL FIXED INCOME - 5.9%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.5%) (b)	277	3,030

INTERNATIONAL EQUITY - 5.9%
JNL/Invesco International Growth Fund - Class A (0.2%) (b)	253	3,060

Total Investment Companies (cost $51,364)		51,627

Total Investments - 100.0% (cost $51,364)		51,627
Other Assets and Liabilities - Net - (0.0%)		(15)
Total Net Assets - 100.0%		$51,612

JNL/MMRS Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	47.7%
Domestic Equity	32.5
International Equity	7.8
Global Fixed Income	5.8
Emerging Markets Equity	3.9
Global Equity	2.3
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.5%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.6%) (b)	312	$6,577
JNL/Invesco Small Cap Growth Fund - Class A (0.5%) (b)	343	6,566
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.5%) (b)	273	4,882
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.2%) (b)	259	6,532
JNL/Mellon Capital S&P 24 Fund - Class A (0.8%) (b)	309	4,927
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (b)	448	8,209
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (b)	549	8,184
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (b)	610	9,698
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (b)	683	8,196
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.1%) (b)	128	4,920
		68,691
DOMESTIC FIXED INCOME - 47.7%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (1.8%) (b)	1,764	21,345
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (1.4%) (b)	1,769	24,372
JNL/Mellon Capital Bond Index Fund - Class A (2.0%) (b)	2,019	24,388
JNL/PIMCO Real Return Fund - Class A (0.7%) (b)	1,186	12,260
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (b)	1,460	18,326
		100,691
EMERGING MARKETS EQUITY - 3.9%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (1.0%) (b)	958	8,242

GLOBAL EQUITY - 2.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.4%) (b)	441	4,928

GLOBAL FIXED INCOME - 5.8%
JNL/Neuberger Berman Strategic Income Fund - Class A (2.0%) (b)	1,122	12,278

INTERNATIONAL EQUITY - 7.8%
JNL/Invesco International Growth Fund - Class A (1.3%) (b)	1,357	16,416

Total Investment Companies (cost $207,899)		211,246

Total Investments - 100.0% (cost $207,899)		211,246
Other Assets and Liabilities - Net - (0.0%)		(65)
Total Net Assets - 100.0%		$211,181

JNL/S&P 4 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund - Class A (59.6%) (b)	110,127	$1,640,892
JNL/S&P Dividend Income & Growth Fund - Class A (33.5%) (b)	104,867	1,667,388
JNL/S&P Intrinsic Value Fund - Class A (64.8%) (b)	137,443	1,649,313
JNL/S&P Total Yield Fund - Class A (75.1%) (b)	133,256	1,665,705

Total Investment Companies (cost $6,944,721)		6,623,298

Total Investments - 100.0% (cost $6,944,721)		6,623,298
Other Assets and Liabilities - Net - (0.0%)		(432)
Total Net Assets - 100.0%		$6,622,866

JNL/S&P Managed Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	68.6%
Domestic Equity	15.4
Global Fixed Income	6.9
Alternative	4.0
International Equity	3.0
International Fixed Income	2.1
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (6.6%) (b)	5,020	$47,388
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (b)	1,609	16,881
		64,269
DOMESTIC EQUITY - 15.4%
JNL Multi-Manager Small Cap Growth Fund - Class A (1.5%) (b)	802	16,917
JNL Multi-Manager Small Cap Value Fund - Class A (1.6%) (b)	1,278	16,834

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/DFA U.S. Core Equity Fund - Class A (4.3%) (b)	3,025	33,303
JNL/Goldman Sachs Mid Cap Value Fund - Class A (1.5%) (b)	1,707	16,919
JNL/Invesco Mid Cap Value Fund - Class A (3.0%) (b)	1,154	16,887
JNL/JPMorgan MidCap Growth Fund - Class A (2.1%) (b)	1,169	33,311
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (b)	1,506	48,678
JNL/T. Rowe Price Value Fund - Class A (1.2%) (b)	3,148	49,714
JNL/WMC Value Fund - Class A (1.0%) (b)	784	16,766
		249,329
DOMESTIC FIXED INCOME - 68.6%
JNL/Crescent High Income Fund - Class A (9.7%) (b)	3,509	35,199
JNL/DoubleLine Total Return Fund (5.6%) (b)	13,147	144,222
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.0%) (b)	4,005	48,462
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (8.3%) (b)	10,528	145,070
JNL/PIMCO Real Return Fund - Class A (4.0%) (b)	6,291	65,051
JNL/PIMCO Total Return Bond Fund - Class A (2.3%) (b)	7,731	97,023
JNL/PPM America Floating Rate Income Fund - Class A (2.5%) (b)	3,077	32,400
JNL/PPM America High Yield Bond Fund - Class A (4.3%) (b)	7,957	99,701
JNL/PPM America Low Duration Bond Fund - Class A (15.1%) (b)	11,016	111,596
JNL/PPM America Total Return Fund - Class A (11.0%) (b)	9,426	114,239
JNL/Scout Unconstrained Bond Fund - Class A (8.0%) (b)	9,705	97,054
JNL/T. Rowe Price Short-Term Bond Fund - Class A (7.0%) (b)	12,075	120,386
		1,110,403
GLOBAL FIXED INCOME - 6.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.9%) (b)	11,450	112,438
INTERNATIONAL EQUITY - 3.0%
JNL/Causeway International Value Select Fund - Class A (2.1%) (b)	1,237	15,984
JNL/Invesco International Growth Fund - Class A (1.3%) (b)	1,325	16,029
JNL/WCM Focused International Equity Fund (1.8%) (b)	1,469	16,669
		48,682
INTERNATIONAL FIXED INCOME - 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (13.5%) (b)	1,649	16,872
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (5.0%) (b)	1,610	16,593
		33,465
Total Investment Companies (cost $1,640,379)		1,618,586

Total Investments - 100.0% (cost $1,640,379)		1,618,586
Other Assets and Liabilities - Net - (0.0%)		(248)
Total Net Assets - 100.0%		$1,618,338

JNL/S&P Managed Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	48.9%
Domestic Equity	32.4
Global Fixed Income	6.9
Alternative	4.0
International Equity	3.6
International Fixed Income	2.1
Emerging Markets Equity	1.1
Global Equity	1.0
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (13.0%) (b)	9,917	$93,623
JNL/Invesco Global Real Estate Fund - Class A (1.8%) (b)	3,406	35,726
		129,349
DOMESTIC EQUITY - 32.4%
JNL Multi-Manager Small Cap Growth Fund - Class A (2.8%) (b)	1,517	31,993
JNL Multi-Manager Small Cap Value Fund - Class A (6.4%) (b)	5,032	66,269
JNL/BlackRock Large Cap Select Growth Fund — Class A (1.3%) (b)	1,190	32,205
JNL/DFA U.S. Core Equity Fund - Class A (4.6%) (b)	3,241	35,687
JNL/Goldman Sachs Mid Cap Value Fund - Class A (5.9%) (b)	6,601	65,416
JNL/Invesco Mid Cap Value Fund - Class A (5.9%) (b)	2,253	32,981
JNL/Invesco Small Cap Growth Fund - Class A (2.5%) (b)	1,741	33,383
JNL/JPMorgan MidCap Growth Fund - Class A (5.9%) (b)	3,325	94,750
JNL/T. Rowe Price Established Growth Fund - Class A (4.6%) (b)	8,970	289,996
JNL/T. Rowe Price Value Fund - Class A (6.7%) (b)	17,139	270,619
JNL/WMC Value Fund - Class A (6.3%) (b)	4,820	103,052
		1,056,351
DOMESTIC FIXED INCOME - 48.9%
JNL/Crescent High Income Fund - Class A (8.8%) (b)	3,184	31,941
JNL/DoubleLine Total Return Fund (9.0%) (b)	21,195	232,513
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (9.7%) (b)	12,283	169,260
JNL/PIMCO Real Return Fund - Class A (8.2%) (b)	13,015	134,574
JNL/PIMCO Total Return Bond Fund - Class A (3.4%) (b)	11,372	142,713
JNL/PPM America Floating Rate Income Fund - Class A (2.1%) (b)	2,517	26,502
JNL/PPM America High Yield Bond Fund - Class A (7.2%) (b)	13,269	166,255
JNL/PPM America Low Duration Bond Fund - Class A (24.7%) (b)	18,038	182,729
JNL/PPM America Total Return Fund - Class A (16.2%) (b)	13,878	168,196
JNL/Scout Unconstrained Bond Fund - Class A (12.4%) (b)	15,061	150,610

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/T. Rowe Price Short-Term Bond Fund - Class A (11.0%) (b)	19,109	190,518
		1,595,811
EMERGING MARKETS EQUITY - 1.1%
JNL/Lazard Emerging Markets Fund - Class A (4.0%) (b)	4,057	35,340

GLOBAL EQUITY - 1.0%
JNL/Oppenheimer Global Growth Fund - Class A (1.8%) (b)	2,416	31,720

GLOBAL FIXED INCOME - 6.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (13.8%) (b)	22,917	225,045

INTERNATIONAL EQUITY - 3.6%
JNL/Causeway International Value Select Fund - Class A (3.8%) (b)	2,168	28,017
JNL/Invesco International Growth Fund - Class A (4.9%) (b)	5,076	61,421
JNL/WCM Focused International Equity Fund (3.1%) (b)	2,600	29,504
		118,942
INTERNATIONAL FIXED INCOME - 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (28.8%) (b)	3,508	35,887
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (10.2%) (b)	3,270	33,708
		69,595
Total Investment Companies (cost $3,240,764)		3,262,153
Total Investments - 100.0% (cost $3,240,764)		3,262,153
Other Assets and Liabilities - Net - (0.0%)		(464)
Total Net Assets - 100.0%		$3,261,689

JNL/S&P Managed Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	45.9%
Domestic Fixed Income	32.4
International Equity	5.2
Global Fixed Income	4.9
Alternative	4.7
Emerging Markets Equity	2.9
Global Equity	2.3
International Fixed Income	1.7
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.7%
JNL Multi-Manager Alternative Fund - Class A (21.1%) (b)	16,144	$152,402
JNL/Invesco Global Real Estate Fund - Class A (6.8%) (b)	12,587	132,038
		284,440
DOMESTIC EQUITY - 45.9%
JNL Multi-Manager Small Cap Growth Fund - Class A (4.9%) (b)	2,643	55,734
JNL Multi-Manager Small Cap Value Fund - Class A (15.7%) (b)	12,416	163,517
JNL/BlackRock Large Cap Select Growth Fund - Class A (12.0%) (b)	11,145	301,479
JNL/Goldman Sachs Mid Cap Value Fund - Class A (11.7%) (b)	13,211	130,922
JNL/Invesco Mid Cap Value Fund - Class A (11.5%) (b)	4,376	64,058
JNL/Invesco Small Cap Growth Fund - Class A (6.3%) (b)	4,399	84,328
JNL/JPMorgan MidCap Growth Fund - Class A (10.5%) (b)	5,865	167,157
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (28.4%) (b)	5,398	60,182
JNL/PPM America Mid Cap Value Fund - Class A (4.7%) (b)	1,765	23,460
JNL/T. Rowe Price Established Growth Fund - Class A (12.6%) (b)	24,631	796,316
JNL/T. Rowe Price Value Fund - Class A (13.9%) (b)	35,353	558,225
JNL/WMC Value Fund - Class A (21.1%) (b)	16,231	347,026
		2,752,404
DOMESTIC FIXED INCOME - 32.4%
JNL/Crescent High Income Fund - Class (20.1%) (b)	7,296	73,181
JNL/DoubleLine Total Return Fund (6.8%) (b)	16,149	177,156
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.4%) (b)	4,377	52,961
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (10.7%) (b)	13,575	187,055
JNL/PIMCO Real Return Fund - Class A (7.5%) (b)	11,864	122,673
JNL/PIMCO Total Return Bond Fund - Class A (5.2%) (b)	17,361	217,876
JNL/PPM America High Yield Bond Fund - Class A (11.0%) (b)	20,260	253,861
JNL/PPM America Low Duration Bond Fund - Class A (32.7%) (b)	23,931	242,422
JNL/PPM America Total Return Fund - Class A (17.9%) (b)	15,393	186,564
JNL/Scout Unconstrained Bond Fund - Class A (18.0%) (b)	21,940	219,402
JNL/T. Rowe Price Short-Term Bond Fund - Class A (12.0%) (b)	20,828	207,657
		1,940,808
EMERGING MARKETS EQUITY - 2.9%
JNL/Lazard Emerging Markets Fund - Class A (8.4%) (b)	8,562	74,574
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (38.1%) (b)	11,759	101,950
		176,524
GLOBAL EQUITY - 2.3%
JNL/Oppenheimer Global Growth Fund - Class A (7.8%) (b)	10,669	140,084

GLOBAL FIXED INCOME - 4.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (18.1%) (b)	29,973	294,335

INTERNATIONAL EQUITY - 5.2%
JNL/Causeway International Value Select Fund - Class A (9.2%) (b)	5,314	68,655
JNL/Invesco International Growth Fund - Class A (10.2%) (b)	10,514	127,224
JNL/WCM Focused International Equity Fund (11.9%) (b)	9,989	113,375
		309,254
INTERNATIONAL FIXED INCOME - 1.7%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (29.8%) (b)	3,630	37,136

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (18.7%) (b)	6,029	62,155
		99,291
Total Investment Companies (cost $5,814,302)		5,997,140
Total Investments - 100.0% (cost $5,814,302)		5,997,140
Other Assets and Liabilities - Net - (0.0%)		(823)
Total Net Assets - 100.0%		$5,996,317

JNL/S&P Managed Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	61.6%
Domestic Fixed Income	17.3
International Equity	6.3
Alternative	4.9
Global Equity	4.4
Emerging Markets Equity	4.0
International Fixed Income	1.5
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.9%
JNL Multi-Manager Alternative Fund - Class A (19.7%) (b)	15,106	$142,604
JNL/Invesco Global Real Estate Fund - Class A (5.2%) (b)	9,636	101,079
		243,683
DOMESTIC EQUITY - 61.6%
JNL Multi-Manager Small Cap Growth Fund - Class A (4.0%) (b)	2,142	45,169
JNL Multi-Manager Small Cap Value Fund - Class A (13.9%) (b)	11,014	145,053
JNL/BlackRock Large Cap Select Growth Fund - Class A (19.3%) (b)	17,848	482,794
JNL/Goldman Sachs Mid Cap Value Fund - Class A (10.8%) (b)	12,168	120,579
JNL/Invesco Mid Cap Value Fund - Class A (16.6%) (b)	6,349	92,954
JNL/Invesco Small Cap Growth Fund - Class A (7.2%) (b)	5,014	96,118
JNL/JPMorgan MidCap Growth Fund - Class A (10.6%) (b)	5,948	169,514
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (15.6%) (b)	2,971	33,130
JNL/PPM America Mid Cap Value Fund - Class A (2.7%) (b)	1,013	13,461
JNL/T. Rowe Price Established Growth Fund - Class A (11.0%) (b)	21,636	699,502
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.1%) (b)	3,990	153,222
JNL/T. Rowe Price Value Fund - Class A (16.3%) (b)	41,490	655,130
JNL/WMC Value Fund - Class A (19.7%) (b)	15,141	323,713
		3,030,339
DOMESTIC FIXED INCOME - 17.3%
JNL/Crescent High Income Fund - Class A (10.6%) (b)	3,844	38,552
JNL/DoubleLine Total Return Fund (3.8%) (b)	8,891	97,529
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (2.6%) (b)	3,334	45,950
JNL/PIMCO Real Return Fund - Class A (2.3%) (b)	3,705	38,311
JNL/PIMCO Total Return Bond Fund - Class A (1.7%) (b)	5,821	73,051
JNL/PPM America High Yield Bond Fund - Class A (4.9%) (b)	9,013	112,932
JNL/PPM America Low Duration Bond Fund - Class A (10.7%) (b)	7,791	78,928
JNL/PPM America Total Return Fund - Class A (9.0%) (b)	7,742	93,833
JNL/Scout Unconstrained Bond Fund - Class A (11.4%) (b)	13,880	138,798
JNL/T. Rowe Price Short-Term Bond Fund - Class A (7.8%) (b)	13,518	134,775
		852,659
EMERGING MARKETS EQUITY - 4.0%
JNL/Lazard Emerging Markets Fund - Class A (15.5%) (b)	15,844	137,999
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (22.9%) (b)	7,066	61,266
		199,265
GLOBAL EQUITY - 4.4%
JNL/Oppenheimer Global Growth Fund - Class A (11.9%) (b)	16,323	214,323

INTERNATIONAL EQUITY - 6.3%
JNL/Causeway International Value Select Fund - Class A (12.9%) (b)	7,479	96,632
JNL/Invesco International Growth Fund - Class A (11.2%) (b)	11,504	139,199
JNL/WCM Focused International Equity Fund (7.7%) (b)	6,434	73,018
		308,849
INTERNATIONAL FIXED INCOME - 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (18.6%) (b)	2,262	23,143
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (15.2%) (b)	4,899	50,501
		73,644
Total Investment Companies (cost $4,646,409)		4,922,762
Total Investments - 100.0% (cost $4,646,409)		4,922,762
Other Assets and Liabilities - Net - (0.0%)		(677)
Total Net Assets - 100.0%		$4,922,085

JNL/S&P Managed Aggressive Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	69.8%
International Equity	7.6
Domestic Fixed Income	6.8
Emerging Markets Equity	5.3
Global Equity	4.9
Alternative	4.8
International Fixed Income	0.8
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.8%
JNL Multi-Manager Alternative Fund - Class A (6.9%) (b)	5,254	$49,599
JNL/Invesco Global Real Estate Fund- Class A (1.8%) (b)	3,405	35,714
		85,313

See accompanying Notes to Financial Statements.

	Shares	Value
DOMESTIC EQUITY - 69.8%
JNL Multi-Manager Small Cap Growth Fund - Class A (1.5%) (b)	821	17,315
JNL Multi-Manager Small Cap Value Fund - Class A (6.7%) (b)	5,281	69,556
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.5%) (b)	6,959	188,254
JNL/Goldman Sachs Mid Cap Value Fund - Class A (3.3%) (b)	3,749	37,152
JNL/Invesco Mid Cap Value Fund - Class A (6.1%) (b)	2,346	34,345
JNL/Invesco Small Cap Growth Fund - Class A (5.1%) (b)	3,561	68,265
JNL/JPMorgan MidCap Growth Fund - Class A (4.4%) (b)	2,446	69,716
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (3.9%) (b)	741	8,262
JNL/T. Rowe Price Established Growth Fund - Class A (4.3%) (b)	8,398	271,496
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.2%) (b)	2,108	80,932
JNL/T. Rowe Price Value Fund - Class A (6.5%) (b)	16,664	263,124
JNL/WMC Value Fund - Class A (8.6%) (b)	6,633	141,806
		1,250,223
DOMESTIC FIXED INCOME - 6.8%
JNL/DoubleLine Total Return Fund (0.6%) (b)	1,536	16,849
JNL/PPM America High Yield Bond Fund - Class A (1.5%) (b)	2,820	35,342
JNL/PPM America Total Return Fund - Class A (1.8%) (b)	1,559	18,899
JNL/Scout Unconstrained Bond Fund - Class A (1.4%) (b)	1,734	17,336
JNL/T. Rowe Price Short-Term Bond Fund - Class A (2.0%) (b)	3,438	34,273
		122,699
EMERGING MARKETS EQUITY - 5.3%
JNL/Lazard Emerging Markets Fund - Class A (5.9%) (b)	6,011	52,354
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (15.7%) (b)	4,846	42,015
		94,369
GLOBAL EQUITY - 4.9%
JNL/Oppenheimer Global Growth Fund - Class A (4.9%) (b)	6,719	88,229

INTERNATIONAL EQUITY - 7.6%
JNL/Causeway International Value Select Fund - Class A (6.8%) (b)	3,949	51,014
JNL/Invesco International Growth Fund - Class A (2.8%) (b)	2,874	34,777
JNL/WCM Focused International Equity Fund (5.3%) (b)	4,464	50,670
		136,461
INTERNATIONAL FIXED INCOME - 0.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (8.6%) (b)	1,045	10,695
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (1.3%) (b)	433	4,459
		15,154
Total Investment Companies (cost $1,717,943)		1,792,448
Total Investments - 100.0% (cost $1,717,943)		1,792,448
Other Assets and Liabilities - Net - (0.0%)		(264)
Total Net Assets - 100.0%		$1,792,184

(a)         Investment in affiliate.

(b)         The Fund’s percentage ownership of the underlying affiliated fund at June 30, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE-  Cyclically Adjusted Price Earnings

MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2016

	JNL/American Funds Blue Chip Income and Growth Fund(d)	JNL/American Funds Global Bond Fund(d)	JNL/American Funds Global Small Capitalization Fund(d)	JNL/American Funds Growth- Income Fund(d)	JNL/American Funds International Fund(d)	JNL/American Funds New World Fund(d)	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	2,365,434	506,998	467,046	3,420,168	1,002,057	834,498	1,557,240
Total investments, at value (c)	2,365,434	506,998	467,046	3,420,168	1,002,057	834,498	1,557,240
Receivable for investments sold	—	—	—	—	—	—	2,586
Receivable for fund shares sold	3,022	1,195	256	2,971	728	570	58
Receivable from adviser	806	202	214	968	451	505	—
Other assets	6	1	1	10	4	2	5
Total assets	2,369,268	508,396	467,517	3,424,117	1,003,240	835,575	1,559,889
Liabilities
Payable for advisory fees	1,260	283	291	1,839	697	706	148
Payable for administrative fees	282	61	59	410	124	101	64
Payable for 12b-1 fee (Class A)	125	27	25	183	54	45	—
Payable for investment securities purchased	1,789	1,056	35	949	239	298	—
Payable for fund shares redeemed	1,232	139	221	2,022	488	272	2,645
Payable for trustee fees	30	11	8	41	14	14	40
Payable for other expenses	5	1	1	7	3	2	3
Total liabilities	4,723	1,578	640	5,451	1,619	1,438	2,900
Net assets	$2,364,545	$506,818	$466,877	$3,418,666	$1,001,621	$834,137	$1,556,989
Net assets consist of:
Paid-in capital	$2,047,625	$523,267	$484,036	$3,261,557	$1,088,437	$965,792	$1,599,054
Undistributed (excess of distributions over) net investment income (loss)	2,837	(1,295)	(1,014)	(48)	(1,342)	(1,731)	(1,511)
Accumulated net realized gain (loss)	186,822	(6,137)	88,499	374,780	85,039	(9,049)	(26,977)
Net unrealized appreciation (depreciation) on investments	127,261	(9,017)	(104,644)	(217,623)	(170,513)	(120,875)	(13,577)
	$2,364,545	$506,818	$466,877	$3,418,666	$1,001,621	$834,137	$1,556,989
Class A
Net assets	$2,364,290	$506,648	$466,770	$3,418,289	$1,001,315	$833,930	$1,556,989
Shares outstanding (no par value), unlimited shares authorized	134,484	47,523	37,256	202,301	87,430	83,758	108,312
Net asset value per share	$17.58	$10.66	$12.53	$16.90	$11.45	$9.96	$14.38
Class B
Net assets	$255	$170	$107	$377	$306	$207	N/A
Shares outstanding (no par value), unlimited shares authorized	14	16	8	22	27	21	N/A
Net asset value per share	$17.71	$10.73	$12.64	$17.02	$11.54	$10.03	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	2,238,173	516,015	571,690	3,637,791	1,172,570	955,373	1,570,817
(c) Total investments, at cost	$2,238,173	$516,015	$571,690	$3,637,791	$1,172,570	$955,373	$1,570,817

(d) The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$1,257,050	$1,137,962	$—	$—
Investments - affiliated, at value (b)	1,945,993	2,732,975	585,771	143,703	—	1,356,793	1,750,746
Total investments, at value (c)	1,945,993	2,732,975	585,771	1,400,753	1,137,962	1,356,793	1,750,746
Receivable for investments sold	506	950	314	—	—	—	—
Receivable for fund shares sold	265	1,318	9	1,848	1,022	1,287	840
Receivable from adviser	—	—	—	—	—	—	—
Other assets	6	8	1	4	3	4	5
Total assets	1,946,770	2,735,251	586,095	1,402,605	1,138,987	1,358,084	1,751,591
Liabilities
Payable for advisory fees	180	245	69	332	272	109	134
Payable for administrative fees	80	113	24	169	137	55	71
Payable for 12b-1 fee (Class A)	—	—	—	76	61	—	—
Payable for investment securities purchased	—	—	—	719	531	440	480
Payable for fund shares redeemed	771	2,268	323	1,129	490	847	360
Payable for trustee fees	56	75	29	12	10	27	32
Payable for other expenses	4	6	1	3	2	3	4
Total liabilities	1,091	2,707	446	2,440	1,503	1,481	1,081
Net assets	$1,945,679	$2,732,544	$585,649	$1,400,165	$1,137,484	$1,356,603	$1,750,510
Net assets consist of:
Paid-in capital	$1,994,006	$2,825,654	$606,748	$1,415,062	$1,173,091	$1,366,492	$1,790,581
Undistributed (excess of distributions over) net investment income (loss)	(2,147)	(3,206)	(868)	1,067	(3)	(1,014)	(1,261)
Accumulated net realized gain (loss)	(37,457)	(51,582)	(12,165)	71,324	75,215	(8,234)	(29,440)
Net unrealized appreciation (depreciation) on investments	(8,723)	(38,322)	(8,066)	(87,288)	(110,819)	(641)	(9,370)
	$1,945,679	$2,732,544	$585,649	$1,400,165	$1,137,484	$1,356,603	$1,750,510
Class A
Net assets	$1,945,679	$2,732,544	$585,649	$1,400,165	$1,137,484	$1,356,603	$1,750,510
Shares outstanding (no par value), unlimited shares authorized	132,281	180,368	40,612	112,885	88,344	118,070	161,028
Net asset value per share	$14.71	$15.15	$14.42	$12.40	$12.88	$11.49	$10.87
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$1,332,365	$1,248,781	$—	$—
(b) Investments - affiliated, at cost	1,954,716	2,771,297	593,837	155,676	—	1,357,434	1,760,116
(c) Total investments, at cost	$1,954,716	$2,771,297	$593,837	$1,488,041	$1,248,781	$1,357,434	$1,760,116

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	809,728	1,380,610	386,238	771,642	434,841	51,627	211,246
Total investments, at value (c)	809,728	1,380,610	386,238	771,642	434,841	51,627	211,246
Receivable for investments sold	—	1,343	479	162	896	—	337
Receivable for fund shares sold	753	207	9	426	10	318	35
Receivable from adviser	—	—	—	—	—	—	—
Other assets	2	4	1	2	1	—	1
Total assets	810,483	1,382,164	386,727	772,232	435,748	51,945	211,619
Liabilities
Payable for advisory fees	73	—	—	—	107	13	52
Payable for administrative fees	33	57	16	31	18	2	9
Payable for 12b-1 fee (Class A)	—	—	—	—	—	—	—
Payable for investment securities purchased	313	—	—	—	—	316	—
Payable for fund shares redeemed	440	1,550	488	588	906	2	373
Payable for trustee fees	14	56	13	20	18	—	4
Payable for other expenses	1	3	1	2	1	—	—
Total liabilities	874	1,666	518	641	1,050	333	438
Net assets	$809,609	$1,380,498	$386,209	$771,591	$434,698	$51,612	$211,181
Net assets consist of:
Paid-in capital	$833,915	$1,281,016	$311,259	$666,657	$473,322	$58,345	$235,897
Undistributed (excess of distributions over) net investment income (loss)	(639)	(417)	(114)	(214)	(796)	(90)	(374)
Accumulated net realized gain (loss)	(15,110)	(73,096)	(12,671)	(3,277)	(25,512)	(6,906)	(27,689)
Net unrealized appreciation (depreciation) on investments	(8,557)	172,995	87,735	108,425	(12,316)	263	3,347
	$809,609	$1,380,498	$386,209	$771,591	$434,698	$51,612	$211,181
Class A
Net assets	$809,609	$1,380,498	$386,209	$771,591	$434,698	$51,612	$211,181
Shares outstanding (no par value), unlimited shares authorized	80,239	121,958	34,922	65,630	41,272	5,205	21,031
Net asset value per share	$10.09	$11.32	$11.06	$11.76	$10.53	$9.92	$10.04
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	818,285	1,207,615	298,503	663,217	447,157	51,364	207,899
(c) Total investments, at cost	$818,285	$1,207,615	$298,503	$663,217	$447,157	$51,364	$207,899

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	6,623,298	1,618,586	3,262,153	5,997,140	4,922,762	1,792,448
Total investments, at value (c)	6,623,298	1,618,586	3,262,153	5,997,140	4,922,762	1,792,448
Receivable for investments sold	—	1,223	558	1,486	2,789	1,219
Receivable for fund shares sold	10,329	1,534	1,294	2,606	1,789	172
Receivable from adviser	—	—	—	—	—	—
Other assets	—	5	10	18	15	6
Total assets	6,633,627	1,621,348	3,264,015	6,001,250	4,927,355	1,793,845
Liabilities
Payable for advisory fees	—	127	234	414	344	138
Payable for administrative fees	256	67	132	233	194	73
Payable for 12b-1 fee (Class A)	—	—	—	—	—	—
Payable for investment securities purchased	4,932	—	—	—	—	—
Payable for fund shares redeemed	5,397	2,758	1,853	4,092	4,578	1,391
Payable for trustee fees	125	55	100	181	143	55
Payable for other expenses	51	3	7	13	11	4
Total liabilities	10,761	3,010	2,326	4,933	5,270	1,661
Net assets	$6,622,866	$1,618,338	$3,261,689	$5,996,317	$4,922,085	$1,792,184
Net assets consist of:
Paid-in capital	$6,855,790	$1,661,162	$3,273,409	$5,854,468	$4,711,535	$1,741,228
Undistributed (excess of distributions over) net investment income (loss)	(1,781)	(1,220)	(2,337)	9,057	12,468	5,219
Accumulated net realized gain (loss)	90,280	(19,811)	(30,772)	(50,046)	(78,271)	(28,768)
Net unrealized appreciation (depreciation) on investments	(321,423)	(21,793)	21,389	182,838	276,353	74,505
	$6,622,866	$1,618,338	$3,261,689	$5,996,317	$4,922,085	$1,792,184
Class A
Net assets	$6,622,866	$1,618,338	$3,261,689	$5,996,317	$4,922,085	$1,792,184
Shares outstanding (no par value), unlimited shares authorized	402,302	131,270	243,388	415,304	334,485	105,818
Net asset value per share	$16.46	$12.33	$13.40	$14.44	$14.72	$16.94
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	6,944,721	1,640,379	3,240,764	5,814,302	4,646,409	1,717,943
(c) Total investments, at cost	$6,944,721	$1,640,379	$3,240,764	$5,814,302	$4,646,409	$1,717,943

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2016

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	9,037	—	280	10,397	1,789	818	—
Total investment income	9,037	—	280	10,397	1,789	818	—
Expenses
Advisory fees	6,974	1,628	1,747	10,384	4,061	4,077	895
Administrative fees	1,552	349	348	2,322	717	582	386
12b-1 fees (Class A)	2,069	465	466	3,118	955	776	—
Legal fees	4	1	1	7	2	2	3
Trustee fees	15	3	4	23	7	6	12
Director and officer insurance fees	—	—	—	—	—	—	—
Chief compliance officer fees	2	1	1	4	1	1	2
Other expenses	12	1	1	17	6	5	10
Total expenses	10,628	2,448	2,568	15,875	5,749	5,449	1,308
Expense waiver	(4,449)	(1,163)	(1,281)	(5,458)	(2,628)	(2,912)	—
Net expenses	6,179	1,285	1,287	10,417	3,121	2,537	1,308
Net investment income (loss)	2,858	(1,285)	(1,007)	(20)	(1,332)	(1,719)	(1,308)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	5,528	(2,419)	1,379	4,961	(1,273)	(4,808)	(25,768)
Distributions from unaffiliated investment companies	—	—	—	—	—	—	—
Distributions from affiliated investment companies	181,413	878	87,197	369,820	86,374	—	—
Net change in unrealized appreciation (depreciation) on investments	7,307	37,396	(109,892)	(275,416)	(96,618)	22,914	57,884
Net realized and unrealized gain (loss)	194,248	35,855	(21,316)	99,365	(11,517)	18,106	32,116
Net increase (decrease) in net assets from operations	$197,106	$34,570	$(22,323)	$99,345	$(12,849)	$16,387	$30,808

(a) Income from affiliated investments	$9,037	$—	$280	$10,397	$1,789	$818	$—

(b) The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$5,158	$3,328	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Total investment income	—	—	—	5,158	3,328	—	—
Expenses
Advisory fees	1,091	1,494	421	1,858	1,524	645	790
Administrative fees	484	685	148	946	765	325	416
12b-1 fees (Class A)	—	—	—	1,261	1,020	—	—
Legal fees	4	6	1	3	3	3	4
Trustee fees	15	21	5	9	7	10	13
Director and officer insurance fees	—	—	—	—	—	—	—
Chief compliance officer fees	2	3	1	1	1	2	2
Other expenses	13	18	5	6	6	7	10
Total expenses	1,609	2,227	581	4,084	3,326	992	1,235
Expense waiver	—	—	—	—	—	—	—
Net expenses	1,609	2,227	581	4,084	3,326	992	1,235
Net investment income (loss)	(1,609)	(2,227)	(581)	1,074	2	(992)	(1,235)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	204	(248)	—	—
Affiliated investments	(32,092)	(42,339)	(11,245)	(248)	—	(4,706)	(22,679)
Distributions from unaffiliated investment companies	—	—	—	72,150	76,006	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	72,664	91,119	20,590	(24,802)	(48,961)	45,202	61,140
Net realized and unrealized gain (loss)	40,572	48,780	9,345	47,304	26,797	40,496	38,461
Net increase (decrease) in net assets from operations	$38,963	$46,553	$8,764	$48,378	$26,799	$39,504	$37,226

(a) Income from affiliated investments	$—	$—	$—	$1,676	$—	$—	$—

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—	—
Expenses
Advisory fees	427	—	—	—	658	77	313
Administrative fees	189	339	96	184	109	13	52
12b-1 fees (Class A)	—	—	—	—	—	—	—
Legal fees	1	3	1	2	1	—	1
Trustee fees	6	11	3	6	3	—	2
Director and officer insurance fees	—	—	—	—	—	—	—
Chief compliance officer fees	1	2	—	1	1	—	—
Other expenses	5	9	2	4	3	—	1
Total expenses	629	364	102	197	775	90	369
Expense waiver	—	—	—	—	—	—	—
Net expenses	629	364	102	197	775	90	369
Net investment income (loss)	(629)	(364)	(102)	(197)	(775)	(90)	(369)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	(12,013)	(2,557)	19,619	5,664	(23,631)	(3,940)	(17,951)
Distributions from unaffiliated investment companies	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	28,034	37,982	(3,986)	22,012	35,612	4,323	19,466
Net realized and unrealized gain (loss)	16,021	35,425	15,633	27,676	11,981	383	1,515
Net increase (decrease) in net assets from operations	$15,392	$35,061	$15,531	$27,479	$11,206	$293	$1,146

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$13,169	$18,727	$7,766
Dividends received from master fund	—	—	—	—	—	—
Total investment income	—	—	—	13,169	18,727	7,766
Expenses
Advisory fees	—	751	1,400	2,463	2,034	822
Administrative fees	1,517	392	792	1,390	1,149	436
12b-1 fees (Class A)	—	—	—	—	—	—
Legal fees	14	3	7	12	10	4
Trustee fees	49	12	24	45	37	13
Director and officer insurance fees	76	—	—	—	—	—
Chief compliance officer fees	8	2	4	7	6	2
Other expenses	19	9	21	36	29	10
Total expenses	1,683	1,169	2,248	3,953	3,265	1,287
Expense waiver	—	—	—	—	—	—
Net expenses	1,683	1,169	2,248	3,953	3,265	1,287
Net investment income (loss)	(1,683)	(1,169)	(2,248)	9,216	15,462	6,479
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	97,170	(12,055)	(18,545)	(23,317)	(42,060)	(4,537)
Distributions from unaffiliated investment companies	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	57,312	62,635	82,250	62,262	27,829	(8,297)
Net realized and unrealized gain (loss)	154,482	50,580	63,705	38,945	(14,231)	(12,834)
Net increase (decrease) in net assets from operations	$152,799	$49,411	$61,457	$48,161	$1,231	$(6,355)

(a) Income from affiliated investments	$—	$—	$—	$13,169	$18,727	$7,766

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2016

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth- Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$2,858	$(1,285)	$(1,007)	$(20)	$(1,332)	$(1,719)	$(1,308)
Net realized gain (loss)	186,941	(1,541)	88,576	374,781	85,101	(4,808)	(25,768)
Net change in unrealized appreciation (depreciation)	7,307	37,396	(109,892)	(275,416)	(96,618)	22,914	57,884
Net increase (decrease) in net assets from operations	197,106	34,570	(22,323)	99,345	(12,849)	16,387	30,808
Share transactions(1)
Proceeds from the sale of shares
Class A	386,941	91,374	49,416	535,064	134,481	97,296	62,507
Class B	54	14	6	33	15	29	—
Cost of shares redeemed
Class A	(180,734)	(62,128)	(75,346)	(283,852)	(100,054)	(76,999)	(149,593)
Class B	(15)	(8)	(4)	(19)	(6)	(12)	—
Net increase (decrease) in net assets from share transactions	206,246	29,252	(25,928)	251,226	34,436	20,314	(87,086)
Net increase (decrease) net assets	403,352	63,822	(48,251)	350,571	21,587	36,701	(56,278)
Net assets beginning of period	1,961,193	442,996	515,128	3,068,095	980,034	797,436	1,613,267
Net assets end of period	$2,364,545	$506,818	$466,877	$3,418,666	$1,001,621	$834,137	$1,556,989
Undistributed (excess of distributions over) net investment income (loss)	$2,837	$(1,295)	$(1,014)	$(48)	$(1,342)	$(1,731)	$(1,511)

(1) Share transactions
Shares sold
Class A	23,203	8,842	4,044	33,183	12,081	10,234	4,500
Class B	3	2	—	2	2	3	—
Shares redeemed
Class A	(11,061)	(6,060)	(6,202)	(17,684)	(9,001)	(8,191)	(10,779)
Class B	(1)	(1)	—	(1)	(1)	(1)	—
Net increase/(decrease)
Class A	12,142	2,782	(2,158)	15,499	3,080	2,043	(6,279)
Class B	2	1	—	1	1	2	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$410,290	$51,578	$97,314	$641,862	$138,784	$35,217	$258,363
Proceeds from sales of securities	19,694	22,724	37,076	20,771	19,317	16,630	346,779

(a) The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$(1,609)	$(2,227)	$(581)	$1,074	$2	$(992)	$(1,235)
Net realized gain (loss)	(32,092)	(42,339)	(11,245)	72,106	75,758	(4,706)	(22,679)
Net change in unrealized appreciation (depreciation)	72,664	91,119	20,590	(24,802)	(48,961)	45,202	61,140
Net increase (decrease) in net assets from operations	38,963	46,553	8,764	48,378	26,799	39,504	37,226
Share transactions(1)
Proceeds from the sale of shares
Class A	69,867	127,536	17,786	287,353	212,294	122,416	165,338
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(190,202)	(302,196)	(76,361)	(119,986)	(86,006)	(117,445)	(156,711)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	(120,335)	(174,660)	(58,575)	167,367	126,288	4,971	8,627
Net increase (decrease) net assets	(81,372)	(128,107)	(49,811)	215,745	153,087	44,475	45,853
Net assets beginning of period	2,027,051	2,860,651	635,460	1,184,420	984,397	1,312,128	1,704,657
Net assets end of period	$1,945,679	$2,732,544	$585,649	$1,400,165	$1,137,484	$1,356,603	$1,750,510
Undistributed (excess of distributions over) net investment income (loss)	$(2,147)	$(3,206)	$(868)	$1,067	$(3)	$(1,014)	$(1,261)

(1) Share transactions
Shares sold
Class A	4,896	8,666	1,269	24,197	17,166	11,072	15,818
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(13,360)	(20,495)	(5,453)	(10,070)	(6,975)	(10,613)	(15,122)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	(8,464)	(11,829)	(4,184)	14,127	10,191	459	696
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$310,296	$354,035	$80,955	$256,231	$210,809	$347,037	$432,433
Proceeds from sales of securities	432,267	530,960	140,127	15,581	8,477	343,063	425,052

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Operations
Net investment income (loss)	$(629)	$(364)	$(102)	$(197)	$(775)	$(90)	$(369)
Net realized gain (loss)	(12,013)	(2,557)	19,619	5,664	(23,631)	(3,940)	(17,951)
Net change in unrealized appreciation (depreciation)	28,034	37,982	(3,986)	22,012	35,612	4,323	19,466
Net increase (decrease) in net assets from operations	15,392	35,061	15,531	27,479	11,206	293	1,146
Share transactions(1)
Proceeds from the sale of shares
Class A	118,607	67,578	24,419	59,500	22,955	7,080	25,608
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(85,758)	(148,617)	(63,344)	(72,883)	(64,326)	(8,594)	(30,060)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	32,849	(81,039)	(38,925)	(13,383)	(41,371)	(1,514)	(4,452)
Net increase (decrease) net assets	48,241	(45,978)	(23,394)	14,096	(30,165)	(1,221)	(3,306)
Net assets beginning of period	761,368	1,426,476	409,603	757,495	464,863	52,833	214,487
Net assets end of period	$809,609	$1,380,498	$386,209	$771,591	$434,698	$51,612	$211,181
Undistributed (excess of distributions over) net investment income (loss)	$(639)	$(417)	$(114)	$(214)	$(796)	$(90)	$(374)

(1) Share transactions
Shares sold
Class A	12,232	6,232	2,329	5,271	2,244	725	2,583
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(8,927)	(13,729)	(5,978)	(6,513)	(6,304)	(881)	(3,043)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	3,305	(7,497)	(3,649)	(1,242)	(4,060)	(156)	(460)
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$223,706	$1,989	$8,063	$16,481	$100,823	$65,501	$220,993
Proceeds from sales of securities	191,487	83,402	47,092	30,063	142,986	67,107	225,819

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$(1,683)	$(1,169)	$(2,248)	$9,216	$15,462	$6,479
Net realized gain (loss)	97,170	(12,055)	(18,545)	(23,317)	(42,060)	(4,537)
Net change in unrealized appreciation (depreciation)	57,312	62,635	82,250	62,262	27,829	(8,297)
Net increase (decrease) in net assets from operations	152,799	49,411	61,457	48,161	1,231	(6,355)
Share transactions(1)
Proceeds from the sale of shares
Class A	938,826	227,006	236,859	416,584	384,819	167,461
Class B	—	—	—	—	—	—
Cost of shares redeemed
Class A	(839,350)	(193,389)	(292,730)	(534,900)	(422,631)	(193,811)
Class B	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	99,476	33,617	(55,871)	(118,316)	(37,812)	(26,350)
Net increase (decrease) net assets	252,275	83,028	5,586	(70,155)	(36,581)	(32,705)
Net assets beginning of period	6,370,591	1,535,310	3,256,103	6,066,472	4,958,666	1,824,889
Net assets end of period	$6,622,866	$1,618,338	$3,261,689	$5,996,317	$4,922,085	$1,792,184
Undistributed (excess of distributions over) net investment income (loss)	$(1,781)	$(1,220)	$(2,337)	$9,057	$12,468	$5,219
(1) Share transactions
Shares sold
Class A	57,337	19,010	18,242	29,761	27,056	10,303
Class B	—	—	—	—	—	—
Shares redeemed
Class A	(52,302)	(16,103)	(22,482)	(38,266)	(29,750)	(11,843)
Class B	—	—	—	—	—	—
Net increase/(decrease)
Class A	5,035	2,907	(4,240)	(8,505)	(2,694)	(1,540)
Class B	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$401,990	$130,507	$103,454	$358,840	$363,578	$157,988
Proceeds from sales of securities	304,153	98,067	161,599	467,993	385,966	177,878

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth- Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$32,157	$(2,146)	$(2,652)	$28,610	$11,946	$1,534	$33,103
Net realized gain (loss)	225,595	7,432	40,550	407,810	57,039	39,966	65,365
Net change in unrealized appreciation (depreciation)	(324,395)	(25,743)	(52,925)	(419,597)	(133,773)	(71,659)	(135,490)
Net increase (decrease) in net assets from operations	(66,643)	(20,457)	(15,027)	16,823	(64,788)	(30,159)	(37,022)
Distributions to shareholders
From net investment income
Class A	(48,367)	(6,044)	—	(21,421)	(7,839)	(6,810)	(39,302)
Class B	(5)	(2)	—	(3)	(3)	(2)	—
From net realized gains
Class A	(4,486)	(4,106)	(9,510)	(101,485)	(1,637)	(70,315)	(141,429)
Class B	—	(1)	(2)	(13)	(1)	(16)	—
Total distributions to shareholders	(52,858)	(10,153)	(9,512)	(122,922)	(9,480)	(77,143)	(180,731)
Share transactions(1)
Proceeds from the sale of shares
Class A	566,442	94,871	261,949	1,051,684	515,764	233,983	205,239
Class B	70	19	20	72	210	67	—
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	52,853	10,150	9,510	122,906	9,476	77,125	180,731
Class B	5	3	2	16	4	18	—
Cost of shares redeemed
Class A	(413,588)	(125,565)	(126,506)	(445,368)	(188,469)	(142,288)	(326,341)
Class B	(92)	(23)	(49)	(119)	(312)	(24)	—
Net increase (decrease) in net assets from share transactions	205,690	(20,545)	144,926	729,191	336,673	168,881	59,629
Net increase (decrease) net assets	86,189	(51,155)	120,387	623,092	262,405	61,579	(158,124)
Net assets beginning of year	1,875,004	494,151	394,741	2,445,003	717,629	735,857	1,771,391
Net assets end of year	$1,961,193	$442,996	$515,128	$3,068,095	$980,034	$797,436	$1,613,267
Undistributed (excess of distributions over) net investment income (loss)	$(21)	$(10)	$(7)	$(28)	$(10)	$(12)	$(203)

(1) Share transactions
Shares sold
Class A	33,561	9,141	18,146	61,101	40,545	21,024	12,717
Class B	4	2	1	4	17	6	—
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	3,295	1,021	714	7,426	801	7,759	12,710
Class B	—	—	—	1	—	2	—
Shares redeemed
Class A	(24,560)	(12,102)	(9,076)	(26,045)	(15,167)	(12,824)	(20,222)
Class B	(5)	(2)	(3)	(7)	(23)	(2)	—
Net increase/(decrease)
Class A	12,296	(1,940)	9,784	42,482	26,179	15,959	5,205
Class B	(1)	—	(2)	(2)	(6)	6	—

(a)  The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$49,542	$75,484	$16,511	$14,048	$8,957	$23,605	$25,210
Net realized gain (loss)	72,139	105,355	18,095	72,958	77,254	96,363	141,049
Net change in unrealized appreciation (depreciation)	(168,168)	(239,172)	(50,645)	(95,878)	(91,292)	(145,060)	(203,755)
Net increase (decrease) in net assets from operations	(46,487)	(58,333)	(16,039)	(8,872)	(5,081)	(25,092)	(37,496)
Distributions to shareholders
From net investment income
Class A	(50,412)	(69,926)	(12,171)	(12,442)	(9,178)	(32,004)	(41,965)
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(165,459)	(184,936)	(39,552)	(18,208)	(20,523)	(30,592)	(56,237)
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(215,871)	(254,862)	(51,723)	(30,650)	(29,701)	(62,596)	(98,202)
Share transactions(1)
Proceeds from the sale of shares
Class A	219,126	344,760	39,444	581,290	456,737	277,899	437,164
Class B	—	—	—	—	—	—	—
Proceeds in connection with acquisition
Class A	—	—	135,883	—	—	—	—
Reinvestment of distributions
Class A	215,871	254,862	51,723	30,650	29,701	62,596	98,202
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(489,152)	(718,120)	(161,768)	(178,120)	(137,693)	(220,670)	(261,618)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	(54,155)	(118,498)	65,282	433,820	348,745	119,825	273,748
Net increase (decrease) net assets	(316,513)	(431,693)	(2,480)	394,298	313,963	32,137	138,050
Net assets beginning of year	2,343,564	3,292,344	637,940	790,122	670,434	1,279,991	1,566,607
Net assets end of year	$2,027,051	$2,860,651	$635,460	$1,184,420	$984,397	$1,312,128	$1,704,657
Undistributed (excess of distributions over) net investment income (loss)	$(538)	$(979)	$(287)	$(7)	$(5)	$(22)	$(26)

(1) Share transactions
Shares sold
Class A	13,368	20,689	2,532	46,447	34,539	23,218	37,802
Class B	—	—	—	—	—	—	—
Shares issued in connection with acquisition
Class A	—	—	8,325	—	—	—	—
Reinvestment of distributions
Class A	14,857	16,991	3,620	2,531	2,333	5,554	9,152
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(29,878)	(43,184)	(10,279)	(14,297)	(10,498)	(18,477)	(22,671)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	(1,653)	(5,504)	4,198	34,681	26,374	10,295	24,283
Class B	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Operations
Net investment income (loss)	$10,072	$49,363	$8,282	$10,467	$7,427	$725	$3,043
Net realized gain (loss)	54,366	49,692	25,312	40,899	10,721	(1,011)	(3,025)
Net change in unrealized appreciation (depreciation)	(85,602)	(193,953)	(42,778)	(63,109)	(47,292)	(3,577)	(14,962)
Net increase (decrease) in net assets from operations	(21,164)	(94,898)	(9,184)	(11,743)	(29,144)	(3,863)	(14,944)
Distributions to shareholders
From net investment income
Class A	(18,775)	(24,866)	(8,472)	(13,967)	—	—	—
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(31,806)	(2,454)	(10,363)	(27,876)	—	—	—
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(50,581)	(27,320)	(18,835)	(41,843)	—	—	—
Share transactions(1)
Proceeds from the sale of shares
Class A	215,259	212,557	67,149	146,840	109,243	58,083	164,438
Class B	—	—	—	—	—	—	—
Proceeds in connection with acquisition
Class A	—	—	—	—	456,838	—	61,431
Reinvestment of distributions
Class A	50,581	27,320	18,835	41,843	—	—	—
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(130,482)	(346,841)	(85,185)	(128,963)	(98,858)	(19,118)	(41,127)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	135,358	(106,964)	799	59,720	467,223	38,965	184,742
Net increase (decrease) net assets	63,613	(229,182)	(27,220)	6,134	438,079	35,102	169,798
Net assets beginning of year	697,755	1,655,658	436,823	751,361	26,784	17,731	44,689
Net assets end of year	$761,368	$1,426,476	$409,603	$757,495	$464,863	$52,833	$214,487
Undistributed (excess of distributions over) net investment income (loss)	$(10)	$(53)	$(12)	$(17)	$(21)	$—	$(5)
(1) Share transactions
Shares sold
Class A	19,707	17,889	5,932	11,907	10,366	5,540	15,612
Class B	—	—	—	—	—	—	—
Shares issued in connection with acquisition
Class A	—	—	—	—	41,865	—	5,594
Reinvestment of distributions
Class A	5,058	2,435	1,755	3,642	—	—	—
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(11,928)	(29,228)	(7,484)	(10,490)	(9,453)	(1,877)	(3,989)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	12,837	(8,904)	203	5,059	42,778	3,663	17,217
Class B	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$90,206	$32,847	$61,013	$88,814	$38,530	$12,095
Net realized gain (loss)	721,645	35,757	119,493	282,694	303,879	123,280
Net change in unrealized appreciation (depreciation)	(1,110,048)	(92,218)	(217,905)	(419,466)	(354,279)	(141,413)
Net increase (decrease) in net assets from operations	(298,197)	(23,614)	(37,399)	(47,958)	(11,870)	(6,038)
Distributions to shareholders
From net investment income
Class A	(306,222)	—	—	—	—	—
Class B	—	—	—	—	—	—
From net realized gains
Class A	(243,969)	—	—	—	—	—
Class B	—	—	—	—	—	—
Total distributions to shareholders	(550,191)	—	—	—	—	—
Share transactions(1)
Proceeds from the sale of shares
Class A	2,224,762	347,014	470,190	811,389	854,459	395,880
Class B	—	—	—	—	—	—
Proceeds in connection with acquisition
Class A	692,105	—	—	—	—	—
Reinvestment of distributions
Class A	550,191	—	—	—	—	—
Class B	—	—	—	—	—	—
Cost of shares redeemed
Class A	(1,231,729)	(448,446)	(626,018)	(1,059,444)	(864,791)	(329,885)
Class B	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	2,235,329	(101,432)	(155,828)	(248,055)	(10,332)	65,995
Net increase (decrease) net assets	1,386,941	(125,046)	(193,227)	(296,013)	(22,202)	59,957
Net assets beginning of year	4,983,650	1,660,356	3,449,330	6,362,485	4,980,868	1,764,932
Net assets end of year	$6,370,591	$1,535,310	$3,256,103	$6,066,472	$4,958,666	$1,824,889
Undistributed (excess of distributions over) net investment income (loss)	$(98)	$(51)	$(89)	$(159)	$(2,994)	$(1,260)

(1) Share transactions
Shares sold
Class A	121,768	28,496	35,044	55,547	57,030	22,808
Class B	—	—	—	—	—	—
Shares issued in connection with acquisition
Class A	40,223	—	—	—	—	—
Reinvestment of distributions
Class A	33,795	—	—	—	—	—
Class B	—	—	—	—	—	—
Shares redeemed
Class A	(68,314)	(36,767)	(46,702)	(72,612)	(57,718)	(19,040)
Class B	—	—	—	—	—	—
Net increase/(decrease)
Class A	127,472	(8,271)	(11,658)	(17,065)	(688)	3,768
Class B	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

	Increase (Decrease) from Investment Operations				Distributions from						Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(f)
Class A
06/30/2016	$16.03	$0.02	$1.53	$1.55	$—		$—		$17.58	9.67%	$2,364,290	1%	0.60%	1.03%	0.28%
12/31/2015	17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)		16.03	(3.32)	1,960,998	5	0.60	1.04	1.65
12/31/2014	14.98	0.52	1.73	2.25	(0.16)		(0.03)		17.04	14.99	1,874,780	1	0.61	1.09	3.25
12/31/2013	11.47	0.24	3.47	3.71	(0.14)		(0.06)		14.98	32.43	1,214,231	1	0.63	1.10	1.79
12/31/2012	10.21	0.22	1.15	1.37	(0.10)		(0.01)		11.47	13.43	698,789	5	0.65	1.10	1.97
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)		—		10.21	(1.25)	403,577	4	0.65	1.10	2.05
Class B
06/30/2016	16.13	0.04	1.54	1.58	—		—		17.71	9.80	255	1	0.40	0.83	0.52
12/31/2015	17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)		16.13	(3.11)	195	5	0.38	0.83	1.71
12/31/2014	15.05	0.60	1.70	2.30	(0.18)		(0.03)		17.14	15.27	224	1	0.36	0.84	3.70
12/31/2013	11.53	0.25	3.49	3.74	(0.16)		(0.06)		15.05	32.51	158	1	0.38	0.85	1.83
12/31/2012	10.25	0.25	1.15	1.40	(0.11)		(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)		—		10.25	(1.03)	55	4	0.40	0.85	3.12
JNL/American Funds Global Bond Fund(f)
Class A
06/30/2016	9.90	(0.03)	0.79	0.76	—		—		10.66	7.68	506,648	5	0.55	1.05	(0.55)
12/31/2015	10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)		9.90	(4.24)	442,844	8	0.55	1.07	(0.46)
12/31/2014	10.54	0.13	(0.01)	0.12	(0.00	)(g)	(0.08)		10.58	1.17	493,988	15	0.55	1.10	1.18
12/31/2013	11.15	(0.06)	(0.27)	(0.33)	(0.23)		(0.05)		10.54	(2.95)	455,032	16	0.55	1.10	(0.55)
12/31/2012	10.82	0.22	0.41	0.63	(0.21)		(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)		(0.00	)(g)	10.82	4.32	339,564	18	0.55	1.10	3.54
Class B
06/30/2016	9.95	(0.02)	0.80	0.78	—		—		10.73	7.84	170	5	0.35	0.85	(0.35)
12/31/2015	10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)		9.95	(4.12)	152	8	0.34	0.85	(0.24)
12/31/2014	10.61	0.14	0.01	0.15	(0.03)		(0.08)		10.65	1.40	163	15	0.30	0.85	1.31
12/31/2013	11.22	(0.04)	(0.27)	(0.31)	(0.25)		(0.05)		10.61	(2.72)	221	16	0.30	0.85	(0.38)
12/31/2012	10.86	0.24	0.43	0.67	(0.22)		(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)		(0.00	)(g)	10.86	4.53	176	18	0.30	0.85	3.58
JNL/American Funds Global Small Capitalization Fund(f)
Class A
06/30/2016	13.07	(0.03)	(0.51)	(0.54)	—		—		12.53	(4.13)	466,770	8	0.55	1.10	(0.43)
12/31/2015	13.32	(0.08)	0.08	0.00	—		(0.25)		13.07	(0.05)	515,018	8	0.55	1.12	(0.55)
12/31/2014	13.20	(0.03)	0.27	0.24	(0.03)		(0.09)		13.32	1.80	394,604	11	0.55	1.15	(0.20)
12/31/2013	10.40	0.04	2.86	2.90	(0.07)		(0.03)		13.20	27.90	336,588	6	0.55	1.15	0.32
12/31/2012	8.95	0.11	1.49	1.60	(0.07)		(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)		(0.00	)(g)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
Class B
06/30/2016	13.17	(0.01)	(0.52)	(0.53)	—		—		12.64	(4.02)	107	8	0.35	0.90	(0.23)
12/31/2015	13.39	(0.05)	0.08	0.03	—		(0.25)		13.17	0.18	110	8	0.34	0.90	(0.34)
12/31/2014	13.26	0.01	0.26	0.27	(0.05)		(0.09)		13.39	2.05	137	11	0.30	0.90	0.04
12/31/2013	10.45	0.07	2.86	2.93	(0.09)		(0.03)		13.26	28.03	133	6	0.30	0.90	0.62
12/31/2012	8.99	0.13	1.49	1.62	(0.08)		(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)		(0.00	)(g)	8.99	(19.11)	49	10	0.30	0.90	1.19

See accompanying Notes to Financial Statements.

	Increase (Decrease) from Investment Operations				Distributions from				Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Growth-Income Fund(f)
Class A
06/30/2016	$16.42	$(0.00)	$0.48	$0.48	$—	$—	$16.90	2.92%	$3,418,289	1%	0.67%	1.02%	(0.00)%
12/31/2015	16.94	0.18	0.00	0.18	(0.12)	(0.58)	16.42	1.02	3,067,743	1	0.67	1.04	1.03
12/31/2014	15.57	0.17	1.42	1.59	(0.10)	(0.12)	16.94	10.19	2,444,608	1	0.68	1.08	1.05
12/31/2013	11.80	0.15	3.73	3.88	(0.10)	(0.01)	15.57	32.93	1,644,396	5	0.69	1.09	1.12
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)	11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	—	10.17	(2.30)	460,263	3	0.70	1.10	1.76
Class B
06/30/2016	16.53	0.01	0.48	0.49	—	—	17.02	2.96	377	1	0.47	0.82	0.18
12/31/2015	17.03	0.18	0.05	0.23	(0.15)	(0.58)	16.53	1.30	352	1	0.46	0.82	1.02
12/31/2014	15.64	0.20	1.43	1.63	(0.12)	(0.12)	17.03	10.41	395	1	0.43	0.83	1.23
12/31/2013	11.85	0.18	3.74	3.92	(0.12)	(0.01)	15.64	33.11	285	5	0.44	0.84	1.32
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)	11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	—	10.20	(2.09)	92	3	0.45	0.85	2.14
JNL/American Funds International Fund(f)
Class A
06/30/2016	11.62	(0.02)	(0.15)	(0.17)	—	—	11.45	(1.46)	1,001,315	2	0.65	1.20	(0.28)
12/31/2015	12.33	0.16	(0.75)	(0.59)	(0.10)	(0.02)	11.62	(4.84)	979,733	4	0.65	1.22	1.30
12/31/2014	12.86	0.15	(0.53)	(0.38)	(0.09)	(0.06)	12.33	(3.04)	717,227	1	0.65	1.25	1.19
12/31/2013	10.71	0.13	2.13	2.26	(0.09)	(0.02)	12.86	21.10	561,746	4	0.67	1.25	1.12
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)	10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)	9.23	(14.38)	213,058	3	0.70	1.25	1.99
Class B
06/30/2016	11.69	(0.00)	(0.15)	(0.15)	—	—	11.54	(1.28)	306	2	0.45	1.00	(0.08)
12/31/2015	12.41	0.14	(0.72)	(0.58)	(0.12)	(0.02)	11.69	(4.74)	301	4	0.43	1.00	1.13
12/31/2014	12.93	0.19	(0.54)	(0.35)	(0.11)	(0.06)	12.41	(2.80)	402	1	0.40	1.00	1.49
12/31/2013	10.77	0.15	2.14	2.29	(0.11)	(0.02)	12.93	21.24	178	4	0.42	1.00	1.27
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)	10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)	9.28	(14.05)	57	3	0.45	1.00	2.41
JNL/American Funds New World Fund(f)
Class A
06/30/2016	9.76	(0.02)	0.22	0.20	—	—	9.96	2.05	833,930	2	0.65	1.40	(0.44)
12/31/2015	11.19	0.02	(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	3	0.65	1.42	0.20
12/31/2014	12.37	0.09	(1.10)	(1.01)	(0.09)	(0.08)	11.19	(8.21)	735,706	3	0.65	1.45	0.70
12/31/2013	11.23	0.13	1.09	1.22	(0.06)	(0.02)	12.37	10.88	647,045	5	0.65	1.45	1.13
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)	11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	—	9.69	(14.30)	275,059	7	0.65	1.45	1.91
Class B
06/30/2016	9.82	(0.01)	0.22	0.21	—	—	10.03	2.14	207	2	0.45	1.20	(0.24)
12/31/2015	11.25	0.05	(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	3	0.44	1.20	0.42
12/31/2014	12.43	0.10	(1.08)	(0.98)	(0.12)	(0.08)	11.25	(8.01)	151	3	0.40	1.20	0.83
12/31/2013	11.28	0.15	1.10	1.25	(0.08)	(0.02)	12.43	11.09	177	5	0.40	1.20	1.32
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)	11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	—	9.73	(14.00)	81	7	0.40	1.20	3.34
JNL Institutional Alt 20 Fund
Class A
06/30/2016	14.08	(0.01)	0.31	0.30	—	—	14.38	2.13	1,556,989	17	0.17	0.17	(0.17)
12/31/2015	16.19	0.31	(0.66)	(0.35)	(0.38)	(1.38)	14.08	(2.23)	1,613,267	31	0.17	0.17	1.94
12/31/2014	16.29	0.21	0.16	0.37	(0.29)	(0.18)	16.19	2.21	1,771,391	50	0.17	0.17	1.27
12/31/2013	14.82	0.26	1.78	2.04	(0.31)	(0.26)	16.29	13.88	1,772,220	24	0.17	0.17	1.64
12/31/2012	13.82	0.20	1.33	1.53	(0.21)	(0.32)	14.82	11.15	1,405,890	17	0.17	0.17	1.35
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)	13.82	(2.57)	910,347	23	0.19	0.19	1.99

See accompanying Notes to Financial Statements.

	Increase (Decrease) from Investment Operations				Distributions from				Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 35 Fund
Class A
06/30/2016	$14.40	$(0.01)	$0.32	$0.31	$—	$—	$14.71	2.15%	$1,945,679	16%	0.17%	0.17%	(0.17)%
12/31/2015	16.46	0.37	(0.73)	(0.36)	(0.40)	(1.30)	14.40	(2.29)	2,027,051	25	0.16	0.16	2.24
12/31/2014	16.61	0.21	0.11	0.32	(0.28)	(0.19)	16.46	1.90	2,343,564	47	0.16	0.16	1.24
12/31/2013	15.29	0.24	1.65	1.89	(0.27)	(0.30)	16.61	12.46	2,409,369	30	0.16	0.16	1.49
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)	15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)	14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
JNL Institutional Alt 50 Fund
Class A
06/30/2016	14.88	(0.01)	0.28	0.27	—	—	15.15	1.81	2,732,544	13	0.16	0.16	(0.16)
12/31/2015	16.65	0.40	(0.73)	(0.33)	(0.40)	(1.04)	14.88	(2.05)	2,860,651	25	0.16	0.16	2.43
12/31/2014	16.79	0.21	0.11	0.32	(0.26)	(0.20)	16.65	1.86	3,292,344	45	0.16	0.16	1.21
12/31/2013	15.57	0.23	1.37	1.60	(0.21)	(0.17)	16.79	10.35	3,312,024	35	0.16	0.16	1.39
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)	15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)	14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
JNL Alt 65 Fund
Class A
06/30/2016	14.19	(0.01)	0.24	0.23	—	—	14.42	1.62	585,649	13	0.20	0.20	(0.20)
12/31/2015	15.71	0.39	(0.67)	(0.28)	(0.29)	(0.95)	14.19	(1.80)	635,460	25	0.19	0.19	2.49
12/31/2014	16.21	0.16	0.11	0.27	(0.26)	(0.51)	15.71	1.64	637,940	44	0.19	0.19	0.98
12/31/2013	15.33	0.17	1.27	1.44	(0.18)	(0.38)	16.21	9.50	765,597	37	0.18	0.18	1.06
12/31/2012	15.05	0.06	1.57	1.63	(0.42)	(0.93)	15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)	15.05	(5.43)	986,845	40	0.18	0.18	2.06
JNL/American Funds Balanced Allocation Fund
Class A
06/30/2016	11.99	0.01	0.40	0.41	—	—	12.40	3.42	1,400,165	1	0.65	0.65	0.17
12/31/2015	12.33	0.18	(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2	0.65	0.67	1.40
12/31/2014	11.94	0.24	0.27	0.51	(0.10)	(0.02)	12.33	4.26	790,122	1	0.65	0.70	1.96
12/31/2013	10.42	0.23	1.36	1.59	(0.06)	(0.01)	11.94	15.26	462,075	1	0.67	0.70	2.06
12/31/2012 *	10.00	0.33	0.09	0.42	—	—	10.42	4.20	148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund
Class A
06/30/2016	12.60	0.00	0.28	0.28	—	—	12.88	2.22	1,137,484	1	0.65	0.65	0.00
12/31/2015	12.95	0.14	(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2	0.65	0.67	1.08
12/31/2014	12.56	0.22	0.29	0.51	(0.08)	(0.04)	12.95	4.07	670,434	2	0.65	0.70	1.68
12/31/2013	10.44	0.22	1.96	2.18	(0.05)	(0.01)	12.56	20.86	373,245	4	0.67	0.70	1.88
12/31/2012 *	10.00	0.28	0.16	0.44	—	—	10.44	4.40	104,924	11	0.70	0.70	4.15
JNL Disciplined Moderate Fund
Class A
06/30/2016	11.16	(0.01)	0.34	0.33	—	—	11.49	2.96	1,356,603	26	0.15	0.15	(0.15)
12/31/2015	11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57	0.15	0.15	1.78
12/31/2014	12.08	0.18	0.48	0.66	(0.27)	(0.54)	11.93	5.35	1,279,991	18	0.15	0.15	1.43
12/31/2013	10.62	0.19	1.62	1.81	(0.15)	(0.20)	12.08	17.11	1,096,546	25	0.16	0.16	1.63
12/31/2012	9.80	0.15	1.15	1.30	(0.15)	(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	—	9.80	0.72	462,723	127	0.18	0.18	1.64
JNL Disciplined Moderate Growth Fund
Class A
06/30/2016	10.63	(0.01)	0.25	0.24	—	—	10.87	2.26	1,750,510	25	0.15	0.15	(0.15)
12/31/2015	11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57	0.15	0.15	1.53
12/31/2014	11.63	0.16	0.43	0.59	(0.21)	(0.50)	11.51	5.06	1,566,607	20	0.15	0.15	1.33
12/31/2013	9.76	0.16	2.05	2.21	(0.12)	(0.22)	11.63	22.68	1,295,129	21	0.16	0.16	1.47
12/31/2012	8.92	0.13	1.13	1.26	(0.12)	(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	—	8.92	(0.86)	509,358	101	0.18	0.18	1.40

See accompanying Notes to Financial Statements.

	Increase (Decrease) from Investment Operations				Distributions from				Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Disciplined Growth Fund
Class A
06/30/2016	$9.90	$(0.01)	$0.20	$0.19	$—	$—	$10.09	1.92%	$809,609	25%	0.17%	0.17%	(0.17)%
12/31/2015	10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58	0.17	0.17	1.36
12/31/2014	10.88	0.14	0.40	0.54	(0.17)	(0.36)	10.89	4.98	697,755	23	0.17	0.17	1.22
12/31/2013	9.01	0.15	2.01	2.16	(0.09)	(0.20)	10.88	24.06	553,858	20	0.18	0.18	1.48
12/31/2012	8.17	0.11	1.08	1.19	(0.10)	(0.25)	9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	—	8.17	(3.14)	181,732	109	0.18	0.18	1.24
JNL/Franklin Templeton Founding Strategy Fund
Class A
06/30/2016	11.02	(0.00)	0.30	0.30	—	—	11.32	2.72	1,380,498	0	0.05	0.05	(0.05)
12/31/2015	11.97	0.37	(1.11)	(0.74)	(0.19)	(0.02)	11.02	(6.19)	1,426,476	6	0.05	0.05	3.12
12/31/2014	11.85	0.18	0.14	0.32	(0.20)	—	11.97	2.67	1,655,658	4	0.05	0.05	1.49
12/31/2013	9.74	0.21	2.12	2.33	(0.22)	—	11.85	23.97	1,559,552	3	0.05	0.05	1.95
12/31/2012	8.58	0.23	1.14	1.37	(0.21)	—	9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)	—	8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
JNL/Mellon Capital 10 x 10 Fund
Class A
06/30/2016	10.62	(0.00)	0.44	0.44	—	—	11.06	4.14	386,209	2	0.05	0.05	(0.05)
12/31/2015	11.39	0.22	(0.48)	(0.26)	(0.23)	(0.28)	10.62	(2.26)	409,603	9	0.05	0.05	1.93
12/31/2014	11.07	0.23	0.68	0.91	(0.20)	(0.39)	11.39	8.26	436,823	7	0.05	0.05	1.99
12/31/2013	8.90	0.21	2.24	2.45	(0.21)	(0.07)	11.07	27.70	393,747	9	0.05	0.05	2.07
12/31/2012	7.93	0.21	1.05	1.26	(0.21)	(0.08)	8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	—	7.93	(2.09)	276,388	9	0.05	0.05	2.56
JNL/Mellon Capital Index 5 Fund
Class A
06/30/2016	11.33	(0.00)	0.43	0.43	—	—	11.76	3.80	771,591	2	0.05	0.05	(0.05)
12/31/2015	12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5	0.05	0.05	1.35
12/31/2014	12.20	0.22	0.43	0.65	(0.18)	(0.51)	12.16	5.30	751,361	7	0.05	0.05	1.79
12/31/2013	10.16	0.17	2.23	2.40	(0.17)	(0.19)	12.20	23.74	714,309	8	0.05	0.05	1.51
12/31/2012	9.31	0.19	1.10	1.29	(0.15)	(0.29)	10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)	9.31	(2.08)	423,503	9	0.05	0.05	1.86
JNL/MMRS Conservative Fund
Class A
06/30/2016	10.25	(0.02)	0.30	0.28	—	—	10.53	2.73	434,698	23	0.35	0.35	(0.35)
12/31/2015	10.49	0.23	(0.47)	(0.24)	—	—	10.25	(2.29)	464,863	46	0.36	0.36	2.16
12/31/2014 *	10.00	0.33	0.16	0.49	—	—	10.49	4.90	26,784	32	0.35	0.35	4.75
JNL/MMRS Growth Fund
Class A
06/30/2016	9.85	(0.02)	0.09	0.07	—	—	9.92	0.71	51,612	127	0.35	0.35	(0.35)
12/31/2015	10.44	0.18	(0.77)	(0.59)	—	—	9.85	(5.65)	52,833	210	0.35	0.35	1.73
12/31/2014 *	10.00	0.24	0.20	0.44	—	—	10.44	4.40	17,731	166	0.36	0.36	3.44
JNL/MMRS Moderate Fund
Class A
06/30/2016	9.98	(0.02)	0.08	0.06	—	—	10.04	0.60	211,181	105	0.35	0.35	(0.35)
12/31/2015	10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138	0.35	0.35	2.07
12/31/2014 *	10.00	0.24	0.22	0.46	—	—	10.46	4.60	44,689	79	0.35	0.35	3.45
JNL/S&P 4 Fund
Class A
06/30/2016	16.04	(0.00)	0.42	0.42	—	—	16.46	2.62	6,622,866	5	0.05	0.05	(0.05)
12/31/2015	18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3	0.05	0.05	1.56
12/31/2014	16.76	0.15	2.26	2.41	(0.36)	(0.34)	18.47	14.40	4,983,650	4	0.05	0.05	0.84
12/31/2013	12.00	0.18	5.04	5.22	(0.10)	(0.36)	16.76	43.63	3,090,538	4	0.05	0.05	1.21
12/31/2012	10.92	0.12	1.64	1.76	(0.22)	(0.46)	12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)	(0.05)	10.92	5.87	1,009,149	13	0.05	0.05	0.97

See accompanying Notes to Financial Statements.

	Increase (Decrease) from Investment Operations				Distributions from				Supplemental Data		Ratios(a)(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(c)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Conservative Fund
Class A
06/30/2016	$11.96	$(0.01)	$0.38	$0.37	$—	$—	$12.33	3.09%	$1,618,338	6%	0.15%	0.15%	(0.15)%
12/31/2015	12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14	0.15	0.15	2.03
12/31/2014	11.95	0.20	0.18	0.38	(0.04)	(0.14)	12.15	3.12	1,660,356	17	0.15	0.15	1.66
12/31/2013	11.51	0.20	0.32	0.52	(0.07)	(0.01)	11.95	4.52	1,716,378	39	0.15	0.15	1.73
12/31/2012	10.96	0.17	0.79	0.96	(0.26)	(0.15)	11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)	10.96	3.12	1,298,317	35	0.16	0.16	1.48
JNL/S&P Managed Moderate Fund
Class A
06/30/2016	13.15	(0.01)	0.26	0.25	—	—	13.40	1.90	3,261,689	3	0.14	0.14	(0.14)
12/31/2015	13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11	0.14	0.14	1.80
12/31/2014	12.99	0.18	0.34	0.52	(0.03)	(0.18)	13.30	3.98	3,449,330	16	0.14	0.14	1.36
12/31/2013	11.84	0.19	1.05	1.24	(0.06)	(0.03)	12.99	10.43	3,342,874	33	0.14	0.14	1.52
12/31/2012	11.18	0.16	1.06	1.22	(0.21)	(0.35)	11.84	10.92	2,913,234	30	0.14	0.14	1.30
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)	11.18	0.84	2,129,486	28	0.15	0.15	1.24
JNL/S&P Managed Moderate Growth Fund
Class A
06/30/2016	14.31	0.02	0.11	0.13	—	—	14.44	0.91	5,996,317	6	0.14	0.14	0.32
12/31/2015	14.43	0.21	(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13	0.14	0.14	1.41
12/31/2014	14.07	0.17	0.46	0.63	(0.03)	(0.24)	14.43	4.51	6,362,485	12	0.14	0.14	1.18
12/31/2013	12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22	0.14	0.14	1.41
12/31/2012	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
JNL/S&P Managed Growth Fund
Class A
06/30/2016	14.71	0.05	(0.04)	0.01	—	—	14.72	0.07	4,922,085	7	0.14	0.14	0.65
12/31/2015	14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11	0.14	0.14	0.77
12/31/2014	14.33	0.11	0.70	0.81	(0.08)	(0.32)	14.74	5.63	4,980,868	11	0.14	0.14	0.75
12/31/2013	11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22	0.14	0.14	1.12
12/31/2012	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
JNL/S&P Managed Aggressive Growth Fund
Class A
06/30/2016	17.00	0.06	(0.12)	(0.06)	—	—	16.94	(0.35)	1,792,184	9	0.15	0.15	0.74
12/31/2015	17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14	0.15	0.15	0.66
12/31/2014	16.48	0.10	0.99	1.09	(0.08)	(0.45)	17.04	6.58	1,764,932	18	0.15	0.15	0.61
12/31/2013	13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25	0.15	0.15	0.99
12/31/2012	11.51	0.11	1.71	1.82	(0.11)	—	13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)	—	11.51	(4.79)	843,436	20	0.16	0.16	0.84

*                Commencement of operations was as follows: JNL/American Funds Balance Allocation Fund and JNL/American Funds Growth Allocation Fund — April 30, 2012; JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund — April 28,2014.

(a)  Annualized for periods less than one year.

(b)  Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and Underlying Funds’ expenses.

(c)  Calculated using the average shares method.

(d)  Total return assumes reinvestment of all distributions for the period.  Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(e)  Portfolio turnover is not annualized for periods of less than one year.  Portfolio turnover is based on the Feeder Funds’’ or Funds of Funds’ purchases or sales of the Master Fund or Underlying Funds, respectively.

(f)  The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

(g)  Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust currently offers shares in ninety-nine (99) separate funds, each with its own investment objective.  Information in these financial statements pertains to twenty-seven (27) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust that are listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to other affiliated funds.  The Funds and each Fund’s Adviser or Sub-Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. The funds are collectively known as “Master Feeder Funds”.

JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Alt 65 Fund. The funds are collectively known as “JNL Alt Funds”.
JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund. The funds are collectively known as “JNL/American Funds Funds of Funds”.
JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund. The funds are collectively known as “JNL Disciplined Funds”.
JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund

JNAM
JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund. The funds are collectively known as “JNL/MMRS Funds”.	Milliman Financial Risk Management LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds”.

Standard & Poor’s Investment Advisory Services LLC

Each Fund, except the Master Feeder Funds, operates under a “Fund of Funds” structure, investing substantially all of its assets in other affiliated or unaffiliated funds (each, an “Underlying Fund,” and, collectively, the “Underlying Funds”).  The affiliated Underlying Funds are advised by JNAM.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its investment objective by investing all of its assets in a separate mutual fund (“Master Fund”).  Each Master Feeder Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30, 2016, the JNL/American Funds Master Feeder Funds owned the following percentage of its corresponding Master Fund:  JNL/American Funds Blue Chip Income and Growth Fund — 30.94%, JNL/American Funds Global Bond Fund — 21.28%, JNL/American Funds Global Small Capitalization Fund — 11.93%, JNL/American Funds Growth-Income Fund — 13.88%, JNL/American Funds International Fund — 13.57% and JNL/American Funds New World Fund — 29.91%.  The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Funds’ shareholder reports.  The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/American Funds Global Bond Fund, JNL Alt Funds, JNL/American Funds Funds of Funds, JNL Disciplined Funds, JNL/MMRS Funds, JNL/S&P 4 Fund and JNL/S&P Funds.

The Master Feeder Funds offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  The Funds of Funds offer only Class A shares.  They do not directly charge a 12b-1 fee, although shareholders investing in a Fund of Funds indirectly bear any 12b-1 fees incurred by the Class A shares or regular shares, as applicable, of each Underlying Fund.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustee”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s annual shareholder report, which accompanies this report.  The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually by the regulated investment company (“RIC”) Funds, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains by the RIC Funds, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.  Capital gains distributions received from the Master Funds and the affiliated Underlying Funds are recorded as net realized gain from affiliated investments in the Statements of Operations.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund.  As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 3.  CERTAIN RISKS

Market and Volatility Risk - In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”).  Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.  Certain Master Funds and Underlying Funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility.  Volatility may cause the Master Fund’s and Underlying Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk - In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”).  Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties.  The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements.  A Master Fund or Underlying Fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  A Master Fund’s or Underlying Fund’s Adviser(s) and Sub-Advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.  In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions.  In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities.  For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risks - Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests.  Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a Funds of Funds changes with the values of the corresponding Underlying Funds and their investments.  Each Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)		Administrative Fee (b-billions)
	$0 to $500m	Over $500m	$0 to $3b	Over $3b
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70 - 0.65%	0.15%	0.13%
JNL/American Funds Global Bond Fund	0.70	0.70 - 0.65	0.15	0.13
JNL/American Funds Global Small Capitalization Fund	0.75	0.75 - 0.70	0.15	0.13
JNL/American Funds Growth-Income Fund	0.70	0.70 - 0.65	0.15	0.13
JNL/American Funds International Fund	0.85	0.85 - 0.80	0.15	0.13
JNL/American Funds New World Fund	1.05	1.05 - 1.00	0.15	0.13
JNL Alt Funds	0.15	0.10	0.05	0.045

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Advisory Fee (m-millions)		Administrative Fee (b-billions)
	$0 to $500m	Over $500m	$0 to $3b	Over $3b
JNL/American Funds Funds of Funds	0.30%	0.30 - 0.275%	0.15%	0.13%
JNL Disciplined Funds	0.13	0.08	0.05	0.045
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.05	0.045
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.05	0.045
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.05	0.045
JNL/MMRS Funds	0.30	0.30 - 0.25	0.05	0.045
JNL/S&P 4 Fund	0.00	0.00	0.05	0.045
JNL/S&P Funds	0.13	0.08	0.05	0.045

Fee Waiver - Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Blue Chip Income and Growth Fund	0.43%
JNL/American Funds Global Bond Fund	0.50
JNL/American Funds Global Small Capitalization Fund	0.55
JNL/American Funds Growth-Income Fund	0.35
JNL/American Funds International Fund	0.55
JNL/American Funds New World Fund	0.75

Other Service Providers - JPMorgan Chase Bank, N.A. (“JPM Chase”) acts as custodian for the Funds.

Distribution Fees - The Master Feeder Funds and JNL/American Funds Funds of Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The Master Feeder Funds invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the Master Feeder Funds may be deemed an affiliated person thereof under the 1940 Act.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended June 30, 2016:

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	$1,962,003	$410,290	$19,694	$190,450	$5,528	$2,365,434
	$1,962,003	$410,290	$19,694	$190,450	$5,528	$2,365,434
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	$443,167	$51,578	$22,724	$878	$(2,419)	$506,998
	$443,167	$51,578	$22,724	$878	$(2,419)	$506,998
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	$515,321	$97,314	$37,076	$87,477	$1,379	$467,046
	$515,321	$97,314	$37,076	$87,477	$1,379	$467,046
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	$3,069,531	$641,862	$20,771	$380,217	$4,961	$3,420,168
	$3,069,531	$641,862	$20,771	$380,217	$4,961	$3,420,168

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	$980,481	$138,784	$19,317	$88,163	$(1,273)	$1,002,057
	$980,481	$138,784	$19,317	$88,163	$(1,273)	$1,002,057
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	$797,805	$35,217	$16,630	$818	$(4,808)	$834,498
	$797,805	$35,217	$16,630	$818	$(4,808)	$834,498
JNL Institutional Alt 20 Fund
JNL Multi-Manager Alternative Fund - Class A	$12,304	$595	$—	$—	$—	$12,731
JNL/AQR Managed Futures Strategy Fund - Class A	38,814	3,065	1,294	—	85	41,472
JNL/BlackRock Global Long Short Credit Fund	33,509	—	5,264	—	(306)	28,240
JNL/Boston Partners Global Long Short Equity Fund - Class A	40,448	16,620	—	—	—	57,165
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	16,128	—	9,941	—	(403)	7,657
JNL/Crescent High Income Fund - Class A	—	15,096	—	—	—	15,142
JNL/DFA U.S. Micro Cap Fund	17,536	—	—	—	—	18,085
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	60,119	—	—	—	61,920
JNL/DoubleLine Total Return Fund	89,482	66,945	54	—	5	160,344
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	41,694	—	6,263	—	(286)	36,444
JNL/Franklin Templeton Global Growth Fund - Class A	36,526	5	36,938	—	(6,473)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	73,250	—	22,510	—	(4,789)	49,151
JNL/Invesco Global Real Estate Fund - Class A	18,313	—	5,114	—	422	14,192
JNL/Lazard Emerging Markets Fund - Class A	41,379	—	3,709	—	(1,444)	42,664
JNL/Mellon Capital International Index Fund - Class A	179,960	159	3,701	—	50	170,130
JNL/Mellon Capital S&P 500 Index Fund - Class A	132,788	—	33,320	—	174	102,958
JNL/Mellon Capital Small Cap Index Fund - Class A	53,190	3	5,339	—	764	50,715
JNL/Neuberger Berman Currency Fund	19,435	2,013	2,370	—	35	19,058
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	6,061	—	4,186	—	(2,934)	2,088
JNL/Neuberger Berman Strategic Income Fund - Class A	49,891	—	34,185	—	895	17,180
JNL/Nicholas Convertible Arbitrage Fund	28,535	—	4,847	—	(77)	24,063
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	7,102	—	—	—	7,203
JNL/PIMCO Total Return Bond Fund - Class A	53,837	290	18,000	—	(854)	37,945
JNL/PPM America Floating Rate Income Fund - Class A	22,073	4	18,467	—	(1,102)	4,159
JNL/PPM America High Yield Bond Fund - Class A	38,016	7	20,047	—	(2,822)	20,425
JNL/PPM America Long Short Credit Fund	31,379	1	15,770	—	(1,438)	16,474
JNL/PPM America Total Return Fund - Class A	67,088	22	21,563	—	(400)	48,583
JNL/Red Rocks Listed Private Equity Fund - Class A	16,264	1	12,961	—	(1,977)	2,971
JNL/S&P Mid 3 Fund - Class A	33,771	281	2,227	—	(342)	33,229
JNL/Scout Unconstrained Bond Fund - Class A	44,515	24,244	1,604	—	(79)	69,311
JNL/T. Rowe Price Established Growth Fund - Class A	100,505	3	14,908	—	(1,595)	79,533
JNL/T. Rowe Price Value Fund - Class A	100,230	—	10,144	—	(904)	91,845
JNL/The London Company Focused U.S. Equity Fund	74,569	90	669	—	29	79,212
JNL/Westchester Capital Event Driven Fund - Class A	11,478	25,649	4	—	—	37,043
JNL/WCM Focused International Equity Fund	90,571	6,027	1,358	—	(2)	97,908
JNL/WMC Money Market Fund - Class A	—	30,022	30,022	—	—	—
	$1,613,539	$258,363	$346,779	$—	$(25,768)	$1,557,240
JNL Institutional Alt 35 Fund
JNL Multi-Manager Alternative Fund - Class A	$15,622	$754	$—	$—	$—	$16,158
JNL/AQR Managed Futures Strategy Fund - Class A	88,176	16,042	4,315	—	268	102,314
JNL/AQR Risk Parity Fund	4,194	—	2,503	—	(601)	1,932
JNL/BlackRock Global Long Short Credit Fund	68,892	—	3,543	—	(206)	65,396
JNL/Boston Partners Global Long Short Equity Fund - Class A	86,861	35,092	—	—	—	122,165
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	40,523	—	24,484	—	(1,378)	19,677
JNL/Crescent High Income Fund - Class A	—	10,372	—	—	—	10,404
JNL/DFA U.S. Micro Cap Fund	13,240	—	—	—	—	13,655
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	85,418	—	—	—	87,934

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 35 Fund (continued)
JNL/DoubleLine Total Return Fund	$101,404	$62,597	$—	$—	$—	$168,221
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	82,073	—	7,835	—	(428)	76,303
JNL/Franklin Templeton Global Growth Fund - Class A	39,972	—	40,349	—	(7,185)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	78,947	—	24,859	—	(5,298)	52,382
JNL/Invesco Global Real Estate Fund - Class A	42,035	—	13,132	—	1,349	31,095
JNL/Lazard Emerging Markets Fund - Class A	43,020	—	4,772	—	(1,198)	43,343
JNL/Mellon Capital International Index Fund - Class A	187,962	—	13,342	—	(196)	168,356
JNL/Mellon Capital S&P 500 Index Fund - Class A	164,859	—	59,283	—	619	109,599
JNL/Mellon Capital Small Cap Index Fund - Class A	58,705	—	6,314	—	713	55,507
JNL/Neuberger Berman Currency Fund	49,270	—	3,715	—	56	45,492
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	12,926	—	7,588	—	(5,487)	6,025
JNL/Neuberger Berman Strategic Income Fund - Class A	54,909	—	32,812	—	906	23,890
JNL/Nicholas Convertible Arbitrage Fund	67,756	—	6,483	—	(111)	62,258
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	6,130	—	—	—	6,217
JNL/PIMCO Total Return Bond Fund - Class A	57,920	—	9,550	—	(445)	50,581
JNL/PPM America Floating Rate Income Fund - Class A	23,074	—	15,630	—	(876)	8,111
JNL/PPM America High Yield Bond Fund - Class A	40,978	—	38,269	—	(6,579)	4,792
JNL/PPM America Long Short Credit Fund	64,947	—	25,642	—	(2,445)	41,101
JNL/PPM America Total Return Fund - Class A	72,699	—	27,968	—	(392)	47,933
JNL/Red Rocks Listed Private Equity Fund - Class A	36,505	—	21,301	—	(1,647)	14,404
JNL/S&P Mid 3 Fund - Class A	16,969	15	—	—	—	17,693
JNL/Scout Unconstrained Bond Fund - Class A	47,353	23,676	1,810	—	(92)	71,487
JNL/T. Rowe Price Established Growth Fund - Class A	97,014	—	7,440	—	(767)	83,778
JNL/T. Rowe Price Value Fund - Class A	96,614	—	7,212	—	(682)	91,139
JNL/The London Company Focused U.S. Equity Fund	55,452	1	305	—	11	59,026
JNL/Westchester Capital Event Driven Fund - Class A	23,464	36,677	—	—	—	60,007
JNL/WCM Focused International Equity Fund	93,058	12,511	800	—	(1)	107,618
JNL/WMC Money Market Fund - Class A	—	21,011	21,011	—	—	—
	$2,027,393	$310,296	$432,267	$—	$(32,092)	$1,945,993
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class A	$53,207	$9,116	$—	$—	$—	$61,529
JNL/AQR Managed Futures Strategy Fund - Class A	153,129	36,597	8,428	—	463	185,692
JNL/AQR Risk Parity Fund	6,040	—	3,372	—	(1,065)	3,053
JNL/BlackRock Global Long Short Credit Fund	152,955	—	22,064	—	(1,295)	130,874
JNL/Boston Partners Global Long Short Equity Fund - Class A	205,158	55,677	—	—	—	261,035
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	79,724	—	47,439	—	(4,589)	39,681
JNL/Crescent High Income Fund - Class A	—	15,071	—	—	—	15,117
JNL/DFA U.S. Micro Cap Fund	13,252	—	—	—	—	13,667
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	59,974	—	—	—	61,749
JNL/DoubleLine Total Return Fund	114,231	68,397	—	—	—	187,366
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	155,978	—	8,535	—	(521)	151,522
JNL/Franklin Templeton Global Growth Fund - Class A	31,575	—	31,802	—	(5,788)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	89,163	—	22,334	—	(4,826)	64,830
JNL/Invesco Global Real Estate Fund - Class A	82,472	—	25,206	—	894	61,699
JNL/Lazard Emerging Markets Fund - Class A	43,813	16	3,541	—	(946)	45,658
JNL/Mellon Capital International Index Fund - Class A	211,687	538	10,676	—	1,462	194,390
JNL/Mellon Capital S&P 500 Index Fund - Class A	179,692	—	47,095	—	347	137,356
JNL/Mellon Capital Small Cap Index Fund - Class A	61,724	—	8,445	—	887	56,419
JNL/Neuberger Berman Currency Fund	94,007	2	5,187	—	75	88,681
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	20,218	—	12,174	—	(8,643)	9,129
JNL/Neuberger Berman Strategic Income Fund - Class A	62,872	—	38,021	—	904	26,740
JNL/Nicholas Convertible Arbitrage Fund	132,011	—	10,661	—	(142)	123,337
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	5,040	—	—	—	5,111

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 50 Fund (continued)
JNL/PIMCO Total Return Bond Fund - Class A	$62,845	$218	$8,509	$—	$(396)	$57,009
JNL/PPM America Floating Rate Income Fund - Class A	25,825	—	17,017	—	(941)	9,586
JNL/PPM America High Yield Bond Fund - Class A	48,870	—	39,931	—	(7,246)	11,716
JNL/PPM America Long Short Credit Fund	134,968	—	54,426	—	(5,118)	84,313
JNL/PPM America Total Return Fund - Class A	83,533	—	30,238	—	(274)	57,210
JNL/Red Rocks Listed Private Equity Fund - Class A	75,091	—	44,154	—	(3,959)	29,223
JNL/S&P Mid 3 Fund - Class A	16,225	503	2,444	—	(405)	14,958
JNL/Scout Unconstrained Bond Fund - Class A	54,418	21,683	78	—	(3)	78,743
JNL/T. Rowe Price Established Growth Fund - Class A	135,879	47	8,274	—	(837)	119,555
JNL/T. Rowe Price Value Fund - Class A	132,178	31	4,867	—	(390)	129,969
JNL/Westchester Capital Event Driven Fund - Class A	51,409	66,484	—	—	—	117,671
JNL/WCM Focused International Equity Fund	96,973	1	1,402	—	13	98,387
JNL/WMC Money Market Fund - Class A	—	14,640	14,640	—	—	—
	$2,861,122	$354,035	$530,960	$—	$(42,339)	$2,732,975
JNL Alt 65 Fund
JNL Multi-Manager Alternative Fund - Class A	$23,033	$49	$—	$	$—	$22,769
JNL/AQR Managed Futures Strategy Fund - Class A	43,293	15,510	4,359	—	113	55,928
JNL/BlackRock Global Long Short Credit Fund	42,964	—	8,657	—	(507)	34,284
JNL/Boston Partners Global Long Short Equity Fund - Class A	57,470	13,011	472	—	5	70,023
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	20,138	—	13,292	—	(397)	8,527
JNL/Crescent High Income Fund - Class A	—	4,007	9	—	—	4,011
JNL/DFA U.S. Micro Cap Fund	480	—	—	—	—	495
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	10,838	—	—	—	11,186
JNL/DoubleLine Total Return Fund	13,931	16,252	643	—	47	30,230
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	49,333	—	4,230	—	(248)	46,354
JNL/Franklin Templeton Global Growth Fund - Class A	6,336	—	6,209	—	(1,327)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	10,792	—	4,373	—	(939)	6,210
JNL/Invesco Global Real Estate Fund - Class A	22,158	—	4,874	—	20	18,571
JNL/Lazard Emerging Markets Fund - Class A	6,440	—	484	—	(126)	6,743
JNL/Mellon Capital International Index Fund - Class A	43,455	—	10,122	—	1,262	32,154
JNL/Mellon Capital S&P 500 Index Fund - Class A	38,480	—	10,582	—	113	28,937
JNL/Mellon Capital Small Cap Index Fund - Class A	9,673	—	2,383	—	392	7,762
JNL/Neuberger Berman Currency Fund	27,007	1	2,500	—	37	24,478
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,988	—	3,250	—	(1,802)	741
JNL/Neuberger Berman Strategic Income Fund - Class A	1,602	—	1,600	—	(79)	—
JNL/Nicholas Convertible Arbitrage Fund	39,048	—	4,515	—	(61)	35,095
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	2,504	—	—	—	2,540
JNL/PPM America Floating Rate Income Fund - Class A	1,660	—	1,661	—	(131)	—
JNL/PPM America High Yield Bond Fund - Class A	8,125	—	8,573	—	(1,296)	—
JNL/PPM America Long Short Credit Fund	40,068	—	16,609	—	(1,624)	24,507
JNL/PPM America Total Return Fund - Class A	8,342	—	2,096	—	(83)	6,634
JNL/Red Rocks Listed Private Equity Fund - Class A	20,950	—	16,482	—	(3,810)	4,033
JNL/S&P Mid 3 Fund - Class A	6,191	—	2,923	—	(438)	3,510
JNL/Scout Unconstrained Bond Fund - Class A	7,942	3,594	20	—	—	11,901
JNL/T. Rowe Price Established Growth Fund - Class A	21,992	—	1,960	—	(208)	18,713
JNL/T. Rowe Price Value Fund - Class A	21,448	—	1,621	—	(153)	20,213
JNL/Westchester Capital Event Driven Fund - Class A	22,579	10,225	—	—	—	32,764
JNL/WCM Focused International Equity Fund	16,676	3	667	—	(5)	16,458
JNL/WMC Money Market Fund - Class A	—	4,961	4,961	—	—	—
	$635,594	$80,955	$140,127	$—	$(11,245)	$585,771
JNL/American Funds Balanced Allocation Fund
American Funds Insurance Series - High-Income Bond Fund	$122,395	$12,816	$1,408	$1,676	$(248)	$143,703
	$122,395	$12,816	$1,408	$1,676	$(248)	$143,703
JNL Disciplined Moderate Fund
JNL/Crescent High Income Fund - Class A	$—	$23,526	$—	$—	$—	$23,594
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	86,399	1,006	—	28	88,240
JNL/DoubleLine Total Return Fund	119,354	68,019	3,651	—	256	188,503

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Moderate Fund(continued)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	$52,534	$3,669	$290	$—	$(33)	$54,802
JNL/Mellon Capital Emerging Market Index Fund - Class A	38,908	7,658	545	—	(168)	48,845
JNL/Mellon Capital International Index Fund - Class A	117,705	4,445	37,138	—	2,900	81,742
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	87,434	1,216	14,063	—	2,920	81,398
JNL/Mellon Capital S&P 500 Index Fund - Class A	196,144	11,641	40,426	—	5,870	173,126
JNL/Mellon Capital Small Cap Index Fund - Class A	12,915	537	714	—	(54)	13,547
JNL/Neuberger Berman Strategic Income Fund - Class A	65,989	664	45,377	—	(418)	23,589
JNL/PIMCO Credit Income Fund	—	29,185	—	—	—	29,515
JNL/PIMCO Total Return Bond Fund - Class A	85,929	1,240	60,710	—	(2,903)	28,928
JNL/PPM America Floating Rate Income Fund - Class A	33,021	343	34,417	—	(1,245)	—
JNL/PPM America High Yield Bond Fund - Class A	65,440	187	42,654	—	(7,767)	27,065
JNL/PPM America Total Return Fund - Class A	79,125	461	13,086	—	(186)	70,816
JNL/S&P International 5 Fund - Class A	19,576	751	181	—	(13)	19,928
JNL/S&P Mid 3 Fund - Class A	22,295	493	24,059	—	(2,417)	—
JNL/Scout Unconstrained Bond Fund - Class A	52,844	33,599	1,399	—	(65)	87,546
JNL/T. Rowe Price Capital Appreciation Fund	66,333	35,809	777	—	(27)	104,659
JNL/T. Rowe Price Established Growth Fund - Class A	72,171	4,961	9,310	—	(1,051)	63,664
JNL/T. Rowe Price Value Fund - Class A	71,965	2,977	5,307	—	(334)	71,087
JNL/WCM Focused International Equity Fund	52,642	21,326	22	—	1	76,199
JNL/WMC Money Market Fund - Class A	—	7,931	7,931	—	—	—
	$1,312,324	$347,037	$343,063	$—	$(4,706)	$1,356,793
JNL Disciplined Moderate Growth Fund
JNL/Crescent High Income Fund - Class A	$—	$35,047	$290	$—	$—	$34,860
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	143,983	—	—	—	148,792
JNL/DoubleLine Total Return Fund	103,462	47,495	7,350	—	517	147,436
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	68,380	1,737	28,913	—	(5,840)	39,656
JNL/Mellon Capital Emerging Market Index Fund - Class A	84,780	5,761	6,320	—	(1,022)	89,900
JNL/Mellon Capital Healthcare Sector Fund - Class A	51,698	1,932	49,553	—	(7,360)	—
JNL/Mellon Capital International Index Fund - Class A	203,990	3,946	62,408	—	(2,304)	140,117
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	126,789	724	23,732	—	4,752	113,342
JNL/Mellon Capital S&P 500 Index Fund - Class A	254,876	11,118	25,329	—	3,802	248,848
JNL/Mellon Capital Small Cap Index Fund - Class A	33,709	413	5,680	—	(77)	30,489
JNL/Neuberger Berman Strategic Income Fund - Class A	42,908	501	27,403	—	(1,006)	17,390
JNL/PIMCO Credit Income Fund	—	20,343	—	—	—	20,573
JNL/PIMCO Total Return Bond Fund - Class A	60,188	883	45,598	—	(2,020)	17,198
JNL/PPM America Floating Rate Income Fund - Class A	17,184	208	17,921	—	(652)	—
JNL/PPM America High Yield Bond Fund - Class A	34,090	119	35,958	—	(5,842)	—
JNL/PPM America Total Return Fund - Class A	51,485	487	19,816	—	(186)	34,692
JNL/S&P International 5 Fund - Class A	51,003	1,110	250	—	(27)	51,283
JNL/S&P Mid 3 Fund - Class A	33,520	355	35,751	—	(3,293)	—
JNL/Scout Unconstrained Bond Fund - Class A	42,992	39,910	2,301	—	(130)	82,620
JNL/T. Rowe Price Capital Appreciation Fund	86,005	51,464	2,405	—	(132)	139,212
JNL/T. Rowe Price Established Growth Fund - Class A	119,223	5,760	10,233	—	(1,199)	107,760
JNL/T. Rowe Price Value Fund - Class A	119,196	14,901	10,139	—	(644)	126,236
JNL/WCM Focused International Equity Fund	119,423	36,983	449	—	(16)	160,342
JNL/WMC Money Market Fund - Class A	—	7,253	7,253	—	—	—
	$1,704,901	$432,433	$425,052	$—	$(22,679)	$1,750,746
JNL Disciplined Growth Fund
JNL/Crescent High Income Fund - Class A	$—	$10,061	$51	$—	$—	$10,040
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	29,122	59,847	1,170	—	(67)	91,433
JNL/DoubleLine Total Return Fund	23,264	18,612	2,699	—	190	40,150
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	30,479	1,951	23,589	—	(4,408)	8,147
JNL/Mellon Capital Emerging Market Index Fund - Class A	45,447	7,566	6,404	—	(1,882)	49,749
JNL/Mellon Capital Healthcare Sector Fund - Class A	30,971	2,155	30,707	—	(4,289)	—
JNL/Mellon Capital International Index Fund - Class A	106,503	4,250	31,285	—	(1,708)	76,658

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Growth Fund(continued)
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	$75,501	$1,731	$28,532	$—	$4,928	$54,453
JNL/Mellon Capital S&P 500 Index Fund - Class A	113,899	13,273	1,588	—	159	129,680
JNL/Mellon Capital Small Cap Index Fund - Class A	22,572	706	6,495	—	(350)	18,196
JNL/PIMCO Credit Income Fund	—	8,020	36	—	—	8,077
JNL/PPM America High Yield Bond Fund - Class A	15,220	443	16,413	—	(2,490)	—
JNL/PPM America Total Return Fund - Class A	11,531	553	12,488	—	(72)	—
JNL/S&P International 5 Fund - Class A	30,419	1,242	1,591	—	(141)	29,772
JNL/S&P Mid 3 Fund - Class A	16,793	583	18,349	—	(1,628)	—
JNL/Scout Unconstrained Bond Fund - Class A	15,439	13,328	1,427	—	(71)	28,078
JNL/T. Rowe Price Capital Appreciation Fund	—	32,160	21	—	—	32,139
JNL/T. Rowe Price Established Growth Fund - Class A	61,017	15,191	485	—	(64)	72,079
JNL/T. Rowe Price Value Fund - Class A	72,322	7,532	597	—	(79)	80,831
JNL/WCM Focused International Equity Fund	60,989	18,594	1,652	—	(41)	80,246
JNL/WMC Money Market Fund - Class A	—	5,908	5,908	—	—	—
	$761,488	$223,706	$191,487	$—	$(12,013)	$809,728
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	$473,903	$1,380	$16,799	$—	$(610)	$449,504
JNL/Franklin Templeton Income Fund - Class A	476,620	526	38,806	—	(2,975)	464,442
JNL/Franklin Templeton Mutual Shares Fund - Class A	476,075	83	27,797	—	1,028	466,664
	$1,426,598	$1,989	$83,402	$—	$(2,557)	$1,380,610
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$40,964	$1,886	$3,737	$—	$667	$37,775
JNL/Mellon Capital International Index Fund - Class A	41,378	2,515	7,670	—	(92)	38,138
JNL/Mellon Capital JNL 5 Fund - Class A	204,619	1,966	20,896	—	11,899	194,147
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	40,942	385	5,523	—	2,707	38,749
JNL/Mellon Capital S&P 500 Index Fund - Class A	40,990	566	4,105	—	2,334	38,771
JNL/Mellon Capital Small Cap Index Fund - Class A	40,742	745	5,161	—	2,104	38,658
	$409,635	$8,063	$47,092	$—	$19,619	$386,238
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$151,290	$5,989	$903	$—	$183	$151,134
JNL/Mellon Capital International Index Fund - Class A	153,271	8,458	14,465	—	(416)	154,657
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	149,978	343	6,343	—	2,506	155,407
JNL/Mellon Capital S&P 500 Index Fund - Class A	153,288	203	3,487	—	1,558	155,139
JNL/Mellon Capital Small Cap Index Fund - Class A	149,722	1,488	4,865	—	1,833	155,305
	$757,549	$16,481	$30,063	$—	$5,664	$771,642
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$10,843	$2,512	$3,252	$—	$(1,465)	$9,563
JNL/Franklin Templeton Mutual Shares Fund - Class A	16,313	3,417	5,683	—	(1,396)	14,473
JNL/Goldman Sachs Core Plus Bond Fund - Class A	53,161	11,577	14,668	—	(265)	52,320
JNL/Invesco International Growth Fund - Class A	27,173	5,817	9,055	—	(1,754)	23,279
JNL/Invesco Small Cap Growth Fund - Class A	16,260	3,442	5,414	—	(1,372)	14,331
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	53,153	11,615	15,030	—	(233)	52,314
JNL/Mellon Capital Bond Index Fund - Class A	53,139	11,503	15,042	—	(304)	52,317
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	10,872	2,280	3,446	—	(554)	9,523
JNL/Mellon Capital Emerging Market Index Fund - Class A	26,985	5,548	9,411	—	(3,948)	24,180
JNL/Mellon Capital Healthcare Sector Fund - Class A	16,345	3,748	5,377	—	(823)	14,455
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	16,232	3,266	5,826	—	(841)	14,423
JNL/Mellon Capital S&P 24 Fund - Class A	16,213	3,686	4,894	—	(4,118)	14,588
JNL/Neuberger Berman Strategic Income Fund - Class A	22,174	4,909	6,336	—	(386)	21,793
JNL/PIMCO Real Return Fund - Class A	22,174	4,950	6,720	—	(513)	21,810
JNL/PIMCO Total Return Bond Fund - Class A	44,432	9,444	12,236	—	(740)	43,533
JNL/S&P Competitive Advantage Fund - Class A	16,154	3,815	5,207	—	(1,239)	13,975
JNL/S&P Dividend Income & Growth Fund - Class A	16,299	3,457	6,666	—	(749)	14,542
JNL/S&P Intrinsic Value Fund - Class A	16,201	3,570	5,132	—	(2,267)	13,862
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	10,899	2,267	3,591	—	(664)	9,560
	$465,022	$100,823	$142,986	$—	$(23,631)	$434,841

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$1,891	$1,980	$2,242	$—	$(452)	$1,534
JNL/Franklin Templeton Mutual Shares Fund - Class A	1,517	1,525	1,831	—	(167)	1,222
JNL/Goldman Sachs Core Plus Bond Fund - Class A	3,763	5,769	5,140	—	33	4,538
JNL/Invesco International Growth Fund - Class A	3,781	3,881	4,368	—	(259)	3,060
JNL/Invesco Small Cap Growth Fund - Class A	1,892	1,924	2,279	—	(220)	1,528
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	5,017	7,684	6,880	—	66	6,045
JNL/Mellon Capital Bond Index Fund - Class A	5,016	7,670	6,880	—	40	6,046
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	1,514	1,541	1,795	—	(167)	1,211
JNL/Mellon Capital Emerging Market Index Fund - Class A	3,792	3,750	4,497	—	(372)	3,077
JNL/Mellon Capital Healthcare Sector Fund - Class A	2,278	2,420	2,831	—	(150)	1,829
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	2,263	2,229	2,727	—	(200)	1,838
JNL/Mellon Capital S&P 24 Fund - Class A	1,507	1,598	1,823	—	(602)	1,222
JNL/Neuberger Berman Strategic Income Fund - Class A	2,512	3,847	3,450	—	10	3,030
JNL/PIMCO Real Return Fund - Class A	2,513	3,822	3,464	—	27	3,032
JNL/PIMCO Total Return Bond Fund - Class A	3,758	5,776	5,149	—	(86)	4,541
JNL/S&P Competitive Advantage Fund - Class A	2,633	2,767	3,019	—	(499)	2,135
JNL/S&P Dividend Income & Growth Fund - Class A	3,040	3,027	3,894	—	(88)	2,386
JNL/S&P Intrinsic Value Fund - Class A	2,643	2,755	3,021	—	(692)	2,134
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	1,519	1,536	1,817	—	(162)	1,219
	$52,849	$65,501	$67,107	$—	$(3,940)	$51,627
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$8,154	$6,886	$8,023	$—	$(2,197)	$6,577
JNL/Franklin Templeton Mutual Shares Fund - Class A	6,118	5,051	6,301	—	(770)	4,928
JNL/Goldman Sachs Core Plus Bond Fund - Class A	17,477	22,309	19,166	—	61	21,345
JNL/Invesco International Growth Fund - Class A	20,372	17,293	20,098	—	(1,572)	16,416
JNL/Invesco Small Cap Growth Fund - Class A	8,154	6,652	8,174	—	(1,197)	6,566
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	19,989	25,483	22,050	—	150	24,372
JNL/Mellon Capital Bond Index Fund - Class A	19,988	25,435	22,050	—	20	24,388
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	6,116	5,100	6,108	—	(778)	4,882
JNL/Mellon Capital Emerging Market Index Fund - Class A	10,198	8,571	10,649	—	(1,104)	8,242
JNL/Mellon Capital Healthcare Sector Fund - Class A	8,164	7,033	8,510	—	(644)	6,532
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	10,192	8,166	10,450	—	(1,122)	8,209
JNL/Mellon Capital S&P 24 Fund - Class A	6,087	5,303	6,197	—	(2,425)	4,927
JNL/Neuberger Berman Strategic Income Fund - Class A	9,985	12,847	11,049	—	(69)	12,278
JNL/PIMCO Real Return Fund - Class A	9,985	12,717	11,102	—	(7)	12,260
JNL/PIMCO Total Return Bond Fund - Class A	14,984	19,134	16,441	—	(458)	18,326
JNL/S&P Competitive Advantage Fund - Class A	10,127	8,966	9,934	—	(1,946)	8,184
JNL/S&P Dividend Income & Growth Fund - Class A	12,174	10,088	13,433	—	(441)	9,698
JNL/S&P Intrinsic Value Fund - Class A	10,173	8,920	9,946	—	(2,660)	8,196
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	6,118	5,039	6,138	—	(792)	4,920
	$214,555	$220,993	$225,819	$—	$(17,951)	$211,246
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	$1,586,931	$133,206	$28,086	$—	$9,953	$1,640,892
JNL/S&P Dividend Income & Growth Fund - Class A	1,628,995	55,185	208,054	—	62,980	1,667,388
JNL/S&P Intrinsic Value Fund - Class A	1,568,903	143,954	18,612	—	9,049	1,649,313
JNL/S&P Total Yield Fund - Class A	1,586,151	69,645	49,401	—	15,188	1,665,705
	$6,370,980	$401,990	$304,153	$—	$97,170	$6,623,298
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$46,153	$1,919	$75	$—	$(4)	$47,388
JNL Multi-Manager Small Cap Growth Fund - Class A	15,142	2,980	764	—	(87)	16,917
JNL Multi-Manager Small Cap Value Fund - Class A	15,021	1,972	779	—	55	16,834
JNL/Causeway International Value Select Fund - Class A	15,272	1,795	360	—	(18)	15,984
JNL/Crescent High Income Fund - Class A	—	36,050	1,013	—	—	35,199
JNL/DFA U.S. Core Equity Fund - Class A	30,436	3,012	1,492	—	422	33,303

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Conservative Fund (continued)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	$—	$17,000	$514	$—	$7	$16,872
JNL/DoubleLine Total Return Fund	138,707	3,574	2,231	—	155	144,222
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	107,478	7,596	529	—	(10)	112,438
JNL/Goldman Sachs Core Plus Bond Fund - Class A	46,239	946	673	—	(45)	48,462
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	30,433	713	17,969	—	(7,872)	16,593
JNL/Goldman Sachs Mid Cap Value Fund - Class A	15,169	1,853	904	—	(332)	16,919
JNL/Invesco Global Real Estate Fund - Class A	15,393	1,176	942	—	51	16,881
JNL/Invesco International Growth Fund - Class A	15,281	1,375	545	—	105	16,029
JNL/Invesco Mid Cap Value Fund - Class A	15,027	2,259	1,061	—	(184)	16,887
JNL/JPMorgan MidCap Growth Fund - Class A	30,591	4,920	1,814	—	99	33,311
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	138,721	2,713	2,851	—	(10)	145,070
JNL/PIMCO Real Return Fund - Class A	61,650	622	997	—	(386)	65,051
JNL/PIMCO Total Return Bond Fund - Class A	92,360	1,941	1,196	—	(109)	97,023
JNL/PPM America Floating Rate Income Fund - Class A	30,782	535	216	—	4	32,400
JNL/PPM America High Yield Bond Fund - Class A	90,943	15,733	16,342	—	(3,870)	99,701
JNL/PPM America Low Duration Bond Fund - Class A	107,905	2,814	974	—	(3)	111,596
JNL/PPM America Total Return Fund - Class A	107,847	1,138	1,286	—	118	114,239
JNL/Scout Unconstrained Bond Fund - Class A	92,443	1,263	845	—	(28)	97,054
JNL/T. Rowe Price Established Growth Fund - Class A	45,941	6,278	1,243	—	427	48,678
JNL/T. Rowe Price Short-Term Bond Fund - Class A	154,102	1,231	37,167	—	(987)	120,386
JNL/T. Rowe Price Value Fund - Class A	45,941	4,212	1,840	—	343	49,714
JNL/WCM Focused International Equity Fund	15,337	1,382	660	—	36	16,669
JNL/WMC Value Fund - Class A	15,247	1,505	785	—	68	16,766
	$1,535,561	$130,507	$98,067	$—	$(12,055)	$1,618,586
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$94,131	$770	$—	$—	$—	$93,623
JNL Multi-Manager Small Cap Growth Fund - Class A	32,521	1,067	2	—	—	31,993
JNL Multi-Manager Small Cap Value Fund - Class A	63,611	1,168	196	—	22	66,269
JNL/BlackRock Large Cap Select Growth Fund - Class A	33,055	484	9	—	—	32,205
JNL/Causeway International Value Select Fund - Class A	27,434	2,018	—	—	—	28,017
JNL/Crescent High Income Fund - Class A	—	31,835	—	—	—	31,941
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	36,046	972	—	6	35,887
JNL/DFA U.S. Core Equity Fund - Class A	37,318	—	2,714	—	79	35,687
JNL/DoubleLine Total Return Fund	232,389	—	6,736	—	483	232,513
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	231,015	586	1,487	—	(41)	225,045
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	63,539	30	36,862	—	(16,157)	33,708
JNL/Goldman Sachs Mid Cap Value Fund - Class A	61,236	1,810	49	—	—	65,416
JNL/Invesco Global Real Estate Fund - Class A	35,305	—	2,011	—	95	35,726
JNL/Invesco International Growth Fund - Class A	60,391	1,694	—	—	—	61,421
JNL/Invesco Mid Cap Value Fund - Class A	31,743	688	243	—	(25)	32,981
JNL/Invesco Small Cap Growth Fund - Class A	32,394	577	203	—	51	33,383
JNL/JPMorgan MidCap Growth Fund - Class A	94,287	3,125	—	—	—	94,750
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	168,885	—	7,373	—	57	169,260
JNL/Lazard Emerging Markets Fund - Class A	31,635	333	733	—	(250)	35,340
JNL/Oppenheimer Global Growth Fund - Class A	34,217	225	91	—	18	31,720
JNL/PIMCO Real Return Fund - Class A	129,737	—	3,028	—	(851)	134,574
JNL/PIMCO Total Return Bond Fund - Class A	152,155	—	15,419	—	(1,327)	142,713
JNL/PPM America Floating Rate Income Fund - Class A	35,892	—	10,790	—	436	26,502
JNL/PPM America High Yield Bond Fund - Class A	157,843	5,283	11,269	—	(2,030)	166,255
JNL/PPM America Low Duration Bond Fund - Class A	175,112	4,572	—	—	—	182,729
JNL/PPM America Total Return Fund - Class A	161,798	—	3,231	—	269	168,196
JNL/Scout Unconstrained Bond Fund - Class A	137,818	6,339	—	—	—	150,610
JNL/T. Rowe Price Established Growth Fund - Class A	306,512	2,388	832	—	271	289,996
JNL/T. Rowe Price Short-Term Bond Fund - Class A	237,079	—	50,042	—	(1,279)	190,518
JNL/T. Rowe Price Value Fund - Class A	269,676	237	4,831	—	1,273	270,619
JNL/WCM Focused International Equity Fund	26,459	2,072	—	—	—	29,504

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Moderate Fund (continued)
JNL/WMC Value Fund - Class A	$101,404	$107	$2,476	$—	$355	$103,052
	$3,256,591	$103,454	$161,599	$—	$(18,545)	$3,262,153
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$150,621	$3,845	$—	$—	$—	$152,402
JNL Multi-Manager Small Cap Growth Fund - Class A	57,742	962	—	—	—	55,734
JNL Multi-Manager Small Cap Value Fund - Class A	156,256	3,308	—	—	—	163,517
JNL/BlackRock Large Cap Select Growth Fund - Class A	199,329	116,062	5,818	—	(6)	301,479
JNL/Causeway International Value Select Fund - Class A	62,603	9,365	—	—	—	68,655
JNL/Crescent High Income Fund - Class A	—	72,961	—	—	—	73,181
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	36,304	—	—	—	37,136
JNL/DoubleLine Total Return Fund	174,226	33	2,296	—	164	177,156
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	305,034	46	4,008	—	(173)	294,335
JNL/Goldman Sachs Core Plus Bond Fund - Class A	50,817	—	—	—	—	52,961
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	84,898	3,784	36,447	—	(13,498)	62,155
JNL/Goldman Sachs Mid Cap Value Fund - Class A	132,362	—	5,798	—	(1,059)	130,922
JNL/Invesco Global Real Estate Fund - Class A	129,400	—	6,330	—	314	132,038
JNL/Invesco International Growth Fund - Class A	185,313	—	55,611	—	5,720	127,224
JNL/Invesco Large Cap Growth Fund - Class A	121,707	13,294	116,170	13,169	(31,202)	—
JNL/Invesco Mid Cap Value Fund - Class A	65,176	—	2,440	—	(22)	64,058
JNL/Invesco Small Cap Growth Fund - Class A	75,559	7,069	—	—	—	84,328
JNL/JPMorgan MidCap Growth Fund - Class A	158,429	13,343	—	—	—	167,157
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	186,070	—	7,581	—	444	187,055
JNL/Lazard Emerging Markets Fund - Class A	72,712	—	6,737	—	(2,943)	74,574
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	64,014	—	—	—	—	60,182
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	44,766	53,120	—	—	—	101,950
JNL/Oppenheimer Global Growth Fund - Class A	144,858	6,421	—	—	—	140,084
JNL/PIMCO Real Return Fund - Class A	118,452	—	2,955	—	(964)	122,673
JNL/PIMCO Total Return Bond Fund - Class A	236,107	—	27,473	—	(2,896)	217,876
JNL/PPM America Floating Rate Income Fund - Class A	40,245	—	41,559	—	1,399	—
JNL/PPM America High Yield Bond Fund - Class A	236,989	13,393	18,177	—	(3,256)	253,861
JNL/PPM America Low Duration Bond Fund - Class A	239,628	1,262	2,560	—	17	242,422
JNL/PPM America Mid Cap Value Fund - Class A	21,889	—	—	—	—	23,460
JNL/PPM America Total Return Fund - Class A	181,644	—	5,796	—	488	186,564
JNL/Scout Unconstrained Bond Fund - Class A	207,065	2,970	—	—	—	219,402
JNL/T. Rowe Price Established Growth Fund - Class A	877,730	—	28,672	—	13,112	796,316
JNL/T. Rowe Price Short-Term Bond Fund - Class A	254,017	—	50,107	—	(723)	207,657
JNL/T. Rowe Price Value Fund - Class A	560,383	—	13,212	—	5,175	558,225
JNL/WCM Focused International Equity Fund	108,755	1,298	—	—	—	113,375
JNL/WMC Value Fund - Class A	362,553	—	28,246	—	6,592	347,026
	$6,067,349	$358,840	$467,993	$13,169	$(23,317)	$5,997,140
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$148,773	$—	$4,124	$—	$(269)	$142,604
JNL Multi-Manager Small Cap Growth Fund - Class A	46,014	1,454	—	—	—	45,169
JNL Multi-Manager Small Cap Value Fund - Class A	142,305	105	788	—	80	145,053
JNL/BlackRock Large Cap Select Growth Fund - Class A	333,440	165,910	3,268	—	68	482,794
JNL/Causeway International Value Select Fund - Class A	123,911	1,368	21,865	—	(2,159)	96,632
JNL/Crescent High Income Fund - Class A	—	38,434	—	—	—	38,552
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	22,625	—	—	—	23,143
JNL/DoubleLine Total Return Fund	98,098	—	3,461	—	255	97,529
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	57,987	7,977	22,728	—	(8,834)	50,501
JNL/Goldman Sachs Mid Cap Value Fund - Class A	131,683	—	14,699	—	(2,899)	120,579
JNL/Invesco Global Real Estate Fund - Class A	96,925	—	2,714	—	716	101,079
JNL/Invesco International Growth Fund - Class A	162,062	—	20,930	—	3,625	139,199
JNL/Invesco Large Cap Growth Fund - Class A	179,447	18,727	170,711	18,727	(31,272)	—

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Growth Fund (continued)
JNL/Invesco Mid Cap Value Fund - Class A	$89,712	$1,290	$83	$—	$5	$92,954
JNL/Invesco Small Cap Growth Fund - Class A	74,771	18,701	—	—	—	96,118
JNL/JPMorgan MidCap Growth Fund - Class A	165,348	9,091	—	—	—	169,514
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	43,882	—	—	—	—	45,950
JNL/Lazard Emerging Markets Fund - Class A	125,494	2,737	5,309	—	(3,549)	137,999
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	42,226	2,075	8,578	—	(1,038)	33,130
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	28,126	30,897	—	—	—	61,266
JNL/Oppenheimer Global Growth Fund - Class A	226,409	5,425	—	—	—	214,323
JNL/PIMCO Real Return Fund - Class A	36,088	—	—	—	—	38,311
JNL/PIMCO Total Return Bond Fund - Class A	86,973	—	17,166	—	(636)	73,051
JNL/PPM America High Yield Bond Fund - Class A	89,367	19,071	4,743	—	(985)	112,932
JNL/PPM America Low Duration Bond Fund - Class A	72,302	5,330	—	—	—	78,928
JNL/PPM America Mid Cap Value Fund - Class A	12,559	—	—	—	—	13,461
JNL/PPM America Total Return Fund - Class A	88,374	540	414	—	29	93,833
JNL/Scout Unconstrained Bond Fund - Class A	132,593	689	432	—	(23)	138,798
JNL/T. Rowe Price Established Growth Fund - Class A	748,284	12	4,040	—	1,015	699,502
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	151,107	—	—	—	—	153,222
JNL/T. Rowe Price Short-Term Bond Fund - Class A	189,705	—	57,623	—	(1,041)	134,775
JNL/T. Rowe Price Value Fund - Class A	639,414	2,420	35	—	16	655,130
JNL/WCM Focused International Equity Fund	61,982	8,700	—	—	—	73,018
JNL/WMC Value Fund - Class A	334,022	—	22,255	—	4,836	323,713
	$4,959,383	$363,578	$385,966	$18,727	$(42,060)	$4,922,762
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$49,405	$1,111	$233	$—	$(18)	$49,599
JNL Multi-Manager Small Cap Growth Fund - Class A	17,352	890	111	—	(8)	17,315
JNL Multi-Manager Small Cap Value Fund - Class A	66,013	2,154	431	—	46	69,556
JNL/BlackRock Large Cap Select Growth Fund - Class A	123,056	70,388	354	—	5	188,254
JNL/Causeway International Value Select Fund - Class A	63,408	2,542	11,593	—	(529)	51,014
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	10,469	4	—	—	10,695
JNL/DoubleLine Total Return Fund	16,070	431	139	—	(1)	16,849
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	17,027	3	14,298	—	(2,163)	4,459
JNL/Goldman Sachs Mid Cap Value Fund - Class A	45,058	—	8,873	—	(1,478)	37,152
JNL/Invesco Global Real Estate Fund - Class A	34,895	—	1,624	—	92	35,714
JNL/Invesco International Growth Fund - Class A	53,661	—	18,171	—	206	34,777
JNL/Invesco Large Cap Growth Fund - Class A	71,682	8,344	68,945	7,766	(10,301)	—
JNL/Invesco Mid Cap Value Fund - Class A	32,268	1,573	399	—	(46)	34,345
JNL/Invesco Small Cap Growth Fund - Class A	60,504	6,122	61	—	4	68,265
JNL/JPMorgan MidCap Growth Fund - Class A	61,958	9,189	—	—	—	69,716
JNL/Lazard Emerging Markets Fund - Class A	36,619	11,336	1,187	—	(543)	52,354
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	17,039	908	8,576	—	(1,602)	8,262
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	16,065	24,401	—	—	—	42,015
JNL/Oppenheimer Global Growth Fund - Class A	102,877	1,833	8,829	—	4,058	88,229
JNL/PPM America High Yield Bond Fund - Class A	32,719	358	687	—	(76)	35,342
JNL/PPM America Total Return Fund - Class A	24,590	—	6,875	—	(233)	18,899
JNL/Scout Unconstrained Bond Fund - Class A	17,309	8	730	—	(28)	17,336
JNL/T. Rowe Price Established Growth Fund - Class A	288,996	1,510	1,809	—	598	271,496
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	79,815	—	—	—	—	80,932
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,892	145	1,317	—	(33)	34,273
JNL/T. Rowe Price Value Fund - Class A	271,106	—	13,009	—	5,313	263,124
JNL/WCM Focused International Equity Fund	44,715	4,273	—	—	—	50,670
JNL/WMC Value Fund - Class A	146,073	—	9,623	—	2,200	141,806
	$1,825,172	$157,988	$177,878	$7,766	$(4,537)	$1,792,448

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 5.  BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 3, 2016, the Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 3, 2016, the amount available under the facility was $450,000,000.  The Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA. Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, a participating fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement.  The Funds pay an annual fee of 0.15% of the available commitments.  These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other participating funds based on each fund’s net assets as a percentage of the participating funds’ total net assets. Prior to June 3, 2016, the Funds paid an annual fee of 0.10% of the available commitments which was allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating funds’ total net assets.  During the period, the participating funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee.  The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”).  The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

NOTE 6.  INCOME TAX MATTERS

Effective January 1, 2016, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Growth-Income Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund will be treated as partnerships for federal income tax purposes.  These Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes.  The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s expected adoption of a mark to market method of accounting for federal income tax purposes.  Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are each treated as a separate taxpayer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2015, the Funds’ last fiscal year end, the Funds had no net capital loss carryforwards for U.S. federal income tax purposes to offset future net realized capital gains.

At December 31, 2015, the Funds’ last fiscal year end, the Funds did not elect to defer capital losses realized after October 31, 2015 (“Post-October losses”).

As of June 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
JNL/American Funds Global Bond Fund	$520,611	$3,351	$(16,964)	$(13,613)
JNL/American Funds Global Small Capitalization Fund	571,767	2,838	(107,559)	(104,721)
JNL/American Funds International Fund	1,172,632	6,003	(176,578)	(170,575)
JNL/American Funds New World Fund	959,615	2,660	(127,777)	(125,117)

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/American Funds Blue Chip Income and Growth Fund	$48,372	$4,486
JNL/American Funds Global Bond Fund	6,046	4,107
JNL/American Funds Global Small Capitalization Fund	—	9,512
JNL/American Funds Growth-Income Fund	21,424	101,498
JNL/American Funds International Fund	7,842	1,638
JNL/American Funds New World Fund	6,811	70,332
JNL Institutional Alt 20 Fund	41,320	139,411
JNL Institutional Alt 35 Fund	54,466	161,405
JNL Institutional Alt 50 Fund	75,835	179,027
JNL Alt 65 Fund	15,117	36,606
JNL/American Funds Balanced Allocation Fund	12,442	18,208
JNL/American Funds Growth Allocation Fund	9,178	20,523
JNL Disciplined Moderate Fund	32,004	30,592
JNL Disciplined Moderate Growth Fund	42,262	55,940
JNL Disciplined Growth Fund	19,071	31,510
JNL/Franklin Templeton Founding Strategy Fund	24,866	2,454
JNL/Mellon Capital 10 x 10 Fund	8,472	10,363
JNL/Mellon Capital Index 5 Fund	13,967	27,876
JNL/S&P 4 Fund	306,222	243,969

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2012, 2013, 2014 and 2015, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2016.

NOTE 7.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Additional Disclosures

June 30, 2016

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by each Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios*	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios*	Expenses Paid During Period†
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$1,096.70	0.60%	$3.13	$1,000.00	$1,021.89	0.60%	$3.02
Class B	1,000.00	1,098.00	0.40	2.09	1,000.00	1,022.89	0.40	2.01
JNL/American Funds Global Bond Fund
Class A	1,000.00	1,076.80	0.55	2.84	1,000.00	1,022.11	0.55	2.77
Class B	1,000.00	1,078.40	0.35	1.81	1,000.00	1,023.11	0.35	1.76
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	958.70	0.55	2.68	1,000.00	1,022.11	0.55	2.77
Class B	1,000.00	959.80	0.35	1.71	1,000.00	1,023.11	0.35	1.76
JNL/American Funds Growth-Income Fund
Class A	1,000.00	1,029.20	0.67	3.38	1,000.00	1,021.54	0.67	3.37
Class B	1,000.00	1,029.60	0.47	2.37	1,000.00	1,022.53	0.47	2.36
JNL/American Funds International Fund
Class A	1,000.00	985.40	0.65	3.21	1,000.00	1,021.61	0.65	3.27
Class B	1,000.00	987.20	0.45	2.22	1,000.00	1,022.61	0.45	2.26
JNL/American Funds New World Fund
Class A	1,000.00	1,020.50	0.65	3.27	1,000.00	1,021.61	0.65	3.27
Class B	1,000.00	1,021.40	0.45	2.26	1,000.00	1,022.61	0.45	2.26
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,021.30	0.17	0.85	1,000.00	1,024.02	0.17	0.86
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,021.50	0.17	0.85	1,000.00	1,024.02	0.17	0.86
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,018.10	0.16	0.80	1,000.00	1,024.06	0.16	0.81
JNL Alt 65 Fund
Class A	1,000.00	1,016.20	0.20	1.00	1,000.00	1,023.89	0.20	1.01
JNL/American Funds Balanced Allocation Fund
Class A	1,000.00	1,034.20	0.65	3.29	1,000.00	1,021.64	0.65	3.27
JNL/American Funds Growth Allocation Fund
Class A	1,000.00	1,022.20	0.65	3.27	1,000.00	1,021.62	0.65	3.27
JNL Disciplined Moderate Fund
Class A	1,000.00	1,029.60	0.15	0.76	1,000.00	1,024.13	0.15	0.75
JNL Disciplined Moderate Growth Fund
Class A	1,000.00	1,022.60	0.15	0.75	1,000.00	1,024.13	0.15	0.75
JNL Disciplined Growth Fund
Class A	1,000.00	1,019.20	0.17	0.85	1,000.00	1,024.04	0.17	0.86
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,027.20	0.05	0.25	1,000.00	1,024.60	0.05	0.25
JNL/Mellon Capital 10 x 10 Fund
Class A	1,000.00	1,041.40	0.05	0.25	1,000.00	1,024.60	0.05	0.25
JNL/Mellon Capital Index 5 Fund
Class A	1,000.00	1,038.00	0.05	0.25	1,000.00	1,024.60	0.05	0.25
JNL/MMRS Conservative Fund
Class A	1,000.00	1,027.30	0.35	1.76	1,000.00	1,023.11	0.35	1.76
JNL/MMRS Growth Fund
Class A	1,000.00	1,007.10	0.35	1.75	1,000.00	1,023.11	0.35	1.76
JNL/MMRS Moderate Fund
Class A	1,000.00	1,006.00	0.35	1.75	1,000.00	1,023.11	0.35	1.76

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios*	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios*	Expenses Paid During Period†
JNL/S&P 4 Fund
Class A	$1,000.00	$1,026.20	0.05%	$0.25	$1,000.00	$1,024.60	0.05%	$0.25
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,030.90	0.15	0.76	1,000.00	1,024.12	0.15	0.75
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,019.00	0.14	0.70	1,000.00	1,024.18	0.14	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,009.10	0.14	0.70	1,000.00	1,024.18	0.14	0.70
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,000.70	0.14	0.70	1,000.00	1,024.18	0.14	0.70
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	996.50	0.15	0.74	1,000.00	1,024.13	0.15	0.75

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

* The annualized expense ratio does not include expenses of each Fund’s respective Master Fund or Underlying Funds.

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/AB Dynamic Asset Allocation Fund (b)

	Shares/Par †	Value
INVESTMENT COMPANIES - 63.4%
iShares Core MSCI Emerging Markets ETF	24	$1,012
iShares Core S&P 500 ETF	25	5,181
iShares International Developed Real Estate ETF (e)	14	402
iShares MSCI EAFE ETF	60	3,326
SPDR S&P 500 ETF Trust (e)	16	3,453
Vanguard FTSE Developed Markets ETF	143	5,039
Vanguard Global ex-U.S. Real Estate ETF	6	315
Vanguard Mid-Cap ETF	14	1,754
Vanguard REIT ETF	7	647
Vanguard Small-Cap ETF	7	819
Total Investment Companies (cost $22,118)		21,948

SHORT TERM INVESTMENTS - 44.8%
Investment Company - 19.0%
JNL Money Market Fund, 0.26% (a) (h)	6,584	6,584

Securities Lending Collateral - 10.3%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	3,561	3,561

Treasury Securities - 15.5%
U.S. Treasury Bill
0.18%, 07/28/16	$3,350	3,350
0.19%, 08/25/16 (o)	2,000	1,999
		5,349
Total Short Term Investments (cost $15,494)		15,494
Total Investments - 108.2% (cost $37,612)		37,442
Other Assets and Liabilities, Net - (8.2%)		(2,832)
Total Net Assets - 100.0%		$34,610

Portfolio Composition‡:	Percentage of Total Investments
Investment Companies	58.6%
Short Term Investments	41.4
Total Investments	100.0%

‡In general, the Fund uses derivates as direct substitutes for investments in ETFs, developed market indicies, currencies, government bonds, emerging market equities and commodities. Please refer to the Notes to the Schedules of Investments of the Fund’s derivative instruments.

JNL/AQR Managed Futures Strategy Fund (b)

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 94.6%
Investment Companies - 47.5%
JNL Money Market Fund, 0.26% (a) (h)	121,277	$121,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% - IM Class (h)	237,858	237,858
		359,135
Treasury Securities - 47.1%
U.S. Treasury Bill
0.20%, 07/14/16	$3,405	3,405
0.17%, 07/21/16	7,747	7,746
0.18%, 07/28/16	7,364	7,363
0.22%, 08/11/16	108,213	108,186
0.23%, 08/18/16	16,792	16,787
0.37%, 09/29/16	86,582	86,525
0.39%, 10/06/16	64,884	64,838
0.34%, 10/13/16	7,968	7,962
0.29%, 11/03/16	1,014	1,013
0.39%, 11/10/16	2,226	2,224
0.49%, 11/25/16	6,000	5,994
0.48%, 12/01/16	32,378	32,338
0.42%, 12/08/16	1,019	1,018
0.41%, 12/15/16	1,465	1,463
0.41%, 12/22/16	9,593	9,581
		356,443
Total Short Term Investments (cost $715,442)		715,578
Total Investments - 94.6% (cost $715,442)		715,578
Other Assets and Liabilities, Net - 5.4%		40,928
Total Net Assets - 100.0%		$756,506

Portfolio Composition‡:	Percentage of Total Investments
Short Term Investments	100.0%
Total Investments	100.0%

‡In general, the Fund uses derivates as direct substitutes for investments in developed market stock indices, currencies, government bonds and commodities. Please refer to the Notes to Schedules of Investments for the Fund’s derivate investments.

JNL/BlackRock Global Allocation Fund * (b)

	Shares/Par †	Value
COMMON STOCKS - 53.2%
CONSUMER DISCRETIONARY - 6.3%
Comcast Corp. - Class A	251	$16,374
Other Securities		216,530
		232,904
CONSUMER STAPLES - 4.8%
Edgewell Personal Care Co. (c)	115	9,683
Nestle SA	286	22,152
PepsiCo Inc.	121	12,783
Procter & Gamble Co.	204	17,273
SABMiller Plc	362	21,104
Other Securities		95,342
		178,337
ENERGY - 4.0%
Anadarko Petroleum Corp.	362	19,261
Marathon Petroleum Corp.	650	24,681
Other Securities		104,613
		148,555
FINANCIALS - 9.5%
Bank of America Corp. ‡	1,252	16,616
Berkshire Hathaway Inc. - Class A (c)	—	11,717
Berkshire Hathaway Inc. - Class B (c)	88	12,687
Citigroup Inc.	266	11,259
Global Logistic Properties Ltd. (e)	6,225	8,404
Goldman Sachs Group Inc.	41	6,049
HSBC Holdings Plc	2,447	15,159
JPMorgan Chase & Co.	331	20,596
Wells Fargo & Co.	408	19,334
Other Securities		228,704
		350,525
HEALTH CARE - 7.5%
Aetna Inc.	101	12,354
Anthem Inc.	45	5,943
Johnson & Johnson ‡	146	17,755
McKesson Corp.	70	13,122
Pfizer Inc.	462	16,260
Teva Pharmaceutical Industries Ltd. - ADR	224	11,245

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		200,499
		277,178
INDUSTRIALS - 7.0%
General Electric Co. ‡	736	23,174
Other Securities		237,920
		261,094
INFORMATION TECHNOLOGY - 7.6%
Alibaba Group Holding Ltd. - ADR (c) (e)	126	10,028
Alphabet Inc. - Class A (c)	13	8,863
Alphabet Inc. - Class C (c)	49	33,969
Apple Inc. (o) ‡	539	51,558
Facebook Inc. - Class A (c)	166	18,931
Microsoft Corp.	267	13,643
Oracle Corp.	294	12,027
QUALCOMM Inc. ‡	200	10,698
Other Securities		120,171
		279,888
MATERIALS - 2.6%
Akzo Nobel NV	206	12,823
Other Securities		84,575
		97,398
TELECOMMUNICATION SERVICES - 2.0%
Vodafone Group Plc	1,928	5,880
Vodafone Group Plc - ADR	208	6,437
Other Securities		63,097
		75,414
UTILITIES - 1.9%
Other Securities		69,208
Total Common Stocks (cost $1,985,015)		1,970,501

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Citigroup Capital XIII, 7.01%, (callable at 25 beginning 08/26/16)	124	3,246
Other Securities		4,235
Total Trust Preferreds (cost $7,605)		7,481

PREFERRED STOCKS - 2.8%
CONSUMER DISCRETIONARY - 0.1%
Other Securities		4,039

FINANCIALS - 0.7%
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 08/17/16) (e) (m)	70	1,863
Wells Fargo & Co. - Series L, 6.38% (m) (v)	1	1,710
Other Securities		23,703
		27,276
HEALTH CARE - 0.8%
Anthem Inc., 5.25%, 05/11/18 (e)	172	7,697
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	14	11,513
Other Securities		8,829
		28,039
INDUSTRIALS - 0.1%
Other Securities		2,558

INFORMATION TECHNOLOGY - 1.1%
Uber Technologies Inc. (c) (f) (p) (q)	303	14,784
Other Securities		25,791
		40,575
TELECOMMUNICATION SERVICES - 0.0%
Other Securities		104

UTILITIES - 0.0%
Other Securities		1,789
Total Preferred Stocks (cost $99,605)		104,380

WARRANTS - 0.0%
Other Securities		139
Total Warrants (cost $0)		139

PURCHASED OPTIONS - 0.5%
Other Securities		19,005
Total Purchased Options (cost $29,430)		19,005

INVESTMENT COMPANIES - 3.4%
iShares Gold Trust Fund (a) (c)	741	9,450
iShares iBoxx $ High Yield Corporate Bond ETF (a) (e)	44	3,737
SPDR Gold Trust ETF (c) ‡	844	106,761
Other Securities		5,629
Total Investment Companies (cost $122,937)		125,577

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities		2,548
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,177)		2,548

CORPORATE BONDS AND NOTES - 7.5%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		7,635

CONSUMER STAPLES - 0.1%
Edgewell Personal Care Co.
4.70%, 05/19/21	1,761	1,824
4.70%, 05/24/22	1,609	1,653
Other Securities		1,513
		4,990
ENERGY - 0.7%
Other Securities		24,424

FINANCIALS - 3.5%
Bank of America Corp.
2.00%, 01/11/18	1,841	1,854
2.60%, 01/15/19	1,795	1,837
Berkshire Hathaway Inc., 2.75%, 03/15/23	2,532	2,617
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	3,849	3,695
5.95% (callable at 100 beginning 01/30/23) (m)	1,330	1,314
1.80%, 02/05/18	5,183	5,206
General Electric Capital Corp.
5.55%, 05/04/20	404	465
6.37%, 11/15/67 (e) (i)	2,079	2,123
Global Logistic Properties Ltd., 3.88%, 06/04/25 (r)	5,241	5,359
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	3,295	3,258
5.70% (callable at 100 beginning 05/10/19) (e) (m)	3,164	3,158
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (e) (m) (v)	5,700	5,386

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,636	3,536
6.10% (callable at 100 beginning 10/01/24) (m)	7,236	7,462
4.35%, 08/15/21	1,536	1,690
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,784	1,948
Other Securities		77,898
		128,806
HEALTH CARE - 0.6%
Other Securities		23,502

INDUSTRIALS - 0.2%
Other Securities		7,600

INFORMATION TECHNOLOGY - 1.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	3,091	3,161
3.60%, 11/28/24	901	920
Oracle Corp., 1.90%, 09/15/21	10,265	10,305
QUALCOMM Inc., 3.00%, 05/20/22	4,590	4,844
Other Securities		18,223
		37,453
MATERIALS - 0.4%
Other Securities		13,187

TELECOMMUNICATION SERVICES - 0.8%
Other Securities		28,353
Total Corporate Bonds and Notes (cost $292,019)		275,950

VARIABLE RATE SENIOR LOAN INTERESTS - 0.8% (i)
CONSUMER DISCRETIONARY - 0.3%
Other Securities		11,359

ENERGY - 0.1%
Other Securities		5,445

FINANCIALS - 0.2%
Other Securities		6,750

INDUSTRIALS - 0.0%
Other Securities		1,533

MATERIALS - 0.1%
Other Securities		2,588

UTILITIES - 0.1%
Other Securities		2,656
Total Variable Rate Senior Loan Interests (cost $37,484)		30,331

GOVERNMENT AND AGENCY OBLIGATIONS - 22.7%
GOVERNMENT SECURITIES - 22.1%
Sovereign - 10.0%
Argentina Republic Government International Bond
6.88%, 04/22/21 (r)	7,016	7,490
7.50%, 04/22/26 (e) (r)	3,976	4,298
7.13%, 07/06/36 (r)	4,306	4,306
7.63%, 04/22/46 (e) (r)	1,832	1,981
Australia Government Bond
5.75%, 05/15/21, AUD	19,815	17,600
5.75%, 07/15/22, AUD	35,391	32,417
Brazil Government International Bond, 4.88%, 01/22/21	2,305	2,428
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	31,631	9,182
Brazilian Government International Bond, 2.88%, 04/01/21, EUR	1,261	1,387
Bundesobligation, 0.00%, 04/09/21 (j), EUR	21,377	24,371
Canada Government Bond
0.25%, 05/01/18, CAD	16,697	12,861
0.75%, 03/01/21, CAD	10,412	8,124
France Government Bond, 0.50%, 05/25/26 (p), EUR	19,349	22,100
Hungary Government Bond, 5.50%, 06/24/25, HUF	3,489,800	14,572
Hungary Government International Bond
6.25%, 01/29/20	2,111	2,341
6.38%, 03/29/21	14,490	16,495
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25, EUR	19,218	21,929
Japan Government Bond
0.10%, 03/15/17, JPY	705,750	6,853
0.10%, 03/15/18, JPY	2,056,950	20,056
Mexico Bonos, 6.50%, 06/10/21, MXN	600,894	34,347
New Zealand Government Bond, 6.00%, 05/15/21, NZD	18,884	15,936
Poland Government Bond
5.25%, 10/25/20, PLN	20,839	5,980
5.75%, 10/25/21, PLN	17,632	5,251
3.25%, 07/25/25, PLN	24,174	6,336
2.50%, 07/25/26, PLN	10,541	2,578
United Kingdom Gilt Treasury Bond
1.50%, 01/22/21, GBP	17,445	24,382
2.00%, 09/07/25, GBP	791	1,153
3.50%, 01/22/45 (p), GBP	3,006	5,571
Other Securities		36,464
		368,789
Treasury Inflation Index Securities - 4.7%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 (s), BRL	2,067	1,872
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (n)	26,227	26,879
0.38%, 07/15/25 (n)	23,744	24,456
0.63%, 01/15/26 (n) (o)	110,479	116,364
1.00%, 02/15/46 (n) (o)	5,291	5,716
		175,287
U.S. Treasury Securities - 7.4%
U.S. Treasury Note
0.88%, 01/31/17	10,651	10,678
1.25%, 03/31/21	38,685	39,142
1.38%, 04/30/21 (o)	187,221	190,483
1.75%, 03/31/22	15,491	16,010
2.00%, 08/15/25 (o)	8,642	9,038
1.63%, 02/15/26 (o)	7,726	7,817
		273,168
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 3.00%, 07/15/46, TBA (g)	21,219	22,020
Total Government and Agency Obligations (cost $827,412)		839,264

SHORT TERM INVESTMENTS - 13.9%
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	103,603	103,603

Treasury Securities - 11.1%
Japan Treasury Bill
0.00%, 07/19/16, JPY	4,270,000	41,354
0.00%, 08/22/16, JPY	4,300,000	41,655
0.00%, 09/05/16, JPY	4,370,000	42,337
0.00%, 09/12/16, JPY	2,060,000	19,959
0.00%, 10/03/16, JPY	4,300,000	41,674

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
U.S. Treasury Bill
0.20%, 07/14/16	$46,662	46,658
0.17%, 07/21/16	21,849	21,846
0.18%, 07/28/16	15,000	14,998
0.19%, 08/04/16	53,000	52,990
0.22%, 08/11/16	26,240	26,233
0.23%, 08/18/16	30,480	30,471
0.19%, 08/25/16	12,000	11,996
0.23%, 09/22/16	18,480	18,470
		410,641
Total Short Term Investments (cost $506,429)		514,244
Total Investments - 105.1% (cost $3,911,113)		3,889,420
Total Securities Sold Short - (0.3%) (proceeds $11,881)		(11,571)
Other Assets and Liabilities, Net - (4.8%)		(176,706)
Total Net Assets - 100.0%		$3,701,143

SECURITIES SOLD SHORT - 0.3%
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Gentex Corp.	117	$1,808

CONSUMER STAPLES - 0.1%
Church & Dwight Co. Inc.	26	2,700

MATERIALS - 0.2%
Alcoa Inc.	189	1,751
Ecolab Inc.	29	3,412
LafargeHolcim Ltd.	45	1,900
		7,063
Total Securities Sold Short - 0.3% (proceeds $11,881)		$11,571

Portfolio Composition:	Percentage of Net Investments
Government Securities	21.5%
Financials	13.7
Information Technology	9.4
Health Care	8.7
Industrials	7.2
Consumer Discretionary	6.8
Consumer Staples	4.8
Energy	4.7
Materials	3.0
Telecommunication Services	2.7
Utilities	1.9
U.S. Government Agency MBS	0.6
Purchased Options	0.5
Non-U.S. Government Agency ABS	0.1
Investment Companies	3.3
Short Term Investments	11.1
Net Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 20.0%
Amazon.com Inc. (c)	236	$169,193
Chipotle Mexican Grill Inc. - Class A (c) (e)	75	30,221
Domino’s Pizza Inc.	159	20,922
Home Depot Inc.	418	53,345
Liberty Global Plc - Class A (c)	147	4,757
Liberty Global Plc - Class A (c) (e)	812	23,597
Netflix Inc. (c)	603	55,204
Nike Inc. - Class B	879	48,533
Priceline Group Inc. (c)	44	54,981
Starbucks Corp.	255	14,555
TripAdvisor Inc. (c)	405	26,061
		501,369
CONSUMER STAPLES - 10.5%
Anheuser-Busch InBev NV - ADR	649	85,488
Constellation Brands Inc. - Class A	467	77,209
Costco Wholesale Corp.	347	54,483
Mead Johnson Nutrition Co.	153	13,926
Walgreens Boots Alliance Inc.	379	31,551
		262,657
ENERGY - 2.2%
Concho Resources Inc. (c)	270	32,258
EOG Resources Inc.	271	22,629
		54,887
FINANCIALS - 4.4%
Berkshire Hathaway Inc. - Class B (c)	508	73,614
Crown Castle International Corp.	353	35,768
		109,382
HEALTH CARE - 15.8%
Alexion Pharmaceuticals Inc. (c)	61	7,068
Allergan Plc (c)	154	35,640
Becton Dickinson & Co.	241	40,790
Boston Scientific Corp. (c)	1,577	36,845
Celgene Corp. (c)	222	21,899
Humana Inc.	115	20,683
Illumina Inc. (c)	367	51,589
Intuitive Surgical Inc. (c)	39	25,713
Regeneron Pharmaceuticals Inc. (c)	99	34,642
UnitedHealth Group Inc.	673	95,031
Vertex Pharmaceuticals Inc. (c)	310	26,684
		396,584
INDUSTRIALS - 4.7%
Acuity Brands Inc.	119	29,467
Honeywell International Inc.	190	22,065
Norfolk Southern Corp.	452	38,512
TransDigm Group Inc. (c)	107	28,268
		118,312
INFORMATION TECHNOLOGY - 35.1%
Activision Blizzard Inc.	1,563	61,937
Alphabet Inc. - Class A (c)	266	187,161
Apple Inc.	347	33,196
Applied Materials Inc.	515	12,333
Facebook Inc. - Class A (c)	1,291	147,527
Fiserv Inc. (c)	195	21,211
FleetCor Technologies Inc. (c)	387	55,370
Global Payments Inc.	550	39,236
Microsoft Corp.	1,446	73,966
Salesforce.com Inc. (c)	756	60,031
Tencent Holdings Ltd.	3,066	70,338
Visa Inc. - Class A (e)	1,553	115,151
		877,457
MATERIALS - 2.9%
Ecolab Inc.	220	26,110
Sherwin-Williams Co.	159	46,707
		72,817
TELECOMMUNICATION SERVICES - 1.4%
SBA Communications Corp. (c)	332	35,829
Total Common Stocks (cost $2,223,771)		2,429,294

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PREFERRED STOCKS - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Palantir Technologies Inc. (c) (f) (p) (q)	1,246	8,960
Total Preferred Stocks (cost $7,639)		8,960

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 4.3%
JNL Money Market Fund, 0.26% (a) (h)	107,549	107,549

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	6,514	6,514
Total Short Term Investments (cost $114,063)		114,063
Total Investments - 101.9% (cost $2,345,473)		2,552,317
Other Assets and Liabilities, Net - (1.9%)		(48,422)
Total Net Assets - 100.0%		$2,503,895

Portfolio Composition:	Percentage of Total Investments
Information Technology	34.7%
Consumer Discretionary	19.6
Health Care	15.5
Consumer Staples	10.3
Industrials	4.6
Financials	4.3
Materials	2.9
Energy	2.2
Telecommunication Services	1.4
Short Term Investments	4.5
Total Investments	100.0%

JNL/BlackRock Natural Resources Fund

	Shares/Par †	Value
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 0.5%
Murphy USA Inc. (c)	64	$4,730

ENERGY - 85.7%
Anadarko Petroleum Corp.	492	26,198
Antero Resources Corp. (c)	58	1,510
Apache Corp.	300	16,699
Baker Hughes Inc.	260	11,717
Cabot Oil & Gas Corp.	933	24,007
Canadian Natural Resources Ltd.	695	21,438
Carrizo Oil & Gas Inc. (c) (e)	262	9,390
Cenovus Energy Inc.	382	5,279
Chevron Corp.	357	37,378
Cimarex Energy Co.	155	18,490
CNOOC Ltd. - ADR	35	4,414
Concho Resources Inc. (c)	69	8,254
ConocoPhillips Co.	200	8,703
CONSOL Energy Inc. (e)	164	2,642
Crew Energy Inc. (c)	632	2,842
Devon Energy Corp.	713	25,843
Diamondback Energy Inc. (c)	49	4,437
Dril-Quip Inc. (c)	141	8,236
EnCana Corp.	307	2,390
EOG Resources Inc.	796	66,394
EQT Corp.	297	22,969
Exxon Mobil Corp.	596	55,826
FMC Technologies Inc. (c)	456	12,164
Halliburton Co.	660	29,912
Helmerich & Payne Inc. (e)	156	10,449
Hess Corp.	369	22,151
Husky Energy Inc.	218	2,661
Kosmos Energy Ltd. (c) (e)	356	1,937
Marathon Oil Corp.	594	8,912
Marathon Petroleum Corp.	478	18,131
Murphy Oil Corp. (e)	138	4,386
National Oilwell Varco Inc.	144	4,840
Newfield Exploration Co. (c)	217	9,577
Noble Energy Inc.	463	16,608
Occidental Petroleum Corp.	449	33,919
Patterson-UTI Energy Inc.	315	6,724
Phillips 66	148	11,759
Pioneer Natural Resources Co.	204	30,922
PrairieSky Royalty Ltd. (e)	14	264
Range Resources Corp. (e)	398	17,156
Rowan Cos. Plc - Class A (e)	188	3,328
Schlumberger Ltd.	612	48,426
Southwestern Energy Co. (c) (e)	122	1,537
Suncor Energy Inc. (e)	1,174	32,575
Superior Energy Services Inc.	21	379
Surge Energy Inc. (e)	618	1,219
Total SA - ADR	415	19,964
Uranium Energy Corp. (c) (p) (q)	366	321
VAALCO Energy Inc. (c)	394	418
Valero Energy Corp.	317	16,142
Weatherford International Plc (c)	252	1,398
Whiting Petroleum Corp. (c) (e)	318	2,946
Williams Cos. Inc.	111	2,406
		758,587
MATERIALS - 8.4%
Agnico-Eagle Mines Ltd.	38	2,050
Barrick Gold Corp.	15	326
BHP Billiton Ltd.	339	4,719
E. I. du Pont de Nemours & Co.	148	9,601
Eldorado Gold Corp.	1,115	5,014
Franco-Nevada Corp. (e)	188	14,328
Goldcorp Inc.	494	9,454
HudBay Minerals Inc.	400	1,909
Newcrest Mining Ltd. (c)	389	6,742
Newmont Mining Corp.	94	3,682
Praxair Inc.	49	5,463
Randgold Resources Ltd. - ADR	4	459
Southern Copper Corp. (e)	380	10,248
		73,995
Total Common Stocks (cost $893,513)		837,312

SHORT TERM INVESTMENTS - 9.2%
Investment Company - 5.3%
JNL Money Market Fund, 0.26% (a) (h)	46,600	46,600

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	34,755	34,755
Total Short Term Investments (cost $81,355)		81,355
Total Investments - 103.8% (cost $974,868)		918,667
Other Assets and Liabilities, Net - (3.8%)		(33,830)
Total Net Assets - 100.0%		$884,837

Portfolio Composition:	Percentage of Total Investments
Energy	82.6%
Materials	8.0
Consumer Discretionary	0.5
Short Term Investments	8.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Boston Partners Global Long Short Equity Fund *

	Shares/Par †	Value
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 10.7%
Brunswick Corp. (o)	162	$7,343
Comcast Corp. - Class A (o)	203	13,205
International Speedway Corp. - Class A (o)	166	5,541
Pulte Homes Inc. (o)	336	6,548
Videocon d2h Ltd. - ADR (c) (o) (q)	750	6,360
Other Securities		37,493
		76,490
CONSUMER STAPLES - 8.8%
Cocokara Fine Inc.	158	8,194
CVS Health Corp. (o)	90	8,658
Imperial Brands Plc	260	14,109
Koninklijke Ahold NV	494	10,919
WH Group Ltd.	9,230	7,310
Other Securities		13,486
		62,676
ENERGY - 9.6%
Anadarko Petroleum Corp. ‡	116	6,165
Boardwalk Pipeline Partners, LP	347	6,051
Diamondback Energy Inc. (c) ‡	88	8,028
EQT Corp. (o)	122	9,428
Parsley Energy Inc. - Class A (c) (o)	304	8,233
Other Securities		30,330
		68,235
FINANCIALS - 12.6%
Aurelius SE and Co. KGAA	156	9,195
Berkshire Hathaway Inc. (c) (o)	143	20,688
Chubb Ltd. (o)	81	10,594
Fifth Third Bancorp (o)	330	5,814
Loews Corp. (o)	244	10,040
SunTrust Banks Inc. (o)	131	5,398
Wells Fargo & Co. (o)	122	5,767
Other Securities		22,423
		89,919
HEALTH CARE - 13.4%
Amgen Inc. (o)	49	7,517
Johnson & Johnson (o)	127	15,402
Laboratory Corp. of America Holdings (c) (o)	95	12,366
McKesson Corp. (o)	31	5,777
Medtronic Plc (o)	95	8,200
Merck & Co. Inc. (o)	219	12,640
Merck KGaA	122	12,401
Pfizer Inc. (o)	285	10,026
Roche Holding AG	29	7,735
Other Securities		3,784
		95,848
INDUSTRIALS - 14.5%
BAE Systems Plc	1,097	7,681
Honeywell International Inc. (o)	61	7,125
Ingersoll-Rand Plc (o)	93	5,899
Raytheon Co. (o) ‡	92	12,454
Safran SA	95	6,389
Siemens AG	93	9,496
United Parcel Service Inc. - Class B (o) ‡	75	8,051
Vinci SA	87	6,131
Other Securities		40,400
		103,626
INFORMATION TECHNOLOGY - 15.1%
Alphabet Inc. - Class C (c) (o)	26	17,995
Amano Corp.	491	8,547
Cap Gemini SA	97	8,410
Hewlett Packard Enterprise Co. (e) (o)	787	14,384
Samsung Electronics Co. Ltd.	8	9,508
SK Hynix Inc.	185	5,271
Other Securities		43,888
		108,003
MATERIALS - 8.4%
Berry Plastics Group Inc. (c) (o)	346	13,432
CRH Plc	360	10,544
Lintec Corp.	281	5,506
WestRock Co.	164	6,382
Other Securities		23,908
		59,772
TELECOMMUNICATION SERVICES - 1.4%
Vodafone Group Plc	1,969	6,003
Other Securities		3,766
		9,769
UTILITIES - 0.5%
Other Securities		3,335
Total Common Stocks (cost $639,548)		677,673

PREFERRED STOCKS - 1.1%
INFORMATION TECHNOLOGY - 1.1%
Samsung Electronics Co. Ltd.	8	7,809
Total Preferred Stocks (cost $7,491)		7,809

WARRANTS - 0.0%
Other Securities		9
Total Warrants (cost $28)		9

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 4.5%
JNL Money Market Fund, 0.26% (a) (h)	31,922	31,922

Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	3,956	3,956
Total Short Term Investments (cost $35,878)		35,878
Total Investments - 101.2% (cost $682,945)		721,369
Total Securities Sold Short - (41.9%) (proceeds $289,428)		(299,064)
Other Assets and Liabilities, Net - 40.7%		290,766
Total Net Assets - 100.0%		$713,071

SECURITIES SOLD SHORT - 41.9%
COMMON STOCKS - 41.9%
CONSUMER DISCRETIONARY - 10.5%
Asics Corp.	98	$1,656
AutoZone Inc.	3	2,231
Axel Springer SE	45	2,361
Buffalo Wild Wings Inc.	22	3,007
Casio Computer Co. Ltd.	163	2,350
Cheesecake Factory Inc.	43	2,068
Chipotle Mexican Grill Inc. - Class A	6	2,534
Cie Financiere Richemont SA	68	3,970
Dollar Tree Inc.	27	2,541
Dorman Products Inc.	33	1,860
Ferrari NV	42	1,726

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
G-III Apparel Group Ltd.	56	2,577
HSN Inc.	66	3,231
Kering SA	16	2,499
Lululemon Athletica Inc.	23	1,720
Luxottica Group SpA	60	2,902
Monro Muffler Brake Inc.	35	2,213
Netflix Inc.	50	4,554
Nike Inc. - Class B	47	2,595
Nordstrom Inc.	56	2,113
Norwegian Cruise Line Holdings Ltd.	45	1,802
Ocado Group Plc	655	2,020
Sanrio Co. Ltd.	55	979
Shenzhou International Group Holdings Ltd.	674	3,259
Shimano Inc.	30	4,572
Societe Television Francaise 1	61	641
Tesla Motors Inc.	18	3,915
Under Armour Inc. - Class A	68	2,718
VF Corp.	30	1,824
Zalando SE	95	2,518
		74,956
CONSUMER STAPLES - 3.0%
Blackmores Ltd.	5	507
Colgate-Palmolive Co.	35	2,528
Kose Corp.	37	3,144
Kroger Co.	65	2,398
Monster Beverage Corp.	17	2,804
Pernod-Ricard SA	23	2,493
Tootsie Roll Industries Inc.	77	2,981
Tsingtao Brewery Co. Ltd. - Class H	670	2,329
Unicharm Corp.	117	2,635
		21,819
ENERGY - 2.7%
Cabot Oil & Gas Corp.	76	1,951
Continental Resources Inc.	69	3,130
Hess Corp.	24	1,432
Kinder Morgan Inc.	151	2,827
Matador Resources Co.	120	2,379
National Oilwell Varco Inc.	82	2,763
Neste Oil Oyj	64	2,279
Southwestern Energy Co.	189	2,381
		19,142
FINANCIALS - 4.9%
Arch Capital Group Ltd.	35	2,549
Bank of East Asia Ltd.	798	3,087
BlackRock Inc.	8	2,823
Cullen/Frost Bankers Inc.	57	3,642
DBS Group Holdings Ltd.	5	62
Eaton Vance Corp.	109	3,836
FactSet Research Systems Inc.	21	3,352
Mercury General Corp.	80	4,260
Texas Capital Bancshares Inc.	60	2,820
UMB Financial Corp.	65	3,444
Westamerica Bancorp	57	2,784
WisdomTree Investments Inc.	216	2,119
		34,778
HEALTH CARE - 4.8%
AmerisourceBergen Corp.	35	2,739
Cie Generale d’Optique Essilor International SA	19	2,539
GW Pharmaceuticals Plc - ADR	19	1,779
Hill-Rom Holdings Inc.	42	2,135
Idexx Laboratories Inc.	40	3,754
Insulet Corp.	81	2,444
Kite Pharma Inc.	30	1,488
Korian SA	67	2,174
MiMedx Group Inc.	299	2,384
Regeneron Pharmaceuticals Inc.	7	2,554
ResMed Inc.	36	2,296
Seattle Genetics Inc.	66	2,654
Takeda Pharmaceutical Co. Ltd.	51	2,191
West Pharmaceutical Services Inc.	42	3,171
		34,302
INDUSTRIALS - 6.3%
Advisory Board Co.	65	2,303
Airbus Group NV	53	3,033
Cathay Pacific Airways Ltd.	1,524	2,236
CNH Industrial NV	183	1,312
GEA Group AG	62	2,925
Heartland Express Inc.	185	3,214
Hexagon AB - Class B	65	2,375
Marubeni Corp.	620	2,799
Nidec Corp.	47	3,593
Old Dominion Freight Line Inc.	75	4,517
Rockwell Automation Inc.	22	2,532
Rolls-Royce Holdings Plc	269	2,571
Rotork Plc	286	827
Seek Ltd.	156	1,788
TOTO Ltd.	72	2,857
TransDigm Group Inc.	10	2,508
Wabtec Corp.	46	3,258
		44,648
INFORMATION TECHNOLOGY - 5.7%
ACI Worldwide Inc.	142	2,768
ASM Pacific Technology Ltd.	276	1,985
Automatic Data Processing Inc.	48	4,380
Blackbaud Inc.	44	2,971
Cognex Corp.	62	2,678
Finisar Corp.	80	1,402
Gemalto NV	53	3,219
Guidewire Software Inc.	50	3,068
Ingenico	28	3,279
j2 Global Inc.	25	1,558
National Instruments Corp.	108	2,955
NetSuite Inc.	33	2,400
Palo Alto Networks Inc.	26	3,190
Skyworks Solutions Inc.	38	2,423
Workday Inc. - Class A	35	2,609
		40,885
MATERIALS - 4.0%
Air Liquide	13	1,328
Air Products & Chemicals Inc.	20	2,886
AptarGroup Inc.	37	2,912
Axalta Coating Systems Ltd.	90	2,398
Ball Corp.	45	3,218
Ecolab Inc.	29	3,458
Goldcorp Inc.	57	1,087
NewMarket Corp.	10	4,086
Smurfit Kappa Group Plc	127	2,788
Stora Enso Oyj - Class R	397	3,193
Teck Resources Ltd.	90	1,180
		28,534
Total Securities Sold Short - 41.9% (proceeds $289,428)		$299,064

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	16.0%
Industrials	14.4
Health Care	13.3
Financials	12.5
Consumer Discretionary	10.6
Energy	9.4
Consumer Staples	8.7
Materials	8.3
Telecommunication Services	1.3
Utilities	0.5
Short Term Investments	5.0
Total Long Investments	100.0%

See accompanying Notes to Financial Statements.

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Consumer Discretionary	25.1%
Industrials	14.9
Information Technology	13.7
Financials	11.6
Health Care	11.5
Materials	9.5
Consumer Staples	7.3
Energy	6.4
Total Short Investments	100.0%

JNL/Brookfield Global Infrastructure and MLP Fund

	Shares/Par †	Value
COMMON STOCKS - 98.2%
AUSTRALIA - 4.1%
APA Group	558	$3,881
Macquarie Atlas Roads Group	1,016	3,964
Origin Energy Ltd.	987	4,310
Transurban Group	2,598	23,398
		35,553
CANADA - 10.8%
Enbridge Inc.	478	20,255
Hydro One Ltd. (e)	86	1,724
Inter Pipeline Ltd.	280	5,943
Pembina Pipeline Corp. (e)	603	18,319
TransCanada Corp. (e)	930	42,091
Veresen Inc. (e)	645	5,469
		93,801
CHINA - 2.5%
Beijing Capital International Airport Co. Ltd. - Class H	2,085	2,271
Beijing Enterprises Holdings Ltd.	792	4,490
China Gas Holdings Ltd. (e)	2,734	4,185
China Merchants Holdings International Co. Ltd.	1,464	3,918
ENN Energy Holdings Ltd.	1,430	7,082
		21,946
FRANCE - 1.9%
Eutelsat Communications Group SA	220	4,153
Groupe Eurotunnel SE	1,138	12,021
		16,174
HONG KONG - 1.1%
Hong Kong & China Gas Co. Ltd. (e)	5,034	9,198

ITALY - 3.8%
Atlantia SpA	533	13,327
Snam Rete Gas SpA	3,281	19,615
		32,942
JAPAN - 1.4%
East Japan Railway Co.	69	6,357
Japan Airport Terminal Co. Ltd. (e)	165	5,983
		12,340
LUXEMBOURG - 0.7%
SES SA - FDR	286	6,129

MEXICO - 0.7%
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	1,091	6,503

NETHERLANDS - 1.0%
Koninklijke Vopak NV	168	8,359

NEW ZEALAND - 0.5%
Auckland International Airport Ltd.	1,029	4,787

SINGAPORE - 0.2%
Hutchison Port Holdings Trust	4,049	1,853

SPAIN - 3.8%
Aena SA	81	10,739
Cellnex Telecom SAU	354	5,561
Ferrovial SA	454	8,879
Red Electrica Corp. SA	90	8,051
		33,230
SWITZERLAND - 1.8%
Flughafen Zuerich AG (q)	87	15,407

UNITED KINGDOM - 8.2%
National Grid Plc	2,968	43,653
Pennon Group Plc (q)	1,210	15,297
United Utilities Group Plc	867	12,017
		70,967
UNITED STATES OF AMERICA - 55.7%
Ameren Corp.	276	14,772
American Tower Corp.	499	56,675
American Water Works Co. Inc.	308	26,038
Boardwalk Pipeline Partners, LP	502	8,758
CenterPoint Energy Inc.	277	6,636
Crown Castle International Corp.	249	25,255
Edison International	231	17,918
Enbridge Energy Partners LP	151	3,496
Energy Transfer Equity LP	444	6,382
Energy Transfer Partners LP	545	20,760
Enterprise Products Partners LP	1,552	45,414
EQT Midstream Partners LP	108	8,697
Eversource Energy	241	14,442
Kinder Morgan Inc.	1,924	36,017
MPLX LP	250	8,417
NiSource Inc.	677	17,943
ONE Gas Inc.	66	4,404
PG&E Corp.	736	47,064
Rice Midstream Partners LP (q)	628	12,831
SBA Communications Corp. (c)	218	23,542
SemGroup Corp. - Class A	98	3,203
Sempra Energy	75	8,518
Southwest Gas Corp.	149	11,715
Spire Inc.	63	4,477
Sunoco Logistics Partners LP	277	7,964
Targa Resources Corp.	313	13,204
Western Gas Partners LP	95	4,793
Williams Cos. Inc.	886	19,161
Williams Partners LP	163	5,638
		484,134
Total Common Stocks (cost $774,026)		853,323

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.1%
Investment Company - 1.1%
JNL Money Market Fund, 0.26% (a) (h)	9,869	9,869

Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	43,017	43,017
Total Short Term Investments (cost $52,886)		52,886
Total Investments - 104.3% (cost $826,912)		906,209
Other Assets and Liabilities, Net - (4.3%)		(37,248)
Total Net Assets - 100.0%		$868,961

Portfolio Composition:	Percentage of Total Investments
Energy	33.2%
Utilities	33.0
Industrials	14.6
Financials	9.1
Telecommunication Services	3.2
Consumer Discretionary	1.1
Short Term Investments	5.8
Total Investments	100.0%

JNL/Capital Guardian Global Balanced Fund *

	Shares/Par †	Value
COMMON STOCKS - 61.2%
CONSUMER DISCRETIONARY - 10.3%
Daimler AG	43	$2,590
Great Wall Motor Co. Ltd.	4,241	3,545
Hyundai Motor Co.	19	2,276
Norwegian Cruise Line Holdings Ltd. (c)	67	2,669
Other Securities		36,590
		47,670
CONSUMER STAPLES - 5.8%
Coca-Cola Co.	60	2,706
Japan Tobacco Inc. (e)	64	2,563
Nestle SA	35	2,716
Philip Morris International Inc.	39	3,988
Procter & Gamble Co.	38	3,201
Other Securities		11,462
		26,636
ENERGY - 2.8%
Chevron Corp.	24	2,479
Noble Energy Inc.	70	2,522
Schlumberger Ltd.	34	2,693
Other Securities		5,115
		12,809
FINANCIALS - 11.0%
Banco Bradesco SA - ADR (e)	339	2,650
CME Group Inc.	37	3,565
Fairfax Financial Holdings Ltd.	9	4,686
Goldman Sachs Group Inc.	12	1,723
Partners Group Holding AG	7	2,889
PICC Property & Casualty Co. Ltd. - Class H	2,409	3,799
Other Securities		31,610
		50,922
HEALTH CARE - 3.8%
AstraZeneca Plc	51	3,037
Roche Holding AG	11	3,024
Other Securities		11,274
		17,335
INDUSTRIALS - 6.7%
General Electric Co.	72	2,270
Seek Ltd. (e)	331	3,794
Other Securities		24,767
		30,831
INFORMATION TECHNOLOGY - 8.7%
Apple Inc.	33	3,141
ASML Holding NV	59	5,833
ASML Holding NV - ADR	2	208
Microsoft Corp.	105	5,347
Murata Manufacturing Co. Ltd.	22	2,422
Taiwan Semiconductor Manufacturing Co. Ltd.	1,242	6,259
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13	338
Other Securities		16,613
		40,161
MATERIALS - 5.1%
LafargeHolcim Ltd.	77	3,239
Rio Tinto Plc	76	2,346
Vale SA - Preferred ADR (e)	989	3,967
Other Securities		14,209
		23,761
TELECOMMUNICATION SERVICES - 5.2%
America Movil SAB de CV - ADR - Class L	305	3,740
Bharti Airtel Ltd.	542	2,955
NTT DoCoMo Inc.	100	2,708
Verizon Communications Inc.	97	5,439
Other Securities		8,982
		23,824
UTILITIES - 1.8%
AES Corp.	238	2,973
Energias de Portugal SA	787	2,408
Other Securities		2,952
		8,333
Total Common Stocks (cost $275,110)		282,282

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Hyundai Motor Co.	5	384
Other Securities		49
		433
ENERGY - 0.3%
Other Securities		1,262

FINANCIALS - 0.2%
Other Securities		1,146

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—

MATERIALS - 0.4%
Vale SA, Class A	476	1,920
Total Preferred Stocks (cost $7,045)		4,761

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
GS Mortgage Securities Trust REMIC, 5.99%, 08/10/45 (i)	$20	21

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		3,542
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,600)		3,563

CORPORATE BONDS AND NOTES - 7.3%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		1,329

CONSUMER STAPLES - 0.2%
Philip Morris International Inc., 4.25%, 11/10/44	50	55
Other Securities		911
		966
ENERGY - 0.7%
Other Securities		3,198

FINANCIALS - 3.9%
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	100	132
Goldman Sachs Group Inc.
2.00%, 04/25/19	50	51
2.88%, 02/25/21	231	237
2.63%, 04/25/21	50	51
5.25%, 07/27/21	200	226
3.50%, 01/23/25	280	288
3.75%, 02/25/26	65	68
4.75%, 10/21/45	140	154
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	23,536	3,529
2.50%, 10/01/47, DKK	1,720	259
Other Securities		13,035
		18,030
HEALTH CARE - 1.2%
Other Securities		5,294

INDUSTRIALS - 0.1%
Other Securities		634

INFORMATION TECHNOLOGY - 0.0%
Other Securities		139

MATERIALS - 0.1%
Other Securities		406

TELECOMMUNICATION SERVICES - 0.3%
Verizon Communications Inc.
4.27%, 01/15/36	88	90
4.52%, 09/15/48	57	59
Other Securities		1,172
		1,321
UTILITIES - 0.5%
Other Securities		2,136
Total Corporate Bonds and Notes (cost $33,108)		33,453

GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%
GOVERNMENT SECURITIES - 24.4%
Federal Home Loan Bank - 0.1% (w)
Other Securities		258
Municipals - 0.3%
Other Securities		1,368
Sovereign - 15.0%
Bundesrepublik Deutschland
2.50%, 07/04/44, EUR	650	1,136
2.50%, 08/15/46, EUR	1,275	2,274
France Government Bond, 0.50%, 05/25/26, EUR	1,000	1,142
France Government Bond OAT, 1.75%, 11/25/24, EUR	1,830	2,328
Hungary Government Bond
6.50%, 06/24/19, HUF	167,900	670
7.50%, 11/12/20, HUF	625,500	2,689
5.50%, 06/24/25, HUF	25,160	105
Hungary Government International Bond
6.25%, 01/29/20	145	161
6.00%, 11/24/23, HUF	101,000	430
5.38%, 03/25/24	300	335
Ireland Government Bond
4.50%, 04/18/20, EUR	685	896
3.90%, 03/20/23, EUR	355	492
3.40%, 03/18/24, EUR	450	616
5.40%, 03/13/25, EUR	260	409
1.00%, 05/15/26, EUR	540	626
2.40%, 05/15/30, EUR	500	667
2.00%, 02/18/45, EUR	350	457
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22, EUR	1,165	1,357
4.75%, 08/01/23 (p) (q), EUR	300	424
4.50%, 03/01/24, EUR	1,420	1,986
3.50%, 03/01/30 (p) (q), EUR	350	477
Japan Government Bond
0.80%, 09/20/22, JPY	135,000	1,400
0.70%, 12/20/22, JPY	65,000	672
0.80%, 06/20/23, JPY	55,000	575
0.30%, 12/20/24, JPY	70,000	712
0.50%, 12/20/24, JPY	60,000	621
2.20%, 03/20/30, JPY	45,000	576
1.70%, 06/20/33, JPY	155,000	1,942
1.40%, 09/20/34, JPY	45,000	545
2.30%, 12/20/35, JPY	35,000	486
1.70%, 03/20/44, JPY	100,000	1,378
Malaysia Government Bond
3.76%, 03/15/19, MYR	750	189
3.66%, 10/15/20, MYR	7,550	1,896
3.96%, 09/15/25, MYR	1,400	351
3.90%, 11/30/26, MYR	1,600	402
4.50%, 04/15/30, MYR	2,800	722
Mexico Bonos
7.75%, 12/14/17, MXN	6,200	355
8.00%, 06/11/20, MXN	900	54
6.50%, 06/10/21, MXN	32,900	1,881
10.00%, 12/05/24, MXN	31,000	2,174
5.75%, 03/05/26, MXN	24,000	1,302
10.00%, 11/20/36, MXN	5,000	384
8.50%, 11/18/38, MXN	930	63
7.75%, 11/13/42, MXN	500	32
Mexico Government International Bond
5.63%, 01/15/17 (e)	82	84
3.63%, 03/15/22	156	165
4.00%, 10/02/23	280	301
4.75%, 03/08/44	250	269
Poland Government Bond
1.50%, 04/25/20, PLN	4,000	998
5.25%, 10/25/20, PLN	2,750	789
2.00%, 04/25/21, PLN	7,225	1,823
5.75%, 10/25/21, PLN	4,900	1,459
5.75%, 09/23/22, PLN	1,780	539
4.00%, 10/25/23, PLN	2,650	734
3.25%, 07/25/25, PLN	2,250	590
Poland Government International Bond
5.13%, 04/21/21	90	101
4.00%, 01/22/24	50	54
United Kingdom Gilt Treasury Bond, 2.00%, 09/07/25, GBP	1,950	2,844

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
United Kingdom Treasury Bond
1.75%, 09/07/22, GBP	500	714
3.25%, 01/22/44, GBP	900	1,598
United Mexican States, 4.13%, 01/21/26 (e)	200	217
Other Securities		17,456
		69,124
Treasury Inflation Index Securities - 2.4%
Deutschland Republic Inflation Indexed Bond, 0.10%, 04/15/23 (n), EUR	103	124
Japan Government CPI Indexed Bond
0.10%, 09/10/23 (n), JPY	46,260	473
0.10%, 03/10/24 (n), JPY	132,860	1,360
0.10%, 09/10/24 (n), JPY	149,250	1,541
0.10%, 03/10/25 (n), JPY	49,800	514
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 (n), MXN	542	31
4.00%, 11/15/40 (n), MXN	542	33
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/24 (n)	2,553	2,673
0.13%, 07/15/24 (n)	202	204
0.25%, 01/15/25 (n)	1,207	1,226
2.38%, 01/15/25 (e) (n)	190	227
0.38%, 07/15/25 (n)	353	364
0.63%, 01/15/26 (n)	780	822
1.38%, 02/15/44 (n)	462	534
1.00%, 02/15/46 (n)	985	1,064
Other Securities		49
		11,239
U.S. Treasury Securities - 6.6%
U.S. Treasury Bond
3.00%, 11/15/44	50	58
2.88%, 08/15/45	100	112
2.50%, 05/15/46	500	522
U.S. Treasury Note
1.63%, 06/30/19	1,600	1,643
1.63%, 08/31/19	2,139	2,197
1.75%, 09/30/19	800	825
1.50%, 10/31/19	675	691
1.50%, 11/30/19	825	844
1.63%, 12/31/19	1,525	1,567
1.25%, 01/31/20	1,892	1,920
1.38%, 02/29/20	39	40
1.13%, 03/31/20	1,575	1,591
1.38%, 05/31/20	3,450	3,514
1.50%, 05/31/20	500	512
1.63%, 06/30/20	110	113
1.38%, 09/30/20	950	967
1.38%, 10/31/20	500	509
1.63%, 11/30/20	950	978
1.38%, 01/31/21	660	672
1.13%, 02/28/21	5,965	6,007
2.13%, 08/15/21 (e)	200	211
1.75%, 05/15/22 (e)	450	465
2.50%, 05/15/24 (e)	2,150	2,336
2.00%, 08/15/25	800	837
1.63%, 05/15/26	1,500	1,519
		30,650
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 0.2%
Other Securities		904
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association
4.00%, 08/15/46, TBA (g)	2,175	2,330
REMIC, 2.61%, 03/25/22 (i)	25	26
REMIC, 3.41%, 07/25/23 (i)	125	135
REMIC, 3.33%, 10/25/23 (i)	209	228
		2,719
Government National Mortgage Association - 0.6%
Government National Mortgage Association
4.50%, 06/20/45	512	549
4.50%, 08/20/45	762	818
4.00%, 08/15/46, TBA (g)	1,355	1,448
		2,815
Total Government and Agency Obligations (cost $117,547)		119,077

SHORT TERM INVESTMENTS - 6.9%
Investment Company - 4.2%
JNL Money Market Fund, 0.26% (a) (h)	19,264	19,264
Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	12,275	12,275
Treasury Securities - 0.0%
Other Securities		10
Total Short Term Investments (cost $31,549)		31,549
Total Investments - 103.0% (cost $467,959)		474,685
Other Assets and Liabilities, Net - (3.0%)		(13,786)
Total Net Assets - 100.0%		$460,899

Portfolio Composition:	Percentage of Total Investments
Government Securities	23.7%
Financials	14.8
Consumer Discretionary	10.4
Information Technology	8.5
Industrials	6.6
Consumer Staples	5.8
Materials	5.5
Telecommunication Services	5.3
Health Care	4.8
Energy	3.6
Utilities	2.2
U.S. Government Agency MBS	1.4
Non-U.S. Government Agency ABS	0.8
Short Term Investments	6.6
Total Investments	100.0%

JNL/Causeway International Value Select Fund

	Shares/Par †	Value
COMMON STOCKS - 92.4%
AUSTRALIA - 1.2%
Westfield Corp.	1,089	$8,748

BELGIUM - 0.8%
KBC Groep NV	119	5,869

CHINA - 7.7%
Baidu.com - ADR - Class A (c)	74	12,204
China Merchants Holdings International Co. Ltd.	2,586	6,922
China Mobile Ltd.	1,800	20,792
CNOOC Ltd.	14,359	17,923
		57,841
FRANCE - 13.6%
BNP Paribas SA	284	12,447
Engie SA	1,097	17,616
Legrand SA	215	10,994

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sanofi SA	193	15,998
Schneider Electric SE	333	19,442
Total SA	518	24,859
		101,356
GERMANY - 5.2%
Bayer AG	88	8,813
Linde AG	118	16,432
SAP SE	176	13,247
		38,492
JAPAN - 14.3%
East Japan Railway Co.	241	22,334
Hitachi Ltd.	4,605	19,295
Japan Airlines Co. Ltd.	405	13,017
KDDI Corp.	957	29,111
Komatsu Ltd.	450	7,817
Sumitomo Mitsui Financial Group Inc. (e)	520	15,021
		106,595
NETHERLANDS - 10.1%
Akzo Nobel NV	418	25,962
ING Groep NV - CVA	545	5,635
Relx NV	1,194	20,649
Royal Dutch Shell Plc - Class B	845	23,355
		75,601
SOUTH KOREA - 6.8%
KT&G Corp.	92	10,914
Samsung Electronics Co. Ltd.	16	20,439
SK Telecom Co. Ltd.	104	19,587
		50,940
SPAIN - 1.1%
CaixaBank SA (e)	3,668	8,084

SWITZERLAND - 11.7%
Cie Financiere Richemont SA	188	11,023
Clariant AG (c)	340	5,739
Novartis AG	282	23,312
Roche Holding AG	81	21,458
UBS Group AG	458	5,940
Zurich Insurance Group AG (c)	81	19,972
		87,444
UNITED KINGDOM - 19.9%
Aviva Plc	3,365	17,737
Barclays Plc	8,179	15,212
British American Tobacco Plc	434	28,140
Carnival Plc	317	14,040
Diageo Plc	541	15,126
GlaxoSmithKline Plc	663	14,234
Lloyds Banking Group Plc	17,552	12,713
Marks & Spencer Group Plc	509	2,178
SSE Plc	771	16,040
Vodafone Group Plc	4,393	13,394
		148,814
Total Common Stocks (cost $741,877)		689,784

PREFERRED STOCKS - 3.2%
GERMANY - 3.2%
Volkswagen AG	202	24,432
Total Preferred Stocks (cost $29,061)		24,432

SHORT TERM INVESTMENTS - 4.9%
Investment Company - 3.8%
JNL Money Market Fund, 0.26% (a) (h)	28,223	28,223
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	8,281	8,281
Total Short Term Investments (cost $36,504)		36,504
Total Investments - 100.5% (cost $807,442)		750,720
Other Assets and Liabilities, Net - (0.5%)		(4,045)
Total Net Assets - 100.0%		$746,675

Portfolio Composition:	Percentage of Total Investments
Financials	17.0%
Health Care	11.2
Telecommunication Services	11.0
Industrials	10.7
Consumer Discretionary	9.6
Energy	8.8
Information Technology	8.7
Consumer Staples	7.2
Materials	6.4
Utilities	4.5
Short Term Investments	4.9
Total Investments	100.0%

JNL/Crescent High Income Fund *

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 63.5%
CONSUMER DISCRETIONARY - 12.2%
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	$1,975	$2,032
DISH DBS Corp., 5.13%, 05/01/20 (e)	2,250	2,295
JC Penney Corp. Inc., 5.88%, 07/01/23 (r)	1,800	1,813
Lennar Corp., 4.50%, 06/15/19	2,250	2,335
MGM Resorts International
6.75%, 10/01/20	900	983
7.75%, 03/15/22	900	1,017
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (r)	2,600	2,626
Numericable Group SA, 6.00%, 05/15/22 (r)	1,500	1,459
Sirius XM Radio Inc.
5.75%, 08/01/21 (r)	1,250	1,298
6.00%, 07/15/24 (e) (r)	2,250	2,326
Univision Communications Inc., 5.13%, 05/15/23 (r)	1,500	1,489
Other Securities		24,528
		44,201
CONSUMER STAPLES - 2.6%
Cott Beverages Inc., 5.38%, 07/01/22	2,000	2,000
Post Holdings Inc., 6.00%, 12/15/22 (e) (r)	2,000	2,050
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,500	1,534
5.75%, 10/15/20	1,500	1,549
Vector Group Ltd., 7.75%, 02/15/21 (r)	2,250	2,343
		9,476
ENERGY - 10.4%
Continental Resources Inc.
5.00%, 09/15/22 (e)	1,300	1,267
3.80%, 06/01/24 (e)	1,050	916
Tesoro Logistics LP, 6.13%, 10/15/21	2,500	2,587
Other Securities		32,865
		37,635
FINANCIALS - 11.2%
AerCap Ireland Capital Ltd., 4.25%, 07/01/20	4,000	4,070
Ally Financial Inc., 3.50%, 01/27/19	4,000	3,975

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Altice Financing SA, 6.50%, 01/15/22 (e) (r)	2,750	2,778
CIT Group Inc.
4.25%, 08/15/17	2,000	2,037
3.88%, 02/19/19	2,000	2,010
Diamond 1 Finance Corp., 6.02%, 06/15/26 (r)	2,600	2,698
Navient Corp., 5.50%, 01/15/19	2,500	2,511
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,067
5.13%, 05/28/24 (e)	1,050	1,024
Other Securities		18,386
		40,556
HEALTH CARE - 6.3%
Community Health Systems Inc., 8.00%, 11/15/19 (e)	2,500	2,441
HCA Inc.
5.00%, 03/15/24	1,050	1,087
5.25%, 04/15/25	1,050	1,097
Tenet Healthcare Corp.
4.15%, 06/15/20 (i)	2,750	2,715
4.38%, 10/01/21	750	746
Universal Health Services Inc., 4.75%, 08/01/22 (r)	2,725	2,772
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 (e) (r)	1,750	1,544
6.13%, 04/15/25 (r)	1,200	963
Other Securities		9,482
		22,847
INDUSTRIALS - 4.8%
Builders FirstSource Inc., 7.63%, 06/01/21 (r)	1,415	1,479
Gibraltar Industries Inc., 6.25%, 02/01/21 (k)	2,750	2,764
United Rentals North America Inc., 5.50%, 07/15/25 (e)	1,500	1,477
XPO Logistics Inc., 6.50%, 06/15/22 (e) (r)	1,950	1,860
Other Securities		9,807
		17,387
INFORMATION TECHNOLOGY - 1.5%
First Data Corp., 7.00%, 12/01/23 (r)	2,500	2,538
NXP BV, 5.75%, 03/15/23 (r)	2,000	2,090
Other Securities		879
		5,507
MATERIALS - 7.6%
Alcoa Inc.
5.40%, 04/15/21 (e)	1,000	1,061
5.13%, 10/01/24 (e)	1,500	1,496
ArcelorMittal, 6.50%, 03/01/21 (k) (e)	3,100	3,185
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (e) (r)	750	829
6.88%, 04/01/22 (e) (r)	1,250	1,187
Freeport-McMoRan Inc.
2.30%, 11/14/17	2,500	2,456
4.00%, 11/14/21 (e)	300	274
Huntsman International LLC, 5.13%, 11/15/22 (e)	1,500	1,485
INEOS Group Holdings SA, 6.13%, 08/15/18 (r)	2,200	2,221
Novelis Inc.
8.38%, 12/15/17	200	205
8.75%, 12/15/20	1,750	1,824
PQ Corp., 6.75%, 11/15/22 (e) (r)	1,375	1,430
United States Steel Corp.
8.38%, 07/01/21 (e) (r)	2,250	2,371
7.50%, 03/15/22 (e)	1,200	1,050
Other Securities		6,594
		27,668
TELECOMMUNICATION SERVICES - 6.1%
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,521
5.80%, 03/15/22 (e)	750	728
Frontier Communications Corp.
8.88%, 09/15/20	750	801
11.00%, 09/15/25	1,500	1,558
Level 3 Financing Inc., 5.38%, 01/15/24	2,000	2,012
Sprint Capital Corp., 6.90%, 05/01/19	2,100	2,005
Sprint Corp., 7.63%, 02/15/25 (e)	3,000	2,374
T-Mobile USA Inc.
6.54%, 04/28/20	2,500	2,578
6.00%, 03/01/23	2,600	2,691
Other Securities		6,053
		22,321
UTILITIES - 0.8%
Calpine Corp., 5.38%, 01/15/23 (e)	1,500	1,462
Other Securities		1,671
		3,133
Total Corporate Bonds and Notes (cost $230,617)		230,731

VARIABLE RATE SENIOR LOAN INTERESTS - 27.5% (i)
CONSUMER DISCRETIONARY - 6.6%
JC Penney Corp. Inc. Term Loan B
5.25%, 06/09/23	625	620
0.00%, 06/23/23 (z)	214	213
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	1,000	990
PetSmart Inc. Term Loan B-1, 0.00%, 03/11/22 (z)	1,000	995
Univision Communications Inc. Term Loan C-4
0.00%, 03/01/20 (z)	40	40
4.00%, 03/01/20	997	991
Other Securities		20,024
		23,873
CONSUMER STAPLES - 1.7%
Reynolds Group Holdings Inc. Term Loan
4.50%, 12/26/18	165	165
4.50%, 12/26/18	270	270
4.50%, 12/26/18	315	315
Other Securities		5,232
		5,982
ENERGY - 0.3%
Other Securities		989

FINANCIALS - 2.4%
Other Securities		8,862

HEALTH CARE - 3.9%
Community Health Systems Inc. Term Loan H
0.00%, 01/27/21 (z)	375	365
4.00%, 01/27/21	748	728
4.00%, 01/27/21	2	2
Valeant Pharmaceuticals International Inc. Term Loan B, 0.00%, 04/01/22 (z)	750	729
Other Securities		12,331
		14,155
INDUSTRIALS - 3.2%
Builders FirstSource Inc. Term Loan B, 6.00%, 07/31/22	898	897
XPO Logistics Inc. Term Loan, 5.50%, 10/27/21	750	750
Other Securities		10,071
		11,718

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 4.4%
First Data Corp. Extended Term Loan, 4.45%, 03/24/21	1,000	995
First Data Corp. Term Loan, 4.20%, 07/10/22	200	198
Other Securities		14,769
		15,962
MATERIALS - 3.9%
Huntsman International LLC Term Loan B
4.25%, 04/01/23	995	994
4.25%, 04/01/23	3	2
PQ Corp. Term Loan
5.75%, 10/27/22	938	937
0.00%, 11/04/22 (z)	25	25
Other Securities		12,144
		14,102
TELECOMMUNICATION SERVICES - 0.6%
Other Securities		2,087

UTILITIES - 0.5%
Calpine Corp. Term Loan B-5, 3.50%, 05/23/22	755	746
Other Securities		1,237
		1,983
Total Variable Rate Senior Loan Interests (cost $100,600)		99,713

OTHER EQUITY INTERESTS - 0.4%
United Rentals North America Inc. Escrow (c) (e) (u)	1,500	1,601
Total Other Equity Interests (cost $1,601)		1,601

SHORT TERM INVESTMENTS - 26.4%
Investment Company - 12.4%
JNL Money Market Fund, 0.26% (a) (h)	45,046	45,046
Securities Lending Collateral - 14.0%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	50,761	50,761
Total Short Term Investments (cost $95,807)		95,807
Total Investments - 117.8% (cost $428,625)		427,852
Other Assets and Liabilities, Net - (17.8%)		(64,741)
Total Net Assets - 100.0%		$363,111

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	15.9%
Financials	11.6
Materials	9.8
Energy	9.0
Health Care	8.6
Industrials	7.2
Telecommunication Services	5.7
Information Technology	5.0
Consumer Staples	3.6
Utilities	1.2
Short Term Investments	22.4
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund *

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 16.3%
Amazon.com Inc. (c)	14	$10,269
Comcast Corp. - Class A	104	6,775
Home Depot Inc.	44	5,680
Lowe’s Cos. Inc.	31	2,470
McDonald’s Corp.	31	3,736
Starbucks Corp.	51	2,900
Walt Disney Co.	45	4,424
Other Securities		90,775
		127,029
CONSUMER STAPLES - 8.9%
Altria Group Inc.	66	4,530
Coca-Cola Bottling Co. (e)	1	100
Coca-Cola Co.	123	5,557
Coca-Cola European Partners Plc	14	510
CVS Health Corp.	37	3,522
PepsiCo Inc.	49	5,166
Philip Morris International Inc.	38	3,859
Procter & Gamble Co.	65	5,469
Wal-Mart Stores Inc.	68	4,929
Other Securities		36,233
		69,875
ENERGY - 5.6%
Chevron Corp.	33	3,481
Exxon Mobil Corp.	114	10,729
Other Securities		29,464
		43,674
FINANCIALS - 13.5%
Bank of America Corp.	170	2,257
Berkshire Hathaway Inc. - Class B (c)	42	6,046
JPMorgan Chase & Co.	97	6,008
Wells Fargo & Co.	165	7,789
Other Securities		83,672
		105,772
HEALTH CARE - 12.0%
AbbVie Inc.	55	3,383
Amgen Inc.	18	2,799
Celgene Corp. (c)	22	2,148
Gilead Sciences Inc.	46	3,861
Johnson & Johnson	67	8,068
Merck & Co. Inc.	67	3,874
Pfizer Inc.	155	5,441
UnitedHealth Group Inc.	29	4,079
Other Securities		59,719
		93,372
INDUSTRIALS - 13.5%
3M Co.	22	3,772
Boeing Co. (e)	22	2,813
General Electric Co.	105	3,293
Honeywell International Inc.	21	2,447
Lockheed Martin Corp.	10	2,416
Union Pacific Corp.	31	2,672
United Parcel Service Inc. - Class B	25	2,642
United Technologies Corp.	23	2,391
Other Securities		82,676
		105,122
INFORMATION TECHNOLOGY - 18.4%
Accenture Plc - Class A	22	2,476
Alphabet Inc. - Class A (c)	5	3,758
Alphabet Inc. - Class C (c)	6	3,890
Apple Inc.	201	19,216
Cisco Systems Inc.	173	4,959
Facebook Inc. - Class A (c)	41	4,714
Intel Corp.	203	6,643
International Business Machines Corp.	32	4,856
MasterCard Inc. - Class A	34	2,994

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Microsoft Corp.	225	11,526
Oracle Corp.	77	3,160
Visa Inc. - Class A	50	3,727
Other Securities		71,507
		143,426
MATERIALS - 4.5%
Other Securities		35,397

TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	216	9,353
Verizon Communications Inc.	150	8,357
Other Securities		4,995
		22,705
UTILITIES - 3.9%
Other Securities		30,550
Total Common Stocks (cost $680,388)		776,922

RIGHTS - 0.0%
Other Securities		18
Total Rights (cost $18)		18

SHORT TERM INVESTMENTS - 4.0%
Investment Company - 0.6%
JNL Money Market Fund, 0.26% (a) (h)	4,941	4,941

Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	26,551	26,551
Total Short Term Investments (cost $31,492)		31,492
Total Investments - 103.5% (cost $711,898)		808,432
Other Assets and Liabilities, Net - (3.5%)		(27,678)
Total Net Assets - 100.0%		$780,754

Portfolio Composition:	Percentage of Total Investments
Information Technology	17.8%
Consumer Discretionary	15.7
Financials	13.1
Industrials	13.0
Health Care	11.5
Consumer Staples	8.6
Energy	5.4
Materials	4.4
Utilities	3.8
Telecommunication Services	2.8
Short Term Investments	3.9
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 97.7%
AUSTRALIA - 1.6%
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	$2,000	$2,019

BARBADOS - 1.7%
Columbus International Inc., 7.38%, 03/30/21	2,000	2,112

BRAZIL - 2.9%
Cosan Overseas Ltd., 8.25%, (callable at 100 beginning 08/05/16) (m)	2,500	2,363
JBS Investments GmbH, 7.25%, 04/03/24 (e)	500	515
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (r)	700	714
		3,592
CAYMAN ISLANDS - 0.2%
Cementos Progreso Trust, 7.13%, 11/06/23	200	212

CHILE - 8.6%
Cencosud SA, 6.63%, 02/12/45 (e)	1,000	975
E.CL SA, 5.63%, 01/15/21	500	551
Empresa Electrica Angamos SA, 4.88%, 05/25/29	2,500	2,456
Empresa Electrica Guacolda SA, 4.56%, 04/30/25	1,000	929
GNL Quintero SA, 4.63%, 07/31/29	1,000	1,020
Guanay Finance Ltd., 6.00%, 12/15/20	1,818	1,805
Tanner Servicios Financieros SA, 4.38%, 03/13/18	1,535	1,539
VTR Finance BV, 6.88%, 01/15/24 (e)	1,500	1,495
		10,770
CHINA - 3.3%
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	2,000	2,022
Tencent Holdings Ltd., 2.88%, 02/11/20	2,000	2,052
		4,074
COLOMBIA - 13.7%
Avianca Holdings SA, 8.38%, 05/10/20 (e)	1,000	810
Banco Bilbao Vizcaya Argentaria Colombia SA, 4.88%, 04/21/25	1,500	1,485
Banco de Bogota SA
6.25%, 05/12/26 (r)	1,800	1,831
6.25%, 05/12/26 (e)	200	204
Bancolombia SA, 6.13%, 07/26/20 (e)	2,000	2,140
Ecopetrol SA, 7.38%, 09/18/43 (e)	1,500	1,496
Grupo Aval Ltd., 4.75%, 09/26/22	2,500	2,447
GrupoSura Finance SA, 5.50%, 04/29/26 (r)	2,500	2,606
Oleoducto Central SA, 4.00%, 05/07/21	1,500	1,466
SUAM Finance BV, 4.88%, 04/17/24 (e)	2,000	2,075
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22 (e)	500	521
		17,081
COSTA RICA - 3.6%
Banco de Costa Rica, 5.25%, 08/12/18 (e)	1,850	1,889
Banco Nacional de Costa Rica, 5.88%, 04/25/21 (r)	2,500	2,579
		4,468
DOMINICA - 1.2%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	1,500	1,485

GUATEMALA - 3.8%
Agromercantil Senior Trust, 6.25%, 04/10/19	750	776
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/24	2,000	1,950
Industrial Senior Trust, 5.50%, 11/01/22	2,000	1,960
		4,686
HONG KONG - 0.8%
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22	1,000	1,054

INDIA - 9.5%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20	1,200	1,194
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25	2,000	2,029
Bharti Airtel Ltd., 4.38%, 06/10/25	2,000	2,090

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Oil India Ltd., 5.38%, 04/17/24	300	330
ONGC Videsh Ltd., 3.75%, 05/07/23	2,000	2,042
Reliance Industries Ltd., 5.88%, (callable at 100 beginning 02/05/18) (m)	2,500	2,541
Vedanta Resources Plc, 8.25%, 06/07/21 (e)	2,000	1,645
		11,871
ISRAEL - 4.2%
Delek & Avner Yam Tethys Ltd., 5.41%, 12/30/25 (r)	2,500	2,588
Israel Electric Corp. Ltd., 5.63%, 06/21/18	2,500	2,647
		5,235
JAMAICA - 1.4%
Digicel Group Ltd., 7.13%, 04/01/22 (e)	2,400	1,785

LUXEMBOURG - 0.8%
Minerva Luxembourg SA, 8.75%, (callable at 100 beginning 04/03/19) (m)	986	991

MALAYSIA - 2.5%
Axiata Group Bhd, 3.47%, 11/19/20	1,000	1,042
Petronas Global Sukuk Ltd., 2.71%, 03/18/20 (e)	2,000	2,023
		3,065
MEXICO - 15.3%
Banco Mercantil del Norte SA, 6.86%, 10/13/21 (i)	160	160
Banco Nacional de Comercio Exterior SNC, 4.38%, 10/14/25	1,500	1,565
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.13%, 11/09/22	2,300	2,363
BBVA Bancomer SA
6.01%, 05/17/22 (i)	1,400	1,393
6.75%, 09/30/22	1,000	1,116
Comision Federal de Electricidad, 6.13%, 06/16/45	1,000	1,065
Credito Real SAB de CV SOFOM ER, 7.50%, 03/13/19	200	206
Grupo Idesa SA de CV, 7.88%, 12/18/20	1,400	1,425
Grupo Posadas SAB de CV, 7.88%, 06/30/22	2,000	2,030
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32 (e)	2,569	2,469
Petroleos Mexicanos
6.63% (callable at 100 beginning 08/17/16) (m)	300	296
6.38%, 01/23/45 (e)	1,500	1,507
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21 (e)	1,500	1,493
Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 07/22/19	2,000	1,952
		19,040
NETHERLANDS - 1.3%
AES Andres BV, 7.95%, 05/11/26 (r)	1,500	1,560

PANAMA - 3.5%
Aeropuerto Internacional de Tocumen S.A., 5.63%, 05/18/36	300	300
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	250	261
5.63%, 05/18/36 (e) (r)	1,200	1,200
Global Bank Corp., 5.13%, 10/30/19	2,500	2,581
		4,342
PARAGUAY - 1.2%
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	1,500	1,507

PERU - 9.5%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (e) (r)	1,300	1,352
6.88%, 04/30/43	1,200	1,248
Banco Internacional del Peru SAA Interbank, 6.63%, 03/19/29 (i)	100	106
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (i)	1,000	1,025
Fondo Mivivienda SA, 3.50%, 01/31/23	500	499
Minsur SA, 6.25%, 02/07/24 (e)	1,000	1,015
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25 (j)	3,420	2,668
Union Andina de Cementos SAA, 5.88%, 10/30/21 (e)	2,500	2,534
Volcan Cia Minera SAA, 5.38%, 02/02/22 (e)	1,500	1,357
		11,804
SINGAPORE - 3.9%
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24	2,242	2,346
United Overseas Bank Ltd., 3.50%, 09/16/26 (e)	2,500	2,548
		4,894
UNITED STATES OF AMERICA - 3.2%
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22 (e)	2,000	1,760
Southern Copper Corp., 6.75%, 04/16/40	2,200	2,270
		4,030
Total Corporate Bonds and Notes (cost $119,815)		121,677

GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
COSTA RICA - 0.3%
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	320	331

PANAMA - 0.8%
Banco Latinoamericano de Comercio Exterior SA, 3.25%, 05/07/20	1,022	1,027
Total Government and Agency Obligations (cost $1,359)		1,358

SHORT TERM INVESTMENTS - 14.2%
Investment Company - 0.4%
JNL Money Market Fund, 0.26% (a) (h)	496	496

Securities Lending Collateral - 13.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	17,178	17,178
Total Short Term Investments (cost $17,674)		17,674
Total Investments - 113.0% (cost $138,848)		140,709
Other Assets and Liabilities, Net - (13.0%)		(16,181)
Total Net Assets - 100.0%		$124,528

Portfolio Composition:	Percentage of Total Investments
Financials	33.1%
Energy	14.8
Utilities	10.9
Telecommunication Services	7.0
Materials	6.7
Industrials	5.2
Consumer Discretionary	4.0
Consumer Staples	3.2
Information Technology	1.5
Government Securities	1.0
Short Term Investments	12.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/DoubleLine Shiller Enhanced CAPE Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 51.3%
Ajax Mortgage Loan Trust, 4.25%, 07/25/47 (k) (r)	$4,975	$4,974
ALM XIV Ltd., 2.73%, 07/28/26 (i) (r)	4,000	3,970
ALM XIX LLC
2.18%, 07/15/28 (i) (r)	5,000	4,986
2.83%, 07/15/28 (i) (r)	5,000	5,010
Alternative Loan Trust REMIC
6.00%, 08/25/36	2,243	1,948
6.50%, 10/25/36	1,801	1,490
Avery Point CLO Ltd., 2.16%, 04/25/26 (i) (r)	5,000	4,977
Banc of America Alternative Loan Trust REMIC
6.00%, 11/25/35	1,770	1,663
6.50%, 02/25/36	1,368	1,284
Banc of America Commercial Mortgage Trust REMIC
5.45%, 09/10/16	137	138
5.77%, 10/10/17 (i)	160	165
Banc of America Re-Remic Trust, 5.95%, 06/15/17 (i) (r)	2,467	2,550
Bear Stearns ALT-A Trust REMIC, 3.05%, 07/25/36 (i)	9,433	7,783
Bear Stearns Asset Backed Securities Trust REMIC, 0.87%, 07/25/36 (i)	4,929	4,868
Bear Stearns Commercial Mortgage Securities, 5.58%, 09/11/41 (i)	400	400
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	1,704	1,735
BlueMountain CLO Ltd.
2.06%, 11/20/24 (i) (r)	1,000	999
1.83%, 05/15/25 (i) (r)	1,000	991
2.09%, 07/20/26 (i) (r)	1,500	1,493
2.11%, 10/15/26 (i) (r)	1,000	999
2.71%, 01/20/27 (i) (r)	500	498
3.66%, 01/20/27 (i) (r)	500	492
2.88%, 04/13/27 (i) (r)	500	499
4.18%, 07/18/27 (i) (r)	500	440
2.11%, 10/20/27 (i) (r)	500	497
CAM Mortgage Trust REMIC, 4.00%, 01/15/56 (i) (r)	8,055	8,036
Carlyle Global Market Strategies, 1.86%, 04/20/22 (i) (r)	2,500	2,494
Carlyle Global Market Strategies CLO Ltd.
2.02%, 01/20/25 (i) (r)	1,000	998
2.38%, 04/18/25 (i) (r)	1,000	979
2.73%, 07/27/26 (i) (r)	3,000	2,977
CFCRE Commercial Mortgage Trust REMIC
5.04%, 04/10/26 (i)	2,332	2,327
Interest Only, 1.26%, 12/12/25 (i)	5,135	397
Interest Only, 1.94%, 05/10/58 (i)	18,917	2,362
Churchill Financial Cayman Ltd., 0.89%, 07/10/19 (i) (r)	7,322	7,321
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (i)	2,399	2,408
3.14%, 12/10/24	461	484
4.58%, 01/10/25 (i)	828	788
4.65%, 11/10/25	311	309
6.34%, 12/10/49 (i)	2,332	2,408
6.34%, 12/10/49 (i)	420	436
Interest Only, 1.46%, 03/10/47 (i)	41,377	2,700
Interest Only, 1.45%, 05/10/47 (i)	37,425	2,740
Interest Only, 1.06%, 11/13/48 (i)	4,052	231
Interest Only, 1.51%, 02/10/49 (i)	4,344	404
Interest Only, 1.98%, 04/10/49 (i)	8,632	1,144
Interest Only, 1.88%, 04/15/49 (i)	7,714	919
Citigroup Mortgage Loan Trust REMIC, 3.50%, 10/25/33 (i) (r)	2,648	2,703
COMM Mortgage Trust REMIC
4.50%, 02/10/25 (i) (r)	1,750	1,299
4.80%, 12/10/25 (i)	450	448
Interest Only, 1.54%, 10/10/46 (i)	40,747	2,707
Interest Only, 1.21%, 10/10/48 (i)	5,378	375
Commercial Mortgage Loan Trust REMIC, 6.30%, 09/10/17 (i)	1,108	1,149
Commercial Mortgage Pass-Through Certificates REMIC, 4.80%, 10/10/25 (i)	306	309
Commercial Mortgage Trust REMIC
5.87%, 08/10/17 (i)	362	374
Interest Only, 1.50%, 06/10/47 (i)	39,946	2,717
Commonbond Student Loan Trust, 3.32%, 05/25/40 (r)	3,942	3,989
Conn’s Receivables Funding LLC, 4.57%, 09/15/20 (r)	3,526	3,524
Credit Suisse Commercial Mortgage Trust REMIC
5.51%, 09/15/16	241	241
6.14%, 07/15/17 (i)	400	405
6.27%, 02/15/41 (i) (r)	120	125
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 12/25/35	1,708	1,617
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	251	259
5.34%, 12/15/39	2,336	2,358
Dryden XXXI Senior Loan Fund, 2.53%, 04/18/26 (i) (r)	2,000	1,966
Dryden XXXIII Senior Loan Fund, 2.63%, 07/15/26 (i) (r)	1,750	1,728
FirstKey Mortgage Trust REMIC, 3.50%, 12/25/33 (i) (r)	9,262	9,467
Galaxy XV CLO Ltd.
1.88%, 04/15/25 (i) (r)	1,000	992
2.48%, 04/15/25 (i) (r)	1,000	984
Galaxy XVIII CLO Ltd., 2.10%, 10/15/26 (i) (r)	5,000	4,953
Grant Grove CLO Ltd., 0.89%, 01/25/21 (i) (r)	4,820	4,817
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	400	407
6.24%, 09/10/17 (i)	1,481	1,488
GS Mortgage Securities Trust REMIC
5.99%, 05/10/17 (i)	1,997	2,047
4.66%, 11/10/47 (i) (r)	201	155
Interest Only, 1.53%, 10/10/25 (i)	3,486	313
Interest Only, 1.34%, 04/10/47 (i)	10,714	656
Interest Only, 1.01%, 09/10/47 (i)	10,584	529
Interest Only, 0.99%, 11/10/48 (i)	5,731	344
Home Equity Loan Trust REMIC, 0.61%, 04/25/37 (i)	3,000	2,609
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 10/15/25 (i)	420	392
4.77%, 11/15/25 (i)	359	357
Interest Only, 1.26%, 08/15/47 (i)	13,486	881
Interest Only, 1.12%, 09/15/47 (i)	48,883	2,755
Interest Only, 1.87%, 06/15/49 (i)	35,036	3,915

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
6.07%, 01/12/18	384	398
5.37%, 05/15/47	408	407
5.89%, 02/12/49 (i)	415	423
6.20%, 02/15/51 (i)	350	363
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	2,250	2,284
5.47%, 02/12/17 (i)	400	403
5.93%, 05/15/17 (i)	318	324
5.93%, 06/15/17 (i)	411	411
6.09%, 09/12/17 (i)	500	522
6.19%, 11/15/17 (i)	413	420
5.48%, 05/15/45 (i)	2,328	2,331
6.28%, 02/12/51 (i)	400	398
Interest Only, 1.31%, 01/15/49 (i)	4,995	337
LB Commercial Mortgage Trust REMIC
6.12%, 06/15/17 (i) (r)	557	576
6.12%, 06/15/17 (i)	3,004	3,099
LB-UBS Commercial Mortgage Trust REMIC
5.46%, 01/15/17	244	247
5.99%, 06/15/38 (i)	428	428
5.48%, 02/15/40	500	503
6.45%, 09/15/45 (i)	2,332	2,333
Madison Park Funding IV Ltd., 0.95%, 03/22/21 (i) (r)	500	482
Madison Park Funding Ltd., 2.50%, 06/15/22 (i) (r)	1,000	995
Madison Park Funding XV Ltd., 3.03%, 01/27/26 (i) (r)	1,000	1,006
Madison Park Funding XVI Ltd., 3.63%, 04/20/26 (i) (r)	1,000	973
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/14/48	1,071	1,083
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	2,117	2,179
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.68%, 09/15/25 (i)	420	416
3.06%, 10/15/25 (r)	550	380
3.24%, 11/15/25 (r)	297	189
4.69%, 11/15/25 (i)	207	202
4.91%, 04/15/26 (i)	2,371	2,414
Interest Only, 1.34%, 02/15/24 (i)	17,058	1,006
Interest Only, 1.45%, 01/15/26 (i)	4,635	403
Morgan Stanley Capital I Inc., 3.44%, 11/15/17 (i) (r)	315	314
Morgan Stanley Capital I Trust REMIC
5.69%, 04/15/17 (i)	459	468
0.87%, 07/15/19 (i) (r)	2,241	2,192
5.48%, 02/12/44 (i)	2,328	2,356
5.41%, 03/15/44	1,604	1,635
5.79%, 07/12/44 (i)	1,553	1,553
Interest Only, 1.14%, 12/15/48 (i)	4,984	342
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/15/45 (i) (r)	3,067	3,127
Nationstar HECM Loan Trust, 2.24%, 06/25/18 (f) (r)	7,000	7,000
Palmer Square Loan Funding Ltd.
1.98%, 06/21/24 (i) (r)	10,000	9,991
2.73%, 06/21/24 (i) (r)	1,150	1,148
Residential Asset Securitization Trust REMIC
5.75%, 02/25/36	1,476	1,370
6.00%, 05/25/36	1,799	1,337
Seneca Park CLO Ltd., 2.58%, 07/17/26 (i) (r)	3,000	2,955
Sofi Consumer Loan Program LLC, 3.26%, 07/25/21 (r)	4,000	4,021
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	4,605	4,620
Springleaf Funding Trust, 3.16%, 05/15/19 (r)	4,000	4,024
Spruce ABS Trust, 4.32%, 01/18/22 (f) (r)	3,000	3,005
Structured Asset Securities Corp. Trust REMIC, 5.75%, 04/25/35	5,236	4,786
Symphony CLO VIII LP, 1.73%, 01/09/23 (i) (r)	669	666
Symphony CLO XI Ltd., 1.93%, 01/17/25 (i) (r)	5,750	5,713
THL Credit Wind River CLO Ltd.
2.37%, 07/15/28 (i) (r)	4,000	3,989
3.07%, 07/15/28 (i) (r)	5,000	4,983
Velocity Commercial Capital Loan Trust REMIC, 3.53%, 04/25/46 (i) (r)	3,851	3,837
Venture CDO Ltd.
2.13%, 04/15/26 (i) (r)	2,000	1,984
2.11%, 07/15/26 (i) (r)	2,500	2,475
Venture VIII CDO Ltd., 0.86%, 07/22/21 (i) (r)	510	499
Venture XVIII CLO Ltd., 2.08%, 10/15/26 (i) (r)	3,000	2,972
Venture XX CLO Ltd., 2.12%, 04/15/27 (i) (r)	2,000	1,981
Voya CLO Ltd., 2.13%, 10/14/26 (i) (r)	4,500	4,482
Voya CLO V Ltd., 0.87%, 05/01/22 (i) (r)	3,145	3,124
Wachovia Bank Commercial Mortgage Trust REMIC
5.82%, 09/15/17 (i)	65	68
5.38%, 12/15/43	2,566	2,610
5.41%, 12/15/43 (i)	420	419
5.66%, 03/15/45 (i)	38	38
6.15%, 02/15/51 (i)	500	515
6.15%, 02/15/51 (i)	481	477
Wedgewood Real Estate Trust REMIC, 3.45%, 07/15/46 (f) (i) (r)	5,000	5,000
Wells Fargo & Co. Interest Only REMIC, 1.17%, 12/15/48 (i)	5,113	352
Wells Fargo Alternative Loan Trust REMIC, 6.25%, 07/25/37	1,828	1,639
Wells Fargo Commercial Mortgage Trust REMIC
3.94%, 06/15/24 (r)	325	255
4.77%, 11/15/25 (i)	400	403
3.76%, 11/18/25 (i)	375	280
4.76%, 11/18/25 (i)	310	316
3.81%, 12/15/25	363	401
4.69%, 09/15/58 (i)	302	304
4.88%, 01/15/59 (i)	311	315
Interest Only, 1.27%, 07/15/25 (i)	4,481	341
Wells Fargo Mortgage Backed Securities Trust REMIC
5.75%, 04/25/37	4,719	4,657
6.00%, 06/25/37	1,835	1,821
2.86%, 08/25/37 (i)	2,040	1,846
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.42%, 03/15/47 (i)	49,687	3,121
Interest Only, 1.32%, 08/15/47 (i)	3,326	216
Interest Only, 1.98%, 03/15/59 (i)	2,879	343
WFRBS Commercial Mortgage Trust Interest Only REMIC, 1.09%, 12/15/46 (i)	63,132	2,741
WinWater Mortgage Loan Trust REMIC, 3.00%, 12/20/30 (i) (r)	6,282	6,429
Other Securities		50,661
Total Non-U.S. Government Agency Asset-Backed Securities (cost $370,304)		370,517

CORPORATE BONDS AND NOTES - 18.8%
CONSUMER DISCRETIONARY - 0.9%
Other Securities		6,726

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CONSUMER STAPLES - 1.2%
Other Securities		8,679

ENERGY - 2.2%
Other Securities		15,919

FINANCIALS - 8.6%
Citigroup Inc., 2.05%, 12/07/18	1,645	1,658
Goldman Sachs Group Inc., 2.90%, 07/19/18	1,190	1,221
JPMorgan Chase & Co., 2.25%, 01/23/20	1,080	1,094
Morgan Stanley, 2.45%, 02/01/19	1,410	1,436
Wells Fargo & Co., 1.50%, 01/16/18	1,125	1,131
Other Securities		55,582
		62,122
HEALTH CARE - 1.5%
Other Securities		10,988

INDUSTRIALS - 0.8%
Other Securities		5,816

INFORMATION TECHNOLOGY - 0.8%
Other Securities		5,457

MATERIALS - 0.6%
Other Securities		4,200

TELECOMMUNICATION SERVICES - 1.4%
Other Securities		10,075

UTILITIES - 0.8%
Other Securities		5,900
Total Corporate Bonds and Notes (cost $134,822)		135,882

VARIABLE RATE SENIOR LOAN INTERESTS - 2.1% (i)
CONSUMER DISCRETIONARY - 0.6%
Other Securities		4,230

CONSUMER STAPLES - 0.2%
Other Securities		1,738

FINANCIALS - 0.1%
Other Securities		562

HEALTH CARE - 0.2%
Other Securities		1,482

INDUSTRIALS - 0.2%
Other Securities		1,826

INFORMATION TECHNOLOGY - 0.3%
Other Securities		2,229

MATERIALS - 0.2%
Other Securities		1,125

TELECOMMUNICATION SERVICES - 0.3%
Other Securities		2,243
Total Variable Rate Senior Loan Interests (cost $15,547)		15,435

GOVERNMENT AND AGENCY OBLIGATIONS - 21.6%
GOVERNMENT SECURITIES - 20.1%
Sovereign - 0.6%
Other Securities		4,326

U.S. Treasury Securities - 19.5%
U.S. Treasury Note
0.63%, 05/31/17	16,900	16,916
0.88%, 07/15/17	21,500	21,578
1.00%, 09/15/17	23,600	23,726
0.88%, 11/30/17	20,000	20,084
1.00%, 12/31/17	21,500	21,637
0.75%, 01/31/18	12,200	12,234
0.88%, 03/31/18	7,000	7,035
1.63%, 06/30/20	17,100	17,587
		140,797
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp. REMIC
Interest Only, 1.31%, 03/25/23 (i)	13,090	937
3.00%, 09/15/45	4,957	5,185
		6,122
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association, 3.50%, 01/01/46	4,661	4,842
		10,964
Total Government and Agency Obligations (cost $155,459)		156,087

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 5.1%
JNL Money Market Fund, 0.26% (a) (h)	36,634	36,634
Total Short Term Investments (cost $36,634)		36,634
Total Investments - 98.9% (cost $712,766)		714,555
Other Assets and Liabilities, Net - 1.1%		7,890
Total Net Assets - 100.0%		$722,445

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	51.9%
Government Securities	20.3
Financials	8.8
Energy	2.2
Health Care	1.7
Telecommunication Services	1.7
U.S. Government Agency MBS	1.5
Consumer Discretionary	1.5
Consumer Staples	1.5
Information Technology	1.1
Industrials	1.1
Utilities	0.8
Materials	0.8
Short Term Investments	5.1
Total Investments	100.0%

JNL/FPA + DoubleLine Flexible Allocation Fund *

	Shares/Par †	Value
COMMON STOCKS - 58.4%
CONSUMER DISCRETIONARY - 6.1%
Delta Topco Ltd. (c) (f) (p) (q)	59,271	$3,029
Media Group Holdings LLC (c) (f) (p) (q) (x)	39,866	15,389
Naspers Ltd. - Class N	470	71,729
WPP Plc	1,568	32,684
		122,831
CONSUMER STAPLES - 1.5%
Henkel AG & Co. KGaA	162	17,482
Unilever NV - CVA	277	12,878
		30,360
ENERGY - 2.3%
Gazprom OAO - ADR	1,819	7,858
Halliburton Co.	419	18,991

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Lukoil PJSC - ADR	209	8,727
Occidental Petroleum Corp.	89	6,720
Other Securities		4,211
		46,507
FINANCIALS - 16.7%
American Express Co.	687	41,743
American International Group Inc. (o)	1,344	71,101
Aon Plc - Class A	685	74,847
Bank of America Corp.	3,724	49,412
Citigroup Inc. (o)	1,595	67,624
Groupe Bruxelles Lambert SA	409	33,504
		338,231
HEALTH CARE - 1.5%
Thermo Fisher Scientific Inc.	203	29,979

INDUSTRIALS - 6.4%
General Electric Co.	1,207	37,999
Jardine Strategic Holdings Ltd.	383	11,473
United Technologies Corp. (o)	772	79,208
		128,680
INFORMATION TECHNOLOGY - 20.3%
Alphabet Inc. - Class A (c)	32	22,208
Alphabet Inc. - Class C (c)	32	21,906
Analog Devices Inc.	535	30,290
Baidu.com - ADR - Class A (c)	43	7,174
Cisco Systems Inc.	2,213	63,494
Microsoft Corp.	1,108	56,702
Oracle Corp. (o)	2,954	120,925
QUALCOMM Inc.	444	23,798
TE Connectivity Ltd.	784	44,758
Yahoo! Inc. (c)	486	18,263
		409,518
MATERIALS - 3.6%
Alcoa Inc. (e)	6,933	64,268
MMC Norilsk Nickel - ADR	627	8,402
		72,670
Total Common Stocks (cost $1,278,313)		1,178,776

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.8%
Agate Bay Mortgage Trust REMIC, 3.50%, 11/25/35 (i) (r)	$7,062	7,225
ALM XIX LLC
2.18%, 07/15/28 (i) (r)	5,000	4,986
2.83%, 07/15/28 (i) (r)	5,000	5,010
Bear Stearns ALT-A Trust REMIC, 3.05%, 07/25/36 (i)	11,867	9,792
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.91%, 06/11/40 (i)	1,557	1,609
5.69%, 06/11/50 (i)	1,323	1,367
Churchill Financial Cayman Ltd., 0.89%, 07/10/19 (i) (r)	7,322	7,321
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (i)	1,407	1,412
6.34%, 12/10/49 (i)	1,248	1,288
Citigroup Mortgage Loan Trust REMIC, 3.02%, 08/25/37 (i)	4,234	3,860
CSMC Trust REMIC, 3.50%, 06/25/35 (i) (r)	11,194	11,501
Earnest Student Loan Program LLC, 3.02%, 05/25/34 (r)	8,000	8,010
FirstKey Mortgage Trust REMIC, 3.50%, 12/25/33 (i) (r)	15,437	15,778
GS Mortgage Securities Trust REMIC
5.99%, 05/10/17 (i)	1,435	1,470
5.56%, 11/10/39	1,750	1,755
Interest Only, 1.82%, 05/10/49 (i)	14,056	1,666
JPMBB Commercial Mortgage Securities Trust Interest Only REMIC, 1.87%, 06/15/49 (i)	18,736	2,094
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,879	1,908
6.09%, 09/12/17 (i)	1,442	1,505
5.48%, 05/15/45 (i)	2,075	2,078
Merrill Lynch Mortgage Trust REMIC
6.02%, 06/12/17 (i)	679	694
5.80%, 08/12/43 (i)	1,249	1,244
Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.30%, 12/15/47 (i)	25,097	1,528
Morgan Stanley Capital I Trust REMIC
6.26%, 11/12/17 (i)	756	792
0.87%, 07/15/19 (i) (r)	1,978	1,935
5.48%, 02/12/44 (i)	2,075	2,100
5.79%, 07/12/44 (i)	1,384	1,384
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/15/45 (i) (r)	1,405	1,432
OneMain Financial Issuance Trust, 2.57%, 10/18/18 (r)	7,358	7,356
Palmer Square Loan Funding Ltd.
1.98%, 06/21/24 (i) (r)	7,000	6,993
2.73%, 06/21/24 (i) (r)	1,000	998
THL Credit Wind River CLO Ltd.
1.78%, 04/20/25 (i) (r)	2,000	1,976
2.37%, 07/15/28 (i) (r)	4,000	3,989
3.07%, 07/15/28 (i) (r)	5,000	4,983
Voya CLO Ltd., 2.13%, 10/14/26 (i) (r)	5,000	4,980
Voya CLO V Ltd., 0.87%, 05/01/22 (i) (r)	6,988	6,943
WinWater Mortgage Loan Trust REMIC, 3.00%, 12/20/30 (i) (r)	8,974	9,185
Other Securities		87,112
Total Non-U.S. Government Agency Asset- Backed Securities (cost $236,864)		237,259

CORPORATE BONDS AND NOTES - 11.6%
CONSUMER DISCRETIONARY - 3.6%
Delta Topco Ltd., 10.00%, 11/24/60 (f) (p) (q) (y)	60,144	54,129
Other Securities		17,815
		71,944
CONSUMER STAPLES - 0.5%
Other Securities		10,923

ENERGY - 1.1%
Other Securities		21,207

FINANCIALS - 3.7%
Bank of America Corp., 2.00%, 01/11/18	1,900	1,913
Citigroup Inc., 2.05%, 12/07/18	2,220	2,238
Goldman Sachs Group Inc., 2.90%, 07/19/18 (e)	1,400	1,437
JPMorgan Chase & Co., 2.25%, 01/23/20	1,520	1,540
Morgan Stanley, 2.45%, 02/01/19	1,980	2,017
Other Securities		65,541
		74,686
HEALTH CARE - 0.7%
Thermo Fisher Scientific Inc., 2.15%, 12/14/18	1,075	1,087
Other Securities		13,875
		14,962

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 0.3%
United Technologies Corp., 6.13%, 02/01/19	1,475	1,658
Other Securities		4,695
		6,353
INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 1.65%, 06/15/18	1,585	1,606
Oracle Corp., 2.25%, 10/08/19 (e)	1,575	1,625
Other Securities		5,368
		8,599
MATERIALS - 0.2%
Other Securities		3,746

TELECOMMUNICATION SERVICES - 0.7%
Other Securities		12,987

UTILITIES - 0.4%
Other Securities		8,017
Total Corporate Bonds and Notes (cost $239,342)		233,424

VARIABLE RATE SENIOR LOAN INTERESTS - 1.5% (i)
CONSUMER DISCRETIONARY - 0.4%
Other Securities		8,396

CONSUMER STAPLES - 0.2%
Other Securities		2,718

FINANCIALS - 0.0%
Other Securities		492

HEALTH CARE - 0.2%
Other Securities		3,055

INDUSTRIALS - 0.2%
Other Securities		3,776

INFORMATION TECHNOLOGY - 0.2%
Other Securities		4,518

MATERIALS - 0.1%
Other Securities		2,274

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		4,516
Total Variable Rate Senior Loan Interests (cost $29,954)		29,745

GOVERNMENT AND AGENCY OBLIGATIONS - 15.9%
GOVERNMENT SECURITIES - 6.2%
Sovereign - 0.2%
Other Securities		3,886

U.S. Treasury Securities - 6.0%
U.S. Treasury Note
0.75%, 10/31/17	19,900	19,951
1.50%, 11/30/19	25,700	26,301
1.25%, 01/31/20	24,600	24,963
1.38%, 02/29/20	30,600	31,183
1.63%, 06/30/20	19,400	19,953
		122,351
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.7%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44	9,727	10,381
3.00%, 04/01/46	4,971	5,157
REMIC, 1.31%, 03/25/23 (i)	10,534	755
		16,293
Federal National Mortgage Association - 8.9%
Federal National Mortgage Association
3.50%, 02/01/46	19,633	20,383
3.50%, 02/01/46	23,839	24,759
3.50%, 03/01/46	14,898	15,914
3.50%, 04/01/46	14,952	15,972
3.50%, 04/01/46	19,676	20,446
3.50%, 05/01/46	19,823	20,613
3.50%, 06/01/46	19,971	20,774
3.00%, 07/01/46, TBA (g)	14,000	14,373
REMIC, 3.00%, 10/25/44	19,783	20,783
REMIC, 3.00%, 01/25/46, TBA (g)	4,729	4,829
		178,846
Total Government and Agency Obligations (cost $318,367)		321,376

SHORT TERM INVESTMENTS - 2.8%
Investment Company- 1.9%
JNL Money Market Fund, 0.26% (a) (h)	38,699	38,699

Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	19,102	19,102
Total Short Term Investments (cost $57,801)		57,801
Total Investments - 102.0% (cost $2,160,641)		2,058,381
Total Securities Sold Short - (4.1%) (proceeds $75,571)		(83,435)
Other Assets and Liabilities, Net - 2.1%		43,149
Total Net Assets - 100.0%		$2,018,095

SECURITIES SOLD SHORT - 4.1%
COMMON STOCKS - 4.1%
INFORMATION TECHNOLOGY - 4.1%
Tencent Holdings Ltd.	3,434	$78,779
Yahoo! Japan Corp.	1,050	4,656
Total Securities Sold Short - 4.1% (proceeds $75,571)		$83,435

Portfolio Composition:	Percentage of Net Investments
Information Technology	20.6%
Financials	20.1
Non-U.S. Government Agency ABS	11.2
Consumer Discretionary	9.9
U.S. Government Agency MBS	9.8
Industrials	6.7
Government Securities	6.1
Materials	3.8
Energy	3.3
Health Care	2.3
Consumer Staples	2.1
Telecommunication Services	0.9
Utilities	0.4
Short Term Investments	2.8
Net Investments	100.0%

JNL/Franklin Templeton Global Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 98.9%
BRAZIL - 0.5%
Petroleo Brasileiro SA - ADR (c)	781	$4,536

CHINA - 2.3%
China Life Insurance Co. Ltd.	4,397	9,481

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
China Mobile Ltd.	417	4,818
China Telecom Corp. Ltd. - ADR - Class H	136	6,123
		20,422
FRANCE - 6.5%
AXA SA	435	8,608
BNP Paribas SA	247	10,835
Compagnie Generale des Etablissements Michelin	86	8,102
Credit Agricole SA	977	8,212
Sanofi SA	134	11,159
Technip SA	10	521
Total SA	209	10,021
		57,458
GERMANY - 5.6%
Deutsche Lufthansa AG	1,242	14,600
Merck KGaA	133	13,557
Metro AG	401	12,340
Siemens AG	89	9,170
		49,667
HONG KONG - 1.1%
Kunlun Energy Co. Ltd. (e)	11,533	9,598

INDIA - 0.8%
Hero Honda Motors Ltd.	155	7,314

IRELAND - 2.9%
Allergan Plc (c)	62	14,360
CRH Plc	400	11,665
		26,025
ISRAEL - 2.3%
Teva Pharmaceutical Industries Ltd. - ADR	411	20,623

ITALY - 1.9%
ENI SpA	609	9,808
UniCredit SpA	3,121	6,864
		16,672
JAPAN - 4.0%
Konica Minolta Holdings Inc.	695	5,061
Nissan Motor Co. Ltd.	992	8,848
SoftBank Group Corp.	228	12,877
Toshiba Corp. (c) (e)	3,229	8,796
		35,582
NETHERLANDS - 6.3%
Aegon NV	1,985	7,867
Akzo Nobel NV	129	7,985
ING Groep NV - CVA	993	10,275
Qiagen NV (c)	213	4,649
Royal Dutch Shell Plc - Class B	888	24,536
		55,312
PORTUGAL - 1.2%
Galp Energia SGPS SA	742	10,323

RUSSIAN FEDERATION - 1.0%
MMC Norilsk Nickel - ADR	669	8,956

SINGAPORE - 2.1%
DBS Group Holdings Ltd.	666	7,853
Singapore Telecommunications Ltd.	3,559	10,992
		18,845
SOUTH KOREA - 6.7%
Hyundai Motor Co.	125	14,831
KB Financial Group Inc. - ADR	290	8,248
Samsung Electronics Co. Ltd. - GDR (p)	58	36,228
		59,307
SPAIN - 1.2%
Telefonica SA	1,123	10,661

SWEDEN - 1.5%
Getinge AB - Class B	452	9,322
Telefonaktiebolaget LM Ericsson - Class B	485	3,727
		13,049
SWITZERLAND - 3.8%
Credit Suisse Group AG	640	6,812
Glencore Plc	5,633	11,611
Roche Holding AG	42	11,049
UBS Group AG	304	3,943
		33,415
THAILAND - 0.3%
Bangkok Bank PCL - NVDR	555	2,511

TURKEY - 1.0%
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	951	8,698

UNITED KINGDOM - 10.5%
BAE Systems Plc	1,534	10,739
Barclays Plc	3,859	7,176
BP Plc	2,586	15,138
HSBC Holdings Plc (e)	2,100	12,862
Kingfisher Plc	1,076	4,622
Serco Group Plc (c)	2,418	3,598
Sky Plc	613	6,969
Standard Chartered Plc	1,968	14,932
Tesco Plc (c)	4,366	10,255
Vodafone Group Plc	2,132	6,500
		92,791
UNITED STATES OF AMERICA - 35.4%
Alphabet Inc. - Class A (c)	17	11,728
American International Group Inc.	226	11,955
Amgen Inc.	119	18,037
Apache Corp.	203	11,320
Apple Inc.	47	4,510
Baker Hughes Inc.	195	8,803
Capital One Financial Corp.	193	12,246
Chesapeake Energy Corp. (c) (e)	1,477	6,323
Chevron Corp.	38	4,000
Cisco Systems Inc.	479	13,732
Citigroup Inc.	454	19,248
Comcast Corp. - Class A	280	18,237
Eli Lilly & Co.	118	9,287
Gilead Sciences Inc.	98	8,134
Halliburton Co.	303	13,701
Hewlett Packard Enterprise Co.	478	8,736
HP Inc.	478	6,001
JPMorgan Chase & Co.	241	14,978
Medtronic Plc	130	11,267
Michael Kors Holdings Ltd. (c)	236	11,661
Microsoft Corp.	390	19,946
Morgan Stanley	400	10,390
Navistar International Corp. (c) (e)	619	7,231
Oracle Corp.	464	18,983
SunTrust Banks Inc.	335	13,755
Twenty-First Century Fox Inc. - Class A	356	9,634
United Parcel Service Inc. - Class B	89	9,558
		313,401
Total Common Stocks (cost $932,120)		875,166

SHORT TERM INVESTMENTS - 4.4%
Investment Company - 1.1%
JNL Money Market Fund, 0.26% (a) (h)	10,030	10,030

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	29,036	29,036
Total Short Term Investments (cost $39,066)		39,066
Total Investments - 103.3% (cost $971,186)		914,232
Other Assets and Liabilities, Net - (3.3%)		(29,411)
Total Net Assets - 100.0%		$884,821

Portfolio Composition:	Percentage of Total Investments
Financials	22.8%
Health Care	14.4
Energy	14.1
Industrials	10.9
Information Technology	10.1
Consumer Discretionary	9.9
Telecommunication Services	6.6
Materials	4.4
Consumer Staples	2.5
Short Term Investments	4.3
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund *

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 1.1%
CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (v)	$11,440	$10,854

GERMANY - 0.0%
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	648	758

SOUTH AFRICA - 0.4%
Edcon Ltd.
8.00%, 06/30/19 (r) (y), EUR	1,683	1,401
8.00%, 06/30/19 (r) (y), EUR	842	700
12.75%, 06/30/19 (r) (y), EUR	2,582	802
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	479
9.50%, 03/01/18 (r), EUR	7,150	2,301
		5,683
SWEDEN - 0.0%
Stena International SA, 5.75%, 03/01/24 (r)	700	574

UNITED STATES OF AMERICA - 0.0%
Linn Energy LLC, 0.00%, 12/15/20 (c) (d) (r)	1,500	514
Total Corporate Bonds and Notes (cost $37,555)		18,383

GOVERNMENT AND AGENCY OBLIGATIONS - 70.1%
BRAZIL - 10.2%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/18 (s), BRL	13,460	12,025
6.00%, 05/15/19 (s), BRL	3,660	3,270
6.00%, 08/15/20 - 08/15/24 (s), BRL	3,980	3,539
6.00%, 08/15/22 (s), BRL	14,680	12,980
Brazil Letras do Tesouro Nacional
0.00%, 07/01/16 - 01/01/18 (j), BRL	35,600	9,724
0.00%, 01/01/17 (j), BRL	39,820	11,606
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 - 01/01/19, BRL	23,270	6,991
10.00%, 01/01/21, BRL	117,845	34,209
10.00%, 01/01/23, BRL	28,300	8,062
10.00%, 01/01/25, BRL	214,300	59,931
10.00%, 01/01/27, BRL	14,700	4,069
		166,406
COLOMBIA - 3.2%
Colombia Government International Bond
4.38% - 7.75%, 04/14/21 - 03/21/23, COP	14,149,000	4,919
9.85%, 06/28/27, COP	942,000	386
Colombia TES
11.25%, 10/24/18, COP	8,392,000	3,139
7.00% - 10.00%, 09/11/19 - 07/24/24, COP	25,221,000	9,419
7.50%, 08/26/26, COP	27,737,000	9,432
6.00%, 04/28/28, COP	17,054,000	5,112
7.75%, 09/18/30, COP	50,501,000	17,411
Titulos de Tesoreria, 11.00%, 07/24/20, COP	4,536,000	1,777
		51,595
ECUADOR - 0.5%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	9,480	8,271

GHANA - 2.6%
Ghana Government Bond
19.04% - 26.00%, 02/13/17 - 05/27/19, GHS	98,548	24,159
24.50%, 10/22/18, GHS	36,816	9,278
21.00% - 24.50%, 03/23/20 - 06/21/21, GHS	20,370	5,144
Ghana Treasury Note, 23.30% - 24.25%, 10/09/17 - 06/11/18, GHS	14,180	3,567
		42,148
INDIA - 4.6%
India Government Bond
7.28%, 06/03/19, INR	15,800	235
7.16% - 8.35%, 05/03/20 - 05/20/23, INR	603,100	9,078
8.83%, 11/25/23, INR	1,020,400	16,126
9.15%, 11/14/24, INR	812,000	13,027
8.33%, 07/09/26, INR	750,000	11,660
8.15%, 11/24/26, INR	728,000	11,150
8.28% - 8.60%, 09/21/27 - 06/02/28, INR	815,500	12,767
		74,043
INDONESIA - 4.7%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,560
7.00%, 05/15/27, IDR	208,969,000	14,789
Indonesia Treasury Bond, 8.38%, 03/15/24, IDR	685,556,000	54,715
		77,064
KENYA - 0.6%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,411	9,626

MALAYSIA - 4.9%
Malaysia Government Bond
4.26%, 09/15/16, MYR	64,735	16,111
3.81%, 02/15/17, MYR	31,100	7,766
3.39%, 03/15/17, MYR	125,930	31,406
3.26% - 4.24%, 09/15/17 - 03/01/18, MYR	62,129	15,676
3.31%, 10/31/17, MYR	32,330	8,080
		79,039
MEXICO - 8.6%
Mexico Bonos
7.25%, 12/15/16, MXN	1,664,280	92,195
5.00%, 06/15/17, MXN	601,080	33,058
4.75%, 06/14/18, MXN	232,400	12,688

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Mexico Government Inflation Indexed Bond
3.50% - 4.00%, 12/14/17 - 06/13/19 (n), MXN	12,693	725
2.50%, 12/10/20 (n), MXN	4,143	229
		138,895
PHILIPPINES - 0.9%
Philippine Government Bond
2.13% - 9.13%, 09/04/16 - 08/18/18, PHP	251,199	5,346
3.88%, 11/22/19, PHP	451,950	9,943
		15,289
POLAND - 0.6%
Other Securities		9,946

PORTUGAL - 2.6%
Portugal Government International Bond, 5.13%, 10/15/24 (r)	40,660	40,648
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	411
5.65%, 02/15/24 (p), EUR	805	1,062
		42,121
SERBIA - 4.0%
Republic of Serbia
4.88%, 02/25/20 (r)	3,260	3,362
7.25%, 09/28/21 (r)	13,690	15,671
Serbia Treasury Bond
8.00% - 10.00%, 01/12/17 - 11/21/18, RSD	1,317,540	12,763
10.00%, 04/27/18, RSD	884,140	8,697
10.00%, 08/21/19, RSD	1,852,570	18,791
8.00% - 10.00%, 10/22/20 - 09/11/21, RSD	471,970	4,982
		64,266
SLOVENIA - 0.2%
Other Securities		2,579

SOUTH KOREA - 13.3%
Korea Monetary Stabilization Bond
1.49% - 1.96%, 07/09/16 - 02/02/18, KRW	25,413,300	22,122
2.46%, 08/02/16, KRW	17,965,100	15,611
1.56%, 08/09/16, KRW	20,975,100	18,214
2.22%, 10/02/16, KRW	9,339,100	8,127
1.61%, 11/09/16, KRW	9,319,400	8,101
2.07%, 12/02/16, KRW	18,875,500	16,443
1.56%, 10/02/17, KRW	25,207,800	21,966
Korea Treasury Bond
3.00%, 12/10/16, KRW	20,132,840	17,612
2.00%, 12/10/17, KRW	28,183,200	24,727
1.75%, 12/10/18, KRW	8,801,300	7,732
1.50%, 06/10/19, KRW	13,082,900	11,439
1.38% - 2.75%, 09/10/19 - 09/10/21, KRW	1,769,900	1,569
2.00%, 03/10/21, KRW	47,977,250	42,981
		216,644
SRI LANKA - 0.5%
Other Securities		7,477

UKRAINE - 4.2%
Ukraine Government International Bond
7.75%, 09/01/19 (r)	2,122	2,091
7.75%, 09/01/20 (r)	8,174	7,992
7.75%, 09/01/21 (r)	8,101	7,880
7.75%, 09/01/22 (r)	8,101	7,832
7.75%, 09/01/23 (r)	8,101	7,799
7.75%, 09/01/24 (r)	7,988	7,646
7.75%, 09/01/25 (r)	7,878	7,505
7.75%, 09/01/26 - 09/01/27 (r)	15,756	14,912
0.00%, 05/31/40 (i) (r)	16,220	5,254
		68,911
URUGUAY - 3.9%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	67,872	2,192
3.70% - 4.38%, 04/05/27 - 06/26/37 (n), UYU	164,021	4,729
4.38%, 12/15/28 (n), UYU	744,083	21,821
Uruguay Inflation Indexed Notas del Tesoro
2.25%, 08/23/17 (n), UYU	483,294	15,333
3.25%, 01/27/19 (n), UYU	313	10
2.50% - 4.00%, 06/10/20 - 05/25/25 (n), UYU	279,185	8,271
Uruguay Notas del Tesoro
11.00% - 13.25%, 03/21/17 - 04/08/18, UYU	129,140	4,095
13.90%, 07/29/20, UYU	239,148	7,602
		64,053
Total Government and Agency Obligations (cost $1,184,677)		1,138,373

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f) (p) (q)	—	126
CEVA Holdings LLC (c) (f) (p) (q)	—	8
CEVA Holdings LLC (c) (f) (p) (q)	1	272
Total Preferred Stocks (cost $1,496)		406

WARRANTS - 0.1%
SOUTH AFRICA - 0.1%
Edcon Ltd. (c) (f) (p) (q)	114,036	1,266
Edcon Ltd. (c) (f) (p) (q)	9,235	102
Edcon Ltd. (c) (f) (p) (q)	6	—
Total Warrants (cost $0)		1,368

SHORT TERM INVESTMENTS - 30.0%
Investment Company - 17.8%
JNL Money Market Fund, 0.26% (a) (h)	289,661	289,661

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	114	114

Treasury Securities - 12.2%
Malaysia Treasury Bill, 0.64% - 0.73%, 08/05/16 - 01/20/17, MYR	33,990	8,369
Mexico Cetes
0.19%, 08/04/16, MXN	34,811	18,970
0.21% - 0.23%, 08/18/16 - 02/02/17, MXN	208,858	26,035
0.23%, 11/24/16, MXN	3,147	1,692
0.20%, 12/08/16, MXN	40,904	21,952
0.24%, 05/25/17, MXN	86,791	45,643
Philippine Treasury Bill
0.03% - 0.04%, 07/06/16 - 06/07/17, PHP	326,720	6,871
0.03%, 04/05/17, PHP	1,074,620	22,469
Uruguay Treasury Bill, 0.37% - 0.38%, 07/28/16 - 05/19/17, UYU	403,438	12,141
Other Securities		34,139
		198,281
Total Short Term Investments (cost $488,397)		488,056
Total Investments - 101.3% (cost $1,712,125)		1,646,586
Other Assets and Liabilities, Net - (1.3%)		(21,119)
Total Net Assets - 100.0%		$1,625,467

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Government Securities	69.1%
Materials	0.7
Consumer Discretionary	0.4
Warrants	0.1
Short Term Investments	29.7
Total Investments	100.0%

JNL/Franklin Templeton Income Fund *

	Shares/Par †	Value
COMMON STOCKS - 43.5%
CONSUMER DISCRETIONARY - 3.6%
Ford Motor Co.	1,180	$14,834
General Motors Co.	1,054	29,837
Target Corp.	305	21,295
Other Securities		17,236
		83,202
CONSUMER STAPLES - 1.5%
PepsiCo Inc.	237	25,097
Other Securities		9,876
		34,973
ENERGY - 7.7%
BP Plc - ADR (e)	815	28,941
Chevron Corp.	300	31,449
Royal Dutch Shell Plc - ADR - Class A	1,180	65,160
Total SA - ADR	500	24,050
Other Securities		27,559
		177,159
FINANCIALS - 3.3%
JPMorgan Chase & Co.	311	19,301
MetLife Inc.	398	15,844
Wells Fargo & Co.	400	18,932
Other Securities		23,165
		77,242
HEALTH CARE - 5.0%
AstraZeneca Plc	405	24,212
Eli Lilly & Co.	250	19,688
Pfizer Inc.	948	33,383
Sanofi SA - ADR	610	25,528
Other Securities		13,194
		116,005
INDUSTRIALS - 5.9%
General Electric Co.	1,048	32,982
Raytheon Co.	215	29,229
United Technologies Corp.	262	26,868
Other Securities		46,202
		135,281
INFORMATION TECHNOLOGY - 5.9%
Apple Inc.	370	35,384
Cisco Systems Inc.	310	8,905
Intel Corp.	652	21,376
Microsoft Corp.	590	30,201
Texas Instruments Inc.	252	15,757
Other Securities		24,918
		136,541
MATERIALS - 4.4%
BASF SE	300	23,004
Dow Chemical Co.	850	42,253
Rio Tinto Plc - ADR (e)	880	27,544
Other Securities		8,770
		101,571
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications Inc.	420	23,453
Other Securities		12,280
		35,733
UTILITIES - 4.6%
Dominion Resources Inc.	253	19,748
Duke Energy Corp.	226	19,423
PG&E Corp.	380	24,277
Other Securities		41,921
		105,369
Total Common Stocks (cost $945,489)		1,003,076

EQUITY LINKED STRUCTURED NOTES - 4.4%
CONSUMER DISCRETIONARY - 1.5%
Morgan Stanley Equity Linked Note (Ford Motor Co.) (r)	1,242	15,431
Royal Bank of Canada Equity Linked Note (Target Corp.) (r)	275	19,476
		34,907
FINANCIALS - 0.5%
Citigroup Inc. Equity Linked Note (Bank of America Corp.) (r)	850	11,119

HEALTH CARE - 0.5%
Other Securities		10,274

INFORMATION TECHNOLOGY - 1.9%
Wells Fargo & Co. Equity Linked Note (Cisco Systems Inc.) (r)	410	11,507
Wells Fargo & Co. Equity Linked Note (Intel Corp.) (r)	664	21,473
Other Securities		11,284
		44,264
Total Equity Linked Structured Notes (cost $105,113)		100,564

PREFERRED STOCKS - 3.9%
ENERGY - 0.0%
Other Securities		465

FINANCIALS - 2.0%
Bank of America Corp., 7.25% - Series L (e) (m) (v)	12	14,185
Wells Fargo & Co., 6.38% - Series L (m) (v)	10	12,992
Other Securities		17,702
		44,879
HEALTH CARE - 0.7%
Other Securities		14,939

INDUSTRIALS - 0.0%
Other Securities		638

MATERIALS - 0.4%
Other Securities		9,861

UTILITIES - 0.8%
Dominion Resources Inc., 6.00%, 07/11/16 - Series B (v)	37	2,193
Dominion Resources Inc., 6.38%, 07/01/17 - Series A	70	3,603
Other Securities		12,956
		18,752
Total Preferred Stocks (cost $90,039)		89,534

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 35.6%
CONSUMER DISCRETIONARY - 4.6%
DISH DBS Corp.
5.88%, 07/15/22	$2,000	1,945
5.00%, 03/15/23	11,000	10,010
5.88%, 11/15/24	4,800	4,482
iHeartCommunications Inc.
9.00%, 12/15/19	2,356	1,791
9.00%, 03/01/21	16,000	11,280
9.00%, 09/15/22 (e)	6,000	4,162
Other Securities		72,734
		106,404
CONSUMER STAPLES - 0.9%
Other Securities		21,240
ENERGY - 4.6%
Weatherford International Ltd.
5.13%, 09/15/20 (e)	4,400	4,143
7.75%, 06/15/21 (e)	5,000	4,869
5.88%, 07/01/21	11,675	12,689
8.25%, 06/15/23 (e)	2,400	2,280
Other Securities		82,903
		106,884
FINANCIALS - 6.0%
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (m)	4,000	4,060
8.13% (callable at 100 beginning 05/15/18) (m)	1,000	1,003
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	10,000	9,600
5.90% (callable at 100 beginning 02/15/23) (m)	6,500	6,402
5.95% (callable at 100 beginning 08/15/20) (m)	8,000	7,794
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	6,917
6.30% (callable at 100 beginning 05/15/24) (m)	10,600	10,546
Diamond 1 Finance Corp.
4.42%, 06/15/21 (r)	7,100	7,297
5.88%, 06/15/21 (e) (r)	2,100	2,152
5.45%, 06/15/23 (r)	7,000	7,258
7.13%, 06/15/24 (e) (r)	2,200	2,298
6.02%, 06/15/26 (r)	5,400	5,603
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,475
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,945
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	10,312
7.90% (callable at 100 beginning 04/30/18) (m)	5,800	5,916
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,835
Other Securities		32,668
		138,081
HEALTH CARE - 5.4%
Community Health Systems Inc.
8.00%, 11/15/19 (e)	17,500	17,084
7.13%, 07/15/20 (e)	5,000	4,635
6.88%, 02/01/22 (e)	12,000	10,500
HCA Inc.
7.50%, 02/15/22	4,100	4,662
5.88%, 05/01/23	7,500	7,997
5.25%, 04/15/25	3,000	3,135
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (e) (r)	17,000	16,182
Tenet Healthcare Corp.
8.00%, 08/01/20	1,800	1,843
4.38%, 10/01/21	9,500	9,452
8.13%, 04/01/22	11,000	11,273
6.75%, 06/15/23 (e)	5,500	5,266
Other Securities		31,517
		123,546
INDUSTRIALS - 2.4%
XPO Logistics Inc.
7.88%, 09/01/19 (r)	2,000	2,040
6.50%, 06/15/22 (e) (r)	10,000	9,537
Other Securities		43,024
		54,601
INFORMATION TECHNOLOGY - 1.8%
Western Digital Corp.
7.38%, 04/01/23 (r)	5,000	5,325
10.50%, 04/01/24 (r)	5,000	5,350
Other Securities		31,844
		42,519
MATERIALS - 2.2%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,200	1,220
6.00%, 06/30/21 (r)	5,000	4,963
4.63%, 05/15/23 (r)	7,500	7,387
7.25%, 05/15/24 (r)	5,100	5,205
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	20,000	22,100
Other Securities		10,635
		51,510
TELECOMMUNICATION SERVICES - 5.0%
Sprint Corp.
7.88%, 09/15/23	9,400	7,684
7.13%, 06/15/24	5,500	4,352
7.63%, 02/15/25	10,000	7,912
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	7,300	7,774
7.00%, 08/15/20	5,000	4,469
11.50%, 11/15/21	7,500	7,410
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	10,350
6.63%, 04/01/23	7,500	7,928
Other Securities		57,071
		114,950
UTILITIES - 2.7%
Calpine Corp.
5.38%, 01/15/23 (e)	10,000	9,750
5.75%, 01/15/25 (e)	6,500	6,321
5.25%, 06/01/26 (r)	10,000	9,975
Dynegy Inc.
6.75%, 11/01/19	15,000	15,038
7.38%, 11/01/22	10,000	9,650
Other Securities		10,622
		61,356
Total Corporate Bonds and Notes (cost $860,796)		821,091

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
VARIABLE RATE SENIOR LOAN INTERESTS - 2.8% (i)
CONSUMER DISCRETIONARY - 1.3%
iHeartCommunications Inc. Term Loan D, 7.20%, 01/30/19	$20,000	14,556
Other Securities		16,214
		30,770
FINANCIALS - 0.2%
Other Securities		3,905

HEALTH CARE - 0.5%
Other Securities		10,063

INDUSTRIALS - 0.5%
XPO Logistics Inc. Term Loan, 5.50%, 10/27/21	5,985	5,985
Other Securities		6,359
		12,344
INFORMATION TECHNOLOGY - 0.3%
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	7,500	7,523
Total Variable Rate Senior Loan Interests (cost $70,696)		64,605

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	100	1
Total Other Equity Interests (cost $0)		1

SHORT TERM INVESTMENTS - 15.3%
Investment Company - 8.9%
JNL Money Market Fund, 0.26% (a) (h)	205,429	205,429

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	148,799	148,799
Total Short Term Investments (cost $354,228)		354,228

Total Investments - 105.5% (cost $2,426,361)		2,433,099
Other Assets and Liabilities, Net - (5.5%)		(126,493)
Total Net Assets - 100.0%		$2,306,606

Portfolio Composition:	Percentage of Total Investments
Energy	11.7%
Financials	11.3
Health Care	11.3
Consumer Discretionary	10.5
Information Technology	9.5
Industrials	8.3
Utilities	7.6
Materials	6.7
Telecommunication Services	6.2
Consumer Staples	2.3
Short Term Investments	14.6
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund *

	Shares/Par †	Value
COMMON STOCKS - 96.0%
AUSTRIA - 0.2%
Other Securities		1,178
BELGIUM - 0.5%
Other Securities		2,369
BERMUDA - 2.8%
Arch Capital Group Ltd. (c)	148	10,668
Axis Capital Holdings Ltd.	70	3,830
		14,498
BRAZIL - 0.8%
Other Securities		3,847

CANADA - 8.7%
Fairfax Financial Holdings Ltd.	28	15,188
Fairfax India Holdings Corp. (c)	1,287	13,512
Other Securities		16,217
		44,917
CHINA - 4.8%
New Oriental Education & Technology Group - ADR	461	19,316
Other Securities		5,520
		24,836
DENMARK - 1.4%
ISS A/S	185	6,962

FINLAND - 5.5%
Amer Sports Oyj - Class A	136	3,725
Huhtamaki Oyj - Class I	94	3,898
Uponor Oyj	651	10,327
Valmet Corp.	785	10,480
		28,430
FRANCE - 3.9%
Beneteau SA	701	6,661
Elis SA	481	8,427
Euler Hermes SA	57	4,743
		19,831
GERMANY - 2.2%
Gerresheimer AG	52	3,983
Rational AG	8	3,556
Other Securities		3,980
		11,519
GREECE - 0.7%
Diana Shipping Inc. (c)	1,398	3,397

HONG KONG - 3.9%
Techtronic Industries Co.	964	4,027
VTech Holdings Ltd. (e)	280	2,956
Other Securities		12,906
		19,889
INDIA - 0.4%
Other Securities		1,914

IRELAND - 7.0%
C&C Group Plc	2,390	9,372
Dalata Hotel Group Plc (c)	1,440	5,834
Grafton Group Plc	1,246	8,238
Green REIT Plc	4,909	7,567
Irish Residential Properties REIT Plc	3,850	4,742
		35,753
ITALY - 2.9%
Interpump Group SpA	211	3,307
Prysmian SpA	510	11,201
Other Securities		226
		14,734
JAPAN - 8.1%
Aderans Holdings Co. Ltd.	735	3,632
Asatsu-DK Inc. (e)	208	4,922

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Kobayashi Pharmaceutical Co. Ltd.	91	4,019
Meitec Corp.	92	3,124
Tsumura & Co.	143	3,876
Other Securities		22,193
		41,766
LUXEMBOURG - 0.5%
Other Securities		2,727

NETHERLANDS - 4.2%
Aalberts Industries NV	116	3,464
Sligro Food Group NV	271	10,392
Other Securities		7,879
		21,735
NORWAY - 0.4%
Other Securities		2,266

PHILIPPINES - 0.5%
Other Securities		2,675

POLAND - 0.2%
Other Securities		1,028

SINGAPORE - 3.1%
ARA Asset Management Ltd.	11,411	11,705
Straits Trading Co. Ltd.	2,687	3,990
		15,695
SOUTH KOREA - 1.8%
Other Securities		9,399

SPAIN - 3.4%
Lar Espana Real Estate Socimi SA	812	7,261
Zardoya Otis SA (e)	650	6,138
Other Securities		3,896
		17,295
SWEDEN - 1.1%
Thule Group AB (p)	225	3,216
Other Securities		2,615
		5,831
SWITZERLAND - 3.6%
Panalpina Welttransport Holding AG (e)	100	11,931
Other Securities		6,588
		18,519
TAIWAN - 1.6%
Other Securities		7,947

THAILAND - 0.1%
Other Securities		464

UNITED KINGDOM - 18.5%
Amec Foster Wheeler Plc	1,849	12,157
Carpetright Plc (c)	1,007	3,090
Clarkson Plc (e)	371	10,980
Countrywide Plc	924	3,032
Headlam Group Plc	1,365	7,830
Kennedy Wilson Europe Real Estate Plc	921	11,832
Morgan Sindall Group Plc	443	3,877
PageGroup Plc	1,778	7,059
Serco Group Plc (c)	2,797	4,162
Sthree Plc	987	3,267
Vesuvius Plc	2,419	9,239
Other Securities		18,319
		94,844
UNITED STATES OF AMERICA - 3.2%
RenaissanceRe Holdings Ltd.	126	14,774
Other Securities		1,859
		16,633
Total Common Stocks (cost $523,050)		492,898

PREFERRED STOCKS - 0.4%
BRAZIL - 0.2%
Other Securities		1,300

GERMANY - 0.2%
Other Securities		805
Total Preferred Stocks (cost $2,551)		2,105

SHORT TERM INVESTMENTS - 9.5%
Investment Company - 2.5%
JNL Money Market Fund, 0.26% (a) (h)	12,906	12,906

Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	35,992	35,992
Total Short Term Investments (cost $48,898)		48,898

Total Investments - 105.9% (cost $574,499)		543,901
Other Assets and Liabilities, Net - (5.9%)		(30,243)
Total Net Assets - 100.0%		$513,658

Portfolio Composition:	Percentage of Total Investments
Industrials	27.4%
Financials	25.0
Consumer Discretionary	18.2
Consumer Staples	7.5
Information Technology	4.3
Energy	3.7
Materials	2.7
Health Care	2.2
Short Term Investments	9.0
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund *

	Shares/Par †	Value
COMMON STOCKS - 88.3%
CONSUMER DISCRETIONARY - 8.8%
CBS Corp. - Class B	279	$15,174
Charter Communications Inc. - Class A (c)	72	16,355
General Motors Co.	513	14,523
Relx Plc	755	13,904
Twenty-First Century Fox Inc. - Class B	478	13,035
Other Securities		26,220
		99,211
CONSUMER STAPLES - 12.5%
Altria Group Inc.	234	16,114
British American Tobacco Plc	343	22,251
CVS Health Corp.	125	12,002
Imperial Brands Plc	287	15,591
Kroger Co.	371	13,662
PepsiCo Inc.	137	14,492
Reynolds American Inc.	253	13,643
Walgreens Boots Alliance Inc.	186	15,506
Other Securities		17,425
		140,686
ENERGY - 7.8%
Baker Hughes Inc.	234	10,578

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Kinder Morgan Inc.	773	14,475
Marathon Oil Corp.	911	13,672
Royal Dutch Shell Plc - Class A	294	8,077
Royal Dutch Shell Plc - Class A	501	13,736
Other Securities		26,712
		87,250
FINANCIALS - 20.3%
Alleghany Corp. (c)	31	17,239
Allstate Corp.	171	11,953
American International Group Inc.	416	21,980
Chubb Ltd.	143	18,715
CIT Group Inc.	283	9,042
Citigroup Inc.	280	11,855
Citizens Financial Group Inc.	565	11,286
JPMorgan Chase & Co.	291	18,054
MetLife Inc.	296	11,802
PNC Financial Services Group Inc.	287	23,379
SunTrust Banks Inc.	250	10,286
Wells Fargo & Co.	208	9,841
White Mountains Insurance Group Ltd.	17	14,429
XL Group Plc	476	15,864
Other Securities		22,365
		228,090
HEALTH CARE - 14.1%
Eli Lilly & Co.	322	25,337
Medtronic Plc	469	40,692
Merck & Co. Inc.	680	39,186
Novartis AG - ADR	230	18,986
Stryker Corp.	147	17,660
Teva Pharmaceutical Industries Ltd. - ADR	230	11,560
Other Securities		5,115
		158,536
INDUSTRIALS - 3.9%
A P Moller - Maersk A/S - Class B	7	9,454
Caterpillar Inc.	186	14,100
Other Securities		20,454
		44,008
INFORMATION TECHNOLOGY - 14.4%
CA Inc.	457	15,018
Cisco Systems Inc.	666	19,115
EMC Corp.	541	14,710
Microsoft Corp.	779	39,836
Nokia Oyj (e)	1,026	5,846
Nokia Oyj - ADR (e)	823	4,683
Samsung Electronics Co. Ltd.	11	14,004
Symantec Corp.	1,009	20,718
Xerox Corp.	1,086	10,302
Other Securities		17,413
		161,645
MATERIALS - 4.0%
International Paper Co.	334	14,152
Other Securities		30,728
		44,880
TELECOMMUNICATION SERVICES - 2.0%
Vodafone Group Plc	4,440	13,538
Other Securities		8,749
		22,287
UTILITIES - 0.5%
Other Securities		5,557
Total Common Stocks (cost $906,334)		992,150

CORPORATE BONDS AND NOTES - 1.8%
CONSUMER DISCRETIONARY - 0.5%
iHeartCommunications Inc., 9.00%, 12/15/19	$7,449	5,661

ENERGY - 0.0%
Other Securities		83

FINANCIALS - 0.0%
Other Securities		—

HEALTH CARE - 0.5%
Other Securities		5,433

INFORMATION TECHNOLOGY - 0.7%
Other Securities		8,068

UTILITIES - 0.1%
Other Securities		1,422
Total Corporate Bonds and Notes (cost $33,742)		20,667

VARIABLE RATE SENIOR LOAN INTERESTS - 2.3% (i)
CONSUMER DISCRETIONARY - 1.6%
iHeartCommunications Inc. Term Loan D, 7.20%, 01/30/19	4,339	3,158
iHeartCommunications Inc. Term Loan E, 7.95%, 07/30/19	1,395	1,015
Other Securities		14,011
		18,184
INFORMATION TECHNOLOGY - 0.4%
Other Securities		4,230

UTILITIES - 0.3%
Other Securities		3,905
Total Variable Rate Senior Loan Interests (cost $34,955)		26,319

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Other Securities		3,170
Total Government and Agency Obligations (cost $4,123)		3,170

OTHER EQUITY INTERESTS - 0.1%
Other Securities		865
Total Other Equity Interests (cost $1,709)		865

SHORT TERM INVESTMENTS - 8.2%
Investment Company - 6.6%
JNL Money Market Fund, 0.26% (a) (h)	73,945	73,945
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	17,665	17,665
Total Short Term Investments (cost $91,610)		91,610

Total Investments - 101.0% (cost $1,072,473)		1,134,781
Other Assets and Liabilities, Net - (1.0%)		(10,969)
Total Net Assets - 100.0%		$1,123,812

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	20.2%
Information Technology	15.3
Health Care	14.4
Consumer Staples	12.4
Consumer Discretionary	10.8
Energy	7.7
Materials	3.9
Industrials	3.9
Telecommunication Services	2.0
Utilities	1.0
Government Securities	0.3
Short Term Investments	8.1
Total Investments	100.0%

JNL/Goldman Sachs Core Plus Bond Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.9%
ACIS CLO Ltd.
1.13%, 10/14/22 (i) (r)	$617	$612
1.33%, 10/14/22 (i) (r)	4,794	4,703
2.12%, 05/01/26 (i) (r)	5,000	4,871
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20 (f) (i) (p) (q), EUR	2,635	2,836
Crown Point CLO III Ltd., 2.19%, 12/31/27 (i) (r)	9,550	9,073
Duane Street CLO IV Ltd., 0.89%, 11/14/21 (i) (r)	6,388	6,297
Greywolf CLO V Ltd., 2.24%, 04/25/27 (i) (r)	3,500	3,485
Halcyon Loan Advisors Funding Ltd.
2.63%, 04/28/25 (i) (r)	3,800	3,672
2.16%, 04/18/26 (i) (r)	2,550	2,524
REMIC, 2.03%, 07/25/27 (i) (r)	5,800	5,685
ICG U.S. CLO Ltd., 1.78%, 04/20/26 (i) (r)	4,197	4,107
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	146
5.48%, 02/12/44 (i)	200	202
Morgan Stanley Mortgage Loan Trust, 3.08% - 3.13%, 08/25/34 - 03/25/36 (i)	1,045	851
OCP CLO Ltd., 1.46%, 04/26/26 (i) (r)	5,800	5,576
OFSI Fund VI Ltd., 1.84%, 03/20/25 (i) (r)	5,700	5,456
OFSI Fund VII Ltd., 1.97%, 10/18/26 (i) (r)	1,300	1,272
SLM Student Loan Trust
2.29%, 01/24/17 (i)	2,450	2,451
0.70%, 07/25/22 (i)	4,800	4,500
1.39%, 04/25/23 (i)	1,054	1,015
2.34%, 07/25/23 (i)	2,685	2,686
0.76%, 01/25/27 (i)	5,361	5,112
0.76%, 12/15/32 (r)	4,582	4,059
SPS Servicer Advance Receivables Trust, 2.62%, 01/16/17 (r)	5,100	5,096
THL Credit Wind River CLO Ltd., 1.78%, 04/20/25 (i) (r)	4,800	4,743
Z Capital Credit Partners CLO Ltd., 2.11%, 07/16/27 (i) (r)	6,150	5,743
Other Securities		34,139
Total Non-U.S. Government Agency Asset-Backed Securities (cost $133,109)		130,912

CORPORATE BONDS AND NOTES - 27.3%

CONSUMER DISCRETIONARY - 2.7%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,700
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,698
Comcast Corp., 3.38%, 08/15/25	4,650	5,011
DISH DBS Corp., 7.75%, 07/01/26 (r)	2,950	3,046
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,630
Other Securities		15,250
		32,335
CONSUMER STAPLES - 3.3%
CVS Caremark Corp., 3.38% - 4.13%, 05/15/21 - 08/12/24	3,049	3,277
CVS Health Corp.
3.50%, 07/20/22	2,775	2,988
2.88%, 06/01/26	3,450	3,526
Reynolds American Inc., 4.45%, 06/12/25	8,000	8,939
Other Securities		21,078
		39,808
ENERGY - 2.2%
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	3,325	2,929
7.03%, 01/15/68 (i)	550	580
Other Securities		23,008
		26,517
FINANCIALS - 10.9%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	7,150
3.65%, 02/01/26	3,425	3,666
4.90%, 02/01/46	900	1,054
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	2,875	2,928
BAT International Finance Plc, 3.95%, 06/15/25 (r)	4,425	4,927
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	250	251
6.50%, 08/08/23 (r)	1,100	1,150
Crown Castle International Corp., 5.25%, 01/15/23	2,275	2,553
ING Bank NV, 4.12%, 11/21/23 (i)	2,875	2,915
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,425	1,430
3.88%, 01/16/18	3,075	3,155
5.02%, 06/26/24 (r)	1,200	1,103
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,565
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (e) (m)	1,850	1,833
3.88% - 4.00%, 04/29/24 - 07/23/25	1,300	1,392
3.70%, 10/23/24	3,000	3,140
Santander UK Plc, 5.00%, 11/07/23 (r)	3,810	3,911
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,363
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,822
Other Securities		78,699
		131,007
HEALTH CARE - 3.0%
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	3,029
EMD Finance LLC, 2.95%, 03/19/22 (r)	3,650	3,740
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,297
5.00%, 12/15/21 (r)	1,700	1,903
Other Securities		23,542
		36,511
INDUSTRIALS - 0.7%
Other Securities		7,826

INFORMATION TECHNOLOGY - 1.6%
Fidelity National Information Services Inc., 3.63%, 10/15/20	2,750	2,907
Intel Corp., 3.70%, 07/29/25	2,550	2,834

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NXP BV, 4.63%, 06/01/23 (r)	4,250	4,324
Other Securities		9,431
		19,496
MATERIALS - 0.2%
Other Securities		2,784

TELECOMMUNICATION SERVICES - 2.2%
Telefonica Emisiones SAU, 5.46%, 02/16/21	3,225	3,680
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,344
5.15%, 09/15/23	8,750	10,194
4.15%, 03/15/24	725	800
4.67%, 03/15/55	1,023	1,033
Other Securities		6,517
		26,568
UTILITIES - 0.5%
Other Securities		6,011
Total Corporate Bonds and Notes (cost $316,893)		328,863

GOVERNMENT AND AGENCY OBLIGATIONS - 59.5%
GOVERNMENT SECURITIES - 26.5%
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank, 2.88%, 06/13/25	6,650	7,231
Federal National Mortgage Association - 0.5% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,781
6.63%, 11/15/30	900	1,380
		5,161
Municipals - 1.3%
State of California
7.95%, 03/01/36	1,290	1,563
7.63%, 03/01/40	2,390	3,778
Other Securities		10,607
		15,948
Sovereign - 4.5%
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,296
Israel Government AID Bond
5.50%, 09/18/23	3,700	4,679
5.50%, 12/04/23 - 04/26/24	1,800	2,277
Kreditanstalt fur Wiederaufbau, 1.13%, 08/06/18	9,600	9,659
Tennessee Valley Authority
3.88%, 02/15/21	3,700	4,151
4.63% - 5.98%, 04/01/36 - 09/15/60	2,050	2,819
Other Securities		25,229
		54,110
Treasury Inflation Index Securities - 7.0%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.35%, 09/15/19 (n), EUR	5,254	6,334
2.35%, 09/15/24 (n) (r), EUR	1,255	1,600
Spain Government Inflation Indexed Bond, 0.55%, 11/30/19 (n) (r), EUR	5,113	5,854
U.S. Treasury Inflation Indexed Note
2.50%, 07/15/16 (e) (n)	24,880	24,948
0.13%, 04/15/18 (n)	18,941	19,224
0.13%, 04/15/19 (n)	1,971	2,013
0.13% - 0.63%, 01/15/23 - 01/15/26 (n)	6,347	6,579
0.13%, 07/15/24 (n)	4,232	4,276
0.38%, 07/15/25 (n)	4,591	4,728
2.50%, 01/15/29 (n)	3,733	4,731
1.38% - 2.13%, 02/15/40 - 02/15/44 (n)	2,979	3,663
		83,950
U.S. Treasury Securities - 12.6%
U.S. Treasury Bond
3.63%, 08/15/43 (o)	5,800	7,489
3.75%, 11/15/43 (o)	11,900	15,713
3.63%, 02/15/44	11,820	15,251
3.00%, 11/15/44	10,400	11,968
2.88%, 08/15/45	3,500	3,931
3.00%, 11/15/45	15,800	18,183
2.50%, 05/15/46	2,090	2,180
U.S. Treasury Note
0.88%, 11/30/17	7,620	7,652
0.75%, 12/31/17	3,700	3,710
0.75%, 01/31/18	8,000	8,022
0.75%, 02/28/18	9,990	10,018
1.63%, 07/31/20	27,500	28,284
1.75%, 09/30/22	6,000	6,192
1.88%, 10/31/22	10,350	10,757
2.13% - 2.25%, 05/15/25 - 11/15/25	2,400	2,548
		151,898
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.0%
Federal Home Loan Mortgage Corp. - 6.6%
Federal Home Loan Mortgage Corp.
3.11% - 5.00%, 02/25/23 - 03/01/26	1,558	1,689
4.25%, 03/25/25 (i)	700	724
3.08% - 3.75%, 10/25/27 - 01/01/37 (i)	1,126	1,154
3.00% - 7.00%, 04/01/28 - 05/01/46	15,570	17,002
6.00%, 11/01/37 - 03/01/39	64	72
3.50%, 04/01/43	13,766	14,544
3.50%, 03/01/46	3,942	4,166
3.50%, 03/01/46	7,873	8,414
3.50%, 04/01/46	9,903	10,525
3.50%, 06/01/46, TBA (g)	2,000	2,150
Interest Only, 3.00%, 12/15/27 (p) (q)	905	77
REMIC, 3.03%, 10/25/20	4,700	5,004
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,496	1,559
REMIC, 3.46%, 08/25/23 (i)	800	884
REMIC, 2.81%, 01/25/25	6,100	6,474
REMIC, 0.79% - 0.94%, 11/15/45 - 05/15/46 (i)	3,758	3,757
REMIC, Interest Only, 5.66%, 07/15/39 (i) (p) (q)	955	170
REMIC, Interest Only, 5.66%, 11/15/43 (i) (p) (q)	1,374	227
REMIC, Interest Only, 5.61%, 04/15/44 (i) (p) (q)	1,378	205
REMIC, Interest Only, 5.16%, 05/15/45 (i) (p) (q)	1,427	221
		79,018
Federal National Mortgage Association - 17.5%
Federal National Mortgage Association
2.80% - 6.50%, 03/01/18 - 05/01/19	5,821	6,007
4.51%, 06/01/19	4,400	4,590
3.42% - 6.00%, 10/01/20 - 05/01/25	4,906	5,306
4.38%, 06/01/21	3,226	3,604
1.65%, 07/25/24 (i)	234	235
3.00% - 8.00%, 04/01/30 - 05/01/46	21,962	23,811
2.36% - 2.82%, 11/01/35 - 09/01/36 (i)	813	859
7.00%, 03/01/39	415	494
3.50%, 01/01/46	17,642	18,627
3.50%, 01/01/46	17,749	18,740
3.50%, 01/01/46	17,734	18,724
3.50%, 06/01/46, TBA (g)	1,000	1,076
3.00%, 07/15/46, TBA (g)	21,000	21,792
4.00%, 07/15/46, TBA (g)	35,000	37,519
3.00%, 08/15/46, TBA (g)	32,000	33,148

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
REMIC, 5.00% - 7.00%, 06/25/41 - 10/25/42	3,642	4,125
REMIC, 0.80% - 0.95%, 08/25/42 - 06/25/46 (i)	7,657	7,653
REMIC, Interest Only, 4.54%, 11/25/40 (i) (p) (q)	3,946	617
REMIC, Interest Only, 5.70%, 07/25/42 (i) (p) (q)	905	131
REMIC, Interest Only, 6.22%, 07/25/42 (i) (p) (q)	786	142
REMIC, Interest Only, 5.65%, 09/25/43 (i) (p) (q)	966	156
REMIC, Interest Only, 5.65%, 12/25/43 (i) (p) (q)	2,080	378
REMIC, Interest Only, 5.80%, 01/25/45 (i) (p) (q)	1,011	185
REMIC, Interest Only, 5.25%, 11/25/45 (i) (p) (q)	2,063	344
REMIC, Interest Only, 5.25%, 11/25/45 (i) (p) (q)	538	81
REMIC, Interest Only, 5.25%, 11/25/45 (i) (p) (q)	14,216	2,065
REMIC, Interest Only, 5.80%, 11/25/45 (i) (p) (q)	907	134
REMIC, Interest Only, 5.70%, 02/25/46 (i) (p) (q)	1,922	453
		210,996
Government National Mortgage Association - 8.9%
Government National Mortgage Association
3.95%, 07/15/25	657	715
4.00% - 6.00%, 06/15/34 - 04/20/46	3,586	3,901
4.00%, 10/20/43	3,619	3,867
4.00%, 01/20/45	19,875	21,253
4.00%, 08/20/45	11,953	12,781
4.00%, 09/20/45, TBA (g)	1,000	1,069
4.00%, 12/20/45	3,861	4,132
4.00%, 01/20/46	25,589	27,384
4.00%, 02/20/46	9,005	9,640
4.00%, 03/20/46	6,811	7,303
4.00%, 05/20/46	6,165	6,602
4.00%, 07/15/46, TBA (g)	4,000	4,276
REMIC, 5.00%, 10/20/44 (p) (q)	2,650	456
REMIC, Interest Only, 5.30%, 03/20/40 (i) (p) (q)	1,447	200
REMIC, Interest Only, 5.55%, 08/20/40 (i) (p) (q)	2,017	320
REMIC, Interest Only, 5.70%, 05/20/41 (i) (p) (q)	1,379	207
REMIC, Interest Only, 5.80%, 12/20/42 (i) (p) (q)	756	120
REMIC, Interest Only, 5.70%, 07/20/43 (i) (p) (q)	485	79
REMIC, Interest Only, 6.26%, 08/16/43 (i) (p) (q)	967	191
REMIC, Interest Only, 5.65%, 09/20/43 (i) (p) (q)	517	83
REMIC, Interest Only, 5.65%, 10/20/43 (i) (p) (q)	2,568	316
REMIC, Interest Only, 5.70%, 11/20/43 (i) (p) (q)	464	76
REMIC, Interest Only, 5.65%, 03/20/44 (i) (p) (q)	585	94
REMIC, Interest Only, 5.15%, 09/20/44 (i) (p) (q)	630	85
REMIC, Interest Only, 5.00%, 08/20/45 (p) (q)	2,266	373
REMIC, Interest Only, 5.26%, 08/20/45 (i) (p) (q)	3,366	493
REMIC, Interest Only, 5.29%, 08/20/45 (i) (p) (q)	801	99
REMIC, Interest Only, 5.27%, 09/20/45 (i) (p) (q)	829	115
REMIC, Interest Only, 5.75%, 09/20/45 (i) (p) (q)	2,040	361
REMIC, Interest Only, 5.25%, 10/20/45 (i) (p) (q)	732	103
REMIC, Interest Only, 5.75%, 11/20/45 (i) (p) (q)	671	97
REMIC, Interest Only, 5.20%, 01/20/46 (i) (p) (q)	884	117
REMIC, Interest Only, 5.20%, 01/20/46 (i) (p) (q)	2,380	314
REMIC, Interest Only, 5.20%, 01/20/46 (i) (p) (q)	1,829	237
		107,459
Total Government and Agency Obligations (cost $693,080)		715,771

CREDIT LINKED STRUCTURED NOTES - 0.4%
BRAZIL - 0.4%
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (p) (q), BRL	4,840	$4,404
Total Credit Linked Structured Notes (cost $5,114)		4,404

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 6.7%
Investment Company - 5.3%
JNL Money Market Fund, 0.26% (a) (h)	64,121	64,121
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	16,089	16,089
Total Short Term Investments (cost $80,210)		80,210

Total Investments - 104.7% (cost $1,228,590)		1,260,160
Total Forward Sales Commitments - (3.8%) (proceeds $45,143)		(45,358)
Other Assets and Liabilities, Net - (0.9%)		(11,588)
Total Net Assets - 100.0%		$1,203,214

FORWARD SALES COMMITMENTS - 3.8%
GOVERNMENT AND AGENCY OBLIGATIONS - 3.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.8%
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp., 3.50%, 07/15/46, TBA (g)	$18,000	$18,980
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association, 3.50%, 07/15/46, TBA (g)	25,000	26,378
Total Forward Sales Commitments - 3.8% (proceeds $45,143)		$45,358

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Net Investments
U.S. Government Agency MBS	29.0%
Government Securities	26.2
Financials	11.3
Non-U.S. Government Agency ABS	10.6
Consumer Staples	3.3
Health Care	3.0
Consumer Discretionary	2.7
Telecommunication Services	2.2
Energy	2.2
Information Technology	1.6
Industrials	0.6
Utilities	0.5
Materials	0.2
Short Term Investments	6.6
Net Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund *

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 23.3%
ARGENTINA - 1.1%
Arcor S.A.I.C., 6.00%, 07/06/23 (r)	$1,000	$1,005
YPF SA, 8.88%, 12/19/18	1,720	1,853
Other Securities		889
		3,747
AUSTRALIA - 0.2%
Other Securities		607

AUSTRIA - 0.1%
Other Securities		503

BANGLADESH - 0.2%
Other Securities		525

BRAZIL - 1.5%
Banco do Brasil SA
6.25% (callable at 100 beginning 04/15/24) (m)	1,190	735
9.00% (callable at 100 beginning 06/18/24) (m)	770	597
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	770	687
5.33%, 02/15/28 (r)	570	509
Petrobras International Finance Co.
5.75%, 01/20/20	420	405
5.38%, 01/27/21	270	249
Other Securities		1,694
		4,876
CANADA - 0.2%
Other Securities		747

CHILE - 2.1%
Cencosud SA, 6.63%, 02/12/45	1,138	1,109
GNL Quintero SA, 4.63%, 07/31/29 (r)	1,690	1,724
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	242
3.63%, 04/03/23	1,970	1,873
Other Securities		2,158
		7,106
CHINA - 0.3%
Other Securities		861

COLOMBIA - 0.7%
Banco de Bogota SA, 5.00%, 01/15/17	1,285	1,300
Other Securities		1,111
		2,411
DOMINICAN REPUBLIC - 1.1%
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19	3,518	3,745

GUATEMALA - 0.7%
Other Securities		2,285

HONG KONG - 0.9%
Other Securities		2,896

INDIA - 0.6%
Greenko Dutch BV
8.00%, 08/01/19	490	523
8.00%, 08/01/19 (r)	660	704
Other Securities		648
		1,875
IRELAND - 0.4%
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	840	858
Other Securities		421
		1,279
ISRAEL - 1.0%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	1,290	1,292
3.84%, 12/30/18 (r)	1,850	1,887
Other Securities		233
		3,412
ITALY - 0.2%
Other Securities		584

JAMAICA - 0.6%
Other Securities		1,895

JAPAN - 0.2%
Other Securities		589

KAZAKHSTAN - 0.2%
Other Securities		822

LUXEMBOURG - 0.6%
Altice Financing SA
6.50%, 01/15/22 (e) (r)	540	546
6.63%, 02/15/23	200	196
7.50%, 05/15/26 (r)	620	609
Altice Finco SA, 9.88%, 12/15/20	230	245
Other Securities		382
		1,978
MEXICO - 2.1%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	42,240	2,297
Grupo Televisa SAB, 6.00%, 05/15/18	1,084	1,169
Other Securities		3,436
		6,902
NETHERLANDS - 1.1%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	1,369	1,277
Petrobras Global Finance BV
8.38%, 05/23/21	600	619
4.38%, 05/20/23	1,300	1,056
Other Securities		837
		3,789
PARAGUAY - 0.7%
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,410	1,479
Other Securities		895
		2,374

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PERU - 1.8%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	1,950	2,028
Corp. Lindley SA, 6.75%, 11/23/21	2,316	2,617
Other Securities		1,383
		6,028
PHILIPPINES - 0.1%
Other Securities		497

QATAR - 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	577	616
5.84%, 09/30/27 (p) (q)	510	556
6.33%, 09/30/27	330	373
		1,545
RUSSIAN FEDERATION - 1.0%
Lukoil International Finance BV
3.42%, 04/24/18	1,550	1,570
4.56%, 04/24/23 (e)	910	921
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	235
Other Securities		444
		3,170
SINGAPORE - 0.1%
Other Securities		357

SOUTH AFRICA - 0.5%
Transnet SOC Ltd., 10.00%, 03/30/29, ZAR	16,500	1,003
Other Securities		571
		1,574
TURKEY - 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22	1,520	1,372
Global Liman Isletmeleri
8.13%, 11/14/21 (r)	1,010	942
8.13%, 11/14/21	200	187
		2,501
UKRAINE - 0.1%
Other Securities		510

UNITED ARAB EMIRATES - 0.6%
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	1,370	1,583
Other Securities		283
		1,866
UNITED STATES OF AMERICA - 0.3%
Other Securities		880

VENEZUELA - 0.8%
Petroleos de Venezuela SA
9.00%, 11/17/21	160	68
6.00%, 05/16/24	2,390	845
6.00%, 11/15/26	2,540	886
5.38%, 04/12/27	2,090	729
5.50%, 04/12/37	20	7
		2,535
VIETNAM - 0.0%
Other Securities		112
Total Corporate Bonds and Notes (cost $78,236)		77,383

GOVERNMENT AND AGENCY OBLIGATIONS - 59.6%
ARGENTINA - 0.7%
Argentina Bonar Bond, 29.20%, 03/28/17 (i), ARS	24,610	1,656
Argentina Bonar Bond, 30.47%, 10/09/17 (i), ARS	11,775	817
		2,473
BRAZIL - 8.7%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/16 (s), BRL	2,730	2,451
6.00%, 08/15/40 (s), BRL	4,816	4,344
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/17 (j), BRL	24,697	6,782
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17, BRL	4,205	1,286
10.00%, 01/01/19, BRL	10,149	3,022
10.00%, 01/01/21, BRL	5,190	1,507
10.00%, 01/01/23, BRL	20,458	5,828
10.00%, 01/01/25, BRL	13,657	3,819
		29,039
CHILE - 0.2%
Other Securities		742

COLOMBIA - 4.8%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	398
4.38%, 03/21/23, COP	1,858,000	543
3.88%, 03/22/26, EUR	230	274
Colombia TES
11.25%, 10/24/18, COP	242,300	91
5.00%, 11/21/18, COP	20,971,300	6,917
7.00%, 05/04/22, COP	12,673,600	4,330
10.00%, 07/24/24, COP	4,251,700	1,692
7.50%, 08/26/26, COP	1,333,100	453
6.00%, 04/28/28, COP	3,942,000	1,182
		15,880
COSTA RICA - 0.2%
Other Securities		780

CROATIA - 0.2%
Other Securities		681

DOMINICAN REPUBLIC - 0.7%
Dominican Republic Bond, 11.38%, 07/06/29, DOP	9,200	204
Dominican Republic International Bond
10.38%, 03/04/22, DOP	900	20
11.50%, 05/10/24, DOP	30,400	694
6.88%, 01/29/26 (r)	180	199
18.50%, 02/04/28 (r), DOP	4,900	153
6.85%, 01/27/45 (e) (r)	950	983
		2,253
HUNGARY - 1.1%
Hungary Government International Bond, 4.13%, 02/19/18	3,400	3,508

INDONESIA - 0.9%
Indonesia Government International Bond
2.63%, 06/14/23 (r), EUR	620	694
3.38%, 07/30/25, EUR	120	137
3.75%, 06/14/28 (r), EUR	690	774
Indonesia Treasury Bond, 6.13%, 05/15/28, IDR	3,000	—
Republic of Indonesia, 4.75%, 01/08/26 (e)	1,280	1,394
		2,999
MALAYSIA - 2.2%
Malaysia Government Bond
4.26%, 09/15/16, MYR	16,600	4,131
3.89%, 07/31/20, MYR	1,050	266

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.05%, 09/30/21, MYR	1,630	416
4.50%, 04/15/30, MYR	7,410	1,910
4.74%, 03/15/46, MYR	1,810	457
		7,180
MEXICO - 9.9%
Mexico Bonos
4.75%, 06/14/18, MXN	144,776	7,904
8.50%, 12/13/18, MXN	109,591	6,477
8.00%, 06/11/20, MXN	17,706	1,061
6.50%, 06/10/21, MXN	48,249	2,758
6.50%, 06/09/22, MXN	132,443	7,573
8.00%, 12/07/23, MXN	16,710	1,039
10.00%, 12/05/24, MXN	15,534	1,089
7.50%, 06/03/27, MXN	2,550	156
7.75%, 11/23/34, MXN	32,135	2,012
7.75%, 11/13/42, MXN	9,504	605
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 (n), MXN	4,319	250
2.50%, 12/10/20 (n), MXN	10,752	594
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	18,243	1,140
4.00%, 11/08/46 (n), MXN	2,499	152
		32,810
PERU - 1.1%
Peru Government International Bond
5.70%, 08/12/24 (r), PEN	7,930	2,435
8.20%, 08/12/26, PEN	553	196
6.95%, 08/12/31, PEN	2,006	651
6.90%, 08/12/37, PEN	327	105
6.85%, 02/12/42, PEN	1,049	327
		3,714
PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	49,000	1,083
Philippine Government International Bond, 6.25%, 01/14/36, PHP	13,000	310
		1,393
POLAND - 10.1%
Poland Government Bond
1.50%, 04/25/20, PLN	26,000	6,486
2.00%, 04/25/21, PLN	10,030	2,530
5.75%, 10/25/21, PLN	25,030	7,454
5.75%, 09/23/22, PLN	34,600	10,468
4.00%, 10/25/23, PLN	23,650	6,551
		33,489
PUERTO RICO - 0.6%
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27	40	17
5.50%, 08/01/28	435	191
0.00%, 08/01/32 (k)	640	275
0.00%, 08/01/33 (k)	200	62
0.00%, 08/01/35 (j)	30	3
0.00%, 08/01/37 (j)	75	8
5.50%, 08/01/37	315	139
5.75%, 08/01/37	250	111
0.00%, 08/01/38 (j)	60	6
5.38%, 08/01/38	75	33
5.38%, 08/01/39	225	98
6.00%, 08/01/39	55	25
6.38%, 08/01/39	55	25
5.25%, 08/01/41	90	39
5.50%, 08/01/42	575	253
5.00%, 08/01/43	245	106
5.25%, 08/01/43	60	26
Other Securities		638
		2,055
RUSSIAN FEDERATION - 3.7%
Russia Federal Bond
7.00%, 08/16/23, RUB	114,680	1,675
8.50%, 09/17/31, RUB	303,150	4,843
Russia Government Bond, 8.15%, 02/03/27, RUB	360,989	5,651
		12,169
SOUTH AFRICA - 5.1%
Republic of South Africa, 10.50%, 12/21/26, ZAR	21,530	1,626
South Africa Government Bond
8.00%, 01/31/30, ZAR	50,545	3,112
8.25%, 03/31/32, ZAR	19,220	1,186
8.88%, 02/28/35, ZAR	30,890	2,001
8.50%, 01/31/37, ZAR	65,755	4,054
9.00%, 01/31/40, ZAR	16,940	1,090
8.75%, 01/31/44, ZAR	26,928	1,675
8.75%, 02/28/49, ZAR	32,973	2,044
		16,788
THAILAND - 3.2%
Thailand Government Bond
3.65%, 12/17/21, THB	81,800	2,561
3.85%, 12/12/25, THB	33,640	1,114
3.58%, 12/17/27, THB	27,180	884
3.78%, 06/25/32, THB	20,200	668
Thailand Government Inflation Indexed Bond, 1.25%, 03/12/28 (n), THB	203,098	5,460
		10,687
TURKEY - 4.5%
Republic of Turkey, 7.50%, 07/14/17	185	196
Turkey Government Bond
8.80%, 11/14/18, TRY	3,260	1,136
10.40%, 03/27/19, TRY	13,890	5,027
8.50%, 07/10/19, TRY	18,940	6,548
7.40%, 02/05/20, TRY	80	27
10.70%, 02/17/21, TRY	2,710	1,008
9.00%, 07/24/24, TRY	2,400	835
		14,777
UNITED STATES OF AMERICA - 0.6%
U.S. Treasury Bond
3.00%, 11/15/45	100	115
2.50%, 05/15/46	540	563
U.S. Treasury Note
0.75%, 02/28/18	210	211
1.88%, 05/31/22 (o)	1,000	1,040
		1,929
VENEZUELA - 0.7%
Venezuela Government International Bond
7.00%, 12/01/18	300	150
7.75%, 10/13/19	1,550	694
6.00%, 12/09/20	1,070	435
12.75%, 08/23/22	100	50
9.00%, 05/07/23	206	88
8.25%, 10/13/24	757	316
7.65%, 04/21/25	260	106
11.75%, 10/21/26	240	114
9.25%, 05/07/28	466	200
11.95%, 08/05/31	510	240

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
9.38%, 01/13/34	110	48
		2,441
Total Government and Agency Obligations (cost $222,804)		197,787

CREDIT LINKED STRUCTURED NOTES - 10.4%
COLOMBIA - 3.0%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	648
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	1,761
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	3,452
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	3,834
		9,695
INDONESIA - 7.4%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,289
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	22,600,000	1,883
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	1,066
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	32,700,000	2,573
Deutsche Bank AG Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (p), IDR	19,500,000	1,499
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,077
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,645
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 8.38%, 09/15/26, Moody’s rating N/A) (r), IDR	43,615,000	3,521
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	51,646,000	4,303
Standard Chartered Bank Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	18,684,000	1,251
Standard Chartered Bank Credit Linked Note (Indonesia Government, 8.75%, 05/15/31, Moody’s rating N/A) (r), IDR	16,014,000	1,328
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	438
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/19/29, Moody’s rating Baa3) (r), IDR	8,431,000	702
		24,575
Total Credit Linked Structured Notes (cost $44,668)		34,270

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
Other Securities		37
Total Common Stocks (cost $0)		37

SHORT TERM INVESTMENTS - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	6,353	6,353
Total Short Term Investments (cost $6,353)		6,353

Total Investments - 95.2% (cost $352,061)		315,830
Other Assets and Liabilities, Net - 4.8%		16,037
Total Net Assets - 100.0%		$331,867

Portfolio Composition:	Percentage of Total Investments
Government Securities	62.6%
Financials	16.2
Energy	5.8
Consumer Staples	2.7
Utilities	2.3
Industrials	2.3
Telecommunication Services	2.3
Materials	2.1
Consumer Discretionary	1.7
Short Term Investments	2.0
Total Investments	100.0%

JNL/Goldman Sachs Mid Cap Value Fund *

	Shares/Par †	Value
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 7.4%
Expedia Inc.	116	$12,284
Other Securities		70,332
		82,616
CONSUMER STAPLES - 5.8%
ConAgra Foods Inc.	361	17,281
Molson Coors Brewing Co. - Class B	135	13,671
Other Securities		33,550
		64,502
ENERGY - 9.4%
Anadarko Petroleum Corp.	239	12,701
Cimarex Energy Co.	95	11,280
Gulfport Energy Corp. (c)	384	12,013
Newfield Exploration Co. (c)	335	14,795
Pioneer Natural Resources Co.	96	14,513
Other Securities		39,234
		104,536
FINANCIALS - 28.8%
Arthur J Gallagher & Co.	262	12,479
Brixmor Property Group Inc.	719	19,031
Citizens Financial Group Inc.	1,011	20,210
DDR Corp.	992	17,992
Endurance Specialty Holdings Ltd.	168	11,299
Federal Realty Investment Trust	75	12,353
Huntington Bancshares Inc.	1,993	17,816
Mid-America Apartment Communities Inc.	117	12,459
Raymond James Financial Inc.	253	12,493
RLJ Lodging Trust	579	12,410

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SLM Corp. (c)	1,937	11,970
Starwood Property Trust Inc.	597	12,364
Synchrony Financial (c)	873	22,067
Ventas Inc.	212	15,455
Vornado Realty Trust	220	22,058
WR Berkley Corp.	271	16,233
Other Securities		72,290
		320,979
HEALTH CARE - 6.8%
Centene Corp. (c)	186	13,284
Laboratory Corp. of America Holdings (c)	135	17,547
Perrigo Co. Plc	135	12,241
Zimmer Biomet Holdings Inc.	147	17,661
Other Securities		15,769
		76,502
INDUSTRIALS - 9.6%
AMETEK Inc.	224	10,376
Ingersoll-Rand Plc	254	16,199
L-3 Communications Holdings Inc.	70	10,316
Stanley Black & Decker Inc.	144	16,044
Textron Inc.	317	11,594
Waste Connections Inc.	215	15,522
Other Securities		26,989
		107,040
INFORMATION TECHNOLOGY - 9.1%
Brocade Communications Systems Inc.	1,132	10,394
Fidelity National Information Services Inc.	227	16,720
IAC/InterActiveCorp.	208	11,714
Maxim Integrated Products Inc.	290	10,336
Symantec Corp.	573	11,770
Other Securities		40,701
		101,635
MATERIALS - 6.0%
Celanese Corp. - Class A	215	14,069
Martin Marietta Materials Inc.	75	14,489
Newmont Mining Corp.	280	10,951
Nucor Corp.	321	15,880
Other Securities		11,569
		66,958
UTILITIES - 12.5%
Consolidated Edison Inc.	130	10,454
FirstEnergy Corp.	298	10,390
PG&E Corp.	190	12,153
SCANA Corp.	147	11,123
Sempra Energy	183	20,813
Xcel Energy Inc.	347	15,538
Other Securities		59,553
		140,024
Total Common Stocks (cost $996,885)		1,064,792

SHORT TERM INVESTMENTS - 5.8%
Investment Company - 4.3%
JNL Money Market Fund, 0.26% (a) (h)	47,221	47,221
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	16,875	16,875
Total Short Term Investments (cost $64,096)		64,096

Total Investments - 101.2% (cost $1,060,981)		1,128,888
Other Assets and Liabilities, Net - (1.2%)		(12,996)
Total Net Assets - 100.0%		$1,115,892

Portfolio Composition:	Percentage of Total Investments
Financials	28.4%
Utilities	12.4
Industrials	9.5
Energy	9.3
Information Technology	9.0
Consumer Discretionary	7.3
Health Care	6.8
Materials	5.9
Consumer Staples	5.7
Short Term Investments	5.7
Total Investments	100.0%

JNL/Goldman Sachs U.S. Equity Flex Fund

	Shares/Par †	Value
COMMON STOCKS - 131.8%
CONSUMER DISCRETIONARY - 13.8%
Amazon.com Inc. (c) (o)	16	$11,483
Comcast Corp. - Class A (o)	137	8,960
DISH Network Corp. - Class A (c)	44	2,313
Mattel Inc. (e)	125	3,912
McDonald’s Corp.	42	5,098
Newell Brands Inc.	119	5,764
Twenty-First Century Fox Inc. - Class B	127	3,472
VF Corp.	77	4,711
Viacom Inc. - Class B	64	2,657
		48,370
CONSUMER STAPLES - 14.3%
Altria Group Inc.	72	4,967
Coca-Cola Co. (o)	198	8,958
ConAgra Foods Inc.	56	2,685
Kimberly-Clark Corp.	14	1,971
Mondelez International Inc. - Class A	30	1,373
Procter & Gamble Co.	102	8,595
Tyson Foods Inc. - Class A	52	3,496
Wal-Mart Stores Inc.	112	8,171
Walgreens Boots Alliance Inc.	65	5,407
Whole Foods Market Inc. (e)	136	4,351
		49,974
ENERGY - 9.8%
Anadarko Petroleum Corp.	101	5,354
Antero Resources Corp. (c)	96	2,507
Baker Hughes Inc.	60	2,698
Cabot Oil & Gas Corp. - Class A	95	2,442
Cimarex Energy Co.	30	3,580
EnCana Corp.	372	2,895
FMC Technologies Inc. (c)	87	2,326
Golar LNG Ltd. (e)	158	2,448
Hess Corp.	45	2,695
Memorial Resource Development Corp. (c)	29	466
Newfield Exploration Co. (c)	77	3,396
Pioneer Natural Resources Co.	24	3,576
		34,383
FINANCIALS - 21.5%
American Express Co.	143	8,708
Bank of America Corp. (o)	773	10,258
Blackstone Mortgage Trust Inc. - Class A (e)	150	4,152
Capital One Financial Corp.	54	3,406
Hartford Financial Services Group Inc.	61	2,703
Invesco Ltd.	133	3,409
JPMorgan Chase & Co. (o)	169	10,505
M&T Bank Corp. (e)	76	9,042

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Mid-America Apartment Communities Inc.	40	4,222
Morgan Stanley	224	5,830
Wells Fargo & Co. (o)	215	10,181
XL Group Plc	81	2,692
		75,108
HEALTH CARE - 21.9%
Abbott Laboratories	192	7,567
Aetna Inc.	42	5,104
Allergan Plc (c)	32	7,447
Biogen Inc. (c)	26	6,208
Celgene Corp. (c)	69	6,836
Eli Lilly & Co.	49	3,892
Express Scripts Holding Co. (c)	39	2,970
Gilead Sciences Inc.	37	3,062
Johnson & Johnson (o)	79	9,581
Medtronic Plc	72	6,213
Pfizer Inc. (o)	338	11,910
Vertex Pharmaceuticals Inc. (c)	65	5,619
		76,409
INDUSTRIALS - 11.2%
AMETEK Inc.	62	2,857
General Electric Co. (o)	483	15,203
Timken Co.	46	1,425
Union Pacific Corp.	73	6,342
United Parcel Service Inc. - Class B (o)	83	8,923
United Technologies Corp.	41	4,223
		38,973
INFORMATION TECHNOLOGY - 25.9%
Activision Blizzard Inc.	111	4,399
Adobe Systems Inc. (c)	53	5,035
Alphabet Inc. - Class A (c) (o)	20	13,844
Apple Inc. (o)	174	16,634
Autodesk Inc. (c)	31	1,653
Cisco Systems Inc.	77	2,213
Corning Inc.	138	2,824
eBay Inc. (c)	234	5,488
Maxim Integrated Products Inc.	59	2,114
Microsoft Corp. (o)	219	11,186
Oracle Corp.	131	5,380
QUALCOMM Inc.	116	6,200
Symantec Corp.	257	5,279
TE Connectivity Ltd.	47	2,661
Visa Inc. - Class A (e)	76	5,649
		90,559
MATERIALS - 3.2%
Celanese Corp. - Class A	41	2,682
E. I. du Pont de Nemours & Co.	90	5,823
Martin Marietta Materials Inc.	14	2,731
		11,236
TELECOMMUNICATION SERVICES - 5.3%
Verizon Communications Inc. (o)	331	18,484

UTILITIES - 4.9%
Duke Energy Corp.	64	5,497
FirstEnergy Corp.	42	1,449
NextEra Energy Inc.	39	5,132
PG&E Corp.	81	5,209
		17,287
Total Common Stocks (cost $429,792)		460,783

SHORT TERM INVESTMENTS - 6.1%
Investment Company - 6.1%
JNL Money Market Fund, 0.26% (a) (h)	21,423	21,423
Total Short Term Investments (cost $21,423)		21,423

Total Investments - 137.9% (cost $451,215)		482,206
Total Securities Sold Short - (35.4%) (proceeds $116,453)		(123,660)
Other Assets and Liabilities, Net - (2.5%)		(8,865)
Total Net Assets - 100.0%		$349,681

SECURITIES SOLD SHORT - 35.4%
COMMON STOCKS - 35.4%
CONSUMER DISCRETIONARY - 7.0%
CBS Corp. - Class B	16	$871
Deckers Outdoor Corp.	34	1,977
Dollar Tree Inc.	16	1,528
Entercom Communications Corp. - Class A	76	1,027
Hasbro Inc.	23	1,973
La-Z-Boy Inc.	108	3,001
Meredith Corp.	48	2,518
News Corp. - Class A	73	833
Omnicom Group Inc.	30	2,472
Ralph Lauren Corp. - Class A	20	1,797
Tiffany & Co.	30	1,798
Time Warner Inc.	21	1,579
Walt Disney Co.	9	860
Wynn Resorts Ltd.	27	2,433
		24,667
CONSUMER STAPLES - 4.4%
Archer-Daniels-Midland Co.	49	2,086
Campbell Soup Co.	29	1,906
Central Garden & Pet Co. - Class A	115	2,501
Coty Inc. - Class A	71	1,857
CVS Health Corp.	19	1,804
Hormel Foods Corp.	89	3,248
Sysco Corp.	36	1,844
		15,246
ENERGY - 2.8%
Atwood Oceanics Inc.	128	1,599
Forum Energy Technologies Inc.	106	1,835
Helmerich & Payne Inc.	33	2,194
HollyFrontier Corp.	55	1,303
Murphy Oil Corp.	52	1,654
Transocean Ltd.	109	1,301
		9,886
FINANCIALS - 7.2%
Ally Financial Inc.	167	2,851
Apartment Investment & Management Co. - Class A	26	1,160
Berkshire Hathaway Inc. - Class B	42	6,119
Essex Property Trust Inc.	12	2,831
Genworth Financial Inc. - Class A	582	1,503
HSBC Holdings Plc - ADR	69	2,151
People’s United Financial Inc.	205	3,003
PNC Financial Services Group Inc.	21	1,676
Principal Financial Group Inc.	92	3,781
		25,075
HEALTH CARE - 2.6%
DENTSPLY SIRONA Inc.	30	1,831
Edwards Lifesciences Corp.	7	665
HCA Holdings Inc.	20	1,519
Mallinckrodt Plc	18	1,108

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Novo-Nordisk A/S - ADR	33	1,800
Regeneron Pharmaceuticals Inc.	3	876
Universal Health Services Inc. - Class B	11	1,488
		9,287
INDUSTRIALS - 3.4%
ABB Ltd. - ADR	101	2,008
Caterpillar Inc.	25	1,875
Cintas Corp.	23	2,261
Deere & Co.	29	2,309
Masco Corp.	67	2,082
Parker Hannifin Corp.	13	1,440
		11,975
INFORMATION TECHNOLOGY - 5.0%
Electronic Arts Inc.	37	2,818
Flextronics International Ltd.	101	1,189
International Business Machines Corp.	28	4,239
Lam Research Corp.	23	1,922
Motorola Solutions Inc.	28	1,832
Paychex Inc.	58	3,424
SYNNEX Corp.	21	1,976
		17,400
MATERIALS - 1.1%
Alcoa Inc.	308	2,854
Freeport-McMoran Inc.	78	872
		3,726
TELECOMMUNICATION SERVICES - 1.0%
CenturyLink Inc.	57	1,643
Sprint Corp.	382	1,731
		3,374
UTILITIES - 0.9%
Southern Co.	56	3,024
Total Securities Sold Short - 35.4% (proceeds $116,453)		$123,660

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	18.8%
Health Care	15.9
Financials	15.6
Consumer Staples	10.4
Consumer Discretionary	10.0
Industrials	8.1
Energy	7.1
Telecommunication Services	3.8
Utilities	3.6
Materials	2.3
Short Term Investments	4.4
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Financials	20.3%
Consumer Discretionary	20.0
Information Technology	14.1
Consumer Staples	12.3
Industrials	9.7
Energy	8.0
Health Care	7.5
Materials	3.0
Telecommunication Services	2.7
Utilities	2.4
Total Short Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 96.3%
CHINA - 2.4%
Baidu.com - ADR - Class A (c)	10	$1,687

FRANCE - 8.5%
BNP Paribas SA	68	2,967
Danone SA	13	926
Kering SA	13	2,081
		5,974
GERMANY - 8.2%
Allianz SE	19	2,679
Daimler AG	51	3,054
		5,733
ITALY - 4.8%
CNH Industrial NV	466	3,383

JAPAN - 7.4%
Daiwa Securities Group Inc. (e)	419	2,207
Toyota Motor Corp.	60	2,963
		5,170
MEXICO - 2.1%
Grupo Televisa SAB - GDR	56	1,464

NETHERLANDS - 1.9%
Koninklijke Philips Electronics NV	55	1,367

SOUTH KOREA - 2.4%
Samsung Electronics Co. Ltd.	1	1,706

SWEDEN - 1.0%
Atlas Copco AB - Series B	29	692

SWITZERLAND - 21.5%
Cie Financiere Richemont SA	38	2,253
Credit Suisse Group AG	252	2,689
Glencore Plc	1,703	3,509
Julius Baer Group Ltd.	64	2,580
Kuehne & Nagel International AG	7	1,009
LafargeHolcim Ltd.	73	3,072
		15,112
UNITED KINGDOM - 4.1%
Diageo Plc	58	1,609
Experian Plc	66	1,245
		2,854
UNITED STATES OF AMERICA - 32.0%
Alphabet Inc. - Class A (c)	3	1,959
American International Group Inc.	50	2,665
Aon Plc - Class A	18	1,985
Applied Materials Inc.	21	511
Baxter International Inc.	12	524
BlackRock Inc.	3	993
Caterpillar Inc.	24	1,789
Charter Communications Inc. - Class A (c)	6	1,483
Cummins Inc.	16	1,800
General Motors Co.	79	2,247
Goldman Sachs Group Inc.	4	617
JPMorgan Chase & Co.	31	1,947
Microsoft Corp.	21	1,049
Tiffany & Co.	10	588
Wells Fargo & Co.	48	2,295
		22,452
Total Common Stocks (cost $73,197)		67,594

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 5.1%
Investment Company - 3.4%
JNL Money Market Fund, 0.26% (a) (h)	2,406	2,406
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	1,150	1,150
Total Short Term Investments (cost $3,556)		3,556

Total Investments - 101.4% (cost $76,753)		71,150
Other Assets and Liabilities, Net - (1.4%)		(957)
Total Net Assets - 100.0%		$70,193

Portfolio Composition:	Percentage of Total Investments
Financials	33.2%
Consumer Discretionary	22.7
Industrials	15.9
Information Technology	9.7
Materials	9.2
Consumer Staples	3.6
Health Care	0.7
Short Term Investments	5.0
Total Investments	100.0%

JNL/Invesco China-India Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CHINA - 35.7%
Asia Cement China Holdings Corp.	$516	99
Beijing Enterprises Holdings Ltd.	1,458	8,266
China Mobile Ltd.	3,530	40,787
Chow Tai Fook Jewellery Group Ltd. (e)	7,304	5,248
Ctrip.com International Ltd. - ADR (c) (e)	215	8,853
JD.com Inc. - ADR - Class B (c) (e)	184	3,897
Pou Sheng International Holdings Ltd. (c)	5,549	1,612
Qinqin Foodstuffs Group Cayman Co. Ltd. (c) (f)	189	$268
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	439	1,125
Shenzhou International Group Holdings Ltd.	826	3,994
Sun Art Retail Group Ltd. (e)	14,077	9,898
Tencent Holdings Ltd.	1,862	42,715
Tingyi Cayman Islands Holding Corp. (e)	12,456	11,828
Vinda International Holdings Ltd.	164	285
Vipshop Holdings Ltd. - ADR (c) (e)	656	7,333
Zhuzhou CSR Times Electric Co. Ltd. - Class H	1,717	9,537
		155,745
HONG KONG - 13.5%
AIA Group Ltd.	—	—
Ajisen China Holdings Ltd.	5,351	2,088
CIMC Enric Holdings Ltd.	2,048	938
CK Hutchison Holdings Ltd.	437	4,802
FIH Mobile Ltd.	10,350	3,336
Hengan International Group Co. Ltd. (e)	946	7,919
Man Wah Holdings Ltd.	3,041	4,388
Microport Scientific Corp. (c)	685	344
Minth Group Ltd.	1,114	3,598
Sino Biopharmaceutical	10,633	6,979
SmarTone Telecommunications Holding Ltd.	2,390	4,270
Stella International Holdings Ltd.	2,380	4,213
Towngas China Co. Ltd. (e)	9,792	5,585
Uni-President China Holdings Ltd.	4,463	3,772
Yue Yuen Industrial Holdings Ltd.	1,674	6,632
		58,864
INDIA - 50.3%
Ajanta Pharma Ltd.	156	3,473
Amara Raja Batteries Ltd.	332	4,289
Ashok Leyland Ltd.	5,086	7,437
Aurobindo Pharma Ltd.	66	728
Bajaj Finance Ltd.	96	11,362
Bharat Forge Ltd.	135	1,522
Bharat Petroleum Corp. Ltd.	609	9,683
Britannia Industries Ltd.	205	8,390
CCL Products India Ltd.	90	334
Cholamandalam Investment and Finance Co. Ltd.	310	4,350
Coromandel International Ltd.	610	2,393
Cummins India Ltd.	217	2,734
Eicher Motors Ltd.	40	11,307
Emami Ltd.	217	3,553
Godrej Consumer Products Ltd.	155	3,686
HCL Technologies Ltd.	390	4,233
HDFC Bank Ltd. (f)	713	14,461
Himatsingka Seide Ltd.	623	2,126
Hindustan Petroleum Corp. Ltd.	167	2,468
Housing Development Finance Corp.	388	7,223
IndusInd Bank Ltd.	734	12,122
Infosys Ltd.	1,048	18,186
ITC Ltd.	1,241	6,794
Kajaria Ceramics Ltd.	195	3,502
Kansai Nerolac Paints Ltd.	763	3,513
Kotak Mahindra Bank Ltd.	681	7,721
Larsen & Toubro Ltd.	117	2,606
Lupin Ltd.	251	5,734
Marico Ltd.	1,580	6,182
Maruti Suzuki India Ltd.	120	7,481
Mindtree Ltd.	353	3,489
PI Industries Ltd.	275	2,955
Pidilite Industries Ltd.	652	6,970
SRF Ltd.	233	4,551
Sun Pharmaceutical Industries Ltd.	258	2,924
Supreme Industries Ltd.	220	2,977
Tata Consultancy Services Ltd.	255	9,658
Tata Motors Ltd.	50	342
Titan Industries Ltd.	405	2,443
Ultratech Cement Ltd.	74	3,764
		219,666
Total Common Stocks (cost $434,461)		434,275

SHORT TERM INVESTMENTS - 4.9%
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	21,679	21,679
Total Short Term Investments (cost $21,679)		21,679

Total Investments - 104.4% (cost $456,140)		455,954
Other Assets and Liabilities, Net - (4.4%)		(19,346)
Total Net Assets - 100.0%		$436,608

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Information Technology	17.9%
Consumer Discretionary	15.7
Consumer Staples	13.8
Financials	12.5
Industrials	12.1
Telecommunication Services	9.9
Materials	5.0
Health Care	4.4
Energy	2.7
Utilities	1.2
Short Term Investments	4.8
Total Investments	100.0%

JNL/Invesco Global Real Estate Fund *

	Shares/Par †	Value
COMMON STOCKS - 98.3%
AUSTRALIA - 6.1%
Dexus Property Group (e)	2,361	$16,023
Mirvac Group	9,110	13,855
Scentre Group	4,142	15,343
Vicinity Centres	11,172	27,872
Westfield Corp.	4,162	33,436
Other Securities		12,431
		118,960
CANADA - 2.9%
Other Securities		56,220

CHINA - 1.4%
Cheung Kong Property Holdings Ltd.	4,208	26,510

FRANCE - 3.2%
Klepierre	473	20,870
Unibail-Rodamco SE	119	30,846
Other Securities		10,201
		61,917
GERMANY - 3.2%
LEG Immobilien AG (e)	196	18,376
Vonovia SE	1,059	38,661
Other Securities		5,114
		62,151
HONG KONG - 5.7%
Link REIT	3,161	21,616
Sun Hung Kai Properties Ltd.	3,310	39,948
Swire Properties Ltd.	5,135	13,683
Other Securities		35,435
		110,682
IRELAND - 0.4%
Other Securities		8,138

JAPAN - 11.2%
Japan Real Estate Investment Corp.	4	26,973
Mitsubishi Estate Co. Ltd.	1,701	31,201
Mitsui Fudosan Co. Ltd.	1,983	45,511
Nomura Real Estate Master Fund Inc.	8	13,366
Sumitomo Realty & Development Co. Ltd.	584	15,837
Other Securities		84,708
		217,596
MALTA - 0.0%
Other Securities		—

NETHERLANDS - 0.7%
Other Securities		13,233

SINGAPORE - 2.2%
Other Securities		41,985

SPAIN - 0.9%
Other Securities		18,170

SWEDEN - 1.0%
Other Securities		19,249

SWITZERLAND - 0.9%
Swiss Prime Site AG	195	17,632

UNITED KINGDOM - 4.4%
Land Securities Group Plc	1,782	24,804
Other Securities		61,561
		86,365
UNITED STATES OF AMERICA - 54.1%
American Campus Communities Inc.	345	18,266
American Homes For Rent - Class A	728	14,903
Apartment Investment & Management Co.	322	14,218
AvalonBay Communities Inc.	335	60,490
Boston Properties Inc.	312	41,140
Brixmor Property Group Inc.	880	23,285
Care Capital Properties Inc.	546	14,306
DiamondRock Hospitality Co. (e)	1,519	13,721
EPR Properties	198	15,983
Equity Lifestyle Properties Inc.	170	13,613
Equity Residential	412	28,377
Essex Property Trust Inc.	137	31,291
Extra Space Storage Inc.	260	24,081
Federal Realty Investment Trust	117	19,362
General Growth Properties Inc.	1,079	32,161
HCP Inc.	1,175	41,556
Healthcare Realty Trust Inc.	770	26,944
Host Hotels & Resorts Inc. (e)	963	15,606
Hudson Pacific Properties Inc.	864	25,217
Liberty Property Trust	432	17,140
ProLogis Inc.	821	40,255
Public Storage	173	44,226
Realty Income Corp.	291	20,200
Retail Opportunity Investments Corp.	978	21,190
Simon Property Group Inc.	488	105,855
SL Green Realty Corp.	279	29,736
Vornado Realty Trust	572	57,288
Weingarten Realty Investors	570	23,257
Welltower Inc.	336	25,572
Other Securities		193,476
		1,052,715
Total Common Stocks (cost $1,811,453)		1,911,523

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 1.3%
JNL Money Market Fund, 0.26% (a) (h)	25,073	25,073

Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	44,728	44,728
Total Short Term Investments (cost $69,801)		69,801

Total Investments - 101.9% (cost $1,881,254)		1,981,324
Other Assets and Liabilities, Net - (1.9%)		(37,297)
Total Net Assets - 100.0%		$1,944,027

Portfolio Composition:	Percentage of Total Investments
Financials	95.2%
Health Care	0.7
Consumer Discretionary	0.6
Short Term Investments	3.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Invesco International Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 94.2%
AUSTRALIA - 4.2%
Amcor Ltd.	2,466	$27,728
Brambles Ltd.	1,122	10,479
CSL Ltd.	171	14,401
		52,608
BRAZIL - 2.1%
BM&F Bovespa SA	4,747	26,333

CANADA - 8.2%
Canadian National Railway Co. (e)	200	11,819
Cenovus Energy Inc. (e)	769	10,631
CGI Group Inc. (c)	699	29,872
Fairfax Financial Holdings Ltd.	31	16,746
Great-West Lifeco Inc.	395	10,424
Suncor Energy Inc.	818	22,680
		102,172
CHINA - 1.7%
Baidu.com - ADR - Class A (c)	126	20,812

DENMARK - 2.9%
Carlsberg A/S - Class B	263	25,111
Novo Nordisk A/S - Class B	203	10,926
		36,037
FRANCE - 3.5%
Pernod-Ricard SA	28	3,132
Publicis Groupe SA	392	26,250
Schneider Electric SE	241	14,061
		43,443
GERMANY - 8.8%
Allianz SE	157	22,354
Deutsche Boerse AG	344	28,237
Deutsche Post AG	450	12,689
ProSiebenSat.1 Media SE	422	18,448
SAP SE	370	27,820
		109,548
HONG KONG - 3.4%
CK Hutchison Holdings Ltd.	2,543	27,977
Galaxy Entertainment Group Ltd.	4,605	13,778
		41,755
ISRAEL - 2.6%
Teva Pharmaceutical Industries Ltd. - ADR	643	32,292

JAPAN - 8.0%
Denso Corp.	197	6,946
Fanuc Ltd.	67	10,818
Japan Tobacco Inc.	583	23,484
Keyence Corp.	18	12,117
Komatsu Ltd.	661	11,484
Toyota Motor Corp.	180	8,854
Yahoo! Japan Corp. (e)	5,915	26,230
		99,933
MEXICO - 2.7%
Fomento Economico Mexicano SAB de CV - ADR	129	11,976
Grupo Televisa SAB - GDR	835	21,753
		33,729
NETHERLANDS - 3.0%
Royal Dutch Shell Plc - Class B	637	17,599
Unilever NV - CVA	391	18,194
Wolters Kluwer NV	34	1,390
		37,183
SINGAPORE - 3.6%
Broadcom Ltd.	186	28,979
United Overseas Bank Ltd.	1,163	16,022
		45,001
SOUTH KOREA - 0.7%
Samsung Electronics Co. Ltd.	7	9,278

SPAIN - 1.3%
Amadeus IT Holding SA	382	16,810

SWEDEN - 4.7%
Getinge AB - Class B (e)	704	14,534
Investor AB - Class B	664	22,317
Sandvik AB (e)	714	7,151
Telefonaktiebolaget LM Ericsson - Class B	1,856	14,255
		58,257
SWITZERLAND - 7.4%
Cie Financiere Richemont SA	188	10,987
Julius Baer Group Ltd.	405	16,314
Novartis AG	111	9,185
Roche Holding AG	111	29,227
Syngenta AG	25	9,475
UBS Group AG	1,295	16,808
		91,996
TAIWAN - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,997	30,225

THAILAND - 1.5%
Kasikornbank PCL - NVDR	3,743	18,177

TURKEY - 1.1%
Akbank T.A.S.	4,877	13,979

UNITED KINGDOM - 20.4%
Aberdeen Asset Management Plc	2,462	9,238
British American Tobacco Plc	528	34,203
Compass Group Plc	1,396	26,562
Informa Plc	1,445	14,095
Kingfisher Plc	3,587	15,407
Lloyds Banking Group Plc	17,547	12,709
Next Plc	231	15,251
Relx Plc	2,084	38,369
Sky Plc	3,345	38,013
Smith & Nephew Plc	1,168	19,829
WPP Plc	1,464	30,520
		254,196
Total Common Stocks (cost $1,178,332)		1,173,764

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 5.7%
JNL Money Market Fund, 0.26% (a) (h)	70,772	70,772

Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	9,187	9,187
Total Short Term Investments (cost $79,959)		79,959

Total Investments - 100.6% (cost $1,258,291)		1,253,723
Other Assets and Liabilities, Net - (0.6%)		(7,116)
Total Net Assets - 100.0%		$1,246,607

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	22.9%
Financials	18.3
Information Technology	17.2
Health Care	10.4
Consumer Staples	9.2
Industrials	8.5
Energy	4.1
Materials	3.0
Short Term Investments	6.4
Total Investments	100.0%

JNL/Invesco Mid Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 11.4%
Advance Auto Parts Inc.	90	$14,503
Ascena Retail Group Inc. (c) (e)	975	6,816
Dana Holding Corp.	479	5,058
Johnson Controls Inc.	520	22,998
Tegna Inc. (e)	632	14,636
		64,011
CONSUMER STAPLES - 3.1%
ConAgra Foods Inc.	360	17,224

ENERGY - 7.6%
Amec Foster Wheeler Plc	727	4,778
Amec Foster Wheeler Plc - ADR (e)	161	1,051
Baker Hughes Inc.	296	13,340
Devon Energy Corp.	480	17,383
Williams Cos. Inc.	264	5,712
		42,264
FINANCIALS - 23.5%
Arthur J Gallagher & Co.	265	12,594
BB&T Corp.	438	15,597
Comerica Inc.	258	10,619
FNF Group	460	17,253
Forest City Realty Trust Inc. - Class A	890	19,853
Kimco Realty Corp.	221	6,936
Stifel Financial Corp. (c)	309	9,721
Willis Towers Watson Plc	141	17,516
Wintrust Financial Corp.	312	15,908
Zions Bancorp	204	5,119
		131,116
HEALTH CARE - 8.5%
Brookdale Senior Living Inc. (c)	695	10,733
HealthSouth Corp.	422	16,383
Universal Health Services Inc. - Class B	152	20,416
		47,532
INDUSTRIALS - 16.3%
Babcock & Wilcox Enterprises Inc. (c)	221	3,241
Clean Harbors Inc. (c)	240	12,515
Fluor Corp.	283	13,930
Ingersoll-Rand Plc	237	15,072
Masco Corp.	320	9,894
Owens Corning Inc.	252	12,972
Swift Transporation Co. - Class A (c) (e)	493	7,601
Textron Inc.	439	16,061
		91,286
INFORMATION TECHNOLOGY - 12.2%
Ciena Corp. (c)	803	15,050
Citrix Systems Inc. (c)	152	12,191
Diebold Inc.	367	9,106
Keysight Technologies Inc. (c)	455	13,236
Teradata Corp. (c)	466	11,676
Zebra Technologies Corp. - Class A (c)	142	7,138
		68,397
MATERIALS - 7.6%
Eagle Materials Inc.	205	15,836
Eastman Chemical Co.	227	15,396
WR Grace & Co.	152	11,100
		42,332
TELECOMMUNICATION SERVICES - 2.7%
Level 3 Communications Inc. (c)	296	15,222

UTILITIES - 3.6%
CenterPoint Energy Inc.	249	5,980
Edison International	181	14,081
		20,061
Total Common Stocks (cost $545,857)		539,445

SHORT TERM INVESTMENTS - 5.8%
Investment Company - 4.3%
JNL Money Market Fund, 0.26% (a) (h)	23,774	23,774

Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	8,461	8,461
Total Short Term Investments (cost $32,235)		32,235

Total Investments - 102.3% (cost $578,092)		571,680
Other Assets and Liabilities, Net - (2.3%)		(12,585)
Total Net Assets - 100.0%		$559,095

Portfolio Composition:	Percentage of Total Investments
Financials	22.9%
Industrials	16.0
Information Technology	12.0
Consumer Discretionary	11.2
Health Care	8.3
Materials	7.4
Energy	7.4
Utilities	3.5
Consumer Staples	3.0
Telecommunication Services	2.7
Short Term Investments	5.6
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund *

	Shares/Par †	Value
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 14.4%
Carter’s Inc.	112	$11,969
G-III Apparel Group Ltd. (c)	295	13,504
Jack in the Box Inc.	161	13,793
Pool Corp. (e)	136	12,763
Texas Roadhouse Inc. (e)	327	14,895
Vail Resorts Inc. (e)	112	15,548
Other Securities		110,785
		193,257
CONSUMER STAPLES - 2.8%
B&G Foods Inc. (e)	269	12,953
Lancaster Colony Corp.	130	16,634
Other Securities		8,024
		37,611

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ENERGY - 4.2%
Energen Corp.	254	12,235
Parsley Energy Inc. - Class A (c)	436	11,803
Patterson-UTI Energy Inc.	732	15,597
Other Securities		16,718
		56,353
FINANCIALS - 9.9%
Corrections Corp. of America	387	13,544
Other Securities		118,714
		132,258
HEALTH CARE - 20.7%
Bio-Techne Corp.	119	13,401
Chemed Corp.	137	18,626
DexCom Inc. (c) (e)	185	14,693
HealthEquity Inc. (c) (e)	394	11,968
HealthSouth Corp. (e)	320	12,428
Hill-Rom Holdings Inc.	237	11,967
Nektar Therapeutics (c) (e)	828	11,779
NuVasive Inc. (c)	214	12,766
NxStage Medical Inc. (c)	558	12,102
PerkinElmer Inc.	222	11,644
VCI Inc. (c) (e)	205	13,870
VWR Corp. (c)	439	12,701
Other Securities		119,370
		277,315
INDUSTRIALS - 13.7%
Acuity Brands Inc.	89	21,973
AO Smith Corp.	135	11,858
Forward Air Corp.	255	11,371
Knight Transportation Inc. (e)	513	13,626
TransDigm Group Inc. (c) (e)	47	12,525
WABCO Holdings Inc. (c)	126	11,560
Watsco Inc.	112	15,807
Other Securities		85,655
		184,375
INFORMATION TECHNOLOGY - 26.3%
Aspen Technology Inc. (c)	293	11,784
Booz Allen Hamilton Holding Corp. - Class A	464	13,754
CoStar Group Inc. (c)	94	20,519
EPAM Systems Inc. (c) (e)	260	16,720
Fair Isaac Corp.	127	14,334
Guidewire Software Inc. (c)	235	14,540
Manhattan Associates Inc. (c)	419	26,858
MicroStrategy Inc. - Class A (c)	75	13,098
MKS Instruments Inc.	304	13,089
Monolithic Power Systems Inc.	233	15,903
Proofpoint Inc. (c) (e)	196	12,343
SYNNEX Corp. (e)	143	13,537
Take-Two Interactive Software Inc. (c)	318	12,042
Ultimate Software Group Inc. (c)	79	16,716
Other Securities		137,283
		352,520
MATERIALS - 3.1%
Berry Plastics Group Inc. (c)	312	12,124
Martin Marietta Materials Inc.	86	16,577
PolyOne Corp.	354	12,482
		41,183
TELECOMMUNICATION SERVICES - 1.5%
SBA Communications Corp. (c)	186	20,125
Total Common Stocks (cost $1,209,359)		1,294,997

SHORT TERM INVESTMENTS - 8.3%
Investment Company - 1.8%
JNL Money Market Fund, 0.26% (a) (h)	23,696	23,696

Securities Lending Collateral - 6.5%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	87,565	87,565
Total Short Term Investments (cost $111,261)		111,261

Total Investments - 104.9% (cost $1,320,620)		1,406,258
Other Assets and Liabilities, Net - (4.9%)		(65,820)
Total Net Assets - 100.0%		$1,340,438

Portfolio Composition:	Percentage of Total Investments
Information Technology	25.1%
Health Care	19.7
Consumer Discretionary	13.8
Industrials	13.1
Financials	9.4
Energy	4.0
Materials	2.9
Consumer Staples	2.7
Telecommunication Services	1.4
Short Term Investments	7.9
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 20.9%
ARAMARK Corp.	586	$19,571
Chipotle Mexican Grill Inc. - Class A (c) (e)	25	10,190
Dollar General Corp.	412	38,719
Gildan Activewear Inc.	555	16,278
Hilton Worldwide Holdings Inc.	1,315	29,631
Mohawk Industries Inc. (c)	207	39,185
Netflix Inc. (c)	122	11,115
Norwegian Cruise Line Holdings Ltd. (c)	430	17,115
O’Reilly Automotive Inc. (c)	113	30,499
Ross Stores Inc.	454	25,743
Sally Beauty Holdings Inc. (c)	390	11,461
Tesla Motors Inc. (c) (e)	35	7,451
Toll Brothers Inc. (c)	402	10,810
Tractor Supply Co.	169	15,382
TripAdvisor Inc. (c)	159	10,230
Ulta Salon Cosmetics & Fragrance Inc. (c) (e)	89	21,587
VF Corp.	140	8,590
Wayfair Inc. - Class A (c) (e)	248	9,664
		333,221
CONSUMER STAPLES - 3.6%
Casey’s General Stores Inc.	137	18,043
Monster Beverage Corp. (c)	58	9,337
Sprouts Farmers Market Inc. (c)	566	12,952
Tyson Foods Inc. - Class A	251	16,785
		57,117
ENERGY - 2.2%
Concho Resources Inc. (c)	209	24,927
Range Resources Corp. (e)	242	10,440
		35,367
FINANCIALS - 9.7%
Affiliated Managers Group Inc. (c)	149	20,989
CBRE Group Inc. - Class A (c)	785	20,795

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
East West Bancorp Inc.	376	12,834
Lazard Ltd. - Class A	409	12,193
NASDAQ Inc.	229	14,803
Oaktree Capital Group LLC - Class A	314	14,068
S&P Global Inc.	220	23,619
Signature Bank (c)	168	21,024
TD Ameritrade Holding Corp. (e)	534	15,217
		155,542
HEALTH CARE - 14.5%
Acadia HealthCare Co. Inc. (c)	377	20,891
BioMarin Pharmaceutical Inc. (c)	186	14,479
Centene Corp. (c)	252	17,971
DENTSPLY SIRONA Inc.	305	18,951
Edwards Lifesciences Corp. (c)	128	12,756
Envision Healthcare Holdings Inc. (c)	783	19,857
Humana Inc.	95	17,143
Illumina Inc. (c)	195	27,304
Inovalon Holdings Inc. - Class A (c) (e)	504	9,075
Intercept Pharmaceuticals Inc. (c) (e)	75	10,701
Jazz Pharmaceuticals Plc (c)	103	14,498
Kite Pharma Inc. (c) (e)	233	11,650
Premier Inc. - Class A (c)	348	11,367
Veeva Systems Inc. - Class A (c)	422	14,402
Vertex Pharmaceuticals Inc. (c)	127	10,907
		231,952
INDUSTRIALS - 18.4%
Acuity Brands Inc.	140	34,640
Carlisle Cos. Inc.	188	19,868
Equifax Inc.	167	21,430
Fortune Brands Home & Security Inc.	518	30,017
HD Supply Holdings Inc. (c)	728	25,342
Lennox International Inc.	195	27,750
Middleby Corp. (c)	202	23,315
Old Dominion Freight Line Inc. (c)	184	11,121
Southwest Airlines Co.	404	15,849
Stericycle Inc. (c) (e)	170	17,676
WABCO Holdings Inc. (c)	108	9,926
Waste Connections Inc.	528	38,006
Watsco Inc.	129	18,205
		293,145
INFORMATION TECHNOLOGY - 24.6%
Amphenol Corp. - Class A	492	28,183
Arista Networks Inc. (c) (e)	197	12,657
Atlassian Corp. Plc - Class A (c)	320	8,295
Broadcom Ltd.	86	13,287
Cavium Inc. (c)	213	8,230
Corning Inc.	781	15,987
CoStar Group Inc. (c)	81	17,711
Electronic Arts Inc. (c)	524	39,698
FLIR Systems Inc.	262	8,103
Gartner Inc. (c)	223	21,761
Global Payments Inc.	136	9,715
GoDaddy Inc. - Class A (c) (e)	498	15,545
Guidewire Software Inc. (c)	214	13,232
Harris Corp.	342	28,561
Lam Research Corp. (e)	197	16,526
Mobileye NV (c) (e)	213	9,828
NXP Semiconductors NV (c)	217	16,984
Palo Alto Networks Inc. (c)	117	14,288
Sabre Corp.	441	11,817
ServiceNow Inc. (c)	278	18,439
Splunk Inc. (c)	260	14,098
Tableau Software Inc. - Class A (c)	179	8,752
Vantiv Inc. - Class A (c)	513	29,058
Workday Inc. - Class A (c) (e)	173	12,918
		393,673
MATERIALS - 4.5%
Eagle Materials Inc.	222	17,158
PPG Industries Inc.	159	16,602
Sherwin-Williams Co.	46	13,391
Vulcan Materials Co.	205	24,614
		71,765
Total Common Stocks (cost $1,544,673)		1,571,782

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 1.3%
JNL Money Market Fund, 0.26% (a) (h)	21,247	21,247

Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	96,500	96,500
Total Short Term Investments (cost $117,747)		117,747

Total Investments - 105.8% (cost $1,662,420)		1,689,529
Other Assets and Liabilities, Net - (5.8%)		(92,129)
Total Net Assets - 100.0%		$1,597,400

Portfolio Composition:	Percentage of Total Investments
Information Technology	23.3%
Consumer Discretionary	19.7
Industrials	17.4
Health Care	13.7
Financials	9.2
Materials	4.2
Consumer Staples	3.4
Energy	2.1
Short Term Investments	7.0
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.0%
A10 Securitization LLC, 2.10%, 04/15/34 (r)	$3,348	$3,338
ACE Securities Corp. REMIC, 0.71%, 02/25/31 (i)	24	23
American Homes For Rent REMIC, 3.79%, 10/17/24 (r)	4,864	5,218
BB-UBS Trust REMIC, 2.89%, 06/05/20 (r)	8,000	8,196
BBCMS Trust, 2.47%, 03/10/26 (r)	3,802	3,753
Capital Auto Receivables Asset Trust REMIC, 1.42%, 06/20/17	3,276	3,282
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.90%, 08/15/45 (i)	15,628	1,269
Countrywide Alternative Loan Trust REMIC
0.66%, 07/20/46 (i)	519	250
0.64%, 12/20/46 (i)	790	571
Countrywide Home Equity Loan Trust, 0.73%, 02/15/34 (i)	202	185
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	537	547
CSAIL Commercial Mortgage Trust REMIC, 3.72%, 08/15/48	8,775	9,592
Honda Auto Receivables Owner Trust, 0.70%, 06/15/17	460	460

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
IndyMac Seconds Asset Backed Trust REMIC, 0.71%, 06/25/36 (i) (p) (q)	753	144
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 10/15/16	1,590	1,593
Madison Avenue Trust, 3.67%, 09/10/25 (i) (r)	2,989	3,249
MASTR Adjustable Rate Mortgages Trust REMIC, 2.38%, 02/25/34 (i)	469	456
Morgan Stanley Capital I Trust REMIC, 4.05%, 06/15/21	1,697	1,786
Morgan Stanley Mortgage Loan Trust REMIC, 2.68%, 10/25/34 (i)	275	270
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	2,774	2,460
Progress Residential Trust REMIC
2.74%, 06/15/20 (r)	3,729	3,783
3.07%, 11/12/20 (r)	6,557	6,738
Provident Funding Mortgage Loan Trust REMIC, 3.00%, 10/25/35 (i)	149	145
SACO I Inc. REMIC, 0.71%, 06/25/36 (i) (p) (q)	149	264
Structured Asset Mortgage Investments Inc. REMIC, 0.66%, 08/25/36 (i)	925	689
UBS-BAMLL Trust REMIC, 3.66%, 06/10/22 (r)	4,560	4,838
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,443	1,718
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	250	256
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 04/20/17 (f) (r)	152	152
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 05/15/21 (r)	4,750	5,250
Total Non-U.S. Government Agency Asset- Backed Securities (cost $69,542)		70,475

CORPORATE BONDS AND NOTES - 3.8%
CONSUMER DISCRETIONARY - 0.3%
Time Warner Inc., 3.60%, 07/15/25 (e)	4,000	4,235

CONSUMER STAPLES - 0.3%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	727
PepsiCo Inc., 3.00%, 08/25/21	782	832
Procter & Gamble Co., 1.90%, 11/01/19 (e)	1,280	1,316
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2,469	2,617
		5,492
ENERGY - 0.4%
Buckeye Partners LP, 4.88%, 02/01/21	1,907	2,004
Enterprise Products Operating LLC, 3.70%, 02/15/26 (e)	1,013	1,061
Magellan Midstream Partners LP, 3.20%, 03/15/25	1,072	1,064
Occidental Petroleum Corp., 3.13%, 02/15/22	666	698
Phillips 66, 4.30%, 04/01/22	912	996
Plains All American Pipeline LP, 2.60%, 12/15/19 (e)	1,713	1,669
		7,492
FINANCIALS - 2.0%
ACE INA Holdings Inc., 3.35%, 05/03/26	1,300	1,385
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	2,599	2,782
Bank of America Corp., 5.70%, 01/24/22	1,490	1,726
Bank of New York Mellon Corp., 3.55%, 09/23/21 (e)	3,850	4,169
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,748
Citigroup Inc.
4.50%, 01/14/22	3,028	3,347
3.40%, 05/01/26	4,200	4,310
Credit Suisse, 3.00%, 10/29/21	894	916
Goldman Sachs Group Inc.
2.63%, 04/25/21 (e)	1,356	1,375
5.75%, 01/24/22	840	976
HCP Inc., 3.40%, 02/01/25 (e)	1,515	1,465
New York Life Global Funding, 2.00%, 04/13/21 (r)	1,639	1,661
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,403
Toyota Motor Credit Corp., 3.40%, 09/15/21 (e)	5,500	5,987
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,824
		35,074
HEALTH CARE - 0.1%
Actavis Funding SCS, 3.45%, 03/15/22	991	1,030

INDUSTRIALS - 0.3%
ABB Finance USA Inc., 2.88%, 05/08/22 (e)	571	595
Lockheed Martin Corp., 3.35%, 09/15/21 (e)	984	1,049
Penske Truck Leasing Co. LP, 3.38%, 02/01/22 (r)	2,898	2,956
Union Pacific Corp., 1.80%, 02/01/20	869	883
		5,483
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21	1,279	1,387

TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,069

UTILITIES - 0.2%
Arizona Public Service Co., 2.20%, 01/15/20	665	681
Exelon Generation Co. LLC, 2.95%, 01/15/20 (e)	1,140	1,173
Florida Power Corp., 3.10%, 08/15/21	1,203	1,280
Virginia Electric & Power Co., 2.95%, 01/15/22 (e)	870	917
		4,051
Total Corporate Bonds and Notes (cost $61,940)		65,313

GOVERNMENT AND AGENCY OBLIGATIONS - 86.3%
GOVERNMENT SECURITIES - 36.4%
Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,651
5.75%, 12/07/28	7,000	9,657
		18,308
Federal Home Loan Bank - 1.3% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	10,375
5.25%, 12/11/20	4,500	5,293
5.75%, 06/12/26	5,000	6,728
		22,396
Federal National Mortgage Association - 1.8% (w)
Federal National Mortgage Association 0.00%, 10/09/19 (j)	30,000	28,833
Principal Only, 0.00%, 03/23/28 (j)	4,000	2,994
		31,827
Sovereign - 6.5%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	22,463
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	28,446
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	1,980
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	51,010	43,887

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	16,439
		113,215
Treasury Inflation Index Securities - 4.5%
U.S. Treasury Inflation Indexed Note, 1.38%, 02/15/44 (n)	68,270	78,960

U.S. Treasury Securities - 21.2%
U.S. Treasury Bond
0.00%, 08/15/21 (j)	25,000	23,612
5.25%, 11/15/28 - 02/15/29	30,000	42,299
5.38%, 02/15/31 (e)	33,000	48,953
U.S. Treasury Note
4.63%, 02/15/17	22,000	22,572
2.75%, 05/31/17	100,000	102,020
4.75%, 08/15/17	17,000	17,794
3.38%, 11/15/19	25,000	27,168
2.63%, 08/15/20 - 11/15/20	45,000	48,176
2.00%, 08/15/25	25,000	26,148
1.63%, 02/15/26	10,000	10,119
		368,861
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 49.9%
Federal Home Loan Mortgage Corp. - 14.6%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	2	2
6.00%, 11/01/28	70	80
7.00%, 04/01/29 - 08/01/32	77	87
5.00%, 08/01/33 - 12/01/34	1,155	1,300
2.53%, 12/01/35 (i)	952	1,011
3.02%, 01/01/37 (i)	155	165
5.50%, 07/01/38	3,710	4,160
4.50%, 10/01/40	1,131	1,239
3.00%, 07/15/42	28,770	29,528
REMIC, 5.00%, 01/15/18 - 08/15/39	25,853	28,272
REMIC, 4.50%, 06/15/18 - 07/15/34	16,219	17,648
REMIC, 4.00%, 07/15/23 - 06/15/36	17,409	18,976
REMIC, 3.28%, 06/25/25 (i)	7,500	8,234
REMIC, 3.01%, 07/25/25	8,067	8,682
REMIC, 3.15%, 11/25/25	8,050	8,750
REMIC, 5.50%, 01/15/26 - 07/15/40	21,031	23,075
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	56,157
REMIC, 3.00%, 04/15/31 - 07/15/45	25,598	26,383
REMIC, 2.00%, 03/15/33	6,968	7,074
REMIC, 6.00%, 07/15/37	1,567	1,775
REMIC, 2.50%, 02/15/45 - 02/15/45	11,943	12,339
		254,937
Federal National Mortgage Association - 30.1%
Federal National Mortgage Association
5.00%, 02/01/19 - 11/01/40	19,109	21,530
10.50%, 08/01/20	1	1
3.27%, 01/01/22	8,970	9,695
4.00%, 02/01/25 - 09/01/45	36,279	39,597
3.18%, 09/01/25	5,371	5,790
3.03%, 12/01/25	20,350	21,756
2.94%, 01/01/26 - 01/01/26	23,305	24,737
3.10%, 01/01/26	7,500	8,091
6.50%, 03/01/26 - 03/01/36	255	304
7.00%, 05/01/26 - 01/01/30	15	16
3.33%, 03/01/27	2,604	2,843
2.97%, 06/01/27	6,628	6,961
8.00%, 11/01/29 - 03/01/31	50	55
6.00%, 02/01/31 - 12/01/36	6,721	7,860
7.50%, 02/01/31	4	4
5.50%, 02/01/35 - 10/01/36	4,126	4,738
3.50%, 09/01/45 - 01/01/46	21,066	22,475
REMIC, 5.00%, 05/25/18 - 09/25/39	13,207	14,248
REMIC, 4.00%, 01/25/19 - 07/25/40	60,472	64,872
REMIC, 4.50%, 04/25/23 - 12/25/40	21,491	23,023
REMIC, 2.59%, 12/25/24	8,199	8,523
REMIC, 2.80%, 06/25/25 (i)	5,151	5,402
REMIC, 2.94%, 01/25/26 (i)	13,761	14,658
REMIC, 3.50%, 01/25/32 - 05/25/36	23,823	26,274
REMIC, 3.00%, 12/25/32 - 01/25/46	162,452	169,859
REMIC, 5.50%, 12/25/34 - 11/25/35	3,251	3,711
REMIC, 0.00%, 04/25/36 (j)	1,468	1,423
REMIC, 6.00%, 02/25/37 - 12/25/49	1,996	2,251
REMIC, 10.57%, 02/25/40 (i)	25	35
REMIC, 7.50%, 12/25/41	4,505	5,300
REMIC, 5.75%, 06/25/42	1,191	1,349
REMIC, 2.00%, 09/25/42	4,000	3,671
REMIC, 4.68%, 06/25/43	3,097	3,368
		524,420
Government National Mortgage Association - 5.2%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,151	1,346
REMIC, 4.00%, 09/16/24 - 11/20/38	17,666	19,057
REMIC, 6.50%, 06/16/31	974	1,108
REMIC, 5.50%, 03/20/33 - 02/16/38	5,771	6,498
REMIC, 6.00%, 12/16/33	1,817	2,111
REMIC, 3.00%, 04/20/39 - 10/20/45	17,406	18,242
REMIC, 4.50%, 06/20/39	6,509	7,135
REMIC, 5.00%, 05/20/40	13,049	16,041
REMIC, 0.98%, 07/20/63 (i)	16,517	16,447
REMIC, Interest Only, 5.96%, 05/16/38 (i)	2,763	542
REMIC, Interest Only, 5.68%, 07/20/41 (i)	8,731	1,579
		90,106
Total Government and Agency Obligations (cost $1,418,920)		1,503,030

SHORT TERM INVESTMENTS - 6.7%
Investment Company - 6.0%
JNL Money Market Fund, 0.26% (a) (h)	104,576	104,576

Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	11,401	11,401
Total Short Term Investments (cost $115,977)		115,977
Total Investments - 100.8% (cost $1,666,379)		1,754,795
Other Assets and Liabilities, Net - (0.8%)		(13,985)
Total Net Assets - 100.0%		$1,740,810

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	49.6%
Government Securities	36.1
Non-U.S. Government Agency ABS	4.0
Financials	2.0
Energy	0.4
Consumer Staples	0.3
Industrials	0.3
Consumer Discretionary	0.2
Utilities	0.2
Information Technology	0.1
Telecommunication Services	0.1
Health Care	0.1
Short Term Investments	6.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Lazard Emerging Markets Fund

	Shares/Par †	Value
COMMON STOCKS - 96.8%
ARGENTINA - 1.3%
YPF SA - ADR - Class D	608	$11,670

BRAZIL - 9.5%
AMBEV SA - ADR	2,313	13,670
Banco do Brasil SA	3,051	16,148
BB Seguridade Participacoes SA	1,272	11,054
CCR SA	2,610	13,652
Cielo SA	1,492	15,675
Cielo SA - ADR (e)	366	3,839
Localiza Rent a Car SA	718	7,678
Natura Cosmeticos SA	310	2,458
Via Varejo SA	148	339
		84,513
CHINA - 19.1%
AAC Technologies Holdings Inc.	1,279	10,934
Agricultural Bank of China - Class H	9,418	3,460
Alibaba Group Holding Ltd. - ADR (c) (e)	53	4,225
Anhui Conch Cement Co. Ltd. - Class H (e)	1,002	2,425
Baidu.com - ADR - Class A (c)	158	26,025
Brilliance China Automotive Holdings Ltd. (e)	3,039	3,137
China Construction Bank Corp. - Class H	40,936	27,290
China Mobile Ltd. - ADR	397	22,962
China Shenhua Energy Co. Ltd. - Class H	3,992	7,424
China State Construction International Holdings Ltd.	1,646	2,184
CNOOC Ltd.	9,043	11,288
Huabao International Holdings Ltd. (c)	7,907	2,823
NetEase.com Inc.- ADR	144	27,885
New Oriental Education & Technology Group - ADR	87	3,636
Ping An Insurance Group Co. of China Ltd. - Class H	955	4,229
Tencent Holdings Ltd.	207	4,744
Weichai Power Co. Ltd. - Class H	4,464	4,596
		169,267
COLOMBIA - 0.3%
BanColombia SA - ADR	73	2,556

EGYPT - 0.8%
Commercial International Bank Egypt SAE - GDR	1,949	6,932

HONG KONG - 0.5%
China Medical System Holdings Ltd.	1,408	2,158
Techtronic Industries Co.	485	2,024
		4,182
HUNGARY - 1.5%
OTP Bank Plc	592	13,236

INDIA - 10.0%
Aurobindo Pharma Ltd.	324	3,570
Axis Bank Ltd.	2,544	20,215
Bajaj Auto Ltd.	205	8,200
Bharat Heavy Electricals Ltd.	1,595	3,030
Glenmark Pharmaceuticals Ltd.	218	2,593
HCL Technologies Ltd.	886	9,622
Hero Honda Motors Ltd.	214	10,089
ICICI Bank Ltd. - ADR	696	4,999
Punjab National Bank (f)	3,767	6,174
Reliance Industries Ltd.	161	2,312
Tata Consultancy Services Ltd.	476	18,035
		88,839
INDONESIA - 6.9%
Astra International Tbk PT	14,406	8,121
Bank Mandiri Persero Tbk PT	20,040	14,502
Bank Rakyat Indonesia Persero Tbk PT	5,858	4,820
PT Semen Indonesia	6,444	4,590
Telekomunikasi Indonesia PT - ADR	390	23,987
United Tractors Tbk PT	4,542	5,125
		61,145
MACAU - 0.3%
Wynn Macau Ltd.	1,794	2,600

MEXICO - 3.0%
America Movil SAB de CV - ADR - Class L	584	7,160
Grupo Financiero Banorte SAB de CV - Class D	578	3,229
Grupo Mexico SAB de CV - Class B	3,102	7,269
Kimberly-Clark de Mexico SAB de CV - Class A	3,675	8,681
		26,339
PAKISTAN - 1.5%
Habib Bank Ltd.	2,929	5,536
Oil & Gas Development Co. Ltd.	2,441	3,228
Pakistan Petroleum Ltd.	3,424	5,089
		13,853
PERU - 0.3%
Credicorp Ltd.	19	2,985

PHILIPPINES - 1.1%
Philippine Long Distance Telephone Co. - ADR	221	9,860

PORTUGAL - 0.4%
Galp Energia SGPS SA	233	3,247

RUSSIAN FEDERATION - 9.2%
Gazprom OAO - ADR	2,493	10,772
Lukoil PJSC - ADR	313	13,102
Magnit PJSC - GDR	104	3,475
Mobile Telesystems PJSC - ADR	1,446	11,971
NovaTek OAO - GDR	42	4,344
Sberbank of Russia - ADR	3,643	31,955
X5 Retail Group NV - GDR (c)	122	2,437
Yandex NV - Class A (c)	173	3,790
		81,846
SOUTH AFRICA - 5.8%
Bid Corp. Ltd. (c)	247	4,631
Bidvest Group Ltd.	247	2,332
Imperial Holdings Ltd.	521	5,318
Life Healthcare Group Holdings Ltd.	653	1,606
Nedbank Group Ltd.	318	4,039
PPC Ltd. (e)	2,234	1,213
Sanlam Ltd.	1,259	5,203
Shoprite Holdings Ltd.	767	8,683
Standard Bank Group Ltd.	821	7,151
Vodacom Group Ltd. (e)	508	5,784
Woolworths Holdings Ltd.	1,003	5,745
		51,705
SOUTH KOREA - 11.5%
Coway Co. Ltd.	90	8,193
Hansae Co. Ltd.	33	1,095
Hanwha Life Insurance Co. Ltd.	1,448	7,298
Hyundai Mobis	63	13,784
KB Financial Group Inc.	287	8,166
KT&G Corp.	59	6,965
Samsung Electronics Co. Ltd.	23	28,513
Shinhan Financial Group Co. Ltd.	490	16,103

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SK Hynix Inc.	439	12,503
		102,620
TAIWAN - 6.6%
Advanced Semiconductor Engineering Inc.	2,151	2,447
Catcher Technology Co. Ltd.	245	1,827
Hon Hai Precision Industry Co. Ltd.	778	2,006
Hon Hai Precision Industry Co. Ltd. - GDR	1,329	6,710
Largan Precision Co. Ltd.	43	3,977
Silicon Motion Technology Corp. - ADR	64	3,057
Taiwan Semiconductor Manufacturing Co. Ltd.	2,058	10,374
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,067	27,997
		58,395
THAILAND - 1.5%
Kasikornbank PCL	1,018	5,015
PTT Exploration & Production PCL	1,720	4,131
Siam Cement PCL	329	4,472
		13,618
TURKEY - 4.8%
Akbank T.A.S.	3,064	8,781
Aselsan Elektronik Sanayi Ve Ticaret A/S	760	2,489
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,836	1,829
KOC Holding A/S	1,372	6,276
KOC Holding A/S - ADR	149	3,386
Turk Telekomunikasyon A/S	348	733
Turkcell Iletisim Hizmetleri A/S (c)	1,709	6,283
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	226	2,072
Turkiye Garanti Bankasi A/S	948	2,503
Turkiye Is Bankasi A/S - Class C	5,021	7,976
		42,328
UNITED KINGDOM - 0.5%
British American Tobacco Plc	325	4,247

UNITED STATES OF AMERICA - 0.4%
Freeport-McMoran Inc. - Class B (e)	295	3,284
Total Common Stocks (cost $943,223)		859,267

SHORT TERM INVESTMENTS - 3.5%
Investment Company - 2.7%
JNL Money Market Fund, 0.26% (a) (h)	24,043	24,043

Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	6,775	6,775
Total Short Term Investments (cost $30,818)		30,818
Total Investments - 100.3% (cost $974,041)		890,085
Other Assets and Liabilities, Net - (0.3%)		(2,579)
Total Net Assets - 100.0%		$887,506

Portfolio Composition:	Percentage of Total Investments
Financials	28.5%
Information Technology	25.2
Telecommunication Services	10.2
Energy	8.6
Consumer Discretionary	8.1
Consumer Staples	6.2
Industrials	5.7
Materials	2.9
Health Care	1.1
Short Term Investments	3.5
Total Investments	100.0%

JNL/Mellon Capital Emerging Markets Index Fund *

	Shares/Par †	Value
COMMON STOCKS - 94.4%
BRAZIL - 4.5%
AMBEV SA	1,050	$6,227
Banco Bradesco SA	185	1,561
Petroleo Brasileiro SA (c)	659	2,347
Vale SA	295	1,489
Other Securities		26,839
		38,463
CHILE - 1.1%
Other Securities		9,546

CHINA - 22.9%
Alibaba Group Holding Ltd. - ADR (c) (e)	220	17,513
Baidu.com - ADR - Class A (c)	60	9,958
Bank of China Ltd. - Class H	17,624	7,083
China Construction Bank Corp. - Class H	18,714	12,475
China Life Insurance Co. Ltd.	734	572
China Life Insurance Co. Ltd. - Class H	1,649	3,556
China Mobile Ltd.	1,366	15,786
China Petroleum & Chemical Corp. - Class H	5,684	4,108
CNOOC Ltd.	3,966	4,950
Ctrip.com International Ltd. - ADR (c) (e)	75	3,101
Industrial & Commercial Bank of China Ltd. - Class H	16,403	9,148
JD.com Inc. - ADR - Class B (c) (e)	153	3,248
NetEase.com Inc.- ADR	18	3,388
PetroChina Co. Ltd. - Class H	4,703	3,242
Ping An Insurance Group Co. of China Ltd. - Class H	1,158	5,131
Tencent Holdings Ltd.	1,253	28,753
Other Securities		62,212
		194,224
COLOMBIA - 0.3%
Other Securities		2,672

CZECH REPUBLIC - 0.2%
Other Securities		1,399

EGYPT - 0.2%
Other Securities		1,357

GREECE - 0.3%
Other Securities		2,882

HONG KONG - 2.8%
Other Securities		23,443

HUNGARY - 0.3%
Other Securities		2,245

INDIA - 8.2%
Housing Development Finance Corp.	332	6,178
Infosys Ltd.	408	7,081
Reliance Industries Ltd.	287	4,136
Tata Consultancy Services Ltd.	106	4,009
Other Securities		48,522
		69,926
INDONESIA - 2.7%
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,304	3,439
Other Securities		19,242
		22,681
MALAYSIA - 2.8%
Public Bank Bhd	605	2,914

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		21,273
		24,187
MEXICO - 3.6%
America Movil SAB de CV - Class L (e)	6,961	4,279
Fomento Economico Mexicano SAB de CV	408	3,778
Grupo Financiero Banorte SAB de CV (e)	556	3,109
Other Securities		19,180
		30,346
NIGERIA - 0.0%
Other Securities		2

PERU - 0.3%
Other Securities		2,784

PHILIPPINES - 1.5%
Other Securities		13,015

POLAND - 1.1%
Other Securities		9,498

QATAR - 0.9%
Other Securities		7,441

ROMANIA - 0.1%
Other Securities		566

RUSSIAN FEDERATION - 3.5%
Gazprom PAO	2,625	5,722
Lukoil OAO	95	3,975
Sberbank of Russia	2,395	4,983
Other Securities		14,692
		29,372
SOUTH AFRICA - 7.1%
MTN Group Ltd. (e)	369	3,590
Naspers Ltd. - Class N	97	14,870
Sasol Ltd.	123	3,328
Steinhoff International Holdings NV (e)	647	3,710
Other Securities		35,137
		60,635
SOUTH KOREA - 13.7%
Amorepacific Corp.	7	2,730
AMOREPACIFIC Group	6	922
Hyundai Mobis	15	3,330
Hyundai Motor Co.	32	3,764
Korea Electric Power Corp.	57	3,011
KT&G Corp.	26	3,074
NHN Corp.	6	3,858
Samsung Electronics Co. Ltd.	23	28,098
Shinhan Financial Group Co. Ltd.	95	3,131
SK Hynix Inc.	130	3,686
Other Securities		60,461
		116,065
TAIWAN - 11.8%
Chunghwa Telecom Co. Ltd.	848	3,067
Hon Hai Precision Industry Co. Ltd.	3,128	8,059
Taiwan Semiconductor Manufacturing Co. Ltd.	5,479	27,610
Other Securities		61,686
		100,422
THAILAND - 2.2%
Other Securities		18,904

TURKEY - 1.3%
Other Securities		11,422

UNITED ARAB EMIRATES - 0.9%
Other Securities		7,307

UNITED KINGDOM - 0.1%
Other Securities		467
Total Common Stocks (cost $895,861)		801,271

PREFERRED STOCKS - 4.3%
BRAZIL - 2.5%
Banco Bradesco SA	618	4,843
Itau Unibanco Holding SA	641	6,037
Petroleo Brasileiro SA (c)	869	2,538
Vale SA	417	1,686
Other Securities		6,453
		21,557
CHILE - 0.1%
Other Securities		744

COLOMBIA - 0.2%
Other Securities		1,374

MEXICO - 0.6%
Grupo Televisa SAB	545	2,840
Other Securities		1,923
		4,763
RUSSIAN FEDERATION - 0.2%
Other Securities		1,797

SOUTH KOREA - 0.7%
Hyundai Motor Co.	8	710
Hyundai Motor Co.	5	399
Samsung Electronics Co. Ltd.	4	4,188
Other Securities		967
		6,264
Total Preferred Stocks (cost $48,223)		36,499

RIGHTS - 0.0%
CHILE - 0.0%
Other Securities		6
Total Rights (cost $0)		6

WARRANTS - 0.0%
THAILAND - 0.0%
Other Securities		35
Total Warrants (cost $0)		35

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 0.3%
JNL Money Market Fund, 0.26% (a) (h)	2,727	2,727

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	19,522	19,522

Treasury Securities - 0.1%
Other Securities		880
Total Short Term Investments (cost $23,129)		23,129
Total Investments - 101.4% (cost $967,213)		860,940
Other Assets and Liabilities, Net - (1.4%)		(12,065)
Total Net Assets - 100.0%		$848,875

Portfolio Composition:	Percentage of Total Investments
Financials	25.5%
Information Technology	22.0
Consumer Discretionary	10.4
Consumer Staples	8.1
Energy	6.9
Materials	6.7
Telecommunication Services	6.4
Industrials	5.7
Utilities	3.0
Health Care	2.6
Short Term Investments	2.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital European 30 Fund

	Shares/Par †	Value
COMMON STOCKS - 96.3%
BELGIUM - 3.4%
Proximus SA	434	$13,780

DENMARK - 3.5%
A P Moller - Maersk A/S - Class B	11	13,963

FRANCE - 6.9%
Atos SE	169	13,945
Compagnie Generale des Etablissements Michelin	149	14,023
		27,968
GERMANY - 14.8%
Bayerische Motoren Werke AG	138	10,047
Daimler AG	173	10,349
Deutsche Lufthansa AG	880	10,345
RTL Group SA	170	13,852
Siemens AG	149	15,281
		59,874
ITALY - 9.9%
Assicurazioni Generali SpA	786	9,271
Enel SpA	3,369	14,958
Snam Rete Gas SpA	2,638	15,770
		39,999
NETHERLANDS - 3.4%
Koninklijke Philips Electronics NV (e)	556	13,807

PORTUGAL - 3.0%
Energias de Portugal SA	3,999	12,242

SPAIN - 7.0%
Endesa SA (e)	723	14,516
Gas Natural SDG SA (e)	691	13,740
		28,256
SWEDEN - 7.1%
Lundin Petroleum AB (c)	967	17,623
Nordea Bank AB	1,291	10,954
		28,577
SWITZERLAND - 10.3%
Kuehne & Nagel International AG	103	14,400
Novartis AG	162	13,346
Swisscom AG (e)	28	13,873
		41,619
UNITED KINGDOM - 27.0%
Babcock International Group Plc	946	11,440
BAE Systems Plc	1,898	13,289
Centrica Plc	4,417	13,356
easyJet Plc	539	7,837
Fresnillo Plc	1,320	29,076
G4S Plc	4,206	10,308
Marks & Spencer Group Plc	2,152	9,216
National Grid Plc	1,012	14,878
		109,400
Total Common Stocks (cost $417,905)		389,485

PREFERRED STOCKS - 3.3%
SWITZERLAND - 3.3%
Lindt & Spruengli AG	2	13,318
Total Preferred Stocks (cost $12,089)		13,318

SHORT TERM INVESTMENTS - 5.4%
Securities Lending Collateral - 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	22,079	22,079
Total Short Term Investments (cost $22,079)		22,079

Total Investments - 105.0% (cost $452,073)		424,882
Other Assets and Liabilities, Net - (5.0%)		(20,307)
Total Net Assets - 100.0%		$404,575

Portfolio Composition:	Percentage of Total Investments
Industrials	26.1%
Utilities	23.4
Consumer Discretionary	13.5
Materials	6.8
Telecommunication Services	6.5
Financials	4.8
Energy	4.2
Information Technology	3.3
Health Care	3.1
Consumer Staples	3.1
Short Term Investments	5.2
Total Investments	100.0%

JNL/Mellon Capital Pacific Rim 30 Fund

	Shares/Par †	Value
COMMON STOCKS - 98.2%
AUSTRALIA - 19.9%
AGL Energy Ltd.	549	$7,978
Amcor Ltd.	740	8,318
Computershare Ltd.	851	5,884
Dexus Property Group	1,325	8,988
Qantas Airways Ltd.	2,426	5,138
QBE Insurance Group Ltd.	793	6,264
		42,570
HONG KONG - 10.2%
AIA Group Ltd.	1,212	7,291
BOC Hong Kong Holdings Ltd.	2,381	7,173
Techtronic Industries Co.	1,778	7,423
		21,887
JAPAN - 45.7%
Bridgestone Corp. (e)	209	6,729
Concordia Financial Group Ltd.	1,172	4,526
Credit Saison Co. Ltd.	366	6,148
Idemitsu Kosan Co. Ltd. (e)	434	9,413
JX Holdings Inc.	1,653	6,453
Kuraray Co. Ltd. (e)	590	7,042
Mizuho Financial Group Inc.	3,538	5,091
NHK Spring Co. Ltd. (e)	725	5,882
Nissan Motor Co. Ltd.	686	6,126
ORIX Corp.	505	6,539
Sekisui House Ltd.	425	7,439

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Shimizu Corp.	875	8,198
Sompo Japan Nipponkoa Holdings	219	5,823
Toyota Motor Corp.	116	5,699
Toyota Tsusho Corp.	304	6,554
		97,662
NEW ZEALAND - 8.0%
Fletcher Building Ltd.	1,437	8,838
Spark New Zealand Ltd.	3,200	8,134
		16,972
SINGAPORE - 14.4%
DBS Group Holdings Ltd.	623	7,345
Oversea-Chinese Banking Corp. Ltd.	1,174	7,632
United Overseas Bank Ltd.	531	7,319
Wilmar International Ltd.	3,497	8,512
		30,808
Total Common Stocks (cost $216,245)		209,899

INVESTMENT COMPANIES - 1.9%
Vanguard MSCI Pacific ETF (e)	72	4,012
Total Investment Companies (cost $3,981)		4,012

SHORT TERM INVESTMENTS - 8.1%
Securities Lending Collateral - 8.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	17,448	17,448
Total Short Term Investments (cost $17,448)		17,448
Total Investments - 108.2% (cost $237,674)		231,359
Other Assets and Liabilities, Net - (8.2%)		(17,544)
Total Net Assets - 100.0%		$213,815

Portfolio Composition:	Percentage of Total Investments
Financials	34.6%
Consumer Discretionary	17.0
Materials	10.5
Industrials	8.6
Energy	6.9
Consumer Staples	3.7
Telecommunication Services	3.5
Utilities	3.5
Information Technology	2.5
Investment Companies	1.7
Short Term Investments	7.5
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund *

	Shares/Par †	Value
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 12.0%
Amazon.com Inc. (c)	117	$83,798
Comcast Corp. - Class A (e)	734	47,835
Home Depot Inc.	377	48,125
McDonald’s Corp.	266	32,019
Starbucks Corp.	445	25,395
Walt Disney Co.	453	44,297
Other Securities		397,872
		679,341
CONSUMER STAPLES - 10.3%
Altria Group Inc.	592	40,832
Coca-Cola Co.	1,175	53,271
CVS Health Corp.	325	31,159
PepsiCo Inc.	436	46,188
Philip Morris International Inc.	470	47,758
Procter & Gamble Co.	806	68,212
Wal-Mart Stores Inc.	463	33,794
Other Securities		259,787
		581,001
ENERGY - 7.2%
Chevron Corp.	570	59,797
Exxon Mobil Corp. (e)	1,255	117,663
Schlumberger Ltd.	421	33,283
Other Securities		194,997
		405,740
FINANCIALS - 15.3%
Bank of America Corp.	3,115	41,331
Bank of New York Mellon Corp. (a)	325	12,612
Berkshire Hathaway Inc. - Class B (c)	567	82,120
Citigroup Inc.	889	37,702
JPMorgan Chase & Co.	1,109	68,933
Wells Fargo & Co.	1,398	66,189
Other Securities		558,875
		867,762
HEALTH CARE - 14.3%
AbbVie Inc.	489	30,305
Allergan Plc (c)	120	27,663
Amgen Inc.	227	34,591
Bristol-Myers Squibb Co.	505	37,161
Gilead Sciences Inc.	404	33,672
Johnson & Johnson	834	101,115
Medtronic Plc	424	36,756
Merck & Co. Inc.	837	48,228
Pfizer Inc. (e)	1,836	64,631
UnitedHealth Group Inc.	287	40,535
Other Securities		353,447
		808,104
INDUSTRIALS - 9.9%
3M Co.	183	31,969
Boeing Co.	182	23,585
General Electric Co.	2,785	87,684
Honeywell International Inc.	232	26,993
United Technologies Corp.	234	24,030
Other Securities		367,887
		562,148
INFORMATION TECHNOLOGY - 19.2%
Alphabet Inc. - Class A (c)	89	62,528
Alphabet Inc. - Class C (c)	89	61,926
Apple Inc.	1,659	158,593
Cisco Systems Inc.	1,518	43,547
Facebook Inc. - Class A (c)	700	79,945
Intel Corp. (e)	1,429	46,874
International Business Machines Corp.	267	40,477
MasterCard Inc. - Class A	296	26,046
Microsoft Corp.	2,380	121,782
Oracle Corp.	943	38,583
QUALCOMM Inc.	445	23,839
Visa Inc. - Class A (e)	579	42,937
Other Securities		342,802
		1,089,879
MATERIALS - 2.8%
Other Securities		157,687

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	1,863	80,510
Verizon Communications Inc.	1,234	68,891

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		11,018
		160,419
UTILITIES - 3.5%
Other Securities		201,060
Total Common Stocks (cost $4,371,721)		5,513,141

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 2.5%
JNL Money Market Fund, 0.26% (a) (h)	145,356	145,356
Securities Lending Collateral - 4.0%
Repurchase Agreement with MLP, 0.60% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 05/23/16, due 08/22/16 at $115,174 (q)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	110,246	110,246
		225,246
Treasury Securities - 0.1%
Other Securities		6,422
Total Short Term Investments (cost $377,024)		377,024
Total Investments - 103.9% (cost $4,748,745)		5,890,165
Other Assets and Liabilities, Net - (3.9%)		(223,744)
Total Net Assets - 100.0%		$5,666,421

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.5%
Financials	14.7
Health Care	13.7
Consumer Discretionary	11.5
Consumer Staples	9.9
Industrials	9.6
Energy	6.9
Utilities	3.4
Telecommunication Services	2.7
Materials	2.7
Short Term Investments	6.4
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund *

	Shares/Par †	Value
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.7%
Domino’s Pizza Inc.	78	$10,293
NVR Inc. (c)	6	10,189
Other Securities		249,448
		269,930
CONSUMER STAPLES - 4.6%
Ingredion Inc.	112	14,538
WhiteWave Foods Co. - Class A (c)	276	12,964
Other Securities		78,739
		106,241
ENERGY - 3.6%
Other Securities		84,021

FINANCIALS - 26.7%
Alexandria Real Estate Equities Inc.	114	11,848
Alleghany Corp. (c)	24	13,244
American Campus Communities Inc.	202	10,689
Camden Property Trust	136	12,010
Duke Realty Corp.	540	14,393
Everest Re Group Ltd.	66	12,011
FactSet Research Systems Inc.	64	10,308
Kilroy Realty Corp.	143	9,474
Mid-America Apartment Communities Inc.	118	12,542
MSCI Inc. - Class A	136	10,463
National Retail Properties Inc.	225	11,631
New York Community Bancorp Inc. (e)	760	11,400
Raymond James Financial Inc.	197	9,703
Regency Centers Corp.	152	12,758
Reinsurance Group of America Inc.	100	9,671
SEI Investments Co.	213	10,227
Signature Bank (c)	83	10,391
Other Securities		425,012
		617,775
HEALTH CARE - 9.0%
Cooper Cos. Inc.	76	12,975
Idexx Laboratories Inc. (c)	140	12,978
MEDNAX Inc. (c)	145	10,524
Mettler-Toledo International Inc. (c)	42	15,237
ResMed Inc.	219	13,856
Teleflex Inc.	68	12,069
Other Securities		129,493
		207,132
INDUSTRIALS - 13.2%
AO Smith Corp.	115	10,165
Carlisle Cos. Inc.	99	10,513
Huntington Ingalls Industries Inc.	73	12,240
IDEX Corp.	118	9,658
Wabtec Corp.	141	9,886
Other Securities		253,873
		306,335
INFORMATION TECHNOLOGY - 16.6%
Ansys Inc. (c)	137	12,473
Broadridge Financial Solutions Inc.	185	12,034
Cadence Design Systems Inc. (c)	470	11,416
CDK Global Inc.	242	13,453
Computer Sciences Corp.	217	10,754
Gartner Inc. - Class A (c)	129	12,546
Jack Henry & Associates Inc.	122	10,669
Synopsys Inc. (c)	237	12,817
Trimble Navigation Ltd. (c)	389	9,478
Other Securities		278,122
		383,762
MATERIALS - 7.0%
Ashland Inc.	97	11,124
Packaging Corp. of America	146	9,763
RPM International Inc.	206	10,283
Valspar Corp.	114	12,299
Other Securities		119,275
		162,744
TELECOMMUNICATION SERVICES - 0.2%
Other Securities		4,374

UTILITIES - 5.9%
Aqua America Inc. (e)	275	9,801
Atmos Energy Corp.	160	12,978
OGE Energy Corp.	310	10,138
UGI Corp.	268	12,104
Westar Energy Inc.	221	12,407

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		80,179
		137,607
Total Common Stocks (cost $2,005,228)		2,279,921

SHORT TERM INVESTMENTS - 5.5%
Investment Company - 1.2%
JNL Money Market Fund, 0.26% (a) (h)	29,047	29,047

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	98,039	98,039

Treasury Securities - 0.1%
Other Securities		1,219
Total Short Term Investments (cost $128,305)		128,305
Total Investments - 104.0% (cost $2,133,533)		2,408,226
Other Assets and Liabilities, Net - (4.0%)		(93,724)
Total Net Assets - 100.0%		$2,314,502

Portfolio Composition:	Percentage of Total Investments
Financials	25.7%
Information Technology	15.9
Industrials	12.7
Consumer Discretionary	11.2
Health Care	8.6
Materials	6.8
Utilities	5.7
Consumer Staples	4.4
Energy	3.5
Telecommunication Services	0.2
Short Term Investments	5.3
Total Investments	100.0%

JNL/Mellon Capital Small Cap Index Fund *

	Shares/Par †	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.7%
Core-Mark Holding Co. Inc. (e)	133	$6,213
Five Below Inc. (c)	156	7,245
Other Securities		232,664
		246,122
CONSUMER STAPLES - 2.9%
B&G Foods Inc. (e)	179	8,631
Darling Ingredients Inc. (c)	470	7,005
Other Securities		36,290
		51,926
ENERGY - 2.9%
PDC Energy Inc. (c)	132	7,623
US Silica Holdings Inc. (e)	184	6,327
Other Securities		38,476
		52,426
FINANCIALS - 23.1%
Acadia Realty Trust	205	7,270
Coresite Realty Corp.	87	7,747
EastGroup Properties Inc.	92	6,346
First Financial Bankshares Inc. (e)	189	6,196
Geo Group Inc.	211	7,205
Home Bancshares Inc.	353	6,983
Kite Realty Group Trust	241	6,752
Lexington Realty Trust	612	6,183
MB Financial Inc.	197	7,139
ProAssurance Corp.	154	8,222
Retail Opportunity Investments Corp.	291	6,303
RLI Corp.	110	7,547
Selective Insurance Group Inc.	164	6,271
Texas Capital Bancshares Inc. (c)	131	6,143
UMB Financial Corp. (e)	120	6,376
United Bankshares Inc. (e)	187	7,026
Wintrust Financial Corp.	149	7,593
Other Securities		296,282
		413,584
HEALTH CARE - 12.8%
Cantel Medical Corp.	104	7,120
Chemed Corp.	47	6,466
Integra LifeSciences Holdings Corp. (c)	84	6,693
Ligand Pharmaceuticals Inc. (c) (e)	54	6,450
Masimo Corp. (c)	127	6,691
Medicines Co. (c) (e)	199	6,677
Medidata Solutions Inc. (c)	164	7,677
NuVasive Inc. (c)	142	8,493
Other Securities		172,187
		228,454
INDUSTRIALS - 17.6%
Dycom Industries Inc. (c) (e)	90	8,121
EnerSys Inc.	125	7,430
Healthcare Services Group Inc. (e)	209	8,641
WageWorks Inc. (c)	103	6,165
Other Securities		284,837
		315,194
INFORMATION TECHNOLOGY - 15.5%
Blackbaud Inc.	136	9,221
CACI International Inc. - Class A (c)	69	6,270
Cirrus Logic Inc. (c)	178	6,916
Coherent Inc. (c)	70	6,445
Littelfuse Inc.	65	7,652
MKS Instruments Inc.	154	6,642
Monolithic Power Systems Inc.	106	7,238
Take-Two Interactive Software Inc. (c)	243	9,196
Other Securities		219,020
		278,600
MATERIALS - 5.3%
HB Fuller Co.	144	6,352
Other Securities		87,989
		94,341
TELECOMMUNICATION SERVICES - 1.4%
Other Securities		25,142

UTILITIES - 4.2%
Allete Inc.	132	8,541
Avista Corp.	181	8,095
NorthWestern Corp.	139	8,770
Piedmont Natural Gas Co. Inc.	233	14,036
South Jersey Industries Inc.	227	7,173
Spire Inc.	131	9,258
Other Securities		20,153
		76,026
Total Common Stocks (cost $1,610,222)		1,781,815

RIGHTS - 0.0%
Other Securities		—
Total Rights (cost $0)		—

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.8%
Investment Company - 0.5%
JNL Money Market Fund, 0.26% (a) (h)	8,251	8,251

Securities Lending Collateral - 7.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	129,507	129,507

Treasury Securities - 0.1%
Other Securities		780
Total Short Term Investments (cost $138,537)		138,538
Total Investments - 107.2% (cost $1,748,759)		1,920,353
Other Assets and Liabilities, Net - (7.2%)		(128,379)
Total Net Assets - 100.0%		$1,791,974

Portfolio Composition:	Percentage of Total Investments
Financials	21.5%
Industrials	16.3
Information Technology	14.7
Consumer Discretionary	12.8
Health Care	11.9
Materials	4.9
Utilities	4.0
Energy	2.7
Consumer Staples	2.7
Telecommunication Services	1.3
Short Term Investments	7.2
Total Investments	100.0%

JNL/Mellon Capital International Index Fund *

	Shares/Par †	Value
COMMON STOCKS - 96.9%
AUSTRALIA - 7.1%
Australia & New Zealand Banking Group Ltd. (e)	515	$9,375
BHP Billiton Ltd.	566	7,889
Commonwealth Bank of Australia	302	16,924
National Australia Bank Ltd.	465	8,931
Rio Tinto Ltd.	77	2,672
Westpac Banking Corp.	589	13,056
Other Securities		93,168
		152,015
AUSTRIA - 0.2%
Other Securities		3,472

BELGIUM - 1.5%
Anheuser-Busch InBev NV	142	18,779
Other Securities		12,360
		31,139
CHINA - 0.2%
Other Securities		3,106

DENMARK - 1.9%
Novo Nordisk A/S - Class B	328	17,654
Other Securities		23,782
		41,436
FINLAND - 0.9%
Other Securities		20,126

FRANCE - 8.9%
BNP Paribas SA	187	8,194
L’Oreal SA	45	8,551
LVMH Moet Hennessy Louis Vuitton SE	49	7,409
Sanofi SA	208	17,240
Total SA	390	18,706
Other Securities		129,160
		189,260
GERMANY - 7.9%
Allianz SE	81	11,506
BASF SE	162	12,430
Bayer AG	146	14,663
Daimler AG	170	10,166
Deutsche Telekom AG	569	9,698
SAP SE	173	13,030
Siemens AG	135	13,859
Other Securities		83,248
		168,600
HONG KONG - 3.0%
AIA Group Ltd.	2,126	12,788
Other Securities		51,678
		64,466
IRELAND - 0.4%
Other Securities		9,186

ISRAEL - 0.7%
Teva Pharmaceutical Industries Ltd.	162	8,204
Other Securities		7,434
		15,638
ITALY - 1.8%
Other Securities		38,841

JAPAN - 22.8%
Japan Tobacco Inc. (e)	194	7,815
KDDI Corp.	332	10,105
Mitsubishi UFJ Financial Group Inc.	2,250	10,086
Mitsubishi UFJ Lease & Finance Co. Ltd.	68	261
SoftBank Group Corp.	169	9,580
Sumitomo Mitsui Financial Group Inc. (e)	237	6,835
Sumitomo Mitsui Trust Holdings Inc.	578	1,881
Toyota Industries Corp.	28	1,117
Toyota Motor Corp.	472	23,258
Toyota Tsusho Corp.	36	779
Other Securities		413,850
		485,567
JERSEY - 0.1%
Other Securities		1,872

LUXEMBOURG - 0.2%
Other Securities		3,497

MACAU - 0.1%
Other Securities		1,871

MALTA - 0.0%
Other Securities		—

NETHERLANDS - 5.2%
Royal Dutch Shell Plc - Class A	744	20,421
Royal Dutch Shell Plc - Class B	661	18,275
Unilever NV - CVA	288	13,372
Other Securities		57,656
		109,724

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NEW ZEALAND - 0.2%
Other Securities		3,868

NORWAY - 0.6%
Other Securities		13,323

PORTUGAL - 0.1%
Other Securities		3,045

SINGAPORE - 1.3%
Other Securities		28,251

SPAIN - 2.9%
Banco Santander SA	2,547	9,884
Telefonica SA	789	7,493
Other Securities		43,696
		61,073
SWEDEN - 2.7%
Other Securities		57,297

SWITZERLAND - 9.2%
Nestle SA	564	43,664
Novartis AG	402	33,190
Roche Holding AG	124	32,762
UBS Group AG	645	8,370
Other Securities		77,427
		195,413
UNITED KINGDOM - 17.0%
AstraZeneca Plc	223	13,339
BHP Billiton Plc	372	4,709
BP Plc	3,265	19,110
British American Tobacco Plc	329	21,347
BT Group Plc	1,493	8,208
Diageo Plc	444	12,405
GlaxoSmithKline Plc	860	18,470
HSBC Holdings Plc	3,478	21,546
Imperial Brands Plc	169	9,169
Lloyds Banking Group Plc	11,334	8,209
National Grid Plc	661	9,715
Prudential Plc (a)	454	7,696
Reckitt Benckiser Group Plc	112	11,249
Rio Tinto Plc	218	6,774
SABMiller Plc	172	10,007
Shire Plc	158	9,779
Unilever Plc	226	10,849
Vodafone Group Plc	4,688	14,294
Other Securities		146,125
		363,000
UNITED STATES OF AMERICA - 0.0%
Other Securities		397
Total Common Stocks (cost $2,077,319)		2,065,483

PREFERRED STOCKS - 0.6%
GERMANY - 0.5%
Other Securities		10,516

ITALY - 0.0%
Other Securities		934

SWITZERLAND - 0.1%
Other Securities		2,434
Total Preferred Stocks (cost $14,373)		13,884

RIGHTS - 0.0%
SINGAPORE - 0.0%
Other Securities		49

SPAIN - 0.0%
Other Securities		88
Total Rights (cost $291)		137

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 6.5%
Investment Company - 1.8%
JNL Money Market Fund, 0.26% (a) (h)	38,417	38,417

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	95,791	95,791

Treasury Securities - 0.2%
Other Securities		3,893
Total Short Term Investments (cost $138,101)		138,101
Total Investments - 104.0% (cost $2,230,084)		2,217,605
Other Assets and Liabilities, Net - (4.0%)		(85,018)
Total Net Assets - 100.0%		$2,132,587

Portfolio Composition:	Percentage of Total Investments
Financials	21.0%
Industrials	12.7
Consumer Staples	12.3
Health Care	11.6
Consumer Discretionary	11.2
Materials	6.6
Information Technology	4.9
Telecommunication Services	4.9
Energy	4.9
Utilities	3.7
Short Term Investments	6.2
Total Investments	100.0%

JNL/Mellon Capital Bond Index Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.8%
Ally Auto Receivables Trust, 1.84%, 01/15/19	$1,000	$1,015
Chase Issuance Trust
1.01%, 10/17/16	500	500
1.38%, 11/15/17	1,000	1,005
Citibank Credit Card Issuance Trust
1.73%, 04/09/18	1,000	1,013
2.88%, 01/21/21	300	319
Citigroup Commercial Mortgage Trust REMIC
3.62%, 07/10/24	500	545
3.52%, 08/10/25	700	757
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	84	84
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	414
2.87%, 01/10/20	490	510
4.26%, 09/10/23	650	732
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 01/10/19	145	150
Commercial Mortgage Trust REMIC
3.08% - 3.97%, 04/10/24 - 12/10/24	1,900	2,030
3.18%, 01/10/25	1,000	1,058

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
GS Mortgage Securities Trust REMIC, 3.48%, 11/10/21	750	810
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	157
1.45% - 4.13%, 01/15/20 - 09/15/23	922	985
LB-UBS Commercial Mortgage Trust REMIC, 5.87%, 09/15/45 (i)	729	762
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 11/12/16	135	136
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.09%, 08/15/18	500	518
2.86% - 3.74%, 09/15/22 - 07/15/24	750	810
Other Securities		6,477
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,254)		20,787

CORPORATE BONDS AND NOTES - 25.6%
CONSUMER DISCRETIONARY - 2.1%
Home Depot Inc.
2.00%, 06/15/19	300	308
2.00% - 3.00%, 04/01/21 - 04/01/26	810	850
5.88%, 12/16/36	600	820
Other Securities		23,429
		25,407
CONSUMER STAPLES - 1.8%
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	667
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	201
2.50% - 4.38%, 02/15/21 - 07/15/22	500	525
Diageo Capital Plc
1.13%, 04/29/18	750	751
4.83%, 07/15/20	100	113
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	826
Procter & Gamble Co.
2.30%, 02/06/22	500	520
6.45%, 01/15/26	500	678
5.55%, 03/05/37	100	139
Other Securities		17,146
		21,566
ENERGY - 2.9%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	800	795
4.25%, 05/09/43	300	301
ConocoPhillips Co.
6.65%, 07/15/18	75	82
6.00%, 01/15/20	650	739
4.15%, 11/15/34	200	202
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	249
Devon Energy Corp., 4.00%, 07/15/21	750	759
National Oilwell Varco Inc., 2.60%, 12/01/22	750	697
Noble Energy Inc., 3.90%, 11/15/24 (e)	750	762
Petroleos Mexicanos
6.00%, 03/05/20	500	538
5.50%, 01/21/21 (e)	700	742
5.50% - 5.63%, 06/27/44 - 01/23/46	850	771
Total Capital International SA, 2.10%, 06/19/19	750	767
Other Securities		26,628
		34,032
FINANCIALS - 8.9%
Anheuser-Busch InBev Finance Inc.
1.25% - 1.90%, 01/17/18 - 02/01/19	865	875
2.65%, 02/01/21	450	467
3.65%, 02/01/26	975	1,044
4.70%, 02/01/36	482	542
4.90%, 02/01/46	590	691
Bank of America Corp.
1.70% - 5.65%, 08/25/17 - 03/15/19	1,150	1,204
2.60%, 01/15/19	900	921
2.25% - 5.00%, 04/21/20 - 01/22/25	1,350	1,424
4.20%, 08/26/24	750	776
4.25%, 10/22/26	750	778
6.11%, 01/29/37	500	591
Bank of America NA, 6.00%, 10/15/36	250	319
Citigroup Inc.
1.55% - 1.70%, 08/14/17 - 04/27/18	850	852
2.40%, 02/18/20	850	859
4.50%, 01/14/22	1,250	1,382
4.05% - 5.50%, 07/30/22 - 09/13/25	700	759
5.88%, 01/30/42	489	619
Credit Suisse
3.00%, 10/29/21	500	512
3.63%, 09/09/24	250	258
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	987
4.88%, 05/15/45	250	249
Export-Import Bank of Korea
2.38%, 08/12/19	200	205
2.25%, 01/21/20	850	863
General Electric Capital Corp.
5.50%, 01/08/20	700	800
2.20% - 4.38%, 01/09/20 - 09/16/20	800	871
3.45%, 05/15/24 (e)	350	381
6.88%, 01/10/39	600	906
Goldman Sachs Group Inc.
2.63% - 6.15%, 01/18/18 - 01/31/19	1,100	1,155
2.55% - 5.38%, 10/23/19 - 10/21/25	2,475	2,636
6.75%, 10/01/37	650	802
4.75%, 10/21/45	480	529
HSBC Finance Corp., 6.68%, 01/15/21	300	336
HSBC Holdings Plc
2.95% - 5.10%, 03/08/21 - 03/14/24	1,095	1,138
7.63%, 05/17/32	650	831
6.10%, 01/14/42	300	388
HSBC USA Inc.
1.50%, 11/13/17	250	249
1.63%, 01/16/18	750	749
JPMorgan Chase & Co.
6.00%, 01/15/18	750	803
1.70%, 03/01/18	750	754
6.30%, 04/23/19	500	562
2.40% - 4.40%, 07/22/20 - 01/23/25	2,655	2,768
3.38%, 05/01/23	750	765
5.60%, 07/15/41	500	634
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	528
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	550	600
Morgan Stanley
6.63%, 04/01/18	500	542
2.13%, 04/25/18	1,000	1,010
2.80% - 5.75%, 06/16/20 - 10/23/24	1,000	1,084
4.00%, 07/23/25	750	803
6.25% - 6.38%, 08/09/26 - 07/24/42	500	657
4.35%, 09/08/26	650	680
Wells Fargo & Co.
1.50%, 01/16/18	500	503
2.55% - 4.60%, 12/07/20 - 06/03/26	2,340	2,476
4.90% - 5.38%, 02/07/35 - 11/17/45	500	579
5.61%, 01/15/44	750	898
Other Securities		60,127
		105,721

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 2.6%
Amgen Inc.
5.85%, 06/01/17	300	312
3.63%, 05/22/24	250	268
4.66%, 06/15/51 (r)	808	843
Biogen Inc.
2.90%, 09/15/20	660	688
4.05%, 09/15/25	140	151
Gilead Sciences Inc.
2.55% - 4.40%, 09/01/20 - 12/01/21	440	475
3.65%, 03/01/26	750	816
4.80%, 04/01/44	400	452
UnitedHealth Group Inc.
1.40%, 10/15/17	750	754
6.00%, 02/15/18	150	162
3.75% - 4.70%, 02/15/21 - 07/15/25	540	605
4.75% - 5.80%, 03/15/36 - 07/15/45	260	330
Other Securities		25,493
		31,349
INDUSTRIALS - 1.5%
General Electric Co., 2.70%, 10/09/22	250	262
Other Securities		17,547
		17,809
INFORMATION TECHNOLOGY - 1.9%
Apple Inc.
2.40% - 3.45%, 05/06/21 - 05/06/24	1,350	1,414
4.65%, 02/23/46	695	783
Other Securities		20,635
		22,832
MATERIALS - 0.9%
Other Securities		10,153

TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc.
2.30% - 2.40%, 03/15/17 - 03/11/19	1,000	1,015
2.45% - 3.40%, 06/30/20 - 05/15/25	1,035	1,061
4.50%, 05/15/35	950	971
4.35% - 6.50%, 09/01/37 - 02/15/47	1,660	1,850
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	644
Telefonica Europe BV, 8.25%, 09/15/30	500	713
Verizon Communications Inc.
3.45% - 5.15%, 09/15/20 - 09/15/23	850	938
2.45%, 11/01/22 (e)	500	504
6.00%, 04/01/41	600	747
4.86%, 08/21/46	1,250	1,365
4.67% - 5.01%, 08/21/54 - 03/15/55	800	823
Other Securities		3,650
		14,281
UTILITIES - 1.8%
MidAmerican Energy Co.
3.50%, 10/15/24	200	219
6.75%, 12/30/31	50	70
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	500	688
Other Securities		20,992
		21,969
Total Corporate Bonds and Notes (cost $289,457)		305,119

GOVERNMENT AND AGENCY OBLIGATIONS - 72.3%
GOVERNMENT SECURITIES - 43.4%
Federal Home Loan Bank - 0.3% (w)
Other Securities		4,127

Federal Home Loan Mortgage Corp. - 0.7% (w)
Federal Home Loan Mortgage Corp.
0.88% - 5.50%, 08/23/17 - 05/30/19	4,180	4,311
1.25% - 2.38%, 08/01/19 - 01/13/22	2,550	2,609
6.25% - 6.75%, 09/15/29 - 07/15/32	1,280	1,942
		8,862
Federal National Mortgage Association - 0.9% (w)
Federal National Mortgage Association
0.88% - 1.38%, 10/26/17 - 01/28/19	5,885	5,910
1.50% - 2.63%, 09/12/19 - 09/06/24	1,700	1,767
0.00%, 10/09/19 (j)	680	654
6.63% - 7.25%, 05/15/30 - 11/15/30	1,171	1,828
		10,159
Municipals - 0.9%
Other Securities		10,454

Sovereign - 3.9%
Other Securities		46,792

U.S. Treasury Securities - 36.7%
U.S. Treasury Bond
8.88%, 08/15/17 (e)	175	191
6.00% - 8.50%, 08/15/19 - 02/15/26	6,510	8,701
8.13%, 08/15/21 (e)	800	1,083
2.50% - 6.13%, 11/15/27 - 08/15/45	24,318	30,938
2.50% - 6.25%, 08/15/28 - 02/15/46 (e)	4,384	5,258
2.50% - 4.50%, 02/15/36 - 05/15/46 (g)	4,530	5,521
3.63%, 08/15/43	2,570	3,318
3.75%, 11/15/43 (g)	3,250	4,291
3.63%, 02/15/44	3,005	3,877
3.38%, 05/15/44	2,540	3,133
3.13%, 08/15/44	2,505	2,951
3.00%, 11/15/44	2,890	3,326
3.00%, 05/15/45	2,730	3,141
3.00%, 11/15/45	2,685	3,090
U.S. Treasury Note
0.63% - 4.75%, 07/31/17 - 05/31/19	75,245	76,574
0.63%, 08/31/17 (e)	3,900	3,904
1.00%, 09/15/17	3,790	3,810
0.63%, 09/30/17	3,950	3,954
1.13% - 3.75%, 09/30/17 - 05/31/19 (e)	14,779	15,098
0.75%, 10/31/17	4,150	4,161
0.63%, 11/30/17 (e)	3,350	3,353
0.75%, 12/31/17 (e)	3,620	3,630
1.00%, 05/31/18	2,990	3,013
0.63% - 0.88%, 06/30/18 - 06/15/19 (g)	3,040	3,048
0.88%, 10/15/18	3,060	3,076
1.25%, 12/15/18 (g)	3,465	3,515
1.50%, 12/31/18	3,425	3,496
0.75%, 02/15/19 (g)	3,615	3,622
0.88%, 04/15/19	3,000	3,015
1.63%, 06/30/19	3,320	3,409
1.63%, 07/31/19	3,600	3,697
1.00% - 3.63%, 08/15/19 - 05/15/25	90,589	94,075
1.13% - 3.63%, 12/31/19 - 11/15/24 (e)	22,834	24,120
3.63%, 02/15/20	2,815	3,098
1.50%, 05/31/20	2,860	2,927
1.63%, 07/31/20	4,000	4,114
1.75%, 10/31/20	2,800	2,895
2.63%, 11/15/20 (e)	3,638	3,898
1.38%, 01/31/21	3,030	3,084
1.25%, 03/31/21	2,900	2,934
1.38%, 05/31/21 - 06/30/23 (g)	3,755	3,801
1.13%, 06/30/21 (g)	3,900	3,920
2.13%, 06/30/22	3,500	3,691
1.75%, 09/30/22	3,000	3,096
1.63%, 11/15/22	3,365	3,445
2.00%, 11/30/22	3,180	3,329
2.13%, 12/31/22	2,750	2,900

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.50%, 02/28/23	7,290	7,399
1.75%, 05/15/23 (e)	3,520	3,632
2.75%, 11/15/23 (e)	4,077	4,496
2.50%, 05/15/24 (e)	4,520	4,911
2.38%, 08/15/24 (e)	3,030	3,263
2.00%, 02/15/25	5,000	5,233
2.00%, 08/15/25 (e)	4,295	4,492
2.25%, 11/15/25	5,455	5,823
1.63%, 02/15/26 (g)	4,550	4,604
1.63%, 05/15/26 (e) (g)	4,760	4,821
		437,195
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.9%
Federal Home Loan Bank - 0.3%
Other Securities		3,031

Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
4.00% - 7.00%, 11/01/16 - 06/01/19	121	124
3.50% - 5.00%, 12/01/19 - 06/01/26	2,176	2,308
2.00% - 6.50%, 07/01/26 - 04/01/46	72,138	76,791
2.50% - 4.50%, 07/15/31 - 08/15/46, TBA (g)	3,000	3,144
2.40% - 6.10%, 01/01/37 - 10/01/43 (i)	283	291
3.50%, 07/15/46, TBA (g)	6,925	7,301
REMIC, 2.08% - 3.87%, 07/25/19 - 03/25/25	4,345	4,691
REMIC, 3.06% - 4.19%, 12/25/20 - 07/25/23 (i)	1,650	1,813
		96,463
Federal National Mortgage Association - 12.4%
Federal National Mortgage Association
4.00% - 6.50%, 09/01/16 - 03/01/19	468	484
2.50% - 6.00%, 07/01/19 - 06/01/26	4,287	4,547
2.00% - 7.50%, 07/01/26 - 06/01/46	109,171	116,419
2.50% - 4.50%, 08/15/30 - 08/15/46, TBA (g)	5,800	6,042
2.17% - 3.58%, 06/01/40 - 01/01/46 (i)	1,077	1,121
3.50%, 07/15/46, TBA (g)	12,825	13,530
4.00%, 07/15/46, TBA (g)	4,500	4,824
REMIC, 2.59% - 3.46%, 04/25/23 - 01/25/24 (i)	1,040	1,099
		148,066
Government National Mortgage Association - 8.1%
Government National Mortgage Association
3.50% - 4.50%, 12/15/24 - 05/15/26	321	341
2.50% - 8.50%, 04/15/27 - 04/20/46	61,989	66,722
3.00% - 4.00%, 05/20/29 - 08/15/46, TBA (g)	1,947	2,049
1.87% - 3.00%, 07/20/40 - 07/20/42 (i)	782	804
3.00%, 07/15/46, TBA (g)	6,350	6,637
3.50%, 07/15/46, TBA (g)	19,100	20,268
		96,821
Total Government and Agency Obligations (cost $832,943)		861,970

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 5.6%
JNL Money Market Fund, 0.26% (a) (h)	66,857	66,857

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	14,731	14,731
Total Short Term Investments (cost $81,588)		81,588
Total Investments - 106.5% (cost $1,224,242)		1,269,464
Total Forward Sales Commitments - (0.3%) (proceeds $3,549)		(3,569)
Other Assets and Liabilities, Net - (6.2%)		(73,523)
Total Net Assets - 100.0%		$1,192,372

FORWARD SALES COMMITMENTS - 0.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp.
4.50%, 07/15/31, TBA (g)	$120	$123
5.00%, 07/15/31, TBA (g)	200	205
		328
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 4.50%, 07/15/31, TBA (g)	100	103

Government National Mortgage Association - 0.3%
Government National Mortgage Association
5.00%, 07/15/46, TBA (g)	800	890
5.50%, 07/15/46, TBA (g)	2,000	2,248
		3,138
Total Forward Sales Commitments - 0.3% (proceeds $3,549)		$3,569

Portfolio Composition:	Percentage of Net Investments
Government Securities	40.9%
U.S. Government Agency MBS	26.9
Financials	8.4
Energy	2.7
Health Care	2.5
Consumer Discretionary	2.0
Information Technology	1.8
Utilities	1.7
Consumer Staples	1.7
Non-U.S. Government Agency ABS	1.6
Industrials	1.4
Telecommunication Services	1.1
Materials	0.8
Short Term Investments	6.5
Net Investments	100.0%

JNL/Mellon Capital Utilities Sector Fund

	Shares/Par †	Value
COMMON STOCKS - 100.2%
UTILITIES - 100.2%
8Point3 Energy Partners LP - Class A	2	$33
AES Corp.	66	820
AGL Resources Inc.	12	766
Allete Inc.	5	306
Alliant Energy Corp.	22	889
Ameren Corp.	24	1,280
American Electric Power Co. Inc.	49	3,408
American States Water Co.	4	160
American Water Works Co. Inc.	18	1,481
Aqua America Inc. (e)	18	631
Atmos Energy Corp.	10	827
Avista Corp.	6	268
Black Hills Corp. (e)	5	315
California Water Service Group	5	170
Calpine Corp. (c)	33	486
CenterPoint Energy Inc.	40	967
Chesapeake Utilities Corp.	1	97
CMS Energy Corp.	27	1,256
Connecticut Water Services Inc.	1	54
Consolidated Edison Inc.	29	2,341
Dominion Resources Inc.	59	4,600
DTE Energy Co.	18	1,750

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Duke Energy Corp.	68	5,844
Dynegy Inc. (c)	10	166
Edison International	32	2,508
El Paso Electric Co.	4	189
Empire District Electric Co.	4	148
Entergy Corp.	18	1,429
Eversource Energy	31	1,869
Exelon Corp.	91	3,313
FirstEnergy Corp.	42	1,468
Great Plains Energy Inc.	15	470
Hawaiian Electric Industries Inc.	11	347
IDACORP Inc.	5	412
ITC Holdings Corp.	15	713
MDU Resources Group Inc.	18	437
MGE Energy Inc.	4	198
Middlesex Water Co.	2	69
National Fuel Gas Co.	7	408
New Jersey Resources Corp.	8	319
NextEra Energy Inc.	46	5,943
NextEra Energy Partners LP	4	125
NiSource Inc.	31	831
Northwest Natural Gas Co.	3	177
NorthWestern Corp.	5	300
NRG Energy Inc.	31	463
NRG Yield Inc. - Class A	3	46
NRG Yield Inc. - Class C (e)	6	88
OGE Energy Corp.	20	647
ONE Gas Inc.	5	336
Ormat Technologies Inc.	4	161
Otter Tail Corp.	3	105
Pattern Energy Group Inc. - Class A (e)	6	135
PG&E Corp.	49	3,120
Piedmont Natural Gas Co. Inc.	8	484
Pinnacle West Capital Corp.	11	896
PNM Resources Inc.	8	279
Portland General Electric Co.	9	377
PPL Corp.	67	2,521
Public Service Enterprise Group Inc.	50	2,340
Questar Corp.	18	446
SCANA Corp.	14	1,022
Sempra Energy	23	2,675
SJW Corp.	1	55
South Jersey Industries Inc.	8	251
Southern Co.	90	4,845
Southwest Gas Corp.	5	372
Spire Inc.	4	303
Talen Energy Corp. (c)	6	81
TECO Energy Inc.	23	629
TerraForm Global Inc. - Class A (e)	11	35
TerraForm Power Inc. - Class A (e)	4	43
UGI Corp.	17	760
Unitil Corp.	1	63
Vectren Corp.	8	428
WEC Energy Group Inc.	31	2,027
Westar Energy Inc.	14	784
WGL Holdings Inc.	5	348
Xcel Energy Inc.	50	2,253
York Water Co. (e)	1	36
Total Common Stocks (cost $70,034)		80,042

SHORT TERM INVESTMENTS - 2.0%
Investment Company - 1.6%
JNL Money Market Fund, 0.26% (a) (h)	1,290	1,290

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	338	338
Total Short Term Investments (cost $1,628)		1,628

Total Investments - 102.2% (cost $71,662)		81,670
Other Assets and Liabilities, Net - (2.2%)		(1,791)
Total Net Assets - 100.0%		$79,879

Portfolio Composition:	Percentage of Total Investments
Utilities	98.0%
Short Term Investments	2.0
Total Investments	100.0%

JNL/Morgan Stanley Mid Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 15.9%
Dunkin’ Brands Group Inc.	158	$6,889
Lululemon Athletica Inc. (c) (e)	33	2,449
Marriott International Inc. - Class A (e)	82	5,421
Michael Kors Holdings Ltd. (c)	82	4,073
Tesla Motors Inc. (c) (e)	48	10,163
TripAdvisor Inc. (c)	17	1,073
Under Armour Inc. - Class A (c) (e)	29	1,150
Under Armour Inc. - Class C (c)	31	1,122
Zalando SE (c)	53	1,411
		33,751
CONSUMER STAPLES - 5.3%
Mead Johnson Nutrition Co.	94	8,544
Monster Beverage Corp. (c)	16	2,642
		11,186
FINANCIALS - 9.5%
Affiliated Managers Group Inc. (c)	13	1,863
LendingClub Corp. (c) (e)	229	984
MSCI Inc. - Class A	85	6,563
S&P Global Inc.	100	10,761
		20,171
HEALTH CARE - 22.9%
Alnylam Pharmaceuticals Inc. (c)	14	763
athenahealth Inc. (c) (e)	81	11,232
DexCom Inc. (c)	35	2,786
Illumina Inc. (c)	78	10,942
Intrexon Corp. (c) (e)	33	814
Intuitive Surgical Inc. (c)	20	13,191
Juno Therapeutics Inc. (c) (e)	14	550
Zoetis Inc. - Class A	174	8,259
		48,537
INDUSTRIALS - 8.7%
Fastenal Co.	46	2,041
IHS Inc. - Class A (c)	46	5,263
TransDigm Group Inc. (c)	12	3,156
Verisk Analytics Inc. - Class A (c)	85	6,928
XPO Logistics Inc. (c) (e)	36	954
		18,342
INFORMATION TECHNOLOGY - 32.5%
3D Systems Corp. (c) (e)	36	492
Atlassian Corp. Plc - Class A (c) (e)	41	1,061
Autohome Inc. - ADR - Class A (c) (e)	20	409
FireEye Inc. (c)	67	1,111

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FleetCor Technologies Inc. (c)	40	5,688
Flipkart Ltd. - Series D (c) (f) (p) (q)	11	899
Gartner Inc. - Class A (c)	27	2,584
LinkedIn Corp. - Class A (c)	33	6,253
MercadoLibre Inc.	25	3,564
Mobileye NV (c) (e)	30	1,372
NetSuite Inc. (c)	23	1,656
Nvidia Corp.	31	1,455
Palantir Technologies Inc. - Series H (c) (f) (p) (q)	22	162
Palantir Technologies Inc. - Series H-1 (c) (f) (p) (q)	22	162
Palo Alto Networks Inc. (c)	13	1,597
Pandora Media Inc. (c) (e)	121	1,510
ServiceNow Inc. (c)	92	6,083
Splunk Inc. (c)	125	6,792
Stratasys Ltd. (c) (e)	12	286
SurveyMonkey Inc. (c) (f) (p) (q)	41	499
Tableau Software Inc. - Class A (c)	27	1,297
Twitter Inc. (c) (e)	347	5,875
Workday Inc. - Class A (c)	96	7,189
Yelp Inc. (c)	46	1,384
Zillow Group Inc. - Class A (c) (e)	86	3,150
Zillow Group Inc. - Class C (c) (e)	172	6,236
		68,766
Total Common Stocks (cost $203,837)		200,753

PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	4	54
Dropbox Inc. - Series C (c) (f) (p) (q)	25	301
Palantir Technologies Inc. (c) (f) (p) (q)	5	37
Total Preferred Stocks (cost $539)		392

PURCHASED OPTIONS - 0.0%
Chinese Yuan versus USD Call Option, Strike Price CNY 7.60, Expiration 12/01/16, RBS (q)	22,561,334	40
Total Purchased Options (cost $105)		40

SHORT TERM INVESTMENTS - 17.7%
Investment Company - 3.3%
JNL Money Market Fund, 0.26% (a) (h)	7,002	7,002
Securities Lending Collateral - 14.4%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	30,543	30,543
Total Short Term Investments (cost $37,545)		37,545
Total Investments - 112.7% (cost $242,026)		238,730
Other Assets and Liabilities, Net - (12.7%)		(26,899)
Total Net Assets - 100.0%		$211,831

Portfolio Composition:	Percentage of Total Investments
Information Technology	29.0%
Health Care	20.3
Consumer Discretionary	14.1
Financials	8.5
Industrials	7.7
Consumer Staples	4.7
Short Term Investments	15.7
Total Investments	100.0%

JNL Multi-Manager Alternative Fund * (t)

	Shares/Par †	Value
COMMON STOCKS - 39.3%
CONSUMER DISCRETIONARY - 5.8%
Jarden Corp. (c) (f) (q)	56	$3,487
Liberty Braves Group - Class A (c)	12	177
Liberty Media Group - Class A (c)	23	436
Liberty SiriusXM Group - Class A (c)	55	1,729
Media General Inc. (c)	278	4,780
Naspers Ltd. - Class N	24	3,739
Starwood Hotels & Resorts Worldwide Inc.	67	4,972
Other Securities		22,722
		42,042
CONSUMER STAPLES - 2.0%
Anheuser-Busch InBev NV	17	2,291
Molson Coors Brewing Co. - Class B (o)	21	2,117
Other Securities		9,867
		14,275
ENERGY - 2.9%
Apache Corp. (o)	14	796
Other Securities		20,258
		21,054
FINANCIALS - 6.1%
American International Group Inc.	50	2,661
Aon Plc - Class A	25	2,745
Assured Guaranty Ltd.	83	2,103
Bank of America Corp.	128	1,698
CIT Group Inc.	74	2,349
Citigroup Inc. (o)	78	3,302
First Niagara Financial Group Inc. (o)	423	4,118
Navient Corp.	180	2,149
Other Securities		22,725
		43,850
HEALTH CARE - 4.5%
Allergan Plc (c) ‡	9	2,029
Shire Plc	58	3,569
St. Jude Medical Inc. (o)	56	4,390
Zoetis Inc. - Class A (o)	44	2,069
Other Securities		20,516
		32,573
INDUSTRIALS - 4.9%
Asciano Group	577	3,829
Tyco International Plc (o)	177	7,559
United Technologies Corp.	29	2,964
Other Securities		21,185
		35,537
INFORMATION TECHNOLOGY - 9.5%
Alphabet Inc. - Class A (c)	1	831
Alphabet Inc. - Class C (c) (o)	4	2,428
Cisco Systems Inc. (o)	127	3,630
EMC Corp. (o)	266	7,229
KLA-Tencor Corp.	70	5,159
LinkedIn Corp. - Class A (c) (o) ‡	36	6,876
Microsoft Corp.	41	2,122
Nuance Communications Inc. (c)	113	1,772
Oracle Corp.	103	4,210
Yahoo! Inc. (c) (o)	152	5,710
Other Securities		28,820
		68,787
MATERIALS - 3.1%
Alcoa Inc. (o) ‡	289	2,678
Barrick Gold Corp.	128	2,737

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cemex SAB de CV - ADR (c) ‡	14	85
Syngenta AG - ADR	54	4,126
West China Cement Ltd. (c) (f)	16,100	2,221
Other Securities		10,307
		22,154
TELECOMMUNICATION SERVICES - 0.2%
Other Securities		1,290
UTILITIES - 0.3%
E.ON SE	205	2,070
Other Securities		524
		2,594
Total Common Stocks (cost $284,511)		284,156

PREFERRED STOCKS - 0.1%
CONSUMER STAPLES - 0.1%
Other Securities		584

ENERGY - 0.0%
Other Securities		127

INDUSTRIALS - 0.0%
Other Securities		94
Total Preferred Stocks (cost $939)		805

WARRANTS - 0.0%
Other Securities		9
Total Warrants (cost $69)		9

PURCHASED OPTIONS - 0.0%
Other Securities		279
Total Purchased Options (cost $402)		279

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
Other Securities		3,941
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,015)		3,941

CORPORATE BONDS AND NOTES - 17.7%
CONSUMER DISCRETIONARY - 2.7%
Charter Communications Operating LLC
4.91%, 07/23/25 (r)	680	741
6.83%, 10/23/55 (r)	380	452
Liberty Media Corp., 1.38%, 10/15/23 (v)	96	95
Numericable Group SA
6.00%, 05/15/22 (r)	410	399
5.63%, 05/15/24, EUR	110	123
6.25%, 05/15/24 (r)	200	191
Numericable-SFR SA, 7.38%, 05/01/26 (r)	510	504
Other Securities		17,435
		19,940
CONSUMER STAPLES - 0.4%
Other Securities		2,630
ENERGY - 2.4%
Apache Corp.
4.75%, 04/15/43	1,210	1,245
4.25%, 01/15/44	650	630
Other Securities		15,577
		17,452
FINANCIALS - 4.5%
Altice Financing SA
6.63%, 02/15/23 (r)	200	196
7.50%, 05/15/26 (r)	260	255
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	400	428
4.70%, 02/01/36	240	270
4.90%, 02/01/46	510	597
Bank of America Corp.
4.25%, 10/22/26	280	291
5.00%, 01/21/44	220	255
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (m)	1,530	1,496
4.60%, 03/09/26	210	222
4.45%, 09/29/27	200	206
8.13%, 07/15/39	51	80
5.30%, 05/06/44	220	238
4.65%, 07/30/45	220	242
Other Securities		27,493
		32,269
HEALTH CARE - 2.1%
Tenet Healthcare Corp.
5.00%, 03/01/19	575	556
8.00%, 08/01/20	1,591	1,629
8.13%, 04/01/22	110	113
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (r)	30	26
6.38%, 10/15/20 (r)	320	275
7.50%, 07/15/21 (r)	70	62
5.50%, 03/01/23 (r)	150	120
4.50%, 05/15/23, EUR	625	524
5.88%, 05/15/23 (r)	280	226
6.13%, 04/15/25 (r)	671	538
Other Securities		11,512
		15,581
INDUSTRIALS - 1.1%
Other Securities		7,836

INFORMATION TECHNOLOGY - 2.1%
LinkedIn Corp., 0.50%, 11/01/19 (e) (v)	1,042	1,028
Nuance Communications Inc.
2.75%, 11/01/31 (v)	395	398
1.00%, 12/15/35 (r) (v)	430	378
WebMD Health Corp.
1.50%, 12/01/20 (v)	1,099	1,395
2.63%, 06/15/23 (r) (v)	647	631
Other Securities		11,155
		14,985
MATERIALS - 0.9%
Cemex SAB de CV
3.75%, 03/15/18 (v)	1,155	1,185
3.72%, 03/15/20 (e) (v)	1,531	1,427
Other Securities		3,666
		6,278
TELECOMMUNICATION SERVICES - 1.4%
Altice Finco SA, 9.88%, 12/15/20 (r)	1,490	1,590
Other Securities		8,694
		10,284
UTILITIES - 0.1%
Other Securities		732
Total Corporate Bonds and Notes (cost $127,996)		127,987

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
VARIABLE RATE SENIOR LOAN INTERESTS - 6.2% (i)
CONSUMER DISCRETIONARY - 2.3%
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	1,070	1,070
Numericable US LLC Term Loan B-6, 4.75%, 10/23/23	1,461	1,439
Other Securities		13,935
		16,444
CONSUMER STAPLES - 0.3%
Other Securities		1,997

FINANCIALS - 0.5%
Other Securities		3,322

HEALTH CARE - 0.7%
Valeant Pharmaceuticals International Inc. Term Loan B, 4.75%, 06/20/20	794	770
Other Securities		4,605
		5,375
INDUSTRIALS - 0.4%
Other Securities		2,993

INFORMATION TECHNOLOGY - 0.5%
Other Securities		3,781

MATERIALS - 0.4%
Other Securities		2,804

TELECOMMUNICATION SERVICES - 1.1%
Other Securities		7,787
Total Variable Rate Senior Loan Interests (cost $46,266)		44,503

GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
GOVERNMENT SECURITIES - 6.1%
Sovereign - 2.8%
Brazil Government International Bond, 5.00%, 01/27/45	1,850	1,656
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21, BRL	2,499	726
10.00%, 01/01/23, BRL	1,015	289
Italy Buoni Poliennali Del Tesoro
5.00%, 09/01/40, EUR	1,780	2,996
3.25%, 09/01/46 (r), EUR	780	1,040
Mexico Bonos, 7.75%, 11/13/42, MXN	83,000	5,281
Mexico Government International Bond, 4.60%, 01/23/46	470	496
Russia Government Bond, 8.15%, 02/03/27, RUB	175,860	2,753
Other Securities		4,974
		20,211
Treasury Inflation Index Securities - 0.6%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (n)	38	45
2.13%, 02/15/41 (n)	55	72
0.75%, 02/15/42 (n)	212	212
1.38%, 02/15/44 (n)	72	83
0.75%, 02/15/45 (n)	234	235
1.00%, 02/15/46 (n)	2,030	2,193
Other Securities		1,672
		4,512
U.S. Treasury Securities - 2.7%
U.S. Treasury Bond
2.88%, 05/15/43	760	855
2.50%, 02/15/45	200	208
3.00%, 05/15/45	1,990	2,289
3.00%, 11/15/45	1,530	1,761
2.50%, 02/15/46	760	792
2.50%, 05/15/46	2,630	2,744
U.S. Treasury Note
0.88%, 09/15/16 (o)	5,000	5,006
1.63%, 04/30/23	1,610	1,647
1.38%, 06/30/23	4,280	4,303
		19,605
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Other Securities		546
Total Government and Agency Obligations (cost $43,746)		44,874

SHORT TERM INVESTMENTS - 25.8%
Investment Company- 24.0%
JNL Money Market Fund, 0.26% (a) (h)	173,091	173,091
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	12,740	12,740
Total Short Term Investments (cost $185,831)		185,831
Total Investments - 95.9% (cost $693,775)		692,385
Total Securities Sold Short - (8.6%) (proceeds $59,404)		(62,288)
Other Assets and Liabilities, Net - 12.7%		92,170
Total Net Assets - 100.0%		$722,267

SECURITIES SOLD SHORT - 8.6%
COMMON STOCKS - 6.8%
CONSUMER DISCRETIONARY - 2.6%
Buffalo Wild Wings Inc.	6	$793
Coach Inc.	21	858
Johnson Controls Inc.	206	9,110
Live Nation Inc.	11	268
Marriott International Inc. - Class A	33	2,187
Michael Kors Holdings Ltd.	16	809
Nexstar Broadcasting Group Inc. - Class A	35	1,652
Sirius XM Holdings Inc.	519	2,050
Walt Disney Co.	13	1,238
		18,965
CONSUMER STAPLES - 0.2%
ICA Gruppen AB	18	611
Wal-Mart Stores Inc.	11	822
		1,433
ENERGY - 0.1%
Idemitsu Kosan Co. Ltd.	44	960
Western Refining Inc.	—	—
		960
FINANCIALS - 0.9%
Allianz SE	9	1,260
Apollo Commercial Real Estate Finance Inc.	—	5
Ares Capital Corp.	55	778
Care Capital Properties Inc.	—	2
CYBG Plc	97	300
DNB ASA	88	1,057
KeyCorp	287	3,177
Pennsylvania REIT	3	62
Ventas Inc.	—	22
		6,663
HEALTH CARE - 0.7%
Abbott Laboratories	49	1,924

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Amgen Inc.	6	841
Idexx Laboratories Inc.	14	1,317
Varian Medical Systems Inc.	5	450
William Demant Holding A/S	19	377
		4,909
INDUSTRIALS - 0.4%
AO Smith Corp.	17	1,476
Boeing Co.	7	862
Energy Recovery Inc.	28	249
IHS Inc. - Class A	2	197
Pitney Bowes Inc.	2	35
WW Grainger Inc.	—	105
		2,924
INFORMATION TECHNOLOGY - 1.9%
Alibaba Group Holding Ltd. - ADR	54	4,297
Infosys Technologies Ltd. - ADR	43	774
International Business Machines Corp.	6	878
Lam Research Corp.	35	2,960
Lexmark International Inc.	1	55
Tencent Holdings Ltd.	115	2,640
VMware Inc. - Class A	27	1,517
Yahoo! Japan Corp.	36	158
		13,279
MATERIALS - 0.0%
E. I. du Pont de Nemours & Co.	1	34
Total Common Stocks (proceeds $47,171)		49,167

INVESTMENT COMPANIES - 1.8%
iShares Dow Jones US Utilities Sector Index Fund	35	4,573
SPDR S&P 500 ETF Trust	41	8,548
Total Investment Companies (proceeds $12,233)		13,121
Total Securities Sold Short - 8.6% (proceeds $59,404)		$62,288

Portfolio Composition:	Percentage of Net Investments
Information Technology	11.8%
Financials	11.5
Consumer Discretionary	9.4
Government Securities	7.7
Health Care	7.0
Industrials	6.9
Energy	6.0
Materials	5.0
Telecommunication Services	3.1
Consumer Staples	2.9
Non-U.S. Government Agency ABS	0.6
U.S. Government Agency MBS	0.1
Investment Companies	(0.7)
Utilities	(0.8)
Short Term Investments	29.5
Net Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund *

	Shares/Par †	Value
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 16.3%
Buffalo Wild Wings Inc. (c) (e)	50	$6,934
Carter’s Inc.	91	9,714
Dave & Buster’s Entertainment Inc. (c)	203	9,506
IMAX Corp. (c)	479	14,134
Nexstar Broadcasting Group Inc. - Class A (e)	204	9,697
Popeyes Louisiana Kitchen Inc. (c)	165	9,030
Six Flags Entertainment Corp.	132	7,626
Sonic Corp.	489	13,237
Vail Resorts Inc.	69	9,540
Other Securities		95,764
		185,182
CONSUMER STAPLES - 3.9%
Casey’s General Stores Inc.	79	10,337
Pinnacle Foods Inc.	442	20,471
Other Securities		13,395
		44,203
ENERGY - 0.7%
Other Securities		7,427

FINANCIALS - 6.0%
Affiliated Managers Group Inc. (c)	52	7,334
LendingTree Inc. (c) (e)	110	9,680
Other Securities		51,518
		68,532
HEALTH CARE - 21.0%
Align Technology Inc. (c)	119	9,609
HealthSouth Corp.	225	8,722
Integra LifeSciences Holdings Corp. (c)	115	9,160
Ligand Pharmaceuticals Inc. (c) (e)	128	15,236
Premier Inc. - Class A (c)	280	9,167
Steris Plc	130	8,958
West Pharmaceutical Services Inc.	182	13,803
Other Securities		163,464
		238,119
INDUSTRIALS - 14.7%
HEICO Corp. - Class A	230	12,341
Hexcel Corp.	252	10,503
Kirby Corp. (c)	121	7,560
Ritchie Bros. Auctioneers Inc.	455	15,365
Taser International Inc. (c) (e)	280	6,965
Wix.com Ltd. (c)	257	7,785
Other Securities		105,423
		165,942
INFORMATION TECHNOLOGY - 32.5%
2U Inc. (c) (e)	310	9,126
Black Knight Financial Services Inc. - Class A (c) (e)	342	12,850
Cavium Inc. (c) (e)	217	8,361
CoStar Group Inc. (c)	48	10,464
Ebix Inc. (e)	148	7,080
Euronet Worldwide Inc. (c)	283	19,569
FleetMatics Group Plc (c) (e)	171	7,407
GoDaddy Inc. - Class A (c) (e)	282	8,795
InterXion Holding NV (c)	199	7,328
Littelfuse Inc.	79	9,332
LogMeIn Inc. (c)	406	25,747
Microsemi Corp. (c)	226	7,387
Monolithic Power Systems Inc.	283	19,358
Paycom Software Inc. (c) (e)	235	10,155
Proofpoint Inc. (c) (e)	154	9,688
RingCentral Inc. - Class A (c)	361	7,121
SPS Commerce Inc. (c)	165	9,998
Synchronoss Technologies Inc. (c)	336	10,699
Tower Semiconductor Ltd. (c) (e)	614	7,629
Ultimate Software Group Inc. (c)	133	28,038
Vantiv Inc. - Class A (c)	125	7,048
Zendesk Inc. (c)	271	7,149

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		118,096
		368,425
MATERIALS - 3.2%
Graphic Packaging Holding Co.	662	8,304
Headwaters Inc. (c)	414	7,425
Other Securities		20,168
		35,897
TELECOMMUNICATION SERVICES - 0.4%
Other Securities		4,027
Total Common Stocks (cost $1,086,174)		1,117,754

RIGHTS - 0.0%
Other Securities		159
Total Rights (cost $159)		159

SHORT TERM INVESTMENTS - 16.8%
Investment Company - 1.2%
JNL Money Market Fund, 0.26% (a) (h)	13,434	13,434

Securities Lending Collateral - 15.6%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	176,661	176,661
Total Short Term Investments (cost $190,095)		190,095
Total Investments - 115.5% (cost $1,276,428)		1,308,008
Other Assets and Liabilities, Net - (15.5%)		(175,483)
Total Net Assets - 100.0%		$1,132,525

Portfolio Composition:	Percentage of Total Investments
Information Technology	28.2%
Health Care	18.2
Consumer Discretionary	14.2
Industrials	12.7
Financials	5.2
Consumer Staples	3.4
Materials	2.7
Energy	0.6
Telecommunication Services	0.3
Short Term Investments	14.5
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund *

	Shares/Par †	Value
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 10.9%
Cooper-Standard Holding Inc. (c)	72	$5,704
Fox Factory Holding Corp. (c)	597	10,362
Gildan Activewear Inc. (e)	339	9,937
Helen of Troy Ltd. (c)	58	5,962
Sally Beauty Holdings Inc. (c)	288	8,473
Winnebago Industries Inc. (e)	546	12,506
Other Securities		60,937
		113,881
CONSUMER STAPLES - 2.8%
Darling Ingredients Inc. (c)	433	6,457
United Natural Foods Inc. (c)	194	9,079
Other Securities		13,681
		29,217
ENERGY - 4.4%
Superior Energy Services Inc.	310	5,708
World Fuel Services Corp.	121	5,746
Other Securities		33,914
		45,368
FINANCIALS - 36.4%
Commerce Bancshares Inc.	165	7,918
Communications Sales & Leasing Inc. (e)	188	5,425
Endurance Specialty Holdings Ltd.	152	10,215
First American Financial Corp.	163	6,564
First Cash Financial Services Inc.	227	11,663
Geo Group Inc.	166	5,681
Hannon Armstrong Sustainable Infrastructure Capital Inc.	267	5,760
Highwoods Properties Inc.	119	6,304
MB Financial Inc.	170	6,165
Meridian Bancorp Inc.	450	6,646
National General Holdings Corp.	306	6,559
National Western Life Group Inc. - Class A	37	7,127
PRA Group Inc. (c) (e)	310	7,493
PrivateBancorp Inc.	202	8,915
RenaissanceRe Holdings Ltd.	101	11,838
Stewart Information Services Corp.	176	7,288
SVB Financial Group (c)	84	8,013
TCF Financial Corp.	981	12,409
Umpqua Holdings Corp.	670	10,363
Other Securities		226,339
		378,685
HEALTH CARE - 6.7%
Hill-Rom Holdings Inc.	156	7,850
Magellan Health Services Inc. (c)	88	5,785
MEDNAX Inc. (c)	157	11,343
Other Securities		44,982
		69,960
INDUSTRIALS - 17.8%
Donaldson Co. Inc.	187	6,436
PGT Inc. (c)	1,073	11,055
Quanex Building Products Corp.	611	11,358
Rush Enterprises Inc. - Class A (c)	424	9,136
Steelcase Inc. - Class A	398	5,405
Tetra Tech Inc.	351	10,780
WESCO International Inc. (c) (e)	126	6,508
Woodward Governor Co.	155	8,911
Other Securities		115,380
		184,969
INFORMATION TECHNOLOGY - 10.5%
Cohu Inc.	587	6,373
Entegris Inc. (c)	480	6,944
MoneyGram International Inc. (c)	816	5,592
Tech Data Corp. (c)	81	5,818
Teradyne Inc.	275	5,405
Other Securities		79,285
		109,417
MATERIALS - 3.2%
Reliance Steel & Aluminum Co.	73	5,598
Schweitzer-Mauduit International Inc.	227	8,008
Other Securities		20,036
		33,642
TELECOMMUNICATION SERVICES - 0.3%
Other Securities		3,226

UTILITIES - 4.4%
Chesapeake Utilities Corp.	91	6,025
IDACORP Inc.	83	6,789
Ormat Technologies Inc.	148	6,494

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		26,018
		45,326
Total Common Stocks (cost $973,466)		1,013,691

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 2.5%
JNL Money Market Fund, 0.26% (a) (h)	26,219	26,219
Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	83,935	83,935
Total Short Term Investments (cost $110,154)		110,154

Total Investments - 108.0% (cost $1,083,620)		1,123,845
Other Assets and Liabilities, Net - (8.0%)		(83,677)
Total Net Assets - 100.0%		$1,040,168

Portfolio Composition:	Percentage of Total Investments
Financials	33.7%
Industrials	16.5
Consumer Discretionary	10.1
Information Technology	9.7
Health Care	6.2
Energy	4.1
Utilities	4.0
Materials	3.0
Consumer Staples	2.6
Telecommunication Services	0.3
Short Term Investments	9.8
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.3%
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.16%, 05/25/35 (i)	$4,600	$3,790
American Airlines Pass-Through Trust, 4.38%, 10/01/22	2,827	2,855
Ameriquest Mortgage Securities Inc. REMIC
0.94%, 07/25/35 (i)	3,750	3,377
0.96%, 10/25/35 (i)	1,305	1,080
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.95%, 09/25/35 (i)	1,480	1,348
Asset-Backed Pass-Through Certificates REMIC, 1.14%, 04/25/34 (i)	261	257
Bear Stearns Asset Backed Securities I Trust REMIC, 1.19%, 09/25/35 (i)	2,430	2,075
Bear Stearns Asset Backed Securities Trust REMIC
1.11%, 05/25/35 (i)	433	409
0.91%, 12/25/35 (i)	1,600	1,339
0.86%, 02/25/36 (i)	786	745
Carrington Mortgage Loan Trust REMIC
1.43%, 05/25/35 (i)	2,605	2,341
0.93%, 10/25/35 (i)	4,100	3,699
0.76%, 01/25/36 (i)	3,300	2,769
0.69%, 03/25/36 (i)	2,400	2,010
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.40%, 09/10/23 (i)	12,726	640
Interest Only, 1.64%, 11/10/23 (i)	11,135	631
Interest Only, 1.24%, 10/10/47 (i)	14,152	963
Interest Only, 1.59%, 02/10/48 (i)	8,172	729
Citigroup Mortgage Loan Trust Inc. REMIC
1.20%, 05/25/35 (i) (r)	95	95
0.73%, 11/25/36 (i)	2,206	1,829
Commercial Mortgage Pass-Through Certificates REMIC
Interest Only, 0.35%, 01/10/23 (i) (r)	14,500	337
Interest Only, 0.77%, 02/10/23 (i)	2,500	86
Interest Only, 1.33%, 09/12/23 (i)	12,797	757
Interest Only, 1.40%, 04/10/47 (i)	16,805	1,009
Interest Only, 1.54%, 04/10/47 (i)	24,049	1,578
Interest Only, 1.50%, 06/10/47 (i)	15,648	1,064
Interest Only, 1.21%, 12/10/47 (i)	13,293	807
Fieldstone Mortgage Investment Trust REMIC, 1.58%, 03/25/35 (i)	3,950	3,608
GS Mortgage Securities Corp. II Interest Only REMIC, 1.04%, 05/10/50 (i)	20,831	1,120
GS Mortgage Securities Trust REMIC
Interest Only, 1.41%, 01/10/24 (i)	12,972	791
Interest Only, 2.21%, 01/12/45 (i) (r)	886	74
Interest Only, 1.25%, 11/10/47 (i)	15,544	1,014
HSI Asset Securitization Corp. Trust REMIC
0.75%, 12/25/35 (i)	2,640	2,393
0.81%, 12/25/35 (i)	1,390	1,177
0.84%, 01/25/36 (i)	3,690	3,082
JPMorgan Alternative Loan Trust REMIC, 0.64%, 06/25/37 (i)	1,682	1,567
JPMorgan Mortgage Acquisition Corp. REMIC, 0.90%, 12/25/35 (i)	4,600	4,068
JPMorgan Mortgage Acquisition Trust REMIC
0.60%, 05/25/36 (i)	138	138
0.69%, 05/25/36 (i)	1,000	944
0.73%, 11/25/36 (i)	1,990	1,755
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.43%, 07/25/35 (i)	870	804
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.32%, 11/15/23 (i)	13,453	778
Interest Only, 1.34%, 02/15/24 (i)	13,687	807
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.58%, 05/25/32 (i)	775	732
Morgan Stanley Home Equity Loan Trust REMIC, 0.73%, 02/25/36 (i)	629	587
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
2.18%, 09/25/34 (i)	971	829
2.10%, 12/25/34 (i)	690	663
1.49%, 02/25/35 (i)	1,375	1,332
1.40%, 06/25/35 (i)	2,300	2,007
RAMP Trust REMIC
1.01%, 05/25/35 (i)	2,880	2,577
0.97%, 11/25/35 (i)	3,190	2,636
0.80%, 08/25/36 (i)	1,750	1,313
RASC Trust REMIC
1.43%, 07/25/35 (i)	4,700	4,335
0.91%, 01/25/36 (i)	3,750	3,168
Residential Asset Securitization Trust REMIC, 1.13%, 03/25/33 (i)	118	105
Soundview Home Loan Trust REMIC
0.96%, 08/25/35 (i)	740	669
0.92%, 11/25/35 (i)	4,500	3,785
0.75%, 02/25/36 (i)	2,670	2,467
0.67%, 12/25/36 (i)	3,540	2,974
0.62%, 03/25/37 (i)	2,408	2,242
Structured Asset Securities Corp. REMIC, 1.23%, 02/25/35 (i)	3,524	3,121

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
1.10%, 05/25/35 (i)	200	195
1.03%, 11/25/35 (i)	3,300	2,948
0.61%, 04/25/36 (i)	4,059	3,832
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 04/15/19	841	842
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.59%, 03/15/45 (i) (r)	2,220	117
Interest Only, 1.57%, 03/15/47 (i)	11,282	754
Interest Only, 1.32%, 08/15/47 (i)	15,402	999
Other Securities		30,778
Total Non-U.S. Government Agency Asset-Backed Securities (cost $136,322)		138,746

CORPORATE BONDS AND NOTES - 27.9%
CONSUMER DISCRETIONARY - 2.3%
Charter Communications Operating LLC
4.91%, 07/23/25 (r)	3,385	3,689
6.48%, 10/23/45 (r)	3,110	3,716
Viacom Inc.
3.88%, 04/01/24 (e)	3,360	3,426
5.25%, 04/01/44	1,600	1,500
Other Securities		2,172
		14,503
CONSUMER STAPLES - 0.4%
Other Securities		2,301

ENERGY - 3.4%
Transcanada Trust, 5.63%, 05/20/75 (i)	4,030	3,718
Williams Partners LP, 3.60%, 03/15/22	3,560	3,371
Other Securities		13,986
		21,075
FINANCIALS - 13.5%
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (e) (m)	2,590	2,464
5.20% (callable at 100 beginning 11/15/19) (m)	1,730	1,676
Bank of America Corp.
5.12% (callable at 100 beginning 09/05/24) (e) (m)	2,265	2,135
6.10% (callable at 100 beginning 03/17/25) (m)	4,905	4,979
6.25% (callable at 100 beginning 09/05/24) (m)	1,465	1,488
Capital One Financial Corp., 5.55%, (callable at 100 beginning 06/01/20) (m)	3,770	3,723
Citigroup Inc.
5.80% (callable at 100 beginning 11/15/19) (e) (m)	2,525	2,440
5.95% (callable at 100 beginning 05/15/25) (m)	4,550	4,448
Corporate Office Properties LP, 3.70%, 06/15/21	4,085	4,131
General Motors Financial Co. Inc.
3.20%, 07/06/21	2,765	2,773
4.30%, 07/13/25	2,565	2,633
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (e) (m)	3,185	3,179
5.15%, 05/22/45	2,450	2,553
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (e) (m)	2,290	2,190
6.00% (callable at 100 beginning 08/01/23) (m)	4,835	4,938
MetLife Inc., 5.25%, (callable at 100 beginning 06/15/20) (m)	3,340	3,315
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,825	2,712
5.55% (callable at 100 beginning 07/15/20) (e) (m)	3,215	3,185
4.35%, 09/08/26	4,335	4,537
Prudential Financial Inc.
5.20%, 03/15/44 (i)	1,925	1,887
5.38%, 05/15/45 (i)	2,525	2,553
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,880	5,020
Other Securities		15,456
		84,415
HEALTH CARE - 1.9%
AbbVie Inc., 4.45%, 05/14/46	3,845	3,902
Mylan NV
3.15%, 06/15/21 (r)	2,985	3,031
3.95%, 06/15/26 (r)	3,080	3,116
Other Securities		1,801
		11,850
INDUSTRIALS - 0.5%
Other Securities		3,458

INFORMATION TECHNOLOGY - 2.3%
Apple Inc., 4.65%, 02/23/46	2,825	3,183
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (e) (r)	3,155	3,298
Oracle Corp., 4.00%, 07/15/46	3,200	3,224
Seagate HDD Cayman
4.75%, 06/01/23 (e)	3,260	2,755
4.88%, 06/01/27	2,425	1,752
		14,212
MATERIALS - 0.1%
Other Securities		431

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.
5.35%, 09/01/40	3,875	4,241
4.75%, 05/15/46	3,715	3,808
Qwest Corp., 6.75%, 12/01/21	2,780	3,002
Verizon Communications Inc., 4.67%, 03/15/55 (e)	3,128	3,160
		14,211
UTILITIES - 1.2%
Dominion Resources Inc., 5.75%, 10/01/54 (e) (i)	3,025	3,010
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (e) (m) (r)	3,715	3,539
Other Securities		771
		7,320
Total Corporate Bonds and Notes (cost $173,161)		173,776

VARIABLE RATE SENIOR LOAN INTERESTS - 12.5% (i)
CONSUMER DISCRETIONARY - 4.0%
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	$439	436
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	514	514
Other Securities		24,137
		25,087

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CONSUMER STAPLES - 0.5%
Other Securities		3,084

ENERGY - 0.2%
Other Securities		1,395

FINANCIALS - 0.9%
Other Securities		5,536

HEALTH CARE - 1.9%
Other Securities		11,567

INDUSTRIALS - 1.4%
American Airlines Inc. Term Loan, 3.25%, 06/27/20	538	530
American Airlines Inc. Term Loan B, 3.50%, 04/18/23	45	45
Other Securities		8,175
		8,750
INFORMATION TECHNOLOGY - 1.3%
Other Securities		8,288

MATERIALS - 0.9%
Other Securities		5,862

TELECOMMUNICATION SERVICES - 1.1%
Other Securities		6,681

UTILITIES - 0.3%
Other Securities		1,729
Total Variable Rate Senior Loan Interests (cost $78,749)		77,979

GOVERNMENT AND AGENCY OBLIGATIONS - 43.3%
GOVERNMENT SECURITIES - 22.4%
Sovereign - 7.3%
Italy Buoni Poliennali Del Tesoro, 2.70%, 03/01/47 (r), EUR	1,645	1,962
Mexico Bonos, 7.75%, 11/13/42, MXN	188,670	12,004
Mexico Government International Bond, 4.60%, 01/23/46	250	264
South Africa Government Bond, 6.50%, 02/28/41, ZAR	166,170	7,996
Spain Government Bond, 2.90%, 10/31/46 (r), EUR	4,575	5,705
Other Securities		17,230
		45,161
Treasury Inflation Index Securities - 9.1%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	3,572	5,112
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (n)	11,652	11,833
2.00%, 01/15/26 (n)	13,996	16,469
1.75%, 01/15/28 (n)	2,570	3,005
3.88%, 04/15/29 (n)	8,216	11,835
0.75%, 02/15/42 (n)	6,237	6,252
Other Securities		2,355
		56,861
U.S. Treasury Securities - 6.0%
U.S. Treasury Bond, 2.88%, 05/15/43	120	135
U.S. Treasury Note
0.50%, 04/30/17	24,000	23,999
2.75%, 02/15/24	3,495	3,859
1.63%, 02/15/26	9,475	9,588
		37,581
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.9%
Federal Home Loan Mortgage Corp. - 8.9%
Federal Home Loan Mortgage Corp.
3.00%, 07/15/31, TBA (g)	16,065	16,853
4.00%, 07/15/46, TBA (g)	32,495	34,777
4.50%, 07/15/46, TBA (g)	3,295	3,594
		55,224
Federal National Mortgage Association - 12.0%
Federal National Mortgage Association
2.50%, 07/15/31, TBA (g)	1,785	1,847
3.00%, 07/15/31, TBA (g)	3,445	3,612
3.50%, 07/15/31, TBA (g)	5,115	5,419
4.00%, 07/15/46, TBA (g)	33,880	36,319
4.50%, 07/15/46, TBA (g)	25,085	27,380
		74,577
Total Government and Agency Obligations (cost $270,511)		269,404

INVESTMENT COMPANIES - 8.6%
iShares iBoxx High Yield Corporate Bond Fund (e)	318	26,901
SPDR Barclays High Yield Bond ETF (e)	754	26,905
Total Investment Companies (cost $55,218)		53,806

SHORT TERM INVESTMENTS - 14.9%
Investment Company- 1.8%
JNL Money Market Fund, 0.26% (a) (h)	11,208	11,208
Securities Lending Collateral - 12.0%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	74,941	74,941
Treasury Securities - 1.1%
U.S. Treasury Bill, 0.17%, 07/21/16 (o)	$7,000	6,999
Total Short Term Investments (cost $93,148)		93,148
Total Investments - 129.5% (cost $807,109)		806,859
Other Assets and Liabilities, Net - (29.5%)		(183,938)
Total Net Assets - 100.0%		$622,921

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	17.6%
Government Securities	17.3
Non-U.S. Government Agency ABS	15.6
Financials	11.2
Consumer Discretionary	4.9
Health Care	2.9
Information Technology	2.8
Energy	2.8
Telecommunication Services	2.6
Industrials	1.5
Utilities	1.1
Materials	0.8
Consumer Staples	0.7
Investment Companies	6.7
Short Term Investments	11.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Oppenheimer Emerging Markets Innovator Fund

	Shares/Par †	Value
COMMON STOCKS - 90.7%
BRAZIL - 4.3%
BM&F Bovespa SA	282	$1,563
Localiza Rent a Car SA	153	1,639
Odontoprev SA	460	1,900
Raia Drogasil SA	111	2,194
Smiles SA	160	2,394
Sul America SA	348	1,691
		11,381
CHINA - 16.7%
3SBio Inc. (c) (e) (r)	2,173	2,242
AAC Technologies Holdings Inc.	553	4,723
Bloomage BioTechnology Corp. Ltd.	2,748	4,278
Brilliance China Automotive Holdings Ltd.	1,046	1,080
China Lodging Group Ltd. - ADS	68	2,483
China Maple Leaf Educational Systems Ltd. (e)	4,302	3,882
Fu Shou Yuan International Group Ltd. (p) (q)	4,375	3,098
HOSA International Ltd. (e)	10,208	3,475
New Oriental Education & Technology Group - ADR	123	5,170
Shanghai La Chapelle Fashion Co. Ltd. - Class H (r)	497	531
Sinopharm Group Co. Ltd. - Class H	788	3,783
TAL Education Group - ADR (c) (e)	111	6,904
Vipshop Holdings Ltd. - ADR (c)	265	2,959
		44,608
COLOMBIA - 1.4%
Almacenes Exito SA	88	427
Cementos Argos SA	783	3,190
		3,617
EGYPT - 1.4%
Commercial International Bank	271	1,220
Commercial International Bank SAE - GDR	675	2,400
		3,620
GEORGIA - 1.5%
Bank of Georgia Holdings Plc	115	4,024

GREECE - 0.9%
JUMBO SA (c)	177	2,325

HONG KONG - 2.2%
Genting Hong Kong Ltd. (e)	2,189	636
Kerry Logistics Network Ltd.	1,521	1,966
Mandarin Oriental International Ltd.	793	1,074
Sunny Optical Technology Group Co. Ltd. (e)	617	2,172
		5,848
HUNGARY - 0.5%
OTP Bank Plc	64	1,437

INDIA - 13.1%
Ajanta Pharma Ltd.	159	3,550
Arvind Ltd.	846	4,139
Bharat Forge Ltd.	80	901
Biocon Ltd.	643	7,072
Glenmark Pharmaceuticals Ltd.	189	2,243
Kaveri Seed Co. Ltd.	310	2,044
Mindtree Ltd.	331	3,265
Page Industries Ltd.	5	1,075
Shree Cement Ltd.	3	670
Shriram Transport Finance Co. Ltd.	296	5,289
Symphony Ltd.	34	1,240
Syngene International Ltd. (r)	612	3,659
		35,147
INDONESIA - 3.9%
Ace Hardware Indonesia Tbk PT	44,353	3,118
Blue Bird Tbk PT	4,131	1,273
Global Mediacom Tbk PT	26,428	1,979
Indocement Tunggal Prakarsa Tbk PT	1,512	1,944
Sumber Alfaria Trijaya Tbk PT	45,497	2,066
		10,380
MALAYSIA - 4.1%
Genting Malaysia Bhd	1,328	1,468
Karex Bhd	4,583	2,746
My EG Services Bhd	13,673	6,688
		10,902
MEXICO - 4.0%
Alsea SAB de CV (e)	1,191	4,533
Gentera SAB de CV (e)	2,349	4,208
Grupo Rotoplas SAB de CV	1,137	2,052
		10,793
PERU - 0.3%
Credicorp Ltd.	6	931

PHILIPPINES - 1.2%
International Container Terminal Services Inc.	1,114	1,461
Jollibee Foods Corp.	341	1,758
		3,219
POLAND - 1.2%
KRUK SA	62	3,159

PORTUGAL - 1.5%
Jeronimo Martins SGPS SA	253	3,994

RUSSIAN FEDERATION - 1.2%
Alrosa AO (c)	965	1,047
Moscow Exchange MICEX-RTS OAO	1,228	2,160
		3,207
SOUTH AFRICA - 2.2%
Aspen Pharmacare Holdings Ltd.	97	2,382
Capitec Bank Holdings Ltd.	55	2,237
Sanlam Ltd.	317	1,310
		5,929
SOUTH KOREA - 12.5%
Amorepacific Corp.	14	5,124
Caregen Co. Ltd. (e)	8	825
Cell Biotech Co. Ltd.	22	1,134
Celltrion Inc. (c) (e)	41	3,438
Com2uS Corp. (c)	10	1,145
Cosmax Inc. (e)	20	3,034
Cuckoo Electronics Co. Ltd.	3	350
Fila Korea Ltd. (e)	23	1,785
Golfzon Co. Ltd. (e)	11	636
Kolmar BNH Co. Ltd. (e)	29	910
Medy-Tox Inc. (e)	17	6,525
NCSoft Corp.	12	2,539
Nutribiotech Co. Ltd. (c) (e)	47	2,998
Seegene Inc. (c) (e)	106	3,087
		33,530
SRI LANKA - 1.5%
Commercial Bank of Ceylon Plc	1,960	1,641
John Keells Holdings Plc	2,513	2,329
		3,970

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TAIWAN - 12.8%
Catcher Technology Co. Ltd.	400	2,982
Cub Elecparts Inc.	258	2,907
Eclat Textile Co. Ltd.	177	1,714
eMemory Technology Inc.	388	3,857
Hermes Microvision Inc.	79	3,276
Hota Industrial Manufacturing Co. Ltd.	1,535	7,203
Largan Precision Co. Ltd.	49	4,532
President Chain Store Corp.	292	2,282
Sporton International Inc.	529	2,741
Standard Foods Corp.	272	669
Taiwan Liposome Co. Ltd. (c)	225	1,016
Voltronic Power Technology Corp.	82	1,146
		34,325
THAILAND - 1.0%
Bumrungrad Hospital PCL	435	2,265
Minor International PCL	335	385
		2,650
TURKEY - 1.1%
Anadolu Hayat Emeklilik A/S	578	1,014
Logo Yazilim Sanayi Ve Ticaret AS (c)	106	1,830
		2,844
UNITED STATES OF AMERICA - 0.2%
Globant SA (c)	14	541

VIETNAM - 0.0%
Vietnam Dairy Products JSC	20	126
Total Common Stocks (cost $230,785)		242,507

PREFERRED STOCKS - 0.8%
COLOMBIA - 0.8%
Banco Davivienda SA	239	2,193
Total Preferred Stocks (cost $2,254)		2,193

SHORT TERM INVESTMENTS - 16.5%
Investment Company - 8.6%
JNL Money Market Fund, 0.26% (a) (h)	22,892	22,892

Securities Lending Collateral - 7.9%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	21,196	21,196
Total Short Term Investments (cost $44,088)		44,088
Total Investments - 108.0% (cost $277,127)		288,788
Other Assets and Liabilities, Net - (8.0%)		(21,324)
Total Net Assets - 100.0%		$267,464

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	24.4%
Health Care	17.1
Information Technology	13.2
Financials	11.5
Consumer Staples	9.9
Industrials	6.2
Materials	2.4
Short Term Investments	15.3
Total Investments	100.0%

JNL/Oppenheimer Global Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 93.7%
BRAZIL - 0.6%
Embraer SA - ADR	464	$10,070

CHINA - 1.0%
JD.com Inc. - ADR - Class B (c) (e)	881	18,704

DENMARK - 0.3%
FLSmidth & Co. A/S (e)	161	5,741

FRANCE - 4.9%
Kering SA	142	22,934
LVMH Moet Hennessy Louis Vuitton SE	233	35,154
Societe Generale SA - Class A	438	13,689
Technip SA	302	16,331
		88,108
GERMANY - 6.9%
Allianz SE	205	29,198
Bayer AG	236	23,678
Deutsche Bank AG (c)	630	8,704
Linde AG	111	15,415
SAP SE	502	37,693
Siemens AG	102	10,447
		125,135
INDIA - 3.7%
DLF Ltd.	14,232	31,828
ICICI Bank Ltd. - ADR	3,191	22,914
Zee Entertainment Enterprises Ltd.	1,631	11,074
		65,816
ITALY - 1.3%
Banca Monte dei Paschi di Siena SpA (c)	9,983	4,254
Brunello Cucinelli SpA (e)	328	5,879
Prysmian SpA	427	9,369
Tod’s SpA (e)	90	4,812
		24,314
JAPAN - 13.8%
Dai-Ichi Life Insurance Co. Ltd.	1,697	19,000
Fanuc Ltd.	81	13,112
KDDI Corp.	1,151	35,001
Keyence Corp.	58	39,347
Kyocera Corp.	481	22,887
Murata Manufacturing Co. Ltd.	350	39,251
Nidec Corp.	419	31,919
Nintendo Co. Ltd.	41	5,820
Nomura Holdings Inc.	1,671	5,942
Rakuten Inc. (e)	685	7,431
Sumitomo Mitsui Financial Group Inc.	573	16,557
Suzuki Motor Corp.	426	11,546
		247,813
MEXICO - 0.0%
Grupo Sanborns SA de CV - Class B-1	185	247

NETHERLANDS - 2.3%
Airbus Group NV	730	41,854

SPAIN - 3.5%
Banco Bilbao Vizcaya Argentaria SA	2,266	12,982
Inditex SA	1,118	37,551
Repsol SA	909	11,659
		62,192
SWEDEN - 2.9%
Assa Abloy AB — Class B	1,560	32,092

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Telefonaktiebolaget LM Ericsson - Class B	2,658	20,417
		52,509
SWITZERLAND - 4.0%
Credit Suisse Group AG	1,110	11,827
Nestle SA	218	16,889
Roche Holding AG	69	18,126
UBS Group AG	2,002	25,981
		72,823
UNITED KINGDOM - 3.8%
Circassia Pharmaceuticals Plc (c)	3,353	4,534
Earthport Plc (c)	8,390	1,536
International Game Technology Plc	609	11,414
Shire Plc	188	11,628
Unilever Plc	814	39,018
		68,130
UNITED STATES OF AMERICA - 44.7%
3M Co.	174	30,557
ACADIA Pharmaceuticals Inc. (c) (e)	463	15,035
Adobe Systems Inc. (c)	296	28,327
Aetna Inc.	457	55,809
Alphabet Inc. - Class A (c)	59	41,255
Alphabet Inc. - Class C (c)	61	42,100
Anthem Inc.	246	32,316
Biogen Inc. (c)	71	17,080
BioMarin Pharmaceutical Inc. (c)	157	12,229
Bluebird Bio Inc. (c) (e)	144	6,217
Celldex Therapeutics Inc. (c) (e)	973	4,270
CIGNA Corp.	36	4,658
Citigroup Inc.	840	35,606
Colgate-Palmolive Co.	658	48,179
eBay Inc. (c)	394	9,231
Emerson Electric Co.	283	14,783
Facebook Inc. - Class A (c)	350	40,000
FNF Group	445	16,704
Gilead Sciences Inc.	253	21,144
Goldman Sachs Group Inc.	151	22,366
Humana Inc.	10	1,806
Intuit Inc.	387	43,142
Ionis Pharmaceuticals Inc. (c) (e)	201	4,683
MacroGenics Inc. (c)	316	8,532
Maxim Integrated Products Inc.	1,014	36,181
McDonald’s Corp.	43	5,209
PayPal Holdings Inc. (c)	555	20,255
S&P Global Inc.	536	57,512
Sage Therapeutics Inc. (c) (e)	65	1,958
Theravance Biopharma Inc. (c) (e)	63	1,424
Tiffany & Co.	305	18,519
Twitter Inc. (c) (e)	745	12,603
United Parcel Service Inc. - Class B	268	28,844
Vertex Pharmaceuticals Inc. (c)	56	4,821
Walt Disney Co.	367	35,900
Zimmer Biomet Holdings Inc.	211	25,416
		804,671
Total Common Stocks (cost $1,643,829)		1,688,127

PREFERRED STOCKS - 1.6%
GERMANY - 1.6%
Bayerische Motoren Werke AG	447	28,526

INDIA - 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	2,806	377

Total Preferred Stocks (cost $33,718)		28,903

RIGHTS - 0.0%
SPAIN - 0.0%
Repsol SA (c) (e)	909	296

Total Rights (cost $278)		296

SHORT TERM INVESTMENTS - 7.5%
Investment Company - 4.7%
JNL Money Market Fund, 0.26% (a) (h)	84,919	84,919

Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	50,766	50,766

Total Short Term Investments (cost $135,685)		135,685

Total Investments - 102.8% (cost $1,813,510)		1,853,011
Other Assets and Liabilities, Net - (2.8%)		(50,876)
Total Net Assets - 100.0%		$1,802,135

Portfolio Composition:	Percentage of Total Investments
Information Technology	23.8%
Financials	18.1
Health Care	14.9
Consumer Discretionary	13.8
Industrials	12.3
Consumer Staples	5.6
Telecommunication Services	1.9
Energy	1.5
Materials	0.8
Short Term Investments	7.3
Total Investments	100.0%

JNL/PIMCO Real Return Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.2%
Banc of America Commercial Mortgage Trust
REMIC
5.72%, 05/10/17 (i)	$2,087	$2,122
5.93%, 07/10/17 (i)	1,949	2,014
5.89%, 07/10/44 (i)	274	274
Banc of America Mortgage Trust REMIC, 3.25%, 06/25/35 (i)	126	121
Banc of America Re-REMIC Trust REMIC, 5.67% - 5.68%, 05/24/17 - 07/17/17 (i) (r)	1,192	1,200
BCAP LLC Trust REMIC
5.21%, 04/26/17 (i) (r)	1,075	1,030
5.25%, 05/26/22 (r)	1,998	2,058
Citigroup Mortgage Loan Trust Inc. REMIC, 0.51% - 3.03%, 08/25/35 - 09/25/37 (i)	2,014	1,716
Cordatus CLO I Plc, 0.97%, 01/30/24 (i), GBP	58	76
Cordatus CLO II Plc, 0.16%, 07/25/24 (i), EUR	1,526	1,666
Cordatus CLO III Plc, 0.97%, 07/25/24 (i), GBP	499	640
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	636	640
5.89%, 06/15/39 (i)	3,005	3,057
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	850	421
CS First Boston Mortgage Securities Corp. REMIC, 2.79%, 04/25/34 (i)	169	168
Eaton Vance CDO VII Plc, 0.89% - 0.96%, 03/25/26 (i)	1,588	1,576
Eaton Vance CDO X Plc
0.05% - 0.89%, 02/22/27 (i)	859	851

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.95%, 02/22/27 (i) (q)	1,617	1,587
Elm CLO Ltd., 2.03%, 01/17/23 (i) (r)	9,018	9,052
Eurosail-UK 2007-3bl Plc
0.87%, 06/13/45 (i), GBP	9	12
0.87%, 06/13/45 (i) (p) (q), GBP	38	50
1.52%, 06/13/45 (i), GBP	1,603	1,823
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	3,337	3,368
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,754
Hillmark Funding, 0.90%, 05/21/21 (i) (r)	3,092	3,045
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,535	3,670
JPMorgan Mortgage Acquisition Trust REMIC, 0.57%, 10/25/33 (i)	1,985	1,948
JPMorgan Mortgage Trust REMIC
2.74% - 2.93%, 07/25/35 - 09/25/35 (i)	819	787
2.42%, 07/27/37 (i) (r)	673	624
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	5,764	5,836
Merrill Lynch Mortgage Investors Trust, 2.52% - 2.77%, 02/25/33 - 10/25/35 (i)	740	715
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (i)	2,283	2,369
0.51%, 05/25/37 (i)	113	70
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	985	1,003
Muir Grove CLO Ltd., 1.26%, 03/25/20 (i) (r)	6,538	6,489
NCUA Guaranteed Notes Trust REMIC
0.91%, 10/07/20 (i)	1,627	1,630
1.02%, 12/08/20 (i)	2,838	2,845
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	9,200	9,224
People’s Choice Home Loan Securities Trust Series REMIC, 1.31%, 08/25/35 (i)	9,443	7,127
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	2,530	2,554
6.30%, 08/16/17 (i) (r)	931	955
RBSSP Resecuritization Trust REMIC, 0.65%, 12/29/36 (i) (r)	6,090	5,439
SLM Student Loan Trust
2.14%, 10/25/17 (i)	3,762	3,760
REMIC, 0.68%, 04/25/19 (i)	4,885	4,856
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	4,923
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.62%, 12/25/35 (i)	207	189
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.21% - 2.87%, 03/25/33 - 05/25/47 (i)	1,081	987
1.44%, 08/25/46 (i)	3,644	3,060
Other Securities		20,190
Total Non-U.S. Government Agency Asset-Backed Securities (cost $134,500)		134,571

CORPORATE BONDS AND NOTES - 8.7%
ENERGY - 0.1%
Other Securities		2,088

FINANCIALS - 7.6%
Ally Financial Inc.
2.75%, 01/30/17	5,900	5,944
6.25%, 12/01/17	7,300	7,647
3.25%, 02/13/18	9,700	9,700
Bank of America NA, 1.75%, 06/05/18	7,900	7,953
Bank of New York Mellon Corp., 1.50%, 08/17/20 (i)	2,600	2,611
Barclays Bank Plc, 7.63%, 11/21/22	1,000	1,076
Barclays Plc
6.50% (callable at 100 beginning 09/15/19) (m), EUR	300	295
8.00% (callable at 100 beginning 12/15/20) (m) (v), EUR	1,800	1,861
8.25% (callable at 100 beginning 12/15/18) (e) (m) (v)	1,400	1,368
Citigroup Inc., 1.16%, 05/01/17 (i)	18,700	18,702
Credit Agricole SA
6.50% (callable at 100 beginning 06/23/21) (m), EUR	300	313
7.50% (callable at 100 beginning 06/23/26) (m), GBP	2,000	2,384
7.88% (callable at 100 beginning 01/23/24) (m) (v)	1,800	1,719
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	3,900	3,917
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	7,300	7,390
Goldman Sachs Group Inc.
1.85%, 09/15/20 (i)	6,900	6,886
2.43%, 02/25/21 (i)	6,000	6,122
JPMorgan Chase & Co.
2.75%, 06/23/20	5,700	5,874
2.15%, 03/01/21 (e) (i)	17,000	17,382
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,800	3,057
Mitsubishi UFJ Financial Group Inc., 2.55%, 03/01/21 (i)	2,700	2,780
Unibail-Rodamco SE, 1.40%, 04/16/19 (i)	3,500	3,478
Other Securities		5,420
		123,879
HEALTH CARE - 0.1%
Other Securities		2,019

INDUSTRIALS - 0.3%
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	3,400	3,585
Other Securities		904
		4,489
INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 1.25%, 02/21/18 (i)	3,900	3,924
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (r)	2,000	2,026
		5,950
TELECOMMUNICATION SERVICES - 0.2%
AT&T Inc.
1.56%, 06/30/20 (i)	1,000	996
4.50%, 05/15/35	1,200	1,226
4.75%, 05/15/46	1,800	1,845
		4,067
Total Corporate Bonds and Notes (cost $143,585)		142,492

GOVERNMENT AND AGENCY OBLIGATIONS - 120.6%
GOVERNMENT SECURITIES - 113.9%
Municipals - 0.0%
Other Securities		290

Sovereign - 6.8%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/16 (j), BRL	214,180	64,420
0.00%, 01/01/17 (j), BRL	89,700	26,143
Japan Government Bond, 0.30%, 09/20/16, JPY	240,000	2,327
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,282
Mexico Bonos de Proteccion al Ahorro, 4.58%, 01/04/18 (q), MXN	194,700	10,844

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		5,278
		111,294
Treasury Inflation Index Securities - 103.2%
France Government Inflation Indexed Bond
2.25%, 07/25/20 (n), EUR	3,560	4,498
1.85%, 07/25/27 (n), EUR	2,777	3,994
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.35%, 09/15/24 (n) (r), EUR	7,782	9,919
2.55% - 3.10%, 09/15/26 - 09/15/41 (n), EUR	804	1,126
Japan Government CPI Indexed Bond, 0.10%, 03/10/26 (n), JPY	318,576	3,306
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (n), MXN	3,249	195
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	90,001	5,627
4.50%, 11/22/35 (n), MXN	34,251	2,185
4.00%, 11/08/46 (n), MXN	104,321	6,338
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (s), NZD	14,500	11,158
3.00%, 09/20/30 (s), NZD	2,500	2,140
U.S. Treasury Inflation Indexed Note
2.63%, 07/15/17 (n) (o)	7,042	7,330
1.63%, 01/15/18 (n) (o)	1,142	1,185
0.13%, 04/15/18 (n) (o)	16,664	16,913
0.13%, 04/15/19 (g) (n) (o)	46,102	47,079
1.88%, 07/15/19 (n) (o)	21,739	23,523
1.38%, 01/15/20 (g) (n) (o)	90,727	96,889
0.13%, 04/15/20 (g) (n)	61,199	62,617
1.25%, 07/15/20 (g) (n)	66,155	71,098
0.63%, 07/15/21 (g) (n)	126,592	133,279
0.13%, 01/15/22 (g) (n)	178,440	181,907
0.13%, 07/15/22 (g) (n)	147,741	151,077
0.13%, 01/15/23 (g) (n)	84,376	85,502
0.38%, 07/15/23 (g) (n)	29,918	30,944
0.63%, 01/15/24 (g) (n)	40,709	42,626
0.13%, 07/15/24 (g) (n) (o)	21,377	21,597
2.38%, 01/15/25 (g) (n) (o)	134,242	160,322
2.38%, 01/15/27 (n)	50,162	61,583
1.75%, 01/15/28 (n)	18,125	21,195
3.63%, 04/15/28 (n) (o)	16,405	22,704
2.50%, 01/15/29 (g) (n)	42,982	54,470
3.88%, 04/15/29 (n)	52,686	75,896
2.13%, 02/15/40 (g) (n)	43,958	57,496
2.13%, 02/15/41 (n) (o)	4,895	6,459
0.75%, 02/15/42 (n) (o)	11,775	11,804
0.63%, 02/15/43 (n) (o)	458	446
1.38%, 02/15/44 (g) (n)	105,956	122,548
0.75%, 02/15/45 (g) (n)	18,289	18,381
1.00%, 02/15/46 (g) (n) (o)	15,298	16,526
United Kingdom Inflation Indexed Bond
0.13%, 03/22/44 (n), GBP	8,820	17,281
0.13%, 03/22/46 (n), GBP	4,573	9,208
0.13%, 03/22/58 (n), GBP	225	552
United Kingdom Inflation Indexed Note, 0.13%, 03/22/24 (n), GBP	5,076	7,730
Other Securities		603
		1,689,256
U.S. Treasury Securities - 3.9%
U.S. Treasury Bond
2.50% - 3.00%, 11/15/44 - 11/15/45 (o)	1,130	1,300
2.50%, 02/15/45 (g) (o)	5,880	6,128
3.00%, 05/15/45 (g)	4,520	5,200
2.50%, 02/15/46 (g)	17,410	18,145
2.50%, 05/15/46	290	303
U.S. Treasury Note
2.00%, 02/15/25 (g) (o)	5,630	5,892
1.63%, 05/15/26 (g)	26,700	27,042
		64,010
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.7%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
2.24% - 2.41%, 07/01/36 - 10/01/36 (i)	678	715
0.89%, 09/15/42	7,898	7,926
REMIC, 0.89% - 1.61%, 08/15/33 - 02/25/45 (i)	1,649	1,673
		10,314
Federal National Mortgage Association - 6.0%
Federal National Mortgage Association
2.23% - 3.26%, 11/01/35 - 06/01/36 (i)	113	119
3.50%, 07/15/46, TBA (g)	6,000	6,330
3.00%, 08/15/46, TBA (g)	5,000	5,179
3.50%, 08/15/46, TBA (g)	82,000	86,404
REMIC, 0.51%, 07/25/37 (i)	184	180
		98,212
Small Business Administration Participation Certificates - 0.1%
Other Securities		627
Total Government and Agency Obligations (cost $1,950,295)		1,974,003

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Other Securities		650
Total Preferred Stocks (cost $500)		650

PURCHASED OPTIONS - 0.3%
Other Securities		5,272
Total Purchased Options (cost $6,765)		5,272

OTHER EQUITY INTERESTS - 0.0%
Other Securities		7
Total Other Equity Interests (cost $0)		7

SHORT TERM INVESTMENTS - 1.8%
Federal Home Loan Bank - 0.1% (w)
Other Securities		800

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	6,930	6,930

Treasury Securities - 1.3%
Japan Treasury Bill, 0.00%, 09/26/16, JPY	1,830,000	17,732
U.S. Treasury Bill, 0.29%, 07/21/16 - 11/03/16 (o)	$2,651	2,650
		20,382
Total Short Term Investments (cost $27,659)		28,112

Total Investments - 139.6% (cost $2,263,304)		2,285,107
Other Assets and Liabilities, Net - (39.6%)		(647,702)
Total Net Assets - 100.0%		$1,637,405

Portfolio Composition:	Percentage of Total Investments
Government Securities	81.6%
Non-U.S. Government Agency ABS	5.9
Financials	5.4
U.S. Government Agency MBS	4.8
Information Technology	0.3
Purchased Options	0.2
Industrials	0.2
Telecommunication Services	0.2
Energy	0.1
Health Care	0.1
Short Term Investments	1.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/PIMCO Total Return Bond Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.7%
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.75%, 02/25/36 (i)	$17,480	$15,646
Ameriquest Mortgage Securities Inc. REMIC, 0.92%, 10/25/35 (i)	16,700	16,501
Banc of America Commercial Mortgage Trust REMIC, 5.72%, 05/10/17 (i)	3,908	3,972
Banc of America Funding Trust REMIC
3.12%, 02/20/35 (i)	1,353	1,318
2.93%, 05/25/35 (i)	16,411	16,731
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	14	15
BBCMS Trust REMIC, 3.32%, 09/10/20 (r)	11,000	11,495
BCAP LLC Trust REMIC
5.21%, 04/26/17 (i) (r)	336	322
0.63%, 03/26/18 (i) (r)	15,670	10,971
5.25%, 05/26/22 (r)	2,514	2,589
5.25%, 02/26/36 - 05/25/37 (r)	8,026	6,688
4.53%, 03/27/37 (i) (r)	9,148	6,169
Bear Stearns Adjustable Rate Mortgage Trust, 2.53% - 3.23%, 11/25/30 - 03/25/35 (i)	2,209	2,177
Bear Stearns Alt-A Trust REMIC
2.90% - 2.91%, 05/25/35 - 09/25/35 (i)	619	562
3.05%, 09/25/35 (i)	15,844	11,873
Bear Stearns Asset Backed Securities I Trust REMIC, 0.65% - 1.43%, 03/25/35 - 04/25/37 (i)	11,793	11,256
Bear Stearns Asset Backed Securities Trust REMIC, 0.70% - 0.86%, 12/25/35 - 01/25/37 (i)	18,978	17,200
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	226	230
Bear Stearns Structured Products Inc. Trust REMIC
2.73% - 2.77%, 01/26/36 - 12/26/46 (i)	1,231	956
1.75%, 03/25/37 (i) (r)	2,947	2,715
CIFC Funding Ltd.
1.93%, 01/19/23 (i) (r)	1,261	1,261
1.78%, 08/14/24 (i) (r)	21,000	21,004
Commercial Mortgage Pass-Through Certificates REMIC, 2.68%, 04/26/38 (i) (r)	3,700	3,614
Countrywide Asset-Backed Certificates REMIC
0.59% - 1.20%, 04/25/34 - 12/25/35 (i)	15,162	12,162
0.65%, 02/25/36 (i)	15,786	10,655
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 11/18/16	2,599	2,614
CS First Boston Mortgage Securities Corp. REMIC, 1.05%, 03/25/32 (i) (r)	37	34
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	2,805	2,066
CSMC Trust REMIC, 3.50%, 03/25/54 (i) (r)	14,679	14,519
CWABS Asset-Backed Certificates Trust REMIC, 0.69% - 0.91%, 04/25/36 - 03/25/47 (i)	12,098	8,291
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates REMIC, 3.05%, 06/26/35 (i) (r)	3,399	3,366
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42% - 5.44%, 01/12/17 - 02/15/17	7,454	7,566
2.96%, 10/05/20 (r)	11,100	11,325
5.34%, 05/15/47	1,693	1,709
JPMorgan Mortgage Acquisition Trust REMIC, 0.69% - 0.73%, 05/25/36 - 01/25/37 (i)	13,300	11,370
JPMorgan Mortgage Trust REMIC, 5.50% - 5.75%, 01/25/36 - 04/25/36	1,524	1,533
Merrill Lynch Mortgage Investors Trust REMIC, 0.83% - 2.63%, 05/25/33 - 08/25/35 (i)	5,924	5,675
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.07%, 07/12/17 (i)	6,599	6,809
5.48%, 03/12/51 (i)	1,500	1,524
MLCC Mortgage Investors Inc. REMIC, 0.70% - 1.46%, 10/25/35 - 11/25/35 (i)	205	189
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.61%, 04/25/36 (i)	595	586
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.04%, 11/15/24	9,000	9,450
Morgan Stanley Capital I Trust REMIC
1.58%, 08/14/19 (i) (r)	4,339	4,334
3.56%, 07/13/21 (i) (p) (q)	490	512
Morgan Stanley Dean Witter Capital I REMIC, 1.35%, 07/25/32 (i)	1,352	1,300
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	20,282	20,645
Nissan Auto Receivables Owner Trust, 0.63%, 05/15/17	14,811	14,805
RAMP Trust REMIC, 1.10%, 05/25/35 (i)	12,706	10,557
RASC Trust REMIC
0.61% - 1.13%, 02/25/35 - 09/25/36 (i)	17,171	15,514
0.60%, 11/25/36 (i)	12,430	11,414
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	10,846	10,883
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.84% - 2.99%, 01/25/35 - 07/25/36 (i)	9,730	9,273
Other Securities		322,589
Total Non-U.S. Government Agency Asset- Backed Securities (cost $700,181)		698,534

CORPORATE BONDS AND NOTES - 27.7%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		8,072

CONSUMER STAPLES - 0.4%
Reynolds American Inc.
3.25%, 06/12/20	54	57
4.45%, 06/12/25	13,700	15,307
5.85%, 08/15/45	1,300	1,662
		17,026
ENERGY - 2.8%
Petrobras Global Finance BV
3.54%, 03/17/20 (e) (i)	700	618
4.25% - 4.88%, 03/17/20 - 10/02/23, EUR	1,200	1,079
6.63%, 01/16/34, GBP	1,000	990
Petrobras International Finance Co.
6.13%, 10/06/16	100	100
8.38%, 12/10/18 (e)	700	776
7.88%, 03/15/19	9,900	10,222
5.75%, 01/20/20	1,000	965

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.75% - 6.88%, 01/20/40 - 01/27/41	7,300	5,903
Statoil ASA, 1.09%, 11/08/18 (i)	29,300	29,140
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (r)	10,000	12,451
Other Securities		54,300
		116,544
FINANCIALS - 21.0%
Bank of America Corp.
2.63% - 3.88%, 04/19/21 - 08/01/25	8,600	8,927
4.13%, 01/22/24	13,700	14,759
Bank of America NA
1.10%, 11/14/16 (i)	67,900	67,960
1.05%, 05/08/17 (i)	4,300	4,303
6.00%, 10/15/36	3,200	4,086
Bank of Nova Scotia, 1.88%, 04/26/21	11,200	11,289
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,229
7.75%, 04/10/23 (i)	12,800	13,216
Cantor Fitzgerald LP, 6.50%, 06/17/22 (p) (q)	11,100	11,719
Capital One NA, 1.78%, 08/17/18 (i)	22,500	22,628
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21 (p) (q)	6,500	6,557
3.80%, 06/09/23 (p) (q)	8,300	8,284
3.75%, 03/26/25	18,350	17,969
Deutsche Bank AG, 2.54%, 05/10/19 (i)	21,100	21,309
Diamond 1 Finance Corp.
5.45%, 06/15/23 (r)	5,900	6,118
6.02%, 06/15/26 (r)	10,000	10,375
Ford Motor Credit Co. LLC
1.41%, 01/17/17 (i)	19,200	19,227
2.94% - 4.25%, 02/03/17 - 01/08/19	9,895	10,135
1.18% - 1.57%, 09/08/17 - 01/09/18 (i)	6,200	6,195
3.20%, 01/15/21	2,000	2,060
Goldman Sachs Group Inc.
1.31% - 1.84%, 06/04/17 - 04/30/18 (i)	8,600	8,640
1.85%, 09/15/20 (i)	6,400	6,387
3.50%, 01/23/25	8,470	8,707
3.75%, 05/22/25	9,900	10,344
HSBC Holdings Plc
3.40%, 03/08/21	5,000	5,153
2.95%, 05/25/21	20,200	20,411
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,756
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	6,500	6,476
1.07%, 05/30/17 (i), GBP	9,700	12,823
6.30%, 04/23/19	6,100	6,859
2.55% - 4.50%, 06/23/20 - 05/13/24	20,560	21,547
2.15%, 03/01/21 (i)	6,500	6,646
2.55%, 03/01/21	10,600	10,816
3.90%, 07/15/25	18,300	19,776
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,331
KBC Bank NV, 8.00%, 01/25/23	10,000	10,575
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (m) (r)	30,600	41,502
Lloyds Banking Group Plc
7.62% (callable at 100 beginning 06/27/23) (m) (v), GBP	400	501
3.10%, 07/06/21	2,700	2,705
Merrill Lynch & Co. Inc., 6.40% - 6.88%, 08/28/17 - 04/25/18	6,900	7,464
Morgan Stanley, 2.45%, 02/01/19	4,700	4,788
National Australia Bank Ltd.
1.28%, 07/23/18 (i) (r)	11,200	11,218
2.25%, 03/16/21 (r)	10,800	11,098
Navient Corp.
8.45%, 06/15/18	11,002	11,896
5.50%, 01/15/19	100	100
Royal Bank of Canada, 2.30%, 03/22/21	10,900	11,205
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	5,200	6,232
9.50%, 03/16/22 (i)	9,900	10,294
Svenska Handelsbanken AB, 2.40%, 10/01/20	22,700	23,263
Toronto-Dominion Bank, 2.25%, 03/15/21 (r)	10,900	11,187
UBS AG, 4.75%, 05/22/23 (i)	3,000	3,060
UBS Group AG, 3.00%, 04/15/21 (p) (q)	19,700	20,095
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	18,300	19,146
1.10%, 04/22/19 (e) (i)	1,100	1,096
2.55%, 12/07/20	6,500	6,688
Other Securities		232,614
		879,744
HEALTH CARE - 0.7%
Other Securities		29,763

INDUSTRIALS - 0.5%
Hellenic Railways Organization SA, 4.50%, 12/06/16, JPY	1,298,700	12,078
Other Securities		9,480
		21,558
INFORMATION TECHNOLOGY - 0.2%
Other Securities		10,775

TELECOMMUNICATION SERVICES - 1.2%
Verizon Communications Inc.
2.18% - 2.41%, 09/15/16 - 09/14/18 (i)	4,400	4,462
3.65%, 09/14/18	7,300	7,671
3.00%, 11/01/21	4,100	4,299
3.50%, 11/01/24	15,500	16,515
Other Securities		17,062
		50,009
UTILITIES - 0.7%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,631
7.38%, 11/01/22	6,000	5,790
7.63%, 11/01/24 (e)	2,100	2,013
Other Securities		8,229
		28,663
Total Corporate Bonds and Notes (cost $1,151,124)		1,162,154

VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (i)
CONSUMER DISCRETIONARY - 0.0%
Other Securities		1,152
Total Variable Rate Senior Loan Interests (cost $1,154)		1,152

GOVERNMENT AND AGENCY OBLIGATIONS - 87.5%
GOVERNMENT SECURITIES - 48.6%
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.25%, 10/02/19 (o)	18,500	18,716

Municipals - 4.3%
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	14,500	20,670
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	23,814
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40 (q)	9,000	14,173
State of California
7.50% - 7.55%, 04/01/34 - 04/01/39	13,100	20,209
7.60%, 11/01/40	9,300	14,974

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		86,663
		180,503
Sovereign - 2.4%
Italy Buoni Poliennali Del Tesoro, 5.00%, 03/01/25 (r), EUR	10,700	15,637
Mexico Bonos
8.50%, 12/13/18, MXN	400,000	23,640
8.00%, 06/11/20, MXN	279,700	16,758
Other Securities		44,638
		100,673
Treasury Inflation Index Securities - 17.8%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (n) (o)	21,632	21,955
0.63%, 07/15/21 (n)	64,968	68,400
0.13%, 07/15/22 (n)	29,652	30,322
0.38%, 07/15/23 (n)	11,515	11,910
2.38%, 01/15/25 (n)	129,977	155,228
2.00%, 01/15/26 (n)	89,085	104,827
2.38%, 01/15/27 (n)	109,626	134,586
1.75%, 01/15/28 (n)	90,224	105,507
0.75% - 3.88%, 04/15/28 - 02/15/46 (n)	11,467	12,893
2.50%, 01/15/29 (n)	48,254	61,149
0.75%, 02/15/45 (n)	40,134	40,336
		747,113
U.S. Treasury Securities - 23.6%
U.S. Treasury Bond
2.50% - 4.63%, 05/15/39 - 05/15/46	41,800	55,354
4.50%, 08/15/39	10,200	14,753
4.38%, 11/15/39	25,000	35,552
3.00%, 05/15/42	28,400	32,832
2.75%, 08/15/42	28,700	31,647
2.75%, 11/15/42	47,900	52,737
3.13%, 02/15/43	63,600	75,033
2.88%, 05/15/43	26,300	29,594
3.13%, 08/15/44	82,400	97,058
3.00%, 11/15/44	34,100	39,240
2.50%, 02/15/45	100,100	104,315
3.00%, 05/15/45	45,300	52,115
2.88%, 08/15/45 (g)	102,400	115,016
2.50%, 02/15/46 (o)	23,300	24,284
U.S. Treasury Note
0.63%, 09/30/17 (o)	17,000	17,018
2.00%, 08/31/21 (o)	500	524
1.75%, 09/30/22 (o)	17,700	18,266
2.75%, 02/15/24 (o)	21,000	23,187
2.50%, 05/15/24 (o)	12,500	13,581
2.38%, 08/15/24 (o)	34,300	36,934
2.25%, 11/15/24 (o)	111,800	119,307
		988,347
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 38.9%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp.
6.00%, 08/01/16	—	—
5.50%, 05/01/26	71	79
2.78% - 6.00%, 08/01/26 - 08/15/40	10,595	11,990
4.00% - 6.00%, 07/15/46 - 08/15/46, TBA (g)	19,000	20,393
3.50%, 08/15/46, TBA (g)	54,000	56,864
4.50%, 08/15/46, TBA (g)	13,000	14,170
REMIC, 1.42%, 08/25/22 (i)	30,370	1,962
REMIC, 7.00%, 05/15/23	65	72
REMIC, 0.49% - 1.61%, 11/15/30 - 02/25/45 (i)	565	563
REMIC, 3.50% - 4.50%, 03/15/34 - 01/15/42	10,658	11,600
		117,693
Federal National Mortgage Association - 31.9%
Federal National Mortgage Association
4.00% - 6.00%, 11/01/16 - 05/01/19	6,226	6,400
2.31% - 6.00%, 08/01/19 - 06/01/26	69,872	74,405
2.87% - 6.50%, 07/01/26 - 07/01/42	88,898	98,943
3.00%, 07/15/31, TBA (g)	44,000	46,134
3.50%, 07/15/31, TBA (g)	16,000	16,952
3.00% - 6.00%, 07/15/31 - 07/15/46, TBA (g)	16,200	17,229
1.61% - 2.32%, 01/01/35 - 06/01/43 (i)	1,073	1,113
6.00%, 01/01/37	15	17
3.50%, 07/15/46, TBA (g)	129,000	136,090
4.00%, 07/15/46, TBA (g)	162,100	173,767
5.00%, 07/15/46, TBA (g)	23,000	25,548
3.00%, 08/15/46, TBA (g)	159,800	165,530
3.50%, 08/15/46, TBA (g)	140,000	147,520
4.00%, 08/15/46, TBA (g)	251,000	268,830
4.50%, 08/15/46, TBA (g)	140,000	152,723
REMIC, 5.00% - 6.50%, 04/25/33 - 12/25/42	163	183
REMIC, 0.51% - 2.56%, 05/25/35 - 03/25/44 (i)	6,829	6,846
		1,338,230
Government National Mortgage Association - 4.2%
Government National Mortgage Association
1.75%, 05/20/26 (i)	31	32
1.75% - 2.00%, 02/20/27 - 02/20/32 (i)	66	69
3.00% - 5.00%, 02/15/38 - 07/15/45	33,029	36,568
3.00% - 5.00%, 07/15/46 - 08/15/46, TBA (g)	25,000	26,669
3.50%, 08/15/46, TBA (g)	34,000	36,032
4.00%, 08/15/46, TBA (g)	22,000	23,509
REMIC, 1.04%, 07/20/65 - 09/20/65 (i)	40,188	39,641
REMIC, 1.06%, 09/20/65 (i)	14,315	14,133
		176,653
Small Business Administration Participation Certificates - 0.0%
Other Securities		208
Total Government and Agency Obligations (cost $3,529,860)		3,668,136

PURCHASED OPTIONS - 0.1%
Other Securities		2,474
Total Purchased Options (cost $4,013)		2,474

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 6.41%, (callable at 25 beginning 08/26/16) (e) (i)	645	15,997
Total Trust Preferreds (cost $16,152)		15,997

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 1.1%
Commercial Paper - 0.3%
Other Securities		11,274

Federal Home Loan Bank - 0.5% (w)
Other Securities		23,433

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	13,006	13,006

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Treasury Securities - 0.0%
U.S. Treasury Bill, 0.17% - 0.42%, 07/21/16 - 12/08/16 (o)	$677	676
Total Short Term Investments (cost $48,385)		48,389

Total Investments - 133.5% (cost $5,450,869)		5,596,836
Other Assets and Liabilities, Net - (33.5%)		(1,403,795)
Total Net Assets - 100.0%		$4,193,041

Portfolio Composition:	Percentage of Total Investments
Government Securities	36.4%
U.S. Government Agency MBS	29.2
Financials	16.0
Non-U.S. Government Agency ABS	12.5
Energy	2.1
Telecommunication Services	0.9
Health Care	0.5
Utilities	0.5
Industrials	0.4
Consumer Staples	0.3
Information Technology	0.2
Consumer Discretionary	0.2
Short Term Investments	0.8
Total Investments	100.0%

JNL/PPM America Floating Rate Income Fund * (t)

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 5.0%
CONSUMER DISCRETIONARY - 1.2%
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	$247	$254
Numericable-SFR SA, 7.38%, 05/01/26 (r)	1,490	1,473
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,035
Other Securities		12,478
		15,240
CONSUMER STAPLES - 0.5%
Other Securities		6,055

ENERGY - 0.5%
Other Securities		6,779

FINANCIALS - 0.7%
Other Securities		8,691

HEALTH CARE - 0.7%
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (r)	1,500	1,428
Other Securities		7,086
		8,514
INDUSTRIALS - 0.4%
Other Securities		5,279

INFORMATION TECHNOLOGY - 0.3%
Other Securities		4,303

MATERIALS - 0.3%
Other Securities		3,265

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		2,755

UTILITIES - 0.2%
Dynegy Inc., 7.63%, 11/01/24	388	372
Other Securities		2,081
		2,453
Total Corporate Bonds and Notes (cost $64,431)		63,334

VARIABLE RATE SENIOR LOAN INTERESTS - 90.2% (i)
CONSUMER DISCRETIONARY - 24.5%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	$8,743	8,727
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/11/21	5,397	5,251
Advantage Sales and Marketing Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	834
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 10/11/20	4,399	4,196
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	3,107	2,910
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	4,749	4,711
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	459	456
Charter Communications Operating LLC Term Loan H, 3.25%, 08/24/21	1,910	1,903
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	1,146	1,146
Delta 2 Lux SARL 2nd Lien Term Loan, 7.75%, 07/29/22	1,250	1,183
Delta 2 Lux SARL Term Loan B-3, 4.75%, 07/30/21	8,137	7,814
Hilton Worldwide Finance LLC Term Loan B-2
3.50%, 09/23/20	2,531	2,531
3.50%, 09/23/20	3,536	3,536
iHeartCommunications Inc. Term Loan D, 7.20%, 01/30/19	9,000	6,550
LTF Merger Sub Inc. Term Loan B, 4.25%, 01/03/22	5,909	5,761
Numericable Group SA Term Loan B-5, 4.56%, 07/27/22	2,746	2,698
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	4,000	3,960
PetSmart Inc. Term Loan B-1
4.25%, 03/10/22	1,000	995
4.25%, 03/10/22	8,654	8,610
Reynolds Group Holdings Inc. Term Loan, 4.50%, 12/01/18	2,000	1,998
Scientific Games International Inc. Term Loan B-1
6.00%, 06/14/20	5,445	5,372
6.00%, 06/14/20	1,313	1,296
ServiceMaster Co. Term Loan B, 4.25%, 06/27/21	6,756	6,755
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	3,706	3,679
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	5,891	5,853
WideOpenWest Finance LLC Term Loan B, 4.50%, 04/01/19	6,566	6,541
Ziggo Financing Partnership Term Loan B-1
3.65%, 01/15/22	1,709	1,666
3.65%, 01/15/22	510	497
Ziggo Financing Partnership Term Loan B-2A, 3.65%, 01/15/22	1,430	1,394
Ziggo Financing Partnership Term Loan B-3, 3.60%, 01/15/22	2,351	2,293
Other Securities		203,382
		314,498

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CONSUMER STAPLES - 5.6%
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	3,832	3,823
Albertsons LLC Term Loan B-5, 4.75%, 12/21/22	1,776	1,772
Albertsons LLC Term Loan B-6, 4.75%, 06/01/23	4,281	4,270
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,925	2,916
JBS USA LLC Term Loan B, 4.00%, 08/18/22	3,276	3,266
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	6,319	6,319
Reynolds Group Holdings Inc. Term Loan
4.50%, 12/26/18	1,825	1,824
4.50%, 12/26/18	1,716	1,714
4.50%, 12/26/18	3,329	3,326
US Foods Inc. Term Loan B, 4.00%, 06/27/23	6,808	6,774
Other Securities		36,250
		72,254
ENERGY - 5.0%
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	12,500	12,469
Energy Transfer Equity LP Term Loan
3.25%, 11/15/19	5,000	4,814
4.00%, 12/02/19	1,673	1,624
Other Securities		45,824
		64,731
FINANCIALS - 7.2%
Asurion LLC 2nd Lien Term Loan
8.50%, 03/03/21	193	185
8.50%, 03/03/21	727	698
Asurion LLC Term Loan B-1, 5.00%, 05/24/19	3,023	3,005
Asurion LLC Term Loan B-2, 4.25%, 06/20/20	1,848	1,802
Asurion LLC Term Loan B-4, 5.00%, 07/29/22	4,760	4,688
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	9,128	9,133
Hub International Ltd. Term Loan B, 4.25%, 09/17/20	5,845	5,733
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	4,623	4,600
INEOS US Finance LLC Term Loan, 4.25%, 03/31/22	1,777	1,742
Realogy Corp. Term Loan B, 3.75%, 03/05/20	5,873	5,858
Other Securities		54,641
		92,085
HEALTH CARE - 11.2%
Community Health Systems Inc. Term Loan G, 3.75%, 12/14/19	7,289	7,077
Community Health Systems Inc. Term Loan H
4.00%, 01/27/21	1,000	973
4.00%, 01/27/21	4,270	4,156
Emdeon Business Services LLC Term Loan B-2
3.75%, 11/17/18	1,732	1,729
3.75%, 11/17/18	138	138
3.75%, 11/17/18	1,055	1,053
3.75%, 11/17/18	632	631
3.75%, 11/17/18	2,877	2,872
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	6,022	5,960
Kinetic Concepts Inc. Term Loan F-1, 5.00%, 11/04/20	6,556	6,519
Mallinckrodt International Finance SA Term Loan B, 3.25%, 03/14/21	4,418	4,346
Other Securities		107,793
		143,247
INDUSTRIALS - 10.1%
American Airlines Inc. Term Loan, 3.25%, 06/27/20	4,851	4,781
American Airlines Inc. Term Loan B, 3.50%, 04/26/23	1,800	1,778
Rexnord LLC 1st Lien Term Loan B
4.00%, 08/23/20	7,325	7,226
4.00%, 08/23/20	506	499
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	3,667	3,630
TransDigm Inc. Term Loan E, 3.50%, 05/13/22	2,080	2,046
Other Securities		109,119
		129,079
INFORMATION TECHNOLOGY - 10.4%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	173	174
Dell Inc. Term Loan B, 0.00%, 06/02/23 (z)	6,400	6,373
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	10,786	10,751
First Data Corp. Extended Term Loan
4.35%, 03/24/21	7,182	7,149
4.45%, 03/24/21	1,129	1,124
First Data Corp. Term Loan, 4.19%, 07/08/22	1,000	990
Infor (US) Inc. Term Loan B-5
3.75%, 05/23/20	475	461
3.75%, 06/03/20	6,119	5,962
Western Digital Corp. Term Loan B
6.25%, 03/30/23	4,450	4,464
6.25%, 03/30/23	1,800	1,806
6.25%, 03/30/23	2,000	2,006
Zebra Technologies Corp. Term Loan B, 4.00%, 10/27/21	6,157	6,149
Other Securities		85,481
		132,891
MATERIALS - 9.6%
Berry Plastics Holding Corp. Term Loan D
3.50%, 02/08/20	4	4
3.50%, 02/08/20	7,853	7,794
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	7,316	6,986
Univar Inc. Term Loan
4.25%, 06/25/22	1,332	1,311
4.25%, 06/25/22	5,821	5,728
Other Securities		101,550
		123,373
TELECOMMUNICATION SERVICES - 5.0%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	8,754
Level 3 Financing Inc. Term Loan B, 4.00%, 01/14/20	7,200	7,189
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/31/22	2,700	2,688
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	7,500	7,502
Telesat Canada Term Loan B-2, 3.50%, 03/26/19	5,750	5,712
Other Securities		32,967
		64,812

UTILITIES - 1.6%
Calpine Construction Finance Co. LP Term Loan B-1, 3.00%, 05/03/20	970	945
Calpine Construction Finance Co. LP Term Loan B-2, 3.25%, 01/03/22	970	946
Calpine Corp. Term Loan B-5, 3.50%, 05/23/22	3,573	3,531
Calpine Corp. Term Loan B-6, 4.00%, 01/15/23	798	790

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/22/23 (z)	7,380	7,246
Other Securities		6,725
		20,183
Total Variable Rate Senior Loan Interests (cost $1,209,859)		1,157,152

PREFERRED STOCKS - 0.0%
Other Securities		291
Total Preferred Stocks (cost $303)		291

SHORT TERM INVESTMENTS - 5.6%
Investment Company- 5.6%
JNL Money Market Fund, 0.26% (a) (h)	72,179	72,179
Total Short Term Investments (cost $72,179)		72,179

Total Investments - 100.8% (cost $1,346,772)		1,292,956
Other Assets and Liabilities, Net - (0.8%)		(9,775)
Total Net Assets - 100.0%		$1,283,181

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	25.5%
Health Care	11.7
Industrials	10.4
Materials	10.3
Information Technology	10.1
Financials	7.8
Consumer Staples	6.1
Energy	5.6
Telecommunication Services	5.2
Utilities	1.7
Short Term Investments	5.6
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
Other Securities		16,933
Total Non-U.S. Government Agency Asset- Backed Securities (cost $16,707)		16,933

CORPORATE BONDS AND NOTES - 76.6%
CONSUMER DISCRETIONARY - 17.2%
Altice SA
7.75%, 05/15/22 (e) (r)	5,000	5,050
7.63%, 02/15/25 (e) (r)	8,000	7,810
Beazer Homes USA Inc., 7.50%, 09/15/21	14,382	12,440
CCO Holdings LLC
5.13%, 02/15/23 (e)	6,000	6,075
5.38%, 05/01/25 (r)	12,000	12,180
5.75%, 02/15/26 (r)	2,326	2,396
5.88%, 05/01/27 (e) (r)	6,000	6,195
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,587
5.00%, 03/15/23	5,000	4,550
7.75%, 07/01/26 (r)	6,387	6,595
Univision Communications Inc.
5.13%, 05/15/23 (r)	6,000	5,955
5.13%, 02/15/25 (e) (r)	5,263	5,204
WideOpenWest Finance LLC
10.25%, 07/15/19	4,000	4,140
13.38%, 10/15/19 (e)	7,970	8,468
Other Securities		307,942
		399,587
CONSUMER STAPLES - 2.9%
Other Securities		68,699

ENERGY - 10.7%
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (r)	8,000	8,980
7.63%, 01/15/22 (e)	3,000	2,122
Chaparral Energy Inc.
0.00%, 10/01/20 (c) (d)	4,136	2,502
0.00%, 09/01/21 (c) (d)	3,000	1,792
0.00%, 11/15/22 (c) (d)	21,350	12,810
CITGO Holding Inc., 10.75%, 02/15/20 (r)	11,690	11,748
Continental Resources Inc.
4.50%, 04/15/23	12,000	11,190
3.80%, 06/01/24	4,000	3,490
4.90%, 06/01/44	2,300	1,897
EnQuest Plc, 7.00%, 04/15/22 (r)	20,841	12,895
Ensco Plc
4.70%, 03/15/21 (e)	4,117	3,421
4.50%, 10/01/24	3,466	2,366
5.20%, 03/15/25	13,667	9,499
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,730	2,710
5.88%, 06/30/26 (r)	12,000	11,985
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,286
6.13%, 10/15/21	596	617
6.25%, 10/15/22 (e)	9,000	9,382
6.38%, 05/01/24 (e)	1,328	1,391
Other Securities		136,487
		248,570
FINANCIALS - 10.8%
Ally Financial Inc.
3.60%, 05/21/18	2,000	2,005
3.75%, 11/18/19	3,000	3,008
4.13%, 03/30/20	4,000	4,010
4.63%, 05/19/22	5,000	5,038
5.75%, 11/20/25 (e)	12,500	12,531
Altice Financing SA, 6.63%, 02/15/23 (r)	12,000	11,782
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m) (v)	12,000	11,730
CNH Industrial Capital LLC, 4.88%, 04/01/21 (e)	6,000	6,105
International Lease Finance Corp.
8.25%, 12/15/20 (e)	2,000	2,365
4.63%, 04/15/21	9,897	10,194
8.63%, 01/15/22	3,000	3,653
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	12,000	11,955
Royal Bank of Scotland Group Plc, 7.50%, (callable at 100 beginning 08/10/20) (e) (m) (v)	16,000	14,720
Other Securities		152,016
		251,112
HEALTH CARE - 9.9%
Express Scripts Holding Co.
3.40%, 03/01/27	9,235	9,245
4.80%, 07/15/46	3,586	3,584
HCA Inc.
3.75%, 03/15/19 (e)	3,115	3,224
6.50%, 02/15/20	4,000	4,435
7.50%, 02/15/22	3,000	3,411
4.75%, 05/01/23	9,739	9,982
5.88%, 05/01/23	6,000	6,397

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.38%, 02/01/25	10,000	10,250
5.88%, 02/15/26	5,000	5,188
5.25%, 06/15/26	2,273	2,358
Tenet Healthcare Corp.
5.00%, 03/01/19	4,800	4,644
6.00%, 10/01/20	2,281	2,406
8.13%, 04/01/22 (e)	7,855	8,050
6.75%, 06/15/23 (e)	15,000	14,362
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (r)	8,586	7,572
5.63%, 12/01/21 (r)	7,000	5,775
5.88%, 05/15/23 (e) (r)	8,000	6,460
6.13%, 04/15/25 (r)	7,000	5,618
Other Securities		116,107
		229,068
INDUSTRIALS - 5.5%
Bombardier Inc.
6.00%, 10/15/22 (r)	9,089	7,817
6.13%, 01/15/23 (r)	1,872	1,601
7.50%, 03/15/25 (e) (r)	12,000	10,380
CNH Industrial Capital LLC, 3.88%, 07/16/18	5,679	5,707
Other Securities		102,224
		127,729
INFORMATION TECHNOLOGY - 4.9%
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	6,448	6,529
11.00%, 12/15/20	5,500	5,885
First Data Corp.
7.00%, 12/01/23 (e) (r)	5,556	5,639
5.75%, 01/15/24 (r)	7,000	6,939
Oracle Corp.
2.40%, 09/15/23	6,000	6,028
2.65%, 07/15/26	6,000	6,007
4.00%, 07/15/46	12,000	12,091
Western Digital Corp., 10.50%, 04/01/24 (e) (r)	12,500	13,375
Other Securities		51,011
		113,504
MATERIALS - 7.2%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (e) (r) (y)	6,071	6,132
Ardagh Packaging Finance Plc
6.75%, 01/31/21 (r)	3,000	3,030
4.63%, 05/15/23 (r)	4,516	4,448
7.25%, 05/15/24 (r)	7,911	8,074
Cemex SAB de CV
7.25%, 01/15/21 (e) (r)	2,500	2,638
5.70%, 01/11/25 (e) (r)	11,719	11,104
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (r)	13,000	12,350
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (e)	8,000	7,560
3.55%, 03/01/22 (e)	4,000	3,520
3.88%, 03/15/23 (e)	1,005	879
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	10,119	8,854
5.40%, 11/14/34	8,000	6,360
Other Securities		91,477
		166,426
TELECOMMUNICATION SERVICES - 6.4%
Altice Finco SA, 9.88%, 12/15/20 (e) (r)	3,979	4,245
Frontier Communications Corp.
8.75%, 04/15/22	1,295	1,301
10.50%, 09/15/22	3,453	3,654
11.00%, 09/15/25	11,000	11,426
9.00%, 08/15/31	4,429	3,895
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	2,974
5.38%, 05/01/25 (e)	5,000	4,962
5.25%, 03/15/26 (r)	8,000	7,840
Neptune Finco Corp., 10.88%, 10/15/25 (e) (r)	6,000	6,870
Sprint Capital Corp.
6.90%, 05/01/19 (e)	7,000	6,685
6.88%, 11/15/28 (e)	8,000	6,280
Sprint Corp.
7.88%, 09/15/23 (e)	5,000	4,087
7.13%, 06/15/24 (e)	9,000	7,121
T-Mobile USA Inc.
6.84%, 04/28/23	654	691
6.50%, 01/15/24	5,000	5,262
6.00%, 04/15/24	5,000	5,200
6.50%, 01/15/26 (e)	4,000	4,220
Windstream Corp.
7.50%, 04/01/23 (e)	1,000	893
6.38%, 08/01/23 (e)	10,000	8,400
Windstream Services LLC, 7.50%, 06/01/22 (e)	5,000	4,500
Zayo Group LLC, 6.00%, 04/01/23	14,111	14,393
Other Securities		33,914
		148,813
UTILITIES - 1.1%
AES Corp.
3.67%, 06/01/19 (i)	1,589	1,585
5.50%, 04/15/25	18,000	18,045
Dynegy Inc., 7.63%, 11/01/24 (e)	774	742
Other Securities		4,357
		24,729
Total Corporate Bonds and Notes (cost $1,855,218)		1,778,237

VARIABLE RATE SENIOR LOAN INTERESTS - 8.2% (i)
CONSUMER DISCRETIONARY - 2.8%
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (f)	19,490	17,931
Other Securities		46,776
		64,707
CONSUMER STAPLES - 0.4%
Other Securities		10,007

ENERGY - 0.9%
Other Securities		19,860

FINANCIALS - 0.6%
Other Securities		13,165

HEALTH CARE - 0.3%
Valeant Pharmaceuticals International Inc. Term Loan B, 5.00%, 03/13/22	2,242	2,180
Other Securities		3,919
		6,099
INDUSTRIALS - 1.0%
Other Securities		24,221

INFORMATION TECHNOLOGY - 0.3%
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	3,529	3,540
Other Securities		2,888
		6,428
MATERIALS - 1.2%
Stardust Finance Holdings Inc. Junior Lien Term Loan, 10.50%, 03/04/23 (f)	6,400	6,144
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	11,147	10,850

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		10,945
		27,939
TELECOMMUNICATION SERVICES - 0.2%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	5,000	5,001

UTILITIES - 0.5%
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (z)	12,000	11,783
Total Variable Rate Senior Loan Interests (cost $192,105)		189,210

GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
GOVERNMENT SECURITIES - 2.0%
U.S. Treasury Securities - 2.0%
U.S. Treasury Bond, 3.00%, 05/15/45	40,400	46,478
Total Government and Agency Obligations (cost $41,761)		46,478

COMMON STOCKS - 5.2%
CONSUMER DISCRETIONARY - 1.9%
Other Securities		44,505

CONSUMER STAPLES - 0.6%
Other Securities		14,746

ENERGY - 0.3%
Other Securities		7,582

FINANCIALS - 0.7%
JPMorgan Chase & Co.	110	6,835
Other Securities		8,393
		15,228
HEALTH CARE - 0.4%
Valeant Pharmaceuticals International Inc. (c) (e)	75	1,510
Other Securities		8,262
		9,772
INDUSTRIALS - 0.3%
Other Securities		6,536

INFORMATION TECHNOLOGY - 0.2%
Other Securities		4,210

MATERIALS - 0.8%
Freeport-McMoran Inc. - Class B (e)	270	3,008
Other Securities		15,861
		18,869
Total Common Stocks (cost $118,623)		121,448

PREFERRED STOCKS - 0.9%
ENERGY - 0.5%
Other Securities		10,856

FINANCIALS - 0.4%
Other Securities		9,735
Total Preferred Stocks (cost $24,428)		20,591

INVESTMENT COMPANIES - 2.2%
SPDR Barclays High Yield Bond ETF (e)	975	34,807
Other Securities		15,001
Total Investment Companies (cost $49,663)		49,808

OTHER EQUITY INTERESTS - 0.3%
Other Securities		6,967
Total Other Equity Interests (cost $11,015)		6,967

SHORT TERM INVESTMENTS - 12.5%
Investment Company - 1.6%
JNL Money Market Fund, 0.26% (a) (h)	36,350	36,350

Securities Lending Collateral - 10.9%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	253,508	253,508
Total Short Term Investments (cost $289,858)		289,858
Total Investments - 108.6% (cost $2,599,378)		2,519,530
Other Assets and Liabilities, Net - (8.6%)		(199,095)
Total Net Assets - 100.0%		$2,320,435

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	20.2%
Financials	11.5
Energy	11.4
Health Care	9.7
Materials	8.5
Industrials	6.3
Telecommunication Services	6.1
Information Technology	4.9
Consumer Staples	3.7
Government Securities	1.8
Utilities	1.7
Non-U.S. Government Agency ABS	0.7
Investment Companies	2.0
Short Term Investments	11.5
Total Investments	100.0%

JNL/PPM America Mid Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 21.2%
American Axle & Manufacturing Holdings Inc. (c)	811	$11,736
Best Buy Co. Inc.	245	7,494
Foot Locker Inc. (e)	231	12,662
Helen of Troy Ltd. (c)	95	9,801
Macy’s Inc.	373	12,550
Meredith Corp.	192	9,977
Newell Brands Inc.	151	7,344
Penske Auto Group Inc.	153	4,807
Royal Caribbean Cruises Ltd.	180	12,114
Tupperware Brands Corp.	221	12,443
Viacom Inc. - Class B	121	5,030
		105,958
CONSUMER STAPLES - 2.7%
Ingredion Inc.	103	13,264

ENERGY - 9.8%
Diamond Offshore Drilling Inc. (e)	403	9,812
Helix Energy Solutions Group Inc. (c)	1,082	7,313
Patterson-UTI Energy Inc.	429	9,149
PBF Energy Inc. - Class A	414	9,847
Superior Energy Services Inc.	704	12,966
		49,087
FINANCIALS - 19.4%
Allstate Corp.	149	10,423

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
American Financial Group Inc.	173	12,783
Astoria Financial Corp.	741	11,355
FirstMerit Corp.	618	12,529
Hartford Financial Services Group Inc.	281	12,480
Janus Capital Group Inc.	898	12,504
Lincoln National Corp.	323	12,503
Reinsurance Group of America Inc.	130	12,647
		97,224
HEALTH CARE - 8.0%
CIGNA Corp.	93	11,916
Hill-Rom Holdings Inc.	209	10,534
Lifepoint Health Inc. (c)	142	9,250
Magellan Health Services Inc. (c)	126	8,300
		40,000
INDUSTRIALS - 14.2%
Esterline Technologies Corp. (c)	162	10,050
GATX Corp. (e)	170	7,488
Kennametal Inc.	539	11,926
Spirit Aerosystems Holdings Inc. - Class A (c)	288	12,371
Steelcase Inc. - Class A	702	9,532
Terex Corp.	545	11,071
Textron Inc.	232	8,482
		70,920
INFORMATION TECHNOLOGY - 10.0%
Applied Materials Inc.	315	7,546
Avnet Inc.	308	12,473
Belden Inc.	210	12,654
Semtech Corp. (c)	211	5,034
SYNNEX Corp.	54	5,073
Teradyne Inc.	375	7,376
		50,156
MATERIALS - 9.3%
Allegheny Technologies Inc. (e)	250	3,190
Ashland Inc.	65	7,426
Nucor Corp.	102	5,045
Olin Corp.	397	9,851
Reliance Steel & Aluminum Co.	144	11,074
Steel Dynamics Inc.	409	10,020
		46,606
UTILITIES - 4.6%
Edison International	161	12,489
PNM Resources Inc.	293	10,370
		22,859
Total Common Stocks (cost $483,559)		496,074

SHORT TERM INVESTMENTS - 6.9%
Investment Company - 2.9%
JNL Money Market Fund, 0.26% (a) (h)	14,507	14,507

Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	19,916	19,916
Total Short Term Investments (cost $34,423)		34,423
Total Investments - 106.1% (cost $517,982)		530,497
Other Assets and Liabilities, Net - (6.1%)		(30,271)
Total Net Assets - 100.0%		$500,226

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	20.0%
Financials	18.3
Industrials	13.4
Information Technology	9.5
Energy	9.2
Materials	8.8
Health Care	7.5
Utilities	4.3
Consumer Staples	2.5
Short Term Investments	6.5
Total Investments	100.0%

JNL/PPM America Small Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 21.1%
American Axle & Manufacturing Holdings Inc. (c)	811	$11,749
Bob Evans Farms Inc.	225	8,546
Foot Locker Inc. (e)	87	4,778
Helen of Troy Ltd. (c)	118	12,156
JAKKS Pacific Inc. (c) (e)	603	4,766
Meredith Corp.	236	12,256
Penske Auto Group Inc. (e)	140	4,408
Skechers U.S.A. Inc. - Class A (c)	327	9,730
Superior Industries International Inc.	444	11,901
Tower International Inc.	462	9,504
Tupperware Brands Corp. (e)	223	12,573
		102,367
CONSUMER STAPLES - 3.4%
Cott Corp.	807	11,262
Ingredion Inc.	40	5,228
		16,490
ENERGY - 7.9%
Helix Energy Solutions Group Inc. (c)	1,230	8,315
Patterson-UTI Energy Inc.	467	9,961
PBF Energy Inc. - Class A	303	7,210
Superior Energy Services Inc.	681	12,537
		38,023
FINANCIALS - 12.4%
American Financial Group Inc.	105	7,748
Astoria Financial Corp.	798	12,239
FirstMerit Corp.	465	9,419
Independent Bank Corp.	261	11,928
Janus Capital Group Inc.	846	11,771
Reinsurance Group of America Inc.	71	6,838
		59,943
HEALTH CARE - 10.8%
Alere Inc. (c)	111	4,618
Greatbatch Inc. (c)	386	11,923
Hill-Rom Holdings Inc.	237	11,962
Lifepoint Health Inc. (c)	182	11,917
Magellan Health Services Inc. (c)	183	12,056
		52,476
INDUSTRIALS - 20.0%
Aerojet Rocketdyne Holdings Inc. (c) (e)	682	12,474
Apogee Enterprises Inc.	162	7,490
Esterline Technologies Corp. (c)	168	10,435
GATX Corp. (e)	267	11,758
Kennametal Inc.	529	11,692
SkyWest Inc.	490	12,955
Spirit Aerosystems Holdings Inc. - Class A (c)	161	6,923
Steelcase Inc. - Class A	856	11,621
Terex Corp.	556	11,300
		96,648

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 14.0%
Belden Inc.	203	12,279
Benchmark Electronics Inc. (c)	564	11,929
CACI International Inc. - Class A (c)	52	4,656
ExlService Holdings Inc. (c)	140	7,322
Semtech Corp. (c)	409	9,754
SYNNEX Corp.	128	12,165
Teradyne Inc.	497	9,786
		67,891
MATERIALS - 7.1%
Allegheny Technologies Inc. (e)	379	4,835
Olin Corp. (e)	528	13,106
Reliance Steel & Aluminum Co.	115	8,820
Steel Dynamics Inc.	306	7,492
		34,253
UTILITIES - 2.6%
PNM Resources Inc.	358	12,695
Total Common Stocks (cost $468,946)		480,786

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 1.3%
JNL Money Market Fund, 0.26% (a) (h)	6,263	6,263

Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	29,518	29,518
Total Short Term Investments (cost $35,781)		35,781
Total Investments - 106.7% (cost $504,727)		516,567
Other Assets and Liabilities, Net - (6.7%)		(32,284)
Total Net Assets - 100.0%		$484,283

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	19.8%
Industrials	18.7
Information Technology	13.1
Financials	11.6
Health Care	10.2
Energy	7.4
Materials	6.6
Consumer Staples	3.2
Utilities	2.5
Short Term Investments	6.9
Total Investments	100.0%

JNL/PPM America Total Return Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.7%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (r)	$2,754	$2,836
4.95%, 01/15/23	1,411	1,534
3.20%, 06/15/28	3,086	3,191
American Express Credit Account Master Trust, 1.43%, 11/15/17	10,000	10,067
American Tower Trust I, 3.07%, 03/15/23 (r)	6,596	6,775
Capital One Multi-Asset Execution Trust, 0.90%, 04/15/19 (i)	5,714	5,724
CarMax Auto Owner Trust
1.24%, 02/15/18	4,605	4,618
0.97%, 04/15/19 (i)	5,800	5,801
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23 (r)	2,460	2,530
Ford Credit Auto Owner Trust
1.97%, 04/15/20	1,256	1,271
2.21%, 01/15/21	1,009	1,019
Ford Credit Floorplan Master Owner Trust
1.20%, 02/15/17	11,695	11,725
1.40%, 08/15/17	7,370	7,381
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.89%, 04/12/17 (i)	1,806	1,846
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (i) (r)	2,295	2,368
Morgan Stanley Capital I Trust REMIC, 6.10%, 07/11/17 (i)	3,389	3,516
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	1,232	1,254
SBA Tower Trust, 2.90%, 10/15/44 (r)	5,000	5,070
Other Securities		43,586
Total Non-U.S. Government Agency Asset- Backed Securities (cost $120,885)		122,112

CORPORATE BONDS AND NOTES - 48.6%
CONSUMER DISCRETIONARY - 4.4%
Charter Communications Operating LLC
6.38%, 10/23/35 (r)	2,635	3,122
6.83%, 10/23/55 (r)	3,550	4,224
General Motors Co.
5.00%, 04/01/35	3,125	3,114
6.25%, 10/02/43	1,285	1,428
Newell Rubbermaid Inc.
3.85%, 04/01/23 (e) (l)	1,456	1,545
4.20%, 04/01/26 (l)	598	649
5.38%, 04/01/36 (l)	1,270	1,469
5.50%, 04/01/46 (l)	1,317	1,568
NVR Inc., 3.95%, 09/15/22	4,573	4,847
Other Securities		23,956
		45,922
CONSUMER STAPLES - 2.6%
HJ Heinz Co.
3.95%, 07/15/25 (e) (r)	1,856	2,019
5.00%, 07/15/35 (r)	1,605	1,842
5.20%, 07/15/45 (r)	1,841	2,182
Kraft Heinz Foods Co., 4.38%, 06/01/46 (r)	4,895	5,180
Reynolds American Inc.
4.45%, 06/12/25	2,066	2,308
5.70%, 08/15/35	975	1,187
7.00%, 08/04/41	812	1,024
Other Securities		11,530
		27,272
ENERGY - 5.9%
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (r)	5,261	5,906
Chevron Corp.
2.10%, 05/16/21 (e)	4,500	4,589
2.95%, 05/16/26	3,845	3,970
Energy Transfer Partners LP
4.90%, 03/15/35	1,950	1,724
5.15%, 03/15/45	989	899
6.13%, 12/15/45	2,000	2,075
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,195
5.00%, 10/01/22	1,080	1,108
Other Securities		37,477
		60,943

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 20.4%
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	152	153
4.63%, 10/30/20	1,750	1,814
4.50%, 05/15/21	288	295
3.95%, 02/01/22 (e)	2,167	2,167
Ally Financial Inc., 5.75%, 11/20/25 (e)	4,750	4,762
American Tower Corp.
3.30%, 02/15/21	1,916	1,999
3.38%, 10/15/26 (e)	1,789	1,799
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,370	3,607
4.70%, 02/01/36	2,756	3,101
4.90%, 02/01/46	4,990	5,845
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,683	1,709
6.30% (callable at 100 beginning 03/10/26) (m)	3,174	3,361
6.50% (callable at 100 beginning 10/23/24) (e) (m)	1,567	1,669
3.30%, 01/11/23	3,428	3,529
4.20%, 08/26/24	2,057	2,127
3.95%, 04/21/25	1,067	1,085
Barclays Bank Plc
7.63%, 11/21/22	679	731
7.75%, 04/10/23 (i)	809	835
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (m) (v)	5,100	4,985
3.65%, 03/16/25	650	625
4.38%, 01/12/26	3,291	3,323
BMW US Capital LLC, 2.00%, 04/11/21 (e) (r)	6,683	6,770
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (e) (m)	655	645
6.13% (callable at 100 beginning 11/15/20) (e) (m)	1,629	1,653
6.25% (callable at 100 beginning 08/15/26) (e) (m)	3,542	3,648
4.05%, 07/30/22	1,325	1,401
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	4,048	4,068
6.50%, 08/08/23 (r)	6,386	6,677
3.63%, 09/09/24	1,000	1,033
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	660	621
Diamond 1 Finance Corp.
5.88%, 06/15/21 (e) (r)	1,053	1,079
5.45%, 06/15/23 (r)	2,682	2,781
7.13%, 06/15/24 (e) (r)	771	806
6.02%, 06/15/26 (r)	3,733	3,873
8.35%, 07/15/46 (r)	1,907	2,055
Five Corners Funding Trust, 4.42%, 11/15/23 (r)	5,136	5,545
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	2,751	2,721
4.25%, 10/21/25	2,071	2,143
6.75%, 10/01/37	1,500	1,851
5.15%, 05/22/45	2,631	2,742
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (e) (m) (v)	7,640	7,602
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,304
8.63%, 01/15/22	750	913
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	5,250	5,230
Morgan Stanley
2.38%, 07/23/19	3,946	4,011
4.88%, 11/01/22	4,381	4,798
4.10%, 05/22/23	3,360	3,494
3.88%, 04/29/24	5,121	5,484
4.00%, 07/23/25	1,223	1,310
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (e) (m) (v)	4,123	3,793
8.00% (callable at 100 beginning 08/10/25) (m) (v)	1,056	985
6.13%, 12/15/22	1,880	1,972
6.10%, 06/10/23	969	991
6.00%, 12/19/23	737	749
5.13%, 05/28/24	2,884	2,813
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f)	2,485	2,582
3.18%, 11/15/22 (f)	2,485	2,599
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (m)	2,149	2,291
4.48%, 01/16/24 (e)	355	389
4.30%, 07/22/27	1,004	1,084
4.90%, 11/17/45	579	634
Other Securities		54,334
		211,995
HEALTH CARE - 3.5%
HCA Inc.
3.75%, 03/15/19	3,169	3,280
4.25%, 10/15/19	2,064	2,152
Other Securities		31,576
		37,008
INDUSTRIALS - 3.1%
Bombardier Inc.
5.50%, 09/15/18 (e) (r)	829	821
4.75%, 04/15/19 (r)	2,502	2,389
7.50%, 03/15/25 (e) (r)	1,370	1,185
General Electric Co.
5.00% (callable at 100 beginning 01/21/21) (m)	11,616	12,342
3.50%, 10/02/18	4,600	4,736
International Lease Finance Corp.
6.75%, 09/01/16 (r)	1,100	1,105
7.13%, 09/01/18 (r)	1,000	1,098
Other Securities		8,512
		32,188
INFORMATION TECHNOLOGY - 2.2%
Oracle Corp.
2.40%, 09/15/23	3,750	3,768
3.85%, 07/15/36	4,300	4,314
Visa Inc.
2.80%, 12/14/22 (e)	1,785	1,883
4.15%, 12/14/35	253	286
4.30%, 12/14/45	2,761	3,186
Other Securities		9,488
		22,925
MATERIALS - 2.1%
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	5,321	4,656
5.40%, 11/14/34	5,148	4,093
Other Securities		12,763
		21,512

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications Inc.
4.27%, 01/15/36	2,592	2,650
4.86%, 08/21/46	2,052	2,241
5.01%, 08/21/54	2,973	3,157
4.67%, 03/15/55	2,618	2,645
Other Securities		2,559
		13,252
UTILITIES - 3.1%
Dynegy Inc., 6.75%, 11/01/19	1,010	1,013
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,500
4.10%, 06/01/22	1,679	1,861
2.95%, 04/01/25	4,550	4,737
Other Securities		22,348
		32,459
Total Corporate Bonds and Notes (cost $489,106)		505,476

VARIABLE RATE SENIOR LOAN INTERESTS - 3.3% (i)
CONSUMER DISCRETIONARY - 0.4%
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	963	960
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	578	578
Other Securities		2,689
		4,227
CONSUMER STAPLES - 0.3%
Other Securities		3,168

ENERGY - 0.3%
Other Securities		3,164

FINANCIALS - 0.1%
Other Securities		1,089

HEALTH CARE - 0.2%
Other Securities		2,268

INDUSTRIALS - 0.3%
Other Securities		3,085

MATERIALS - 0.5%
Arch Coal Inc. Term Loan B, 0.00%, 05/14/18 (c) (d) (q)	954	438
Other Securities		4,850
		5,288
TELECOMMUNICATION SERVICES - 0.4%
Other Securities		3,688

UTILITIES - 0.8%
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (z)	7,500	7,364
Other Securities		1,265
		8,629
Total Variable Rate Senior Loan Interests (cost $34,970)		34,606

GOVERNMENT AND AGENCY OBLIGATIONS - 33.3%
GOVERNMENT SECURITIES - 15.0%
Municipals - 0.2%
Other Securities		1,699

U.S. Treasury Securities - 14.8%
U.S. Treasury Bond
3.75%, 08/15/41	8,448	11,032
3.13%, 11/15/41	8,720	10,307
2.50%, 02/15/45	2,350	2,449
U.S. Treasury Note
1.63%, 04/30/19	8,650	8,872
1.50%, 05/31/19	6,468	6,615
1.63%, 06/30/19	5,822	5,978
1.38%, 02/29/20	2,110	2,150
1.38%, 04/30/20	14,600	14,878
1.50%, 05/31/20	3,600	3,684
2.00%, 11/15/21	1,031	1,081
2.00%, 02/15/22	15,111	15,832
1.75%, 05/15/22	14,835	15,333
1.63%, 05/31/23	18,000	18,410
2.75%, 02/15/24	21,579	23,826
2.50%, 05/15/24	9,050	9,833
2.25%, 11/15/25	4,000	4,270
		154,550
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.3%
Federal Home Loan Mortgage Corp. - 3.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30	4,117	4,322
5.00%, 02/01/38	598	664
5.00%, 03/01/38	652	722
5.00%, 05/01/38	489	540
4.00%, 05/01/39	1,537	1,649
5.00%, 11/01/41	2,026	2,238
4.50%, 03/01/42	4,320	4,745
3.50%, 04/01/42	902	958
3.50%, 05/01/42	2,849	3,029
3.50%, 06/01/42	1,014	1,077
3.00%, 02/01/43	1,697	1,763
4.00%, 03/01/43	1,738	1,895
4.50%, 10/01/43	1,006	1,098
4.00%, 07/01/44	2,129	2,278
4.00%, 12/01/44	1,376	1,473
3.00%, 07/01/45	7,989	8,309
4.00%, 02/01/46	3,785	4,053
		40,813
Federal National Mortgage Association - 9.7%
Federal National Mortgage Association
2.50%, 01/01/28	753	782
2.50%, 05/01/28	898	941
3.00%, 05/01/30	3,493	3,664
2.50%, 08/15/31, TBA (g)	7,743	7,999
5.50%, 03/01/35	287	326
5.00%, 06/01/35	2,181	2,433
5.50%, 11/01/35	751	853
5.50%, 02/01/37	407	458
5.50%, 08/01/38	735	836
4.50%, 08/01/40	5,211	5,699
4.50%, 08/01/40	2,714	2,974
4.50%, 11/01/40	442	484
4.50%, 02/01/41	348	382
3.50%, 01/01/42	1,416	1,524
4.00%, 03/01/42	4,305	4,656
5.00%, 05/01/42	1,799	2,001
3.50%, 09/01/42	672	699
3.50%, 11/01/42	911	976
3.50%, 11/01/42	1,718	1,821
3.00%, 01/01/43	926	963
3.00%, 03/01/43	1,126	1,171
3.00%, 05/01/43	10,841	11,300
4.50%, 03/01/44	975	1,064
4.00%, 04/01/44	1,512	1,620
4.50%, 08/01/44	148	161
4.00%, 12/01/44	572	614
4.00%, 01/01/45	894	959

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.08%, 04/01/45 (i)	2,731	2,854
4.00%, 04/01/45	5,036	5,400
4.00%, 06/01/45	5,534	5,941
3.50%, 07/01/45	4,123	4,352
3.50%, 12/01/45	5,871	6,199
4.00%, 12/01/45	1,399	1,500
3.50%, 01/01/46	6,426	6,784
4.00%, 07/15/46, TBA (g)	4,893	5,245
4.50%, 07/15/46, TBA (g)	687	750
3.00%, 08/15/46, TBA (g)	3,919	4,059
		100,444
Government National Mortgage Association - 4.7%
Government National Mortgage Association
5.00%, 08/20/41	1,074	1,195
3.50%, 08/20/42	8,192	8,729
5.00%, 01/20/43	486	530
2.50%, 05/20/43 (i)	1,380	1,423
3.00%, 05/20/43	1,342	1,407
3.50%, 06/20/43	1,742	1,856
4.00%, 05/20/44	3,748	4,066
3.00%, 07/20/45	12,934	13,535
4.50%, 08/20/45	1,723	1,850
3.00%, 08/15/46, TBA (g)	4,174	4,354
3.50%, 08/15/46, TBA (g)	9,111	9,656
		48,601
Total Government and Agency Obligations (cost $333,621)		346,107

PREFERRED STOCKS - 0.4%
ENERGY - 0.1%
Other Securities		1,193

FINANCIALS - 0.3%
Other Securities		2,872
Total Preferred Stocks (cost $3,894)		4,065

SHORT TERM INVESTMENTS - 9.0%
Investment Company- 5.7%
JNL Money Market Fund, 0.26% (a) (h)	59,007	59,007

Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	34,336	34,336
Total Short Term Investments (cost $93,343)		93,343
Total Investments - 106.3% (cost $1,075,819)		1,105,709
Other Assets and Liabilities, Net - (6.3%)		(65,307)
Total Net Assets - 100.0%		$1,040,402

Portfolio Composition:	Percentage of Total Investments
Financials	19.5%
U.S. Government Agency MBS	17.2
Government Securities	14.1
Non-U.S. Government Agency ABS	11.1
Energy	5.9
Consumer Discretionary	4.5
Utilities	3.7
Health Care	3.6
Industrials	3.2
Consumer Staples	2.8
Materials	2.4
Information Technology	2.1
Telecommunication Services	1.5
Short Term Investments	8.4
Total Investments	100.0%

JNL/PPM America Value Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 13.0%
Best Buy Co. Inc.	79	$2,414
Comcast Corp. - Class A	53	3,468
General Motors Co.	131	3,699
Macy’s Inc.	118	3,959
Newell Brands Inc.	33	1,608
Royal Caribbean Cruises Ltd.	32	2,156
Viacom Inc. - Class B	95	3,923
		21,227
CONSUMER STAPLES - 3.5%
Altria Group Inc.	26	1,786
Archer-Daniels-Midland Co.	91	3,920
		5,706
ENERGY - 13.7%
Apache Corp.	66	3,658
Chevron Corp.	40	4,204
Diamond Offshore Drilling Inc. (e)	119	2,900
Halliburton Co.	77	3,483
National Oilwell Varco Inc.	64	2,157
Occidental Petroleum Corp.	54	4,110
Patterson-UTI Energy Inc.	84	1,795
		22,307
FINANCIALS - 24.7%
Allstate Corp.	60	4,218
Bank of America Corp.	221	2,935
Goldman Sachs Group Inc.	26	3,789
Hartford Financial Services Group Inc.	93	4,105
JPMorgan Chase & Co.	64	3,977
Lincoln National Corp.	92	3,547
Morgan Stanley	152	3,939
PNC Financial Services Group Inc.	41	3,321
Travelers Cos. Inc.	33	3,928
U.S. Bancorp	67	2,682
Wells Fargo & Co.	82	3,886
		40,327
HEALTH CARE - 12.8%
AbbVie Inc.	58	3,560
CIGNA Corp.	32	4,121
Gilead Sciences Inc.	49	4,054
Medtronic Plc	19	1,675
Merck & Co. Inc.	55	3,186
Pfizer Inc.	122	4,299
		20,895
INDUSTRIALS - 9.0%
Caterpillar Inc.	56	4,207
Delta Air Lines Inc.	70	2,543
Lockheed Martin Corp.	8	2,060
Spirit Aerosystems Holdings Inc. - Class A (c)	49	2,124
Terex Corp.	64	1,290
Textron Inc.	65	2,365
		14,589
INFORMATION TECHNOLOGY - 14.5%
Apple Inc.	24	2,314
Applied Materials Inc.	102	2,452
Avnet Inc.	49	1,993
Cisco Systems Inc.	145	4,169
HP Inc.	190	2,381
Intel Corp.	95	3,109
International Business Machines Corp.	26	4,007

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Microsoft Corp.	63	3,208
		23,633
MATERIALS - 3.6%
Allegheny Technologies Inc. (e)	104	1,331
Ashland Inc.	14	1,641
Nucor Corp.	57	2,812
		5,784
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	104	4,481

UTILITIES - 1.9%
Edison International	40	3,091
Total Common Stocks (cost $153,336)		162,040

SHORT TERM INVESTMENTS - 3.1%
Investment Company - 0.5%
JNL Money Market Fund, 0.26% (a) (h)	804	804

Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	4,285	4,285
Total Short Term Investments (cost $5,089)		5,089
Total Investments - 102.6% (cost $158,425)		167,129
Other Assets and Liabilities, Net - (2.6%)		(4,161)
Total Net Assets - 100.0%		$162,968

Portfolio Composition:	Percentage of Total Investments
Financials	24.1%
Information Technology	14.1
Energy	13.4
Consumer Discretionary	12.7
Health Care	12.5
Industrials	8.7
Materials	3.5
Consumer Staples	3.4
Telecommunication Services	2.7
Utilities	1.9
Short Term Investments	3.0
Total Investments	100.0%

JNL/Red Rocks Listed Private Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 97.6%
DIVERSIFIED — 14.4%
Holding Companies - Diversified - 11.9%
Ackermans & van Haaren NV (e)	170	$20,879
Remgro Ltd.	379	6,580
Schouw & Co.	286	15,878
Wendel SA (e)	134	13,829
		57,166
Diversified Operations - 2.5%
Liberty Media Group - Class A (c) (e)	37	713
Liberty SiriusXM Group - Class A (c)	172	5,381
Liberty Ventures - Class A (c)	158	5,862
		11,956
FINANCIALS - 73.1%
Closed - End Funds - 11.6%
HBM Healthcare Investments AG - Class A	137	13,126
HgCapital Trust Plc	956	15,230
ICG Enterprise Trust Plc	208	1,539
Oakley Capital Investments Ltd. (c)	3,173	5,197
Princess Private Equity Holding Ltd.	27	218
SVG Capital Plc (c)	2,915	20,133
		55,443
Diversified Financial Services - 9.8%
Alleghany Corp. (c)	29	15,686
Blackstone Group LP	784	19,251
FNFV Group (c)	571	6,554
Intermediate Capital Group Plc	393	2,573
KKR & Co. LP	239	2,949
		47,013
Investment Companies - 32.1%
3i Group Plc	3,133	22,987
Altamir	219	2,447
Apax Global Alpha Ltd.	5,502	8,478
Ares Capital Corp. (e)	649	9,221
Aurelius SE and Co. KGAA	579	34,049
Eurazeo	250	14,842
Grand Parade Investments Ltd.	8,417	2,000
Hosken Consolidated Investments Ltd.	805	6,568
Investor AB	601	20,185
Kinnevik AB - Class B	202	4,819
mutares AG	197	2,846
Oaktree Capital Group LLC - Class A	92	4,121
Onex Corp.	343	20,975
		153,538
Real Estate - 6.3%
Brookfield Asset Management Inc. - Class A	717	23,703
Brookfield Infrastructure Partners LP	138	6,241
		29,944
Venture Capital - 13.3%
Castle Private Equity Ltd. (c)	327	5,219
Electra Private Equity Plc (e)	264	12,801
HarbourVest Global Private Equity Ltd. (c)	1,830	21,782
Ratos AB	776	3,788
Riverstone Energy Ltd. (c)	842	10,031
Standard Life European Private Equity Trust Plc	3,219	9,643
		63,264
INDUSTRIALS - 8.2%
Holding Companies - Diversified - 1.1%
Bollore SA (e)	1,488	5,011

Investment Companies - 1.4%
Indus Holding AG	149	6,921

Miscellaneous Manufacturers - 5.7%
Brookfield Business Partners LP (c) (e)	15	278
Danaher Corp.	208	20,951
Macquarie Infrastructure Co. LLC	81	6,026
		27,255
INFORMATION TECHNOLOGY - 1.9%
IAC/InterActiveCorp.	161	9,072
Total Common Stocks (cost $441,794)		466,583

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 1.0%
JNL Money Market Fund, 0.26% (a) (h)	4,670	4,670

Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	25,780	25,780
Total Short Term Investments (cost $30,450)		30,450
Total Investments - 104.0% (cost $472,244)		497,033
Other Assets and Liabilities, Net - (4.0%)		(19,345)
Total Net Assets - 100.0%		$477,688

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	70.3%
Diversified	13.9
Industrials	7.9
Information Technology	1.8
Short Term Investments	6.1
Total Investments	100.0%

JNL/S&P Competitive Advantage Fund

	Shares/Par †	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 40.0%
Bed Bath & Beyond Inc.	1,826	$78,930
Chipotle Mexican Grill Inc. - Class A (c) (e)	236	95,141
Delphi Automotive Plc	1,133	70,925
Gap Inc. (e)	3,725	79,042
H&R Block Inc. (e)	1,357	31,208
Michael Kors Holdings Ltd. (c)	2,314	114,518
Nordstrom Inc. (e)	2,431	92,509
O’Reilly Automotive Inc. (c)	377	102,295
Ross Stores Inc.	1,914	108,526
Starbucks Corp.	2,230	127,382
TJX Cos. Inc.	1,939	149,761
Tractor Supply Co.	557	50,803
		1,101,040
CONSUMER STAPLES - 3.9%
Estee Lauder Cos. Inc. - Class A	1,184	107,734

FINANCIALS - 1.7%
T. Rowe Price Group Inc.	654	47,704

HEALTH CARE - 3.9%
Gilead Sciences Inc.	1,292	107,782

INDUSTRIALS - 23.8%
Boeing Co. (e)	941	122,240
C.H. Robinson Worldwide Inc.	738	54,818
Delta Air Lines Inc.	2,947	107,349
Fastenal Co. (e)	1,227	54,457
JB Hunt Transport Services Inc.	636	51,495
Robert Half International Inc.	973	37,119
Southwest Airlines Co.	2,984	117,001
WW Grainger Inc. (e)	496	112,828
		657,307
INFORMATION TECHNOLOGY - 22.6%
Apple Inc.	1,157	110,634
F5 Networks Inc. (c)	967	110,046
International Business Machines Corp.	982	149,041
Linear Technology Corp.	1,089	50,665
Paychex Inc.	918	54,601
Texas Instruments Inc.	2,356	147,575
		622,562
MATERIALS - 3.9%
LyondellBasell Industries NV - Class A	1,429	106,329
Total Common Stocks (cost $2,927,872)		2,750,458

SHORT TERM INVESTMENTS - 13.5%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (a) (h)	1,464	1,464

Securities Lending Collateral - 13.4%
Repurchase Agreement with MLP, 0.60% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 05/23/16, due 08/22/16 at $45,068 (q)	45,000	45,000
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	323,025	323,025
		368,025
Total Short Term Investments (cost $369,489)		369,489
Total Investments - 113.3% (cost $3,297,361)		3,119,947
Other Assets and Liabilities, Net - (13.3%)		(365,046)
Total Net Assets - 100.0%		$2,754,901

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	35.3%
Industrials	21.1
Information Technology	20.0
Health Care	3.5
Consumer Staples	3.4
Materials	3.4
Financials	1.5
Short Term Investments	11.8
Total Investments	100.0%

JNL/S&P Dividend Income & Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 11.0%
Macy’s Inc.	4,857	$163,232
McDonald’s Corp.	1,662	199,994
Target Corp.	2,624	183,208
		546,434
CONSUMER STAPLES - 13.6%
Altria Group Inc.	3,294	227,179
Procter & Gamble Co.	2,535	214,659
Wal-Mart Stores Inc.	3,225	235,492
		677,330
ENERGY - 8.1%
Chevron Corp.	2,078	217,811
Helmerich & Payne Inc. (e)	1,547	103,851
National Oilwell Varco Inc. (e)	2,405	80,923
		402,585
FINANCIALS - 4.4%
Kimco Realty Corp.	1,707	53,570
People’s United Financial Inc. (e)	2,692	39,461
Realty Income Corp. (e)	1,818	126,072
		219,103
HEALTH CARE - 12.4%
Eli Lilly & Co.	2,313	182,139
Johnson & Johnson	1,874	227,348
Merck & Co. Inc.	3,579	206,193
		615,680
INDUSTRIALS - 9.8%
Caterpillar Inc. (e)	2,627	199,123
Cummins Inc.	1,339	150,609
Emerson Electric Co.	2,705	141,072
		490,804

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 12.3%
Cisco Systems Inc.	6,962	199,745
International Business Machines Corp. (e)	1,361	206,546
QUALCOMM Inc.	3,889	208,318
		614,609
MATERIALS - 8.7%
Air Products & Chemicals Inc.	655	92,995
Monsanto Co.	1,994	206,179
Praxair Inc.	1,199	134,755
		433,929
TELECOMMUNICATION SERVICES - 11.5%
AT&T Inc. (e)	5,636	243,534
CenturyLink Inc. (e)	3,317	96,216
Verizon Communications Inc. (e)	4,175	233,139
		572,889
UTILITIES - 7.6%
Consolidated Edison Inc.	1,451	116,742
PPL Corp.	2,636	99,501
Southern Co.	3,018	161,871
		378,114
Total Common Stocks (cost $4,480,034)		4,951,477

SHORT TERM INVESTMENTS - 6.3%
Investment Company - 0.2%
JNL Money Market Fund, 0.26% (a) (h)	8,017	8,017

Securities Lending Collateral - 6.1%
Repurchase Agreement with MLP, 0.60% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 05/23/16, due 08/22/16 at $90,137 (q)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	216,620	216,620
		306,620
Total Short Term Investments (cost $314,637)		314,637
Total Investments - 105.7% (cost $4,794,671)		5,266,114
Other Assets and Liabilities, Net - (5.7%)		(284,913)
Total Net Assets - 100.0%		$4,981,201

Portfolio Composition:	Percentage of Total Investments
Consumer Staples	12.9%
Health Care	11.7
Information Technology	11.7
Telecommunication Services	10.9
Consumer Discretionary	10.4
Industrials	9.3
Materials	8.2
Energy	7.6
Utilities	7.2
Financials	4.1
Short Term Investments	6.0
Total Investments	100.0%

JNL/S&P International 5 Fund *

	Shares/Par †	Value
COMMON STOCKS - 99.5%
AUSTRALIA - 7.1%
Other Securities		8,923

BELGIUM - 0.4%
Other Securities		484

CANADA - 9.4%
Barrick Gold Corp.	67	1,430
Kinross Gold Corp. (c)	194	954
Manulife Financial Corp.	69	937
Rogers Communications Inc.	25	992
Sun Life Financial Inc.	30	986
Teck Resources Ltd. (e)	159	2,091
Other Securities		4,298
		11,688
DENMARK - 0.8%
Danske Bank A/S	36	958

FINLAND - 2.6%
Fortum Oyj	75	1,209
Kone Oyj - Class B	22	1,024
Nokian Renkaat Oyj	28	988
		3,221
FRANCE - 9.0%
AXA SA	45	889
BNP Paribas SA	21	943
Klepierre	24	1,054
Orange SA	58	939
Publicis Groupe SA	16	1,082
Sanofi SA	12	1,029
Societe Generale SA	29	892
Unibail-Rodamco SE	4	1,038
Vinci SA	14	1,016
Other Securities		2,347
		11,229
GERMANY - 3.0%
Allianz SE	7	945
Siemens AG	11	1,085
Other Securities		1,746
		3,776
HONG KONG - 3.1%
Other Securities		3,843

ISRAEL - 0.6%
Other Securities		802

ITALY - 4.4%
CNH Industrial NV	153	1,110
Enel SpA	248	1,103
Snam Rete Gas SpA	183	1,097
Tenaris SA	93	1,345
Other Securities		843
		5,498
JAPAN - 23.2%
Asahi Kasei Corp.	129	898
Komatsu Ltd.	54	929
Mitsubishi Heavy Industries Ltd.	230	925
Nippon Steel Corp.	46	896
Sojitz Corp.	420	995
Sumitomo Mitsui Financial Group Inc. (e)	30	852
Sumitomo Mitsui Trust Holdings Inc.	284	924
Other Securities		22,546
		28,965
LUXEMBOURG - 0.3%
Other Securities		364

NETHERLANDS - 3.0%
Koninklijke Ahold NV	45	1,002

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Unilever NV - CVA	23	1,080
Other Securities		1,658
		3,740
NEW ZEALAND - 0.4%
Other Securities		547

NORWAY - 0.9%
Telenor ASA	67	1,107

PORTUGAL - 1.4%
Other Securities		1,737

SINGAPORE - 2.2%
Other Securities		2,805

SOUTH KOREA - 2.5%
Other Securities		3,076

SPAIN - 1.7%
Ferrovial SA	53	1,033
Gas Natural SDG SA	56	1,122
		2,155
SWEDEN - 5.5%
Alfa Laval AB	64	1,006
Atlas Copco AB - Class A	44	1,144
Atlas Copco AB - Class B	32	759
Sandvik AB	109	1,096
Swedish Match AB	28	974
Telia Co. AB	216	1,022
Other Securities		848
		6,849
SWITZERLAND - 3.0%
ABB Ltd.	56	1,111
Swiss Re AG	11	978
Other Securities		1,614
		3,703
UNITED KINGDOM - 14.4%
Carnival Plc	20	901
Centrica Plc	342	1,033
Experian Plc	61	1,157
HSBC Holdings Plc	154	957
Imperial Brands Plc	19	1,035
Mondi Plc	51	946
Unilever Plc	23	1,113
WPP Plc	47	990
Other Securities		9,878
		18,010
UNITED STATES OF AMERICA - 0.6%
Other Securities		787
Total Common Stocks (cost $130,298)		124,267

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (a) (h)	123	123

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	6,488	6,488
Total Short Term Investments (cost $6,611)		6,611
Total Investments - 104.8% (cost $136,909)		130,878
Other Assets and Liabilities, Net - (4.8%)		(5,970)
Total Net Assets - 100.0%		$124,908

Portfolio Composition:	Percentage of Total Investments
Financials	29.9%
Industrials	19.1
Consumer Discretionary	13.7
Materials	7.9
Utilities	5.9
Consumer Staples	5.3
Telecommunication Services	4.9
Information Technology	4.2
Energy	2.6
Health Care	1.4
Short Term Investments	5.1
Total Investments	100.0%

JNL/S&P Intrinsic Value Fund

	Shares/Par †	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 36.8%
Best Buy Co. Inc.	2,919	$89,309
Fossil Group Inc. (c) (e)	2,404	68,583
GameStop Corp. - Class A (e)	2,649	70,409
Gap Inc. (e)	3,449	73,187
Harley-Davidson Inc. (e)	1,896	85,901
Kohl’s Corp.	2,288	86,749
Macy’s Inc.	2,769	93,059
Nordstrom Inc. (e)	1,915	72,877
Omnicom Group Inc.	1,249	101,749
Target Corp.	1,486	103,734
Viacom Inc. - Class B	2,173	90,120
		935,677
CONSUMER STAPLES - 5.7%
Tyson Foods Inc. - Class A	2,154	143,895

ENERGY - 3.0%
Valero Energy Corp.	1,506	76,814

HEALTH CARE - 10.4%
AmerisourceBergen Corp.	941	74,628
Gilead Sciences Inc.	1,017	84,865
McKesson Corp.	569	106,218
		265,711
INDUSTRIALS - 7.5%
Boeing Co.	740	96,132
L-3 Communications Holdings Inc.	376	55,172
Pitney Bowes Inc.	2,152	38,311
		189,615
INFORMATION TECHNOLOGY - 22.2%
Apple Inc.	911	87,108
eBay Inc. (c)	3,638	85,159
HP Inc.	8,593	107,844
International Business Machines Corp.	773	117,285
NetApp Inc.	1,497	36,823
Western Union Co.	2,442	46,836
Xerox Corp.	8,760	83,129
		564,184
MATERIALS - 3.0%
Mosaic Co.	2,932	76,759

TELECOMMUNICATION SERVICES - 9.1%
CenturyLink Inc.	3,430	99,518
Verizon Communications Inc.	2,379	132,828
		232,346

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UTILITIES - 2.2%
NRG Energy Inc.	3,754	56,279
Total Common Stocks (cost $2,835,145)		2,541,280

SHORT TERM INVESTMENTS - 11.8%
Securities Lending Collateral - 11.8%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	301,995	301,995
Total Short Term Investments (cost $301,995)		301,995
Total Investments - 111.7% (cost $3,137,140)		2,843,275
Other Assets and Liabilities, Net - (11.7%)		(298,869)
Total Net Assets - 100.0%		$2,544,406

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	32.9%
Information Technology	19.8
Health Care	9.3
Telecommunication Services	8.2
Industrials	6.7
Consumer Staples	5.1
Energy	2.7
Materials	2.7
Utilities	2.0
Short Term Investments	10.6
Total Investments	100.0%

JNL/S&P Mid 3 Fund

	Shares/Par †	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 31.3%
AMC Networks Inc. - Class A (c)	96	$5,790
Big Lots Inc. (e)	283	14,162
Brinker International Inc. (e)	209	9,505
Buffalo Wild Wings Inc. (c) (e)	27	3,809
Cheesecake Factory Inc.	80	3,847
Chico’s FAS Inc.	1,180	12,640
Dick’s Sporting Goods Inc.	93	4,186
Domino’s Pizza Inc.	27	3,566
Dunkin’ Brands Group Inc.	78	3,382
Fossil Group Inc. (c) (e)	77	2,196
GameStop Corp. - Class A (e)	137	3,640
Panera Bread Co. - Class A (c) (e)	17	3,694
Polaris Industries Inc. (e)	47	3,832
Service Corp. International	154	4,152
Texas Roadhouse Inc.	89	4,055
Thor Industries Inc.	52	3,350
Tupperware Brands Corp. (e)	72	4,068
Williams-Sonoma Inc.	144	7,529
		97,403
CONSUMER STAPLES - 1.2%
Sprouts Farmers Market Inc. (c) (e)	161	3,686

ENERGY - 10.8%
Denbury Resources Inc. (e)	2,765	9,927
HollyFrontier Corp.	107	2,538
Noble Corp. Plc	434	3,572
Oceaneering International Inc.	437	13,037
Western Refining Inc. (e)	135	2,794
World Fuel Services Corp.	41	1,950
		33,818
FINANCIALS - 9.3%
Care Capital Properties Inc.	44	1,142
Corrections Corp. of America	56	1,967
Federated Investors Inc. - Class B (e)	52	1,498
First American Financial Corp.	49	1,985
Hospitality Properties Trust	195	5,603
Janus Capital Group Inc.	174	2,423
LaSalle Hotel Properties	148	3,497
Reinsurance Group of America Inc.	24	2,303
Taubman Centers Inc.	45	3,319
Waddell & Reed Financial Inc. (e)	135	2,329
WR Berkley Corp.	46	2,776
		28,842
HEALTH CARE - 5.4%
Amsurg Corp. (c)	82	6,352
Lifepoint Health Inc. (c)	40	2,606
ResMed Inc.	67	4,266
United Therapeutics Corp. (c)	33	3,545
		16,769
INDUSTRIALS - 19.1%
AO Smith Corp.	48	4,266
Carlisle Cos. Inc.	59	6,237
Copart Inc. (c) (e)	96	4,688
Curtiss-Wright Corp.	23	1,911
Deluxe Corp.	33	2,182
Graco Inc.	28	2,236
Huntington Ingalls Industries Inc.	66	11,076
Kennametal Inc.	108	2,387
Landstar System Inc.	74	5,056
Lincoln Electric Holdings Inc.	122	7,211
Manpower Inc.	47	3,000
MSC Industrial Direct Co. - Class A	53	3,752
Nordson Corp.	31	2,587
NOW Inc. (c)	97	1,759
Woodward Governor Co.	18	1,021
		59,369
INFORMATION TECHNOLOGY - 14.6%
Cadence Design Systems Inc. (c)	161	3,917
CDK Global Inc.	80	4,464
Computer Sciences Corp.	206	10,204
CoreLogic Inc. (c)	30	1,169
Gartner Inc. (c)	44	4,269
IPG Photonics Corp. (c)	39	3,115
Leidos Holdings Inc.	53	2,560
NCR Corp. (c)	198	5,510
NeuStar Inc. - Class A (c) (e)	38	899
Rackspace Hosting Inc. (c) (e)	159	3,325
Teradyne Inc.	309	6,090
		45,522
MATERIALS - 8.2%
Cabot Corp.	41	1,885
Greif Inc. - Class A (e)	32	1,177
Packaging Corp. of America	223	14,903
PolyOne Corp.	35	1,245
Reliance Steel & Aluminum Co.	52	4,001
Worthington Industries Inc.	57	2,424
		25,635
Total Common Stocks (cost $311,810)		311,044

SHORT TERM INVESTMENTS - 5.2%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (a) (h)	116	116

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	15,883	15,883
Total Short Term Investments (cost $15,999)		15,999
Total Investments - 105.1% (cost $327,809)		327,043
Other Assets and Liabilities, Net - (5.1%)		(15,798)
Total Net Assets - 100.0%		$311,245

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	29.8%
Industrials	18.2
Information Technology	13.9
Energy	10.4
Financials	8.8
Materials	7.8
Health Care	5.1
Consumer Staples	1.1
Short Term Investments	4.9
Total Investments	100.0%

JNL/S&P Total Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 26.0%
Bed Bath & Beyond Inc.	1,670	$72,162
Darden Restaurants Inc. (e)	926	58,638
Gap Inc. (e)	3,404	72,242
Kohl’s Corp.	1,931	73,234
Macy’s Inc.	2,336	78,502
Nordstrom Inc. (e)	1,616	61,494
Twenty-First Century Fox Inc. - Class A	3,093	83,672
Viacom Inc. - Class B	1,828	75,818
		575,762
CONSUMER STAPLES - 10.3%
Archer-Daniels-Midland Co.	2,502	107,297
Tyson Foods Inc. - Class A	1,826	121,968
		229,265
ENERGY - 6.2%
Diamond Offshore Drilling Inc. (e)	2,298	55,901
National Oilwell Varco Inc. (e)	2,438	82,046
		137,947
FINANCIALS - 8.1%
Allstate Corp.	1,454	101,742
American Express Co.	1,271	77,216
		178,958
INDUSTRIALS - 24.5%
Dover Corp.	790	54,737
General Electric Co.	3,049	95,975
Jacobs Engineering Group Inc. (c)	1,181	58,807
L-3 Communications Holdings Inc.	426	62,461
Northrop Grumman Systems Corp.	490	108,889
Pitney Bowes Inc.	2,412	42,930
Quanta Services Inc. (c)	2,358	54,513
Waste Management Inc.	967	64,088
		542,400
INFORMATION TECHNOLOGY - 16.9%
Corning Inc.	4,873	99,806
International Business Machines Corp.	655	99,376
NetApp Inc.	1,698	41,765
Western Union Co. (e)	2,757	52,870
Xerox Corp.	8,654	82,128
		375,945
MATERIALS - 3.4%
Mosaic Co.	2,877	75,326

TELECOMMUNICATION SERVICES - 4.4%
CenturyLink Inc.	3,390	98,345
Total Common Stocks (cost $2,286,805)		2,213,948
SHORT TERM INVESTMENTS - 6.4%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (a) (h)	1,285	1,285

Securities Lending Collateral - 6.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	139,408	139,408
Total Short Term Investments (cost $140,693)		140,693
Total Investments - 106.2% (cost $2,427,498)		2,354,641
Other Assets and Liabilities, Net - (6.2%)		(136,594)
Total Net Assets - 100.0%		$2,218,047

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	24.4%
Industrials	23.0
Information Technology	16.0
Consumer Staples	9.7
Financials	7.6
Energy	5.9
Telecommunication Services	4.2
Materials	3.2
Short Term Investments	6.0
Total Investments	100.0%

JNL/Scout Unconstrained Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.3%
Bank of The West Auto Trust, 1.09%, 10/15/17 (r)	$7,950	$7,948
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	8,097	8,182
Countrywide Asset-Backed Certificates REMIC, 0.70%, 05/25/37 (i)	1,015	980
GreenPoint Mortgage Funding Trust REMIC, 1.05%, 09/25/34 (i)	1,360	1,301
Hertz Vehicle Financing LLC
1.12%, 08/25/16 (r)	1,860	1,860
2.02%, 09/25/18 (r)	6,155	6,170
Home Equity Loan Trust REMIC, 5.50%, 11/25/27 (i)	2,454	1,505
Honda Auto Receivables Owner Trust, 0.88%, 07/15/17	3,338	3,337
MSCC Heloc Trust REMIC, 0.55%, 12/25/31 (i)	1,510	1,494
Nissan Auto Receivables Owner Trust, 0.84%, 10/15/16	987	987
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	5,376	6,156
Total Non-U.S. Government Agency Asset-Backed Securities (cost $40,046)		39,920

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 17.8%
ENERGY - 6.6%
Anadarko Petroleum Corp.
6.45%, 09/15/36	4,390	5,017
4.50%, 07/15/44	6,485	5,960
Devon Energy Corp., 5.85%, 12/15/25 (e)	2,220	2,450
Energy Transfer Partners LP, 4.05%, 03/15/25	10,230	10,088
Ensco Plc
4.70%, 03/15/21 (e)	8,580	7,129
5.75%, 10/01/44	5,675	3,405
Marathon Oil Corp., 3.85%, 06/01/25 (e)	6,435	5,915
Noble Holding International Ltd.
3.95%, 03/15/22	1,250	870
6.95%, 04/01/25 (e) (l)	1,195	953
Petroleos de Venezuela SA
6.00%, 11/15/26 (r)	5,000	1,744
6.00%, 11/15/26	15,670	5,464
5.38%, 04/12/27	6,400	2,232
Petroleos Mexicanos
3.50%, 07/23/20	3,175	3,172
4.50%, 01/23/26 (e)	4,085	3,932
6.88%, 08/04/26 (r)	2,325	2,599
5.63%, 01/23/46	5,390	4,913
Plains All American Pipeline LP, 4.65%, 10/15/25 (e)	3,450	3,485
Transocean Inc., 6.80%, 03/15/38	6,960	4,541
Williams Partners LP, 4.00%, 09/15/25	7,400	6,791
		80,660
FINANCIALS - 9.8%
Ally Financial Inc.
3.60%, 05/21/18	7,575	7,594
3.25%, 11/05/18	7,550	7,541
American Express Credit Corp., 2.60%, 09/14/20	6,105	6,306
Bank of America Corp., 2.60%, 01/15/19	5,590	5,720
Bank of America NA
1.75%, 06/05/18	8,040	8,094
2.05%, 12/07/18	1,795	1,821
Capital One NA
1.65%, 02/05/18	3,775	3,778
2.35%, 08/17/18	5,750	5,832
Citigroup Inc., 1.80%, 02/05/18	9,374	9,415
Credit Suisse
1.75%, 01/29/18	1,780	1,781
1.70%, 04/27/18	7,425	7,433
Daimler Finance North America LLC, 2.00%, 08/03/18 (r)	4,640	4,700
Ford Motor Credit Co. LLC
2.88%, 10/01/18	9,580	9,828
2.55%, 10/05/18	4,445	4,527
2.94%, 01/08/19	7,425	7,641
Goldman Sachs Group Inc., 2.75%, 09/15/20	1,795	1,832
JPMorgan Chase & Co., 2.75%, 06/23/20	4,825	4,972
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	6,405	6,412
New York Life Global Funding, 1.45%, 12/15/17 (r)	2,225	2,240
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	3,525	3,578
UBS AG, 1.80%, 03/26/18	8,475	8,556
		119,601
HEALTH CARE - 0.3%
UnitedHealth Group Inc., 1.90%, 07/16/18	3,800	3,861

INDUSTRIALS - 0.1%
CNH Industrial Capital LLC, 3.88%, 07/16/18	1,150	1,156

TELECOMMUNICATION SERVICES - 0.6%
Verizon Communications Inc., 1.35%, 06/09/17	6,700	6,718

UTILITIES - 0.4%
Ipalco Enterprises Inc., 5.00%, 05/01/18	5,050	5,277
Total Corporate Bonds and Notes (cost $210,352)		217,273

GOVERNMENT AND AGENCY OBLIGATIONS - 62.7%
GOVERNMENT SECURITIES - 53.8%
U.S. Treasury Securities - 53.8%
U.S. Treasury Note
1.00%, 08/31/16	12,000	12,014
0.50%, 09/30/16	227,500	227,585
0.38%, 10/31/16	184,325	184,352
0.88%, 11/30/16 - 03/31/18	128,305	128,668
1.63%, 05/15/26	101,850	103,155
		655,774
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.9%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp. REMIC
1.66%, 11/25/16	7,752	7,753
1.12%, 02/25/23 (i)	19,363	19,442
1.02%, 03/25/23 (i)	7,225	7,216
		34,411
Federal National Mortgage Association - 6.1%
Federal National Mortgage Association
2.50%, 05/01/23	2,720	2,823
REMIC, 1.11%, 02/25/17	5,307	5,312
REMIC, 1.46%, 04/25/17	3,264	3,271
REMIC, 0.75%, 12/25/17 (i)	838	838
REMIC, 1.23%, 03/26/18	9,481	9,494
REMIC, 1.82%, 06/25/18	10,616	10,755
REMIC, 4.50%, 09/25/18	8,465	8,688
REMIC, 0.85%, 01/25/19	9,593	9,593
REMIC, 1.16%, 06/25/19	17,100	17,159
REMIC, 1.37%, 07/25/19	5,057	5,092
REMIC, 0.86%, 09/25/19	686	686
		73,711
Total Government and Agency Obligations (cost $763,435)		763,896

SHORT TERM INVESTMENTS - 19.7%
Investment Company - 18.0%
JNL Money Market Fund, 0.26% (a) (h)	219,171	219,171

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	20,643	20,643
Total Short Term Investments (cost $239,814)		239,814
Total Investments - 103.5% (cost $1,253,647)		1,260,903
Other Assets and Liabilities, Net - (3.5%)		(42,475)
Total Net Assets - 100.0%		$1,218,428

Portfolio Composition:	Percentage of Total Investments
Government Securities	52.0%
Financials	9.5
U.S. Government Agency MBS	8.6
Energy	6.4
Non-U.S. Government Agency ABS	3.2
Telecommunication Services	0.5
Utilities	0.4

See accompanying Notes to Financial Statements.

Health Care	0.3
Industrials	0.1
Short Term Investments	19.0
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 26.2%
Airbnb Inc. (c) (f) (p) (q)	85	$7,673
Amazon.com Inc. (c)	747	534,282
AutoZone Inc. (c)	88	69,495
BorgWarner Inc. (e)	869	25,653
Ctrip.com International Ltd. - ADR (c) (e)	240	9,884
Delphi Automotive Plc	505	31,594
Ferrari NV (e)	722	29,572
HanesBrands Inc.	2,109	52,999
Hilton Worldwide Holdings Inc.	1,566	35,291
Las Vegas Sands Corp.	663	28,821
Lowe’s Cos. Inc.	1,094	86,612
Marriott International Inc. - Class A (e)	726	48,257
MGM Resorts International (c)	3,397	76,870
Netflix Inc. (c)	824	75,370
Priceline Group Inc. (c)	207	257,942
Ross Stores Inc.	836	47,404
Royal Caribbean Cruises Ltd.	428	28,767
Starbucks Corp.	895	51,145
Tesla Motors Inc. (c) (e)	406	86,211
Tractor Supply Co.	700	63,862
Walt Disney Co.	119	11,621
		1,659,325
CONSUMER STAPLES - 3.7%
Costco Wholesale Corp.	174	27,247
Mondelez International Inc. - Class A	991	45,082
Philip Morris International Inc.	858	87,225
Walgreens Boots Alliance Inc.	911	75,834
		235,388
FINANCIALS - 7.3%
American Tower Corp.	1,097	124,631
BlackRock Inc.	49	16,784
Crown Castle International Corp.	655	66,386
Equinix Inc.	55	21,325
Intercontinental Exchange Inc.	281	71,873
Morgan Stanley	3,235	84,048
State Street Corp.	644	34,741
TD Ameritrade Holding Corp.	1,525	43,416
WeWork Co. (c) (f) (p) (q)	17	636
		463,840
HEALTH CARE - 18.6%
Aetna Inc.	599	73,149
Alexion Pharmaceuticals Inc. (c)	539	62,912
Allergan Plc (c)	504	116,516
Anthem Inc.	546	71,685
Biogen Inc. (c)	195	47,034
BioMarin Pharmaceutical Inc. (c)	137	10,669
Bristol-Myers Squibb Co.	2,239	164,708
Celgene Corp. (c)	452	44,531
CIGNA Corp.	380	48,611
Gilead Sciences Inc.	158	13,167
Humana Inc.	421	75,812
Illumina Inc. (c)	173	24,215
Incyte Corp. (c)	167	13,341
Intuitive Surgical Inc. (c)	162	107,347
McKesson Corp.	334	62,248
Stryker Corp. (e)	505	60,490
UnitedHealth Group Inc.	657	92,825
Vertex Pharmaceuticals Inc. (c)	624	53,645
Zoetis Inc. - Class A	679	32,240
		1,175,145
INDUSTRIALS - 8.6%
American Airlines Group Inc.	3,126	88,486
Boeing Co.	603	78,247
Danaher Corp.	1,732	174,892
Delta Air Lines Inc.	300	10,912
FedEx Corp.	263	39,857
Flowserve Corp.	276	12,462
IHS Inc. - Class A (c)	181	20,914
Illinois Tool Works Inc.	94	9,822
Kansas City Southern	99	8,910
Roper Industries Inc.	303	51,731
United Continental Holdings Inc. (c)	392	16,092
Wabtec Corp.	439	30,840
		543,165
INFORMATION TECHNOLOGY - 31.9%
Alphabet Inc. - Class A (c)	305	214,577
Alphabet Inc. - Class C (c)	272	188,282
Apple Inc.	1,921	183,619
ASML Holding NV - ADR (e)	548	54,357
Facebook Inc. - Class A (c)	2,383	272,318
Fiserv Inc. (c)	419	45,601
MasterCard Inc. - Class A	1,732	152,476
Microsoft Corp.	3,834	196,181
Mobileye NV (c) (e)	1,606	74,115
NetSuite Inc. (c) (e)	432	31,413
NXP Semiconductors NV (c) (e)	994	77,854
Palo Alto Networks Inc. (c)	137	16,814
PayPal Holdings Inc. (c)	1,316	48,029
Salesforce.com Inc. (c)	1,267	100,589
ServiceNow Inc. (c)	725	48,113
Tencent Holdings Ltd.	4,018	92,169
VeriSign Inc. (c) (e)	639	55,257
Visa Inc. - Class A	2,307	171,095
		2,022,859
MATERIALS - 1.1%
Ashland Inc.	379	43,509
Martin Marietta Materials Inc. (e)	127	24,384
		67,893
TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US Inc. (c)	776	33,560
Total Common Stocks (cost $5,220,828)		6,201,175

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.1%
WeWork Co. (c) (f) (p) (q)	152	5,720

INDUSTRIALS - 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd (c) (f) (p) (q)	246	9,413

INFORMATION TECHNOLOGY - 0.5%
Airbnb Inc. - Series D (c) (f) (p) (q)	167	15,104
Dropbox Inc. - Class A (c) (f) (p) (q)	437	5,205
Flipkart Ltd. (c) (f) (p) (q)	10	844
Flipkart Ltd. - Series A (c) (f) (p) (q)	3	288
Flipkart Ltd. - Series C (c) (f) (p) (q)	6	509
Flipkart Ltd. - Series E (c) (f) (p) (q)	11	945
Flipkart Ltd. - Series G (c) (f) (p) (q)	51	4,305
Flipkart Ltd. - Series H (c) (f) (p) (q)	47	3,997

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
LivingSocial - Series F (c) (f) (p) (q)	154	—
		31,197
Total Preferred Stocks (cost $44,427)		46,330

SHORT TERM INVESTMENTS - 4.7%
Investment Companies - 1.2%
JNL Money Market Fund, 0.26% (a) (h)	5,000	5,000
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	67,964	67,964
		72,964
Securities Lending Collateral - 3.5%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	222,685	222,685
Total Short Term Investments (cost $295,649)		295,649
Total Investments - 103.3% (cost $5,560,904)		6,543,154
Other Assets and Liabilities, Net - (3.3%)		(207,510)
Total Net Assets - 100.0%		$6,335,644

Portfolio Composition:	Percentage of Total Investments
Information Technology	31.4%
Consumer Discretionary	25.4
Health Care	18.0
Industrials	8.4
Financials	7.2
Consumer Staples	3.6
Materials	1.0
Telecommunication Services	0.5
Short Term Investments	4.5
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund *

	Shares/Par †	Value
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 16.9%
AutoZone Inc. (c)	76	$60,332
Carmax Inc. (c) (e)	1,184	58,052
Dollar General Corp.	609	57,246
HanesBrands Inc.	1,302	32,719
Marriott International Inc. - Class A (e)	685	45,525
Norwegian Cruise Line Holdings Ltd. (c)	1,235	49,219
O’Reilly Automotive Inc. (c)	183	49,611
Other Securities		277,830
		630,534
CONSUMER STAPLES - 2.2%
WhiteWave Foods Co. - Class A (c)	685	32,154
Other Securities		50,077
		82,231
ENERGY - 2.1%
EQT Corp.	650	50,329
Other Securities		26,317
		76,646
FINANCIALS - 10.4%
CBOE Holdings Inc.	608	40,505
FNF Group	1,599	59,963
Intercontinental Exchange Inc.	168	43,001
MSCI Inc. - Class A	457	35,244
Progressive Corp.	1,184	39,664
TD Ameritrade Holding Corp. (e)	1,188	33,828
Willis Towers Watson Plc	595	73,964
Other Securities		62,284
		388,453
HEALTH CARE - 18.4%
Agilent Technologies Inc.	1,068	47,376
Alkermes Plc (c)	835	36,089
Bruker Corp.	1,434	32,609
Cooper Cos. Inc.	282	48,383
DENTSPLY SIRONA Inc.	763	47,336
Henry Schein Inc. (c)	290	51,272
Hologic Inc. (c)	1,462	50,571
Intuitive Surgical Inc. (c)	69	45,637
MEDNAX Inc. (c)	611	44,255
Teleflex Inc. (e)	381	67,555
Other Securities		212,158
		683,241
INDUSTRIALS - 19.6%
Acuity Brands Inc. (e)	129	31,987
Allegion Plc	582	40,408
AMETEK Inc.	693	32,037
Equifax Inc.	458	58,807
IDEX Corp.	643	52,790
IHS Inc. - Class A (c)	380	43,932
Kansas City Southern	457	41,171
Roper Industries Inc.	304	51,850
Sensata Technologies Holding NV (c)	1,065	37,158
Textron Inc.	1,606	58,715
Verisk Analytics Inc. - Class A (c)	535	43,378
Waste Connections Inc.	571	41,141
Other Securities		196,509
		729,883
INFORMATION TECHNOLOGY - 18.1%
Fiserv Inc. (c)	875	95,139
Global Payments Inc. (e)	611	43,613
Harris Corp.	460	38,382
Keysight Technologies Inc. (c)	1,185	34,472
Microchip Technology Inc. (e)	1,015	51,521
Red Hat Inc. (c)	574	41,672
Vantiv Inc. - Class A (c)	764	43,242
VeriSign Inc. (c) (e)	688	59,484
Other Securities		265,517
		673,042
MATERIALS - 5.0%
Air Products & Chemicals Inc.	266	37,782
Ball Corp. (e)	535	38,675
Other Securities		109,027
		185,484
TELECOMMUNICATION SERVICES - 1.5%
T-Mobile US Inc. (c)	1,292	55,905
Total Common Stocks (cost $2,778,341)		3,505,419
PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		—
FINANCIALS - 0.3%
Other Securities		10,461
INFORMATION TECHNOLOGY - 0.1%
Other Securities		3,707
Total Preferred Stocks (cost $11,502)		14,168

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 11.8%
Investment Companies - 5.7%
JNL Money Market Fund, 0.26% (a) (h)	4,671	4,671
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	205,174	205,174
		209,845
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	227,483	227,483
Total Short Term Investments (cost $437,328)		437,328
Total Investments - 106.4% (cost $3,227,171)		3,956,915
Other Assets and Liabilities, Net - (6.4%)		(236,270)
Total Net Assets - 100.0%		$3,720,645

Portfolio Composition:	Percentage of Total Investments
Industrials	18.4%
Health Care	17.3
Information Technology	17.1
Consumer Discretionary	15.9
Financials	10.1
Materials	4.7
Consumer Staples	2.1
Energy	1.9
Telecommunication Services	1.4
Short Term Investments	11.1
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 31.2%
Ally Master Owner Trust
1.29%, 01/15/17	$2,065	$2,066
1.63%, 05/15/18	8,755	8,781
AmeriCredit Automobile Receivables Trust
0.96% - 1.52%, 03/15/17 - 05/08/18	1,557	1,558
1.27% - 1.81%, 07/08/19 - 10/08/20	7,525	7,548
1.26%, 11/08/19	5,560	5,562
Ascentium Equipment Receivables LLC
1.15%, 07/10/17 (r)	354	354
1.93%, 03/11/19 (r)	9,455	9,482
Ascentium Equipment Receivables Trust REMIC, 1.75%, 11/13/18 (r)	580	581
Citigroup Commercial Mortgage Trust
1.64%, 07/10/20	3,500	3,532
REMIC, 1.20% - 1.24%, 12/10/18 - 03/10/19	2,115	2,118
REMIC, 1.35% - 1.65%, 09/10/19 - 08/10/20	4,845	4,874
Discover Card Execution Note Trust
1.39%, 10/16/17 (e)	4,865	4,895
1.64%, 01/15/19	9,295	9,418
Enterprise Fleet Financing LLC
0.87% - 1.59%, 12/20/16 - 03/20/19 (r)	11,216	11,212
1.83%, 11/20/18 (r)	8,645	8,644
Fannie Mae Connecticut Avenue Securities
1.95%, 07/25/19 (i)	3,721	3,736
2.55% - 2.60%, 08/25/28 - 09/25/28 (i)	5,891	5,926
GE Dealer Floorplan Master Note Trust
0.83%, 07/20/17 (i)	5,835	5,821
0.90%, 10/20/17 (i)	3,615	3,610
GM Financial Automobile Leasing Trust
1.69%, 03/20/19	6,880	6,937
1.64%, 06/20/19	4,745	4,784
GS Mortgage Securities Trust REMIC
1.21% - 1.29%, 04/10/18 - 05/10/19	1,761	1,764
1.53% - 1.59%, 12/12/19 - 04/10/20	4,219	4,246
2.49%, 07/25/44 (i) (r)	741	748
1.51%, 09/10/47	1,935	1,946
JPMBB Commercial Mortgage Securities Trust REMIC
1.26% - 1.45%, 07/15/18 - 06/15/19	3,852	3,857
1.41% - 1.65%, 08/15/19 - 04/15/20	14,147	14,202
1.74%, 04/15/20	5,577	5,626
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	1,061	1,062
6.18%, 04/15/45 (i)	1,702	1,700
JPMorgan Mortgage Trust REMIC, 3.09%, 07/25/35 (i)	139	138
Merrill Lynch Mortgage Trust REMIC, 5.78%, 08/12/43 (i)	1,109	1,108
MMAF Equipment Finance LLC
0.87%, 01/08/19 (r)	6,162	6,152
1.39%, 10/16/19 (r)	1,660	1,662
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.25% - 1.55%, 08/15/18 - 06/15/19	3,820	3,833
1.57% - 1.71%, 07/15/19 - 07/15/20	5,870	5,922
Morgan Stanley Capital I Inc., 1.64%, 07/15/20	2,424	2,448
SBA Tower Trust
3.16%, 10/15/20 (r)	855	867
REMIC, 2.93%, 12/15/17 (r)	7,540	7,553
REMIC, 2.24% - 3.60%, 04/16/18 (r)	5,195	5,218
SMART Trust
0.95% - 1.18%, 03/14/17 - 02/14/19	3,181	3,176
1.66%, 08/14/18	8,370	8,365
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (r)	5,550	5,563
Wendys Funding LLC, 3.37%, 06/15/45 (r)	6,015	6,048
World Omni Auto Receivables Trust
1.77%, 03/16/20	8,860	8,986
1.34% - 1.49%, 05/15/20 - 12/15/20	4,510	4,541
World Omni Automobile Lease Securitization Trust, 1.37%, 01/15/20	895	897
Other Securities		318,056
Total Non-U.S. Government Agency Asset-Backed Securities (cost $537,666)		539,270

CORPORATE BONDS AND NOTES - 48.1%
CONSUMER DISCRETIONARY - 4.6%
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,202
JD.com Inc., 3.13%, 04/29/21	9,175	9,010
Newell Rubbermaid Inc.
2.05%, 12/01/17 (e)	2,490	2,510
2.15%, 10/15/18	3,425	3,461
2.60%, 03/29/19 (l)	5,585	5,731
Other Securities		52,355
		79,269
CONSUMER STAPLES - 1.5%
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	7,785	7,894
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,057
Other Securities		11,899
		26,850
ENERGY - 5.7%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	6,963
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,326

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,500
3.13%, 01/20/20 (e)	5,900	6,034
Exxon Mobil Corp., 1.05%, 03/06/22 (i)	8,240	8,010
Murphy Oil Corp., 3.50%, 12/01/17 (l)	6,955	6,935
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,252
Other Securities		50,747
		97,767
FINANCIALS - 21.8%
American Express Co., 1.24%, 05/22/18 (i)	7,075	7,059
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	7,165	7,286
Bank of America Corp.
1.70% - 5.65%, 08/25/17 - 05/01/18	5,030	5,151
2.63%, 04/19/21	3,780	3,838
Bank of America NA, 1.75%, 06/05/18	3,635	3,659
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,941
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	1,580	1,656
Citigroup Inc.
1.55%, 08/14/17	6,735	6,757
1.70% - 2.05%, 11/24/17 - 06/07/19	8,165	8,205
Commonwealth Bank of Australia, 1.75%, 11/02/18	6,984	7,034
Credit Suisse, 1.38%, 05/26/17	5,805	5,810
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,595
1.50%, 08/01/18 (i) (r)	3,745	3,753
Discover Bank
2.00%, 02/21/18	1,230	1,234
7.00%, 04/15/20	4,490	5,114
Discover Financial Services, 6.45%, 06/12/17	3,625	3,769
Fidelity National Financial Inc., 6.60%, 05/15/17	7,825	8,152
Ford Motor Credit Co. LLC
2.02% - 3.00%, 06/12/17 - 05/03/19	6,265	6,344
1.68%, 09/08/17	12,250	12,277
Goldman Sachs Group Inc.
2.90% - 5.95%, 01/18/18 - 07/19/18	3,825	3,995
6.15%, 04/01/18	6,850	7,384
2.75%, 09/15/20	1,090	1,113
Huntington National Bank, 2.20%, 11/06/18	6,010	6,084
JPMorgan Chase & Co., 2.00%, 08/15/17	8,560	8,640
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,843
6.88%, 04/25/18	5,020	5,481
Morgan Stanley
1.92%, 04/25/18 (i)	5,755	5,811
1.49%, 01/24/19 (i)	10,550	10,533
National Bank of Canada, 1.45%, 11/07/17	8,005	8,030
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,551
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,902
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,289
Other Securities		185,496
		375,786
HEALTH CARE - 3.7%
Aetna Inc.
1.50%, 11/15/17	2,050	2,059
1.90%, 06/07/19	6,235	6,317
Other Securities		56,333
		64,709
INDUSTRIALS - 3.4%
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,217
Stanley Black & Decker Inc., 2.45%, 11/17/18	8,720	8,909
Other Securities		40,035
		58,161
INFORMATION TECHNOLOGY - 2.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	6,170	6,242
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (r)	8,480	8,590
Keysight Technologies Inc., 3.30%, 10/30/19	7,555	7,672
Other Securities		16,746
		39,250
MATERIALS - 0.9%
Other Securities		14,785

TELECOMMUNICATION SERVICES - 1.2%
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,864
Other Securities		11,789
		20,653
UTILITIES - 3.0%
Other Securities		52,529
Total Corporate Bonds and Notes (cost $823,443)		829,759

GOVERNMENT AND AGENCY OBLIGATIONS - 19.6%
GOVERNMENT SECURITIES - 7.0%
Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 0.88%, 08/28/17	13,755	13,800
Municipals - 0.6%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,300
Florida State Board of Administration Finance Corp., 2.16%, 07/01/19	3,650	3,747
Other Securities		1,470
		10,517
U.S. Treasury Securities - 5.6%
U.S. Treasury Note
0.63%, 04/30/18 (o)	20,500	20,516
0.88%, 05/31/18	26,740	26,887
0.88%, 07/15/18 (e)	13,615	13,689
1.75%, 09/30/19	20,115	20,745
1.38%, 05/31/21	14,180	14,439
		96,276
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.6%
Federal Home Loan Mortgage Corp. - 2.0%
Federal Home Loan Mortgage Corp.
4.50% - 5.00%, 10/01/17 - 11/01/18	388	398
4.00% - 5.50%, 10/01/19 - 05/01/26	1,901	2,030
1.90%, 09/25/24 (i)	1,692	1,702
1.55% - 2.10%, 10/25/24 - 05/27/25 (i)	940	940
1.35%, 10/25/27 (i)	1,836	1,835
1.60% - 2.93%, 12/25/27 - 03/01/36 (i)	6,348	6,461
4.00% - 6.00%, 12/01/28 - 09/01/44	2,714	3,029
REMIC, 1.43%, 08/25/17	4,484	4,498
REMIC, 1.37%, 05/25/19	2,749	2,759
REMIC, 2.06%, 03/25/20	5,237	5,328
REMIC, 5.00%, 10/15/21	16	16
REMIC, 1.80%, 04/25/28 (i)	1,716	1,719
REMIC, 1.90%, 07/25/28 (i)	4,000	4,014
		34,729

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Federal National Mortgage Association - 9.4%
Federal National Mortgage Association
4.50% - 5.50%, 01/01/17 - 06/01/19	141	143
3.50% - 5.50%, 07/01/19 - 04/01/26	17,480	18,572
4.50%, 08/01/24	2,713	2,934
2.55%, 11/25/24 (i)	419	421
3.50%, 12/01/25	2,134	2,263
4.50%, 04/01/26	2,305	2,456
3.00% - 6.50%, 07/01/26 - 01/01/46	24,669	27,220
3.50%, 11/01/26	2,228	2,370
3.50%, 07/01/28	2,928	3,104
3.00%, 11/01/29	2,878	3,035
3.00%, 02/01/30	2,330	2,457
3.00%, 03/01/30	3,372	3,556
3.00%, 04/01/30	4,286	4,519
3.00%, 07/01/30	2,566	2,706
3.00%, 07/01/30	2,662	2,807
3.00%, 09/01/30	2,743	2,892
2.50%, 07/15/31, TBA (g)	4,940	5,111
2.06% - 3.13%, 03/01/33 - 03/01/36 (i)	6,172	6,500
5.00%, 10/01/33	3,292	3,675
5.50%, 11/01/35	1,619	1,838
5.00%, 05/01/38	2,039	2,266
5.50%, 09/01/38	1,509	1,711
5.50%, 06/01/39	1,521	1,713
4.50%, 09/01/39	2,344	2,565
5.50%, 12/01/39	1,485	1,672
4.00%, 03/01/41	3,801	4,087
4.00%, 10/01/41	6,360	6,837
4.00%, 08/01/43	4,444	4,770
4.00%, 11/01/43	3,083	3,304
4.00%, 12/01/43	2,051	2,198
4.50%, 06/01/44	6,981	7,639
3.50%, 11/01/44	8,345	8,921
4.00%, 09/01/45	3,385	3,654
3.50%, 02/01/46	6,191	6,535
3.50%, 03/01/46	5,076	5,359
REMIC, 5.00%, 08/25/19 - 11/25/21	469	483
		162,293
Government National Mortgage Association - 1.2%
Government National Mortgage Association
7.00%, 12/15/17	16	16
5.50%, 07/15/20	55	57
3.50% - 5.00%, 12/20/34 - 01/20/45	3,752	4,054
6.00%, 07/15/36	1,658	1,945
3.50%, 03/20/43	3,643	3,891
4.00%, 10/20/45, TBA (g)	3,395	3,631
4.00%, 12/20/45	4,076	4,362
3.50%, 06/20/46, TBA (g)	2,645	2,812
		20,768
Total Government and Agency Obligations (cost $334,420)		338,383
SHORT TERM INVESTMENTS - 3.5%
Investment Companies - 1.7%
JNL Money Market Fund, 0.26% (a) (h)	7,033	7,033
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	23,210	23,210
		30,243
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	30,547	30,547
Total Short Term Investments (cost $60,790)		60,790
Total Investments - 102.4% (cost $1,756,319)		1,768,202
Other Assets and Liabilities, Net - (2.4%)		(41,576)
Total Net Assets - 100.0%		$1,726,626

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	30.5%
Financials	21.3
U.S. Government Agency MBS	12.3
Government Securities	6.8
Energy	5.5
Consumer Discretionary	4.5
Health Care	3.7
Industrials	3.3
Utilities	3.0
Information Technology	2.2
Consumer Staples	1.5
Telecommunication Services	1.2
Materials	0.8
Short Term Investments	3.4
Total Investments	100.0%

JNL/T. Rowe Price Value Fund *

	Shares/Par †	Value
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 6.3%
Johnson Controls Inc.	1,012	$44,800
Lowe’s Cos. Inc.	452	35,801
Mattel Inc.	1,371	42,912
Norwegian Cruise Line Holdings Ltd. (c)	784	31,246
Other Securities		99,851
		254,610
CONSUMER STAPLES - 11.5%
ConAgra Foods Inc.	714	34,146
Philip Morris International Inc.	1,352	137,495
Tyson Foods Inc. - Class A	2,153	143,772
Wal-Mart Stores Inc.	518	37,788
Walgreens Boots Alliance Inc.	503	41,885
Other Securities		69,387
		464,473
ENERGY - 9.9%
Exxon Mobil Corp.	870	81,582
Royal Dutch Shell Plc - ADR	1,076	59,429
Spectra Energy Corp.	1,794	65,711
Total SA - ADR	1,619	77,870
Other Securities		115,352
		399,944
FINANCIALS - 21.5%
Ameriprise Financial Inc.	786	70,657
Bank of New York Mellon Corp.	2,262	87,895
BlackRock Inc.	85	29,178
Citigroup Inc.	2,128	90,216
JPMorgan Chase & Co.	2,325	144,471
Marsh & McLennan Cos. Inc.	919	62,881
MetLife Inc.	1,115	44,411
Morgan Stanley	2,464	64,006
State Street Corp.	589	31,764
Weyerhaeuser Co.	1,262	37,572

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
XL Group Plc	1,764	58,743
Other Securities		144,187
		865,981
HEALTH CARE - 16.5%
Aetna Inc.	505	61,614
Agilent Technologies Inc.	1,053	46,707
Anthem Inc.	340	44,712
Becton Dickinson & Co.	238	40,362
HCA Holdings Inc. (c)	696	53,590
Medtronic Plc	1,121	97,280
Mylan NV (c) (e)	825	35,652
Pfizer Inc.	4,087	143,914
Thermo Fisher Scientific Inc.	265	39,142
Other Securities		103,651
		666,624
INDUSTRIALS - 8.8%
Boeing Co. (e)	412	53,558
General Electric Co.	5,393	169,769
Other Securities		129,352
		352,679
INFORMATION TECHNOLOGY - 10.0%
Apple Inc.	355	33,909
Cisco Systems Inc.	2,307	66,173
Juniper Networks Inc.	1,488	33,461
Microsoft Corp.	2,226	113,904
NXP Semiconductors NV (c)	413	32,378
Texas Instruments Inc. (e)	733	45,916
Other Securities		77,703
		403,444
MATERIALS - 3.6%
Ashland Inc.	263	30,208
International Paper Co. (e)	963	40,812
Other Securities		72,952
		143,972
TELECOMMUNICATION SERVICES - 0.6%
Other Securities		24,214

UTILITIES - 9.0%
AES Corp.	3,646	45,502
American Electric Power Co. Inc.	647	45,355
CenterPoint Energy Inc.	1,810	43,441
Exelon Corp.	2,227	80,963
FirstEnergy Corp.	1,226	42,782
PG&E Corp.	1,375	87,900
Other Securities		15,129
		361,072
Total Common Stocks (cost $3,699,498)		3,937,013

CORPORATE BONDS AND NOTES - 0.3%
HEALTH CARE - 0.2%
Other Securities		9,940

INFORMATION TECHNOLOGY - 0.1%
Other Securities		4,039
Total Corporate Bonds and Notes (cost $13,889)		13,979

SHORT TERM INVESTMENTS - 4.1%
Investment Companies - 2.3%
JNL Money Market Fund, 0.26% (a) (h)	3,269	3,269
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	90,017	90,017
		93,286
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	71,915	71,915
Total Short Term Investments (cost $165,201)		165,201
Total Investments - 102.1% (cost $3,878,588)		4,116,193
Other Assets and Liabilities, Net - (2.1%)		(85,225)
Total Net Assets - 100.0%		$4,030,968

Portfolio Composition:	Percentage of Total Investments
Financials	21.0%
Health Care	16.4
Consumer Staples	11.3
Information Technology	9.9
Energy	9.7
Utilities	8.8
Industrials	8.6
Consumer Discretionary	6.2
Materials	3.5
Telecommunication Services	0.6
Short Term Investments	4.0
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund *

	Shares/Par †	Value
COMMON STOCKS - 82.1%
CONSUMER DISCRETIONARY - 20.7%
CBS Corp. - Class B (o) ‡	161	$8,765
General Motors Co. (o) ‡	162	4,573
Hilton Worldwide Holdings Inc. (o) ‡	469	10,571
Jarden Corp. (c) (f) (q)	186	11,682
Liberty Media Group - Class A (c)	42	796
Liberty SiriusXM Group - Class A (c)	166	5,220
Media General Inc. (c)	213	3,654
MGM Resorts International (c) (o) ‡	335	7,570
News Corp. - Class A	90	1,025
Starwood Hotels & Resorts Worldwide Inc. (o)	229	16,938
		70,794
CONSUMER STAPLES - 3.2%
ConAgra Foods Inc. (o) ‡	189	9,031
Rite Aid Corp. (c)	262	1,960
		10,991
ENERGY - 2.0%
Columbia Pipeline Group Inc.	134	3,416
Showa Shell Sekiyu KK	324	3,028
Other Securities		550
		6,994
FINANCIALS - 10.3%
American Capital Ltd. (c) (o)	263	4,169
American International Group Inc. (o) ‡	125	6,606
Blackstone Group LP (o) ‡	174	4,268
Equity Commonwealth (c) (o)	40	1,174
First Niagara Financial Group Inc. (o)	594	5,781
MetLife Inc. ‡	192	7,655
NorthStar Asset Management Group Inc.	94	961
Pacific Special Acquisition Corp. (c)	69	697
Starwood Property Trust Inc.	79	1,627
Other Securities		2,226
		35,164

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 8.7%
Alere Inc. (c) (o)	63	2,612
Allergan Plc (c) (o)	29	6,679
Grifols SA - ADR	63	1,050
Humana Inc. ‡	11	1,933
Medivation Inc. (c) (o) ‡	136	8,201
St. Jude Medical Inc.	115	8,967
Other Securities		507
		29,949
INDUSTRIALS - 11.4%
General Electric Co. (o) ‡	352	11,066
Hertz Global Holdings Inc. (c) (o) ‡	912	10,100
Tyco International Plc (o)	421	17,950
Other Securities		2
		39,118
INFORMATION TECHNOLOGY - 20.1%
Hewlett Packard Enterprise Co. ‡	463	8,463
Ingram Micro Inc. - Class A (o)	391	13,591
KLA-Tencor Corp.	233	17,044
LinkedIn Corp. (c) (o) ‡	60	11,399
QLIK Technologies Inc. (c)	125	3,691
Yahoo! Inc. (c) (o)	376	14,105
Other Securities		451
		68,744
MATERIALS - 5.7%
Alcoa Inc. (o) ‡	778	7,209
Dow Chemical Co. (o) ‡	101	5,029
Huntsman Corp. (o) ‡	122	1,634
West China Cement Ltd. (c) (f)	41,065	5,664
		19,536
Total Common Stocks (cost $278,092)		281,290

RIGHTS - 0.0%
Pacific Special Acquisition Corp. (c)	69	14
Total Rights (cost $16)		14

WARRANTS - 0.0%
Pacific Special Acquisition Corp. (c)	69	7
Total Warrants (cost $6)		7

PURCHASED OPTIONS - 0.8%
Other Securities		2,775
Total Purchased Options (cost $3,723)		2,775

INVESTMENT COMPANIES - 2.7%
BlackRock Floating Rate Income Strategies Fund Inc.	84	1,099
DoubleLine Income Solutions Fund (o)	56	1,020
Eaton Vance Floating-Rate Income Trust	152	2,038
First Trust Senior Floating Rate Income Fund II	43	557
Invesco Senior Income Trust	569	2,378
Voya Prime Rate Trust	431	2,208
Total Investment Companies (cost $8,934)		9,300

CORPORATE BONDS AND NOTES - 3.6%
CONSUMER STAPLES - 1.4%
Elizabeth Arden Inc., 7.38%, 03/15/21	$2,210	2,249
Rite Aid Corp., 6.75%, 06/15/21	2,329	2,451
		4,700
UTILITIES - 2.2%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 (c) (d) (r)	1,062	1,221
0.00%, 03/01/22 (c) (d) (r)	5,437	6,375
		7,596
Total Corporate Bonds and Notes (cost $11,754)		12,296

SHORT TERM INVESTMENTS - 3.3%
Investment Company- 3.3%
JNL Money Market Fund, 0.26% (a) (h)	11,172	11,172
Total Short Term Investments (cost $11,172)		11,172
Total Investments - 92.5% (cost $313,697)		316,854
Total Securities Sold Short - (24.2%) (proceeds $79,352)		(82,737)
Other Assets and Liabilities, Net - 31.7%		108,354
Total Net Assets - 100.0%		$342,471

SECURITIES SOLD SHORT - 24.2%
COMMON STOCKS - 24.2%
CONSUMER DISCRETIONARY - 11.2%
Charter Communications Inc. - Class A	18	$4,037
Johnson Controls Inc.	385	17,030
Live Nation Inc.	34	810
Marriott International Inc. - Class A	123	8,194
News Corp. - Class B	90	1,054
Nexstar Broadcasting Group Inc. - Class A	27	1,263
Sirius XM Holdings Inc.	1,535	6,065
		38,453
ENERGY - 1.1%
Energy Transfer Equity LP	13	192
Idemitsu Kosan Co. Ltd.	162	3,525
		3,717
FINANCIALS - 2.5%
Apollo Commercial Real Estate Finance Inc.	32	513
Ares Capital Corp.	132	1,874
Colony Capital Inc.	105	1,613
First Cash Financial Services Inc.	1	67
KeyCorp	404	4,460
		8,527
HEALTH CARE - 1.9%
Abbott Laboratories	100	3,924
Aetna Inc.	9	1,072
IMS Health Holdings Inc.	20	513
Mylan NV	1	35
Pfizer Inc.	27	963
		6,507
INDUSTRIALS - 0.1%
IHS Inc. - Class A	3	334

INFORMATION TECHNOLOGY - 7.4%
Alibaba Group Holding Ltd. - ADR	150	11,935
Global Payments Inc.	—	—
Lam Research Corp.	116	9,780
Lexmark International Inc.	6	242
VMware Inc. - Class A	55	3,168
		25,125
MATERIALS - 0.0%
E. I. du Pont de Nemours & Co.	1	74
Total Securities Sold Short - 24.2% (proceeds $79,352)		$82,737

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Net Investments
Information Technology	18.6%
Industrials	16.6
Consumer Discretionary	13.8
Financials	11.4
Health Care	10.0
Materials	8.3
Consumer Staples	6.7
Utilities	3.2
Energy	1.4
Purchased Options	1.2
Investment Companies	4.0
Short Term Investments	4.8
Net Investments	100.0%

JNL/WMC Balanced Fund *

	Shares/Par †	Value
COMMON STOCKS - 64.6%
CONSUMER DISCRETIONARY - 5.6%
Comcast Corp. - Class A	1,641	$107,001
Ford Motor Co.	3,316	41,684
Hilton Worldwide Holdings Inc.	1,434	32,298
Other Securities		121,343
		302,326
CONSUMER STAPLES - 4.8%
Coca-Cola Co.	1,038	47,051
Colgate-Palmolive Co.	511	37,428
CVS Health Corp.	609	58,266
Mondelez International Inc.	702	31,937
Philip Morris International Inc.	384	39,042
Other Securities		44,884
		258,608
ENERGY - 6.2%
Anadarko Petroleum Corp.	635	33,797
Chevron Corp.	788	82,558
Exxon Mobil Corp.	786	73,668
Hess Corp.	828	49,778
Total SA - ADR	853	41,024
Other Securities		58,459
		339,284
FINANCIALS - 14.6%
Bank of America Corp.	3,708	49,201
BlackRock Inc.	142	48,629
Chubb Ltd.	633	82,730
JPMorgan Chase & Co.	1,428	88,714
Marsh & McLennan Cos. Inc.	629	43,089
Northern Trust Corp.	490	32,499
PNC Financial Services Group Inc.	765	62,231
Principal Financial Group Inc.	1,059	43,521
Prudential Financial Inc.	811	57,821
Wells Fargo & Co.	2,767	130,979
Other Securities		154,603
		794,017
HEALTH CARE - 11.0%
AstraZeneca Plc - ADR (e)	1,457	43,985
Bristol-Myers Squibb Co.	972	71,520
Cardinal Health Inc.	509	39,703
Eli Lilly & Co.	429	33,751
Johnson & Johnson	588	71,319
Medtronic Plc	864	74,938
Merck & Co. Inc.	2,421	139,482
Pfizer Inc.	1,792	63,106
UnitedHealth Group Inc.	306	43,254
Other Securities		16,060
		597,118
INDUSTRIALS - 6.0%
CSX Corp.	1,561	40,714
Eaton Corp. Plc	563	33,612
Honeywell International Inc.	456	53,047
United Parcel Service Inc. - Class B	590	63,530
Other Securities		136,765
		327,668
INFORMATION TECHNOLOGY - 8.9%
Accenture Plc - Class A	458	51,859
Alphabet Inc. - Class A (c)	112	78,558
Apple Inc.	450	43,062
Cisco Systems Inc.	1,830	52,505
Intel Corp.	2,480	81,356
Microsoft Corp.	2,193	112,191
Motorola Solutions Inc.	534	35,229
Other Securities		32,399
		487,159
MATERIALS - 2.2%
Celanese Corp. - Class A	488	31,937
International Paper Co.	813	34,444
Other Securities		55,604
		121,985
TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications Inc. (e)	1,726	96,402

UTILITIES - 3.5%
Dominion Resources Inc.	578	45,020
Edison International	581	45,138
Exelon Corp.	966	35,117
Sempra Energy	346	39,452
Other Securities		28,184
		192,911
Total Common Stocks (cost $3,075,205)		3,517,478

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.5%
Hilton USA Trust REMIC, 2.66%, 11/05/18 (r)	$1,960	1,968
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.89%, 04/12/17 (i)	3,155	3,226
3.91%, 12/15/25	1,330	1,484
Wells Fargo Commercial Mortgage Trust REMIC
3.15%, 04/15/25	1,885	1,987
3.84%, 09/15/58	2,185	2,415
Other Securities		231,646
Total Non-U.S. Government Agency Asset-Backed Securities (cost $241,151)		242,726
CORPORATE BONDS AND NOTES - 10.9%
CONSUMER DISCRETIONARY - 0.9%
Comcast Corp.
6.50%, 01/15/17	750	772
4.40% - 6.55%, 06/15/35 - 07/01/39	3,030	3,591
Other Securities		42,292
		46,655
CONSUMER STAPLES - 0.5%
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	1,266	1,290
CVS Caremark Corp., 4.00%, 12/05/23	2,680	2,965

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CVS Health Corp., 4.88% - 5.13%, 07/20/35 - 07/20/45	3,020	3,690
Mondelez International Inc., 4.00%, 02/01/24	740	810
Other Securities		20,775
		29,530
ENERGY - 1.3%
Anadarko Petroleum Corp., 6.38%, 09/15/17	307	323
Other Securities		67,713
		68,036
FINANCIALS - 4.7%
Bank of America Corp.
2.00% - 6.50%, 08/01/16 - 01/15/19	4,676	4,731
2.63% - 5.63%, 07/01/20 - 08/26/24	8,540	8,885
5.00% - 5.88%, 02/07/42 - 01/21/44	800	958
JPMorgan Chase & Co.
6.30%, 04/23/19	475	534
3.25% - 4.50%, 01/24/22 - 09/23/22	1,825	1,964
3.38%, 05/01/23 (e)	1,060	1,081
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,252
Northern Trust Corp., 3.45%, 11/04/20	490	527
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	891
Prudential Financial Inc., 2.30% - 6.00%, 12/01/17 - 08/15/18	1,972	2,017
Wells Fargo & Co., 3.50% - 4.10%, 03/08/22 - 06/03/26	3,787	4,070
Other Securities		226,937
		253,847
HEALTH CARE - 1.5%
Cardinal Health Inc.
2.40% - 3.50%, 11/15/19 - 11/15/24	2,550	2,664
4.50%, 11/15/44	1,405	1,475
Medtronic Inc.
2.50%, 03/15/20 (e)	755	783
3.15% - 3.63%, 03/15/22 - 03/15/25	3,145	3,408
4.38%, 03/15/35	267	301
Merck & Co. Inc.
2.80%, 05/18/23	940	987
4.15%, 05/18/43	630	710
Pfizer Inc., 6.20%, 03/15/19	700	791
UnitedHealth Group Inc.
2.88% - 3.88%, 10/15/20 - 07/15/25	3,580	3,895
4.63%, 11/15/41	1,040	1,187
Other Securities		65,988
		82,189
INDUSTRIALS - 0.4%
Other Securities		23,649

INFORMATION TECHNOLOGY - 0.2%
Apple Inc., 2.85%, 05/06/21	1,800	1,901
Other Securities		9,114
		11,015
MATERIALS - 0.1%
Other Securities		7,361

TELECOMMUNICATION SERVICES - 0.4%
Verizon Communications Inc.
3.45% - 4.50%, 09/15/20 - 11/01/21	7,945	8,760
6.40%, 09/15/33 (e)	347	444
4.52% - 4.86%, 11/01/41 - 03/15/55	3,538	3,686
Other Securities		11,447
		24,337
UTILITIES - 0.9%
Dominion Resources Inc.
2.96% - 4.10%, 07/01/19 - 04/01/21 (k)	4,655	4,871
3.63%, 12/01/24	3,200	3,367
Other Securities		40,149
		48,387
Total Corporate Bonds and Notes (cost $566,556)		595,006

GOVERNMENT AND AGENCY OBLIGATIONS - 17.6%
GOVERNMENT SECURITIES - 8.6%
Municipals - 0.9%
Kansas Development Finance Authority, 4.93%, 04/15/45	3,000	3,437
New Jersey Economic Development Authority, 3.80%, 06/15/18	4,100	4,219
State of Illinois, 5.10%, 06/01/33	5,995	5,762
Other Securities		33,090
		46,508
Sovereign - 0.2%
Qatar Government International Bond, 4.63%, 06/02/46 (e) (r)	4,485	4,876
Slovenia Government International Bond, 5.50%, 10/26/22 (e) (r)	4,425	5,024
Other Securities		2,610
		12,510
U.S. Treasury Securities - 7.5%
U.S. Treasury Bond
5.38%, 02/15/31 (e)	16,700	24,773
2.88%, 05/15/43	20,224	22,757
3.38%, 05/15/44	15,335	18,915
3.13%, 08/15/44	8,230	9,694
3.00%, 11/15/44	450	518
2.50%, 02/15/45	20,070	20,915
2.88%, 08/15/45	11,600	13,029
2.50%, 02/15/46	5,990	6,243
U.S. Treasury Note
0.63%, 08/31/17 (e)	61,250	61,310
1.00%, 09/15/17	14,500	14,578
0.75%, 10/31/17	19,055	19,103
0.88%, 03/31/18	15,500	15,577
1.38%, 07/31/18 - 09/30/18	2,625	2,667
1.25%, 11/30/18 (e)	18,500	18,765
0.88%, 04/15/19	6,000	6,029
1.75%, 09/30/19	33,205	34,245
1.38%, 03/31/20 (e)	14,190	14,460
2.63%, 11/15/20 (e)	9,400	10,073
2.00%, 11/30/20 (e)	29,600	30,935
1.25%, 03/31/21	9,000	9,107
2.13%, 06/30/21	10,070	10,610
1.50%, 03/31/23	41,900	42,512
2.25%, 11/15/25	400	427
1.63%, 02/15/26	3,900	3,946
		411,188
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.0%
Federal Home Loan Mortgage Corp. - 2.6%
Federal Home Loan Mortgage Corp.
4.50% - 6.50%, 04/01/17 - 03/01/19	71	71
3.00% - 7.00%, 09/01/26 - 07/01/45	4,300	4,562
2.50%, 07/15/31, TBA (g)	5,900	6,101
3.00%, 07/15/31, TBA (g)	14,665	15,384
3.00%, 08/01/45	31,522	32,703
3.00%, 09/01/45	34,941	36,249
3.50%, 06/01/46	39,200	41,430

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		2,675
		139,175
Federal National Mortgage Association - 4.9%
Federal National Mortgage Association
2.47% - 4.50%, 09/01/23 - 03/01/26	5,999	6,305
2.68%, 05/01/25	5,190	5,422
2.81%, 07/01/25	6,000	6,305
3.00% - 7.50%, 09/01/26 - 01/01/45	27,564	29,979
2.00% - 3.00%, 07/15/31 - 07/15/46, TBA (g)	5,600	5,761
2.50%, 07/15/31, TBA (g)	13,800	14,278
3.50%, 07/15/31, TBA (g)	9,300	9,854
4.50%, 09/01/43	5,470	5,985
3.00%, 02/01/45	22,319	23,247
3.00%, 09/01/45	4,495	4,669
4.00%, 01/01/46	14,123	15,151
3.50%, 02/01/46	41,385	43,684
4.00%, 02/01/46	15,885	17,042
4.00%, 07/15/46, TBA (g)	11,800	12,649
5.00%, 07/15/46, TBA (g)	20,600	22,882
5.50%, 07/15/46, TBA (g)	8,800	9,892
4.00%, 08/15/46, TBA (g)	23,200	24,848
REMIC, 2.88%, 05/25/25 (i)	8,250	8,713
		266,666
Government National Mortgage Association - 1.5%
Government National Mortgage Association
6.00% - 6.50%, 02/15/24 - 04/15/26	17	20
3.00% - 7.00%, 11/15/32 - 07/20/45	17,798	19,795
3.00%, 04/20/45	9,895	10,355
3.50%, 02/20/46	30,978	32,924
4.50%, 07/15/46, TBA (g)	11,125	11,940
5.50%, 07/15/46, TBA (g)	3,000	3,371
3.00%, 08/15/46, TBA (g)	4,200	4,381
REMIC, 7.50%, 09/16/35	8	10
		82,796
Total Government and Agency Obligations (cost $922,224)		958,843
SHORT TERM INVESTMENTS - 6.7%
Investment Company - 4.8%
JNL Money Market Fund, 0.26% (a) (h)	259,197	259,197

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	101,927	101,927
Total Short Term Investments (cost $361,124)		361,124
Total Investments - 104.3% (cost $5,166,260)		5,675,177
Total Forward Sales Commitments - (0.7%) (proceeds $36,510)		(36,572)
Other Assets and Liabilities, Net - (3.6%)		(195,011)
Total Net Assets - 100.0%		$5,443,594

FORWARD SALES COMMITMENTS - 0.7%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association
4.50%, 08/15/45, TBA (g)	$12,900	$14,076
4.50%, 07/15/46, TBA (g)	13,022	14,218
		28,294
Government National Mortgage Association - 0.2%
Government National Mortgage Association
3.00%, 07/15/46, TBA (g)	4,200	4,390
6.00%, 07/15/46, TBA (g)	3,400	3,888
		8,278
Total Forward Sales Commitments - 0.7% (proceeds $36,510)		$36,572

Portfolio Composition:	Percentage of Net Investments
Financials	18.6%
Health Care	12.1
Information Technology	8.8
Government Securities	8.3
U.S. Government Agency MBS	8.0
Energy	7.2
Industrials	6.2
Consumer Discretionary	6.2
Consumer Staples	5.1
Non-U.S. Government Agency ABS	4.3
Utilities	4.3
Materials	2.3
Telecommunication Services	2.2
Short Term Investments	6.4
Net Investments	100.0%

JNL/WMC Money Market Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 5.2%
FINANCIALS - 4.0%
Bank of New York Mellon Corp., 2.30%, 07/28/16	$4,760	$4,765
Bank of Nova Scotia, 1.15%, 07/15/16 (i)	2,136	2,136
Metropolitan Life Global Funding I, 0.83%, 07/14/16 (i) (r)	1,700	1,700
New York Life Global Funding, 0.68%, 08/05/16 (i) (r)	9,000	9,000
Royal Bank of Canada, 2.30%, 07/20/16	11,050	11,060
Svenska Handelsbanken AB, 3.13%, 07/12/16	5,000	5,004
Toronto-Dominion Bank
0.80%, 07/13/16 (i)	7,200	7,200
1.12%, 09/09/16 (i)	8,000	8,005
1.63%, 09/14/16 (r)	19,000	19,035
Wells Fargo & Co., 1.16%, 07/20/16 (i)	4,600	4,601
		72,506
INFORMATION TECHNOLOGY - 1.2%
International Business Machines Corp., 1.95%, 07/22/16	20,846	20,863
Total Corporate Bonds and Notes (cost $93,369)		93,369

GOVERNMENT AND AGENCY OBLIGATIONS - 14.3%
GOVERNMENT SECURITIES - 13.5%
Federal Farm Credit Bank - 0.5% (w)
Federal Farm Credit Bank, 0.53%, 04/28/17 (i)	9,600	9,600

Federal Home Loan Bank - 6.2% (w)
Federal Home Loan Bank
0.50%, 07/26/16 - 09/28/16	40,480	40,479
0.41%, 08/05/16	16,360	16,359
0.47%, 08/22/16	10,000	10,000
0.38%, 08/25/16	5,000	5,000
0.50%, 10/11/16 (i)	18,000	18,000
0.63%, 11/23/16	11,390	11,392
1.63%, 12/09/16	4,250	4,270
0.88%, 05/24/17	6,230	6,239
		111,739

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Federal Home Loan Mortgage Corp. - 3.5% (w)
Federal Home Loan Mortgage Corp.
5.50%, 07/18/16	15,000	15,036
2.00%, 08/25/16	19,795	19,839
0.88%, 02/22/17	21,000	21,026
1.00%, 03/08/17	6,626	6,640
		62,541
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association, 1.25%, 01/30/17	13,317	13,364

U.S. Treasury Securities - 2.6%
U.S. Treasury Note
0.34%, 07/31/17 (i)	26,000	25,988
0.43%, 10/31/17 (i)	20,000	20,002
		45,990
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Bank - 0.8%
Federal Home Loan Bank
0.43%, 11/25/16 (i)	8,000	8,000
0.46%, 02/27/17 (i)	6,230	6,230
		14,230
Total Government and Agency Obligations (cost $257,464)		257,464

SHORT TERM INVESTMENTS - 59.9%
Certificates of Deposit - 14.4%
Abbey National North America LLC, 0.62%, 09/13/16	16,500	16,500
Bank of Montreal, 0.61%, 09/13/16	16,600	16,600
Canadian Imperial Bank of Commerce
0.79%, 08/05/16 (i)	15,000	15,000
0.78%, 09/12/16 (i)	12,500	12,500
CIBC World Markets Corp., 0.40%, 08/22/16	17,000	17,000
Credit Agricole SA, 0.58%, 09/13/16	16,500	16,500
Natixis
0.82%, 08/02/16 (i)	23,000	23,000
0.74%, 08/10/16	9,000	9,000
0.61%, 09/13/16	7,000	7,000
Nordea Bank Finland Plc, 0.51%, 09/14/16	23,750	23,750
Rabobank Nederland NV, 0.71%, 08/18/16	19,000	19,000
Sumitomo Bank NY
0.76%, 08/10/16	9,000	9,000
0.45%, 08/22/16	15,500	15,500
Svenska Handelsbanken AB
0.78%, 08/02/16 (i)	19,250	19,250
0.45%, 08/22/16	15,500	15,500
US Bank NA, 0.75%, 07/20/16 (i)	24,000	24,000
		259,100
Commercial Paper - 14.4%
BPCE SA, 0.60%, 07/07/16 (r)	16,400	16,398
Chevron Corp., 0.52%, 08/01/16 (r)	11,976	11,971
Coca-Cola Co., 0.50%, 07/12/16 (r)	15,000	14,998
Fairway Finance Corp.
0.55%, 07/25/16 (r)	15,000	14,994
0.50%, 08/29/16 (r)	12,440	12,430
0.65%, 09/14/16 (r)	6,667	6,658
GE Capital Treasury Services (US) LLC
0.42%, 07/06/16	18,000	17,999
0.43%, 08/01/16	17,500	17,493
Kreditanstalt fur Wiederaufbau, 0.58%, 07/05/16 (r)	26,000	25,998
MetLife Short Term Funding LLC
0.58%, 07/11/16 (r)	16,000	15,997
0.52%, 09/07/16 (r)	8,500	8,492
Microsoft Corp., 0.37%, 07/13/16 (r)	18,000	17,998
PepsiCo Inc., 0.40%, 08/19/16 (r)	17,000	16,991
Quebec Province, 0.50%, 09/14/16	23,750	23,725
Thunder Bay Funding LLC, 0.66%, 07/19/16 (r)	13,000	12,996
Toyota Motor Credit Corp., 0.61%, 09/08/16	25,000	24,971
		260,109
Federal Home Loan Bank - 14.0% (w)
Federal Home Loan Bank
0.42%, 07/01/16	32,000	32,000
0.39%, 07/25/16	35,000	34,991
0.22%, 07/29/16	40,000	39,984
0.47%, 08/12/16	14,000	13,992
0.14%, 08/17/16	37,000	36,983
0.50%, 09/02/16	20,000	19,983
0.18%, 09/07/16	37,500	37,472
0.37%, 09/19/16	20,000	19,984
0.41%, 09/21/16	18,000	17,983
		253,372
Federal Home Loan Mortgage Corp. - 7.1% (w)
Federal Home Loan Mortgage Corp.
0.46%, 07/22/16	40,000	39,989
0.38%, 07/25/16	40,000	39,990
0.39%, 09/06/16	38,000	37,972
0.50%, 10/19/16	10,000	9,985
		127,936
Federal National Mortgage Association - 1.0% (w)
Federal National Mortgage Association, 0.40%, 07/25/16	18,000	17,995

Repurchase Agreements - 9.0%
Repurchase Agreement with BCL, 0.40% (Collateralized by $7,560 U.S. Treasury Note, 1.25-3.63%, due 10/31/16-08/15/43, value $9,894) acquired on 06/30/16, due on 07/01/16 at $9,700	9,700	9,700
Repurchase Agreement with BMO, 0.40% (Collateralized by $2,363 U.S. Treasury Note, 0.00-3.63%, due 12/31/16-05/31/20, value $2,444 and $3 Federal National Mortgage Association, 2.00%, due 07/01/28, value $4) acquired on 06/30/16, due on 07/01/16 at $2,400	2,400	2,400
Repurchase Agreement with BNP, 0.40% (Collateralized by $0 U.S. Treasury Note, 4.50%, due 04/20/44, value $0, $5 Government National Mortgage Association, 1.75-3.00%, due 05/20/37-04/20/46, value $5 and $988 Federal National Mortgage Association, 2.53-4.00%, due 11/01/36-05/01/46, value $1,015) acquired on 06/30/16, due on 07/01/16 at $1,000	1,000	1,000
Repurchase Agreement with BOA, 0.44% (Collateralized by $13,341 Government National Mortgage Association, 4.50%, due 04/20/44, value $14,382) acquired on 06/30/16, due on 07/01/16 at $14,100	14,100	14,100
Repurchase Agreement with DUB, 0.41% (Collateralized by $4,914 U.S. Treasury Bond, 3.63%, due 02/15/44, value $6,426) acquired on 06/30/16, due on 07/01/16 at $6,300	6,300	6,300
Repurchase Agreement with GSC, 0.35% (Collateralized by $38,050 Government National Mortgage Association, 4.00%, due 09/20/43-10/20/43, value $40,800) acquired on 06/29/16, due on 07/06/16 at $40,003	40,000	40,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with GSC, 0.40% (Collateralized by $34,429 Government National Mortgage Association, 2.50-5.00%, due 11/15/42-07/20/45, value $35,700) acquired on 06/24/16, due on 07/01/16 at $35,003	35,000	35,000
Repurchase Agreement with GSC, 0.40% (Collateralized by $38,033 Government National Mortgage Association, 4.00%, due 01/20/43-03/20/44, value $40,800) acquired on 06/27/16, due on 07/05/16 at $40,003	40,000	40,000
Repurchase Agreement with GSC, 0.42% (Collateralized by $960 Federal National Mortgage Association, 3.50%, due 12/01/25-06/01/27, value $1,020) acquired on 06/30/16, due on 07/01/16 at $1,000	1,000	1,000
Repurchase Agreement with RBC, 0.40% (Collateralized by $81 Government National Mortgage Association, 3.50-4.50%, due 01/20/46-02/20/46, value $89, $2,376 Federal National Mortgage Association, 2.22-4.87%, due 09/01/33-04/01/46, value $2,491, and $459 Federal Home Loan Mortgage Corp., 2.19-4.00%, due 02/01/30-05/01/46, value $480) acquired on 06/30/16, due on 07/01/16 at $3,000	3,000	3,000
Repurchase Agreement with TDS, 0.40% (Collateralized by $8,630 U.S. Treasury Note, 2.75%, due 02/15/19, value $9,180) acquired on 06/30/16, due on 07/01/16 at $9,000	9,000	9,000
		161,500
Total Short Term Investments (cost $1,080,012)		1,080,012
Total Investments - 79.4% (cost $1,430,845)		1,430,845
Other Assets and Liabilities, Net - 20.6%		370,708
Total Net Assets - 100.0%		$1,801,553

Portfolio Composition:	Percentage of Total Investments
Government Securities	17.0%
Financials	5.1
Information Technology	1.4
U.S. Government Agency MBS	1.0
Short Term Investments	75.5
Total Investments	100.0%

JNL/WMC Value Fund

	Shares/Par †	Value
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 10.8%
CBS Corp. - Class B	378	$20,589
Comcast Corp. - Class A	301	19,609
Hilton Worldwide Holdings Inc.	738	16,620
Home Depot Inc.	117	14,930
Liberty Interactive Corp. QVC Group (c)	655	16,625
Lowe’s Cos. Inc.	220	17,430
Norwegian Cruise Line Holdings Ltd. (c)	376	14,966
Pulte Homes Inc.	799	15,565
PVH Corp.	154	14,466
Signet Jewelers Ltd.	132	10,837
Thomson Reuters Corp.	380	15,373
		177,010
CONSUMER STAPLES - 5.1%
British American Tobacco Plc	304	19,703
CVS Health Corp.	203	19,403
Diageo Plc - ADR (e)	82	9,262
Ingredion Inc.	137	17,690
Kraft Heinz Foods Co.	196	17,321
		83,379
ENERGY - 12.2%
Anadarko Petroleum Corp.	173	9,199
Canadian Natural Resources Ltd. (e)	414	12,754
Chevron Corp.	386	40,515
EOG Resources Inc.	281	23,444
Exxon Mobil Corp.	316	29,625
Halliburton Co.	523	23,686
Marathon Oil Corp.	1,330	19,957
Occidental Petroleum Corp.	167	12,641
Pioneer Natural Resources Co.	123	18,599
PrairieSky Royalty Ltd.	8	158
Southwestern Energy Co. (c) (e)	764	9,614
		200,192
FINANCIALS - 23.3%
American International Group Inc.	297	15,719
Ameriprise Financial Inc.	119	10,684
BlackRock Inc.	74	25,320
Chubb Ltd.	203	26,564
Citigroup Inc.	774	32,806
Goldman Sachs Group Inc.	101	14,965
Intercontinental Exchange Inc.	61	15,701
Invesco Ltd.	577	14,747
JPMorgan Chase & Co.	963	59,849
M&T Bank Corp.	163	19,274
Marsh & McLennan Cos. Inc.	323	22,114
MetLife Inc.	420	16,745
PNC Financial Services Group Inc.	393	32,017
Principal Financial Group Inc.	259	10,652
Unum Group	271	8,619
Wells Fargo & Co.	1,234	58,428
		384,204
HEALTH CARE - 14.1%
Allergan Plc (c)	82	18,834
Amgen Inc.	111	16,829
AstraZeneca Plc - ADR (e)	544	16,418
Baxter International Inc.	212	9,579
Bristol-Myers Squibb Co.	373	27,466
Gilead Sciences Inc.	130	10,812
Medtronic Plc	355	30,815
Merck & Co. Inc.	782	45,022
Pfizer Inc.	275	9,678
Roche Holding AG	79	20,808
UnitedHealth Group Inc.	188	26,575
		232,836
INDUSTRIALS - 12.5%
3M Co.	116	20,316
Caterpillar Inc.	106	8,059
Eaton Corp. Plc	413	24,666
Fortune Brands Home & Security Inc. (e)	428	24,820
General Electric Co.	1,058	33,321
Ingersoll-Rand Plc	333	21,196
Nielsen Holdings Plc	349	18,148
Triumph Group Inc. (e)	342	12,152
Union Pacific Corp.	219	19,116
United Technologies Corp.	241	24,753
		206,547

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 12.3%
Analog Devices Inc.	149	8,416
Cisco Systems Inc.	1,954	56,046
Intel Corp.	1,044	34,236
Maxim Integrated Products Inc.	661	23,574
Microsoft Corp.	846	43,270
QUALCOMM Inc.	393	21,036
Symantec Corp.	735	15,105
		201,683
MATERIALS - 3.0%
Agrium Inc. (e)	119	10,742
Dow Chemical Co.	414	20,564
International Paper Co.	223	9,463
Nucor Corp.	174	8,576
		49,345
TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications Inc.	535	29,864

UTILITIES - 3.9%
Dominion Resources Inc.	126	9,788
Edison International	224	17,415
Eversource Energy	393	23,526
NextEra Energy Inc.	105	13,714
		64,443
Total Common Stocks (cost $1,311,655)		1,629,503

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 0.3%
JNL Money Market Fund, 0.26% (a) (h)	5,507	5,507
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	47,334	47,334
Total Short Term Investments (cost $52,841)		52,841
Total Investments - 102.2% (cost $1,364,496)		1,682,344
Other Assets and Liabilities, Net - (2.2%)		(36,337)
Total Net Assets - 100.0%		$1,646,007

Portfolio Composition:	Percentage of Total Investments
Financials	22.8%
Health Care	13.8
Industrials	12.3
Information Technology	12.0
Energy	11.9
Consumer Discretionary	10.5
Consumer Staples	5.0
Utilities	3.8
Materials	2.9
Telecommunication Services	1.8
Short Term Investments	3.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

(a)         Investment in affiliate.

(b)         Consolidated Schedule of Investments.

(c)          Non-income producing security.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented less than 0.50% of each Fund’s net assets except for the following Funds:  JNL/Franklin Templeton Mutual Shares Fund - 1.00%, JNL/PPM America Floating Rate Income Fund - 0.68%, JNL/PPM America High Yield Bond Fund - 1.00%, JNL/Westchester Capital Event Driven Fund - 2.22%.

(e)          All or portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)          All or a portion of the security was purchased or sold on a delayed delivery basis. As of June 30, 2016, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $21,768; JNL/Capital Guardian Global Balanced Fund $4,306; JNL/FPA + DoubleLine Flexible Allocation Fund $19,013; JNL/Goldman Sachs Core Plus Bond Fund $100,939; JNL/Mellon Capital Bond Index Fund $87,503; JNL Multi-Manager Alternative Fund $105; JNL/Neuberger Berman Strategic Income Fund $129,471; JNL/PIMCO Real Return Fund $1,394,670; JNL/PIMCO Total Return Bond Fund $1,354,720; JNL/PPM America Total Return Fund $31,960; JNL/T. Rowe Price Short-Term Bond Fund $11,486; JNL/WMC Balanced Fund $147,918. As of June 30, 2016, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Goldman Sachs Core Plus Bond Fund $45,143; JNL/Mellon Capital Bond Index Fund $3,549; JNL/WMC Balanced Fund $36,510.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2016.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of June 30, 2016.

(j)            Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)     Perpetual security.

(n)         Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security is pledged or segregated as collateral.

(p)         Security is restricted to resale to institutional investors.  See Restricted Securities in these Notes to Schedules of Investments.

(q)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(r)            The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of June 30, 2016, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $107,457, 2.9%; JNL/Crescent High Income Fund - $88,756, 24.4%; JNL/DoubleLine Emerging Markets Fixed Income Fund - $14,431, 11.6%; JNL/DoubleLine Shiller Enhanced CAPE Fund - $231,111, 32.0%; JNL/FPA + DoubleLine Flexible Allocation Fund - $183,881, 9.1%; JNL/Franklin Templeton Global Multisector Bond Fund - $156,599, 9.6%; JNL/Franklin Templeton Income Fund - $471,646, 20.4%; JNL/Franklin Templeton Mutual Shares Fund - $14,923, 1.3%; JNL/Goldman Sachs Core Plus Bond Fund - $182,526, 15.2%; JNL/Goldman Sachs Emerging Markets Debt Fund - $61,087, 18.4%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $51,591, 3.0%; JNL/Mellon Capital Bond Index Fund - $6,925, 0.6%; JNL Multi-Manager Alternative Fund - $39,418, 5.5%; JNL/Neuberger Berman Strategic Income Fund - $38,936, 6.3%; JNL/Oppenheimer Emerging Markets Innovator Fund - $6,432, 2.4%; JNL/PIMCO Real Return Fund - $69,459, 4.2%; JNL/PIMCO Total Return Bond Fund - $426,078, 10.2%; JNL/PPM America Floating Rate Income Fund - $36,647, 2.9%; JNL/PPM America High Yield Bond Fund - $842,467, 36.3%; JNL/PPM America Total Return Fund - $190,253, 18.3%; JNL/Scout Unconstrained Bond Fund - $30,838, 2.5%; JNL/T. Rowe Price Short-Term Bond Fund - $370,244, 21.4%; JNL/T. Rowe Price Value Fund - $13,979, 0.3%; JNL/Westchester Capital Event Driven Fund - $7,596, 2.22%; JNL/WMC Balanced Fund - $282,583, 5.2%; JNL/WMC Money Market Fund - $205,656, 11.4%.

(s)           Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            The Fund had an unfunded commitment at June 30, 2016.  See Unfunded Commitments in the Notes to Financial Statements.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Convertible security.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)         Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)          This variable rate senior loan will settle after June 30, 2016, at which time the interest rate will be determined.

†                 Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.

‡                 All or a portion of the security is subject to a written call option.

*                 A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2016.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Commission’s website, www.sec.gov.

Currencies:

AUD - Australian Dollar	CLP - Chilean Peso	DOP - Dominican Peso	IDR - Indonesian Rupiah
AED - United Arab Emirates Dirham	CNH - Chinese Offshore Yuan	EUR - European Currency Unit (Euro)	ILS - Israeli New Shekel
ARS - Argentine Peso	CNY - Chinese Yuan	GBP - British Pound	INR - Indian Rupee
BRL - Brazilian Real	COP - Colombian Peso	GHS - Ghanaian Cedi	JPY - Japanese Yen
CAD - Canadian Dollar	CZK - Czech Republic Korunas	HKD - Hong Kong Dollar	KRW - Korean Won
CHF - Swiss Franc	DKK - Danish Krone	HUF - Hungarian Forint	LKR - Sri Lankan Rupee

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Currencies: (continued)
MXN - Mexican Peso	PHP - Philippine Peso	SEK - Swedish Krona	USD - United States Dollar
MYR - Malaysian Ringgit	PLN - Polish Zloty	SGD - Singapore Dollar	UYU - Uruguayan Peso
NOK - Norwegian Krone	RON - Romanian New Leu	THB - Thai Baht	ZAR - South African Rand
NZD - New Zealand Dollar	RSD - Serbian Dinar	TRY - New Turkish Lira
PEN - Peruvian Nuevo Sol	RUB - Russian Ruble	TWD - Taiwan Dollar

Abbreviations:

“-” Amount rounds to less than one thousand	FTSE - Financial Times and the London Stock Exchange
ABS – Asset-Backed Security	GDR - Global Depository Receipt
ADR - American Depositary Receipt	IBEX - Iberia Index
ASX - Australian Stock Exchange	iTraxx - Group of international credit derivative indices
CAC - Cotation Assistee en Continu	monitored by the International Index Company
CAPE - Cyclically Adjusted Price Earnings	JSE - Johannesburg Stock Exchange
CDI - Chess Depository Interest	KCBT - Kansas City Board of Trade
CDO - Collateralized Debt Obligation	KOSPI - Korea Composite Stock Price Index
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LIBOR - London Interbank Offered Rate LME - London Metal Exchange
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MBS - Mortgage-Backed Security MIB - Milano Indice Borsa
CMBX.NA.AAA - Commercial Mortgage-backed Securities Index - North American	MICEX - Moscow Interbank Currency Exchange Index MSCI - Morgan Stanley Capital International
CLO - Collateralized Loan Obligation	NASDAQ - National Association of Securities Dealers
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	Automated Quotations NVDR - Non-Voting Depository Receipt
CVA - Commanditaire Vennootschap op Aandelen	OAT - Obligations Assimilables du Tresor
EAFE - Europe, Australia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
Euribor- Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	S&P - Standard & Poor’s SDR - Swedish Depository Receipt
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	SGX - Singapore Exchange SPDR - Standard & Poor’s Depository Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years	SPI - Schedule Performance Index TBA - To Be Announced (Securities purchased on a delayed
Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	delivery basis) TES - Peso Denominated Treasury Bonds
Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years	UFJ - United Financial of Japan ULSD - Ultra-low sulfur diesel
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	WTI - West Texas Intermediate
FDR - Fiduciary Depository Receipt

Counterparty Abbreviations:

ANZ - Australia & New Zealand Banking Group Ltd.	HSB - HSBC Securities, Inc.
BBH - Brown Brothers Harriman & Co.	IMP - Imperial Capital Inc.
BBP - Barclays Bank Plc	JPM - J.P. Morgan Securities, Inc.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch Professional Clearing Corp.
BMO Bank of Montreal	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	MSS - Morgan Stanley Capital Services Inc.
BNY - BNY Capital Markets	RBC - Royal Bank of Canada
BOA - Bancamerica Securities/Bank of America NA	RBS - Royal Bank of Scotland
CGM - Citigroup Global Markets	SCB - Standard Chartered Bank
CIB - CIBC World Markets	SGA - SG Americas Securities, LLC
CIT - Citibank, Inc.	SGB - Societe Generale Bannon LLC
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	TDS - TD Securities Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	WBC - Westpac Banking Corporation

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2016, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund
AliphCom Inc., 0.00%, 04/01/20	04/28/2015	$13,943	$6,693	0.2%
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/2011	708	248	—
CapitaLand Ltd., 2.10%, 11/15/16	04/16/2012	2,789	2,595	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	01/18/2012	$1,991	$1,918	0.1%
Delta Topco Ltd.	01/23/2012	984	110	—
Delta Topco Ltd., 10.00%, 11/24/60	05/03/2012	2,219	1,968	0.1
Domo Inc.	04/02/2015	5,514	4,931	0.1
Dropbox Inc.- Series C	01/29/2014	7,795	4,865	0.1
First Quantum Minerals Ltd., 6.75%, 02/15/20	11/23/2015	945	1,188	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	08/25/2015	2,849	3,327	0.1
France Government Bond, 0.50%, 05/25/26	04/01/2016	22,116	22,100	0.6
Grand Rounds Inc.- Series C	04/01/2015	1,774	1,732	—
Logistics UK 2015 Plc, 4.19%, 08/20/18	08/04/2015	3,177	2,548	0.1
Lookout Inc.- Series F	09/22/2014	3,242	2,602	0.1
Lookout Inc.	03/05/2015	237	190	—
Palantir Technologies Inc.	02/10/2014	3,142	3,685	0.1
REI Agro Ltd., 0.00%, 11/13/14	02/08/2012	606	3	—
REI Agro Ltd., 0.00%, 11/13/14	11/13/2011	184	1	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,224	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	6,224	6,002	0.2
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	816	644	—
Telefonica Participaciones SAU, 4.90%, 09/25/17	08/01/2016	716	634	—
Telefonica SA, 6.00%, 07/24/17	07/18/2014	1,758	1,235	—
Uber Technologies Inc.	06/09/2014	4,702	14,784	0.4
United Kingdom Gilt Treasury Bond, 3.50%, 01/22/45	05/12/2016	5,449	5,571	0.2
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	10/16/2015	1,447	1,539	—
		$96,427	$92,337	2.5%
JNL/BlackRock Large Cap Select Growth Fund
Palantir Technologies Inc.	02/10/2014	$7,639	$8,960	0.4%
JNL/BlackRock Natural Resources Fund
Uranium Energy Corp.	11/02/2010	$1,244	$321	—%
JNL/Capital Guardian Global Balanced Fund
ASAT Holdings Ltd.	12/30/2009	$1	$—	—%
Abu Dhabi National Energy Co., 3.63%, 01/12/23	06/12/2015	600	620	0.1
Argentina Republic Government International Bond, 7.50%, 04/22/26	04/19/2016	200	216	0.1
BAT International Finance Plc, 2.75%, 06/15/20	06/11/2015	30	31	—
BAT International Finance Plc, 3.50%, 06/15/22	06/11/2015	20	21	—
BAT International Finance Plc, 3.95%, 06/15/25	06/11/2015	30	33	—
Belgium Government Bond, 1.00%, 06/22/26	01/22/2016	1,624	1,731	0.4
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	209	206	0.1
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	516	535	0.1
Cequel Communications Escrow I LLC, 6.38%, 09/15/20	12/02/2015	98	101	—
Communications Sales & Leasing Inc., 6.00%, 04/15/23	12/02/2015	48	51	—
Core Industrial Trust REMIC, 3.04%, 02/10/22	04/02/2015	267	274	0.1
Corporate Risk Holdings Corp.	09/10/2015	—	—	—
Corporate Risk Holdings I Inc.	09/10/2015	59	49	—
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	199	202	0.1
DJO Finco LLC, 8.13%, 06/15/21	12/02/2015	91	87	—
Daimler Finance North America LLC, 2.00%, 07/06/21	06/30/2016	200	200	—
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/2015	250	255	0.1
Dominican Republic International Bond, 6.88%, 01/29/26	06/29/2016	109	111	—
EMD Finance LLC, 2.40%, 03/19/20	03/17/2015	85	86	—
EMD Finance LLC, 2.95%, 03/19/22	04/01/2015	10	10	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/2015	170	174	—
EQTY Mortgage Trust REMIC, 1.30%, 05/08/31	06/09/2014	115	114	—
Enterprise Fleet Financing LLC, 0.87%, 12/20/16	02/12/2014	56	56	—
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22	12/02/2015	96	110	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	101	84	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	80	—
Hertz Vehicle Financing LLC, 2.73%, 03/25/20	04/15/2015	159	162	—
Hilton USA Trust REMIC, 2.66%, 11/05/18	11/25/2013	200	201	0.1
Italy Buoni Poliennali Del Tesoro, 3.50%, 03/01/30	01/22/2015	461	477	0.1
Italy Buoni Poliennali Del Tesoro, 4.75%, 08/01/23	01/06/2015	432	424	0.1
Korea Housing Finance Corp., 2.50%, 11/15/20	11/13/2015	249	256	0.1
Kraft Heinz Foods Co., 3.00%, 06/01/26	05/10/2016	90	91	—
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34	06/11/2015	200	209	0.1
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	100	102	—
Navios Maritime Acquisition Corp., 8.13%, 11/15/21	12/02/2015	92	79	—
Niagara Mohawk Power Corp., 3.51%, 10/01/24	09/23/2014	40	43	—
Niagara Mohawk Power Corp., 4.28%, 10/01/34	09/23/2014	20	22	—
Norway Government Bond, 3.75%, 05/25/21	10/01/2015	155	155	—
Norway Government Bond, 4.25%, 05/19/17	01/06/2012	137	99	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund (continued)
Republic of Indonesia, 4.75%, 01/08/26	12/02/2015	$299	$327	0.1%
Roche Holdings Inc., 3.35%, 09/30/24	02/20/2015	207	217	0.1
Scentre Group Trust, 3.50%, 02/12/25	11/07/2014	104	109	—
Schlumberger Holdings Corp., 4.00%, 12/21/25	12/11/2015	120	129	—
Senegal Government International Bond, 8.75%, 05/13/21	10/30/2015	214	219	0.1
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	248	290	0.1
Spain Government Bond, 1.95%, 04/30/26	01/15/2016	766	827	0.2
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	563	594	0.1
Trade MAPS 1 Ltd., 1.15%, 12/10/16	01/07/2014	125	124	—
Trade MAPS 1 Ltd., 1.70%, 12/10/16	01/07/2014	100	99	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	200	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	204	172	—
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	11/13/2014	200	203	0.1
WEA Finance LLC, 2.70%, 09/17/19	09/11/2014	200	204	0.1
WEA Finance LLC, 3.25%, 10/05/20	09/29/2015	399	416	0.1
		$11,569	$11,887	2.6%
JNL/Crescent High Income Fund
Block Communications Inc., 7.25%, 02/01/20	06/13/2016	$1,786	$1,767	0.5%
Emerald Expositions Holdings Inc. Term Loan B, 0.00%, 06/17/20	04/29/2016	150	149	—
Emerald Expositions Holdings Inc. Term Loan B, 4.75%, 06/17/20	04/29/2016	1,004	996	0.3
Teine Energy Ltd., 6.88%, 09/30/22	06/06/2016	415	417	0.1
		$3,355	$3,329	0.9%
JNL/DFA U.S. Core Equity Fund
Casa Lay	01/30/2015	$14	$14	—%
Dyax Corp.	01/22/2016	3	3	—
HKN Inc.	08/03/2012	2	—	—
Property Development Center	01/30/2015	1	1	—
		$20	$18	—%
JNL/FPA + DoubleLine Flexible Allocation Fund
Delta Topco Ltd.	01/23/2012	$30,886	$3,029	0.1%
Delta Topco Ltd., 10.00%, 11/24/60	05/03/2012	60,669	54,129	2.7
Media Group Holdings LLC	06/21/2013	68,605	15,389	0.8
		$160,160	$72,547	3.6%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	11/05/2013	$33,898	$36,228	4.1%

JNL/Franklin Templeton Global Multisector Bond Fund
CEVA Holdings LLC	11/09/2012	$1,008	$272	—%
CEVA Holdings LLC	11/09/2012	466	126	—
CEVA Holdings LLC	05/02/2013	22	8	—
Edcon Ltd.	12/15/2015	—	1,266	0.1
Edcon Ltd.	12/15/2015	—	102	—
Edcon Ltd.	12/15/2015	—	—	—
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	07/11/2014	469	411	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	07/11/2014	1,220	1,062	0.1
		$3,185	$3,247	0.2%
JNL/Franklin Templeton Income Fund
CEVA Holdings LLC	07/23/2012	$3,602	$645	0.1%
CEVA Holdings LLC- Series A-1	05/02/2013	73	26	—
CEVA Holdings LLC- Series A-2	07/23/2012	2,444	612	—
Rex Energy Corp.	05/04/2015	76	70	—
		$6,195	$1,353	0.1%
JNL/Franklin Templeton International Small Cap Growth Fund
Refresco Group NV	01/06/2016	$3,149	$2,814	0.6%
Thule Group AB	08/26/2015	2,744	3,216	0.6
		$5,893	$6,030	1.2%
JNL/Franklin Templeton Mutual Shares Fund
Tribune Co. Litigation Interests	02/22/2013	$—	$—	—%
Tropicana Entertainment LLC, 0.00%, 12/15/14	12/14/2007	743	—	—
Warrior Met Coal LLC	03/24/2016	554	698	0.1
Warrior Met Coal LLC	05/07/2015	3,711	298	—
		$5,008	$996	0.1%
JNL/Goldman Sachs Core Plus Bond Fund
Commonwealth of Puerto Rico, 5.00%, 07/01/34	05/13/2014	$7	$6	—%
Commonwealth of Puerto Rico, 5.00%, 07/01/41	03/25/2014	44	42	—
Commonwealth of Puerto Rico, 5.13%, 07/01/31	05/13/2014	7	6	—
Commonwealth of Puerto Rico, 5.38%, 07/01/33	09/09/2014	111	91	—
Commonwealth of Puerto Rico, 5.50%, 07/01/26	05/13/2014	137	107	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Commonwealth of Puerto Rico, 5.50%, 07/01/32	05/08/2014	$8	$6	—%
Commonwealth of Puerto Rico, 5.50%, 07/01/39	03/27/2014	179	168	—
Commonwealth of Puerto Rico, 5.63%, 07/01/32	05/06/2014	8	6	—
Commonwealth of Puerto Rico, 5.75%, 07/01/38	04/02/2014	11	10	—
Commonwealth of Puerto Rico, 5.75%, 07/01/41	05/05/2014	11	10	—
Commonwealth of Puerto Rico, 5.88%, 07/01/36	05/07/2014	8	6	—
Commonwealth of Puerto Rico, 6.00%, 07/01/34	05/08/2014	8	7	—
Commonwealth of Puerto Rico, 8.00%, 07/01/35	03/11/2014	1,433	1,129	0.1
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20	05/28/2015	2,779	2,836	0.3
Federal Home Loan Mortgage Corp., 3.00%, 12/15/27	04/10/2013	83	77	—
Federal Home Loan Mortgage Corp. REMIC, 5.16%, 05/15/45	05/17/2016	224	221	—
Federal Home Loan Mortgage Corp. REMIC, 5.61%, 04/15/44	05/09/2016	242	205	—
Federal Home Loan Mortgage Corp. REMIC, 5.66%, 07/15/39	12/22/2015	163	170	—
Federal Home Loan Mortgage Corp. REMIC, 5.66%, 11/15/43	11/27/2013	155	227	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.54%, 11/25/40	09/28/2012	(15)	617	0.1
Federal National Mortgage Association REMIC, 5.25%, 11/25/45	10/29/2015	1,960	2,065	0.2
Federal National Mortgage Association REMIC, 5.25%, 11/25/45	10/29/2015	317	344	—
Federal National Mortgage Association REMIC, 5.25%, 11/25/45	10/29/2015	83	81	—
Federal National Mortgage Association REMIC, 5.65%, 09/25/43	09/24/2015	159	156	—
Federal National Mortgage Association REMIC, 5.65%, 12/25/43	10/02/2015	350	378	0.1
Federal National Mortgage Association REMIC, 5.70%, 07/25/42	01/28/2016	148	131	—
Federal National Mortgage Association REMIC, 5.70%, 02/25/46	05/24/2016	383	453	0.1
Federal National Mortgage Association REMIC, 5.80%, 01/25/45	10/09/2015	176	185	—
Federal National Mortgage Association REMIC, 5.80%, 11/25/45	10/29/2015	146	134	—
Federal National Mortgage Association REMIC, 6.22%, 07/25/42	06/06/2016	146	142	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.40%, 05/17/32	01/08/2003	—	—	—
Geo Maquinaria, 0.00%, 05/02/21	04/21/2011	268	3	—
Government National Mortgage Association REMIC, 5.00%, 10/20/44	03/07/2016	475	456	0.1
Government National Mortgage Association REMIC, 5.00%, 08/20/45	03/04/2016	398	373	—
Government National Mortgage Association REMIC, 5.15%, 09/20/44	10/22/2015	93	85	—
Government National Mortgage Association REMIC, 5.20%, 01/20/46	01/29/2016	354	314	—
Government National Mortgage Association REMIC, 5.20%, 01/20/46	01/29/2016	275	237	—
Government National Mortgage Association REMIC, 5.20%, 01/20/46	01/29/2016	133	117	—
Government National Mortgage Association REMIC, 5.25%, 10/20/45	11/18/2015	113	103	—
Government National Mortgage Association REMIC, 5.26%, 08/20/45	10/07/2015	544	493	0.1
Government National Mortgage Association REMIC, 5.27%, 09/20/45	10/20/2015	138	115	—
Government National Mortgage Association REMIC, 5.29%, 08/20/45	08/27/2015	139	99	—
Government National Mortgage Association REMIC, 5.30%, 03/20/40	09/30/2015	227	200	—
Government National Mortgage Association REMIC, 5.55%, 08/20/40	01/06/2016	336	320	—
Government National Mortgage Association REMIC, 5.65%, 09/20/43	10/15/2015	87	83	—
Government National Mortgage Association REMIC, 5.65%, 10/20/43	05/04/2016	360	316	—
Government National Mortgage Association REMIC, 5.65%, 03/20/44	10/15/2015	99	94	—
Government National Mortgage Association REMIC, 5.70%, 05/20/41	01/15/2016	235	207	—
Government National Mortgage Association REMIC, 5.70%, 07/20/43	10/19/2015	84	79	—
Government National Mortgage Association REMIC, 5.70%, 11/20/43	12/11/2015	80	76	—
Government National Mortgage Association REMIC, 5.75%, 09/20/45	09/01/2015	395	361	—
Government National Mortgage Association REMIC, 5.75%, 11/20/45	12/01/2015	106	97	—
Government National Mortgage Association REMIC, 5.80%, 12/20/42	12/11/2015	133	120	—
Government National Mortgage Association REMIC, 6.26%, 08/16/43	11/14/2013	140	191	—
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	09/22/2010	5,114	4,404	0.4
Home Interior Gift Inc.	02/22/2006	184	—	—
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/2014	1,650	1,705	0.2
Penske Truck Leasing Co. LP, 3.05%, 01/09/20	02/03/2015	2,435	2,444	0.2
Sappi Papier Holding GmbH, 7.75%, 07/15/17	10/16/2014	1,226	1,245	0.1
		$25,292	$24,353	2.0%
JNL/Goldman Sachs Emerging Markets Debt Fund
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24)	08/12/2011	$1,054	$648	0.2%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20)	07/26/2011	2,902	1,761	0.5
Commonwealth of Puerto Rico, 5.00%, 07/01/41	03/25/2014	31	29	—
Commonwealth of Puerto Rico, 5.13%, 07/01/31	05/13/2014	18	16	—
Commonwealth of Puerto Rico, 5.25%, 07/01/27	05/13/2014	8	6	—
Commonwealth of Puerto Rico, 5.25%, 07/01/37	05/08/2014	48	52	—
Commonwealth of Puerto Rico, 5.50%, 07/01/32	05/08/2014	34	29	—
Commonwealth of Puerto Rico, 5.63%, 07/01/32	05/06/2014	15	13	—
Commonwealth of Puerto Rico, 5.75%, 07/01/38	04/02/2014	42	36	—
Commonwealth of Puerto Rico, 5.75%, 07/01/41	05/05/2014	30	26	—
Commonwealth of Puerto Rico, 5.88%, 07/01/36	05/07/2014	15	13	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Commonwealth of Puerto Rico, 6.00%, 07/01/34	05/08/2014	$8	$7	—%
Commonwealth of Puerto Rico, 6.00%, 07/01/39	10/22/2014	214	192	0.1
Commonwealth of Puerto Rico, 6.00%, 07/01/39	05/05/2014	12	13	—
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21)	06/26/2012	3,802	2,573	0.8
Deutsche Bank AG Credit Linked Note (Indonesia Government, 9.00%, 03/15/29)	12/09/2015	1,398	1,499	0.4
Digicel Group Ltd., 8.25%, 09/30/20	12/13/2013	303	251	0.1
Digicel Ltd., 7.00%, 02/15/20	12/18/2013	201	186	0.1
First Quantum Minerals Ltd., 6.75%, 02/15/20	10/16/2015	292	301	0.1
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/2015	581	556	0.2
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	290	0.1
		$11,280	$8,497	2.6%
JNL/JPMorgan U.S. Government & Quality Bond Fund
IndyMac Seconds Asset Backed Trust REMIC, 0.71%, 06/25/36	05/22/2006	$753	$144	—%
SACO I Inc. REMIC, 0.71%, 06/25/36	05/30/2006	149	264	—
		$902	$408	—%
JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc.- Series A-1	05/02/2012	$40	$54	—%
Dropbox Inc.- Series C	01/30/2014	483	301	0.2
Flipkart Ltd.- Series D	01/07/2013	245	899	0.4
Palantir Technologies Inc.	07/20/2012	16	37	—
Palantir Technologies Inc.- Series H	10/28/2013	79	162	0.1
Palantir Technologies Inc.- Series H-1	10/28/2013	79	162	0.1
SurveyMonkey Inc.	11/26/2014	679	499	0.2
		$1,621	$2,114	1.0%
JNL Multi-Manager Alternative Fund
WL Ross Holding Corp.	06/09/2016	$71	$52	—%
WL Ross Nexeo Holding Corp.	06/09/2016	838	815	0.1
WLRS Fund I LLC	06/09/2016	46	36	—
		$955	$903	0.1%
JNL/Oppenheimer Emerging Markets Innovator Fund
Fu Shou Yuan International Group Ltd.	09/28/2015	$3,145	$3,098	1.2%
JNL/PIMCO Real Return Fund
Carlyle Global Market Strategies CLO Ltd., 2.02%, 01/20/25	06/10/2016	$900	$898	0.1%
Cavalry CLO II Ltd., 1.98%, 01/17/24	06/10/2016	399	398	—
Eurosail-UK 2007-3bl Plc, 0.87%, 06/13/45	06/20/2016	56	50	—
		$1,355	$1,346	0.1%
JNL/PIMCO Total Return Bond Fund
A P Moller - Maersk A/S, 2.55%, 09/22/19	03/21/2016	$3,947	$4,078	0.1%
Asciano Finance Ltd., 5.00%, 04/07/18	04/01/2011	4,619	4,753	0.1
BPCE SA, 12.50%, callable at 100 beginning 09/30/19	11/21/2014	7,009	6,910	0.2
Blackstone CQP Holdco LP, 9.30%, 03/31/19	06/26/2014	4,651	4,609	0.1
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/2015	11,100	11,719	0.3
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	04/13/2016	6,500	6,557	0.1
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	06/07/2016	8,276	8,284	0.2
Morgan Stanley Capital I Trust REMIC, 3.56%, 07/13/21	06/10/2016	516	512	—
Panther CDO V BV, 0.15%, 10/15/84	04/06/2015	6,576	6,786	0.2
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/2015	3,000	3,022	0.1
UBS Group AG, 3.00%, 04/15/21	03/30/2016	19,791	20,095	0.5
VB-S1 Issuer LLC, 4.46%, 06/15/21	06/08/2016	2,000	2,021	—
		$77,985	$79,346	1.9%
JNL/PPM America High Yield Bond Fund
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/2014	$4,828	$1,250	0.1%
Halcon Resources Corp., 12.00%, 02/15/22	12/29/2014	10,121	4,575	0.2
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	11,210	10,620	0.4
Lone Pine Resources Canada Ltd.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc. Escrow	12/05/2014	1,039	—	—
		$29,276	$16,445	0.7%
JNL/PPM America Total Return Fund
Enel SpA, 8.75%, 09/24/73	09/17/2013	$1,857	$2,132	0.2%
JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	07/14/2015	$7,889	$7,673	0.1%
Airbnb Inc.- Series D	04/16/2014	6,792	15,104	0.2
Beijing Xiaoju Kuaizhi Co. Ltd	10/20/2015	6,753	9,413	0.2
Dropbox Inc.- Class A	11/11/2014	8,341	5,205	0.1
Flipkart Ltd.	03/20/2015	1,141	844	—
Flipkart Ltd.- Series A	03/20/2015	389	288	—
Flipkart Ltd.- Series C	03/20/2015	688	509	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/T. Rowe Price Established Growth Fund (continued)
Flipkart Ltd.- Series E	03/20/2015	$1,278	$945	—%
Flipkart Ltd.- Series G	12/17/2014	6,117	4,305	0.1
Flipkart Ltd.- Series H	04/20/2015	6,745	3,997	0.1
LivingSocial- Series F	11/18/2011	1,185	—	—
WeWork Co.	06/23/2015	4,997	5,720	0.1
WeWork Co.	06/23/2015	556	636	—
		$52,871	$54,639	0.9%
JNL/T. Rowe Price Mid-Cap Growth Fund
Dropbox Inc.	05/02/2012	$383	$505	—%
Dropbox Inc.- Series A	05/02/2012	476	627	—
Dropbox Inc.- Series A-1	05/02/2012	2,338	3,080	0.1
LivingSocial	04/01/2011	4,061	—	—
WeWork Co.- Series D-1	12/10/2014	2,591	5,858	0.2
WeWork Co.- Series D-2	12/10/2014	2,036	4,603	0.1
WeWork Co.	12/10/2014	1,343	3,361	0.1
		$13,228	$18,034	0.5%

Investments in Affiliates - See Note 8 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  The following table details cash management investments in affiliates held at June 30, 2016.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AB Dynamic Asset Allocation Fund	$13,114	$6,584	$15
JNL/AQR Managed Futures Strategy Fund	121,277	121,277	163
JNL/BlackRock Large Cap Select Growth Fund	40,091	107,549	35
JNL/BlackRock Natural Resources Fund	32,373	46,600	70
JNL/Boston Partners Global Long Short Equity Fund	37,480	31,922	34
JNL/Brookfield Global Infrastructure and MLP Fund	29,791	9,869	25
JNL/Capital Guardian Global Balanced Fund	24,913	19,264	33
JNL/Causeway International Value Select Fund	35,383	28,223	38
JNL/Crescent High Income Fund	—	45,046	72
JNL/DFA U.S. Core Equity Fund	3,831	4,941	5
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	496	6
JNL/DoubleLine Shiller Enhanced CAPE Fund	34,878	36,634	70
JNL/FPA + DoubleLine Flexible Allocation Fund	63,949	38,699	198
JNL/Franklin Templeton Global Growth Fund	28,702	10,030	35
JNL/Franklin Templeton Global Multisector Bond Fund	263,025	289,661	278
JNL/Franklin Templeton Income Fund	181,039	205,429	233
JNL/Franklin Templeton International Small Cap Growth Fund	30,407	12,906	22
JNL/Franklin Templeton Mutual Shares Fund	80,288	73,945	73
JNL/Goldman Sachs Core Plus Bond Fund	159,837	64,121	84
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	10
JNL/Goldman Sachs Mid Cap Value Fund	23,628	47,221	60
JNL/Goldman Sachs U.S. Equity Flex Fund	7,130	21,423	19
JNL/Harris Oakmark Global Equity Fund	2,560	2,406	5
JNL/Invesco China-India Fund	5,060	—	17
JNL/Invesco Global Real Estate Fund	21,618	25,073	29
JNL/Invesco International Growth Fund	70,126	70,772	124
JNL/Invesco Mid Cap Value Fund	22,412	23,774	27
JNL/Invesco Small Cap Growth Fund	68,603	23,696	62
JNL/JPMorgan MidCap Growth Fund	50,171	21,247	53
JNL/JPMorgan U.S. Government & Quality Bond Fund	70,015	104,576	144
JNL/Lazard Emerging Markets Fund	3,595	24,043	24
JNL/Mellon Capital Emerging Markets Index Fund	13,611	2,727	13
JNL/Mellon Capital European 30 Fund	1,270	—	1
JNL/Mellon Capital Pacific Rim 30 Fund	297	—	—
JNL/Mellon Capital S&P 500 Index Fund	32,996	145,356	116
JNL/Mellon Capital S&P 400 MidCap Index Fund	33,612	29,047	50
JNL/Mellon Capital Small Cap Index Fund	7,827	8,251	19
JNL/Mellon Capital International Index Fund	19,024	38,417	29
JNL/Mellon Capital Bond Index Fund	57,117	66,857	83
JNL/Mellon Capital Utilities Sector Fund	236	1,290	1
JNL/Morgan Stanley Mid Cap Growth Fund	17,729	7,002	20
JNL Multi-Manager Alternative Fund	199,203	173,091	241

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL Multi-Manager Small Cap Growth Fund	$36,507	$13,434	$34
JNL Multi-Manager Small Cap Value Fund	22,296	26,219	38
JNL/Neuberger Berman Strategic Income Fund	35,753	11,208	37
JNL/Oppenheimer Emerging Markets Innovator Fund	16,319	22,892	29
JNL/Oppenheimer Global Growth Fund	27,717	84,919	57
JNL/PPM America Floating Rate Income Fund	—	72,179	14
JNL/PPM America High Yield Bond Fund	51,674	36,350	73
JNL/PPM America Mid Cap Value Fund	1,573	14,507	6
JNL/PPM America Small Cap Value Fund	—	6,263	7
JNL/PPM America Total Return Fund	34,606	59,007	50
JNL/PPM America Value Equity Fund	142	804	1
JNL/Red Rocks Listed Private Equity Fund	10,242	4,670	10
JNL/S&P Competitive Advantage Fund	5,986	1,464	13
JNL/S&P Dividend Income & Growth Fund	7,542	8,017	33
JNL/S&P International 5 Fund	323	123	—
JNL/S&P Intrinsic Value Fund	8,393	—	9
JNL/S&P Mid 3 Fund	1,006	116	1
JNL/S&P Total Yield Fund	1,993	1,285	14
JNL/Scout Unconstrained Bond Fund	53,596	219,171	175
JNL/T. Rowe Price Established Growth Fund	3,891	5,000	7
JNL/T. Rowe Price Mid-Cap Growth Fund	7,789	4,671	6
JNL/T. Rowe Price Short-Term Bond Fund	10,582	7,033	10
JNL/T. Rowe Price Value Fund	6,448	3,269	5
JNL/Westchester Capital Event Driven Fund	—	11,172	16
JNL/WMC Balanced Fund	228,903	259,197	278
JNL/WMC Value Fund	22,448	5,507	21

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$161,462	$67,964	$95
JNL/T. Rowe Price Mid-Cap Growth Fund	181,893	205,174	300
JNL/T. Rowe Price Short-Term Bond Fund	12,354	23,210	41
JNL/T. Rowe Price Value Fund	8,765	90,017	50

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2016.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$7,576	$—	$—	$—	$—	$9,450
JNL/BlackRock Global Allocation Fund	iShares iBoxx $High Yield Corporate Bond ETF	—	17,635	14,542	75	600	3,737
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	13,544	246	365	110	(5)	12,612
JNL/Mellon Capital International Index Fund	Prudential plc	10,879	117	483	252	200	7,696

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Options

	Type of Option	Expiration Date	Barrier Price		Exercise Price		Contracts/ Notional Contracts	Value
Barrier Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	Down-and-In	09/21/2018	EUR	2,165.83	EUR	2,586.07	1,006	$(305)
Nikkei 225 Index Put Option, GSC	Down-and-In	03/09/2018	JPY	14,978.37	JPY	17,974.04	74,251	(2,641)
							75,257	$(2,946)

	Expiration Date	Exercise Price/Rate	Contracts/ Notional Contracts	Value
Credit Default Swaptions
JNL/PIMCO Real Return Fund
iTraxx Europe Series 25 Put Option, JPM	07/20/2016	1.00%	317	$(22)
iTraxx Europe Series 25 Call Option, JPM	07/20/2016	0.70	317	(13)
iTraxx Europe Series 25 Put Option, BNP	09/21/2016	1.25	78	(12)
CDX.NA.IG.26 Call Option, JPM	07/20/2016	0.75	157	(12)
CDX.NA.IG.26 Put Option, JPM	07/20/2016	1.00	157	(2)
CDX.NA.IG.26 Put Option, JPM	09/21/2016	1.20	79	(5)
			1,105	$(66)
JNL/PIMCO Total Return Bond Fund
iTraxx Europe Series 25 Put Option, BCL	07/20/2016	1.05%	323	$(14)

Exchange-Traded Futures Options
JNL Multi-Manager Alternative Fund
10-Year U.S. Treasury Note Future Call Option	07/01/2016	132.25	5	$(4)
10-Year U.S. Treasury Note Future Call Option	07/22/2016	130.50	19	(49)
10-Year U.S. Treasury Note Future Call Option	07/22/2016	132.00	40	(50)
10-Year U.S. Treasury Note Future Call Option	07/22/2016	133.00	23	(16)
10-Year U.S. Treasury Note Future Call Option	07/22/2016	133.50	5	(2)
10-Year U.S. Treasury Note Future Call Option	07/22/2016	134.00	48	(16)
10-Year U.S. Treasury Note Future Call Option	08/26/2016	133.00	18	(19)
10-Year U.S. Treasury Note Future Call Option	08/26/2016	134.00	3	(2)
10-Year U.S. Treasury Note Future Call Option	08/26/2016	135.00	24	(11)
10-Year U.S. Treasury Note Future Put Option	07/22/2016	130.00	17	—
10-Year U.S. Treasury Note Future Put Option	07/22/2016	130.50	11	—
10-Year U.S. Treasury Note Future Put Option	07/22/2016	132.00	32	(9)
10-Year U.S. Treasury Note Future Put Option	07/22/2016	131.00	16	(3)
10-Year U.S. Treasury Note Future Put Option	07/22/2016	131.50	12	(2)
10-Year U.S. Treasury Note Future Put Option	08/26/2016	131.00	88	(33)
5-Year U.S. Treasury Note Future Call Option	07/22/2016	122.50	30	(6)
5-Year U.S. Treasury Note Future Put Option	07/22/2016	120.00	83	—
5-Year U.S. Treasury Note Future Put Option	07/22/2016	120.50	17	—
5-Year U.S. Treasury Note Future Put Option	07/22/2016	121.00	60	(3)
5-Year U.S. Treasury Note Future Put Option	07/22/2016	121.25	27	(1)
Australian Dollar Future Call Option	07/08/2016	0.78	2	—
British Pound Future Call Option	07/08/2016	1.48	2	—
British Pound Future Put Option	07/08/2016	1.43	3	(21)
British Pound Future Put Option	07/08/2016	1.30	9	(3)
Canadian Dollar Future Call Option	07/08/2016	0.80	11	—
Canadian Dollar Future Call Option	07/08/2016	0.78	12	—
Canadian Dollar Future Call Option	09/09/2016	0.82	3	—
Euro FX Currency Future Put Option	07/08/2016	1.11	19	(18)
Euro FX Currency Future Put Option	07/08/2016	1.12	25	(39)
Euro FX Currency Future Put Option	07/08/2016	1.13	6	(14)
Euro FX Currency Future Put Option	07/08/2016	1.10	11	(4)
Euro FX Currency Future Put Option	07/08/2016	1.09	11	—
Euro FX Currency Future Put Option	08/05/2016	1.12	5	(12)
Euro FX Currency Future Put Option	08/05/2016	1.11	5	(8)
Euro FX Currency Future Put Option	08/05/2016	1.09	26	(21)
Euro FX Currency Future Put Option	08/05/2016	1.10	1	(1)
Euro FX Currency Future Put Option	09/09/2016	1.11	3	(6)
Japanese Yen Future Call Option	07/08/2016	0.92	4	(26)
Japanese Yen Future Put Option	07/08/2016	0.90	2	—
Japanese Yen Future Put Option	07/08/2016	0.88	3	—
Japanese Yen Future Put Option	07/08/2016	0.89	2	—
U.S. Treasury Long Bond Future Call Option	07/22/2016	166.00	7	(45)
U.S. Treasury Long Bond Future Call Option	07/22/2016	169.00	3	(12)
U.S. Treasury Long Bond Future Call Option	07/22/2016	167.00	6	(34)
U.S. Treasury Long Bond Future Call Option	07/22/2016	176.00	4	(2)
U.S. Treasury Long Bond Future Call Option	07/22/2016	175.00	9	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Exchange-Traded Futures Options (continued)
JNL Multi-Manager Alternative Fund (continued)
U.S. Treasury Long Bond Future Call Option	08/26/2016		176.00	11	$(19)
U.S. Treasury Long Bond Future Put Option	07/22/2016		158.00	7	—
U.S. Treasury Long Bond Future Put Option	07/22/2016		164.00	9	—
U.S. Treasury Long Bond Future Put Option	07/22/2016		162.00	16	—
U.S. Treasury Long Bond Future Put Option	07/22/2016		165.00	8	—
U.S. Treasury Long Bond Future Put Option	07/22/2016		166.00	56	(10)
U.S. Treasury Long Bond Future Put Option	07/22/2016		167.00	7	(3)
U.S. Treasury Long Bond Future Put Option	07/22/2016		169.00	12	(7)
U.S. Treasury Long Bond Future Put Option	07/22/2016		170.00	18	(15)
U.S. Treasury Long Bond Future Put Option	08/26/2016		162.00	22	(7)
U.S. Treasury Long Bond Week 1 Future Call Option	07/01/2016		176.00	9	—
				947	$(562)
JNL/PIMCO Total Return Bond Fund
10-Year U.S. Treasury Note Future Put Option	07/22/2016		132.00	673	$(179)

Foreign Currency Options
JNL/BlackRock Global Allocation Fund
Australian Dollar versus USD Call Option, DUB	11/10/2016	AUD	0.79	12,654	$(59)
Australian Dollar versus USD Call Option, GSC	11/09/2016	AUD	0.80	12,436	(40)
Australian Dollar versus USD Put Option, DUB	11/10/2016	AUD	0.67	12,654	(48)
Australian Dollar versus USD Put Option, GSC	11/09/2016	AUD	0.69	12,436	(68)
British Pound versus USD Put Option, GSC	07/15/2016	GBP	1.30	21,116	(179)
Japanese Yen versus USD Call Option, DUB	11/15/2016	JPY	115.00	21,061	(58)
Japanese Yen versus USD Call Option, JPM	10/04/2016	JPY	117.00	20,723	(20)
Japanese Yen versus USD Put Option, DUB	11/15/2016	JPY	98.00	21,061	(302)
Japanese Yen versus USD Put Option, GSC	09/08/2016	JPY	100.50	20,602	(269)
Japanese Yen versus USD Put Option, JPM	10/04/2016	JPY	100.00	20,723	(308)
Japanese Yen versus USD Put Option, MSC	08/08/2016	JPY	101.00	20,589	(199)
New Zealand Dollar versus USD Call Option, JPM	11/10/2016	NZD	0.73	13,690	(192)
New Zealand Dollar versus USD Call Option, MSC	11/08/2016	NZD	0.73	13,486	(163)
New Zealand Dollar versus USD Put Option, JPM	11/10/2016	NZD	0.62	13,690	(33)
New Zealand Dollar versus USD Put Option, MSC	11/08/2016	NZD	0.62	13,486	(36)
South African Rand versus USD Call Option, DUB	08/22/2016	ZAR	17.00	10,455	(41)
South African Rand versus USD Put Option, GSC	08/22/2016	ZAR	14.20	10,455	(119)
				271,317	$(2,134)
JNL Multi-Manager Alternative Fund
Mexican Peso versus USD Call Option, BOA	09/14/2016	MXN	20.15	830	$(4)
Mexican Peso versus USD Put Option, BOA	08/04/2016	MXN	17.38	1,160	(2)
				1,990	$(6)
JNL/PIMCO Real Return Fund
Euro versus USD Call Option, BNP	07/01/2016	EUR	1.14	7,510	$—
Euro versus USD Call Option, JPM	09/15/2016	EUR	1.17	8,250	(26)
Euro versus USD Put Option, MSC	08/03/2016	EUR	1.09	7,470	(38)
Japanese Yen versus USD Put Option, BNP	09/15/2016	JPY	101.20	9,850	(158)
Japanese Yen versus USD Put Option, CSI	07/07/2016	JPY	104.80	4,710	(77)
Japanese Yen versus USD Put Option, DUB	07/07/2016	JPY	104.80	3,400	(55)
Mexican Peso versus USD Call Option, JPM	08/11/2016	MXN	19.00	6,790	(63)
				47,980	$(417)
JNL/PIMCO Total Return Bond Fund
Australian Dollar versus USD Call Option, ANZ	07/06/2016	AUD	0.75	11,300	$(23)
Australian Dollar versus USD Call Option, CIT	07/13/2016	AUD	0.75	15,900	(58)
Australian Dollar versus USD Call Option, DUB	07/15/2016	AUD	0.75	19,800	(66)
Australian Dollar versus USD Call Option, DUB	07/26/2016	AUD	0.74	14,900	(139)
Australian Dollar versus USD Call Option, UBS	07/01/2016	AUD	0.77	9,600	—
Australian Dollar versus USD Put Option, BCL	07/01/2016	AUD	0.71	9,600	—
Brazilian Real versus USD Call Option, CSI	01/11/2018	BRL	6.30	12,300	(143)
British Pound versus USD Call Option, BNP	07/27/2016	GBP	1.38	14,400	(64)
British Pound versus USD Call Option, BOA	08/09/2016	GBP	1.38	6,100	(35)
Euro versus USD Call Option, UBS	08/08/2016	EUR	1.13	26,300	(165)
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	600	(13)
Mexican Peso versus USD Call Option, CSI	08/09/2016	MXN	19.80	15,000	(45)
Mexican Peso versus USD Put Option, CSI	08/09/2016	MXN	18.30	15,000	(259)
South Korean Won versus USD Call Option, BNP	08/02/2016	KRW	1,207.00	11,500	(32)
South Korean Won versus USD Call Option, BNP	09/29/2016	KRW	1,209.00	9,600	(90)
South Korean Won versus USD Call Option, DUB	07/27/2016	KRW	1,217.00	14,600	(21)
South Korean Won versus USD Call Option, JPM	08/10/2016	KRW	1,222.00	32,500	(82)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price/Rate		Contracts/ Notional Contracts	Value
JNL/PIMCO Total Return Bond Fund (continued)
South Korean Won versus USD Call Option, SCB	08/12/2016	KRW	1,196.00	12,500	$(69)
South Korean Won versus USD Put Option, BNP	08/02/2016	KRW	1,149.00	11,500	(130)
South Korean Won versus USD Put Option, DUB	07/27/2016	KRW	1,150.00	14,600	(152)
South Korean Won versus USD Put Option, JPM	08/10/2016	KRW	1,153.00	32,500	(476)
South Korean Won versus USD Put Option, SCB	08/12/2016	KRW	1,138.00	12,500	(113)
				322,600	$(2,175)
Index Options
JNL/AB Dynamic Asset Allocation Fund
S&P 500 Index Put Option, CGM	07/15/2016		1,825.00	1,700	$(1)
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, CIT	06/16/2017	EUR	2,350.00	2,523	$(220)
Euro Stoxx 50 Index Put Option, MSC	03/17/2017	EUR	2,375.00	676	(47)
Euro Stoxx 50 Index Put Option, MSC	03/17/2017	EUR	2,375.00	675	(61)
Euro Stoxx 50 Index Put Option, UBS	07/15/2016	EUR	2,650.00	5,599	(59)
S&P 500 Index Put Option, MSC	07/15/2016		1,870.00	40,998	(29)
Taiwan Stock Exchange Index Put Option, CGM	09/21/2016	TWD	8,100.70	29,600	(128)
Taiwan Stock Exchange Index Put Option, MSC	09/20/2017	TWD	8,600.00	29,972	(786)
Taiwan Stock Exchange Index Put Option, MSC	12/20/2017	TWD	8,600.00	30,565	(861)
				140,608	$(2,191)
Inflation-Capped /Floor Options
JNL/PIMCO Real Return Fund
Cap - CPURNSA Index Option, JPM	04/22/2024		4.00	194	$(10)
Cap - CPURNSA Index Option, JPM	05/16/2024		4.00	17	(1)
Floor - CPURNSA Index Option, BNP	03/01/2018		1.00	28	(2)
Floor - CPURNSA Index Option, CIT	09/29/2020		1.00	31	(1)
Floor - CPURNSA Index Option, DUB	01/22/2018		0.00	37	(2)
Floor - CPURNSA Index Option, JPM	03/24/2020		1.00	211	(184)
Floor - CPURNSA Index Option, JPM	10/02/2020		0.00	86	(91)
				604	$(291)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020		1.00	18	$—
Floor - CPURNSA Index Option, CGM	09/29/2020		1.00	64	(2)
Floor - CPURNSA Index Option, DUB	03/10/2020		0.00	19	(1)
				101	$(3)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 3-Month LIBOR, GSC	09/16/2016		1.68%	85,440,000	$(412)
Put Swaption, 6-Month GBP LIBOR, GSC	09/15/2016		1.42	85,780,000	(351)
				171,220,000	$(763)
JNL/PIMCO Real Return Fund
Call Swaption, 3-Month LIBOR, CGM	07/25/2016		1.85%	148	$(83)
Call Swaption, 3-Month LIBOR, CGM	12/21/2016		0.77	290	(125)
Call Swaption, 3-Month LIBOR, CSI	12/05/2016		2.40	316	(926)
Call Swaption, 3-Month LIBOR, MSC	07/25/2016		2.00	216	(230)
Call Swaption, 3-Month LIBOR, MSC	12/13/2016		0.77	388	(155)
Put Swaption, 3-Month LIBOR, CGM	07/21/2016		2.23	50	(4)
Put Swaption, 3-Month LIBOR, CGM	07/21/2016		1.40	248	(1)
Put Swaption, 3-Month LIBOR, CGM	07/25/2016		2.25	148	(3)
Put Swaption, 3-Month LIBOR, DUB	10/23/2018		2.50	670	(506)
Put Swaption, 3-Month LIBOR, MSC	10/17/2018		2.25	423	(419)
Put Swaption, 3-Month LIBOR, MSC	12/10/2018		2.25	130	(141)
Put Swaption, 3-Month LIBOR, MSC	11/15/2018		2.25	130	(136)
Put Swaption, 3-Month LIBOR, MSC	03/29/2019		2.30	510	(628)
Put Swaption, 3-Month LIBOR, MSC	07/25/2016		2.50	216	—
				3,883	$(3,357)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR, CGM	12/21/2016		0.77%	68	$(29)
Call Swaption, 3-Month LIBOR, JPM	01/30/2018		1.10	477	(382)
Call Swaption, 3-Month LIBOR, JPM	01/30/2018		1.60	477	(708)
Call Swaption, 3-Month LIBOR, MSC	12/13/2016		0.77	880	(351)
Put Swaption, 3-Month LIBOR, MSC	08/20/2018		2.80	965	(439)
				2,867	$(1,909)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities
JNL/BlackRock Global Allocation Fund
Alexion Pharmaceuticals Inc. Call Option, CSI	11/18/2016	125.00	6,755	$(53)
Altria Group Inc. Call Option	09/16/2016	67.50	423	(119)
Altria Group Inc. Call Option	12/16/2016	67.50	423	(157)
Apple Inc. Put Option, CIT	09/16/2016	90.00	67,403	(133)
Bank of America Corp. Call Option, MSC	07/15/2016	14.00	132,425	(11)
General Electric Co. Call Option, DUB	01/20/2017	32.50	304,630	(312)
General Electric Co. Call Option, UBS	09/16/2016	31.00	361,548	(445)
Hershey Co. Call Option	08/19/2016	100.00	121	(179)
Johnson & Johnson Call Option, BCL	01/20/2017	110.00	101,098	(1,274)
Johnson & Johnson Put Option, BCL	01/20/2017	97.50	101,098	(95)
MetLife Inc. Put Option, UBS	01/20/2017	45.00	29,912	(206)
MetLife Inc. Put Option, UBS	01/20/2017	46.00	27,400	(208)
Mondelez International Inc. Call Option	09/16/2016	43.00	462	(187)
Mylan Inc. Call Option, BCL	07/15/2016	45.00	24,051	(12)
Perrigo Co. Plc Call Option	11/18/2016	110.00	139	(39)
Prudential Financial Inc. Put Option, MSC	01/20/2017	77.50	33,550	(340)
Qualcomm Inc. Call Option, DUB	05/19/2017	70.00	119,161	(43)
Qualcomm Inc. Put Option, DUB	05/19/2017	40.00	119,161	(175)
SPDR Gold Shares ETF Call Option	08/19/2016	136.00	2,128	(177)
SPDR Gold Shares ETF Call Option	09/30/2016	145.00	1,027	(73)
SPDR Gold Shares ETF Call Option, JPM	09/16/2016	137.00	1,052	(132)
SPDR Gold Shares ETF Call Option, JPM	09/16/2016	140.00	102,400	(92)
SPDR Gold Shares ETF Call Option, JPM	10/21/2016	150.00	53,423	(33)
SPDR Gold Shares ETF Call Option, JPM	12/16/2016	145.00	1,053	(179)
SPDR Gold Shares ETF Call Option, SGB	01/20/2017	145.00	105,955	(222)
WhiteWave Foods Co. Call Option	07/15/2016	37.50	217	(199)
Whole Foods Market Inc. Call Option	09/16/2016	34.00	594	(56)
			1,697,609	$(5,151)
JNL/Boston Partners Global Long Short Equity Fund
Anadarko Petroleum Corp. Call Option	08/19/2016	32.50	983	$(2,003)
Diamondback Energy Inc. Call Option	09/16/2016	80.00	382	(487)
Eaton Corp. Plc Call Option	07/15/2016	57.50	330	(79)
Phillips 66 Co. Call Option	01/20/2017	85.00	488	(141)
Raytheon Co. Call Option	08/19/2016	125.00	432	(484)
United Parcel Service Inc. Call Option	07/15/2016	100.00	426	(324)
			3,041	$(3,518)
JNL Multi-Manager Alternative Fund
Aegean Marine Petroleum Network Inc. Put Option	09/16/2016	7.50	66	$(14)
AK Steel Holding Corp. Put Option	09/16/2016	4.00	92	(3)
AK Steel Holding Corp. Put Option	09/16/2016	4.50	92	(5)
Alcoa Inc. Call Option	07/15/2016	8.00	198	(26)
Allergan Plc Call Option	08/19/2016	215.00	11	(23)
Allergan Plc Call Option	08/19/2016	230.00	23	(27)
Allscripts Healthcare Solutions Inc. Put Option	09/16/2016	12.00	92	(4)
Altra Industrial Motion Corp. Put Option	10/21/2016	25.00	33	(4)
AmTrust Financial Services Inc. Put Option	09/16/2016	23.75	34	(3)
AmTrust Financial Services Inc. Put Option	09/16/2016	25.00	16	(3)
Ascent Capital Group Inc. Put Option	07/15/2016	12.50	33	(7)
Atlas Air Worldwide Holdings Inc. Put Option	11/18/2016	40.00	69	(26)
Bunge Ltd. Put Option	07/15/2016	57.50	16	(1)
Bunge Ltd. Put Option	07/15/2016	60.00	19	(3)
Bunge Ltd. Put Option	07/15/2016	65.00	19	(11)
Bunge Ltd. Put Option	10/21/2016	60.00	19	(8)
Cemex SAB de CV Put Option	07/15/2016	6.00	93	(2)
Emergent Biosolutions Inc. Put Option	08/19/2016	30.00	106	(36)
Encore Capital Group Inc. Put Option	07/15/2016	22.50	7	(1)
Encore Capital Group Inc. Put Option	09/16/2016	20.00	2	—
Encore Capital Group Inc. Put Option	09/16/2016	22.50	46	(9)
Greenbrier Cos. Inc. Put Option	09/16/2016	25.00	64	(8)
Iconix Brand Group Inc. Put Option	08/19/2016	7.50	66	(8)
Innoviva Inc. Put Option	09/16/2016	10.00	37	(3)
LinkedIn Corp. Call Option	08/19/2016	200.00	60	—
Marriott International Inc. Call Option	10/21/2016	67.50	118	(31)
MercadoLibre Inc. Put Option	07/15/2016	125.00	53	(2)
Meritage Homes Corp. Put Option	07/15/2016	32.50	19	—
NetSuite Inc. Put Option	07/15/2016	70.00	13	(2)
NetSuite Inc. Put Option	07/15/2016	75.00	19	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL Multi-Manager Alternative Fund (continued)
Red Hat Inc. Put Option	07/15/2016		70.00	44	$(3)
Red Hat Inc. Put Option	07/15/2016		72.50	44	(6)
Red Hat Inc. Put Option	09/16/2016		67.50	44	(7)
Trinity Industries Inc. Put Option	07/15/2016		18.00	33	(1)
Web.com Group Inc. Put Option	09/16/2016		15.00	44	(2)
WebMD Health Corp. Put Option	07/15/2016		60.00	37	(11)
WebMD Health Corp. Put Option	09/16/2016		60.00	55	(27)
Workday Inc. Put Option	09/16/2016		77.50	11	(8)
				1,847	$(344)
JNL/Westchester Capital Event Driven Fund
Alcoa Inc. Call Option	08/19/2016		8.00	2,942	$(415)
Alcoa Inc. Call Option	08/19/2016		9.00	1,872	(140)
Alcoa Inc. Call Option	10/21/2016		8.00	2,963	(477)
Allergan Plc Call Option	08/19/2016		215.00	76	(162)
Allergan Plc Call Option	08/19/2016		230.00	62	(71)
Allergan Plc Call Option	08/19/2016		235.00	54	(47)
American International Group Inc. Call Option	08/19/2016		55.00	429	(39)
American International Group Inc. Call Option	09/16/2016		55.00	174	(21)
Bayer AG Call Option, JPM	07/15/2016	EUR	84.00	167	(121)
Bayer AG Call Option, JPM	07/15/2016	EUR	90.00	159	(39)
Blackstone Group LP Call Option	09/16/2016		23.00	1,739	(367)
Blackstone Group LP Put Option	09/16/2016		22.00	578	(40)
CBS Corp. Call Option	09/16/2016		50.00	555	(298)
CBS Corp. Call Option	09/16/2016		52.50	1,055	(374)
ConAgra Foods Inc. Call Option	07/15/2016		45.00	1,889	(519)
Dow Chemical Co. Call Option	09/16/2016		50.00	997	(211)
General Electric Co. Call Option	07/15/2016		29.00	1,745	(440)
General Electric Co. Call Option	07/15/2016		30.00	1,770	(273)
General Motors Co. Call Option	09/16/2016		30.00	3,011	(175)
General Motors Co. Call Option	09/16/2016		32.00	73	(1)
Hertz Global Holdings Inc. Call Option	09/16/2016		9.00	9,124	(2,258)
Hewlett Packard Enterprise Co. Call Option	08/19/2016		18.00	4,632	(496)
Hilton Worldwide Holdings Inc. Call Option	07/15/2016		21.00	4,373	(689)
Hilton Worldwide Holdings Inc. Call Option	07/15/2016		20.00	319	(81)
Humana Inc. Call Option	11/18/2016		190.00	196	(332)
Humana Inc. Put Option	11/18/2016		130.00	196	(107)
Huntsman Corp. Call Option	08/19/2016		13.00	1,215	(146)
Johnson Controls Inc. Call Option	09/16/2016		40.00	1,007	(443)
LinkedIn Corp. Call Option	08/19/2016		200.00	81	—
Marriott International Inc. Call Option	07/15/2016		62.50	46	(18)
Marriott International Inc. Call Option	10/21/2016		67.50	342	(91)
Medivation Inc. Call Option	07/15/2016		55.00	1,360	(789)
MetLife Inc. Call Option	09/16/2016		40.00	163	(30)
MetLife Inc. Call Option	09/16/2016		42.50	963	(78)
MGM Resorts International Call Option	09/16/2016		21.00	1,542	(385)
MGM Resorts International Call Option	09/16/2016		23.00	1,803	(234)
Pfizer Inc. Put Option	07/15/2016		33.00	273	(2)
SPDR S&P 500 ETF Trust Call Option	08/19/2016		208.00	186	(92)
SPDR S&P 500 ETF Trust Put Option	07/15/2016		204.00	120	(10)
SPDR S&P 500 ETF Trust Put Option	09/30/2016		190.00	592	(123)
Vivendi SA Call Option, JPM	08/19/2016	EUR	16.00	4,202	(615)
Vivendi SA Call Option, JPM	08/19/2016	EUR	17.00	1,350	(104)
				56,395	$(11,353)

Summary of Written Options

	Notional USD	Contracts/ Notional Contracts	Premiums
JNL/AB Dynamic Asset Allocation Fund
Options outstanding at December 31, 2015	$—	—	$—
Options written during the period	—	2,315	54
Options closed during the period	—	(615)	(37)
Options outstanding at June 30, 2016	$—	1,700	$17

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Summary of Written Options

	Notional USD	Contracts/ Notional Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2015	$—	227,574,222	$14,854
Options written during the period	332,156	834,517,265	15,975
Options closed during the period	(82,313)	(886,088,258)	(13,604)
Options exercised during the period	—	(509,407)	(1,382)
Options expired during the period	—	(2,360,348)	(2,212)
Options outstanding at June 30, 2016	$249,843	173,133,474	$13,631
JNL/Boston Partners Global Long Short Equity Fund
Options outstanding at December 31, 2015	$—	2,680	$1,495
Options written during the period	—	5,110	2,608
Options closed during the period	—	(2,061)	(1,249)
Options exercised during the period	—	(1,212)	(798)
Options expired during the period	—	(1,476)	(672)
Options outstanding at June 30, 2016	$—	3,041	$1,384
JNL/FPA + DoubleLine Flexible Allocation Fund
Options outstanding at December 31, 2015	$—	17,546	$4,861
Options written during the period	—	18,899	8,735
Options closed during the period	—	(13,980)	(7,585)
Options exercised during the period	—	(359)	(657)
Options expired during the period	—	(22,106)	(5,354)
Options outstanding at June 30, 2016	$—	—	$—
JNL Multi-Manager Alternative Fund
Options outstanding at December 31, 2015	$3,500	1,219	$660
Options written during the period	6,815	11,093	4,042
Options closed during the period	(3,100)	(4,613)	(1,987)
Options exercised during the period	—	(729)	(79)
Options expired during the period	(5,225)	(4,176)	(1,711)
Options outstanding at June 30, 2016	$1,990	2,794	$925
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2015	$13,200	1,787	$3,019
Options written during the period	75,349	8,683	5,508
Options closed during the period	(37,868)	(4,878)	(3,185)
Options outstanding at June 30, 2016	$50,681	5,592	$5,342
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2015	$128,102	19,431	$9,894
Options written during the period	1,157,229	19,944	14,542
Options closed during the period	(858,528)	(35,411)	(17,411)
Options expired during the period	(116,526)	—	(866)
Options outstanding at June 30, 2016	$310,277	3,964	$6,159
JNL/Westchester Capital Event Driven Fund
Options outstanding at December 31, 2015	$—	21,748	$4,905
Options written during the period	—	121,044	24,073
Options closed during the period	—	(68,690)	(13,452)
Options exercised during the period	—	(8,576)	(2,032)
Options expired during the period	—	(9,131)	(1,332)
Options outstanding at June 30, 2016	$—	56,395	$12,162

Schedule of Exchange-Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable (Payable)	Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
JNL Multi-Manager Alternative Fund
Euro-Bund Call Option	7/22/2016	EUR	173.00	$—	217	$(3)
Euro-Bund Put Option	7/22/2016	EUR	131.25	—	31	—
Euro-Bund Put Option	7/22/2016	EUR	164.00	—	(19)	7
Euro-Bund Put Option	7/22/2016	EUR	166.00	—	(11)	2
				$—	218	$6
JNL/PIMCO Real Return Fund
3-Month Sterling Interest Rate Future	12/21/2016	GBP	98.00	$—	(1,625)	$36
3-Month Sterling Interest Rate Future	12/21/2016	GBP	98.50	—	1,625	(187)
Euro-Bund Call Option	7/22/2016	EUR	168.00	(1)	(90)	6
Euro-Bund Call Option	8/26/2016	EUR	170.00	1	(50)	10
Euro-Bund Call Option	8/26/2016	EUR	181.00	—	237	—
				$—	97	$(135)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
ASX SPI 200 Index Future	September 2016	(1)	$(3)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2016	1	—
Canadian Government Bond Future, 10-Year	September 2016	5	2
Euro STOXX 50 Future	September 2016	2	2
FTSE 100 Index Future	September 2016	(3)	(17)
Russell 2000 Mini Index Future	September 2016	1	2
S&P 500 E-Mini Index Future	September 2016	(5)	(15)
Tokyo Price Index Future	September 2016	(1)	(2)
U.S. Treasury Note Future, 10-Year	September 2016	14	15
U.S. Treasury Note Future, 5-Year	September 2016	9	(2)
Ultra Long Term U.S. Treasury Bond Future	September 2016	11	106
			$88
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	December 2016	298	$22
3-Month Euro Euribor Interest Rate Future	March 2017	285	20
3-Month Euro Euribor Interest Rate Future	June 2017	255	33
3-Month Euro Euribor Interest Rate Future	September 2017	477	75
3-Month Euro Euribor Interest Rate Future	December 2017	559	118
3-Month Euro Euribor Interest Rate Future	March 2018	619	141
3-Month Euro Euribor Interest Rate Future	June 2018	383	84
3-Month Euro Swiss Franc Interest Rate Future	September 2016	(28)	(13)
3-Month Euro Swiss Franc Interest Rate Future	December 2016	(28)	(16)
3-Month Euro Swiss Franc Interest Rate Future	March 2017	(17)	(10)
3-Month Euro Swiss Franc Interest Rate Future	June 2017	5	1
3-Month Sterling Interest Rate Future	December 2016	316	85
3-Month Sterling Interest Rate Future	March 2017	389	148
3-Month Sterling Interest Rate Future	June 2017	420	226
3-Month Sterling Interest Rate Future	September 2017	294	179
3-Month Sterling Interest Rate Future	December 2017	258	180
3-Month Sterling Interest Rate Future	March 2018	238	177
3-Month Sterling Interest Rate Future	June 2018	225	143
90-Day Eurodollar Future	December 2016	411	114
90-Day Eurodollar Future	March 2017	409	131
90-Day Eurodollar Future	June 2017	380	149
90-Day Eurodollar Future	September 2017	343	169
90-Day Eurodollar Future	December 2017	323	166
90-Day Eurodollar Future	March 2018	306	170
90-Day Eurodollar Future	June 2018	295	171
Amsterdam Exchanges Index Future	July 2016	(38)	(137)
ASX SPI 200 Index Future	September 2016	(13)	—
Australia Commonwealth Treasury Bond Future, 10-Year	September 2016	259	286
Australia Commonwealth Treasury Bond Future, 3-Year	September 2016	828	127
Brent Crude Oil Future	September 2016	(17)	(11)
British Pound Future	September 2016	(2)	15
CAC40 10 Euro Future	July 2016	(145)	(129)
Canadian Bank Acceptance Future	September 2016	(115)	(27)
Canadian Bank Acceptance Future	December 2016	(118)	(16)
Canadian Bank Acceptance Future	March 2017	(34)	(2)
Canadian Government Bond Future, 10-Year	September 2016	187	400
Cocoa Future	September 2016	123	82
Cocoa Future	September 2016	7	(2)
Coffee ‘C’ Future	September 2016	91	187
Copper Future	September 2016	(169)	(161)
Corn Future	September 2016	19	(59)
Cotton No. 2 Future	December 2016	42	(26)
Dow Jones Industrial Average E-Mini Index Future	September 2016	(38)	(104)
Euro STOXX 50 Future	September 2016	(236)	(105)
Euro-Bobl Future	September 2016	898	1,192
Euro-BTP Future	September 2016	91	178
Euro-Bund Future	September 2016	269	1,182
Euro-Buxl Future	September 2016	22	435
Euro-OAT Future	September 2016	221	996
Euro-Schatz Future	September 2016	1,157	255
FTSE 100 Index Future	September 2016	(31)	(139)
FTSE/JSE Top 40 Index Future	September 2016	(52)	1
FTSE/MIB Index Future	September 2016	(30)	5
German Stock Index Future	September 2016	(31)	(97)
Gold 100 oz. Future	August 2016	581	1,912
Hang Seng China Enterprises Index Future	July 2016	(44)	(86)
Hang Seng Index Future	July 2016	(53)	(318)
IBEX 35 Index Future	July 2016	(79)	(26)
Japanese Government Bond Future, 10-Year	September 2016	32	248
Japanese Yen Future	September 2016	528	3,238
KCBT Wheat Future	September 2016	(155)	460
Lean Hogs Future	August 2016	4	(6)
Live Cattle Future	August 2016	(67)	(28)
LME Aluminum Future	September 2016	18	9
LME Copper Future	September 2016	(52)	(280)
LME Nickel Future	September 2016	(22)	(115)
LME Zinc Future	September 2016	30	59
Low Sulphur Gas Oil Future	August 2016	9	(3)
Mini MSCI Emerging EAFE Index Future	September 2016	(13)	(32)
Mini MSCI Emerging Markets Index Future	September 2016	(114)	(130)
NASDAQ 100 E-Mini Future	September 2016	(122)	(414)
Natural Gas Future	August 2016	62	191
New Zealand Dollar Future	September 2016	218	443
Nikkei 225 Future	September 2016	(109)	962
NY Harbor ULSD Future	August 2016	(5)	(4)
OMX Stockholm 30 Index Future	July 2016	(157)	(60)
Palladium Future	September 2016	(55)	(289)
Platinum Future	October 2016	(13)	(24)
RBOB Gasoline Future	August 2016	(66)	23
Russell 2000 Mini Index Future	September 2016	(56)	(256)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
S&P 500 E-Mini Index Future	September 2016	(52)	$(189)
S&P MidCap 400 E-Mini Index Future	September 2016	30	48
S&P/Toronto Stock Exchange 60 Index Future	September 2016	43	32
SGX FTSE China A50 Index Future	July 2016	(166)	(30)
SGX MSCI Singapore Index Future	July 2016	(86)	(79)
SGX Nifty 50 Index Future	July 2016	222	85
Silver Future	September 2016	174	1,021
Soybean Future	November 2016	99	226
Soybean Oil Future	December 2016	(53)	22
Sugar #11 (World Markets) Future	October 2016	581	428
Tokyo Price Index Future	September 2016	(128)	982
U.K. Long Gilt Future	September 2016	232	1,605
U.S. Treasury Long Bond Future	September 2016	163	1,276
U.S. Treasury Note Future, 10-Year	September 2016	382	1,009
U.S. Treasury Note Future, 2-Year	September 2016	1,089	783
U.S. Treasury Note Future, 5-Year	September 2016	777	1,345
Ultra Long Term U.S. Treasury Bond Future	September 2016	125	1,222
Wheat Future	September 2016	(250)	268
WTI Crude Oil Future	August 2016	(40)	(37)
			$22,480
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	September 2016	4	$—
Euro STOXX 50 Future	September 2016	(186)	50
FTSE 100 Index Future	September 2016	67	456
NASDAQ 100 E-Mini Future	September 2016	61	(14)
S&P 500 E-Mini Index Future	September 2016	13	23
Stoxx Europe 600 Index Future	September 2016	(308)	(127)
Yen Denominated Nikkei 225 Future	September 2016	11	26
			$414
JNL/Goldman Sachs Core Plus Bond Fund
Australia Commonwealth Treasury Bond Future, 10-Year	September 2016	70	$75
U.S. Treasury Long Bond Future	September 2016	199	1,298
U.S. Treasury Note Future, 10-Year	September 2016	33	(1)
U.S. Treasury Note Future, 2-Year	September 2016	387	558
U.S. Treasury Note Future, 5-Year	September 2016	403	(3)
Ultra 10-Year U.S. Treasury Note Future	September 2016	(9)	3
Ultra Long Term U.S. Treasury Bond Future	September 2016	37	349
			$2,279
JNL/Goldman Sachs Emerging Markets Debt Fund
Euro-Bobl Future	September 2016	(5)	$(6)
Euro-Bund Future	September 2016	(3)	(8)
U.S. Treasury Long Bond Future	September 2016	9	65
U.S. Treasury Note Future, 10-Year	September 2016	(23)	1
U.S. Treasury Note Future, 2-Year	September 2016	(10)	(15)
U.S. Treasury Note Future, 5-Year	September 2016	83	—
Ultra Long Term U.S. Treasury Bond Future	September 2016	(4)	(48)
			$(11)
JNL/Mellon Capital Emerging Markets Index Fund
Mini MSCI Emerging Markets Index Future	September 2016	274	$193

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	September 2016	1,544	$(167)

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	September 2016	218	$(9)

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	September 2016	92	$95

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	September 2016	51	$5
Euro STOXX 50 Future	September 2016	614	46
FTSE 100 Index Future	September 2016	155	986
Tokyo Price Index Future	September 2016	104	(627)
			$410
JNL Multi-Manager Alternative Fund
90-Day Eurodollar Future	September 2016	14	$7
90-Day Eurodollar Future	December 2016	1	1
90-Day Eurodollar Future	March 2017	41	50
90-Day Eurodollar Future	June 2017	9	13
90-Day Eurodollar Future	March 2018	(9)	—
90-Day Eurodollar Future	December 2018	38	20
Australian Dollar Future	September 2016	12	1
British Pound Future	September 2016	(21)	135
Canadian Dollar Future	September 2016	65	(16)
Euro FX Currency Future	September 2016	(49)	170
Euro-Bobl Future	September 2016	30	47
Euro-BTP Future	September 2016	(4)	8
Euro-Bund Future	September 2016	(170)	(790)
Euro-Buxl Future	September 2016	(59)	(1,091)
Japanese Government Bond Future, 10-Year	September 2016	(14)	(115)
Japanese Yen Future	September 2016	(95)	(281)
Mexican Peso Future	September 2016	21	(1)
U.K. Long Gilt Future	September 2016	(9)	(73)
U.S. Treasury Long Bond Future	September 2016	101	336
U.S. Treasury Note Future, 10-Year	September 2016	(693)	(1,013)
U.S. Treasury Note Future, 2-Year	September 2016	39	57
U.S. Treasury Note Future, 5-Year	September 2016	1,203	2,479
Ultra Long Term U.S. Treasury Bond Future	September 2016	19	210
			$154
JNL/Neuberger Berman Strategic Income Fund
10-Year USD Deliverable Interest Rate Swap Future	September 2016	(26)	$(48)
Australian Dollar Future	September 2016	175	151
British Pound Future	September 2016	(5)	40
Canadian Bank Acceptance Future	June 2017	377	(129)
Euro FX Currency Future	September 2016	(159)	552
Euro-Buxl Future	September 2016	(125)	(2,521)
Mexican Peso Future	September 2016	(154)	(77)
New Zealand Dollar Future	September 2016	(225)	(412)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Neuberger Berman Strategic Income Fund (continued)
SGX Japanese Government Bond Future, 10-Year	September 2016	(251)	$(185)
South African Rand Future	September 2016	(149)	(131)
U.S. Treasury Long Bond Future	September 2016	39	376
U.S. Treasury Note Future, 10-Year	September 2016	(222)	(556)
U.S. Treasury Note Future, 2-Year	September 2016	(297)	(453)
U.S. Treasury Note Future, 5-Year	September 2016	(167)	(359)
Ultra 10-Year U.S. Treasury Note Future	September 2016	350	1,547
Ultra Long Term U.S. Treasury Bond Future	September 2016	48	549
			$(1,656)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	December 2016	586	$258
90-Day Eurodollar Future	December 2017	(586)	(387)
Euro-Bobl Future	September 2016	(68)	(101)
Euro-BTP Future	September 2016	(76)	(42)
Euro-Bund Future	September 2016	(81)	(232)
Euro-OAT Future	September 2016	(28)	(89)
Japanese Government Bond Future, 10-Year	September 2016	(3)	(26)
U.S. Treasury Long Bond Future	September 2016	(246)	(2,200)
U.S. Treasury Note Future, 10-Year	September 2016	938	3,118
U.S. Treasury Note Future, 5-Year	September 2016	96	213
			$512
JNL/PIMCO Total Return Bond Fund
3-Month Sterling Interest Rate Future	September 2017	(210)	$(112)
3-Month Sterling Interest Rate Future	March 2018	(3,117)	(2,012)
3-Month Sterling Interest Rate Future	June 2018	(1,857)	(1,082)
90-Day Eurodollar Future	March 2017	(206)	(44)
90-Day Eurodollar Future	June 2017	(3,844)	(913)
90-Day Eurodollar Future	March 2018	(2,802)	(1,453)
90-Day Eurodollar Future	June 2018	(1,203)	(632)
90-Day Eurodollar Future	September 2018	(1,577)	(1,871)
90-Day Eurodollar Future	December 2018	(2,005)	(2,325)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2016	1	1
Canadian Government Bond Future, 10-Year	September 2016	(106)	(287)
Euro-BTP Future	September 2016	1,096	1,420
Euro-Bund Future	September 2016	(71)	(329)
U.K. Long Gilt Future	September 2016	(22)	(180)
U.S. Treasury Long Bond Future	September 2016	845	5,483
U.S. Treasury Note Future, 10-Year	September 2016	323	30
U.S. Treasury Note Future, 5-Year	September 2016	12,062	23,476
			$19,170
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	September 2016	(4)	$(39)
U.S. Treasury Note Future, 10-Year	September 2016	(71)	(249)
U.S. Treasury Note Future, 5-Year	September 2016	(59)	(131)
			$(419)
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	September 2016	(157)	$(1,214)
U.S. Treasury Note Future, 10-Year	September 2016	(367)	(457)
U.S. Treasury Note Future, 5-Year	September 2016	(53)	(12)
Ultra Long Term U.S. Treasury Bond Future	September 2016	(94)	(292)
			$(1,975)
JNL/PPM America Total Return Fund
Euro FX Currency Future	September 2016	(27)	$111
U.S. Treasury Long Bond Future	September 2016	124	860
U.S. Treasury Note Future, 10-Year	September 2016	(1,041)	(3,454)
U.S. Treasury Note Future, 2-Year	September 2016	(88)	(135)
U.S. Treasury Note Future, 5-Year	September 2016	(96)	(33)
Ultra Long Term U.S. Treasury Bond Future	September 2016	(34)	(402)
			$(3,053)
JNL/Scout Unconstrained Bond Fund
Euro-Bund Future	September 2016	(1,850)	$(5,655)

JNL/T. Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	September 2016	(167)	$(424)
U.S. Treasury Note Future, 2-Year	September 2016	728	1,125
U.S. Treasury Note Future, 5-Year	September 2016	(42)	(95)
			$606
JNL/WMC Balanced Fund
U.S. Treasury Note Future, 10-Year	September 2016	143	$(1)
Ultra Long Term U.S. Treasury Bond Future	September 2016	42	497
			$496

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AB Dynamic Asset Allocation Fund
AUD/USD	09/20/2016	SSB	AUD	574	$428	$6
CAD/USD	09/20/2016	SSB	CAD	222	171	1
CHF/USD	09/20/2016	BCL	CHF	326	335	(1)
EUR/USD	09/20/2016	SSB	EUR	273	304	(6)
EUR/USD	09/20/2016	CIT	EUR	765	851	(24)
EUR/USD	09/20/2016	SSB	EUR	89	99	—
GBP/USD	09/20/2016	SSB	GBP	207	275	(25)
GBP/USD	09/20/2016	BCL	GBP	101	135	(2)
JPY/USD	09/20/2016	SSB	JPY	98,549	957	32
NZD/USD	09/20/2016	SSB	NZD	591	421	4
USD/AUD	09/20/2016	SSB	AUD	(792)	(589)	(8)
USD/CHF	09/20/2016	SSB	CHF	(325)	(336)	2
USD/EUR	09/20/2016	JPM	EUR	(472)	(525)	13
USD/EUR	09/20/2016	SSB	EUR	(35)	(39)	1
USD/EUR	09/20/2016	CIT	EUR	(186)	(207)	4
USD/EUR	09/20/2016	BCL	EUR	(616)	(685)	—
USD/EUR	09/20/2016	SSB	EUR	(197)	(219)	(1)
USD/GBP	09/20/2016	SSB	GBP	(379)	(505)	45
USD/GBP	09/20/2016	SSB	GBP	(131)	(174)	(1)
USD/JPY	09/20/2016	BCL	JPY	(13,436)	(130)	1
USD/JPY	09/20/2016	SSB	JPY	(83,816)	(814)	(24)
USD/JPY	09/20/2016	SSB	JPY	(14,903)	(145)	2
USD/JPY	09/20/2016	DUB	JPY	(13,436)	(130)	1
USD/NZD	09/20/2016	SSB	NZD	(375)	(267)	(5)
					$(789)	$15

JNL/AQR Managed Futures Strategy Fund
AUD/USD	07/05/2016	CIT	AUD	1,921	$1,433	$8
AUD/USD	09/21/2016	CIT	AUD	89,157	66,300	680
AUD/USD	09/21/2016	CIT	AUD	17,676	13,144	(22)
BRL/USD	09/21/2016	CIT	BRL	40,559	12,322	1,090
CAD/USD	07/05/2016	CIT	CAD	3,330	2,578	14
CAD/USD	09/21/2016	CIT	CAD	49,618	38,411	(522)
CAD/USD	09/21/2016	CIT	CAD	6,586	5,099	59
CLP/USD	09/21/2016	CIT	CLP	2,178,293	3,267	70
CLP/USD	09/21/2016	CIT	CLP	63,320	95	—
COP/USD	09/21/2016	CIT	COP	203,900	69	(1)
COP/USD	09/21/2016	CIT	COP	1,417,594	477	5
EUR/USD	09/21/2016	CIT	EUR	111,261	123,840	(1,011)
EUR/USD	09/21/2016	CIT	EUR	11,574	12,883	15
GBP/USD	09/21/2016	CIT	GBP	24,352	32,445	(3,354)
HKD/USD	07/05/2016	CIT	HKD	118	15	—
HUF/USD	07/05/2016	CIT	HUF	333,407	1,172	(3)
HUF/USD	09/21/2016	CIT	HUF	2,975,636	10,457	(312)
IDR/USD	09/21/2016	CIT	IDR	138,941,980	10,367	312
ILS/USD	09/21/2016	CIT	ILS	13,602	3,531	(25)
INR/USD	09/21/2016	CIT	INR	321,922	4,704	19
INR/USD	09/21/2016	CIT	INR	249,070	3,638	(8)
JPY/USD	07/05/2016	CIT	JPY	2,966,763	28,731	(70)
JPY/USD	09/21/2016	CIT	JPY	21,604,134	209,791	11,223
KRW/USD	09/21/2016	CIT	KRW	26,601,596	23,075	208
MXN/USD	07/05/2016	CIT	MXN	38,983	2,132	28
MXN/USD	09/21/2016	CIT	MXN	248,762	13,495	291
MYR/USD	09/21/2016	CIT	MYR	5,465	1,350	16
MYR/USD	09/21/2016	CIT	MYR	5,224	1,288	(4)
NOK/USD	07/05/2016	CIT	NOK	5,248	627	(1)
NOK/USD	09/21/2016	CIT	NOK	54,797	6,546	(198)
NOK/USD	09/21/2016	CIT	NOK	15,538	1,856	42
NZD/USD	09/21/2016	CIT	NZD	142,111	101,052	3,366
PHP/USD	09/21/2016	CIT	PHP	298,562	6,327	(38)
PLN/USD	07/05/2016	CIT	PLN	1,322	335	2
PLN/USD	09/21/2016	CIT	PLN	53,201	13,460	(346)
PLN/USD	09/21/2016	CIT	PLN	4,981	1,260	32
SEK/USD	07/05/2016	CIT	SEK	13,561	1,603	6
SEK/USD	09/21/2016	CIT	SEK	105,326	12,493	(516)
SGD/USD	07/05/2016	CIT	SGD	534	396	1
SGD/USD	09/21/2016	CIT	SGD	927	687	(2)
SGD/USD	09/21/2016	CIT	SGD	8,414	6,240	44
TRY/USD	09/21/2016	CIT	TRY	49,505	16,891	447
TWD/USD	09/21/2016	CIT	TWD	67,110	2,084	16
TWD/USD	09/21/2016	CIT	TWD	15,485	481	(1)
USD/AUD	07/05/2016	CIT	AUD	(1,921)	(1,433)	(6)
USD/AUD	09/21/2016	CIT	AUD	(184,778)	(137,404)	(4,445)
USD/BRL	09/21/2016	CIT	BRL	(641)	(195)	(22)
USD/CAD	07/05/2016	CIT	CAD	(3,330)	(2,577)	(7)
USD/CAD	09/21/2016	CIT	CAD	(62,601)	(48,462)	(385)
USD/CAD	09/21/2016	CIT	CAD	(1,892)	(1,465)	4
USD/CHF	09/21/2016	CIT	CHF	(872)	(896)	(11)
USD/CHF	09/21/2016	CIT	CHF	(124)	(127)	—
USD/CLP	09/21/2016	CIT	CLP	(2,391,393)	(3,588)	(164)
USD/COP	09/21/2016	CIT	COP	(709,878)	(239)	(15)
USD/EUR	09/21/2016	CIT	EUR	(121,082)	(134,772)	2,535
USD/EUR	09/21/2016	CIT	EUR	(16,649)	(18,531)	(179)
USD/GBP	09/21/2016	CIT	GBP	(62,179)	(82,840)	6,206
USD/HKD	09/21/2016	CIT	HKD	(6,379)	(823)	—
USD/HUF	07/05/2016	CIT	HUF	(333,407)	(1,172)	(1)
USD/HUF	09/21/2016	CIT	HUF	(2,655,822)	(9,333)	113
USD/HUF	09/21/2016	CIT	HUF	(503,078)	(1,768)	(16)
USD/IDR	09/21/2016	CIT	IDR	(27,012,734)	(2,017)	(72)
USD/ILS	09/21/2016	CIT	ILS	(11,079)	(2,876)	9
USD/ILS	09/21/2016	CIT	ILS	(14,063)	(3,653)	(16)
USD/INR	09/21/2016	CIT	INR	(12,841)	(188)	—
USD/INR	09/21/2016	CIT	INR	(353,839)	(5,169)	(19)
USD/JPY	07/05/2016	CIT	JPY	(2,966,763)	(28,730)	122
USD/JPY	09/21/2016	CIT	JPY	(5,729,452)	(55,635)	(1,184)
USD/JPY	09/21/2016	CIT	JPY	(6,377,070)	(61,927)	338
USD/KRW	09/21/2016	CIT	KRW	(53,636,119)	(46,526)	(1,215)
USD/MXN	07/05/2016	CIT	MXN	(38,983)	(2,132)	(20)
USD/MXN	09/21/2016	CIT	MXN	(553,978)	(30,056)	(496)
USD/MXN	09/21/2016	CIT	MXN	(9,280)	(503)	2
USD/MYR	09/21/2016	CIT	MYR	(22,899)	(5,648)	(97)
USD/NOK	07/05/2016	CIT	NOK	(5,248)	(627)	(3)
USD/NOK	09/21/2016	CIT	NOK	(167,041)	(19,958)	98
USD/NOK	09/21/2016	CIT	NOK	(28,050)	(3,351)	(30)
USD/NZD	09/21/2016	CIT	NZD	(45,241)	(32,171)	(1,530)
USD/PHP	09/21/2016	CIT	PHP	(127,319)	(2,697)	33
USD/PHP	09/21/2016	CIT	PHP	(56,797)	(1,203)	(1)
USD/PLN	07/05/2016	CIT	PLN	(1,322)	(335)	(3)
USD/PLN	09/21/2016	CIT	PLN	(93,031)	(23,537)	66
USD/PLN	09/21/2016	CIT	PLN	(42,814)	(10,830)	(76)
USD/SEK	07/05/2016	CIT	SEK	(13,561)	(1,603)	(3)
USD/SEK	09/21/2016	CIT	SEK	(267,296)	(31,706)	575
USD/SEK	09/21/2016	CIT	SEK	(69,576)	(8,252)	(42)
USD/SGD	07/05/2016	CIT	SGD	(534)	(396)	(1)
USD/SGD	09/21/2016	CIT	SGD	(8,211)	(6,092)	(112)
USD/TRY	09/21/2016	CIT	TRY	(5,401)	(1,843)	(68)
USD/TWD	09/21/2016	CIT	TWD	(223,998)	(7,259)	(89)
USD/ZAR	07/05/2016	CIT	ZAR	(21,831)	(1,482)	3
USD/ZAR	09/21/2016	CIT	ZAR	(297,792)	(19,891)	(1,210)
ZAR/USD	07/05/2016	CIT	ZAR	21,831	1,482	3
ZAR/USD	09/21/2016	CIT	ZAR	260,224	17,380	378

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
ZAR/USD	09/21/2016	CIT	ZAR	37,147	$2,481	$(10)
					$(44,128)	$10,497

JNL/BlackRock Global Allocation Fund
BRL/USD	07/13/2016	MSC	BRL	7,111	$2,207	$370
BRL/USD	08/25/2016	GSC	BRL	12,401	3,797	98
BRL/USD	12/02/2016	DUB	BRL	14,105	4,195	236
CAD/USD	08/24/2016	DUB	CAD	11,878	9,195	114
CAD/USD	09/02/2016	JPM	CAD	11,896	9,209	(60)
CNY/USD	11/04/2016	DUB	CNY	57,590	8,632	(135)
EUR/JPY	08/09/2016	DUB	JPY	(562,632)	(5,455)	(366)
EUR/JPY	08/10/2016	MSC	JPY	(956,490)	(9,273)	(731)
EUR/JPY	08/19/2016	DUB	JPY	(988,179)	(9,583)	(712)
EUR/JPY	02/13/2017	HSB	JPY	(388,727)	(3,798)	(300)
EUR/USD	07/01/2016	CSI	EUR	11,364	12,611	(379)
EUR/USD	07/28/2016	MSC	EUR	11,329	12,584	(289)
EUR/USD	07/29/2016	DUB	EUR	5,388	5,985	(104)
EUR/USD	08/24/2016	CSI	EUR	6,451	7,173	27
EUR/USD	09/01/2016	JPM	EUR	6,469	7,195	(57)
EUR/USD	09/12/2016	BBH	EUR	1,602	1,782	(10)
EUR/USD	09/23/2016	HSB	EUR	8,153	9,075	(135)
GBP/USD	08/03/2016	DUB	GBP	6,452	8,591	(746)
GBP/USD	08/04/2016	DUB	GBP	2,544	3,388	(268)
GBP/USD	09/12/2016	BBH	GBP	3,814	5,081	(292)
JPY/EUR	08/09/2016	DUB	EUR	(4,579)	(5,088)	596
JPY/EUR	08/10/2016	MSC	EUR	(7,687)	(8,543)	948
JPY/EUR	08/19/2016	DUB	EUR	(7,980)	(8,871)	736
JPY/EUR	02/13/2017	HSB	EUR	(3,125)	(3,498)	460
JPY/USD	07/05/2016	DUB	JPY	4,303,608	41,677	(126)
JPY/USD	07/05/2016	GSC	JPY	223,822	2,167	(1)
JPY/USD	07/15/2016	CIT	JPY	369,516	3,580	210
JPY/USD	07/28/2016	MSC	JPY	1,032,997	10,011	510
JPY/USD	08/04/2016	GSC	JPY	963,967	9,344	473
KRW/USD	08/10/2016	CSI	KRW	4,236,129	3,676	31
KRW/USD	08/10/2016	CSI	KRW	4,108,102	3,565	(23)
PLN/USD	07/13/2016	JPM	PLN	35,627	9,028	(402)
TWD/USD	08/03/2016	GSC	TWD	180,639	5,604	(12)
TWD/USD	08/03/2016	DUB	TWD	241,413	7,489	1
TWD/USD	08/03/2016	CIT	TWD	240,916	7,473	(15)
TWD/USD	01/09/2017	JPM	TWD	302,662	9,421	145
TWD/USD	01/09/2017	BNP	TWD	304,022	9,463	152
TWD/USD	01/09/2017	GSC	TWD	306,650	9,545	136
TWD/USD	01/11/2017	CSI	TWD	302,100	9,404	131
TWD/USD	02/16/2017	DUB	TWD	115,266	3,591	(7)
USD/AED	01/19/2017	BNP	AED	(13,026)	(3,541)	(23)
USD/AED	01/19/2017	GSC	AED	(13,036)	(3,544)	(26)
USD/AED	01/25/2017	BNP	AED	(12,909)	(3,509)	(23)
USD/AUD	09/30/2016	DUB	AUD	(4,902)	(3,644)	(33)
USD/AUD	11/09/2016	GSC	AUD	(12,436)	(9,232)	(8)
USD/AUD	11/10/2016	DUB	AUD	(12,654)	(9,393)	(175)
USD/BRL	07/05/2016	JPM	BRL	(3)	(1)	—
USD/BRL	07/13/2016	MSC	BRL	(7,111)	(2,207)	(537)
USD/BRL	08/25/2016	GSC	BRL	(24,518)	(7,508)	(757)
USD/BRL	12/02/2016	DUB	BRL	(14,105)	(4,195)	(414)
USD/CNY	11/04/2016	DUB	CNY	(57,590)	(8,632)	230
USD/EUR	07/01/2016	CSI	EUR	(8,279)	(9,188)	53
USD/EUR	07/01/2016	MSC	EUR	(3,085)	(3,424)	63
USD/EUR	07/28/2016	MSC	EUR	(6,609)	(7,341)	142
USD/EUR	09/01/2016	JPM	EUR	(6,469)	(7,195)	133
USD/GBP	07/05/2016	MSC	GBP	(193)	(257)	(2)
USD/GBP	08/03/2016	DUB	GBP	(6,452)	(8,592)	835
USD/GBP	08/04/2016	DUB	GBP	(2,544)	(3,388)	281
USD/GBP	09/01/2016	HSB	GBP	(6,473)	(8,622)	661
USD/GBP	09/02/2016	GSC	GBP	(6,473)	(8,622)	703
USD/GBP	09/09/2016	BNP	GBP	(6,473)	(8,623)	696
USD/GBP	09/15/2016	JPM	GBP	(6,471)	(8,621)	526
USD/GBP	09/16/2016	MSC	GBP	(6,304)	(8,398)	862
USD/GBP	09/23/2016	CSI	GBP	(3,782)	(5,039)	133
USD/GBP	09/30/2016	CSI	GBP	(3,782)	(5,039)	147
USD/GBP	09/30/2016	HSB	GBP	(3,781)	(5,038)	119
USD/HKD	07/05/2016	HSB	HKD	(42)	(5)	—
USD/HKD	07/05/2016	UBS	HKD	(178)	(23)	—
USD/JPY	07/19/2016	MSC	JPY	(4,270,000)	(41,369)	(2,089)
USD/JPY	07/28/2016	GSC	JPY	(405,856)	(3,933)	(228)
USD/JPY	08/09/2016	GSC	JPY	(23,673)	(230)	(10)
USD/JPY	08/10/2016	GSC	JPY	(22,388)	(217)	(12)
USD/JPY	08/19/2016	GSC	JPY	(2,394)	(23)	(1)
USD/JPY	08/22/2016	JPM	JPY	(4,300,000)	(41,706)	(1,298)
USD/JPY	09/06/2016	GSC	JPY	(4,370,000)	(42,408)	(2,048)
USD/JPY	09/12/2016	CSI	JPY	(2,060,000)	(19,996)	(1,766)
USD/JPY	10/03/2016	DUB	JPY	(4,300,000)	(41,778)	123
USD/JPY	02/13/2017	HSB	JPY	(16,420)	(160)	(9)
USD/KRW	08/10/2016	CSI	KRW	(8,344,231)	(7,241)	(352)
USD/MXN	08/25/2016	GSC	MXN	(171,336)	(9,322)	(170)
USD/MXN	08/25/2016	CIT	MXN	(119,628)	(6,509)	(112)
USD/NZD	11/08/2016	MSC	NZD	(13,486)	(9,568)	(442)
USD/NZD	11/10/2016	CIT	NZD	(13,690)	(9,712)	(579)
USD/PLN	07/13/2016	JPM	PLN	(35,627)	(9,028)	(205)
USD/TWD	01/09/2017	GSC	TWD	(306,650)	(9,545)	(451)
USD/TWD	01/09/2017	CIT	TWD	(302,662)	(9,421)	(343)
USD/TWD	01/09/2017	CIT	TWD	(304,022)	(9,463)	(385)
USD/TWD	01/11/2017	CSI	TWD	(302,100)	(9,404)	(399)
USD/TWD	02/16/2017	DUB	TWD	(115,266)	(3,591)	(142)
ZAR/USD	08/26/2016	CIT	ZAR	58,162	3,905	298
					$(231,911)	$(6,830)

JNL/Boston Partners Global Long Short Equity Fund
CAD/USD	07/06/2016	BBH	CAD	107	$83	$—
JPY/USD	07/01/2016	BBH	JPY	243,003	2,353	(19)
JPY/USD	07/05/2016	BBH	JPY	18,496	179	(1)
					$2,615	$(20)

JNL/Brookfield Global Infrastructure and MLP Fund
USD/CAD	07/05/2016	JPM	CAD	(2,308)	$(1,786)	$(17)

JNL/Capital Guardian Global Balanced Fund
AUD/USD	07/13/2016	BOA	AUD	1,751	$1,305	$5
BRL/USD	07/05/2016	JPM	BRL	45	14	—
CAD/USD	07/05/2016	UBS	CAD	3,120	2,415	(3)
CAD/USD	07/07/2016	UBS	CAD	500	387	(2)
CLP/USD	07/01/2016	UBS	CLP	862,500	1,303	53
CLP/USD	07/13/2016	BOA	CLP	170,338	257	7
CLP/USD	07/29/2016	UBS	CLP	839,650	1,266	16
CLP/USD	08/01/2016	UBS	CLP	697,200	1,051	1
COP/USD	07/05/2016	CIT	COP	558,160	191	6
COP/USD	07/18/2016	CIT	COP	1,169,500	399	—
COP/USD	07/29/2016	CIT	COP	558,160	190	—
EUR/GBP	07/08/2016	CIT	GBP	(300)	(399)	27
EUR/GBP	07/22/2016	JPM	GBP	(910)	(1,212)	38
EUR/GBP	07/27/2016	JPM	GBP	(525)	(699)	61
EUR/USD	07/07/2016	CIT	EUR	1,787	1,983	(17)
EUR/USD	07/13/2016	JPM	EUR	1,939	2,152	(48)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
EUR/USD	07/13/2016	BNY	EUR	97	$108	$(2)
EUR/USD	07/13/2016	JPM	EUR	72	80	—
EUR/USD	07/18/2016	CSI	EUR	178	197	(3)
EUR/USD	07/18/2016	CSI	EUR	4	5	—
EUR/USD	07/20/2016	BNY	EUR	200	222	(3)
EUR/USD	07/20/2016	CIT	EUR	440	488	(6)
EUR/USD	07/21/2016	BNY	EUR	354	394	(6)
EUR/USD	07/21/2016	CIT	EUR	398	442	(7)
EUR/USD	07/21/2016	BNY	EUR	10	11	—
EUR/USD	07/21/2016	CIT	EUR	11	12	—
GBP/EUR	07/08/2016	CIT	EUR	(379)	(420)	(21)
GBP/EUR	07/22/2016	JPM	EUR	(1,125)	(1,249)	(91)
GBP/EUR	07/29/2016	JPM	EUR	(1,175)	(1,305)	(8)
GBP/NOK	07/20/2016	BNY	NOK	(3,398)	(406)	(7)
GBP/USD	07/01/2016	CIT	GBP	307	409	(41)
GBP/USD	07/01/2016	CIT	GBP	34	46	—
GBP/USD	07/22/2016	JPM	GBP	40	54	(2)
GBP/USD	07/25/2016	BNY	GBP	1,873	2,494	(14)
JPY/EUR	07/07/2016	BNY	EUR	(650)	(721)	26
JPY/PLN	07/07/2016	BNY	PLN	(1,850)	(469)	26
JPY/USD	07/05/2016	BNY	JPY	414,546	4,015	(21)
JPY/USD	07/07/2016	BOA	JPY	57,417	556	31
JPY/USD	07/07/2016	CSI	JPY	98,439	953	53
JPY/USD	07/07/2016	CIT	JPY	108,630	1,052	52
JPY/USD	07/08/2016	BNY	JPY	124,842	1,209	59
JPY/USD	07/08/2016	UBS	JPY	53,771	521	21
JPY/USD	07/13/2016	BNY	JPY	101,211	980	30
JPY/USD	07/13/2016	UBS	JPY	220,754	2,138	68
JPY/USD	07/13/2016	JPM	JPY	105,264	1,020	32
JPY/USD	07/15/2016	CIT	JPY	158,994	1,540	40
JPY/USD	07/15/2016	UBS	JPY	190,345	1,844	44
JPY/USD	07/20/2016	CIT	JPY	123,627	1,198	9
JPY/USD	07/20/2016	BNY	JPY	365,226	3,539	39
JPY/USD	07/25/2016	CIT	JPY	52,151	505	5
JPY/USD	07/25/2016	CSI	JPY	72,979	707	7
JPY/USD	07/28/2016	BNY	JPY	52,815	512	12
MYR/USD	07/08/2016	JPM	MYR	1,150	285	(2)
MYR/USD	07/18/2016	JPM	MYR	6,750	1,673	(10)
NOK/EUR	07/13/2016	UBS	EUR	(425)	(472)	1
NOK/GBP	07/20/2016	BNY	GBP	(300)	(399)	28
NOK/USD	07/13/2016	UBS	NOK	2,451	293	(7)
NOK/USD	07/13/2016	CIT	NOK	4,042	483	(17)
PLN/JPY	07/07/2016	BNY	JPY	(50,801)	(492)	(23)
SEK/EUR	07/11/2016	CIT	EUR	(350)	(389)	(7)
SEK/EUR	07/20/2016	CIT	EUR	(550)	(611)	(1)
SEK/USD	07/13/2016	CSI	SEK	2,025	239	(11)
USD/CAD	07/05/2016	UBS	CAD	(3,120)	(2,415)	(24)
USD/CAD	07/07/2016	UBS	CAD	(500)	(387)	(5)
USD/CLP	07/01/2016	UBS	CLP	(862,500)	(1,303)	(16)
USD/COP	07/05/2016	CIT	COP	(558,160)	(191)	(12)
USD/COP	07/18/2016	CIT	COP	(1,319,500)	(450)	(13)
USD/COP	07/29/2016	CIT	COP	(558,160)	(190)	(5)
USD/EUR	07/05/2016	CIT	EUR	(115)	(128)	—
USD/EUR	07/07/2016	BNY	EUR	(450)	(499)	4
USD/EUR	07/08/2016	CIT	EUR	(5)	(6)	—
USD/EUR	07/18/2016	CSI	EUR	(182)	(202)	(2)
USD/EUR	07/21/2016	BNY	EUR	(364)	(404)	(4)
USD/EUR	07/21/2016	CIT	EUR	(409)	(454)	(5)
USD/EUR	07/25/2016	JPM	EUR	(450)	(500)	10
USD/EUR	07/28/2016	UBS	EUR	(1,250)	(1,388)	(18)
USD/EUR	07/29/2016	UBS	EUR	(1,311)	(1,456)	(6)
USD/GBP	07/01/2016	CIT	GBP	(341)	(455)	(5)
USD/GBP	07/13/2016	BNY	GBP	(330)	(439)	38
USD/GBP	07/15/2016	BNY	GBP	(450)	(599)	39
USD/GBP	07/20/2016	JPM	GBP	(100)	(133)	9
USD/GBP	07/21/2016	BNY	GBP	(300)	(399)	30
USD/GBP	07/25/2016	BNY	GBP	(1,873)	(2,494)	246
USD/GBP	07/25/2016	UBS	GBP	(450)	(599)	(6)
USD/GBP	07/28/2016	BNY	GBP	(750)	(999)	30
USD/GBP	07/29/2016	CIT	GBP	(1,177)	(1,567)	13
USD/INR	07/18/2016	JPM	INR	(41,300)	(610)	(1)
USD/JPY	07/01/2016	JPM	JPY	(14,638)	(142)	2
USD/JPY	07/05/2016	BNY	JPY	(414,546)	(4,015)	(215)
USD/JPY	07/05/2016	UBS	JPY	(11,303)	(109)	1
USD/JPY	07/07/2016	CSI	JPY	(54,689)	(530)	(6)
USD/JPY	07/07/2016	BOA	JPY	(57,417)	(556)	(6)
USD/JPY	07/07/2016	BNY	JPY	(259)	(3)	—
USD/JPY	07/08/2016	UBS	JPY	(53,772)	(521)	(6)
USD/JPY	07/13/2016	BNY	JPY	(47,996)	(465)	(11)
USD/MXN	07/20/2016	JPM	MXN	(1,025)	(56)	(2)
USD/MYR	07/08/2016	JPM	MYR	(1,150)	(285)	(9)
USD/MYR	07/13/2016	CIT	MYR	(75)	(19)	—
USD/MYR	07/18/2016	CIT	MYR	(600)	(149)	(2)
USD/MYR	07/18/2016	JPM	MYR	(6,750)	(1,673)	(28)
USD/MYR	07/20/2016	CSI	MYR	(1,500)	(372)	(8)
USD/MYR	08/01/2016	JPM	MYR	(1,150)	(285)	2
USD/NOK	07/20/2016	BNY	NOK	(177)	(21)	(1)
USD/PLN	07/13/2016	JPM	PLN	(900)	(228)	7
USD/PLN	07/18/2016	UBS	PLN	(5,350)	(1,356)	—
USD/TRY	07/20/2016	UBS	TRY	(130)	(45)	(1)
USD/ZAR	07/13/2016	BOA	ZAR	(3,250)	(220)	(3)
					$4,577	$428

JNL/Causeway International Value Select Fund
USD/GBP	07/05/2016	BNY	GBP	(1,564)	$(2,082)	$(13)

JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	07/05/2016	MSC	CLP	156,633	$237	$12
CLP/USD	07/11/2016	DUB	CLP	571,473	863	27
CLP/USD	07/11/2016	MSC	CLP	1,399,195	2,112	47
CLP/USD	07/14/2016	DUB	CLP	571,473	863	22
CLP/USD	07/18/2016	DUB	CLP	1,888,285	2,849	62
CLP/USD	07/21/2016	DUB	CLP	3,311,571	4,995	191
CLP/USD	07/25/2016	DUB	CLP	1,864,952	2,812	72
CLP/USD	07/29/2016	MSC	CLP	156,633	236	5
CLP/USD	08/03/2016	MSC	CLP	154,562	233	12
CLP/USD	08/17/2016	DUB	CLP	571,473	860	23
CLP/USD	08/31/2016	CIT	CLP	948,431	1,425	61
CLP/USD	09/06/2016	MSC	CLP	154,562	232	12
CLP/USD	09/09/2016	JPM	CLP	3,735,884	5,610	168
CLP/USD	09/12/2016	DUB	CLP	571,473	858	16
CLP/USD	09/20/2016	DUB	CLP	3,231,224	4,847	202
CLP/USD	10/12/2016	DUB	CLP	571,473	856	1
EUR/MYR	07/08/2016	JPM	MYR	(103,264)	(25,607)	(96)
EUR/USD	07/01/2016	DUB	EUR	1,985	2,203	(24)
EUR/USD	07/06/2016	BCL	EUR	2,083	2,312	1
EUR/USD	07/22/2016	DUB	EUR	12,922	14,350	(156)
EUR/USD	07/27/2016	DUB	EUR	2,660	2,955	(32)
EUR/USD	08/11/2016	DUB	EUR	664	737	(8)
EUR/USD	08/19/2016	DUB	EUR	7,358	8,180	(89)
EUR/USD	08/25/2016	DUB	EUR	3,249	3,612	(39)
EUR/USD	08/31/2016	DUB	EUR	5,780	6,428	(70)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
GHS/USD	10/11/2016	BCL	GHS	2,924	$693	$9
IDR/USD	03/15/2017	JPM	IDR	153,450,000	11,115	107
IDR/USD	05/03/2017	JPM	IDR	437,000,000	31,386	327
INR/EUR	07/11/2016	JPM	EUR	(44,295)	(49,169)	1,142
INR/USD	07/29/2016	JPM	INR	527,153	7,775	(39)
KRW/EUR	07/15/2016	JPM	EUR	(27,023)	(30,002)	848
KRW/EUR	10/14/2016	JPM	EUR	(30,729)	(34,234)	1,022
MXN/EUR	12/16/2016	DUB	EUR	(69,020)	(77,084)	3,829
MXN/USD	07/08/2016	CIT	MXN	77,765	4,252	(549)
MXN/USD	07/11/2016	CIT	MXN	16,864	922	(114)
MXN/USD	08/05/2016	CIT	MXN	121,986	6,652	(708)
MXN/USD	12/06/2016	CIT	MXN	61,127	3,290	67
MXN/USD	12/13/2016	CIT	MXN	31,233	1,680	(1)
MXN/USD	06/22/2017	CIT	MXN	475,341	25,053	479
MYR/EUR	07/08/2016	JPM	EUR	(21,745)	(24,135)	1,472
MYR/EUR	07/19/2016	JPM	EUR	(49,563)	(55,034)	4,318
MYR/EUR	10/17/2016	HSB	EUR	(22,913)	(25,529)	(583)
MYR/EUR	10/17/2016	DUB	EUR	(6,973)	(7,769)	547
MYR/EUR	11/08/2016	JPM	EUR	(22,833)	(25,463)	(62)
PHP/USD	07/01/2016	JPM	PHP	30,714	653	(18)
PHP/USD	09/28/2016	JPM	PHP	42,510	900	(11)
PHP/USD	09/30/2016	DUB	PHP	91,840	1,945	(33)
PHP/USD	01/31/2017	DUB	PHP	91,840	1,934	78
PHP/USD	03/29/2017	JPM	PHP	61,070	1,283	—
PHP/USD	06/21/2017	JPM	PHP	86,220	1,805	(27)
PHP/USD	06/29/2017	DUB	PHP	286,261	5,991	13
PHP/USD	06/30/2017	DUB	PHP	31,167	652	(2)
PHP/USD	07/03/2017	JPM	PHP	30,714	643	(4)
USD/AUD	09/14/2016	CIT	AUD	(15,335)	(11,406)	(359)
USD/AUD	11/16/2016	JPM	AUD	(58,680)	(43,551)	(632)
USD/AUD	11/21/2016	CIT	AUD	(7,784)	(5,776)	(141)
USD/AUD	12/12/2016	JPM	AUD	(15,523)	(11,510)	(463)
USD/AUD	12/13/2016	JPM	AUD	(22,902)	(16,981)	(82)
USD/AUD	12/14/2016	JPM	AUD	(7,716)	(5,721)	(197)
USD/AUD	12/14/2016	CIT	AUD	(15,437)	(11,446)	(51)
USD/AUD	12/16/2016	CIT	AUD	(322)	(239)	(2)
USD/AUD	12/20/2016	CIT	AUD	(649)	(481)	(5)
USD/AUD	03/17/2017	JPM	AUD	(1,630)	(1,205)	(17)
USD/AUD	03/20/2017	JPM	AUD	(66,486)	(49,141)	(261)
USD/CLP	07/05/2016	MSC	CLP	(156,633)	(237)	(5)
USD/CLP	07/11/2016	DUB	CLP	(571,473)	(863)	(2)
USD/EUR	07/01/2016	DUB	EUR	(1,985)	(2,203)	25
USD/EUR	07/01/2016	BCL	EUR	(820)	(910)	27
USD/EUR	07/06/2016	BCL	EUR	(2,083)	(2,312)	15
USD/EUR	07/11/2016	BCL	EUR	(534)	(593)	16
USD/EUR	07/13/2016	JPM	EUR	(37,650)	(41,796)	1,224
USD/EUR	07/15/2016	JPM	EUR	(17,144)	(19,034)	(314)
USD/EUR	07/18/2016	HSB	EUR	(874)	(971)	18
USD/EUR	07/18/2016	BCL	EUR	(448)	(497)	6
USD/EUR	07/19/2016	BCL	EUR	(17,144)	(19,036)	(257)
USD/EUR	07/22/2016	DUB	EUR	(12,922)	(14,350)	345
USD/EUR	07/22/2016	BOA	EUR	(807)	(896)	21
USD/EUR	07/22/2016	BCL	EUR	(862)	(957)	22
USD/EUR	07/25/2016	JPM	EUR	(17,230)	(19,136)	(377)
USD/EUR	07/25/2016	DUB	EUR	(96)	(106)	(1)
USD/EUR	07/25/2016	BCL	EUR	(281)	(312)	4
USD/EUR	07/25/2016	GSC	EUR	(27,572)	(30,622)	519
USD/EUR	07/27/2016	DUB	EUR	(2,660)	(2,955)	(55)
USD/EUR	07/28/2016	CIT	EUR	(3,077)	(3,418)	72
USD/EUR	07/28/2016	BOA	EUR	(8,911)	(9,898)	225
USD/EUR	07/29/2016	JPM	EUR	(786)	(873)	4
USD/EUR	07/29/2016	BOA	EUR	(8,911)	(9,899)	224
USD/EUR	07/29/2016	DUB	EUR	(164)	(183)	—
USD/EUR	07/29/2016	CIT	EUR	(8,981)	(9,976)	(41)
USD/EUR	07/29/2016	BOA	EUR	(5,005)	(5,560)	(5)
USD/EUR	08/01/2016	BCL	EUR	(820)	(911)	1
USD/EUR	08/05/2016	HSB	EUR	(786)	(873)	(6)
USD/EUR	08/05/2016	CIT	EUR	(786)	(873)	(4)
USD/EUR	08/05/2016	BCL	EUR	(2,083)	(2,314)	(1)
USD/EUR	08/09/2016	CIT	EUR	(2,250)	(2,501)	80
USD/EUR	08/09/2016	DUB	EUR	(201)	(223)	7
USD/EUR	08/11/2016	DUB	EUR	(664)	(738)	(5)
USD/EUR	08/15/2016	DUB	EUR	(818)	(909)	28
USD/EUR	08/18/2016	DUB	EUR	(700)	(778)	21
USD/EUR	08/18/2016	DUB	EUR	(75)	(84)	(1)
USD/EUR	08/19/2016	DUB	EUR	(7,358)	(8,180)	168
USD/EUR	08/24/2016	DUB	EUR	(307)	(341)	(1)
USD/EUR	08/24/2016	GSC	EUR	(5,730)	(6,371)	84
USD/EUR	08/25/2016	DUB	EUR	(3,249)	(3,612)	(9)
USD/EUR	08/29/2016	DUB	EUR	(13,246)	(14,730)	83
USD/EUR	08/31/2016	BCL	EUR	(14,476)	(16,100)	(67)
USD/EUR	08/31/2016	HSB	EUR	(123)	(137)	2
USD/EUR	08/31/2016	DUB	EUR	(5,780)	(6,429)	109
USD/EUR	08/31/2016	SCB	EUR	(786)	(874)	10
USD/EUR	09/02/2016	DUB	EUR	(12,268)	(13,645)	(228)
USD/EUR	09/06/2016	DUB	EUR	(7,067)	(7,862)	84
USD/EUR	09/15/2016	CIT	EUR	(3,701)	(4,118)	60
USD/EUR	09/15/2016	BOA	EUR	(4,198)	(4,671)	63
USD/EUR	09/16/2016	JPM	EUR	(11,173)	(12,434)	157
USD/EUR	09/28/2016	BCL	EUR	(6,705)	(7,465)	141
USD/EUR	09/29/2016	JPM	EUR	(14,142)	(15,746)	226
USD/EUR	10/11/2016	DUB	EUR	(522)	(582)	10
USD/EUR	10/13/2016	JPM	EUR	(19,003)	(21,170)	572
USD/EUR	10/17/2016	DUB	EUR	(6,400)	(7,131)	215
USD/EUR	10/17/2016	BCL	EUR	(21,040)	(23,443)	770
USD/EUR	10/27/2016	BCL	EUR	(14,200)	(15,828)	(19)
USD/EUR	11/07/2016	DUB	EUR	(9,071)	(10,115)	(144)
USD/EUR	11/09/2016	DUB	EUR	(27,752)	(30,949)	(436)
USD/EUR	11/14/2016	DUB	EUR	(305)	(340)	(8)
USD/EUR	11/17/2016	DUB	EUR	(5,448)	(6,078)	(157)
USD/EUR	01/19/2017	CIT	EUR	(402)	(449)	(4)
USD/EUR	01/19/2017	JPM	EUR	(17,069)	(19,089)	(185)
USD/EUR	01/23/2017	DUB	EUR	(4,005)	(4,480)	(59)
USD/EUR	01/27/2017	GSC	EUR	(2,562)	(2,866)	(55)
USD/EUR	02/08/2017	BCL	EUR	(393)	(440)	5
USD/EUR	02/16/2017	DUB	EUR	(23,265)	(26,049)	496
USD/EUR	02/23/2017	DUB	EUR	(9,220)	(10,326)	44
USD/EUR	02/28/2017	DUB	EUR	(1,977)	(2,214)	(8)
USD/EUR	03/01/2017	DUB	EUR	(65)	(73)	—
USD/JPY	07/07/2016	JPM	JPY	(815,900)	(7,902)	(1,074)
USD/JPY	07/11/2016	BCL	JPY	(607,460)	(5,884)	(196)
USD/JPY	07/15/2016	JPM	JPY	(565,220)	(5,475)	(671)
USD/JPY	07/15/2016	BCL	JPY	(869,480)	(8,423)	(1,025)
USD/JPY	07/25/2016	JPM	JPY	(718,000)	(6,958)	(1,121)
USD/JPY	07/25/2016	CIT	JPY	(465,783)	(4,514)	(727)
USD/JPY	08/08/2016	CIT	JPY	(725,210)	(7,031)	(1,133)
USD/JPY	08/16/2016	JPM	JPY	(782,210)	(7,586)	(590)
USD/JPY	08/31/2016	BCL	JPY	(2,019,878)	(19,597)	(1,577)
USD/JPY	08/31/2016	JPM	JPY	(861,218)	(8,355)	(1,149)
USD/JPY	09/09/2016	BCL	JPY	(474,193)	(4,602)	(401)
USD/JPY	09/20/2016	BCL	JPY	(1,292,043)	(12,546)	(1,752)
USD/JPY	09/23/2016	CIT	JPY	(816,260)	(7,927)	(567)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	09/26/2016	HSB	JPY	(3,680,691)	$(35,750)	$(2,606)
USD/JPY	09/26/2016	DUB	JPY	(405,843)	(3,942)	(284)
USD/JPY	09/26/2016	BCL	JPY	(414,600)	(4,027)	(329)
USD/JPY	09/26/2016	JPM	JPY	(2,239,778)	(21,755)	(2,815)
USD/JPY	10/06/2016	JPM	JPY	(815,900)	(7,928)	(567)
USD/JPY	10/07/2016	JPM	JPY	(815,900)	(7,929)	(1,081)
USD/JPY	10/11/2016	HSB	JPY	(1,623,100)	(15,775)	(2,117)
USD/JPY	10/13/2016	DUB	JPY	(810,500)	(7,878)	(1,054)
USD/JPY	10/13/2016	BCL	JPY	(821,800)	(7,988)	(1,071)
USD/JPY	10/19/2016	JPM	JPY	(372,560)	(3,622)	(450)
USD/JPY	10/24/2016	BCL	JPY	(312,130)	(3,035)	(407)
USD/JPY	11/14/2016	CIT	JPY	(1,455,357)	(14,165)	(2,206)
USD/JPY	11/14/2016	GSC	JPY	(6,664,272)	(64,865)	(10,094)
USD/JPY	11/14/2016	BCL	JPY	(1,983,808)	(19,309)	(2,999)
USD/JPY	11/14/2016	JPM	JPY	(611,520)	(5,952)	(935)
USD/JPY	12/09/2016	HSB	JPY	(568,300)	(5,537)	(221)
USD/JPY	12/12/2016	CIT	JPY	(819,710)	(7,988)	(266)
USD/JPY	12/13/2016	HSB	JPY	(646,940)	(6,305)	(196)
USD/JPY	12/13/2016	DUB	JPY	(214,200)	(2,087)	(63)
USD/JPY	12/13/2016	JPM	JPY	(599,390)	(5,841)	(183)
USD/JPY	12/16/2016	HSB	JPY	(810,570)	(7,900)	(199)
USD/JPY	01/10/2017	JPM	JPY	(815,900)	(7,960)	(1,022)
USD/JPY	01/10/2017	GSC	JPY	(234,818)	(2,291)	(287)
USD/JPY	01/19/2017	JPM	JPY	(372,560)	(3,636)	(418)
USD/JPY	01/23/2017	DUB	JPY	(410,300)	(4,005)	(451)
USD/JPY	01/27/2017	JPM	JPY	(249,900)	(2,440)	(307)
USD/JPY	02/08/2017	JPM	JPY	(926,500)	(9,051)	(1,045)
USD/JPY	02/08/2017	SCB	JPY	(926,730)	(9,053)	(1,028)
USD/JPY	02/09/2017	BCL	JPY	(926,850)	(9,055)	(1,018)
USD/JPY	02/09/2017	JPM	JPY	(928,860)	(9,074)	(1,039)
USD/JPY	02/16/2017	HSB	JPY	(589,460)	(5,760)	(528)
USD/JPY	02/16/2017	JPM	JPY	(589,145)	(5,757)	(554)
USD/JPY	02/16/2017	CIT	JPY	(1,170,790)	(11,441)	(903)
USD/JPY	02/16/2017	GSC	JPY	(391,640)	(3,827)	(306)
USD/JPY	02/27/2017	BCL	JPY	(195,560)	(1,912)	(143)
USD/JPY	03/01/2017	DUB	JPY	(130,803)	(1,279)	(103)
USD/JPY	03/27/2017	GSC	JPY	(3,676,462)	(35,986)	(2,922)
USD/JPY	04/18/2017	BOA	JPY	(455,770)	(4,465)	(227)
USD/JPY	05/18/2017	CIT	JPY	(65,897)	(646)	(32)
USD/JPY	05/18/2017	BOA	JPY	(65,995)	(647)	(32)
USD/JPY	05/19/2017	HSB	JPY	(66,028)	(648)	(34)
USD/JPY	05/19/2017	BOA	JPY	(65,796)	(645)	(34)
USD/JPY	05/22/2017	BOA	JPY	(65,975)	(647)	(37)
USD/JPY	06/05/2017	JPM	JPY	(725,016)	(7,118)	(376)
USD/JPY	06/08/2017	CIT	JPY	(379,500)	(3,726)	(131)
USD/JPY	06/16/2017	JPM	JPY	(252,800)	(2,483)	(59)
USD/JPY	06/19/2017	DUB	JPY	(809,330)	(7,950)	(201)
USD/JPY	06/20/2017	CIT	JPY	(601,130)	(5,905)	(48)
USD/JPY	06/22/2017	DUB	JPY	(810,730)	(7,965)	(87)
USD/KRW	09/07/2016	GSC	KRW	(23,982,000)	(20,805)	(755)
USD/KRW	09/19/2016	CIT	KRW	(11,697,000)	(10,147)	(494)
USD/KRW	09/19/2016	HSB	KRW	(22,451,000)	(19,476)	(1,085)
USD/KRW	09/26/2016	HSB	KRW	(19,088,000)	(16,558)	(150)
USD/KRW	09/28/2016	HSB	KRW	(19,179,000)	(16,637)	(271)
USD/KRW	10/18/2016	HSB	KRW	(38,587,000)	(33,470)	(144)
USD/KRW	11/02/2016	HSB	KRW	(8,562,000)	(7,426)	(11)
USD/KRW	11/14/2016	CIT	KRW	(11,730,000)	(10,174)	(140)
USD/KRW	11/16/2016	CIT	KRW	(9,859,000)	(8,551)	(125)
USD/KRW	11/17/2016	HSB	KRW	(30,916,000)	(26,815)	(462)
USD/KRW	11/18/2016	HSB	KRW	(17,052,000)	(14,790)	(262)
USD/KRW	11/21/2016	CIT	KRW	(8,462,000)	(7,339)	(184)
USD/KRW	11/23/2016	DUB	KRW	(10,500,000)	(9,107)	(181)
USD/KRW	11/25/2016	HSB	KRW	(19,171,000)	(16,628)	(544)
USD/KRW	12/02/2016	HSB	KRW	(23,128,000)	(20,059)	(542)
USD/KRW	12/15/2016	CIT	KRW	(8,775,000)	(7,611)	(144)
USD/KRW	12/20/2016	DUB	KRW	(10,504,000)	(9,110)	(176)
USD/KRW	04/25/2017	HSB	KRW	(25,486,000)	(22,103)	256
USD/KRW	04/26/2017	HSB	KRW	(7,101,000)	(6,158)	38
USD/MXN	07/08/2016	CIT	MXN	(77,765)	(4,252)	(84)
USD/MXN	07/11/2016	CIT	MXN	(16,864)	(922)	(18)
USD/MXN	08/05/2016	CIT	MXN	(121,986)	(6,652)	(132)
USD/MXN	12/06/2016	CIT	MXN	(61,127)	(3,290)	(64)
USD/MXN	12/13/2016	CIT	MXN	(31,233)	(1,680)	(33)
USD/MXN	06/22/2017	CIT	MXN	(475,341)	(25,053)	(448)
					$(1,700,891)	$(47,587)
JNL/Franklin Templeton International Small Cap Growth Fund
HKD/USD	07/05/2016	CIT	HKD	1,631	$210	$—
JPY/USD	07/01/2016	CSI	JPY	18,027	175	(2)
USD/EUR	07/01/2016	HSB	EUR	(18)	(20)	—
USD/EUR	07/01/2016	GSC	EUR	(42)	(47)	—
USD/EUR	07/05/2016	BNP	EUR	(51)	(56)	—
USD/EUR	07/05/2016	DUB	EUR	(55)	(61)	—
USD/HKD	07/05/2016	UBS	HKD	(243)	(31)	—
					$170	$(2)
JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	07/21/2016	HSB	EUR	322	$358	$(3)
EUR/USD	07/21/2016	BOA	EUR	470	522	(2)
EUR/USD	07/21/2016	SSB	EUR	403	447	(5)
EUR/USD	07/21/2016	CSI	EUR	590	655	(8)
EUR/USD	07/21/2016	HSB	EUR	324	360	3
EUR/USD	07/21/2016	SSB	EUR	324	360	3
EUR/USD	07/21/2016	BOA	EUR	291	323	3
EUR/USD	07/21/2016	CSI	EUR	324	360	3
GBP/USD	11/23/2016	BOA	GBP	1,069	1,426	(94)
GBP/USD	11/23/2016	SSB	GBP	360	481	(29)
GBP/USD	11/23/2016	HSB	GBP	478	637	(38)
KRW/USD	08/12/2016	CSI	KRW	239,455	208	—
KRW/USD	08/12/2016	HSB	KRW	326,105	283	(2)
USD/EUR	07/21/2016	SSB	EUR	(984)	(1,093)	22
USD/EUR	07/21/2016	BOA	EUR	(539)	(599)	10
USD/EUR	07/21/2016	HSB	EUR	(609)	(677)	12
USD/EUR	07/21/2016	CSI	EUR	(173)	(192)	5
USD/EUR	07/21/2016	SSB	EUR	(741)	(822)	(6)
USD/EUR	07/21/2016	HSB	EUR	(693)	(770)	(5)
USD/EUR	07/21/2016	BOA	EUR	(28,799)	(31,981)	(422)
USD/EUR	07/21/2016	CSI	EUR	(42)	(46)	(1)
USD/EUR	07/21/2016	DUB	EUR	(62)	(69)	(1)
USD/EUR	11/04/2016	BOA	EUR	(2,091)	(2,332)	57
USD/EUR	11/04/2016	HSB	EUR	(3,227)	(3,597)	83
USD/EUR	11/04/2016	SSB	EUR	(506)	(564)	5
USD/GBP	11/23/2016	HSB	GBP	(50,490)	(67,323)	6,372
USD/GBP	11/23/2016	SSB	GBP	(1,123)	(1,496)	63
USD/GBP	11/23/2016	BOA	GBP	(219)	(292)	3
USD/GBP	11/23/2016	CSI	GBP	(109)	(146)	2
USD/GBP	11/23/2016	HSB	GBP	(332)	(443)	—
USD/GBP	11/23/2016	SSB	GBP	(332)	(443)	—
USD/GBP	11/23/2016	BOA	GBP	(166)	(221)	—
USD/KRW	08/12/2016	BOA	KRW	(2,049,665)	(1,778)	(64)
USD/KRW	08/12/2016	CSI	KRW	(1,369,208)	(1,188)	16
USD/KRW	08/12/2016	HSB	KRW	(4,598,038)	(3,990)	(185)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/KRW	08/12/2016	CSI	KRW	(1,124,758)	$(975)	$(42)
USD/KRW	08/12/2016	HSB	KRW	(74,196)	(64)	—
USD/KRW	11/14/2016	CSI	KRW	(157,483)	(137)	—
USD/KRW	11/14/2016	HSB	KRW	(411,205)	(357)	(1)
USD/KRW	11/14/2016	HSB	KRW	(4,095,818)	(3,553)	43
USD/KRW	11/14/2016	CSI	KRW	(1,035,914)	(899)	—
USD/KRW	11/14/2016	BOA	KRW	(1,352,917)	(1,173)	(2)
					$(120,800)	$5,795

JNL/Goldman Sachs Core Plus Bond Fund
AED/USD	08/11/2016	BNP	AED	21,541	$5,864	$1
AED/USD	12/07/2016	JPM	AED	20,476	5,569	(1)
ARS/USD	08/01/2016	BNP	ARS	4,766	312	(3)
ARS/USD	09/29/2016	CIT	ARS	4,943	314	7
AUD/NZD	09/21/2016	SSB	NZD	(1,132)	(805)	(13)
AUD/NZD	09/21/2016	WBC	NZD	(4,676)	(3,325)	(21)
AUD/NZD	09/21/2016	CIT	NZD	(1,101)	(783)	(5)
AUD/USD	08/04/2016	JPM	AUD	1,333	993	8
AUD/USD	09/21/2016	WBC	AUD	8,711	6,477	191
AUD/USD	09/21/2016	HSB	AUD	1,032	767	2
BRL/USD	07/05/2016	DUB	BRL	2,788	868	103
BRL/USD	07/05/2016	MSC	BRL	16,121	5,017	608
BRL/USD	09/02/2016	JPM	BRL	10,986	3,356	129
CAD/USD	07/15/2016	JPM	CAD	3,679	2,847	47
CAD/USD	09/21/2016	JPM	CAD	994	769	(2)
CAD/USD	09/21/2016	SCB	CAD	1,007	779	8
CAD/USD	09/21/2016	SSB	CAD	1,708	1,322	(10)
CAD/USD	09/21/2016	JPM	CAD	3,011	2,331	19
CAD/USD	09/21/2016	SSB	CAD	1,014	785	9
CHF/EUR	09/21/2016	CSI	EUR	(2,027)	(2,256)	31
CHF/EUR	09/21/2016	JPM	EUR	(677)	(754)	17
CHF/EUR	09/21/2016	UBS	EUR	(1,392)	(1,549)	(11)
CHF/EUR	09/21/2016	UBS	EUR	(246)	(274)	1
CHF/EUR	09/21/2016	BOA	EUR	(223)	(249)	1
CNH/USD	07/11/2016	JPM	CNH	15,009	2,251	55
CNH/USD	07/12/2016	JPM	CNH	10,117	1,517	35
CNH/USD	09/01/2016	HSB	CNH	4,987	746	(8)
CNH/USD	09/01/2016	SCB	CNH	10,293	1,541	33
CNH/USD	09/01/2016	JPM	CNH	5,133	768	13
CNH/USD	09/01/2016	CIT	CNH	24,903	3,728	74
CNH/USD	09/01/2016	DUB	CNH	5,139	769	14
CNH/USD	09/01/2016	MSC	CNH	2,893	433	9
CNH/USD	09/01/2016	HSB	CNH	5,183	776	23
CNH/USD	09/01/2016	BCL	CNH	5,164	773	20
CNH/USD	09/01/2016	WBC	CNH	5,175	775	22
CNH/USD	09/01/2016	BNP	CNH	14,384	2,153	42
CNH/USD	09/21/2016	CIT	CNH	5,079	759	(7)
CNH/USD	09/21/2016	SCB	CNH	35,540	5,314	(70)
CNH/USD	09/21/2016	HSB	CNH	10,160	1,519	(19)
CNY/USD	07/11/2016	JPM	CNY	15,009	2,259	62
CNY/USD	07/12/2016	JPM	CNY	10,117	1,522	40
CNY/USD	07/14/2016	HSB	CNY	9,766	1,469	34
CNY/USD	07/15/2016	HSB	CNY	8,317	1,251	20
CNY/USD	07/21/2016	SCB	CNY	10,247	1,541	37
CNY/USD	07/21/2016	HSB	CNY	5,022	755	15
CNY/USD	07/22/2016	SCB	CNY	10,127	1,523	27
CNY/USD	07/26/2016	DUB	CNY	6,388	961	16
CNY/USD	08/02/2016	HSB	CNY	7,613	1,145	18
CNY/USD	08/02/2016	DUB	CNY	5,466	822	13
CNY/USD	08/03/2016	DUB	CNY	2,693	405	7
CNY/USD	08/05/2016	BCL	CNY	5,291	795	14
CNY/USD	08/16/2016	BCL	CNY	6,478	974	11
CNY/USD	08/18/2016	HSB	CNY	5,236	787	—
COP/USD	07/15/2016	CSI	COP	3,345,252	1,142	23
COP/USD	07/15/2016	RBS	COP	2,263,538	773	(3)
EUR/CHF	09/21/2016	CIT	CHF	(740)	(762)	(10)
EUR/CHF	09/21/2016	UBS	CHF	(738)	(760)	(7)
EUR/CHF	09/21/2016	HSB	CHF	(741)	(762)	(4)
EUR/CHF	09/21/2016	BOA	CHF	(1,486)	(1,529)	(4)
EUR/CHF	09/21/2016	UBS	CHF	(264)	(271)	2
EUR/CHF	09/21/2016	BOA	CHF	(241)	(248)	—
EUR/GBP	09/21/2016	WBC	GBP	(2,582)	(3,439)	111
EUR/HUF	09/21/2016	BOA	HUF	(215,387)	(757)	6
EUR/HUF	09/21/2016	UBS	HUF	(94,732)	(333)	3
EUR/HUF	09/21/2016	RBS	HUF	(214,816)	(755)	8
EUR/HUF	09/21/2016	BOA	HUF	(222,139)	(781)	(7)
EUR/HUF	09/21/2016	UBS	HUF	(221,842)	(780)	(4)
EUR/PLN	09/21/2016	BNP	PLN	(2,090)	(529)	—
EUR/PLN	09/21/2016	JPM	PLN	(6,248)	(1,581)	(29)
EUR/PLN	09/21/2016	RBS	PLN	(3,092)	(782)	(13)
EUR/PLN	09/21/2016	DUB	PLN	(3,132)	(792)	(12)
EUR/PLN	09/21/2016	UBS	PLN	(3,122)	(790)	(13)
EUR/SEK	09/21/2016	SSB	SEK	(692)	(82)	—
EUR/USD	07/13/2016	WBC	EUR	7,126	7,911	(172)
EUR/USD	07/13/2016	CIT	EUR	244	271	(5)
EUR/USD	09/21/2016	SSB	EUR	912	1,015	(6)
EUR/USD	09/21/2016	JPM	EUR	329	366	(2)
EUR/USD	09/21/2016	CIT	EUR	2,040	2,271	(45)
EUR/USD	09/21/2016	HSB	EUR	300	334	(6)
EUR/USD	09/21/2016	SCB	EUR	2,022	2,251	(64)
GBP/USD	07/20/2016	WBC	GBP	5,849	7,787	(775)
GBP/USD	09/21/2016	CIT	GBP	725	966	(81)
GBP/USD	09/21/2016	RBS	GBP	299	398	(34)
GBP/USD	09/21/2016	UBS	GBP	233	310	(29)
GBP/USD	09/21/2016	DUB	GBP	1,305	1,740	(170)
GBP/USD	09/21/2016	SSB	GBP	1,139	1,518	(26)
GBP/USD	09/21/2016	JPM	GBP	562	749	(22)
GBP/USD	09/21/2016	CIT	GBP	1,756	2,339	22
GBP/USD	09/21/2016	UBS	GBP	591	787	7
GBP/USD	09/21/2016	BNP	GBP	1,174	1,564	1
HUF/EUR	09/21/2016	UBS	EUR	(681)	(758)	(3)
HUF/EUR	09/21/2016	BNP	EUR	(677)	(754)	(5)
HUF/USD	09/21/2016	BNP	HUF	479,878	1,686	(31)
IDR/USD	07/15/2016	CIT	IDR	9,592,864	725	26
IDR/USD	07/15/2016	BNP	IDR	6,898,458	521	18
IDR/USD	07/29/2016	HSB	IDR	9,867,557	744	9
IDR/USD	08/10/2016	CIT	IDR	21,034,130	1,582	6
JPY/USD	08/10/2016	WBC	JPY	637,569	6,181	73
JPY/USD	09/21/2016	JPM	JPY	40,136	390	20
JPY/USD	09/21/2016	MSC	JPY	80,206	779	7
JPY/USD	09/21/2016	CSI	JPY	184,538	1,792	21
JPY/USD	09/21/2016	SSB	JPY	78,483	762	(8)
JPY/USD	09/21/2016	BOA	JPY	157,188	1,526	(16)
KRW/USD	07/05/2016	DUB	KRW	913,220	793	27
KRW/USD	07/08/2016	MSC	KRW	1,793,324	1,557	7
KRW/USD	07/15/2016	BOA	KRW	1,711,016	1,485	40
KRW/USD	07/18/2016	DUB	KRW	908,122	788	17
KRW/USD	08/16/2016	DUB	KRW	913,220	792	14
MXN/USD	09/21/2016	JPM	MXN	70,284	3,813	53
MXN/USD	09/21/2016	MSC	MXN	53,398	2,897	57
MXN/USD	09/21/2016	BOA	MXN	76,431	4,147	66
MXN/USD	09/21/2016	SSB	MXN	5,120	278	6

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
MXN/USD	09/21/2016	RBS	MXN	5,678	$308	$—
MXN/USD	09/21/2016	HSB	MXN	14,429	783	12
MYR/USD	07/08/2016	HSB	MYR	6,364	1,578	46
MYR/USD	07/25/2016	HSB	MYR	2,780	689	6
MYR/USD	07/27/2016	CIT	MYR	3,157	782	13
MYR/USD	07/28/2016	CIT	MYR	2,001	495	(4)
MYR/USD	08/01/2016	JPM	MYR	2,455	608	2
MYR/USD	08/10/2016	HSB	MYR	4,614	1,142	(4)
MYR/USD	09/08/2016	UBS	MYR	6,364	1,571	4
NOK/EUR	09/21/2016	RBS	EUR	(1,514)	(1,684)	15
NOK/USD	09/21/2016	UBS	NOK	2,518	301	(8)
NOK/USD	09/21/2016	BNP	NOK	3,618	432	(1)
NOK/USD	09/21/2016	SSB	NOK	2,841	339	(1)
NOK/USD	09/21/2016	CSI	NOK	2,859	342	1
NZD/USD	08/05/2016	CIT	NZD	1,592	1,135	18
NZD/USD	09/21/2016	JPM	NZD	1,440	1,024	3
NZD/USD	09/21/2016	CIT	NZD	1,088	774	7
PLN/EUR	09/21/2016	CIT	EUR	(1,350)	(1,503)	(18)
PLN/EUR	09/21/2016	BOA	EUR	(462)	(514)	3
PLN/USD	09/21/2016	JPM	PLN	14,048	3,554	(2)
RUB/USD	07/08/2016	JPM	RUB	100,853	1,575	37
RUB/USD	07/11/2016	CSI	RUB	99,348	1,551	13
RUB/USD	07/14/2016	CIT	RUB	19,854	310	2
RUB/USD	07/29/2016	CSI	RUB	100,514	1,561	9
RUB/USD	07/29/2016	MSC	RUB	50,116	778	2
RUB/USD	08/11/2016	MSC	RUB	169,171	2,618	71
SEK/EUR	09/21/2016	SSB	EUR	(6,650)	(7,402)	(97)
SEK/EUR	09/21/2016	UBS	EUR	(4,060)	(4,519)	(52)
SEK/EUR	09/21/2016	CIT	EUR	(2,593)	(2,886)	(40)
SEK/EUR	09/21/2016	BNP	EUR	(4,145)	(4,613)	(82)
SEK/EUR	09/21/2016	BOA	EUR	(1,707)	(1,900)	(14)
SEK/GBP	09/21/2016	BOA	GBP	(567)	(756)	30
SEK/USD	09/21/2016	MSC	SEK	5,336	633	(19)
SEK/USD	09/21/2016	CSI	SEK	3,078	365	(9)
SEK/USD	09/21/2016	UBS	SEK	2,587	307	(5)
TRY/USD	09/21/2016	RBS	TRY	4,586	1,565	13
TWD/USD	07/07/2016	SCB	TWD	49,951	1,549	9
TWD/USD	07/07/2016	BNP	TWD	73,515	2,279	12
TWD/USD	07/14/2016	UBS	TWD	48,231	1,495	18
USD/AED	08/11/2016	CIT	AED	(21,542)	(5,863)	(18)
USD/AED	12/07/2016	BNP	AED	(12,561)	(3,416)	(16)
USD/AED	12/07/2016	HSB	AED	(7,914)	(2,152)	(10)
USD/AUD	09/21/2016	WBC	AUD	(3,924)	(2,918)	(49)
USD/AUD	09/21/2016	SCB	AUD	(3,052)	(2,270)	(13)
USD/AUD	09/21/2016	BNP	AUD	(451)	(336)	(3)
USD/BRL	07/05/2016	MSC	BRL	(5,317)	(1,655)	(118)
USD/BRL	07/05/2016	JPM	BRL	(13,592)	(4,230)	(176)
USD/BRL	08/02/2016	JPM	BRL	(11,048)	(3,407)	(370)
USD/BRL	09/02/2016	MSC	BRL	(5,195)	(1,586)	(34)
USD/BRL	09/02/2016	DUB	BRL	(2,557)	(781)	(5)
USD/BRL	09/02/2016	BOA	BRL	(2,552)	(779)	2
USD/CAD	07/15/2016	JPM	CAD	(3,969)	(3,072)	(51)
USD/CAD	09/21/2016	SCB	CAD	(7,221)	(5,590)	(65)
USD/CAD	09/21/2016	CIT	CAD	(5,060)	(3,917)	(51)
USD/CAD	09/21/2016	MSC	CAD	(5,054)	(3,913)	(65)
USD/CAD	09/21/2016	HSB	CAD	(1,000)	(774)	(3)
USD/CAD	09/21/2016	JPM	CAD	(994)	(769)	1
USD/CAD	09/21/2016	JPM	CAD	(998)	(773)	(3)
USD/CLP	07/14/2016	CSI	CLP	(320,385)	(484)	(16)
USD/CLP	07/28/2016	HSB	CLP	(221,187)	(333)	(6)
USD/CNH	07/11/2016	JPM	CNH	(30,024)	(4,503)	(111)
USD/CNH	07/12/2016	JPM	CNH	(20,239)	(3,035)	(71)
USD/CNH	07/14/2016	HSB	CNH	(9,765)	(1,464)	(29)
USD/CNH	07/15/2016	HSB	CNH	(8,315)	(1,247)	(16)
USD/CNH	07/21/2016	SCB	CNH	(10,247)	(1,536)	(32)
USD/CNH	07/21/2016	HSB	CNH	(5,021)	(753)	(12)
USD/CNH	07/22/2016	SCB	CNH	(10,121)	(1,517)	(21)
USD/CNH	07/26/2016	DUB	CNH	(6,385)	(957)	(12)
USD/CNH	08/02/2016	HSB	CNH	(7,609)	(1,140)	(14)
USD/CNH	08/02/2016	DUB	CNH	(5,462)	(819)	(10)
USD/CNH	08/03/2016	DUB	CNH	(2,691)	(403)	(5)
USD/CNH	08/05/2016	BCL	CNH	(5,288)	(792)	(11)
USD/CNH	08/16/2016	BCL	CNH	(6,474)	(970)	(7)
USD/CNH	08/18/2016	HSB	CNH	(5,232)	(784)	3
USD/CNH	09/01/2016	JPM	CNH	(5,191)	(777)	(3)
USD/CNH	09/01/2016	SCB	CNH	(24,678)	(3,694)	98
USD/CNH	09/01/2016	BCL	CNH	(16,667)	(2,495)	8
USD/CNH	09/01/2016	CIT	CNH	(5,128)	(768)	17
USD/CNH	09/01/2016	DUB	CNH	(20,645)	(3,090)	20
USD/CNH	09/01/2016	WBC	CNH	(10,215)	(1,529)	27
USD/CNH	09/01/2016	HSB	CNH	(15,397)	(2,305)	29
USD/CNH	09/01/2016	JPM	CNH	(10,230)	(1,531)	25
USD/CNH	09/01/2016	HSB	CNH	(15,506)	(2,321)	(59)
USD/CNH	09/01/2016	DUB	CNH	(5,181)	(776)	(19)
USD/CNH	09/01/2016	BCL	CNH	(10,285)	(1,540)	(26)
USD/CNH	09/01/2016	WBC	CNH	(5,206)	(779)	(19)
USD/CNH	09/21/2016	HSB	CNH	(25,127)	(3,758)	31
USD/COP	07/15/2016	CSI	COP	(5,540,905)	(1,892)	(63)
USD/EUR	07/13/2016	WBC	EUR	(24,852)	(27,589)	599
USD/EUR	09/21/2016	SSB	EUR	(6,473)	(7,205)	175
USD/EUR	09/21/2016	CSI	EUR	(384)	(428)	6
USD/EUR	09/21/2016	DUB	EUR	(685)	(762)	12
USD/EUR	09/21/2016	CIT	EUR	(679)	(756)	16
USD/EUR	09/21/2016	MSC	EUR	(2,089)	(2,325)	(15)
USD/GBP	07/20/2016	WBC	GBP	(5,868)	(7,814)	778
USD/GBP	09/21/2016	CIT	GBP	(1,290)	(1,718)	170
USD/GBP	09/21/2016	BNP	GBP	(525)	(699)	72
USD/GBP	09/21/2016	SSB	GBP	(1,083)	(1,442)	100
USD/GBP	09/21/2016	DUB	GBP	(553)	(737)	34
USD/GBP	09/21/2016	JPM	GBP	(2,273)	(3,028)	37
USD/GBP	09/21/2016	SCB	GBP	(561)	(747)	30
USD/GBP	09/21/2016	MSC	GBP	(559)	(745)	26
USD/GBP	09/21/2016	HSB	GBP	(1,126)	(1,500)	42
USD/GBP	09/21/2016	CIT	GBP	(1,171)	(1,559)	(13)
USD/GBP	09/21/2016	UBS	GBP	(591)	(787)	(2)
USD/GBP	09/21/2016	UBS	GBP	(1,154)	(1,537)	17
USD/HKD	09/21/2016	SCB	HKD	(35,828)	(4,623)	(4)
USD/IDR	07/18/2016	JPM	IDR	(10,349,827)	(782)	(11)
USD/IDR	07/28/2016	CIT	IDR	(10,402,555)	(784)	(15)
USD/IDR	07/29/2016	JPM	IDR	(10,130,931)	(764)	(6)
USD/JPY	08/10/2016	WBC	JPY	(289,941)	(2,811)	(33)
USD/JPY	09/21/2016	SSB	JPY	(170,448)	(1,655)	(86)
USD/JPY	09/21/2016	BOA	JPY	(82,035)	(797)	(32)
USD/JPY	09/21/2016	JPM	JPY	(116,186)	(1,128)	(16)
USD/KRW	07/05/2016	DUB	KRW	(913,220)	(793)	(14)
USD/KRW	07/08/2016	JPM	KRW	(896,901)	(779)	(14)
USD/KRW	07/08/2016	MSC	KRW	(896,423)	(778)	(9)
USD/KRW	07/15/2016	CIT	KRW	(891,120)	(774)	(5)
USD/KRW	07/15/2016	UBS	KRW	(883,283)	(767)	(4)
USD/KRW	07/18/2016	JPM	KRW	(2,817,867)	(2,446)	(7)
USD/KRW	07/25/2016	CIT	KRW	(6,157,161)	(5,344)	(190)
USD/KRW	08/16/2016	MSC	KRW	(1,793,324)	(1,556)	(7)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/MXN	08/16/2016	CIT	MXN	(40,375)	$(2,199)	$(86)
USD/MXN	09/21/2016	JPM	MXN	(5,372)	(291)	1
USD/MXN	09/21/2016	RBS	MXN	(14,607)	(793)	(21)
USD/MXN	09/21/2016	MSC	MXN	(15,079)	(818)	(33)
USD/MXN	09/21/2016	JPM	MXN	(5,908)	(321)	(12)
USD/MYR	07/08/2016	UBS	MYR	(6,364)	(1,578)	(8)
USD/MYR	07/27/2016	WBC	MYR	(5,447)	(1,349)	(10)
USD/MYR	07/28/2016	DUB	MYR	(5,248)	(1,300)	(27)
USD/MYR	08/10/2016	CIT	MYR	(3,127)	(774)	(12)
USD/NOK	09/21/2016	BNP	NOK	(2,383)	(285)	1
USD/NZD	09/21/2016	SCB	NZD	(5,685)	(4,042)	(192)
USD/NZD	09/21/2016	HSB	NZD	(3,587)	(2,550)	(28)
USD/NZD	09/21/2016	UBS	NZD	(1,890)	(1,344)	(13)
USD/NZD	09/21/2016	JPM	NZD	(530)	(377)	(5)
USD/NZD	09/21/2016	SSB	NZD	(883)	(628)	(8)
USD/NZD	09/21/2016	DUB	NZD	(1,095)	(779)	(10)
USD/RUB	07/11/2016	CIT	RUB	(67,519)	(1,054)	(9)
USD/RUB	07/14/2016	MSC	RUB	(21,346)	(333)	(11)
USD/RUB	07/14/2016	JPM	RUB	(99,944)	(1,559)	(53)
USD/RUB	07/27/2016	MSC	RUB	(203,658)	(3,165)	(85)
USD/SEK	07/29/2016	BOA	SEK	(15,993)	(1,892)	79
USD/SEK	09/21/2016	HSB	SEK	(3,060)	(363)	9
USD/SGD	09/21/2016	CIT	SGD	(7,825)	(5,804)	(127)
USD/SGD	09/21/2016	HSB	SGD	(1,109)	(823)	(9)
USD/SGD	09/21/2016	DUB	SGD	(2,097)	(1,555)	(18)
USD/SGD	09/21/2016	SSB	SGD	(1,110)	(823)	(7)
USD/SGD	09/21/2016	BOA	SGD	(1,044)	(774)	(6)
USD/SGD	09/21/2016	MSC	SGD	(2,061)	(1,529)	9
USD/SGD	09/21/2016	SSB	SGD	(1,031)	(765)	5
USD/THB	07/27/2016	DUB	THB	(67,187)	(1,911)	(3)
USD/THB	08/11/2016	DUB	THB	(26,895)	(765)	(4)
USD/THB	08/25/2016	DUB	THB	(27,092)	(770)	(2)
USD/THB	09/02/2016	DUB	THB	(27,428)	(780)	(1)
USD/TRY	09/21/2016	CIT	TRY	(5,144)	(1,755)	(51)
USD/TRY	09/21/2016	HSB	TRY	(2,315)	(790)	(19)
USD/TRY	09/21/2016	RBS	TRY	(2,317)	(790)	(18)
USD/TWD	07/07/2016	SCB	TWD	(61,796)	(1,916)	(11)
USD/TWD	07/07/2016	HSB	TWD	(24,949)	(773)	(8)
USD/TWD	07/07/2016	JPM	TWD	(36,720)	(1,138)	—
USD/TWD	07/13/2016	HSB	TWD	(24,782)	(768)	—
USD/TWD	07/14/2016	UBS	TWD	(31,848)	(987)	(3)
USD/TWD	07/14/2016	CIT	TWD	(60,191)	(1,866)	(27)
USD/TWD	07/14/2016	CIT	TWD	(24,793)	(769)	—
USD/TWD	07/15/2016	UBS	TWD	(25,189)	(781)	(12)
USD/TWD	07/22/2016	MSC	TWD	(49,183)	(1,525)	(17)
USD/TWD	07/27/2016	HSB	TWD	(24,563)	(762)	7
USD/TWD	07/28/2016	JPM	TWD	(93,016)	(2,885)	(38)
USD/TWD	08/03/2016	JPM	TWD	(24,732)	(767)	(4)
USD/TWD	08/10/2016	MSC	TWD	(50,039)	(1,553)	2
USD/TWD	08/18/2016	CIT	TWD	(61,730)	(1,916)	8
USD/TWD	08/22/2016	CIT	TWD	(49,856)	(1,547)	(8)
USD/TWD	08/25/2016	BNP	TWD	(73,515)	(2,282)	(15)
USD/TWD	08/26/2016	SCB	TWD	(49,951)	(1,550)	(11)
USD/ZAR	09/21/2016	SCB	ZAR	(9,524)	(636)	(20)
USD/ZAR	09/21/2016	MSC	ZAR	(4,694)	(313)	(6)
USD/ZAR	09/21/2016	MSC	ZAR	(4,607)	(308)	—
ZAR/USD	09/21/2016	SCB	ZAR	24,700	1,649	103
ZAR/USD	09/21/2016	CIT	ZAR	4,744	317	9
ZAR/USD	09/21/2016	MSC	ZAR	14,262	953	18
					$(128,146)	$163

JNL/Goldman Sachs Emerging Markets Debt Fund
AED/USD	08/11/2016	BNP	AED	23,739	$6,462	$1
AED/USD	08/11/2016	CGM	AED	13,509	3,677	6
AED/USD	08/15/2016	BNP	AED	43,962	11,966	1
ARS/USD	07/11/2016	BNP	ARS	4,837	320	(22)
ARS/USD	07/11/2016	BOA	ARS	4,170	276	(18)
ARS/USD	07/12/2016	CIT	ARS	11,445	757	18
ARS/USD	07/12/2016	BNP	ARS	9,651	639	(44)
ARS/USD	07/13/2016	CIT	ARS	10,520	696	15
ARS/USD	07/13/2016	BNP	ARS	12,006	794	(58)
ARS/USD	07/14/2016	BNP	ARS	16,498	1,091	30
ARS/USD	07/14/2016	RBS	ARS	8,418	556	(38)
ARS/USD	07/15/2016	BNP	ARS	3,448	228	1
ARS/USD	07/20/2016	BNP	ARS	3,389	223	(3)
ARS/USD	07/25/2016	DUB	ARS	4,996	328	(19)
ARS/USD	07/27/2016	BNP	ARS	5,049	331	(16)
ARS/USD	07/27/2016	CIT	ARS	5,084	334	(13)
ARS/USD	07/28/2016	DUB	ARS	4,802	315	(5)
ARS/USD	08/29/2016	CIT	ARS	5,275	340	(3)
ARS/USD	09/23/2016	BNP	ARS	4,319	275	(17)
BRL/USD	07/05/2016	DUB	BRL	3,025	941	111
BRL/USD	07/05/2016	MSC	BRL	8,556	2,663	323
BRL/USD	09/02/2016	JPM	BRL	1,384	423	16
CNH/USD	09/01/2016	HSB	CNH	7,242	1,084	(11)
CNH/USD	09/01/2016	JPM	CNH	7,267	1,088	19
CNH/USD	09/01/2016	CGM	CNH	44,978	6,733	139
CNH/USD	09/01/2016	SCB	CNH	14,586	2,184	46
CNH/USD	09/01/2016	DUB	CNH	7,249	1,085	20
CNH/USD	09/01/2016	MSC	CNH	4,082	611	12
CNH/USD	09/01/2016	BCL	CNH	7,325	1,096	28
CNH/USD	09/01/2016	WBC	CNH	7,339	1,099	31
CNH/USD	09/01/2016	HSB	CNH	7,351	1,100	32
CNH/USD	09/01/2016	BNP	CNH	29,882	4,473	86
CNH/USD	09/21/2016	CIT	CNH	5,503	823	(7)
CNH/USD	09/21/2016	SCB	CNH	40,055	5,990	(78)
CNH/USD	09/21/2016	HSB	CNH	11,455	1,713	(21)
CNY/USD	07/11/2016	JPM	CNY	21,080	3,172	88
CNY/USD	07/12/2016	JPM	CNY	14,085	2,119	56
CNY/USD	07/14/2016	HSB	CNY	13,517	2,034	47
CNY/USD	07/15/2016	HSB	CNY	11,495	1,730	28
CNY/USD	07/21/2016	SCB	CNY	13,807	2,077	50
CNY/USD	07/21/2016	HSB	CNY	6,770	1,018	20
CNY/USD	07/21/2016	BOA	CNY	2,864	431	(4)
CNY/USD	07/22/2016	SCB	CNY	13,740	2,067	36
CNY/USD	07/26/2016	DUB	CNY	8,644	1,300	21
CNY/USD	08/02/2016	DUB	CNY	7,490	1,126	18
CNY/USD	08/02/2016	HSB	CNY	10,424	1,567	25
CNY/USD	08/03/2016	DUB	CNY	3,728	561	10
CNY/USD	08/05/2016	BCL	CNY	7,242	1,089	19
CNY/USD	08/16/2016	BCL	CNY	9,046	1,359	16
CNY/USD	08/18/2016	BCL	CNY	7,227	1,086	1
COP/USD	07/05/2016	MLP	COP	2,302,226	788	47
COP/USD	07/05/2016	DUB	COP	26,601,836	9,105	288
COP/USD	07/15/2016	CSI	COP	7,001,341	2,391	48
COP/USD	07/15/2016	CIT	COP	2,699,165	922	15
COP/USD	07/15/2016	RBS	COP	2,476,474	846	(3)
CZK/USD	09/21/2016	JPM	CZK	1,834	75	(1)
EUR/HUF	09/21/2016	BOA	HUF	(236,140)	(830)	6
EUR/HUF	09/21/2016	RBS	HUF	(242,099)	(851)	8
EUR/HUF	09/21/2016	UBS	HUF	(106,652)	(375)	4
EUR/HUF	09/21/2016	UBS	HUF	(250,169)	(879)	(4)
EUR/HUF	09/21/2016	BOA	HUF	(250,905)	(882)	(8)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
EUR/PLN	09/21/2016	BNP	PLN	(2,353)	$(595)	$—
EUR/PLN	09/21/2016	RBS	PLN	(3,490)	(883)	(15)
EUR/PLN	09/21/2016	JPM	PLN	(7,046)	(1,783)	(33)
EUR/PLN	09/21/2016	DUB	PLN	(3,480)	(880)	(13)
EUR/PLN	09/21/2016	UBS	PLN	(1,485)	(376)	(6)
EUR/USD	07/13/2016	JPM	EUR	694	770	(1)
EUR/USD	09/21/2016	MSC	EUR	3,287	3,659	(55)
HUF/EUR	09/21/2016	UBS	EUR	(768)	(855)	(3)
HUF/EUR	09/21/2016	BNP	EUR	(763)	(849)	(5)
HUF/USD	09/21/2016	DUB	HUF	2,897,593	10,182	(119)
HUF/USD	09/21/2016	BNP	HUF	2,849,488	10,013	(183)
IDR/USD	07/15/2016	CIT	IDR	28,914,630	2,185	78
IDR/USD	07/15/2016	BNP	IDR	17,780,039	1,343	45
IDR/USD	07/29/2016	HSB	IDR	9,993,420	753	9
IDR/USD	08/10/2016	CIT	IDR	16,973,745	1,277	5
KRW/USD	07/05/2016	DUB	KRW	989,520	859	29
KRW/USD	07/08/2016	MSC	KRW	1,983,857	1,722	7
KRW/USD	07/15/2016	BOA	KRW	4,276,150	3,712	100
KRW/USD	07/18/2016	DUB	KRW	1,016,485	882	19
KRW/USD	08/16/2016	DUB	KRW	989,520	859	15
MXN/USD	09/21/2016	MSC	MXN	6,147	334	7
MXN/USD	09/21/2016	BOA	MXN	2,837	154	2
MXN/USD	09/21/2016	SSB	MXN	5,685	308	6
MXN/USD	09/21/2016	RBS	MXN	6,415	348	—
MXN/USD	09/21/2016	DUB	MXN	20,950	1,137	9
MXN/USD	09/21/2016	HSB	MXN	16,413	891	13
MXN/USD	09/21/2016	JPM	MXN	23,729	1,287	41
MYR/USD	07/08/2016	HSB	MYR	8,494	2,107	63
MYR/USD	07/22/2016	BNP	MYR	12,837	3,180	57
MYR/USD	07/25/2016	HSB	MYR	3,091	766	7
MYR/USD	07/27/2016	CIT	MYR	6,440	1,595	27
MYR/USD	07/27/2016	MSC	MYR	41,777	10,346	73
MYR/USD	07/28/2016	CIT	MYR	2,255	558	(4)
MYR/USD	08/01/2016	JPM	MYR	997	247	1
MYR/USD	08/10/2016	MSC	MYR	8,181	2,024	31
MYR/USD	09/08/2016	UBS	MYR	8,494	2,097	5
PEN/USD	09/14/2016	HSB	PEN	3,833	1,157	14
PHP/USD	08/15/2016	MSC	PHP	6,413	136	(2)
PLN/EUR	09/21/2016	CIT	EUR	(1,526)	(1,699)	(21)
PLN/EUR	09/21/2016	BOA	EUR	(514)	(572)	3
PLN/USD	09/21/2016	UBS	PLN	4,704	1,190	5
RON/USD	09/21/2016	UBS	RON	8,537	2,097	(36)
RUB/USD	07/08/2016	JPM	RUB	112,001	1,750	42
RUB/USD	07/11/2016	CSI	RUB	112,395	1,754	14
RUB/USD	07/29/2016	MSC	RUB	54,831	852	3
RUB/USD	07/29/2016	CSI	RUB	109,905	1,707	10
RUB/USD	08/01/2016	MSC	RUB	64,596	1,002	2
RUB/USD	08/04/2016	CIT	RUB	164,136	2,545	99
RUB/USD	08/18/2016	MSC	RUB	192,606	2,975	27
THB/USD	07/27/2016	DUB	THB	407,091	11,580	43
TRY/USD	09/21/2016	MSC	TRY	4,803	1,639	47
TRY/USD	09/21/2016	RBS	TRY	5,124	1,749	15
TWD/USD	07/07/2016	SCB	TWD	54,907	1,702	10
TWD/USD	07/14/2016	UBS	TWD	76,526	2,373	28
USD/AED	08/11/2016	BNP	AED	(37,248)	(10,139)	(15)
USD/AED	08/15/2016	BNP	AED	(43,961)	(11,966)	(23)
USD/ARS	09/23/2016	BNP	ARS	(17,688)	(1,127)	(1)
USD/BRL	07/05/2016	MSC	BRL	(7,299)	(2,272)	(183)
USD/BRL	07/05/2016	JPM	BRL	(4,280)	(1,332)	(61)
USD/BRL	08/02/2016	MSC	BRL	(7,093)	(2,188)	9
USD/BRL	09/02/2016	MSC	BRL	(6,665)	(2,035)	(46)
USD/BRL	09/02/2016	DUB	BRL	(2,797)	(854)	(5)
USD/BRL	09/02/2016	BOA	BRL	(2,865)	(875)	2
USD/CLP	07/14/2016	CSI	CLP	(364,433)	(550)	(18)
USD/CLP	07/28/2016	HSB	CLP	(250,724)	(378)	(7)
USD/CLP	07/28/2016	BNP	CLP	(247,854)	(374)	(13)
USD/CNH	07/11/2016	JPM	CNH	(21,088)	(3,163)	(79)
USD/CNH	07/12/2016	JPM	CNH	(14,090)	(2,113)	(50)
USD/CNH	07/14/2016	HSB	CNH	(13,515)	(2,027)	(41)
USD/CNH	07/15/2016	HSB	CNH	(11,492)	(1,723)	(22)
USD/CNH	07/21/2016	HSB	CNH	(6,768)	(1,015)	(17)
USD/CNH	07/21/2016	SCB	CNH	(13,807)	(2,070)	(44)
USD/CNH	07/22/2016	SCB	CNH	(13,732)	(2,059)	(28)
USD/CNH	07/26/2016	DUB	CNH	(8,639)	(1,295)	(16)
USD/CNH	07/27/2016	MSC	CNH	(2,863)	(429)	5
USD/CNH	08/02/2016	HSB	CNH	(10,419)	(1,561)	(19)
USD/CNH	08/02/2016	DUB	CNH	(7,485)	(1,122)	(13)
USD/CNH	08/03/2016	DUB	CNH	(3,726)	(558)	(7)
USD/CNH	08/05/2016	BCL	CNH	(7,238)	(1,085)	(15)
USD/CNH	08/16/2016	BCL	CNH	(9,040)	(1,354)	(10)
USD/CNH	08/18/2016	BCL	CNH	(7,221)	(1,082)	3
USD/CNH	09/01/2016	CGM	CNH	(8,545)	(1,279)	28
USD/CNH	09/01/2016	DUB	CNH	(29,926)	(4,480)	19
USD/CNH	09/01/2016	WBC	CNH	(17,003)	(2,545)	45
USD/CNH	09/01/2016	HSB	CNH	(25,629)	(3,836)	49
USD/CNH	09/01/2016	JPM	CNH	(22,198)	(3,323)	68
USD/CNH	09/01/2016	SCB	CNH	(37,792)	(5,656)	148
USD/CNH	09/01/2016	HSB	CNH	(21,601)	(3,233)	(83)
USD/CNH	09/01/2016	DUB	CNH	(7,166)	(1,073)	(26)
USD/CNH	09/01/2016	BCL	CNH	(14,232)	(2,130)	(35)
USD/CNH	09/01/2016	WBC	CNH	(7,241)	(1,084)	(27)
USD/CNH	09/01/2016	JPM	CNH	(7,243)	(1,084)	(4)
USD/CNH	09/01/2016	BCL	CNH	(29,519)	(4,419)	14
USD/CNH	09/21/2016	HSB	CNH	(3,925)	(587)	5
USD/CNH	09/21/2016	SCB	CNH	(3,189)	(477)	(1)
USD/CNY	07/05/2016	BOA	CNY	(40)	(6)	—
USD/CNY	07/21/2016	BOA	CNY	(2,864)	(431)	6
USD/COP	07/05/2016	DUB	COP	(28,904,062)	(9,893)	(143)
USD/COP	07/15/2016	CSI	COP	(11,547,836)	(3,943)	(131)
USD/COP	09/02/2016	DUB	COP	(26,601,836)	(8,992)	(279)
USD/EUR	07/13/2016	WBC	EUR	(2,038)	(2,263)	47
USD/EUR	09/21/2016	SSB	EUR	(10,047)	(11,182)	271
USD/EUR	09/21/2016	WBC	EUR	(997)	(1,110)	21
USD/HKD	09/21/2016	SCB	HKD	(38,500)	(4,967)	(5)
USD/IDR	07/18/2016	JPM	IDR	(11,584,826)	(875)	(12)
USD/IDR	07/28/2016	CIT	IDR	(11,877,040)	(896)	(18)
USD/IDR	07/29/2016	JPM	IDR	(26,136,999)	(1,970)	(14)
USD/KRW	07/05/2016	DUB	KRW	(989,520)	(859)	(15)
USD/KRW	07/08/2016	JPM	KRW	(988,350)	(858)	(15)
USD/KRW	07/08/2016	MSC	KRW	(995,507)	(864)	(10)
USD/KRW	07/15/2016	CIT	KRW	(989,619)	(859)	(5)
USD/KRW	07/15/2016	UBS	KRW	(1,002,614)	(870)	(5)
USD/KRW	07/15/2016	WBC	KRW	(1,144,799)	(994)	(12)
USD/KRW	07/18/2016	JPM	KRW	(2,697,991)	(2,342)	(7)
USD/KRW	07/25/2016	CIT	KRW	(8,280,536)	(7,187)	(256)
USD/KRW	08/16/2016	MSC	KRW	(1,983,857)	(1,722)	(7)
USD/MXN	08/16/2016	CIT	MXN	(16,517)	(900)	(35)
USD/MXN	09/21/2016	JPM	MXN	(5,964)	(324)	1
USD/MXN	09/21/2016	RBS	MXN	(16,443)	(892)	(23)
USD/MXN	09/21/2016	MSC	MXN	(20,099)	(1,091)	(44)
USD/MXN	09/21/2016	JPM	MXN	(6,558)	(356)	(13)
USD/MYR	07/08/2016	UBS	MYR	(8,494)	(2,106)	(11)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/MYR	07/28/2016	DUB	MYR	(5,916)	$(1,465)	$(31)
USD/MYR	08/10/2016	MLP	MYR	(6,787)	(1,679)	6
USD/PLN	09/21/2016	HSB	PLN	(23,526)	(5,952)	18
USD/RUB	07/11/2016	CIT	RUB	(40,025)	(625)	(5)
USD/RUB	07/14/2016	MSC	RUB	(24,074)	(375)	(12)
USD/RUB	07/14/2016	JPM	RUB	(111,779)	(1,743)	(59)
USD/RUB	07/27/2016	MSC	RUB	(229,843)	(3,572)	(96)
USD/RUB	08/11/2016	CSI	RUB	(154,703)	(2,394)	(62)
USD/SGD	09/21/2016	CIT	SGD	(8,293)	(6,151)	(136)
USD/SGD	09/21/2016	DUB	SGD	(2,331)	(1,729)	(20)
USD/SGD	09/21/2016	BOA	SGD	(1,174)	(871)	(7)
USD/SGD	09/21/2016	MSC	SGD	(2,324)	(1,724)	10
USD/SGD	09/21/2016	SSB	SGD	(1,164)	(863)	6
USD/THB	07/27/2016	DUB	THB	(77,830)	(2,214)	(4)
USD/THB	08/11/2016	DUB	THB	(30,156)	(858)	(4)
USD/THB	08/25/2016	DUB	THB	(44,131)	(1,255)	(3)
USD/THB	09/02/2016	DUB	THB	(100,562)	(2,859)	(5)
USD/TRY	09/21/2016	HSB	TRY	(2,591)	(884)	(21)
USD/TRY	09/21/2016	RBS	TRY	(2,575)	(879)	(21)
USD/TWD	07/07/2016	HSB	TWD	(27,493)	(852)	(9)
USD/TWD	07/07/2016	SCB	TWD	(27,414)	(850)	(9)
USD/TWD	07/13/2016	HSB	TWD	(27,880)	(864)	—
USD/TWD	07/14/2016	UBS	TWD	(62,399)	(1,935)	(7)
USD/TWD	07/14/2016	CIT	TWD	(52,614)	(1,631)	(23)
USD/TWD	07/14/2016	CIT	TWD	(28,050)	(870)	—
USD/TWD	07/15/2016	UBS	TWD	(52,213)	(1,619)	(24)
USD/TWD	07/22/2016	MSC	TWD	(55,656)	(1,726)	(19)
USD/TWD	07/27/2016	HSB	TWD	(27,693)	(859)	8
USD/TWD	07/28/2016	JPM	TWD	(79,013)	(2,451)	(32)
USD/TWD	08/03/2016	JPM	TWD	(27,901)	(866)	(4)
USD/TWD	08/10/2016	MSC	TWD	(54,484)	(1,690)	2
USD/TWD	08/18/2016	CIT	TWD	(27,019)	(838)	4
USD/TWD	08/22/2016	CIT	TWD	(47,499)	(1,474)	(7)
USD/TWD	08/26/2016	SCB	TWD	(54,907)	(1,704)	(12)
USD/ZAR	07/05/2016	DUB	ZAR	(697)	(47)	—
USD/ZAR	09/21/2016	MSC	ZAR	(41,944)	(2,800)	(97)
USD/ZAR	09/21/2016	UBS	ZAR	(11,421)	(763)	(32)
USD/ZAR	09/21/2016	SCB	ZAR	(10,559)	(706)	(23)
USD/ZAR	09/21/2016	DUB	ZAR	(8,688)	(580)	(13)
USD/ZAR	09/21/2016	MSC	ZAR	(5,130)	(343)	—
USD/ZAR	09/21/2016	UBS	ZAR	(6,919)	(462)	—
USD/ZAR	09/21/2016	BNP	ZAR	(22,064)	(1,474)	(1)
ZAR/USD	09/21/2016	SCB	ZAR	144,983	9,684	631
ZAR/USD	09/21/2016	CIT	ZAR	5,407	361	10
ZAR/USD	09/21/2016	MSC	ZAR	21,006	1,403	26
					$(25,681)	$603

JNL/Harris Oakmark Global Equity Fund
USD/CHF	09/21/2016	SSB	CHF	(3,729)	$(3,836)	$(30)
USD/GBP	07/05/2016	SSB	GBP	(68)	(91)	(1)
USD/JPY	07/01/2016	SSB	JPY	(21,875)	(212)	2
USD/JPY	07/05/2016	SSB	JPY	(61,536)	(596)	3
					$(4,735)	$(26)

JNL/Invesco Global Real Estate Fund
CAD/USD	07/05/2016	CIB	CAD	644	$499	$2
CAD/USD	07/06/2016	BCL	CAD	270	209	—
HKD/USD	07/05/2016	GSC	HKD	1,641	211	—
JPY/USD	07/01/2016	GSC	JPY	19,282	187	(2)
JPY/USD	07/05/2016	GSC	JPY	1,464	14	—
USD/JPY	07/05/2016	JPM	JPY	(1,479)	(14)	—
					$1,106	$—

JNL/Lazard Emerging Markets Fund
USD/BRL	07/05/2016	SSB	BRL	(93)	$(29)	$—
USD/IDR	07/11/2016	SSB	IDR	(367,640)	(28)	—
					$(57)	$—
JNL/Mellon Capital European 30 Fund
USD/EUR	07/05/2016	SGA	EUR	(338)	$(376)	$1

JNL/Mellon Capital International Index Fund
AUD/USD	09/21/2016	BOA	AUD	2,966	$2,205	$(3)
AUD/USD	09/21/2016	SCB	AUD	516	385	2
AUD/USD	09/21/2016	SCB	AUD	1,580	1,174	(1)
AUD/USD	09/21/2016	BCL	AUD	261	194	(1)
AUD/USD	09/21/2016	BCL	AUD	312	232	1
EUR/USD	09/21/2016	HSB	EUR	2,939	3,271	(88)
EUR/USD	09/21/2016	BMO	EUR	4,724	5,258	(143)
EUR/USD	09/21/2016	SCB	EUR	2,763	3,075	(47)
EUR/USD	09/21/2016	UBS	EUR	2,198	2,447	(35)
EUR/USD	09/21/2016	SGA	EUR	860	958	(19)
EUR/USD	09/21/2016	SGA	EUR	242	269	1
EUR/USD	09/21/2016	CIT	EUR	1,462	1,627	(1)
GBP/USD	09/21/2016	BCL	GBP	3,273	4,361	(406)
GBP/USD	09/21/2016	SCB	GBP	1,158	1,542	(143)
GBP/USD	09/21/2016	HSB	GBP	1,169	1,557	(158)
GBP/USD	09/21/2016	SGA	GBP	1,442	1,920	(202)
GBP/USD	09/21/2016	CIT	GBP	427	569	(10)
GBP/USD	09/21/2016	BOA	GBP	508	678	(6)
JPY/USD	09/21/2016	HSB	JPY	154,626	1,502	51
JPY/USD	09/21/2016	BCL	JPY	255,468	2,481	78
JPY/USD	09/21/2016	UBS	JPY	262,191	2,546	80
JPY/USD	09/21/2016	SCB	JPY	116,940	1,135	21
JPY/USD	09/21/2016	BOA	JPY	119,457	1,160	14
JPY/USD	09/21/2016	SGA	JPY	178,710	1,735	21
JPY/USD	09/21/2016	CSI	JPY	51,700	502	(5)
JPY/USD	09/21/2016	BMO	JPY	24,430	237	(1)
JPY/USD	09/21/2016	WBC	JPY	17,348	168	(1)
					$43,188	$(1,001)

JNL Multi-Manager Alternative Fund
AUD/USD	08/18/2016	SSB	AUD	945	$703	$24
BRL/USD	07/14/2016	BOA	BRL	6,897	2,140	175
CHF/USD	08/18/2016	SSB	CHF	922	947	11
COP/USD	07/14/2016	CIT	COP	946,460	323	11
EUR/USD	07/14/2016	BCL	EUR	1,097	1,218	(32)
EUR/USD	08/18/2016	SSB	EUR	17,957	19,961	(200)
EUR/USD	08/18/2016	SSB	EUR	2,851	3,169	31
GBP/USD	08/18/2016	SSB	GBP	605	806	(11)
GBP/USD	09/14/2016	JPM	GBP	7	9	—
IDR/USD	07/14/2016	BOA	IDR	10,802,376	816	5
INR/USD	07/14/2016	CIT	INR	250,482	3,704	(29)
INR/USD	07/14/2016	BOA	INR	77,018	1,139	(2)
JPY/USD	07/05/2016	CIT	JPY	8,140	79	—
JPY/USD	07/14/2016	BCL	JPY	182,777	1,771	113
MXN/USD	07/14/2016	BOA	MXN	29,752	1,626	(26)
MXN/USD	07/14/2016	BCL	MXN	7,331	401	(5)
MXN/USD	07/14/2016	BCL	MXN	8,715	476	7
MXN/USD	08/08/2016	BOA	MXN	6,986	381	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL Multi-Manager Alternative Fund (continued)
NOK/USD	07/14/2016	CIT	NOK	4,212	$503	$(4)
NOK/USD	08/18/2016	SSB	NOK	3,739	447	(15)
NOK/USD	08/18/2016	SSB	NOK	4,439	530	11
PLN/USD	07/14/2016	BOA	PLN	676	171	(9)
PLN/USD	07/14/2016	CIT	PLN	3,331	844	(13)
RUB/USD	07/14/2016	CIT	RUB	20,952	327	22
SEK/USD	08/18/2016	SSB	SEK	21,486	2,545	(99)
USD/AUD	08/18/2016	SSB	AUD	(413)	(308)	(6)
USD/AUD	08/23/2016	JPM	AUD	(3,902)	(2,905)	(87)
USD/AUD	08/23/2016	JPM	AUD	(1,378)	(1,026)	18
USD/BRL	07/14/2016	BCL	BRL	(8,870)	(2,752)	(355)
USD/CAD	07/05/2016	SSB	CAD	(17)	(13)	—
USD/CAD	07/14/2016	CIT	CAD	(675)	(523)	(5)
USD/CAD	09/21/2016	SSB	CAD	(2,250)	(1,742)	31
USD/CHF	08/18/2016	SSB	CHF	(1,736)	(1,783)	12
USD/CNY	07/14/2016	BCL	CNY	(8,077)	(1,215)	27
USD/CNY	07/14/2016	BOA	CNY	(7,845)	(1,181)	24
USD/CNY	07/14/2016	CIT	CNY	(13,300)	(2,001)	39
USD/COP	07/14/2016	CIT	COP	(946,460)	(323)	(6)
USD/DKK	08/18/2016	SSB	DKK	(8,450)	(1,263)	33
USD/DKK	09/08/2016	CIT	DKK	(33)	(5)	—
USD/EUR	07/01/2016	JPM	EUR	(33)	(37)	—
USD/EUR	07/14/2016	CIT	EUR	(4,898)	(5,438)	149
USD/EUR	07/14/2016	BOA	EUR	(365)	(405)	11
USD/EUR	07/14/2016	BCL	EUR	(2,649)	(2,941)	—
USD/EUR	08/18/2016	SSB	EUR	(33,718)	(37,482)	806
USD/EUR	09/08/2016	CIT	EUR	(8,966)	(9,974)	240
USD/GBP	07/21/2016	JPM	GBP	(31)	(41)	3
USD/GBP	08/18/2016	SSB	GBP	(2,991)	(3,985)	403
USD/GBP	09/08/2016	SSB	GBP	(3,636)	(4,843)	396
USD/GBP	09/14/2016	JPM	GBP	(173)	(230)	5
USD/GBP	09/14/2016	JPM	GBP	(58)	(78)	(1)
USD/GBP	10/04/2016	JPM	GBP	(5,600)	(7,465)	598
USD/HKD	07/27/2016	JPM	HKD	(20,099)	(2,592)	(2)
USD/HKD	07/27/2016	JPM	HKD	(7,110)	(917)	—
USD/INR	07/14/2016	BOA	INR	(54,327)	(803)	3
USD/JPY	08/18/2016	SSB	JPY	(144,072)	(1,397)	(44)
USD/JPY	09/21/2016	SSB	JPY	(30,000)	(291)	(7)
USD/MXN	07/14/2016	BOA	MXN	(33,984)	(1,857)	72
USD/MXN	07/14/2016	BCL	MXN	(8,130)	(444)	5
USD/MXN	09/08/2016	CIT	MXN	(15,922)	(865)	(19)
USD/NOK	07/14/2016	BOA	NOK	(4,212)	(503)	—
USD/NOK	08/18/2016	SSB	NOK	(3,739)	(447)	8
USD/PLN	07/14/2016	CIT	PLN	(3,652)	(925)	56
USD/PLN	07/14/2016	BCL	PLN	(3,708)	(940)	47
USD/SEK	08/18/2016	SSB	SEK	(8,200)	(971)	18
USD/SEK	08/18/2016	SSB	SEK	(8,358)	(990)	(1)
USD/SGD	07/14/2016	BCL	SGD	(875)	(649)	(6)
USD/SGD	07/14/2016	CIT	SGD	(100)	(74)	(1)
USD/ZAR	07/05/2016	GSC	ZAR	(11,066)	(751)	(38)
USD/ZAR	08/18/2016	SSB	ZAR	(39,238)	(2,639)	(106)
ZAR/USD	07/06/2016	JPM	ZAR	18,966	1,287	12
ZAR/USD	08/18/2016	SSB	ZAR	26,825	1,804	78
					$(59,887)	$2,366

JNL/Oppenheimer Emerging Markets Innovator Fund
USD/PHP	07/05/2016	SSB	PHP	(18,071)	$(384)	$—

JNL/PIMCO Real Return Fund
BRL/USD	07/05/2016	JPM	BRL	40,704	$12,668	$1,467
BRL/USD	07/05/2016	BNP	BRL	2,904	904	(1)
BRL/USD	08/02/2016	BNP	BRL	2,904	896	50
EUR/USD	07/05/2016	CIT	EUR	10,852	12,043	(230)
EUR/USD	07/05/2016	JPM	EUR	7,550	8,379	(165)
EUR/USD	07/05/2016	BOA	EUR	37,717	41,858	294
EUR/USD	07/05/2016	SCB	EUR	12,471	13,840	(19)
GBP/USD	07/05/2016	BNP	GBP	778	1,036	(105)
GBP/USD	07/05/2016	BOA	GBP	29,589	39,391	23
JPY/USD	07/05/2016	SCB	JPY	2,661,728	25,777	(344)
MXN/USD	07/05/2016	CIT	MXN	48,271	2,640	(10)
MXN/USD	08/25/2016	JPM	MXN	2,426	132	—
MXN/USD	08/25/2016	BOA	MXN	4,861	264	10
MXN/USD	08/25/2016	JPM	MXN	2,022	110	2
NZD/USD	07/05/2016	BOA	NZD	17,510	12,501	120
TWD/USD	08/18/2016	UBS	TWD	3,379	105	1
USD/AUD	08/12/2016	CIT	AUD	(2,338)	(1,741)	(31)
USD/BRL	07/05/2016	BNP	BRL	(2,904)	(904)	(52)
USD/BRL	07/05/2016	JPM	BRL	(2,904)	(904)	1
USD/BRL	07/05/2016	JPM	BRL	(37,800)	(11,764)	(1,666)
USD/BRL	10/04/2016	BNP	BRL	(37,900)	(11,468)	(1,397)
USD/BRL	10/04/2016	BOA	BRL	(53,510)	(16,192)	(2,653)
USD/BRL	10/04/2016	JPM	BRL	(93,800)	(28,382)	(5,713)
USD/BRL	10/04/2016	CIT	BRL	(4,610)	(1,395)	(278)
USD/BRL	10/04/2016	MSC	BRL	(24,360)	(7,371)	(1,498)
USD/BRL	01/04/2017	DUB	BRL	(45,400)	(13,374)	(2,700)
USD/BRL	01/04/2017	BNP	BRL	(12,600)	(3,712)	(810)
USD/BRL	01/04/2017	JPM	BRL	(31,700)	(9,338)	(1,881)
USD/CNY	08/19/2016	UBS	CNY	(206,520)	(31,035)	521
USD/EUR	07/05/2016	SCB	EUR	(54,707)	(60,714)	344
USD/EUR	07/05/2016	BNP	EUR	(1,412)	(1,567)	19
USD/EUR	07/05/2016	UBS	EUR	(12,471)	(13,840)	(95)
USD/EUR	08/02/2016	BOA	EUR	(37,717)	(41,902)	(294)
USD/EUR	08/02/2016	SCB	EUR	(12,471)	(13,855)	18
USD/GBP	07/05/2016	BOA	GBP	(24,422)	(32,512)	3,297
USD/GBP	07/05/2016	JPM	GBP	(5,945)	(7,915)	615
USD/GBP	08/02/2016	BOA	GBP	(29,589)	(39,401)	(22)
USD/GBP	08/02/2016	CIT	GBP	(1,236)	(1,646)	21
USD/JPY	07/05/2016	UBS	JPY	(517,928)	(5,016)	(306)
USD/JPY	07/05/2016	BOA	JPY	(36,600)	(354)	(15)
USD/JPY	07/05/2016	JPM	JPY	(2,107,200)	(20,406)	(446)
USD/JPY	08/02/2016	SCB	JPY	(2,661,728)	(25,799)	349
USD/MXN	08/25/2016	JPM	MXN	(371,049)	(20,189)	299
USD/MXN	08/25/2016	BOA	MXN	(4,394)	(239)	(3)
USD/NZD	07/05/2016	JPM	NZD	(17,510)	(12,501)	(714)
USD/NZD	08/02/2016	BOA	NZD	(17,510)	(12,483)	(119)
					$(275,375)	$(14,116)

JNL/PIMCO Total Return Bond Fund
AUD/USD	08/12/2016	CIT	AUD	28,751	$21,411	$85
AUD/USD	08/12/2016	BCL	AUD	22,432	16,705	173
AUD/USD	08/12/2016	CIT	AUD	13,136	9,783	(46)
AUD/USD	08/12/2016	ANZ	AUD	2,342	1,744	(28)
AUD/USD	08/12/2016	ANZ	AUD	11,407	8,495	34
AUD/USD	08/12/2016	JPM	AUD	25,759	19,183	20
BRL/USD	07/05/2016	DUB	BRL	124,199	38,651	8,410
BRL/USD	07/05/2016	JPM	BRL	9,234	2,874	337
BRL/USD	07/05/2016	UBS	BRL	28,600	8,900	(10)
BRL/USD	07/05/2016	JPM	BRL	34,766	10,819	(12)
BRL/USD	10/04/2016	MSC	BRL	321,000	97,132	20,612
BRL/USD	01/03/2018	JPM	BRL	652	177	(13)
CAD/USD	07/05/2016	CIT	CAD	25,570	19,792	129
EUR/USD	08/12/2016	JPM	EUR	37,151	41,289	(561)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
EUR/USD	08/12/2016	CIT	EUR	14,525	$16,142	$(152)
EUR/USD	08/12/2016	UBS	EUR	4,235	4,707	(34)
EUR/USD	08/12/2016	SCB	EUR	55,009	61,135	60
GBP/USD	07/05/2016	CIT	GBP	2,214	2,948	(291)
GBP/USD	07/05/2016	UBS	GBP	12,502	16,643	(1,261)
GBP/USD	07/05/2016	JPM	GBP	31,509	41,947	(3,129)
GBP/USD	07/05/2016	BOA	GBP	25,086	33,396	19
GBP/USD	08/02/2016	SCB	GBP	12,378	16,483	(106)
INR/USD	08/18/2016	CIT	INR	118,862	1,747	(11)
JPY/USD	08/12/2016	JPM	JPY	3,360,300	32,581	1,822
JPY/USD	08/12/2016	BCL	JPY	324,000	3,141	158
JPY/USD	08/12/2016	CIT	JPY	15,520,300	150,482	2,513
KRW/USD	08/18/2016	BOA	KRW	13,935,803	12,092	299
KRW/USD	08/18/2016	SCB	KRW	15,408,552	13,371	321
KRW/USD	08/18/2016	CIT	KRW	5,768,279	5,005	114
KRW/USD	08/18/2016	DUB	KRW	874,808	759	16
KRW/USD	08/18/2016	BCL	KRW	1,977,988	1,716	43
MXN/USD	08/25/2016	BNP	MXN	16,110	877	18
MXN/USD	08/25/2016	DUB	MXN	3,556	193	4
MXN/USD	08/25/2016	CIT	MXN	32,481	1,768	34
MYR/USD	07/28/2016	SCB	MYR	11,344	2,809	27
MYR/USD	08/10/2016	JPM	MYR	9,649	2,387	49
MYR/USD	08/10/2016	BCL	MYR	8,841	2,187	28
MYR/USD	08/10/2016	ANZ	MYR	4,163	1,030	18
MYR/USD	08/10/2016	SCB	MYR	13,199	3,266	72
RUB/USD	07/15/2016	UBS	RUB	104,144	1,624	81
RUB/USD	09/15/2016	JPM	RUB	104,144	1,597	6
SGD/USD	08/18/2016	CIT	SGD	6,848	5,081	55
SGD/USD	08/18/2016	JPM	SGD	6,715	4,983	33
SGD/USD	08/18/2016	SCB	SGD	6,780	5,031	(4)
TWD/USD	08/18/2016	JPM	TWD	190,353	5,907	21
USD/AUD	08/12/2016	CIT	AUD	(17,043)	(12,692)	(58)
USD/AUD	08/12/2016	JPM	AUD	(41,323)	(30,773)	(982)
USD/AUD	08/12/2016	ANZ	AUD	(1,888)	(1,406)	(13)
USD/BRL	07/05/2016	DUB	BRL	(66,999)	(20,850)	23
USD/BRL	07/05/2016	DUB	BRL	(57,200)	(17,801)	(2,981)
USD/BRL	07/05/2016	UBS	BRL	(28,600)	(8,900)	(1,490)
USD/BRL	07/05/2016	JPM	BRL	(44,000)	(13,693)	(2,308)
USD/BRL	10/04/2016	JPM	BRL	(84,100)	(25,448)	(4,040)
USD/BRL	10/04/2016	MSC	BRL	(144,800)	(43,816)	(6,802)
USD/BRL	10/04/2016	CIT	BRL	(92,100)	(27,869)	(5,555)
USD/BRL	01/03/2018	BNP	BRL	(652)	(177)	14
USD/CAD	07/05/2016	JPM	CAD	(25,570)	(19,792)	(290)
USD/CAD	08/02/2016	CIT	CAD	(25,570)	(19,794)	(129)
USD/EUR	07/05/2016	BNP	EUR	(13,776)	(15,288)	(68)
USD/EUR	07/05/2016	GSC	EUR	(10,622)	(11,788)	(37)
USD/EUR	07/05/2016	BNP	EUR	(17,485)	(19,405)	15
USD/EUR	08/12/2016	JPM	EUR	(59,558)	(66,191)	1,463
USD/EUR	08/12/2016	UBS	EUR	(39,590)	(43,999)	849
USD/EUR	08/12/2016	CIT	EUR	(1,421)	(1,579)	19
USD/EUR	08/12/2016	UBS	EUR	(20,695)	(23,000)	(79)
USD/EUR	08/12/2016	CIT	EUR	(2,870)	(3,190)	(18)
USD/GBP	07/05/2016	BOA	GBP	(17,913)	(23,847)	2,419
USD/GBP	07/05/2016	CIT	GBP	(3,070)	(4,087)	263
USD/GBP	07/05/2016	JPM	GBP	(37,270)	(49,616)	4,022
USD/GBP	07/05/2016	BNP	GBP	(2,749)	(3,660)	370
USD/GBP	07/05/2016	JPM	GBP	(7,827)	(10,420)	(72)
USD/GBP	07/05/2016	BNP	GBP	(3,970)	(5,285)	(19)
USD/GBP	07/05/2016	MSC	GBP	(4,390)	(5,844)	65
USD/GBP	08/02/2016	BOA	GBP	(25,086)	(33,404)	(19)
USD/JPY	08/12/2016	JPM	JPY	(18,188,600)	(176,354)	(9,477)
USD/JPY	08/12/2016	BNP	JPY	(1,894,500)	(18,369)	(1,008)
USD/JPY	08/12/2016	MSC	JPY	(369,600)	(3,584)	(149)
USD/KRW	08/18/2016	UBS	KRW	(55,419,259)	(48,089)	(666)
USD/KRW	08/18/2016	SCB	KRW	(18,076,703)	(15,685)	(232)
USD/KRW	08/18/2016	BCL	KRW	(10,799,624)	(9,372)	(289)
USD/KRW	08/18/2016	ANZ	KRW	(3,918,079)	(3,400)	(111)
USD/KRW	08/18/2016	CIT	KRW	(7,859,681)	(6,820)	(218)
USD/KRW	08/18/2016	JPM	KRW	(20,456,461)	(17,750)	(267)
USD/MXN	08/25/2016	MSC	MXN	(860,051)	(46,795)	117
USD/MXN	08/25/2016	CIT	MXN	(355,707)	(19,354)	(437)
USD/MYR	08/10/2016	UBS	MYR	(56,662)	(14,019)	(89)
USD/MYR	08/10/2016	CIT	MYR	(20,070)	(4,966)	(110)
USD/MYR	08/10/2016	ANZ	MYR	(2,513)	(622)	(12)
USD/RUB	07/15/2016	JPM	RUB	(104,144)	(1,624)	(7)
USD/RUB	08/19/2016	JPM	RUB	(92,969)	(1,436)	(77)
USD/SGD	08/18/2016	CIT	SGD	(72,078)	(53,482)	(524)
USD/SGD	08/18/2016	JPM	SGD	(9,662)	(7,170)	(168)
USD/SGD	08/18/2016	CSI	SGD	(8,307)	(6,164)	(55)
USD/TWD	08/18/2016	BOA	TWD	(10,428)	(324)	(2)
USD/TWD	08/18/2016	MSC	TWD	(224,597)	(6,970)	(134)
USD/TWD	08/18/2016	BNP	TWD	(146,860)	(4,557)	(8)
USD/TWD	08/18/2016	JPM	TWD	(162,344)	(5,038)	(16)
					$(285,568)	$576

JNL/Red Rocks Listed Private Equity Fund
USD/EUR	07/05/2016	JPM	EUR	(1,044)	$(1,159)	$(3)
USD/GBP	07/05/2016	JPM	GBP	(156)	(208)	(1)
USD/SEK	07/05/2016	JPM	SEK	(4,696)	(555)	(1)
					$(1,922)	$(5)

JNL/Scout Unconstrained Bond Fund
CAD/USD	07/08/2016	JPM	CAD	30,350	$23,492	$1,904
USD/CAD	07/08/2016	JPM	CAD	(30,350)	(23,492)	(521)
					$—	$1,383

JNL/T.Rowe Price Value Fund
CAD/USD	07/05/2016	JPM	CAD	347	$269	$1
USD/CAD	07/05/2016	CIT	CAD	(274)	(212)	(2)
USD/CAD	07/05/2016	IMP	CAD	(1,086)	(841)	(1)
					$(784)	$(2)

JNL/Westchester Capital Event Driven Fund
GBP/USD	09/14/2016	JPM	GBP	16	$22	$(1)
USD/AUD	08/23/2016	JPM	AUD	(9,573)	(7,126)	(201)
USD/EUR	07/26/2016	JPM	EUR	(2,834)	(3,147)	48
USD/EUR	08/16/2016	JPM	EUR	(9,305)	(10,340)	180
USD/GBP	07/21/2016	JPM	GBP	(128)	(170)	13
USD/GBP	09/14/2016	JPM	GBP	(427)	(570)	13
USD/GBP	09/14/2016	JPM	GBP	(144)	(192)	(2)
USD/GBP	10/04/2016	JPM	GBP	(14,031)	(18,701)	1,320
USD/HKD	07/27/2016	JPM	HKD	(69,370)	(8,944)	(5)
USD/SEK	08/10/2016	JPM	SEK	(36,273)	(4,294)	126
USD/SEK	08/10/2016	JPM	SEK	(2,977)	(352)	(3)
					$(53,814)	$1,488

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		67,670	$—	$(9,413)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	—	(18,389)
							$—	$(27,802)
JNL/Goldman Sachs Core Plus Bond Fund
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	$—	$(9)
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(28)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	(8)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(11)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(9)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	(15)
MSC	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	(11)
CGM	Brazil Interbank Deposit Rate	Receiving	11.99%	01/04/2021	BRL	3,490	—	(2)
CIT	Brazil Interbank Deposit Rate	Paying	10.73%	01/04/2021	BRL	2,860	—	(55)
MSC	Brazil Interbank Deposit Rate	Receiving	12.70%	01/04/2021	BRL	4,150	—	(28)
MSC	Brazil Interbank Deposit Rate	Receiving	12.60%	01/04/2021	BRL	3,810	1	(23)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/15/2017	KRW	9,863,860	—	122
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.18%	10/29/2017	KRW	4,841,110	—	56
							$1	$(21)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	$—	$(84)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(17)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(27)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/02/2019	ZAR	70,980	—	(169)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	(51)
JPM	7-Day China Fixing Repo Rate	Paying	2.77%	04/20/2021	CNY	14,570	—	21
MSC	7-Day China Fixing Repo Rate	Paying	2.75%	04/18/2021	CNY	5,240	—	7
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.80%	11/26/2016	THB	121,560	—	6
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/15/2016	THB	181,440	—	11
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.52%	04/11/2019	THB	76,850	—	—
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	06/15/2019	THB	78,640	(1)	2
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	06/15/2019	THB	36,760	(1)	1
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	06/15/2019	THB	146,040	(9)	11
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.64%	09/21/2019	THB	92,020	—	5
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.90%	02/04/2021	THB	71,910	—	21
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	02/15/2021	THB	31,420	—	5
CSI	Bloomberg Thailand 6-Month Reference Rate	Paying	1.83%	02/16/2021	THB	41,040	—	7
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.65%	06/15/2019	THB	56,980	—	5
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.81%	11/24/2016	THB	38,360	—	2
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/22/2016	THB	196,950	—	13
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	04/19/2019	THB	103,500	—	2
MSC	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	11/28/2016	THB	82,480	—	4
BOA	Brazil Interbank Deposit Rate	Paying	15.75%	01/02/2019	BRL	6,290	—	123
CGM	Brazil Interbank Deposit Rate	Paying	11.50%	01/02/2017	BRL	9,210	—	(102)
CIT	Brazil Interbank Deposit Rate	Paying	14.46%	01/02/2018	BRL	5,870	—	37
CIT	Brazil Interbank Deposit Rate	Paying	12.52%	01/02/2019	BRL	5,620	—	(13)
CIT	Brazil Interbank Deposit Rate	Paying	12.65%	01/02/2019	BRL	8,770	—	14
CSI	Brazil Interbank Deposit Rate	Paying	12.58%	01/02/2017	BRL	12,970	—	(68)
CSI	Brazil Interbank Deposit Rate	Paying	11.12%	01/02/2018	BRL	6,120	—	(93)
DUB	Brazil Interbank Deposit Rate	Paying	14.36%	01/02/2019	BRL	3,870	—	44
DUB	Brazil Interbank Deposit Rate	Paying	11.84%	01/02/2020	BRL	7,500	—	6
DUB	Brazil Interbank Deposit Rate	Paying	16.17%	01/04/2021	BRL	11,060	—	396
DUB	Brazil Interbank Deposit Rate	Paying	14.08%	01/04/2021	BRL	2,410	—	45
DUB	Brazil Interbank Deposit Rate	Receiving	13.93%	01/04/2021	BRL	13,640	—	(235)
DUB	Brazil Interbank Deposit Rate	Paying	14.56%	01/02/2023	BRL	900	—	25
DUB	Brazil Interbank Deposit Rate	Paying	14.25%	01/02/2023	BRL	1,800	—	44
DUB	Brazil Interbank Deposit Rate	Paying	12.27%	01/02/2023	BRL	1,190	—	4
DUB	Brazil Interbank Deposit Rate	Receiving	14.20%	01/02/2023	BRL	4,430	—	(106)
DUB	Brazil Interbank Deposit Rate	Receiving	13.86%	01/02/2023	BRL	4,380	—	(90)
DUB	Brazil Interbank Deposit Rate	Receiving	12.34%	01/02/2025	BRL	6,810	—	(17)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Brazil Interbank Deposit Rate	Paying	14.34%	01/02/2025	BRL	4,980	$—	$144
JPM	Brazil Interbank Deposit Rate	Receiving	12.29%	01/02/2017	BRL	13,430	—	97
JPM	Brazil Interbank Deposit Rate	Paying	11.87%	01/02/2020	BRL	10,790	—	10
MSC	Brazil Interbank Deposit Rate	Receiving	13.38%	01/02/2018	BRL	17,890	—	(29)
MSC	Brazil Interbank Deposit Rate	Paying	14.08%	01/02/2019	BRL	12,130	—	118
MSC	Brazil Interbank Deposit Rate	Paying	12.61%	01/02/2019	BRL	1,070	—	2
MSC	Brazil Interbank Deposit Rate	Paying	16.15%	01/04/2021	BRL	8,720	—	311
MSC	Brazil Interbank Deposit Rate	Receiving	11.41%	01/04/2021	BRL	5,650	—	58
BOA	Colombian Interbank Rate	Receiving	6.59%	04/06/2017	COP	8,422,600	—	7
CIT	Colombian Interbank Rate	Receiving	7.09%	05/05/2017	COP	9,318,740	—	—
CIT	Colombian Interbank Rate	Receiving	7.22%	06/13/2017	COP	3,103,790	—	(2)
CSI	Colombian Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	79
CSI	Colombian Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	14
DUB	Colombian Interbank Rate	Receiving	7.26%	06/21/2017	COP	8,036,260	—	(6)
JPM	Colombian Interbank Rate	Receiving	6.10%	11/25/2016	COP	19,715,340	—	(10)
JPM	Colombian Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	37
MSC	Colombian Interbank Rate	Receiving	6.39%	02/08/2017	COP	6,461,750	—	8
MSC	Colombian Interbank Rate	Receiving	6.57%	03/31/2017	COP	6,077,570	—	7
MSC	Colombian Interbank Rate	Receiving	6.55%	04/03/2017	COP	6,077,570	—	(7)
MSC	Colombian Interbank Rate	Receiving	7.04%	05/04/2017	COP	6,019,500	—	(1)
MSC	Colombian Interbank Rate	Receiving	7.23%	06/15/2017	COP	4,053,030	—	(2)
MSC	Colombian Interbank Rate	Paying	6.06%	05/02/2024	COP	980,390	(1)	(13)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/10/2022	KRW	12,686,460	—	(995)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	101
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	10/14/2017	KRW	1,609,170	—	20
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	5,210,010	—	60
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	8,585,010	—	(705)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	1,446
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,215,460	—	(170)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	7,880,280	—	97
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	1,350,900	—	17
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	18
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	18
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	1,981,600	—	23
MSC	Korean Won 3-Month Certificate of Deposit	Paying	1.46%	02/03/2019	KRW	4,987,510	—	27
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	236
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(10)
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	(15)
BOA	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	266,680	—	21
CGM	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	159,880	(4)	17
CIT	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	31,630	2	1
JPM	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	62,800	(2)	7
MSC	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	67,860	(1)	6
							$(17)	$831
JNL Multi-Manager Alternative Fund
BOA	Brazil Interbank Deposit Rate	Paying	12.49%	01/04/2021	BRL	12,970	$—	$29

JNL/PIMCO Real Return Fund
CIT	France CPI Excluding Tobacco	Paying	1.68%	06/15/2025	EUR	4,700	$—	$440
BNP	Harmonised Index of Consumer Prices	Receiving	0.55%	10/15/2017	EUR	2,100	—	(13)
BNP	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	2,900	—	(9)
BNP	Harmonised Index of Consumer Prices	Receiving	1.09%	06/15/2026	EUR	1,500	1	(12)
CGM	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	2,600	—	(21)
CIT	Harmonised Index of Consumer Prices	Paying	0.83%	05/15/2018	EUR	8,700	—	(11)
CIT	Harmonised Index of Consumer Prices	Paying	0.83%	05/15/2018	EUR	7,400	—	(10)
CIT	Harmonised Index of Consumer Prices	Receiving	0.66%	08/15/2018	EUR	1,400	(2)	(11)
CIT	Harmonised Index of Consumer Prices	Receiving	0.64%	09/15/2018	EUR	1,000	—	(8)
CIT	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	1,400	—	(4)
CIT	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	3,660	—	(11)
CIT	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	3,710	—	(11)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
CIT	Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/2021	EUR	6,600	$—	$(34)
CIT	Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/2021	EUR	5,600	—	(29)
CIT	Harmonised Index of Consumer Prices	Paying	1.18%	05/15/2026	EUR	1,500	—	25
CIT	Harmonised Index of Consumer Prices	Paying	1.18%	05/15/2026	EUR	1,300	—	22
CIT	Harmonised Index of Consumer Prices	Receiving	1.09%	06/15/2026	EUR	800	(2)	(5)
DUB	Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/2017	EUR	3,000	—	(20)
DUB	Harmonised Index of Consumer Prices	Receiving	0.57%	10/15/2017	EUR	1,100	—	(7)
DUB	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	600	—	(4)
DUB	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,300	—	(9)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	3,000	1	(25)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	1,700	—	(14)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	700	2	(7)
DUB	Harmonised Index of Consumer Prices	Receiving	1.09%	06/15/2026	EUR	800	(1)	(5)
JPM	Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/2017	EUR	4,200	—	(29)
MSS	Harmonised Index of Consumer Prices	Receiving	0.62%	09/15/2018	EUR	2,100	—	(16)
MSS	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	3,880	—	(12)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	3,000	—	(17)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	4,000	2	(25)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	1,900	2	(13)
UBS	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,300	—	(10)
UBS	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,500	—	(11)
BNP	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,900	14	325
BNP	U.K. Retail Price Index	Paying	3.10%	06/15/2031	GBP	1,000	(3)	(1)
BOA	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	1,800	1	225
CGM	U.K. Retail Price Index	Paying	3.30%	12/15/2030	GBP	3,600	1	258
CIT	U.K. Retail Price Index	Paying	3.19%	04/15/2030	GBP	2,700	—	189
CIT	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	2,500	2	312
CIT	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	2,100	(7)	199
CIT	U.K. Retail Price Index	Paying	3.28%	09/15/2030	GBP	3,900	—	301
CIT	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	500	—	9
CIT	U.K. Retail Price Index	Paying	3.10%	06/15/2031	GBP	6,900	—	(23)
CSI	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	500	—	55
CSI	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,700	(2)	318
CSI	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	1,200	—	22
CSI	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	1,500	—	27
DUB	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	4,400	—	480
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	2,500	—	229
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	3,100	12	272
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	4,100	16	359
DUB	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	3,400	(24)	85
JPM	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	5,600	(3)	657
UBS	U.K. Retail Price Index	Paying	3.32%	05/15/2030	GBP	5,000	—	504
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(498)
BBP	US CPURNSA	Receiving	2.02%	08/21/2017		22,600	—	(782)
BBP	US CPURNSA	Receiving	2.02%	08/21/2017		20,600	(13)	(699)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		400	—	(9)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		5,800	13	(337)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(581)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(1,079)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(1,054)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		6,200	38	(845)
BOA	US CPURNSA	Receiving	1.72%	04/15/2017		2,000	—	6
BOA	US CPURNSA	Receiving	1.01%	10/16/2017		3,700	—	24
BOA	US CPURNSA	Receiving	1.57%	06/07/2018		2,500	—	(1)
BOA	US CPURNSA	Receiving	1.49%	06/30/2021		9,400	—	44
BOA	US CPURNSA	Receiving	1.73%	08/26/2025		1,000	—	(17)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(931)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(596)
DUB	US CPURNSA	Receiving	1.93%	02/10/2017		30,900	—	(760)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(732)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		5,700	$130	$(871)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	—	(1,610)
MSC	US CPURNSA	Paying	2.06%	05/12/2025		23,000	—	1,121
							$427	$(5,331)
JNL/PIMCO Total Return Bond Fund
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	15,100	$—	$12

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
N/A	3-Month New Zealand Bank Bill	Paying	2.93%	04/22/2026	NZD	410	$6
N/A	3-Month New Zealand Bank Bill	Paying	2.75%	06/16/2026	NZD	130	1
							$7
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Receiving	1.45%	06/28/2022		42,891	$(84)
N/A	3-Month LIBOR	Receiving	1.45%	06/28/2022		21,445	(45)
N/A	3-Month LIBOR	Receiving	1.38%	06/28/2022		21,445	(2)
N/A	6-Month Euribor	Receiving	0.02%	04/09/2021	EUR	5,467	(40)
							$(171)
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	0.93%	10/17/2017		74,970	$(228)
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024		6,980	(810)
N/A	3-Month LIBOR	Receiving	2.73%	07/07/2024		73,570	(8,505)
N/A	3-Month LIBOR	Receiving	1.91%	01/22/2025		36,540	(1,903)
N/A	3-Month LIBOR	Receiving	1.97%	01/23/2025		45,670	(2,588)
N/A	3-Month LIBOR	Receiving	1.97%	01/27/2025		26,950	(1,535)
N/A	3-Month LIBOR	Receiving	1.94%	01/29/2025		6,740	(364)
N/A	3-Month LIBOR	Receiving	1.94%	01/30/2025		5,710	(310)
N/A	3-Month LIBOR	Receiving	1.82%	02/03/2025		8,990	(395)
N/A	3-Month LIBOR	Receiving	1.98%	03/27/2025		5,750	(331)
N/A	3-Month LIBOR	Receiving	1.99%	03/27/2025		5,750	(334)
N/A	3-Month LIBOR	Receiving	2.45%	07/02/2025		28,720	(2,830)
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044		3,320	(1,243)
							$(21,376)
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.50%	09/21/2021	CAD	128,740	$789
N/A	3-Month Euribor	Receiving	(0.38)%	09/21/2018	EUR	81,000	(21)
N/A	3-Month Euribor	Receiving	(0.40)%	09/21/2018	EUR	84,290	(27)
N/A	3-Month GBP LIBOR	Paying	0.46%	09/21/2018	GBP	29,150	84
N/A	3-Month GBP LIBOR	Paying	0.40%	09/21/2018	GBP	30,150	64
N/A	3-Month LIBOR	Receiving	2.00%	09/21/2021		93,320	(914)
N/A	3-Month LIBOR	Receiving	2.00%	09/21/2026		24,470	(382)
N/A	3-Month LIBOR	Paying	2.50%	12/15/2026		11,300	99
N/A	3-Month LIBOR	Paying	3.00%	12/17/2035		13,840	137
N/A	3-Month LIBOR	Paying	2.75%	12/19/2045		13,190	149
N/A	3-Month LIBOR	Paying	2.75%	09/21/2046		4,200	229
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	9.15%	08/24/2025	ZAR	13,170	(15)
N/A	3-Month Stockholm Interbank Offered Rate	Paying	0.05%	06/15/2018	SEK	172,120	32
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	0.25%	09/21/2021	SEK	64,510	(82)
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	1.00%	09/21/2026	SEK	77,240	(238)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	2.50%	09/21/2026	AUD	14,810	196
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.50%	12/15/2026	AUD	2,090	(24)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.00%	12/16/2025	JPY	1,115,190	(144)
N/A	6-Month British Bankers’ Association Yen LIBOR	Paying	0.07%	07/01/2029	JPY	314,080	(2)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	2.00%	12/17/2035	JPY	1,308,780	(807)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.90%	03/30/2036	JPY	1,040,690	(457)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/21/2036	JPY	2,546,040	(930)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.17%	07/01/2039	JPY	137,340	$2
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	2.00%	12/19/2045	JPY	1,122,360	(912)
N/A	6-Month Euribor	Receiving	(0.16)%	06/22/2019	EUR	19,130	(16)
N/A	6-Month Euribor	Receiving	0.50%	09/21/2021	EUR	22,360	(48)
N/A	6-Month Euribor	Paying	1.57%	05/11/2025	EUR	8,100	162
N/A	6-Month Euribor	Paying	1.57%	05/11/2025	EUR	28,360	1,446
N/A	6-Month Euribor	Paying	0.86%	05/25/2025	EUR	37,650	439
N/A	6-Month Euribor	Paying	1.00%	06/16/2026	EUR	24,750	196
N/A	6-Month Euribor	Paying	1.00%	09/21/2026	EUR	32,790	684
N/A	6-Month Euribor	Receiving	1.70%	05/11/2035	EUR	620	(17)
N/A	6-Month Euribor	Receiving	1.70%	05/11/2035	EUR	9,140	(1,270)
N/A	6-Month Euribor	Paying	2.25%	12/17/2035	EUR	1,490	67
N/A	6-Month Euribor	Paying	1.25%	12/19/2045	EUR	3,820	112
N/A	6-Month GBP LIBOR	Paying	1.75%	09/21/2021	GBP	7,390	34
N/A	6-Month GBP LIBOR	Receiving	1.94%	12/11/2022	GBP	6,210	(479)
N/A	6-Month GBP LIBOR	Receiving	2.25%	12/15/2026	GBP	3,910	(6)
N/A	6-Month GBP LIBOR	Paying	2.19%	12/11/2027	GBP	12,580	1,702
N/A	6-Month GBP LIBOR	Receiving	2.25%	12/11/2032	GBP	6,520	(1,188)
N/A	6-Month GBP LIBOR	Receiving	2.50%	12/17/2035	GBP	2,950	(20)
N/A	6-Month GBP LIBOR	Receiving	1.60%	06/15/2046	GBP	7,420	(391)
N/A	6-Month GBP LIBOR	Receiving	2.25%	09/21/2046	GBP	1,140	(145)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.61%	09/21/2018	PLN	68,900	24
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	3.30%	01/20/2026	PLN	3,360	27
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	3.13%	01/22/2026	PLN	6,980	44
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	3.16%	01/25/2026	PLN	3,130	21
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.88%	06/15/2026	PLN	4,150	13
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.97%	06/16/2026	PLN	5,900	24
N/A	Mexican Interbank Rate	Paying	3.91%	11/07/2016	MXN	81,600	(10)
N/A	Mexican Interbank Rate	Paying	3.92%	11/08/2016	MXN	34,680	(4)
N/A	Mexican Interbank Rate	Paying	3.90%	11/09/2016	MXN	70,170	(9)
							$(1,782)
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month Hong Kong Interbank Offered Rate	Receiving	1.50%	09/21/2021	HKD	26,480	$(69)
N/A	3-Month LIBOR	Receiving	2.00%	09/21/2026		3,390	(62)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/2019	ZAR	11,760	(8)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.35%	09/21/2023	ZAR	12,860	8
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/2024	ZAR	13,610	19
N/A	6-Month Budapest Interbank Offered Rate	Receiving	1.38%	09/21/2021	HUF	840,620	(11)
N/A	6-Month Czech Interbank Offered Rate	Receiving	0.55%	06/21/2026	CZK	31,230	(8)
N/A	6-Month Euribor	Receiving	0.75%	09/21/2023	EUR	510	(5)
N/A	6-Month Euribor	Paying	1.00%	09/21/2026	EUR	770	9
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.02%	09/21/2020	PLN	3,925	12
N/A	Mexican Interbank Rate	Paying	6.00%	09/15/2021	MXN	4,410	3
N/A	Mexican Interbank Rate	Paying	5.25%	09/06/2023	MXN	68,530	40
N/A	Mexican Interbank Rate	Paying	5.75%	09/13/2023	MXN	66,070	13
N/A	Mexican Interbank Rate	Receiving	5.66%	01/24/2025	MXN	27,480	42
N/A	Mexican Interbank Rate	Paying	6.00%	09/09/2026	MXN	83,320	73
N/A	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	55,250	123
							$179
JNL Multi-Manager Alternative Fund
N/A	3-Month LIBOR	Paying	0.77%	02/26/2018		13,560	$11
N/A	3-Month LIBOR	Paying	0.64%	06/27/2018		12,410	41
N/A	3-Month LIBOR	Paying	1.34%	06/01/2021		11,010	184
N/A	3-Month LIBOR	Paying	0.66%	06/13/2021		1,330	12
N/A	3-Month LIBOR	Paying	0.64%	06/27/2021		5,710	61
N/A	3-Month LIBOR	Receiving	1.90%	11/30/2022		42,851	(2,072)
N/A	3-Month LIBOR	Receiving	1.74%	05/23/2026		8,820	(282)
N/A	3-Month LIBOR	Receiving	1.74%	05/27/2026		5,500	(174)
N/A	3-Month LIBOR	Receiving	1.58%	06/13/2026		1,320	(22)
N/A	3-Month LIBOR	Receiving	2.72%	02/15/2041		792	(145)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
N/A	3-Month LIBOR	Receiving	2.59%	11/04/2045		3,880	$(665)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.64%	05/09/2046	JPY	60,900	(84)
							$(3,135)
JNL/PIMCO Real Return Fund
N/A	3-Month Canada Bankers Acceptance	Paying	0.90%	04/17/2018	CAD	34,900	$2
N/A	3-Month LIBOR	Receiving	1.00%	04/05/2018		3,900	(9)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020		44,800	(966)
N/A	3-Month LIBOR	Receiving	2.23%	09/16/2025		3,500	(270)
N/A	3-Month LIBOR	Receiving	2.35%	10/02/2025		29,000	(2,564)
N/A	3-Month LIBOR	Receiving	2.80%	10/28/2025		159,000	(7,022)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		11,100	(344)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		1,800	(62)
N/A	3-Month LIBOR	Receiving	1.75%	12/21/2026		15,200	(44)
N/A	3-Month LIBOR	Receiving	1.75%	12/21/2026		97,600	(1,546)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.50%	12/21/2045	JPY	535,000	(705)
N/A	6-Month GBP LIBOR	Receiving	1.50%	09/21/2026	GBP	23,500	(1,622)
N/A	6-Month GBP LIBOR	Receiving	2.00%	09/16/2045	GBP	16,750	(6,345)
N/A	Mexican Interbank Rate	Paying	6.71%	09/20/2029	MXN	135,600	16
							$(21,481)
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2019		328,800	$(874)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020		62,200	(389)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2021		177,200	(2,764)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2021		21,600	(341)
N/A	3-Month LIBOR	Receiving	1.45%	06/28/2021		140,800	(467)
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022		227,600	(3,163)
N/A	3-Month LIBOR	Receiving	2.35%	08/05/2025		54,200	(1,164)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025		39,500	(1,007)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		72,300	(2,213)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		14,900	(449)
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045		349,000	(24,864)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046		39,600	(4,248)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046		17,100	(1,253)
N/A	6-Month GBP LIBOR	Receiving	1.50%	12/16/2017	GBP	105,300	(78)
N/A	6-Month GBP LIBOR	Receiving	1.25%	09/21/2018	GBP	44,900	(296)
N/A	6-Month GBP LIBOR	Receiving	1.50%	09/21/2018	GBP	17,000	(121)
N/A	6-Month GBP LIBOR	Receiving	1.00%	09/21/2018	GBP	158,400	(1,920)
N/A	6-Month GBP LIBOR	Receiving	0.75%	12/21/2018	GBP	44,400	(252)
N/A	Mexican Interbank Rate	Paying	4.06%	08/24/2016	MXN	4,152,900	(403)
N/A	Mexican Interbank Rate	Paying	4.39%	07/28/2017	MXN	364,100	(166)
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	116,000	(112)
N/A	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	56,700	(48)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	23,900	(4)
N/A	Mexican Interbank Rate	Paying	5.27%	02/05/2020	MXN	865,600	(779)
N/A	Mexican Interbank Rate	Paying	6.96%	07/27/2020	MXN	279,300	(306)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	30,500	(23)
N/A	Mexican Interbank Rate	Paying	5.61%	10/08/2021	MXN	22,100	(15)
N/A	Mexican Interbank Rate	Paying	6.00%	06/07/2022	MXN	393,700	(225)
							$(47,944)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate (8)	Pay Rate (8)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Depreciation
JNL/BlackRock Global Allocation Fund
BOA	Fixed rate of 1.23%	Fixed rate of 0.10%	03/15/2017		5,855	JPY	(705,750)	$(978)
BOA	Fixed rate of 1.84%	Fixed rate of 0.10%	03/15/2018		7,271	JPY	(818,550)	(616)
BOA	Fixed rate of 1.96%	Fixed rate of 0.10%	03/15/2018		10,921	JPY	(1,238,400)	(987)
								$(2,581)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150		(690)	$(202)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408		(1,096)	(321)
DUB	Fixed rate of 8.05%	3-Month LIBOR	12/04/2016	TRY	11,900		(5,339)	(1,031)
DUB	Fixed rate of 8.08%	3-Month LIBOR	12/05/2016	TRY	6,325		(2,830)	(541)
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790		(1,427)	(417)
								$(2,512)

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BBP	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	$90	$1	$1	$—
BBP	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	160	1	1	—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	—	—	—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	—
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,600	7	9	(2)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	270	3	3	—
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	950	9	11	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(6)	(2)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	—	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(7)	(2)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(6)	(2)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(8)	(6)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(3)	(4)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(3)	(5)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(2)	(5)	3
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	—	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(6)	(4)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(24)	—	(25)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(7)	(6)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(4)	(3)	(1)
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	3,500	14	29	(15)
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	320	1	2	(1)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	370	4	4	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	$680	$7	$7	$—
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	820	8	9	(1)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	720	7	7	—
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	320	3	3	—
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	770	7	9	(2)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	500	4	5	(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(2)	(1)	(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(5)	(2)	(3)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(1)	(1)	—
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,230	9	20	(11)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	360	2	2	—
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	100	1	1	—
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,850	8	8	—
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	220	2	2	—
					$31,990	$(37)	$53	$(91)

JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection (2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$270	$(2)	$(1)	$(1)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	540	(5)	(2)	(3)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(1)	(1)	—
BBP	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	330	3	3	—
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,170	9	24	(15)
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	970	4	14	(10)
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	550	2	3	(1)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,030	10	10	—
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	630	3	3	—
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,770	8	16	(8)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	950	4	10	(6)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	3,080	13	40	(27)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	90	—	1	(1)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	740	3	9	(6)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	990	4	12	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,320	(11)	(3)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(7)	(1)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(10)	(3)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(7)	(3)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(6)	(4)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(6)	(5)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(7)	(5)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(9)	(7)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(4)	(5)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(3)	(4)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(5)	(8)	3
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(6)	(12)	6
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(8)	(6)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(5)	(3)	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	$1,240	$(10)	$(7)	$(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(31)	—	(31)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(8)	(3)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	(1)	(1)	—
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	340	2	4	(2)
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	90	1	1	—
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	540	3	4	(1)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,710	16	18	(2)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,380	13	13	—
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	220	2	2	—
DUB	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,220	5	11	(6)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(4)	(2)	(2)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(5)	(2)	(3)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2019	3,520	(16)	(31)	15
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,720	11	33	(22)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,130	5	15	(10)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	990	4	12	(8)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	760	3	4	(1)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,290	10	10	—
					$54,010	$(78)	$124	$(202)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
CGM	Anglo American Capital Plc, 4.45%, 09/27/2020	N/A	5.00%	12/20/2020	$393	$(3)	34	$(37)
CGM	ArcelorMittal, 6.13%, 06/01/2018	N/A	5.00%	12/20/2020	393	(6)	30	(36)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	N/A	5.00%	06/20/2021	233	(21)	(18)	(3)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	N/A	5.00%	06/20/2021	233	(20)	(18)	(2)
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	344	(3)	(3)	—
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	333	(2)	(1)	(1)
					$1,929	$(55)	$24	$(79)
Credit default swap agreements - sell protection (3)
BCL	Federative Republic of Brazil, 4.25%, 01/07/2025	2.85%	1.00%	12/20/2020	$(83)	$(7)	(14)	$7
BCL	Federative Republic of Brazil, 4.25%, 01/07/2025	2.85%	1.00%	12/20/2020	(33)	(2)	(5)	3
					$(116)	$(9)	$(19)	$10
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	$(4,400)	$(165)	(230)	$65
MLP	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(1,000)	(38)	(71)	33
BOA	Volkswagen International Finance, 5.38%, 05/22/2018	0.35%	1.00%	12/20/2016	(289)	1	(2)	3
					$(5,689)	$(202)	$(303)	$101
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.23%	1.00%	09/20/2016	$(2,000)	$4	31	$(27)
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,447)	11	—	11
BCL	Citigroup Inc., 6.13%, 05/15/2018	0.86%	1.00%	12/20/2020	(9,400)	58	(9)	67
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.29%	1.00%	09/20/2016	(2,400)	5	29	(24)
DUB	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(21,800)	(813)	(1,137)	324
MLP	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(20,700)	(771)	(1,535)	764
DUB	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(5,700)	(291)	(316)	25
MSC	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(4,500)	(229)	(251)	22
UBS	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(10,700)	(547)	(950)	403
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.54%	1.00%	09/20/2016	(1,500)	2	(7)	9
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.43%	1.00%	06/20/2017	(1,000)	6	15	(9)
BOA	Italy Government International Bond, 6.88%, 09/27/2023	1.52%	1.00%	06/20/2021	(1,300)	(31)	(29)	(2)
CIT	Italy Government International Bond, 6.88%, 09/27/2023	1.52%	1.00%	06/20/2021	(38,700)	(932)	(848)	(84)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
JPM	Kinder Morgan Inc., 3.05%, 12/01/2019	2.51%	1.00%	06/20/2021	$(6,000)	$(412)	$(557)	$145
CGM	Metlife Inc., 4.75%, 02/08/2021	1.17%	1.00%	12/20/2020	(16,100)	(117)	21	(138)
BCL	Morgan Stanley, 3.75%, 02/25/2023	1.01%	1.00%	12/20/2020	(1,000)	—	(2)	2
BNP	Morgan Stanley, 3.75%, 02/25/2023	1.01%	1.00%	12/20/2020	(8,000)	(1)	(15)	14
BBP	Petrobras International Finance Co, 8.38%, 12/10/2018	5.71%	1.00%	12/20/2019	(4,200)	(617)	(524)	(93)
BNP	Petrobras International Finance Co, 8.38%, 12/10/2018	5.71%	1.00%	12/20/2019	(5,200)	(764)	(564)	(200)
BNP	Petrobras International Finance Co, 8.38%, 12/10/2018	5.85%	1.00%	03/20/2020	(1,400)	(226)	(254)	28
BOA	Sprint Communications, 8.38%, 08/15/2017	7.99%	5.00%	12/20/2019	(500)	(43)	26	(69)
CGM	Sprint Communications, 8.38%, 08/15/2017	7.99%	5.00%	12/20/2019	(200)	(17)	10	(27)
BCL	Tesco Plc, 6.00%, 12/14/2049	2.55%	1.00%	12/20/2020	(5,549)	(364)	(489)	125
CSI	Tesco Plc, 6.00%, 12/14/2049	2.55%	1.00%	12/20/2020	(2,219)	(146)	(208)	62
BBP	United Mexican States, 5.95%, 03/19/2019	0.68%	1.00%	03/20/2018	(14,000)	81	35	46
BCL	United Mexican States, 5.95%, 03/19/2019	1.42%	1.00%	12/20/2020	(200)	(3)	(7)	4
BNP	United Mexican States, 5.95%, 03/19/2019	0.57%	1.00%	09/20/2017	(400)	2	(9)	11
BOA	United Mexican States, 5.95%, 03/19/2019	1.08%	1.00%	09/20/2019	(1,900)	(5)	13	(18)
CGM	United Mexican States, 5.95%, 03/19/2019	1.15%	1.00%	12/20/2019	(6,900)	(33)	41	(74)
CGM	United Mexican States, 5.95%, 03/19/2019	1.34%	1.00%	09/20/2020	(1,400)	(19)	(36)	17
CGM	United Mexican States, 5.95%, 03/19/2019	1.42%	1.00%	12/20/2020	(20,600)	(364)	(877)	513
DUB	United Mexican States, 5.95%, 03/19/2019	0.57%	1.00%	09/20/2017	(3,200)	18	(43)	61
MSC	United Mexican States, 5.95%, 03/19/2019	0.57%	1.00%	09/20/2017	(2,600)	14	(36)	50
JPM	United Mexican States, 7.50%, 04/08/2033	0.37%	1.00%	09/20/2016	(900)	1	5	(4)
BNP	Volkswagen International Finance, 5.38%, 05/22/2018	0.57%	1.00%	12/20/2017	(4,883)	33	(86)	119
BOA	Volkswagen International Finance, 5.38%, 05/22/2018	0.35%	1.00%	12/20/2016	(4,550)	16	(30)	46
JPM	Volkswagen International Finance, 5.38%, 05/22/2018	0.57%	1.00%	12/20/2017	(6,104)	41	(106)	147
MSC	Volkswagen International Finance, 5.38%, 05/22/2018	0.35%	1.00%	12/20/2016	(1,886)	6	(17)	23
					$(241,038)	$(6,447)	$(8,716)	$2,269

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(1,010)	$32	$17
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(14,724)	$474	$109
N/A	CDX.NA.IG.26	1.00%	06/20/2021	(73,908)	779	56
N/A	iTraxx Europe Crossover Series 25	5.00%	06/20/2021	(28,477)	1,621	(688)
N/A	iTraxx Europe Series 25	1.00%	06/20/2021	(17,656)	132	(108)
				$(134,765)	$3,006	$(631)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$15,700	$(504)	$(264)
N/A	CDX.NA.IG.26	1.00%	06/20/2021	48,600	(532)	(168)
				$64,300	$(1,036)	$(432)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$2,580	$(83)	$(26)
N/A	iTraxx Europe Crossover Series 25	5.00%	06/20/2021	3,627	(206)	63
N/A	CDX.NA.HY.26	5.00%	06/20/2021	1,770	(57)	(29)
				$7,977	$(346)	$8
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Series 24	5.00%	12/20/2020	$(1,909)	$84	$(101)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	(2,720)	21	28
				$(4,629)	$105	$(73)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(15,000)	$482	$237

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Credit Default Swap Agreements

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$23,900	$(768)	$(298)

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(15,386)	$913	$907
N/A	CDX.NA.HY.26	5.00%	06/20/2021	(20,000)	642	328
N/A	CDX.NA.IG.26	1.00%	06/20/2021	(1,300)	14	6
N/A	iTraxx Europe Crossover Series 25	5.00%	06/20/2021	(27,744)	1,579	275
N/A	iTraxx Europe Series 25	1.00%	06/20/2021	(19,532)	147	3
				$(83,962)	$3,295	$1,519
JNL/Scout Unconstrained Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(49,200)	$1,580	$682
N/A	CDX.NA.IG.26	1.00%	06/20/2021	(36,670)	401	179
				$(85,870)	$1,981	$861

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Boston Partners Global Long Short Equity Fund
GSI	3D Systems Corp.	Federal Funds Effective Rate -5.95%	TBD	(174)		2,366	$(17)
GSI	Aberdeen Asset Management	1-Month GBP LIBOR -0.40%	TBD	(382)	GBP	1,114	64
GSI	Atlas Copco AB	Stockholm Interbank Offered Rate -0.40%	TBD	(99)	SEK	21,580	16
GSI	Autoliv Inc.	Federal Funds Effective Rate -1.08%	TBD	(16)		1,917	238
GSI	Bemis Company Inc.	Federal Funds Effective Rate -0.25%	TBD	(69)		3,517	(48)
GSI	Caterpillar Inc.	Federal Funds Effective Rate -0.25%	TBD	(42)		3,232	29
GSI	Cogent Communications	Federal Funds Effective Rate -0.25%	TBD	(95)		3,799	(5)
GSI	Coloplast A/S	Danish Krone LIBOR -0.40%	TBD	(29)	DKK	13,977	(45)
GSI	Coty Inc. - Class A	Federal Funds Effective Rate -8.38%	TBD	(108)		2,838	39
GSI	Eclat Textile Co.	Federal Funds Effective Rate -10.00%	TBD	(339)		3,177	(87)
GSI	Elekta AB — Class B	Stockholm Interbank Offered Rate -4.19%	TBD	(289)	SEK	18,376	(163)
GSI	Feng Tay Enterprise Co. Ltd.	Federal Funds Effective Rate -4.50%	TBD	(515)		2,052	(72)
GSI	First Financial Bank	Federal Funds Effective Rate -2.17%	TBD	(94)		3,014	(74)
GSI	IMI Plc	1-Month GBP LIBOR -0.40%	TBD	(144)	GBP	1,392	5
GSI	Kakao Corp.	Federal Funds Effective Rate -8.50%	TBD	(39)		3,145	6
GSI	Keppel Corp.	Singapore Swap Offer Rate -0.50%	TBD	(624)	SGD	3,397	(28)
GSI	McDonald’s Holdings Co. Japan	British Bankers’ Association Yen LIBOR -4.50%	TBD	(56)	JPY	165,117	74
GSI	Nestle SA	Tom/Next Indexed Swaps Rate -0.40%	TBD	(49)	CHF	3,509	(166)
GSI	Oversea-Chinese Banking Corp.	Singapore Swap Offer Rate -0.50%	TBD	(476)	SGD	4,071	(50)
GSI	PZ Cussons Plc	1-Month GBP LIBOR -0.50%	TBD	(616)	GBP	2,082	75
GSI	SeaWorld Entertainment Inc.	Federal Funds Effective Rate -0.93%	TBD	(171)		2,583	94
GSI	Sembcorp Marine Ltd.	Singapore Swap Offer Rate -13.50%	TBD	(3,221)	SGD	5,089	62
GSI	Spirax-Sarco Engineering Plc	1-Month GBP LIBOR -0.40%	TBD	(58)	GBP	1,996	(223)
GSI	Tod’s SpA	Euro Overnight Index Average -6.75%	TBD	(41)	EUR	2,242	299
GSI	Transocean Ltd.	Federal Funds Effective Rate -1.35%	TBD	(115)		1,305	(58)
GSI	Unilever Indonesia Tbk PT	Federal Funds Effective Rate -3.00%	TBD	(368)		1,214	(52)
GSI	World Wrestling Entertainment Inc.	Federal Funds Effective Rate -6.07%	TBD	(122)		2,275	13
							$(74)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
Total Return Swap Agreements — receiving return
CIT	iShares Russell 2000 ETF	3-Month LIBOR -0.62%	10/17/2016		$1,010	$20
GSI	iShares MSCI Emerging Markets ETF	3-Month LIBOR -0.25%	10/17/2016		1,069	(8)
						$12
JNL/AQR Managed Futures Strategy Fund
Total Return Swap Agreements — receiving return
CGM	Cotton No. 2 Future, December 2016 Expiration	N/A	11/11/2016		$1,416	$(37)
CGM	Soybean Future, November 2016 Expiration	N/A	10/21/2016		2,722	(11)
CGM	Soybean Meal Future, December 2016 Expiration	N/A	11/25/2016		590	12
MLP	Corn Future, September 2016 Expiration	N/A	08/26/2016		8,362	(1,290)
MLP	Lean Hogs Future, August 2016 Expiration	N/A	08/12/2016		3,903	(238)
MLP	Soybean Future, November 2016 Expiration	N/A	10/21/2016		18,757	98
MLP	Soybean Meal Future, December 2016 Expiration	N/A	11/25/2016		7,836	(16)
MSC	KOSPI 200 Future, September 2016 Expiration	N/A	09/08/2016	KRW	3,464,758	(39)
						$(1,521)
Total Return Swap Agreements — paying return
BOA	Swiss Market Index Future, September 2016 Expiration	N/A	09/16/2016	CHF	(5,517)	$(234)
CGM	Wheat Future, September 2016 Expiration	N/A	08/26/2016		(1,473)	3
MLP	Bovespa Index Future, August 2016 Expiration	N/A	08/17/2016	BRL	(10,389)	(104)
MLP	Live Cattle Future, August 2016 Expiration	N/A	08/05/2016		(15,525)	506
MLP	Soybean Oil Future, December 2016 Expiration	N/A	11/25/2016		(668)	(6)
MSC	Hang Seng China Enterprises Index Future, July 2016 Expiration	N/A	07/28/2016	HKD	(17,890)	(112)
MSC	SGX FTSE China A50 Index Future, July 2016 Expiration	N/A	07/28/2016		(1,327)	(21)
MSC	SGX MSCI Singapore Index Future, July 2016 Expiration	N/A	07/29/2016	SGD	(155)	(3)
MSC	Taiwan Stock Exchange Capitalization Weighted Stock Index Future, July 2016 Expiration	N/A	07/20/2016	TWD	(78,218)	(58)
						$(29)
JNL/BlackRock Global Allocation Fund
Total Return Swap Agreements — receiving return
BNP	Euro STOXX 50 Index Dividend Future, December 2017 Expiration	N/A	12/15/2017	EUR	1,637	$(51)
BNP	Euro STOXX 50 Index Dividend Future, December 2017 Expiration	N/A	12/15/2017	EUR	1,633	(33)
BNP	Euro STOXX 50 Index Dividend Future, December 2018 Expiration	N/A	12/21/2018	EUR	1,623	(149)
BNP	Euro STOXX 50 Index Dividend Future, December 2018 Expiration	N/A	12/21/2018	EUR	881	(77)
BNP	Euro STOXX 50 Index Dividend Future, December 2018 Expiration	N/A	12/21/2018	EUR	794	(61)
BNP	Nikkei Dividend Future, April 2018 Expiration	N/A	04/02/2018	JPY	198,306	(20)
BNP	Nikkei Dividend Future, April 2018 Expiration	N/A	04/02/2018	JPY	200,250	(39)
BNP	Nikkei Dividend Future, March 2019 Expiration	N/A	03/29/2019	JPY	103,125	(48)
BNP	Nikkei Dividend Future, March 2019 Expiration	N/A	03/29/2019	JPY	211,978	(87)
BNP	Nikkei Dividend Future, March 2019 Expiration	N/A	03/29/2019	JPY	105,600	(72)
BNP	Nikkei Dividend Future, March 2020 Expiration	N/A	03/31/2020	JPY	173,400	(70)
BNP	Nikkei Dividend Future, March 2020 Expiration	N/A	03/31/2020	JPY	139,600	(90)
BNP	Nikkei Dividend Future, March 2020 Expiration	N/A	04/01/2020	JPY	104,880	(69)
BNP	S&P 500 Annual Dividend Index Future, December 2018 Expiration	N/A	12/21/2018		$2,431	36
BNP	S&P 500 Annual Dividend Index Future, December 2021 Expiration	N/A	12/17/2021		1,287	32
BNP	SGX Nikkei Stock Average Dividend Point Index Future, March 2017 Expiration	N/A	03/31/2017	JPY	125,325	211
BNP	SGX Nikkei Stock Average Dividend Point Index Future, March 2017 Expiration	N/A	03/31/2017	JPY	119,070	177
GSC	S&P 500 Annual Dividend Index Future, December 2020 Expiration	N/A	12/18/2020		995	17
						$(393)
JNL/DoubleLine Shiller Enhanced CAPE Fund
Total Return Swap Agreements — receiving return
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	07/22/2016		$2	$8
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	07/22/2016		57	(25)
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	07/22/2016		185	2,397
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	08/19/2016		6	38
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	08/19/2016		4	47
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	08/19/2016		185	2,396
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	09/23/2016		124	1,598
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/20/2016		148	1,917
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	11/11/2016		135	1,291
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	12/16/2016		109	579
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	12/16/2016		49	286
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	01/20/2017		243	1,428

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/DoubleLine Shiller Enhanced CAPE Fund (continued)
Total Return Swap Agreements — receiving return
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	02/17/2017		$243	$1,428
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	03/24/2017		149	2,338
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	03/24/2017		39	158
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	03/24/2017		57	(26)
						$15,858
JNL Multi-Manager Alternative Fund
Total Return Swap Agreements — receiving return
Convertible Bonds
DUB	Ablynx NV, 3.25%, 05/27/20	1-Month Euribor +1.00%	9/22/2016	EUR	241	$(18)
DUB	Aceto Corp., 2.00%, 11/01/20	Federal Funds Effective Rate +1.00%	5/3/2017		$443	(2)
DUB	Aegean Marine Petroleum Network Inc., 4.00%, 01/11/18	Federal Funds Effective Rate +1.00%	5/3/2017		932	(231)
DUB	AK Steel Holding Corp., 5.00%, 11/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		236	160
DUB	Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	Federal Funds Effective Rate +1.00%	5/3/2017		819	(17)
DUB	Altra Holdings Inc., 2.75%, 03/01/31	Federal Funds Effective Rate +1.00%	5/3/2017		909	5
DUB	AMAG Pharmaceuticals Inc., 2.50%, 02/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		419	(2)
DUB	American Residential Properties OP LP, 3.25%, 11/15/18	Federal Funds Effective Rate +1.00%	5/3/2017		989	179
DUB	AmTrust Financial Services Inc., 2.75%, 12/15/44	Federal Funds Effective Rate +1.00%	5/3/2017		198	(25)
DUB	Ascent Capital Group Inc., 4.00%, 07/15/20	Federal Funds Effective Rate +1.00%	5/3/2017		782	(223)
DUB	Blucora Inc., 4.25%, 04/01/19	Federal Funds Effective Rate +1.00%	5/3/2017		130	31
DUB	Bottomline Technologies Inc., 1.50%, 12/01/17	Federal Funds Effective Rate +1.00%	5/3/2017		651	(72)
DUB	BroadSoft Inc., 1.00%, 09/01/22	Federal Funds Effective Rate +1.00%	5/3/2017		432	35
DUB	Bunge Ltd., 4.88%, 12/31/49	Federal Funds Effective Rate +1.00%	5/3/2017		376	(3)
DUB	CalAtlantic Group Inc., 1.25%, 08/01/32	Federal Funds Effective Rate +1.00%	5/3/2017		1,075	53
DUB	Carriage Services Inc., 2.75%, 03/15/21	Federal Funds Effective Rate +1.00%	5/3/2017		1,152	(16)
DUB	Cemex Sab De CV, 3.75%, 03/15/18	Federal Funds Effective Rate +1.00%	5/3/2017		804	39
DUB	Cornerstone OnDemand Inc., 1.50%, 07/01/18	Federal Funds Effective Rate +1.00%	5/3/2017		154	(4)
DUB	Cowen Group Inc., 3.00%, 03/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		751	(138)
DUB	CSG Systems International Inc., 4.25%, 03/15/36	Federal Funds Effective Rate +1.00%	5/3/2017		73	(1)
DUB	Dycom Industries Inc., 0.75%, 09/15/21	Federal Funds Effective Rate +1.00%	5/3/2017		222	9
DUB	Electronics for Imaging Inc., 0.75%, 09/01/19	Federal Funds Effective Rate +1.00%	5/3/2017		192	2
DUB	Encore Capital Group Inc., 2.88%, 03/15/21	Federal Funds Effective Rate +1.00%	5/3/2017		751	(186)
DUB	Encore Capital Group Inc., 3.00%, 11/27/17	Federal Funds Effective Rate +1.00%	5/3/2017		179	(5)
DUB	Exelixis Inc., 4.25%, 08/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		109	63
DUB	Forest City Enterprises Inc., 3.63%, 08/15/20	Federal Funds Effective Rate +1.00%	5/3/2017		293	(1)
DUB	Forest City Enterprises Inc., 4.25%, 08/15/18	Federal Funds Effective Rate +1.00%	5/3/2017		191	6
DUB	GPT Property Trust LP, 3.75%, 03/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		830	98
DUB	Green Plains Inc., 3.25%, 10/01/18	Federal Funds Effective Rate +1.00%	5/3/2017		1,239	(273)
DUB	Greenbrier Companies Inc., 3.50%, 04/01/18	Federal Funds Effective Rate +1.00%	5/3/2017		1,161	10
DUB	HealthSouth Corp., 2.00%, 12/01/43	Federal Funds Effective Rate +1.00%	5/3/2017		837	64
DUB	Hologic Inc., 0.00%, 12/15/43	Federal Funds Effective Rate +1.00%	5/3/2017		1,359	(31)
DUB	Huron Consulting Group Inc., 1.25%, 10/01/19	Federal Funds Effective Rate +1.00%	5/3/2017		109	1
DUB	Iconix Brand Group Inc., 1.50%, 03/15/18	Federal Funds Effective Rate +1.00%	5/3/2017		252	145
DUB	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16	Federal Funds Effective Rate +1.00%	5/3/2017		1,257	308
DUB	Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	Federal Funds Effective Rate +1.00%	5/3/2017		367	—
DUB	Keihan Holdings Co. Ltd., 0.00%, 03/30/21	1-Month Japanese Yen +1.00%	5/3/2017	JPY	41,600	(8)
DUB	Knowles Corp., 3.25%, 11/01/21	Federal Funds Effective Rate +1.00%	5/3/2017		375	(20)
DUB	LGI Homes Inc., 4.25%, 11/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		632	246
DUB	Liberty Interactive Llc, 1.00%, 09/30/2043	Federal Funds Effective Rate +1.00%	5/3/2017		405	5
DUB	Liberty Media Corp., 1.38%, 10/15/23	Federal Funds Effective Rate +1.00%	5/3/2017		749	24
DUB	LinkedIn Corp., 0.50%, 11/01/19	Federal Funds Effective Rate +1.00%	5/3/2017		125	12
DUB	Live Nation Entertainment Inc., 2.50%, 05/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		73	(1)
DUB	M/I Homes Inc., 3.25%, 09/15/17	Federal Funds Effective Rate +1.00%	5/3/2017		11	1
DUB	Mercadolibre Inc., 2.25%, 07/01/19	Federal Funds Effective Rate +1.00%	5/3/2017		1,064	209
DUB	Micron Technology Inc., 3.00%, 11/15/43	Federal Funds Effective Rate +1.00%	5/3/2017		2	1
DUB	Molina Healthcare Inc., 1.63%, 08/15/44	Federal Funds Effective Rate +1.00%	5/3/2017		355	(44)
DUB	Navistar International Corp., 4.75%, 04/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		16	3
DUB	NetSuite Inc., 0.25%, 06/01/18	Federal Funds Effective Rate +1.00%	5/3/2017		569	(2)
DUB	Nuance Communications Inc., 1.00%, 12/15/35	Federal Funds Effective Rate +1.00%	5/3/2017		430	(31)
DUB	Nuance Communications Inc., 2.75%, 11/01/31	Federal Funds Effective Rate +1.00%	5/3/2017		422	(9)
DUB	PDL BioPharma Inc., 4.00%, 02/01/18	Federal Funds Effective Rate +1.00%	5/3/2017		221	(1)
DUB	PRA Group Inc., 3.00%, 08/01/20	Federal Funds Effective Rate +1.00%	5/3/2017		665	(142)
DUB	Proofpoint Inc., 0.75%, 06/15/20	Federal Funds Effective Rate +1.00%	5/3/2017		155	—
DUB	PTC Therapeutics Inc., 3.00%, 08/15/22	Federal Funds Effective Rate +1.00%	5/3/2017		292	(102)
DUB	Quidel Corp., 3.25%, 12/15/20	Federal Funds Effective Rate +1.00%	5/3/2017		412	(41)
DUB	Redwood Trust Inc., 5.63%, 11/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		139	10
DUB	Renewable Energy Group Inc., 4.00%, 06/15/36	Federal Funds Effective Rate +1.00%	5/3/2017		74	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap Agreements — receiving return (continued)
Convertible Bonds (continued)
DUB	RTI International Metals Inc., 1.63%, 10/15/19	Federal Funds Effective Rate +1.00%	5/3/2017		$98	$(2)
DUB	Sequenom Inc., 5.00%, 11/01/18	Federal Funds Effective Rate +1.00%	5/3/2017		315	(114)
DUB	Shutterfly Inc., 0.25%, 05/15/18	Federal Funds Effective Rate +1.00%	5/3/2017		594	(1)
DUB	Solazyme Inc., 5.00%, 10/01/19	Federal Funds Effective Rate +1.00%	5/3/2017		679	(101)
DUB	Starwood Property Trust Inc., 3.00%, 07/01/19	Federal Funds Effective Rate +1.00%	5/3/2017		811	107
DUB	Starwood Property Trust Inc., 3.75%, 10/15/17	Federal Funds Effective Rate +1.00%	5/3/2017		455	(9)
DUB	Starwood Property Trust Inc., 4.50%, 10/15/17	Federal Funds Effective Rate +1.00%	5/3/2017		119	1
DUB	Starwood Property Trust Inc., 4.55%, 03/01/18	Federal Funds Effective Rate +1.00%	5/3/2017		67	4
DUB	Theravance Inc., 2.13%, 01/15/23	Federal Funds Effective Rate +1.00%	5/3/2017		573	(21)
DUB	Trinity Industries Inc., 3.88%, 06/01/36	Federal Funds Effective Rate +1.00%	5/3/2017		2,585	(360)
DUB	Uni Charm Corp., 0.00%, 09/25/20	1-Month Japanese Yen +0.50%	5/3/2017	JPY	72,250	(28)
DUB	Wabash National Corp., 3.38%, 01/05/18	Federal Funds Effective Rate +1.00%	5/3/2017		471	22
DUB	WebMD Health Corp., 2.63%, 06/15/23	Federal Funds Effective Rate +1.00%	5/3/2017		326	(14)
DUB	Workday Inc., 0.75%, 07/15/18	Federal Funds Effective Rate +1.00%	5/3/2017		881	87
DUB	Wright Medical Group Inc., 2.00%, 02/15/20	Federal Funds Effective Rate +1.00%	5/3/2017		596	(41)
DUB	Wright Medical Group Inc., 2.25%, 11/15/21	Federal Funds Effective Rate +1.00%	5/3/2017		186	(13)
Common Stocks
BOA	EMC Corp.	3-Month LIBOR +0.50%	5/17/2017		255	2
BOA	Ingram Micro Inc.	3-Month LIBOR +0.50%	4/27/2017		4,159	(44)
BOA	* Rexam Plc	3-Month LIBOR +0.45%	4/20/2017		67	(18)
BOA	Syngenta AG	3-Month LIBOR +0.45%	3/27/2017		1,059	(9)
BOA	Valspar Corp.	3-Month LIBOR +0.40%	6/29/2017		4,478	48
JPM	Home Retail Group Plc	3-Month LIBOR +0.50%	6/29/2017		553	(2)
JPM	SABMiller Plc	3-Month LIBOR +0.45%	6/28/2017		7,800	(416)
						$(855)
Total Return Swap Agreements — paying return
Common Stocks
BOA	Ball Corp.	3-Month LIBOR -0.40%	4/21/2017		$(25)	$—
BOA	Vmware Inc.	3-Month LIBOR -0.40%	5/17/2017		(58)	(2)
DUB	Ablynx NV	1-Month Euribor -0.45%	9/22/2016	EUR	(127)	8
DUB	Aceto Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(512)	16
DUB	Aegean Marine Petroleum Network Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(383)	110
DUB	AK Steel Holding Corp.	Federal Funds Effective Rate -0.50%	5/3/2017		(587)	(62)
DUB	Akamai Technologies Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(166)	(4)
DUB	Alcoa Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(225)	3
DUB	Allscripts Healthcare Solutions Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(412)	16
DUB	Altra Industrial Motion Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(674)	(33)
DUB	AMAG Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(257)	4
DUB	American Homes 4 Rent	Federal Funds Effective Rate -0.30%	5/3/2017		(779)	(113)
DUB	AmTrust Financial Services Inc.	Federal Funds Effective Rate -3.00%	5/3/2017		(596)	5
DUB	* Anacor Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(264)	(75)
DUB	Ascent Capital Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(205)	(44)
DUB	Blucora Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(14)	(5)
DUB	Bottomline Technologies Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(258)	28
DUB	BroadSoft Inc.	Federal Funds Effective Rate -0.85%	5/3/2017		(772)	(136)
DUB	Bunge Ltd.	Federal Funds Effective Rate -0.30%	5/3/2017		(751)	(32)
DUB	CalAtlantic Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(682)	—
DUB	Carriage Services Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(1,029)	(55)
DUB	Cemex Sab De CV	Federal Funds Effective Rate -0.30%	5/3/2017		(1,021)	34
DUB	Cobalt International Energy Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(110)	57
DUB	Colony Starwood Homes REIT	Federal Funds Effective Rate -0.30%	5/3/2017		(1,043)	(191)
DUB	Cornerstone OnDemand Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(176)	17
DUB	Cowen Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(362)	63
DUB	CSG Systems International Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(429)	39
DUB	Dycom Industries Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(701)	(87)
DUB	Electronics for Imaging Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(96)	(4)
DUB	Element Financial Corp.	3-Month Canada Bankers Acceptance -0.30%	5/3/2017	CAD	(566)	24
DUB	Emergent BioSolutions Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(144)	—
DUB	Encore Capital Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(729)	54
DUB	Exelixis Inc.	Federal Funds Effective Rate -3.00%	5/3/2017		(1,308)	(556)
DUB	Forest City Enterprises Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(649)	(16)
DUB	FXCM Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(45)	14
DUB	Gramercy Property Trust	Federal Funds Effective Rate -0.30%	5/3/2017		(669)	(99)
DUB	Green Plains Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(739)	(120)
DUB	Greenbrier Companies Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(474)	(35)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap Agreements — paying return (continued)
Common Stocks (continued)
DUB	Griffion Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		$(940)	$(55)
DUB	HealthSouth Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(785)	(22)
DUB	Hologic Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(203)	(1)
DUB	Huron Consulting Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(74)	(1)
DUB	Iconix Brand Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(344)	36
DUB	Illumina Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(104)	—
DUB	Innoviva Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(697)	37
DUB	Integra Lifesciences Holdings Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(2,260)	(333)
DUB	Intercept Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(178)	(2)
DUB	JAKKS Pacific Inc.	Federal Funds Effective Rate -4.50%	5/3/2017		(394)	(19)
DUB	Keihan Holdings Co. Ltd.	1-Month Japanese Yen -0.40%	12/5/2016	JPY	(7,027)	1
DUB	Knowles Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(432)	36
DUB	LGI Homes Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(621)	(261)
DUB	Liberty Media Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(321)	(1)
DUB	Liberty Media Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(8)	(44)
DUB	Liberty Media Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(5)	(10)
DUB	LinkedIn Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(280)	(34)
DUB	Live Nation Entertainment Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(84)	—
DUB	M/I Homes Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(140)	(2)
DUB	Medicines Co.	Federal Funds Effective Rate -0.30%	5/3/2017		(598)	32
DUB	Mercadolibre Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(811)	(178)
DUB	Micron Technologies Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(85)	(10)
DUB	Molina Healthcare Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(564)	33
DUB	Monster Worldwide Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(241)	49
DUB	Navistar International Corp.	Federal Funds Effective Rate -2.00%	5/3/2017		(114)	14
DUB	NetSuite Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(360)	26
DUB	Nipro Corp.	1-Month Japanese Yen -0.40%	12/5/2016	JPY	(14,391)	(8)
DUB	Nuance Communications Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(290)	47
DUB	NuVasive Inc.	Federal Funds Effective Rate -0.25%	5/3/2017		(715)	(99)
DUB	PDL BioPharma Inc.	Federal Funds Effective Rate -2.50%	5/3/2017		(42)	(1)
DUB	PRA Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(248)	59
DUB	Proofpoint Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(80)	(1)
DUB	PTC Therapeutics Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(72)	(4)
DUB	Quidel Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(198)	19
DUB	Red Hat Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(362)	10
DUB	Renewable Energy Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(275)	(1)
DUB	Sequenom Inc.	Federal Funds Effective Rate -4.00%	5/3/2017		(125)	65
DUB	Shutterfly Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(302)	1
DUB	Starwood Property Trust Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(291)	(9)
DUB	TerraVia Holdings Inc.	Federal Funds Effective Rate -65.00%	5/3/2017		(229)	9
DUB	Trinity Industries Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(1,035)	40
DUB	Uni Charm Corp.	1-Month Japanese Yen -0.40%	5/3/2017	JPY	(31,170)	17
DUB	Vitamin Shoppe Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(208)	(6)
DUB	Wabash National Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(612)	(28)
DUB	Weatherford International Ltd.	Federal Funds Effective Rate -0.30%	5/3/2017		(726)	55
DUB	Web.com Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(236)	5
DUB	WebMD Health Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(1,904)	121
DUB	Whiting Petroleum Corp.	Federal Funds Effective Rate -0.30%	5/3/2017		(52)	9
DUB	Workday Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(634)	(46)
DUB	Wright Medical Group Inc.	Federal Funds Effective Rate -0.30%	5/3/2017		(770)	41
JPM	J Sainsbury Plc	3-Month LIBOR -0.75%	6/29/2017		(262)	(6)
Investment Companies
DUB	iShares Russell 2000 ETF	Federal Funds Effective Rate -0.75%	5/3/2017		(966)	(17)
Government Securities
DUB	U.S. Treasury Note, 1.63%, 02/15/26	Federal Funds Effective Rate -0.30%	5/3/2017		(427)	(10)
						$(1,624)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid/Received by Fund	Termination Date(9)	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL/Westchester Capital Event Driven Fund
Total Return Swap Agreements — receiving return
BOA	General Motors Co.	3-Month LIBOR +0.40%	06/16/2017	$4,769	$(130)
BOA	Humana Inc.	3-Month LIBOR +0.40%	09/20/2016	3,649	(178)
BOA	LinkedIn Corp.	3-Month LIBOR +0.40%	07/03/2017	2,425	(11)
BOA	Meda AB	3-Month LIBOR +0.60%	05/17/2017	4,846	46
BOA	Qihoo 360 Technology Co. Ltd.	3-Month LIBOR +0.40%	05/22/2017	1,675	31
BOA	* Rexam Plc	3-Month LIBOR +0.45%	04/20/2017	278	(73)
BOA	Syngenta AG	3-Month LIBOR +0.45%	04/24/2017	2,214	(137)
BOA	Syngenta AG	3-Month LIBOR +0.45%	06/30/2017	4,628	40
BOA	Valspar Corp.	3-Month LIBOR +0.40%	06/29/2017	14,409	139
JPM	American International Group Inc.	3-Month LIBOR +0.35%	08/19/2016	5,409	(931)
JPM	Apollo Residential Mortgage Inc.	3-Month LIBOR +0.45%	05/05/2017	631	11
JPM	Asciano Ltd.	3-Month LIBOR +0.40%	07/03/2017	6,809	109
JPM	Bayer AG	3-Month LIBOR +0.40%	06/21/2017	3,624	(370)
JPM	Charter Communications Inc.	3-Month LIBOR +0.30%	05/19/2017	2,849	1,187
JPM	Eaton Vance Floating-Rate Income Trust	3-Month LIBOR +0.80%	05/04/2017	1,546	163
JPM	EMC Corp.	3-Month LIBOR +0.30%	06/30/2017	20,538	181
JPM	Home Retail Group Plc	3-Month LIBOR +0.30%	06/29/2017	1,367	(2)
JPM	Meda AB	3-Month LIBOR +0.40%	04/24/2017	466	—
JPM	Northstar Realty Finance Corp.	3-Month LIBOR +0.30%	11/02/2016	270	(167)
JPM	SABMiller Plc	3-Month LIBOR +0.30%	06/28/2017	19,318	(773)
JPM	SFX Entertainment Inc.	3-Month LIBOR +0.55%	05/05/2017	6	(1)
JPM	Starwood Property Trust Inc.	3-Month LIBOR +0.41%	05/09/2017	2,749	181
JPM	Vivendi SA	3-Month LIBOR +0.40%	06/19/2017	10,052	357
JPM	Winthrop Realty Trust	3-Month LIBOR +0.30%	05/04/2017	380	(80)
					$(408)
Total Return Swap Agreements — paying return
BOA	Ball Corp.	3-Month LIBOR -0.40%	04/21/2017	(103)	$(1)
BOA	Mylan NV	3-Month LIBOR -0.40%	05/18/2017	(687)	(45)
JPM	Grifols SA	3-Month LIBOR -0.50%	02/16/2017	(921)	(90)
JPM	J Sainsbury Plc	3-Month LIBOR -0.50%	06/29/2017	(649)	(17)
					$(153)

Schedule of Over the Counter Total Return Basket Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount(1)	Net Value of Reference Entities	Unrealized Depreciation
JNL Multi-Manager Alternative Fund
MSC	Equity Securities - Short†	Federal Funds Effective Rate	05/03/2017	(112,796)	$(116,876)	$(4,247)

†The following represents the individual short positions and related values of equity securities underlying the total return basket swap.

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Amazon.com Inc.	—	$(157)
Ascena Retail Group Inc.	(118)	(823)
Buffalo Wild Wings Inc.	(1)	(174)
Cabela’s Inc. - Class A	(25)	(1,236)
CalAtlantic Group Inc.	(4)	(136)
CarMax Inc.	(18)	(897)
Chipotle Mexican Grill Inc.	(4)	(1,635)
CST Brands Inc.	(6)	(258)
Dollar Tree Inc.	(6)	(565)
Fossil Group Inc.	(22)	(628)
General Motors Co.	(8)	(221)
G-III Apparel Group Ltd.	(7)	(297)
Gildan Activewear Inc.	(19)	(543)
H&R Block Inc.	(7)	(156)
IMAX Corp.	(15)	(454)
Liberty Broadband Corp. - Class A	(4)	(214)
Lions Gate Entertainment Corp.	(53)	(1,062)
Netflix Inc.	(2)	(201)
Nike Inc.	(14)	(773)
Office Depot Inc.	(48)	(157)
Restoration Hardware Holdings Inc.	(25)	(706)
Tesla Motors Inc.	(6)	(1,369)
Texas Roadhouse Inc.	(4)	(160)
Tractor Supply Co.	(4)	(356)
Under Armour Inc. - Class A	(27)	(1,100)
Under Armour Inc. - Class C	(7)	(264)
Wynn Resorts Ltd.	(10)	(870)
		(15,412)
Consumer Staples
Coca-Cola Co.	(16)	(703)
Colgate-Palmolive Co.	(13)	(981)
Costco Wholesale Corp.	(1)	(188)
PepsiCo Inc.	(1)	(74)
Philip Morris International Inc.	(1)	(92)
Reynolds American Inc.	(35)	(1,909)
Whole Foods Market Inc.	(6)	(199)
		(4,146)
Energy
Baker Hughes Inc.	(3)	(135)
Bristow Group Inc.	(21)	(240)
Carbo Ceramics Inc.	(11)	(144)
Cheniere Energy Inc.	(47)	(1,754)
Chevron Corp.	(18)	(1,835)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Total Return Basket Swap Agreements

	Shares	Value
Equity Securities - Short (continued)
Energy (continued)
Devon Energy Corp.	(7)	$(236)
Enbridge Inc.	(9)	(360)
EQT Corp.	(2)	(186)
Exxon Mobil Corp.	(20)	(1,865)
Golar LNG Ltd.	(56)	(874)
Gulfport Energy Corp.	(31)	(953)
Halliburton Co.	(39)	(1,775)
Helix Energy Solutions Group Inc.	(62)	(416)
Kosmos Energy Ltd.	(55)	(299)
Pembina Pipeline Corp.	(52)	(1,566)
Pioneer Natural Resources Co.	(3)	(514)
Rice Energy Inc.	(11)	(249)
Schlumberger Ltd.	(23)	(1,787)
SM Energy Co.	(9)	(240)
Southwestern Energy Co.	(12)	(146)
Spectra Energy Corp.	(4)	(132)
Weatherford International Plc	(26)	(146)
Whiting Petroleum Corp.	(34)	(317)
		(16,169)
Financials
Allied World Assurance Co. Holdings Ltd.	(22)	(770)
Arthur J. Gallagher & Co.	(7)	(338)
Artisan Partners Asset Management Inc. - Class A	(10)	(274)
Bank of the Ozarks Inc.	(13)	(473)
Brown & Brown Inc.	(42)	(1,581)
CBOE Holdings Inc.	(28)	(1,879)
Equinix Inc.	(3)	(1,326)
Erie Indemnity Co. - Class A	(5)	(447)
EverBank Financial Corp.	(25)	(372)
FactSet Research Systems Inc.	(5)	(823)
Financial Engines Inc.	(38)	(988)
Forest City Enterprises Inc. - Class A	(10)	(230)
HCP Inc.	(12)	(414)
Home BancShares Inc.	(12)	(241)
Howard Hughes Corp.	(12)	(1,418)
Intercontinental Exchange Inc.	(2)	(550)
Kemper Corp.	(7)	(204)
Kennedy-Wilson Holdings Inc.	(61)	(1,149)
Markel Corp.	(1)	(676)
MarketAxess Holdings Inc.	(2)	(276)
Marsh & McLennan Cos. Inc.	(7)	(459)
Mercury General Corp.	(22)	(1,163)
Moody’s Corp.	(3)	(291)
Outfront Media Inc.	(39)	(938)
ProAssurance Corp.	(3)	(134)
TFS Financial Corp.	(7)	(127)
United Bankshares Inc.	(18)	(664)
Ventas Inc.	(9)	(677)
White Mountains Insurance Group Ltd.	(2)	(1,836)
WisdomTree Investments Inc.	(83)	(810)
		(21,528)
Health Care
Acadia Pharmaceuticals Inc.	(4)	(117)
Bluebird Bio Inc.	(22)	(970)
Bristol-Myers Squibb Co.	(6)	(449)
Dexcom Inc.	(26)	(2,078)
Diplomat Pharmacy Inc.	(29)	(1,026)
Endo International Plc	(103)	(1,601)
Illumina Inc.	(3)	(379)
Kite Pharma Inc.	(26)	(1,320)
Medtronic Plc	(8)	(729)
Molina Healthcare Inc.	(17)	(838)
Novavax Inc.	(161)	(1,172)
Patterson Cos. Inc.	(1)	(57)
Puma Biotechnology Inc.	(9)	(271)
Team Health Holdings Inc.	(9)	(374)
Tenet Healthcare Corp.	(15)	(420)
Ultragenyx Pharmaceutical Inc.	(10)	(504)
Zimmer Biomet Holdings Inc.	(5)	(554)
		(12,859)
Industrials
3M Co.	(7)	(1,156)
Air Lease Corp.	(24)	(643)
Avis Budget Group Inc.	(5)	(168)
Danaher Corp.	(10)	(1,020)
Fortune Brands Home & Security Inc.	(7)	(383)
Healthcare Services Group Inc.	(4)	(149)
Honeywell International Inc.	(2)	(268)
Knight Transportation Inc.	(8)	(205)
Lockheed Martin Corp.	(6)	(1,489)
Macquarie Infrastructure Co. LLC	(11)	(829)
Middleby Corp.	(5)	(622)
Old Dominion Freight Line Inc.	(3)	(181)
Roper Technologies Inc.	(4)	(614)
Spirit Airlines Inc.	(13)	(565)
Stericycle Inc.	(4)	(427)
Verisk Analytics Inc. - Class A	(6)	(462)
Wabtec Corp.	(2)	(147)
Woodward Inc.	(9)	(513)
WW Grainger Inc.	(1)	(216)
		(10,057)
Information Technology
Alphabet Inc. - Class A	(1)	(869)
Amphenol Corp. - Class A	(2)	(138)
ARRIS International Plc	(25)	(520)
Cavium Inc.	(7)	(274)
Cognex Corp.	(32)	(1,366)
Cypress Semiconductor Corp.	(127)	(1,342)
Dolby Laboratories Inc. - Class A	(5)	(244)
EPAM Systems Inc.	(2)	(116)
FireEye Inc.	(101)	(1,662)
Loral Space & Communications Inc.	(18)	(642)
MasterCard Inc. - Class A	(18)	(1,611)
Maximus Inc.	(14)	(764)
Micron Technology Inc.	(139)	(1,915)
NetScout Systems Inc.	(59)	(1,317)
NetSuite Inc.	(19)	(1,383)
Pandora Media Inc.	(140)	(1,741)
Proofpoint Inc.	(9)	(562)
Qorvo Inc.	(8)	(453)
Skyworks Solutions Inc.	(4)	(253)
Splunk Inc.	(5)	(276)
Synaptics Inc.	(8)	(446)
Tableau Software Inc.	(7)	(357)
Twitter Inc.	(75)	(1,266)
Tyler Technologies Inc.	(4)	(692)
Ultimate Software Group Inc.	(1)	(200)
ViaSat Inc.	(24)	(1,699)
Visa Inc.	(22)	(1,661)
Yelp Inc.	(34)	(1,035)
Zebra Technologies Corp. - Class A	(25)	(1,273)
		(26,077)
Materials
Allegheny Technologies Inc.	(66)	(842)
CF Industries Holdings Inc.	(56)	(1,352)
Compass Minerals International Inc.	(6)	(423)
Franco-Nevada Corp.	(26)	(1,970)
Martin Marietta Materials Inc.	(2)	(403)
Platform Specialty Products Corp.	(139)	(1,237)
Silver Wheaton Corp.	(87)	(2,046)
United States Steel Corp.	(8)	(132)
WestRock Co.	(7)	(284)
		(8,689)
Telecommunication Services
Level 3 Communications Inc.	(6)	(314)
T-Mobile US Inc.	(2)	(95)
		(409)
Utilities
Dominion Resources Inc.	(16)	(1,262)
Southern Co.	(5)	(268)
		(1,530)
Total Equity Securities - Short		$(116,876)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

Counterparty	Reference Obligation	Expiration Date	Notional Amount(1)		Unrealized Appreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Republic of Columbia Treasury Bond, 7.50%, 08/26/2026	07/13/2016	COP	8,067,900	$69
DUB	Republic of Columbia Treasury Bond, 7.75%, 09/18/2030	07/13/2016	COP	6,591,859	86
					$155

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

(9)Termination date generally reflects the expected completion date for the event driven investment opportunity.  The total return equity swap agreements expire 365 days after the effective date and are rolled over until the termination date.  Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

*Swap agreement fair valued in good faith in accordance with the procedures approved by the Trust’s Board and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/BlackRock Global Allocation Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Capital Guardian Global Balanced Fund	JNL Multi- Manager Alternative Fund	JNL/Red Rocks Listed Private Equity Fund
Argentina	1.0%	—%	0.2%	0.3%	—%
Australia	2.0	0.6	1.9	1.0	—
Barbados	—	—	—	—	—
Belgium	0.3	—	0.4	0.8	4.5
Bermuda	0.1	0.9	0.2	0.4	1.1
Brazil	0.5	—	2.8	0.5	—
Canada	2.0	1.9	2.7	2.6	10.9
Cayman Islands	—	—	—	0.3	—
Chile	—	—	—	—	—
China	0.7	0.5	2.1	0.7	—
Colombia	—	—	0.3	0.4	—
Costa Rica	—	—	—	—	—
Denmark	0.1	—	1.9	0.3	3.4
Dominica	—	—	—	—	—
Dominican Republic	—	—	0.1	—	—
Finland	0.1	—	0.3	—	—
France	3.5	5.0	2.9	1.9	7.7
Germany	2.0	6.7	2.5	0.8	9.4
Greece	—	—	—	0.1	—
Guatemala	—	—	—	—	—
Honduras	—	—	0.1	—	—
Hong Kong	0.4	1.1	2.5	—	—
Hungary	1.0	—	1.0	—	—
India	0.5	0.9	1.4	—	—
Indonesia	0.3	—	0.6	—	—
Ireland	0.3	1.5	1.3	0.6	—
Israel	0.7	—	0.4	—	—
Italy	1.7	—	1.2	1.3	—
Jamaica	—	—	—	0.3	—
Japan	9.9	7.0	9.5	0.7	—
Lithuania	—	—	0.1	—	—
Luxembourg	0.1	—	0.1	1.1	—
Macau	—	—	0.5	—	—
Malaysia	—	—	0.8	—	—
Mexico	1.6	—	3.2	1.8	—
Morocco	—	—	0.1	—	—
Netherlands	2.2	2.2	2.4	1.4	—
New Zealand	0.5	—	—	—	—
Norway	0.1	—	0.1	0.1	—
Panama	—	—	—	—	—
Paraguay	—	—	—	—	—
Peru	—	—	0.1	—	—
Poland	0.6	—	1.6	0.4	—
Portugal	0.1	—	0.5	—	—
Russian Federation	—	0.4	0.7	0.8	—
Senegal	—	—	0.1	—	—
Singapore	1.1	—	0.2	—	—
Slovenia	—	—	0.3	—	—
South Africa	—	—	1.4	0.7	3.2
South Korea	0.7	3.3	0.8	—	—
Spain	0.8	—	0.6	0.7	—
Sweden	0.4	—	0.8	—	6.2
Switzerland	1.4	2.4	3.6	1.5	3.9
Taiwan	0.2	1.2	1.7	—	—
Turkey	0.2	—	0.3	—	—
United Arab Emirates	0.1	—	0.6	—	—
United Kingdom	5.4	6.2	5.2	3.0	26.9
United States	57.4	58.2	37.9	75.5	22.8
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2016

	JNL/AB Dynamic Asset Allocation Fund(h)	JNL/AQR Managed Futures Strategy Fund(h)	JNL/BlackRock Global Allocation Fund(h)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Assets
Investments - unaffiliated, at value (a) (d)	$30,857	$594,301	$3,772,630	$2,438,254	$837,312	$689,447	$853,323
Investments - affiliated, at value (b)	6,585	121,277	116,790	114,063	81,355	31,922	52,886
Total investments, at value (c)	37,442	715,578	3,889,420	2,552,317	918,667	721,369	906,209
Cash	861	—	27,860	—	11	22,841	588
Cash set aside at prime broker	—	—	11,571	—	—	289,428	—
Foreign currency (e)	11	620	1,840	—	48	395	27
Receivable for investments sold	—	—	11,205	881	—	25	8,154
Receivable for fund shares sold	10	1,848	1,629	631	974	69	2,006
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	20	77	11,763	268	1,083	1,548	3,807
Receivable for variation margin on financial derivative instruments	11	7,266	588	—	—	—	—
Receivable for deposits with brokers and counterparties	69	35,594	6,494	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	112	28,479	11,424	—	—	—	—
Unrealized appreciation on OTC swap agreements	20	619	473	—	—	1,014	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	2	13	10	—	2	2
Total assets	38,557	790,083	3,974,280	2,554,107	920,783	1,036,691	920,793
Liabilities
Cash overdraft	—	4,967	—	—	—	—	—
Payable for advisory fees	21	565	2,160	1,193	448	702	552
Payable for administrative fees	4	91	442	207	106	88	103
Payable for 12b-1 fee (Class A)	2	41	200	135	47	39	46
Payable for investment securities purchased	228	56	111,638	39,939	—	14,683	7,452
Payable for fund shares redeemed	1	137	1,808	2,142	522	96	628
Payable for dividends on securities sold short	—	—	10	—	—	203	—
Payable for interest expense and brokerage charges	—	—	—	—	—	157	—
Payable for trustee fees	—	21	56	77	52	4	15
Payable for other expenses	—	1	20	5	16	2	2
Payable for variation margin on financial derivative instruments	24	4,177	65	—	—	—	—
Payable for deposits with counterparties	—	3,370	6,630	—	—	—	—
Deferred foreign capital gains tax liability	—	—	48	—	—	—	—
Investment in securities sold short, at value (f)	—	—	11,571	—	—	299,064	—
Options written, at value (g)	1	—	13,185	—	—	3,518	—
Unrealized depreciation on forward foreign currency contracts	97	17,982	18,254	—	—	20	17
Unrealized depreciation on OTC swap agreements	8	2,169	3,447	—	—	1,088	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	3,561	—	103,603	6,514	34,755	3,956	43,017
Total liabilities	3,947	33,577	273,137	50,212	35,946	323,620	51,832
Net assets	$34,610	$756,506	$3,701,143	$2,503,895	$884,837	$713,071	$868,961
Net assets consist of:
Paid-in capital	$35,271	$765,760	$3,708,299	$2,280,008	$985,254	$688,514	$899,586
Undistributed (excess of distributions over) net investment income (loss)	199	(44,412)	32,300	122	11,075	3,787	34,432
Accumulated net realized gain (loss)	(844)	3,603	(8,198)	16,921	(55,291)	(5,790)	(144,241)
Net unrealized appreciation (depreciation) on investments and foreign currency	(16)	31,555	(31,258)	206,844	(56,201)	26,560	79,184
	$34,610	$756,506	$3,701,143	$2,503,895	$884,837	$713,071	$868,961
Class A
Net assets	$34,610	$756,337	$3,700,844	$2,502,542	$884,108	$713,071	$868,697
Shares outstanding (no par value), unlimited shares authorized	3,462	76,521	330,565	92,519	105,124	68,341	63,268
Net asset value per share	$10.00	$9.88	$11.20	$27.05	$8.41	$10.43	$13.73
Class B
Net assets	N/A	$169	$299	$1,353	$729	N/A	$264
Shares outstanding (no par value), unlimited shares authorized	N/A	17	26	48	86	N/A	19
Net asset value per share	N/A	$9.93	$11.29	$27.92	$8.49	N/A	$13.81

(a)	Investments - unaffiliated, at cost	$31,027	$594,165	$3,793,175	$2,231,410	$893,513	$651,023	$774,026
(b)	Investments - affiliated, at cost	6,585	121,277	117,938	114,063	81,355	31,922	52,886
(c)	Total investments, at cost	$37,612	$715,442	$3,911,113	$2,345,473	$974,868	$682,945	$826,912
(d)	Including value of securities on loan	$3,534	$—	$106,793	$64,165	$52,532	$8,341	$63,992
(e)	Foreign currency, at cost	11	572	1,841	—	48	395	27
(f)	Proceeds from securities sold short	—	—	11,881	—	—	289,428	—
(g)	Premiums from options written	17	—	13,631	—	—	1,384	—
(h)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund
Assets
Investments - unaffiliated, at value (a) (d)	$443,146	$722,497	$382,806	$803,491	$140,213	$677,921	$2,019,682
Investments - affiliated, at value (b)	31,539	28,223	45,046	4,941	496	36,634	38,699
Total investments, at value (c)	474,685	750,720	427,852	808,432	140,709	714,555	2,058,381
Cash	72	—	5,012	159	—	5,635	1,506
Cash set aside at prime broker	—	—	—	—	—	—	75,751
Foreign currency (e)	158	290	—	—	—	—	63
Receivable for investments sold	9,128	3,296	2,722	1,385	—	869	14,888
Receivable for fund shares sold	244	334	2,345	610	91	65	1,646
Receivable from adviser	9	—	—	48	—	—	8
Receivable for dividends and interest	2,234	2,412	3,750	692	1,400	3,264	8,230
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,322	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	15,909	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	3	—	2	—	1	6
Total assets	487,853	757,055	441,681	811,328	142,200	740,298	2,160,479
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	243	401	186	364	76	422	1,392
Payable for administrative fees	56	94	44	63	14	86	249
Payable for 12b-1 fee (Class A)	25	41	20	42	7	38	110
Payable for investment securities purchased	13,232	—	27,516	3,053	304	12,070	37,152
Payable for fund shares redeemed	201	1,501	41	482	93	178	813
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	62
Payable for trustee fees	19	33	1	16	—	1	62
Payable for other expenses	9	16	1	3	—	—	7
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	5,007	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—	—	83,435
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	894	13	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	51	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	12,275	8,281	50,761	26,551	17,178	—	19,102
Total liabilities	26,954	10,380	78,570	30,574	17,672	17,853	142,384
Net assets	$460,899	$746,675	$363,111	$780,754	$124,528	$722,445	$2,018,095
Net assets consist of:
Paid-in capital	$418,514	$1,013,667	$362,014	$642,697	$121,723	$683,630	$2,095,039
Undistributed (excess of distributions over) net investment income (loss)	3,851	21,779	1,652	12,913	861	3,426	20,648
Accumulated net realized gain (loss)	31,392	(231,959)	218	28,610	83	17,742	12,593
Net unrealized appreciation (depreciation) on investments and foreign currency	7,142	(56,812)	(773)	96,534	1,861	17,647	(110,185)
	$460,899	$746,675	$363,111	$780,754	$124,528	$722,445	$2,018,095
Class A
Net assets	$460,420	$746,007	$363,111	$780,463	$124,528	$722,445	$2,017,464
Shares outstanding (no par value), unlimited shares authorized	42,916	57,735	36,209	70,873	12,172	61,654	179,980
Net asset value per share	$10.73	$12.92	$10.03	$11.01	$10.23	$11.72	$11.21
Class B
Net assets	$479	$668	N/A	$291	N/A	N/A	$631
Shares outstanding (no par value), unlimited shares authorized	43	50	N/A	25	N/A	N/A	56
Net asset value per share	$11.04	$13.25	N/A	$11.61	N/A	N/A	$11.27

(a) Investments - unaffiliated, at cost	$436,420	$779,219	$383,579	$706,957	$138,352	$676,132	$2,121,942
(b) Investments - affiliated, at cost	31,539	28,223	45,046	4,941	496	36,634	38,699
(c) Total investments, at cost	$467,959	$807,442	$428,625	$711,898	$138,848	$712,766	$2,160,641
(d) Including value of securities on loan	$16,372	$7,732	$49,925	$55,839	$16,881	$—	$51,914
(e) Foreign currency, at cost	158	291	—	—	—	—	63
(f) Proceeds from securities sold short	—	—	—	—	—	—	75,571
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Assets
Investments - unaffiliated, at value (a) (d)	$875,166	$1,356,811	$2,078,871	$495,003	$1,043,171	$1,196,039	$315,830
Investments - affiliated, at value (b)	39,066	289,775	354,228	48,898	91,610	64,121	—
Total investments, at value (c)	914,232	1,646,586	2,433,099	543,901	1,134,781	1,260,160	315,830
Cash	5	1,678	6,843	1,985	131	2,287	5,477
Foreign currency (e)	—	2,015	—	55	1,796	15	774
Receivable for investments sold	2	2,738	3,700	3,052	4,276	228,161	2,407
Receivable for fund shares sold	117	202	810	386	370	967	211
Receivable from adviser	—	41	—	—	—	10	—
Receivable for dividends and interest	1,807	22,614	17,648	1,546	3,385	6,985	6,692
Receivable for variation margin on financial derivative instruments	—	452	—	—	—	956	85
Receivable for deposits with brokers and counterparties	—	69,883	—	—	—	14,789	10,918
Unrealized appreciation on forward foreign currency contracts	—	24,714	—	—	6,705	6,087	4,397
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	184	4,049
OTC swap premiums paid	—	—	—	—	—	134	274
Other assets	3	5	6	2	3	4	1
Total assets	916,166	1,770,928	2,462,106	550,927	1,151,447	1,520,739	351,115
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	486	964	1,167	420	661	547	195
Payable for administrative fees	111	196	187	66	92	98	40
Payable for 12b-1 fee (Class A)	48	88	125	29	60	65	18
Payable for investment securities purchased	588	42,900	3,465	509	6,813	247,418	2,179
Payable for fund shares redeemed	901	622	1,683	231	1,397	852	422
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	32	31	68	12	35	48	24
Payable for other expenses	10	21	6	8	2	8	1
Payable for variation margin on financial derivative instruments	—	12	—	—	—	742	18
Payable for deposits with counterparties	—	410	—	—	—	—	260
Deferred foreign capital gains tax liability	133	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	45,358	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	72,301	—	2	910	5,924	3,794
Unrealized depreciation on OTC swap agreements	—	27,802	—	—	—	296	5,777
OTC swap premiums received	—	—	—	—	—	80	167
Payable upon return of securities loaned	29,036	114	148,799	35,992	17,665	16,089	6,353
Total liabilities	31,345	145,461	155,500	37,269	27,635	317,525	19,248
Net assets	$884,821	$1,625,467	$2,306,606	$513,658	$1,123,812	$1,203,214	$331,867
Net assets consist of:
Paid-in capital	$866,949	$1,920,641	$2,274,705	$527,586	$920,807	$1,143,610	$434,269
Undistributed (excess of distributions over) net investment income (loss)	30,973	9,826	157,620	10,985	35,853	41,411	9,067
Accumulated net realized gain (loss)	44,026	(143,067)	(132,433)	5,753	99,092	(13,289)	(74,326)
Net unrealized appreciation (depreciation) on investments and foreign currency	(57,127)	(161,936)	6,714	(30,666)	68,060	31,482	(37,143)
	$884,821	$1,625,467	$2,306,606	$513,658	$1,123,812	$1,203,214	$331,867
Class A
Net assets	$884,397	$1,625,279	$2,306,055	$513,383	$1,123,309	$1,202,780	$331,677
Shares outstanding (no par value), unlimited shares authorized	90,402	165,490	209,291	58,586	100,485	99,439	32,161
Net asset value per share	$9.78	$9.82	$11.02	$8.76	$11.18	$12.10	$10.31
Class B
Net assets	$424	$188	$551	$275	$503	$434	$190
Shares outstanding (no par value), unlimited shares authorized	43	19	52	31	45	35	18
Net asset value per share	$9.83	$9.87	$10.60	$8.85	$11.29	$12.31	$10.42

(a) Investments - unaffiliated, at cost	$932,120	$1,422,350	$2,072,133	$525,601	$980,863	$1,164,469	$352,061
(b) Investments - affiliated, at cost	39,066	289,775	354,228	48,898	91,610	64,121	—
(c) Total investments, at cost	$971,186	$1,712,125	$2,426,361	$574,499	$1,072,473	$1,228,590	$352,061
(d) Including value of securities on loan	$30,367	$112	$163,739	$36,533	$17,555	$15,769	$6,266
(e) Foreign currency, at cost	—	2,039	—	55	1,792	15	768
(f) Proceeds from forward sales commitments	—	—	—	—	—	45,143	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,081,667	$460,783	$68,744	$434,275	$1,956,251	$1,182,951	$547,906
Investments - affiliated, at value (b)	47,221	21,423	2,406	21,679	25,073	70,772	23,774
Total investments, at value (c)	1,128,888	482,206	71,150	455,954	1,981,324	1,253,723	571,680
Cash	737	1,935	—	1,591	1,528	93	139
Cash set aside at prime broker	—	26,645	—	—	—	—	—
Foreign currency (e)	—	—	—	3,382	2,035	2,426	1
Receivable for investments sold	11,984	11,758	11,307	626	11,632	1,506	—
Receivable for fund shares sold	764	114	157	91	997	1,029	190
Receivable from adviser	13	—	—	18	2	2	2
Receivable for dividends and interest	2,413	506	130	1,499	6,502	3,763	918
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	5	—	2	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	3	1	—	1	5	4	1
Total assets	1,144,802	523,165	82,749	463,162	2,004,027	1,262,546	572,931
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	648	229	61	318	1,090	651	315
Payable for administrative fees	92	44	10	53	233	156	47
Payable for 12b-1 fee (Class A)	60	19	5	23	104	68	31
Payable for investment securities purchased	9,784	22,141	—	4,196	12,322	3,400	4,674
Payable for fund shares redeemed	1,415	519	11,298	240	1,471	2,434	291
Payable for dividends on securities sold short	—	125	—	—	—	—	—
Payable for interest expense and brokerage charges	—	93	—	—	—	—	—
Payable for trustee fees	34	8	1	18	46	41	16
Payable for other expenses	2	1	—	27	4	2	1
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	123,660	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	31	—	2	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	16,875	26,645	1,150	21,679	44,728	9,187	8,461
Total liabilities	28,910	173,484	12,556	26,554	60,000	15,939	13,836
Net assets	$1,115,892	$349,681	$70,193	$436,608	$1,944,027	$1,246,607	$559,095
Net assets consist of:
Paid-in capital	$1,139,710	$334,632	$81,114	$450,073	$1,719,403	$1,205,245	$551,594
Undistributed (excess of distributions over) net investment income (loss)	7,506	2,531	1,676	6,948	54,383	33,844	4,091
Accumulated net realized gain (loss)	(99,400)	(11,267)	(6,969)	(20,218)	69,030	12,197	9,836
Net unrealized appreciation (depreciation) on investments and foreign currency	68,076	23,785	(5,628)	(195)	101,211	(4,679)	(6,426)
	$1,115,892	$349,681	$70,193	$436,608	$1,944,027	$1,246,607	$559,095
Class A
Net assets	$1,105,256	$349,546	$70,193	$436,225	$1,943,036	$1,246,000	$558,899
Shares outstanding (no par value), unlimited shares authorized	111,487	32,681	8,501	59,923	185,295	102,939	38,186
Net asset value per share	$9.91	$10.70	$8.26	$7.28	$10.49	$12.10	$14.64
Class B
Net assets	$10,636	$135	N/A	$383	$991	$607	$196
Shares outstanding (no par value), unlimited shares authorized	1,068	12	N/A	52	93	48	13
Net asset value per share	$9.96	$10.84	N/A	$7.34	$10.64	$12.74	$14.82

(a) Investments - unaffiliated, at cost	$1,013,760	$429,792	$74,347	$434,461	$1,856,181	$1,187,519	$554,318
(b) Investments - affiliated, at cost	47,221	21,423	2,406	21,679	25,073	70,772	23,774
(c) Total investments, at cost	$1,060,981	$451,215	$76,753	$456,140	$1,881,254	$1,258,291	$578,092
(d) Including value of securities on loan	$19,385	$26,211	$1,079	$23,829	$52,094	$9,244	$10,995
(e) Foreign currency, at cost	—	—	—	3,382	2,031	2,449	1
(f) Proceeds from securities sold short	—	116,453	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,382,562	$1,668,282	$1,650,219	$866,042	$838,691	$424,882	$231,359
Investments - affiliated, at value (b)	23,696	21,247	104,576	24,043	22,249	—	—
Total investments, at value (c)	1,406,258	1,689,529	1,754,795	890,085	860,940	424,882	231,359
Cash	5,872	176	1	264	268	—	—
Foreign currency (e)	—	—	—	234	3,938	—	—
Receivable for investments sold	24,720	8,211	3	481	173	376	22
Receivable for fund shares sold	727	488	959	335	1,028	199	74
Receivable from adviser	12	—	—	8	3	—	—
Receivable for dividends and interest	820	246	6,392	4,695	4,910	3,625	534
Receivable for variation margin on financial derivative instruments	—	—	—	—	121	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	1	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	4	5	5	2	9	2	1
Total assets	1,438,413	1,698,655	1,762,155	896,104	871,390	429,085	231,990
Liabilities
Cash overdraft	—	—	—	—	—	1,319	6
Foreign currency overdraft (e)	—	—	—	—	—	432	10
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	901	837	527	618	253	104	54
Payable for administrative fees	111	134	139	106	100	53	26
Payable for 12b-1 fee (Class A)	73	87	93	47	45	22	12
Payable for investment securities purchased	1,804	1,637	7,026	17	1,284	1	—
Payable for fund shares redeemed	7,500	2,024	2,101	882	1,053	494	615
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	19	32	54	50	28	5	4
Payable for other expenses	2	4	4	20	108	1	—
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	83	122	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	87,565	96,500	11,401	6,775	19,522	22,079	17,448
Total liabilities	97,975	101,255	21,345	8,598	22,515	24,510	18,175
Net assets	$1,340,438	$1,597,400	$1,740,810	$887,506	$848,875	$404,575	$213,815
Net assets consist of:
Paid-in capital	$1,202,177	$1,423,452	$1,609,205	$1,122,344	$1,016,703	$473,429	$213,730
Undistributed (excess of distributions over) net investment income (loss)	(877)	1,588	46,392	27,225	23,319	23,080	7,071
Accumulated net realized gain (loss)	53,298	145,251	(3,203)	(178,014)	(84,401)	(64,657)	(680)
Net unrealized appreciation (depreciation) on investments and foreign currency	85,840	27,109	88,416	(84,049)	(106,746)	(27,277)	(6,306)
	$1,340,438	$1,597,400	$1,740,810	$887,506	$848,875	$404,575	$213,815
Class A
Net assets	$1,339,751	$1,597,170	$1,739,598	$887,028	$848,820	$404,555	$213,745
Shares outstanding (no par value), unlimited shares authorized	69,885	56,039	126,270	101,877	98,756	35,467	15,848
Net asset value per share	$19.17	$28.50	$13.78	$8.71	$8.60	$11.41	$13.49
Class B
Net assets	$687	$230	$1,212	$478	$55	$20	$70
Shares outstanding (no par value), unlimited shares authorized	35	8	84	55	6	2	5
Net asset value per share	$19.77	$29.03	$14.46	$8.75	$8.63	$11.51	$13.62

(a)	Investments - unaffiliated, at cost	$1,296,924	$1,641,173	$1,561,803	$949,998	$944,964	$452,073	$237,674
(b)	Investments - affiliated, at cost	23,696	21,247	104,576	24,043	22,249	—	—
(c)	Total investments, at cost	$1,320,620	$1,662,420	$1,666,379	$974,041	$967,213	$452,073	$237,674
(d)	Including value of securities on loan	$123,741	$113,070	$11,156	$15,816	$20,451	$27,319	$16,539
(e)	Foreign currency (overdraft), at cost	—	—	—	234	4,457	(432)	(10)
(f)	Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g)	Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$5,621,951	$2,281,140	$1,782,595	$2,075,701	$1,187,876	$80,042	$231,728
Investments - affiliated, at value (b)	268,214	127,086	137,758	141,904	81,588	1,628	7,002
Total investments, at value (c)	5,890,165	2,408,226	1,920,353	2,217,605	1,269,464	81,670	238,730
Cash	2,933	—	—	1,182	4	—	3,364
Foreign currency (e)	—	—	—	2,714	—	—	—
Receivable for investments sold	—	27,584	19,154	421	26,074	—	979
Receivable for fund shares sold	2,877	3,913	1,349	1,036	1,137	366	279
Receivable from adviser	46	—	—	—	—	—	4
Receivable for dividends and interest	6,253	2,385	1,690	7,720	6,740	144	61
Receivable for variation margin on financial derivative instruments	1,801	608	168	605	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	269	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	17	1	5	7	4	—	1
Total assets	5,904,092	2,442,717	1,942,719	2,231,559	1,303,423	82,180	243,418
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	1,053	459	365	458	256	20	132
Payable for administrative fees	435	187	147	269	97	9	26
Payable for 12b-1 fee (Class A)	303	124	96	116	64	4	12
Payable for investment securities purchased	4,888	27,996	19,253	—	91,069	1,911	—
Payable for fund shares redeemed	5,090	1,141	1,093	760	1,199	15	870
Payable for interest on forward sales commitments	—	—	—	—	9	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	115	51	68	72	55	1	3
Payable for other expenses	541	218	216	236	2	3	1
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	3,569	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,270	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	225,246	98,039	129,507	95,791	14,731	338	30,543
Total liabilities	237,671	128,215	150,745	98,972	111,051	2,301	31,587
Net assets	$5,666,421	$2,314,502	$1,791,974	$2,132,587	$1,192,372	$79,879	$211,831
Net assets consist of:
Paid-in capital	$4,401,272	$1,927,040	$1,560,540	$2,156,440	$1,126,157	$66,477	$229,978
Undistributed (excess of distributions over) net investment income (loss)	48,510	16,451	16,838	40,508	19,672	2,204	(190)
Accumulated net realized gain (loss)	75,192	93,800	41,712	(51,139)	1,341	1,190	(14,661)
Net unrealized appreciation (depreciation) on investments and foreign currency	1,141,447	277,211	172,884	(13,222)	45,202	10,008	(3,296)
	$5,666,421	$2,314,502	$1,791,974	$2,132,587	$1,192,372	$79,879	$211,831
Class A
Net assets	$5,661,484	$2,312,998	$1,790,600	$2,131,091	$1,190,923	$79,879	$211,818
Shares outstanding (no par value), unlimited shares authorized	325,684	126,274	114,972	173,219	98,587	5,901	18,994
Net asset value per share	$17.38	$18.32	$15.57	$12.30	$12.08	$13.54	$11.15
Class B
Net assets	$4,937	$1,504	$1,374	$1,496	$1,449	N/A	$13
Shares outstanding (no par value), unlimited shares authorized	278	81	87	117	116	N/A	1
Net asset value per share	$17.74	$18.61	$15.82	$12.76	$12.49	N/A	$11.24

(a) Investments - unaffiliated, at cost	$4,482,557	$2,006,447	$1,611,001	$2,089,601	$1,142,654	$70,034	$235,024
(b) Investments - affiliated, at cost	266,188	127,086	137,758	140,483	81,588	1,628	7,002
(c) Total investments, at cost	$4,748,745	$2,133,533	$1,748,759	$2,230,084	$1,224,242	$71,662	$242,026
(d) Including value of securities on loan	$236,319	$153,475	$157,879	$91,343	$56,239	$1,192	$39,413
(e) Foreign currency, at cost	—	—	—	2,720	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	3,549	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL Multi- Manager Alternative Fund	JNL Multi- Manager Small Cap Growth Fund	JNL Multi- Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Assets
Investments - unaffiliated, at value (a) (d)	$519,294	$1,117,913	$1,013,691	$795,651	$265,896	$1,768,092	$2,278,177
Investments - affiliated, at value (b)	173,091	190,095	110,154	11,208	22,892	84,919	6,930
Total investments, at value (c)	692,385	1,308,008	1,123,845	806,859	288,788	1,853,011	2,285,107
Cash	—	1	1,421	5,803	275	187	2,394
Cash set aside at prime broker	59,404	—	—	—	—	—	—
Foreign currency (e)	6,439	—	—	436	1,197	944	1,785
Receivable for investments sold	26,572	23,968	9,751	26,361	1,164	1,091	117,891
Receivable for fund shares sold	31	255	202	581	170	370	1,255
Receivable for treasury roll transactions	—	—	—	—	—	—	874,684
Receivable from adviser	238	—	—	—	—	12	—
Receivable for dividends and interest	8,721	436	1,410	3,715	222	2,138	8,384
Receivable for variation margin on financial derivative instruments	478	—	—	215	—	—	1,039
Receivable for deposits with brokers and counterparties	33,021	—	—	791	—	—	1,928
Unrealized appreciation on forward foreign currency contracts	3,504	—	—	—	—	—	7,451
Unrealized appreciation on OTC swap agreements	3,283	—	—	—	—	—	6,609
OTC swap premiums paid	64	—	—	—	—	—	484
Other assets	6	5	4	2	1	7	4
Total assets	834,146	1,332,673	1,136,633	844,763	291,817	1,857,760	3,309,015
Liabilities
Cash overdraft	1,446	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	105,914
Payable for advisory fees	1,042	644	665	301	236	929	648
Payable for administrative fees	118	94	85	76	32	226	133
Payable for 12b-1 fee (Class A)	40	61	56	34	14	98	88
Payable for investment securities purchased and settled derivative transactions	20,991	21,947	10,872	144,702	2,106	1	208,594
Payable for fund shares redeemed	53	699	823	1,367	29	3,128	1,344
Payable for treasury roll transactions	—	—	—	—	—	—	1,296,839
Payable for dividends on securities sold short	142	—	—	—	—	—	—
Payable for interest expense and brokerage charges	63	—	—	—	—	—	82
Payable for trustee fees	4	39	26	9	1	56	86
Payable for other expenses	3	3	3	1	2	21	15
Payable for variation margin on financial derivative instruments	231	—	—	411	—	—	266
Payable for deposits from counterparties	560	—	—	—	—	—	12,774
Deferred foreign capital gains tax liability	—	—	—	—	737	400	—
Investment in securities sold short, at value (f)	62,288	—	—	—	—	—	—
Options written, at value (g)	912	—	—	—	—	—	4,131
Unrealized depreciation on forward foreign currency contracts	1,138	—	—	—	—	—	21,567
Unrealized depreciation on OTC swap agreements	10,049	—	—	—	—	—	11,839
OTC swap premiums received	59	—	—	—	—	—	360
Payable upon return of securities loaned	12,740	176,661	83,935	74,941	21,196	50,766	6,930
Total liabilities	111,879	200,148	96,465	221,842	24,353	55,625	1,671,610
Net assets	$722,267	$1,132,525	$1,040,168	$622,921	$267,464	$1,802,135	$1,637,405
Net assets consist of:
Paid-in capital	$757,569	$1,035,546	$925,112	$604,616	$271,954	$1,684,846	$1,887,199
Undistributed (excess of distributions over) net investment income (loss)	3,173	(948)	11,066	31,034	493	25,409	(18,499)
Accumulated net realized gain (loss)	(26,674)	66,326	63,587	(11,056)	(15,570)	52,815	(214,301)
Net unrealized appreciation (depreciation) on investments and foreign currency	(11,801)	31,601	40,403	(1,673)	10,587	39,065	(16,994)
	$722,267	$1,132,525	$1,040,168	$622,921	$267,464	$1,802,135	$1,637,405
Class A
Net assets	$722,267	$1,131,708	$1,039,737	$622,891	$267,464	$1,800,754	$1,636,663
Shares outstanding (no par value), unlimited shares authorized	76,534	53,654	78,952	56,918	30,838	137,130	158,212
Net asset value per share	$9.44	$21.09	$13.17	$10.94	$8.67	$13.13	$10.34
Class B
Net assets	N/A	$817	$431	$30	N/A	$1,381	$742
Shares outstanding (no par value), unlimited shares authorized	N/A	37	33	3	N/A	103	71
Net asset value per share	N/A	$21.87	$13.18	$11.02	N/A	$13.34	$10.45

(a) Investments - unaffiliated, at cost	$520,684	$1,086,333	$973,466	$795,901	$254,235	$1,728,591	$2,256,374
(b) Investments - affiliated, at cost	173,091	190,095	110,154	11,208	22,892	84,919	6,930
(c) Total investments, at cost	$693,775	$1,276,428	$1,083,620	$807,109	$277,127	$1,813,510	$2,263,304
(d) Including value of securities on loan	$12,608	$205,990	$101,883	$73,767	$26,710	$74,124	$6,797
(e) Foreign currency, at cost	6,743	—	—	445	1,534	951	1,754
(f) Proceeds from securities sold short	59,404	—	—	—	—	—	—
(g) Premiums from options written	925	—	—	—	—	—	5,342

See accompanying Notes to Financial Statements.

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund
Assets
Investments - unaffiliated, at value (a) (d)	$5,583,830	$1,220,777	$2,483,180	$515,990	$510,304	$1,046,702	$166,325
Investments - affiliated, at value (b)	13,006	72,179	36,350	14,507	6,263	59,007	804
Total investments, at value (c)	5,596,836	1,292,956	2,519,530	530,497	516,567	1,105,709	167,129
Cash	19,540	10,890	8,346	61	107	544	22
Foreign currency (e)	10,701	—	—	—	—	968	—
Receivable for investments sold	922,719	20,694	80,789	—	—	48,649	—
Receivable for fund shares sold	2,285	1,128	3,905	785	1,934	2,242	83
Receivable from adviser	52	—	—	27	27	—	—
Receivable for dividends and interest	26,512	4,037	31,873	803	492	6,263	308
Receivable for variation margin on financial derivative instruments	6,940	8	168	—	—	145	—
Receivable for deposits with brokers and counterparties	2,302	180	1,721	—	—	1,622	—
Unrealized appreciation on forward foreign currency contracts	45,250	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	3,050	—	—	—	—	—	—
OTC swap premiums paid	226	—	—	—	—	—	—
Other assets	13	71	7	1	1	3	1
Total assets	6,636,426	1,329,964	2,646,339	532,174	519,128	1,166,145	167,543
Liabilities
Payable for reverse repurchase agreements	41,235	—	—	—	—	—	—
Payable for advisory fees	1,711	659	833	297	293	413	74
Payable for administrative fees	335	159	192	38	39	82	13
Payable for 12b-1 fee (Class A)	226	70	127	27	26	56	9
Payable for investment securities purchased	2,263,558	44,474	67,027	11,374	4,083	90,265	—
Payable for fund shares redeemed	3,033	1,277	4,130	287	879	456	185
Payable for treasury roll transactions	29,664	—	—	—	—	—	—
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	1	—	—	—	—	—	—
Payable for trustee fees	174	26	70	7	6	17	9
Payable for other expenses	159	113	5	2	1	3	—
Payable for variation margin on financial derivative instruments	2,229	5	12	—	—	115	—
Payable for deposits from counterparties	29,389	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	4,280	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	44,674	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	769	—	—	—	—	—	—
OTC swap premiums received	8,942	—	—	—	—	—	—
Payable upon return of securities loaned	13,006	—	253,508	19,916	29,518	34,336	4,285
Total liabilities	2,443,385	46,783	325,904	31,948	34,845	125,743	4,575
Net assets	$4,193,041	$1,283,181	$2,320,435	$500,226	$484,283	$1,040,402	$162,968
Net assets consist of:
Paid-in capital	$4,180,091	$1,298,359	$2,572,038	$456,970	$489,937	$985,725	$203,944
Undistributed (excess of distributions over) net investment income (loss)	20,878	81,674	75,862	4,952	1,634	48,817	4,777
Accumulated net realized gain (loss)	(131,437)	(42,616)	(245,653)	25,789	(19,128)	(20,964)	(54,457)
Net unrealized appreciation (depreciation) on investments and foreign currency	123,509	(54,236)	(81,812)	12,515	11,840	26,824	8,704
	$4,193,041	$1,283,181	$2,320,435	$500,226	$484,283	$1,040,402	$162,968
Class A
Net assets	$4,174,021	$1,283,181	$2,309,420	$500,167	$484,205	$1,040,402	$162,901
Shares outstanding (no par value), unlimited shares authorized	332,563	121,917	184,238	37,628	43,644	85,812	8,898
Net asset value per share	$12.55	$10.53	$12.53	$13.29	$11.09	$12.12	$18.31
Class B
Net assets	$19,020	N/A	$11,015	$59	$78	N/A	$67
Shares outstanding (no par value), unlimited shares authorized	1,410	N/A	764	4	7	N/A	4
Net asset value per share	$13.49	N/A	$14.42	$13.38	$11.37	N/A	$18.44

(a) Investments - unaffiliated, at cost	$5,437,863	$1,274,593	$2,563,028	$503,475	$498,464	$1,016,812	$157,621
(b) Investments - affiliated, at cost	13,006	72,179	36,350	14,507	6,263	59,007	804
(c) Total investments, at cost	$5,450,869	$1,346,772	$2,599,378	$517,982	$504,727	$1,075,819	$158,425
(d) Including value of securities on loan	$12,757	$—	$385,170	$29,339	$36,941	$53,967	$4,231
(e) Foreign currency, at cost	10,621	—	—	—	—	981	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	6,159	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Assets
Investments - unaffiliated, at value (a) (d)	$466,583	$2,795,458	$5,041,477	$124,267	$2,541,280	$311,044	$2,213,948
Investments - affiliated, at value (b)	30,450	324,489	224,637	6,611	301,995	15,999	140,693
Total investments, at value (c)	497,033	3,119,947	5,266,114	130,878	2,843,275	327,043	2,354,641
Cash	1,271	—	9,466	—	—	—	—
Foreign currency (e)	252	—	—	33	—	—	—
Receivable for investments sold	4,104	—	—	213	—	—	—
Receivable for fund shares sold	362	8,131	8,787	253	3,584	100	294
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	1,834	529	7,228	475	5,326	475	4,043
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	7	11	—	7	2	7
Total assets	504,857	3,128,614	5,291,606	131,852	2,852,192	327,620	2,358,985
Liabilities
Cash overdraft	—	—	—	—	1,829	—	—
Foreign currency overdraft (e)	—	—	—	—	—	—	—
Payable for reverse repurchase agreements	—	—	—	—	—	—	—
Payable for advisory fees	336	811	1,411	47	746	164	654
Payable for administrative fees	61	226	382	16	207	32	181
Payable for 12b-1 fee (Class A)	27	148	267	7	137	18	120
Payable for investment securities purchased	151	—	—	266	—	—	—
Payable for fund shares redeemed	785	4,450	1,634	119	2,823	273	537
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	23	46	82	1	44	4	33
Payable for other expenses	1	7	9	—	5	1	5
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	5	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	25,780	368,025	306,620	6,488	301,995	15,883	139,408
Total liabilities	27,169	373,713	310,405	6,944	307,786	16,375	140,938
Net assets	$477,688	$2,754,901	$4,981,201	$124,908	$2,544,406	$311,245	$2,218,047
Net assets consist of:
Paid-in capital	$397,731	$2,617,776	$4,129,145	$138,888	$2,841,202	$349,219	$2,269,563
Undistributed (excess of distributions over) net investment income (loss)	5,047	45,536	186,423	6,890	102,353	6,755	65,404
Accumulated net realized gain (loss)	50,289	269,003	193,945	(14,833)	(105,284)	(43,982)	(44,063)
Net unrealized appreciation (depreciation) on investments and foreign currency	24,621	(177,414)	471,688	(6,037)	(293,865)	(747)	(72,857)
	$477,688	$2,754,901	$4,981,201	$124,908	$2,544,406	$311,245	$2,218,047
Class A
Net assets	$477,238	$2,754,516	$4,979,663	$124,908	$2,543,959	$311,233	$2,217,729
Shares outstanding (no par value), unlimited shares authorized	51,074	184,851	313,250	13,740	211,986	29,733	177,448
Net asset value per share	$9.34	$14.90	$15.90	$9.09	$12.00	$10.47	$12.50

Class B
Net assets	$450	$385	$1,538	N/A	$447	$12	$318
Shares outstanding (no par value), unlimited shares authorized	48	26	96	N/A	37	1	25
Net asset value per share	$9.44	$15.00	$16.09	N/A	$12.23	$10.51	$12.62

(a) Investments - unaffiliated, at cost	$441,794	$2,972,872	$4,570,034	$130,298	$2,835,145	$311,810	$2,286,805
(b) Investments - affiliated, at cost	30,450	324,489	224,637	6,611	301,995	15,999	140,693
(c) Total investments, at cost	$472,244	$3,297,361	$4,794,671	$136,909	$3,137,140	$327,809	$2,427,498
(d) Including value of securities on loan	$25,394	$371,288	$324,073	$6,659	$299,383	$28,657	$150,068
(e) Foreign currency, at cost	252	—	—	33	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,021,089	$6,470,190	$3,747,070	$1,737,959	$4,022,907	$305,682	$5,314,053
Investments - affiliated, at value (b)	239,814	72,964	209,845	30,243	93,286	11,172	361,124
Total investments, at value (c)	1,260,903	6,543,154	3,956,915	1,768,202	4,116,193	316,854	5,675,177
Cash	3,526	—	67	2,965	1,728	2,718	—
Cash set aside at prime broker	—	—	—	—	—	79,352	—
Foreign currency (e)	—	—	—	—	—	—	49
Receivable for investments sold	70,319	41,695	8,236	2,832	36,077	8,889	86,361
Receivable for fund shares sold	277	2,446	1,709	1,680	1,102	28	4,245
Receivable from adviser	—	—	—	—	14	—	—
Receivable for dividends and interest	3,386	3,918	1,384	6,892	7,631	437	14,873
Receivable for variation margin on financial derivative instruments	435	—	—	115	—	—	—
Receivable for deposits with brokers and counterparties	8,338	—	—	—	—	34,830	386
Unrealized appreciation on forward foreign currency contracts	1,904	—	—	—	1	1,700	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	2,445	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	3	22	12	6	12	1	15
Total assets	1,349,091	6,591,235	3,968,323	1,782,692	4,162,758	447,254	5,781,106
Liabilities
Cash overdraft	—	5	—	—	—	—	193
Payable for advisory fees	602	2,922	2,145	576	2,000	313	1,887
Payable for administrative fees	141	498	299	143	320	43	419
Payable for 12b-1 fee (Class A)	66	340	197	94	216	19	292
Payable for investment securities purchased	107,949	23,413	14,887	22,378	52,429	6,901	194,366
Payable for fund shares redeemed	90	5,585	2,572	2,266	4,813	16	1,702
Payable for dividends on securities sold short	—	—	—	—	—	145	—
Payable for interest expense and brokerage charges	—	—	—	—	—	37	—
Payable for trustee fees	8	129	87	55	86	1	103
Payable for other expenses	2	14	8	4	8	—	11
Payable for variation margin on financial derivative instruments	641	—	—	3	—	—	40
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	36,572
Investment in securities sold short, at value (g)	—	—	—	—	—	82,737	—
Options written, at value (h)	—	—	—	—	—	11,353	—
Unrealized depreciation on forward foreign currency contracts	521	—	—	—	3	212	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	3,006	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	20,643	222,685	227,483	30,547	71,915	—	101,927
Total liabilities	130,663	255,591	247,678	56,066	131,790	104,783	337,512
Net assets	$1,218,428	$6,335,644	$3,720,645	$1,726,626	$4,030,968	$342,471	$5,443,594
Net assets consist of:
Paid-in capital	$1,200,647	$5,188,611	$2,906,469	$1,729,834	$3,352,168	$349,577	$4,621,767
Undistributed (excess of distributions over) net investment income (loss)	16,411	2,654	(2,636)	29,182	109,256	1,216	126,410
Accumulated net realized gain (loss)	(2,474)	162,141	87,069	(44,879)	331,937	(9,833)	186,069
Net unrealized appreciation (depreciation) on investments and foreign currency	3,844	982,238	729,743	12,489	237,607	1,511	509,348
	$1,218,428	$6,335,644	$3,720,645	$1,726,626	$4,030,968	$342,471	$5,443,594
Class A
Net assets	$1,218,428	$6,267,171	$3,649,611	$1,726,339	$4,030,064	$342,471	$5,442,152
Shares outstanding (no par value), unlimited shares authorized	121,890	193,831	95,035	173,096	255,201	36,050	249,579
Net asset value per share	$10.00	$32.33	$38.40	$9.97	$15.79	$9.50	$21.81
Class B
Net assets	N/A	$68,473	$71,034	$287	$904	N/A	$1,442
Shares outstanding (no par value), unlimited shares authorized	N/A	2,064	1,784	29	55	N/A	64
Net asset value per share	N/A	$33.17	$39.83	$10.08	$16.37	N/A	$22.41

(a) Investments - unaffiliated, at cost	$1,013,833	$5,487,940	$3,017,326	$1,726,076	$3,785,302	$302,525	$4,805,136
(b) Investments - affiliated, at cost	239,814	72,964	209,845	30,243	93,286	11,172	361,124
(c) Total investments, at cost	$1,253,647	$5,560,904	$3,227,171	$1,756,319	$3,878,588	$313,697	$5,166,260
(d) Including value of securities on loan	$20,299	$297,061	$358,027	$29,953	$147,133	$—	$138,502
(e) Foreign currency, at cost	—	—	—	—	—	—	49
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	36,510
(g) Proceeds from securities sold short	—	—	—	—	—	79,352	—
(h) Premiums from options written	—	—	—	—	—	12,162	—

See accompanying Notes to Financial Statements.

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,430,845	$1,629,503
Investments - affiliated, at value (b)	—	52,841
Total investments, at value (c)	1,430,845	1,682,344
Cash	356,706	222
Foreign currency (e)	—	—
Receivable for investments sold	16	10,272
Receivable for fund shares sold	18,088	988
Receivable from adviser	103	—
Receivable for dividends and interest	1,674	2,384
Receivable for variation margin on financial derivative instruments	—	—
Unrealized appreciation on forward foreign currency contracts	—	—
Unrealized appreciation on OTC swap agreements	—	—
OTC swap premiums paid	—	—
Other assets	5	5
Total assets	1,807,437	1,696,215
Liabilities
Cash overdraft	—	—
Foreign currency overdraft (e)	—	—
Payable for reverse repurchase agreements	—	—
Payable for advisory fees	365	640
Payable for administrative fees	141	135
Payable for 12b-1 fee (Class A)	94	87
Payable for investment securities purchased	42	—
Payable for fund shares redeemed	5,178	1,948
Payable for dividends on securities sold short	—	—
Payable for interest expense and brokerage charges	—	—
Payable for trustee fees	60	60
Payable for other expenses	4	4
Payable for variation margin on financial derivative instruments	—	—
Deferred foreign capital gains tax liability	—	—
Investment in forward sales commitments, at value (f)	—	—
Options written, at value (g)	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Unrealized depreciation on OTC swap agreements	—	—
OTC swap premiums received	—	—
Payable upon return of securities loaned	—	47,334
Total liabilities	5,884	50,208
Net assets	$1,801,553	$1,646,007
Net assets consist of:
Paid-in capital	$1,801,579	$1,243,529
Undistributed (excess of distributions over) net investment income (loss)	(54)	36,787
Accumulated net realized gain (loss)	28	47,857
Net unrealized appreciation (depreciation) on investments and foreign currency	—	317,834
	$1,801,553	$1,646,007
Class A
Net assets	$1,793,917	$1,613,888
Shares outstanding (no par value), unlimited shares authorized	1,793,939	75,483
Net asset value per share	$1.00	$21.38
Class B
Net assets	$7,636	$32,119
Shares outstanding (no par value), unlimited shares authorized	7,637	1,467
Net asset value per share	$1.00	$21.90

(a)	Investments - unaffiliated, at cost	$1,430,845	$1,311,655
(b)	Investments - affiliated, at cost	—	52,841
(c)	Total investments, at cost	$1,430,845	$1,364,496
(d)	Including value of securities on loan	$—	$56,562
(e)	Foreign currency, at cost	—	—
(f)	Proceeds from forward sales commitments	—	—
(g)	Premiums from options written	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2016

	JNL/AB Dynamic Asset Allocation Fund(b)	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Global Allocation Fund(b)		JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Investment income
Dividends (a)	$313	$163	$29,948		$8,827	$8,320	$16,019	$15,885
Foreign taxes withheld	—	—	(1,145)		(242)	(151)	(333)	(319)
Interest	5	813	14,806		—	—	—	—
Securities lending (a)	10	—	918		67	289	48	321
Total investment income	328	976	44,527		8,652	8,458	15,734	15,887

Expenses
Advisory fees	125	3,286	12,892		5,582	2,391	3,816	3,191
Administrative fees	26	527	2,647		951	561	477	598
12b-1 fees (Class A)	33	702	3,612		1,902	747	636	797
Licensing fees paid to third parties	—	—	—		—	—	—	—
Legal fees	—	1	8		3	2	1	2
Trustee fees	—	5	27		53	5	4	6
Chief compliance officer fees	—	1	4		2	1	1	1
Dividends on securities sold short	—	—	159		—	—	2,483	—
Interest expense	—	—	1		—	—	674	—
Other expenses	1	13	43		8	21	9	8
Total expenses	185	4,535	19,393		8,501	3,728	8,101	4,603
Expense waiver	—	—	—		—	—	—	—
Net expenses	185	4,535	19,393		8,501	3,728	8,101	4,603
Net investment income (loss)	143	(3,559)	25,134		151	4,730	7,633	11,284
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	77	(1)	(52,863	)(c)	(35,032)	(14,056)	(35,682)	(61,127)
Affiliated investments	—	—	600		—	—	—	—
Swap agreements	(42)	2,334	3,747		—	—	(1,361)	—
Foreign currency related items	173	(10,023)	(26,694)		8	30	(32)	(90)
Futures contracts	(317)	(7,496)	(4,507)		—	—	—	—
Written option contracts	28	—	(4,089)		—	—	1,847	—
Investment securities sold short	—	—	949		—	—	10,627	—
Brokerage commissions recaptured	—	—	14		8	—	—	102
Net change in unrealized appreciation (depreciation) on:
Investments	205	155	78,404	(d)	(34,103)	124,362	41,607	172,713
OTC swap agreements	121	(2,221)	(3,756)		—	—	(69)	—
Foreign currency related items	(32)	13,941	(5,625)		1	2	(3)	(72)
Futures contracts and centrally cleared swap agreements	64	22,612	(544)		—	—	—	—
Written option contracts	16	—	(1,049)		—	—	(3,017)	—
Investment securities sold short	—	—	104		—	—	(20,529)	—
Net realized and unrealized gain (loss)	293	19,301	(15,309)		(69,118)	110,338	(6,612)	111,526
Net increase (decrease) in net assets from operations	$436	$15,742	$9,825		$(68,967)	$115,068	$1,021	$122,810

(a) Income from affiliated investments.	$15	$163		$993	$102	$359	$34	$346
(b) Consolidated Statement of Operations.
(c) Net of foreign capital gains taxes.
(d)	Net of deferred foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund(b)	JNL/DFA U.S. Core Equity Fund	JNL/ DoubleLine Emerging Markets Fixed Income Fund(b)	JNL/ DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund
Investment income
Dividends (a)	$4,875	$17,268	$72	$7,409	$6	$70	$11,815
Foreign taxes withheld	(311)	(941)	—	(2)	—	—	(112)
Interest	1,757	—	2,174	—	1,095	5,213	8,478
Securities lending (a)	86	207	15	248	2	—	164
Total investment income	6,407	16,534	2,261	7,655	1,103	5,283	20,345

Expenses
Advisory fees	1,459	2,416	395	2,084	164	1,496	8,848
Administrative fees	336	563	91	361	33	303	1,590
12b-1 fees (Class A)	449	751	121	721	44	403	2,120
Licensing fees paid to third parties	—	—	—	—	—	—	—
Legal fees	1	2	—	2	—	—	4
Trustee fees	3	6	1	5	—	1	17
Chief compliance officer fees	1	1	—	1	—	—	3
Dividends on securities sold short	—	—	—	—	—	—	208
Short holdings borrowing fees	—	—	—	—	—	—	106
Other expenses	7	7	1	9	1	1	12
Total expenses	2,256	3,746	609	3,183	242	2,204	12,908
Expense waiver	(56)	—	—	(280)	—	—	(11)
Net expenses	2,200	3,746	609	2,903	242	2,204	12,897
Net investment income (loss)	4,207	12,788	1,652	4,752	861	3,079	7,448

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	621	(9,229)	218	7,620	83	81	(2,913)
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	11,617	—
Foreign currency related items	858	(40)	—	—	—	—	(712)
Futures contracts	—	—	—	—	—	—	2,972
Written option contracts	—	—	—	—	—	—	2,096
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	4	16	—	—	—	—	198
Net change in unrealized appreciation (depreciation) on:
Investments	9,947	(47,075)	(773)	12,286	1,861	2,758	(76,545)
OTC swap agreements	—	—	—	—	—	10,167	—
Foreign currency related items	223	(26)	—	—	—	—	(461)
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	(2,078)
Investment securities sold short	—	—	—	—	—	—	(7,864)
Net realized and unrealized gain (loss)	11,653	(56,354)	(555)	19,906	1,944	24,623	(85,307)
Net increase (decrease) in net assets from operations	$15,860	$(43,566)	$1,097	$24,658	$2,805	$27,702	$(77,859)

(a) Income from affiliated investments.	$119	$38	$72	$5	$6	$70	$333
(b)	Period from April 25, 2016 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Global Growth Fund		JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Investment income
Dividends (a)	$16,586		$278	$29,699	$8,875	$14,824	$84	$10
Foreign taxes withheld	(755)		(1,321)	(1,200)	(303)	(362)	—	(96)
Interest	—		46,489	30,546	—	3,077	16,253	12,965
Securities lending (a)	881		70	1,124	242	154	34	25
Total investment income	16,712		45,516	60,169	8,814	17,693	16,371	12,904

Expenses
Advisory fees	3,094		6,140	6,922	2,541	3,922	3,244	1,396
Administrative fees	705		1,263	1,112	402	543	574	289
12b-1 fees (Class A)	940		1,683	2,224	537	1,085	1,148	384
Licensing fees paid to third parties	—		—	—	—	—	—	—
Legal fees	2		5	5	1	5	3	1
Trustee fees	8		13	17	4	8	8	3
Chief compliance officer fees	1		2	3	1	1	1	1
Dividends on securities sold short	—		—	—	—	—	—	—
Short holdings borrowing fees	—		—	—	—	—	—	—
Other expenses	9		13	23	4	11	7	8
Total expenses	4,759		9,119	10,306	3,490	5,575	4,985	2,082
Expense waiver	—		(249)	—	—	—	(62)	(2)
Net expenses	4,759		8,870	10,306	3,490	5,575	4,923	2,080
Net investment income (loss)	11,953		36,646	49,863	5,324	12,118	11,448	10,824

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(10,477	)(b)	(85,809)	(1,217)	(4,533)	23,417	(294)	(36,247	)(b)
Affiliated investments	—		—	—	—	—	—	—
Swap agreements	—		(3,712)	—	—	—	(3,293)	(1,415)
Foreign currency related items	(51)		(48,739)	33	117	4,182	(5,946)	1,246
Futures contracts	—		—	—	—	—	4,056	(456)
Written option contracts	—		—	—	—	—	—	—
Investment securities sold short	—		—	—	—	—	—	—
Brokerage commissions recaptured	—		—	1	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(18,793	)(c)	143,241	81,313	(31,375)	2,688	39,666	67,848
OTC swap agreements	—		(11,647)	—	—	—	1,556	5,323
Foreign currency related items	14		(51,861)	265	(43)	1,562	1,076	584
Futures contracts and centrally cleared swap agreements	—		(18,158)	—	—	—	(577)	148
Written option contracts	—		—	—	—	—	—	—
Investment securities sold short	—		—	—	—	—	—	—
Net realized and unrealized gain (loss)	(29,307)		(76,685)	80,395	(35,834)	31,849	36,244	37,031
Net increase (decrease) in net assets from operations	$(17,354)		$(40,039)	$130,258	$(30,510)	$43,967	$47,692	$47,855

(a) Income from affiliated investments.	$916		$348	$1,357	$264	$227	$84	$10
(b) Net of foreign capital gains taxes.
(c) Net of deferred foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund		JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Investment income
Dividends (a)	$12,581	$5,272	$1,746	$5,127		$33,077	$22,350	$4,282
Foreign taxes withheld	(4)	(1)	(57)	(81)		(871)	(1,231)	(1)
Interest	—	—	—	—		—	—	—
Securities lending (a)	259	28	16	37		144	295	46
Total investment income	12,836	5,299	1,705	5,083		32,350	21,414	4,327

Expenses
Advisory fees	3,762	1,395	372	1,623		6,462	3,910	1,777
Administrative fees	534	265	65	271		1,382	936	261
12b-1 fees (Class A)	1,057	352	88	360		1,842	1,248	524
Licensing fees paid to third parties	—	—	—	—		—	—	—
Legal fees	2	1	—	1		4	2	1
Trustee fees	8	3	1	7		14	10	4
Chief compliance officer fees	1	—	—	—		2	2	1
Dividends on securities sold short	—	1,389	—	—		—	—	—
Short holdings borrowing fees	—	702	—	—		—	—	—
Other expenses	7	2	1	35		15	—	4
Total expenses	5,371	4,109	527	2,297		9,721	6,108	2,572
Expense waiver	(71)	—	—	(39)		(12)	(12)	(12)
Net expenses	5,300	4,109	527	2,258		9,709	6,096	2,560
Net investment income (loss)	7,536	1,190	1,178	2,825		22,641	15,318	1,767

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(76,904)	(36,870)	(6,624)	(30,871	)(b)	32,235	(4,858)	(6,071)
Affiliated investments	—	—	—	—		—	—	—
Swap agreements	—	—	—	—		—	—	—
Foreign currency related items	—	—	74	(126)		142	(215)	146
Futures contracts	—	—	—	—		—	—	—
Written option contracts	—	—	—	—		—	—	—
Investment securities sold short	—	(1,751)	—	—		—	—	—
Brokerage commissions recaptured	43	16	—	—		146	3	8
Net change in unrealized appreciation (depreciation) on:
Investments	106,542	35,129	(107)	21,323		72,820	(28,825)	15,898
OTC swap agreements	—	—	—	—		—	—	—
Foreign currency related items	—	—	(111)	(10)		14	36	(79)
Futures contracts and centrally cleared swap agreements	—	—	—	—		—	—	—
Written option contracts	—	—	—	—		—	—	—
Investment securities sold short	—	(4,692)	—	—		—	—	—
Net realized and unrealized gain (loss)	29,681	(8,168)	(6,768)	(9,684)		105,357	(33,859)	9,902
Net increase (decrease) in net assets from operations	$37,217	$(6,978)	$(5,590)	$(6,859)		$127,998	$(18,541)	$11,669

(a) Income from affiliated investments.	$60	$19	$5	$54		$29	$124	$27
(b) Net of foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund		JNL/Mellon Capital Emerging Markets Index Fund		JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Investment income
Dividends (a)	$5,709	$5,942	$144	$14,648		$11,676		$14,225	$3,767
Foreign taxes withheld	—	(11)	—	(1,497)		(1,120)		(592)	(208)
Interest	—	—	21,881	—		1		—	—
Securities lending (a)	362	1,962	7	104		173		222	30
Total investment income	6,071	7,893	22,032	13,255		10,730		13,855	3,589

Expenses
Advisory fees	5,095	4,950	3,102	3,612		1,408		635	332
Administrative fees	627	787	819	618		550		324	162
12b-1 fees (Class A)	1,254	1,574	1,637	823		734		432	216
Licensing fees paid to third parties	—	—	—	—		75		—	—
Legal fees	3	4	3	2		2		1	1
Trustee fees	10	12	12	6		20		3	2
Chief compliance officer fees	2	2	2	1		1		1	—
Dividends on securities sold short	—	—	—	—		—		—	—
Short holdings borrowing fees	—	—	—	—		—		—	—
Other expenses	7	10	7	40		55		7	5
Total expenses	6,998	7,339	5,582	5,102		2,845		1,403	718
Expense waiver	(75)	—	—	(50)		(6)		—	—
Net expenses	6,923	7,339	5,582	5,052		2,839		1,403	718
Net investment income (loss)	(852)	554	16,450	8,203		7,891		12,452	2,871

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	16,646	19,208	2,061	(53,017	)(b)	(14,854	)(b)	(45,447)	(5,332)
Affiliated investments	—	—	—	—		—		—	—
Swap agreements	—	—	—	—		—		—	—
Foreign currency related items	—	—	—	11		198		(18)	54
Futures contracts	—	—	—	—		714		—	—
Written option contracts	—	—	—	—		—		—	—
Investment securities sold short	—	—	—	—		—		—	—
Brokerage commissions recaptured	15	15	—	9		—		—	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,014	(76,619)	55,264	146,334	(c)	55,282	(c)	14,202	(682)
OTC swap agreements	—	—	—	—		—		—	—
Foreign currency related items	—	—	—	(2)		(511)		(56)	8
Futures contracts and centrally cleared swap agreements	—	—	—	—		(160)		—	—
Written option contracts	—	—	—	—		—		—	—
Investment securities sold short	—	—	—	—		—		—	—
Net realized and unrealized gain (loss)	21,675	(57,396)	57,325	93,335		40,669		(31,319)	(5,952)
Net increase (decrease) in net assets from operations	$20,823	$(56,842)	$73,775	$101,538		$48,560		$(18,867)	$(3,081)

(a) Income from affiliated investments.	$62	$53	$144	$24		$186		$1	$—
(b) Net of foreign capital gains taxes.
(c) Net of deferred foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund
Investment income
Dividends (a)	$60,247	$18,250	$13,518	$52,045	$83	$1,056	$429
Foreign taxes withheld	(17)	—	—	(2,934)	—	—	—
Interest	12	3	1	1	13,511	—	—
Securities lending (a)	505	618	1,268	1,102	62	3	524
Total investment income	60,747	18,871	14,787	50,214	13,656	1,059	953
Expenses
Advisory fees	6,115	2,611	2,105	2,799	1,519	101	793
Administrative fees	2,534	1,065	845	1,649	566	45	159
12b-1 fees (Class A)	5,295	2,128	1,688	2,197	1,130	60	211
Licensing fees paid to third parties	530	213	169	215	—	3	—
Legal fees	11	4	4	5	3	—	1
Trustee fees	41	16	13	17	8	—	2
Chief compliance officer fees	7	3	2	3	1	—	—
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	28	18	10	14	6	1	—
Total expenses	14,561	6,058	4,836	6,899	3,233	210	1,166
Expense waiver	(265)	—	—	—	—	—	(26)
Net expenses	14,296	6,058	4,836	6,899	3,233	210	1,140
Net investment income (loss)	46,451	12,813	9,951	43,315	10,423	849	(187)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	63,347	88,611	46,604	(9,664)	2,801	340	(9,547)
Affiliated investments	(5)	—	—	200	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	(1)	—	—	1,137	—	—	—
Futures contracts	7,573	3,428	328	366	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	5
Net change in unrealized appreciation (depreciation) on:
Investments	71,945	58,269	44,099	(111,157)	42,186	11,615	(4,248)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	(840)	—	—	—
Futures contracts and centrally cleared swap agreements	(46)	188	110	(317)	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	142,813	150,496	91,141	(120,275)	44,987	11,955	(13,790)
Net increase (decrease) in net assets from operations	$189,264	$163,309	$101,092	$(76,960)	$55,410	$12,804	$(13,977)

(a) Income from affiliated investments.	$731	$668	$1,287	$1,383	$145	$4	$20

See accompanying Notes to Financial Statements.

	JNL Multi- Manager Alternative Fund	JNL Multi- Manager Small Cap Growth Fund	JNL Multi- Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Emerging Markets Innovator Fund		JNL/ Oppenheimer Global Growth Fund		JNL/PIMCO Real Return Fund
Investment income
Dividends (a)	$3,639	$2,640	$8,742	$1,730	$1,724		$22,739		$19
Foreign taxes withheld	(103)	—	(1)	—	(122)		(1,153)		(1)
Interest	4,949	—	—	11,581	—		—		20,552
Securities lending (a)	71	1,658	786	181	351		781		8
Total investment income	8,556	4,298	9,527	13,492	1,953		22,367		20,578

Expenses
Advisory fees	6,193	3,714	3,829	2,017	1,101		4,835		3,877
Administrative fees	707	549	493	516	150		1,171		790
12b-1 fees (Class A)	708	1,098	985	688	200		1,561		1,579
Licensing fees paid to third parties	—	—	—	—	—		—		—
Legal fees	4	3	2	2	1		3		3
Trustee fees	5	9	8	6	1		28		12
Chief compliance officer fees	1	1	1	1	—		2		2
Dividends on securities sold short	937	—	—	—	—		—		—
Short holdings borrowing fees	280	—	—	—	—		—		—
Interest expense	—	—	—	—	—		—		1,999
Other expenses	16	7	7	7	3		25		16
Total expenses	8,851	5,381	5,325	3,237	1,456		7,625		8,278
Expense waiver	(1,556)	—	—	—	—		(75)		—
Net expenses	7,295	5,381	5,325	3,237	1,456		7,550		8,278
Net investment income (loss)	1,261	(1,083)	4,202	10,255	497		14,817		12,300

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(23,097)	(95,917)	(20,554)	(9,605)	(6,995	)(b)	3,384	(b)	71,156
Affiliated investments	—	—	—	—	—		—		—
Swap agreements	(8,762)	—	—	1,178	—		—		(17,981)
Foreign currency related items	(1,764)	—	—	(349)	(340)		1,567		5,087
Futures contracts	(2,774)	—	—	(3,548)	—		—		(3,696)
Written option contracts	2,901	—	—	—	—		—		2,718
Investment securities sold short	4,935	—	—	—	—		—		—
Brokerage commissions recaptured	1	5	93	—	—		3		—
Net change in unrealized appreciation (depreciation) on:
Investments	26,785	28,583	41,290	37,655	16,426	(c)	(161,127	)(c)	60,442
OTC swap agreements	(4,603)	—	—	—	—		—		4,544
Foreign currency related items	1,820	—	—	21	(337)		7		(21,831)
Futures contracts and centrally cleared swap agreements	(3,201)	—	—	(4,566)	—		—		(16,402)
Written option contracts	(109)	—	—	—	—		—		(59)
Investment securities sold short	(3,201)	—	—	—	—		—		—
Net realized and unrealized gain (loss)	(11,069)	(67,329)	20,829	20,786	8,754		(156,166)		83,978
Net increase (decrease) in net assets from operations	$(9,808)	$(68,412)	$25,031	$31,041	$9,251		$(141,349)		$96,278

(a) Income from affiliated investments.	$241	$1,692	$824	$37	$29		$57		$8
(b) Net of foreign capital gains taxes.
(c) Net of deferred foreign capital gains taxes.

See accompanying Notes to Financial Statements.

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund(b)	JNL/PPM America Value Equity Fund
Investment income
Dividends (a)	$588	$14	$4,156	$3,815	$3,212	$88	$2,180
Foreign taxes withheld	(22)	—	—	—	(13)	—	—
Interest	72,381	32,664	75,903	—	—	18,814	—
Securities lending (a)	103	—	1,496	56	121	172	17
Total investment income	73,050	32,678	81,555	3,871	3,320	19,074	2,197
Expenses
Advisory fees	10,598	4,245	5,032	1,474	1,474	2,500	429
Administrative fees	2,069	1,030	1,160	196	196	501	78
12b-1 fees (Class A)	4,246	1,374	2,310	393	393	1,001	156
Licensing fees paid to third parties	—	—	—	—	—	—	—
Legal fees	10	3	5	1	1	3	1
Trustee fees	33	11	18	3	3	8	1
Chief compliance officer fees	5	2	3	—	—	1	—
Dividends on securities sold short	—	—	—	—	—	—	—
Interest expense	42	—	—	—	—	—	—
Other expenses	31	119	19	4	13	12	2
Total expenses	17,034	6,784	8,547	2,071	2,080	4,026	667
Expense waiver	(327)	—	—	(122)	(122)	—	—
Net expenses	16,707	6,784	8,547	1,949	1,958	4,026	667
Net investment income (loss)	56,343	25,894	73,008	1,922	1,362	15,048	1,530
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(4,707)	(29,096)	(137,850)	(1,659)	(8,083)	(9,859)	(2,962)
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	(125,011)	—	—	—	—	—	—
Foreign currency related items	21,331	—	—	—	—	26	—
Futures contracts	(18,619)	(367)	(7,597)	—	—	(4,905)	—
Written option contracts	18,116	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	12	21	—	2
Net change in unrealized appreciation (depreciation) on:
Investments	253,425	58,687	279,235	24,355	34,357	62,870	7,080
OTC swap agreements	3,797	—	—	—	—	—	—
Foreign currency related items	(47,503)	—	—	—	—	(18)	—
Futures contracts and centrally cleared swap agreements	24,470	(477)	(2,198)	—	—	(3,508)	—
Written option contracts	(3,030)	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	122,269	28,747	131,590	22,708	26,295	44,606	4,120
Net increase (decrease) in net assets from operations	$178,612	$54,641	$204,598	$24,630	$27,657	$59,654	$5,650

(a) Income from affiliated investments.	$103	$14	$73	$6	$7	$50	$1

(b)   On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Operations includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016.

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Investment income
Dividends (a)	$11,038	$25,258	$79,437	$3,340	$41,129	$4,377	$30,358
Foreign taxes withheld	(788)	—	—	(161)	—	—	—
Interest	—	—	—	—	—	—	—
Securities lending (a)	101	954	611	85	1,415	191	546
Total investment income	10,351	26,212	80,048	3,264	42,544	4,568	30,904
Expenses
Advisory fees	2,229	4,829	7,701	275	4,541	1,018	3,846
Administrative fees	409	1,344	2,097	92	1,262	204	1,063
12b-1 fees (Class A)	544	2,688	4,328	122	2,523	407	2,127
Licensing fees paid to third parties	—	—	—	—	—	—	—
Legal fees	1	6	9	—	5	1	5
Trustee fees	5	21	31	1	20	3	16
Chief compliance officer fees	1	3	5	—	3	1	3
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	4	18	33	1	18	4	15
Total expenses	3,193	8,909	14,204	491	8,372	1,638	7,075
Expense waiver	—	—	—	—	—	—	—
Net expenses	3,193	8,909	14,204	491	8,372	1,638	7,075
Net investment income (loss)	7,158	17,303	65,844	2,773	34,172	2,930	23,829
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	17,042	(2,789)	2,151	(11,124)	(5,171)	(31,854)	52,306
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	(85)	—	—	20	—	—	—
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(44,210)	(102,643)	453,678	6,948	(104,599)	46,859	(1,712)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	(57)	—	—	3	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(27,310)	(105,432)	455,829	(4,153)	(109,770)	15,005	50,594
Net increase (decrease) in net assets from operations	$(20,152)	$(88,129)	$521,673	$(1,380)	$(75,598)	$17,935	$74,423

(a) Income from affiliated investments.	$111	$967	$644	$85	$1,424	$192	$560

See accompanying Notes to Financial Statements.

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Investment income
Dividends (a)	$175	$27,905	$14,417	$51	$49,859	$2,029	$45,032
Foreign taxes withheld	—	(138)	(3)	—	(363)	(58)	(358)
Interest	10,425	1	1	15,942	687	363	21,569
Securities lending (a)	309	1,757	1,558	41	156	—	460
Total investment income	10,909	29,525	15,973	16,034	50,339	2,334	66,703
Expenses
Advisory fees	3,303	17,459	12,444	3,675	11,761	1,477	10,694
Administrative fees	765	2,979	1,745	914	1,889	202	2,386
12b-1 fees (Class A)	1,020	6,221	3,475	1,827	3,866	269	4,970
Licensing fees paid to third parties	—	—	—	—	—	—	—
Legal fees	2	14	8	5	8	—	10
Trustee fees	7	50	27	14	30	1	37
Chief compliance officer fees	1	8	4	2	5	—	6
Dividends on securities sold short	—	—	—	—	—	545	—
Short holdings borrowing fees	—	—	—	—	—	214	—
Other expenses	1	38	21	14	28	9	30
Total expenses	5,099	26,769	17,724	6,451	17,587	2,717	18,133
Expense waiver	—	—	—	—	(87)	—	—
Net expenses	5,099	26,769	17,724	6,451	17,500	2,717	18,133
Net investment income (loss)	5,810	2,756	(1,751)	9,583	32,839	(383)	48,570
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	15,582	133,313	64,879	(1,642)	16,722	(10,525)	23,437
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	1,779	—	—	—	—	(1,870)	—
Foreign currency related items	(2,327)	(1)	—	—	(170)	361	14
Futures contracts	(4,236)	—	—	(1,297)	—	—	532
Written option contracts	—	—	—	—	—	4,870	—
Investment securities sold short	—	—	—	—	—	(2,195)	—
Brokerage commissions recaptured	—	15	26	—	80	—	12
Net change in unrealized appreciation (depreciation) on:
Investments	29,698	(547,706)	(14,899)	23,317	33,355	9,998	163,072
OTC swap agreements	—	—	—	—	—	943	—
Foreign currency related items	2,858	4	—	—	8	1,246	2
Futures contracts and centrally cleared swap agreements	(5,403)	—	—	638	—	—	371
Written option contracts	—	—	—	—	—	(653)	—
Investment securities sold short	—	—	—	—	—	(2,202)	—
Net realized and unrealized gain (loss)	37,951	(414,375)	50,006	21,016	49,995	(27)	187,440
Net increase (decrease) in net assets from operations	$43,761	$(411,619)	$48,255	$30,599	$82,834	$(410)	$236,010

(a) Income from affiliated investments.	$484	$102	$306	$51	$55	$16	$738

See accompanying Notes to Financial Statements.

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$—	$23,615
Foreign taxes withheld	—	(164)
Interest	4,220	—
Securities lending (a)	—	176
Total investment income	4,220	23,627
Expenses
Advisory fees	2,324	3,783
Administrative fees	900	797
12b-1 fees (Class A)	1,792	1,562
Licensing fees paid to third parties	—	—
Legal fees	4	4
Trustee fees	13	12
Chief compliance officer fees	2	2
Dividends on securities sold short	—	—
Short holdings borrowing fees	—	—
Other expenses	9	10
Total expenses	5,044	6,170
Expense waiver	(828)	—
Recovery of previously reimbursed expenses	4	—
Net expenses	4,220	6,170
Net investment income (loss)	—	17,457
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(7)	42,679
Affiliated investments	—	—
Swap agreements	—	—
Foreign currency related items	—	(4)
Futures contracts	—	—
Written option contracts	—	—
Investment securities sold short	—	—
Brokerage commissions recaptured	—	7
Net change in unrealized appreciation (depreciation) on:
Investments	—	2,230
OTC swap agreements	—	—
Foreign currency related items	—	13
Futures contracts and centrally cleared swap agreements	—	—
Written option contracts	—	—
Investment securities sold short	—	—
Net realized and unrealized gain (loss)	(7)	44,925
Net increase (decrease) in net assets from operations	$(7)	$62,382

(a) Income from affiliated investments.	$—	$197

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Cash Flows (in thousands)

For the Six Months Ended June 30, 2016

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$(6,978)	$96,278
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(319,421)	(1,036,878)
Proceeds from sales and maturities of long-term investments	374,197	897,945
Net (purchases) sales of short-term investments	(14,292)	85,688
Proceeds from securities sold short/forward sales commitments	108,886	29,098
Purchases to cover securities sold short/forward sales commitments	(129,067)	(16,303)
Proceeds from return of capital	1,099	—
Increase in receivable for investments sold	(5,362)	(39,471)
Increase in payable for investments purchased	20,695	198,349
Decrease in receivable for dividends and interest	125	1,966
Increase in payable for dividends on securities sold short	2	—
Increase (decrease) in payable for interest expense and brokerage charges	(48)	82
Decrease in payable for expenses	(46)	(14)
Decrease in receivable for deposits with brokers and counterparties	—	757
Increase in payable for deposits from counterparties	—	1,654
Increase in other assets	(1)	(4)
Net amortization	—	(283)
Net inflation compensation	—	(6,301)
Net decrease in OTC swap agreements	—	(1,400)
Net decrease in futures contracts and centrally cleared derivatives	—	(39,494)
Proceeds from currency transactions	—	3,606
Change in unrealized (appreciation) depreciation on investments, futures contracts, written options, swap agreements and currency	(30,437)	(26,694)
Net realized (gain) loss on investments, futures contracts, written options, swap agreements and currency	38,621	(57,284)
Net cash flow provided by operating activities	37,973	91,297
Cash flows used in financing activities
Net redemptions from capital share transactions	(36,318)	(31,137)
Increase in payable for reverse repurchase agreements	—	105,914
Net borrowing from secured financing transactions	—	174,773
Net proceeds from secured borrowing transactions	—	106
Decrease in receivable for treasury roll transactions	—	140,968
Decrease in payable for treasury roll transactions	—	(484,193)
Net cash collateral proceeds from securities lending activity	26,645	—
Net cash flow used in financing activities	(9,673)	(93,569)
Net increase (decrease) in cash	28,300	(2,272)
Cash at beginning of period	280 (a)	6,451
Cash at end of period	$28,580 (b)	$4,179
Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$702	$—
Interest expense during the period	—	1,999

(a)   Amount does not include $36,391 restricted cash set aside at prime broker.

(b)   Amount includes $26,645 restricted cash set aside at prime broker.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2016

	JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Operations
Net investment income (loss)	$143	$(3,559)	$25,134	$151	$4,730	$7,633	$11,284
Net realized gain (loss)	(81)	(15,186)	(82,843)	(35,016)	(14,026)	(24,601)	(61,115)
Net change in unrealized appreciation (depreciation)	374	34,487	67,534	(34,102)	124,364	17,989	172,641
Net increase (decrease) in net assets from operations	436	15,742	9,825	(68,967)	115,068	1,021	122,810
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	6,235	172,285	333,620	150,303	148,168	163,451	117,153
Class B	—	27	13	84	134	—	68
Proceeds in connection with acquisition
Class A	—	—	—	936,835	—	—	—
Class B	—	—	—	845	—	—	—
Cost of shares redeemed
Class A	(6,027)	(90,434)	(331,041)	(225,703)	(82,019)	(31,466)	(219,081)
Class B	—	(5)	(21)	(57)	(66)	—	(10)
Net increase (decrease) in net assets from share transactions	208	81,873	2,571	862,307	66,217	131,985	(101,870)
Net increase (decrease) net assets	644	97,615	12,396	793,340	181,285	133,006	20,940
Net assets beginning of period	33,966	658,891	3,688,747	1,710,555	703,552	580,065	848,021
Net assets end of period	$34,610	$756,506	$3,701,143	$2,503,895	$884,837	$713,071	$868,961
Undistributed (excess of distributions over) net investment income	$199	$(44,412)	$32,300	$122	$11,075	$3,787	$34,432
(1) Share transactions
Shares sold
Class A	651	17,645	30,465	5,710	19,266	15,892	9,420
Class B	—	2	1	3	18	—	5
Shares issued in connection with acquisition
Class A	—	—	—	34,724	—	—	—
Class B	—	—	—	30	—	—	—
Shares redeemed
Class A	(627)	(9,160)	(30,169)	(8,532)	(11,027)	(3,067)	(18,231)
Class B	—	—	(2)	(2)	(9)	—	(1)
Net increase/(decrease)
Class A	24	8,485	296	31,902	8,239	12,825	(8,811)
Class B	—	2	(1)	31	9	—	4
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$15,029 (b)	$—	$2,295,196 (c)	$1,692,106	$74,759	$824,666	$388,144
Proceeds from sales of securities	8,982 (b)	—	1,779,897 (c)	924,065	32,308	766,036	461,762
Securities sold short covers	—	—	—	—	—	307,824	—
Securities sold short proceeds	—	—	—	—	—	379,217	—

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Amounts include $835 and $3,057 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $928,244 and $748,850 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund	JNL/ Causeway International Value Select Fund	JNL/Crescent High Income Fund(a)	JNL/DFA U.S. Core Equity Fund	JNL/ DoubleLine Emerging Markets Fixed Income Fund(a)	JNL/ DoubleLine Shiller Enhanced CAPE Fund		JNL/FPA + DoubleLine Flexible Allocation Fund
Operations
Net investment income (loss)	$4,207	$12,788	$1,652	$4,752	$861	$3,079		$7,448
Net realized gain (loss)	1,483	(9,253)	218	7,620	83	11,698		1,641
Net change in unrealized appreciation (depreciation)	10,170	(47,101)	(773)	12,286	1,861	12,925		(86,948)
Net increase (decrease) in net assets from operations	15,860	(43,566)	1,097	24,658	2,805	27,702		(77,859)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	43,654	98,022	435,505	124,761	130,549	571,113		108,189
Class B	19	49	—	14	—	—		92
Cost of shares redeemed
Class A	(55,764)	(119,981)	(73,491)	(90,190)	(8,826)	(41,703)		(371,418)
Class B	(22)	(81)	—	(9)	—	—		(97)
Net increase (decrease) in net assets from share transactions	(12,113)	(21,991)	362,014	34,576	121,723	529,410		(263,234)
Net increase (decrease) net assets	3,747	(65,557)	363,111	59,234	124,528	557,112		(341,093)
Net assets beginning of period	457,152	812,232	—	721,520	—	165,333		2,359,188
Net assets end of period	$460,899	$746,675	$363,111	$780,754	$124,528	$722,445		$2,018,095
Undistributed (excess of distributions over) net investment income	$3,851	$21,779	$1,652	$12,913	$861	$3,426		$20,648
(1) Share transactions
Shares sold
Class A	4,209	13,741	43,574	11,872	13,050	50,317		9,652
Class B	1	6	—	1	—	—		9
Shares tendered in reverse share split
Class A (b)	—	(57,891)	—	—	—	—		—
Class B (b)	—	(50)	—	—	—	—		—
Shares redeemed
Class A	(5,379)	(16,963)	(7,365)	(8,686)	(878)	(3,709)		(33,177)
Class B	(2)	(12)	—	(1)	—	—		(9)
Net increase/(decrease)
Class A	(1,170)	(61,113)	36,209	3,186	12,172	46,608		(23,525)
Class B	(1)	(56)	—	—	—	—		—
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$116,301 (c)	$108,378	$374,301	$90,786	$127,894	$896,112	(d)	$4,148,374 (e)
Proceeds from sales of securities	119,513 (c)	113,425	41,569	55,975	6,819	344,380	(d)	3,985,000 (e)

(a)  Period from April 25, 2016 (commencement of operations).

(b)  As of close of business on May 6, 2016, the Fund implemented a reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split.  See Note 10 in the Notes to the Financial Statements.

(c)  Amounts include $16,064 and $18,183 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $53,170 and $52,298 of purchases and sales, respectively, of dollar roll transactions.

(d)  Amounts include $436,565 and $307,991 of purchases and sales, respectively, of U.S. Government Securities.

(e)  Amounts include $1,167,447 and $975,188 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$11,953	$36,646	$49,863	$5,324	$12,118	$11,448	$10,824
Net realized gain (loss)	(10,528)	(138,260)	(1,183)	(4,416)	27,599	(5,477)	(36,872)
Net change in unrealized appreciation (depreciation)	(18,779)	61,575	81,578	(31,418)	4,250	41,721	73,903
Net increase (decrease) in net assets from operations	(17,354)	(40,039)	130,258	(30,510)	43,967	47,692	47,855
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	58,116	119,530	149,355	67,078	70,284	224,294	46,415
Class B	28	7	50	63	21	13	12
Cost of shares redeemed
Class A	(202,917)	(294,595)	(267,288)	(96,614)	(117,872)	(185,734)	(172,065)
Class B	(38)	(60)	(60)	(14)	(43)	(27)	(8)
Net increase (decrease) in net assets from share transactions	(144,811)	(175,118)	(117,943)	(29,487)	(47,610)	38,546	(125,646)
Net increase (decrease) net assets	(162,165)	(215,157)	12,315	(59,997)	(3,643)	86,238	(77,791)
Net assets beginning of period	1,046,986	1,840,624	2,294,291	573,655	1,127,455	1,116,976	409,658
Net assets end of period	$884,821	$1,625,467	$2,306,606	$513,658	$1,123,812	$1,203,214	$331,867
Undistributed (excess of distributions over) net investment income	$30,973	$9,829	$157,620	$10,985	$35,853	$41,411	$9,067
(1) Share transactions
Shares sold
Class A	6,001	12,320	14,299	7,488	6,649	18,969	4,833
Class B	3	1	5	7	3	1	1
Shares redeemed
Class A	(20,453)	(30,191)	(25,749)	(10,873)	(11,155)	(15,725)	(17,323)
Class B	(4)	(6)	(6)	(2)	(4)	(2)	(1)
Net increase/(decrease)
Class A	(14,452)	(17,871)	(11,450)	(3,385)	(4,506)	3,244	(12,490)
Class B	(1)	(5)	(1)	5	(1)	(1)	—
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$108,738	$297,177	$553,692	$48,751	$83,647	$1,944,793 (a)	$170,179 (b)
Proceeds from sales of securities	239,258	456,085	691,764	59,596	130,582	1,838,644 (a)	279,410 (b)

(a)  Amounts include $1,836,356 and $1,653,538 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $734,974 and $792,188 of purchases and sales, respectively, of dollar roll transactions.

(b)  Amounts include $52,284 and $62,938 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Operations
Net investment income (loss)	$7,536	$1,190	$1,178	$2,825	$22,641	$15,318	$1,767
Net realized gain (loss)	(76,861)	(38,605)	(6,550)	(30,997)	32,523	(5,070)	(5,917)
Net change in unrealized appreciation (depreciation)	106,542	30,437	(218)	21,313	72,834	(28,789)	15,819
Net increase (decrease) in net assets from operations	37,217	(6,978)	(5,590)	(6,859)	127,998	(18,541)	11,669
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	113,693	40,667	24,837	29,655	207,744	195,014	63,145
Class B	1,319	5	—	28	84	48	12
Proceeds in connection with acquisition
Class A	—	—	—	111,139	—	—	—
Class B	—	—	—	115	—	—	—
Cost of shares redeemed
Class A	(152,446)	(77,319)	(40,197)	(60,912)	(297,919)	(258,711)	(53,304)
Class B	(1,749)	(12)	—	(64)	(91)	(83)	(36)
Net increase (decrease) in net assets from share transactions	(39,183)	(36,659)	(15,360)	79,961	(90,182)	(63,732)	9,817
Net increase (decrease) net assets	(1,966)	(43,637)	(20,950)	73,102	37,816	(82,273)	21,486
Net assets beginning of period	1,117,858	393,318	91,143	363,506	1,906,211	1,328,880	537,609
Net assets end of period	$1,115,892	$349,681	$70,193	$436,608	$1,944,027	$1,246,607	$559,095
Undistributed (excess of distributions over) net investment income	$7,506	$2,531	$1,676	$6,948	$54,383	$33,844	$4,091
(1) Share transactions
Shares sold
Class A	12,289	3,951	2,950	4,296	20,979	16,152	4,542
Class B	148	—	—	4	8	4	1
Shares issued in connection with acquisition
Class A	—	—	—	15,463	—	—	—
Class B	—	—	—	16	—	—	—
Shares redeemed
Class A	(16,459)	(7,524)	(4,735)	(8,827)	(30,439)	(21,603)	(3,861)
Class B	(185)	(1)	—	(9)	(9)	(6)	(3)
Net increase/(decrease)
Class A	(4,170)	(3,573)	(1,785)	10,932	(9,460)	(5,451)	681
Class B	(37)	(1)	—	11	(1)	(2)	(2)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$724,343	$319,421	$19,626	$415,426	$729,525	$142,952	$113,955
Proceeds from sales of securities	793,967	374,197	33,985	340,633	798,764	196,688	100,910
Securities sold short covers	—	129,067	—	—	—	—	—
Securities sold short proceeds	—	108,886	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Operations
Net investment income (loss)	$(852)	$554	$16,450	$8,203	$7,891	$12,452	$2,871
Net realized gain (loss)	16,661	19,223	2,061	(52,997)	(13,942)	(45,465)	(5,278)
Net change in unrealized appreciation (depreciation)	5,014	(76,619)	55,264	146,332	54,611	14,146	(674)
Net increase (decrease) in net assets from operations	20,823	(56,842)	73,775	101,538	48,560	(18,867)	(3,081)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	263,578	229,520	562,460	66,553	195,031	63,985	36,514
Class B	78	15	270	31	27	5	8
Proceeds in connection with acquisition
Class A	—	—	—	—	15,860	—	—
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(263,432)	(295,329)	(322,699)	(113,472)	(123,265)	(105,670)	(56,599)
Class B	(160)	(84)	(110)	(26)	(5)	(4)	(5)
Net increase (decrease) in net assets from share transactions	64	(65,878)	239,921	(46,914)	87,648	(41,684)	(20,082)
Net increase (decrease) net assets	20,887	(122,720)	313,696	54,624	136,208	(60,551)	(23,163)
Net assets beginning of period	1,319,551	1,720,120	1,427,114	832,882	712,667	465,126	236,978
Net assets end of period	$1,340,438	$1,597,400	$1,740,810	$887,506	$848,875	$404,575	$213,815
Undistributed (excess of distributions over) net investment income	$(877)	$1,588	$46,392	$27,225	$23,319	$23,080	$7,071
(1) Share transactions
Shares sold
Class A	14,728	8,434	41,852	8,450	23,922	5,640	2,782
Class B	5	1	20	4	3	—	—
Shares issued in connection with acquisition
Class A	—	—	—	—	1,840	—	—
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(14,768)	(10,840)	(23,965)	(14,420)	(15,447)	(9,416)	(4,367)
Class B	(9)	(3)	(8)	(3)	(1)	—	—
Net increase/(decrease)
Class A	(40)	(2,406)	17,887	(5,970)	10,315	(3,776)	(1,585)
Class B	(4)	(2)	12	1	2	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$199,279	$398,340	$332,129 (a)	$68,779	$136,443	$327,967	$187,692
Proceeds from sales of securities	186,446	478,350	101,833 (a)	124,354	39,249	358,432	204,188

(a)  Amounts include $290,621 and $95,361 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund
Operations
Net investment income (loss)	$46,451	$12,813	$9,951	$43,315	$10,423	$849	$(187)
Net realized gain (loss)	70,914	92,039	46,932	(7,961)	2,801	340	(9,542)
Net change in unrealized appreciation (depreciation)	71,899	58,457	44,209	(112,314)	42,186	11,615	(4,248)
Net increase (decrease) in net assets from operations	189,264	163,309	101,092	(76,960)	55,410	12,804	(13,977)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	856,703	364,451	177,102	205,704	345,504	34,559	40,871
Class B	423	53	92	116	104	—	—
Cost of shares redeemed
Class A	(768,501)	(337,434)	(221,463)	(319,983)	(260,048)	(10,946)	(51,115)
Class B	(330)	(67)	(80)	(112)	(93)	—	—
Net increase (decrease) in net assets from share transactions	88,295	27,003	(44,349)	(114,275)	85,467	23,613	(10,244)
Net increase (decrease) net assets	277,559	190,312	56,743	(191,235)	140,877	36,417	(24,221)
Net assets beginning of period	5,388,862	2,124,190	1,735,231	2,323,822	1,051,495	43,462	236,052
Net assets end of period	$5,666,421	$2,314,502	$1,791,974	$2,132,587	$1,192,372	$79,879	$211,831
Undistributed (excess of distributions over) net investment income	$48,510	$16,451	$16,838	$40,508	$19,672	$2,204	$(190)
(1) Share transactions
Shares sold
Class A	51,598	21,084	12,174	16,930	29,396	2,846	3,811
Class B	25	3	6	9	9	—	—
Shares redeemed
Class A	(46,609)	(19,571)	(15,142)	(25,798)	(22,106)	(900)	(4,726)
Class B	(20)	(4)	(5)	(9)	(8)	—	—
Net increase/(decrease)
Class A	4,989	1,513	(2,968)	(8,868)	7,290	1,946	(915)
Class B	5	(1)	1	—	1	—	—
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$200,870	$356,410	$196,917	$74,822	$517,082 (a)	$29,565	$28,446
Proceeds from sales of securities	179,007	310,435	227,951	181,065	478,706 (a)	4,887	30,854

(a)  Amounts include $448,306 and $433,264 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $316,612 and $260,762 of purchases and sales, respectively, of dollar roll transactions.

See accompanying Notes to Financial Statements.

	JNL Multi- Manager Alternative Fund	JNL Multi- Manager Small Cap Growth Fund	JNL Multi- Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Emerging Markets Innovator Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$1,261	$(1,083)	$4,202	$10,255	$497	$14,817	$12,300
Net realized gain (loss)	(28,560)	(95,912)	(20,461)	(12,324)	(7,335)	4,954	57,284
Net change in unrealized appreciation (depreciation)	17,491	28,583	41,290	33,110	16,089	(161,120)	26,694
Net increase (decrease) in net assets from operations	(9,808)	(68,412)	25,031	31,041	9,251	(141,349)	96,278
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	59,635	102,285	78,132	160,020	161,281	148,505	149,514
Class B	—	52	39	7	—	63	68
Proceeds in connection with acquisition
Class A	—	—	—	—	—	471,151	—
Class B	—	—	—	—	—	475	—
Cost of shares redeemed
Class A	(34,994)	(163,045)	(83,989)	(329,675)	(32,162)	(209,817)	(180,245)
Class B	—	(83)	(37)	(15)	—	(74)	(63)
Net increase (decrease) in net assets from share transactions	24,641	(60,791)	(5,855)	(169,663)	129,119	410,303	(30,726)
Net increase (decrease) net assets	14,833	(129,203)	19,176	(138,622)	138,370	268,954	65,552
Net assets beginning of period	707,434	1,261,728	1,020,992	761,543	129,094	1,533,181	1,571,853
Net assets end of period	$722,267	$1,132,525	$1,040,168	$622,921	$267,464	$1,802,135	$1,637,405
Undistributed (excess of distributions over) net investment income	$3,173	$(948)	$11,066	$31,034	$493	$25,409	$(18,499)
(1) Share transactions
Shares sold
Class A	6,284	5,176	6,336	15,048	19,479	11,349	14,891
Class B	—	2	4	1	—	4	6
Shares issued in connection with acquisition
Class A	—	—	—	—	—	34,023	—
Class B	—	—	—	—	—	34	—
Shares redeemed
Class A	(3,708)	(8,156)	(6,773)	(31,015)	(3,852)	(15,931)	(18,046)
Class B	—	(4)	(3)	(1)	—	(5)	(6)
Net increase/(decrease)
Class A	2,576	(2,980)	(437)	(15,967)	15,627	29,441	(3,155)
Class B	—	(2)	1	—	—	33	—
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$883,804 (a)	$624,821	$403,735	$361,014 (b)	$145,409	$460,776	$980,435 (c)
Proceeds from sales of securities	858,981 (a)	636,972	410,876	511,447 (b)	26,023	110,004	855,221 (c)

(a)  Amounts include $144,754 and $149,188 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $194,697 and $187,891 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $1,110,975 and $1,210,355 of purchases and sales, respectively, of dollar roll transactions.

(c)  Amounts include $609,288 and $447,676 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund(a)	JNL/PPM America Value Equity Fund
Operations
Net investment income (loss)	$56,343	$25,894	$73,008	$1,922	$1,362	$15,048	$1,530
Net realized gain (loss)	(108,890)	(29,463)	(145,447)	(1,647)	(8,062)	(14,738)	(2,960)
Net change in unrealized appreciation (depreciation)	231,159	58,210	277,037	24,355	34,357	59,344	7,080
Net increase (decrease) in net assets from operations	178,612	54,641	204,598	24,630	27,657	59,654	5,650
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	510,550	194,580	549,975	188,572	190,603	160,911	19,896
Class B	2,065	—	1,870	5	50	—	3
Cost of shares redeemed
Class A	(830,474)	(478,593)	(805,076)	(56,842)	(115,893)	(224,470)	(25,123)
Class B	(1,642)	—	(2,113)	(17)	(8)	—	(12)
Net increase (decrease) in net assets from share transactions	(319,501)	(284,013)	(255,344)	131,718	74,752	(63,559)	(5,236)
Net increase (decrease) net assets	(140,889)	(229,372)	(50,746)	156,348	102,409	(3,905)	414
Net assets beginning of period	4,333,930	1,512,553	2,371,181	343,878	381,874	1,044,307	162,554
Net assets end of period	$4,193,041	$1,283,181	$2,320,435	$500,226	$484,283	$1,040,402	$162,968
Undistributed (excess of distributions over) net investment income	$20,878	$81,674	$75,862	$4,952	$1,634	$48,817	$4,777
(1) Share transactions
Shares sold
Class A	41,766	18,853	79,911	14,448	17,716	13,696	1,129
Class B	159	—	263	—	5	—	1
Shares tendered in reverse share split
Class A (b)	—	—	(188,274)	—	—	—	—
Class B (b)	—	—	(796)	—	—	—	—
Shares redeemed
Class A	(67,779)	(46,515)	(117,636)	(4,550)	(11,804)	(19,274)	(1,445)
Class B	(125)	—	(257)	(1)	(1)	—	(1)
Net increase/(decrease)
Class A	(26,013)	(27,662)	(225,999)	9,898	5,912	(5,578)	(316)
Class B	34	—	(790)	(1)	4	—	—
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$11,874,789 (c)	$203,379	$1,032,214 (d)	$189,224	$208,921	$488,719 (e)	$20,147
Proceeds from sales of securities	12,050,474 (c)	428,146	1,219,074 (d)	57,854	135,142	575,327 (e)	23,929

(a)             On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the      Statement of Changes includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016.

(b)             As of close of business on May 6, 2016, the Fund implemented a reverse share split which resulted in a reduction in the number of shares.  Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split.  See Note 10 in the Notes to the Financial Statements.

(c)              Amounts include $11,255,599 and $11,453,232 of purchases and sales, respectively, of U.S. Government Securities.

(d)             Amounts include $9,708 and $19,166 of purchases and sales, respectively, of U.S. Government Securities.

(e)              Amounts include $58,156 and $89,519 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $159,720 and $140,013 of purchases and sales, respectively, of dollar roll transactions.

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Operations
Net investment income (loss)	$7,158	$17,303	$65,844	$2,773	$34,172	$2,930	$23,829
Net realized gain (loss)	16,957	(2,789)	2,151	(11,104)	(5,171)	(31,854)	52,306
Net change in unrealized appreciation (depreciation)	(44,267)	(102,643)	453,678	6,951	(104,599)	46,859	(1,712)
Net increase (decrease) in net assets from operations	(20,152)	(88,129)	521,673	(1,380)	(75,598)	17,935	74,423
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	34,413	521,056	1,151,942	12,906	465,748	66,884	300,578
Class B	42	25	270	—	33	—	31
Cost of shares redeemed
Class A	(178,718)	(375,537)	(652,437)	(9,537)	(393,594)	(196,410)	(252,003)
Class B	(13)	(59)	(48)	—	(111)	—	(20)
Net increase (decrease) in net assets from share transactions	(144,276)	145,485	499,727	3,369	72,076	(129,526)	48,586
Net increase (decrease) net assets	(164,428)	57,356	1,021,400	1,989	(3,522)	(111,591)	123,009
Net assets beginning of period	642,116	2,697,545	3,959,801	122,919	2,547,928	422,836	2,095,038
Net assets end of period	$477,688	$2,754,901	$4,981,201	$124,908	$2,544,406	$311,245	$2,218,047
Undistributed (excess of distributions over) net investment income	$5,047	$45,536	$186,423	$6,890	$102,353	$6,755	$65,404
(1) Share transactions
Shares sold
Class A	3,674	33,978	76,947	1,420	38,140	6,664	24,083
Class B	4	2	18	—	3	—	3
Shares redeemed
Class A	(19,162)	(24,882)	(44,669)	(1,055)	(32,568)	(18,998)	(20,706)
Class B	(1)	(4)	(3)	—	(9)	—	(2)
Net increase/(decrease)
Class A	(15,488)	9,096	32,278	365	5,572	(12,334)	3,377
Class B	3	(2)	15	—	(6)	—	1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$52,587	$212,364	$666,907	$81,908	$153,289	$293,603	$279,199
Proceeds from sales of securities	190,030	41,550	118,945	75,951	51,397	419,007	200,809

See accompanying Notes to Financial Statements.

	JNL/Scout Unconstrained Bond Fund		JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$5,810		$2,756	$(1,751)	$9,583	$32,839	$(383)	$48,570
Net realized gain (loss)	10,798		133,327	64,905	(2,939)	16,632	(9,359)	23,995
Net change in unrealized appreciation (depreciation)	27,153		(547,702)	(14,899)	23,955	33,363	9,332	163,445
Net increase (decrease) in net assets from operations	43,761		(411,619)	48,255	30,599	82,834	(410)	236,010
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	292,969		671,361	374,622	418,194	311,918	163,702	746,198
Class B	—		7,528	8,021	64	61	—	144
Cost of shares redeemed
Class A	(65,076)		(780,921)	(407,968)	(552,861)	(326,447)	(13,895)	(365,197)
Class B	—		(9,479)	(10,094)	(78)	(68)	—	(153)
Net increase (decrease) in net assets from share transactions	227,893		(111,511)	(35,419)	(134,681)	(14,536)	149,807	380,992
Net increase (decrease) net assets	271,654		(523,130)	12,836	(104,082)	68,298	149,397	617,002
Net assets beginning of period	946,774		6,858,774	3,707,809	1,830,708	3,962,670	193,074	4,826,592
Net assets end of period	$1,218,428		$6,335,644	$3,720,645	$1,726,626	$4,030,968	$342,471	$5,443,594
Undistributed (excess of distributions over) net investment income	$16,411		$2,654	$(2,636)	$29,182	$109,256	$1,216	$126,410
(1) Share transactions
Shares sold
Class A	29,640		21,186	10,218	42,381	20,641	17,184	35,446
Class B	—		233	217	7	3	—	6
Shares redeemed
Class A	(6,692)		(24,674)	(11,198)	(55,909)	(21,547)	(1,467)	(17,530)
Class B	—		(291)	(266)	(8)	(4)	—	(7)
Net increase/(decrease)
Class A	22,948		(3,488)	(980)	(13,528)	(906)	15,717	17,916
Class B	—		(58)	(49)	(1)	(1)	—	(1)
Purchase and sales of investment securities (excluding short-term and dollar roll securities):
Purchase of securities	$3,502,497	(a)	$1,312,793	$375,274	$699,504 (b)	$2,400,792	$511,119	$1,528,324 (c)
Proceeds from sales of securities	3,419,490	(a)	1,349,245	495,031	809,845 (b)	2,453,572	414,762	1,294,246 (c)

(a)  Amounts include $3,382,760 and $3,154,436 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $358,615 and $460,262 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $460,070 and $572,626 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude $1,209,594 and $1,103,251 of purchases and sales, respectively, of dollar roll transactions.

See accompanying Notes to Financial Statements.

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$—	$17,457
Net realized gain (loss)	(7)	42,682
Net change in unrealized appreciation (depreciation)	—	2,243
Net increase (decrease) in net assets from operations	(7)	62,382
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	1,453,754	152,927
Class B	3,469	3,071
Cost of shares redeemed
Class A	(1,222,462)	(223,150)
Class B	(2,485)	(3,199)
Net increase (decrease) in net assets from share transactions	232,276	(70,351)
Net increase (decrease) net assets	232,269	(7,969)
Net assets beginning of period	1,569,284	1,653,976
Net assets end of period	$1,801,553	$1,646,007
Undistributed (excess of distributions over) net investment income	$(54)	$36,787
(1)Share transactions
Shares sold
Class A	1,453,753	7,576
Class B	3,468	152
Shares redeemed
Class A	(1,222,462)	(11,039)
Class B	(2,485)	(155)
Net increase/(decrease)
Class A	231,291	(3,463)
Class B	983	(3)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$225,253 (a)	$92,410
Proceeds from sales of securities	268,755 (a)	147,203

(a)  Amounts include $142,333 and $121,518 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/ BlackRock Large Cap Select Growth Fund	JNL/ BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Operations
Net investment income (loss)	$27	$(8,096)	$30,451	$(3,678)	$5,937	$(1,561)	$16,009
Net realized gain (loss)	(624)	42,711	86,022	53,011	(57,516)	18,272	(74,289)
Net change in unrealized appreciation (depreciation)	(461)	(26,740)	(174,344)	38,490	(155,312)	10,435	(158,439)
Net increase (decrease) in net assets from operations	(1,058)	7,875	(57,871)	87,823	(206,891)	27,146	(216,719)
Distributions to shareholders
From net investment income
Class A	—	(51,482)	(74,748)	—	(3,910)	—	(17,519)
Class B	—	(21)	(7)	—	(5)	—	(4)
From net realized gains
Class A	(398)	—	(198,837)	(93,984)	—	—	(34,963)
Class B	—	—	(17)	(27)	—	—	(7)
Total distributions to shareholders	(398)	(51,503)	(273,609)	(94,011)	(3,915)	—	(52,493)
Share transactions(1)
Proceeds from the sale of shares
Class A	25,485	233,005	929,705	624,799	236,574	225,089	337,808
Class B	—	18	111	160	233	—	91
Proceeds in connection with acquisition
Class A	—	47,158	—	—	26,250	—	—
Class B	—	144	—	—	—	—	—
Reinvestment of distributions
Class A	398	51,482	273,585	93,984	3,910	—	52,482
Class B	—	21	24	27	5	—	11
Cost of shares redeemed
Class A	(10,732)	(145,645)	(608,516)	(244,821)	(471,774)	(55,344)	(582,487)
Class B	—	(131)	(28)	(105)	(240)	—	(119)
Net increase (decrease) in net assets from share transactions	15,151	186,052	594,881	474,044	(205,042)	169,745	(192,214)
Net increase (decrease) net assets	13,695	142,424	263,401	467,856	(415,848)	196,891	(461,426)
Net assets beginning of year	20,271	516,467	3,425,346	1,242,699	1,119,400	383,174	1,309,447
Net assets end of year	$33,966	$658,891	$3,688,747	$1,710,555	$703,552	$580,065	$848,021
Undistributed (excess of distributions over) net investment income (loss)	$56	$(40,853)	$7,166	$(29)	$6,345	$(3,846)	$23,148

(1) Share transactions
Shares sold
Class A	2,453	21,901	75,471	21,502	27,045	22,106	23,581
Class B	—	2	9	5	25	—	6
Shares issued in connection with acquisition
Class A	—	4,204	—	—	3,461	—	—
Class B	—	13	—	—	—	—	—
Reinvestment of distributions
Class A	40	5,379	24,362	3,308	496	—	4,440
Class B	—	2	2	1	1	—	1
Shares redeemed
Class A	(1,048)	(13,618)	(49,643)	(8,370)	(50,977)	(5,454)	(41,257)
Class B	—	(13)	(2)	(4)	(27)	—	(8)
Net increase/(decrease)
Class A	1,445	17,866	50,190	16,440	(19,975)	16,652	(13,236)
Class B	—	4	9	2	(1)	—	(1)

(a)  Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Balanced Fund	JNL/Causeway International Value Select Fund	JNL/DFA U.S. Core Equity Fund	JNL/ DoubleLine Shiller Enhanced CAPE Fund(a)	JNL/FPA + DoubleLine Flexible Allocation Fund(b)	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Operations
Net investment income (loss)	$6,098	$11,549	$7,988	$402	$16,310	$19,263	$76,308
Net realized gain (loss)	23,903	(40,917)	21,127	5,922	30,049	54,758	(3,289)
Net change in unrealized appreciation (depreciation)	(37,529)	8,687	(48,066)	4,722	(295,130)	(145,975)	(164,532)
Net increase (decrease) in net assets from operations	(7,528)	(20,681)	(18,951)	11,046	(248,771)	(71,954)	(91,513)
Distributions to shareholders
From net investment income
Class A	(3,545)	(27,744)	(6,213)	—	(18,504)	(25,746)	(159,944)
Class B	(5)	(26)	(3)	—	(7)	(13)	(22)
From net realized gains
Class A	(26,910)	—	(25,731)	—	(137,516)	(28,406)	(5,270)
Class B	(29)	—	(10)	—	(37)	(13)	(1)
Total distributions to shareholders	(30,489)	(27,770)	(31,957)	—	(156,064)	(54,178)	(165,237)
Share transactions(1)
Proceeds from the sale of shares
Class A	95,192	340,800	271,814	164,268	331,513	210,247	442,449
Class B	87	123	33	—	174	57	33
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	18,461
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	30,455	27,744	31,944	—	156,020	54,152	165,214
Class B	34	26	13	—	44	26	23
Cost of shares redeemed
Class A	(103,411)	(154,659)	(224,995)	(9,981)	(778,938)	(316,842)	(593,177)
Class B	(174)	(138)	(102)	—	(170)	(134)	(85)
Net increase (decrease) in net assets from share transactions	22,183	213,896	78,707	154,287	(291,357)	(52,494)	32,918
Net increase (decrease) net assets	(15,834)	165,445	27,799	165,333	(696,192)	(178,626)	(223,832)
Net assets beginning of year	472,986	646,787	693,721	—	3,055,380	1,225,612	2,064,456
Net assets end of year	$457,152	$812,232	$721,520	$165,333	$2,359,188	$1,046,986	$1,840,624
Undistributed (excess of distributions over) net investment income	$(356)	$8,991	$8,161	$347	$13,200	$19,020	$(26,817)

(1) Share transactions
Shares sold
Class A	8,300	47,564	23,853	15,963	25,005	18,737	38,880
Class B	8	16	4	—	13	5	3
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	1,580
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	2,909	4,009	2,955	—	13,358	5,288	16,488
Class B	3	4	1	—	4	2	2
Shares redeemed
Class A	(9,090)	(20,826)	(20,005)	(917)	(58,800)	(28,277)	(52,916)
Class B	(15)	(18)	(9)	—	(13)	(12)	(8)
Net increase/(decrease)
Class A	2,119	30,747	6,803	15,046	(20,437)	(4,252)	4,032
Class B	(4)	2	(4)	—	4	(5)	(3)

(a)  Period from September 28, 2015 (commencement of operations).

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
Operations
Net investment income (loss)	$111,374	$5,549	$19,893	$21,252	$26,707	$7,738	$1,347
Net realized gain (loss)	(134,128)	10,813	84,336	13,427	(67,562)	51,941	36,310
Net change in unrealized appreciation (depreciation)	(165,803)	(3,187)	(159,537)	(31,718)	(29,148)	(169,934)	(45,117)
Net increase (decrease) in net assets from operations	(188,557)	13,175	(55,308)	2,961	(70,003)	(110,255)	(7,460)
Distributions to shareholders
From net investment income
Class A	(102,696)	(4,844)	(40,398)	(23,042)	—	(6,808)	—
Class B	(26)	(2)	(19)	(9)	—	(166)	—
From net realized gains
Class A	—	(33,321)	(52,384)	—	—	(100,633)	(33,607)
Class B	—	(14)	(23)	—	—	(1,773)	(14)
Total distributions to shareholders	(102,722)	(38,181)	(92,824)	(23,051)	—	(109,380)	(33,621)
Share transactions(1)
Proceeds from the sale of shares
Class A	458,447	249,108	227,172	492,424	124,892	355,068	186,553
Class B	204	37	55	74	37	4,475	11
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	102,696	38,165	92,782	23,042	—	107,441	33,607
Class B	26	16	42	9	—	1,939	14
Cost of shares redeemed
Class A	(680,810)	(138,349)	(273,513)	(352,163)	(284,955)	(399,179)	(133,137)
Class B	(386)	(84)	(56)	(73)	(19)	(16,516)	(108)
Net increase (decrease) in net assets from share transactions	(119,823)	148,893	46,482	163,313	(160,045)	53,228	86,940
Net increase (decrease) net assets	(411,102)	123,887	(101,650)	143,223	(230,048)	(166,407)	45,859
Net assets beginning of year	2,705,393	449,768	1,229,105	973,753	639,706	1,284,265	347,459
Net assets end of year	$2,294,291	$573,655	$1,127,455	$1,116,976	$409,658	$1,117,858	$393,318
Undistributed (excess of distributions over) net investment income (loss)	$107,757	$5,661	$23,735	$29,963	$(1,757)	$(30)	$1,341

(1) Share transactions
Shares sold
Class A	39,890	24,528	18,503	41,425	12,674	31,131	15,463
Class B	18	4	4	5	4	388	1
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	9,743	4,060	8,520	1,981	—	11,322	3,066
Class B	3	2	4	1	—	203	1
Shares redeemed
Class A	(59,534)	(13,706)	(22,440)	(29,660)	(29,162)	(34,973)	(11,092)
Class B	(34)	(8)	(5)	(6)	(2)	(1,579)	(9)
Net increase/(decrease)
Class A	(9,901)	14,882	4,583	13,746	(16,488)	7,480	7,437
Class B	(13)	(2)	3	—	2	(988)	(7)

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund(a)	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Operations
Net investment income (loss)	$7,738	$1,347	$421	$4,601	$38,331	$22,335	$2,162
Net realized gain (loss)	51,941	36,310	(371)	12,239	138,057	40,357	16,009
Net change in unrealized appreciation (depreciation)	(169,934)	(45,117)	(5,410)	(42,087)	(204,182)	(127,526)	(70,450)
Net increase (decrease) in net assets from operations	(110,255)	(7,460)	(5,360)	(25,247)	(27,794)	(64,834)	(52,279)
Distributions to shareholders
From net investment income
Class A	(6,808)	—	—	(3,834)	(54,767)	(24,093)	(1,955)
Class B	(166)	—	—	(4)	(27)	(13)	(1)
From net realized gains
Class A	(100,633)	(33,607)	—	(293)	(115,505)	—	(16,010)
Class B	(1,773)	(14)	—	—	(54)	—	(7)
Total distributions to shareholders	(109,380)	(33,621)	—	(4,131)	(170,353)	(24,106)	(17,973)
Share transactions(1)
Proceeds from the sale of shares
Class A	355,068	186,553	117,533	209,064	650,332	518,162	168,538
Class B	4,475	11	—	161	219	112	40
Proceeds in connection with acquisition
Class A	—	—	—	—	20,483	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	107,441	33,607	—	4,127	170,272	24,093	17,965
Class B	1,939	14	—	4	81	13	8
Cost of shares redeemed
Class A	(399,179)	(133,137)	(21,030)	(202,443)	(773,930)	(669,031)	(167,620)
Class B	(16,516)	(108)	—	(144)	(276)	(181)	(79)
Net increase (decrease) in net assets from share transactions	53,228	86,940	96,503	10,769	67,181	(126,832)	18,852
Net increase (decrease) net assets	(166,407)	45,859	91,143	(18,609)	(130,966)	(215,772)	(51,400)
Net assets beginning of year	1,284,265	347,459	—	382,115	2,037,177	1,544,652	589,009
Net assets end of year	$1,117,858	$393,318	$91,143	$363,506	$1,906,211	$1,328,880	$537,609
Undistributed (excess of distributions over) net investment income (loss)	$(30)	$1,341	$498	$4,123	$31,742	$18,526	$2,324

(1) Share transactions
Shares sold
Class A	31,131	15,463	12,562	24,999	58,967	39,804	10,431
Class B	388	1	—	19	20	8	2
Shares issued in connection with acquisition
Class A	—	—	—	—	1,802	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	11,322	3,066	—	550	17,518	1,931	1,214
Class B	203	1	—	1	8	1	1
Shares redeemed
Class A	(34,973)	(11,092)	(2,276)	(24,961)	(71,114)	(54,635)	(10,291)
Class B	(1,579)	(9)	—	(18)	(25)	(13)	(5)
Net increase/(decrease)
Class A	7,480	7,437	10,286	588	7,173	(12,900)	1,354
Class B	(988)	(7)	—	2	3	(4)	(2)

(a)  Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Operations
Net investment income (loss)	$(3,637)	$(3,681)	$27,582	$19,324	$16,734	$10,701	$4,227
Net realized gain (loss)	37,946	130,890	1,457	(102, 502)	(56,017)	(17,859)	5,106
Net change in unrealized appreciation (depreciation)	(79,004)	(109,131)	(25,293)	(146,753)	(120,339)	(16,409)	(6,628)
Net increase (decrease) in net assets from operations	(44,695)	18,078	3,746	(229,931)	(159,622)	(23,567)	2,705
Distributions to shareholders
From net investment income
Class A	—	—	(30,804)	(30,522)	(14,122)	(7,665)	(4,730)
Class B	—	—	(23)	(17)	(1)	(3)	(6)
From net realized gains
Class A	(77,610)	(180,514)	—	(9,895)	—	(10,126)	(7,768)
Class B	(46)	(36)	—	(5)	—	(4)	(9)
Total distributions to shareholders	(77,656)	(180,550)	(30,827)	(40,439)	(14,123)	(17,798)	(12,513)
Share transactions(1)
Proceeds from the sale of shares
Class A	852,341	946,625	826,567	185,396	590,972	363,716	222,949
Class B	249	170	514	106	13	12	52
Proceeds in connection with acquisition
Class A	—	—	—	28,884	—	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	77,610	180,514	30,804	40,417	14,122	17,791	12,498
Class B	46	36	23	22	1	7	15
Cost of shares redeemed
Class A	(406,336)	(602,876)	(656,720)	(485,362)	(524,616)	(134,384)	(161,658)
Class B	(185)	(110)	(138)	(134)	(61)	(169)	(245)
Net increase (decrease) in net assets from share transactions	523,725	524,359	201,050	(230,671)	80,431	246,973	73,611
Net increase (decrease) net assets	401,374	361,887	173,969	(501,041)	(93,314)	205,608	63,803
Net assets beginning of year	918,177	1,358,233	1,253,145	1,333,923	805,981	259,518	173,175
Net assets end of year	$1,319,551	$1,720,120	$1,427,114	$832,882	$712,667	$465,126	$236,978
Undistributed (excess of distributions over) net investment income (loss)	$(25)	$1,034	$29,942	$19,022	$15,428	$10,628	$4,200

(1) Share transactions
Shares sold
Class A	40,514	28,019	61,019	19,832	61,853	27,754	14,946
Class B	12	4	36	11	1	1	4
Shares issued in connection with acquisition
Class A	—	—	—	2,732	—	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	4,013	6,094	2,341	5,188	1,706	1,476	915
Class B	2	1	2	3	—	1	1
Shares redeemed
Class A	(19,583)	(18,170)	(48,535)	(53,594)	(58,357)	(10,614)	(11,075)
Class B	(9)	(3)	(10)	(14)	(6)	(14)	(18)
Net increase/(decrease)
Class A	24,944	15,943	14,825	(25,842)	5,202	18,616	4,786
Class B	5	2	28	—	(5)	(12)	(13)

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund
Operations
Net investment income (loss)	$72,706	$22,195	$19,883	$58,092	$18,736	$1,355	$(1,548)
Net realized gain (loss)	120,005	145,472	209,559	999	1,877	937	(4,602)
Net change in unrealized appreciation (depreciation)	(126,386)	(227,207)	(306,342)	(81,924)	(23,505)	(5,493)	(5,519)
Net increase (decrease) in net assets from operations	66,325	(59,540)	(76,900)	(22,833)	(2,892)	(3,201)	(11,669)
Distributions to shareholders
From net investment income
Class A	(74,922)	(19,194)	(11,018)	(52,623)	(20,604)	(589)	—
Class B	(72)	(17)	(81)	(531)	(29)	—	—
From net realized gains
Class A	(70,706)	(150,924)	(193,884)	—	(3,064)	(237)	(9,925)
Class B	(60)	(108)	(1,197)	—	(4)	—	(5)
Total distributions to shareholders	(145,760)	(170,243)	(206,180)	(53,154)	(23,701)	(826)	(9,930)
Share transactions(1)
Proceeds from the sale of shares
Class A	2,488,126	825,560	626,419	789,838	538,645	31,942	99,536
Class B	11,060	4,276	11,001	12,060	1,365	—	1
Proceeds in connection with acquisition
Class A	—	92,685	—	—	—	—	—
Class B	—	150	—	—	—	—	—
Reinvestment of distributions
Class A	145,628	170,118	204,902	52,623	23,668	826	9,925
Class B	132	125	1,278	531	33	—	5
Cost of shares redeemed
Class A	(1,301,310)	(613,660)	(711,203)	(633,971)	(378,499)	(31,896)	(66,066)
Class B	(46,646)	(20,525)	(31,887)	(46,680)	(5,449)	—	(117)
Net increase (decrease) in net assets from share transactions	1,296,990	458,729	100,510	174,401	179,763	872	43,284
Net increase (decrease) net assets	1,217,555	228,946	(182,570)	98,414	153,170	(3,155)	21,685
Net assets beginning of year	4,171,307	1,895,244	1,917,801	2,225,408	898,325	46,617	214,367
Net assets end of year	$5,388,862	$2,124,190	$1,735,231	$2,323,822	$1,051,495	$43,462	$236,052
Undistributed (excess of distributions over) net investment income	$2,059	$3,638	$6,887	$(2,807)	$9,249	$1,355	$(3)

(1) Share transactions
Shares sold
Class A	146,291	42,710	35,902	57,785	45,420	2,805	7,661
Class B	632	220	616	842	111	—	1
Shares issued in connection with acquisition
Class A	—	5,070	—	—	—	—	—
Class B	—	8	—	—	—	—	—
Reinvestment of distributions
Class A	8,699	10,013	13,901	4,160	2,054	79	847
Class B	8	7	85	41	3	—	—
Shares redeemed
Class A	(75,734)	(31,903)	(40,441)	(45,843)	(31,994)	(2,863)	(5,136)
Class B	(2,637)	(1,023)	(1,855)	(3,347)	(450)	—	(10)
Net increase/(decrease)
Class A	79,256	25,890	9,362	16,102	15,480	21	3,372
Class B	(1,997)	(788)	(1,154)	(2,464)	(336)	—	(9)

See accompanying Notes to Financial Statements.

	JNL Multi- Manager Alternative Fund(a)	JNL Multi- Manager Small Cap Growth Fund	JNL Multi- Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Emerging Markets Innovator Fund(a)	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$302	$(6,766)	$6,778	$22,524	$59	$10,889	$8,296
Net realized gain (loss)	3,219	165,640	85,649	(823)	(8,429)	54,443	(143,761)
Net change in unrealized appreciation (depreciation)	(29,292)	(225,280)	(199,579)	(33,565)	(5,502)	(30,237)	87,362
Net increase (decrease) in net assets from operations	(25,771)	(66,406)	(107,152)	(11,864)	(13,872)	35,095	(48,103)
Distributions to shareholders
From net investment income
Class A	—	—	(3,642)	(10,752)	—	(12,809)	(61,901)
Class B	—	—	(2)	(2)	—	(10)	(28)
From net realized gains
Class A	—	(186,519)	(65,701)	(11,752)	—	(38,652)	—
Class B	—	(127)	(26)	(2)	—	(25)	—
Total distributions to shareholders	—	(186,646)	(69,371)	(22,508)	—	(51,496)	(61,929)
Share transactions(1)
Proceeds from the sale of shares
Class A	868,196	319,456	240,127	420,135	194,122	535,893	298,488
Class B	—	125	115	1	—	163	124
Reinvestment of distributions
Class A	—	186,519	69,343	22,504	—	51,461	61,901
Class B	—	127	28	4	—	35	28
Cost of shares redeemed
Class A	(134,991)	(354,129)	(260,434)	(314,603)	(51,156)	(272,003)	(630,084)
Class B	—	(389)	(164)	(108)	—	(206)	(167)
Net increase (decrease) in net assets from share transactions	733,205	151,709	49,015	127,933	142,966	315,343	(269,710)
Net increase (decrease) net assets	707,434	(101,343)	(127,508)	93,561	129,094	298,942	(379,742)
Net assets beginning of year	—	1,363,071	1,148,500	667,982	—	1,234,239	1,951,595
Net assets end of year	$707,434	$1,261,728	$1,020,992	$761,543	$129,094	$1,533,181	$1,571,853
Undistributed (excess of distributions over) net investment income (loss)	$1,912	$135	$6,864	$20,779	$(4)	$10,592	$(30,799)

(1) Share transactions
Shares sold
Class A	87,732	11,558	16,324	38,246	20,932	35,333	28,606
Class B	—	5	7	—	—	10	12
Reinvestment of distributions
Class A	—	8,191	5,210	2,139	—	3,601	6,323
Class B	—	5	2	—	—	2	3
Shares redeemed
Class A	(13,774)	(13,056)	(17,729)	(28,842)	(5,721)	(18,165)	(60,068)
Class B	—	(13)	(11)	(10)	—	(13)	(16)
Net increase/(decrease)
Class A	73,958	6,693	3,805	11,543	15,211	20,769	(25,139)
Class B	—	(3)	(2)	(10)	—	(1)	(1)

(a)  Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund(a)	JNL/PPM America Value Equity Fund
Operations
Net investment income (loss)	$106,128	$56,309	$161,661	$3,035	$1,954	$32,135	$3,260
Net realized gain (loss)	76,254	(13,110)	(100,688)	32,197	14,948	(5,500)	22,990
Net change in unrealized appreciation (depreciation)	(165,905)	(63,532)	(245,049)	(67,061)	(37,510)	(41,416)	(42,722)
Net increase (decrease) in net assets from operations	16,477	(20,333)	(184,076)	(31,829)	(20,608)	(14,781)	(16,472)
Distributions to shareholders
From net investment income
Class A	(129,935)	(58,728)	(157,086)	(2,586)	(2,001)	(25,394)	—
Class B	(533)	—	(624)	(2)	(75)	—	—
From net realized gains
Class A	(82,294)	—	(5,335)	(45,316)	(24,246)	(534)	—
Class B	(316)	—	(21)	(31)	(664)	—	—
Total distributions to shareholders	(213,078)	(58,728)	(163,066)	(47,935)	(26,986)	(25,928)	—
Share transactions(1)
Proceeds from the sale of shares
Class A	1,321,636	626,267	1,167,115	143,319	349,752	324,844	39,487
Class B	3,169	—	2,704	8	3,413	—	375
Reinvestment of distributions
Class A	212,229	58,728	162,421	47,902	26,247	25,928	—
Class B	849	—	645	33	739	—	—
Cost of shares redeemed
Class A	(1,563,557)	(705,049)	(1,352,800)	(159,221)	(158,867)	(360,477)	(73,364)
Class B	(3,474)	—	(3,613)	(192)	(17,696)	—	(1,202)
Net increase (decrease) in net assets from share transactions	(29,148)	(20,054)	(23,528)	31,849	203,588	(9,705)	(34,704)
Net increase (decrease) net assets	(225,749)	(99,115)	(370,670)	(47,915)	155,994	(50,414)	(51,176)
Net assets beginning of year	4,559,679	1,611,668	2,741,851	391,793	225,880	1,094,721	213,730
Net assets end of year	$4,333,930	$1,512,553	$2,371,181	$343,878	$381,874	$1,044,307	$162,554
Undistributed (excess of distributions over) net investment income (loss)	$(35,465)	$55,780	$2,854	$3,030	$272	$33,769	$3,247

(1) Share transactions
Shares sold
Class A	103,626	57,999	174,798	9,370	30,365	27,196	2,105
Class B	231	—	358	—	296	—	20
Reinvestment of distributions
Class A	17,583	5,741	28,445	3,673	2,586	2,251	—
Class B	66	—	98	3	72	—	—
Shares redeemed
Class A	(122,723)	(65,498)	(203,246)	(10,510)	(14,003)	(30,459)	(3,908)
Class B	(255)	—	(481)	(15)	(1,634)	—	(67)
Net increase/(decrease)
Class A	(1,514)	(1,758)	(3)	2,533	18,948	(1,012)	(1,803)
Class B	42	—	(25)	(12)	(1,266)	—	(47)

(a)     On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes for the year ended December 31, 2015 reflects activity of the acquiring fund formerly in JNL Investors Series Trust.

See accompanying Notes to Financial Statements.

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Operations
Net investment income (loss)	$15,456	$28,258	$120,627	$4,143	$68,205	$3,825	$41,593
Net realized gain (loss)	101,890	272,821	194,395	(3,677)	(96,986)	(11,835)	(96,296)
Net change in unrealized appreciation (depreciation)	(111,125)	(270,821)	(316,469)	(5,434)	(367,673)	(54,862)	(98,246)
Net increase (decrease) in net assets from operations	6,221	30,258	(1,447)	(4,968)	(396,454)	(62,872)	(152,949)
Distributions to shareholders
From net investment income
Class A	(39,510)	(19,648)	(97,866)	(1,096)	(29,854)	(699)	(30,451)
Class B	(28)	(4)	(30)	—	(7)	—	(5)
From net realized gains
Class A	(34,338)	(261,419)	(231,076)	—	(320,875)	(6,865)	(252,948)
Class B	(23)	(43)	(67)	—	(67)	(1)	(35)
Total distributions to shareholders	(73,899)	(281,114)	(329,039)	(1,096)	(350,803)	(7,565)	(283,439)
Share transactions(1)
Proceeds from the sale of shares
Class A	123,793	1,334,300	1,389,665	77,382	1,454,204	604,217	994,419
Class B	38	289	155	—	254	—	87
Reinvestment of distributions
Class A	73,848	281,067	328,942	1,096	350,729	7,564	283,399
Class B	51	47	97	—	74	1	40
Cost of shares redeemed
Class A	(336,291)	(1,467,676)	(1,707,086)	(72,996)	(1,146,688)	(283,406)	(663,826)
Class B	(120)	(409)	(192)	—	(389)	(94)	(274)
Net increase (decrease) in net assets from share transactions	(138,681)	147,618	11,581	5,482	658,184	328,282	613,845
Net increase (decrease) net assets	(206,359)	(103,238)	(318,905)	(582)	(89,073)	257,845	177,457
Net assets beginning of year	848,475	2,800,783	4,278,706	123,501	2,637,001	164,991	1,917,581
Net assets end of year	$642,116	$2,697,545	$3,959,801	$122,919	$2,547,928	$422,836	$2,095,038
Undistributed (excess of distributions over) net investment income (loss)	$(2,111)	$28,233	$120,579	$4,117	$68,181	$3,825	$41,575

(1) Share transactions
Shares sold
Class A	10,901	77,020	92,046	7,886	93,385	52,803	69,182
Class B	3	16	10	—	16	—	6
Reinvestment of distributions
Class A	7,551	17,711	23,496	117	27,595	722	23,441
Class B	5	3	7	—	6	—	3
Shares redeemed
Class A	(29,606)	(84,796)	(114,777)	(7,682)	(73,888)	(25,903)	(45,803)
Class B	(10)	(23)	(13)	—	(25)	(9)	(19)
Net increase/(decrease)
Class A	(11,154)	9,935	765	321	47,092	27,622	46,820
Class B	(2)	(4)	4	—	(3)	(9)	(10)

See accompanying Notes to Financial Statements.

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund(a)	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$4,504	$(8,977)	$(8,554)	$14,509	$44,074	$338	$74,308
Net realized gain (loss)	7,055	402,454	325,226	(1,429)	290,153	723	168,116
Net change in unrealized appreciation (depreciation)	(16,587)	154,651	(122,952)	(8,356)	(395,787)	(7,821)	(291,022)
Net increase (decrease) in net assets from operations	(5,028)	548,128	193,720	4,724	(61,560)	(6,760)	(48,598)
Distributions to shareholders
From net investment income
Class A	—	—	—	(16,882)	(32,303)	—	(58,106)
Class B	—	—	—	(3)	(8)	—	(18)
From net realized gains
Class A	—	(432,851)	(305,095)	—	(309,967)	—	(193,630)
Class B	—	(4,689)	(5,877)	—	(68)	—	(55)
Total distributions to shareholders	—	(437,540)	(310,972)	(16,885)	(342,346)	—	(251,809)
Share transactions(1)
Proceeds from the sale of shares
Class A	406,279	2,594,374	1,111,451	596,761	1,179,173	223,509	1,381,239
Class B	—	14,232	12,361	145	151	—	154
Reinvestment of distributions
Class A	—	432,851	305,095	16,882	342,270	—	251,736
Class B	—	4,689	5,877	3	76	—	73
Cost of shares redeemed
Class A	(150,505)	(1,236,075)	(657,153)	(551,981)	(721,192)	(23,675)	(752,841)
Class B	—	(9,843)	(9,643)	(1,081)	(581)	—	(271)
Net increase (decrease) in net assets from share transactions	255,774	1,800,228	767,988	60,729	799,897	199,834	880,090
Net increase (decrease) net assets	250,746	1,910,816	650,736	48,568	395,991	193,074	579,683
Net assets beginning of year	696,028	4,947,958	3,057,073	1,782,140	3,566,679	—	4,246,909
Net assets end of year	$946,774	$6,858,774	$3,707,809	$1,830,708	$3,962,670	$193,074	$4,826,592
Undistributed (excess of distributions over) net investment income (loss)	$10,601	$(102)	$(885)	$19,599	$76,417	$1,599	$77,840

(1) Share transactions
Shares sold
Class A	42,207	72,433	27,008	60,159	69,756	22,768	62,463
Class B	—	396	296	15	8	—	8
Reinvestment of distributions
Class A	—	12,631	8,125	1,717	22,153	—	12,045
Class B	—	134	151	—	5	—	3
Shares redeemed
Class A	(15,601)	(34,905)	(16,100)	(55,649)	(42,620)	(2,435)	(34,127)
Class B	—	(272)	(227)	(108)	(32)	—	(12)
Net increase/(decrease)
Class A	26,606	50,159	19,033	6,227	49,289	20,333	40,381
Class B	—	258	220	(93)	(19)	—	(1)

(a)  Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$—	$27,756
Net realized gain (loss)	34	161,126
Net change in unrealized appreciation (depreciation)	—	(245,488)
Net increase (decrease) in net assets from operations	34	(56,606)
Distributions to shareholders
From net investment income
Class A	(12)	(24,520)
Class B	—	(524)
From net realized gains
Class A	(6)	(176,998)
Class B	—	(3,322)
Total distributions to shareholders	(18)	(205,364)
Share transactions(1)
Proceeds from the sale of shares
Class A	2,216,243	246,127
Class B	6,346	4,424
Reinvestment of distributions
Class A	18	201,518
Class B	—	3,846
Cost of shares redeemed
Class A	(1,940,084)	(371,501)
Class B	(6,978)	(5,035)
Net increase (decrease) in net assets from share transactions	275,545	79,379
Net increase (decrease) net assets	275,561	(182,591)
Net assets beginning of year	1,293,723	1,836,567
Net assets end of year	$1,569,284	$1,653,976
Undistributed (excess of distributions over) net investment income (loss)	$(54)	$19,330

(1) Share transactions
Shares sold
Class A	2,216,243	10,287
Class B	6,346	182
Reinvestment of distributions
Class A	18	9,869
Class B	—	184
Shares redeemed
Class A	(1,940,084)	(15,602)
Class B	(6,978)	(207)
Net increase/(decrease)
Class A	276,177	4,554
Class B	(632)	159

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/AB Dynamic Asset Allocation Fund(e)
Class A
06/30/2016	$9.88	$0.04	$0.08	$0.12	$—	$—	$10.00	1.21%	$34,610	51%		1.11%		1.11%		0.85%
12/31/2015	10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)	33,966	151		1.10		1.10		0.09
12/31/2014 *	10.00	0.04	0.24	0.28	(0.05)	(0.06)	10.17	2.77	20,271	109		1.12		1.12		0.65
JNL/AQR Managed Futures Strategy Fund(f)
Class A
06/30/2016	9.68	(0.05)	0.25	0.20	—	—	9.88	2.07	756,337	0		1.29		1.29		(1.01)
12/31/2015	10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19	658,749	0		1.33		1.33		(1.28)
12/31/2014	10.30	(0.13)	1.04	0.91	(0.26)	(0.66)	10.29	9.09	516,349	0		1.36		1.36		(1.33)
12/31/2013	9.99	(0.14)	0.83	0.69	(0.37)	(0.01)	10.30	7.08	482,706	0		1.35		1.35		(1.32)
12/31/2012	9.46	(0.12)	0.65	0.53	—	—	9.99	5.60	541,596	0		1.35		1.35		(1.31)
12/31/2011 *	10.00	(0.04)	(0.50)	(0.54)	—	—	9.46	(5.40)	459,751	0		1.36		1.36		(1.34)
Class B
06/30/2016	9.71	(0.04)	0.26	0.22	—	—	9.93	2.27	169	0		1.09		1.09		(0.81)
12/31/2015	10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32	142	0		1.13		1.13		(1.08)
12/31/2014	10.32	(0.11)	1.05	0.94	(0.28)	(0.66)	10.32	9.40	118	0		1.16		1.16		(1.13)
12/31/2013	10.02	(0.12)	0.82	0.70	(0.39)	(0.01)	10.32	7.19	107	0		1.15		1.15		(1.12)
12/31/2012	9.47	(0.12)	0.67	0.55	—	—	10.02	5.81	100	0		1.15		1.15		(1.26)
12/31/2011 *	10.00	(0.04)	(0.49)	(0.53)	—	—	9.47	(5.30)	95	0		1.16		1.16		(1.14)
JNL/BlackRock Global Allocation Fund(g)
Class A
06/30/2016	11.17	0.08	(0.05)	0.03	—	—	11.20	0.27	3,700,844	56		1.07	(j)	1.07	(j)	1.39
12/31/2015	12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)	3,688,441	90		1.07	(j)	1.07	(j)	0.84
12/31/2014	12.35	0.14	0.10	0.24	(0.09)	(0.27)	12.23	1.85	3,425,119	75		1.07	(j)	1.07	(j)	1.12
12/31/2013	10.86	0.09	1.46	1.55	(0.06)	—	12.35	14.31	2,747,805	54		1.08	(j)	1.08	(j)	0.77
12/31/2012	9.91	0.11	0.84	0.95	—	—	10.86	9.59	1,592,841	49		1.10		1.10		1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	0.00 (i)	9.91	(3.82)	513,329	33	(h)	0.81		1.19		0.08
Class B
06/30/2016	11.25	0.09	(0.05)	0.04	—	—	11.29	0.36	299	56		0.87	(j)	0.87	(j)	1.59
12/31/2015	12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)	306	90		0.87	(j)	0.87	(j)	1.03
12/31/2014	12.41	0.17	0.10	0.27	(0.10)	(0.27)	12.31	2.13	227	75		0.87	(j)	0.87	(j)	1.33
12/31/2013	10.91	0.12	1.45	1.57	(0.07)	—	12.41	14.43	247	54		0.88	(j)	0.88	(j)	1.01
12/31/2012	9.94	0.13	0.84	0.97	—	—	10.91	9.76	217	49		0.90		0.90		1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	0.00 (i)	9.94	(3.53)	85	33	(h)	0.61		0.99		0.28
JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/2016	28.21	0.00	(1.16)	(1.16)	—	—	27.05	(4.11)	2,502,542	47		0.89		0.89		0.02
12/31/2015	28.12	(0.08)	1.84	1.76	—	(1.67)	28.21	6.23	1,710,057	70		0.90		0.90		(0.26)
12/31/2014	27.72	(0.05)	2.51	2.46	—	(2.06)	28.12	8.89	1,242,278	101		0.92		0.92		(0.19)
12/31/2013	21.52	(0.06)	8.34	8.28	(0.01)	(2.07)	27.72	38.99 (k)	1,013,437	125		0.95		0.95		(0.23)
12/31/2012	21.28	0.01	2.22	2.23	(0.04)	(1.95)	21.52	10.61	471,670	143		0.97		0.97		0.04
12/31/2011	21.19	0.03	0.13	0.16	(0.07)	—	21.28	0.75	450,150	40		0.96		0.96		0.13
Class B
06/30/2016	29.09	0.04	(1.21)	(1.17)	—	—	27.92	(4.02)	1,353	47		0.69		0.69		0.31
12/31/2015	28.89	(0.02)	1.89	1.87	—	(1.67)	29.09	6.45	498	70		0.70		0.70		(0.06)
12/31/2014	28.37	0.00	2.58	2.58	—	(2.06)	28.89	9.11	421	101		0.72		0.72		0.01
12/31/2013	21.96	(0.01)	8.52	8.51	(0.03)	(2.07)	28.37	39.30 (k)	352	125		0.75		0.75		(0.04)
12/31/2012	21.69	0.06	2.25	2.31	(0.09)	(1.95)	21.96	10.81	269	143		0.77		0.77		0.25
12/31/2011	21.43	0.07	0.33	0.40	(0.14)	—	21.69	1.84	252	40		0.76		0.76		0.32

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/BlackRock Natural Resources Fund
Class A
06/30/2016	$7.26	$0.05	$1.10	$1.15	$—		$—	$8.41	15.84	(k)%	$884,108	5%		1.00%		1.00%		1.27%
12/31/2015 (f)	9.57	0.06	(2.33)	(2.27)	(0.04)		—	7.26	(23.75)		702,991	40		0.99		0.99		0.66
12/31/2014 (f)	11.16	0.03	(1.62)	(1.59)	—		—	9.57	(14.25)		1,118,643	22		0.97		0.97		0.22
12/31/2013 (f)	10.23	0.01	0.96	0.97	(0.04)		—	11.16	9.51		1,454,041	23		0.97		0.97		0.13
12/31/2012	10.15	0.03	0.05	0.08	—		—	10.23	0.79		1,458,953	11		0.98		0.98		0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)		—	10.15	(7.37)		1,052,317	14		0.98		0.98		(0.21)
Class B
06/30/2016	7.32	0.06	1.11	1.17	—		—	8.49	15.98	(k)	729	5		0.80		0.80		1.46
12/31/2015 (f)	9.66	0.08	(2.35)	(2.27)	(0.07)		—	7.32	(23.55)		561	40		0.79		0.79		0.88
12/31/2014 (f)	11.25	0.05	(1.64)	(1.59)	—		—	9.66	(14.13)		757	22		0.77		0.77		0.43
12/31/2013 (f)	10.30	0.04	0.97	1.01	(0.06)		—	11.25	9.83		910	23		0.77		0.77		0.34
12/31/2012	10.20	0.04	0.06	0.10	—		—	10.30	0.98		817	11		0.78		0.78		0.43
12/31/2011	11.06	(0.00)	(0.79)	(0.79)	(0.07)		—	10.20	(7.13)		848	14		0.78		0.78		(0.01)
JNL/Boston Partners Global Long Short Equity Fund
Class A
06/30/2016	10.45	0.12	(0.14)	(0.02)	—		—	10.43	(0.19)		713,071	85		2.55	(j)	2.55	(j)	2.40
12/31/2015	9.86	(0.03)	0.62	0.59	—		—	10.45	5.98		580,065	177		2.25	(j)	2.25	(j)	(0.34)
12/31/2014 *	10.00	(0.02)	(0.12)	(0.14)	—		—	9.86	(1.40)		383,174	80		2.26	(j)	2.26	(j)	(0.65)
JNL/Brookfield Global Infrastructure and MLP Fund
Class A
06/30/2016	11.76	0.17	1.80	1.97	—		—	13.73	16.75		868,697	49		1.15		1.15		2.83
12/31/2015	15.35	0.20	(3.04)	(2.84)	(0.25)		(0.50)	11.76	(18.55)		847,849	74		1.15		1.15		1.43
12/31/2014	14.79	0.21	0.89	1.10	(0.09)		(0.45)	15.35	7.35		1,309,204	64		1.15		1.15		1.33
12/31/2013	12.29	0.24	2.62	2.86	(0.08)		(0.28)	14.79	23.43		674,917	68		1.15		1.15		1.72
12/31/2012	10.36	0.33	1.60	1.93	(0.00	)(i)	—	12.29	18.67		298,842	79		1.15		1.15		2.90
12/31/2011 *	10.00	0.01	0.35	0.36	—		—	10.36	3.60		127,282	0		1.18		1.18		1.96
Class B
06/30/2016	11.82	0.20	1.79	1.99	—		—	13.81	16.84		264	49		0.95		0.95		3.28
12/31/2015	15.42	0.24	(3.06)	(2.82)	(0.28)		(0.50)	11.82	(18.34)		172	74		0.95		0.95		1.65
12/31/2014	14.84	0.24	0.89	1.13	(0.10)		(0.45)	15.42	7.53		243	64		0.95		0.95		1.52
12/31/2013	12.32	0.25	2.64	2.89	(0.09)		(0.28)	14.84	23.62		151	68		0.95		0.95		1.85
12/31/2012	10.36	0.35	1.61	1.96	(0.00	)(i)	—	12.32	18.96		171	79		0.95		0.95		3.05
12/31/2011 *	10.00	0.01	0.35	0.36	—		—	10.36	3.60		104	0		0.98		0.98		2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2016	10.36	0.10	0.27	0.37	—		—	10.73	3.57		460,420	27	(m)	0.98		1.01		1.87
12/31/2015	11.26	0.14	(0.30)	(0.16)	(0.09)		(0.65)	10.36	(1.52)		456,687	72	(m)	1.00		1.01		1.27
12/31/2014	11.30	0.15	(0.09)	0.06	(0.10)		—	11.26	0.54		472,427	62	(m)	1.01		1.01		1.30
12/31/2013	9.94	0.13	1.41	1.54	(0.18)		—	11.30	15.55	(k)	484,776	56	(m)	1.01		1.01		1.20
12/31/2012	8.97	0.17	1.00	1.17	(0.20)		—	9.94	13.04		415,794	37	(m)	1.01		1.01		1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)		—	8.97	(4.76)		371,075	46	(m)	1.01		1.01		1.58
Class B
06/30/2016	10.65	0.11	0.28	0.39	—		—	11.04	3.66		479	27	(m)	0.78		0.81		2.08
12/31/2015	11.55	0.17	(0.31)	(0.14)	(0.11)		(0.65)	10.65	(1.28)		465	72	(m)	0.80		0.81		1.46
12/31/2014	11.59	0.18	(0.10)	0.08	(0.12)		—	11.55	0.71		559	62	(m)	0.81		0.81		1.50
12/31/2013	10.19	0.15	1.45	1.60	(0.20)		—	11.59	15.75	(k)	553	56	(m)	0.81		0.81		1.40
12/31/2012	9.18	0.19	1.04	1.23	(0.22)		—	10.19	13.38		481	37	(m)	0.81		0.81		1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)		—	9.18	(4.70)		443	46	(m)	0.81		0.81		1.77

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations							Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(b)		Net Realized & Unrealized Gains (Losses)		Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period		Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Causeway International Value Select Fund
Class A
06/30/2016	$13.66	(l)	$0.22	(l)	$(0.96	)(l)	$(0.74	)(l)	$—		$—	$12.92		(5.42)%	$746,007	15%	1.00%	1.00%	3.40%
12/31/2015	14.67	(l)	0.24	(l)	(0.76	)(l)	(0.52	)(l)	(0.49	)(l)	—	13.66	(l)	(3.55)	811,493	128	1.00	1.00	1.59
12/31/2014	16.71	(l)	0.60	(l)	(2.33	)(l)	(1.73	)(l)	(0.31	)(l)	—	14.67	(l)	(10.54)	646,006	69	1.00	1.00	3.73
12/31/2013	14.22	(l)	0.31	(l)	2.71	(l)	3.02	(l)	(0.53	)(l)	—	16.71	(l)	21.47 (k)	673,512	53	1.01	1.01	2.01
12/31/2012	12.70	(l)	0.40	(l)	1.75	(l)	2.15	(l)	(0.63	)(l)	—	14.22	(l)	17.16	506,613	63	1.01	1.01	2.95
12/31/2011	15.05	(l)	0.41	(l)	(2.35	)(l)	(1.94	)(l)	(0.41	)(l)	—	12.70	(l)	(12.87)	586,075	68	1.01	1.01	2.83
Class B
06/30/2016	13.99	(l)	0.24	(l)	(0.98	)(l)	(0.74	)(l)	—		—	13.25		(5.36)	668	15	0.80	0.80	3.58
12/31/2015	15.01	(l)	0.28	(l)	(0.79	)(l)	(0.51	)(l)	(0.51	)(l)	—	13.99	(l)	(3.31)	739	128	0.80	0.80	1.82
12/31/2014	17.09	(l)	0.65	(l)	(2.39	)(l)	(1.74	)(l)	(0.34	)(l)	—	15.01	(l)	(10.28)	781	69	0.80	0.80	3.95
12/31/2013	14.53	(l)	0.35	(l)	2.77	(l)	3.12	(l)	(0.56	)(l)	—	17.09	(l)	21.66 (k)	808	53	0.81	0.81	2.20
12/31/2012	12.97	(l)	0.43	(l)	1.80	(l)	2.23	(l)	(0.67	)(l)	—	14.53	(l)	17.42	607	63	0.81	0.81	3.11
12/31/2011	15.35	(l)	0.44	(l)	(2.38	)(l)	(1.94	)(l)	(0.44	)(l)	—	12.97	(l)	(12.84)	498	68	0.81	0.81	2.96
JNL/Crescent High Income Fund
Class A
06/30/2016*	10.00		0.05		(0.02)		0.03		—		—	10.03		0.30	363,111	23	0.99	0.99	2.68
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2016	10.66		0.07		0.28		0.35		—		—	11.01		3.28	780,463	7	0.80	0.88	1.32
12/31/2015	11.39		0.13		(0.36)		(0.23)		(0.10)		(0.40)	10.66		(2.10)	721,244	11	0.80	0.88	1.10
12/31/2014	10.54		0.11		0.93		1.04		(0.06)		(0.13)	11.39		9.82	693,371	15	0.80	0.89	1.03
12/31/2013	8.15		0.10		2.75		2.85		(0.08)		(0.38)	10.54		35.17	500,412	9	0.80	0.91	1.03
12/31/2012	7.23		0.11		0.88		0.99		(0.07)		—	8.15		13.70	230,034	113	0.84	0.92	1.34
12/31/2011	7.33		0.06		(0.12)		(0.06)		(0.04)		—	7.23		(0.84)	242,320	44	0.93	0.93	0.85
Class B
06/30/2016	11.22		0.08		0.31		0.39		—		—	11.61		3.48	291	7	0.60	0.68	1.52
12/31/2015	11.96		0.16		(0.38)		(0.22)		(0.12)		(0.40)	11.22		(1.92)	276	11	0.60	0.68	1.30
12/31/2014	11.05		0.14		0.97		1.11		(0.07)		(0.13)	11.96		10.02	350	15	0.60	0.69	1.22
12/31/2013	8.52		0.12		2.88		3.00		(0.09)		(0.38)	11.05		35.43	342	9	0.60	0.71	1.24
12/31/2012	7.56		0.13		0.92		1.05		(0.09)		—	8.52		13.85	233	113	0.64	0.72	1.61
12/31/2011	7.65		0.08		(0.12)		(0.04)		(0.05)		—	7.56		(0.55)	177	44	0.73	0.73	1.10
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
06/30/2016*	10.00		0.07		0.16		0.23		—		—	10.23		2.30	124,528	8	1.09	1.09	3.87
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
06/30/2016	10.99		0.09		0.64		0.73		—		—	11.72		6.64	722,445	95	1.09	1.09	1.53
12/31/2015*	10.00		0.03		0.96		0.99		—		—	10.99		9.90	165,333	7	1.10	1.10	1.15
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A
06/30/2016	11.59		0.04		(0.42)		(0.38)		—		—	11.21		(3.28)	2,017,464	215	1.22	1.22	0.70
12/31/2015 (f)	13.64		0.08		(1.32)		(1.24)		(0.10)		(0.71)	11.59		(9.15)	2,358,531	74	1.19	1.19	0.59
12/31/2014 (f)	15.11		0.11		(0.70)		(0.59)		(0.16)		(0.72)	13.64		(4.04)	3,054,663	79	1.20	1.20	0.77
12/31/2013 (f)	12.37		0.08		2.84		2.92		(0.18)		—	15.11		23.65	3,049,751	82	1.20	1.20	0.60
12/31/2012	10.56		0.23		1.59		1.82		(0.01)		—	12.37		17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43		0.04		(0.90)		(0.86)		(0.01)		—	10.56		(7.49)	1,603,982	60	1.22	1.22	0.34
Class B
06/30/2016	11.64		0.05		(0.42)		(0.37)		—		—	11.27		(3.18)	631	215	1.02	1.02	0.91
12/31/2015 (f)	13.70		0.11		(1.33)		(1.22)		(0.13)		(0.71)	11.64		(8.95)	657	74	0.99	0.99	0.80
12/31/2014 (f)	15.16		0.15		(0.71)		(0.56)		(0.18)		(0.72)	13.70		(3.80)	717	79	1.00	1.00	1.01
12/31/2013 (f)	12.41		0.10		2.85		2.95		(0.20)		—	15.16		23.82	915	82	1.00	1.00	0.77
12/31/2012	10.60		0.25		1.59		1.84		(0.03)		—	12.41		17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45		0.06		(0.89)		(0.83)		(0.02)		—	10.60		(7.24)	401	60	1.02	1.02	0.53

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2016	$9.98	$0.12	$(0.32)	$(0.20)	$—	$—		$9.78	(2.00)%	$884,397	12%	1.01%	1.01%	2.54%
12/31/2015	11.23	0.19	(0.90)	(0.71)	(0.26)	(0.28)		9.98	(6.43)	1,046,543	21	1.00	1.00	1.66
12/31/2014	11.67	0.26	(0.53)	(0.27)	(0.09)	(0.08)		11.23	(2.36)	1,225,062	18	1.00	1.00	2.21
12/31/2013	9.05	0.13	2.61	2.74	(0.12)	—		11.67	30.35	988,313	17	1.02	1.02	1.26
12/31/2012	7.52	0.15	1.51	1.66	(0.13)	—		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)	—		7.52	(6.08)	514,730	18	1.06	1.06	1.78
Class B
06/30/2016	10.02	0.14	(0.33)	(0.19)	—	—		9.83	(1.90)	424	12	0.81	0.81	2.82
12/31/2015	11.27	0.21	(0.90)	(0.69)	(0.28)	(0.28)		10.02	(6.20)	443	21	0.80	0.80	1.84
12/31/2014	11.71	0.30	(0.55)	(0.25)	(0.11)	(0.08)		11.27	(2.23)	550	18	0.80	0.80	2.50
12/31/2013	9.07	0.15	2.63	2.78	(0.14)	—		11.71	30.66	478	17	0.82	0.82	1.49
12/31/2012	7.53	0.16	1.52	1.68	(0.14)	—		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)	—		7.53	(6.04)	293	18	0.86	0.86	2.00
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2016	10.04	0.21	(0.43)	(0.22)	—	—		9.82	(2.19)	1,625,279	26	1.05	1.08	4.35
12/31/2015	11.51	0.43	(0.91)	(0.48)	(0.96)	(0.03)		10.04	(4.15)	1,840,377	37	1.05	1.08	3.77
12/31/2014	11.99	0.45	(0.49)	(0.04)	(0.43)	(0.01)		11.51	(0.45)	2,064,144	28	1.07	1.08	3.73
12/31/2013	11.84	0.40	0.01	0.41	(0.26)	(0.00	)(i)	11.99	3.53	1,752,613	26	1.08	1.09	3.34
12/31/2012	10.07	0.39	1.40	1.79	(0.02)	(0.00	)(i)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011 *	10.00	0.01	0.06	0.07	—	—		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
06/30/2016	10.08	0.22	(0.43)	(0.21)	—	—		9.87	(2.08)	188	26	0.85	0.88	4.51
12/31/2015	11.56	0.45	(0.92)	(0.47)	(0.98)	(0.03)		10.08	(4.02)	247	37	0.85	0.88	3.97
12/31/2014	12.03	0.47	(0.49)	(0.02)	(0.44)	(0.01)		11.56	(0.24)	312	28	0.87	0.88	3.93
12/31/2013	11.86	0.42	0.02	0.44	(0.27)	(0.00	)(i)	12.03	3.75	295	26	0.88	0.89	3.51
12/31/2012	10.07	0.31	1.50	1.81	(0.02)	(0.00	)(i)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011 *	10.00	0.01	0.06	0.07	—	—		10.07	0.70	101	3	0.92	0.92	2.52
JNL/Franklin Templeton Income Fund
Class A
06/30/2016	10.39	0.23	0.40	0.63	—	—		11.02	6.06	2,306,055	27	0.93	0.93	4.48
12/31/2015	11.73	0.50	(1.36)	(0.86)	(0.48)	—		10.39	(7.36)	2,293,763	29	0.92	0.92	4.35
12/31/2014	11.73	0.50	(0.12)	0.38	(0.38)	—		11.73	3.19	2,704,647	24	0.92	0.92	4.07
12/31/2013	10.67	0.51	0.98	1.49	(0.43)	—		11.73	14.08	2,192,366	20	0.93	0.93	4.49
12/31/2012	9.94	0.58	0.63	1.21	(0.48)	—		10.67	12.20	1,622,308	24	0.94	0.94	5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)	—		9.94	2.53	1,254,686	21	0.95	0.95	5.84
Class B
06/30/2016	9.99	0.23	0.38	0.61	—	—		10.60	6.11	551	27	0.73	0.73	4.69
12/31/2015	11.29	0.50	(1.29)	(0.79)	(0.51)	—		9.99	(7.08)	528	29	0.72	0.72	4.54
12/31/2014	11.30	0.51	(0.12)	0.39	(0.40)	—		11.29	3.37	746	24	0.72	0.72	4.28
12/31/2013	10.29	0.52	0.94	1.46	(0.45)	—		11.30	14.27	661	20	0.73	0.73	4.69
12/31/2012	9.59	0.58	0.61	1.19	(0.49)	—		10.29	12.51	548	24	0.74	0.74	5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)	—		9.59	2.66	514	21	0.75	0.75	6.07

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2016	$9.25	$0.09	$(0.58)	$(0.49)	$—	$—	$8.76	(5.30)%	$513,383	9%		1.30%	1.30%	1.98%
12/31/2015	9.55	0.11	0.27	0.38	(0.09)	(0.59)	9.25	3.81	573,414	22		1.30	1.30	1.07
12/31/2014	11.18	0.12	(1.17)	(1.05)	(0.09)	(0.49)	9.55	(9.42)	449,495	29		1.31	1.31	1.07
12/31/2013	8.65	0.11	2.68	2.79	(0.10)	(0.16)	11.18	32.41	440,868	26		1.30	1.30	1.12
12/31/2012	6.89	0.11	1.76	1.87	(0.11)	—	8.65	27.26	258,118	32		1.30	1.30	1.46
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)	—	6.89	(14.38)	219,846	21		1.31	1.31	1.39
Class B
06/30/2016	9.34	0.10	(0.59)	(0.49)	—	—	8.85	(5.25)	275	9		1.10	1.10	2.28
12/31/2015	9.63	0.14	0.26	0.40	(0.10)	(0.59)	9.34	4.05	241	22		1.10	1.10	1.33
12/31/2014	11.26	0.14	(1.18)	(1.04)	(0.10)	(0.49)	9.63	(9.22)	273	29		1.11	1.11	1.26
12/31/2013	8.70	0.14	2.69	2.83	(0.11)	(0.16)	11.26	32.73	287	26		1.10	1.10	1.36
12/31/2012	6.94	0.12	1.77	1.89	(0.13)	—	8.70	27.30	251	32		1.10	1.10	1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)	—	6.94	(14.05)	163	21		1.11	1.11	1.54
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2016	10.73	0.12	0.33	0.45	—	—	11.18	4.19	1,123,309	8		1.03	1.03	2.23
12/31/2015	12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25		1.02	1.02	1.64
12/31/2014	11.72	0.30	0.55	0.85	(0.09)	(0.24)	12.24	7.30	1,228,576	26		1.03	1.03	2.47
12/31/2013	9.21	0.17	2.43	2.60	(0.09)	—	11.72	28.29	1,119,740	28		1.03	1.03	1.55
12/31/2012	8.22	0.16	0.96	1.12	(0.13)	—	9.21	13.66	829,053	34		1.04	1.04	1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)	—	8.22	(0.66)	690,280	37		1.06	1.06	1.85
Class B
06/30/2016	10.83	0.13	0.33	0.46	—	—	11.29	4.25	503	8		0.83	0.83	2.43
12/31/2015	12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25		0.82	0.82	1.83
12/31/2014	11.81	0.33	0.55	0.88	(0.11)	(0.24)	12.34	7.49	529	26		0.83	0.83	2.70
12/31/2013	9.28	0.19	2.45	2.64	(0.11)	—	11.81	28.47	536	28		0.83	0.83	1.75
12/31/2012	8.27	0.18	0.98	1.16	(0.15)	—	9.28	14.01	445	34		0.84	0.84	1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)	—	8.27	(0.40)	377	37		0.86	0.86	2.05
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2016	11.61	0.12	0.37	0.49	—	—	12.10	4.22	1,202,780	214	(n)	0.86	0.87	1.99
12/31/2015	11.81	0.23	(0.18)	0.05	(0.25)	—	11.61	0.39	1,116,546	370	(n)	0.87	0.87	1.94
12/31/2014	11.44	0.21	0.41	0.62	(0.25)	—	11.81	5.40	973,327	283	(n)	0.88	0.88	1.74
12/31/2013	12.44	0.19	(0.32)	(0.13)	(0.37)	(0.50)	11.44	(1.05)	778,592	571	(n)	0.88	0.88	1.58
12/31/2012	12.22	0.20	0.74	0.94	(0.28)	(0.44)	12.44	7.76	908,757	843	(n)	0.88	0.88	1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078	(n)	0.88	0.88	2.07
Class B
06/30/2016	11.80	0.13	0.38	0.51	—	—	12.31	4.32	434	214	(n)	0.66	0.67	2.19
12/31/2015	11.99	0.26	(0.19)	0.07	(0.26)	—	11.80	0.62	430	370	(n)	0.67	0.67	2.14
12/31/2014	11.61	0.23	0.42	0.65	(0.27)	—	11.99	5.59	426	283	(n)	0.68	0.68	1.93
12/31/2013	12.63	0.22	(0.34)	(0.12)	(0.40)	(0.50)	11.61	(0.93)	378	571	(n)	0.68	0.68	1.77
12/31/2012	12.40	0.23	0.75	0.98	(0.31)	(0.44)	12.63	7.97	344	843	(n)	0.68	0.68	1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078	(n)	0.68	0.68	2.28

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2016	$9.17	$0.27	$0.87	$1.14	$—	$—		$10.31	12.43%	$331,677	47%	1.08%		1.08%		5.63%
12/31/2015	10.46	0.51	(1.80)	(1.29)	—	—		9.17	(12.33)	409,493	109	1.07		1.07		5.09
12/31/2014	11.46	0.55	(1.11)	(0.56)	(0.20)	(0.24)		10.46	(4.94)	639,536	130	1.06		1.07		4.76
12/31/2013	14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)		11.46	(7.77)	795,092	160	1.06		1.07		4.19
12/31/2012	12.03	0.67	1.73	2.40	—	(0.32)		14.11	19.96	952,660	138	1.07		1.07		5.05
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)		12.03	(4.67)	782,878	186	1.07		1.07		3.02
Class B
06/30/2016	9.26	0.29	0.87	1.16	—	—		10.42	12.53	190	47	0.88		0.88		6.04
12/31/2015	10.54	0.54	(1.82)	(1.28)	—	—		9.26	(12.14)	165	109	0.87		0.87		5.37
12/31/2014	11.55	0.58	(1.11)	(0.53)	(0.24)	(0.24)		10.54	(4.73)	170	130	0.86		0.87		5.00
12/31/2013	14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)		11.55	(7.66)	169	160	0.86		0.87		4.38
12/31/2012	12.09	0.71	1.74	2.45	—	(0.32)		14.22	20.28	261	138	0.87		0.87		5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)		12.09	(4.46)	284	186	0.87		0.87		3.23
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2016	9.57	0.07	0.27	0.34	—	—		9.91	3.55	1,105,256	69	0.99		1.01		1.41
12/31/2015	11.65	0.07	(1.12)	(1.05)	(0.07)	(0.96)		9.57	(8.96)	1,107,234	96	0.99		1.01		0.62
12/31/2014	12.05	0.08	1.52	1.60	(0.10)	(1.90)		11.65	13.13	1,259,794	102	0.99		1.01		0.65
12/31/2013	11.06	0.07	3.52	3.59	(0.05)	(2.55)		12.05	32.73	1,141,673	121	1.00		1.01		0.57
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(o)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
Class B
06/30/2016	9.61	0.08	0.27	0.35	—	—		9.96	3.64	10,636	69	0.79		0.81		1.62
12/31/2015	11.69	0.09	(1.12)	(1.03)	(0.09)	(0.96)		9.61	(8.71)	10,624	96	0.79		0.81		0.79
12/31/2014	12.09	0.11	1.52	1.63	(0.13)	(1.90)		11.69	13.33	24,471	102	0.79		0.81		0.86
12/31/2013	11.09	0.10	3.52	3.62	(0.07)	(2.55)		12.09	32.90	19,136	121	0.80		0.81		0.80
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(o)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2016	10.85	0.03	(0.18)	(0.15)	—	—		10.70	(1.38)	349,546	75	2.33	(j)	2.33	(j)	0.68
12/31/2015	12.05	0.04	(0.23)	(0.19)	—	(1.01)		10.85	(1.63)	393,174	78	2.06	(j)	2.06	(j)	0.36
12/31/2014	11.48	(0.01)	1.62	1.61	(0.01)	(1.03)		12.05	13.93	347,215	108	2.20	(j)	2.20	(j)	(0.05)
12/31/2013	8.71	0.01	2.96	2.97	(0.02)	(0.18)		11.48	34.20	197,907	113	1.96	(j)	1.96	(j)	0.08
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	—		8.71	19.59	129,675	106	2.13	(j)	2.13	(j)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	—		7.31	(10.63)	98,233	204	2.03	(j)	2.03	(j)	0.45
Class B
06/30/2016	10.98	0.05	(0.19)	(0.14)	—	—		10.84	(1.28)	135	75	2.13	(j)	2.13	(j)	0.88
12/31/2015	12.16	0.07	(0.24)	(0.17)	—	(1.01)		10.98	(1.45)	144	78	1.86	(j)	1.86	(j)	0.55
12/31/2014	11.56	0.02	1.63	1.65	(0.02)	(1.03)		12.16	14.20	244	108	2.00	(j)	2.00	(j)	0.13
12/31/2013	8.77	0.03	2.97	3.00	(0.03)	(0.18)		11.56	34.36	203	113	1.76	(j)	1.76	(j)	0.26
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	—		8.77	19.80	249	106	1.93	(j)	1.93	(j)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	—		7.36	(10.38)	171	204	1.83	(j)	1.83	(j)	0.68
JNL/Harris Oakmark Global Equity Fund
Class A
06/30/2016	8.86	0.11	(0.71)	(0.60)	—	—		8.26	(6.77)	70,193	24	1.20		1.20		2.69
12/31/2015 *	10.00	0.05	(1.19)	(1.14)	—	—		8.86	(11.40)	91,143	23	1.21		1.21		0.85

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco China-India Fund
Class A
06/30/2016	$7.41	$0.05	$(0.18)	$(0.13)	$—	$—	$7.28	(1.75)%	$436,225	94%	1.25%	1.27%	1.57%
12/31/2015	7.89	0.09	(0.48)	(0.39)	(0.08)	(0.01)	7.41	(5.03)	363,197	62	1.30	1.30	1.08
12/31/2014	7.14	0.10	0.72	0.82	(0.07)	—	7.89	11.40	381,803	34	1.31	1.31	1.37
12/31/2013	7.38	0.07	(0.24)	(0.17)	(0.07)	—	7.14	(2.35)	354,740	29	1.31	1.31	1.07
12/31/2012	6.02	0.07	1.34	1.41	(0.05)	—	7.38	23.48	373,612	24	1.31	1.31	0.99
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)	(0.42)	6.02	(27.89)	292,573	20	1.31	1.31	0.76
Class B
06/30/2016	7.47	0.06	(0.19)	(0.13)	—	—	7.34	(1.74)	383	94	1.05	1.07	1.70
12/31/2015	7.95	0.10	(0.48)	(0.38)	(0.09)	(0.01)	7.47	(4.81)	309	62	1.09	1.09	1.19
12/31/2014	7.19	0.12	0.72	0.84	(0.08)	—	7.95	11.67	312	34	1.11	1.11	1.55
12/31/2013	7.43	0.10	(0.26)	(0.16)	(0.08)	—	7.19	(2.14)	271	29	1.11	1.11	1.40
12/31/2012	6.07	0.08	1.34	1.42	(0.06)	—	7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)	(0.42)	6.07	(27.61)	244	20	1.11	1.11	1.01
JNL/Invesco Global Real Estate Fund
Class A
06/30/2016	9.78	0.12	0.59	0.71	—	—	10.49	7.26	1,943,036	40	1.05	1.05	2.46
12/31/2015	10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)	1,905,281	78	1.05	1.05	1.86
12/31/2014	9.83	0.17	1.31	1.48	(0.13)	(0.33)	10.85	15.03	2,036,180	26	1.05	1.05	1.63
12/31/2013	9.88	0.16	0.11	0.27	(0.32)	—	9.83	2.76	1,544,958	54	1.05	1.05	1.52
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	—	9.88	28.31	1,362,397	57	1.05	1.05	2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	—	7.75	(6.26)	722,875	59	1.06	1.06	1.87
Class B
06/30/2016	9.92	0.13	0.59	0.72	—	—	10.64	7.26	991	40	0.85	0.85	2.68
12/31/2015	10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)	930	78	0.85	0.85	2.07
12/31/2014	9.94	0.19	1.33	1.52	(0.14)	(0.33)	10.99	15.34	997	26	0.85	0.85	1.80
12/31/2013	9.98	0.18	0.11	0.29	(0.33)	—	9.94	2.97	876	54	0.85	0.85	1.69
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	—	9.98	28.58	911	57	0.85	0.85	2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	—	7.82	(6.10)	688	59	0.86	0.86	2.08
JNL/Invesco International Growth Fund
Class A
06/30/2016	12.25	0.15	(0.30)	(0.15)	—	—	12.10	(1.22)	1,246,000	12	0.98	0.98	2.45
12/31/2015	12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)	1,328,232	33	0.97	0.97	1.45
12/31/2014	12.83	0.20	(0.17)	0.03	(0.13)	—	12.73	0.24	1,543,925	18	0.98	0.98	1.57
12/31/2013	10.89	0.16	1.90	2.06	(0.12)	—	12.83	18.98	1,229,170	21	0.99	0.99	1.36
12/31/2012	9.56	0.14	1.36	1.50	(0.17)	—	10.89	15.76	729,434	35	1.00	1.00	1.33
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	—	9.56	(6.89)	636,015	24	1.01	1.01	1.80
Class B
06/30/2016	12.88	0.17	(0.31)	(0.14)	—	—	12.74	(1.09)	607	12	0.78	0.78	2.66
12/31/2015	13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)	648	33	0.77	0.77	1.58
12/31/2014	13.45	0.25	(0.18)	0.07	(0.15)	—	13.37	0.49	727	18	0.78	0.78	1.82
12/31/2013	11.41	0.20	1.98	2.18	(0.14)	—	13.45	19.13	746	21	0.79	0.79	1.60
12/31/2012	10.01	0.16	1.43	1.59	(0.19)	—	11.41	15.95	566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	—	10.01	(6.64)	446	24	0.81	0.81	2.02

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco Mid Cap Value Fund
Class A
06/30/2016	$14.33	$0.05	$0.26	$0.31	$—	$—	$14.64	2.16%	$558,899	20%	0.98%	0.98%	0.68%
12/31/2015	16.29	0.06	(1.53)	(1.47)	(0.05)	(0.44)	14.33	(9.08)	537,393	28	0.98	0.98	0.37
12/31/2014	15.25	0.05	1.36	1.41	(0.03)	(0.34)	16.29	9.25	588,730	36	0.99	0.99	0.32
12/31/2013	11.67	0.06	3.55	3.61	(0.03)	—	15.25	30.90 (k)	380,623	159	1.01	1.01	0.43
12/31/2012	10.86	0.03	0.81	0.84	(0.03)	—	11.67	7.74	220,777	113	1.01	1.01	0.26
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	—	10.86	(5.67)	223,465	86	1.02	1.02	0.30
Class B
06/30/2016	14.49	0.06	0.27	0.33	—	—	14.82	2.28	196	20	0.78	0.78	0.86
12/31/2015	16.46	0.09	(1.54)	(1.45)	(0.08)	(0.44)	14.49	(8.90)	216	28	0.78	0.78	0.57
12/31/2014	15.39	0.08	1.38	1.46	(0.05)	(0.34)	16.46	9.47	279	36	0.79	0.79	0.51
12/31/2013	11.77	0.09	3.57	3.66	(0.04)	—	15.39	31.14 (k)	250	159	0.81	0.81	0.66
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	—	11.77	7.89	184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	—	10.96	(5.38)	192	86	0.82	0.82	0.49
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2016	18.86	(0.01)	0.32	0.31	—	—	19.17	1.64	1,339,751	15	1.10	1.12	(0.14)
12/31/2015	20.40	(0.07)	(0.27)	(0.34)	—	(1.20)	18.86	(1.79)	1,318,791	28	1.10	1.12	(0.31)
12/31/2014	19.59	(0.03)	1.59	1.56	—	(0.75)	20.40	7.99	917,464	37	1.11	1.12	(0.13)
12/31/2013	14.30	(0.05)	5.71	5.66	(0.02)	(0.35)	19.59	39.69	731,601	30	1.12	1.13	(0.30)
12/31/2012	12.55	0.04	2.17	2.21	—	(0.46)	14.30	17.68	394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	—	(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
Class B
06/30/2016	19.43	0.01	0.33	0.34	—	—	19.77	1.75	687	15	0.90	0.92	0.06
12/31/2015	20.94	(0.03)	(0.28)	(0.31)	—	(1.20)	19.43	(1.60)	760	28	0.90	0.92	(0.13)
12/31/2014	20.05	0.02	1.62	1.64	—	(0.75)	20.94	8.21	713	37	0.91	0.92	0.08
12/31/2013	14.62	(0.02)	5.83	5.81	(0.03)	(0.35)	20.05	39.88	634	30	0.92	0.93	(0.10)
12/31/2012	12.79	0.05	2.24	2.29	—	(0.46)	14.62	17.97	463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	—	(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2016	29.43	0.01	(0.94)	(0.93)	—	—	28.50	(3.16)	1,597,170	25	0.93	0.93	0.07
12/31/2015	31.95	(0.08)	1.06	0.98	—	(3.50)	29.43	3.01	1,719,810	60	0.93	0.93	(0.23)
12/31/2014	31.06	(0.12)	3.60	3.48	—	(2.59)	31.95	11.19	1,357,985	67	0.94	0.94	(0.36)
12/31/2013	21.90	0.01	9.19	9.20	(0.04)	—	31.06	42.03	1,288,083	71	0.96	0.96	0.03
12/31/2012	18.84	0.07	2.99	3.06	—	—	21.90	16.24	555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	—	—	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
Class B
06/30/2016	29.94	0.04	(0.95)	(0.91)	—	—	29.03	(3.07)	230	25	0.73	0.73	0.27
12/31/2015	32.38	(0.01)	1.07	1.06	—	(3.50)	29.94	3.22	310	60	0.73	0.73	(0.04)
12/31/2014	31.39	(0.05)	3.63	3.58	—	(2.59)	32.38	11.40	248	67	0.74	0.74	(0.16)
12/31/2013	22.11	0.06	9.29	9.35	(0.07)	—	31.39	42.31	305	71	0.76	0.76	0.22
12/31/2012	18.98	0.11	3.02	3.13	—	—	22.11	16.49	227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	—	—	18.98	(6.50)	187	77	0.79	0.79	(0.00)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2016	$13.16	$0.13	$0.49	$0.62	$—		$—	$13.78	4.71%		$1,739,598	7%	0.68%	0.68%	2.01%
12/31/2015	13.39	0.27	(0.21)	0.06	(0.29)		—	13.16	0.46		1,426,114	9	0.69	0.69	1.97
12/31/2014	13.11	0.31	0.40	0.71	(0.43)		—	13.39	5.40		1,252,524	15	0.69	0.69	2.32
12/31/2013	14.09	0.34	(0.83)	(0.49)	(0.49)		—	13.11	(3.51	)(k)	1,168,654	1	0.69	0.69	2.44
12/31/2012	13.90	0.37	0.14	0.51	(0.32)		—	14.09	3.64		1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)		—	13.90	9.83		1,393,976	12	0.70	0.70	3.19
Class B
06/30/2016	13.80	0.16	0.50	0.66	—		—	14.46	4.78		1,212	7	0.48	0.48	2.22
12/31/2015	14.02	0.31	(0.22)	0.09	(0.31)		—	13.80	0.67		1,000	9	0.49	0.49	2.16
12/31/2014	13.71	0.35	0.42	0.77	(0.46)		—	14.02	5.61		621	15	0.49	0.49	2.49
12/31/2013	14.72	0.38	(0.87)	(0.49)	(0.52)		—	13.71	(3.33	)(k)	604	1	0.49	0.49	2.65
12/31/2012	14.50	0.42	0.14	0.56	(0.34)		—	14.72	3.83		1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)		—	14.50	10.10		1,323	12	0.50	0.50	3.35
JNL/Lazard Emerging Markets Fund
Class A
06/30/2016	7.72	0.08	0.91	0.99	—		—	8.71	12.82	(k)	887,028	8	1.23	1.24	1.99
12/31/2015	9.97	0.16	(2.02)	(1.86)	(0.29)		(0.10)	7.72	(18.69)		832,464	16	1.22	1.23	1.68
12/31/2014	10.97	0.22	(0.78)	(0.56)	(0.19)		(0.25)	9.97	(5.26)		1,333,382	17	1.21	1.22	1.94
12/31/2013	11.47	0.18	(0.31)	(0.13)	(0.17)		(0.20)	10.97	(1.10)		1,522,796	26	1.22	1.23	1.65
12/31/2012	9.83	0.19	1.96	2.15	(0.23)		(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)		—	9.83	(17.75)		1,170,395	25	1.22	1.22	2.27
Class B
06/30/2016	7.75	0.09	0.91	1.00	—		—	8.75	12.90	(k)	478	8	1.03	1.04	2.23
12/31/2015	10.03	0.17	(2.03)	(1.86)	(0.32)		(0.10)	7.75	(18.59)		418	16	1.02	1.03	1.83
12/31/2014	11.03	0.24	(0.78)	(0.54)	(0.21)		(0.25)	10.03	(5.02)		541	17	1.01	1.02	2.12
12/31/2013	11.52	0.21	(0.31)	(0.10)	(0.19)		(0.20)	11.03	(0.83)		602	26	1.02	1.03	1.84
12/31/2012	9.87	0.22	1.97	2.19	(0.26)		(0.28)	11.52	22.46		759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)		—	9.87	(17.63)		758	25	1.02	1.02	2.46
JNL/Mellon Capital Emerging Markets Index Fund
Class A
06/30/2016	8.06	0.09	0.45	0.54	—		—	8.60	6.70		848,820	5	0.77	0.77	2.15
12/31/2015	9.68	0.18	(1.66)	(1.48)	(0.14)		—	8.06	(15.29)		712,637	28	0.75	0.75	1.87
12/31/2014	10.16	0.19	(0.56)	(0.37)	(0.11)		—	9.68	(3.69)		805,897	24	0.76	0.76	1.86
12/31/2013	10.67	0.16	(0.60)	(0.44)	(0.07)		—	10.16	(4.16)		720,551	69	0.79	0.79	1.58
12/31/2012	9.08	0.17	1.42	1.59	(0.00	)(i)	—	10.67	17.56		402,390	102	0.79	0.79	1.75
12/31/2011 *	10.00	0.03	(0.95)	(0.92)	—		—	9.08	(9.20)		98,562	38	0.84	0.84	1.01
Class B
06/30/2016	8.09	0.11	0.43	0.54	—		—	8.63	6.80		55	5	0.57	0.57	2.70
12/31/2015	9.72	0.20	(1.67)	(1.47)	(0.16)		—	8.09	(15.18)		30	28	0.55	0.55	2.03
12/31/2014	10.20	0.20	(0.56)	(0.36)	(0.12)		—	9.72	(3.54)		84	24	0.56	0.56	1.98
12/31/2013	10.69	0.17	(0.59)	(0.42)	(0.07)		—	10.20	(3.89)		151	69	0.59	0.59	1.69
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		—	10.69	17.80		142	102	0.59	0.59	1.95
12/31/2011 *	10.00	0.04	(0.96)	(0.92)	—		—	9.08	(9.20)		91	38	0.64	0.64	1.15

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital European 30 Fund
Class A
06/30/2016	$11.85	$0.33	$(0.77)	$(0.44)	$—	$—	$11.41	(3.71)%	$404,555	75%	0.65%	0.65%	5.76%
12/31/2015	12.57	0.34	(0.57)	(0.23)	(0.21)	(0.28)	11.85	(1.95)	465,106	51	0.68	0.68	2.65
12/31/2014	13.16	0.42	(0.86)	(0.44)	(0.15)	—	12.57	(3.40)	259,340	61	0.71	0.71	3.09
12/31/2013	10.16	0.34	2.76	3.10	(0.10)	—	13.16	30.61	139,057	55	0.75	0.75	2.90
12/31/2012	9.84	0.39	0.45	0.84	(0.36)	(0.16)	10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)	(0.57)	9.84	(7.35)	21,311	99	0.78	0.78	4.24
Class B
06/30/2016	11.95	0.35	(0.79)	(0.44)	—	—	11.51	(3.68)	20	75	0.45	0.45	6.09
12/31/2015	12.67	0.39	(0.61)	(0.22)	(0.22)	(0.28)	11.95	(1.82)	20	51	0.48	0.48	3.03
12/31/2014	13.25	0.47	(0.90)	(0.43)	(0.15)	—	12.67	(3.26)	178	61	0.51	0.51	3.46
12/31/2013	10.21	0.43	2.72	3.15	(0.11)	—	13.25	30.91	182	55	0.55	0.55	3.71
12/31/2012	9.88	0.44	0.42	0.86	(0.37)	(0.16)	10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)	(0.57)	9.88	(7.12)	143	99	0.58	0.58	4.24
JNL/Mellon Capital Pacific Rim 30 Fund
Class A
06/30/2016	13.59	0.17	(0.27)	(0.10)	—	—	13.49	(0.74)	213,745	86	0.66	0.66	2.66
12/31/2015	13.67	0.28	0.40	0.68	(0.29)	(0.47)	13.59	4.97	236,909	145	0.70	0.70	1.94
12/31/2014	13.90	0.41	0.05	0.46	(0.35)	(0.34)	13.67	3.21	172,925	99	0.72	0.72	2.79
12/31/2013	12.78	0.38	1.23	1.61	(0.49)	—	13.90	12.66	153,713	100	0.73	0.73	2.71
12/31/2012	11.88	0.45	0.97	1.42	(0.23)	(0.29)	12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)	11.88	(1.87)	81,702	121	0.77	0.77	3.56
Class B
06/30/2016	13.71	0.19	(0.28)	(0.09)	—	—	13.62	(0.66)	70	86	0.46	0.46	2.90
12/31/2015	13.78	0.33	0.38	0.71	(0.31)	(0.47)	13.71	5.16	69	145	0.50	0.50	2.27
12/31/2014	14.00	0.44	0.05	0.49	(0.37)	(0.34)	13.78	3.42	250	99	0.52	0.52	2.97
12/31/2013	12.85	0.42	1.24	1.66	(0.51)	—	14.00	12.87	235	100	0.53	0.53	2.98
12/31/2012	11.93	0.48	0.98	1.46	(0.25)	(0.29)	12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)	11.93	(1.71)	170	121	0.57	0.57	3.70
JNL/Mellon Capital S&P 500 Index Fund
Class A
06/30/2016	16.79	0.14	0.45	0.59	—	—	17.38	3.51	5,661,484	3	0.54	0.55	1.75
12/31/2015	17.11	0.27	(0.12)	0.15	(0.24)	(0.23)	16.79	0.87	5,384,191	5	0.55	0.56	1.57
12/31/2014	15.32	0.24	1.77	2.01	(0.20)	(0.02)	17.11	13.07	4,131,640	2	0.55	0.56	1.47
12/31/2013	11.82	0.21	3.53	3.74	(0.17)	(0.07)	15.32	31.64	3,067,267	2	0.56	0.57	1.51
12/31/2012	10.48	0.20	1.41	1.61	(0.18)	(0.09)	11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)	10.48	1.47	1,118,932	16	0.57	0.57	1.49
Class B
06/30/2016	17.12	0.16	0.46	0.62	—	—	17.74	3.62	4,937	3	0.34	0.35	1.95
12/31/2015	17.47	0.30	(0.15)	0.15	(0.27)	(0.23)	17.12	0.86	4,671	5	0.36	0.37	1.72
12/31/2014	15.63	0.27	1.81	2.08	(0.22)	(0.02)	17.47	13.30	39,667	2	0.35	0.36	1.67
12/31/2013	12.05	0.24	3.60	3.84	(0.19)	(0.07)	15.63	31.89	27,825	2	0.36	0.37	1.71
12/31/2012	10.68	0.23	1.43	1.66	(0.20)	(0.09)	12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)	10.68	1.77	14,110	16	0.37	0.37	1.71

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
06/30/2016	$17.01	$0.10	$1.21	$1.31	$—		$—	$18.32	7.70%	$2,312,998	15%	0.57%	0.57%	1.20%
12/31/2015	19.00	0.21	(0.72)	(0.51)	(0.17)		(1.31)	17.01	(2.69)	2,122,780	23	0.57	0.57	1.08
12/31/2014	18.56	0.18	1.55	1.73	(0.18)		(1.11)	19.00	9.23	1,878,431	16	0.57	0.57	0.91
12/31/2013	14.46	0.16	4.60	4.76	(0.13)		(0.53)	18.56	32.99 (k)	1,638,827	11	0.58	0.58	0.93
12/31/2012	12.80	0.16	2.05	2.21	(0.15)		(0.40)	14.46	17.24	977,712	8	0.59	0.59	1.11
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)		(0.64)	12.80	(2.14)	658,163	24	0.59	0.59	0.68
Class B
06/30/2016	17.27	0.12	1.22	1.34	—		—	18.61	7.76	1,504	15	0.37	0.37	1.40
12/31/2015	19.32	0.23	(0.77)	(0.54)	(0.20)		(1.31)	17.27	(2.77)	1,410	23	0.38	0.38	1.16
12/31/2014	18.84	0.22	1.58	1.80	(0.21)		(1.11)	19.32	9.50	16,813	16	0.37	0.37	1.12
12/31/2013	14.67	0.19	4.67	4.86	(0.16)		(0.53)	18.84	33.19 (k)	13,326	11	0.38	0.38	1.12
12/31/2012	12.98	0.18	2.09	2.27	(0.18)		(0.40)	14.67	17.50	7,800	8	0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)		(0.64)	12.98	(1.99)	6,541	24	0.39	0.39	0.89
JNL/Mellon Capital Small Cap Index Fund
Class A
06/30/2016	14.70	0.09	0.78	0.87	—		—	15.57	5.92	1,790,600	12	0.57	0.57	1.18
12/31/2015	17.46	0.19	(0.98)	(0.79)	(0.11)		(1.86)	14.70	(4.56)	1,733,948	81	0.56	0.56	1.06
12/31/2014	16.85	0.17	0.61	0.78	(0.17)		—	17.46	4.65	1,895,881	18	0.55	0.55	1.03
12/31/2013	12.82	0.16	4.76	4.92	(0.15	)(q)	(0.74)	16.85	38.44 (k)	1,829,922	18	0.56	0.56	1.04
12/31/2012	11.56	0.22	1.62	1.84	(0.21)		(0.37)	12.82	15.89	1,064,003	17	0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)		(0.40)	11.56	(4.34)	761,311	15	0.59	0.59	0.83
Class B
06/30/2016	14.92	0.10	0.80	0.90	—		—	15.82	6.03	1,374	12	0.37	0.37	1.38
12/31/2015	17.68	0.23	(1.00)	(0.77)	(0.13)		(1.86)	14.92	(4.39)	1,283	81	0.36	0.36	1.26
12/31/2014	17.06	0.21	0.62	0.83	(0.21)		—	17.68	4.85	21,920	18	0.35	0.35	1.24
12/31/2013	12.97	0.19	4.81	5.00	(0.17	)(q)	(0.74)	17.06	38.64 (k)	19,630	18	0.36	0.36	1.23
12/31/2012	11.69	0.24	1.65	1.89	(0.24)		(0.37)	12.97	16.15	11,377	17	0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)		(0.40)	11.69	(4.20)	10,611	15	0.39	0.39	1.11
JNL/Mellon Capital International Index Fund
Class A
06/30/2016	12.75	0.24	(0.69)	(0.45)	—		—	12.30	(3.53)	2,131,091	3	0.63	0.63	3.94
12/31/2015	13.19	0.34	(0.49)	(0.15)	(0.29)		—	12.75	(1.09)	2,322,277	6	0.62	0.62	2.46
12/31/2014	14.51	0.46	(1.34)	(0.88)	(0.44)		—	13.19	(6.08)	2,190,126	6	0.62	0.62	3.15
12/31/2013	12.22	0.33	2.28	2.61	(0.32)		—	14.51	21.43	2,303,582	1	0.63	0.63	2.48
12/31/2012	10.62	0.33	1.58	1.91	(0.31)		—	12.22	18.02	1,734,284	2	0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)		—	10.62	(12.26)	1,144,242	5	0.65	0.65	2.91
Class B
06/30/2016	13.21	0.26	(0.71)	(0.45)	—		—	12.76	(3.41)	1,496	3	0.43	0.43	4.16
12/31/2015	13.67	0.43	(0.57)	(0.14)	(0.32)		—	13.21	(1.00)	1,545	6	0.42	0.42	3.02
12/31/2014	15.01	0.49	(1.36)	(0.87)	(0.47)		—	13.67	(5.82)	35,282	6	0.42	0.42	3.29
12/31/2013	12.63	0.37	2.36	2.73	(0.35)		—	15.01	21.64	32,612	1	0.43	0.43	2.69
12/31/2012	10.96	0.38	1.62	2.00	(0.33)		—	12.63	18.28	23,298	2	0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)		—	10.96	(12.09)	19,988	5	0.45	0.45	3.14

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Bond Index Fund
Class A
06/30/2016	$11.50	$0.11	$0.47	$0.58	$—		$—		$12.08	5.04%	$1,190,923	44	(r)%	0.57%		0.57%		1.84%
12/31/2015	11.78	0.22	(0.24)	(0.02)	(0.23)		(0.03)		11.50	(0.12)	1,050,126	80	(r)	0.58		0.58		1.85
12/31/2014	11.62	0.24	0.41	0.65	(0.37)		(0.12)		11.78	5.61	892,848	78	(r)	0.57		0.57		1.97
12/31/2013	12.22	0.20	(0.53)	(0.33)	(0.26)		(0.01)		11.62	(2.73)	1,543,416	69	(r)	0.56		0.56		1.66
12/31/2012	12.11	0.24	0.19	0.43	(0.27)		(0.05)		12.22	3.61	1,826,770	63	(r)	0.56		0.56		1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)		(0.12)		12.11	7.15	1,549,529	94	(r)	0.57		0.57		2.57
Class B
06/30/2016	11.88	0.12	0.49	0.61	—		—		12.49	5.13	1,449	44	(r)	0.37		0.37		2.04
12/31/2015	12.15	0.25	(0.24)	0.01	(0.25)		(0.03)		11.88	0.15	1,369	80	(r)	0.38		0.38		2.06
12/31/2014	11.99	0.27	0.42	0.69	(0.41)		(0.12)		12.15	5.75	5,477	78	(r)	0.37		0.37		2.18
12/31/2013	12.61	0.23	(0.56)	(0.33)	(0.28)		(0.01)		11.99	(2.60)	4,558	69	(r)	0.36		0.36		1.87
12/31/2012	12.48	0.28	0.20	0.48	(0.30)		(0.05)		12.61	3.85	4,559	63	(r)	0.36		0.36		2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)		(0.12)		12.48	7.31	4,345	94	(r)	0.37		0.37		2.75
JNL/Mellon Capital Utilities Sector Fund
Class A
06/30/2016	10.99	0.17	2.38	2.55	—		—		13.54	23.20	79,879	8		0.70		0.70		2.81
12/31/2015	11.85	0.33	(0.98)	(0.65)	(0.15)		(0.06)		10.99	(5.41)	43,462	34		0.70		0.70		2.92
12/31/2014	9.39	0.31	2.15	2.46	(0.00	)(i)	—		11.85	26.20	46,617	14		0.71		0.71		2.87
12/31/2013 *	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00	)(i)	9.39	(3.98)	3,246	77		0.73		0.73		3.41
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2016	11.86	(0.01)	(0.70)	(0.71)	—		—		11.15	(5.99)	211,818	14		1.08		1.10		(0.18)
12/31/2015	12.95	(0.09)	(0.48)	(0.57)	—		(0.52)		11.86	(4.32)	236,038	24		1.10		1.10		(0.66)
12/31/2014	13.13	(0.06)	0.01	(0.05)	—		(0.13)		12.95	(0.40)	214,231	75		1.10		1.10		(0.49)
12/31/2013	9.55	(0.06)	3.66	3.60	—		(0.02)		13.13	37.73	209,418	41		1.10		1.10		(0.48)
12/31/2012 *	10.00	0.04	(0.45)	(0.41)	(0.04	)(s)	—		9.55	(4.13)	17,008	28		1.11		1.11		0.59
Class B
06/30/2016	11.94	0.00	(0.70)	(0.70)	—		—		11.24	(5.86)	13	14		0.88		0.90		0.03
12/31/2015	13.01	(0.06)	(0.49)	(0.55)	—		(0.52)		11.94	(4.15)	14	24		0.90		0.90		(0.47)
12/31/2014	13.16	(0.04)	0.02	(0.02)	—		(0.13)		13.01	(0.17)	136	75		0.90		0.90		(0.28)
12/31/2013	9.55	(0.01)	3.64	3.63	—		(0.02)		13.16	38.04	133	41		0.90		0.90		(0.12)
12/31/2012 *	10.00	0.05	(0.45)	(0.40)	(0.05	)(s)	—		9.55	(4.05)	96	28		0.91		0.91		0.86
JNL Multi-Manager Alternative Fund
Class A
06/30/2016	9.57	0.02	(0.15)	(0.13)	—		—		9.44	(1.36)	722,267	160		2.06	(j)	2.50	(j)	0.36
12/31/2015 *	10.00	0.00	(0.43)	(0.43)	—		—		9.57	(4.30)	707,434	178		2.10	(j)	2.51	(j)	0.07
JNL Multi-Manager Small Cap Growth Fund
Class A
06/30/2016	22.26	(0.02)	(1.15)	(1.17)	—		—		21.09	(5.26)	1,131,708	53		0.98		0.98		(0.20)
12/31/2015	27.27	(0.13)	(1.06)	(1.19)	—		(3.82)		22.26	(4.68)	1,260,834	137		0.98		0.98		(0.49)
12/31/2014	29.09	(0.08)	0.85	0.77	—		(2.59)		27.27	2.80	1,361,883	46		0.97		0.97		(0.27)
12/31/2013	22.77	(0.07)	6.99	6.92	(0.02)		(0.58)		29.09	30.47 (k)	1,637,979	71		0.97		0.97		(0.28)
12/31/2012	20.16	0.02	2.76	2.78	—		(0.17)		22.77	13.83	1,272,126	51		0.98		0.98		0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	—		(1.20)		20.16	(2.31)	820,374	39		0.99		0.99		(0.51)
Class B
06/30/2016	23.06	0.00	(1.19)	(1.19)	—		—		21.87	(5.16)	817	53		0.78		0.78		0.01
12/31/2015	28.05	(0.08)	(1.09)	(1.17)	—		(3.82)		23.06	(4.47)	894	137		0.78		0.78		(0.28)
12/31/2014	29.78	(0.02)	0.88	0.86	—		(2.59)		28.05	3.04	1,188	46		0.77		0.77		(0.07)
12/31/2013	23.29	(0.02)	7.15	7.13	(0.06)		(0.58)		29.78	30.69 (k)	1,159	71		0.77		0.77		(0.08)
12/31/2012	20.57	0.05	2.84	2.89	—		(0.17)		23.29	14.09	912	51		0.78		0.78		0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	—		(1.20)		20.57	(2.09)	638	39		0.79		0.79		(0.31)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Multi-Manager Small Cap Value Fund
Class A
06/30/2016	$12.86	$0.05	$0.26	$0.31	$—	$—		$13.17	2.41%	$1,039,737	41%		1.08%	1.08%	0.85%
12/31/2015	15.19	0.09	(1.49)	(1.40)	(0.05)	(0.88)		12.86	(9.44)	1,020,575	138		1.08	1.08	0.61
12/31/2014	16.61	0.06	(0.04)	0.02	(0.06)	(1.38)		15.19	0.15	1,147,989	20		1.08	1.08	0.34
12/31/2013	12.53	0.06	4.24	4.30	(0.12)	(0.10)		16.61	34.38	1,031,865	25		1.08	1.08	0.39
12/31/2012	10.69	0.15	1.73	1.88	(0.03)	(0.01)		12.53	17.62	919,607	8		1.10	1.10	1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	—		10.69	(2.73)	413,671	17		1.12	1.12	0.54
Class B
06/30/2016	12.86	0.07	0.25	0.32	—	—		13.18	2.49	431	41		0.88	0.88	1.05
12/31/2015	15.19	0.12	(1.49)	(1.37)	(0.08)	(0.88)		12.86	(9.26)	417	138		0.88	0.88	0.82
12/31/2014	16.60	0.09	(0.03)	0.06	(0.09)	(1.38)		15.19	0.36	511	20		0.88	0.88	0.52
12/31/2013	12.51	0.09	4.24	4.33	(0.14)	(0.10)		16.60	34.67	556	25		0.88	0.88	0.60
12/31/2012	10.66	0.16	1.74	1.90	(0.04)	(0.01)		12.51	17.87	459	8		0.90	0.90	1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	—		10.66	(2.54)	394	17		0.92	0.92	0.72
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2016	10.45	0.16	0.33	0.49	—	—		10.94	4.69	622,891	44	(t)	0.94	0.94	2.98
12/31/2015	10.89	0.32	(0.44)	(0.12)	(0.15)	(0.17)		10.45	(1.14)	761,507	80	(t)	0.94	0.94	2.92
12/31/2014	10.50	0.29	0.22	0.51	(0.08)	(0.04)		10.89	4.90	667,837	107	(t)	0.95	0.95	2.68
12/31/2013	10.54	0.24	(0.25)	(0.01)	(0.02)	(0.01)		10.50	(0.10)	467,334	106	(t)	0.95	0.95	2.24
12/31/2012 *	10.00	0.13	0.41	0.54	—	—		10.54	5.40	80,917	76	(t)	0.95	0.95	1.93
Class B
06/30/2016	10.52	0.17	0.33	0.50	—	—		11.02	4.75	30	44	(t)	0.74	0.74	3.23
12/31/2015	10.94	0.34	(0.42)	(0.08)	(0.17)	(0.17)		10.52	(0.81)	36	80	(t)	0.74	0.74	3.09
12/31/2014	10.53	0.31	0.23	0.54	(0.09)	(0.04)		10.94	5.14	145	107	(t)	0.75	0.75	2.88
12/31/2013	10.55	0.26	(0.25)	0.01	(0.02)	(0.01)		10.53	0.10	121	106	(t)	0.75	0.75	2.43
12/31/2012 *	10.00	0.14	0.41	0.55	—	—		10.55	5.50	121	76	(t)	0.75	0.75	2.09
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A
06/30/2016	8.49	0.02	0.16	0.18	—	—		8.67	2.12	267,464	14		1.46	1.46	0.50
12/31/2015 *	10.00	0.01	(1.52)	(1.51)	—	—		8.49	(15.10)	129,094	39		1.46	1.46	0.08
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2016	14.23	0.12	(1.22)	(1.10)	—	—		13.13	(7.73)	1,800,754	7		0.97	0.98	1.90
12/31/2015	14.19	0.11	0.43	0.54	(0.12)	(0.38)		14.23	3.80	1,532,163	17		0.97	0.97	0.75
12/31/2014	14.26	0.16	0.12	0.28	(0.08)	(0.27)		14.19	1.91	1,233,220	20		0.99	0.99	1.11
12/31/2013	11.40	0.11	2.87	2.98	(0.12)	(0.00	)(i)	14.26	26.24	987,372	15		0.99	0.99	0.88
12/31/2012	9.55	0.14	1.82	1.96	(0.11)	—		11.40	20.54	636,096	34		1.01	1.01	1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	—		9.55	(8.22)	546,730	19		1.01	1.01	1.25
Class B
06/30/2016	14.44	0.14	(1.24)	(1.10)	—	—		13.34	(7.62)	1,381	7		0.77	0.78	2.17
12/31/2015	14.39	0.15	0.43	0.58	(0.15)	(0.38)		14.44	3.97	1,018	17		0.77	0.77	0.97
12/31/2014	14.45	0.19	0.12	0.31	(0.10)	(0.27)		14.39	2.08	1,019	20		0.79	0.79	1.30
12/31/2013	11.54	0.14	2.91	3.05	(0.14)	(0.00	)(i)	14.45	26.52	1,030	15		0.79	0.79	1.12
12/31/2012	9.66	0.16	1.85	2.01	(0.13)	—		11.54	20.82	839	34		0.81	0.81	1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	—		9.66	(8.11)	631	19		0.81	0.81	1.40

See accompanying Notes to Financial Statements.

			Increase (Decrease) from Investment Operations						Distributions from							Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(b)		Net Realized & Unrealized Gains (Losses)		Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period		Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PIMCO Real Return Fund
Class A
06/30/2016	$9.74		$0.08		$0.52		$0.60		$—		$—		$10.34		6.16%	$1,636,663	34%	1.05	%(j)	1.05	%(j)	1.56%
12/31/2015	10.46		0.05		(0.37)		(0.32)		(0.40)		—		9.74		(3.10)	1,571,160	29	0.94	(j)	0.94	(j)	0.47
12/31/2014	10.20		0.15		0.19		0.34		(0.08)		—		10.46		3.29	1,950,838	34	0.86	(j)	0.86	(j)	1.37
12/31/2013	12.89		0.07		(1.24)		(1.17)		(0.17)		(1.35)		10.20		(9.13)	1,820,680	86	0.86	(j)	0.86	(j)	0.61
12/31/2012	12.83		0.13		0.96		1.09		(0.25)		(0.78)		12.89		8.43	3,083,176	85	0.85	(j)	0.85	(j)	0.98
12/31/2011	12.06		0.21		1.20		1.41		(0.11)		(0.53)		12.83		11.71	2,714,541	443	0.81	(j)	0.81	(j)	1.65
Class B
06/30/2016	9.82		0.09		0.54		0.63		—		—		10.45		6.42	742	34	0.85	(j)	0.85	(j)	1.79
12/31/2015	10.56		0.08		(0.40)		(0.32)		(0.42)		—		9.82		(3.03)	693	29	0.74	(j)	0.74	(j)	0.80
12/31/2014	10.30		0.17		0.19		0.36		(0.10)		—		10.56		3.52	757	34	0.66	(j)	0.66	(j)	1.61
12/31/2013	13.01		0.10		(1.25)		(1.15)		(0.21)		(1.35)		10.30		(8.88)	768	86	0.66	(j)	0.66	(j)	0.84
12/31/2012	12.93		0.16		0.97		1.13		(0.27)		(0.78)		13.01		8.67	952	85	0.65	(j)	0.65	(j)	1.20
12/31/2011	12.15		0.23		1.20		1.43		(0.12)		(0.53)		12.93		11.84	513	443	0.61	(j)	0.61	(j)	1.76
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2016	12.04		0.16		0.35		0.51		—		—		12.55		4.24	4,174,021	222	0.78	(j)	0.80	(j)	2.64
12/31/2015	12.61		0.30		(0.25)		0.05		(0.38)		(0.24)		12.04		0.41	4,316,143	37	0.79	(j)	0.80	(j)	2.35
12/31/2014	12.61		0.16		0.34		0.50		(0.45)		(0.05)		12.61		3.98	4,541,679	265	0.80	(j)	0.80	(j)	1.27
12/31/2013	13.06		0.14		(0.41)		(0.27)		(0.16)		(0.02)		12.61		(2.08)	5,138,711	421	0.80	(j)	0.80	(j)	1.05
12/31/2012	12.57		0.24		0.76		1.00		(0.25)		(0.26)		13.06		8.00	5,788,043	448	0.80	(j)	0.80	(j)	1.79
12/31/2011	12.35		0.30		0.31		0.61		(0.37)		(0.02)		12.57		4.91	3,843,292	500	0.80	(j)	0.80	(j)	2.35
Class B
06/30/2016	12.93		0.19		0.37		0.56		—		—		13.49		4.33	19,020	222	0.58	(j)	0.60	(j)	2.85
12/31/2015	13.50		0.35		(0.27)		0.08		(0.41)		(0.24)		12.93		0.56	17,787	37	0.59	(j)	0.60	(j)	2.55
12/31/2014	13.46		0.20		0.37		0.57		(0.48)		(0.05)		13.50		4.27	18,000	265	0.60	(j)	0.60	(j)	1.47
12/31/2013	13.93		0.17		(0.43)		(0.26)		(0.19)		(0.02)		13.46		(1.92)	19,989	421	0.60	(j)	0.60	(j)	1.26
12/31/2012	13.37		0.28		0.81		1.09		(0.27)		(0.26)		13.93		8.21	24,851	448	0.60	(j)	0.60	(j)	2.00
12/31/2011	13.11		0.34		0.33		0.67		(0.39)		(0.02)		13.37		5.12	17,968	500	0.60	(j)	0.60	(j)	2.55
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2016	10.11		0.19		0.23		0.42		—		—		10.53		4.15	1,283,181	16	0.99		0.99		3.77
12/31/2015	10.65		0.39		(0.52)		(0.13)		(0.41)		—		10.11		(1.28)	1,512,553	37	0.98		0.98		3.60
12/31/2014	10.91		0.38		(0.36)		0.02		(0.26)		(0.02)		10.65		0.12	1,611,668	97	0.98		0.98		3.44
12/31/2013	10.60		0.40		0.07		0.47		(0.16)		—		10.91		4.41	1,543,108	62	0.98		0.98		3.71
12/31/2012	10.07		0.44		0.35		0.79		(0.26)		—		10.60		7.82	659,373	55	1.00		1.00		4.17
12/31/2011*	10.00		0.36		(0.29)		0.07		—		—		10.07		0.70	445,716	57	1.00		1.00		3.64
JNL/PPM America High Yield Bond Fund
Class A
06/30/2016	11.51	(l)	0.37	(l)	0.65	(l)	1.02	(l)	—		—		12.53		8.96	2,309,420	46	0.74		0.74		6.29
12/31/2015	13.31	(l)	0.80	(l)	(1.74	)(l)	(0.94	)(l)	(0.83	)(l)	(0.03	)(l)	11.51	(l)	(7.05)	2,360,906	76	0.74		0.74		5.98
12/31/2014	14.37	(l)	0.83	(l)	(0.81	)(l)	0.02	(l)	(0.86	)(l)	(0.22	)(l)	13.31	(l)	0.13	2,729,886	64	0.74		0.74		5.58
12/31/2013	14.42	(l)	0.92	(l)	0.27	(l)	1.19	(l)	(0.91	)(l)	(0.33	)(l)	14.37	(l)	8.20	2,573,016	94	0.74		0.74		6.17
12/31/2012	13.02	(l)	0.97	(l)	1.21	(l)	2.18	(l)	(0.78	)(l)	—		14.42	(l)	16.75	2,193,974	73	0.74		0.74		6.87
12/31/2011	13.33	(l)	0.99	(l)	(0.37	)(l)	0.62	(l)	(0.93	)(l)	—		13.02	(l)	4.67	1,261,007	46	0.75		0.75		7.21
Class B
06/30/2016	13.22	(l)	0.44	(l)	0.76	(l)	1.20	(l)	—		—		14.42		9.08	11,015	46	0.54		0.54		6.48
12/31/2015	15.15	(l)	0.94	(l)	(1.98	)(l)	(1.04	)(l)	(0.86	)(l)	(0.03	)(l)	13.22	(l)	(6.92)	10,275	76	0.54		0.54		6.18
12/31/2014	16.21	(l)	0.97	(l)	(0.92	)(l)	0.05	(l)	(0.89	)(l)	(0.22	)(l)	15.15	(l)	0.44	11,965	64	0.54		0.54		5.78
12/31/2013	16.11	(l)	1.07	(l)	0.30	(l)	1.37	(l)	(0.94	)(l)	(0.33	)(l)	16.21	(l)	8.52	12,319	94	0.54		0.54		6.39
12/31/2012	14.46	(l)	1.12	(l)	1.33	(l)	2.45	(l)	(0.80	)(l)	—		16.11	(l)	16.90	11,478	73	0.54		0.54		7.10
12/31/2011	14.70	(l)	1.12	(l)	(0.40	)(l)	0.72	(l)	(0.96	)(l)	—		14.46	(l)	4.96	8,751	46	0.55		0.55		7.41

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2016	$12.40	$0.06	$0.83	$0.89	$—		$—		$13.29	7.18%	$500,167	14%		0.99%		1.05%		0.98%
12/31/2015	15.54	0.13	(1.28)	(1.15)	(0.11)		(1.88)		12.40	(8.06)	343,812	46		1.00		1.06		0.84
12/31/2014	14.93	0.11	1.44	1.55	(0.08)		(0.86)		15.54	10.45	391,525	47		1.04		1.06		0.72
12/31/2013	10.64	0.09	4.28	4.37	(0.08)		—		14.93	41.08	318,545	43		1.06		1.06		0.73
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)		10.64	16.43	153,777	71		1.06		1.06		0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)		9.78	(7.41)	117,872	68		1.06		1.06		0.48
Class B
06/30/2016	12.46	0.07	0.85	0.92	—		—		13.38	7.38	59	14		0.79		0.85		1.16
12/31/2015	15.61	0.16	(1.29)	(1.13)	(0.14)		(1.88)		12.46	(7.92)	66	46		0.80		0.86		1.02
12/31/2014	14.98	0.14	1.45	1.59	(0.10)		(0.86)		15.61	10.69	268	47		0.84		0.86		0.90
12/31/2013	10.67	0.12	4.28	4.40	(0.09)		—		14.98	41.31	261	43		0.86		0.86		0.91
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)		10.67	16.70	162	71		0.86		0.86		1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)		9.80	(7.23)	150	68		0.86		0.86		0.69
JNL/PPM America Small Cap Value Fund
Class A
06/30/2016	10.12	0.04	0.93	0.97	—		—		11.09	9.58	484,205	34		1.00		1.05		0.69
12/31/2015	11.26	0.07	(0.46)	(0.39)	(0.06)		(0.69)		10.12	(3.49)	381,841	54		1.00		1.05		0.57
12/31/2014	12.51	0.05	0.68	0.73	(0.03)		(1.95)		11.26	5.85	211,532	69		1.05		1.06		0.39
12/31/2013	9.74	0.06	3.56	3.62	(0.04)		(0.81)		12.51	37.35	198,874	48		1.06		1.06		0.51
12/31/2012	8.41	0.08	1.57	1.65	(0.09)		(0.23)		9.74	19.68	99,004	86		1.06		1.06		0.91
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)		8.41	(8.02)	68,493	75		1.06		1.06		0.26
Class B
06/30/2016	10.36	0.05	0.96	1.01	—		—		11.37	9.75	78	34		0.80		0.85		0.92
12/31/2015	11.31	0.08	(0.26)	(0.18)	(0.08)		(0.69)		10.36	(1.48)	33	54		0.80		0.85		0.68
12/31/2014	12.54	0.07	0.70	0.77	(0.05)		(1.95)		11.31	6.14	14,348	69		0.85		0.86		0.58
12/31/2013	9.76	0.08	3.57	3.65	(0.06)		(0.81)		12.54	37.56	16,945	48		0.86		0.86		0.72
12/31/2012	8.43	0.10	1.58	1.68	(0.12)		(0.23)		9.76	19.93	6,729	86		0.86		0.86		1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)		8.43	(7.84)	6,119	75		0.86		0.86		0.46
JNL/PPM America Total Return Fund†
Class A
06/30/2016	11.43	0.17	0.52	0.69	—		—		12.12	6.04	1,040,402	49	(x)	0.80		0.80		3.01
12/31/2015	11.85	0.34	(0.47)	(0.13)	(0.28)		(0.01)		11.43	(1.11)	1,044,307	88	(x)	0.79	(y)	0.79	(y)	2.84
12/31/2014	11.36	0.34	0.35	0.69	(0.20)		(0.00	)(i)	11.85	6.06	1,094,721	94	(x)	0.81		0.81		2.86
12/31/2013	11.83	0.33	(0.31)	0.02	(0.19)		(0.30)		11.36	0.20	595,841	102	(x)	0.80		0.80		2.84
12/31/2012	10.72	0.25	0.86	1.11	(0.00	)(i)	(0.00	)(i)	11.83	10.44	487,664	229	(x)	0.80		0.80		2.15
12/31/2011 (w)	11.73	0.04	0.04	0.08	(0.49)		(0.60)		10.72	0.87	301,591	33	(x)	0.76	(z)	0.76	(z)	2.41
10/31/2011	12.38	0.50	0.27	0.77	(0.54)		(0.88)		11.73	7.25	29,476	302	(x)	0.61		0.61		4.36
JNL/PPM America Value Equity Fund
Class A
06/30/2016	17.63	0.17	0.51	0.68	—		—		18.31	3.86	162,901	13		0.86		0.86		1.96
12/31/2015	19.31	0.32	(2.00)	(1.68)	—		—		17.63	(8.70)	162,482	26		0.86		0.86		1.72
12/31/2014	17.97	0.28	1.98	2.26	(0.92)		—		19.31	12.50	212,739	33		0.85		0.85		1.47
12/31/2013	12.96	0.23	4.98	5.21	(0.20)		—		17.97	40.23 (k)	179,288	31		0.86		0.86		1.45
12/31/2012	11.36	0.21	1.57	1.78	(0.18)		—		12.96	15.66	118,286	39		0.86		0.86		1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		—		11.36	(5.26)	102,336	50		0.86		0.86		1.39
Class B
06/30/2016	17.74	0.19	0.51	0.70	—		—		18.44	3.95	67	13		0.66		0.66		2.15
12/31/2015	19.38	0.36	(2.00)	(1.64)	—		—		17.74	(8.46)	72	26		0.66		0.66		1.91
12/31/2014	18.05	0.32	1.99	2.31	(0.98)		—		19.38	12.74	991	33		0.65		0.65		1.69
12/31/2013	13.01	0.26	5.01	5.27	(0.23)		—		18.05	40.50 (k)	550	31		0.66		0.66		1.63
12/31/2012	11.40	0.23	1.59	1.82	(0.21)		—		13.01	15.92	369	39		0.66		0.66		1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		—		11.40	(5.06)	264	50		0.66		0.66		1.47

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2016	$9.64	$0.12	$(0.42)	$(0.30)	$—	$—	$9.34	(3.11)%	$477,238	10%	1.17%	1.17%	2.63%
12/31/2015	10.91	0.23	(0.25)	(0.02)	(0.67)	(0.58)	9.64	(0.41)	641,681	27	1.17	1.17	2.06
12/31/2014	12.17	0.21	(0.14)	0.07	(0.85)	(0.48)	10.91	0.62	847,960	34	1.17	1.17	1.71
12/31/2013	9.33	0.20	3.64	3.84	(1.00)	—	12.17	41.66	826,147	40	1.17	1.17	1.80
12/31/2012	7.25	0.15	2.04	2.19	—	(0.11)	9.33	30.26	684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)	(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
Class B
06/30/2016	9.73	0.15	(0.44)	(0.29)	—	—	9.44	(2.98)	450	10	0.97	0.97	3.16
12/31/2015	11.01	0.26	(0.26)	0.00	(0.70)	(0.58)	9.73	(0.23)	435	27	0.97	0.97	2.25
12/31/2014	12.26	0.24	(0.14)	0.10	(0.87)	(0.48)	11.01	0.86	515	34	0.97	0.97	1.92
12/31/2013	9.40	0.22	3.66	3.88	(1.02)	—	12.26	41.79	550	40	0.97	0.97	1.96
12/31/2012	7.28	0.17	2.06	2.23	—	(0.11)	9.40	30.69	430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)	(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
JNL/S&P Competitive Advantage Fund
Class A
06/30/2016	15.35	0.10	(0.55)	(0.45)	—	—	14.90	(2.93)	2,754,516	2	0.66	0.66	1.29
12/31/2015	16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19	2,697,114	81	0.66	0.66	0.98
12/31/2014	16.82	0.15	1.54	1.69	(0.05)	(1.57)	16.89	10.06	2,800,241	54	0.66	0.66	0.90
12/31/2013	12.54	0.09	5.27	5.36	(0.09)	(0.99)	16.82	42.94	1,720,778	68	0.67	0.67	0.59
12/31/2012	10.95	0.14	1.68	1.82	(0.07)	(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)	(0.78)	10.95	10.53	534,406	67	0.70	0.70	1.17
Class B
06/30/2016	15.44	0.11	(0.55)	(0.44)	—	—	15.00	(2.85)	385	2	0.46	0.46	1.50
12/31/2015	16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40	431	81	0.46	0.46	1.18
12/31/2014	16.87	0.19	1.54	1.73	(0.06)	(1.57)	16.97	10.30	542	54	0.46	0.46	1.11
12/31/2013	12.56	0.12	5.28	5.40	(0.10)	(0.99)	16.87	43.23	473	68	0.47	0.47	0.79
12/31/2012	10.95	0.21	1.64	1.85	(0.08)	(0.16)	12.56	16.91	531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)	(0.78)	10.95	10.65	102	67	0.50	0.50	1.38
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2016	14.09	0.23	1.58	1.81	—	—	15.90	12.85	4,979,663	3	0.66	0.66	3.04
12/31/2015	15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69	0.66	0.66	2.84
12/31/2014	14.24	0.42	1.53	1.95	(0.20)	(0.72)	15.27	13.70	4,277,523	36	0.66	0.66	2.76
12/31/2013	11.39	0.36	3.13	3.49	(0.19)	(0.45)	14.24	30.78	2,928,292	57	0.67	0.67	2.66
12/31/2012	10.70	0.38	0.99	1.37	(0.18)	(0.50)	11.39	12.81	1,267,104	55	0.67	0.67	3.30
12/31/2011	9.76	0.32	0.89	1.21	(0.13)	(0.14)	10.70	12.42	920,551	62	0.69	0.69	3.10
Class B
06/30/2016	14.25	0.24	1.60	1.84	—	—	16.09	12.91	1,538	3	0.46	0.46	3.23
12/31/2015	15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69	0.46	0.46	3.03
12/31/2014	14.36	0.45	1.54	1.99	(0.21)	(0.72)	15.42	13.89	1,183	36	0.46	0.46	2.96
12/31/2013	11.46	0.39	3.16	3.55	(0.20)	(0.45)	14.36	31.14	1,082	57	0.47	0.47	2.85
12/31/2012	10.76	0.41	0.98	1.39	(0.19)	(0.50)	11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)	(0.14)	10.76	12.66	341	62	0.49	0.49	3.34
JNL/S&P International 5 Fund
Class A
06/30/2016	9.19	0.21	(0.31)	(0.10)	—	—	9.09	(1.09)	124,908	62	0.80	0.80	4.54
12/31/2015	9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79	0.80	0.80	2.79
12/31/2014 *	10.00	0.08	(0.62)	(0.54)	—	—	9.46	(5.40)	123,501	0	0.80	0.80	2.77

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Intrinsic Value Fund
Class A
06/30/2016	$12.34	$0.16	$(0.50)	$(0.34)	$—	$—	$12.00	(2.76)%	$2,543,959	2%	0.66%	0.66%	2.71%
12/31/2015	16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85	0.66	0.66	2.51
12/31/2014	15.59	0.24	2.57	2.81	(0.12)	(1.73)	16.55	18.04	2,636,223	71	0.67	0.67	1.48
12/31/2013	10.93	0.21	5.22	5.43	(0.13)	(0.64)	15.59	49.95	1,616,263	105	0.68	0.68	1.51
12/31/2012	9.90	0.20	1.20	1.40	(0.11)	(0.26)	10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)	(0.65)	9.90	6.52	568,684	104	0.70	0.70	1.51
Class B
06/30/2016	12.57	0.18	(0.52)	(0.34)	—	—	12.23	(2.70)	447	2	0.46	0.46	2.89
12/31/2015	16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46	0.46	2.54
12/31/2014	15.79	0.28	2.60	2.88	(0.14)	(1.73)	16.80	18.23	778	71	0.47	0.47	1.67
12/31/2013	11.05	0.24	5.28	5.52	(0.14)	(0.64)	15.79	50.26	731	105	0.48	0.48	1.69
12/31/2012	10.00	0.25	1.18	1.43	(0.12)	(0.26)	11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)	(0.65)	10.00	6.77	196	104	0.50	0.50	1.62
JNL/S&P Mid 3 Fund
Class A
06/30/2016	10.05	0.07	0.35	0.42	—	—	10.47	4.18	311,233	73	0.80	0.80	1.44
12/31/2015	11.41	0.09	(1.30)	(1.21)	(0.01)	(0.14)	10.05	(10.61)	422,825	181	0.80	0.80	0.84
12/31/2014 *	10.00	0.07	1.34	1.41	—	—	11.41	14.10	164,875	100	0.80	0.80	0.90
Class B
06/30/2016	10.08	0.08	0.35	0.43	—	—	10.51	4.27	12	73	0.60	0.60	1.64
12/31/2015	11.43	0.11	(1.30)	(1.19)	(0.02)	(0.14)	10.08	(10.48)	11	181	0.60	0.60	0.95
12/31/2014 *	10.00	0.07	1.36	1.43	—	—	11.43	14.30	116	100	0.60	0.60	1.03
JNL/S&P Total Yield Fund
Class A
06/30/2016	12.03	0.14	0.33	0.47	—	—	12.50	3.91	2,217,729	9	0.67	0.67	2.24
12/31/2015	15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)	2,094,742	86	0.67	0.67	2.04
12/31/2014	14.98	0.33	2.04	2.37	(0.13)	(2.15)	15.07	15.89	1,917,060	117	0.67	0.67	2.05
12/31/2013	10.36	0.23	5.10	5.33	(0.13)	(0.58)	14.98	51.68	1,167,108	121	0.68	0.68	1.74
12/31/2012	8.66	0.20	1.69	1.89	(0.09)	(0.10)	10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)	(0.46)	8.66	(5.40)	368,696	76	0.70	0.70	1.47
Class B
06/30/2016	12.14	0.15	0.33	0.48	—	—	12.62	3.95	318	9	0.47	0.47	2.46
12/31/2015	15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)	296	86	0.47	0.47	2.04
12/31/2014	15.06	0.35	2.06	2.41	(0.15)	(2.15)	15.17	16.03	521	117	0.47	0.47	2.21
12/31/2013	10.40	0.27	5.11	5.38	(0.14)	(0.58)	15.06	52.00	547	121	0.48	0.48	2.00
12/31/2012	8.68	0.21	1.71	1.92	(0.10)	(0.10)	10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)	(0.46)	8.68	(5.27)	126	76	0.50	0.50	1.66
JNL/Scout Unconstrained Bond Fund
Class A
06/30/2016	9.57	0.06	0.37	0.43	—	—	10.00	4.49	1,218,428	398	1.00	1.00	1.14
12/31/2015	9.62	0.06	(0.11)	(0.05)	—	—	9.57	(0.52)	946,774	444	1.00	1.00	0.58
12/31/2014 *	10.00	(0.02)	(0.36)	(0.38)	—	—	9.62	(3.80)	696,028	36	1.00	1.00	(0.32)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2016	$34.38	$0.01	$(2.06)	$(2.05)	$—		$—	$32.33	(5.96)%	$6,267,171	21%	0.85%	0.85%	0.09%
12/31/2015	33.19	(0.06)	3.60	3.54	—		(2.35)	34.38	10.70	6,783,994	35	0.86	0.86	(0.16)
12/31/2014	33.33	(0.04)	2.95	2.91	—		(3.05)	33.19	8.71	4,884,766	36	0.86	0.86	(0.12)
12/31/2013	24.92	(0.05)	9.68	9.63	(0.02)		(1.20)	33.33	38.67	4,323,901	33	0.86	0.86	(0.16)
12/31/2012	20.97	0.03	3.92	3.95	—		—	24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	—		—	20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
Class B
06/30/2016	35.24	0.05	(2.12)	(2.07)	—		—	33.17	(5.87)	68,473	21	0.65	0.65	0.28
12/31/2015	33.90	0.01	3.68	3.69	—		(2.35)	35.24	10.92	74,780	35	0.66	0.66	0.04
12/31/2014	33.91	0.03	3.01	3.04	—		(3.05)	33.90	8.95	63,192	36	0.66	0.66	0.08
12/31/2013	25.31	0.01	9.85	9.86	(0.06)		(1.20)	33.91	38.97	58,140	33	0.66	0.66	0.04
12/31/2012	21.26	0.07	3.98	4.05	—		—	25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	—		—	21.26	(0.98)	35,832	28	0.67	0.67	0.08
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2016	37.87	(0.02)	0.55	0.53	—		—	38.40	1.40	3,649,611	11	1.00	1.00	(0.10)
12/31/2015	38.87	(0.10)	2.58	2.48	—		(3.48)	37.87	6.47	3,635,887	31	1.00	1.00	(0.25)
12/31/2014	37.47	(0.14)	4.98	4.84	(0.06)		(3.38)	38.87	12.83	2,992,442	30	1.01	1.01	(0.36)
12/31/2013	29.14	(0.13)	10.74	10.61	—		(2.28)	37.47	36.50 (k)	2,508,258	33	1.01	1.01	(0.39)
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)	29.14	13.59	1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(i)	(2.46)	26.86	(1.46)	1,437,209	38	1.01	1.01	(0.47)
Class B
06/30/2016	39.23	0.02	0.58	0.60	—		—	39.83	1.53	71,034	11	0.80	0.80	0.10
12/31/2015	40.07	(0.02)	2.66	2.64	—		(3.48)	39.23	6.67	71,922	31	0.80	0.80	(0.06)
12/31/2014	38.45	(0.06)	5.12	5.06	(0.06)		(3.38)	40.07	13.07	64,631	30	0.81	0.81	(0.16)
12/31/2013	29.81	(0.07)	10.99	10.92	—		(2.28)	38.45	36.72 (k)	57,214	33	0.81	0.81	(0.19)
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)	29.81	13.83	41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)	27.44	(1.25)	38,236	38	0.81	0.81	(0.27)
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2016	9.81	0.05	0.11	0.16	—		—	9.97	1.63	1,726,339	38	0.71	0.71	1.05
12/31/2015	9.87	0.08	(0.05)	0.03	(0.09)		—	9.81	0.32	1,830,411	47	0.71	0.71	0.81
12/31/2014	9.94	0.09	(0.05)	0.04	(0.11)		—	9.87	0.43	1,780,915	41	0.71	0.71	0.90
12/31/2013	10.06	0.07	(0.06)	0.01	(0.13)		—	9.94	0.10	1,657,217	59	0.70	0.70	0.72
12/31/2012	9.91	0.11	0.13	0.24	(0.09)		—	10.06	2.44	2,018,886	45	0.71	0.71	1.08
12/31/2011	9.88	0.14	(0.00)	0.14	(0.11)		—	9.91	1.38	1,220,682	50	0.72	0.72	1.41
Class B
06/30/2016	9.90	0.06	0.12	0.18	—		—	10.08	1.82	287	38	0.51	0.51	1.25
12/31/2015	9.97	0.10	(0.06)	0.04	(0.11)		—	9.90	0.41	297	47	0.51	0.51	0.96
12/31/2014	10.03	0.11	(0.04)	0.07	(0.13)		—	9.97	0.73	1,225	41	0.51	0.51	1.11
12/31/2013	10.15	0.09	(0.06)	0.03	(0.15)		—	10.03	0.28	294	59	0.50	0.50	0.91
12/31/2012	9.99	0.14	0.12	0.26	(0.10)		—	10.15	2.64	206	45	0.51	0.51	1.36
12/31/2011	9.95	0.16	(0.00)	0.16	(0.12)		—	9.99	1.58	284	50	0.52	0.52	1.54

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Value Fund
Class A
06/30/2016	$15.47	$0.13	$0.19	$0.32	$—		$—		$15.79	2.07%	$4,030,064	62%		0.91%		0.91%		1.70%
12/31/2015	17.24	0.20	(0.52)	(0.32)	(0.14)		(1.31)		15.47	(1.84)	3,961,778	70		0.91		0.91		1.18
12/31/2014	16.13	0.19	1.94	2.13	(0.13)		(0.89)		17.24	13.24	3,565,349	49		0.91		0.91		1.13
12/31/2013	12.34	0.18	4.38	4.56	(0.18)		(0.59)		16.13	37.14	2,428,256	39		0.91		0.92		1.25
12/31/2012	10.47	0.20	1.82	2.02	(0.15)		—		12.34	19.33	1,565,619	62		0.92		0.93		1.76
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)		—		10.47	(2.07)	1,305,413	51		0.93		0.93		1.53
Class B
06/30/2016	16.02	0.15	0.20	0.35	—		—		16.37	2.18	904	62		0.71		0.71		1.90
12/31/2015	17.79	0.24	(0.54)	(0.30)	(0.16)		(1.31)		16.02	(1.65)	892	70		0.71		0.71		1.35
12/31/2014	16.61	0.23	1.99	2.22	(0.15)		(0.89)		17.79	13.41	1,330	49		0.71		0.71		1.33
12/31/2013	12.68	0.22	4.50	4.72	(0.20)		(0.59)		16.61	37.42	1,210	39		0.71		0.72		1.46
12/31/2012	10.75	0.23	1.87	2.10	(0.17)		—		12.68	19.58	1,008	62		0.72		0.73		1.96
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)		—		10.75	(1.80)	731	51		0.73		0.73		1.75
JNL/Westchester Capital Event Driven Fund
Class A
06/30/2016	9.50	(0.01)	0.01	0.00	—		—		9.50	0.00	342,471	127		2.02	(j)	2.02	(j)	(0.29)
12/31/2015 *	10.00	0.02	(0.52)	(0.50)	—		—		9.50	(5.10)	193,074	182		1.75	(j)	1.75	(j)	0.31
JNL/WMC Balanced Fund
Class A
06/30/2016	20.83	0.20	0.78	0.98	—		—		21.81	4.70	5,442,152	32	(p)	0.73		0.73		1.95
12/31/2015	22.19	0.36	(0.56)	(0.20)	(0.27)		(0.89)		20.83	(0.93)	4,825,207	112	(p)	0.73		0.73		1.61
12/31/2014	21.07	0.33	1.75	2.08	(0.27)		(0.69)		22.19	9.86	4,245,398	125	(p)	0.74		0.74		1.51
12/31/2013	18.15	0.31	3.18	3.49	(0.28)		(0.29)		21.07	19.33	3,345,428	205	(p)	0.74		0.74		1.53
12/31/2012	16.81	0.32	1.37	1.69	(0.22)		(0.13)		18.15	10.10	2,398,046	100	(p)	0.74		0.74		1.79
12/31/2011	16.45	0.30	0.24	0.54	(0.18)		—		16.81	3.27	1,792,691	52	(p)	0.74		0.74		1.81
Class B
06/30/2016	21.39	0.23	0.79	1.02	—		—		22.41	4.77	1,442	32	(p)	0.53		0.53		2.16
12/31/2015	22.75	0.41	(0.58)	(0.17)	(0.30)		(0.89)		21.39	(0.75)	1,385	112	(p)	0.53		0.53		1.81
12/31/2014	21.56	0.39	1.79	2.18	(0.30)		(0.69)		22.75	10.11	1,511	125	(p)	0.54		0.54		1.71
12/31/2013	18.54	0.35	3.27	3.62	(0.31)		(0.29)		21.56	19.62	1,404	205	(p)	0.54		0.54		1.73
12/31/2012	17.16	0.36	1.39	1.75	(0.24)		(0.13)		18.54	10.26	1,181	100	(p)	0.54		0.54		1.99
12/31/2011	16.77	0.34	0.25	0.59	(0.20)		—		17.16	3.50	1,230	52	(p)	0.54		0.54		2.00
JNL/WMC Money Market Fund
Class A
06/30/2016	1.00	0.00	0.00	0.00	—		—		1.00	0.00	1,793,917	N/A		0.47		0.56		0.00	(u)
12/31/2015	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	1,562,631	N/A		0.25		0.56		0.00	(u)
12/31/2014	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	1,286,438	N/A		0.18		0.56		0.00	(u)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	1,328,987	N/A		0.19		0.57		0.00	(u)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	1,243,885	N/A		0.25		0.57		0.00	(u)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	1,054,701	N/A		0.23		0.57		0.00	(u)
Class B
06/30/2016	1.00	0.00	0.00	0.00	—		—		1.00	0.00	7,636	N/A		0.47	(v)	0.36		0.00	(u)
12/31/2015	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	6,653	N/A		0.25		0.36		0.00	(u)
12/31/2014	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	7,285	N/A		0.18		0.36		0.00	(u)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	7,755	N/A		0.19		0.37		0.00	(u)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	7,924	N/A		0.25		0.37		0.00	(u)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(i)	(0.00	)(i)	1.00	0.00	8,547	N/A		0.23		0.37		0.00	(u)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Value Fund
Class A
06/30/2016	$20.56	$0.22	$0.60	$0.82	$—	$—	$21.38	3.99%	$1,613,888	6%	0.78%	0.78%	2.19%
12/31/2015	24.25	0.38	(1.16)	(0.78)	(0.35)	(2.56)	20.56	(3.12)	1,623,060	19	0.78	0.78	1.57
12/31/2014	23.01	0.36	2.26	2.62	(0.36)	(1.02)	24.25	11.33	1,804,121	14	0.78	0.78	1.49
12/31/2013	18.54	0.35	5.39	5.74	(0.40)	(0.87)	23.01	31.05	1,717,996	23	0.78	0.78	1.63
12/31/2012	16.83	0.37	2.39	2.76	(0.42)	(0.63)	18.54	16.35	1,262,528	31	0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)	—	16.83	(2.06)	1,220,027	19	0.79	0.79	1.66
Class B
06/30/2016	21.03	0.25	0.62	0.87	—	—	21.90	4.14	32,119	6	0.58	0.58	2.39
12/31/2015	24.74	0.44	(1.19)	(0.75)	(0.40)	(2.56)	21.03	(2.94)	30,916	19	0.58	0.58	1.77
12/31/2014	23.44	0.41	2.32	2.73	(0.41)	(1.02)	24.74	11.58	32,446	14	0.58	0.58	1.69
12/31/2013	18.87	0.41	5.48	5.89	(0.45)	(0.87)	23.44	31.27	27,300	23	0.58	0.58	1.84
12/31/2012	17.12	0.42	2.43	2.85	(0.47)	(0.63)	18.87	16.59	19,665	31	0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)	—	17.12	(1.87)	17,156	19	0.59	0.59	1.86

*                  Commencement of operations was as follows: JNL/AB Dynamic Asset Allocation Fund - April 28, 2014; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/Boston Partners Global Long Short Equity Fund - September 15, 2014; JNL/Brookfield Global Infrastructure and MLP Fund - December 12, 2011; JNL/Crescent High Income Fund - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - April 25, 2016; JNL/DoubleLine Schiller Enhanced CAPE Fund - September 28, 2015; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Harris Oakmark Global Equity Fund - April 27, 2015; JNL/Mellon Capital Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL Multi-Manager Alternative Fund - April 27, 2015; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/Oppenheimer Emerging Markets Innovator Fund - April 27, 2015; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/S&P International 5 Fund - September 15, 2014; JNL/S&P Mid 3 Fund - April 28, 2014; JNL/Scout Unconstrained Bond Fund - April 28, 2014; JNL/Westchester Capital Event Driven Fund - April 27, 2015.

†                  On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

(a)          Annualized for periods less than one year.

(b)          Calculated using the average shares method.

(c)           Total return assumes reinvestment of all distributions for the period.  Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)          Portfolio turnover is not annualized for periods of less than one year.  Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll transactions are excluded for the purpose of calculating portfolio turnover.

(e)           Consolidated Financial Statements since commencement of operations.

(f)             Consolidated Financial Statements starting year ended December 31, 2013.

(g)          Consolidated Financial Statements starting August 27, 2011.  Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. Accordingly, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s expenses.

(h)          Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.

(i)             Amount represents less than $0.005.

(j)             The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

	June 30, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
JNL/BlackRock Global Allocation Fund
Class A	1.06%	1.07%	1.07%	1.08%	N/A	N/A
Class B	0.86	0.87	0.87	0.88	N/A	N/A
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.55	1.55	1.55	N/A	N/A	N/A
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A	1.19	N/A	N/A	N/A	N/A	N/A
Class B	0.99	N/A	N/A	N/A	N/A	N/A
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.15	1.14	1.15	1.15	1.16%	1.15%
Class B	0.95	0.94	0.95	0.95	0.96	0.95
JNL Multi-Manager Alternative Fund
Class A	1.72	1.74	N/A	N/A	N/A	N/A
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	0.79	0.79	0.79	0.79
Class B	0.59	0.59	0.59	0.59	0.59	0.59
JNL/PIMCO Total Return Bond Fund
Class A	0.78	0.78	0.80	0.80	0.80	0.80
Class B	0.58	0.58	0.60	0.60	0.60	0.60
JNL/Westchester Capital Event Driven Fund
Class A	1.46	1.45	N/A	N/A	N/A	N/A

See accompanying Notes to Financial Statements.

(k)           Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%;  JNL/BlackRock Natural Resources Fund — 15.74% and 15.88%;  JNL/Capital Guardian Global Balanced Fund - 15.44% and 15.65%;  JNL/Causeway International Value Select Fund — 21.33% and 21.52%;  JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%;  JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%;  JNL/Lazard Emerging Markets Fund — 12.71% and 12.79%;  JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%;  JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%;  JNL Multi-Manager Small Cap Growth Fund — 30.43% and 30.65%;  JNL/PPM America Value Equity Fund - 40.15% and 40.42%;  JNL/T.Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(l)             On May 6, 2016, the Fund effected a reverse share split as described in Note 10 in the Notes to the Financial Statements.  Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

(m)        Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 53%, 86%, 100%, 105%, 112% and 39% in 2011, 2012, 2013, 2014 2015 and 2016, respectively.

(n)          Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 1,302%, 1,111%, 748%, 426%, 505% and 278% in 2011, 2012, 2013, 2014, 2015 and 2016, respectively.

(o)          Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(p)          Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 139%, 223%, 283%, 223%, 198% and 54% in 2011, 2012, 2013, 2014, 2015 and 2016, respectively.

(q)          Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

(r)            Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 106%, 89%, 156%, 143%, 120% and 67% in 2011, 2012, 2013, 2014, 2015 and 2016, respectively.

(s)            Distribution amount for the JNL/Morgan Stanley Mid Cap Growth Fund includes a return of capital distibution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2012.

(t)             Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246%, 380%, 382%, 363% and 180% in 2012, 2013, 2014, 2015 and 2016, respectively.

(u)          The ratios for net income (loss) to average net assets without expense waivers or recoveries for JNL/WMC Money Market Fund for 2011, 2012, 2013, 2014, 2015 and 2016 was (0.34)%, (0.32)%, (0.38)%, (0.39)%, (0.32)% and (0.09)%, respectively for Class A and (0.14)%, (0.12)%, (0.18)%, (0.19)%, (0.12)% and 0.11%, respectively for Class B shares.

(v)       Includes payments for recovery of contractual expense waivers.

(w)    For the two months ended December 31, 2011.

(x)           Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 410% for the year ended October 31, 2011, 56% for the period ended December 31, 2011, 328%, 168%, 125% and 121% for the years ended December 31, 2012, 2013, 2014 and 2015, respectively, and 65% for the period ended June 30, 2016.

(y)           The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.

(z)            The JNL/PPM America Total Return Fund began charging an annual 12b-1 fee of 0.20% of average daily net assets on December 12, 2011.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust currently offers shares in ninety-nine (99) separate funds, each with its own investment objective.  Information in these financial statements pertains to seventy-two (72) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Shares of each Fund are sold to Jackson and its separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to Jackson and to other affiliated funds.  The Funds and each Fund’s Sub-Advisers are:

Fund: (Sub-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL/AB Dynamic Asset Allocation Fund	AllianceBernstein L.P.
JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Global Allocation Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/BlackRock Natural Resources Fund	BlackRock Investment Management, LLC
JNL/Boston Partners Global Long Short Equity Fund	Robeco Investment Management, Inc.
JNL/Brookfield Global Infrastructure and MLP Fund	Brookfield Investment Management Inc.
JNL/Capital Guardian Global Balanced Fund	Capital Guardian Trust Company
JNL/Causeway International Value Select Fund	Causeway Capital Management, LLC
JNL/Crescent High Income Fund	Crescent Capital Group, LP
JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Emerging Markets Fixed Income Fund and JNL/DoubleLine Shiller Enhanced CAPE Fund	DoubleLine Capital LP
JNL/FPA + DoubleLine Flexible Allocation Fund	First Pacific Advisors, LLC DoubleLine Capital LP Ivy Investment Management Company
JNL/Franklin Templeton Global Growth Fund	Templeton Global Advisors Limited
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton International Small Cap Growth Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC
JNL/Franklin Templeton Mutual Shares Fund	Franklin Mutual Advisers, LLC

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Invesco China-India Fund	Invesco Hong Kong Limited
JNL/Invesco Global Real Estate Fund (Invesco Asset Management Limited), JNL/Invesco International Growth Fund, JNL/Invesco Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc. Invesco Asset Management Limited (Sub-Sub-Adviser)
JNL/JPMorgan MidCap Growth Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard Emerging Markets Fund	Lazard Asset Management LLC

JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Utilities Sector Fund

Mellon Capital Management Corporation
JNL/Morgan Stanley Mid Cap Growth Fund	Morgan Stanley Investment Management Inc.
JNL Multi-Manager Alternative Fund	BlueBay Asset Management LLP First Pacific Advisors, LLC Invesco Advisors, Inc. Lazard Asset Management, LLC Westchester Capital Management, LLC Western Asset Management Company

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Fund: (Sub-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL Multi-Manager Small Cap Growth Fund	Granahan Investment Management, Inc. LMCG Investments, LLC RS Investment Management Co. LLC
JNL Multi-Manager Small Cap Value Fund	Century Capital Management, LLC Chicago Equity Partners, LLC Cooke & Bieler L.P. Cortina Asset Management, LLC
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Fixed Income LLC
JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund	OppenheimerFunds, Inc.
JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund	Pacific Investment Management Company LLC

JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund

PPM America, Inc.*
JNL/Red Rocks Listed Private Equity Fund	Red Rocks Capital LLC

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)

Standard & Poor’s Investment Advisory Services LLC Mellon Capital Management Corporation (Co-Sub-Adviser)
JNL/Scout Unconstrained Bond Fund	Scout Investments, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc.
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund	Wellington Management Company LLP

*    PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Natural Resources Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco China-India Fund, JNL/Invesco Mid Cap Value Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund and JNL/Westchester Capital Event Driven Fund.

Each Fund, except JNL/AB Dynamic Asset Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/Scout Unconstrained Bond Fund and JNL/Westchester Capital Event Driven Fund offers Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of the smaller class and cause a divergence in the NAV between each class.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL/Crescent High Income Fund and JNL/DoubleLine Emerging Markets Fixed Income Fund commenced operations on April 25, 2016.  On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust and was advised by JNAM.

Effective April 25, 2016, the Sub-Adviser for JNL/Eastspring Investments China-India Fund was changed from Eastspring Investments (Singapore) Limited to Invesco Hong Kong Limited.  At that time, the name of the Fund was changed to JNL/Invesco China-India Fund.  One of the Sub-Advisers for JNL Multi-Manager Alternative Fund was changed from Visium Asset Management, LP to Westchester Capital Management, LLC and Babson Capital Management LLC was removed as a Sub-Adviser for this Fund.  DoubleLine Capital LP and First Pacific Advisors, LLC were added as Sub-Advisers for JNL/Ivy Asset Strategy Fund.  Ivy Investment Management Company remained as a Sub-Adviser with respect to certain private investments held by the Fund.  At that time, the name of the Fund was changed to JNL/FPA + DoubleLine Flexible Allocation Fund.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange.  If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly.  For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.  When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Basis of Consolidation - The accompanying financial statements and Schedules of Investments for the Funds in the summary below have each been consolidated to include the account of each Subsidiary indicated.  Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral.  Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information.  Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated.  Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund.  JNL/Ivy Asset Strategy Fund Ltd. was a wholly owned Cayman Islands domiciled subsidiary of JNL/Ivy Asset Strategy Fund and in prior years, the financial statements and Schedule of Investments for the Fund were consolidated to include the account of the Subsidiary.  Effective April 4, 2016, the Subsidiary was liquidated and the remaining assets distributed to the parent Fund, and the Adviser intends to deregister the Subsidiary.  As a result, the financial statements and Schedule of Investments for this Fund, whose name was changed to JNL/FPA + DoubleLine Flexible Allocation Fund as previously noted, are no longer consolidated.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

The summary below provides additional information (in thousands, where applicable) for each Subsidiary as of June 30, 2016.

		At June 30, 2016			For the period ended June 30, 2016
	Date Subsidiary Established	Subsidiary Net Assets	Subsidiary Percentage of Fund Net Assets	Subsidiary Net Unrealized Appreciation	Subsidiary Net Investment Loss	Subsidiary Net Realized Gain (Loss)	Subsidiary Net Change in Unrealized Appreciation (Depreciation)	Subsidiary Net Change in Net Assets From Operations
JNL/AB Dynamic Asset Allocation Fund
JNL/AB Dynamic Asset Allocation Fund Ltd.	March 7, 2014	$220	0.64%	$—	$(1)	$—	$—	$(1)
JNL/AQR Managed Futures Strategy Fund
JNL/AQR Managed Futures Strategy Fund Ltd.	June 10, 2011	175,426	23.19	2,901	(653)	1,429	298	1,074
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Allocation Fund Ltd.	June 10, 2011	127,489	3.44	4,533	(285)	620	15,258	15,593

Statement of Cash Flows - GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820.  Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2016, by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/AB Dynamic Asset Allocation Fund
Investment Companies	$21,948	$—	$—	$—	$21,948
Short Term Investments	10,145	5,349	—	—	15,494
Fund Total	$32,093	$5,349	$—	$—	$37,442

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$359,135	$356,443	$—	$—	$715,578
Fund Total	$359,135	$356,443	$—	$—	$715,578
JNL/BlackRock Global Allocation Fund
Common Stocks
Consumer Discretionary	$106,698	$126,096	$110	$—	$232,904
Consumer Staples	103,182	75,155	—	—	178,337
Energy	120,964	27,591	—	—	148,555
Financials	211,494	139,031	—	—	350,525
Health Care	195,931	81,247	—	—	277,178
Industrials	108,032	153,062	—	—	261,094
Information Technology	238,833	40,865	190	—	279,888
Materials	50,724	46,674	—	—	97,398
Telecommunication Services	21,196	54,218	—	—	75,414
Utilities	41,261	27,947	—	—	69,208
Trust Preferreds	7,481	—	—	—	7,481
Preferred Stocks	50,434	21,347	32,599	—	104,380
Warrants	—	139	—	—	139
Purchased Options	1,523	17,482	—	—	19,005
Investment Companies	125,577	—	—	—	125,577
Non-U.S. Government Agency ABS	—	2,548	—	—	2,548
Corporate Bonds and Notes	—	267,033	8,917	—	275,950
Government and Agency Obligations	—	839,264	—	—	839,264
Variable Rate Senior Loan Interests	—	25,984	4,347	—	30,331
Short Term Investments	—	410,641	—	103,603	514,244
Fund Total	$1,383,330	$2,356,324	$46,163	$103,603	$3,889,420
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$2,358,956	$70,338	$—	$—	$2,429,294
Preferred Stocks	—	—	8,960	—	8,960
Short Term Investments	107,549	—	—	6,514	114,063
Fund Total	$2,466,505	$70,338	$8,960	$6,514	$2,552,317
JNL/BlackRock Natural Resources Fund
Common Stocks	$825,851	$11,461	$—	$—	$837,312
Short Term Investments	46,600	—	—	34,755	81,355
Fund Total	$872,451	$11,461	$—	$34,755	$918,667
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$52,991	$23,499	$—	$—	$76,490
Consumer Staples	10,669	52,007	—	—	62,676
Energy	64,578	3,657	—	—	68,235
Financials	67,667	22,252	—	—	89,919
Health Care	75,712	20,136	—	—	95,848
Industrials	49,366	54,260	—	—	103,626
Information Technology	67,941	40,062	—	—	108,003
Materials	35,703	24,069	—	—	59,772
Telecommunication Services	—	9,769	—	—	9,769
Utilities	—	3,335	—	—	3,335
Preferred Stocks	—	7,809	—	—	7,809
Warrants	9	—	—	—	9
Short Term Investments	35,878	—	—	—	35,878
Fund Total	$460,514	$260,855	$—	$—	$721,369
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks
Australia	$—	$35,553	$—	$—	35,553
Canada	93,801	—	—	—	93,801
China	—	21,946	—	—	21,946
France	—	16,174	—	—	16,174
Hong Kong	—	9,198	—	—	9,198
Italy	—	32,942	—	—	32,942
Japan	—	12,340	—	—	12,340
Luxembourg	—	6,129	—	—	6,129
Mexico	6,503	—	—	—	6,503
Netherlands	—	8,359	—	—	8,359
New Zealand	—	4,787	—	—	4,787
Singapore	—	1,853	—	—	1,853
Spain	—	33,230	—	—	33,230
Switzerland	—	15,407	—	—	15,407
United Kingdom	—	70,967	—	—	70,967
United States of America	484,134	—	—	—	484,134
Short Term Investments	9869	—	—	43,017	52,886
Fund Total	$594,307	$268,885	$—	$43,017	$906,209

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Capital Guardian Global Balanced Fund
Common Stocks
Consumer Discretionary	$20,436	$27,234	$—	$—	$47,670
Consumer Staples	11,210	15,426	—	—	26,636
Energy	11,393	1,416	—	—	12,809
Financials	29,012	21,910	—	—	50,922
Health Care	7,511	9,824	—	—	17,335
Industrials	14,458	16,373	—	—	30,831
Information Technology	18,275	21,886	—	—	40,161
Materials	11,659	12,102	—	—	23,761
Telecommunication Services	10,232	13,592	—	—	23,824
Utilities	4,011	4,322	—	—	8,333
Preferred Stocks	3,066	1,646	49	—	4,761
Non-U.S. Government Agency ABS	—	3,563	—	—	3,563
Corporate Bonds and Notes	—	33,453	—	—	33,453
Government and Agency Obligations	—	119,077	—	—	119,077
Short Term Investments	19,264	10	—	12,275	31,549
Fund Total	$160,527	$301,834	$49	$12,275	$474,685
JNL/Causeway International Value Select Fund
Common Stocks	$12,204	$677,580	$—	$—	$689,784
Preferred Stocks	—	24,432	—	—	24,432
Short Term Investments	36,504	—	—	—	36,504
Fund Total	$48,708	$702,012	$—	$—	$750,720
JNL/Crescent High Income Fund
Corporate Bonds and Notes	$—	$230,731	$—	$—	$230,731
Variable Rate Senior Loan Interests	—	95,609	4,104	—	99,713
Other Equity Interests	—	1,601	—	—	1,601
Short Term Investments	95,807	—	—	—	95,807
Fund Total	$95,807	$327,941	$4,104	$—	$427,852
JNL/DFA U.S. Core Equity Fund
Common Stocks	$776,922	$—	$—	$—	$776,922
Rights	—	—	18	—	18
Short Term Investments	31,492	—	—	—	31,492
Fund Total	$808,414	$—	$18	$—	$808,432
JNL/DoubleLine Emerging Markets Fixed Income Fund
Corporate Bonds and Notes	$—	$121,677	$—	$—	$121,677
Government and Agency Obligations	—	1,358	—	—	1,358
Short Term Investments	17,674	—	—	—	17,674
Fund Total	$17,674	$123,035	$—	$—	$140,709
JNL/DoubleLine Shiller Enhanced CAPE Fund
Non-U.S. Government Agency ABS	$—	$360,245	$10,272	$—	$370,517
Corporate Bonds and Notes	—	135,882	—	—	135,882
Government and Agency Obligations	—	156,087	—	—	156,087
Variable Rate Senior Loan Interests	—	15,435	—	—	15,435
Short Term Investments	36,634	—	—	—	36,634
Fund Total	$36,634	$667,649	$10,272	$—	$714,555
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stocks	$975,761	$184,597	$18,418	$—	$1,178,776
Non-U.S. Government Agency ABS	—	236,287	972	—	237,259
Corporate Bonds and Notes	—	179,295	54,129	—	233,424
Government and Agency Obligations	—	321,376	—	—	321,376
Variable Rate Senior Loan Interests	—	29,745	—	—	29,745
Short Term Investments	57,801	—	—	—	57,801
Fund Total	$1,033,562	$951,300	$73,519	$—	$2,058,381
JNL/Franklin Templeton Global Growth Fund
Common Stocks
Brazil	$4,536	$—	$—	$—	$4,536
China	6,123	14,299	—	—	20,422
France	—	57,458	—	—	57,458
Germany	—	49,667	—	—	49,667
Hong Kong	—	9,598	—	—	9,598
India	—	7,314	—	—	7,314
Ireland	14,360	11,665	—	—	26,025
Israel	20,623	—	—	—	20,623
Italy	—	16,672	—	—	16,672
Japan	—	35,582	—	—	35,582
Netherlands	—	55,312	—	—	55,312
Portugal	—	10,323	—	—	10,323
Russian Federation	—	8,956	—	—	8,956
Singapore	—	18,845	—	—	18,845
South Korea	8,248	51,059	—	—	59,307

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Franklin Templeton Global Growth Fund (continued)
Spain	$—	$10,661	$—	$—	$10,661
Sweden	—	13,049	—	—	13,049
Switzerland	—	33,415	—	—	33,415
Thailand	—	2,511	—	—	2,511
Turkey	8,698	—	—	—	8,698
United Kingdom	—	92,791	—	—	92,791
United States of America	313,401	—	—	—	313,401
Short Term Investments	10,030	—	—	29,036	39,066
Fund Total	$386,019	$499,177	$—	$29,036	$914,232
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$18,383	$—	$—	$18,383
Government and Agency Obligations	—	1,138,373	—	—	1,138,373
Preferred Stocks	—	—	406	—	406
Warrants	—	—	1,368	—	1,368
Short Term Investments	289,661	198,281	—	114	488,056
Fund Total	$289,661	$1,355,037	$1,774	$114	$1,646,586
JNL/Franklin Templeton Income Fund
Common Stocks	$921,475	$80,956	$645	$—	$1,003,076
Equity Linked Structured Notes	—	100,564	—	—	100,564
Preferred Stocks	75,622	13,274	638	—	89,534
Corporate Bonds and Notes	—	821,091	—	—	821,091
Other Equity Interests	—	—	1	—	1
Variable Rate Senior Loan Interests	—	64,605	—	—	64,605
Short Term Investments	205,429	—	—	148,799	354,228
Fund Total	$1,202,526	$1,080,490	$1,284	$148,799	$2,433,099
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks
Austria	$—	$1,178	$—	$—	$1,178
Belgium	1,320	1,049	—	—	2,369
Bermuda	14,498	—	—	—	14,498
Brazil	3,847	—	—	—	3,847
Canada	44,917	—	—	—	44,917
China	19,316	5,520	—	—	24,836
Denmark	—	6,962	—	—	6,962
Finland	—	28,430	—	—	28,430
France	8,427	11,404	—	—	19,831
Germany	3,556	7,963	—	—	11,519
Greece	3,397	—	—	—	3,397
Hong Kong	2,560	17,329	—	—	19,889
India	—	1,914	—	—	1,914
Ireland	18,143	17,610	—	—	35,753
Italy	—	14,734	—	—	14,734
Japan	—	41,766	—	—	41,766
Luxembourg	—	2,727	—	—	2,727
Netherlands	4,080	17,655	—	—	21,735
Norway	—	2,266	—	—	2,266
Philippines	—	2,675	—	—	2,675
Poland	—	1,028	—	—	1,028
Singapore	3,990	11,705	—	—	15,695
South Korea	413	8,986	—	—	9,399
Spain	7,261	10,034	—	—	17,295
Sweden	745	5,086	—	—	5,831
Switzerland	1,167	17,352	—	—	18,519
Taiwan	—	7,947	—	—	7,947
Thailand	—	464	—	—	464
United Kingdom	34,407	60,437	—	—	94,844
United States of America	16,633	—	—	—	16,633
Preferred Stocks	1,300	805	—	—	2,105
Short Term Investments	12,906	—	—	35,992	48,898
Fund Total	$202,883	$305,026	$—	$35,992	$543,901
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$836,105	$156,045	$—	$—	$992,150
Corporate Bonds and Notes	—	20,667	—	—	20,667
Government and Agency Obligations	—	3,170	—	—	3,170
Other Equity Interests	—	865	—	—	865
Variable Rate Senior Loan Interests	—	24,081	2,238	—	26,319
Short Term Investments	73,945	—	—	17,665	91,610
Fund Total	$910,050	$204,828	$2,238	$17,665	$1,134,781

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Goldman Sachs Core Plus Bond Fund
Credit Linked Structured Notes	$—	$4,404	$—	$—	$4,404
Non-U.S. Government Agency ABS	—	128,076	2,836	—	130,912
Corporate Bonds and Notes	—	328,863	—	—	328,863
Government and Agency Obligations	—	715,771	—	—	715,771
Short Term Investments	80,210	—	—	—	80,210
Fund Total	$80,210	$1,177,114	$2,836	$—	$1,260,160
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$77,383	$—	$—	$77,383
Government and Agency Obligations	—	197,787	—	—	197,787
Credit Linked Structured Notes	—	34,270	—	—	34,270
Common Stocks	—	—	37	—	37
Short Term Investments	6,353	—	—	—	6,353
Fund Total	$6,353	$309,440	$37	$—	$315,830
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,064,792	$—	$—	$—	$1,064,792
Short Term Investments	64,096	—	—	—	64,096
Fund Total	$1,128,888	$—	$—	$—	$1,128,888
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$460,783	$—	$—	$—	$460,783
Short Term Investments	21,423	—	—	—	21,423
Fund Total	$482,206	$—	$—	$—	$482,206
JNL/Harris Oakmark Global Equity Fund
Common Stocks
China	$1,687	$—	$—	$—	$1,687
France	—	5,974	—	—	5,974
Germany	—	5,733	—	—	5,733
Italy	—	3,383	—	—	3,383
Japan	—	5,170	—	—	5,170
Mexico	1,464	—	—	—	1,464
Netherlands	—	1,367	—	—	1,367
South Korea	—	1,706	—	—	1,706
Sweden	—	692	—	—	692
Switzerland	—	15,112	—	—	15,112
United Kingdom	—	2,854	—	—	2,854
United States of America	22,452	—	—	—	22,452
Short Term Investments	3,556	—	—	—	3,556
Fund Total	$29,159	$41,991	$—	$—	$71,150
JNL/Invesco China-India Fund
Common Stocks	$31,008	$403,267	$—	$—	$434,275
Short Term Investments	—	—	—	21,679	21,679
Fund Total	$31,008	$403,267	$—	$21,679	$455,954
JNL/Invesco Global Real Estate Fund
Common Stocks
Australia	$—	$118,960	$—	$—	$118,960
Canada	56,220	—	—	—	56,220
China	—	26,510	—	—	26,510
France	—	61,917	—	—	61,917
Germany	—	62,151	—	—	62,151
Hong Kong	—	110,682	—	—	110,682
Ireland	8,138	—	—	—	8,138
Japan	—	217,596	—	—	217,596
Netherlands	—	13,233	—	—	13,233
Singapore	9,805	32,180	—	—	41,985
Spain	—	18,170	—	—	18,170
Sweden	—	19,249	—	—	19,249
Switzerland	—	17,632	—	—	17,632
United Kingdom	—	86,365	—	—	86,365
United States of America	1,052,715	—	—	—	1,052,715
Short Term Investments	69,801	—	—	—	69,801
Fund Total	$1,196,679	$784,645	$—	$—	$1,981,324
JNL/Invesco International Growth Fund
Common Stocks	$262,511	$911,253	$—	$—	$1,173,764
Short Term Investments	79,959	—	—	—	79,959
Fund Total	$342,470	$911,253	$—	$—	$1,253,723
JNL/Invesco Mid Cap Value Fund
Common Stocks	$534,667	$4,778	$—	$—	$539,445
Short Term Investments	32,235	—	—	—	32,235
Fund Total	$566,902	$4,778	$—	$—	$571,680

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Invesco Small Cap Growth Fund
Common Stocks	$1,294,997	$—	$—	$—	$1,294,997
Short Term Investments	111,261	—	—	—	111,261
Fund Total	$1,406,258	$—	$—	$—	$1,406,258
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,571,782	$—	$—	$—	$1,571,782
Short Term Investments	117,747	—	—	—	117,747
Fund Total	$1,689,529	$—	$—	$—	$1,689,529
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$70,323	$152	$—	$70,475
Corporate Bonds and Notes	—	65,313	—	—	65,313
Government and Agency Obligations	—	1,503,030	—	—	1,503,030
Short Term Investments	115,977	—	—	—	115,977
Fund Total	$115,977	$1,638,666	$152	$—	$1,754,795
JNL/Lazard Emerging Markets Fund
Common Stocks
Argentina	$11,670	$—	$—	$—	$11,670
Brazil	84,513	—	—	—	84,513
China	84,733	84,534	—	—	169,267
Colombia	2,556	—	—	—	2,556
Egypt	6,932	—	—	—	6,932
Hong Kong	—	4,182	—	—	4,182
Hungary	—	13,236	—	—	13,236
India	4,999	83,840	—	—	88,839
Indonesia	23,987	37,158	—	—	61,145
Macau	—	2,600	—	—	2,600
Mexico	26,339	—	—	—	26,339
Pakistan	—	13,853	—	—	13,853
Peru	2,985	—	—	—	2,985
Philippines	9,860	—	—	—	9,860
Portugal	—	3,247	—	—	3,247
Russian Federation	15,761	66,085	—	—	81,846
South Africa	5,844	45,861	—	—	51,705
South Korea	—	102,620	—	—	102,620
Taiwan	37,764	20,631	—	—	58,395
Thailand	—	13,618	—	—	13,618
Turkey	5,458	36,870	—	—	42,328
United Kingdom	4,247	—	—	—	4,247
United States of America	3,284	—	—	—	3,284
Short Term Investments	30,818	—	—	—	30,818
Fund Total	$361,750	$528,335	$—	$—	$890,085
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$153,640	$646,286	$1,345	$—	$801,271
Preferred Stocks	29,331	7,168	—	—	36,499
Rights	6	—	—	—	6
Warrants	35	—	—	—	35
Short Term Investments	2,727	880	—	19,522	23,129
Fund Total	$185,739	$654,334	$1,345	$19,522	$860,940
JNL/Mellon Capital European 30 Fund
Common Stocks	$—	$389,485	$—	$—	$389,485
Preferred Stocks	—	13,318	—	—	13,318
Short Term Investments	22,079	—	—	—	22,079
Fund Total	$22,079	$402,803	$—	$—	$424,882
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$4,526	$205,373	$—	$—	$209,899
Investment Companies	4,012	—	—	—	4,012
Short Term Investments	17,448	—	—	—	17,448
Fund Total	$25,986	$205,373	$—	$—	$231,359
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$5,513,141	$—	$—	$—	$5,513,141
Short Term Investments	145,356	121,422	—	110,246	377,024
Fund Total	$5,658,497	$121,422	$—	$110,246	$5,890,165
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$2,279,921	$—	$—	$—	$2,279,921
Short Term Investments	29,047	1,219	—	98,039	128,305
Fund Total	$2,308,968	$1,219	$—	$98,039	$2,408,226
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,781,661	$—	$154	$	$1,781,815
Short Term Investments	8,251	780	—	129,507	138,538
Fund Total	$1,789,912	$780	$154	$129,507	$1,920,353

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Mellon Capital International Index Fund
Common Stocks	$33,876	$2,031,607	$—	$—	$2,065,483
Preferred Stocks	—	13,884	—	—	13,884
Rights	88	49	—	—	137
Short Term Investments	38,417	3,893	—	95,791	138,101
Fund Total	$72,381	$2,049,433	$—	$95,791	$2,217,605
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$20,787	$—	$—	$20,787
Corporate Bonds and Notes	—	305,119	—	—	305,119
Government and Agency Obligations	—	861,970	—	—	861,970
Short Term Investments	66,857	—	—	14,731	81,588
Fund Total	$66,857	$1,187,876	$—	$14,731	$1,269,464
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$80,042	$—	$—	$—	$80,042
Short Term Investments	1,290	—	—	338	1,628
Fund Total	$81,332	$—	$—	$338	$81,670
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$197,620	$1,411	$1,722	$—	$200,753
Preferred Stocks	—	—	392	—	392
Purchased Options	—	40	—	—	40
Short Term Investments	37,545	—	—	—	37,545
Fund Total	$235,165	$1,451	$2,114	$—	$238,730
JNL Multi-Manager Alternative Fund
Common Stocks	$239,563	$44,593	$—	$—	$284,156
Preferred Stocks	584	127	94	—	805
Warrants	—	9	—	—	9
Purchased Options	208	71	—	—	279
Non-U.S. Government Agency ABS	—	3,941	—	—	3,941
Corporate Bonds and Notes	—	127,987	—	—	127,987
Government and Agency Obligations	—	44,874	—	—	44,874
Variable Rate Senior Loan Interests(2)	—	44,202	304	—	44,506
Short Term Investments	185,831	—	—	—	185,831
Fund Total	$426,186	$265,804	$398	$—	$692,388
JNL Multi-Manager Small Cap Growth Fund
Common Stocks	$1,117,754	$—	$—	$—	$1,117,754
Rights	—	—	159	—	159
Short Term Investments	13,434	—	—	176,661	190,095
Fund Total	$1,131,188	$—	$159	$176,661	$1,308,008
JNL Multi-Manager Small Cap Value Fund
Common Stocks	$1,013,691	$—	$—	$—	$1,013,691
Short Term Investments	26,219	—	—	83,935	110,154
Fund Total	$1,039,910	$—	$—	$83,935	$1,123,845
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$138,746	$—	$—	$138,746
Corporate Bonds and Notes	—	173,776	—	—	173,776
Government and Agency Obligations	—	269,404	—	—	269,404
Investment Companies	53,806	—	—	—	53,806
Variable Rate Senior Loan Interests	—	77,979	—	—	77,979
Short Term Investments	86,149	6,999	—	—	93,148
Fund Total	$139,955	$666,904	$—	$—	$806,859
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks
Brazil	$11,381	$—	$—	$—	$11,381
China	18,047	26,561	—	—	44,608
Colombia	3,617	—	—	—	3,617
Egypt	2,400	1,220	—	—	3,620
Georgia	4,024	—	—	—	4,024
Greece	—	2,325	—	—	2,325
Hong Kong	1,074	4,774	—	—	5,848
Hungary	—	1,437	—	—	1,437
India	—	35,147	—	—	35,147
Indonesia	2,066	8,314	—	—	10,380
Malaysia	—	10,902	—	—	10,902
Mexico	10,793	—	—	—	10,793
Peru	931	—	—	—	931
Philippines	—	3,219	—	—	3,219
Poland	3,159	—	—	—	3,159
Portugal	—	3,994	—	—	3,994
Russian Federation	—	3,207	—	—	3,207
South Africa	—	5,929	—	—	5,929
South Korea	—	33,530	—	—	33,530

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Oppenheimer Emerging Markets Innovator Fund (continued)
Sri Lanka	$2,329	$1,641	$—	$—	$3,970
Taiwan	—	34,325	—	—	34,325
Thailand	—	2,650	—	—	2,650
Turkey	2,844	—	—	—	2,844
United States of America	541	—	—	—	541
Vietnam	—	126	—	—	126
Preferred Stocks	2,193	—	—	—	2,193
Short Term Investments	44,088	—	—	—	44,088
Fund Total	$109,487	$179,301	$—	$—	$288,788
JNL/Oppenheimer Global Growth Fund
Common Stocks
Brazil	$10,070	$—	$—	$—	$10,070
China	18,704	—	—	—	18,704
Denmark	—	5,741	—	—	5,741
France	—	88,108	—	—	88,108
Germany	—	125,135	—	—	125,135
India	22,914	42,902	—	—	65,816
Italy	5,879	18,435	—	—	24,314
Japan	—	247,813	—	—	247,813
Mexico	247	—	—	—	247
Netherlands	—	41,854	—	—	41,854
Spain	—	62,192	—	—	62,192
Sweden	—	52,509	—	—	52,509
Switzerland	—	72,823	—	—	72,823
United Kingdom	17,484	50,646	—	—	68,130
United States of America	804,671	—	—	—	804,671
Preferred Stocks	377	28,526	—	—	28,903
Rights	296	—	—	—	296
Short Term Investments	135,685	—	—	—	135,685
Fund Total	$1,016,327	$836,684	$—	$—	$1,853,011
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$134,571	$—	$—	$134,571
Corporate Bonds and Notes	—	142,492	—	—	142,492
Government and Agency Obligations	—	1,974,003	—	—	1,974,003
Preferred Stocks	650	—	—	—	650
Purchased Options	—	5,272	—	—	5,272
Other Equity Interests	—	7	—	—	7
Short Term Investments	6,930	21,182	—	—	28,112
Fund Total	$7,580	$2,277,527	$—	$—	$2,285,107
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$698,534	$—	$—	$698,534
Corporate Bonds and Notes	—	1,159,314	2,840	—	1,162,154
Government and Agency Obligations	—	3,668,136	—	—	3,668,136
Purchased Options	11	2,463	—	—	2,474
Trust Preferreds	15,997	—	—	—	15,997
Other Equity Interests	—	—	—	—	—
Variable Rate Senior Loan Interests	—	1,152	—	—	1,152
Short Term Investments	—	35,383	—	13,006	48,389
Fund Total	$16,008	$5,564,982	$2,840	$13,006	$5,596,836
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$63,334	$—	$—	$63,334
Preferred Stocks	—	291	—	—	291
Variable Rate Senior Loan Interests	—	1,129,937	27,215	—	1,157,152
Short Term Investments	72,179	—	—	—	72,179
Fund Total	$72,179	$1,193,562	$27,215	$—	$1,292,956
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$16,933	$—	$—	$16,933
Corporate Bonds and Notes	—	1,778,234	3	—	1,778,237
Variable Rate Senior Loan Interests	—	155,260	33,950	—	189,210
Government and Agency Obligations	—	46,478	—	—	46,478
Common Stocks	120,414	—	1,034	—	121,448
Preferred Stocks	19,377	1,214	—	—	20,591
Investment Companies	49,808	—	—	—	49,808
Other Equity Interests	—	6,967	—	—	6,967
Short Term Investments	289,858	—	—	—	289,858
Fund Total	$479,457	$2,005,086	$34,987	$—	$2,519,530
JNL/PPM America Mid Cap Value Fund
Common Stocks	$496,074	$—	$—	$—	$496,074
Short Term Investments	34,423	—	—	—	34,423
Fund Total	$530,497	$—	$—	$—	$530,497

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/PPM America Small Cap Value Fund
Common Stocks	$480,786	$—	$—	$—	$480,786
Short Term Investments	35,781	—	—	—	35,781
Fund Total	$516,567	$—	$—	$—	$516,567
JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$122,112	$—	$—	$122,112
Corporate Bonds and Notes	—	495,050	10,426	—	505,476
Variable Rate Senior Loan Interests	—	34,606	—	—	34,606
Government and Agency Obligations	—	346,107	—	—	346,107
Preferred Stocks	4,065	—	—	—	4,065
Short Term Investments	93,343	—	—	—	93,343
Fund Total	$97,408	$997,875	$10,426	$—	$1,105,709
JNL/PPM America Value Equity Fund
Common Stocks	$162,040	$—	$—	$—	$162,040
Short Term Investments	5,089	—	—	—	5,089
Fund Total	$167,129	$—	$—	$—	$167,129
JNL/Red Rocks Listed Private Equity Fund
Common Stocks
Consumer Discretionary	$11,956	$—	$—	$—	$11,956
Diversified	—	57,166	—	—	57,166
Financials	184,166	165,036	—	—	349,202
Industrials	27,255	11,932	—	—	39,187
Information Technology	9,072	—	—	—	9,072
Short Term Investments	4,670	—	—	25,780	30,450
Fund Total	$237,119	$234,134	$—	$25,780	$497,033
JNL/S&P Competitive Advantage Fund
Common Stocks	$2,750,458	$—	$—	$—	$2,750,458
Short Term Investments	324,489	45,000	—	—	369,489
Fund Total	$3,074,947	$45,000	$—	$—	$3,119,947
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$4,951,477	$—	$—	$—	$4,951,477
Short Term Investments	8,017	90,000	—	216,620	314,637
Fund Total	$4,959,494	$90,000	$—	$216,620	$5,266,114
JNL/S&P International 5 Fund
Common Stocks	$13,555	$110,712	$—	$—	$124,267
Short Term Investments	123	—	—	6,488	6,611
Fund Total	$13,678	$110,712	$—	$6,488	$130,878
JNL/S&P Intrinsic Value Fund
Common Stocks	$2,541,280	$—	$—	$—	$2,541,280
Short Term Investments	—	—	—	301,995	301,995
Fund Total	$2,541,280	$—	$—	$301,995	$2,843,275
JNL/S&P Mid 3 Fund
Common Stocks	$311,044	$—	$—	$—	$311,044
Short Term Investments	116	—	—	15,883	15,999
Fund Total	$311,160	$—	$—	$15,883	$327,043
JNL/S&P Total Yield Fund
Common Stocks	$2,213,948	$—	$—	$—	$2,213,948
Short Term Investments	1,285	—	—	139,408	140,693
Fund Total	$2,215,233	$—	$—	$139,408	$2,354,641
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$39,920	$—	$—	$39,920
Corporate Bonds and Notes	—	217,273	—	—	217,273
Government and Agency Obligations	—	763,896	—	—	763,896
Short Term Investments	219,171	—	—	20,643	239,814
Fund Total	$219,171	$1,021,089	$—	$20,643	$1,260,903
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$6,100,697	$92,169	$8,309	$—	$6,201,175
Preferred Stocks	—	—	46,330	—	46,330
Short Term Investments	295,649	—	—	—	295,649
Fund Total	$6,396,346	$92,169	$54,639	$—	$6,543,154
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$3,501,553	$—	$3,866	$—	$3,505,419
Preferred Stocks	—	—	14,168	—	14,168
Short Term Investments	437,328	—	—	—	437,328
Fund Total	$3,938,881	$—	$18,034	$—	$3,956,915
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$538,651	$619	$—	$539,270
Corporate Bonds and Notes	—	829,759	—	—	829,759
Government and Agency Obligations	—	338,383	—	—	338,383
Short Term Investments	60,790	—	—	—	60,790
Fund Total	$60,790	$1,706,793	$619	$—	$1,768,202

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/T. Rowe Price Value Fund
Common Stocks	$3,937,013	$—	$—	$—	$3,937,013
Corporate Bonds and Notes	—	13,979	—	—	13,979
Short Term Investments	165,201	—	—	—	165,201
Fund Total	$4,102,214	$13,979	$—	$—	$4,116,193
JNL/Westchester Capital Event Driven Fund
Common Stocks	$260,916	$20,374	$—	$—	$281,290
Rights	14	—	—	—	14
Warrants	7	—	—	—	7
Purchased Options	2,681	94	—	—	2,775
Investment Companies	9,300	—	—	—	9,300
Corporate Bonds and Notes	—	12,296	—	—	12,296
Short Term Investments	11,172	—	—	—	11,172
Fund Total	$284,090	$32,764	$—	$—	$316,854
JNL/WMC Balanced Fund
Common Stocks	$3,517,478	$—	$—	$—	$3,517,478
Non-U.S. Government Agency ABS	—	242,726	—	—	242,726
Corporate Bonds and Notes	—	595,006	—	—	595,006
Government and Agency Obligations	—	958,843	—	—	958,843
Short Term Investments	259,197	—	—	101,927	361,124
Fund Total	$3,776,675	$1,796,575	$—	$101,927	$5,675,177
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$93,369	$—	$—	$93,369
Government and Agency Obligations	—	257,464	—	—	257,464
Short Term Investments	—	1,080,012	—	—	1,080,012
Fund Total	$—	$1,430,845	$—	$—	$1,430,845
JNL/WMC Value Fund
Common Stocks	$1,588,992	$40,511	$—	$—	$1,629,503
Short Term Investments	5,507	—	—	47,334	52,841
Fund Total	$1,594,499	$40,511	$—	$47,334	$1,682,344

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(9,671)	$(1,900)	$—	$—	$(11,571)
Fund Total	$(9,671)	$(1,900)	$—	$—	$(11,571)
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$(45,229)	$(29,727)	$—	$—	$(74,956)
Consumer Staples	(10,711)	(11,108)	—	—	(21,819)
Energy	(16,863)	(2,279)	—	—	(19,142)
Financials	(31,629)	(3,149)	—	—	(34,778)
Health Care	(27,398)	(6,904)	—	—	(34,302)
Industrials	(19,644)	(25,004)	—	—	(44,648)
Information Technology	(32,402)	(8,483)	—	—	(40,885)
Materials	(21,225)	(7,309)	—	—	(28,534)
Fund Total	$(205,101)	$(93,963)	$—	$—	$(299,064)
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stocks	$—	$(83,435)	$—	$—	$(83,435)
Fund Total	$—	$(83,435)	$—	$—	$(83,435)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(45,358)	$—	$—	$(45,358)
Fund Total	$—	$(45,358)	$—	$—	$(45,358)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(123,660)	$—	$—	$—	$(123,660)
Fund Total	$(123,660)	$—	$—	$—	$(123,660)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(3,569)	$—	$—	$(3,569)
Fund Total	$—	$(3,569)	$—	$—	$(3,569)
JNL Multi-Manager Alternative Fund
Common Stocks	$(41,804)	$(7,363)	$—	$—	$(49,167)
Investment Companies	(13,121)	—	—	—	(13,121)
Fund Total	$(54,925)	$(7,363)	$—	$—	(62,288)
JNL/PPM America Floating Rate Income Fund
Variable Rate Senior Loan Interests(2)	$—	$(2)	$—	$—	$(2)
Fund Total	$—	$(2)	$—	$—	$(2)
JNL/Westchester Capital Event Driven Fund
Common Stocks	$(79,212)	$(3,525)	$—	$—	$(82,737)
Fund Total	$(79,212)	$(3,525)	$—	$—	$(82,737)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(36,572)	$—	$—	$(36,572)
Fund Total	$—	$(36,572)	$—	$—	$(36,572)

(1)         Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction  between market participants upon its current sale.

(2)         Unfunded commitments in JNL Multi-Manager Alternative Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table.  See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Open Futures Contracts	$127	$—	$—	$127
Open Forward Foreign Currency Contracts	—	112	—	112
Centrally Cleared Interest Rate Swap Agreements	—	7	—	7
Centrally Cleared Credit Default Swap Agreements	—	17	—	17
OTC Total Return Swap Agreements	—	20	—	20
Fund Total	$127	$157	$—	$329
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$25,940	$—	$—	$25,940
Open Forward Foreign Currency Contracts	—	28,479	—	28,479
OTC Total Return Swap Agreements	—	619	—	619
Fund Total	$25,940	$29,098	$—	$55,038
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$555	$—	$—	$555
Open Forward Foreign Currency Contracts	—	11,424	—	11,424
Centrally Cleared Credit Default Swap Agreements	—	165	—	165
OTC Total Return Swap Agreements	—	473	—	473
Fund Total	$555	$12,062	$—	$12,617
JNL/Boston Partners Global Long Short Equity Fund
OTC Contracts for Difference	$—	$1,014	$—	$1,014
Fund Total	$—	$1,014	$—	$1,014
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$1,322	$—	$1,322
Fund Total	$—	$1,322	$—	$1,322
JNL/DoubleLine Shiller Enhanced CAPE Fund
OTC Total Return Swap Agreements	$—	$15,909	$—	$15,909
Fund Total	$—	$15,909	$—	$15,909
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$24,714	$—	$24,714
Fund Total	$—	$24,714	$—	$24,714
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$6,705	$—	$6,705
Fund Total	$—	$6,705	$—	$6,705
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$2,283	$—	$—	$2,283
Open Forward Foreign Currency Contracts	—	6,087	—	6,087
OTC Interest Rate Swaps Agreements	—	178	—	178
Centrally Cleared Interest Rate Swap Agreements	—	6,776	—	6,776
OTC Credit Default Swap Agreements	—	6	—	6
Fund Total	$2,283	$13,047	$—	$15,330
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$66	$—	$—	$66
Open Forward Foreign Currency Contracts	—	4,397	—	4,397
OTC Interest Rate Swaps Agreements	—	3,868	—	3,868
Centrally Cleared Interest Rate Swap Agreements	—	342	—	342
OTC Credit Default Swap Agreements	—	26	—	26
OTC Non-Deliverable Bond Forward Contracts	—	155	—	155
Fund Total	$66	$8,788	$—	$8,854
JNL/Harris Oakmark Global Equity Fund
Open Forward Foreign Currency Contracts	$—	$5	$—	$5
Fund Total	$—	$5	$—	$5
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$2	$—	$2
Fund Total	$—	$2	$—	$2
JNL/Lazard Emerging Markets Fund
Open Forward Foreign Currency Contracts	$—	$—	$—	$—
Fund Total	$—	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$193	$—	$—	$193
Fund Total	$193	$—	$—	$193
JNL/Mellon Capital European 30 Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$95	$—	$—	$95
Fund Total	$95	$—	$—	$95
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$1,037	$—	$—	$1,037
Open Forward Foreign Currency Contracts	—	269	—	269
Fund Total	$1,037	$269	$—	$1,306
JNL Multi-Manager Alternative Fund
Exchange Traded Futures Options	$9	$—	$—	$9
Open Futures Contracts	3,534	—	—	3,534
Open Forward Foreign Currency Contracts	—	3,504	—	3,504
OTC Interest Rate Swaps Agreements	—	29	—	29
Centrally Cleared Interest Rate Swap Agreements	—	309	—	309
OTC Credit Default Swap Agreements	—	10	—	10
Centrally Cleared Credit Default Swap Agreements	—	91	—	91
OTC Total Return Swap Agreements	—	3,244	—	3,244
Fund Total	$3,543	$7,187	$—	$10,730
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$3,215	$—	$—	$3,215
Centrally Cleared Credit Default Swap Agreements	—	237	—	237
Fund Total	$3,215	$237	$—	$3,452
JNL/Oppenheimer Emerging Markets Innovator Fund
Open Forward Foreign Currency Contracts	$—	$—	$—	$—
Fund Total	$—	$—	$—	$—
JNL/PIMCO Real Return Fund
Exchange Traded Futures Options	$52	$—	$—	$52
Open Futures Contracts	3,589	—	—	3,589
Open Forward Foreign Currency Contracts	—	7,451	—	7,451
OTC Interest Rate Swaps Agreements	—	6,508	—	6,508
Centrally Cleared Interest Rate Swap Agreements	—	18	—	18
OTC Credit Default Swap Agreements	—	101	—	101
Fund Total	$3,641	$14,078	$—	$17,719
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$30,410	$—	$—	$30,410
Open Forward Foreign Currency Contracts	—	45,250	—	45,250
OTC Interest Rate Swaps Agreements	—	12	—	12
OTC Credit Default Swap Agreements	—	3,038	—	3,038
Centrally Cleared Credit Default Swap Agreements	—	1,519	—	1,519
Fund Total	$30,410	$49,819	$—	$80,229
JNL/PPM America Total Return Fund
Open Futures Contracts	$971	$—	$—	$971
Fund Total	$971	$—	$—	$971
JNL/Scout Unconstrained Bond Fund
Open Forward Foreign Currency Contracts	$—	$1,904	$—	$1,904
Centrally Cleared Credit Default Swap Agreements	—	861	—	861
Fund Total	$—	$2,765	$—	$2,765
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$1,125	$—	$—	$1,125
Fund Total	$1,125	$—	$—	$1,125
JNL/T. Rowe Price Value Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Westchester Capital Event Driven Fund
Open Forward Foreign Currency Contracts	$—	$1,700	$—	$1,700
OTC Total Return Swap Agreements	—	2,445	—	2,445
Fund Total	$—	$4,145	$—	$4,145
JNL/WMC Balanced Fund
Open Futures Contracts	$497	$—	$—	$497
Fund Total	$497	$—	$—	$497

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Written Options	$—	$(1)	$—	$(1)
Open Futures Contracts	(39)	—	—	(39)
Open Forward Foreign Currency Contracts	—	(97)	—	(97)
OTC Total Return Swap Agreements	—	(8)	—	(8)
Fund Total	$(39)	$(106)	$—	$(145)
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(3,460)	$—	$—	$(3,460)
Open Forward Foreign Currency Contracts	—	(17,982)	—	(17,982)
OTC Total Return Swap Agreements	—	(2,168)	—	(2,168)
Fund Total	$(3,460)	$(20,150)	$—	$(23,610)
JNL/BlackRock Global Allocation Fund
Written Options	$(1,186)	$(11,999)	$—	$(13,185)
Open Futures Contracts	(141)	—	—	(141)
Open Forward Foreign Currency Contracts	—	(18,254)	—	(18,254)
Centrally Cleared Interest Rate Swap Agreements	—	(171)	—	(171)
OTC Cross-Currency Swap Agreements	—	(2,581)	—	(2,581)
Centrally Cleared Credit Default Swap Agreements	—	(796)	—	(796)
OTC Total Return Swap Agreements	—	(866)	—	(866)
Fund Total	$(1,327)	$(34,667)	$—	$(35,994)
JNL/Boston Partners Global Long Short Equity Fund
Written Options	$(3,518)	$—	$—	$(3,518)
Open Forward Foreign Currency Contracts	—	(20)	—	(20)
OTC Contracts for Difference	—	(1,088)	—	(1,088)
Fund Total	$(3,518)	$(1,108)	$—	$(3,538)
JNL/Brookfield Global Infrastructure and MLP Fund
Open Forward Foreign Currency Contracts	$—	$(17)	$—	$(17)
Fund Total	$—	$(17)	$—	$(17)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(894)	$—	$(894)
Fund Total	$—	$(894)	$—	$(894)
JNL/Causeway International Value Select Fund
Open Forward Foreign Currency Contracts	$—	$(13)	$—	$(13)
Fund Total	$—	$(13)	$—	$(13)
JNL/DoubleLine Shiller Enhanced CAPE Fund
OTC Total Return Swap Agreements	—	(51)	—	(51)
Fund Total	$—	$(51)	$—	$(51)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(72,301)	$—	$(72,301)
OTC Interest Rate Swap Agreements	—	(27,082)	—	(27,082)
Centrally Cleared Interest Rate Swap Agreements	—	(21,376)	—	(21,376)
Fund Total	$—	$(120,759)	$—	$(120,759)
JNL/Franklin Templeton International Small Cap Growth Fund
Open Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(910)	$—	$(910)
Fund Total	$—	$(910)	$—	$(910)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(4)	$—	$—	$(4)
Open Forward Foreign Currency Contracts	—	(5,924)	—	(5,924)
OTC Interest Rate Swap Agreements	—	(199)	—	(199)
Centrally Cleared Interest Rate Swap Agreements	—	(8,558)	—	(8,558)
OTC Credit Default Swap Agreements	—	(97)	—	(97)
Centrally Cleared Credit Default Swap Agreements	—	(432)	—	(432)
Fund Total	$(4)	$(15,210)	$—	$(15,214)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(77)	$—	$—	$(77)
Open Forward Foreign Currency Contracts	—	(3,794)	—	(3,794)
OTC Interest Rate Swap Agreements	—	(3,037)	—	(3,037)
Centrally Cleared Interest Rate Swap Agreements	—	(163)	—	(163)
OTC Cross-Currency Swap Agreements	—	(2,512)	—	(2,512)
OTC Credit Default Swap Agreements	—	(228)	—	(228)
Fund Total	$(77)	$(9,734)	$—	$(9,811)
JNL/Harris Oakmark Global Equity Fund
Open Forward Foreign Currency Contracts	$—	$(31)	$—	$(31)
Fund Total	$—	$(31)	$—	$(31)
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$—	$—	$—
Fund Total	$—	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Lazard Emerging Markets Fund
Open Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$(167)	$—	$—	$(167)
Fund Total	$(167)	$—	$—	$(167)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$(9)	$—	$—	$(9)
Fund Total	$(9)	$—	$—	$(9)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(627)	$—	$—	$(627)
Open Forward Foreign Currency Contracts	—	(1,270)	—	(1,270)
Fund Total	$(627)	$(1,270)	$—	$(1,897)
JNL Multi-Manager Alternative Fund
Written Options	$(906)	$(6)	$—	$(912)
Exchange Traded Futures Options	(3)	—	—	(3)
Open Futures Contracts	(3,380)	—	—	(3,380)
Open Forward Foreign Currency Contracts	—	(1,138)	—	(1,138)
Centrally Cleared Interest Rate Swap Agreements	—	(3,444)	—	(3,444)
OTC Credit Default Swap Agreements	—	(79)	—	(79)
Centrally Cleared Credit Default Swap Agreements	—	(156)	—	(156)
OTC Total Return Swap Agreements	—	(9,970)	—	(9,970)
Fund Total	$(4,289)	$(14,793)	$—	$(19,082)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(4,871)	$—	$—	$(4,871)
Fund Total	$(4,871)	$—	$—	$(4,871)
JNL/PIMCO Real Return Fund
Written Options	$—	$(4,131)	$—	$(4,131)
Exchange Traded Futures Options	(187)	—	—	(187)
Open Futures Contracts	(3,077)	—	—	(3,077)
Open Forward Foreign Currency Contracts	—	(21,567)	—	(21,567)
OTC Interest Rate Swap Agreements	—	(11,839)	—	(11,839)
Centrally Cleared Interest Rate Swap Agreements	—	(21,499)	—	(21,499)
Centrally Cleared Credit Default Swap Agreements	—	(298)	—	(298)
Fund Total	$(3,264)	$(59,334)	$—	$(62,598)
JNL/PIMCO Total Return Bond Fund
Written Options	$(179)	$(4,101)	$—	$(4,280)
Open Futures Contracts	(11,240)	—	—	(11,240)
Open Forward Foreign Currency Contracts	—	(44,674)	—	(44,674)
Centrally Cleared Interest Rate Swap Agreements	—	(47,944)	—	(47,944)
OTC Credit Default Swap Agreements	—	(769)	—	(769)
Fund Total	$(11,419)	$(97,488)	$—	$(108,907)
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$(419)	$—	$—	$(419)
Fund Total	$(419)	$—	$—	$(419)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(1,975)	$—	$—	$(1,975)
Fund Total	$(1,975)	$—	$—	$(1,975)
JNL/PPM America Total Return Fund
Open Futures Contracts	$(4,024)	$—	$—	$(4,024)
Fund Total	$(4,024)	$—	$—	$(4,024)
JNL/Red Rocks Listed Private Equity Fund
Open Forward Foreign Currency Contracts	$—	$(5)	$—	$(5)
Fund Total	$—	$(5)	$—	$(5)
JNL/Scout Unconstrained Bond Fund
Open Futures Contracts	$(5,655)	$—	$—	$(5,655)
Open Forward Foreign Currency Contracts	—	(521)	—	(521)
Fund Total	$(5,655)	$(521)	$—	$(6,176)
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(519)	$—	—	$(519)
Fund Total	$(519)	$—	$—	$(519)
JNL/T. Rowe Price Value Fund
Open Forward Foreign Currency Contracts	$—	$(3)	$—	$(3)
Fund Total	$—	$(3)	$—	$(3)
JNL/Westchester Capital Event Driven Fund
Written Options	$(10,475)	$(878)	$—	$(11,353)
Open Forward Foreign Currency Contracts	—	(212)	—	(212)
OTC Total Return Swap Agreements	—	(3,006)	—	(3,006)
Fund Total	$(10,475)	$(4,096)	$—	$(14,571)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/WMC Balanced Fund
Open Futures Contracts	$(1)	$—	$—	$(1)
Fund Total	$(1)	$—	$—	$(1)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2016:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$8,100	$—
JNL/Causeway International Value Select Fund
Common Stocks	—	9,547
JNL/Franklin Templeton Global Growth Fund
Common Stocks	—	13,286
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	51,270	19,497
JNL/Lazard Emerging Markets Fund
Common Stocks	23,206	30,105
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	—	13,238
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	4,975	—
JNL/RedRocks Listed Private Equity Fund
Common Stocks	42,973	40,922

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2016:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)		Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stock	$2,333	$—		$—		$696	$—		$—		$3,029	(3)	$696
Common Stock	34,064	—		—		(18,675)	—		—		15,389	(4)	(18,675)
Corporate Bonds and Notes	54,676	—		—		(6,015)	5,468	(5)	—		54,129	(3)	(6,015)
Fund Total	$91,073	$—		$—		$(23,994)	$5,468		$—		$72,547		$(23,994)
JNL/Morgan Stanley Mid Cap Growth Fund
Preferred Stock	$3,491	$—		$—		$(152)	$—		$(3,339	)(6)	$—		$(152)
JNL/Scout Unconstrained Bond Fund
U.S. Government Agency MBS	$—	$—		$(17,121	)(7)	$—	$17,121	(7)	$—		$—		$—
JNL/Westchester Capital Event Driven Fund
Common Stock	$—	$5,128	(8)	$—		$518	$—		$(5,646	)(8)	$—		$518

(1)              Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2016.

(2)              There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2016 except for those noted.

(3)              The fair value measurements of the common stock and corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund  were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	20.25-20.75

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

(4)              The fair value measurements of the common stock held in JNL/FPA + DoubleLine Flexible Allocation Fund were determined based on a discounted cash flow model, recent transactions and liquidation value.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discount cash flow	Weighted average cost of capital	25.0% - 40.0%
Liquidation value	Net asset value	$61.45M

(5)              This amount represents interest earned on the corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund, which was paid-in-kind.

(6)              The fair value measurement of the preferred stock held during the period in JNL/Morgan Stanley Mid Cap Growth Fund was determined based on market comparable companies and discounted cash flow models and was considered a Level 3 valuation.  As the company was not publicly traded, and the company’s quarterly financial statements were not publically available, this information was considered a significant unobservable input to the fair value. The preferred stock was sold during the period.

(7)              During the period, the valuation of the U.S. government agency MBS held in JNL/Scout Unconstrained Bond Fund was transferred from a Level 3 valuation to a Level 2 valuation.  At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation.  Previously it was valued using a single source broker quote and considered a Level 3 valuation.

(8)              During the period, the valuation of the common stock held in JNL/Westchester Capital Event Driven Fund was transferred from a Level 1 valuation to a Level 3 valuation.  It was valued using acquisition terms of a merger and considered a Level 3 valuation.  Previously, it was valued by an independent pricing service and was considered a Level 1 valuation.  The common stock was sold during the period.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund participate in agency-based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%; U.S. corporate fixed income — 102%; U.S. government fixed income — 102%; international equities — 105%; international corporate fixed income — 105%; sovereign fixed income — 102%; and asset backed investments — 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged-backed securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC.  The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end investment company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Securities Lending Trust.  In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Trust, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities.  JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.  For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  Certain Funds receive non-cash collateral in the form of securities, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as liabilities on the Statements of Assets and Liabilities.  Interest paid is recorded as interest expense to the Fund.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2016, were as follows:  JNL/PIMCO Real Return Fund, $156,234 and 0.50%, for 25 days outstanding; and JNL/PIMCO Total Return Bond Fund, $22,527 and 0.44%, for 138 days outstanding, respectively.  The value of reverse repurchase agreements and collateral pledged at June 30, 2016 was as follows:

	Collateral	Counter- party	Interest Rate Expense/ (Income)	Maturity Date	Collateral Amount	Payable for Reverse Repurchase Agreement Including Interest Payable
JNL/PIMCO Real Return Fund
	U.S. Inflation Indexed Note	JPM	0.68%	07/07/2016	$106,383	$105,914

JNL/PIMCO Total Return Bond Fund
	Altice SA	BCL	(1.00)%	Open maturity	$976	$903
	U.S. Treasury Bond	MLP	0.43	07/11/2016	27,515	26,367
	U.S. Treasury Note	MLP	0.75	07/05/2016	14,193	13,965
						$41,235

Forward Sales Commitments - Certain Funds may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed or Treasury securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

The average daily balance (in thousands) and the weighted average interest rate for treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2016, were as follows:  JNL/PIMCO Real Return Fund, $901,503 and 0.43%, for 178 days outstanding; and JNL/PIMCO Total Return Bond Fund, $10,196 and 1.13%, for 19 days outstanding, respectively.  The following table details treasury roll transactions outstanding as of June 30, 2016:

	Collateral	Counter- party	Borrowing Rate/(Fee Income)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligation	BCL	1.25%	07/01/2016	$11,100
	U.S. Treasury Obligation	GSC	0.62	07/05/2016	3,939
	U.S. Treasury Obligation	MSC	0.63 – 0.64	07/05/2016	116,329
	U.S. Treasury Obligation	GSC	0.45	07/06/2016	16,037
	U.S. Treasury Obligation	UBS	0.55	07/06/2016	2,546
	U.S. Treasury Obligation	MSC	0.64	07/06/2016	184,021
	U.S. Treasury Obligation	GSC	0.80	07/06/2016	874,696
	U.S. Treasury Obligation	GSC	0.35 – 0.45	07/07/2016	32,268
	U.S. Treasury Obligation	MSC	0.64	07/07/2016	5,903
	Bundesrepublik Deutschland Obligation	MSI	(0.40)	07/13/2016	5,411
	U.S. Treasury Obligation	MSC	0.64	07/14/2016	37,156
	U.K. Gilt Obligation	MSI	0.74	07/20/2016	7,433
					$1,296,839
JNL/PIMCO Total Return Bond Fund
	U.S. Treasury Obligation	UBS	0.85%	07/05/2016	$29,664

At June 30, 2016, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund had $646 and $17, respectively, of deferred income (in thousands) included in payable for treasury roll transactions on the Statements of Assets and Liabilities.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker or agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Notes - A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index.  These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  Performance of the particular commodity index will affect performance of the commodity-linked structured note.  Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index.  They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

economic variables.  Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index.  In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts - Certain Funds may invest in Real Estate Investment Trusts (“REITs”).  REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at June 30, 2016:

	Unfunded Commitment	Unrealized Appreciation/ (Depreciation)
JNL Multi-Manager Alternative Fund
NewPage Corp. DIP Delayed Draw Term Loan	$99	$3
JNL/PPM America Floating Rate Income Fund
Kenan Advantage Group Inc. Delayed Draw Term Loan	252	(2)

Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.

Certain Funds may enter into commitments, or agreements, to acquire an equity investment at a future date (subject to conditionality) in connection with a potential public or non-public offering.  Such agreements may obligate a Fund to make future cash payments.  At June 30, 2016, JNL/Franklin Templeton Mutual Shares Fund had an outstanding commitment of $277 (in thousands).  At June 30, 2016, there was no unrealized appreciation/depreciation on this outstanding commitment.

NOTE 5.  INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and due to brokers and counterparties for deposits in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.   Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates in the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the counterparty an amount of cash, in most circumstances, equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements - Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination.  Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash set aside at prime broker in the Statements of Assets and Liabilities.  In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors.  An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option.  Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements - Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2016, for which a Fund is the seller of protection, are disclosed in the Notes to Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Total Return Swap Agreements - Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreement obligate a Fund to pay the counterparty dividends paid on an individual security.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contract - A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference - Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract.  The Funds entered into CFDs where the underlying instrument was a specified security.  The Fund can take either a short or long position on the underlying instrument.  CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  There is no expiration date to the contract, but a CFD is typically terminated by the buyer.  A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract.  If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk.  The following disclosures include:  (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2016.  Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2016.  For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table.  (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2016.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/AB Dynamic Asset Allocation Fund Strategies - The Fund entered into option contracts as a means of risk management and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of short-term cash deployment and risk management and/or hedging.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as a part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements as a substitute for investment in physical securities and to express views on a country’s interest rates.  The Fund entered into credit default swap agreements to obtain credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality.  The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy.

JNL/AB Dynamic Asset Allocation Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$5	$3	$—	$3	$11
Forward foreign currency contracts	—	—	112	—	112
Unrealized appreciation on OTC swap agreements	—	20	—	—	20
	$5	$23	$112	$3	$143
Liabilities:
Variation margin on financial derivative instruments(9)	$—	$12	$—	$12	$24
Options written, at value	—	1	—	—	1
Forward foreign currency contracts	—	—	97	—	97
Unrealized depreciation on OTC swap agreements	—	8	—	—	8
	$—	$21	$97	$12	$130
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(27)	$—	$—	$(27)
Swap agreements	(21)	(21)	—	—	(42)
Foreign currency related items	—	—	150	—	150
Futures contracts	—	(581)	—	264	(317)
Written options contracts	—	28	—	—	28
	$(21)	$(601)	$150	$264	$(208)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$121	$—	$—	$121
Foreign currency related items	—	—	(32)	—	(32)
Futures contracts and centrally cleared swap agreements	22	(106)	—	148	64
Written option contracts	—	16	—	—	16
	$22	$31	$(32)	$148	$169

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/AB Dynamic Asset Allocation Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$1	$(1)	$—	$—	$—	$—
CIT	24	(24)	—	—	—	—
DUB	1	—	—	1	—	—
JPM	13	—	—	13	—	—
SSB	93	(70)	—	23	—	—
Derivatives eligible for offset	$132	$(95)	$—	$37
Derivatives not eligible for offset	11				$—	$—
	$143
Derivative Liabilities by Counterparty*
BCL	$3	$(1)	$—	$2	$—	$—
CGM	1	—	—	1	—	—
CIT	24	(24)	—	—	—	—
GSI	8	—	—	8	—	—
SSB	70	(70)	—	—	—	—
Derivatives eligible for offset	$106	$(95)	$—	$11
Derivatives not eligible for offset	24				$69	$1,649
	$130

JNL/AB Dynamic Asset Allocation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$31	$12,556	$9,271	$136	$669	$1,960

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities and commodities.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into total return swap agreements to obtain exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$5,926	$—	$258	$22	$1,060	$7,266
Forward foreign currency contracts	—	—	—	28,479	—	28,479
Unrealized appreciation on OTC swap agreements	619	—	—	—	—	619
	$6,545	$—	$258	$28,501	$1,060	$36,364
Liabilities:
Variation margin on financial derivative instruments(9)	$2,045	$—	$1,320	$462	$350	$4,177
Forward foreign currency contracts	—	—	—	17,982	—	17,982
Unrealized depreciation on OTC swap agreements	1,598	—	571	—	—	2,169
	$3,643	$—	$1,891	$18,444	$350	$24,328
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Swap agreements	$3,534	$—	$(1,200)	$—	$—	$2,334
Foreign currency related items	—	—	—	(9,443)	—	(9,443)
Futures contracts	(2,098)	—	(17,975)	(319)	12,896	(7,496)
	$1,436	$—	$(19,175)	$(9,762)	$12,896	$(14,605)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(1,327)	$—	$(894)	$—	$—	$(2,221)
Foreign currency related items	—	—	—	13,974	—	13,974
Futures contracts and centrally cleared swap agreements	3,646	—	102	—	18,864	22,612
	$2,319	$—	$(792)	$13,974	$18,864	$34,365

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
CGM	$15	$(15)	$—	$—	$—	$—
CIT	28,479	(17,982)	(3,370)	7,127	3,370	—
MLP	604	(604)	—	—	—	—
Derivatives eligible for offset	$29,098	$(18,601)	$(3,370)	$7,127
Derivatives not eligible for offset	7,266				$—	$—
	$36,364

Derivative Liabilities by Counterparty*
BOA	$234	$—	$(234)	$—	$330	$—
CGM	48	(15)	—	33	—	—
CIT	17,982	(17,982)	—	—	381	—
MLP	1,654	(604)	(1,050)	—	2,780	—
MSC	233	—	(233)	—	1,481	—
Derivatives eligible for offset	$20,151	$(18,601)	$(1,517)	$33
Derivatives not eligible for offset	4,177				$30,622	$—
	$24,328

JNL/AQR Managed Futures Strategy Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$2,885,945	$2,106,525	$—	$—	$65,014

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities as a means of risk management and/or hedging and to manage duration and credit quality.  The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging and short-term cash deployment.  The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements as a means of risk management and/or hedging, to manage duration and as a substitute for investment in physical securities.  The Fund entered into cross-currency swap agreements as a means of risk management and/or hedging and to obtain directional exposure to currencies.  The Fund entered into credit default swap agreements as a substitute for investment in physical securities.  The Fund entered into total return swaps as a substitute for investment in physical securities.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$8,316	$—	$9,283	$378	$1,028	$19,005
Variation margin on financial derivative instruments(9)	—	259	260	—	69	588
Forward foreign currency contracts	—	—	—	11,424	—	11,424
Unrealized appreciation on OTC swap agreements	—	—	473	—	—	473
	$8,316	$259	$10,016	$11,802	$1,097	$31,490
Liabilities:
Variation margin on financial derivative instruments(9)	$—	$—	$65	$—	$—	$65
Options written, at value	908	—	9,380	2,134	763	13,185
Forward foreign currency contracts	—	—	—	18,254	—	18,254
Unrealized depreciation on OTC swap agreements	—	—	866	2,581	—	3,447
	$908	$—	$10,311	$22,969	$763	$34,951
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$2,008	$—	$(8,943)	$(287)	$(1,639)	$(8,861)
Swap agreements	—	1,857	474	33	1,383	3,747
Foreign currency related items	—	—	—	(24,983)	—	(24,983)
Futures contracts	—	—	(4,507)	—	—	(4,507)
Written option contracts	(1,035)	—	(1,913)	255	(1,396)	(4,089)
	$973	$1,857	$(14,889)	$(24,982)	$(1,652)	$(38,693)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$3,121	$—	$(4,774)	$(1,453)	$893	$(2,213)
OTC swap agreements	—	—	(1,118)	(2,572)	(66)	(3,756)
Foreign currency related items	—	—	—	(5,641)	—	(5,641)
Futures contracts and centrally cleared swap agreements	—	(547)	795	—	(792)	(544)
Written option contracts	23	—	(1,455)	97	286	(1,049)
	$3,144	$(547)	$(6,552)	$(9,569)	$321	$(13,203)

JNL/BlackRock Global Allocation Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$118	$—	$—	$118	$—	$—
BNP	1,304	(913)	—	391	—	—
BOA	61	(61)	—	—	—	—
CIT	925	(925)	—	—	—	—
CSI	841	(841)	—	—	580	—
DUB	4,112	(4,112)	—	—	—	—
GSC	8,339	(7,804)	—	535	—	—
GSI	120	—	—	120	—	—
HSB	1,239	(443)	—	796	—	—
JPM	6,827	(3,012)	(3,815)	—	5,460	—
MSC	4,014	(4,014)	—	—	—	—
SGB	1,014	(222)	(590)	202	590	—
UBS	465	(465)	—	—	—	—
Derivatives eligible for offset	$29,379	$(22,812)	$(4,405)	$2,162
Derivatives not eligible for offset	2,111				$—	$—
	$31,490

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/BlackRock Global Allocation Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBH	$302	$—	$—	$302	$—	$—
BCL	1,381	—	(749)	632	—	749
BNP	913	(913)	—	—	—	1,078
BOA	2,581	(61)	(2,520)	—	—	3,042
CGM	128	—	—	128	—	—
CIT	1,786	(925)	(639)	222	—	639
CSI	2,972	(841)	—	2,131	—	—
DUB	4,616	(4,112)	—	504	—	—
GSC	7,804	(7,804)	—	—	—	5,251
HSB	443	(443)	—	—	—	—
JPM	3,012	(3,012)	—	—	—	—
MSC	6,622	(4,014)	(991)	1,617	—	991
SGB	222	(222)	—	—	—	—
UBS	918	(465)	(453)	—	—	2,687
Derivatives eligible for offset	$33,700	$(22,812)	$(5,352)	$5,536
Derivatives not eligible for offset	1,251				$6,494	$—
	$34,951

JNL/BlackRock Global Allocation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Cross Currency Swap Agreements
Average monthly volume	$36,907	$71,475	$642,015	$234,191	$81,104	$17,754	$35,510

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, as a directional investment and to generate income.  The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales.  The Fund entered into contracts for differences to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as a substitute for investment in physical securities.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Unrealized appreciation on OTC swap agreements	$—	$1,014	$—	$—	$1,014
	$—	$1,014	$—	$—	$1,014
Liabilities:
Forward foreign currency contracts	$—	$—	$20	$—	$20
Options written, at value	—	3,518	—	—	3,518
Unrealized depreciation on OTC swap agreements	—	1,088	—	—	1,088
	$—	$4,606	$20	$—	$4,626
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(21)	$—	$—	$(21)
Swap agreements	—	(1,361)	—	—	(1,361)
Foreign currency related items	—	—	317	—	317
Written Options Contracts	—	1,847	—	—	1,847
	$—	$465	$317	$—	$782
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$(69)	$—	$—	$(69)
Foreign currency related items	—	—	(20)	—	(20)
Written option contracts	—	(3,017)	—	—	(3,017)
	$—	$(3,086)	$(20)	$—	$(3,106)

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
GSI	$1,014	$(1,014)	$—	$—	$—	$—
Derivatives eligible for offset	$1,014	$(1,014)	$—	$—
Derivative Liabilities by Counterparty*
BBH	$20	$—	$—	$20	$—	$—
GSI	1,088	(1,014)	—	74	—	—
Derivatives eligible for offset	$1,108	$(1,014)	$—	$94
Derivatives not eligible for offset	3,518				$—	$—
	$4,626

JNL/Boston Partners Global Long Short Equity Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Contracts for Difference
Average monthly volume	$2,334	$—	$7,198	$—	$—	$69,519

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/FPA + DoubleLine Flexible Allocation Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets and as part of its investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities, as a means of short-term cash deployment and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.

JNL/FPA + DoubleLine Flexible Allocation Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Equity	Foreign Exchange	Interest Rate	Total
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$7,286	$—	$—	$7,286
Foreign currency related items	—	—	(1,224)	—	(1,224)
Futures contracts	—	2,972	—	—	2,972
Written option contracts	—	2,096	—	—	2,096
	$—	$12,354	$(1,224)	$—	$11,130
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$5,803	$—	$—	$5,803
Foreign currency related items	—	—	(443)	—	(443)
Written option contracts	—	(2,078)	—	—	(2,078)
	$—	$3,725	$(443)	$—	$3,282

JNL/FPA + DoubleLine Flexible Allocation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$7,831	$3,267	$36,399	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$452	$452
Forward foreign currency contracts	—	—	24,714	—	24,714
	$—	$—	$24,714	$452	$25,166
Liabilities:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$12	$12
Forward foreign currency contracts	—	—	72,301	—	72,301
Unrealized depreciation on OTC swap agreements	—	—	—	27,802	27,802
	$—	$—	$72,301	$27,814	$100,115
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Swap agreements	$—	$—	$—	$(3,712)	$(3,712)
Foreign currency related items	—	—	(46,380)	—	(46,380)
	$—	$—	$(46,380)	$(3,712)	$(50,092)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$—	$—	$(11,647)	$(11,647)
Foreign currency related items	—	—	(52,461)	—	(52,461)
Futures contracts and centrally cleared swap agreements	—	—	—	(18,158)	(18,158)
	$—	$—	$(52,461)	$(29,805)	$(82,266)

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$1,018	$(1,018)	$—	$—	$—	$—
BOA	533	(335)	(198)	—	410	—
CIT	819	(819)	—	—	—	—
DUB	6,719	(4,167)	—	2,552	—	—
GSC	603	(603)	—	—	—	—
HSB	589	(589)	—	—	—	—
JPM	14,336	(14,336)	—	—	—	—
MSC	87	(5)	—	82	—	—
SCB	10	(10)	—	—	—	—
Derivatives eligible for offset	$24,714	$(21,882)	$(198)	$2,634
Derivatives not eligible for offset	452				$—	$—
	$25,166
Derivative Liabilities by Counterparty*
BCL	$11,261	$(1,018)	$(10,243)	$—	$10,800	$—
BOA	335	(335)	—	—	—	—
CIT	9,859	(819)	(8,820)	220	8,820	—
DUB	4,167	(4,167)	—	—	—	—
GSC	14,418	(603)	—	13,815	—	—
HSB	10,236	(589)	—	9,647	—	—
JPM	48,794	(14,336)	(34,458)	—	36,630	—
MSC	5	(5)	—	—	—	—
SCB	1,028	(10)	(1,018)	—	1,100	—
Derivatives eligible for offset	$100,103	$(21,882)	$(54,539)	$23,682
Derivatives not eligible for offset	12				$12,533	$—
	$100,115

JNL/Franklin Templeton Global Multisector Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$—	$2,139,348	$436,000	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Goldman Sachs Core Plus Bond Fund Derivative Strategies — The Fund entered into option contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of obtaining exposure to certain markets as part of its investment strategy.  The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration and to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers and to obtain credit exposure.

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$956	$956
Forward foreign currency contracts	—	—	6,087	—	6,087
Unrealized appreciation on OTC swap agreements	6	—	—	178	184
OTC swap premiums paid	133	—	—	1	134
	$139	$—	$6,087	$1,135	$7,361
Liabilities:
Variation margin on financial derivative instruments(9)	$162	$—	$—	$580	$742
Forward foreign currency contracts	—	—	5,924	—	5,924
Unrealized depreciation on OTC swap agreements	97	—	—	199	296
OTC swap premiums received	80	—	—	—	80
	$339	$—	$5,924	$779	$7,042
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Investments(2)	$—	$—	$—	$(88)	$(88)
Swap agreements	(1,463)	—	—	(1,830)	(3,293)
Foreign currency related items	—	—	(6,195)	—	(6,195)
Futures contracts	—	—	—	4,056	4,056
	$(1,463)	$—	$(6,195)	$2,138	$(5,520)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$6	$—	$—	$1,550	$1,556
Foreign currency related items	—	—	1,073	—	1,073
Futures contracts and centrally cleared swap agreements	(163)	—	—	(414)	(577)
	$(157)	$—	$1,073	$1,136	$2,052

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$53	$(44)	$—	$9	$—	$—
BNP	281	(281)	—	—	—	—
BOA	281	(137)	—	144	—	—
CIT	534	(534)	—	—	—	—
CSI	106	(90)	—	16	—	—
DUB	403	(339)	—	64	—	—
HSB	321	(268)	—	53	—	—
JPM	610	(610)	—	—	—	—
MSC	871	(481)	—	390	—	—
RBS	50	(50)	—	—	—	—
SCB	345	(345)	—	—	—	—
SSB	440	(407)	—	33	—	—
UBS	119	(119)	—	—	—	—
WBC	1,857	(1,136)	—	721	—	—
Derivatives eligible for offset	$6,271	$(4,841)	$—	$1,430
Derivatives not eligible for offset	1,090				$—	$—
	$7,361

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount
	Presented in the
	Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BCL	$44	$(44)	$—	$—	$—	$—
BNP	291	(281)	—	10	—	—
BOA	137	(137)	—	—	—	—
CGM	2	—	—	2	—	—
CIT	1,127	(534)	(546)	47	546	—
CSI	90	(90)	—	—	—	—
DUB	339	(339)	—	—	—	—
HSB	268	(268)	—	—	—	—
JPM	1,051	(610)	—	441	—	—
MSC	481	(481)	—	—	6,150	—
RBC	—	—	—	—	—	—
RBS	103	(50)	—	53	—	—
SCB	502	(345)	—	157	—	—
SSB	407	(407)	—	—	—	—
UBS	242	(119)	—	123	—	—
WBC	1,136	(1,136)	—	—	—	—
Derivatives eligible for offset	$6,220	$(4,841)	$(546)	$833
Derivatives not eligible for offset	822				$8,093	$2,352
	$7,042

JNL/Goldman Sachs Core Plus Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$21	$225,059	$573,589	$875,146	$56,295	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies - The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into cross-currency swap agreements to obtain directional exposure to currencies and to express views on a country’s interest rates.  The Fund entered into credit default swap agreements to obtain credit exposure.  The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$85	$85
Forward foreign currency contracts	—	—	4,397	—	4,397
Unrealized appreciation on OTC swap agreements	26	—	—	4,023	4,049
OTC swap premiums paid	272	—	—	2	274
	$298	$—	$4,397	$4,110	$8,805
Liabilities:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$18	$18
Forward foreign currency contracts	—	—	3,794	—	3,794
Unrealized depreciation on OTC swap agreements	228	—	2,512	3,037	5,777
OTC swap premiums received	148	—	—	19	167
	$376	$—	$6,306	$3,074	$9,756
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Swap agreements	$(2,092)	$—	$323	$354	$(1,415)
Foreign currency related items	—	—	1,313	—	1,313
Futures contracts	—	—	—	(456)	(456)
	$(2,092)	$—	$1,636	$(102)	$(558)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(138)	$—	$2,368	$3,093	$5,323
Foreign currency related items	—	—	320	—	320
Futures contracts and centrally cleared swap agreements	—	—	—	148	148
	$(138)	$—	$2,688	$3,241	$5,791

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$82	$(61)	$—	$21	$—	$—
BNP	254	(254)	—	—	—	—
BOA	281	(281)	—	—	—	—
CGM	190	(158)	—	32	—	—
CIT	624	(624)	—	—	—	—
CSI	172	(172)	—	—	—	—
DUB	3,158	(3,158)	—	—	—	—
HSB	340	(251)	—	89	—	—
JPM	535	(535)	—	—	—	—
MLP	53	—	—	53	—	—
MSC	1,305	(1,040)	(260)	5	260	—
RBS	39	(39)	—	—	—	—
SCB	920	(198)	—	722	—	—
SSB	283	—	—	283	—	—
UBS	68	(68)	—	—	—	—
WBC	142	(39)	—	103	—	—
Derivatives eligible for offset	$8,446	$(6,878)	$(260)	$1,308
Derivatives not eligible for offset	359				$—	$—
	$8,805

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$4	$	$—	$4	$—	$—
BCL	61	(61)	—	—	—	—
BNP	433	(254)	—	179	—	—
BOA	1,069	(281)	(680)	108	680	—
CGM	158	(158)	—	—	—	—
CIT	971	(624)	(347)	—	500	—
CSI	372	(172)	(30)	170	30	—
DUB	4,017	(3,158)	(859)	—	980	—
HSB	251	(251)	—	—	—	—
JPM	688	(535)	(153)	—	160	—
MSC	1,040	(1,040)	—	—	7,840	—
RBS	116	(39)	—	77	—	—
SCB	198	(198)	—	—	—	—
UBS	154	(68)	—	86	—	—
WBC	39	(39)	—	—	—	—
Derivatives eligible for offset	$9,571	$(6,878)	$(2,069)	$624
Derivatives not eligible for offset	185				$728	$696
	$9,756

JNL/Goldman Sachs Emerging Markets Debt Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Cross Currency Swap Agreements	Notional Amount of Non-Deliverable Bond Forward Contracts
Average monthly volume	$—	$16,885	$534,831	$156,993	$45,487	$24,853	$7,696

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Mellon Capital Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies.  Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Capital Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$—	$121	$—	$—	$121
	$—	$121	$—	$—	$121
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$152	$—	$152
Futures contracts	—	714	—	—	714
	$—	$714	$152	$—	$866
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$2	$—	$2
Futures contracts and centrally cleared swap agreements	—	(160)	—	—	(160)
	$—	$(160)	$2	$—	$(158)

JNL/Mellon Capital Emerging Markets Index Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$11,622	$1,340	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Mellon Capital International Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  The Fund entered into forward foreign currency contracts to create foreign currency exposure on U.S. dollar cash balances.

JNL/Mellon Capital International Index Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$—	$605	$—	$—	$605
Forward foreign currency contracts†	—	—	269	—	269
	$—	$605	$269	$—	$874
Liabilities:
Forward foreign currency contracts†	$—	$—	$1,270	$—	$1,270
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$678	$—	$678
Futures contracts	—	366	—	—	366
	$—	$366	$678	$—	$1,044
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$(765)	$—	$(765)
Futures contracts and centrally cleared swap agreements	—	(317)	—	—	(317)
	$—	$(317)	$(765)	$—	$(1,082)

† The JNL/Mellon Capital International Index Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL/Mellon Capital International Index Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$33,295	$95,415	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL Multi-Manager Alternative Fund - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, interest rates, foreign currencies and credit default swap valuations, to generate income, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets and as a part of its overall investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and currency rates, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to obtain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage duration at the cross sector level, to obtain credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality.  The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$—	$80	$89	$110	$279
Variation margin on financial derivative instruments(9)	10	—	144	324	478
Forward foreign currency contracts	—	—	3,504	—	3,504
Unrealized appreciation on OTC swap agreements	10	3,244	—	29	3,283
OTC swap premiums paid	64	—	—	—	64
	$84	$3,324	$3,737	$463	$7,608
Liabilities:
Variation margin on financial derivative instruments(9)	$32	$—	$6	$193	$231
Options written, at value	—	344	179	389	912
Forward foreign currency contracts	—	—	1,138	—	1,138
Unrealized depreciation on OTC swap agreements	79	9,960	—	10	10,049
OTC swap premiums received	59	—	—	—	59
	$170	$10,304	$1,323	$592	$12,389
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$(79)	$298	$(210)	$(723)	$(714)
Swap agreements	(76)	(7,976)	—	(710)	(8,762)
Foreign currency related items	—	—	(2,219)	—	(2,219)
Futures contracts	—	—	(1,385)	(1,389)	(2,774)
Written option contracts	—	220	576	2,105	2,901
	$(155)	$(7,458)	$(3,238)	$(717)	$(11,568)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$24	$282	$8	$(62)	$252
OTC swap agreements	(27)	(4,938)	—	362	(4,603)
Foreign currency related items	—	—	1,965	—	1,965
Futures contracts and centrally cleared swap agreements	55	—	168	(3,424)	(3,201)
Written option contracts	—	26	(44)	(91)	(109)
	$52	$(4,630)	$2,097	$(3,215)	$(5,696)

JNL Multi-Manager Alternative Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$209	$(209)	$—	$—	$—	$—
BOA	389	(125)	—	264	—
CGM	51	(51)	—	—	—	—
CIT	517	(77)	(440)	—	560	—
DUB	3,194	(3,194)	—	—	—	—
JPM	636	(514)	—	122	—	—
SSB	1,862	(489)	—	1,373	—	—
Derivatives eligible for offset	$6,858	$(4,659)	$(440)	$1,759
Derivatives not eligible for offset	750				$—	$—
	$7,608

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL Multi-Manager Alternative Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BCL	$398	$(209)	$—	$189	$—	$—
BOA	125	(125)	—	—	1,180	—
CGM	79	(51)	—	28	—	—
CIT	77	(77)	—	—	—	—
DUB	5,226	(3,194)	(2,032)	—	25,070	—
GSC	38	—	—	38	—	—
JPM	514	(514)	—	—	—	—
MSC	4,247	—	(4,247)	—	—	35,108
SSB	489	(489)	—	—	—	—
Derivatives eligible for offset	$11,193	$(4,659)	$(6,279)	$255
Derivatives not eligible for offset	1,196				$6,771	$—
	$12,389

JNL Multi-Manager Alternative Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$1,535	$351,551	$159,815	$153,666	$14,807	$198,716

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates.  The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies.  Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.  The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$69	$—	$76	$70	$215
Liabilities:
Variation margin on financial derivative instruments(9)	$—	$—	$100	$311	$411
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Swap agreements	$1,178	$—	$—	$—	$1,178
Foreign currency related items	—	—	2	—	2
Futures contracts	—	—	382	(3,930)	(3,548)
	$1,178	$—	$384	$(3,930)	$(2,368)
Net change in unrealized appreciation (depreciation) on:
Futures contracts and centrally cleared swap agreements	$524	$—	$(539)	$(4,551)	$(4,566)

JNL/Neuberger Berman Strategic Income Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$450,790	$285	$—	$35,895	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, foreign currencies and inflation and as a substitute for investment in physical securities.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to obtain exposure to certain markets.  The Fund entered into forward foreign currency contracts to obtain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$5,272	$5,272
Variation margin on financial derivative instruments(9)	—	—	—	1,039	1,039
Forward foreign currency contracts	—	—	7,451	—	7,451
Unrealized appreciation on OTC swap agreements	101	—	—	6,508	6,609
OTC swap premiums paid	—	—	—	484	484
	$101	$—	$7,451	$13,303	$20,855
Liabilities:
Variation margin on financial derivative instruments(9)	$106	$—	$4	$156	$266
Options written, at value	66	—	417	3,648	4,131
Forward foreign currency contracts	—	—	21,567	—	21,567
Unrealized depreciation on OTC swap agreements	—	—	—	11,839	11,839
OTC swap premiums received	303	—	—	57	360
	$475	$—	$21,988	$15,700	$38,163
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$(1)	$(1,789)	$(1,790)
Swap agreements	79	—	—	(18,060)	(17,981)
Foreign currency related items	—	—	1,853	—	1,853
Futures contracts	—	—	—	(3,696)	(3,696)
Written option contracts	58	—	393	2,267	2,718
	$137	$—	$2,245	$(21,278)	$(18,896)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$(720)	$(720)
OTC swap agreements	540	—	—	4,004	4,544
Foreign currency related items	—	—	(20,351)	—	(20,351)
Futures contracts and centrally cleared swap agreements	(292)	—	—	(16,110)	(16,402)
Written option contracts	81	—	(179)	39	(59)
	$329	$—	$(20,530)	$(12,787)	$(32,988)

JNL/PIMCO Real Return Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BNP	$394	$(394)	$—	$—	$—	$—
BOA	4,046	(3,124)	(922)	—	1,370	—
CGM	398	(237)	—	161	—	—
CIT	1,518	(1,518)	—	—	—	—
CSI	431	(431)	—	—	—	—
DUB	4,564	(4,564)	—	—	880	—
JPM	3,064	(3,064)	—	—	—	—
MLP	33	—	—	33	—	—
MSC	3,147	(3,147)	—	—	1,110	—
SCB	711	(363)	(348)	—	620	—
UBS	1,026	(477)	(549)	—	640	—
Derivatives eligible for offset	$19,332	$(17,319)	$(1,819)	$194
Derivatives not eligible for offset	1,523				$—	$—
	$20,855

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/PIMCO Real Return Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$1,979	$—	$(1,979)	$—	$—	$2,050
BNP	6,477	(394)	(5,555)	528	—	5,555
BOA	3,124	(3,124)	—	—	—	—
CGM	237	(237)	—	—	—	—
CIT	1,638	(1,518)	—	120	—	—
CSI	1,003	(431)	(572)	—	—	683
DUB	7,923	(4,564)	(3,359)	—	—	3,982
JPM	11,043	(3,064)	(5,739)	2,240	—	5,739
MSC	3,245	(3,147)	(98)	—	—	1,110
MSS	28	—	—	28	—	—
SCB	363	(363)	—	—	—	—
UBS	477	(477)	—	—	—	—
Derivatives eligible for offset	$37,537	$(17,319)	$(17,302)	$2,916
Derivatives not eligible for offset	626				$1,928	$14,371
	$38,163

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$11,043	$(11,043)	$—	$—	$—	$—
CSI	6,322	(6,307)	—	15	—	—
GSC	911,497	(911,497)	—	—	2,124	—
MSC	454,820	(429,760)	(5,750)	19,310	5,750	—
MSI	13,288	(12,844)	(280)	164	280	—
UBS	2,616	(2,546)	—	70	—	—
	$1,399,586	$(1,373,997)	$(6,030)	$19,559
Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$11,100	$(11,043)	$—	$57	$—	$—
CSI	6,307	(6,307)	—	—	—	—
GSC	932,113	(911,497)	—	20,616	—	—
MSC	429,760	(429,760)	—	—	—	—
MSI	12,844	(12,844)	—	—	—	—
UBS	2,546	(2,546)	—	—	—	—
	$1,394,670	$(1,373,997)	$—	$20,673

JNL/PIMCO Real Return Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$9,092	$437,588	$739,143	$902,350	$53,258	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/PIMCO Total Return Bond Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, foreign currencies and inflation and as a substitute for investment in physical securities.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to obtain exposure to certain markets.  The Fund entered into forward foreign currency contracts to obtain directional exposure to currencies as part of its overall investment strategy and to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$2,474	$2,474
Variation margin on financial derivative instruments(9)	213	—	—	6,727	6,940
Forward foreign currency contracts	—	—	45,250	—	45,250
Unrealized appreciation on OTC swap agreements	3,038	—	—	12	3,050
OTC swap premiums paid	226	—	—	—	226
	$3,477	$—	$45,250	$9,213	$57,940
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$2,229	$2,229
Options written, at value	14	—	2,175	2,091	4,280
Forward foreign currency contracts	—	—	44,674	—	44,674
Unrealized depreciation on OTC swap agreements(9)	769	—	—	—	769
OTC swap premiums received	8,942	—	—	—	8,942
	$9,725	$—	$46,849	$4,320	$60,894
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$(3,592)	$(3,592)
Swap agreements	(1,669)	—	—	(123,342)	(125,011)
Foreign currency related items	—	—	24,424	—	24,424
Futures contracts	—	—	—	(18,619)	(18,619)
Written option contracts	253	—	6,625	11,238	18,116
	$(1,416)	$—	$31,049	$(134,315)	$(104,682)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$2,176	$2,176
OTC swap agreements	3,816	—	—	(19)	3,797
Foreign currency related items	—	—	(47,751)	—	(47,751)
Futures contracts and centrally cleared swap agreements	1,924	—	—	22,546	24,470
Written option contracts	45	—	(553)	(2,522)	(3,030)
	$5,785	$—	$(48,304)	$22,181	$(20,338)

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
ANZ	$52	$(52)	$—	$—	$—	$—
BBP	46	(46)	—	—	—	—
BCL	600	(303)	—	297	—	—
BNP	589	(589)	—	—	—	—
BOA	2,783	(182)	(2,601)	—	2,610	—
CGM	559	(270)	—	289	—	—
CIT	3,212	(3,212)	—	—	—	—
CSI	74	(74)	—	—	—	—
DUB	8,863	(3,387)	(4,050)	1,426	4,050	—
GSI	11	—	—	11	—	—
JPM	9,182	(9,182)	—	—	—	—
MLP	764	—	—	764	—	—
MSC	22,215	(7,875)	(13,495)	845	13,495	—
SCB	480	(480)	—	—	370	—
UBS	1,333	(1,333)	—	—	—	—
Derivatives eligible for offset	$50,763	$(26,985)	$(20,146)	$3,632
Derivatives not eligible for offset	7,177				$—	$—
	$57,940

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
ANZ	$187	$(52)	$(135)	$—	$—	$262
BBP	93	(46)	(47)	—	—	1,056
BCL	303	(303)	—	—	—	—
BNP	1,619	(589)	(1,030)	—	—	1,926
BOA	182	(182)	—	—	—	—
CGM	270	(270)	—	—	—	—
CIT	7,691	(3,212)	(2,858)	1,621	—	2,858
CSI	502	(74)	(428)	—	—	442
DUB	3,387	(3,387)	—	—	—	—
GSC	37	—	—	37		—
JPM	23,080	(9,182)	(12,784)	1,114	—	12,784
MSC	7,875	(7,875)	—	—	—	826
SCB	524	(480)	—	44	—	—
UBS	3,794	(1,333)	(2,012)	449	—	2,012
Derivatives eligible for offset	$49,544	$(26,985)	$(19,294)	$3,265
Derivatives not eligible for offset	11,350				$1,767	$70,927
	$60,894

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$60,095	$(60,049)	$(46)	$—	$870	$—
CGM	58,737	(58,526)	(211)	—	1,289	535
CSI	770,189	(768,262)	(1,927)	—	4,540	—
GSC	91,987	(91,833)	(154)	—	780	—
JPM	39,356	(39,313)	—	43	—	—
MLP	118,916	(118,875)	—	41	—	—
MSC	166,422	(165,983)	(439)	—	850	—
UBS	29,653	(29,653)	—	—	—	—
WFI	22,258	(22,215)	—	43	—	—
	$1,357,613	$(1,354,709)	$(2,777)	$127
Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$60,049	$(60,049)	$—	$—	$—	$—
CGM	58,526	(58,526)	—	—	—	—
CSI	768,262	(768,262)	—	—	—	—
GSC	91,833	(91,833)	—	—	—	—
JPM	39,313	(39,313)	—	—	—	—
MLP	118,875	(118,875)	—	—	—	—
MSC	165,983	(165,983)	—	—	—	—
UBS	29,664	(29,653)	—	11	—	—
WFI	22,215	(22,215)	—	—	—	—
	$1,354,720	$(1,354,709)	$—	$11

JNL/PIMCO Total Return Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$14,356	$5,577,684	$2,330,505	$1,963,296	$304,648	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to obtain directional exposure to currencies as part of its overall investment strategy.  The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Scout Unconstrained Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments(9)	$435	$—	$—	$—	$435
Forward foreign currency contracts†	—	—	1,904	—	1,904
	$435	$—	$1,904	$—	$2,339
Liabilities:
Variation margin on financial derivative instruments(9)	$230	$—	$—	$411	$641
Forward foreign currency contracts†	—	—	521	—	521
	$230	$—	$521	$411	$1,162
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Swap agreements	$1,779	$—	$—	$—	$1,779
Foreign currency related items	—	—	(3,111)	—	(3,111)
Futures contracts	—	—	—	(4,236)	(4,236)
	$1,779	$—	$(3,111)	$(4,236)	$(5,568)
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$2,858	$—	$2,858
Futures contracts and centrally cleared swap agreements	460	—	—	(5,863)	(5,403)
	$460	$—	$2,858	$(5,863)	$(2,545)

JNL/Scout Unconstrained Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$203,904	$106,176	$—	$45,419	$—

†The JNL/Scout Unconstrained Bond Fund’s forward foreign currency contracts are subject to an enforceable master netting agreement with one counterparty.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income, as a substitute for investment in physical securities, as a means of risk management and/or hedging and as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy.  The Fund entered into forward foreign currency contracts as a means of risk management and/or hedging and to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$—	$2,775	$—	$—	$2,775
Forward foreign currency contracts	—	—	1,700	—	1,700
Unrealized appreciation on OTC swap agreements(9)	—	2,445	—	—	2,445
	$—	$5,220	$1,700	$—	$6,920
Liabilities:
Options written, at value	$—	$11,353	$—	$—	$11,353
Forward foreign currency contracts	—	—	212	—	212
Unrealized depreciation on OTC swap agreements(9)	—	3,006	—	—	3,006
	$—	$14,359	$212	$—	$14,571
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(2,046)	$—	$(253)	$(2,299)
Swap agreements	—	(1,870)	—	—	(1,870)
Foreign currency related items	—	—	177	—	177
Written option contracts	—	4,745	—	125	4,870
	$—	$829	$177	$(128)	$878
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$(328)	$—	$—	$(328)
OTC swap agreements	—	943	—	—	943
Foreign currency related items	—	—	1,248	—	1,248
Written option contracts	—	(653)	—	—	(653)
	$—	$(38)	$1,248	$—	$1,210

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$256	$(256)	$—	$—	$—	$—
JPM	3,983	(3,522)	—	461	—	—
Derivatives eligible for offset	$4,239	$(3,778)	$—	$461
Derivatives not eligible for offset	2,681			$—	$—
	$6,920
Derivative Liabilities by Counterparty*
BOA	$575	$(256)	$—	$319	$—	$—
JPM	3,522	(3,522)	—	—	23,400	—
Derivatives eligible for offset	$4,097	$(3,778)	$—	$319
Derivatives not eligible for offset	10,474			$11,430	$—
	$14,571

JNL/Westchester Capital Event Driven Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$9,985	$—	$31,593	$—	$—	$72,747

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Capital Guardian Global Balanced Fund - Derivative Instruments Eligible for Offset

	Gross Amount
	Presented in the
	Statement of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BNY	$610	$(310)	$—	$300	$—	$—
BOA	42	(10)	—	32	—	—
CIT	186	(186)	—	—	—	—
CSI	60	(30)	—	30	—	—
JPM	208	(208)	—	—	—	—
UBS	216	(105)	—	111	—	—
Derivatives eligible for offset	$1,322	$(849)	$—	$473

Derivative Liabilities by Counterparty*
BNY	$310	$(310)	$—	$—	$—	$—
BOA	10	(10)		—	—	—
CIT	190	(186)	—	4	—	—
CSI	30	(30)	—	—	—	—
JPM	249	(208)	—	41	—	—
UBS	105	(105)	—	—	—	—
Derivatives eligible for offset	$894	$(849)	$—	$45

(1) The derivative instruments outstanding as of June 30, 2016, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2016, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

(2) Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments.  The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

(9) Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 160 in the Notes to Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows:  JNL/Capital Guardian Global Balanced Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements as a substitute for investment in physical securities.  JNL/Franklin Templeton Mutual Shares Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy.  JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management and/or hedging.  JNL/Invesco Mid Cap Value Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  JNL/Mellon Capital S&P 500 Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  JNL/Mellon Capital S&P 400 Mid Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  JNL/Mellon Capital Small Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities.  JNL/Morgan Stanley Mid Cap Growth Fund entered into options contracts to obtain exposure to or hedge changes in securities prices.  JNL/PPM America Floating Rate Income Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  JNL/PPM America High Yield Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  JNL/PPM America Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions.  JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  JNL/WMC Balanced Fund entered into futures contracts as a means of short-term cash deployment, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging.  JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Causeway International Value Select Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Invesco China-India Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/RedRocks Listed Private Equity Fund, JNL/S&P International 5 Fund and JNL/T. Rowe Price Value Fund entered into foreign currency contracts to settle security purchases and

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

sales denominated in foreign currencies.  Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2016, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2016, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.  For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Cost of Options Purchased and Written	Notional Amount of Total Return Swap Agreements
JNL/Brookfield Global Infrastructure and MLP Fund	$—	$3,652	$—	$—
JNL/Capital Guardian Global Balanced Fund	—	73,025	—	—
JNL/Causeway International Value Select Fund	—	1,274	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	424,549
JNL/Franklin Templeton Global Growth Fund	—	636	—	—
JNL/Franklin Templeton Income Fund	—	3,435	—	—
JNL/Franklin Templeton International Small Cap Growth Fund	—	704	—	—
JNL/Franklin Templeton Mutual Shares Fund	—	138,796	—	—
JNL/Harris Oakmark Global Equity Fund	—	4,308	—	—
JNL/Invesco China-India Fund	—	665	—	—
JNL/Invesco Global Real Estate Fund	—	1,896	—	—
JNL/Invesco International Growth Fund	—	3,066	—	—
JNL/Invesco Mid Cap Value Fund	—	558	—	—
JNL/Lazard Emerging Markets Fund	—	1,907	—	—
JNL/Mellon Capital European 30 Fund	—	114	—	—
JNL/Mellon Capital Pacific Rim 30 Fund	—	2	—	—
JNL/Mellon Capital S&P 500 Index Fund	90,174	—	—	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	40,029	—	—	—
JNL/Mellon Capital Small Cap Index Fund	16,182	—	—	—
JNL/Morgan Stanley Mid Cap Growth Fund	—	—	134	—
JNL/Oppenheimer Emerging Markets Innovator Fund	—	946	—	—
JNL/Oppenheimer Global Growth Fund	—	882	—	—
JNL/PPM America Floating Rate Income Fund	14,594	—	—	—
JNL/PPM America High Yield Bond Fund	97,464	—	—	—
JNL/PPM America Total Return Fund	198,412	—	—	—
JNL/Red Rocks Listed Private Equity Fund	—	796	—	—
JNL/S&P International 5 Fund	—	123	—	—
JNL/T. Rowe Price Short-Term Bond Fund	207,640	—	—	—
JNL/T. Rowe Price Value Fund	—	351	—	—
JNL/WMC Balanced Fund	30,043	—	—	—

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral pledged (in thousands) for Funds for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

Futures Contracts

	Lending Agent/ Prime Broker	Counterparties	Pledged or Segregated Cash	Pledged or Segregated Securities	Securities Sold Short Segregated Securities	Securities Sold Short Pledged Cash	Swap Agreements Pledged or Segregated Cash	Total Pledged or Segregated Cash and Securities
JNL/BlackRock Global Allocation Fund	UBS	N/A	$—	$—	$1,800	$11,571	$—	$13,371
JNL/Boston Partners Global Long Short Equity Fund	GSI	N/A	—	—	257,227	289,428	—	546,655
JNL/FPA + DoubleLine Flexible Allocation Fund	JPM	N/A	—	—	185,921	75,751	—	261,672
JNL/Goldman Sachs U.S. Equity Flex Fund	SSB	N/A	—	—	125,495	26,645	—	152,140
JNL/Mellon Capital Emerging Markets Index Fund	N/A	GSC	—	880	—	—	—	880
JNL/Mellon Capital S&P 500 Index Fund	N/A	GSC	—	6,422	—	—	—	6,422
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	N/A	GSC	—	1,219	—	—	—	1,219
JNL/Mellon Capital SmallCap Index Fund	N/A	GSC	—	780	—	—	—	780
JNL/Mellon Capital International Index Fund	N/A	GSC	—	3,893	—	—	—	3,893
JNL/Multi-Manager Alternative Fund	JPM/SSB	N/A	—	—	35,730	59,404	—	95,134
JNL/Neuberger Berman Strategic Income Fund	N/A	GSC	—	5,199	—	—	791	5,990
JNL/PPM America Floating Rate Income Fund	N/A	RBS	180	—	—	—	—	180
JNL/PPM America High Yield Bond Fund	N/A	RBS	1,721	—	—	—	—	1,721
JNL/PPM America Total Return Fund	N/A	RBS	1,622	—	—	—	—	1,622
JNL/Scout Unconstrained Bond Fund	N/A	GSC/JPM	5,298	—	—	—	3,040	8,338
JNL/T. Rowe Price Short-Term Bond Fund	N/A	GSC	—	362	—	—	—	362
JNL/Westchester Capital Event Driven Fund	GSI/JPM/SSB	N/A	—	—	130,550	79,352	—	209,902
JNL/WMC Balanced Fund	N/A	GSC	386	—	—	—	—	386

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Market and Volatility Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”).  Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.  Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility.  Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Interest Rate Risk - When interest rates increase, fixed-income securities generally will decline in value.  A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions.  Fix-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk - Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment.  Taking short positions may involve leverage of a Fund’s assets.  If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees.  Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk - Certain Funds may invest in securities issued by companies located in Russia.  The U.S. Government and other governments have placed sanctions on Russia.  When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country.  Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities.  Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.  In addition, private equity companies are subject to minimal regulation.  In addition to the risks associated with a Fund’s direct investments, the Fund is also subject to the underlying risks which affect the private equity companies in which the Fund invests.  Private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Real Estate Investment Risk - The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.  The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Recent Market Event - The June 24, 2016 exit vote passed by the UK to withdraw from the European Union (‘EU”) created uncertainty in the broader European economic, regulatory, tax and political environment.  EU membership provides for the freedom of movement of goods, services, capital and people between members in the EU.  At the time the UK formally submits a notice of withdrawal, official separation will likely take approximately two years.  Within this time frame, there will be ongoing uncertainty surrounding exit negotiations involving trade, business, and legal agreements between the UK and continental Europe.  This uncertainty will likely lead to increased market volatility in the UK and European markets.  Additionally, future monetary policy by the U.S. Government and banks, foreign governments and central banks may also be impacted by this event, and as a result, the interest rate environment and certain currency markets may also experience volatility.

Money Market Fund Reform - In July 2014, the SEC voted to amend the rules under the 1940 Act applicable to money market funds which are intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors.  The new rules require a floating net asset value (NAV) for institutional prime money market funds, along with the potential use of liquidity fees and redemption gates for all prime money market funds in times of market stress.  The SEC also adopted additional diversification, stress-testing and disclosure measures for money market funds.  Government money market funds, defined under the new rules as having 99.5% of total assets in cash, government securities, and/or repurchase agreements that are collateralized by cash or government securities are exempt from the new rules.  Additionally, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Act, had proposed certain recommendations for money market fund reform.  The amendments have staggered compliance dates with a majority of these amendments requiring compliance on October 14, 2016, two years after the effective date for the amendments.  The JNL/WMC Money Market Fund will convert to a government money market fund effective September 19, 2016.

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody (except overdraft and internet expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m	$100m to $500m	Over $500m	$0 to $3b	Over $3b
JNL/AB Dynamic Asset Allocation Fund	0.75%	0.75%	0.75 - 0.70%	0.15%	0.13%
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.90 - 0.85	0.15	0.13

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m	$100m to $500m	Over $500m	$0 to $3b	Over $3b
JNL/BlackRock Global Allocation Fund	0.75%	0.75%	0.75 - 0.70%	0.15%	0.13%
JNL/BlackRock Large Cap Select Growth Fund	0.70	0.70 - 0.65	0.60 - 0.55	0.10	0.09
JNL/BlackRock Natural Resources Fund	0.70	0.70 - 0.60	0.60	0.15	0.13
JNL/Boston Partners Global Long Short Equity Fund	1.20	1.20	1.20 - 1.15	0.15	0.13
JNL/Brookfield Global Infrastructure and MLP Fund	0.80	0.80	0.80 - 0.75	0.15	0.13
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.60	0.15	0.13
JNL/Causeway International Value Select Fund	0.70	0.70 - 0.65	0.60	0.15	0.13
JNL/Crescent High Income Fund	0.65	0.65	0.65 - 0.60	0.15	0.13
JNL/DFA U.S. Core Equity Fund	0.65	0.60 - 0.55	0.55	0.10	0.09
JNL/DoubleLine Emerging Markets Fixed Income Fund	0.75	0.75	0.70	0.15	0.13
JNL/DoubleLine Shiller Enhanced CAPE Fund	0.75	0.75	0.70	0.15	0.13
JNL/FPA + DoubleLine Flexible Allocation Fund	0.85	0.85	0.85 - 0.75	0.15	0.13
JNL/Franklin Templeton Global Growth Fund	0.75	0.75 - 0.65	0.60	0.15	0.13
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75 - 0.65	0.15	0.13
JNL/Franklin Templeton Income Fund	0.80	0.75 - 0.65	0.60	0.10	0.09
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.90	0.15	0.13
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.70	0.10	0.09
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.55 - 0.50	0.10	0.09
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75 - 0.70	0.70 - 0.675	0.15	0.13
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.70	0.70	0.10	0.09
JNL/Goldman Sachs U.S. Equity Flex Fund	0.80	0.80 - 0.75	0.80 - 0.75	0.15	0.13
JNL/Harris Oakmark Global Equity Fund	0.85	0.85	0.85 - 0.80	0.15	0.13
JNL/Invesco China-India Fund	0.90	0.90	0.85	0.15	0.13
JNL/Invesco Global Real Estate Fund	0.75 - 0.70	0.70	0.70	0.15	0.13
JNL/Invesco International Growth Fund	0.70	0.70 - 0.65	0.60	0.15	0.13
JNL/Invesco Mid Cap Value Fund	0.75 - 0.70	0.70 - 0.65	0.65	0.10	0.09
JNL/Invesco Small Cap Growth Fund	0.85	0.85 - 0.80	0.80	0.10	0.09
JNL/JPMorgan MidCap Growth Fund	0.70	0.70 - 0.65	0.65 - 0.55	0.10	0.09
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50 - 0.40	0.35	0.10	0.09
JNL/Lazard Emerging Markets Fund	1.00	0.90 - 0.85	0.85	0.15	0.13
JNL/Mellon Capital Emerging Markets Index Fund	0.40	0.40	0.35	0.15	0.13
JNL/Mellon Capital European 30 Fund	0.37 - 0.31	0.28	0.28	0.15	0.13
JNL/Mellon Capital Pacific Rim 30 Fund	0.37 - 0.31	0.28	0.28	0.15	0.13
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital International Index Fund	0.30	0.30	0.25 - 0.24	0.15	0.13
JNL/Mellon Capital Bond Index Fund	0.30	0.30	0.25 - 0.24	0.10	0.09
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 - 0.26	0.15	0.13
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75 - 0.70	0.15	0.13
JNL Multi-Manager Alternative Fund	1.75	1.75	1.75 - 1.70	0.20	0.18
JNL/Multi-Manager Small Cap Growth Fund	0.75	0.70	0.65	0.10	0.09
JNL/Multi-Manager Small Cap Value Fund	0.85	0.85 - 0.77	0.75	0.10	0.09
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.55 - 0.50	0.15	0.13
JNL/Oppenheimer Emerging Markets Innovator Fund	1.10	1.10	1.10 - 1.05	0.15	0.13
JNL/Oppenheimer Global Growth Fund	0.70	0.70 - 0.60	0.60	0.15	0.13
JNL/PIMCO Real Return Fund	0.50	0.50	0.50 - 0.475	0.10	0.09
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50 - 0.49	0.10	0.09
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.60	0.15	0.13
JNL/PPM America High Yield Bond Fund	0.50	0.50 - 0.45	0.425	0.10	0.09
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.70	0.10	0.09
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.70	0.10	0.09
JNL/PPM America Total Return Fund	0.50	0.50	0.50 - 0.45	0.10	0.09
JNL/PPM America Value Equity Fund	0.55	0.55 - 0.50	0.50	0.10	0.09
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85 - 0.80	0.80	0.15	0.13
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P International 5 Fund	0.45	0.45	0.45 - 0.40	0.15	0.13
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P Mid Fund	0.50	0.50	0.50 - 0.45	0.10	0.09
JNL/S&P Total Yield Fund	0.40	0.40	0.35	0.10	0.09
JNL/Scout Unconstrained Bond Fund	0.65	0.65	0.65 - 0.60	0.15	0.13
JNL/T. Rowe Price Established Growth Fund	0.65	0.65 - 0.60	0.55	0.10	0.09
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75 - 0.70	0.70	0.10	0.09
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45 - 0.40	0.40 - 0.375	0.10	0.09
JNL/T. Rowe Price Value Fund	0.70	0.70 - 0.65	0.60	0.10	0.09
JNL/Westchester Capital Event Driven Fund	1.10	1.10	1.10 - 0.95	0.15	0.13
JNL/WMC Balanced Fund	0.55 - 0.50	0.50 - 0.45	0.425	0.10	0.09
JNL/WMC Money Market Fund	0.28	0.28	0.25	0.10	0.09
JNL/WMC Value Fund	0.55	0.55 - 0.50	0.45	0.10	0.09

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period.  JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed for a period of three years from the end of the fiscal year in which fees were waived and a reimbursement took place.  During the period ended June 30, 2016, JNAM recovered $4 of previously reimbursed expenses (in thousands).  At June 30, 2016, the amount of potentially recoverable expenses (in thousands) was $5,046 that expires on December 31, 2016, $5,342 that expires on December 31, 2017, $4,407 that expires on December 31, 2018 and $828 that expires on December 31, 2019.

Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/DFA U.S. Core Equity Fund	Fees greater than 0.50%
JNL/FPA + DoubleLine Flexible Allocation Fund	0.05% for net assets between $2 - $3 billion
JNL/Franklin Templeton Global Multisector Bond Fund	0.05% for net assets between $0 - $1 billion
JNL/Goldman Sachs Core Plus Bond Fund	0.025% for net assets between $0 - $500 million
JNL/Goldman Sachs Emerging Markets Debt Fund	0.025% for net assets between $400 million - $1 billion
JNL/Goldman Sachs Mid Cap Value Fund	0.025% for net assets over $500 million
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $250 million
JNL/Mellon Capital S&P 500 Index Fund	0.01%
JNL/Morgan Stanley Mid Cap Growth Fund	0.025%
JNL Multi-Manager Alternative Fund	0.40%
JNL/Oppenheimer Global Growth Fund	0.05% for net assets between $0 - $300 million
JNL/T. Rowe Price Value Fund	0.05% for net assets between $150 million and $500 million as long as the net assets for the Fund are above $1 billion

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/Capital Guardian Global Balanced Fund	0.025%
JNL/Invesco China-India Fund	0.05% for net assets between $0 - $500 million
JNL/Invesco Global Real Estate Fund	0.05% for net assets between $0 - $50 million
JNL/Invesco International Growth Fund	0.05% for net assets between $0 - $50 million and 0.02% for net assets over $2 billion
JNL/Invesco Mid Cap Value Fund	0.05% for net assets between $0 - $50 million
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $50 million
JNL/Lazard Emerging Markets Fund	0.10% for the first $100 million
JNL/Mellon Capital Emerging Markets Index Fund	0.05% for net assets over $750 million
JNL Multi-Manager Alternative Fund	1.00% for net assets sub-advised by Babson Capital Management LLC
JNL/PIMCO Real Return Fund	0.01% for net assets over $2 billion
JNL/PIMCO Total Return Bond Fund	0.02% for net assets over $1 billion
JNL/PPM America Mid Cap Value Fund	0.10% for net assets over $150 million
JNL/PPM America Small Cap Value Fund	0.10% for net assets over $150 million

Distribution Fees - The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions - During the period ended June 30, 2016, the following Fund paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands):  JNL/Goldman Sachs Mid Cap Value Fund $64.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2016, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund and iShares iBoxx $ High Yield Corporate Bond ETF, which are affiliates of the Sub-Adviser.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

Security Transactions - Security transactions can occur where the buyer and seller of the security are both funds for which JNAM serves as the Adviser.  Such transactions occur to eliminate transaction costs normally associated with security trading activity.  Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board.  None of the Funds had any Rule 17a-7 transactions that occurred between funds for which JNAM serves as the Adviser during the period.

NOTE 9.  BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, JNL/Crescent High Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund and JNL Multi-Manager Alternative Fund were added to the SCA.  Also effective June 3, 2016, the Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 3, 2016, the amount available under the facility was $450,000,000. The Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA.  Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement.  The Funds pay an annual fee of 0.15% of the available commitments.  These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other participating funds based on each fund’s net assets as a percentage of the participating funds’ total net assets.  Prior to June 3, 2016, the Funds paid an annual fee of 0.10% of the available commitments which was allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating funds’ total net assets.  During the period, the participating funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee.  The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

Prior to June 3, 2016, JNL/PPM America Floating Rate Income Fund participated in a $150 million committed, unsecured revolving line of credit facility with State Street Corp.  Borrowings were to be used solely for temporary or emergency purposes.  The Fund was permitted to borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act.  The Fund paid an annual commitment fee of 0.175% for this facility. The commitment fee is included in other expenses in the Fund’s Statement of Operations. The line of credit facility with State Street Corp. was terminated effective June 3, 2016.  No amounts were borrowed under the facility during the period it was effective.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Money Market Fund, along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”).  The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

NOTE 10.  REVERSE SHARE SPLIT

As of close of business on May 6, 2016, JNL/Causeway International Value Select Fund and JNL/PPM America High Yield Bond Fund each implemented a 2 for 1 reverse share split.  The reverse share splits effectively decreased the number of shares outstanding for Class A and Class B shares of each Fund.  As a result, shareholders’ accounts reflect fewer shares with a higher NAV per share.  While the number of shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments were affected. Per share data in the financial highlights prior to May 6, 2016, has been retroactively adjusted to give effect to the reverse share split.

NOTE 11.  FUND ACQUISITIONS

Tax Free Exchange - The following tables include information (in thousands) relating to acquisitions completed on April 25, 2016.  The acquisitions were completed by a tax free exchange of Class A and B shares, as applicable, of Funds in the Trust, pursuant to a plan of reorganization approved by the Trust’s Board and at a special meeting of each Fund’s shareholders on March 21, 2016.  The purpose of each acquisition was to combine Funds with

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

comparable investment objectives and strategies.  Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds.  The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date		Shares of Acquiring Fund Issued in Exchange
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund
Class A	Class A	$471,151	16,540	$1,476,534	106,608		34,023
Class B	Class B	475	16	994	71		34
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund
Class A	Class A	111,139	17,399	332,434	46,212		15,463
Class B	Class B	115	18	299	41		16
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund
Class A	Class A	936,835	79,695	1,605,687	59,485		34,724
Class B	Class B	845	70	511	18		30
JNL/Mellon Capital Frontier Markets 100 Index Fund(1)	JNL/Mellon Capital Emerging Markets Index Fund
Class A	Class A	15,860	1,415	810,482	94,070	(2)	1,840

(1)          The acquired Fund is a separate series of Jackson Variable Series Trust and is advised by JNAM.

(2)          As of close of business on March 7, 2016, JNL/Mellon Capital Frontier Markets 100 Index Fund implemented a 13 for 1 reverse share split.  The reverse share split effectively decreased the number of shares outstanding for shares of the Fund.  As a result, shareholders’ accounts reflected fewer shares with a higher NAV per share.  While the number of shares decreased as a result of the reverse share split, neither the Fund’s holdings nor the total value of shareholders’ investments were affected.

Immediately prior to the reorganization, the cost, market value and unrealized depreciation of investments (in thousands) for the acquired funds were as follows:

Acquired Fund	Cost of Investments	Value of Investments	Net Unrealized Appreciation/ (Depreciation)
JNL/Capital Guardian Global Diversified Research Fund	$393,054	$409,592	$16,538
JNL/Eastspring Investments Asia ex-Japan Fund	75,176	74,823	(353)
JNL/Invesco Large Cap Growth Fund	865,778	908,876	43,098
JNL/Mellon Capital Frontier Markets 100 Index Fund	2	1	(1)

Assuming the acquisitions had been completed on January 1, 2016, the acquiring Funds’ pro forma results of operations (in thousands) for the period ended June 30, 2016, would have been:

Acquiring Fund	Net Investment Income	Net Realized Gain (Loss)	Net Change In Unrealized Appreciation/ (Depreciation)	Net Increase (Decrease) in Net Assets from Operations
JNL/Oppenheimer Global Growth Fund	$17,355	$30,628	$(168,626)	$(120,643)
JNL/Invesco China-India Fund	2,884	(50,985)	47,228	(873)
JNL/BlackRock Large Cap Select Growth Fund	659	(2,082)	(121,213)	(122,636)
JNL/Mellon Capital Emerging Markets Index Fund	8,097	(15,031)	55,441	48,507

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statement of Operations since April 25, 2016 for the acquisition.

The following table includes information (in thousands) relating to another acquisition completed on April 25, 2016.  The acquisition was completed by a tax free exchange of Class A shares of a Fund in the Trust with shares in a fund in JNL Investors Series Trust pursuant to a plan of reorganization approved by each Trust’s Board.  The purpose of the acquisition was to facilitate an acquisition of a fund with the same name in JNL Investors Series Trust into the Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes. The acquired Fund had no activity prior to inception on April 25, 2016 nor did it hold any investments on April 25, 2016, and as a result, there were no results of operations, net assets, cost basis or market value carried forward from the acquired Fund to the acquiring fund.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/PPM America Total Return Fund	JNL/PPM America Total Return Fund(1)
Class A	Class A	$—	—	$994,891	83,788	—

(1) For financial reporting purposes, the acquiring fund is a separate series of JNL Investors Series Trust.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 12.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends.  Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash.  Each Fund has the intent to continue to comply with tax provisions pertaining to RICs and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consents and other distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2015, the Funds’ last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/AB Dynamic Asset Allocation Fund	—	$—	$33	$226	$259
JNL/AQR Managed Futures Strategy Fund	—	—	30,529	11,227	41,756
JNL/BlackRock Natural Resources Fund	2017-2017	13,799	4,505	20,588	38,892
JNL/Brookfield Global Infrastructure and MLP Fund	—	—	77,999	—	77,999
JNL/Causeway International Value Select Fund	2016-2018	179,781	30,487	4,295	214,563
JNL/Franklin Templeton Income Fund	2018-2018	681	31,032	99,796	131,509
JNL/Goldman Sachs Core Plus Bond Fund	—	—	7,841	—	7,841
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	27,187	9,482	36,669
JNL/Harris Oakmark Global Equity Fund	—	—	87	—	87
JNL/JPMorgan U.S. Government & Quality Bond Fund	2017-2017	775	1,167	3,321	5,263
JNL/Lazard Emerging Markets Fund	—	—	9,496	95,377	104,873
JNL/Mellon Capital Emerging Markets Index Fund	—	—	9,364	41,567	50,931
JNL/Mellon Capital European 30 Fund	—	—	14,912	1,350	16,262
JNL/Mellon Capital International Index Fund	2017-2018	6,331	—	—	6,331
JNL/Morgan Stanley Mid Cap Growth Fund	—	—	391	4,034	4,425
JNL/Oppenheimer Emerging Markets Innovator Fund	—	—	7,347	—	7,347
JNL/PIMCO Real Return Fund	—	—	125,218	14,839	140,057
JNL/PPM America Floating Rate Income Fund	—	—	1,221	11,873	13,094
JNL/PPM America High Yield Bond Fund	—	—	23,298	43,836	67,134
JNL/PPM America Total Return Fund*	—	—	—	5,646	5,646
JNL/PPM America Value Equity Fund	2016-2017	46,535	—	—	46,535
JNL/S&P International 5 Fund	—	—	547	1,169	1,716
JNL/S&P Intrinsic Value Fund	—	—	87,634	—	87,634
JNL/S&P Mid 3 Fund	—	—	4,000	1,456	5,456
JNL/S&P Total Yield Fund	—	—	76,595	14,450	91,045
JNL/Scout Unconstrained Bond Fund	—	—	—	13,239	13,239
JNL/T. Rowe Price Short-Term Bond Fund	2017-2018	21,370	10,100	10,469	41,939

*       On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust.  Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the table includes the capital loss carryforwards for the acquiring fund formerly in JNL Investors Series Trust at December 31, 2015.

At December 31, 2015, the Funds’ last fiscal year end, the following Funds had capital, currency and PFIC mark-to-market losses (in thousands) realized after October 31, 2015 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2016:

Amount
JNL/Franklin Templeton Global Multisector Bond Fund	$24,021
JNL/Goldman Sachs Mid Cap Value Fund	14,727
JNL/Invesco Global Real Estate Fund	13,208
JNL/Lazard Emerging Markets Fund	5,936
JNL/Mellon Capital S&P 400 MidCap Index Fund	236
JNL/Mellon Capital Small Cap Index Fund	462
JNL/Mellon Capital International Index Fund	9,048
JNL/Mellon Capital Bond Index Fund	843
JNL/PIMCO Total Return Bond Fund	2,357
JNL/PPM America High Yield Bond Fund	29,811
JNL/WMC Value Fund	67

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

As of June 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AB Dynamic Asset Allocation Fund	$37,956	$461	$(975)	$(514)
JNL/AQR Managed Futures Strategy Fund	715,693	—	(115)	(115)
JNL/BlackRock Global Allocation Fund	3,932,126	208,899	(251,605)	(42,706)
JNL/BlackRock Large Cap Select Growth Fund	2,348,958	272,953	(69,594)	203,359
JNL/BlackRock Natural Resources Fund	977,441	99,293	(158,067)	(58,774)
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	689,614	53,254	(21,499)	31,755
Short Investments	289,428	11,315	(20,951)	(9,636)
JNL/Brookfield Global Infrastructure and MLP Fund	833,966	97,849	25,606)	72,243
JNL/Capital Guardian Global Balanced Fund	468,376	38,742	(32,433)	6,309
JNL/Causeway International Value Select Fund	815,595	35,939	(100,814)	(64,875)
JNL/Crescent High Income Fund	428,625	2,261	(3,034)	(773)
JNL/DFA U.S. Core Equity Fund	711,958	156,538	(60,064)	96,474
JNL/DoubleLine Emerging Markets Fixed Income Fund	138,848	2,155	(294)	1,861
JNL/DoubleLine Shiller Enhanced CAPE Fund	712,766	3,740	(1,951)	1,789
JNL/FPA + DoubleLine Flexible Allocation Fund	2,160,963	27,089	(129,671)	(102,582)
JNL/Franklin Templeton Global Growth Fund	971,921	102,196	(159,885)	(57,689)
JNL/Franklin Templeton Global Multisector Bond Fund	1,712,160	50,984	(116,558)	(65,574)
JNL/Franklin Templeton Income Fund	2,426,102	176,241	(169,244)	6,997
JNL/Franklin Templeton International Small Cap Growth Fund	577,091	57,380	(90,570)	(33,190)
JNL/Franklin Templeton Mutual Shares Fund	1,073,636	189,044	(127,899)	61,145
JNL/Goldman Sachs Core Plus Bond Fund	1,228,674	40,715	(9,229)	31,486
JNL/Goldman Sachs Emerging Markets Debt Fund	352,152	8,566	(44,888)	(36,322)
JNL/Goldman Sachs Mid Cap Value Fund	1,068,793	99,360	(39,265)	60,095
JNL/Goldman Sachs U.S. Equity Flex Fund
Long Investments	460,007	35,599	(13,400)	22,199
Short Investments	116,453	3,582	(10,789)	(7,207)
JNL/Harris Oakmark Global Equity Fund	77,084	3,707	(9,641)	(5,934)
JNL/Invesco China-India Fund	457,767	37,978	(39,791)	(1,813)
JNL/Invesco Global Real Estate Fund	1,891,502	179,494	(89,672)	89,822
JNL/Invesco International Growth Fund	1,270,039	113,909	(130,225)	(16,316)
JNL/Invesco Mid Cap Value Fund	578,292	52,524	(59,136)	(6,612)
JNL/Invesco Small Cap Growth Fund	1,321,532	197,868	(113,142)	84,726
JNL/JPMorgan MidCap Growth Fund	1,664,824	146,972	(122,267)	24,705
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,666,379	92,625	(4,209)	88,416
JNL/Lazard Emerging Markets Fund	988,350	114,485	(212,750)	(98,265)
JNL/Mellon Capital Emerging Markets Index Fund	986,963	65,505	(191,528)	(126,023)
JNL/Mellon Capital European 30 Fund	456,184	27,278	(58,580)	(31,302)
JNL/Mellon Capital Pacific Rim 30 Fund	241,662	13,383	(23,686)	(10,303)
JNL/Mellon Capital S&P 500 Index Fund	4,757,155	1,367,288	(234,278)	1,133,010
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,142,701	453,911	(188,386)	265,525
JNL/Mellon Capital Small Cap Index Fund	1,755,754	307,464	(142,865)	164,599
JNL/Mellon Capital International Index Fund	2,266,114	359,649	(408,158)	(48,509)
JNL/Mellon Capital Bond Index Fund	1,224,858	45,808	(1,202)	44,606
JNL/Mellon Capital Utilities Sector Fund	71,962	10,643	(935)	9,708
JNL/Morgan Stanley Mid Cap Growth Fund	242,722	25,275	(29,267)	(3,992)
JNL Multi-Manager Alternative Fund	696,346	24,917	(28,878)	(3,961)
JNL Multi-Manager Small Cap Growth Fund	1,283,153	99,615	(74,760)	24,855
JNL Multi-Manager Small Cap Value Fund	1,084,429	92,305	(52,889)	39,416
JNL/Neuberger Berman Strategic Income Fund	807,600	13,993	(14,734)	(741)
JNL/Oppenheimer Emerging Markets Innovator Fund	278,017	27,322	(16,551)	10,771
JNL/Oppenheimer Global Growth Fund	1,820,922	252,206	(220,117)	32,089
JNL/PIMCO Real Return Fund	2,513,466	—	(228,359)	(228,359)
JNL/PIMCO Total Return Bond Fund	5,464,081	187,834	(55,079)	132,755
JNL/PPM America Floating Rate Income Fund	1,346,772	3,982	(57,798)	(53,816)
JNL/PPM America High Yield Bond Fund	2,602,309	98,008	(180,787)	(82,779)
JNL/PPM America Mid Cap Value Fund	528,475	43,348	(41,326)	2,022
JNL/PPM America Small Cap Value Fund	520,530	27,734	(31,697)	(3,963)
JNL/PPM America Total Return Fund	1,075,838	38,936	(9,065)	29,871
JNL/PPM America Value Equity Fund	163,371	16,044	(12,286)	3,758
JNL/Red Rocks Listed Private Equity Fund	521,800	6,925	(31,692)	(24,767)
JNL/S&P Competitive Advantage Fund	3,311,107	188,065	(379,225)	(191,160)
JNL/S&P Dividend Income & Growth Fund	4,800,410	561,377	(95,673)	465,704
JNL/S&P International 5 Fund	138,931	7,189	(15,242)	(8,053)
JNL/S&P Intrinsic Value Fund	3,149,619	105,610	(411,954)	(306,344)
JNL/S&P Mid 3 Fund	334,482	23,006	(30,445)	(7,439)
JNL/S&P Total Yield Fund	2,430,433	153,962	(229,754)	(75,792)
JNL/Scout Unconstrained Bond Fund	1,253,680	9,692	(2,469)	7,223

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/T. Rowe Price Established Growth Fund	$5,566,029	$1,289,865	$(312,740)	$977,125
JNL/T. Rowe Price Mid-Cap Growth Fund	3,229,665	853,285	(126,035)	727,250
JNL/T. Rowe Price Short-Term Bond Fund	1,757,043	13,145	(1,986)	11,159
JNL/T. Rowe Price Value Fund	3,857,119	401,067	(141,993)	259,074
JNL/Westchester Capital Event Driven Fund	315,977	11,310	(10,433)	877
JNL/WMC Balanced Fund	5,167,920	623,495	(116,238)	507,257
JNL/WMC Money Market Fund	1,430,845	—	—	—
JNL/WMC Value Fund	1,367,877	400,609	(86,142)	314,467

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/AB Dynamic Asset Allocation Fund	$345	$53
JNL/AQR Managed Futures Strategy Fund	51,503	—
JNL/BlackRock Global Allocation Fund	114,206	159,403
JNL/BlackRock Large Cap Select Growth Fund	29,106	64,905
JNL/BlackRock Natural Resources Fund	3,915	—
JNL/Brookfield Global Infrastructure and MLP Fund	17,523	34,970
JNL/Capital Guardian Global Balanced Fund	3,549	26,940
JNL/Causeway International Value Select Fund	27,770	—
JNL/DFA U.S. Core Equity Fund	6,836	25,121
JNL/Franklin Templeton Global Growth Fund	25,760	28,418
JNL/Franklin Templeton Global Multisector Bond Fund	163,874	1,363
JNL/Franklin Templeton Income Fund	102,722	—
JNL/Franklin Templeton International Small Cap Growth Fund	4,846	33,335
JNL/Franklin Templeton Mutual Shares Fund	40,416	52,408
JNL/Goldman Sachs Core Plus Bond Fund	23,051	—
JNL/Goldman Sachs Mid Cap Value Fund	50,350	59,030
JNL/Goldman Sachs U.S. Equity Flex Fund	14,860	18,761
JNL/Invesco China-India Fund	4,131	—
JNL/Invesco Global Real Estate Fund	54,793	115,560
JNL/Invesco International Growth Fund	24,106	—
JNL/Invesco Mid Cap Value Fund	13,846	4,127
JNL/Invesco Small Cap Growth Fund	17,660	59,996
JNL/FPA + DoubleLine Flexible Allocation Fund	18,510	137,554
JNL/JPMorgan MidCap Growth Fund	21,864	158,686
JNL/JPMorgan U.S. Government & Quality Bond Fund	30,827	—
JNL/Lazard Emerging Markets Fund	33,167	7,272
JNL/Mellon Capital Emerging Markets Index Fund	14,123	—
JNL/Mellon Capital European 30 Fund	15,396	2,402
JNL/Mellon Capital Pacific Rim 30 Fund	8,006	4,507
JNL/Mellon Capital S&P 500 Index Fund	74,994	70,766
JNL/Mellon Capital S&P 400 MidCap Index Fund	21,241	149,002
JNL/Mellon Capital Small Cap Index Fund	11,099	195,081
JNL/Mellon Capital International Index Fund	53,154	—
JNL/Mellon Capital Bond Index Fund	21,264	2,437
JNL/Mellon Capital Utilities Sector Fund	717	109
JNL/Morgan Stanley Mid Cap Growth Fund	—	9,930
JNL Multi-Manager Small Cap Growth Fund	10,033	176,613
JNL Multi-Manager Small Cap Value Fund	3,643	65,728
JNL/Neuberger Berman Strategic Income Fund	22,508	—
JNL/Oppenheimer Global Growth Fund	12,819	38,677
JNL/PIMCO Real Return Fund	61,929	—
JNL/PIMCO Total Return Bond Fund	187,200	25,878
JNL/PPM America Floating Rate Income Fund	58,728	—
JNL/PPM America High Yield Bond Fund	159,001	4,065
JNL/PPM America Mid Cap Value Fund	4,509	43,426
JNL/PPM America Small Cap Value Fund	5,430	21,556
JNL/PPM America Total Return Fund**	25,928	—
JNL/Red Rocks Listed Private Equity Fund	39,538	34,361
JNL/S&P Competitive Advantage Fund	105,693	175,421
JNL/S&P Dividend Income & Growth Fund	152,065	176,974
JNL/S&P International 5 Fund	1,096	—
JNL/S&P Intrinsic Value Fund	190,107	160,696
JNL/S&P Mid 3 Fund	7,563	2
JNL/S&P Total Yield Fund	173,099	110,340
JNL/T. Rowe Price Established Growth Fund	4,375	433,165
JNL/T. Rowe Price Mid-Cap Growth Fund	6,021	304,951
JNL/T. Rowe Price Short-Term Bond Fund	16,885	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Net Ordinary Income*	Long-term Capital Gain
JNL/T. Rowe Price Value Fund	$50,384	$291,962
JNL/WMC Balanced Fund	88,595	163,214
JNL/WMC Money Market Fund	18	—
JNL/WMC Value Fund	32,862	172,502

*      Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

**    On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the table includes the distributions paid for the acquiring fund formerly in JNL Investors Series Trust at December 31, 2015.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2012, 2013, 2014 and 2015, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2016.

NOTE 13.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

Effective July 6, 2016, the Adviser requested to deregister JNL/Ivy Asset Strategy Fund Ltd. as a Cayman Islands domiciled Subsidiary.  The deregistration is expected to occur on September 30, 2016.

Effective July 29, 2016, one of the Sub-Advisers for the JNL Multi-Manager Small Cap Growth Fund changed its name from RS investment Management Co. LLC to Victory Capital Management Inc.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

JNL Series Trust Sub-Advised Funds (Unaudited)

Additional Disclosures

June 30, 2016

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by each Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period††
JNL/AB Dynamic Asset Allocation Fund
Class A	$1,000.00	$1,012.10	1.11%	$5.55	$1,000.00	$1,019.37	1.11%	$5.57
JNL/AQR Managed Futures Strategy Fund
Class A	1,000.00	1,020.70	1.29	6.48	1,000.00	1,018.45	1.29	6.47
Class B	1,000.00	1,022.70	1.09	5.48	1,000.00	1,019.46	1.09	5.47
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,002.70	1.07	5.33	1,000.00	1,019.52	1.07	5.37
Class B	1,000.00	1,003.60	0.87	4.33	1,000.00	1,020.52	0.87	4.37
JNL/BlackRock Large Cap Select Growth Fund
Class A	1,000.00	958.90	0.89	4.33	1,000.00	1,020.42	0.89	4.47
Class B	1,000.00	959.80	0.69	3.36	1,000.00	1,021.41	0.69	3.47
JNL/BlackRock Natural Resources Fund
Class A	1,000.00	1,158.40	1.00	5.37	1,000.00	1,019.90	1.00	5.02
Class B	1,000.00	1,159.80	0.80	4.30	1,000.00	1,020.90	0.80	4.02
JNL/Boston Partners Global Long Short Equity Fund
Class A	1,000.00	998.10	2.55	12.67	1,000.00	1,012.20	2.55	12.76
JNL/Brookfield Global Infrastructure and MLP Fund
Class A	1,000.00	1,167.50	1.15	6.20	1,000.00	1,019.12	1.15	5.77
Class B	1,000.00	1,168.40	0.95	5.12	1,000.00	1,020.12	0.95	4.77
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,035.70	0.98	4.96	1,000.00	1,019.99	0.98	4.92
Class B	1,000.00	1,036.60	0.78	3.95	1,000.00	1,020.98	0.78	3.92
JNL/Causeway International Value Select Fund
Class A	1,000.00	945.80	1.00	4.84	1,000.00	1,019.91	1.00	5.02
Class B	1,000.00	946.40	0.80	3.87	1,000.00	1,020.90	0.80	4.02
JNL/Crescent High Income Fund *
Class A	1,000.00	1,003.00	0.99	1.82	1,000.00	1,019.95	0.99	4.97
JNL/DFA U.S. Core Equity Fund
Class A	1,000.00	1,032.80	0.80	4.04	1,000.00	1,020.86	0.80	4.02
Class B	1,000.00	1,034.80	0.60	3.04	1,000.00	1,021.86	0.60	3.02
JNL/DoubleLine Emerging Markets Fixed Income Fund *
Class A	1,000.00	1,023.00	1.09	2.02	1,000.00	1,019.46	1.09	5.47
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1,000.00	1,066.40	1.09	5.60	1,000.00	1,019.43	1.09	5.47
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A	1,000.00	967.20	1.22	5.97	1,000.00	1,018.81	1.22	6.12
Class B	1,000.00	968.20	1.02	4.99	1,000.00	1,019.80	1.02	5.12
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	980.00	1.01	4.97	1,000.00	1,019.83	1.01	5.07
Class B	1,000.00	981.00	0.81	3.99	1,000.00	1,020.82	0.81	4.07
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1,000.00	978.10	1.05	5.16	1,000.00	1,019.63	1.05	5.27
Class B	1,000.00	979.20	0.85	4.18	1,000.00	1,020.63	0.85	4.27
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,060.60	0.93	4.76	1,000.00	1,020.26	0.93	4.67
Class B	1,000.00	1,061.10	0.73	3.74	1,000.00	1,021.25	0.73	3.67

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period††
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	$1,000.00	$947.00	1.30%	$6.29	$1,000.00	$1,018.40	1.30%	$6.52
Class B	1,000.00	947.50	1.10	5.33	1,000.00	1,019.39	1.10	5.52
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,041.90	1.03	5.23	1,000.00	1,019.76	1.03	5.17
Class B	1,000.00	1,042.50	0.83	4.22	1,000.00	1,020.75	0.83	4.17
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,042.20	0.86	4.37	1,000.00	1,020.60	0.86	4.32
Class B	1,000.00	1,043.20	0.66	3.35	1,000.00	1,021.59	0.66	3.32
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,124.30	1.08	5.70	1,000.00	1,019.49	1.08	5.42
Class B	1,000.00	1,125.30	0.88	4.65	1,000.00	1,020.49	0.88	4.42
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,035.50	0.99	5.01	1,000.00	1,019.92	0.99	4.97
Class B	1,000.00	1,036.40	0.79	4.00	1,000.00	1,020.91	0.79	3.97
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	986.20	2.33	11.51	1,000.00	1,013.26	2.33	11.66
Class B	1,000.00	987.20	2.13	10.52	1,000.00	1,014.28	2.13	10.67
JNL/Harris Oakmark Global Equity Fund
Class A	1,000.00	932.30	1.20	5.77	1,000.00	1,018.87	1.20	6.02
JNL/Invesco China-India Fund
Class A	1,000.00	982.50	1.25	6.16	1,000.00	1,018.64	1.25	6.27
Class B	1,000.00	982.60	1.05	5.18	1,000.00	1,019.65	1.05	5.27
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	1,072.60	1.05	5.41	1,000.00	1,019.63	1.05	5.27
Class B	1,000.00	1,072.60	0.85	4.38	1,000.00	1,020.62	0.85	4.27
JNL/Invesco International Growth Fund
Class A	1,000.00	987.80	0.98	4.84	1,000.00	1,020.00	0.98	4.92
Class B	1,000.00	989.10	0.78	3.86	1,000.00	1,021.00	0.78	3.92
JNL/Invesco Mid Cap Value Fund
Class A	1,000.00	1,021.60	0.98	4.93	1,000.00	1,020.01	0.98	4.92
Class B	1,000.00	1,022.80	0.78	3.92	1,000.00	1,021.00	0.78	3.92
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,016.40	1.10	5.51	1,000.00	1,019.38	1.10	5.52
Class B	1,000.00	1,017.50	0.90	4.51	1,000.00	1,020.37	0.90	4.52
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	968.40	0.93	4.55	1,000.00	1,020.23	0.93	4.67
Class B	1,000.00	969.30	0.73	3.57	1,000.00	1,021.22	0.73	3.67
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	1,047.10	0.68	3.46	1,000.00	1,021.47	0.68	3.42
Class B	1,000.00	1,047.80	0.48	2.44	1,000.00	1,022.47	0.48	2.41
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,128.20	1.23	6.51	1,000.00	1,018.76	1.23	6.17
Class B	1,000.00	1,129.00	1.03	5.45	1,000.00	1,019.76	1.03	5.17
JNL/Mellon Capital Emerging Markets Index Fund
Class A	1,000.00	1,067.00	0.77	3.96	1,000.00	1,021.02	0.77	3.87
Class B	1,000.00	1,068.00	0.57	2.93	1,000.00	1,022.04	0.57	2.87
JNL/Mellon Capital European 30 Fund
Class A	1,000.00	962.90	0.65	3.17	1,000.00	1,021.64	0.65	3.27
Class B	1,000.00	963.20	0.45	2.20	1,000.00	1,022.63	0.45	2.26
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	1,000.00	992.60	0.66	3.27	1,000.00	1,021.56	0.66	3.32
Class B	1,000.00	993.40	0.46	2.28	1,000.00	1,022.55	0.46	2.31
JNL/Mellon Capital S&P 500 Index Fund
Class A	1,000.00	1,035.10	0.54	2.73	1,000.00	1,022.18	0.54	2.72
Class B	1,000.00	1,036.20	0.34	1.72	1,000.00	1,023.17	0.34	1.71
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	1,000.00	1,077.00	0.57	2.94	1,000.00	1,022.03	0.57	2.87
Class B	1,000.00	1,077.60	0.37	1.91	1,000.00	1,023.03	0.37	1.86
JNL/Mellon Capital Small Cap Index Fund
Class A	1,000.00	1,059.20	0.57	2.92	1,000.00	1,022.02	0.57	2.87
Class B	1,000.00	1,060.30	0.37	1.90	1,000.00	1,023.01	0.37	1.86
JNL/Mellon Capital International Index Fund
Class A	1,000.00	964.70	0.63	3.08	1,000.00	1,021.74	0.63	3.17
Class B	1,000.00	965.90	0.43	2.10	1,000.00	1,022.74	0.43	2.16
JNL/Mellon Capital Bond Index Fund
Class A	1,000.00	1,050.40	0.57	2.91	1,000.00	1,022.02	0.57	2.87
Class B	1,000.00	1,051.30	0.37	1.89	1,000.00	1,023.02	0.37	1.86

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period††
JNL/Mellon Capital Utilities Sector Fund
Class A	$1,000.00	$1,232.00	0.70%	$3.88	$1,000.00	$1,021.40	0.70%	$3.52
JNL/Morgan Stanley Mid Cap Growth Fund
Class A	1,000.00	940.10	1.08	5.21	1,000.00	1,019.50	1.08	5.42
Class B	1,000.00	941.40	0.88	4.25	1,000.00	1,020.53	0.88	4.42
JNL Multi-Manager Alternative Fund
Class A	1,000.00	986.40	2.06	10.17	1,000.00	1,014.61	2.06	10.32
JNL Multi-Manager Small Cap Growth Fund
Class A	1,000.00	947.40	0.98	4.75	1,000.00	1,019.99	0.98	4.92
Class B	1,000.00	948.40	0.78	3.78	1,000.00	1,020.98	0.78	3.92
JNL Multi-Manager Small Cap Value Fund
Class A	1,000.00	1,024.10	1.08	5.44	1,000.00	1,019.49	1.08	5.42
Class B	1,000.00	1,024.90	0.88	4.43	1,000.00	1,020.48	0.88	4.42
JNL/Neuberger Berman Strategic Income Fund
Class A	1,000.00	1,046.90	0.94	4.78	1,000.00	1,020.18	0.94	4.72
Class B	1,000.00	1,047.50	0.74	3.77	1,000.00	1,021.20	0.74	3.72
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A	1,000.00	1,021.20	1.46	7.34	1,000.00	1,017.63	1.46	7.32
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	922.70	0.97	4.64	1,000.00	1,020.06	0.97	4.87
Class B	1,000.00	923.80	0.77	3.68	1,000.00	1,021.05	0.77	3.87
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,061.60	1.05	5.38	1,000.00	1,019.65	1.05	5.27
Class B	1,000.00	1,064.20	0.85	4.36	1,000.00	1,020.62	0.85	4.27
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,042.40	0.78	3.96	1,000.00	1,020.97	0.78	3.92
Class B	1,000.00	1,043.30	0.58	2.95	1,000.00	1,021.96	0.58	2.92
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,041.50	0.99	5.03	1,000.00	1,019.95	0.99	4.97
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,089.60	0.74	3.84	1,000.00	1,021.20	0.74	3.72
Class B	1,000.00	1,090.80	0.54	2.81	1,000.00	1,022.19	0.54	2.72
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,071.80	0.99	5.10	1,000.00	1,019.93	0.99	4.97
Class B	1,000.00	1,073.80	0.79	4.07	1,000.00	1,020.92	0.79	3.97
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,095.80	1.00	5.21	1,000.00	1,019.91	1.00	5.02
Class B	1,000.00	1,097.50	0.80	4.17	1,000.00	1,020.91	0.80	4.02
JNL/PPM America Total Return Fund
Class A	1,000.00	1,060.04	0.80	4.10	1,000.00	1,020.87	0.80	4.02
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,038.60	0.86	4.36	1,000.00	1,020.61	0.86	4.32
Class B	1,000.00	1,039.50	0.66	3.35	1,000.00	1,021.58	0.66	3.32
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	968.90	1.17	5.73	1,000.00	1,019.03	1.17	5.87
Class B	1,000.00	970.20	0.97	4.75	1,000.00	1,020.03	0.97	4.87
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	970.70	0.66	3.23	1,000.00	1,021.57	0.66	3.32
Class B	1,000.00	971.50	0.46	2.25	1,000.00	1,022.56	0.46	2.31
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,128.50	0.66	3.49	1,000.00	1,021.60	0.66	3.32
Class B	1,000.00	1,129.10	0.46	2.44	1,000.00	1,022.59	0.46	2.31
JNL/S&P International 5 Fund
Class A	1,000.00	989.10	0.80	3.96	1,000.00	1,020.87	0.80	4.02
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	972.40	0.66	3.24	1,000.00	1,021.56	0.66	3.32
Class B	1,000.00	973.00	0.46	2.26	1,000.00	1,022.56	0.46	2.31
JNL/S&P Mid 3 Fund
Class A	1,000.00	1,041.80	0.80	4.06	1,000.00	1,020.86	0.80	4.02
Class B	1,000.00	1,042.70	0.60	3.05	1,000.00	1,021.89	0.60	3.02
JNL/S&P Total Yield Fund
Class A	1,000.00	1,039.10	0.67	3.40	1,000.00	1,021.56	0.67	3.37
Class B	1,000.00	1,039.50	0.47	2.38	1,000.00	1,022.55	0.47	2.36
JNL/Scout Unconstrained Bond Fund
Class A	1,000.00	1,044.90	1.00	5.08	1,000.00	1,019.89	1.00	5.02
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	940.40	0.85	4.10	1,000.00	1,020.62	0.85	4.27
Class B	1,000.00	941.30	0.65	3.14	1,000.00	1,021.61	0.65	3.27

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period††
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	$1,000.00	$1,014.00	1.00%	$5.01	$1,000.00	$1,019.87	1.00%	$5.02
Class B	1,000.00	1,015.30	0.80	4.01	1,000.00	1,020.87	0.80	4.02
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,016.30	0.71	3.56	1,000.00	1,021.35	0.71	3.57
Class B	1,000.00	1,018.20	0.51	2.56	1,000.00	1,022.35	0.51	2.56
JNL/T. Rowe Price Value Fund
Class A	1,000.00	1,020.70	0.91	4.57	1,000.00	1,020.36	0.91	4.57
Class B	1,000.00	1,021.80	0.71	3.57	1,000.00	1,021.36	0.71	3.57
JNL/Westchester Capital Event Driven Fund
Class A	1,000.00	1,000.00	2.02	10.04	1,000.00	1,014.80	2.02	10.12
JNL/WMC Balanced Fund
Class A	1,000.00	1,047.00	0.73	3.72	1,000.00	1,021.24	0.73	3.67
Class B	1,000.00	1,047.70	0.53	2.70	1,000.00	1,022.23	0.53	2.66
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.47	2.34	1,000.00	1,022.53	0.47	2.36
Class B	1,000.00	1,000.00	0.47	2.34	1,000.00	1,022.53	0.47	2.36
JNL/WMC Value Fund
Class A	1,000.00	1,039.90	0.78	3.96	1,000.00	1,020.99	0.78	3.92
Class B	1,000.00	1,041.40	0.58	2.94	1,000.00	1,021.99	0.58	2.92

* Fund has less than 6-month’s operating history. For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

† For Funds with at least 6-month operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period). For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 67/366 (to reflect the period since the Fund’s inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES OF JNL SERIES TRUST (“TRUST”)

The following persons, who are independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2016:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX (1)
Michael Bouchard	$120,355	$0	$0	$134,000	(3)
Ellen Carnahan	$119,906	$0	$0	$133,500	(4)
William J. Crowley, Jr.(2)	$145,953	$0	$0	$162,500	(5)
Michelle Engler	$115,415	$0	$0	$128,500
John Gillespie	$112,272	$0	$0	$125,000	(6)
Richard McLellan	$111,148	$0	$0	$123,750
William R. Rybak	$126,642	$0	$0	$141,000
Edward Wood	$119,906	$0	$0	$133,500	(7)
Patricia Woodworth	$112,272	$0	$0	$125,000	(8)

(1)         The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investor Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $1,206,750.

(2)         Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee or Audit Committee.

(3)         Amount includes $13,400 deferred by Mr. Bouchard.

(4)         Amount includes $66,750 deferred by Ms. Carnahan.

(5)         Amount includes $125,125 deferred by Mr. Crowley.

(6)         Amount includes $62,500 deferred by Mr. Gillespie.

(7)         Amount includes $33,375 deferred by Mr. Wood.

(8)         Amount includes $61,250 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS

On March 21, 2016, special meetings (“Meetings”) of shareholders of each of certain Funds (as noted below) were held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951.  The Meetings were held for the following purposes (and with the following results):

1.              To approve the Plan of Reorganization, adopted by the Fund’s Board of Trustees, which provides for the reorganization of the JNL/Capital Guardian Global Diversified Research Fund into the JNL/Oppenheimer Global Growth Fund, also a series of the JNL Series Trust.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Capital Guardian Global Diversified Research Fund	12,372,805.874	422,825.025	1,229,773.392	14,025,404.290

2.              To approve the Plan of Reorganization, adopted by the Fund’s Board of Trustees, which provides for the reorganization of the JNL/Eastspring Investments Asia Ex-Japan Fund into the JNL/Eastspring Investments China-India Fund, also a series of the JNL Series Trust.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Eastspring Investments Asia Ex-Japan Fund	15,845,225.496	533,038.203	989,094.798	17,365,358.496

3.              To approve the Plan of Reorganization, adopted by the Fund’s Board of Trustees, which provides for the reorganization of the JNL/Invesco Large Cap Growth Fund into the JNL/BlackRock Large Cap Select Growth Fund, also a series of the JNL Series Trust.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Invesco Large Cap Growth Fund	64,027,249.771	1,253,063.120	6,092,361.280	71,372,674.170

4.              To approve the strategy changes for the Fund, approved by the Trust’s Board of Trustees, which provides for certain investment strategy changes to the JNL/Ivy Asset Strategy Fund, a series of the JNL Series Trust.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Ivy Asset Strategy Fund	178,696,578.806	5,541,243.102	15,827,266.126	200,065,088.34

JNL SERIES TRUST (“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on June 1-3, 2016, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of one new Fund to the Advisory Agreement, approval of two new corresponding Sub-Advisory Agreements, and an amendment to an existing Sub-Advisory Agreement for the new Fund.  The Board, including the Independent Trustees, also considered information relating to the appointment of an additional sub-adviser, Chicago Equity Partners, LLC (“Chicago Equity”), for JNL Multi-Manager Small Cap Growth Fund, an existing Fund, and a corresponding amendment to the Sub-Advisory Agreement with Chicago Equity.

Additionally, the Board, including all of the Independent Trustees, considered information relating to a new Sub-Advisory Agreement between JNAM and Victory Capital Management Inc. (“Victory”), whereby Victory would serve as one of the sub-advisers for the JNL Multi-Manager Small Cap Growth Fund, a series of the Trust (the “Multi-Manager Small Cap Growth Fund”) (the “Victory Agreement”).  The Board previously approved a Sub-Advisory Agreement with RS Investment Management Co. LLC (“RSIM”) (the “RSIM Agreement”) at a Board meeting held on June 2-3, 2015, and, effective September 28, 2015, RSIM has served as one of the Multi-Manager Small Cap Growth Fund’s three sub-advisers.  JNAM recommended approving the Victory Agreement in anticipation of Victory’s acquisition of RSIM and the resulting “change of control” at RSIM and automatic termination of the RSIM Agreement (the “Acquisition”).  The Board considered JNAM’s assertion that Victory would retain the RSIM investment teams as part of the Acquisition, and that there would be no changes to investment process, philosophies and risk management as they relate to the Multi-Manager Small Cap Growth Fund.  JNAM asked the Board to approve the Victory Agreement, which is substantially similar to the RSIM Agreement, to be effective upon the termination of the RSIM Agreement, expected to be on or about June 30, 2016.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of the Victory Agreement, approval of another Sub-Advisory Agreement with Victory, and approval of a Sub-Advisory Agreement with a Sub-Adviser that already provides services to an existing Fund in the Trust, the Board also considered relevant information provided at previous Board meetings.  At the conclusion of the Board’s discussions, the Board approved the Agreements, and the Board approved the Victory Agreement to be effective upon the termination of the RSIM Agreement, which is expected to be on or about June 30, 2016.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, and with respect to the Victory Agreement, the nature, quality and extent to the services RSIM has provided under the RSIM Agreement and that Victory would provide under the Victory Agreement, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and each Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the proposed Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

New Fund:

JNL Multi-Manager Mid Cap Fund.  The Board took into account that the Fund had not commenced operations and that there was no Fund performance data to review.  The Board reviewed the performance of each proposed Sub-Adviser’s investment mandate with a similar investment strategy as well as composite performance of the Fund compared to the Fund’s benchmark and peer group average.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Agreements.

Addition of Sub-Adviser for Existing Fund:

JNL Multi-Manager Small Cap Growth Fund.  The Board reviewed the performance of the proposed Sub-Adviser’s investment mandate with a similar investment strategy to that of the Fund, the Fund’s benchmark, and peer group average.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement for the Fund.

Victory Agreement:

JNL Multi-Manager Small Cap Growth Fund.  The Board considered the performance of the Multi-Manager Small Cap Growth Fund.  The Board noted that RSIM has only served as a sub-adviser for the Multi-Manager Small Cap Growth Fund since September 28, 2015 and therefore does not yet have a full year of performance history.  The Board considered that it had examined the performance of RSIM’s investment mandate with a similar strategy to that of RSIM’s sleeve of the Multi-Manager Small Cap Growth Fund as part of its consideration of the RSIM Agreement.  The Board noted that there would be no changes to the Fund’s investment process, and that the RSIM investment team would continue serving the Fund, under the Victory Agreement.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Victory Agreement.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated the new Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee(s) and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee(s) would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Fund:

JNL Multi-Manager Mid Cap Fund.  The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s total expense ratio is in line with its peer group average.  The Board also considered that, while the Fund’s sub-advisory fee for one of the proposed Sub-Advisers is in line with the peer group average, the sub-advisory fees for the other two proposed Sub-Advisers are only one and six basis points higher than the peer group average, respectively.  The Board noted that the average overall sub-advisory fee of the three proposed Sub-Advisers is only two basis points higher than the peer group average.  The Board also considered that the proposed Sub-Advisers’ similarly managed investment strategies outperformed the Fund’s benchmark and peer group for the one-, three- and five-year periods.  The Board concluded that the fees are in the best interests of the Fund and its potential shareholders in light of the above.

Addition of Sub-Adviser for Existing Fund:

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund’s current sub-advisory fees and the proposed sub-advisory fee of the new Sub-Adviser are lower than the peer group average.  The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Victory Agreement:

JNL Multi-Manager Small Cap Growth Fund.  The Board considered that the Fund’s current sub-advisory fees and the proposed sub-advisory fee to be paid to Victory are lower than the peer group average.  The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.

With respect to the Victory Agreement, the Board considered JNAM’s and Victory’s representations regarding economies of scale and noted that Victory’s sub-advisory fee includes breakpoints; however, the Board also acknowledged that because the sub-advisory fee was negotiated at arms’ length between JNAM and RSIM, for the RSIM Agreement, and between JNAM and Victory, for the Victory Agreement, and is not an expense of the Multi-Manager Small Cap Growth Fund, any breakpoints in the sub-advisory fee may only benefit the Multi-Manager Small Cap Growth Fund indirectly through potential breakpoints in the advisory fee.  The Board noted that the Adviser’s advisory fee for the Multi-Manager Small Cap Growth Fund also included breakpoints and concluded that those breakpoints in some measure share economies of scale with shareholders.

The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  In addition, certain affiliates of the Sub-Advisers may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Funds, the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

BOARD CONSIDERATIONS RELATING TO THE PROPOSED SUB-ADVISER REPLACEMENT FOR

THE JNL MULTI-MANAGER ALTERNATIVE FUND

The Board oversees the management of the JNL Multi-Manager Alternative Fund (the “Fund”) and, as required by law, determines annually whether to approve the Fund’s sub-advisory agreement. At a meeting held on March 2, 2016, the Board, including all of the Independent Trustees, considered information relating to the Sub-Advisory Agreement with Westchester Capital Management (“Westchester”) (the “Westchester Sub-Advisory Agreement”). In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Westchester Sub-Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Amendment to the Westchester Sub-Advisory Agreement for a period through September 30, 2016 (unless terminated pursuant to the terms of the Westchester Sub-Advisory Agreement), after which time the agreement will be up for renewal annually.

In reviewing the Westchester Sub-Advisory Agreement and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of the Fund, (3) cost of services of the Fund, (4) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows, and (5) other benefits that may accrue to Westchester through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Westchester Sub-Advisory Agreement.

Before approving the Westchester Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and Westchester, and to consider the terms of the Westchester Sub-Advisory Agreement. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Westchester Sub-Advisory Agreement is in the best interests of the shareholders of the Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by Westchester. The Board noted JNAM’s evaluation of Westchester, as well as JNAM’s recommendations, based on its review of Westchester, to approve the Westchester Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of Westchester’s portfolio managers who would be responsible for the day-to-day management of the Westchester Strategy of the Fund. The Board reviewed information pertaining to Westchester’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to Westchester. The Board considered compliance reports about Westchester from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, quality and extent of the services to be provided by Westchester under the Westchester Sub-Advisory Agreement.

Performance

The Board reviewed the performance of Westchester’s investment mandate with a similar investment strategy to that of the Fund. The Board considered that Westchester will manage the Fund using a more concentrated version of this mandate and will also employ leverage. The Board concluded that the Fund and its shareholders may benefit from the Fund’s proposed investment strategy.

Costs of Services

The Board reviewed the fee to be paid to Westchester. The Board reviewed fee and expense information as compared to fees charged by Westchester to similar clients. The Board noted that JNAM does not manage any institutional accounts with which the Fund’s fees could be compared. While the Board considered the Fund’s sub-advisory fee and compared it to the average sub-advisory fees for other funds similar in size, character and investment strategy (the “peer group”), the Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio. The Board considered that the Fund’s proposed sub-advisory fee is higher than the peer group average. The Board concluded that the sub-advisory fee is in the best interests of the Fund and its shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether the Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM and Westchester, the Board noted that the Fund’s advisory fee contains breakpoints that decrease the fee rate as assets increase.

Other Benefits to JNAM and Westchester

In evaluating the benefits that may accrue to Westchester through their relationship with the Fund, the Board noted that Westchester may receive indirect benefits in the form of soft-dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Trust or other clients of Westchester as a result of its relationship with the Fund.

In light of all the facts noted above, the Board concluded that it would be fair, reasonable and in the best interests of the Fund and its shareholders to approve the Westchester Sub-Advisory Agreement.

SUPPLEMENT DATED JULY 11, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 11, 2016, unless otherwise noted below.

Effective June 30, 2016, please remove all references to Michael L. Avery for the JNL/FPA + DoubleLine® Flexible Allocation Fund.

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Small Cap Growth Fund under “Principal Investment Strategies,” please add the following:

Chicago Equity — Small Cap Growth Strategy

Chicago Equity Partners, LLC (“CEP”) constructs the strategy by investing in equity securities of small-capitalization companies. The Small Cap Growth Strategy will ordinarily invest in approximately 150-400 stocks. The Small Cap Growth Strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

The Small Cap Growth Strategy currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $14 million and $6.1 billion as of March 31, 2016). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, it will generally invest in stocks of U.S. small-cap growth companies (as determined by CEP), including real estate investment trusts (“REITs”). The Small Cap Growth Strategy may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through American Depositary Receipts (“ADRs”) or direct investment in securities of foreign companies trading on U.S. markets.

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Small Cap Growth Fund under “Portfolio Management,” please delete the sub-sections entitled “Sub-Advisers” and “Portfolio Managers” in the entirety and replace with the following:

Sub-Advisers:

Chicago Equity Partners, LLC (“CEP”)

Granahan Investment Management, Inc. (“GIM”)

LMCG Investments, LLC (“LMCG”)

RS Investment Management Co. LLC (“RS”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2015	Portfolio Manager (JNAM)
Robert H. Kramer, CFA	July 2016	Managing Director (CEP)
Patricia A. Halper, CFA	July 2016	Managing Director (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Andrew Morey, CFA	September 2015	Managing Director, Growth Equities (LMCG)
Stephen J. Bishop	September 2015	Co-Portfolio Manager (RS)
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager (RS)
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager (RS)
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager (RS)

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Small Cap Growth Fund under “Purchase and Redemption of Fund Shares,” please delete the last paragraph in its entirety and replace with the following:

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Small Cap Growth Fund under “Tax Information,” please delete the paragraph in its entirety and replace with the following:

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Effective June 14, 2016, in the section entitled, “Summary Overview of Each Fund” for the JNL/Invesco Mid Cap Value Fund under “Portfolio Management,” please delete the sub-section entitled “Portfolio Managers” in the entirety and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas Copper	2013	Portfolio Manager (co-lead), Invesco Advisers, Inc.
John Mazanec	2013	Portfolio Manager, Invesco Advisers, Inc.
Sergio Marcheli	2013	Portfolio Manager, Invesco Advisers, Inc.
Jeffrey Vancavage	June 2016	Portfolio Manager (co-lead), Invesco Advisers, Inc.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Lazard Emerging Markets Fund under “Expense Example,” please delete the paragraph in its entirety and replace it with the following:

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

In the section entitled, “Summary Overview of Each Fund” for the JNL/Lazard Emerging Markets Fund under “Portfolio Management,” please delete the sub-section entitled “Portfolio Managers” in the entirety and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman, Lazard Asset Management LLC
James Donald	2006	Portfolio Manager/Analyst, Lazard Asset Management LLC
Rohit Chopra	2007	Portfolio Manager/Analyst, Lazard Asset Management LLC
Monika Shrestha	2015	Portfolio Manager/Analyst, Lazard Asset Management LLC

In the section entitled, “Summary Overview of Each Fund” for the JNL/Lazard Emerging Markets Fund under “Tax Information,” please delete the paragraph in its entirety and replace with the following:

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Bond Index Fund under “Principal Risks of Investing in the Fund,” please add the following risk:

•                  Foreign securities risk — Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective June 30, 2016, in the section entitled, “Summary Overview of Each Fund” for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund under “Portfolio Management,” please delete the sub-section entitled “Portfolio Managers” in the entirety and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Greg Anderson	2016	Senior Managing Director, PPM
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director, PPM
Kevin R. McCloskey, CFA	2008	Senior Managing Director, PPM
Michael P. MacKinnon, CFA, CPA	2009	Managing Director, PPM
Naveen Bobba	2014	Senior Managing Director, PPM

This Supplement is dated July 11, 2016.

SUPPLEMENT DATED JULY 11, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Sub-Adviser Addition for the JNL Multi-Manager Small Cap Growth Fund

On June 1-3, 2016, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the appointment of Chicago Equity Partners, LLC (“CEP”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Small Cap Growth Fund (the “Fund”).  Effective July 11, 2016, CEP began providing the day-to-day management for a new strategy of the Fund (the “CEP Strategy”).  There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of CEP as a sub-adviser to the Fund.  Contract owners will be sent an Information Statement containing additional information regarding the sub-adviser addition for the CEP Strategy within the Fund.  The sub-adviser addition was not subject to shareholder approval.

This Supplement is dated July 11, 2016.

(To be used with JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC4224 04/16, JMV8798 04/16, JMV9476 04/16, JMV5763ML 04/16, JMV9476ML 04/16, JMV5763WF 04/16, JMV9476WF 04/16, JMV16966 07/16, VC5995 04/16, JMV5765 04/16, JMV2731 04/16, JMV8037 04/16, JMV8037BE 04/16, JMV9476L 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, NV4224 04/16, JMV9476NY 04/16, NV4224WF 04/16, JMV9476WFNY 04/16, JMV16966NY 07/16, NMV2731 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, JMV9476LNY 04/16, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, NV3784 04/16, and NV5825GW 04/16.)

CMX17422 07/16

SUPPLEMENT DATED JULY 29, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 29, 2016, unless otherwise noted below.

Effective June 30, 2016, please remove all references to Andrew Braun for the JNL/Goldman Sachs Mid Cap Value Fund and the JNL/Goldman Sachs U.S. Equity Flex Fund.

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Alternative Fund under “Principal Investment Strategies,” please delete the second bullet in the sub-section entitled “Relative Value Strategies” and replace with the following:

•                  Lazard invests in convertible securities, preferred securities, equity, and debt, with the objective of current income, long-term capital appreciation and principal protection. Lazard’s Portfolio Management Team constructs a diversified portfolio of convertible securities, preferred stocks, equity, and debt that have been evaluated on relative valuation and risk attributes. Lazard may use over-the-counter total return swaps as part of its investment strategy.

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Alternative Fund under “Portfolio Management,” please delete the sub-section entitled “Portfolio Managers” in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	April 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	April 2015	Portfolio Manager (JNAM)
Anthony Robertson	April 2015	Senior Portfolio Manager (BlueBay)
Richard Cazenove	April 2015	Portfolio Manager (BlueBay)
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager (FPA)
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager (FPA)
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager (FPA)
Glen Murphy, CFA	April 2015	Director of Portfolio Management, Portfolio Manager (Invesco)
Andrew Waisburd, PhD	April 2015	Director of Research, Portfolio Manager (Invesco)
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst (Lazard)
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Jean-Daniel Malan	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Roy D. Behren	March 2016	Portfolio Manager (Westchester)
Michael T. Shannon	March 2016	Portfolio Manager (Westchester)
S. Kenneth Leech	April 2015	Chief Investment Officer (Western Asset)
Prashant Chandran	April 2015	Portfolio Manager (Western Asset)

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Small Cap Growth Fund under “Principal Investment Strategies,” please delete the sub-section entitled “RS Investments Custom Growth Strategy” and replace with the following:

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investment Management Co. LLC (“RS Investments”), sub-advises a portion of the Fund. RS Investments constructs the Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies.

RS Investments considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7.7 billion, based on the size of the largest company in the Index on December 31, 2015), whichever is greater.

RS Investments considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and at most $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $15.0 billion, based on the size of the largest company in the Index on December 31, 2015), whichever is greater. The Victory RS Investments Custom Growth Strategy typically invests most of if its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

RS Investments employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon.  Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams.

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Small Cap Growth Fund under “Portfolio Management,” please delete the sub-sections entitled “Sub-Advisers” and “Portfolio Managers” in the entirety and replace with the following:

Sub-Advisers:

Chicago Equity Partners, LLC (“CEP”)

Granahan Investment Management, Inc. (“GIM”)

LMCG Investments, LLC (“LMCG”)

Victory Capital Management Inc. (“Victory Capital/RS Investments”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2015	Portfolio Manager (JNAM)
Robert H. Kramer, CFA	July 2016	Managing Director (CEP)
Patricia A. Halper, CFA	July 2016	Managing Director (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Andrew Morey, CFA	September 2015	Managing Director, Growth Equities (LMCG)
Stephen J. Bishop	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager (Victory Capital/RS Investments)*

* Effective July 29, 2016, Victory Capital Management Inc. replaced RS Investment Management Co. as the sub-adviser due to a change in ownership of RS Investment Management Co.

In the section entitled, “Summary Overview of Each Fund” for the JNL/BlackRock Global Allocation Fund under “Principal Risks of Investing in the Fund,” please add the following risk:

•                  Options risk — If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund. Options may be illiquid and a Fund may have difficulty closing out its position.  The prices of options can be highly volatile and the use of options can lower total returns.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Boston Partners Global Long Short Equity Fund under “Expenses,” please delete footnote 1 to the table in its entirety and replace with the following:

(1) “Other Expenses” are based on amounts incurred during the period ended December 31, 2015. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.70%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Boston Partners Global Long Short Equity Fund under “Principal Investment Strategies,” please delete the eleventh paragraph in its entirety and replace with the following:

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.  When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences. The Fund expects to utilize contracts for differences to maintain a significant portion of its short positions.

Effective June 30, 2016, in the section entitled, “Summary Overview of Each Fund” for the JNL/Capital Guardian Global Balanced Fund under “Portfolio Management,” please delete the sub-section entitled “Portfolio Managers” in the entirety and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title (in CGTC or one of its affiliates):
Mark A. Brett	2007	Partner, Capital Fixed Income Investors division
Michael Cohen	2009	Chairman, Capital International Ltd.
Thomas H. Hogh	2015	Partner, Capital Fixed Income Investors division
Robert H. Neithart	2007	Partner, Capital Fixed Income Investors division
Lisa B. Thompson	2012	Partner, Capital International, Inc.
Jeremy Burge	June 2016	Partner, Capital International, Inc.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Goldman Sachs Emerging Markets Debt Fund under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace with the following:

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts (including non-deliverable bond forward contracts) and swap contracts, to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund’s investment portfolio in accordance with its investment objective. The Fund’s investments in these instruments may be significant. These transactions may result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Goldman Sachs Emerging Markets Debt Fund under “Principal Risks of Investing in the Fund,” please add the following risks:

•                  Currency management strategies risk — Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

•                  Forward and futures contract risk — The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•                  Forward foreign currency exchange contracts risk — Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

In the section entitled, “Summary Overview of Each Fund” for the JNL/PPM America High Yield Bond Fund under “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended.  Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.  The Fund may also invest in bank loans. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the statutory Prospectus under “Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).”  The Fund’s investment in derivatives instruments that have economic characteristics similar to the fixed-income instruments mentioned above may be used for purpose of satisfying the 80% investment minimum requirement.

In the section entitled, “Summary Overview of Each Fund” for the JNL/PPM America High Yield Bond Fund under “Principal Risks of Investing in the Fund,” please add the following risks:

•                  Corporate loan and bank loan risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest.  However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them.

•                  Rule 144A securities risk — Rule 144A securities are securities offered as exempt from registration with the SEC, but are typically treated as liquid securities because there is a market for such securities.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Scout Unconstrained Bond Fund under “Principal Risks of Investing in the Fund,” please add the following risk:

•                  Portfolio turnover risk — Active trading, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

This Supplement is dated July 29, 2016.

SUPPLEMENT DATED JULY 29, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Sub-Adviser Change of Control for the JNL Multi-Manager Small Cap Growth Fund

On June 1-3, 2016, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved a new investment sub-advisory agreement pursuant to a change of control, defined under the Investment Company Act of 1940, as amended, for the sub-adviser for one of the strategies, or sleeves, within the JNL Multi-Manager Small Cap Growth Fund (the “Fund”).  The Fund is managed by several unaffiliated sub-advisers; RS Investment Management Co. LLC (“RS Investments”) was one of the sub-advisers and provided the day-to-day management for one of the strategies of the Fund (the “RS Investments Strategy”).  RS Investments entered into an agreement with the parent company of Victory Capital Management Inc. (“Victory”) whereby Victory acquired RS Investments’ investment advisory business on or about July 29, 2016.  The transaction is not expected to result in any changes to the personnel responsible for managing the RS Investments Strategy (now known as the “Victory Strategy”) of the Fund.  Contract owners will be sent an Information Statement containing additional information on the change of control of the sub-adviser for the Fund.  As a result of this agreement, the original investment sub-advisory agreement terminated.   The transaction relating to the change of control was not subject to shareholder approval and took place on July 29, 2016.

This Supplement is dated July 29, 2016.

(To be used with JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC4224 04/16, JMV8798 04/16, JMV9476 04/16, JMV5763ML 04/16, JMV9476ML 04/16, JMV5763WF 04/16, JMV9476WF 04/16, JMV16966 07/16, VC5995 04/16, JMV5765 04/16, JMV2731 04/16, JMV8037 04/16, JMV8037BE 04/16, JMV9476L 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, NV4224 04/16, JMV9476NY 04/16, NV4224WF 04/16, JMV9476WFNY 04/16, JMV16966NY 07/16, NMV2731 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, JMV9476LNY 04/16, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, NV3784 04/16, and NV5825GW 04/16.)

CMX17489 07/16

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
JACKSON NATIONAL
One Corporate Way	ASSET MANAGEMENT
Lansing, MI 48951	L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL/BlackRock Global Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Crescent High Income Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Westchester Capital Event Driven Fund, and JNL/WMC Balanced Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2016, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/BlackRock Global Allocation Fund (b)

	Shares/Par †	Value
COMMON STOCKS - 53.2%
CONSUMER DISCRETIONARY - 6.3%
Accor SA	84	$3,216
Adidas AG	17	2,403
Aisin Seiki Co. Ltd.	92	3,743
Alpine Electronics Inc.	23	225
Amazon.com Inc. (c)	5	3,907
Autobacs Seven Co. Ltd. (e)	21	292
Bayerische Motoren Werke AG	26	1,884
Bed Bath & Beyond Inc.	45	1,957
Berkeley Group Holdings Plc	74	2,484
Bridgestone Corp. (e)	162	5,209
Brilliance China Automotive Holdings Ltd.	1,134	1,171
Burberry Group Plc	142	2,203
Canon Marketing Japan Inc.	28	509
Charter Communications Inc. - Class A (c)	25	5,753
Cheng Shin Rubber Industry Co. Ltd.	634	1,336
Chipotle Mexican Grill Inc. (c) (e)	9	3,663
Cie Financiere Richemont SA	55	3,218
Coats Group Plc (c)	214	77
Comcast Corp. - Class A	251	16,374
Compagnie Generale des Etablissements Michelin	4	358
Delphi Automotive Plc	83	5,208
Delta Topco Ltd. (c) (f) (p) (q)	2,155	110
Denso Corp.	175	6,143
DISH Network Corp. - Class A (c)	69	3,601
Dongfeng Motor Group Co. Ltd. - Class H	505	532
Exedy Corp. (e)	14	298
Expedia Inc.	20	2,157
Ford Motor Co.	452	5,682
Fuji Heavy Industries Ltd.	329	11,299
Futaba Industrial Co. Ltd.	121	569
Goodyear Tire & Rubber Co.	13	340
Haier Electronics Group Co. Ltd.	976	1,491
Home Depot Inc.	7	932
Honda Motor Co. Ltd. (e)	147	3,678
Hugo Boss AG	35	1,982
Hyundai Motor Co.	40	4,745
Hyundai Wia Corp.	10	748
Isuzu Motors Ltd.	317	3,901
Kohl’s Corp.	20	755
Koito Manufacturing Co. Ltd.	39	1,782
Las Vegas Sands Corp.	36	1,573
Lear Corp.	10	1,005
Liberty Broadband Corp. - Class A (c)	28	1,636
Liberty Broadband Corp. - Class C (c) (e)	49	2,951
Liberty Global Plc - Class A (c)	9	283
Liberty Global Plc - Class A (c)	86	2,486
Liberty Media Group - Class C (c) (e)	46	865
Liberty SiriusXM Group - Class A (c)	97	3,054
Liberty SiriusXM Group - Class C (c)	182	5,630
Lowe’s Cos. Inc.	36	2,878
Luxottica Group SpA	20	996
LVMH Moet Hennessy Louis Vuitton SE	24	3,595
Macy’s Inc.	23	778
Maruti Suzuki India Ltd.	34	2,096
McDonald’s Corp.	7	836
Michael Kors Holdings Ltd. (c)	100	4,951
Nippon Telegraph & Telephone Corp.	40	657
Nitori Co. Ltd.	14	1,686
Norwegian Cruise Line Holdings Ltd. (c)	44	1,741
NOS SGPS (e)	358	2,168
Pearson Plc	286	3,725
Publicis Groupe SA	100	6,678
RAI Way SpA	557	2,504
Ralph Lauren Corp. - Class A	21	1,891
Renault SA	23	1,773
Rinnai Corp.	26	2,271
RTL Group SA	4	318
Sanrio Co. Ltd. (e)	75	1,328
Scripps Networks Interactive Inc. - Class A (e)	3	206
Sega Sammy Holdings Inc.	187	2,016
Sekisui Chemical Co. Ltd.	137	1,682
Shimamura Co. Ltd.	8	1,220
SKY Perfect JSAT Holdings Inc.	65	302
Sodexo SA	31	3,280
Stanley Electric Co. Ltd.	38	805
Suzuki Motor Corp.	249	6,737
Target Corp.	94	6,580
Techtronic Industries Co.	273	1,140
Tiffany & Co.	39	2,385
Time Warner Inc.	63	4,622
Toho Co. Ltd.	25	701
Toyota Industries Corp.	208	8,262
Toyota Motor Corp.	54	2,657
TV Asahi Holdings Corp.	24	386
Urban Outfitters Inc. (c)	78	2,152
Volkswagen AG	1	159
Whirlpool Corp.	16	2,610
Williams-Sonoma Inc. (e)	27	1,384
Wyndham Worldwide Corp.	9	634
Yamada Denki Co. Ltd. (e)	475	2,507
Yamaha Corp.	42	1,129
Yulon Motor Co. Ltd.	760	649
Zhongsheng Group Holdings Ltd. (e)	753	411
		232,904
CONSUMER STAPLES - 4.8%
Ajinomoto Co. Inc.	194	4,578
Altria Group Inc. ‡	120	8,250
Anheuser-Busch InBev NV	53	7,049
Archer-Daniels-Midland Co.	5	234
Asahi Breweries Ltd. (e)	97	3,133
Beiersdorf AG	20	1,934
Chaoda Modern Agriculture Holdings Ltd. (c)	604	13
Coca-Cola Co.	108	4,899
Coca-Cola European Partners Plc (e)	7	254
Colgate-Palmolive Co.	18	1,292
Constellation Brands Inc. - Class A	7	1,231
CVS Health Corp.	99	9,505
Danone SA	83	5,799
Diageo Plc - ADR (e)	40	4,531
Dr. Pepper Snapple Group Inc.	6	539
Edgewell Personal Care Co. (c)	115	9,683
FamilyMart Co. Ltd. (e)	42	2,578
Hershey Co. ‡	12	1,379
Japan Tobacco Inc. (e)	41	1,656
Kimberly-Clark Corp.	7	1,002
Kroger Co.	71	2,625
Mondelez International Inc. - Class A ‡	189	8,604
Nestle SA	286	22,152
PepsiCo Inc.	121	12,783
Procter & Gamble Co.	204	17,273
SABMiller Plc	362	21,104
Seven & I Holdings Co. Ltd.	83	3,467
SLC Agricola SA	95	438
Suntory Beverage & Food Ltd. (e)	37	1,692
Unilever NV - CVA	212	9,882
Walgreens Boots Alliance Inc.	69	5,752
WhiteWave Foods Co. - Class A (c) ‡	24	1,123
Whole Foods Market Inc. (e) ‡	59	1,903
		178,337

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ENERGY - 4.0%
Anadarko Petroleum Corp.	362	19,261
BP Plc - ADR (e)	267	9,489
Cameco Corp. (e)	283	3,108
Cenovus Energy Inc.	187	2,581
Chevron Corp.	3	311
Coal India Ltd.	729	3,389
EnCana Corp.	1,197	9,326
EQT Corp.	95	7,390
Exxon Mobil Corp.	66	6,146
Helmerich & Payne Inc. (e)	8	512
INPEX Corp.	604	4,723
Marathon Oil Corp.	699	10,496
Marathon Petroleum Corp.	650	24,681
Phillips 66	8	645
Pioneer Natural Resources Co.	22	3,381
Reliance Industries Ltd.	495	7,135
Royal Dutch Shell Plc - ADR	186	10,263
SBM Offshore NV (e)	527	6,103
Schlumberger Ltd.	74	5,819
StatoilHydro ASA	115	1,984
Total SA	89	4,257
Total SA - ADR	9	433
Valero Energy Corp.	17	861
Whiting Petroleum Corp. (c) (e)	117	1,080
Williams Cos. Inc.	240	5,181
		148,555
FINANCIALS - 9.5%
AIA Group Ltd.	712	4,281
Allianz SE	23	3,261
Allstate Corp.	121	8,446
American International Group Inc. (o)	102	5,411
American Tower Corp.	10	1,165
Ameriprise Financial Inc.	3	273
Aviva Plc	116	612
AXA SA	276	5,451
Axis Capital Holdings Ltd.	14	772
Bank of America Corp. ‡	1,252	16,616
Berkshire Hathaway Inc. - Class A (c)	—	11,717
Berkshire Hathaway Inc. - Class B (c)	88	12,687
BNP Paribas SA (e)	118	5,194
Brookfield Asset Management Inc.	10	344
Brookfield Asset Management Inc. - Class A	148	4,881
Capital One Financial Corp.	10	648
CapitaLand Ltd.	3,079	7,070
Charles Schwab Corp.	129	3,260
Chubb Ltd.	68	8,928
Citigroup Inc.	266	11,259
CME Group Inc.	47	4,579
Commonwealth Bank of Australia	53	2,989
Crown Castle International Corp.	12	1,187
Daiwa Securities Group Inc.	299	1,575
Discover Financial Services	68	3,627
Equity Residential	29	1,987
Fibra Uno Administracion SA de CV	2,082	4,435
Fifth Third Bancorp	18	314
Fukuoka Financial Group Inc.	433	1,428
General Growth Properties Inc.	38	1,131
Global Logistic Properties Ltd. (e)	6,225	8,404
Goldman Sachs Group Inc.	41	6,049
Hartford Financial Services Group Inc.	57	2,533
HSBC Holdings Plc	2,447	15,159
ING Groep NV - CVA	534	5,525
Intesa Sanpaolo SpA	1,997	3,804
Japan Post Bank Co. Ltd.	226	2,662
JPMorgan Chase & Co.	331	20,596
Legal & General Group Plc	351	899
Lincoln National Corp.	7	259
Marsh & McLennan Cos. Inc.	96	6,586
MetLife Inc. ‡	108	4,312
Mitsubishi Estate Co. Ltd.	447	8,199
Mitsubishi UFJ Financial Group Inc.	926	4,149
Mitsui Fudosan Co. Ltd.	105	2,410
Morgan Stanley	9	237
MS&AD Insurance Group Holdings	110	2,861
Nomura Holdings Inc.	469	1,667
Progressive Corp.	23	764
Prudential Financial Inc. ‡	34	2,409
Realogy Holdings Corp. (c)	28	825
Reinsurance Group of America Inc.	8	788
Royal Bank of Scotland Group Plc (c)	520	1,179
Simon Property Group Inc.	46	10,069
Sompo Japan Nipponkoa Holdings	74	1,961
Sony Financial Holdings Inc.	227	2,562
St. Joe Co. (c) (e)	301	5,342
Sumitomo Mitsui Financial Group Inc. (e)	91	2,628
Sun Hung Kai Properties Ltd.	539	6,500
SunTrust Banks Inc.	72	2,944
Svenska Handelsbanken AB - Class A	437	5,302
Tokio Marine Holdings Inc.	124	4,141
Toronto-Dominion Bank	152	6,523
Travelers Cos. Inc.	25	2,986
U.S. Bancorp	188	7,597
UBS Group AG	375	4,871
Unibail-Rodamco SE	20	5,048
UniCredit SpA	1,078	2,372
United Overseas Bank Ltd.	108	1,494
Unum Group	101	3,215
Vonovia SE	185	6,758
Wells Fargo & Co.	408	19,334
Westpac Banking Corp.	202	4,481
XL Group Plc	134	4,459
Zenkoku Hosho Co. Ltd.	17	625
Zurich Insurance Group AG (c)	6	1,509
		350,525
HEALTH CARE - 7.5%
Abbott Laboratories	107	4,220
AbbVie Inc.	55	3,412
Aetna Inc. (o)	101	12,354
Agilent Technologies Inc.	32	1,421
Alexion Pharmaceuticals Inc. (c) (o) ‡	35	4,135
Alfresa Holdings Corp.	33	689
AmerisourceBergen Corp.	2	133
Amgen Inc.	72	10,953
Anthem Inc.	45	5,943
Astellas Pharma Inc.	205	3,220
AstraZeneca Plc	158	9,447
Baxter International Inc.	159	7,185
Bayer AG	28	2,848
Biogen Inc. (c)	23	5,667
Bristol-Myers Squibb Co.	91	6,697
Cardinal Health Inc.	11	842
Catalent Inc. (c)	167	3,844
Celgene Corp. (c)	28	2,787
DaVita HealthCare Partners Inc. (c)	47	3,644
Eisai Co. Ltd.	23	1,284
Eli Lilly & Co.	111	8,744
Envision Healthcare Holdings Inc. (c)	10	242
Genmab A/S (c)	3	502
Gilead Sciences Inc.	74	6,182
GlaxoSmithKline Plc	360	7,724
HCA Holdings Inc. (c)	5	355
Healthscope Ltd.	1,632	3,513

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Hoya Corp.	98	3,507
HTG Molecular Diagnostics Inc. (c)	16	41
Integrated Diagnostics Holdings Plc	123	487
Invitae Corp. (c)	149	1,098
Johnson & Johnson ‡	146	17,755
McKesson Corp.	70	13,122
Mediclinic International Plc	73	1,063
Medipal Holdings Corp.	38	621
Medtronic Plc	25	2,148
Merck & Co. Inc.	124	7,124
Mylan NV (c)	178	7,691
NMC Health Plc	289	4,980
Novartis AG	86	7,077
Novo Nordisk A/S - Class B	50	2,712
Otsuka Holdings Co. Ltd. (e)	100	4,627
Perrigo Co. Plc	28	2,522
Pfizer Inc.	462	16,260
Recordati SpA	29	876
Roche Holding AG	24	6,370
Sanofi SA	119	9,868
Sawai Pharmaceutical Co. Ltd.	11	876
Ship Healthcare Holdings Inc.	12	386
Shire Plc	107	6,599
Siloam International Hospitals Tbk PT (c)	2,870	2,523
Spire Healthcare Group Plc	984	4,389
Stryker Corp.	5	630
Suzuken Co. Ltd.	17	526
Tenet Healthcare Corp. (c) (e)	156	4,323
TESARO Inc. (c) (e)	13	1,090
Teva Pharmaceutical Industries Ltd. - ADR	224	11,245
Thermo Fisher Scientific Inc.	37	5,440
UnitedHealth Group Inc.	5	662
Veeva Systems Inc. - Class A (c)	107	3,649
Zimmer Biomet Holdings Inc.	57	6,904
		277,178
INDUSTRIALS - 7.0%
3M Co.	5	823
Aeroports de Paris	11	1,241
Aggreko Plc	100	1,710
Airbus Group NV	151	8,639
BAE Systems Plc	421	2,950
Beijing Enterprises Holdings Ltd.	704	3,993
Boeing Co.	4	517
Brookfield Business Partners LP (c) (e)	3	56
Canadian National Railway Co.	34	2,026
Caterpillar Inc.	24	1,789
Chiyoda Corp.	87	575
Cie de Saint-Gobain	82	3,103
Cintas Corp.	10	947
Colfax Corp. (c)	60	1,585
COMSYS Holdings Corp. (e)	34	545
CSX Corp.	71	1,853
Daikin Industries Ltd.	50	4,169
Dassault Aviation SA	4	3,510
Delta Air Lines Inc.	62	2,249
Deutsche Post AG	59	1,663
Dover Corp.	3	230
East Japan Railway Co.	119	10,991
Eaton Corp. Plc	91	5,437
Ei Towers SpA (c)	113	5,743
Fanuc Ltd.	10	1,610
FedEx Corp.	51	7,733
Fortune Brands Home & Security Inc.	38	2,215
General Dynamics Corp.	7	930
General Electric Co. ‡	736	23,174
GS Yuasa Corp. (e)	395	1,515
Haitian International Holdings Ltd.	775	1,371
HD Supply Holdings Inc. (c)	62	2,157
Hexcel Corp.	22	935
Hino Motors Ltd.	58	581
Illinois Tool Works Inc.	4	369
Ingersoll-Rand Plc	68	4,304
Japan Airlines Co. Ltd.	274	8,799
JGC Corp.	145	2,076
Kamigumi Co. Ltd.	63	582
Kansas City Southern	45	4,083
Keppel Corp. Ltd. (e)	842	3,473
Kinden Corp.	40	434
Komatsu Ltd.	193	3,346
Koninklijke Philips Electronics NV	190	4,713
Kubota Corp. (e)	261	3,529
Kurita Water Industries Ltd.	24	526
Legrand SA	64	3,273
Mabuchi Motor Co. Ltd.	17	724
Maeda Road Construction Co. Ltd.	22	376
Makita Corp.	22	1,487
Masco Corp.	69	2,125
Mitsubishi Corp.	149	2,615
Mitsubishi Electric Corp.	658	7,855
Mitsui & Co. Ltd.	273	3,256
Nabtesco Corp.	60	1,427
Nippo Corp.	31	527
Northrop Grumman Systems Corp.	16	3,667
Okumura Corp.	390	2,156
PACCAR Inc.	55	2,849
Prysmian SpA	92	2,014
Randstad Holding NV	63	2,527
Raytheon Co.	5	707
Rockwell Automation Inc.	7	807
Safran SA	165	11,110
Secom Co. Ltd.	13	946
Seino Holdings Corp.	43	395
SHO-BOND Holdings Co. Ltd. (e)	8	341
Siemens AG	33	3,396
SKF AB	428	6,855
SMC Corp.	9	2,091
Smiths Group Plc	217	3,356
Southwest Airlines Co.	48	1,898
Sumitomo Corp.	200	2,015
Sumitomo Electric Industries Ltd.	180	2,382
Textron Inc.	189	6,896
Toda Corp.	410	1,772
Toyota Tsusho Corp.	52	1,109
Tyco International Plc (c)	49	2,084
Ubisoft Entertainment SA	50	1,826
Union Pacific Corp.	45	3,885
United Continental Holdings Inc. (c)	155	6,368
United Parcel Service Inc. - Class B	30	3,274
United Rentals Inc. (c)	76	5,110
United Technologies Corp.	40	4,115
Vinci SA	48	3,360
WABCO Holdings Inc. (c)	9	835
West Japan Railway Co.	39	2,484
		261,094
INFORMATION TECHNOLOGY - 7.6%
Accenture Plc - Class A	9	1,069
Activision Blizzard Inc.	111	4,408
Adobe Systems Inc. (c)	30	2,859
Alibaba Group Holding Ltd. - ADR (c) (e)	126	10,028
Alliance Data Systems Corp. (c)	2	398
Alphabet Inc. - Class A (c)	13	8,863
Alphabet Inc. - Class C (c)	49	33,969
Amdocs Ltd.	14	831
Apple Inc. (o) ‡	539	51,558

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ARM Holdings Plc	156	2,373
Cisco Systems Inc.	305	8,738
Computer Sciences Corp.	13	657
eBay Inc. (c)	89	2,086
Electronic Arts Inc. (c)	8	591
Facebook Inc. - Class A (c)	166	18,931
FitBit Inc. - Class A (c) (e)	170	2,079
FUJIFILM Holdings Corp.	21	823
Global Payments Inc.	8	549
GoDaddy Inc. - Class A (c) (e)	44	1,363
Hirose Electric Co. Ltd.	6	701
HP Inc.	127	1,590
Intel Corp.	163	5,337
International Business Machines Corp.	21	3,252
Intuit Inc.	28	3,085
Keyence Corp.	4	2,797
KLA-Tencor Corp.	8	553
Kyocera Corp.	78	3,707
Lenovo Group Ltd.	1,220	742
Lookout Inc. (c) (f) (p) (q)	21	190
MasterCard Inc. - Class A	94	8,306
Micron Technology Inc. (c)	357	4,917
Microsoft Corp.	267	13,643
Murata Manufacturing Co. Ltd.	26	2,915
NEC Corp.	1,000	2,330
Nexon Co. Ltd.	5	67
Nintendo Co. Ltd.	31	4,512
Nokia Oyj (e)	527	3,003
Nuance Communications Inc. (c)	90	1,410
Omron Corp. (e)	81	2,634
Oracle Corp.	294	12,027
PayPal Holdings Inc.	81	2,956
Pure Storage Inc. - Class A (c) (e)	280	3,056
QUALCOMM Inc. ‡	200	10,698
Rohm Co. Ltd.	102	4,014
SK Hynix Inc.	103	2,926
Square Inc. - Class A (c) (e)	106	955
Sumco Corp. (e)	258	1,651
Taiwan Semiconductor Manufacturing Co. Ltd.	903	4,551
Telesites SAB - Class L (c) (e)	2,897	1,791
Trend Micro Inc.	31	1,119
VeriSign Inc. (c) (e)	10	888
Visa Inc. - Class A	138	10,256
Western Digital Corp.	64	3,018
Yahoo! Inc. (c)	56	2,118
		279,888
MATERIALS - 2.6%
Air Products & Chemicals Inc.	20	2,906
Akzo Nobel NV	206	12,823
Arkema SA	10	767
Asahi Kasei Corp.	509	3,544
Axalta Coating Systems Ltd. (c)	356	9,440
BASF SE	51	3,906
Constellium NV - Class A (c)	186	874
CRH Plc	97	2,842
Crown Holdings Inc. (c)	4	181
E. I. du Pont de Nemours & Co.	103	6,661
Evonik Industries AG	72	2,153
Hitachi Chemical Co. Ltd.	154	2,871
International Paper Co.	14	613
JSR Corp.	158	2,088
Kuraray Co. Ltd. (e)	115	1,366
Monsanto Co.	32	3,311
Nippon Steel Corp.	59	1,144
Nitto Denko Corp.	92	5,855
Platinum Group Metals Ltd. (c)	427	1,447
Platinum Group Metals Ltd. (c)	156	525
PPG Industries Inc.	16	1,691
Rio Tinto Plc	89	2,752
Sealed Air Corp.	7	332
Shin-Etsu Chemical Co. Ltd.	191	11,214
Tahoe Resources Inc.	338	5,067
Ube Industries Ltd.	1,188	1,965
Umicore	43	2,201
Univar Inc. (c)	48	905
WestRock Co.	143	5,557
Yamato Kogyo Co. Ltd.	18	397
		97,398
TELECOMMUNICATION SERVICES - 2.0%
America Movil SAB de CV - Class L (e)	1,716	1,055
America Movil SAB de CV - ADR - Class L	119	1,457
BT Group Plc	542	2,979
Cellnex Telecom SAU	400	6,281
Deutsche Telekom AG	271	4,628
KDDI Corp.	261	7,924
Koninklijke KPN NV	1,694	6,037
Nippon Telegraph & Telephone Corp.	115	5,402
NTT DoCoMo Inc.	75	2,025
Orange SA (e)	168	2,738
Singapore Telecommunications Ltd.	1,624	5,015
Telecom Italia SpA (c)	6,464	5,309
Verizon Communications Inc.	219	12,247
Vodafone Group Plc	1,928	5,880
Vodafone Group Plc - ADR	208	6,437
		75,414
UTILITIES - 1.9%
American Electric Power Co. Inc.	68	4,757
American Water Works Co. Inc.	81	6,858
Calpine Corp. (c)	126	1,852
Chubu Electric Power Co. Inc.	168	2,384
Dominion Resources Inc.	57	4,404
DTE Energy Co.	23	2,269
Edison International	11	819
Electric Power Development Co. Ltd.	36	841
Enel SpA	666	2,956
Engie SA	161	2,590
FirstEnergy Corp.	34	1,188
Gas Natural SDG SA	71	1,407
Iberdrola SA	321	2,193
Kansai Electric Power Co. Inc. (c) (e)	35	341
Kyushu Electric Power Co. Inc.	155	1,551
National Grid Plc	298	4,381
NextEra Energy Inc.	76	9,900
NextEra Energy Partners LP	93	2,839
Public Service Enterprise Group Inc.	31	1,444
Sempra Energy	43	4,931
Snam Rete Gas SpA	327	1,954
Tokyo Gas Co. Ltd.	1,443	5,958
Veolia Environnement	64	1,391
		69,208
Total Common Stocks (cost $1,985,015)		1,970,501

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Citigroup Capital XIII, 7.01%, (callable at 25 beginning 08/26/16)	124	3,246
GMAC Capital Trust I, 6.41%, (callable at 25 beginning 08/26/16) (e)	171	4,235
Total Trust Preferreds (cost $7,605)		7,481

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PREFERRED STOCKS - 2.8%
CONSUMER DISCRETIONARY - 0.1%
Volkswagen AG	33	4,039
FINANCIALS - 0.7%
American Tower Corp., 5.25%, 05/15/17	16	1,854
Crown Castle International Corp., 4.50%, 11/01/16 (v)	43	5,137
Forestar Group Inc., 6.00%, 12/15/16	70	1,095
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 08/17/16) (e) (m)	70	1,863
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (r)	63	6,401
Royal Bank of Scotland Group Plc - ADR - Series T, 7.25%, (callable at 25 beginning 08/17/16) (e) (m)	73	1,833
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e) (m)	37	971
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (e) (m)	71	2,194
Wells Fargo & Co. - Series L, 6.38% (m) (v)	1	1,710
Welltower Inc., 6.50% (e) (m) (v)	62	4,218
		27,276
HEALTH CARE - 0.8%
Allergan Plc, 5.00%, 03/01/18 (v)	9	7,097
Anthem Inc., 5.25%, 05/11/18 (e)	172	7,697
Grand Rounds Inc. - Series C (c) (f) (p) (q)	639	1,732
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	14	11,513
		28,039
INDUSTRIALS - 0.1%
Stericycle Inc., 5.25%, 09/15/18 (e)	31	2,558

INFORMATION TECHNOLOGY - 1.1%
Domo Inc. (c) (f) (p) (q)	654	4,931
Dropbox Inc. - Series C (c) (f) (p) (q)	408	4,865
Lookout Inc. - Series F (c) (f) (p) (q)	284	2,602
Palantir Technologies Inc. (c) (f) (p) (q)	512	3,685
Samsung Electronics Co. Ltd.	9	9,708
Uber Technologies Inc. (c) (f) (p) (q)	303	14,784
		40,575
TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA	162	104

UTILITIES - 0.0%
Dominion Resources Inc. - Class A, 6.38%, 07/01/17	35	1,789
Total Preferred Stocks (cost $99,605)		104,380
WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f)	105	31
TFS Corp. Ltd. (c) (f)	370	108
Total Warrants (cost $0)		139
PURCHASED OPTIONS - 0.5%
Aflac Inc. Call Option, Strike Price 85, Expiration 01/19/18, GSC	112,456	150
Allstate Corp. Call Option, Strike Price 80, Expiration 01/19/18, GSC	71,610	146
Apple Inc. Call Option, Strike Price 100, Expiration 09/16/16, CIT	67,403	127
BB&T Corp. Call Option, Strike Price 40, Expiration 01/19/18, GSC	156,361	292
Capital One Financial Corp. Call Option, Strike Price 80, Expiration 01/19/18, GSC	160,061	476
Charles Schwab Corp. Call Option, Strike Price 40, Expiration 01/19/18, GSC	219,350	137
CIT Group Inc. Call Option, Strike Price 42, Expiration 01/19/18, GSC	96,190	172
Citigroup Inc. Call Option, Strike Price 55, Expiration 01/19/18, GSC	219,350	421
CME Group Inc. Call Option, Strike Price 115, Expiration 01/19/18, GSC	76,971	208
Comerica Inc. Call Option, Strike Price 55, Expiration 01/19/18, GSC	134,512	212
E*TRADE Financial Corp. Call Option, Strike Price 35, Expiration 01/19/18, GSC	199,213	175
Euro Stoxx 50 Index Put Option, Strike Price EUR 2,875, Expiration 07/15/16, UBS	5,599	399
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,025 Expiration 03/17/17, MSC	676	97
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,025 Expiration 03/17/17, MSC	675	96
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,150, Expiration 06/16/17, CIT	2,523	242
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1,006	79
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,450, Expiration 03/17/17, MSC	1,107	29
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 03/16/18, GSI	1,895	120
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 12/15/17, BBP	2,176	118
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 06/15/18, UBS	922	41
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 09/15/17, BOA	2,127	61
Fifth Third Bancorp Call Option, Strike Price 25, Expiration 01/19/18, GSC	219,350	79
Franklin Resources Inc. Call Option, Strike Price 45, Expiration 01/19/18, GSC	198,037	178
Gentex Corp. Put Option, Strike Price 12.50, Expiration 09/16/16, MSC	318,618	32
Japanese Yen versus USD Call Option, Strike Price JPY 108.50, Expiration 11/15/16, DUB	21,060,782	204
Japanese Yen versus USD Call Option, Strike Price JPY 110, Expiration 10/04/16, JPM	20,722,826	96
Japanese Yen versus USD Call Option, Strike Price JPY 110.50, Expiration 09/08/16, GSC	20,602,000	57
Japanese Yen versus USD Call Option, Strike Price JPY 111, Expiration 08/08/16, MSC	20,589,000	21
Japanese Yen versus USD Put Option, Strike Price JPY 110, Expiration 07/07/16, DUB	20,561,000	—
JPMorgan Chase & Co. Call Option, Strike Price 70, Expiration 01/19/18, GSC	219,350	694
KeyCorp Call Option, Strike Price 15, Expiration 01/19/18, GSC	219,350	64
Lincoln National Corp. Call Option, Strike Price 55, Expiration 01/19/18, GSC	133,234	192
Manulife Financial Corp. Call Option, Strike Price CAD 22, Expiration 01/19/18, GSC	219,350	98
Maxis Nikkei 225, Call Option, Strike Price JPY 21,968, Expiration 03/09/18, GSC	74,251	165
MetLife Inc. Call Option, Strike Price 50, Expiration 01/20/17, UBS	59,824	17
MetLife Inc. Call Option, Strike Price 52.50, Expiration 01/19/18, GSC	219,350	231
MetLife Inc. Call Option, Strike Price 52.50, Expiration 01/20/17, UBS	54,800	8
Morgan Stanley Call Option, Strike Price 35, Expiration 01/19/18, GSC	219,350	173

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/20/17, MSC	67,100	38
Put Swaption, 3-Month LIBOR, Exercise Rate 1.48%, Expiration 09/16/16, GSC	42,720,000	469
Put Swaption, 3-Month LIBOR, Exercise Rate 1.88%, Expiration 09/16/16, GSC	42,720,000	78
Put Swaption, 6-Month GBP LIBOR, Exercise Rate 1.22%, Expiration 09/15/16, GSC	42,890,000	420
Put Swaption, 6-Month GBP LIBOR, Exercise Rate 1.62%, Expiration 09/15/16, GSC	42,890,000	61
Put Swaption, 6-Month Japanese Yen LIBOR, Exercise Rate 1.07%, Expiration 04/04/18, DUB	489,328,000	—
Put Swaption, 6-Month Japanese Yen LIBOR, Exercise Rate 1.25%, Expiration 07/29/16, DUB	865,360,000	—
Qualcomm Inc. Call Option, Strike Price 52.50, Expiration 5/19/17, DUB	119,161	632
Regions Financial Corp. Call Option, Strike Price 12, Expiration 01/19/18, GSC	219,350	55
S&P 500 Index Put Option, Strike Price 2,035, Expiration 07/15/16, MSC	40,998	260
SPDR Gold Trust ETF Call Option, Strike Price 100, Expiration 09/16/16, JPM	737	1,956
SPDR Gold Trust ETF Call Option, Strike Price 100, Expiration 12/16/16, JPM	568	1,523
SPDR Gold Trust ETF Call Option, Strike Price 120, Expiration 09/16/16, JPM	102,400	817
SPDR Gold Trust ETF Call Option, Strike Price 121, Expiration 01/20/17, SGB	105,955	1,014
SPDR Gold Trust ETF Call Option, Strike Price 124, Expiration 08/19/16	2,128	989
SPDR Gold Trust ETF Call Option, Strike Price 125, Expiration 09/16/16, JPM	1,053	505
SPDR Gold Trust ETF Call Option, Strike Price 125, Expiration 09/30/16	1,027	534
SPDR Gold Trust ETF Call Option, Strike Price 125, Expiration 12/16/16, JPM	1,053	721
SPDR Gold Trust ETF Call Option, Strike Price 127, Expiration 10/21/16, JPM	53,423	256
State Street Corp. Call Option, Strike Price 72.50, Expiration 01/19/18, GSC	148,406	217
Stoxx Europe 600 Index Call Option, Strike Price EUR 345, Expiration 09/16/16, CSI	16,338	85
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18,174	234
Stoxx Europe 600 Index Call Option, Strike Price EUR 372.06, Expiration 09/15/17, JPM	13,724	148
SunTrust Banks Inc. Call Option, Strike Price 55, Expiration 01/19/18, GSC	219,350	216
Synchrony Financial Call Option, Strike Price 35, Expiration 01/19/18, GSC	219,350	219
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000, Expiration 09/20/17, MSC	29,972	237
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000, Expiration 12/20/17, MSC	30,565	309
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000.77, Expiration 09/21/16, CIT	29,600	48
TD Ameritrade Holding Corp. Call Option, Strike Price 40, Expiration 01/19/18, GSC	186,960	145
Travelers Cos. Inc. Call Option, Strike Price 135, Expiration 01/19/18, GSC	67,838	197
Wells Fargo & Co. Call Option, Strike Price 55, Expiration 01/19/18, GSC	219,350	395
Zions Bancorp Call Option, Strike Price 35, Expiration 01/19/18, GSC	179,844	120
Total Purchased Options (cost $29,430)		19,005
INVESTMENT COMPANIES - 3.4%
ETFS Gold Trust (c)	16	2,019
ETFS Physical Palladium Trust (c)	26	1,474
ETFS Platinum Trust (c)	22	2,136
iShares Gold Trust Fund (a) (c)	741	9,450
iShares iBoxx $ High Yield Corporate Bond ETF (a) (e)	44	3,737
SPDR Gold Trust ETF (c) ‡	844	106,761
Total Investment Companies (cost $122,937)		125,577
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Logistics UK 2015 Plc, 4.19%, 08/20/18 (i) (p) (q)	$2,100	2,548
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,177)		2,548
CORPORATE BONDS AND NOTES - 7.5%
CONSUMER DISCRETIONARY - 0.2%
Cablevision Systems Corp., 5.88%, 09/15/22	1,103	990
Delta Topco Ltd., 10.00%, 11/24/60 (f) (p) (q) (y)	2,187	1,968
General Motors Financial Co. Inc., 3.50%, 07/10/19 (e)	2,746	2,842
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,031
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	800	804
		7,635
CONSUMER STAPLES - 0.1%
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	1
Edgewell Personal Care Co.
4.70%, 05/19/21	1,761	1,824
4.70%, 05/24/22	1,609	1,653
Molson Coors Brewing Co.
1.45%, 07/15/19	415	416
2.10%, 07/15/21	1,085	1,089
REI Agro Ltd.
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	185	1
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	628	3
		4,990
ENERGY - 0.7%
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	4,392	1,647
3.13%, 05/15/24 (v)	5,391	1,779
Pemex Project Funding Master Trust, 5.75%, 03/01/18	2,698	2,821
Petroleos Mexicanos
3.50%, 07/23/20	3,641	3,638
6.38%, 02/04/21 (r)	4,104	4,462
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,291	1,296
YPF SA
8.88%, 12/19/18 (r)	2,347	2,529
8.50%, 07/28/25 (r)	5,918	6,252
		24,424

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 3.5%
Ally Financial Inc.
2.75%, 01/30/17	2,880	2,902
3.50%, 01/27/19	1,906	1,894
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (m)	2,065	1,965
American Tower Corp., 3.40%, 02/15/19	719	749
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21	4,088	4,236
Bank of America Corp.
2.00%, 01/11/18	1,841	1,854
2.60%, 01/15/19	1,795	1,837
Berkshire Hathaway Inc., 2.75%, 03/15/23	2,532	2,617
BNP Paribas SA, 2.40%, 12/12/18	5,416	5,522
Capital One Bank USA NA, 2.15%, 11/21/18	1,400	1,410
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,595
1.95%, 10/17/23 (r) (v), SGD	3,000	2,219
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	3,849	3,695
5.95% (callable at 100 beginning 01/30/23) (m)	1,330	1,314
1.80%, 02/05/18	5,183	5,206
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	903
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (i) (p) (v)	1,916	1,918
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (r) (v)	4,947	4,329
Deutsche Bank AG, 1.88%, 02/13/18	2,101	2,088
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,334
2.63%, 12/30/20	3,678	3,790
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,913	3,086
2.55%, 10/05/18	1,063	1,083
GE Capital International Funding Co., 2.34%, 11/15/20 (r)	1,171	1,210
General Electric Capital Corp.
5.55%, 05/04/20	404	465
6.37%, 11/15/67 (e) (i)	2,079	2,123
General Motors Financial Co. Inc., 2.40%, 04/10/18	1,194	1,203
Global Logistic Properties Ltd., 3.88%, 06/04/25 (r)	5,241	5,359
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	3,295	3,258
5.70% (callable at 100 beginning 05/10/19) (e) (m)	3,164	3,158
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (e) (m) (v)	5,700	5,386
Hyundai Capital America Inc., 2.00%, 03/19/18 (r)	1,110	1,117
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (e) (m) (v)	1,440	1,354
Intesa Sanpaolo SpA, 3.88%, 01/15/19	4,458	4,582
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23 (e) (r)	1,650	1,755
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,636	3,536
6.10% (callable at 100 beginning 10/01/24) (m)	7,236	7,462
4.35%, 08/15/21	1,536	1,690
Lloyds Bank Plc
2.30%, 11/27/18	754	758
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,746	5,995
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,784	1,948
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (m)	2,367	2,272
Standard Chartered Plc, 6.50%, (callable at 100 beginning 04/02/20) (e) (m) (r) (v)	2,025	1,858
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19 (e)	2,205	2,252
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (p)	1,100	1,224
Synchrony Financial, 3.75%, 08/15/21	890	922
Trust F/1401, 5.25%, 12/15/24 (e) (r)	1,474	1,511
UBS AG, 2.38%, 08/14/19	1,636	1,676
UBS Group AG, 4.13%, 09/24/25 (r)	2,275	2,363
USB Capital IX, 3.50%, (callable at 100 beginning 08/18/16) (m)	2,794	2,284
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p)	1,513	1,539
		128,806
HEALTH CARE - 0.6%
AbbVie Inc.
2.50%, 05/14/20	3,876	3,968
2.30%, 05/14/21	3,100	3,138
Actavis Funding SCS, 3.00%, 03/12/20	3,153	3,249
Bio City Development Co. BV, 0.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	248
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (v)	790	877
1.50%, 10/15/20 (v)	775	896
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,312	2,439
5.00%, 12/15/21 (r)	1,630	1,824
Medtronic Inc., 3.15%, 03/15/22	4,057	4,330
Mylan Inc., 2.55%, 03/28/19	2,502	2,533
		23,502
INDUSTRIALS - 0.2%
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (m)	3,197	3,397
Inversiones Alsacia SA, 8.00%, 12/31/18 (r)	2,335	158
Odebrecht Finance Ltd., 4.38%, 04/25/25 (r)	2,045	883
Suzlon Energy Ltd., 5.75%, 07/16/19 (k) (r) (v)	3,037	3,162
		7,600
INFORMATION TECHNOLOGY - 1.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	3,091	3,161
3.60%, 11/28/24	901	920
AliphCom Inc., 0.00%, 04/01/20 (f) (j) (p) (q) (v)	13,943	6,693
Cisco Systems Inc., 2.20%, 02/28/21	2,514	2,590
eBay Inc., 3.80%, 03/09/22	1,783	1,895
Intel Corp., 3.25%, 08/01/39 (v)	1,123	1,826
Oracle Corp., 1.90%, 09/15/21	10,265	10,305
QUALCOMM Inc., 3.00%, 05/20/22	4,590	4,844
Sina Corp., 1.00%, 12/01/18 (v)	2,094	2,056
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (v)	1,595	3,163
		37,453
MATERIALS - 0.4%
Constellium NV
7.00%, 01/15/23 (r), EUR	1,189	1,064
8.00%, 01/15/23 (e) (r)	345	303
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p)	1,423	1,188
7.00%, 02/15/21 (p)	4,139	3,327

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	1,489	1,303
TFS Corp. Ltd., 11.00%, 07/15/18 (p) (q)	6,002	6,002
		13,187
TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc.
2.38%, 11/27/18 (e)	4,513	4,606
3.00%, 06/30/22	7,457	7,637
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	483
Intelsat Jackson Holdings SA
7.50%, 04/01/21	2,568	1,772
8.00%, 02/15/24 (e) (r)	880	867
T-Mobile USA Inc., 6.00%, 04/15/24	2,070	2,153
Telecom Italia Finance SA
6.13%, 11/15/16 (r) (v), EUR	2,000	2,147
6.13%, 11/15/16 (p) (v), EUR	600	644
Telecom Italia SpA, 5.30%, 05/30/24 (r)	2,743	2,736
Telefonica Participaciones SAU
4.90%, 09/25/17 (p) (v), EUR	700	634
4.90%, 09/25/17 (v), EUR	3,800	3,439
Telefonica SA, 6.00%, 07/24/17 (p) (v), EUR	1,300	1,235
		28,353
Total Corporate Bonds and Notes (cost $292,019)		275,950
VARIABLE RATE SENIOR LOAN INTERESTS - 0.8% (i)
CONSUMER DISCRETIONARY - 0.3%
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	6,518	6,518
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	4,872	4,841
		11,359
ENERGY - 0.1%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	1,564	608
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	2,112	1,253
Fieldwood Energy LLC 1st Lien Term Loan
8.00%, 08/31/20	486	400
8.38%, 09/24/20	656	346
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	1,104	304
Seadrill Partners Finco LLC Term Loan B, 4.00%, 02/12/21	5,706	2,534
		5,445
FINANCIALS - 0.2%
Promontoria Blue Holding 2 BV Term Loan, 7.00%, 04/17/20 (f) (q), EUR	3,917	4,347
Sheridan Investment Partners II LP Term Loan A, 4.25%, 12/02/20 (q)	460	281
Sheridan Investment Partners II LP Term Loan B, 4.50%, 12/02/20 (q)	3,307	2,017
Sheridan Production Partners II LP Term Loan M, 4.50%, 12/02/20 (q)	172	105
		6,750
INDUSTRIALS - 0.0%
Novelis Inc. Term Loan B, 4.00%, 06/15/22	1,549	1,533
MATERIALS - 0.1%
Univar Inc. Term Loan, 4.25%, 06/30/22	2,630	2,588
UTILITIES - 0.1%
Calpine Corp. Term Loan B-5, 3.50%, 06/15/22	2,688	2,656
Total Variable Rate Senior Loan Interests (cost $37,484)		30,331
GOVERNMENT AND AGENCY OBLIGATIONS - 22.7%
GOVERNMENT SECURITIES - 22.1%
Sovereign - 10.0%
Argentina Republic Government International Bond
6.88%, 04/22/21 (r)	7,016	7,490
7.50%, 04/22/26 (e) (r)	3,976	4,298
7.13%, 07/06/36 (r)	4,306	4,306
7.63%, 04/22/46 (e) (r)	1,832	1,981
Australia Government Bond, 5.75%, 05/15/21 - 07/15/22, AUD	55,206	50,017
Brazil Government International Bond, 4.88%, 01/22/21	2,305	2,428
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	31,631	9,182
Brazilian Government International Bond, 2.88%, 04/01/21, EUR	1,261	1,387
Bundesobligation, 0.00%, 04/09/21 (j), EUR	21,377	24,371
Canada Government Bond
0.25%, 05/01/18, CAD	16,697	12,861
0.75%, 03/01/21, CAD	10,412	8,124
Canada Housing Trust No. 1, 1.25%, 06/15/21 (r), CAD	10,645	8,329
City of Buenos Aires, Argentina, 8.95%, 02/19/21 (e) (r)	1,477	1,643
France Government Bond, 0.50%, 05/25/26 (p), EUR	19,349	22,100
Hungary Government Bond, 5.50%, 06/24/25, HUF	3,489,800	14,572
Hungary Government International Bond
6.25%, 01/29/20	2,111	2,341
6.38%, 03/29/21	14,490	16,495
Indonesia Government International Bond
6.88%, 01/17/18 (r)	2,317	2,489
2.63%, 06/14/23 (r), EUR	3,386	3,791
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25, EUR	19,218	21,929
Japan Government Bond, 0.10%, 03/15/17 - 03/15/18, JPY	2,762,700	26,909
Mexico Bonos, 6.50%, 06/10/21, MXN	600,894	34,347
New Zealand Government Bond, 6.00%, 05/15/21, NZD	18,884	15,936
Poland Government Bond
5.25%, 10/25/20, PLN	20,839	5,980
5.75%, 10/25/21, PLN	17,632	5,251
3.25%, 07/25/25, PLN	24,174	6,336
2.50%, 07/25/26, PLN	10,541	2,578
Provincia de Buenos Aires, 9.13%, 03/16/24 (e) (r)	2,107	2,318
Spain Government Bond, 1.95%, 04/30/26 (r), EUR	10,177	12,028
Turkey Government International Bond, 6.75%, 04/03/18	5,454	5,866
United Kingdom Gilt Treasury Bond
1.50%, 01/22/21, GBP	17,445	24,382
2.00%, 09/07/25, GBP	791	1,153
3.50%, 01/22/45 (p), GBP	3,006	5,571
		368,789
Treasury Inflation Index Securities - 4.7%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 (s), BRL	2,067	1,872
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (n)	26,227	26,879
0.38%, 07/15/25 (n)	23,744	24,456
0.63%, 01/15/26 (n) (o)	110,479	116,364

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.00%, 02/15/46 (n) (o)	5,291	5,716
		175,287
U.S. Treasury Securities - 7.4%
U.S. Treasury Note
0.88%, 01/31/17	10,651	10,678
1.25%, 03/31/21	38,685	39,142
1.38%, 04/30/21 (o)	187,221	190,483
1.75%, 03/31/22	15,491	16,010
2.00%, 08/15/25 (o)	8,642	9,038
1.63%, 02/15/26 (o)	7,726	7,817
		273,168
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 3.00%, 07/15/46, TBA (g)	21,219	22,020

Total Government and Agency Obligations (cost $827,412)		839,264

SHORT TERM INVESTMENTS - 13.9%

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	103,603	103,603

Treasury Securities - 11.1%
Japan Treasury Bill
0.00%, 07/19/16, JPY	4,270,000	41,354
0.00%, 08/22/16, JPY	4,300,000	41,655
0.00%, 09/05/16, JPY	4,370,000	42,337
0.00%, 09/12/16, JPY	2,060,000	19,959
0.00%, 10/03/16, JPY	4,300,000	41,674
U.S. Treasury Bill
0.20%, 07/14/16	$46,662	46,658
0.17%, 07/21/16	21,849	21,846
0.18%, 07/28/16	15,000	14,998
0.19%, 08/04/16	53,000	52,990
0.22%, 08/11/16	26,240	26,233
0.23%, 08/18/16	30,480	30,471
0.19%, 08/25/16	12,000	11,996
0.23%, 09/22/16	18,480	18,470
		410,641
Total Short Term Investments (cost $506,429)		514,244

Total Investments - 105.1% (cost $3,911,113)		3,889,420
Total Securities Sold Short - (0.3%) (proceeds $11,881)		(11,571)
Other Assets and Liabilities, Net - (4.8%)		(176,706)
Total Net Assets - 100.0%		$3,701,143

SECURITIES SOLD SHORT - 0.3%
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Gentex Corp.	117	$1,808
CONSUMER STAPLES - 0.1%
Church & Dwight Co. Inc.	26	2,700
MATERIALS - 0.2%
Alcoa Inc.	189	1,751
Ecolab Inc.	29	3,412
LafargeHolcim Ltd.	45	1,900
		7,063

Total Securities Sold Short - 0.3% (proceeds $11,881)		$11,571

Portfolio Composition:	Percentage of Net Investments
Government Securities	21.5%
Financials	13.7
Information Technology	9.4
Health Care	8.7
Industrials	7.2
Consumer Discretionary	6.8
Consumer Staples	4.8
Energy	4.7
Materials	3.0
Telecommunication Services	2.7
Utilities	1.9
U.S. Government Agency MBS	0.6
Purchased Options	0.5
Non-U.S. Government Agency ABS	0.1
Investment Companies	3.3
Short Term Investments	11.1
Net Investments	100.0%

JNL/Boston Partners Global Long Short Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 10.7%
Brunswick Corp. (o)	162	$7,343
Comcast Corp. - Class A (o)	203	13,205
Dufry AG (c)	37	4,410
Haseko Corp.	441	4,442
Havas SA	649	5,007
International Speedway Corp. - Class A (o)	166	5,541
ITV Plc	1,363	3,268
Liberty Global Plc - Class C (c) (e)	52	1,699
Liberty Global Plc - Class C (c)	11	307
Priceline Group Inc. (c)	3	3,773
Pulte Homes Inc. (o)	336	6,548
Rightmove Plc	56	2,752
Scripps Networks Interactive Inc. - Class A (e)	55	3,430
Tenneco Inc. (c) (o)	103	4,785
Videocon d2h Ltd. - ADR (c) (o) (q)	750	6,360
WPP Plc	174	3,620
		76,490
CONSUMER STAPLES - 8.8%
Coca-Cola West Co. Ltd. (e)	160	4,528
Cocokara Fine Inc.	158	8,194
CVS Health Corp. (o)	90	8,658
Greencore Group Plc	712	2,931
Henkel AG & Co. KGaA	37	4,016
Imperial Brands Plc	260	14,109
Koninklijke Ahold NV	494	10,919
Nomad Holdings Ltd. (c)	252	2,011
WH Group Ltd.	9,230	7,310
		62,676
ENERGY - 9.6%
Anadarko Petroleum Corp. ‡	116	6,165
Boardwalk Pipeline Partners, LP	347	6,051
Canadian Natural Resources Ltd. (e)	141	4,350
Cenovus Energy Inc.	244	3,381
Diamondback Energy Inc. (c) ‡	88	8,028
EQT Corp. (o)	122	9,428
Gener8 Maritime Inc. (c) (e) (o)	583	3,734
INPEX Corp.	468	3,657
Marathon Petroleum Corp.	21	791
Occidental Petroleum Corp.	23	1,745

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Parsley Energy Inc. - Class A (c) (o)	304	8,233
Phillips 66 ‡	58	4,601
PrairieSky Royalty Ltd. (e)	3	64
Rice Energy Inc. (c) (o)	219	4,817
Viper Energy Partners LP (o) (q)	171	3,190
		68,235
FINANCIALS - 12.6%
Aurelius SE and Co. KGAA	156	9,195
Australia & New Zealand Banking Group Ltd.	241	4,384
Bank of America Corp. (o)	214	2,840
Berkshire Hathaway Inc. (c) (o)	143	20,688
Capital One Financial Corp. (o)	66	4,177
Chubb Ltd. (o)	81	10,594
Fifth Third Bancorp (o)	330	5,814
Loews Corp. (o)	244	10,040
Muenchener Rueckversicherungs AG	20	3,369
Standard Chartered Plc	237	1,798
SunTrust Banks Inc. (o)	131	5,398
Tokio Marine Holdings Inc.	105	3,506
Wells Fargo & Co. (o)	122	5,767
WR Berkley Corp.	39	2,349
		89,919
HEALTH CARE - 13.4%
Amgen Inc. (o)	49	7,517
CIGNA Corp. (o)	30	3,784
Johnson & Johnson (o)	127	15,402
Laboratory Corp. of America Holdings (c) (o)	95	12,366
McKesson Corp. (o)	31	5,777
Medtronic Plc (o)	95	8,200
Merck & Co. Inc. (o)	219	12,640
Merck KGaA	122	12,401
Pfizer Inc. (o)	285	10,026
Roche Holding AG	29	7,735
		95,848
INDUSTRIALS - 14.5%
BAE Systems Plc	1,097	7,681
Bollore SA	1,040	3,501
Builders FirstSource Inc. (c) (o)	318	3,582
Eaton Corp. Plc (o)	50	2,998
FedEx Corp. (o)	23	3,564
Georg Fischer AG	5	4,392
Honeywell International Inc. (o)	61	7,125
Ingersoll-Rand Plc (o)	93	5,899
KION Group AG	90	4,372
Meitec Corp.	22	731
Norma Group SE	64	3,032
Northrop Grumman Systems Corp.	5	1,112
Randstad Holding NV	94	3,757
Raytheon Co. (o) ‡	92	12,454
Safran SA	95	6,389
Siemens AG	93	9,496
Teleperformance	56	4,778
United Parcel Service Inc. - Class B (o) ‡	75	8,051
United Technologies Corp. (o)	45	4,581
Vinci SA	87	6,131
		103,626
INFORMATION TECHNOLOGY - 15.1%
Activision Blizzard Inc. (o)	126	5,009
Alphabet Inc. - Class C (c) (o)	26	17,995
Amano Corp.	491	8,547
Apple Inc. (o)	51	4,873
Brocade Communications Systems Inc. (o)	493	4,528
Cap Gemini SA	97	8,410
Casetek Holdings Ltd.	440	1,551
Cisco Systems Inc. (o)	101	2,890
Coherent Inc. (c)	55	5,010
eBay Inc. (c) (o)	131	3,058
Flextronics International Ltd. (c) (o)	375	4,431
Hewlett Packard Enterprise Co. (e) (o)	787	14,384
Hon Hai Precision Industry Co. Ltd.	1,421	3,661
Oracle Corp.	70	2,884
PayPal Holdings Inc. (c) (o)	79	2,879
Pegatron Corp.	1,466	3,114
Samsung Electronics Co. Ltd.	8	9,508
SK Hynix Inc.	185	5,271
		108,003
MATERIALS - 8.4%
Barrick Gold Corp. (o)	167	3,562
Berry Plastics Group Inc. (c) (o)	346	13,432
CRH Plc	360	10,544
Dow Chemical Co. (o)	99	4,918
Graphic Packaging Holding Co. (o)	323	4,054
Lintec Corp.	281	5,506
LyondellBasell Industries NV - Class A	2	116
Minerals Technologies Inc.	25	1,447
Nitto Denko Corp.	79	5,028
Phosagro OAO via Phosagro Bond Funding Ltd. - GDR (q)	207	2,991
Stornoway Diamond Corp. (c)	2,436	1,792
WestRock Co.	164	6,382
		59,772
TELECOMMUNICATION SERVICES - 1.4%
Nippon Telegraph & Telephone Corp.	80	3,766
Vodafone Group Plc	1,969	6,003
		9,769
UTILITIES - 0.5%
Newocean Energy Holdings Ltd. (e) (q)	10,157	3,335
Total Common Stocks (cost $639,548)		677,673

PREFERRED STOCKS - 1.1%
INFORMATION TECHNOLOGY - 1.1%
Samsung Electronics Co. Ltd.	8	7,809
Total Preferred Stocks (cost $7,491)		7,809
WARRANTS - 0.0%
Stornoway Diamond Corp. (c)	290	9
Total Warrants (cost $28)		9

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 4.5%
JNL Money Market Fund, 0.26% (a) (h)	31,922	31,922
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	3,956	3,956
Total Short Term Investments (cost $35,878)		35,878
Total Investments - 101.2% (cost $682,945)		721,369
Total Securities Sold Short - (41.9%) (proceeds $289,428)		(299,064)
Other Assets and Liabilities, Net - 40.7%		290,766
Total Net Assets - 100.0%		$713,071

SECURITIES SOLD SHORT - 41.9%
COMMON STOCKS - 41.9%
CONSUMER DISCRETIONARY - 10.5%
Asics Corp.	98	$1,656
AutoZone Inc.	3	2,231

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Axel Springer SE	45	2,361
Buffalo Wild Wings Inc.	22	3,007
Casio Computer Co. Ltd.	163	2,350
Cheesecake Factory Inc.	43	2,068
Chipotle Mexican Grill Inc. - Class A	6	2,534
Cie Financiere Richemont SA	68	3,970
Dollar Tree Inc.	27	2,541
Dorman Products Inc.	33	1,860
Ferrari NV	42	1,726
G-III Apparel Group Ltd.	56	2,577
HSN Inc.	66	3,231
Kering SA	16	2,499
Lululemon Athletica Inc.	23	1,720
Luxottica Group SpA	60	2,902
Monro Muffler Brake Inc.	35	2,213
Netflix Inc.	50	4,554
Nike Inc. - Class B	47	2,595
Nordstrom Inc.	56	2,113
Norwegian Cruise Line Holdings Ltd.	45	1,802
Ocado Group Plc	655	2,020
Sanrio Co. Ltd.	55	979
Shenzhou International Group Holdings Ltd.	674	3,259
Shimano Inc.	30	4,572
Societe Television Francaise 1	61	641
Tesla Motors Inc.	18	3,915
Under Armour Inc. - Class A	68	2,718
VF Corp.	30	1,824
Zalando SE	95	2,518
		74,956
CONSUMER STAPLES - 3.0%
Blackmores Ltd.	5	507
Colgate-Palmolive Co.	35	2,528
Kose Corp.	37	3,144
Kroger Co.	65	2,398
Monster Beverage Corp.	17	2,804
Pernod-Ricard SA	23	2,493
Tootsie Roll Industries Inc.	77	2,981
Tsingtao Brewery Co. Ltd. - Class H	670	2,329
Unicharm Corp.	117	2,635
		21,819
ENERGY - 2.7%
Cabot Oil & Gas Corp.	76	1,951
Continental Resources Inc.	69	3,130
Hess Corp.	24	1,432
Kinder Morgan Inc.	151	2,827
Matador Resources Co.	120	2,379
National Oilwell Varco Inc.	82	2,763
Neste Oil Oyj	64	2,279
Southwestern Energy Co.	189	2,381
		19,142
FINANCIALS - 4.9%
Arch Capital Group Ltd.	35	2,549
Bank of East Asia Ltd.	798	3,087
BlackRock Inc.	8	2,823
Cullen/Frost Bankers Inc.	57	3,642
DBS Group Holdings Ltd.	5	62
Eaton Vance Corp.	109	3,836
FactSet Research Systems Inc.	21	3,352
Mercury General Corp.	80	4,260
Texas Capital Bancshares Inc.	60	2,820
UMB Financial Corp.	65	3,444
Westamerica Bancorp	57	2,784
WisdomTree Investments Inc.	216	2,119
		34,778
HEALTH CARE - 4.8%
AmerisourceBergen Corp.	35	2,739
Cie Generale d’Optique Essilor International SA	19	2,539
GW Pharmaceuticals Plc - ADR	19	1,779
Hill-Rom Holdings Inc.	42	2,135
Idexx Laboratories Inc.	40	3,754
Insulet Corp.	81	2,444
Kite Pharma Inc.	30	1,488
Korian SA	67	2,174
MiMedx Group Inc.	299	2,384
Regeneron Pharmaceuticals Inc.	7	2,554
ResMed Inc.	36	2,296
Seattle Genetics Inc.	66	2,654
Takeda Pharmaceutical Co. Ltd.	51	2,191
West Pharmaceutical Services Inc.	42	3,171
		34,302
INDUSTRIALS - 6.3%
Advisory Board Co.	65	2,303
Airbus Group NV	53	3,033
Cathay Pacific Airways Ltd.	1,524	2,236
CNH Industrial NV	183	1,312
GEA Group AG	62	2,925
Heartland Express Inc.	185	3,214
Hexagon AB - Class B	65	2,375
Marubeni Corp.	620	2,799
Nidec Corp.	47	3,593
Old Dominion Freight Line Inc.	75	4,517
Rockwell Automation Inc.	22	2,532
Rolls-Royce Holdings Plc	269	2,571
Rotork Plc	286	827
Seek Ltd.	156	1,788
TOTO Ltd.	72	2,857
TransDigm Group Inc.	10	2,508
Wabtec Corp.	46	3,258
		44,648
INFORMATION TECHNOLOGY - 5.7%
ACI Worldwide Inc.	142	2,768
ASM Pacific Technology Ltd.	276	1,985
Automatic Data Processing Inc.	48	4,380
Blackbaud Inc.	44	2,971
Cognex Corp.	62	2,678
Finisar Corp.	80	1,402
Gemalto NV	53	3,219
Guidewire Software Inc.	50	3,068
Ingenico	28	3,279
j2 Global Inc.	25	1,558
National Instruments Corp.	108	2,955
NetSuite Inc.	33	2,400
Palo Alto Networks Inc.	26	3,190
Skyworks Solutions Inc.	38	2,423
Workday Inc. - Class A	35	2,609
		40,885
MATERIALS - 4.0%
Air Liquide	13	1,328
Air Products & Chemicals Inc.	20	2,886
AptarGroup Inc.	37	2,912
Axalta Coating Systems Ltd.	90	2,398
Ball Corp.	45	3,218
Ecolab Inc.	29	3,458
Goldcorp Inc.	57	1,087
NewMarket Corp.	10	4,086
Smurfit Kappa Group Plc	127	2,788
Stora Enso Oyj - Class R	397	3,193

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Teck Resources Ltd.	90	1,180
		28,534
Total Securities Sold Short - 41.9% (proceeds $289,428)		$299,064

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	16.0%
Industrials	14.4
Health Care	13.3
Financials	12.5
Consumer Discretionary	10.6
Energy	9.4
Consumer Staples	8.7
Materials	8.3
Telecommunication Services	1.3
Utilities	0.5
Short Term Investments	5.0
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Consumer Discretionary	25.1%
Industrials	14.9
Information Technology	13.7
Financials	11.6
Health Care	11.5
Materials	9.5
Consumer Staples	7.3
Energy	6.4
Total Short Investments	100.0%

JNL/Capital Guardian Global Balanced Fund

	Shares/Par †	Value
COMMON STOCKS - 61.2%
CONSUMER DISCRETIONARY - 10.3%
Alimentation Couche-Tard Inc. (e)	8	$331
Amazon.com Inc. (c)	2	1,449
Astra International Tbk PT	2,756	1,554
Bayerische Motoren Werke AG	26	1,921
Burberry Group Plc	19	291
Carnival Corp.	13	575
Comcast Corp. - Class A	16	1,017
Daimler AG	43	2,590
Denso Corp.	8	289
Gannett Co. Inc.	39	543
Great Wall Motor Co. Ltd.	4,241	3,545
Grupo Sanborns SA de CV - Class B-1 (e) (q)	1,404	1,880
Hyundai Motor Co.	19	2,276
Las Vegas Sands Corp.	9	396
LVMH Moet Hennessy Louis Vuitton SE	8	1,182
Minth Group Ltd.	644	2,079
Mr Price Group Ltd. (e)	21	294
Naspers Ltd. - Class N	13	1,993
Next Plc	1	40
Nike Inc. - Class B	8	420
Norwegian Cruise Line Holdings Ltd. (c)	67	2,669
Numericable SFR	33	824
Ocado Group Plc (c) (e)	142	438
Pacific Textiles Holdings Ltd.	342	427
Panasonic Corp.	52	447
Panera Bread Co. - Class A (c) (e)	3	678
Priceline Group Inc. (c)	1	637
Publicis Groupe SA	22	1,478
Rakuten Inc.	109	1,181
SES SA - FDR - Class A	20	438
Shimano Inc.	15	2,339
Sirius XM Holdings Inc. (c) (e)	453	1,791
Starbucks Corp.	32	1,828
Stella International Holdings Ltd. (e) (q)	808	1,431
TAKKT AG	113	2,218
Tiffany & Co.	27	1,616
Wynn Macau Ltd. (e)	1,557	2,256
Wynn Resorts Ltd.	3	309
		47,670
CONSUMER STAPLES - 5.8%
Ajinomoto Co. Inc.	24	570
Associated British Foods Plc	15	547
British American Tobacco Plc	17	1,102
China Mengniu Dairy Co. Ltd.	625	1,093
Coca-Cola Co.	60	2,706
Diageo Plc	51	1,430
Hypermarcas SA	95	686
Japan Tobacco Inc. (e)	64	2,563
L’Oreal SA	3	506
Mondelez International Inc.	7	323
Nestle SA	35	2,716
Pernod-Ricard SA	16	1,758
Philip Morris International Inc.	39	3,988
Procter & Gamble Co.	38	3,201
Reckitt Benckiser Group Plc	5	501
Seven & I Holdings Co. Ltd.	33	1,400
Shoprite Holdings Ltd.	87	991
Unilever NV - CVA	7	306
Unilever Plc	5	249
		26,636
ENERGY - 2.8%
Canadian Natural Resources Ltd.	14	416
Chevron Corp.	24	2,479
Core Laboratories NV	3	396
Crescent Point Energy Corp.	25	400
Enbridge Inc.	27	1,144
Noble Energy Inc.	70	2,522
Occidental Petroleum Corp.	9	703
PrairieSky Royalty Ltd. (e)	—	5
Rosneft OAO - GDR	181	933
Royal Dutch Shell Plc - Class B	18	483
Schlumberger Ltd.	34	2,693
Surgutneftegas OAO - ADR	87	526
YPF SA - ADR - Class D	6	109
		12,809
FINANCIALS - 11.0%
ABN AMRO Group NV - CVA	45	741
AIA Group Ltd.	257	1,547
Aon Plc - Class A	4	437
Banco Bradesco SA - ADR (e)	339	2,650
BB&T Corp.	64	2,272
BNP Paribas SA	9	406
Cerved Information Solutions SpA	60	474
Cheung Kong Property Holdings Ltd.	197	1,238
China Pacific Insurance Group Co. Ltd. - Class H	76	259
Chubb Ltd.	14	1,823
CME Group Inc.	37	3,565
Discover Financial Services	38	2,015
Discover Ltd.	98	821
Fairfax Financial Holdings Ltd.	9	4,686
Fairfax India Holdings Corp. (c) (q)	111	1,172
Fibra Uno Administracion SA de CV	156	332
First Gulf Bank PJSC	546	1,876

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Goldman Sachs Group Inc.	12	1,723
Henderson Group Plc	190	540
Housing Development Finance Corp.	18	340
Intercontinental Exchange Inc.	9	2,329
Iron Mountain Inc.	32	1,269
Itau Unibanco Holding SA - ADR	244	2,306
Julius Baer Group Ltd.	42	1,677
Link REIT	12	82
Lloyds Banking Group Plc	716	519
Marsh & McLennan Cos. Inc.	18	1,260
New York Community Bancorp Inc.	31	459
Partners Group Holding AG	7	2,889
PICC Property & Casualty Co. Ltd. - Class H	2,409	3,799
Ping An Insurance Group Co. of China Ltd. - Class H	461	2,040
Sampo Oyj - Class A	29	1,196
Sumitomo Mitsui Trust Holdings Inc.	211	687
The Governor & Co. of the Bank of Ireland (c)	3,781	779
Umpqua Holdings Corp.	18	283
Wells Fargo & Co.	9	431
		50,922
HEALTH CARE - 3.8%
AstraZeneca Plc	51	3,037
Cerner Corp. (c)	22	1,269
DaVita HealthCare Partners Inc. (c)	10	796
Eli Lilly & Co.	23	1,811
Express Scripts Holding Co. (c)	17	1,258
Hutchison China MediTech Ltd. (c)	10	264
Illumina Inc. (c)	2	309
Incyte Corp. (c)	23	1,804
Lupin Ltd.	41	930
Novo Nordisk A/S - Class B	33	1,779
Roche Holding AG	11	3,024
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	259	635
Sun Pharmaceutical Industries Ltd.	37	419
		17,335
INDUSTRIALS - 6.7%
Adecco Group AG	41	2,063
Airbus Group NV	7	392
Assa Abloy AB - Class B	22	449
Beijing Enterprises Holdings Ltd.	162	916
Boeing Co.	16	2,104
CCR SA	186	971
Danaher Corp.	11	1,131
Edenred	52	1,071
Fanuc Ltd.	4	634
General Electric Co.	72	2,270
Hexcel Corp.	41	1,720
IDEX Corp.	14	1,182
Jardine Matheson Holdings Ltd.	13	742
Kawasaki Heavy Industries Ltd.	640	1,805
Kubota Corp. (e)	52	703
Nielsen Holdings Plc	11	566
Norfolk Southern Corp.	11	942
Northrop Grumman Systems Corp.	2	533
PageGroup Plc	46	183
Recruit Holdings Co. Ltd.	18	643
Ryanair Holdings Plc - ADR	4	271
Safran SA	15	992
Seek Ltd. (e)	331	3,794
SMC Corp.	1	271
Sydney Airport	169	884
TransDigm Group Inc. (c)	2	564
Transurban Group	92	831
Union Pacific Corp.	6	489
Waste Connections Inc.	24	1,715
		30,831
INFORMATION TECHNOLOGY - 8.7%
Accenture Plc - Class A	4	465
Alphabet Inc. - Class A (c)	—	314
Alphabet Inc. - Class C (c)	2	1,166
Amadeus IT Holding SA	10	439
Apple Inc.	33	3,141
ARM Holdings Plc	30	450
ASML Holding NV	59	5,833
ASML Holding NV - ADR	2	208
Broadcom Ltd.	4	668
Delta Electronics Inc.	101	493
Gemalto NV (e)	7	440
Hamamatsu Photonics KK	35	985
HP Inc.	49	617
Infosys Technologies Ltd. - ADR (e)	14	250
International Business Machines Corp.	3	402
Jabil Circuit Inc.	26	478
Keyence Corp.	1	521
Micro Focus International Plc	21	451
Microsoft Corp.	105	5,347
Murata Manufacturing Co. Ltd.	22	2,422
NetApp Inc.	46	1,124
QUALCOMM Inc.	7	348
Quanta Computer Inc.	183	349
Quanta Computer Inc. - GDR	8	77
Rohm Co. Ltd.	14	541
Tableau Software Inc. - Class A (c)	25	1,208
Taiwan Semiconductor Manufacturing Co. Ltd.	1,242	6,259
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13	338
Tech Mahindra Ltd.	42	317
Texas Instruments Inc.	6	395
Trend Micro Inc.	21	733
VeriSign Inc. (c) (e)	7	623
Visa Inc. - Class A	11	786
Yahoo! Japan Corp.	373	1,653
Yandex NV (c)	15	320
		40,161
MATERIALS - 5.1%
AngloGold Ashanti Ltd. (c)	25	453
AngloGold Ashanti Ltd. - ADR (c)	27	493
Asahi Kasei Corp.	255	1,775
LafargeHolcim Ltd.	77	3,239
LyondellBasell Industries NV - Class A	6	428
Monsanto Co.	19	1,985
Newcrest Mining Ltd. (c)	99	1,707
Nucor Corp.	14	702
POSCO Inc.	2	436
Potash Corp. of Saskatchewan Inc. (e)	138	2,246
Praxair Inc.	4	450
Rio Tinto Plc	76	2,346
Shin-Etsu Chemical Co. Ltd.	24	1,388
Sumitomo Metal Mining Co. Ltd.	69	702
Vale SA - Preferred ADR (e)	989	3,967
Yamato Kogyo Co. Ltd.	64	1,444
		23,761
TELECOMMUNICATION SERVICES - 5.2%
America Movil SAB de CV - ADR - Class L	305	3,740
AT&T Inc.	24	1,046
Bezeq Israeli Telecommunication Corp. Ltd.	925	1,833
Bharti Airtel Ltd.	542	2,955
MegaFon PJSC - GDR	45	470
NII Capital Corp. (c)	2	7

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NTT DoCoMo Inc.	100	2,708
Singapore Telecommunications Ltd.	135	416
SoftBank Group Corp.	18	1,018
TDC A/S	259	1,271
Telia Co. AB	261	1,234
Verizon Communications Inc.	97	5,439
Vodafone Group Plc	553	1,687
		23,824
UTILITIES - 1.8%
AES Corp.	238	2,973
Cheung Kong Infrastructure Holdings Ltd.	39	336
Energias de Portugal SA	787	2,408
Enersis Americas SA	13	109
Enersis Chile SA - ADR	13	74
National Grid Plc	107	1,578
Sempra Energy	8	855
		8,333
Total Common Stocks (cost $275,110)		282,282

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Corporate Risk Holdings Corp. (c) (f) (p) (q)	—	—
Corporate Risk Holdings I Inc. (c) (f) (p) (q)	5	49
Hyundai Motor Co.	5	384
		433
ENERGY - 0.3%
Surgutneftegas OAO	2,101	1,262

FINANCIALS - 0.2%
American Tower Corp., 5.50%	10	1,146

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (c) (f) (p) (q)	7	—

MATERIALS - 0.4%
Vale SA - Class A	476	1,920
Total Preferred Stocks (cost $7,045)		4,761

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
AmeriCredit Automobile Receivables Trust
0.72%, 08/08/16	$9	9
1.27%, 08/08/17	10	10
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/28	100	111
BA Credit Card Trust, 0.82%, 01/15/19 (i)	125	125
Banc of America Commercial Mortgage Trust REMIC
6.44%, 12/10/17 (i)	50	53
5.89%, 07/10/44 (i)	5	5
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/17 (i)	20	21
CarMax Auto Owner Trust, 0.79%, 10/15/18	18	18
Citibank Credit Card Issuance Trust
1.02%, 02/22/17	100	100
2.15%, 07/15/19	275	283
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	70	70
COMM Mortgage Trust REMIC, 5.29%, 12/10/16	21	22
Commercial Mortgage Pass-Through Certificates REMIC, 5.61%, 01/15/49 (i)	45	46
Commercial Mortgage Trust REMIC
6.01%, 07/10/17 (i)	6	6
5.87%, 08/10/17 (i)	25	26
Core Industrial Trust REMIC, 3.04%, 02/10/22 (p) (q)	260	274
Credit Suisse Commercial Mortgage Trust REMIC, 5.89%, 06/15/39 (i)	35	36
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 07/15/17 (i)	37	38
Discover Card Execution Note Trust, 0.79%, 02/15/18 (i)	200	200
Enterprise Fleet Financing LLC, 0.87%, 12/20/16 (p) (q)	56	56
EQTY Mortgage Trust REMIC, 1.30%, 05/08/31 (i) (p) (q)	115	114
Greenwich Capital Commercial Funding Corp. REMIC
5.43%, 01/10/17	77	78
5.44%, 01/10/17	42	42
GS Mortgage Securities Trust REMIC, 5.99%, 08/10/45 (i)	20	21
Hertz Vehicle Financing LLC, 2.73%, 03/25/20 (p) (q)	159	162
Hilton USA Trust REMIC, 2.66%, 11/05/18 (p) (q)	200	201
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 01/12/17 (i)	91	92
5.44%, 03/15/17	89	91
5.89%, 05/12/17 (i)	125	129
5.85%, 07/15/17 (i)	38	39
5.72%, 11/15/17	22	23
5.81%, 06/12/43 (i)	2	2
5.81%, 06/12/43 (i)	2	2
5.55%, 05/12/45	82	81
LB Commercial Mortgage Trust REMIC, 6.07%, 07/15/44 (i)	24	25
LB-UBS Commercial Mortgage Trust REMIC
5.43%, 02/15/40	57	58
5.49%, 02/15/40	225	228
6.36%, 09/15/45 (i)	25	26
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.07%, 07/12/17 (i)	25	25
Mississippi Higher Education Assistance Corp., 1.13%, 07/25/27 (i)	121	118
Morgan Stanley Capital I Trust REMIC
5.32%, 12/15/16	131	132
5.82%, 06/11/17 (i)	19	20
Trade MAPS 1 Ltd.
1.15%, 12/10/16 (i) (p) (q)	125	124
1.70%, 12/10/16 (i) (p) (q)	100	99
Wachovia Bank Commercial Mortgage Trust REMIC
5.75%, 07/15/16 (i)	24	24
5.50%, 04/15/47	25	26
5.59%, 04/15/47 (i)	20	20
5.89%, 06/15/49 (i)	50	52
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,600)		3,563

CORPORATE BONDS AND NOTES - 7.3%
CONSUMER DISCRETIONARY - 0.3%
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (p) (q)	100	101
Comcast Corp., 5.88%, 02/15/18	100	108
DISH DBS Corp., 4.25%, 04/01/18	75	77
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	125	129
McDonald’s Corp.
3.70%, 01/30/26	55	60

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.70%, 12/09/35	25	28
4.88%, 12/09/45	35	41
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	100	102
Newell Rubbermaid Inc.
3.85%, 04/01/23 (l)	120	127
4.20%, 04/01/26 (l)	305	331
5.50%, 04/01/46 (l)	95	113
Thomson Reuters Corp.
4.30%, 11/23/23	60	66
5.65%, 11/23/43	40	46
		1,329
CONSUMER STAPLES - 0.2%
Altria Group Inc., 2.63%, 01/14/20	100	104
CVS Caremark Corp., 2.25%, 08/12/19	35	36
Kraft Heinz Foods Co., 3.00%, 06/01/26 (p) (q)	90	91
Philip Morris International Inc., 4.25%, 11/10/44	50	55
Reynolds American Inc.
2.30%, 06/12/18	15	15
3.25%, 06/12/20	35	37
4.00%, 06/12/22	65	71
4.85%, 09/15/23	10	11
4.45%, 06/12/25	315	352
5.70%, 08/15/35	5	6
6.15%, 09/15/43	5	7
5.85%, 08/15/45	55	70
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	70	71
2.60%, 06/01/21	20	20
3.10%, 06/01/23	20	20
		966
ENERGY - 0.7%
Columbia Pipeline Group Inc.
2.45%, 06/01/18	40	40
3.30%, 06/01/20	5	5
4.50%, 06/01/25	5	5
5.80%, 06/01/45	10	12
ConocoPhillips Co., 5.95%, 03/15/46	20	25
Devon Energy Corp., 3.25%, 05/15/22	35	34
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	35	25
Enbridge Energy Partners LP
5.20%, 03/15/20	120	126
5.88%, 10/15/25	70	77
Enbridge Inc., 4.50%, 06/10/44	15	13
EnLink Midstream Partners LP, 4.40%, 04/01/24	30	28
Exxon Mobil Corp.
2.22%, 03/01/21	70	72
3.04%, 03/01/26	60	64
Halliburton Co., 3.80%, 11/15/25	155	161
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	40
3.50%, 09/01/23	50	49
4.25%, 09/01/24	30	30
5.50%, 03/01/44	20	20
Kinder Morgan Inc., 4.30%, 06/01/25 (e)	165	169
PDC Energy Inc., 7.75%, 10/15/22	100	104
Petrobras Global Finance BV, 6.85%, 06/05/15	150	114
Petroleos Mexicanos
3.50%, 07/18/18	35	35
8.00%, 05/03/19	40	45
5.50%, 01/21/21 (e)	100	106
4.88%, 01/24/22	135	138
5.63%, 01/23/46	290	264
Phillips 66 Partners LP, 4.68%, 02/15/45	5	5
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	50	50
Schlumberger Holdings Corp., 4.00%, 12/21/25 (p) (q)	120	129
Southwestern Energy Co., 4.95%, 01/23/25 (l)	40	38
Statoil ASA, 3.70%, 03/01/24 (e)	75	81
Teekay Corp., 8.50%, 01/15/20	50	42
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	521
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	200
Williams Partners LP
5.25%, 03/15/20	175	180
4.30%, 03/04/24	160	151
		3,198
FINANCIALS - 3.9%
ACE INA Holdings Inc.
2.88%, 11/03/22	45	47
3.35%, 05/15/24	40	43
3.35%, 05/03/26	45	48
4.35%, 11/03/45	50	58
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	40	40
Allianz SE, 4.75%, (callable at 100 beginning 10/24/23) (m), EUR	200	237
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	52
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	80	84
3.65%, 02/01/26	105	112
4.90%, 02/01/46	50	59
Assicurazioni Generali SpA, 10.13%, 07/10/42, EUR	100	141
Aviva Plc
6.13%, 07/05/43, EUR	175	214
6.87%, 05/20/58 (i), GBP	150	215
AXA SA, 5.45%, (callable at 100 beginning 03/04/26) (m), GBP	225	289
Bank of America Corp.
2.63%, 10/19/20	37	38
3.88%, 08/01/25	93	99
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	206
6.63%, 03/30/22, EUR	70	91
Barclays Plc, 3.65%, 03/16/25	200	192
BAT International Finance Plc
2.75%, 06/15/20 (p) (q)	30	31
3.50%, 06/15/22 (p) (q)	20	21
3.95%, 06/15/25 (p) (q)	30	33
BBVA Subordinated Capital SAU, 3.50%, 04/11/24, EUR	200	226
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	75	80
BNP Paribas SA, 2.87%, 03/20/26, EUR	225	256
BPCE SA, 4.63%, 07/18/23, EUR	100	128
CaixaBank SA, 5.00%, 11/14/23, EUR	200	229
CIT Group Inc., 4.25%, 08/15/17	150	153
Citigroup Inc.
1.70%, 04/27/18	150	150
2.70%, 03/30/21	150	153
3.70%, 01/12/26	200	211
Communications Sales & Leasing Inc., 6.00%, 04/15/23 (p) (q)	50	51
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	313
Corporate Office Properties LP, 3.60%, 05/15/23	15	15
Credit Agricole SA, 4.38%, 03/17/25 (e) (p) (q)	200	202

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Credit Suisse, 3.00%, 10/29/21	250	256
Daimler Finance North America LLC
2.25%, 03/02/20 (p) (q)	250	255
2.00%, 07/06/21 (p) (q)	200	200
DDR Corp., 3.63%, 02/01/25	40	40
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	42
ERP Operating LP, 4.63%, 12/15/21	24	27
Essex Portfolio LP
3.50%, 04/01/25	125	129
3.38%, 04/15/26	60	61
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	250	258
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	100	132
General Motors Financial Co. Inc., 2.40%, 05/09/19	165	165
Goldman Sachs Group Inc.
2.00%, 04/25/19	50	51
2.88%, 02/25/21	231	237
2.63%, 04/25/21	50	51
5.25%, 07/27/21	200	226
3.50%, 01/23/25	280	288
3.75%, 02/25/26	65	68
4.75%, 10/21/45	140	154
Hospitality Properties Trust, 4.50%, 06/15/23	30	31
HSBC Holdings Plc
3.37%, 01/10/24, EUR	250	286
4.25%, 08/18/25	200	202
4.30%, 03/08/26	200	212
Intesa Sanpaolo SpA, 6.63%, 09/13/23, EUR	285	366
JPMorgan Chase & Co.
2.55%, 03/01/21	497	507
3.25%, 09/23/22	180	188
2.70%, 05/18/23	125	126
Kimco Realty Corp., 3.40%, 11/01/22	15	16
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	133
Letras del Banco Central de la Republica Argentina, 0.00%, 12/14/16 (j), ARS	50	3
Lloyds Bank Plc
6.50%, 03/24/20, EUR	325	415
7.63%, 04/22/25, GBP	100	162
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	300
Morgan Stanley, 3.88%, 01/27/26	150	160
NN Group NV
4.50% (callable at 100 beginning 01/15/26) (m), EUR	100	106
4.62%, 04/08/44 (i), EUR	100	112
Nordea Kredit Realkreditaktieselskab, 2.00%, 10/01/37, DKK	4,686	703
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	23,536	3,529
2.50%, 10/01/47, DKK	1,720	259
PNC Bank NA, 2.30%, 06/01/20	250	256
Private Export Funding Corp., 3.55%, 01/15/24	195	218
ProLogis LP, 3.75%, 11/01/25	35	37
Realkredit Danmark A/S, 2.00%, 10/01/37, DKK	6,536	980
Scentre Group Trust, 3.50%, 02/12/25 (p) (q)	105	109
Skandinaviska Enskilda Banken AB, 2.63%, 03/15/21	250	258
Svenska Handelsbanken AB, 2.66%, 01/15/24 (i), EUR	140	161
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p) (q)	200	203
WEA Finance LLC
2.70%, 09/17/19 (p) (q)	200	204
3.25%, 10/05/20 (p) (q)	400	416
Wells Fargo & Co.
2.55%, 12/07/20	104	107
2.50%, 03/04/21	105	108
		18,030
HEALTH CARE - 1.2%
AbbVie Inc.
1.80%, 05/14/18	30	30
2.50%, 05/14/20	360	369
2.90%, 11/06/22	115	117
3.20%, 11/06/22	10	10
3.60%, 05/14/25	230	241
4.50%, 05/14/35	65	68
Actavis Funding SCS
3.00%, 03/12/20	50	52
3.45%, 03/15/22	495	514
3.80%, 03/15/25	210	219
4.55%, 03/15/35	80	82
4.75%, 03/15/45	115	120
Aetna Inc.
1.70%, 06/07/18	20	20
1.90%, 06/07/19	25	25
2.40%, 06/15/21	5	5
2.80%, 06/15/23	50	51
3.20%, 06/15/26	335	345
4.25%, 06/15/36	140	145
4.38%, 06/15/46	160	166
Baxalta Inc., 4.00%, 06/23/25	125	130
Becton Dickinson and Co.
2.68%, 12/15/19	80	82
3.73%, 12/15/24	125	135
4.69%, 12/15/44	40	45
Biogen Inc.
3.63%, 09/15/22	50	53
4.05%, 09/15/25	100	108
5.20%, 09/15/45	50	56
Celgene Corp.
3.63%, 05/15/24	40	42
3.88%, 08/15/25	120	128
4.63%, 05/15/44	40	41
DJO Finco LLC, 8.13%, 06/15/21 (p) (q)	100	87
EMD Finance LLC
2.40%, 03/19/20 (p) (q)	85	86
2.95%, 03/19/22 (p) (q)	10	10
3.25%, 03/19/25 (p) (q)	170	174
Gilead Sciences Inc.
3.50%, 02/01/25	150	160
3.65%, 03/01/26	30	33
inVentiv Health Inc., 10.00%, 08/15/18 (k)	100	100
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	200	189
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	50	52
McKesson Corp.
3.80%, 03/15/24	40	43
4.88%, 03/15/44	20	23
Medtronic Inc., 3.50%, 03/15/25	255	278
Pfizer Inc., 7.20%, 03/15/39	5	8
Roche Holdings Inc., 3.35%, 09/30/24 (p) (q)	200	217
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	25	26
UnitedHealth Group Inc.
2.70%, 07/15/20	65	68
3.75%, 07/15/25	60	66
4.63%, 07/15/35	15	17
4.75%, 07/15/45	25	30
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	200	172
Zimmer Holdings Inc., 3.15%, 04/01/22	55	56
		5,294

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 0.1%
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (p) (q)	200	209
Lockheed Martin Corp.
2.50%, 11/23/20	15	15
3.10%, 01/15/23	20	21
3.55%, 01/15/26	35	38
Navios Maritime Acquisition Corp., 8.13%, 11/15/21 (p) (q)	100	79
RR Donnelley & Sons Co., 7.00%, 02/15/22	100	98
Volvo AB, 5.00%, 05/31/17, EUR	150	174
		634
INFORMATION TECHNOLOGY - 0.0%
Harris Corp.
2.00%, 04/27/18	40	40
2.70%, 04/27/20	10	10
3.83%, 04/28/25	5	5
4.85%, 04/27/35	35	39
5.05%, 04/27/45	40	45
		139
MATERIALS - 0.1%
ArcelorMittal, 7.25%, 02/25/22 (e) (k)	125	132
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p) (q)	100	84
7.00%, 02/15/21 (p) (q)	100	80
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (p) (q)	100	110
		406
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.45%, 06/30/20	80	82
2.80%, 02/17/21	250	257
France Telecom SA, 9.00%, 03/01/31 (k)	28	43
Frontier Communications Corp., 9.25%, 07/01/21	200	212
Orange SA
5.00% (callable at 100 beginning 10/01/26) (m), EUR	150	173
5.38%, 11/22/50, GBP	100	184
Sprint Nextel Corp., 7.00%, 08/15/20	100	89
T-Mobile USA Inc., 6.63%, 04/01/23	125	132
Verizon Communications Inc.
4.27%, 01/15/36	88	90
4.52%, 09/15/48	57	59
		1,321
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 3.63%, 01/12/23 (p) (q)	600	620
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
Comision Federal de Electricidad, 4.88%, 05/26/21	200	213
Duke Energy Corp., 3.75%, 04/15/24	150	161
Exelon Corp., 3.40%, 04/15/26	200	209
MidAmerican Energy Co., 4.40%, 10/15/44	16	19
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (p) (q)	40	43
4.28%, 10/01/34 (p) (q)	20	22
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	55
2.95%, 03/01/26	35	37
3.75%, 08/15/42	40	41
4.25%, 03/15/46	120	133
Pennsylvania Electric Co., 6.05%, 09/01/17	25	26
PG&E Corp., 2.40%, 03/01/19	40	41
Progress Energy Inc.
7.05%, 03/15/19	50	57
7.75%, 03/01/31	20	28
Puget Energy Inc., 6.00%, 09/01/21	33	38
Red Electrica de Espana Finance BV, 3.88%, 01/25/22, EUR	200	265
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	44	48
		2,136
Total Corporate Bonds and Notes (cost $33,108)		33,453

GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%
GOVERNMENT SECURITIES - 24.4%
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 3.38%, 09/08/23	230	258

Municipals - 0.3%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	195	212
Maryland Community Development Administration, 2.86%, 09/01/40	120	122
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	10	11
Minnesota Housing Finance Agency
3.00%, 07/01/31	20	21
4.00%, 07/01/38	330	358
2.35%, 03/01/43	39	39
Nebraska Investment Finance Authority
3.00%, 03/01/43	30	31
4.50%, 09/01/43	20	21
South Carolina State Housing Finance & Development, 4.00%, 07/01/41	70	76
South Dakota Housing Development Authority, 4.00%, 05/01/34	20	21
State of California
7.55%, 04/01/39	100	158
7.60%, 11/01/40	105	169
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	102
		1,368
Sovereign - 15.0%
Argentina Bonar Bond
7.00%, 04/17/17	185	192
8.75%, 05/07/24	30	35
Argentina Republic Government International Bond
7.50%, 04/22/26 (e) (p) (q)	200	216
8.28%, 12/31/33	168	187
Belgium Government Bond, 1.00%, 06/22/26 (p) (q), EUR	1,450	1,731
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	206
4.85%, 02/06/24 (p) (q)	500	535
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	145	44
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/25, BRL	50	14
Bundesrepublik Deutschland, 2.50%, 07/04/44 - 08/15/46, EUR	1,925	3,410
Canada Government Bond, 2.25%, 06/01/25, CAD	600	516
Colombia Government International Bond
4.38%, 07/12/21	200	215
4.50%, 01/28/26 (e)	200	213

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Colombia TES
7.50%, 08/26/26, COP	1,432,000	487
6.00%, 04/28/28, COP	690,000	207
7.75%, 09/18/30, COP	130,000	45
Dominican Republic International Bond
7.50%, 05/06/21	175	194
6.88%, 01/29/26 (p) (q)	100	111
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24	200	187
France Government Bond, 0.50%, 05/25/26, EUR	1,000	1,142
France Government Bond OAT, 1.75%, 11/25/24, EUR	1,830	2,328
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18	500	518
Hungary Government Bond
6.50%, 06/24/19, HUF	167,900	670
7.50%, 11/12/20, HUF	625,500	2,689
5.50%, 06/24/25, HUF	25,160	105
Hungary Government International Bond
6.25%, 01/29/20	145	161
6.00%, 11/24/23, HUF	101,000	430
5.38%, 03/25/24	300	335
India Government Bond
8.83%, 11/25/23, INR	31,300	495
8.60%, 06/02/28, INR	32,500	515
Indonesia Government International Bond
4.88%, 05/05/21	200	217
3.75%, 04/25/22	210	217
Indonesia Treasury Bond, 7.88%, 04/15/19, IDR	699,000	54
Ireland Government Bond
4.50%, 04/18/20, EUR	685	896
3.90%, 03/20/23, EUR	355	492
3.40%, 03/18/24, EUR	450	616
5.40%, 03/13/25, EUR	260	409
1.00%, 05/15/26, EUR	540	626
2.40%, 05/15/30, EUR	500	667
2.00%, 02/18/45, EUR	350	457
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22, EUR	1,165	1,357
4.75%, 08/01/23 (p) (q), EUR	300	424
4.50%, 03/01/24, EUR	1,420	1,986
3.50%, 03/01/30 (p) (q), EUR	350	477
Ivory Coast Government International Bond, 5.75%, 12/31/32	99	92
Japan Government Bond
0.80%, 09/20/22 - 06/20/23, JPY	190,000	1,975
0.70%, 12/20/22, JPY	65,000	672
0.30%, 12/20/24, JPY	70,000	712
0.50%, 12/20/24, JPY	60,000	621
2.20%, 03/20/30, JPY	45,000	576
1.70%, 06/20/33 - 03/20/44, JPY	255,000	3,320
1.40%, 09/20/34, JPY	45,000	545
2.30%, 12/20/35, JPY	35,000	486
Kenya Government International Bond, 6.88%, 06/24/24	200	185
Korea Housing Finance Corp., 2.50%, 11/15/20 (p) (q)	250	256
Malaysia Government Bond
3.76%, 03/15/19, MYR	750	189
3.66%, 10/15/20, MYR	7,550	1,896
3.96%, 09/15/25, MYR	1,400	351
3.90%, 11/30/26, MYR	1,600	402
4.50%, 04/15/30, MYR	2,800	722
Mexico Bonos
7.75%, 12/14/17 - 11/13/42, MXN	6,700	387
8.00%, 06/11/20, MXN	900	54
6.50%, 06/10/21, MXN	32,900	1,881
10.00%, 12/05/24 - 11/20/36, MXN	36,000	2,558
5.75%, 03/05/26, MXN	24,000	1,302
8.50%, 11/18/38, MXN	930	63
Mexico Government International Bond
5.63%, 01/15/17 (e)	82	84
3.63%, 03/15/22	156	165
4.00%, 10/02/23	280	301
4.75%, 03/08/44	250	269
Morocco Government International Bond, 4.25%, 12/11/22	250	262
Netherlands Government Bond, 2.25%, 07/15/22, EUR	420	542
Nigeria Government International Bond, 6.38%, 07/12/23	200	193
Norway Government Bond
4.25%, 05/19/17 (p) (q), NOK	800	99
3.75%, 05/25/21 (p) (q), NOK	1,130	155
Overseas Private Investment Corp., 3.49%, 12/20/29	23	26
Peru Government International Bond, 4.13%, 08/25/27	145	159
Peruvian Government International Bond, 5.63%, 11/18/50	50	62
Philippine Government International Bond, 9.88%, 01/15/19	100	121
Poland Government Bond
1.50%, 04/25/20, PLN	4,000	998
5.25%, 10/25/20, PLN	2,750	789
2.00%, 04/25/21, PLN	7,225	1,823
5.75%, 10/25/21 - 09/23/22, PLN	6,680	1,998
4.00%, 10/25/23, PLN	2,650	734
3.25%, 07/25/25, PLN	2,250	590
Poland Government International Bond
5.13%, 04/21/21	90	101
4.00%, 01/22/24	50	54
Queensland Treasury Corp., 5.75%, 07/22/24, AUD	330	307
Republic of Honduras, 8.75%, 12/16/20	200	224
Republic of Indonesia
4.75%, 01/08/26	200	218
4.75%, 01/08/26 (p) (q)	300	327
Republic of Lithuania, 7.38%, 02/11/20	300	354
Republic of Turkey, 6.88%, 03/17/36	75	91
Russia Federal Bond, 7.50%, 08/18/21, RUB	5,000	75
Russia Government Bond, 7.00%, 01/25/23, RUB	2,000	29
Senegal Government International Bond, 8.75%, 05/13/21 (p) (q)	200	219
Slovenia Government International Bond
5.50%, 10/26/22	600	681
5.85%, 05/10/23 (p) (q)	250	290
5.85%, 05/10/23 (e)	325	377
South Africa Government Bond
6.75%, 03/31/21, ZAR	2,000	128
7.75%, 02/28/23, ZAR	8,975	585
6.50%, 02/28/41, ZAR	10,275	494
Spain Government Bond
2.75%, 10/31/24 (p) (q), EUR	470	594
1.95%, 04/30/26 (p) (q), EUR	700	827
Sweden Government Bond
3.50%, 06/01/22, SEK	3,460	501
1.50%, 11/13/23, SEK	5,450	721
Tennessee Valley Authority
3.88%, 02/15/21	100	112
3.50%, 12/15/42 (e)	112	121
Turkey Government Bond
6.30%, 02/14/18, TRY	150	50

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
10.50%, 01/15/20, TRY	700	257
Turkey Government International Bond, 6.25%, 09/26/22	225	254
United Kingdom Gilt Treasury Bond, 2.00%, 09/07/25, GBP	1,950	2,844
United Kingdom Treasury Bond
1.75%, 09/07/22, GBP	500	714
3.25%, 01/22/44, GBP	900	1,598
United Mexican States, 4.13%, 01/21/26 (e)	200	217
Venezuela Government International Bond
12.75%, 08/23/22	15	8
8.25%, 10/13/24	40	17
7.65%, 04/21/25	20	8
11.75%, 10/21/26	35	17
9.25%, 09/15/27 - 05/07/28	85	40
11.95%, 08/05/31 (e)	45	21
9.38%, 01/13/34 (e)	5	2
7.00%, 03/31/38	10	4
		69,124
Treasury Inflation Index Securities - 2.4%
Deutschland Republic Inflation Indexed Bond, 0.10%, 04/15/23 (n), EUR	103	124
Japan Government CPI Indexed Bond, 0.10%, 09/10/23 - 03/10/25 (n), JPY	378,170	3,888
Mexico Government Inflation Indexed Bond, 4.00%, 06/13/19 - 11/15/40 (n), MXN	1,084	64
Republic of Turkey Inflation Indexed Note, 2.00%, 09/18/24 (n), TRY	142	49
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/24 - 01/15/26 (n)	3,333	3,495
0.13%, 07/15/24 (n)	202	204
0.25%, 01/15/25 (n)	1,207	1,226
2.38%, 01/15/25 (e) (n)	190	227
0.38%, 07/15/25 (n)	353	364
1.38%, 02/15/44 (n)	462	534
1.00%, 02/15/46 (n)	985	1,064
		11,239
U.S. Treasury Securities - 6.6%
U.S. Treasury Bond
3.00%, 11/15/44	50	58
2.88%, 08/15/45	100	112
2.50%, 05/15/46	500	522
U.S. Treasury Note
1.63%, 06/30/19 - 05/15/26	7,824	8,017
1.75%, 09/30/19	800	825
1.50%, 10/31/19 - 05/31/20	2,000	2,047
1.25%, 01/31/20	1,892	1,920
1.38%, 02/29/20 - 01/31/21	5,599	5,702
1.13%, 03/31/20 - 02/28/21	7,540	7,598
2.13%, 08/15/21 (e)	200	211
1.75%, 05/15/22 (e)	450	465
2.50%, 05/15/24 (e)	2,150	2,336
2.00%, 08/15/25	800	837
		30,650

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp.
4.00%, 07/15/46, TBA (g)	500	535
REMIC, 0.83%, 04/25/20 (i)	186	186
REMIC, 1.58%, 04/25/22	40	41
REMIC, 2.36%, 07/25/22	25	26
REMIC, 3.17%, 10/25/24	50	54
REMIC, 2.60%, 01/25/25	59	62
		904
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association
4.00%, 08/15/46, TBA (g)	2,175	2,330
REMIC, 2.61%, 03/25/22 (i)	25	26
REMIC, 3.41%, 07/25/23 (i)	125	135
REMIC, 3.33%, 10/25/23 (i)	209	228
		2,719
Government National Mortgage Association - 0.6%
Government National Mortgage Association
4.50%, 06/20/45 - 08/20/45	1,274	1,367
4.00%, 08/15/46, TBA (g)	1,355	1,448
		2,815
Total Government and Agency Obligations (cost $117,547)		119,077

SHORT TERM INVESTMENTS - 6.9%
Investment Company - 4.2%
JNL Money Market Fund, 0.26% (a) (h)	19,264	19,264

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	12,275	12,275

Treasury Securities - 0.0%
Letras del Banco Central de la Republica Argentina
1.41%, 01/18/17, ARS	70	4
1.40%, 01/25/17, ARS	100	6
		10
Total Short Term Investments (cost $31,549)		31,549
Total Investments - 103.0% (cost $467,959)		474,685
Other Assets and Liabilities, Net - (3.0%)		(13,786)
Total Net Assets - 100.0%		$460,899

Portfolio Composition:	Percentage of Total Investments
Government Securities	23.7%
Financials	14.8
Consumer Discretionary	10.4
Information Technology	8.5
Industrials	6.6
Consumer Staples	5.8
Materials	5.5
Telecommunication Services	5.3
Health Care	4.8
Energy	3.6
Utilities	2.2
U.S. Government Agency MBS	1.4
Non-U.S. Government Agency ABS	0.8
Short Term Investments	6.6
Total Investments	100.0%

JNL/Crescent High Income Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 63.5%
CONSUMER DISCRETIONARY - 12.2%
1011778 BC Unltd. Liability Corp., 4.63%, 01/15/22 (r)	$1,500	$1,523
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	1,975	2,032
Asbury Automotive Group Inc., 6.00%, 12/15/24	1,500	1,511
Block Communications Inc., 7.25%, 02/01/20 (p) (q)	1,750	1,767
CalAtlantic Group Inc., 5.25%, 06/01/26	230	223
CSC Holdings LLC, 5.25%, 06/01/24 (e)	1,500	1,361

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
DISH DBS Corp., 5.13%, 05/01/20 (e)	2,250	2,295
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (r)	550	565
Family Tree Escrow LLC, 5.75%, 03/01/23 (r)	750	797
Felcor Lodging LP, 5.63%, 03/01/23	1,550	1,550
Fiat Chrysler Automobiles NV
4.50%, 04/15/20 (e)	500	506
5.25%, 04/15/23 (e)	1,500	1,491
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	1,225	1,248
iHeartCommunications Inc., 9.00%, 12/15/19	1,250	950
JC Penney Corp. Inc., 5.88%, 07/01/23 (r)	1,800	1,813
KB Home, 4.75%, 05/15/19	800	802
Lamar Media Corp., 5.75%, 02/01/26 (r)	1,050	1,093
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	925	934
Lennar Corp., 4.50%, 06/15/19	2,250	2,335
Limited Brands Inc., 6.63%, 04/01/21	1,500	1,688
MGM Resorts International
6.75%, 10/01/20	900	983
7.75%, 03/15/22	900	1,017
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (r)	2,600	2,626
Numericable Group SA, 6.00%, 05/15/22 (r)	1,500	1,459
Penske Automotive Group Inc., 5.50%, 05/15/26	1,300	1,235
PNK Entertainment Inc., 5.63%, 05/01/24 (r)	1,500	1,496
Sinclair Television Group Inc., 5.63%, 08/01/24 (r)	350	358
Sirius XM Radio Inc.
5.75%, 08/01/21 (r)	1,250	1,298
6.00%, 07/15/24 (e) (r)	2,250	2,326
Univision Communications Inc., 5.13%, 05/15/23 (r)	1,500	1,489
VTR Finance BV, 6.88%, 01/15/24 (r)	1,500	1,495
Wynn Las Vegas LLC, 5.50%, 03/01/25 (e) (r)	2,000	1,935
		44,201
CONSUMER STAPLES - 2.6%
Cott Beverages Inc., 5.38%, 07/01/22	2,000	2,000
Post Holdings Inc., 6.00%, 12/15/22 (e) (r)	2,000	2,050
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,500	1,534
5.75%, 10/15/20	1,500	1,549
Vector Group Ltd., 7.75%, 02/15/21 (r)	2,250	2,343
		9,476
ENERGY - 10.4%
Antero Resources Corp., 5.13%, 12/01/22	750	720
Bristow Group Inc., 6.25%, 10/15/22	1,500	1,133
California Resources Corp., 8.00%, 12/15/22 (r)	1,000	710
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	500	506
6.25%, 04/15/23 (e)	1,200	1,155
Cenovus Energy Inc.
6.75%, 11/15/39	750	788
4.45%, 09/15/42	750	600
Chesapeake Energy Corp.
6.63%, 08/15/20	1,225	861
8.00%, 12/15/22 (e) (r)	400	341
Concho Resources Inc., 5.50%, 04/01/23	1,200	1,203
Continental Resources Inc.
5.00%, 09/15/22 (e)	1,300	1,267
3.80%, 06/01/24 (e)	1,050	916
CSI Compressco LP, 7.25%, 08/15/22 (q)	2,000	1,640
DCP Midstream LLC, 5.35%, 03/15/20 (r)	625	613
Devon Energy Corp.
3.25%, 05/15/22	500	485
5.60%, 07/15/41	1,500	1,447
Encana Corp., 3.90%, 11/15/21 (e)	2,000	1,940
Energy Transfer Partners LP, 7.50%, 10/15/20	1,250	1,325
EnLink Midstream Partners LP
2.70%, 04/01/19	350	340
4.15%, 06/01/25	1,500	1,383
Genesis Energy LP, 5.63%, 06/15/24	1,500	1,365
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	750	444
Ithaca Energy Inc., 8.13%, 07/01/19 (r)	450	398
Laredo Petroleum Inc., 5.63%, 01/15/22 (e)	1,500	1,402
MPLX LP
4.50%, 07/15/23 (r)	750	727
4.88%, 12/01/24 (r)	750	731
Murphy Oil USA Inc., 6.00%, 08/15/23	1,500	1,552
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (k)	1,500	1,515
Targa Resources Partners LP, 4.13%, 11/15/19	1,725	1,708
Teine Energy Ltd., 6.88%, 09/30/22 (p) (q)	425	417
Tesoro Logistics LP, 6.13%, 10/15/21	2,500	2,587
Transocean Inc., 8.13%, 12/15/21 (l) (e)	1,500	1,267
Weatherford International Ltd., 4.50%, 04/15/22 (e)	1,500	1,286
Williams Cos. Inc., 4.55%, 06/24/24 (e)	1,000	919
Williams Partners LP
3.60%, 03/15/22	600	568
4.00%, 09/15/25	1,500	1,376
		37,635
FINANCIALS - 11.2%
AerCap Ireland Capital Ltd., 4.25%, 07/01/20	4,000	4,070
Ally Financial Inc., 3.50%, 01/27/19	4,000	3,975
Altice Financing SA, 6.50%, 01/15/22 (e) (r)	2,750	2,778
Antero Resources Finance Corp., 6.00%, 12/01/20	750	758
CIT Group Inc.
4.25%, 08/15/17	2,000	2,037
3.88%, 02/19/19	2,000	2,010
CNH Capital LLC, 3.63%, 04/15/18	2,000	2,000
Commerzbank AG, 8.13%, 09/19/23 (e) (r)	1,500	1,751
Credit Acceptance Corp.
6.13%, 02/15/21	500	476
7.38%, 03/15/23	1,544	1,482
Diamond 1 Finance Corp., 6.02%, 06/15/26 (r)	2,600	2,698
Equinix Inc., 5.88%, 01/15/26	1,500	1,564
Herc Spinoff Escrow Issuer LLC, 7.50%, 06/01/22 (r)	2,000	1,965
Icahn Enterprises LP
6.00%, 08/01/20	500	493
5.88%, 02/01/22	1,200	1,128
Navient Corp., 5.50%, 01/15/19	2,500	2,511
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	1,250	1,275
OneMain Financial Holdings Inc., 6.75%, 12/15/19 (r)	2,000	1,950
Provident Funding Associates LP, 6.75%, 06/15/21 (e) (r)	1,500	1,421
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,067
5.13%, 05/28/24 (e)	1,050	1,024
SLM Corp., 5.50%, 01/25/23 (e)	1,500	1,316
Toll Brothers Finance Corp., 5.88%, 02/15/22	750	807
		40,556
HEALTH CARE - 6.3%
Centene Escrow Corp., 5.63%, 02/15/21 (r)	1,500	1,564
Community Health Systems Inc., 8.00%, 11/15/19 (e)	2,500	2,441
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	1,500	1,569

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Fresenius Medical Care US Finance II Inc., 5.63%, 07/31/19 (r)	1,750	1,898
HCA Inc.
5.00%, 03/15/24	1,050	1,087
5.25%, 04/15/25	1,050	1,097
Lifepoint Health Inc., 5.38%, 05/01/24 (r)	1,500	1,504
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (e) (r)	1,500	1,428
MEDNAX Inc., 5.25%, 12/01/23 (r)	1,500	1,519
Tenet Healthcare Corp.
4.15%, 06/15/20 (i)	2,750	2,715
4.38%, 10/01/21	750	746
Universal Health Services Inc., 4.75%, 08/01/22 (r)	2,725	2,772
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 (e) (r)	1,750	1,544
6.13%, 04/15/25 (r)	1,200	963
		22,847
INDUSTRIALS - 4.8%
Aircastle Ltd., 5.50%, 02/15/22	1,050	1,092
Ashtead Capital Inc.
6.50%, 07/15/22 (r)	750	780
5.63%, 10/01/24 (r)	720	724
Bombardier Inc., 6.00%, 10/15/22 (r)	1,000	860
Builders FirstSource Inc., 7.63%, 06/01/21 (r)	1,415	1,479
Fly Leasing Ltd., 6.38%, 10/15/21 (q)	2,045	1,984
Gibraltar Industries Inc., 6.25%, 02/01/21 (k)	2,750	2,764
HDTFS Inc., 6.25%, 10/15/22	875	901
Hertz Corp., 7.38%, 01/15/21	475	490
Mobile Mini Inc., 5.88%, 07/01/24 (r)	1,925	1,978
TransDigm Inc., 6.38%, 06/15/26 (r)	1,000	998
United Rentals North America Inc., 5.50%, 07/15/25 (e)	1,500	1,477
XPO Logistics Inc., 6.50%, 06/15/22 (e) (r)	1,950	1,860
		17,387
INFORMATION TECHNOLOGY - 1.5%
First Data Corp., 7.00%, 12/01/23 (r)	2,500	2,538
NXP BV, 5.75%, 03/15/23 (r)	2,000	2,090
Open Text Corp., 5.88%, 06/01/26 (r)	875	879
		5,507
MATERIALS - 7.6%
Alcoa Inc.
5.40%, 04/15/21 (e)	1,000	1,061
5.13%, 10/01/24 (e)	1,500	1,496
Anglo American Capital Plc
4.13%, 04/15/21 (r)	750	709
4.88%, 05/14/25 (e) (r)	1,250	1,187
ArcelorMittal, 6.50%, 03/01/21 (k) (e)	3,100	3,185
Ardagh Packaging Finance Plc, 4.63%, 05/15/23 (r)	450	443
Building Materials Corp. of America, 5.38%, 11/15/24 (e) (r)	1,500	1,526
First Quantum Minerals Ltd., 7.25%, 10/15/19 (e) (r)	1,500	1,290
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (e) (r)	750	829
6.88%, 04/01/22 (e) (r)	1,250	1,187
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22 (e)	300	264
Freeport-McMoRan Inc.
2.30%, 11/14/17	2,500	2,456
4.00%, 11/14/21 (e)	300	274
Huntsman International LLC, 5.13%, 11/15/22 (e)	1,500	1,485
INEOS Group Holdings SA, 6.13%, 08/15/18 (r)	2,200	2,221
Novelis Inc.
8.38%, 12/15/17	200	205
8.75%, 12/15/20	1,750	1,824
PQ Corp., 6.75%, 11/15/22 (e) (r)	1,375	1,430
Teck Resources Ltd., 4.50%, 01/15/21 (e)	1,350	1,175
United States Steel Corp.
8.38%, 07/01/21 (e) (r)	2,250	2,371
7.50%, 03/15/22 (e)	1,200	1,050
		27,668
TELECOMMUNICATION SERVICES - 6.1%
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,521
5.80%, 03/15/22 (e)	750	728
Frontier Communications Corp.
8.88%, 09/15/20	750	801
11.00%, 09/15/25	1,500	1,558
Hughes Satellite Systems Corp., 7.63%, 06/15/21	1,500	1,614
Level 3 Financing Inc., 5.38%, 01/15/24	2,000	2,012
SBA Communications Corp., 4.88%, 07/15/22	1,250	1,241
Sprint Capital Corp., 6.90%, 05/01/19	2,100	2,005
Sprint Corp., 7.63%, 02/15/25 (e)	3,000	2,374
T-Mobile USA Inc.
6.54%, 04/28/20	2,500	2,578
6.00%, 03/01/23	2,600	2,691
Telecom Italia SpA, 5.30%, 05/30/24 (e) (r)	1,500	1,496
Virgin Media Secured Finance Plc, 5.50%, 08/15/26 (r)	1,750	1,702
		22,321
UTILITIES - 0.8%
Calpine Corp., 5.38%, 01/15/23 (e)	1,500	1,462
NRG Energy Inc.
8.25%, 09/01/20 (e)	905	932
6.63%, 03/15/23 (e)	750	739
		3,133
Total Corporate Bonds and Notes (cost $230,617)		230,731

VARIABLE RATE SENIOR LOAN INTERESTS - 27.5% (i)
CONSUMER DISCRETIONARY - 6.6%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	997	996
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	999	959
Allied Security Holdings LLC 1st Lien Term Loan, 4.25%, 02/12/21	998	990
American Tire Distributors Holdings Inc. Term Loan, 5.25%, 10/01/21	748	721
BJ’s Wholesale Club Inc. 2nd Lien Term Loan, 8.50%, 03/26/20	500	481
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	997	997
Dynacast International LLC Term Loan B
0.00%, 01/28/22 (z)	50	50
4.50%, 01/28/22	550	547
FCA US LLC Term Loan B, 3.50%, 05/24/17	375	375
JC Penney Corp. Inc. Term Loan B
5.25%, 06/09/23	625	620
0.00%, 06/23/23 (z)	214	213
MGM Growth Properties Operating Partnership LP Term Loan B
0.00%, 04/07/23 (z)	625	626
4.00%, 04/20/23	125	125
Midas Intermediate Holdco II LLC Incremental Delayed Draw Term Loan B, 4.50%, 08/18/21	46	46

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Midas Intermediate Holdco II LLC Incremental Term Loan B
0.00%, 08/18/21 (z)	50	50
4.50%, 08/18/21	954	949
National Vision Inc. 1st Lien Term Loan, 4.00%, 03/12/21	750	728
Neiman Marcus Group Inc. Term Loan
4.25%, 10/25/20	497	446
4.25%, 10/25/20	1	1
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	1,000	990
NVA Holdings Inc. Term Loan, 5.50%, 08/14/21 (q)	1,000	999
Petco Animal Supplies Inc. Term Loan B-1, 0.00%, 01/26/23 (z)	750	745
PetSmart Inc. Term Loan B-1, 0.00%, 03/11/22 (z)	1,000	995
PSSI Holdings LLC Term Loan B
0.00%, 12/02/21 (z)	125	124
5.00%, 12/02/21	998	992
Regal Cinemas Corp. Term Loan, 3.50%, 04/01/22	1,332	1,329
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	336	331
Sophia LP Term Loan B, 4.75%, 09/20/22	748	738
Station Casinos LLC Term Loan B, 3.75%, 05/24/23	140	139
Strategic Partners Inc. Term Loan, 0.00%, 06/09/23 (f) (z)	480	478
Travelport Finance (Luxembourg) SARL Term Loan B, 0.00%, 09/02/21 (z)	1,200	1,192
Univision Communications Inc. Term Loan C-4
0.00%, 03/01/20 (z)	40	40
4.00%, 03/01/20	997	991
USAGM HoldCo LLC Incremental Delayed Draw Term Loan, 0.00%, 07/28/22 (f) (z)	93	92
USAGM HoldCo LLC Incremental Term Loan, 0.00%, 07/28/22 (f) (z)	469	463
USAGM HoldCo LLC Term Loan
4.75%, 07/28/22	498	479
4.75%, 07/28/22	252	243
Varsity Brands Inc. 1st Lien Term Loan
5.00%, 12/10/21	744	740
5.00%, 12/11/21	6	6
William Morris Endeavor Entertainment LLC 1st Lien Term Loan
5.25%, 03/19/21	—	—
5.25%, 03/19/21	83	83
0.00%, 05/06/21 (z)	250	248
5.25%, 05/06/21	2	2
5.25%, 05/06/21	914	908
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan, 0.00%, 05/06/22 (z)	625	606
		23,873
CONSUMER STAPLES - 1.7%
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	860	858
B&G Foods Inc. Term Loan B, 3.75%, 10/21/22	500	500
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 11/01/19	499	493
JBS USA LLC Term Loan B, 4.00%, 10/30/22	1,000	997
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	1,000	1,000
PFS Holding Corp. 1st Lien Term Loan, 4.50%, 01/31/21	997	887
Pinnacle Foods Finance LLC Incremental Term Loan H
3.25%, 04/29/20	1	1
3.25%, 04/29/20	497	496
Reynolds Group Holdings Inc. Term Loan
4.50%, 12/26/18	165	165
4.50%, 12/26/18	270	270
4.50%, 12/26/18	315	315
		5,982
ENERGY - 0.3%
CITGO Petroleum Corp. Term Loan B, 4.50%, 07/23/21	499	491
TPF II Power LLC Term Loan B, 0.00%, 10/02/21 (z)	500	498
		989
FINANCIALS - 2.4%
Americold Realty Operating Partnership LP Term Loan B, 0.00%, 12/01/22 (z)	370	371
Armor Holding II LLC 1st Lien Term Loan, 5.75%, 06/26/20	500	488
Asurion LLC 2nd Lien Term Loan
0.00%, 03/03/21 (z)	125	120
8.50%, 03/03/21	500	480
Asurion LLC Term Loan B-4
5.00%, 07/29/22	500	492
0.00%, 08/04/22 (z)	175	172
Avago Technologies Cayman Ltd. Term Loan B-1
4.25%, 02/01/23	440	440
4.25%, 02/01/23	614	614
Cision US Inc. Term Loan B, 7.00%, 05/31/23	600	570
Confie Seguros Holding II Co. 1st Lien Term Loan, 5.75%, 11/09/18	249	246
DTZ U.S. Borrower LLC 1st Lien Term Loan
0.00%, 11/04/21 (z)	750	738
4.25%, 11/04/21	137	135
4.25%, 11/04/21	9	9
4.25%, 11/04/21	1	2
4.25%, 11/04/21	27	27
4.25%, 11/04/21	1	1
4.25%, 11/04/21	324	319
Edelman Financial Group Term Loan B, 6.50%, 12/19/22	1,000	989
Higginbotham & Associates LLC 1st Lien Term Loan, 6.25%, 11/30/21 (q)	1,000	996
INEOS US Finance LLC Term Loan, 4.25%, 03/31/22	748	733
iStar Financial Inc. Term Loan B, 0.00%, 06/30/20 (z)	225	225
Zest Holdings LLC Term Loan, 0.00%, 08/16/20 (f) (z)	700	695
		8,862
HEALTH CARE - 3.9%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	873	864
ADMI Corp. Term Loan B
5.25%, 04/29/22 (q)	155	155
5.25%, 04/29/22 (q)	700	700
5.25%, 04/29/22 (q)	11	11
5.25%, 04/29/22 (q)	2	2
Amneal Pharmaceuticals LLC Term Loan
0.00%, 11/01/19 (z)	80	79
4.50%, 11/01/19	1,060	1,051
6.00%, 11/01/19	—	—
ATI Holdings Acquisition Inc. Term Loan
0.00%, 05/10/23 (z)	50	50

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.50%, 05/10/23	1,050	1,050
CHG Healthcare Services Inc. Term Loan B, 0.00%, 06/07/23 (z)	445	445
Community Health Systems Inc. Term Loan H
0.00%, 01/27/21 (z)	375	365
4.00%, 01/27/21	748	728
4.00%, 01/27/21	2	2
Curo Health Services Holdings Inc. 1st Lien Term Loan, 0.00%, 02/07/22 (z)	1,000	992
DJO Finance LLC Term Loan
4.25%, 06/07/20	243	232
4.25%, 06/27/20	257	244
ExamWorks Group Inc. Term Loan, 0.00%, 06/08/23 (z)	475	474
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	750	742
MPH Acquisition Holdings LLC Term Loan B
0.00%, 05/21/23 (z)	394	395
5.00%, 06/07/23	575	576
National Mentor Holdings Inc. Term Loan, 4.25%, 01/31/21	997	988
NMSC Holdings Inc. 1st Lien Term Loan
6.00%, 04/11/23 (q)	906	906
0.00%, 04/19/23 (q) (z)	60	60
Ortho-Clinical Diagnostics Inc. Term Loan B
4.75%, 06/30/21	294	278
4.75%, 06/30/21	443	418
4.75%, 06/30/21	55	52
4.75%, 06/30/21	83	78
Prospect Medical Holdings Inc. Term Loan, 0.00%, 06/01/20 (z)	650	643
Surgery Center Holdings Inc. Incremental Term Loan, 5.25%, 11/03/20	850	846
Valeant Pharmaceuticals International Inc. Term Loan B, 0.00%, 04/01/22 (z)	750	729
		14,155
INDUSTRIALS - 3.2%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	750	737
Air Canada Term Loan B, 4.00%, 09/26/19	1,000	998
American Airlines Inc. Term Loan B, 3.50%, 04/26/23	750	741
B/E Aerospace Inc. Term Loan B
3.75%, 12/16/21	292	292
3.75%, 12/16/21	292	292
3.75%, 12/16/21	292	292
Brand Energy & Infrastructure Services Inc. Term Loan B
4.75%, 11/21/20	6	5
4.75%, 11/26/20	744	723
Brickman Group Ltd. LLC 1st Lien Term Loan
4.00%, 12/15/20	234	230
4.00%, 12/15/20	265	260
5.50%, 12/15/20	1	1
Brickman Group Ltd. LLC 2nd Lien Term Loan, 7.50%, 12/15/21	625	609
Builders FirstSource Inc. Term Loan B, 6.00%, 07/31/22	898	897
Doosan Infracore International Inc. Term Loan B, 4.50%, 05/13/21	673	673
Emerald Expositions Holdings Inc. Term Loan B
0.00%, 06/17/20 (p) (q) (z)	150	149
4.75%, 06/17/20 (p) (q)	1,000	996
Engility Corp. Incremental Term Loan
7.00%, 05/23/20	244	244
7.00%, 05/23/20	234	234
7.00%, 05/23/20	10	10
Mueller Water Products Inc. Term Loan B
4.00%, 11/25/21	471	471
4.00%, 11/25/21	28	28
Prime Security Services Borrower LLC 1st Lien Term Loan, 5.50%, 06/18/21	500	500
Prime Security Services Borrower LLC Incremental Term Loan B-1
0.00%, 05/02/22 (z)	25	25
4.75%, 05/02/22	1,000	1,001
Road Infrastructure Investment LLC 1st Lien Term Loan, 0.00%, 06/13/23 (z)	562	560
XPO Logistics Inc. Term Loan, 5.50%, 10/27/21	750	750
		11,718
INFORMATION TECHNOLOGY - 4.4%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	134	134
Birch Communications Inc. Term Loan, 7.75%, 07/17/20 (f) (q)	497	407
CPI Acquisition Inc. Term Loan B, 5.50%, 08/17/22	385	375
Dell Inc. Term Loan B, 0.00%, 06/02/23 (z)	951	947
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	1,000	997
Epicor Software Corp. 1st Lien Term Loan, 4.75%, 06/01/22	500	491
First Data Corp. Extended Term Loan, 4.45%, 03/24/21	1,000	995
First Data Corp. Term Loan, 4.20%, 07/10/22	200	198
HD Supply Inc. Term Loan B, 3.75%, 08/07/21	750	749
IG Investment Holdings LLC Term Loan B, 6.00%, 10/31/21	997	990
Magic Newco LLC 1st Lien Term Loan, 5.00%, 12/01/18	997	996
Mediaocean LLC 1st Lien Term Loan, 0.00%, 08/04/22 (z)	580	574
Rentpath Inc. 1st Lien Term Loan, 6.25%, 12/17/21	1,000	901
Riverbed Technology Inc. Term Loan, 0.00%, 04/24/22 (z)	1,500	1,498
RSC Acquisition Inc. Term Loan, 6.25%, 11/30/22 (f) (q)	1,000	990
Sensus USA Inc. Term Loan, 6.50%, 04/05/23	1,440	1,429
SS&C Technologies Inc. Term Loan B-1
4.00%, 07/08/22	3	3
4.00%, 07/08/22	104	104
4.08%, 07/08/22	73	73
SS&C Technologies Inc. Term Loan B-2
4.00%, 07/08/22	16	16
4.00%, 07/08/22	71	71
SS&C Technologies Term Loan B-1, 4.00%, 06/28/22	657	656
SS&C Technologies Term Loan B-2, 4.00%, 07/08/22	28	28
Vencore Inc. 1st Lien Term Loan, 0.00%, 11/23/19 (z)	975	968
WEX Inc. Term Loan B, 0.00%, 06/16/23 (z)	150	149
WP Mustang Holdings Ltd. 1st Lien Term Loan B
5.50%, 05/29/21	15	15
5.50%, 05/29/21	469	467
Zebra Technologies Corp. Term Loan B, 4.00%, 10/27/21	742	741
		15,962

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MATERIALS - 3.9%
Anchor Glass Container Corp. 1st Lien Term Loan
4.75%, 06/24/22	303	302
4.75%, 06/24/22	245	244
4.75%, 06/24/22	250	249
Berlin Packaging LLC 1st Lien Term Loan
0.00%, 09/24/21 (z)	750	746
4.50%, 09/24/21	452	449
4.50%, 09/24/21	296	295
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	750	744
Chemours Co. Term Loan B, 3.75%, 05/09/22	750	722
Continental Building Products LLC 1st Lien Term Loan, 0.00%, 08/28/20 (z)	609	605
CPG International Inc. Term Loan, 0.00%, 09/30/20 (z)	1,000	981
Global Brass and Copper Inc. Term Loan B, 0.00%, 06/29/23 (f) (z)	233	233
Goodpack Ltd. Term Loan, 4.75%, 08/04/21	500	482
GYP Holdings III Corp. 1st Lien Term Loan, 4.75%, 04/01/21	750	735
Hilex Poly Co. LLC Term Loan B, 6.00%, 12/05/21	1,310	1,310
Huntsman International LLC Term Loan B
4.25%, 04/01/23	995	994
4.25%, 04/01/23	3	2
PQ Corp. Term Loan
5.75%, 10/27/22	938	937
0.00%, 11/04/22 (z)	25	25
Pro Mach Group Inc. 1st Lien Term Loan B, 4.75%, 10/22/21	748	742
Royal Holdings Inc. 1st Lien Term Loan, 4.50%, 06/20/22	748	741
SIG Combibloc US Acquisition Inc. Term Loan
4.25%, 02/03/22	672	666
4.25%, 02/03/22	76	75
0.00%, 03/11/22 (z)	100	99
Solenis International LP 1st Lien Term Loan
4.25%, 07/02/21	238	235
4.25%, 07/31/21	510	503
4.25%, 07/31/21	2	2
Univar Inc. Term Loan
4.25%, 06/25/22	503	494
4.25%, 06/25/22	497	490
		14,102
TELECOMMUNICATION SERVICES - 0.6%
Level 3 Financing Inc. Term Loan B-2, 0.00%, 05/31/22 (z)	750	747
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,340	1,340
		2,087
UTILITIES - 0.5%
Calpine Corp. Term Loan B-5, 3.50%, 05/23/22	755	746
Essential Power Term Loan B-1, 4.75%, 08/07/19	499	491
PowerTeam Services LLC 1st Lien Term Loan
4.25%, 05/06/20 (f) (q)	35	35
4.25%, 05/06/20 (f) (q)	630	626
4.25%, 05/06/20 (f) (q)	85	85
		1,983
Total Variable Rate Senior Loan Interests (cost $100,600)		99,713
OTHER EQUITY INTERESTS - 0.4%
United Rentals North America Inc. Escrow (c) (e) (u)	1,500	1,601
Total Other Equity Interests (cost $1,601)		1,601

SHORT TERM INVESTMENTS - 26.4%
Investment Company - 12.4%
JNL Money Market Fund, 0.26% (a) (h)	45,046	45,046

Securities Lending Collateral - 14.0%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	50,761	50,761
Total Short Term Investments (cost $95,807)		95,807
Total Investments - 117.8% (cost $428,625)		427,852
Other Assets and Liabilities, Net - (17.8%)		(64,741)
Total Net Assets - 100.0%		$363,111

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	15.9%
Financials	11.6
Materials	9.8
Energy	9.0
Health Care	8.6
Industrials	7.2
Telecommunication Services	5.7
Information Technology	5.0
Consumer Staples	3.6
Utilities	1.2
Short Term Investments	22.4
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

	Shares/Par †	Value

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 16.3%
1-800-Flowers.com Inc. - Class A (c)	2	$22
Aaron’s Inc.	6	136
Abercrombie & Fitch Co. - Class A	6	98
Advance Auto Parts Inc.	4	670
AH Belo Corp. - Class A	3	14
Amazon.com Inc. (c)	14	10,269
AMC Entertainment Holdings Inc. - Class A	2	61
AMC Networks Inc. - Class A (c)	3	210
America’s Car-Mart Inc. (c) (e)	1	27
American Axle & Manufacturing Holdings Inc. (c)	8	112
American Eagle Outfitters Inc. (e)	21	339
American Public Education Inc. (c)	2	53
Apollo Education Group Inc. - Class A (c)	9	86
ARAMARK Corp.	14	466
Arctic Cat Inc. (e)	1	15
Asbury Automotive Group Inc. (c)	3	155
Ascena Retail Group Inc. (c)	17	118
Ascent Capital Group Inc. - Class A (c)	1	14
Autoliv Inc. (e)	4	415
AutoNation Inc. (c) (e)	9	429
AutoZone Inc. (c)	1	635
Barnes & Noble Education Inc. (c)	5	51
Barnes & Noble Inc. (e)	6	68
Bassett Furniture Industries Inc.	1	12
Bed Bath & Beyond Inc.	17	723
Belmond Ltd. - Class A (c)	8	82
Best Buy Co. Inc.	29	901

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Big 5 Sporting Goods Corp.	2	22
Big Lots Inc. (e)	6	293
Biglari Holdings Inc. (c)	—	45
BJ’s Restaurants Inc. (c)	3	113
Bloomin’ Brands Inc.	14	248
Blue Nile Inc.	1	27
Bob Evans Farms Inc.	2	73
BorgWarner Inc.	14	428
Bravo Brio Restaurant Group Inc. (c)	1	8
Bridgepoint Education Inc. (c) (e)	4	32
Bright Horizons Family Solutions Inc. (c)	6	385
Brinker International Inc. (e)	5	214
Brunswick Corp.	8	350
Buckle Inc. (e)	1	35
Buffalo Wild Wings Inc. (c)	2	275
Build-A-Bear Workshop Inc. (c)	2	28
Burlington Stores Inc. (c)	5	365
Cabela’s Inc. - Class A (c)	7	336
Cable One Inc.	1	344
CalAtlantic Group Inc.	7	256
Caleres Inc.	4	91
Callaway Golf Co.	6	64
Capella Education Co.	1	71
Career Education Corp. (c)	7	41
Carmax Inc. (c) (e)	11	553
Carmike Cinemas Inc. (c)	2	64
Carnival Corp.	10	461
Carriage Services Inc. (e)	1	31
Carrol’s Restaurant Group Inc. (c)	4	47
Carter’s Inc.	4	402
Cato Corp. - Class A	2	87
Cavco Industries Inc. (c)	1	47
CBS Corp. - Class A	—	12
CBS Corp. - Class B	13	689
Century Communities Inc. (c)	1	24
Charles & Colvard Ltd. (c) (e)	2	2
Charter Communications Inc. - Class A (c)	6	1,341
Cheesecake Factory Inc.	5	259
Cherokee Inc. (c) (e)	1	8
Chico’s FAS Inc.	11	117
Childrens Place Retail Stores Inc.	2	144
Chipotle Mexican Grill Inc. - Class A (c)	1	403
Choice Hotels International Inc.	4	213
Christopher & Banks Corp. (c)	1	3
Churchill Downs Inc.	—	38
Chuy’s Holdings Inc. (c)	1	46
Cinemark Holdings Inc.	12	448
Citi Trends Inc.	1	20
Clear Channel Outdoor Holdings Inc.	4	22
ClubCorp Holdings Inc.	4	56
Coach Inc.	10	422
Collectors Universe Inc.	—	6
Columbia Sportswear Co.	6	343
Comcast Corp. - Class A	104	6,775
Conn’s Inc. (c)	2	18
Cooper Tire & Rubber Co.	6	173
Cooper-Standard Holding Inc. (c)	2	141
Core-Mark Holding Co. Inc.	3	161
Cracker Barrel Old Country Store Inc. (e)	3	481
Crocs Inc. (c) (e)	6	65
CSS Industries Inc.	—	11
CST Brands Inc.	8	359
Culp Inc.	2	42
Cumulus Media Inc. - Class A (c)	16	5
D.R. Horton Inc.	20	634
Dana Holding Corp.	17	180
Darden Restaurants Inc.	8	488
Dave & Buster’s Entertainment Inc. (c)	4	175
Deckers Outdoor Corp. (c) (e)	3	170
Del Frisco’s Restaurant Group Inc. (c)	2	32
Delphi Automotive Plc	9	551
Denny’s Corp. (c)	7	73
Destination Maternity Corp.	1	5
Destination XL Group Inc. (c) (e)	3	13
DeVry Education Group Inc.	5	92
Diamond Resorts International Inc. (c) (e)	5	163
Dick’s Sporting Goods Inc.	10	430
Dillard’s Inc. - Class A (e)	4	226
DineEquity Inc.	2	170
Discovery Communications Inc. - Class A (c) (e)	14	346
Discovery Communications Inc. - Class C (c)	23	538
DISH Network Corp. - Class A (c)	7	346
Dixie Group Inc. - Class A (c)	—	1
Dollar General Corp.	8	777
Dollar Tree Inc. (c)	8	729
Domino’s Pizza Inc.	2	289
Dorman Products Inc. (c)	3	149
DreamWorks Animation SKG Inc. - Class A (c)	6	239
Drew Industries Inc.	2	197
DSW Inc. - Class A	7	149
Dunkin’ Brands Group Inc.	6	249
El Pollo Loco Holdings Inc. (c) (e)	1	12
Entercom Communications Corp. - Class A	4	49
Entravision Communications Corp. - Class A	6	37
Escalade Inc.	1	9
Ethan Allen Interiors Inc.	2	79
EW Scripps Co. - Class A (c) (e)	5	77
Expedia Inc.	3	276
Express Inc. (c)	8	113
Famous Dave’s Of America Inc. (c) (e)	1	3
Federal-Mogul Corp. (c)	7	56
Fiesta Restaurant Group Inc. (c)	2	38
Finish Line Inc. - Class A	4	83
Five Below Inc. (c)	3	159
Flexsteel Industries Inc.	1	21
Foot Locker Inc. (e)	8	434
Ford Motor Co. (e)	159	2,003
Fossil Group Inc. (c) (e)	5	148
Fox Factory Holding Corp. (c)	4	66
Francesca’s Holdings Corp. (c)	5	59
Fred’s Inc. - Class A	3	46
FTD Cos. Inc. (c)	2	61
G-III Apparel Group Ltd. (c)	4	186
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A (e)	11	286
Gannett Co. Inc.	10	139
Gap Inc. (e)	23	478
Garmin Ltd. (e)	10	414
General Motors Co.	49	1,383
Genesco Inc. (c)	2	122
Gentex Corp.	28	438
Gentherm Inc. (c)	3	116
Genuine Parts Co.	7	747
GNC Holdings Inc. - Class A	9	221
Goodyear Tire & Rubber Co. (e)	24	611
GoPro Inc. - Class A (c) (e)	8	85
Graham Holdings Co.	—	210
Grand Canyon Education Inc. (c) (e)	4	171
Gray Television Inc. (c)	6	63
Green Brick Partners Inc. (c) (e)	1	5
Group 1 Automotive Inc.	2	109
Groupon Inc. - Class A (c) (e)	10	32
Guess Inc. (e)	7	108
H&R Block Inc.	9	213
HanesBrands Inc.	15	365

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Harley-Davidson Inc. (e)	10	468
Harman International Industries Inc.	5	359
Harte-Hanks Inc.	4	7
Hasbro Inc.	5	390
Haverty Furniture Cos. Inc.	2	28
Helen of Troy Ltd. (c)	2	250
hhgregg Inc. (c) (e)	1	2
Hibbett Sports Inc. (c) (e)	2	65
Hilton Worldwide Holdings Inc.	13	289
Home Depot Inc.	44	5,680
Hooker Furniture Corp.	1	16
Horizon Global Corp. (c)	1	13
Houghton Mifflin Harcourt Co. (c)	8	122
HSN Inc.	3	170
Hyatt Hotels Corp. - Class A (c) (e)	1	70
Iconix Brand Group Inc. (c) (e)	2	15
Ignite Restaurant Group Inc. (c)	1	1
Installed Building Products Inc. (c)	2	77
International Game Technology Plc	6	116
International Speedway Corp. - Class A	2	82
Interpublic Group of Cos. Inc.	16	370
Interval Leisure Group Inc.	10	156
Intrawest Resorts Holdings Inc. (c)	2	21
iRobot Corp. (c) (e)	2	80
Isle of Capri Casinos Inc. (c)	3	59
J.C. Penney Co. Inc. (c) (e)	20	181
Jack in the Box Inc.	3	236
Jamba Inc. (c) (e)	1	6
John Wiley & Sons Inc. - Class A	5	241
John Wiley & Sons Inc. - Class B	—	5
Johnson Controls Inc.	18	791
K12 Inc. (c)	4	47
Kate Spade & Co. (c)	8	172
KB Home (e)	4	53
Kirkland’s Inc. (c)	2	22
Kohl’s Corp.	17	659
Kona Grill Inc. (c) (e)	1	10
Krispy Kreme Doughnuts Inc. (c)	4	93
L Brands Inc.	5	337
La Quinta Holdings Inc. (c)	10	112
La-Z-Boy Inc.	5	131
Lakeland Industries Inc. (c) (e)	—	1
Lands’ End Inc. (c) (e)	2	25
Las Vegas Sands Corp.	12	525
Lear Corp.	7	686
Leggett & Platt Inc.	6	305
Lennar Corp. - Class A	10	463
Lennar Corp. - Class B	1	22
LGI Homes Inc. (c) (e)	—	4
Libbey Inc.	2	37
Liberty Braves Group - Class A (c) (e)	—	5
Liberty Braves Group - Class C (c) (e)	1	10
Liberty Broadband Corp. - Class A (c)	1	54
Liberty Broadband Corp. - Class C (c)	3	205
Liberty Interactive Corp. QVC Group - Class A (c)	24	618
Liberty Media Group - Class A (c)	1	17
Liberty Media Group - Class C (c) (e)	2	32
Liberty SiriusXM Group - Class A (c)	4	113
Liberty SiriusXM Group - Class C (c)	7	210
Liberty Tax Inc. - Class A	1	12
Liberty TripAdvisor Holdings Inc. - Class A (c)	6	142
Liberty Ventures - Class A (c)	11	392
Lifetime Brands Inc.	1	16
Lindblad Expeditions Holdings Inc. (c)	—	2
Lions Gate Entertainment Corp. (e)	5	100
Lithia Motors Inc. - Class A (e)	2	168
Live Nation Inc. (c)	21	502
LKQ Corp. (c)	17	528
Lowe’s Cos. Inc.	31	2,470
Luby’s Inc. (c)	1	7
Lululemon Athletica Inc. (c) (e)	5	334
Lumber Liquidators Holdings Inc. (c)	1	15
M/I Homes Inc. (c)	2	41
Macy’s Inc.	11	385
Madison Square Garden Co. - Class A (c)	1	251
Malibu Boats Inc. - Class A (c)	2	20
Marcus Corp.	1	19
Marine Products Corp.	1	10
MarineMax Inc. (c) (e)	2	39
Marriott International Inc. - Class A (e)	8	516
Marriott Vacations Worldwide Corp.	3	186
Mattel Inc.	13	404
Mattress Firm Holding Corp. (c) (e)	1	38
McClatchy Co. - Class A (c)	1	9
McDonald’s Corp.	31	3,736
MDC Holdings Inc.	4	100
Media General Inc. (c)	2	34
Meredith Corp.	4	208
Meritage Homes Corp. (c) (e)	3	119
MGM Resorts International (c)	27	613
Michael Kors Holdings Ltd. (c)	12	614
Michaels Cos. Inc. (c)	9	262
Modine Manufacturing Co. (c)	4	39
Mohawk Industries Inc. (c)	5	1,014
Monarch Casino & Resort Inc. (c)	1	15
Monro Muffler Brake Inc.	3	165
Motorcar Parts of America Inc. (c) (e)	1	32
Movado Group Inc. (e)	1	24
MSG Networks Inc. - Class A (c)	5	81
Murphy USA Inc. (c)	5	363
NACCO Industries Inc. - Class A	1	28
Nathan’s Famous Inc. (c)	1	27
National CineMedia Inc.	5	85
Nautilus Inc. (c)	3	60
Netflix Inc. (c)	4	322
New Media Investment Group Inc.	1	14
New York & Co. Inc. (c)	5	7
New York Times Co. - Class A	14	164
Newell Brands Inc.	5	256
News Corp. - Class A	11	127
News Corp. - Class B	5	63
Nexstar Broadcasting Group Inc. - Class A (e)	2	100
Nike Inc. - Class B	38	2,125
Nordstrom Inc. (e)	10	398
Norwegian Cruise Line Holdings Ltd. (c)	10	402
NutriSystem Inc.	2	43
NVR Inc. (c)	—	285
O’Reilly Automotive Inc. (c)	4	1,133
Office Depot Inc. (c)	40	133
Omnicom Group Inc.	11	856
Outerwall Inc. (e)	1	55
Overstock.com Inc. (c)	1	19
Oxford Industries Inc.	1	84
Panera Bread Co. - Class A (c)	1	310
Papa John’s International Inc.	3	199
Penn National Gaming Inc. (c)	4	54
Penske Auto Group Inc. (e)	10	321
Perry Ellis International Inc. (c)	1	24
Pier 1 Imports Inc. (e)	9	47
Pinnacle Entertainment Inc. (c)	3	34
Polaris Industries Inc. (e)	3	231
Pool Corp.	3	290
Popeyes Louisiana Kitchen Inc. (c)	2	89
Potbelly Corp. (c) (e)	2	26
Priceline Group Inc. (c)	1	1,749

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Pulte Homes Inc.	19	371
PVH Corp.	5	429
Ralph Lauren Corp. - Class A	4	358
RCI Hospitality Holdings Inc.	1	8
Reading International Inc. - Class A (c)	1	15
Red Lion Hotels Corp. (c) (e)	2	15
Red Robin Gourmet Burgers Inc. (c)	1	69
Regal Entertainment Group - Class A (e)	10	228
Regis Corp. (c)	4	50
Rent-A-Center Inc.	4	54
Restoration Hardware Holdings Inc. (c) (e)	3	82
Rocky Brands Inc.	1	7
Ross Stores Inc.	13	761
Royal Caribbean Cruises Ltd.	11	718
Ruby Tuesday Inc. (c)	5	18
Ruth’s Hospitality Group Inc.	5	76
Sally Beauty Holdings Inc. (c)	12	349
Scholastic Corp. (e)	2	82
Scripps Networks Interactive Inc. - Class A (e)	4	247
Sears Hometown and Outlet Stores Inc. (c)	—	3
SeaWorld Entertainment Inc. (e)	9	136
Select Comfort Corp. (c)	5	112
Service Corp. International	16	435
ServiceMaster Global Holdings Inc. (c)	9	345
Shiloh Industries Inc. (c) (e)	1	6
Shoe Carnival Inc.	2	44
Shutterfly Inc. (c) (e)	3	130
Signet Jewelers Ltd.	4	307
Sinclair Broadcast Group Inc. - Class A	8	240
Sirius XM Holdings Inc. (c) (e)	62	245
Six Flags Entertainment Corp.	6	359
Sizmek Inc. (c)	3	7
Skechers U.S.A. Inc. - Class A (c)	6	185
Skullcandy Inc. (c)	2	9
Smith & Wesson Holding Corp. (c)	6	163
Sonic Automotive Inc. - Class A (e)	4	75
Sonic Corp.	4	106
Sotheby’s (e)	5	143
Spartan Motors Inc.	4	26
Speedway Motorsports Inc.	3	55
Sportsman’s Warehouse Holdings Inc. (c)	3	25
Stage Stores Inc.	3	14
Standard Motor Products Inc. (e)	2	88
Staples Inc.	24	211
Starbucks Corp.	51	2,900
Starwood Hotels & Resorts Worldwide Inc.	7	550
Starz - Class A (c)	6	185
Stein Mart Inc.	5	42
Steven Madden Ltd. (c)	5	162
Stoneridge Inc. (c)	3	46
Strattec Security Corp.	—	9
Strayer Education Inc. (c)	1	59
Sturm Ruger & Co. Inc. (e)	2	131
Superior Industries International Inc.	2	50
Superior Uniform Group Inc.	1	19
Tailored Brands Inc. (e)	4	45
Target Corp.	20	1,385
Taylor Morrison Home Corp. - Class A (c) (e)	3	43
Tegna Inc.	23	543
Tempur Sealy International Inc. (c) (e)	6	311
Tenneco Inc. (c)	6	302
Tesla Motors Inc. (c) (e)	1	218
Texas Roadhouse Inc.	6	251
Thor Industries Inc.	6	364
Tiffany & Co.	7	438
Tile Shop Holdings Inc. (c) (e)	—	4
Tilly’s Inc. - Class A (c)	1	6
Time Inc.	9	151
Time Warner Inc.	27	1,988
TJX Cos. Inc.	23	1,774
Toll Brothers Inc. (c)	9	246
TopBuild Corp. (c)	2	64
Tower International Inc.	2	45
Tractor Supply Co.	6	542
TRI Pointe Homes Inc. (c)	13	157
TripAdvisor Inc. (c)	3	212
Tuesday Morning Corp. (c)	4	31
Tumi Holdings Inc. (c)	5	139
Tupperware Brands Corp.	4	201
Twenty-First Century Fox Inc. - Class A	33	906
Twenty-First Century Fox Inc. - Class B	13	364
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	590
Under Armour Inc. - Class A (c) (e)	6	259
Under Armour Inc. - Class C (c)	7	258
Unifi Inc. (c)	—	11
Universal Electronics Inc. (c) (e)	1	87
Universal Technical Institute Inc.	2	4
Urban Outfitters Inc. (c)	13	349
Vail Resorts Inc.	4	493
Vera Bradley Inc. (c) (e)	3	44
VF Corp.	8	514
Viacom Inc. - Class A	1	43
Viacom Inc. - Class B	22	925
Vince Holding Corp. (c) (e)	3	18
Vista Outdoor Inc. (c)	6	290
Visteon Corp.	3	207
Vitamin Shoppe Inc. (c) (e)	2	65
VOXX International Corp. - Class A (c)	2	5
Walt Disney Co.	45	4,424
WCI Communities Inc. (c)	—	3
Weight Watchers International Inc. (c) (e)	1	12
Wendy’s Co.	29	282
West Marine Inc. (c)	2	18
Weyco Group Inc. (e)	1	26
Whirlpool Corp.	7	1,136
William Lyon Homes - Class A (c) (e)	2	32
Williams-Sonoma Inc.	4	207
Winmark Corp.	—	25
Winnebago Industries Inc.	3	59
Wolverine World Wide Inc.	9	179
Wyndham Worldwide Corp.	8	548
Wynn Resorts Ltd. (e)	3	281
Yum! Brands Inc.	14	1,169
Zagg Inc. (c)	2	12
Zumiez Inc. (c)	3	39
		127,029
CONSUMER STAPLES - 8.9%
Alico Inc.	1	25
Alliance One International Inc. (c) (e)	1	9
Altria Group Inc.	66	4,530
Andersons Inc.	3	91
Archer-Daniels-Midland Co.	10	441
Avon Products Inc.	37	139
B&G Foods Inc.	6	299
Boston Beer Co. Inc. - Class A (c) (e)	1	171
Brown-Forman Corp. - Class A (e)	2	170
Brown-Forman Corp. - Class B	4	443
Bunge Ltd.	10	603
Cal-Maine Foods Inc. (e)	5	241
Calavo Growers Inc.	1	99
Campbell Soup Co.	13	879
Casey’s General Stores Inc.	4	545
Central Garden & Pet Co. (c)	1	11
Central Garden & Pet Co. - Class A (c)	3	75
Chefs’ Warehouse Inc. (c) (e)	3	40

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Church & Dwight Co. Inc.	5	547
Clorox Co.	6	800
Coca-Cola Bottling Co. (e)	1	100
Coca-Cola Co.	123	5,557
Coca-Cola European Partners Plc	14	510
Colgate-Palmolive Co.	25	1,821
ConAgra Foods Inc.	7	326
Constellation Brands Inc. - Class A	5	872
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	13	2,061
Coty Inc. - Class A (e)	4	92
Craft Brewers Alliance Inc. (c)	1	9
CVS Health Corp.	37	3,522
Darling Ingredients Inc. (c)	13	187
Dean Foods Co.	10	177
Dr. Pepper Snapple Group Inc.	7	721
Edgewell Personal Care Co. (c)	4	314
Energizer Holdings Inc.	5	261
Estee Lauder Cos. Inc. - Class A	7	682
Farmer Bros. Co. (c) (e)	1	31
Flowers Foods Inc.	17	320
Fresh Del Monte Produce Inc. (e)	4	232
General Mills Inc.	19	1,331
Hain Celestial Group Inc. (c)	9	443
Herbalife Ltd. (c) (e)	4	230
Hershey Co.	5	558
Hormel Foods Corp.	9	335
HRG Group Inc. (c)	14	190
Ingles Markets Inc. - Class A	1	52
Ingredion Inc.	7	849
Inter Parfums Inc. (e)	3	76
Inventure Foods Inc. (c) (e)	1	8
J&J Snack Foods Corp.	1	156
JM Smucker Co.	6	986
John B. Sanfilippo & Son Inc.	1	30
Kellogg Co.	8	667
Kimberly-Clark Corp.	11	1,502
Kraft Heinz Foods Co.	11	950
Kroger Co. (e)	30	1,102
Lancaster Colony Corp.	3	342
Landec Corp. (c)	2	21
Limoneira Co. (e)	1	19
Mannatech Inc. (c)	—	6
McCormick & Co. Inc.	5	513
Mead Johnson Nutrition Co.	8	724
Medifast Inc.	1	40
MGP Ingredients Inc.	1	53
Molson Coors Brewing Co. - Class B	2	226
Mondelez International Inc. - Class A	20	917
Monster Beverage Corp. (c)	2	394
National Beverage Corp. (c) (e)	2	138
Natural Grocers by Vitamin Cottage Inc. (c)	—	4
Natural Health Trends Corp. (e)	—	4
Nature’s Sunshine Products Inc.	1	7
Nu Skin Enterprises Inc. - Class A	5	215
Nutraceutical International Corp. (c)	1	25
Oil-Dri Corp. of America	—	14
Omega Protein Corp. (c)	2	37
Orchids Paper Products Co. (e)	1	20
PepsiCo Inc.	49	5,166
Philip Morris International Inc.	38	3,859
Pilgrim’s Pride Corp. (e)	8	196
Pinnacle Foods Inc.	11	526
Post Holdings Inc. (c)	4	366
PriceSmart Inc.	2	214
Primo Water Corp. (c)	1	15
Procter & Gamble Co.	65	5,469
Revlon Inc. - Class A (c)	3	98
Reynolds American Inc.	13	693
Rite Aid Corp. (c)	36	270
Sanderson Farms Inc. (e)	2	180
Seneca Foods Corp. - Class A (c)	1	25
Snyders-Lance Inc.	6	215
SpartanNash Co.	3	89
Spectrum Brands Holdings Inc. (e)	4	421
Sprouts Farmers Market Inc. (c)	15	333
SUPERVALU Inc. (c)	19	90
Sysco Corp.	16	832
Tootsie Roll Industries Inc. (e)	2	69
TreeHouse Foods Inc. (c)	2	224
Tyson Foods Inc. - Class A	14	962
United Natural Foods Inc. (c)	5	222
Universal Corp. (e)	1	64
USANA Health Sciences Inc. (c)	1	134
Vector Group Ltd. (e)	10	217
Village Super Market Inc. - Class A	1	28
Wal-Mart Stores Inc.	68	4,929
Walgreens Boots Alliance Inc.	22	1,814
WD-40 Co.	1	101
Weis Markets Inc.	2	119
WhiteWave Foods Co. (c)	6	303
Whole Foods Market Inc. (e)	15	493
		69,875
ENERGY - 5.6%
Abraxas Petroleum Corp. (c)	4	5
Adams Resources & Energy Inc.	—	10
Alon USA Energy Inc. (e)	6	36
Anadarko Petroleum Corp.	7	347
Antero Resources Corp. (c) (e)	5	118
Apache Corp. (e)	5	259
Approach Resources Inc. (c) (e)	6	12
Archrock Inc.	6	54
Atwood Oceanics Inc. (e)	6	71
Baker Hughes Inc.	6	284
Basic Energy Services Inc. (c) (e)	4	7
Bill Barrett Corp. (c)	3	18
Bonanza Creek Energy Inc. (c) (e)	4	9
Bristow Group Inc.	2	17
Cabot Oil & Gas Corp.	14	358
California Resources Corp. (e)	2	23
Callon Petroleum Co. (c)	6	72
CARBO Ceramics Inc. (e)	1	16
Carrizo Oil & Gas Inc. (c) (e)	7	250
Cheniere Energy Inc. (c)	7	270
Cheniere Energy Partners LP Holdings LLC	3	52
Chevron Corp.	33	3,481
Cimarex Energy Co.	2	205
Clayton Williams Energy Inc. (c) (e)	1	36
Cloud Peak Energy Inc. (c) (e)	5	10
Cobalt International Energy Inc. (c) (e)	27	36
Columbia Pipeline Group Inc.	10	254
Concho Resources Inc. (c)	5	537
ConocoPhillips Co.	17	729
CONSOL Energy Inc. (e)	16	264
Contango Oil & Gas Co. (c)	2	30
Continental Resources Inc. (c) (e)	10	439
Core Laboratories NV (e)	3	371
CVR Energy Inc. (e)	4	59
Dawson Geophysical Co. (c) (e)	—	2
Delek US Holdings Inc.	5	72
Denbury Resources Inc. (e)	24	86
Devon Energy Corp.	8	285
DHT Holdings Inc. (e)	7	34
Diamond Offshore Drilling Inc. (e)	9	208
Diamondback Energy Inc. (c)	3	305

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Dorian LPG Ltd. (c) (e)	5	35
Dril-Quip Inc. (c)	3	184
Energen Corp.	5	235
EnLink Midstream LLC (e)	7	118
Ensco Plc - Class A	6	58
EOG Resources Inc.	7	546
EP Energy Corp. - Class A (c) (e)	13	69
EQT Corp.	6	467
Era Group Inc. (c)	2	15
Evolution Petroleum Corp.	1	5
Exterran Corp. (c)	3	37
Exxon Mobil Corp.	114	10,729
FMC Technologies Inc. (c)	19	498
Forum Energy Technologies Inc. (c)	8	143
GasLog Ltd. (e)	5	60
Gastar Exploration Inc. (c)	6	7
Geospace Technologies Corp. (c) (e)	1	11
Green Plains Inc.	3	57
Gulf Island Fabrication Inc.	1	6
Gulfmark Offshore Inc. - Class A (c) (e)	2	7
Gulfport Energy Corp. (c)	9	284
Halliburton Co.	16	709
Helix Energy Solutions Group Inc. (c)	10	65
Helmerich & Payne Inc. (e)	7	449
Hess Corp.	4	215
HKN Inc. (c) (p) (q)	—	—
HollyFrontier Corp.	10	229
Hornbeck Offshore Services Inc. (c) (e)	2	19
ION Geophysical Corp. (c) (e)	1	5
Jones Energy Inc. - Class A (c)	1	5
Kinder Morgan Inc.	26	490
Kosmos Energy Ltd. (c)	28	154
Marathon Oil Corp.	20	293
Marathon Petroleum Corp.	23	876
Matador Resources Co. (c) (e)	4	75
Matrix Service Co. (c)	2	31
McDermott International Inc. (c)	4	20
Memorial Resource Development Corp. (c)	22	345
Mitcham Industries Inc. (c)	1	2
Murphy Oil Corp. (e)	12	397
Nabors Industries Ltd.	23	234
National Oilwell Varco Inc.	12	406
Natural Gas Services Group Inc. (c)	1	20
Newfield Exploration Co. (c)	3	127
Newpark Resources Inc. (c)	7	42
Noble Corp. Plc (e)	17	139
Noble Energy Inc.	15	535
Northern Oil and Gas Inc. (c) (e)	4	20
Oasis Petroleum Inc. (c)	10	94
Occidental Petroleum Corp.	13	952
Oceaneering International Inc.	10	291
Oil States International Inc. (c)	5	161
Oneok Inc. (e)	10	480
Pacific Drilling SA (c) (e)	—	1
Panhandle Oil and Gas Inc. - Class A	2	26
Par Pacific Holdings Inc. (c) (e)	1	21
Parker Drilling Co. (c)	10	23
Parsley Energy Inc. - Class A (c)	7	197
Patterson-UTI Energy Inc.	13	279
PBF Energy Inc. - Class A	10	246
PDC Energy Inc. (c)	3	179
PHI Inc. (c)	1	20
PHI Inc. (c)	—	2
Phillips 66	19	1,470
Pioneer Energy Services Corp. (c)	6	26
Pioneer Natural Resources Co.	3	502
QEP Resources Inc.	19	332
Range Resources Corp. (e)	7	287
Renewable Energy Group Inc. (c) (e)	4	32
Rice Energy Inc. (c)	12	262
RigNet Inc. (c)	1	11
Ring Energy Inc. (c)	1	10
Rowan Cos. Plc - Class A (e)	9	157
RPC Inc. (c) (e)	14	224
RSP Permian Inc. (c) (e)	7	259
Schlumberger Ltd.	24	1,918
Scorpio Tankers Inc.	16	67
SEACOR Holdings Inc. (c) (e)	2	92
SemGroup Corp. - Class A	4	118
Ship Finance International Ltd. (e)	5	74
SM Energy Co. (e)	6	164
Southwestern Energy Co. (c) (e)	47	597
Spectra Energy Corp.	17	629
Superior Energy Services Inc.	11	199
Synergy Resources Corp. (c)	7	47
Targa Resources Corp.	8	343
Teekay Corp. (e)	7	53
Teekay Tankers Ltd. (e)	4	11
Tesco Corp.	3	22
Tesoro Corp.	12	867
Tetra Technologies Inc. (c)	8	50
Tidewater Inc. (e)	4	17
Transocean Ltd. (e)	25	298
Unit Corp. (c)	4	58
US Silica Holdings Inc.	3	110
VAALCO Energy Inc. (c)	5	5
Valero Energy Corp.	18	905
W&T Offshore Inc. (c)	5	12
Weatherford International Plc (c)	29	162
Western Refining Inc. (e)	11	224
Whiting Petroleum Corp. (c) (e)	13	123
Willbros Group Inc. (c)	7	18
Williams Cos. Inc.	16	338
World Fuel Services Corp.	5	241
WPX Energy Inc. (c)	18	164
		43,674
FINANCIALS - 13.5%
1st Source Corp.	2	70
A-Mark Precious Metals Inc.	—	6
Access National Corp.	—	7
Affiliated Managers Group Inc. (c)	4	543
AFLAC Inc.	11	803
Alexander & Baldwin Inc.	5	170
Alleghany Corp. (c)	1	340
Allied World Assurance Co. Holdings Ltd.	5	193
Allstate Corp.	10	707
Ally Financial Inc. (c)	44	760
Altisource Portfolio Solutions SA (c) (e)	1	38
Ambac Financial Group Inc. (c)	4	67
American Equity Investment Life Holding Co.	7	101
American Express Co.	31	1,890
American Financial Group Inc.	4	267
American International Group Inc.	15	794
American National Bankshares Inc.	1	16
American National Insurance Co.	2	223
Ameriprise Financial Inc.	15	1,340
Ameris Bancorp	2	53
Amerisafe Inc.	2	110
AmTrust Financial Services Inc.	17	408
Aon Plc - Class A	8	863
Arch Capital Group Ltd. (c)	4	290
Argo Group International Holdings Ltd.	1	41
Arrow Financial Corp.	1	39
Arthur J Gallagher & Co.	9	444

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Artisan Partners Asset Management Inc. - Class A	3	88
Aspen Insurance Holdings Ltd.	5	209
Associated Bancorp	11	182
Associated Capital Group Inc. - Class A	1	18
Assurant Inc.	5	405
Assured Guaranty Ltd.	13	327
Astoria Financial Corp.	9	136
Atlantic Coast Financial Corp. (c) (e)	1	5
Atlanticus Holdings Corp. (c)	1	2
Atlas Financial Holdings Inc. (c)	1	17
AV Homes Inc. (c)	1	7
Axis Capital Holdings Ltd.	6	343
Baldwin & Lyons Inc. - Class B	1	24
Banc of California Inc.	4	78
BancFirst Corp.	1	88
Bancorp Inc. (c)	2	14
BancorpSouth Inc.	9	201
Bank Mutual Corp.	5	41
Bank of America Corp.	170	2,257
Bank of Hawaii Corp.	4	295
Bank of Marin Bancorp	1	41
Bank of New York Mellon Corp.	28	1,106
Bank of the Ozarks Inc. (e)	7	255
BankFinancial Corp.	2	25
BankUnited Inc.	9	287
Banner Corp.	3	140
Bar Harbor Bankshares	1	22
BB&T Corp.	11	393
BBCN Bancorp Inc.	8	115
Beneficial Bancorp Inc. (c)	7	84
Berkshire Hathaway Inc. - Class B (c)	42	6,046
Berkshire Hills Bancorp Inc.	3	83
BGC Partners Inc. - Class A	28	245
BlackRock Inc.	2	746
Blue Hills Bancorp Inc.	1	11
BNC Bancorp	2	37
BofI Holding Inc. (c) (e)	5	87
BOK Financial Corp. (e)	5	288
Boston Private Financial Holdings Inc. (e)	8	99
Bridge Bancorp Inc. (e)	—	6
Brookline Bancorp Inc.	8	84
Brown & Brown Inc.	14	521
Bryn Mawr Bank Corp. (e)	2	61
BSB BanCorp Inc. (c) (e)	1	14
C&F Financial Corp.	—	2
Calamos Asset Management Inc. - Class A	2	12
Camden National Corp.	1	48
Capital Bank Financial Corp. - Class A	3	82
Capital City Bank Group Inc.	1	14
Capital One Financial Corp.	14	880
Capitol Federal Financial Inc.	14	192
Cardinal Financial Corp.	3	55
Cascade Bancorp (c)	4	20
Cash America International Inc.	2	104
Cathay General Bancorp	7	209
CBOE Holdings Inc.	5	349
CBRE Group Inc. - Class A (c)	19	493
CenterState Banks of Florida Inc.	5	73
Central Pacific Financial Corp.	3	75
Charles Schwab Corp.	19	483
Charter Financial Corp.	1	16
Chemical Financial Corp.	4	137
Chubb Ltd.	8	995
Cincinnati Financial Corp.	6	446
CIT Group Inc.	6	190
Citigroup Inc.	48	2,039
Citizens & Northern Corp.	1	15
Citizens Financial Group Inc.	18	367
Citizens Inc. - Class A (c) (e)	4	28
City Holdings Co.	1	60
Clifton Bancorp Inc. (e)	2	35
CME Group Inc.	4	432
CNA Financial Corp.	2	47
CNB Financial Corp.	1	20
CNO Financial Group Inc.	12	201
CoBiz Financial Inc.	5	54
Codorus Valley Bancorp Inc.	—	5
Cohen & Steers Inc.	3	120
Columbia Banking System Inc. (e)	5	149
Comerica Inc.	5	206
Commerce Bancshares Inc.	9	408
Community Bank System Inc.	4	164
Community Trust Bancorp Inc.	2	55
ConnectOne Bancorp Inc.	3	42
Consolidated-Tomoka Land Co. (e)	—	21
Consumer Portfolio Services Inc. (c) (e)	2	8
Cowen Group Inc. - Class A (c) (e)	9	26
Crawford & Co. - Class B	1	12
Credit Acceptance Corp. (c) (e)	2	302
CU Bancorp (c)	1	12
Cullen/Frost Bankers Inc. (e)	4	245
Customers Bancorp Inc. (c)	3	64
CVB Financial Corp.	9	143
Diamond Hill Investment Group Inc.	—	52
Dime Community Bancshares Inc.	3	54
Discover Financial Services	18	945
Donegal Group Inc. - Class A	2	26
E*TRADE Financial Corp. (c)	9	200
Eagle Bancorp Inc. (c)	3	125
East West Bancorp Inc.	9	291
Eaton Vance Corp.	13	468
eHealth Inc. (c)	1	18
EMC Insurance Group Inc.	2	57
Emergent Capital Inc. (c) (e)	2	7
Employer Holdings Inc.	3	93
Encore Capital Group Inc. (c) (e)	2	55
Endurance Specialty Holdings Ltd.	5	340
Enova International Inc. (c)	2	17
Enstar Group Ltd. (c)	1	179
Enterprise Financial Services Corp.	2	48
Erie Indemnity Co. - Class A	5	469
ESSA BanCorp Inc.	1	13
EverBank Financial Corp.	11	161
Evercore Partners Inc. - Class A	4	171
Everest Re Group Ltd.	2	277
EZCorp Inc. - Class A (c) (e)	6	42
FactSet Research Systems Inc.	2	367
Farmers Capital Bank Corp.	1	16
FBL Financial Group Inc. - Class A	1	85
FCB Financial Holdings Inc. - Class A (c)	3	117
Federal Agricultural Mortgage Corp. - Class C	1	31
Federated Investors Inc. - Class B	11	304
Federated National Holding Co.	1	21
Fidelity & Guaranty Life (e)	1	26
Fidelity Southern Corp.	3	42
Fifth Third Bancorp	43	752
Financial Engines Inc. (e)	2	43
Financial Institutions Inc.	1	37
First American Financial Corp.	10	386
First Bancorp Inc.	1	14
First Bancorp Inc. (c)	19	74
First Bancorp Inc.	2	35
First Busey Corp.	3	60
First Business Financial Services Inc.	1	22
First Cash Financial Services Inc.	2	110

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
First Citizens BancShares Inc. - Class A (e)	1	258
First Commonwealth Financial Corp. (e)	8	73
First Community Bancshares Inc.	2	38
First Connecticut Bancorp Inc.	1	20
First Defiance Financial Corp.	1	29
First Financial Bancorp	6	114
First Financial Bankshares Inc. (e)	2	79
First Financial Corp.	1	35
First Financial Northwest Inc.	1	13
First Horizon National Corp.	20	274
First Interstate BancSystem Inc. - Class A (e)	2	50
First Merchants Corp.	3	77
First Midwest Bancorp Inc.	8	132
First NBC Bank Holding Co. (c)	2	26
First Niagara Financial Group Inc.	24	235
First of Long Island Corp.	1	43
First Republic Bank	8	559
FirstMerit Corp.	11	232
Flagstar Bancorp Inc. (c)	5	128
Flushing Financial Corp.	3	58
FNB Corp.	14	172
FNF Group	7	273
Forestar Group Inc. (c) (e)	4	45
Fox Chase Bancorp Inc.	1	16
Franklin Resources Inc.	13	425
FRP Holdings Inc. (c)	—	7
Fulton Financial Corp.	11	145
Gain Capital Holdings Inc.	5	34
GAMCO Investors Inc.	1	40
Genworth Financial Inc. - Class A (c)	30	78
German American Bancorp Inc.	2	57
Glacier Bancorp Inc.	6	157
Global Indemnity Plc (c)	1	27
Goldman Sachs Group Inc.	5	769
Great Southern Bancorp Inc.	1	53
Green Dot Corp. - Class A (c)	4	97
Greenhill & Co. Inc.	3	40
Greenlight Capital Re Ltd. - Class A (c) (e)	3	65
Guaranty Bancorp	2	28
Hallmark Financial Services Inc. (c)	2	25
Hancock Holding Co.	8	198
Hanmi Financial Corp.	3	69
Hanover Insurance Group Inc.	4	317
Hartford Financial Services Group Inc.	21	953
HCI Group Inc.	1	33
Heartland Financial USA Inc.	2	75
Hennessy Advisors Inc.	—	8
Heritage Commerce Corp.	3	27
Heritage Financial Corp.	2	44
Heritage Insurance Holdings Inc.	2	25
HFF Inc. - Class A	4	127
Hilltop Holdings Inc. (c) (e)	9	188
Home Bancshares Inc.	12	246
HomeStreet Inc. (c) (e)	2	47
HomeTrust Bancshares Inc. (c)	1	27
Horace Mann Educators Corp.	3	107
Horizon BanCorp	1	16
Howard Hughes Corp. (c)	2	278
Huntington Bancshares Inc.	45	398
IberiaBank Corp. (e)	3	191
Independent Bank Corp.	2	111
Independent Bank Group Inc.	1	54
Interactive Brokers Group Inc.	7	236
Intercontinental Exchange Inc.	3	805
International Bancshares Corp.	6	164
INTL FCStone Inc. (c)	2	50
Invesco Ltd.	23	586
Investment Technology Group Inc.	3	52
Investors Bancorp Inc.	19	215
Janus Capital Group Inc.	16	226
Jones Lang LaSalle Inc.	3	262
JPMorgan Chase & Co.	97	6,008
KCG Holdings Inc. - Class A (c)	7	99
Kearny Financial Corp.	9	107
Kemper Corp.	4	134
Kennedy-Wilson Holdings Inc.	7	140
KeyCorp	29	319
Ladenburg Thalmann Financial Services Inc. (c) (e)	10	24
Lakeland Bancorp Inc.	4	48
Lakeland Financial Corp.	1	56
LegacyTexas Financial Group Inc.	4	100
Legg Mason Inc.	6	185
LendingTree Inc. (c) (e)	—	33
Leucadia National Corp.	14	235
Lincoln National Corp.	7	285
Loews Corp.	11	465
LPL Financial Holdings Inc. (e)	9	194
M&T Bank Corp.	2	221
Macatawa Bank Corp. (e)	1	4
Maiden Holdings Ltd.	7	88
MainSource Financial Group Inc.	2	53
Manning & Napier Inc. - Class A (e)	1	10
Marcus & Millichap Inc. (c)	3	69
Markel Corp. (c)	1	479
MarketAxess Holdings Inc.	2	320
Marlin Business Services Inc.	1	16
Marsh & McLennan Cos. Inc.	15	1,059
MB Financial Inc.	7	236
MBIA Inc. (c) (e)	14	96
MBT Financial Corp.	1	8
Mercantile Bank Corp.	1	35
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	222
Meridian Bancorp Inc.	5	70
Meta Financial Group Inc.	1	55
MetLife Inc.	15	595
MGIC Investment Corp. (c)	10	59
Midsouth Bancorp Inc.	1	6
MidWestOne Financial Group Inc.	1	19
Moelis & Co. - Class A (e)	2	42
Moody’s Corp.	4	411
Morgan Stanley	21	546
Morningstar Inc.	4	342
MSCI Inc.	4	289
NASDAQ Inc.	9	584
National Bank Holdings Corp. - Class A	3	59
National Bankshares Inc. (e)	—	2
National General Holdings Corp.	8	178
National Interstate Corp.	2	47
National Western Life Group Inc. - Class A (e)	—	48
Nationstar Mortgage Holdings Inc. (c) (e)	2	28
Navient Corp.	36	436
Navigators Group Inc.	1	122
NBT Bancorp Inc.	4	110
Nelnet Inc. - Class A	3	98
New York Community Bancorp Inc.	15	231
NewStar Financial Inc. (c)	3	29
Nicholas Financial Inc. (c)	1	6
NMI Holdings Inc. - Class A (c)	2	10
Northern Trust Corp.	13	885
Northfield Bancorp Inc.	5	69
Northrim BanCorp Inc.	—	11
NorthStar Asset Management Group Inc.	16	161
Northwest Bancshares Inc.	9	136
OceanFirst Financial Corp.	2	38

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ocwen Financial Corp. (c) (e)	4	6
OFG Bancorp	4	34
Old National Bancorp	11	134
Old Republic International Corp.	23	451
Old Second Bancorp Inc.	1	5
OneBeacon Insurance Group Ltd. - Class A	2	29
OneMain Holdings Inc. (c)	7	154
Oppenheimer Holdings Inc. - Class A (e)	1	17
Opus Bank	3	103
Oritani Financial Corp.	4	62
Pacific Continental Corp.	2	36
Pacific Premier Bancorp Inc. (c)	2	50
PacWest Bancorp	8	317
Park National Corp. (e)	1	46
Park Sterling Corp.	6	40
Peapack Gladstone Financial Corp.	1	18
Penns Woods Bancorp Inc. (e)	—	9
PennyMac Financial Services Inc. - Class A (c)	2	25
People’s United Financial Inc.	20	294
Peoples Bancorp Inc.	2	36
Peoples Financial Services Corp. (e)	—	8
PHH Corp. (c)	5	66
Pico Holdings Inc. (c)	2	22
Pinnacle Financial Partners Inc.	4	196
Piper Jaffray Cos. (c)	1	34
PNC Financial Services Group Inc.	13	1,074
Popular Inc.	8	221
PRA Group Inc. (c)	4	104
Preferred Bank	1	35
Primerica Inc. (e)	5	291
Principal Financial Group Inc.	16	647
PrivateBancorp Inc.	7	293
ProAssurance Corp.	4	221
Progressive Corp.	25	853
Prosperity Bancshares Inc.	5	259
Provident Financial Holdings Inc.	—	7
Provident Financial Services Inc.	6	117
Prudential Bancorp Inc. (e)	—	4
Prudential Financial Inc.	8	549
Pzena Investment Management Inc. - Class A	1	4
QCR Holdings Inc.	—	4
Radian Group Inc. (e)	6	60
Raymond James Financial Inc.	8	384
RE/MAX Holdings Inc. - Class A (e)	2	70
Realogy Holdings Corp. (c)	10	299
Regional Management Corp. (c)	1	19
Regions Financial Corp.	46	387
Reinsurance Group of America Inc.	2	187
RenaissanceRe Holdings Ltd.	2	292
Renasant Corp.	4	125
Republic Bancorp Inc. - Class A	2	42
Resource America Inc. - Class A	1	9
RLI Corp.	3	182
S&P Global Inc.	9	994
S&T Bancorp Inc.	3	73
Safeguard Scientifics Inc. (c)	2	23
Safety Insurance Group Inc.	2	101
Sandy Spring Bancorp Inc.	2	60
Santander Consumer USA Holdings Inc. (c)	13	133
Seacoast Banking Corp. of Florida (c)	3	48
SEI Investments Co.	7	351
Selective Insurance Group Inc.	5	208
ServisFirst Bancshares Inc. (e)	2	95
Sierra Bancorp	1	15
Signature Bank (c)	3	381
Simmons First National Corp. - Class A	3	131
SLM Corp. (c)	41	255
South State Corp.	2	155
Southside Bancshares Inc.	3	78
Southwest Bancorp Inc. (e)	2	29
St. Joe Co. (c) (e)	4	74
State Auto Financial Corp.	4	80
State Bank Financial Corp.	3	70
State National Cos. Inc.	1	13
State Street Corp.	5	291
Sterling Bancorp	12	194
Stewart Information Services Corp.	2	93
Stifel Financial Corp. (c)	4	140
Stock Yards Bancorp Inc.	2	54
Stonegate Bank	1	36
Stratus Properties Inc. (c)	—	8
Suffolk Bancorp	1	44
Sun Bancorp Inc. (c)	2	33
SunTrust Banks Inc.	13	539
SVB Financial Group (c)	3	258
Synchrony Financial (c)	36	915
Synovus Financial Corp.	11	322
T. Rowe Price Group Inc.	9	657
Talmer Bancorp Inc.	4	71
TCF Financial Corp.	17	210
TD Ameritrade Holding Corp.	20	582
Tejon Ranch Co. (c) (e)	2	41
Territorial Bancorp Inc.	1	29
Texas Capital Bancshares Inc. (c)	4	197
TFS Financial Corp.	5	85
Tiptree Financial Inc. - Class A	3	16
Tompkins Financial Corp. (e)	1	82
Torchmark Corp.	9	527
Towne Bank (e)	1	29
Travelers Cos. Inc.	13	1,524
Trico Bancshares	3	76
Tristate Capital Holdings Inc. (c) (e)	2	33
TrustCo Bank Corp.	10	64
Trustmark Corp.	6	154
U.S. Bancorp	44	1,781
UMB Financial Corp. (e)	4	192
Umpqua Holdings Corp.	14	215
Union Bankshares Corp.	4	106
United Bankshares Inc. (e)	5	179
United Community Banks Inc.	7	128
United Community Financial Corp.	4	22
United Financial Bancorp Inc.	5	59
United Fire Group Inc.	2	102
United Insurance Holdings Corp.	2	39
Universal Insurance Holdings Inc.	4	69
Univest Corp. of Pennsylvania	2	44
Unum Group	13	415
Validus Holdings Ltd.	6	269
Valley National Bancorp	18	160
Virtus Investment Partners Inc. (e)	1	50
Voya Financial Inc.	7	161
Waddell & Reed Financial Inc. - Class A	8	146
Walker & Dunlop Inc. (c)	3	57
Washington Federal Inc.	7	171
Washington Trust Bancorp Inc.	2	78
WashingtonFirst Bankshares Inc.	—	9
Waterstone Financial Inc.	3	47
Webster Financial Corp.	8	283
Wells Fargo & Co.	165	7,789
WesBanco Inc. (e)	4	116
West Bancorp Inc.	1	24
Westamerica Bancorp (e)	2	78
Western Alliance Bancorp (c)	9	287
Westwood Holdings Group Inc.	1	41
White Mountains Insurance Group Ltd.	—	243
Willis Towers Watson Plc	2	206

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Wilshire Bancorp Inc.	8	83
Wintrust Financial Corp.	4	216
WisdomTree Investments Inc. (e)	7	73
World Acceptance Corp. (c) (e)	1	23
WR Berkley Corp.	7	422
WSFS Financial Corp.	3	82
XL Group Plc	8	276
Yadkin Financial Corp.	3	83
Zions Bancorp	8	190
		105,772
HEALTH CARE - 12.0%
Abaxis Inc. (e)	1	62
Abbott Laboratories	38	1,475
AbbVie Inc.	55	3,383
Abiomed Inc. (c)	2	165
Acadia HealthCare Co. Inc. (c)	6	358
ACADIA Pharmaceuticals Inc. (c) (e)	2	58
Accuray Inc. (c) (e)	3	17
Aceto Corp. (e)	3	67
Achillion Pharmaceuticals Inc. (c) (e)	—	—
Acorda Therapeutics Inc. (c) (e)	3	64
Addus HomeCare Corp. (c) (e)	1	19
Aetna Inc.	12	1,444
Agilent Technologies Inc.	10	432
Air Methods Corp. (c) (e)	4	146
Akebia Therapeutics Inc. (c) (e)	—	2
Akorn Inc. (c)	6	174
Albany Molecular Research Inc. (c) (e)	2	26
Alere Inc. (c)	6	261
Alexion Pharmaceuticals Inc. (c)	2	218
Align Technology Inc. (c)	5	377
Alkermes Plc (c)	2	78
Allergan Plc (c)	5	1,220
Alliance HealthCare Services Inc. (c)	1	5
Allscripts-Misys Healthcare Solutions Inc. (c)	11	139
Almost Family Inc. (c)	1	46
Alnylam Pharmaceuticals Inc. (c)	1	75
Amedisys Inc. (c)	3	166
AmerisourceBergen Corp.	2	171
Amgen Inc.	18	2,799
AMN Healthcare Services Inc. (c)	5	192
Amphastar Pharmaceuticals Inc. (c) (e)	2	35
Amsurg Corp. (c)	6	476
Analogic Corp.	1	83
AngioDynamics Inc. (c)	4	54
Anika Therapeutics Inc. (c)	1	80
Anthem Inc.	9	1,215
Aralez Pharmaceuticals Inc. (c) (e)	2	5
Assembly Biosciences Inc. (c)	—	1
athenahealth Inc. (c) (e)	1	177
Atrion Corp.	—	113
Baxter International Inc.	14	642
Becton Dickinson & Co.	5	877
Bio-Rad Laboratories Inc. - Class A (c)	2	259
Bio-Techne Corp.	3	331
Biogen Inc. (c)	8	1,864
BioMarin Pharmaceutical Inc. (c)	2	165
BioScrip Inc. (c) (e)	5	14
BioSpecifics Technologies Corp. (c)	—	20
BioTelemetry Inc. (c)	3	46
Bluebird Bio Inc. (c) (e)	1	52
Boston Scientific Corp. (c)	16	366
Bristol-Myers Squibb Co.	15	1,089
Brookdale Senior Living Inc. (c)	10	158
Bruker Corp.	13	287
Cambrex Corp. (c)	3	145
Cantel Medical Corp.	3	228
Capital Senior Living Corp. (c) (e)	2	43
Cardinal Health Inc.	9	715
Catalent Inc. (c)	14	331
Celgene Corp. (c)	22	2,148
Centene Corp. (c)	14	965
Cerner Corp. (c)	7	419
Charles River Laboratories International Inc. (c)	5	379
Chemed Corp.	2	232
CIGNA Corp.	7	940
Civitas Solutions Inc. (c)	—	2
Community Health Systems Inc. (c) (e)	12	142
Computer Programs & Systems Inc. (e)	1	30
Concert Pharmaceuticals Inc. (c)	—	4
Conmed Corp.	2	97
Cooper Cos. Inc.	2	279
Corvel Corp. (c)	2	87
CR Bard Inc.	3	817
Cross Country Healthcare Inc. (c)	2	33
CryoLife Inc.	2	26
Cumberland Pharmaceuticals Inc. (c)	1	4
Cynosure Inc. - Class A (c)	2	75
DaVita HealthCare Partners Inc. (c)	13	1,033
DENTSPLY SIRONA Inc.	6	386
DepoMed Inc. (c) (e)	4	77
DexCom Inc. (c)	1	62
Edwards Lifesciences Corp. (c)	6	638
Eli Lilly & Co.	24	1,867
Emergent BioSolutions Inc. (c)	4	104
Endo International Plc (c)	6	92
Ensign Group Inc.	5	103
Envision Healthcare Holdings Inc. (c)	12	299
Enzo Biochem Inc. (c)	5	30
ExacTech Inc. (c)	1	31
ExamWorks Group Inc. (c)	3	100
Express Scripts Holding Co. (c)	22	1,644
Five Prime Therapeutics Inc. (c)	3	127
Five Star Quality Care Inc. (c)	3	7
Fluidigm Corp. (c) (e)	1	10
Gilead Sciences Inc.	46	3,861
Globus Medical Inc. - Class A (c)	5	126
Greatbatch Inc. (c)	2	57
Haemonetics Corp. (c)	3	101
Halyard Health Inc. (c)	4	132
Hanger Orthopedic Group Inc. (c)	3	21
Harvard Bioscience Inc. (c)	2	5
HCA Holdings Inc. (c)	8	583
HealthSouth Corp.	11	415
HealthStream Inc. (c)	2	56
Healthways Inc. (c)	3	35
Henry Schein Inc. (c)	3	511
Hill-Rom Holdings Inc.	6	280
HMS Holdings Corp. (c)	7	118
Hologic Inc. (c)	15	529
Horizon Pharma Plc (c) (e)	10	164
Humana Inc.	4	730
ICU Medical Inc. (c)	1	113
Idexx Laboratories Inc. (c)	4	386
Illumina Inc. (c)	4	508
Impax Laboratories Inc. (c)	4	120
IMS Health Holdings Inc. (c)	10	243
INC Research Holdings Inc. - Class A (c)	2	87
Incyte Corp. (c)	5	382
Innoviva Inc.	—	3
Inogen Inc. (c)	1	60
Insys Therapeutics Inc. (c) (e)	3	35
Integra LifeSciences Holdings Corp. (c)	3	218
Intercept Pharmaceuticals Inc. (c) (e)	1	100
Intrexon Corp. (c) (e)	3	71

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Intuitive Surgical Inc. (c)	1	463
Invacare Corp. (e)	2	30
Invitae Corp. (c) (e)	1	11
Jazz Pharmaceuticals Plc (c)	2	260
Johnson & Johnson	67	8,068
Kindred Healthcare Inc.	8	89
Laboratory Corp. of America Holdings (c)	7	860
Landauer Inc. (e)	1	31
Lannett Co. Inc. (c) (e)	3	73
LeMaitre Vascular Inc.	2	23
LHC Group Inc. (c)	2	65
Lifepoint Health Inc. (c)	5	349
Ligand Pharmaceuticals Inc. (c) (e)	1	78
Lipocine Inc. (c) (e)	1	3
LivaNova Plc (c)	2	110
Luminex Corp. (c)	3	67
Magellan Health Services Inc. (c)	2	161
Mallinckrodt Plc (c)	6	373
Masimo Corp. (c)	4	229
McKesson Corp.	7	1,257
Medicines Co. (c)	6	190
Medivation Inc. (c)	7	392
MEDNAX Inc. (c)	7	491
Medtronic Plc	24	2,049
Merck & Co. Inc.	67	3,874
Meridian Bioscience Inc.	4	84
Merit Medical Systems Inc. (c)	3	69
Mettler-Toledo International Inc. (c)	1	432
Molina Healthcare Inc. (c) (e)	5	259
Momenta Pharmaceuticals Inc. (c)	1	6
Mylan NV (c)	10	439
Myriad Genetics Inc. (c) (e)	6	173
National Healthcare Corp.	1	66
National Research Corp. - Class A	1	8
National Research Corp. - Class B (e)	—	3
Natus Medical Inc. (c)	2	84
Nektar Therapeutics (c)	4	50
Neogen Corp. (c)	2	113
Neurocrine Biosciences Inc. (c)	2	90
NuVasive Inc. (c)	4	226
Nuvectra Corp. (c)	1	5
Omnicell Inc. (c)	3	105
Opko Health Inc. (c) (e)	36	336
OraSure Technologies Inc. (c)	4	25
Orthofix International NV (c)	2	64
Owens & Minor Inc.	6	234
PAREXEL International Corp. (c)	5	329
Patterson Cos. Inc.	8	363
PDL BioPharma Inc.	6	18
PerkinElmer Inc.	4	197
Perrigo Co. Plc	2	183
Pfizer Inc.	155	5,441
PharMerica Corp. (c)	3	63
Phibro Animal Health Corp. - Class A	1	22
Premier Inc. - Class A (c)	4	127
Prestige Brands Holdings Inc. (c)	5	278
Providence Services Corp. (c)	2	70
Quality Systems Inc.	5	59
Quest Diagnostics Inc.	12	993
Quidel Corp. (c) (e)	2	28
Quintiles Transnational Holdings Inc. (c)	4	257
Quorum Health Corp. (c)	3	37
Radius Health Inc. (c) (e)	—	12
RadNet Inc. (c)	2	13
Regeneron Pharmaceuticals Inc. (c)	2	594
ResMed Inc.	5	286
Rigel Pharmaceuticals Inc. (c)	6	14
RTI Surgical Inc. (c) (e)	4	13
Sagent Pharmaceuticals Inc. (c) (e)	1	22
Sangamo Biosciences Inc. (c) (e)	1	6
Sciclone Pharmaceuticals Inc. (c)	6	75
SeaSpine Holdings Corp. (c) (e)	1	6
Seattle Genetics Inc. (c) (e)	2	79
Select Medical Holdings Corp. (c)	13	140
Simulations Plus Inc.	1	4
Spectrum Pharmaceuticals Inc. (c)	5	30
St. Jude Medical Inc.	14	1,086
Steris Plc	3	175
Stryker Corp.	8	941
Sucampo Pharmaceuticals Inc. - Class A (c)	3	36
Supernus Pharmaceuticals Inc. (c)	2	49
Surgical Care Affiliates Inc. (c)	4	206
SurModics Inc. (c)	1	19
Symmetry Surgical Inc. (c)	1	10
Taro Pharmaceutical Industries Ltd. (c) (e)	1	175
Team Health Holdings Inc. (c)	5	195
Teleflex Inc.	1	241
Tenet Healthcare Corp. (c) (e)	11	307
Thermo Fisher Scientific Inc.	10	1,476
Triple-S Management Corp. - Class B (c) (e)	2	50
United Therapeutics Corp. (c)	2	223
UnitedHealth Group Inc.	29	4,079
Universal American Corp. (e)	8	62
Universal Health Services Inc. - Class B	7	940
US Physical Therapy Inc.	1	68
Utah Medical Products Inc.	—	13
Varian Medical Systems Inc. (c) (e)	4	320
Vascular Solutions Inc. (c)	1	42
VCI Inc. (c)	6	405
Veeva Systems Inc. - Class A (c)	4	126
Versartis Inc. (c) (e)	—	5
Vertex Pharmaceuticals Inc. (c)	2	189
VWR Corp. (c)	13	368
Waters Corp. (c)	3	366
WellCare Health Plans Inc. (c)	4	471
West Pharmaceutical Services Inc.	5	386
Wright Medical Group NV (c) (e)	7	127
Zafgen Inc. (c) (e)	—	2
Zimmer Biomet Holdings Inc.	3	385
Zoetis Inc. - Class A	16	754
		93,372
INDUSTRIALS - 13.5%
3M Co.	22	3,772
AAON Inc.	5	141
AAR Corp.	3	73
ABM Industries Inc.	4	155
Acacia Research Corp.	2	8
ACCO Brands Corp. (c) (e)	11	111
Actuant Corp. - Class A	5	109
Acuity Brands Inc.	2	461
Advanced Drainage Systems Inc. (e)	3	77
Advisory Board Co. (c)	2	83
AECOM (c)	13	427
Aegion Corp. (c)	3	65
Aerojet Rocketdyne Holdings Inc. (c)	5	94
AeroVironment Inc. (c)	2	54
AGCO Corp.	8	365
Air Lease Corp. - Class A	9	254
Air Transport Services Group Inc. (c)	7	87
Alamo Group Inc.	1	68
Alaska Air Group Inc.	12	680
Albany International Corp. - Class A	2	97
Allegiant Travel Co. (e)	2	242
Allegion Plc	5	340
Allied Motion Technologies Inc.	1	29

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Allison Transmission Holdings Inc.	16	443
Altra Holdings Inc.	2	67
Amerco Inc.	2	572
Ameresco Inc. - Class A (c)	1	5
American Airlines Group Inc.	21	581
American Railcar Industries Inc.	1	37
American Science & Engineering Inc. (e)	—	14
American Woodmark Corp. (c)	2	100
AMETEK Inc.	8	385
AO Smith Corp.	3	297
Apogee Enterprises Inc.	3	116
Applied Industrial Technologies Inc.	3	150
ARC Document Solutions Inc. (c)	4	17
ArcBest Corp.	2	31
Argan Inc. (e)	2	69
Armstrong Flooring Inc. (c)	3	48
Armstrong World Industries Inc. (c)	5	211
Astec Industries Inc.	2	114
Astronics Corp. (c)	2	74
Astronics Corp. - Class B (c) (e)	1	19
Atlas Air Worldwide Holdings Inc. (c)	2	101
Avis Budget Group Inc. (c)	12	371
AZZ Inc.	2	144
B/E Aerospace Inc.	7	318
Babcock & Wilcox Enterprises Inc. (c)	5	75
Barnes Group Inc.	5	176
Barrett Business Services Inc.	—	17
Beacon Roofing Supply Inc. (c)	4	194
BMC Stock Holdings Inc. (c)	5	88
Boeing Co. (e)	22	2,813
Brady Corp. - Brady Corp.	3	100
Briggs & Stratton Corp.	3	73
Brink’s Co.	5	132
Builders FirstSource Inc. (c)	7	78
BWX Technologies Inc.	10	367
C.H. Robinson Worldwide Inc.	7	508
CAI International Inc. (c)	1	7
Carlisle Cos. Inc.	4	466
Casella Waste Systems Inc. - Class A (c)	4	28
Caterpillar Inc.	24	1,819
CBIZ Inc. (c)	6	59
CDI Corp.	1	9
CEB Inc.	2	137
Ceco Environmental Corp.	3	25
Celadon Group Inc.	2	17
Chart Industries Inc. (c)	3	73
Chicago Bridge & Iron Co. NV	7	249
Cintas Corp.	5	463
CIRCOR International Inc. (e)	2	91
Civeo Corp. (c)	8	14
CLARCOR Inc.	4	265
Clean Harbors Inc. (c)	6	328
Colfax Corp. (c)	9	244
Columbus Mckinnon Corp.	2	23
Comfort Systems USA Inc.	3	107
Commercial Vehicle Group Inc. (c)	2	8
Continental Building Products Inc. (c)	3	72
Copa Holdings SA - Class A (e)	3	147
Copart Inc. (c)	11	544
Covanta Holding Corp.	11	188
Covenant Transportation Group Inc. - Class A (c) (e)	1	27
CRA International Inc. (c)	1	20
Crane Co.	6	360
CSX Corp.	25	652
Cubic Corp. (e)	2	93
Cummins Inc.	7	740
Curtiss-Wright Corp.	4	366
Danaher Corp.	11	1,113
Deere & Co.	11	870
Delta Air Lines Inc.	28	1,009
Deluxe Corp.	5	314
DigitalGlobe Inc. (c)	6	124
Donaldson Co. Inc.	13	437
Douglas Dynamics Inc.	2	60
Dover Corp.	11	794
Ducommun Inc. (c)	1	14
Dun & Bradstreet Corp.	3	362
DXP Enterprises Inc. (c)	1	14
Dycom Industries Inc. (c)	4	324
Dynamic Materials Corp.	2	24
Eaton Corp. Plc	11	675
Echo Global Logistics Inc. (c)	3	63
EMCOR Group Inc.	6	293
Emerson Electric Co.	22	1,168
Encore Wire Corp.	2	71
Energy Recovery Inc. (c) (e)	1	11
EnerSys Inc.	4	248
Engility Holdings Inc. (c)	2	32
Ennis Inc.	2	44
EnPro Industries Inc.	1	63
Equifax Inc.	5	597
ESCO Technologies Inc. (e)	2	98
Essendant Inc.	3	104
Esterline Technologies Corp. (c)	3	168
ExOne Co. (c) (e)	1	14
Expeditors International of Washington Inc.	6	273
Exponent Inc.	2	122
Fastenal Co. (e)	10	464
Federal Signal Corp.	5	65
FedEx Corp.	8	1,271
Flowserve Corp.	6	279
Fluor Corp.	12	575
Fortune Brands Home & Security Inc.	5	305
Forward Air Corp.	2	109
Franklin Covey Co. (c)	1	17
Franklin Electric Co. Inc. (e)	4	122
FreightCar America Inc.	1	15
FTI Consulting Inc. (c)	4	162
Fuel Tech Inc. (c)	1	2
G&K Services Inc. - Class A	2	145
GATX Corp. (e)	3	125
Gencor Industries Inc. (c)	—	6
Generac Holdings Inc. (c)	6	220
General Cable Corp. (e)	4	52
General Dynamics Corp.	7	1,031
General Electric Co.	105	3,293
Genesee & Wyoming Inc. - Class A (c) (e)	4	248
Gibraltar Industries Inc. (c)	2	79
Global Brass & Copper Holdings Inc.	2	59
Global Power Equipment Group Inc. (c)	—	1
Golden Ocean Group Ltd. (c) (e)	3	2
Gorman-Rupp Co. (e)	2	54
GP Strategies Corp. (c)	1	30
Graco Inc.	5	416
Graham Corp.	—	7
Granite Construction Inc.	3	141
Great Lakes Dredge & Dock Corp. (c)	7	32
Greenbrier Cos. Inc. (e)	3	89
Griffon Corp.	4	60
H&E Equipment Services Inc. (e)	4	71
Hardinge Inc.	1	15
Harsco Corp.	8	52
Hawaiian Holdings Inc. (c)	6	223
HC2 Holdings Inc. (c) (e)	1	3
HD Supply Holdings Inc. (c)	10	333

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Healthcare Services Group Inc.	3	129
Heartland Express Inc. (e)	7	129
HEICO Corp.	2	144
HEICO Corp. - Class A	3	171
Heidrick & Struggles International Inc.	1	25
Heritage-Crystal Clean Inc. (c)	1	9
Herman Miller Inc.	6	167
Hertz Global Holdings Inc. (c)	41	453
Hexcel Corp.	7	287
Hill International Inc. (c)	4	16
Hillenbrand Inc.	6	173
HNI Corp.	4	195
Honeywell International Inc.	21	2,447
Houston Wire & Cable Co.	1	5
HUB Group Inc. - Class A (c)	3	105
Hubbell Inc.	4	406
Hudson Global Inc.	1	1
Huntington Ingalls Industries Inc.	4	639
Hurco Cos. Inc.	—	9
Huron Consulting Group Inc. (c)	2	123
Hyster-Yale Materials Handling Inc. - Class A (e)	1	67
ICF International Inc. (c)	2	75
IDEX Corp.	3	250
IES Holdings Inc. (c) (e)	2	26
IHS Inc. - Class A (c)	2	233
Illinois Tool Works Inc.	11	1,184
Ingersoll-Rand Plc	17	1,062
InnerWorkings Inc. (c)	4	36
Insperity Inc.	2	183
Insteel Industries Inc.	2	51
Interface Inc.	6	90
Intersections Inc. (c) (e)	1	1
ITT Inc.	10	315
Jacobs Engineering Group Inc. (c)	8	399
JB Hunt Transport Services Inc.	5	433
JetBlue Airways Corp. (c)	27	442
John Bean Technologies Corp.	2	126
Joy Global Inc. (e)	8	167
Kaman Corp. (e)	2	88
Kansas City Southern	7	601
KAR Auction Services Inc.	11	449
KBR Inc.	9	126
Kelly Services Inc. - Class A (e)	3	57
Kennametal Inc.	7	165
Kforce Inc.	3	46
Kimball International Inc. - Class B	4	42
Kirby Corp. (c)	6	345
KLX Inc. (c)	5	147
Knight Transportation Inc.	8	214
Knoll Inc.	5	110
Korn/Ferry International	5	108
Kratos Defense & Security Solutions Inc. (c) (e)	6	23
L-3 Communications Holdings Inc.	3	484
Landstar System Inc.	5	315
Lawson Products Inc. (c)	—	9
Layne Christensen Co. (c) (e)	—	4
LB Foster Co. (e)	1	11
Lennox International Inc.	2	274
Lincoln Electric Holdings Inc.	6	364
Lindsay Corp. (e)	—	27
LMI Aerospace Inc. (c)	1	7
Lockheed Martin Corp.	10	2,416
LSI Industries Inc.	1	13
Lydall Inc. (c)	1	53
Macquarie Infrastructure Co. LLC	2	134
Manitowoc Co. Inc. (e)	10	55
Manitowoc Foodservice Inc. (c)	12	210
Manpower Inc.	5	336
Marten Transport Ltd. (e)	3	54
Masco Corp.	15	461
MasTec Inc. (c) (e)	8	168
Matson Inc.	4	139
Matthews International Corp. - Class A	2	139
McGrath RentCorp	2	66
Mercury Systems Inc. (c)	3	76
Meritor Inc. (c)	8	54
Middleby Corp. (c)	2	251
Miller Industries Inc.	1	26
Mistras Group Inc. (c)	2	56
Mobile Mini Inc. (e)	4	141
Moog Inc. - Class A (c)	3	172
MRC Global Inc. (c)	9	128
MSA Safety Inc.	3	133
MSC Industrial Direct Co. - Class A	4	282
Mueller Industries Inc.	4	131
Mueller Water Products Inc. - Class A	16	187
Multi-Color Corp. (e)	1	76
MYR Group Inc. (c)	2	56
National Presto Industries Inc. (e)	—	28
Navigant Consulting Inc. (c)	4	67
Navistar International Corp. (c) (e)	6	65
NCI Building Systems Inc. (c)	5	86
Neff Corp. (c)	1	11
Nielsen Holdings Plc	17	901
NL Industries Inc. (c)	1	2
NN Inc. (e)	3	41
Nordson Corp.	6	462
Norfolk Southern Corp.	7	629
Nortek Inc. (c)	1	49
Northrop Grumman Systems Corp.	6	1,322
Northwest Pipe Co. (c)	1	11
NOW Inc. (c)	5	96
NV5 Holdings Inc. (c) (e)	—	7
Old Dominion Freight Line Inc. (c)	7	400
On Assignment Inc. (c)	4	151
Orbital ATK Inc.	6	484
Orion Group Holdings Inc. (c)	2	8
Oshkosh Corp.	7	337
Owens Corning Inc.	9	448
P.A.M. Transportation Services (c)	—	5
PACCAR Inc.	21	1,067
Park-Ohio Holdings Corp.	1	36
Parker Hannifin Corp.	8	869
Patrick Industries Inc. (c)	2	120
Pentair Plc	6	358
Performant Financial Corp. (c)	4	6
PGT Inc. (c)	5	53
Pitney Bowes Inc.	12	220
Ply Gem Holdings Inc. (c)	5	68
Powell Industries Inc.	1	36
Preformed Line Products Co.	—	8
Primoris Services Corp.	4	75
Proto Labs Inc. (c) (e)	1	37
Quad/Graphics Inc. - Class A	3	70
Quanex Building Products Corp.	3	52
Quanta Services Inc. (c)	9	211
Radiant Logistics Inc. (c)	3	10
Raven Industries Inc. (e)	2	46
Raytheon Co.	7	958
RBC Bearings Inc. (c)	2	120
Regal-Beloit Corp.	4	211
Republic Services Inc.	23	1,198
Resources Connection Inc.	3	47
Rexnord Corp. (c)	10	195
Roadrunner Transportation Systems Inc. (c)	3	24

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Robert Half International Inc.	6	237
Rockwell Automation Inc.	6	665
Rockwell Collins Inc.	6	479
Rollins Inc.	9	264
Roper Industries Inc.	5	859
RPX Corp. (c)	4	39
RR Donnelley & Sons Co.	24	408
Rush Enterprises Inc. - Class A (c) (e)	3	56
Ryder System Inc.	6	376
Saia Inc. (c)	2	61
Sensata Technologies Holding NV (c)	8	281
SIFCO Industries Inc. (c)	—	1
Simpson Manufacturing Co. Inc.	3	134
SkyWest Inc.	3	88
Snap-On Inc.	2	370
SolarCity Corp. (c) (e)	3	81
Southwest Airlines Co.	27	1,077
SP Plus Corp. (c)	2	47
Sparton Corp. (c)	1	21
Spirit Aerosystems Holdings Inc. - Class A (c)	11	485
Spirit Airlines Inc. (c)	8	347
SPX Corp.	2	33
SPX Flow Technology USA Inc. (c)	4	102
Standex International Corp.	1	91
Stanley Black & Decker Inc.	10	1,130
Steelcase Inc. - Class A	8	107
Stericycle Inc. (c)	2	251
Sterling Construction Co. Inc. (c)	2	7
Sun Hydraulics Corp. (e)	2	70
Supreme Industries Inc. - Class A	2	23
Swift Transporation Co. - Class A (c) (e)	10	151
TAL International Group Inc.	3	36
Taser International Inc. (c) (e)	4	97
Team Inc. (c) (e)	2	49
Teledyne Technologies Inc. (c)	3	342
Tennant Co.	1	67
Terex Corp.	7	145
Tetra Tech Inc.	4	131
Textainer Group Holdings Ltd. (e)	3	29
Textron Inc.	19	686
Thermon Group Holdings Inc. (c)	3	51
Timken Co.	6	185
Titan International Inc. (e)	4	25
Toro Co.	3	306
TransDigm Group Inc. (c)	2	527
TRC Cos. Inc. (c)	2	14
Trex Co. Inc. (c)	2	90
TriMas Corp. (c)	4	76
TriNet Group Inc. (c)	1	25
Trinity Industries Inc. (e)	16	297
Triumph Group Inc.	5	161
TrueBlue Inc. (c)	3	64
Tutor Perini Corp. (c) (e)	4	94
Twin Disc Inc. (e)	1	13
Tyco International Plc	14	600
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	150
Union Pacific Corp.	31	2,672
United Continental Holdings Inc. (c)	17	716
United Parcel Service Inc. - Class B	25	2,642
United Rentals Inc. (c)	10	689
United Technologies Corp.	23	2,391
Universal Forest Products Inc.	2	158
Universal Logistics Holdings Inc.	2	29
US Ecology Inc. (e)	2	88
USA Truck Inc. (c)	1	19
USG Corp. (c)	14	378
Valmont Industries Inc.	2	268
Vectrus Inc. (c)	1	24
Verisk Analytics Inc. (c)	7	590
Veritiv Corp. (c) (e)	1	45
Viad Corp.	2	52
Vicor Corp. (c)	1	14
VSE Corp. (e)	1	40
Wabash National Corp. (c) (e)	6	77
WABCO Holdings Inc. (c)	3	235
Wabtec Corp.	4	257
Waste Connections Inc.	9	661
Waste Management Inc.	14	935
Watsco Inc.	3	419
Watts Water Technologies Inc. - Class A (e)	2	106
Werner Enterprises Inc. (e)	7	158
WESCO Aircraft Holdings Inc. (c)	9	125
WESCO International Inc. (c) (e)	4	205
West Corp.	7	130
Westport Innovations Inc. (c)	2	4
Woodward Governor Co.	6	329
WW Grainger Inc. (e)	4	796
Xerium Technologies Inc. (c)	1	8
XPO Logistics Inc. (c) (e)	8	212
Xylem Inc.	11	510
YRC Worldwide Inc. (c)	2	17
		105,122
INFORMATION TECHNOLOGY - 18.4%
3D Systems Corp. (c) (e)	3	37
Accenture Plc - Class A	22	2,476
ACI Worldwide Inc. (c)	10	196
Activision Blizzard Inc.	10	382
Actua Corp. (c)	4	36
Acxiom Corp. (c)	5	120
Adobe Systems Inc. (c)	8	763
ADTRAN Inc.	5	87
Advanced Energy Industries Inc. (c)	4	151
Advanced Micro Devices Inc. (c) (e)	65	334
Agilysys Inc. (c)	1	9
Akamai Technologies Inc. (c)	9	487
Alliance Data Systems Corp. (c)	3	532
Alpha & Omega Semiconductor Ltd. (c)	3	36
Alphabet Inc. - Class A (c)	5	3,758
Alphabet Inc. - Class C (c)	6	3,890
Amdocs Ltd.	8	464
American Software Inc. - Class A	3	30
Amkor Technology Inc. (c)	23	130
Amphenol Corp. - Class A	12	687
Amtech Systems Inc. (c)	1	5
Analog Devices Inc.	11	632
Anixter International Inc. (c)	3	168
Ansys Inc. (c)	3	294
Apple Inc.	201	19,216
Applied Materials Inc.	29	704
Arista Networks Inc. (c)	4	265
ARRIS International Plc (c)	13	277
Arrow Electronics Inc. (c)	7	428
Aspen Technology Inc. (c)	7	269
Autodesk Inc. (c)	3	142
Automatic Data Processing Inc.	13	1,203
AVG Technologies NV (c)	4	69
Avid Technology Inc. (c)	3	19
Avnet Inc.	8	339
AVX Corp.	9	116
Axcelis Technologies Inc. (c)	12	32
Badger Meter Inc.	1	94
Bankrate Inc. (c)	7	50
Barracuda Networks Inc. (c)	4	56
Bel Fuse Inc. - Class B	1	17

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Belden Inc.	3	184
Benchmark Electronics Inc. (c)	2	38
Black Box Corp.	2	27
Blackbaud Inc.	3	198
Blackhawk Network Holdings Inc. (c)	4	149
Blucora Inc. (c)	4	36
Booz Allen Hamilton Holding Corp. - Class A	9	257
Broadcom Ltd.	7	1,055
Broadridge Financial Solutions Inc.	5	347
Brocade Communications Systems Inc.	35	317
Brooks Automation Inc.	7	78
CA Inc.	30	988
Cabot Microelectronics Corp.	2	86
CACI International Inc. - Class A (c)	2	207
Cadence Design Systems Inc. (c)	12	295
CalAmp Corp. (c)	3	40
Calix Inc. (c)	6	39
Carbonite Inc. (c)	2	22
Cardtronics Inc. (c)	5	204
Cass Information Systems Inc.	1	49
CDK Global Inc.	7	391
CDW Corp.	11	426
Ceva Inc. (c)	2	43
Ciber Inc. (c)	5	8
Ciena Corp. (c)	11	204
Cimpress NV (c)	2	192
Cirrus Logic Inc. (c)	6	235
Cisco Systems Inc.	173	4,959
Citrix Systems Inc. (c)	6	496
Clearfield Inc. (c) (e)	1	11
Cognex Corp.	5	217
Cognizant Technology Solutions Corp. - Class A (c)	14	783
Coherent Inc. (c)	2	175
Cohu Inc.	3	35
CommScope Holding Co. Inc. (c)	6	186
Communications Systems Inc.	1	9
Computer Sciences Corp.	11	549
Computer Task Group Inc.	3	13
comScore Inc. (c)	1	36
Comtech Telecommunications Corp.	1	15
Convergys Corp.	9	227
CoreLogic Inc. (c)	8	292
Corning Inc.	14	286
CoStar Group Inc. (c)	—	87
Covisint Corp. (c) (e)	1	3
Cray Inc. (c)	3	81
Cree Inc. (c) (e)	7	162
CSG Systems International Inc.	4	145
CSRA Inc.	8	189
CTS Corp.	2	27
Cypress Semiconductor Corp. (e)	17	184
Daktronics Inc.	3	20
Datalink Corp. (c)	2	11
Demand Media Inc. (c)	1	4
DHI Group Inc. (c)	5	28
Diebold Inc.	5	116
Digi International Inc. (c)	2	27
Diodes Inc. (c)	4	80
Dolby Laboratories Inc.	4	212
DSP Group Inc. (c)	1	11
DST Systems Inc.	3	400
DTS Inc. (c) (e)	1	25
EarthLink Holdings Corp.	9	58
Eastman Kodak Co. (c) (e)	3	53
eBay Inc. (c)	33	773
EchoStar Corp. - Class A (c)	4	157
Electro Rent Corp.	2	28
Electro Scientific Industries Inc. (c)	3	15
Electronic Arts Inc. (c)	9	665
Electronics for Imaging Inc. (c) (e)	3	150
Ellie Mae Inc. (c)	1	73
EMC Corp.	56	1,526
Emcore Corp. (c)	3	20
EnerNOC Inc. (c) (e)	2	13
Entegris Inc. (c)	12	172
Envestnet Inc. (c)	1	22
EPAM Systems Inc. (c)	3	186
EPIQ Systems Inc. (e)	4	53
ePlus Inc. (c)	—	36
Euronet Worldwide Inc. (c)	4	284
Everi Holdings Inc. (c)	5	6
Everyday Health Inc. (c)	2	12
Exar Corp. (c)	3	27
ExlService Holdings Inc. (c)	2	102
F5 Networks Inc. (c)	3	313
Fabrinet (c)	2	90
Facebook Inc. - Class A (c)	41	4,714
Fair Isaac Corp.	3	328
Fairchild Semiconductor International Inc. (c)	9	173
FARO Technologies Inc. (c)	2	60
FEI Co.	2	245
Fidelity National Information Services Inc.	6	432
Finisar Corp. (c)	10	171
FireEye Inc. (c) (e)	3	43
First Solar Inc. (c)	9	419
Fiserv Inc. (c)	9	955
FleetCor Technologies Inc. (c)	4	638
Flextronics International Ltd. (c)	49	574
FLIR Systems Inc.	12	365
FormFactor Inc. (c)	7	62
Forrester Research Inc.	1	51
Fortinet Inc. (c)	2	63
Frequency Electronics Inc. (c)	1	9
Gartner Inc. - Class A (c)	3	280
Genpact Ltd. (c)	8	227
GigPeak Inc. (c) (e)	4	9
Global Payments Inc.	10	738
Globalscape Inc.	1	2
Globant SA (c)	1	51
Glu Mobile Inc. (c) (e)	—	—
GrubHub Inc. (c) (e)	6	176
GSI Technology Inc. (c)	1	3
GTT Communications Inc. (c) (e)	4	67
Guidewire Software Inc. (c)	3	177
Hackett Group Inc.	3	36
Harmonic Inc. (c) (e)	8	21
Harris Corp.	5	408
Hewlett Packard Enterprise Co. (e)	46	834
Higher One Holdings Inc. (c)	3	13
HP Inc.	51	639
IAC/InterActiveCorp.	5	278
II-VI Inc. (c)	6	108
Infinera Corp. (c)	5	59
Ingram Micro Inc. - Class A	11	373
Insight Enterprises Inc. (c)	4	99
Integrated Device Technology Inc. (c)	10	199
Intel Corp.	203	6,643
InterDigital Inc.	4	200
Internap Corp. (c)	5	10
International Business Machines Corp.	32	4,856
Intersil Corp. - Class A	8	109
Intevac Inc. (c) (e)	1	6
IntraLinks Holdings Inc. (c) (e)	5	32
Intuit Inc.	8	939
IPG Photonics Corp. (c) (e)	4	315

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Itron Inc. (c)	3	142
Ixia (c)	5	50
IXYS Corp.	3	31
j2 Global Inc.	4	229
Jabil Circuit Inc.	20	371
Jack Henry & Associates Inc.	4	310
Juniper Networks Inc.	17	373
Kemet Corp. (c)	2	5
Key Tronic Corp. (c)	—	3
Keysight Technologies Inc. (c)	15	444
Kimball Electronics Inc. (c)	2	29
KLA-Tencor Corp.	7	529
Knowles Corp. (c) (e)	3	44
Kopin Corp. (c)	4	8
Kulicke & Soffa Industries Inc. (c)	7	86
KVH Industries Inc. (c)	1	5
Lam Research Corp. (e)	9	719
Lattice Semiconductor Corp. (c) (e)	7	39
Leidos Holdings Inc.	7	324
Lexmark International Inc. - Class A	6	209
Limelight Networks Inc. (c)	7	11
Linear Technology Corp.	10	443
LinkedIn Corp. - Class A (c)	1	197
Lionbridge Technologies Inc. (c)	6	23
Liquidity Services Inc. (c)	1	11
Littelfuse Inc.	1	172
Lumentum Holdings Inc. (c)	3	68
M/A-COM Technology Solutions Holdings Inc. (c) (e)	3	108
Magnachip Semiconductor Corp. (c) (e)	2	14
Manhattan Associates Inc. (c)	5	339
Mantech International Corp. - Class A	2	78
Marchex Inc. - Class B (c)	3	9
Marvell Technology Group Ltd.	38	365
MasterCard Inc. - Class A	34	2,994
Maxim Integrated Products Inc.	6	214
MAXIMUS Inc.	6	344
MaxLinear Inc. - Class A (c)	4	68
Maxwell Technologies Inc. (c) (e)	3	17
MeetMe Inc. (c)	6	34
Mentor Graphics Corp.	8	179
Mesa Laboratories Inc.	—	25
Methode Electronics Inc.	3	103
Microchip Technology Inc. (e)	7	342
Micron Technology Inc. (c)	37	513
Microsemi Corp. (c)	6	186
Microsoft Corp.	225	11,526
MicroStrategy Inc. - Class A (c)	1	152
MKS Instruments Inc.	5	203
ModusLink Global Solutions Inc. (c) (e)	6	7
MoneyGram International Inc. (c)	3	24
Monolithic Power Systems Inc.	1	91
Monotype Imaging Holdings Inc.	3	77
Monster Worldwide Inc. (c)	9	21
Motorola Solutions Inc.	6	401
MTS Systems Corp. (e)	1	58
Multi-Fineline Electronix Inc. (c)	2	40
Nanometrics Inc. (c)	1	27
National Instruments Corp.	7	188
NCI Inc. - Class A	1	9
NCR Corp. (c)	12	337
NeoPhotonics Corp. (c)	3	29
NetApp Inc.	17	414
NetGear Inc. (c)	3	122
NetScout Systems Inc. (c)	7	154
NetSuite Inc. (c)	1	42
NeuStar Inc. - Class A (c) (e)	3	74
NIC Inc.	4	93
Novanta Inc. (c)	3	49
Novatel Wireless Inc. (c) (e)	3	4
Nuance Communications Inc. (c)	18	287
NVE Corp.	—	27
Nvidia Corp. (e)	17	792
ON Semiconductor Corp. (c)	45	399
Oracle Corp.	77	3,160
OSI Systems Inc. (c)	2	91
Palo Alto Networks Inc. (c)	1	118
Park Electrochemical Corp.	2	31
Paychex Inc.	15	882
Paycom Software Inc. (c) (e)	3	139
PayPal Holdings Inc. (c)	11	413
PC Connection Inc.	3	60
PCM Inc. (c)	1	12
PDF Solutions Inc. (c)	2	33
Pegasystems Inc.	5	146
Perceptron Inc. (c) (e)	1	5
Perficient Inc. (c)	3	51
PFSweb Inc. (c) (e)	2	22
Photronics Inc. (c)	6	53
Planet Payment Inc. (c)	4	19
Plantronics Inc.	3	110
Plexus Corp. (c)	3	120
Polycom Inc. (c)	11	127
Power Integrations Inc.	1	74
PRG-Schultz International Inc. (c)	1	5
Progress Software Corp. (c)	3	83
PTC Inc. (c)	4	133
QAD Inc. - Class A	1	19
QLogic Corp. (c)	7	108
Qorvo Inc. (c)	4	198
QUALCOMM Inc.	36	1,934
Qualys Inc. (c)	1	42
QuinStreet Inc. (c)	2	8
Rackspace Hosting Inc. (c)	14	298
Radisys Corp. (c)	4	20
Rambus Inc. (c)	8	94
RealNetworks Inc. (c)	2	9
Red Hat Inc. (c)	5	393
Reis Inc.	1	15
RetailMeNot Inc. - Class A (c)	3	23
Richardson Electronics Ltd. (e)	1	3
Rightside Group Ltd. (c) (e)	1	9
Rofin-Sinar Technologies Inc. (c) (e)	3	82
Rogers Corp. (c) (e)	1	81
Rosetta Stone Inc. (c) (e)	2	12
Rovi Corp. (c)	8	119
Rubicon Project Inc. (c)	3	43
Rudolph Technologies Inc. (c)	2	37
Sabre Corp.	12	323
Salesforce.com Inc. (c)	6	507
Sanmina Corp. (c)	7	196
ScanSource Inc. (c)	2	85
Science Applications International Corp.	5	304
SciQuest Inc. (c)	1	13
SeaChange International Inc. (c)	2	7
Seagate Technology (e)	12	294
Semtech Corp. (c)	4	95
ServiceNow Inc. (c)	2	135
ServiceSource International Inc. (c) (e)	1	2
ShoreTel Inc. (c)	4	23
Shutterstock Inc. (c) (e)	1	48
Sigma Designs Inc. (c)	4	25
Silicon Laboratories Inc. (c)	2	111
Silver Spring Networks Inc. (c)	4	45
Skyworks Solutions Inc.	10	634
Sonus Networks Inc. (c)	3	29

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Splunk Inc. (c)	1	71
SS&C Technologies Holdings Inc.	7	186
Stamps.com Inc. (c) (e)	1	65
Stratasys Ltd. (c) (e)	3	69
SunPower Corp. (c) (e)	8	131
Super Micro Computer Inc. (c)	4	109
Sykes Enterprises Inc. (c)	4	112
Symantec Corp.	10	202
Synaptics Inc. (c) (e)	4	191
Synchronoss Technologies Inc. (c)	3	108
SYNNEX Corp.	4	354
Synopsys Inc. (c)	8	439
Syntel Inc. (c)	6	254
Systemax Inc. (c)	2	15
Tableau Software Inc. - Class A (c)	1	44
Take-Two Interactive Software Inc. (c)	2	92
Tangoe Inc. (c)	1	5
TE Connectivity Ltd.	12	702
Tech Data Corp. (c)	3	235
TechTarget Inc. (c)	1	6
TeleNav Inc. (c)	3	18
TeleTech Holdings Inc.	4	116
Teradata Corp. (c)	4	108
Teradyne Inc.	18	346
Tessco Technologies Inc.	1	9
Tessera Technologies Inc.	5	143
Texas Instruments Inc. (e)	33	2,058
TiVo Inc. (c)	7	71
Total System Services Inc.	8	430
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd. (e)	10	127
Travelzoo Inc. (c)	—	2
Tremor Video Inc. (c)	1	3
Trimble Navigation Ltd. (c)	13	327
TTM Technologies Inc. (c)	8	63
Twitter Inc. (c) (e)	3	48
Tyler Technologies Inc. (c)	1	157
Ubiquiti Networks Inc. (c) (e)	6	238
Ultimate Software Group Inc. (c)	1	151
Ultra Clean Holdings Inc. (c)	2	10
Ultratech Inc. (c)	3	62
Unisys Corp. (c) (e)	4	29
United Online Inc (c)	2	17
Universal Display Corp. (c) (e)	2	124
USA Technologies Inc. (c) (e)	4	15
Vantiv Inc. - Class A (c)	11	595
VASCO Data Security International Inc. (c) (e)	—	3
Veeco Instruments Inc. (c)	3	54
VeriFone Systems Inc. (c)	10	179
Verint Systems Inc. (c)	2	59
VeriSign Inc. (c) (e)	4	317
ViaSat Inc. (c) (e)	4	277
Viavi Solutions Inc. (c)	14	93
Virtusa Corp. (c)	1	42
Visa Inc. - Class A	50	3,727
Vishay Intertechnology Inc. (e)	11	137
Vishay Precision Group Inc. (c)	1	9
VMware Inc. - Class A (c) (e)	1	74
Web.com Group Inc. (c)	5	96
WebMD Health Corp. (c) (e)	2	138
Westell Technologies Inc. - Class A (c)	3	2
Western Digital Corp.	10	483
Western Union Co.	23	444
WEX Inc. (c)	3	241
Workday Inc. - Class A (c)	1	94
Xcerra Corp. (c)	6	33
Xerox Corp.	36	345
Xilinx Inc.	11	519
XO Group Inc. (c)	2	31
Xura Inc. (c)	1	23
Yahoo! Inc. (c)	16	597
Yelp Inc. - Class A (c)	—	1
Zebra Technologies Corp. - Class A (c)	3	127
Zedge Inc. - Class B (c)	1	3
Zillow Group Inc. - Class A (c) (e)	4	135
Zillow Group Inc. - Class C (c) (e)	9	311
Zixit Corp. (c)	3	12
Zynga Inc. - Class A (c)	56	139
		143,426
MATERIALS - 4.5%
A. Schulman Inc.	3	66
AEP Industries Inc.	1	53
Air Products & Chemicals Inc.	6	884
AK Steel Holding Corp. (c) (e)	19	89
Albemarle Corp.	8	609
Alcoa Inc. (e)	39	361
Allegheny Technologies Inc. (e)	7	94
American Vanguard Corp. (e)	4	54
Ampco-Pittsburgh Corp.	1	10
AptarGroup Inc.	6	486
Ashland Inc.	3	391
Avery Dennison Corp.	8	635
Axiall Corp.	5	161
Balchem Corp. (e)	2	141
Ball Corp. (e)	6	437
Bemis Co. Inc.	10	493
Berry Plastics Group Inc. (c)	8	317
Boise Cascade Co. (c)	3	75
Cabot Corp.	5	233
Calgon Carbon Corp.	5	62
Carpenter Technology Corp.	5	151
Celanese Corp. - Class A	8	499
Century Aluminum Co. (c) (e)	7	43
CF Industries Holdings Inc.	17	416
Chase Corp.	1	43
Chemtura Corp. (c)	5	120
Clearwater Paper Corp. (c)	2	115
Cliffs Natural Resources Inc. (c) (e)	—	2
Coeur d’Alene Mines Corp. (c) (e)	12	125
Commercial Metals Co.	11	178
Compass Minerals International Inc. (e)	4	261
Core Molding Technologies Inc. (c)	1	11
Crown Holdings Inc. (c)	7	332
Deltic Timber Corp. (e)	—	31
Domtar Corp.	5	186
Dow Chemical Co.	34	1,696
E. I. du Pont de Nemours & Co.	19	1,242
Eagle Materials Inc.	4	283
Eastman Chemical Co.	13	856
Ecolab Inc.	7	832
Ferro Corp. (c)	6	83
Ferroglobe Plc	5	42
Flotek Industries Inc. (c) (e)	2	20
FMC Corp.	6	264
Freeport-McMoran Inc. - Class B (e)	64	710
FutureFuel Corp.	3	35
GCP Applied Technologies Inc. (c)	3	82
Graphic Packaging Holding Co.	36	456
Greif Inc. - Class A	2	90
Greif Inc. - Class B (e)	1	29
Handy & Harman Ltd. (c)	—	13
Hawkins Inc.	1	31
Haynes International Inc.	1	36
HB Fuller Co.	5	217
Headwaters Inc. (c)	8	148

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Hecla Mining Co.	36	185
Huntsman Corp.	27	357
Ingevity Corp. (c)	2	57
Innophos Holdings Inc.	1	63
Innospec Inc.	2	90
International Flavors & Fragrances Inc.	3	323
International Paper Co.	21	880
Intrepid Potash Inc. (c)	2	2
Kaiser Aluminum Corp.	1	99
KapStone Paper and Packaging Corp.	10	131
KMG Chemicals Inc.	1	20
Koppers Holdings Inc. (c) (e)	2	71
Kraton Performance Polymers Inc. (c)	3	78
Kronos Worldwide Inc. (e)	3	18
Louisiana-Pacific Corp. (c)	11	184
LSB Industries Inc. (c) (e)	3	33
LyondellBasell Industries NV - Class A	13	932
Martin Marietta Materials Inc.	3	611
Materion Corp.	2	50
Mercer International Inc.	7	57
Minerals Technologies Inc.	3	165
Monsanto Co.	14	1,432
Mosaic Co.	16	423
Myers Industries Inc.	3	43
Neenah Paper Inc.	2	116
NewMarket Corp.	1	347
Newmont Mining Corp.	26	1,036
Nucor Corp.	16	812
Olin Corp.	11	276
Olympic Steel Inc.	1	29
Omnova Solutions Inc. (c)	3	24
Owens-Illinois Inc. (c)	16	288
P.H. Glatfelter Co.	3	63
Packaging Corp. of America	9	587
Platform Specialty Products Corp. (c) (e)	14	126
PolyOne Corp.	8	285
PPG Industries Inc.	8	794
Praxair Inc.	10	1,084
Quaker Chemical Corp.	1	104
Rayonier Advanced Materials Inc.	3	44
Real Industry Inc. (c)	2	15
Reliance Steel & Aluminum Co.	6	452
Rentech Inc. (c)	—	1
Resolute Forest Products (c) (e)	6	33
Royal Gold Inc.	5	339
RPM International Inc.	5	272
Ryerson Holding Corp. (c) (e)	3	46
Schnitzer Steel Industries Inc. - Class A (e)	3	47
Schweitzer-Mauduit International Inc.	2	87
Scotts Miracle-Gro Co. - Class A	7	490
Sealed Air Corp.	9	429
Sensient Technologies Corp.	3	194
Sherwin-Williams Co.	3	778
Silgan Holdings Inc.	7	358
Sonoco Products Co.	10	501
Southern Copper Corp. (e)	4	112
Steel Dynamics Inc.	17	405
Stepan Co.	2	123
Stillwater Mining Co. (c) (e)	11	128
SunCoke Energy Inc.	5	30
TimkenSteel Corp. (e)	5	43
Trecora Resources (c)	2	20
Tredegar Corp.	2	32
Trinseo SA	5	223
Tronox Ltd. - Class A	4	19
United States Lime & Minerals Inc.	1	29
United States Steel Corp. (e)	11	187
Universal Stainless & Alloy Products Inc. (c)	1	8
US Concrete Inc. (c)	2	110
Valspar Corp.	5	583
Vulcan Materials Co.	6	711
Westlake Chemical Corp.	6	262
WestRock Co.	7	279
Worthington Industries Inc.	4	157
WR Grace & Co.	3	246
		35,397
TELECOMMUNICATION SERVICES - 2.9%
8x8 Inc. (c)	1	10
Alaska Communications Systems Group Inc. (c) (e)	3	5
AT&T Inc.	216	9,353
ATN International Inc.	1	92
Boingo Wireless Inc. (c)	2	20
CenturyLink Inc. (e)	50	1,444
Cincinnati Bell Inc. (c)	19	88
Cogent Communications Holdings Inc. (e)	4	145
Consolidated Communications Holdings Inc. (e)	5	147
Fairpoint Communications Inc. (c) (e)	1	15
Frontier Communications Corp. (e)	53	261
General Communication Inc. - Class A (c)	3	54
Hawaiian Telcom Holdco Inc. (c)	1	21
IDT Corp. - Class B	2	30
Inteliquent Inc.	3	63
Intelsat SA (c) (e)	3	8
Level 3 Communications Inc. (c)	8	416
Lumos Networks Corp. (c)	2	29
ORBCOMM Inc. (c)	6	56
SBA Communications Corp. (c)	4	475
Shenandoah Telecommunications Co.	5	179
Spok Holdings Inc.	2	40
Sprint Corp. - Class A (c) (e)	66	300
T-Mobile US Inc. (c)	12	526
Telephone & Data Systems Inc.	10	301
US Cellular Corp. (c)	2	84
Verizon Communications Inc.	150	8,357
Vonage Holdings Corp. (c)	15	93
Windstream Holdings Inc. (e)	10	93
		22,705
UTILITIES - 3.9%
AES Corp.	23	285
AGL Resources Inc.	9	579
Allete Inc.	4	255
Alliant Energy Corp.	8	304
Ameren Corp.	8	442
American Electric Power Co. Inc.	12	831
American States Water Co.	3	127
American Water Works Co. Inc.	6	517
Aqua America Inc.	7	248
Artesian Resources Corp. - Class A	1	32
Atmos Energy Corp.	8	619
Avangrid Inc.	4	175
Avista Corp.	5	236
Black Hills Corp.	4	268
California Water Service Group (e)	4	139
Calpine Corp. (c)	36	529
CenterPoint Energy Inc.	15	358
Chesapeake Utilities Corp.	1	75
CMS Energy Corp.	10	436
Connecticut Water Services Inc.	1	43
Consolidated Edison Inc.	9	693
Consolidated Water Co. Ltd. (e)	2	24
Delta Natural Gas Co. Inc. (e)	—	3
Dominion Resources Inc.	15	1,161

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
DTE Energy Co.	6	602
Duke Energy Corp.	16	1,415
Dynegy Inc. (c) (e)	10	169
Edison International	8	608
El Paso Electric Co.	3	159
Empire District Electric Co.	3	115
Entergy Corp.	6	518
Eversource Energy	11	654
Exelon Corp.	22	803
FirstEnergy Corp.	14	504
Genie Energy Ltd. - Class B (e)	2	13
Great Plains Energy Inc.	12	368
Hawaiian Electric Industries Inc.	6	200
IDACORP Inc.	4	318
ITC Holdings Corp.	11	531
MDU Resources Group Inc.	16	374
MGE Energy Inc.	3	157
Middlesex Water Co.	1	51
National Fuel Gas Co.	7	394
New Jersey Resources Corp.	7	261
NextEra Energy Inc.	11	1,456
NiSource Inc.	23	612
Northwest Natural Gas Co.	2	149
NorthWestern Corp. (e)	4	252
NRG Energy Inc.	24	358
NRG Yield Inc. - Class A (e)	3	40
NRG Yield Inc. - Class C (e)	5	82
OGE Energy Corp.	7	229
ONE Gas Inc.	4	275
Ormat Technologies Inc.	4	195
Otter Tail Corp. (e)	3	93
Pattern Energy Group Inc. - Class A (e)	5	116
PG&E Corp.	12	755
Piedmont Natural Gas Co. Inc.	6	341
Pinnacle West Capital Corp.	4	305
PNM Resources Inc.	7	232
Portland General Electric Co.	7	315
PPL Corp.	16	609
Public Service Enterprise Group Inc.	12	560
Questar Corp.	13	326
SCANA Corp.	5	366
Sempra Energy	6	640
SJW Corp.	1	56
South Jersey Industries Inc.	6	195
Southern Co.	22	1,205
Southwest Gas Corp.	4	313
Spark Energy Inc. - Class A (e)	1	23
Spire Inc. (e)	4	267
Talen Energy Corp. (c)	9	121
TECO Energy Inc. (e)	17	473
UGI Corp.	16	722
Unitil Corp.	1	49
Vectren Corp.	6	341
WEC Energy Group Inc.	8	537
Westar Energy Inc.	9	487
WGL Holdings Inc.	4	294
Xcel Energy Inc.	12	542
York Water Co.	1	26
		30,550
Total Common Stocks (cost $680,388)		776,922
RIGHTS - 0.0%
Casa Lay (c) (f) (p) (q)	14	14
Community Health Systems Inc. (c)	8	—
Dyax Corp. (c) (f) (p) (q)	3	3
Property Development Center (c) (f) (p) (q)	14	1
Total Rights (cost $18)		18
SHORT TERM INVESTMENTS - 4.0%
Investment Company - 0.6%
JNL Money Market Fund, 0.26% (a) (h)	4,941	4,941
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	26,551	26,551
Total Short Term Investments (cost $31,492)		31,492
Total Investments - 103.5% (cost $711,898)		808,432
Other Assets and Liabilities, Net - (3.5%)		(27,678)
Total Net Assets - 100.0%		$780,754

Portfolio Composition:	Percentage of Total Investments
Information Technology	17.7%
Consumer Discretionary	15.7
Financials	13.1
Industrials	13.0
Health Care	11.6
Consumer Staples	8.6
Energy	5.4
Materials	4.4
Utilities	3.8
Telecommunication Services	2.8
Short Term Investments	3.9
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 51.3%
Ajax Mortgage Loan Trust, 4.25%, 07/25/47 (k) (r)	$4,975	$4,974
ALM XIV Ltd., 2.73%, 07/28/26 (i) (r)	4,000	3,970
ALM XIX LLC
2.18%, 07/15/28 (i) (r)	5,000	4,986
2.83%, 07/15/28 (i) (r)	5,000	5,010
Alternative Loan Trust REMIC
6.00%, 08/25/36	2,243	1,948
6.50%, 10/25/36	1,801	1,490
Anchorage Capital CLO 5 Ltd., 2.23%, 10/15/26 (i) (r)	1,000	994
Apidos CLO XX, 2.98%, 01/19/27 (i) (r)	1,000	988
Ares IIIR/IVR CLO Ltd., 0.85%, 04/16/21 (i) (r)	413	408
Avant Loans Funding Trust, 3.92%, 08/15/17 (r)	450	451
Avery Point CLO Ltd., 2.16%, 04/25/26 (i) (r)	5,000	4,977
Baker Street Funding CLO Ltd., 1.10%, 12/15/18 (i) (r)	1,000	992
Banc of America Alternative Loan Trust REMIC
6.00%, 11/25/35	1,770	1,663
6.50%, 02/25/36	1,368	1,284
Banc of America Commercial Mortgage Trust REMIC
5.45%, 09/10/16	137	138
5.77%, 10/10/17 (i)	160	165
Banc of America Re-Remic Trust, 5.95%, 06/15/17 (i) (r)	2,467	2,550
Battalion CLO Ltd., 1.43%, 07/14/22 (i) (r)	1,000	952
BBCMS Trust REMIC, 4.43%, 09/10/20 (i) (r)	425	427

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bear Stearns ALT-A Trust REMIC, 3.05%, 07/25/36 (i)	9,433	7,783
Bear Stearns Asset Backed Securities Trust REMIC, 0.87%, 07/25/36 (i)	4,929	4,868
Bear Stearns Commercial Mortgage Securities, 5.58%, 09/11/41 (i)	400	400
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	1,704	1,735
BlueMountain CLO Ltd.
2.06%, 11/20/24 (i) (r)	1,000	999
1.83%, 05/15/25 (i) (r)	1,000	991
2.09%, 07/20/26 (i) (r)	1,500	1,493
2.11%, 10/15/26 (i) (r)	1,000	999
2.71%, 01/20/27 (i) (r)	500	498
3.66%, 01/20/27 (i) (r)	500	492
2.88%, 04/13/27 (i) (r)	500	499
4.18%, 07/18/27 (i) (r)	500	440
2.11%, 10/20/27 (i) (r)	500	497
CAM Mortgage Trust REMIC, 4.00%, 01/15/56 (i) (r)	8,055	8,036
Carlyle Global Market Strategies, 1.86%, 04/20/22 (i) (r)	2,500	2,494
Carlyle Global Market Strategies CLO Ltd.
2.02%, 01/20/25 (i) (r)	1,000	998
2.38%, 04/18/25 (i) (r)	1,000	979
2.73%, 07/27/26 (i) (r)	3,000	2,977
Carlyle High Yield Partners X Ltd., 0.85%, 04/19/22 (i) (r)	582	571
Cent CLO 21 Ltd., 2.12%, 07/27/26 (i) (r)	500	494
CFCRE Commercial Mortgage Trust REMIC
5.04%, 04/10/26 (i)	2,332	2,327
Interest Only, 1.26%, 12/12/25 (i)	5,135	397
Interest Only, 1.94%, 05/10/58 (i)	18,917	2,362
Churchill Financial Cayman Ltd., 0.89%, 07/10/19 (i) (r)	7,322	7,321
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (i)	2,399	2,408
3.14%, 12/10/24	461	484
4.58%, 01/10/25 (i)	828	788
4.65%, 11/10/25	311	309
6.34%, 12/10/49 (i)	2,332	2,408
6.34%, 12/10/49 (i)	420	436
Interest Only, 1.46%, 03/10/47 (i)	41,377	2,700
Interest Only, 1.45%, 05/10/47 (i)	37,425	2,740
Interest Only, 1.06%, 11/13/48 (i)	4,052	231
Interest Only, 1.51%, 02/10/49 (i)	4,344	404
Interest Only, 1.98%, 04/10/49 (i)	8,632	1,144
Interest Only, 1.88%, 04/15/49 (i)	7,714	919
Citigroup Mortgage Loan Trust REMIC, 3.50%, 10/25/33 (i) (r)	2,648	2,703
CitiMortgage Alternative Loan Trust REMIC, 6.00%, 07/25/36	2,128	1,877
Clydesdale CLO Ltd., 2.08%, 12/19/18 (i) (r)	1,000	954
COBALT CMBS Commercial Mortgage Trust REMIC, 5.96%, 07/15/17 (i)	2,332	2,405
COMM Mortgage Trust REMIC
4.50%, 02/10/25 (i) (r)	1,750	1,299
4.80%, 12/10/25 (i)	450	448
Interest Only, 1.54%, 10/10/46 (i)	40,747	2,707
Interest Only, 1.21%, 10/10/48 (i)	5,378	375
Commercial Mortgage Loan Trust REMIC, 6.30%, 09/10/17 (i)	1,108	1,149
Commercial Mortgage Pass-Through Certificates REMIC, 4.80%, 10/10/25 (i)	306	309
Commercial Mortgage Trust REMIC
5.87%, 08/10/17 (i)	362	374
Interest Only, 1.50%, 06/10/47 (i)	39,946	2,717
Commonbond Student Loan Trust, 3.32%, 05/25/40 (r)	3,942	3,989
Conn’s Receivables Funding LLC, 4.57%, 09/15/20 (r)	3,526	3,524
Credit Suisse Commercial Mortgage Trust REMIC
5.51%, 09/15/16	241	241
6.14%, 07/15/17 (i)	400	405
6.27%, 02/15/41 (i) (r)	120	125
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 12/25/35	1,708	1,617
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	251	259
5.34%, 12/15/39	2,336	2,358
CSAIL Commercial Mortgage Trust REMIC, 4.74%, 11/18/25 (i)	309	302
CSMC Trust REMIC
5.69%, 04/16/17 (i) (r)	1,185	1,198
3.29%, 08/15/17 (i) (r)	500	481
DBJPM Mortgage Trust REMIC
3.51%, 05/10/49 (i)	801	715
Interest Only, 1.66%, 05/10/49 (i)	13,776	1,478
Deutsche Alt-A Securities Mortgage Loan Trust REMIC, 0.75%, 09/25/47 (i)	2,685	2,097
Dorchester Park CLO Ltd., 3.83%, 01/20/27 (i) (r)	1,000	986
Dryden XXXI Senior Loan Fund, 2.53%, 04/18/26 (i) (r)	2,000	1,966
Dryden XXXIII Senior Loan Fund, 2.63%, 07/15/26 (i) (r)	1,750	1,728
FirstKey Mortgage Trust REMIC, 3.50%, 12/25/33 (i) (r)	9,262	9,467
Flatiron CLO Ltd., 0.86%, 10/15/21 (i) (r)	453	446
Franklin CLO VI Ltd., 0.86%, 08/09/19 (i) (r)	826	810
FREMF Mortgage Trust REMIC, 4.19%, 02/25/26 (i) (r)	1,489	1,428
Galaxy XV CLO Ltd.
1.88%, 04/15/25 (i) (r)	1,000	992
2.48%, 04/15/25 (i) (r)	1,000	984
Galaxy XVIII CLO Ltd., 2.10%, 10/15/26 (i) (r)	5,000	4,953
GE Capital Commercial Mortgage Corp. REMIC, 5.52%, 03/10/44 (i)	1,840	1,825
GE Commercial Mortgage Corp Series Trust REMIC, 5.61%, 12/10/49 (i)	500	484
Grant Grove CLO Ltd., 0.89%, 01/25/21 (i) (r)	4,820	4,817
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	400	407
6.24%, 09/10/17 (i)	1,481	1,488
GS Mortgage Securities Trust REMIC
5.99%, 05/10/17 (i)	1,997	2,047
4.66%, 11/10/47 (i) (r)	201	155
Interest Only, 1.53%, 10/10/25 (i)	3,486	313
Interest Only, 1.34%, 04/10/47 (i)	10,714	656
Interest Only, 1.01%, 09/10/47 (i)	10,584	529
Interest Only, 0.99%, 11/10/48 (i)	5,731	344
GSCCRE Commercial Mortgage Trust, 3.19%, 08/15/17 (i) (r)	1,518	1,495
Home Equity Loan Trust REMIC, 0.61%, 04/25/37 (i)	3,000	2,609
ING IM CLO Ltd., 1.86%, 03/14/22 (i) (r)	265	264
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 10/15/25 (i)	420	392
4.77%, 11/15/25 (i)	359	357
Interest Only, 1.26%, 08/15/47 (i)	13,486	881
Interest Only, 1.12%, 09/15/47 (i)	48,883	2,755
Interest Only, 1.87%, 06/15/49 (i)	35,036	3,915

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
6.07%, 01/12/18	384	398
5.37%, 05/15/47	408	407
5.89%, 02/12/49 (i)	415	423
6.20%, 02/15/51 (i)	350	363
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	2,250	2,284
5.47%, 02/12/17 (i)	400	403
5.93%, 05/15/17 (i)	318	324
5.93%, 06/15/17 (i)	411	411
6.09%, 09/12/17 (i)	500	522
6.19%, 11/15/17 (i)	413	420
5.48%, 05/15/45 (i)	2,328	2,331
6.28%, 02/12/51 (i)	400	398
Interest Only, 1.31%, 01/15/49 (i)	4,995	337
LB Commercial Mortgage Trust REMIC
6.12%, 06/15/17 (i) (r)	557	576
6.12%, 06/15/17 (i)	3,004	3,099
LB-UBS Commercial Mortgage Trust REMIC
5.46%, 01/15/17	244	247
5.99%, 06/15/38 (i)	428	428
5.48%, 02/15/40	500	503
6.45%, 09/15/45 (i)	2,332	2,333
LCM LP, 2.13%, 07/15/26 (i) (r)	1,000	997
LSTAR Commercial Mortgage Trust Interest Only, 1.96%, 06/10/25 (f) (i) (r)	17,573	1,767
Madison Park Funding IV Ltd., 0.95%, 03/22/21 (i) (r)	500	482
Madison Park Funding Ltd., 2.50%, 06/15/22 (i) (r)	1,000	995
Madison Park Funding XV Ltd., 3.03%, 01/27/26 (i) (r)	1,000	1,006
Madison Park Funding XVI Ltd., 3.63%, 04/20/26 (i) (r)	1,000	973
MarketPlace Loan Trust, 4.00%, 10/15/21 (f) (r)	501	500
Merrill Lynch Mortgage Trust REMIC
6.02%, 07/12/17 (i)	411	404
5.74%, 05/12/39 (i)	279	277
5.80%, 08/12/43 (i)	2,336	2,327
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/14/48	1,071	1,083
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	2,117	2,179
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.68%, 09/15/25 (i)	420	416
3.06%, 10/15/25 (r)	550	380
3.24%, 11/15/25 (r)	297	189
4.69%, 11/15/25 (i)	207	202
4.91%, 04/15/26 (i)	2,371	2,414
Interest Only, 1.34%, 02/15/24 (i)	17,058	1,006
Interest Only, 1.45%, 01/15/26 (i)	4,635	403
Morgan Stanley Capital I Inc., 3.44%, 11/15/17 (i) (r)	315	314
Morgan Stanley Capital I Trust REMIC
5.69%, 04/15/17 (i)	459	468
0.87%, 07/15/19 (i) (r)	2,241	2,192
5.48%, 02/12/44 (i)	2,328	2,356
5.41%, 03/15/44	1,604	1,635
5.79%, 07/12/44 (i)	1,553	1,553
Interest Only, 1.14%, 12/15/48 (i)	4,984	342
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/15/45 (i) (r)	3,067	3,127
Nationstar HECM Loan Trust, 2.24%, 06/25/18 (f) (r)	7,000	7,000
Nautique Funding II CLO Ltd., 1.38%, 04/17/21 (i) (r)	1,065	1,040
Nautique Funding Ltd., 1.02%, 04/15/20 (i) (r)	1,000	978
NYLIM Flatiron CLO Ltd., 0.95%, 08/08/20 (i) (r)	1,000	992
OneMain Financial Issuance Trust
2.47%, 12/18/17 (r)	1,000	1,003
2.57%, 10/18/18 (r)	1,000	1,000
OZLM VI Ltd., 2.78%, 04/17/26 (i) (r)	1,000	985
Palisades Center Trust REMIC, 3.36%, 04/13/21 (r)	1,721	1,742
Palmer Square CLO Ltd., 3.12%, 10/17/25 (r)	2,000	2,023
Palmer Square Loan Funding Ltd.
1.98%, 06/21/24 (i) (r)	10,000	9,991
2.73%, 06/21/24 (i) (r)	1,150	1,148
Race Point CLO Ltd., 2.05%, 11/08/24 (i) (r)	2,000	1,995
RALI Trust REMIC, 6.00%, 09/25/36	2,247	1,834
Regatta V Funding Ltd., 1.63%, 07/20/28 (i) (r)	1,000	1,000
Residential Asset Securitization Trust REMIC
5.75%, 02/25/36	1,476	1,370
6.00%, 05/25/36	1,799	1,337
RFMSI Trust REMIC, 6.00%, 04/25/36	2,033	1,905
Seneca Park CLO Ltd., 2.58%, 07/17/26 (i) (r)	3,000	2,955
Silverado CLO II Ltd., 0.87%, 10/16/20 (i) (r)	391	385
Sofi Consumer Loan Program LLC, 3.26%, 07/25/21 (r)	4,000	4,021
Sound Harbor Loan Fund Ltd., 2.14%, 10/30/26 (i) (r)	2,000	1,985
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	4,605	4,620
Springleaf Funding Trust, 3.16%, 05/15/19 (r)	4,000	4,024
Spruce ABS Trust, 4.32%, 01/18/22 (f) (r)	3,000	3,005
Structured Asset Securities Corp. Trust REMIC, 5.75%, 04/25/35	5,236	4,786
Symphony CLO VIII LP, 1.73%, 01/09/23 (i) (r)	669	666
Symphony CLO XI Ltd., 1.93%, 01/17/25 (i) (r)	5,750	5,713
THL Credit Wind River CLO Ltd.
2.37%, 07/15/28 (i) (r)	4,000	3,989
3.07%, 07/15/28 (i) (r)	5,000	4,983
Velocity Commercial Capital Loan Trust REMIC, 3.53%, 04/25/46 (i) (r)	3,851	3,837
Venture CDO Ltd.
2.13%, 04/15/26 (i) (r)	2,000	1,984
2.11%, 07/15/26 (i) (r)	2,500	2,475
Venture VIII CDO Ltd., 0.86%, 07/22/21 (i) (r)	510	499
Venture XVIII CLO Ltd., 2.08%, 10/15/26 (i) (r)	3,000	2,972
Venture XX CLO Ltd., 2.12%, 04/15/27 (i) (r)	2,000	1,981
Voya CLO Ltd., 2.13%, 10/14/26 (i) (r)	4,500	4,482
Voya CLO V Ltd., 0.87%, 05/01/22 (i) (r)	3,145	3,124
Wachovia Bank Commercial Mortgage Trust REMIC
5.82%, 09/15/17 (i)	65	68
5.38%, 12/15/43	2,566	2,610
5.41%, 12/15/43 (i)	420	419
5.66%, 03/15/45 (i)	38	38
6.15%, 02/15/51 (i)	500	515
6.15%, 02/15/51 (i)	481	477
Wedgewood Real Estate Trust REMIC, 3.45%, 07/15/46 (f) (i) (r)	5,000	5,000
Wells Fargo & Co. Interest Only REMIC, 1.17%, 12/15/48 (i)	5,113	352
Wells Fargo Alternative Loan Trust REMIC, 6.25%, 07/25/37	1,828	1,639
Wells Fargo Commercial Mortgage Trust REMIC
3.94%, 06/15/24 (r)	325	255
4.77%, 11/15/25 (i)	400	403
3.76%, 11/18/25 (i)	375	280
4.76%, 11/18/25 (i)	310	316

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.81%, 12/15/25	363	401
4.69%, 09/15/58 (i)	302	304
4.88%, 01/15/59 (i)	311	315
Interest Only, 1.27%, 07/15/25 (i)	4,481	341
Wells Fargo Mortgage Backed Securities Trust REMIC
5.75%, 04/25/37	4,719	4,657
6.00%, 06/25/37	1,835	1,821
2.86%, 08/25/37 (i)	2,040	1,846
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.42%, 03/15/47 (i)	49,687	3,121
Interest Only, 1.32%, 08/15/47 (i)	3,326	216
Interest Only, 1.98%, 03/15/59 (i)	2,879	343
WFRBS Commercial Mortgage Trust Interest Only REMIC, 1.09%, 12/15/46 (i)	63,132	2,741
WinWater Mortgage Loan Trust REMIC, 3.00%, 12/20/30 (i) (r)	6,282	6,429
Total Non-U.S. Government Agency Asset- Backed Securities (cost $370,304)		370,517
CORPORATE BONDS AND NOTES - 18.8%
CONSUMER DISCRETIONARY - 0.9%
Amazon.com Inc., 2.60%, 12/05/19	990	1,033
Comcast Corp.
6.50%, 01/15/17	225	232
5.88%, 02/15/18	680	732
Globo Comunicacao e Participacoes SA, 5.31%, 05/11/22 (k)	400	404
Grupo Posadas SAB de CV, 7.88%, 06/30/22	500	508
Home Depot Inc., 2.00%, 06/15/19	640	658
Kia Motors Corp., 2.63%, 04/21/21 (r)	1,500	1,549
Newell Rubbermaid Inc., 2.60%, 03/29/19 (l)	1,155	1,185
Thomson Reuters Corp., 1.30%, 02/23/17	225	225
TV Azteca SAB de CV, 7.50%, 05/25/18	300	200
		6,726
CONSUMER STAPLES - 1.2%
CVS Health Corp., 1.90%, 07/20/18	965	979
General Mills Inc., 2.20%, 10/21/19	998	1,022
HJ Heinz Co., 2.00%, 07/02/18 (r)	1,075	1,090
Kroger Co.
6.40%, 08/15/17	205	217
6.15%, 01/15/20	695	800
Minerva Luxembourg SA, 8.75%, (callable at 100 beginning 04/03/19) (m)	1,000	1,005
Molson Coors Brewing Co., 1.45%, 07/15/19	470	471
PepsiCo Inc., 2.15%, 10/14/20	915	941
Philip Morris International Inc., 5.65%, 05/16/18	942	1,023
Procter & Gamble Co., 1.60%, 11/15/18	445	454
Reynolds American Inc., 3.25%, 06/12/20	640	677
		8,679
ENERGY - 2.2%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	1,000	1,079
BP Capital Markets Plc
1.67%, 02/13/18	224	226
1.68%, 05/03/19	800	806
Chevron Corp., 1.56%, 05/16/19	695	703
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	1,000	1,009
Delek & Avner Tamar Bond Ltd., 4.44%, 12/30/20 (r)	1,000	1,037
Delek & Avner Yam Tethys Ltd., 5.08%, 12/30/23 (r)	500	518
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	1,200	1,228
Oleoducto Central SA, 4.00%, 05/07/21	1,500	1,465
ONGC Videsh Ltd., 3.25%, 07/15/19	1,500	1,542
Petroleos Mexicanos
3.50%, 07/18/18	400	403
5.50%, 01/21/21	1,000	1,060
Petronas Global Sukuk Ltd., 2.71%, 03/18/20	1,500	1,517
Reliance Holding USA Inc., 4.50%, 10/19/20	500	541
Shell International Finance BV, 1.38%, 05/10/19	730	732
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	1,000	1,011
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	1,000	1,042
		15,919
FINANCIALS - 8.6%
Agromercantil Senior Trust, 6.25%, 04/10/19	625	647
American Express Credit Corp.
1.80%, 07/31/18	855	863
2.25%, 08/15/19	350	357
American Honda Finance Corp., 1.70%, 02/22/19	1,085	1,103
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	1,255	1,276
Banco Continental SAECA, 8.88%, 10/15/17	400	406
Banco Davivienda SA, 2.95%, 01/29/18	1,000	1,007
Banco de Bogota SA, 5.38%, 02/19/23	1,000	1,010
Banco de Costa Rica, 5.25%, 08/12/18	1,100	1,123
Banco GNB Sudameris SA, 3.88%, 05/02/18	1,400	1,376
Banco Internacional del Peru SAA Interbank, 6.63%, 03/19/29 (i)	500	531
Banco Mercantil del Norte SA, 6.86%, 10/13/21 (i)	1,150	1,147
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	510
5.88%, 04/25/21 (r)	1,000	1,032
Banco Regional SAECA, 8.13%, 01/24/19	200	210
Banco Santander Chile, 3.88%, 09/20/22	1,000	1,043
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	500	514
5.95%, 01/30/24	1,000	1,050
Bancolombia SA, 6.13%, 07/26/20	1,500	1,605
Bank of America Corp., 2.00%, 01/11/18	1,365	1,374
Bank of Montreal, 1.80%, 07/31/18	350	354
BB&T Corp., 2.25%, 02/01/19	1,100	1,127
BBVA Banco Continental SA, 3.25%, 04/08/18	1,000	1,023
BBVA Bancomer SA
6.50%, 03/10/21	200	220
6.01%, 05/17/22 (i)	1,500	1,492
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	1,020	1,037
Boston Properties LP, 5.88%, 10/15/19	1,115	1,254
Caterpillar Financial Services Corp.
1.70%, 06/16/18	945	957
1.35%, 05/18/19	295	296
Citigroup Inc., 2.05%, 12/07/18	1,645	1,658
Corp. Financiera de Desarrollo SA, 3.25%, 07/15/19	1,500	1,537
Corpbanca SA
3.13%, 01/15/18	750	760
3.88%, 09/22/19	250	262
Daimler Finance North America LLC
1.65%, 03/02/18 (r)	350	352
2.25%, 03/02/20 (r)	670	683
DBS Bank Ltd., 3.62%, 09/21/22	200	204
ENA Norte Trust, 4.95%, 04/25/23	420	427
Export-Import Bank of India, 3.13%, 07/20/21	1,500	1,522

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Fondo Mivivienda SA, 3.38%, 04/02/19	500	515
Global Bank Corp., 5.13%, 10/30/19	1,700	1,755
Goldman Sachs Group Inc., 2.90%, 07/19/18	1,190	1,221
Grupo Aval Ltd.
5.25%, 02/01/17	200	203
4.75%, 09/26/22	1,100	1,077
GrupoSura Finance SA, 5.70%, 05/18/21	1,611	1,725
Guanay Finance Ltd., 6.00%, 12/15/20	1,518	1,507
Industrial Senior Trust, 5.50%, 11/01/22	500	490
IOI Investment L Bhd, 4.38%, 06/27/22	600	625
John Deere Capital Corp., 1.60%, 07/13/18	349	353
JPMorgan Chase & Co., 2.25%, 01/23/20	1,080	1,094
McGraw-Hill Financial Inc., 2.50%, 08/15/18	325	331
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	1,150	1,157
Morgan Stanley, 2.45%, 02/01/19	1,410	1,436
MUFG Americas Holdings Corp., 1.63%, 02/09/18	325	325
National Rural Utilities Cooperative Finance Corp., 2.30%, 11/15/19	1,205	1,242
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24	1,675	1,753
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	258	249
0.00%, 06/02/25 (j)	1,000	780
PNC Funding Corp., 4.38%, 08/11/20	715	783
Royal Bank of Canada, 2.00%, 12/10/18	1,260	1,283
Simon Property Group LP
2.15%, 09/15/17	345	349
2.20%, 02/01/19	990	1,012
Tanner Servicios Financieros SA, 4.38%, 03/13/18	700	702
Toronto-Dominion Bank, 1.75%, 07/23/18	1,140	1,152
Toyota Motor Credit Corp.
1.55%, 07/13/18	400	404
1.70%, 02/19/19	255	258
Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 07/22/19	1,000	976
United Overseas Bank Ltd.
3.75%, 09/19/24 (i)	1,100	1,139
3.50%, 09/16/26	700	713
Wells Fargo & Co., 1.50%, 01/16/18	1,125	1,131
Westpac Banking Corp., 1.95%, 11/23/18	1,020	1,033
		62,122
HEALTH CARE - 1.5%
AbbVie Inc., 1.80%, 05/14/18	1,215	1,223
Aetna Inc., 1.90%, 06/07/19	835	846
Cardinal Health Inc., 1.95%, 06/15/18	940	951
Celgene Corp., 2.13%, 08/15/18	1,180	1,198
Covidien International Finance SA, 6.00%, 10/15/17	315	335
Express Scripts Holding Co.
2.65%, 02/15/17	395	399
2.25%, 06/15/19	740	753
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	610	620
McKesson Corp., 1.29%, 03/10/17	1,005	1,007
Mylan NV, 2.50%, 06/07/19 (r)	1,285	1,302
Thermo Fisher Scientific Inc., 2.15%, 12/14/18	785	794
WellPoint Inc.
1.88%, 01/15/18	225	226
2.30%, 07/15/18	1,100	1,116
Zimmer Biomet Holdings Inc., 1.45%, 04/01/17	218	218
		10,988
INDUSTRIALS - 0.8%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20	1,000	995
Aeropuerto Internacional de Tocumen SA, 5.75%, 10/09/23	1,400	1,463
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19 (k)	200	213
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22	800	843
Hutchison Whampoa International 12 Ltd., 6.00%, (callable at 100 beginning 05/07/17) (m)	400	412
Union Andina de Cementos SAA, 5.88%, 10/30/21	500	507
United Technologies Corp.
1.78%, 05/04/18 (k)	400	403
6.13%, 02/01/19	674	758
Waste Management Inc., 6.10%, 03/15/18	205	222
		5,816
INFORMATION TECHNOLOGY - 0.8%
Apple Inc., 1.70%, 02/22/19	510	519
Cisco Systems Inc., 1.65%, 06/15/18	1,135	1,150
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (r)	1,357	1,390
Oracle Corp.
2.38%, 01/15/19	50	51
2.25%, 10/08/19	1,065	1,099
Tencent Holdings Ltd., 2.88%, 02/11/20	1,000	1,026
Xerox Corp., 2.95%, 03/15/17	220	222
		5,457
MATERIALS - 0.6%
Cemex SAB de CV, 5.38%, 10/15/18 (i)	1,000	1,025
Inversiones CMPC SA, 4.75%, 01/19/18	1,500	1,553
Sociedad Quimica y Minera de Chile SA, 5.50%, 04/21/20	1,000	1,053
Southern Copper Corp., 3.50%, 11/08/22	300	297
Volcan Cia Minera SAA, 5.38%, 02/02/22	300	272
		4,200
TELECOMMUNICATION SERVICES - 1.4%
AT&T Inc., 2.30%, 03/11/19	1,140	1,165
Axiata Group Bhd, 3.47%, 11/19/20	1,500	1,563
British Telecommunications Plc, 5.95%, 01/15/18	885	947
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/24	1,000	975
Digicel Group Ltd.
8.25%, 09/30/20	800	668
7.13%, 04/01/22	200	149
Digicel Ltd., 7.00%, 02/15/20	300	279
Ooredoo Tamweel Ltd., 3.04%, 12/03/18	1,500	1,530
Orange SA, 2.75%, 02/06/19	1,116	1,150
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	200	201
Verizon Communications Inc., 2.63%, 02/21/20	1,400	1,448
		10,075
UTILITIES - 0.8%
Comision Federal de Electricidad, 4.88%, 05/26/21	1,000	1,066
Duke Energy Corp., 1.63%, 08/15/17	1,020	1,025
Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	400	417
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	300	345
Inkia Energy Ltd., 8.38%, 04/04/21	400	420

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Israel Electric Corp. Ltd., 5.63%, 06/21/18	1,500	1,589
Southern Co., 2.45%, 09/01/18	1,014	1,038
		5,900
Total Corporate Bonds and Notes (cost $134,822)		135,882
VARIABLE RATE SENIOR LOAN INTERESTS - 2.1% (i)
CONSUMER DISCRETIONARY - 0.6%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	564	563
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	564	564
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	565	564
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	570	569
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	564	564
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	574	565
Tribune Media Co. Term Loan, 3.75%, 12/27/20	569	566
Yum! Brands Inc. 1st Lien Term Loan B, 2.75%, 05/23/23	275	275
		4,230
CONSUMER STAPLES - 0.2%
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	615	614
NBTY INC. Term Loan B, 5.00%, 05/05/23	565	560
Reynolds Group Holdings Inc. Term Loan, 4.50%, 11/26/18	565	564
		1,738
FINANCIALS - 0.1%
Asurion LLC Term Loan B-1, 5.25%, 05/24/19	565	562
HEALTH CARE - 0.2%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	564	553
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	564	558
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	370	371
		1,482
INDUSTRIALS - 0.2%
BE Aerospace Inc. Term Loan B, 4.00%, 11/12/21	565	565
Hertz Corp. Term Loan B, 3.50%, 06/02/23	385	384
TransDigm Inc. Delayed Draw Term Loan F, 3.75%, 05/25/23	152	150
TransDigm Inc. Term Loan F, 3.75%, 05/25/23	169	166
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	569	561
		1,826
INFORMATION TECHNOLOGY - 0.3%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	564	564
Dell Inc. Term Loan B, 4.00%, 06/02/23	542	540
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	565	563
First Data Corp. Extended Term Loan, 4.45%, 03/24/21	565	562
		2,229
MATERIALS - 0.2%
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	565	561
Univar Inc. Term Loan, 4.25%, 06/30/22	574	564
		1,125
TELECOMMUNICATION SERVICES - 0.3%
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/06/22	565	562
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	560	560
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	564	565
Virgin Media Investment Holdings Ltd. Term Loan F, 3.65%, 06/30/23	570	556
		2,243
Total Variable Rate Senior Loan Interests (cost $15,547)		15,435
GOVERNMENT AND AGENCY OBLIGATIONS - 21.6%
GOVERNMENT SECURITIES - 20.1%
Sovereign - 0.6%
Banco Latinoamericano de Comercio Exterior SA, 3.25%, 05/07/20	1,500	1,507
Export-Import Bank of Korea, 2.13%, 02/11/21	500	505
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	900	932
Mexico Government International Bond, 3.50%, 01/21/21	150	159
Nacional Financiera SNC, 3.38%, 11/05/20	1,200	1,223
		4,326
U.S. Treasury Securities - 19.5%
U.S. Treasury Note
0.63%, 05/31/17	16,900	16,916
0.88%, 07/15/17 - 03/31/18	48,500	48,697
1.00%, 09/15/17 - 12/31/17	45,100	45,363
0.75%, 01/31/18	12,200	12,234
1.63%, 06/30/20	17,100	17,587
		140,797
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp. REMIC Interest Only, 1.31%, 03/25/23 (i)	13,090	937
3.00%, 09/15/45	4,957	5,185
		6,122
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association, 3.50%, 01/01/46	4,661	4,842
		10,964
Total Government and Agency Obligations (cost $155,459)		156,087
SHORT TERM INVESTMENTS - 5.1%
Investment Company - 5.1%
JNL Money Market Fund, 0.26% (a) (h)	36,634	36,634
Total Short Term Investments (cost $36,634)		36,634
Total Investments - 98.9% (cost $712,766)		714,555
Other Assets and Liabilities, Net - 1.1%		7,890
Total Net Assets - 100.0%		$722,445

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	51.9%
Government Securities	20.3
Financials	8.8
Energy	2.2
Health Care	1.7
Telecommunication Services	1.7
U.S. Government Agency MBS	1.5
Consumer Discretionary	1.5
Consumer Staples	1.5
Information Technology	1.1
Industrials	1.1
Utilities	0.8
Materials	0.8
Short Term Investments	5.1
Total Investments	100.0%

JNL/FPA + DoubleLine Flexible Allocation Fund

	Shares/Par †	Value
COMMON STOCKS - 58.4%
CONSUMER DISCRETIONARY - 6.1%
Delta Topco Ltd. (c) (f) (p) (q)	59,271	$3,029
Media Group Holdings LLC (c) (f) (p) (q) (x)	39,866	15,389
Naspers Ltd. - Class N	470	71,729
WPP Plc	1,568	32,684
		122,831
CONSUMER STAPLES - 1.5%
Henkel AG & Co. KGaA	162	17,482
Unilever NV - CVA	277	12,878
		30,360
ENERGY - 2.3%
Gazprom OAO - ADR	1,819	7,858
Halliburton Co.	419	18,991
Lukoil PJSC - ADR	209	8,727
Occidental Petroleum Corp.	89	6,720
Rosneft OAO - GDR	818	4,211
		46,507
FINANCIALS - 16.7%
American Express Co.	687	41,743
American International Group Inc. (o)	1,344	71,101
Aon Plc - Class A	685	74,847
Bank of America Corp.	3,724	49,412
Citigroup Inc. (o)	1,595	67,624
Groupe Bruxelles Lambert SA	409	33,504
		338,231
HEALTH CARE - 1.5%
Thermo Fisher Scientific Inc.	203	29,979

INDUSTRIALS - 6.4%
General Electric Co.	1,207	37,999
Jardine Strategic Holdings Ltd.	383	11,473
United Technologies Corp. (o)	772	79,208
		128,680
INFORMATION TECHNOLOGY - 20.3%
Alphabet Inc. - Class A (c)	32	22,208
Alphabet Inc. - Class C (c)	32	21,906
Analog Devices Inc.	535	30,290
Baidu.com - ADR - Class A (c)	43	7,174
Cisco Systems Inc.	2,213	63,494
Microsoft Corp.	1,108	56,702
Oracle Corp. (o)	2,954	120,925
QUALCOMM Inc.	444	23,798
TE Connectivity Ltd.	784	44,758
Yahoo! Inc. (c)	486	18,263
		409,518
MATERIALS - 3.6%
Alcoa Inc. (e)	6,933	64,268
MMC Norilsk Nickel - ADR	627	8,402
		72,670
Total Common Stocks (cost $1,278,313)		1,178,776
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.8%
A10 Securitization LLC, 2.42%, 03/15/35 (r)	$1,239	1,250
Agate Bay Mortgage Trust REMIC, 3.50%, 11/25/35 (i) (r)	7,062	7,225
ALM XIX LLC
2.18%, 07/15/28 (i) (r)	5,000	4,986
2.83%, 07/15/28 (i) (r)	5,000	5,010
ARES XI CLO Ltd., 0.89%, 10/11/21 (i) (r)	292	292
Avery Point CLO Ltd., 2.16%, 04/25/26 (i) (r)	5,000	4,977
Banc of America Commercial Mortgage Trust REMIC
5.45%, 01/15/17	1,054	1,069
Interest Only, 2.01%, 06/15/49 (i)	9,689	1,272
Banc of America Re-Remic Trust, 5.95%, 06/15/17 (i) (r)	1,405	1,452
Bear Stearns ALT-A Trust REMIC, 3.05%, 07/25/36 (i)	11,867	9,792
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.91%, 06/11/40 (i)	1,557	1,609
5.69%, 06/11/50 (i)	1,323	1,367
BlueMountain CLO Ltd., 2.09%, 07/20/26 (i) (r)	3,000	2,985
Carlyle Global Market Strategies, 1.86%, 04/20/22 (i) (r)	2,500	2,494
Carlyle Global Market Strategies CLO Ltd., 2.13%, 10/15/26 (i) (r)	1,400	1,396
Catamaran CLO Ltd., 2.18%, 04/20/26 (i) (r)	900	896
CFCRE Commercial Mortgage Trust Interest Only REMIC, 1.94%, 05/10/58 (i)	10,106	1,262
Churchill Financial Cayman Ltd., 0.89%, 07/10/19 (i) (r)	7,322	7,321
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (i)	2,074	2,135
5.90%, 06/10/17 (i)	1,407	1,412
6.34%, 12/10/49 (i)	1,248	1,288
Citigroup Mortgage Loan Trust REMIC, 3.02%, 08/25/37 (i)	4,234	3,860
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (i)	2,024	2,059
COBALT CMBS Commercial Mortgage Trust REMIC, 5.96%, 07/15/17 (i)	1,248	1,287
COMM Mortgage Trust Interest Only REMIC, 1.54%, 10/10/46 (i)	7,087	471
Commercial Mortgage Loan Trust REMIC, 6.30%, 09/10/17 (i)	1,565	1,623
Commercial Mortgage Pass-Through Certificates REMIC, 5.61%, 01/15/49 (i)	116	118
Cornerstone CLO Ltd., 0.85%, 07/15/21 (i) (r)	159	158
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	475	491
5.34%, 12/15/39	496	501
CSAIL Commercial Mortgage Trust Interest Only REMIC, 1.98%, 01/15/49 (i)	13,391	1,672

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CSMC Trust REMIC, 3.50%, 06/25/35 (i) (r)	11,194	11,501
Earnest Student Loan Program LLC, 3.02%, 05/25/34 (r)	8,000	8,010
FirstKey Mortgage Trust REMIC, 3.50%, 12/25/33 (i) (r)	15,437	15,778
Franklin CLO VI Ltd., 0.86%, 08/09/19 (i) (r)	822	807
GE Capital Commercial Mortgage Corp. REMIC, 5.52%, 03/10/44 (i)	1,646	1,633
Grant Grove CLO Ltd., 0.89%, 01/25/21 (i) (r)	4,820	4,817
Greenwich Capital Commercial Funding Corp. REMIC, 5.48%, 02/10/17	1,251	1,272
GS Mortgage Securities Trust REMIC
5.99%, 05/10/17 (i)	1,435	1,470
5.56%, 11/10/39	1,750	1,755
Interest Only, 1.82%, 05/10/49 (i)	14,056	1,666
JPMBB Commercial Mortgage Securities Trust Interest Only REMIC, 1.87%, 06/15/49 (i)	18,736	2,094
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,879	1,908
6.09%, 09/12/17 (i)	1,442	1,505
5.48%, 05/15/45 (i)	2,075	2,078
LB Commercial Mortgage Trust REMIC, 6.12%, 06/15/17 (i)	1,334	1,385
LB-UBS Commercial Mortgage Trust REMIC
5.99%, 06/15/38 (i)	381	381
5.49%, 02/15/40	1,755	1,780
5.87%, 09/15/45 (i)	721	754
6.45%, 09/15/45 (i)	1,248	1,248
Merrill Lynch Mortgage Trust REMIC
6.02%, 06/12/17 (i)	679	694
5.80%, 08/12/43 (i)	1,249	1,244
ML-CFC Commercial Mortgage Trust REMIC
5.70%, 09/12/17	717	746
5.81%, 06/12/50 (i)	1,869	1,924
Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.30%, 12/15/47 (i)	25,097	1,528
Morgan Stanley Capital I Trust REMIC
6.26%, 11/12/17 (i)	756	792
0.87%, 07/15/19 (i) (r)	1,978	1,935
5.48%, 02/12/44 (i)	2,075	2,100
5.79%, 07/12/44 (i)	1,384	1,384
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/15/45 (i) (r)	1,405	1,432
Octagon Investment Partners XXVII Ltd., 5.41%, 07/15/27 (f) (i) (r)	1,000	972
OneMain Financial Issuance Trust, 2.57%, 10/18/18 (r)	7,358	7,356
Palmer Square CLO Ltd., 3.12%, 10/17/25 (r)	3,000	3,035
Palmer Square Loan Funding Ltd.
1.98%, 06/21/24 (i) (r)	7,000	6,993
2.73%, 06/21/24 (i) (r)	1,000	998
Race Point VIII CLO Ltd., 2.54%, 02/20/25 (i) (r)	2,500	2,461
Sequoia Mortgage Trust REMIC, 3.00%, 05/25/43 (i)	6,021	6,112
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	4,615	4,631
Springleaf Funding Trust, 3.16%, 05/15/19 (r)	4,000	4,024
Symphony CLO XI Ltd., 1.93%, 01/17/25 (i) (r)	4,750	4,719
TCI-Flatiron CLO Ltd.
2.86%, 07/17/28 (i) (r)	2,500	2,500
3.71%, 07/17/28 (i) (r)	2,500	2,500
THL Credit Wind River CLO Ltd.
1.78%, 04/20/25 (i) (r)	2,000	1,976
2.37%, 07/15/28 (i) (r)	4,000	3,989
3.07%, 07/15/28 (i) (r)	5,000	4,983
Venture XVIII CLO Ltd., 2.08%, 10/15/26 (i) (r)	3,000	2,972
Voya CLO Ltd., 2.13%, 10/14/26 (i) (r)	5,000	4,980
Voya CLO V Ltd., 0.87%, 05/01/22 (i) (r)	6,988	6,943
Wachovia Bank Commercial Mortgage Trust REMIC
5.68%, 07/15/17	1,670	1,720
5.38%, 12/15/43	525	534
5.63%, 10/15/48 (i)	1,407	1,404
5.34%, 11/15/48	1,646	1,662
Wells Fargo Commercial Mortgage Trust REMIC, 5.20%, 05/15/49 (i)	1,245	1,259
WinWater Mortgage Loan Trust REMIC, 3.00%, 12/20/30 (i) (r)	8,974	9,185
Total Non-U.S. Government Agency Asset-Backed Securities (cost $236,864)		237,259

CORPORATE BONDS AND NOTES - 11.6%
CONSUMER DISCRETIONARY - 3.6%
Amazon.com Inc., 2.60%, 12/05/19 (e)	1,300	1,356
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (e)	490	524
CCO Holdings LLC
5.25%, 09/30/22	450	462
5.13%, 05/01/23 (r)	125	126
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	520	526
Columbus International Inc., 7.38%, 03/30/21	1,000	1,056
Comcast Corp., 5.88%, 02/15/18	1,285	1,384
CSC Holdings LLC, 6.75%, 11/15/21	300	306
Delta Topco Ltd., 10.00%, 11/24/60 (f) (p) (q) (y)	60,144	54,129
Family Tree Escrow LLC, 5.75%, 03/01/23 (r)	555	590
Goodyear Tire & Rubber Co., 5.13%, 11/15/23	475	490
Grupo Posadas SAB de CV, 7.88%, 06/30/22	1,000	1,015
HD Supply Inc., 7.50%, 07/15/20	475	498
Kia Motors Corp., 2.63%, 04/21/21 (e) (r)	1,700	1,756
Levi Strauss & Co., 5.00%, 05/01/25	440	442
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (r)	85	90
NCL Corp. Ltd., 5.25%, 11/15/19 (r)	600	606
Newell Rubbermaid Inc., 2.60%, 03/29/19 (l)	1,590	1,632
Outfront Media Capital LLC, 5.25%, 02/15/22	600	609
Regal Entertainment Group, 5.75%, 03/15/22	555	569
Sally Holdings LLC, 5.75%, 06/01/22	560	580
Scientific Games International Inc., 7.00%, 01/01/22 (r)	635	638
Sinclair Television Group Inc., 5.63%, 08/01/24 (r)	580	593
Sirius XM Radio Inc., 5.38%, 07/15/26 (e) (r)	500	493
Station Casinos LLC, 7.50%, 03/01/21	600	635
Tribune Media Co., 5.88%, 07/15/22	500	498
Viking Cruises Ltd., 8.50%, 10/15/22 (r)	400	341
		71,944
CONSUMER STAPLES - 0.5%
CVS Health Corp., 1.90%, 07/20/18	1,538	1,561
General Mills Inc., 2.20%, 10/21/19 (e)	1,500	1,536
HJ Heinz Co., 2.00%, 07/02/18 (r)	1,400	1,419
Kroger Co., 6.15%, 01/15/20	1,130	1,301
Molson Coors Brewing Co., 1.45%, 07/15/19	575	576
PepsiCo Inc., 2.15%, 10/14/20	1,310	1,347
Philip Morris International Inc., 5.65%, 05/16/18 (e)	1,305	1,418
Revlon Consumer Products Corp., 5.75%, 02/15/21	245	236
Reynolds American Inc., 3.25%, 06/12/20	863	912
Spectrum Brands Inc., 6.63%, 11/15/22	400	425

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TreeHouse Foods Inc., 6.00%, 02/15/24 (r)	180	192
		10,923
ENERGY - 1.1%
Access Midstream Partners LP, 4.88%, 03/15/24	200	192
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	1,500	1,618
BP Capital Markets Plc, 1.68%, 05/03/19 (e)	1,430	1,441
Chevron Corp., 1.56%, 05/16/19 (e)	955	966
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	1,500	1,514
Delek & Avner Yam Tethys Ltd., 5.08%, 12/30/23 (r)	2,000	2,070
Energy Transfer Partners LP, 5.20%, 02/01/22	450	474
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	1,635	1,673
MPLX LP, 5.50%, 02/15/23 (r)	500	508
Oleoducto Central SA, 4.00%, 05/07/21	2,000	1,954
ONGC Videsh Ltd., 3.25%, 07/15/19	1,500	1,542
Petroleos Mexicanos, 5.50%, 01/21/21 (e)	1,500	1,590
Petronas Global Sukuk Ltd., 2.71%, 03/18/20 (e)	1,500	1,517
Reliance Holding USA Inc., 4.50%, 10/19/20	1,500	1,624
Shell International Finance BV, 1.38%, 05/10/19 (e)	1,005	1,008
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	1,500	1,516
		21,207
FINANCIALS - 3.7%
Agromercantil Senior Trust, 6.25%, 04/10/19	525	543
American Express Credit Corp., 2.25%, 08/15/19 (e)	1,445	1,475
American Honda Finance Corp., 1.70%, 02/22/19	1,525	1,550
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19 (e)	1,750	1,780
Banco Davivienda SA, 2.95%, 01/29/18 (e)	2,000	2,014
Banco de Bogota SA, 5.38%, 02/19/23	1,500	1,515
Banco de Costa Rica, 5.25%, 08/12/18	1,430	1,460
Banco GNB Sudameris SA, 3.88%, 05/02/18	1,500	1,474
Banco Mercantil del Norte SA, 6.86%, 10/13/21 (i)	1,870	1,865
Banco Nacional de Costa Rica
4.88%, 11/01/18 (e)	500	510
5.88%, 04/25/21 (r)	1,500	1,548
Banco Santander Chile, 3.88%, 09/20/22	1,005	1,048
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.13%, 11/09/22 (e)	2,000	2,055
Bancolombia SA, 6.13%, 07/26/20	800	856
Bank of America Corp., 2.00%, 01/11/18	1,900	1,913
BB&T Corp., 2.25%, 02/01/19 (e)	1,825	1,869
BBVA Bancomer SA, 6.01%, 05/17/22 (i)	1,500	1,492
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	1,450	1,474
Boston Properties LP, 5.88%, 10/15/19 (e)	1,515	1,703
Caterpillar Financial Services Corp., 1.35%, 05/18/19	1,705	1,713
Citigroup Inc., 2.05%, 12/07/18	2,220	2,238
Corp. Financiera de Desarrollo SA, 3.25%, 07/15/19	1,100	1,128
Corpbanca SA, 3.13%, 01/15/18	1,500	1,521
Daimler Finance North America LLC, 2.25%, 03/02/20 (r)	1,465	1,492
Equinix Inc., 5.38%, 04/01/23	600	620
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	645	628
Export-Import Bank of India, 3.13%, 07/20/21	2,000	2,029
Global Bank Corp., 5.13%, 10/30/19	2,000	2,065
Goldman Sachs Group Inc., 2.90%, 07/19/18 (e)	1,400	1,437
Grupo Aval Ltd., 4.75%, 09/26/22	1,500	1,468
GrupoSura Finance SA, 5.70%, 05/18/21	1,500	1,606
Guanay Finance Ltd., 6.00%, 12/15/20	1,188	1,179
Industrial Senior Trust, 5.50%, 11/01/22	1,000	980
Iron Mountain Inc., 4.38%, 06/01/21 (e) (r)	420	425
JPMorgan Chase & Co., 2.25%, 01/23/20	1,520	1,540
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	1,600	1,609
Minerva Luxembourg SA, 8.75%, (callable at 100 beginning 04/03/19) (m)	200	201
Morgan Stanley, 2.45%, 02/01/19	1,980	2,017
National Rural Utilities Cooperative Finance Corp., 2.30%, 11/15/19	1,725	1,778
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24	1,850	1,936
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25 (j)	2,500	1,950
PNC Funding Corp., 4.38%, 08/11/20	970	1,063
Reynolds Group Issuer Inc., 5.13%, 07/15/23 (e) (r)	495	501
Royal Bank of Canada, 2.00%, 12/10/18 (e)	1,730	1,762
Simon Property Group LP, 2.20%, 02/01/19	1,800	1,840
Tanner Servicios Financieros SA, 4.38%, 03/13/18	1,000	1,003
Toronto-Dominion Bank, 1.75%, 07/23/18	1,620	1,637
Toyota Motor Credit Corp., 1.70%, 02/19/19	1,100	1,114
Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 07/22/19	1,000	976
United Overseas Bank Ltd., 3.50%, 09/16/26 (e)	2,000	2,038
Wells Fargo & Co., 1.50%, 01/16/18	1,620	1,629
Westpac Banking Corp., 1.95%, 11/23/18	1,400	1,419
		74,686
HEALTH CARE - 0.7%
AbbVie Inc., 1.80%, 05/14/18	1,680	1,692
Aetna Inc., 1.90%, 06/07/19	860	871
Cardinal Health Inc., 1.95%, 06/15/18	1,250	1,264
Celgene Corp., 2.13%, 08/15/18	1,580	1,604
Centene Corp., 4.75%, 05/15/22	120	122
Centene Escrow Corp., 5.63%, 02/15/21 (r)	310	323
Express Scripts Holding Co., 2.25%, 06/15/19	1,600	1,627
HCA Inc., 4.25%, 10/15/19	600	625
Lifepoint Health Inc., 5.38%, 05/01/24 (e) (r)	430	431
McKesson Corp., 1.29%, 03/10/17	905	907
Mylan NV, 2.50%, 06/07/19 (e) (r)	880	892
Quintiles Transnational Corp., 4.88%, 05/15/23 (r)	598	607
Select Medical Corp., 6.38%, 06/01/21 (e)	630	605
Thermo Fisher Scientific Inc., 2.15%, 12/14/18	1,075	1,087
Universal Health Services Inc., 4.75%, 08/01/22 (r)	440	448
WellPoint Inc., 2.30%, 07/15/18	1,830	1,857
		14,962
INDUSTRIALS - 0.3%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20	1,300	1,293
Aircastle Ltd., 5.00%, 04/01/23	200	203
Gates Global LLC, 6.00%, 07/15/22 (e) (r)	200	175
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22	800	844
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (r)	435	461
TransDigm Inc., 6.00%, 07/15/22 (e)	500	503

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Union Andina de Cementos SAA, 5.88%, 10/30/21	1,200	1,216
United Technologies Corp., 6.13%, 02/01/19	1,475	1,658
		6,353
INFORMATION TECHNOLOGY - 0.4%
Activision Blizzard Inc., 5.63%, 09/15/21 (r)	605	634
Cisco Systems Inc., 1.65%, 06/15/18	1,585	1,606
CommScope Inc., 5.00%, 06/15/21 (e) (r)	415	424
First Data Corp., 5.75%, 01/15/24 (r)	340	337
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (r)	1,775	1,817
NXP BV, 4.13%, 06/01/21 (e) (r)	370	376
Open Text Corp., 5.88%, 06/01/26 (r)	240	241
Oracle Corp., 2.25%, 10/08/19 (e)	1,575	1,625
Tencent Holdings Ltd., 2.88%, 02/11/20	1,500	1,539
		8,599
MATERIALS - 0.2%
Berry Plastics Corp., 5.50%, 05/15/22	562	575
Inversiones CMPC SA, 4.75%, 01/19/18	1,500	1,553
Lundin Mining Corp., 7.50%, 11/01/20 (r)	380	388
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	250	239
Southern Copper Corp., 3.50%, 11/08/22 (e)	1,000	991
		3,746
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc., 2.30%, 03/11/19	1,575	1,609
Axiata Group Bhd, 3.47%, 11/19/20	1,500	1,563
British Telecommunications Plc, 5.95%, 01/15/18	1,500	1,605
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/24 (e)	1,000	975
Digicel Group Ltd.
8.25%, 09/30/20 (e)	872	728
7.13%, 04/01/22 (e)	600	446
Frontier Communications Corp., 10.50%, 09/15/22 (e)	355	376
Level 3 Communications Inc., 5.75%, 12/01/22	600	608
Ooredoo Tamweel Ltd., 3.04%, 12/03/18	1,500	1,530
Orange SA, 2.75%, 02/06/19	1,455	1,499
SBA Communications Corp., 5.63%, 10/01/19	50	52
Verizon Communications Inc., 2.63%, 02/21/20	1,930	1,996
		12,987
UTILITIES - 0.4%
Comision Federal de Electricidad, 4.88%, 05/26/21	1,500	1,599
Duke Energy Corp., 1.63%, 08/15/17 (e)	1,400	1,407
E.CL SA, 5.63%, 01/15/21	1,500	1,652
Israel Electric Corp. Ltd., 5.63%, 06/21/18	1,570	1,663
NRG Energy Inc., 6.25%, 07/15/22	100	98
Southern Co., 2.45%, 09/01/18 (e)	1,560	1,598
		8,017
Total Corporate Bonds and Notes (cost $239,342)		233,424

VARIABLE RATE SENIOR LOAN INTERESTS - 1.5% (i)
CONSUMER DISCRETIONARY - 0.4%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	1,142	1,140
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	1,137	1,137
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	1,135	1,133
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	1,055	1,052
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	1,137	1,139
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,067	1,051
Tribune Media Co. Term Loan, 3.75%, 12/27/20	1,152	1,148
Yum! Brands Inc. 1st Lien Term Loan B, 2.75%, 05/23/23	596	596
		8,396
CONSUMER STAPLES - 0.2%
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	1,145	1,143
NBTY INC. Term Loan B, 5.00%, 05/05/23	440	436
Reynolds Group Holdings Inc. Term Loan, 4.50%, 11/26/18	1,140	1,139
		2,718
FINANCIALS - 0.0%
Asurion LLC Term Loan B-1, 5.25%, 05/24/19	495	492

TOTAL FINANCIALS - 0.0%
HEALTH CARE - 0.2%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	1,142	1,122
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	1,142	1,130
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	801	803
		3,055
INDUSTRIALS - 0.2%
BE Aerospace Inc. Term Loan B, 4.00%, 11/12/21	1,130	1,131
Hertz Corp. Term Loan B, 3.50%, 06/02/23	830	829
TransDigm Inc. Delayed Draw Term Loan F, 3.75%, 05/25/23	330	324
TransDigm Inc. Term Loan F, 3.75%, 05/25/23	366	360
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	1,147	1,132
		3,776
INFORMATION TECHNOLOGY - 0.2%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,142	1,143
Dell Inc. Term Loan B, 4.00%, 06/02/23	1,099	1,094
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	1,145	1,141
First Data Corp. Extended Term Loan, 4.45%, 03/24/21	1,145	1,140
		4,518
MATERIALS - 0.1%
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	1,145	1,136
Univar Inc. Term Loan, 4.25%, 06/30/22	1,157	1,138
		2,274
TELECOMMUNICATION SERVICES - 0.2%
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/06/22	1,140	1,135
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,130	1,130
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	1,132	1,135

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Virgin Media Investment Holdings Ltd. Term Loan F, 3.65%, 06/30/23	1,145	1,116
		4,516
Total Variable Rate Senior Loan Interests (cost $29,954)		29,745

GOVERNMENT AND AGENCY OBLIGATIONS - 15.9%
GOVERNMENT SECURITIES - 6.2%
Sovereign - 0.2%
Banco Latinoamericano de Comercio Exterior SA, 3.25%, 05/07/20	1,022	1,027
Export-Import Bank of Korea, 2.13%, 02/11/21	1,500	1,514
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	1,300	1,345
		3,886
U.S. Treasury Securities - 6.0%
U.S. Treasury Note
0.75%, 10/31/17	19,900	19,951
1.50%, 11/30/19	25,700	26,301
1.25%, 01/31/20	24,600	24,963
1.38%, 02/29/20	30,600	31,183
1.63%, 06/30/20	19,400	19,953
		122,351
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.7%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44	9,727	10,381
3.00%, 04/01/46	4,971	5,157
REMIC, 1.31%, 03/25/23 (i)	10,534	755
		16,293
Federal National Mortgage Association - 8.9%
Federal National Mortgage Association
3.50%, 02/01/46 - 06/01/46	132,792	138,861
3.00%, 07/01/46, TBA (g)	14,000	14,373
REMIC, 3.00%, 10/25/44	19,783	20,783
REMIC, 3.00%, 01/25/46, TBA (g)	4,729	4,829
		178,846
Total Government and Agency Obligations (cost $318,367)		321,376

SHORT TERM INVESTMENTS - 2.8%
Investment Company - 1.9%
JNL Money Market Fund, 0.26% (a) (h)	38,699	38,699

Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	19,102	19,102
Total Short Term Investments (cost $57,801)		57,801
Total Investments - 102.0% (cost $2,160,641)		2,058,381
Total Securities Sold Short - (4.1%) (proceeds $75,571)		(83,435)
Other Assets and Liabilities, Net - 2.1%		43,149
Total Net Assets - 100.0%		$2,018,095

SECURITIES SOLD SHORT - 4.1%
COMMON STOCKS - 4.1%
INFORMATION TECHNOLOGY - 4.1%
Tencent Holdings Ltd.	3,434	$78,779
Yahoo! Japan Corp.	1,050	4,656
Total Securities Sold Short - 4.1% (proceeds $75,571)		$83,435

Portfolio Composition:	Percentage of Net Investments
Information Technology	20.6%
Financials	20.1
Non-U.S. Government Agency ABS	11.2
Consumer Discretionary	9.9
U.S. Government Agency MBS	9.8
Industrials	6.7
Government Securities	6.1
Materials	3.8
Energy	3.3
Health Care	2.3
Consumer Staples	2.1
Telecommunication Services	0.9
Utilities	0.4
Short Term Investments	2.8
Net Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 1.1%
CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (v)	$11,440	$10,854

GERMANY - 0.0%
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	648	758

SOUTH AFRICA - 0.4%
Edcon Ltd.
8.00%, 06/30/19 (r) (y), EUR	1,683	1,401
8.00%, 06/30/19 (r) (y), EUR	842	700
12.75%, 06/30/19 (r) (y), EUR	2,582	802
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	479
9.50%, 03/01/18 (r), EUR	7,150	2,301
		5,683
SWEDEN - 0.0%
Stena International SA, 5.75%, 03/01/24 (r)	700	574

UNITED STATES OF AMERICA - 0.0%
Linn Energy LLC, 0.00%, 12/15/20 (c) (d) (r)	1,500	514
Total Corporate Bonds and Notes (cost $37,555)		18,383

GOVERNMENT AND AGENCY OBLIGATIONS - 70.1%
BRAZIL - 10.2%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/24 (s), BRL	35,780	31,814
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/16 - 01/01/18 (j), BRL	75,420	21,330
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/27, BRL	398,415	113,262
		166,406
COLOMBIA - 3.2%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,746
4.38%, 03/21/23, COP	592,000	173
9.85%, 06/28/27, COP	942,000	386
Colombia TES
11.25%, 10/24/18, COP	8,392,000	3,139
7.00%, 09/11/19 - 05/04/22, COP	11,211,000	3,843
10.00%, 07/24/24, COP	14,010,000	5,576

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
7.50%, 08/26/26, COP	27,737,000	9,432
6.00%, 04/28/28, COP	17,054,000	5,112
7.75%, 09/18/30, COP	50,501,000	17,411
Titulos de Tesoreria, 11.00%, 07/24/20, COP	4,536,000	1,777
		51,595
ECUADOR - 0.5%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	9,480	8,271

GHANA - 2.6%
Ghana Government Bond
23.00%, 02/13/17 - 08/21/17, GHS	13,828	3,465
25.48%, 04/24/17, GHS	600	153
24.44%, 05/29/17, GHS	6,420	1,639
26.00%, 06/05/17, GHS	1,750	450
25.40%, 07/31/17, GHS	3,540	906
23.23%, 02/19/18, GHS	7,810	1,943
22.49%, 04/23/18, GHS	3,140	773
23.47%, 05/21/18, GHS	21,120	5,268
19.04%, 09/24/18, GHS	27,610	6,327
24.50%, 10/22/18 - 06/21/21, GHS	56,026	14,165
21.00%, 03/23/20, GHS	130	30
24.00%, 11/23/20, GHS	13,760	3,462
Ghana Treasury Note
24.25%, 10/09/17 - 06/11/18, GHS	5,960	1,505
23.95%, 11/07/17, GHS	4,160	1,048
23.30%, 12/11/17, GHS	4,060	1,014
		42,148
INDIA - 4.6%
India Government Bond
7.28%, 06/03/19, INR	15,800	235
7.80%, 05/03/20, INR	407,300	6,133
8.35%, 05/14/22, INR	120,200	1,848
7.16%, 05/20/23, INR	75,600	1,097
8.83%, 11/25/23, INR	1,020,400	16,126
9.15%, 11/14/24, INR	812,000	13,027
8.33%, 07/09/26, INR	750,000	11,660
8.15%, 11/24/26, INR	728,000	11,150
8.28%, 09/21/27, INR	393,100	6,074
8.60%, 06/02/28, INR	422,400	6,693
		74,043
INDONESIA - 4.7%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,560
7.00%, 05/15/27, IDR	208,969,000	14,789
Indonesia Treasury Bond, 8.38%, 03/15/24, IDR	685,556,000	54,715
		77,064
KENYA - 0.6%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,411	9,626

MALAYSIA - 4.9%
Malaysia Government Bond
4.26%, 09/15/16, MYR	64,735	16,111
3.81%, 02/15/17, MYR	31,100	7,766
3.39%, 03/15/17, MYR	125,930	31,406
4.01%, 09/15/17, MYR	22,493	5,655
3.31%, 10/31/17, MYR	32,330	8,080
4.24%, 02/07/18, MYR	27,747	7,047
3.26%, 03/01/18, MYR	11,889	2,974
		79,039
MEXICO - 8.6%
Mexico Bonos
7.25%, 12/15/16, MXN	1,664,280	92,195
5.00%, 06/15/17, MXN	601,080	33,058
4.75%, 06/14/18, MXN	232,400	12,688
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (n), MXN	7,478	423
4.00%, 06/13/19 (n), MXN	5,215	302
2.50%, 12/10/20 (n), MXN	4,143	229
		138,895
PHILIPPINES - 0.9%
Philippine Government Bond
9.13%, 09/04/16, PHP	1,120	24
2.88%, 05/22/17, PHP	3,030	65
5.88%, 01/31/18, PHP	100	2
2.13%, 05/23/18, PHP	217,519	4,597
5.00%, 08/18/18, PHP	29,430	658
3.88%, 11/22/19, PHP	451,950	9,943
		15,289
POLAND - 0.6%
Poland Government Bond
0.00%,07/25/16 (j), PLN	10,420	2,639
4.75%, 10/25/16, PLN	28,555	7,307
		9,946
PORTUGAL - 2.6%
Portugal Government International Bond, 5.13%, 10/15/24 (r)	40,660	40,648
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	411
5.65%, 02/15/24 (p), EUR	805	1,062
		42,121
SERBIA - 4.0%
Republic of Serbia
4.88%, 02/25/20 (r)	3,260	3,362
7.25%, 09/28/21 (r)	13,690	15,671
Serbia Treasury Bond
8.00%, 01/12/17 - 10/22/20, RSD	60,800	565
10.00%, 05/08/17 - 09/11/21, RSD	4,465,420	44,668
		64,266
SLOVENIA - 0.2%
Slovenia Government International Bond, 5.50%, 10/26/22 (r)	2,272	2,579

SOUTH KOREA - 13.3%
Korea Monetary Stabilization Bond
1.57%, 07/09/16, KRW	7,875,600	6,838
2.46%, 08/02/16, KRW	17,965,100	15,611
1.56%, 08/09/16 - 10/02/17, KRW	46,182,900	40,180
1.52%, 09/09/16, KRW	1,200,800	1,043
2.22%, 10/02/16, KRW	9,339,100	8,127
1.61%, 11/09/16, KRW	9,319,400	8,101
2.07%, 12/02/16, KRW	18,875,500	16,443
1.96%, 02/02/17, KRW	7,935,500	6,918
1.70%, 08/02/17, KRW	3,051,000	2,661
1.49%, 02/02/18, KRW	5,350,400	4,662
Korea Treasury Bond
3.00%, 12/10/16, KRW	20,132,840	17,612
2.00%, 12/10/17 - 03/10/21, KRW	76,160,450	67,708
1.75%, 12/10/18, KRW	8,801,300	7,732
1.50%, 06/10/19, KRW	13,082,900	11,439
2.75%, 09/10/19, KRW	739,000	671
1.38%, 09/10/21, KRW	1,030,900	898
		216,644
SRI LANKA - 0.5%
Sri Lanka Government Bond
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,786
8.00%, 06/15/17 - 11/01/19, LKR	58,630	376

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
8.50%, 04/01/18 - 07/15/18, LKR	405,360	2,673
7.50%, 08/15/18, LKR	18,260	117
10.60%, 07/01/19 - 09/15/19, LKR	90,240	606
9.00%, 05/01/21, LKR	296,620	1,825
11.20%, 07/01/22, LKR	14,160	94
		7,477
UKRAINE - 4.2%
Ukraine Government International Bond
7.75%, 09/01/19 - 09/01/27 (r)	66,221	63,657
0.00%,05/31/40 (i) (r)	16,220	5,254
		68,911
URUGUAY - 3.9%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	67,872	2,192
4.25%, 04/05/27 (n), UYU	79,110	2,322
4.38%, 12/15/28 - 12/15/28 (n), UYU	786,073	23,052
4.00%, 07/10/30 (n), UYU	31,817	888
3.70%, 06/26/37 (n), UYU	11,104	288
Uruguay Inflation Indexed Notas del Tesoro
2.25%, 08/23/17 (n), UYU	483,294	15,333
3.25%, 01/27/19 (n), UYU	313	10
4.00%, 06/10/20 - 05/25/25 (n), UYU	211,966	6,431
2.50%, 09/27/22 (n), UYU	67,219	1,840
Uruguay Notas del Tesoro
11.00%, 03/21/17, UYU	36,520	1,162
13.25%, 04/08/18, UYU	92,620	2,933
13.90%, 07/29/20, UYU	239,148	7,602
		64,053
Total Government and Agency Obligations (cost $1,184,677)		1,138,373

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f) (p) (q)	—	126
CEVA Holdings LLC (c) (f) (p) (q)	—	8
CEVA Holdings LLC (c) (f) (p) (q)	1	272
Total Preferred Stocks (cost $1,496)		406

WARRANTS - 0.1%
SOUTH AFRICA - 0.1%
Edcon Ltd. (c) (f) (p) (q)	114,036	1,266
Edcon Ltd. (c) (f) (p) (q)	9,235	102
Edcon Ltd. (c) (f) (p) (q)	6	—
Total Warrants (cost $0)		1,368

SHORT TERM INVESTMENTS - 30.0%
Investment Company - 17.8%
JNL Money Market Fund, 0.26% (a) (h)	289,661	289,661

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	114	114
Treasury Securities - 12.2%
Bank Negara Malaysia Monetary Note
0.74%, 07/05/16, MYR	25,780	6,393
0.74%, 07/19/16, MYR	22,800	5,648
0.74%, 09/15/16, MYR	15,880	3,918
0.75%, 09/22/16, MYR	13,810	3,405
0.73%, 10/06/16, MYR	7,600	1,872
0.73%, 10/11/16, MYR	29,620	7,294
0.73%, 10/18/16, MYR	22,790	5,609
Malaysia Treasury Bill
0.73%, 08/05/16, MYR	20,900	5,170
0.64%, 01/20/17, MYR	13,090	3,199
Mexico Cetes
0.19%, 08/04/16, MXN	34,811	18,970
0.21%, 08/18/16, MXN	14,479	7,878
0.22%, 09/01/16, MXN	2,545	1,383
0.22%, 09/15/16, MXN	1,049	569
0.23%, 09/29/16, MXN	1,049	568
0.21%, 10/13/16, MXN	178,538	9,648
0.23%, 10/27/16, MXN	2,098	1,132
0.23%, 11/10/16, MXN	1,049	565
0.23%, 11/24/16, MXN	3,147	1,692
0.20%, 12/08/16, MXN	40,904	21,952
0.22%, 02/02/17, MXN	8,051	4,292
0.24%, 05/25/17, MXN	86,791	45,643
Philippine Treasury Bill
0.04%, 07/06/16, PHP	1,000	21
0.03%, 07/20/16, PHP	1,170	25
0.03%, 08/03/16, PHP	3,940	84
0.03%, 08/24/16, PHP	6,630	140
0.03%, 09/07/16, PHP	36,700	778
0.03%, 09/14/16, PHP	660	14
0.03%, 11/02/16, PHP	36,030	762
0.03%, 12/07/16, PHP	910	19
0.03%, 01/18/17, PHP	1,270	27
0.03%, 02/22/17, PHP	8,910	187
0.03%, 03/15/17, PHP	189,730	3,982
0.03%, 04/05/17, PHP	1,074,620	22,469
0.03%, 05/03/17, PHP	38,930	814
0.03%, 06/07/17, PHP	840	18
Uruguay Treasury Bill
0.37%, 07/28/16, UYU	64,395	2,093
0.38%, 09/15/16, UYU	7,590	241
0.38%, 11/03/16, UYU	8,940	279
0.37%, 02/10/17, UYU	106,610	3,204
0.37%, 04/03/17, UYU	160,693	4,733
0.37%, 05/19/17, UYU	55,210	1,591
		198,281
Total Short Term Investments (cost $488,397)		488,056
Total Investments - 101.3% (cost $1,712,125)		1,646,586
Other Assets and Liabilities, Net - (1.3%)		(21,119)
Total Net Assets - 100.0%		$1,625,467

Portfolio Composition:	Percentage of Total Investments
Government Securities	69.1%
Materials	0.7
Consumer Discretionary	0.4
Warrants	0.1
Short Term Investments	29.7
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

	Shares/Par †	Value
COMMON STOCKS - 43.5%
CONSUMER DISCRETIONARY - 3.6%
Daimler AG	185	$11,070
Fiat Chrysler Automobiles NV	40	2,361
Ford Motor Co.	1,180	14,834
General Motors Co.	1,054	29,837
Nordstrom Inc. (e)	100	3,805
Target Corp.	305	21,295
		83,202

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CONSUMER STAPLES - 1.5%
Anheuser-Busch InBev NV - ADR	75	9,876
PepsiCo Inc.	237	25,097
		34,973
ENERGY - 7.7%
Anadarko Petroleum Corp.	200	10,650
BP Plc - ADR (e)	815	28,941
Chevron Corp.	300	31,449
Denbury Resources Inc. (e)	93	332
Occidental Petroleum Corp.	153	11,561
PetroQuest Energy Inc. (c)	25	83
Rex Energy Corp. (c) (f) (p) (q)	120	70
Royal Dutch Shell Plc - ADR - Class A	1,180	65,160
Schlumberger Ltd.	62	4,863
Total SA - ADR	500	24,050
		177,159
FINANCIALS - 3.3%
Charles Schwab Corp.	160	4,050
JPMorgan Chase & Co.	311	19,301
MetLife Inc.	398	15,844
Morgan Stanley	135	3,507
U.S. Bancorp	387	15,608
Wells Fargo & Co.	400	18,932
		77,242
HEALTH CARE - 5.0%
AstraZeneca Plc	405	24,212
Eli Lilly & Co.	250	19,688
Pfizer Inc.	948	33,383
Roche Holding AG	50	13,194
Sanofi SA - ADR	610	25,528
		116,005
INDUSTRIALS - 5.9%
CEVA Holdings LLC (c) (f) (p) (q)	2	645
Deere & Co. (e)	150	12,156
General Electric Co.	1,048	32,982
Raytheon Co.	215	29,229
Republic Services Inc.	294	15,106
Siemens AG	55	5,644
Union Pacific Corp.	145	12,651
United Technologies Corp.	262	26,868
		135,281
INFORMATION TECHNOLOGY - 5.9%
Analog Devices Inc.	150	8,496
Apple Inc.	370	35,384
Cisco Systems Inc.	310	8,905
First Data Holdings Inc. (c)	540	5,976
Intel Corp.	652	21,376
Microsoft Corp.	590	30,201
QUALCOMM Inc.	195	10,446
Texas Instruments Inc.	252	15,757
		136,541
MATERIALS - 4.4%
BASF SE	300	23,004
Dow Chemical Co.	850	42,253
Mosaic Co.	335	8,770
Rio Tinto Plc - ADR (e)	880	27,544
		101,571
TELECOMMUNICATION SERVICES - 1.6%
BCE Inc.	180	8,518
Telstra Corp. Ltd.	900	3,762
Verizon Communications Inc.	420	23,453
		35,733
UTILITIES - 4.6%
Dominion Resources Inc.	253	19,748
Duke Energy Corp.	226	19,423
PG&E Corp.	380	24,277
Public Service Enterprise Group Inc.	145	6,758
Sempra Energy	117	13,375
Southern Co.	223	11,936
Xcel Energy Inc.	220	9,852
		105,369
Total Common Stocks (cost $945,489)		1,003,076

EQUITY LINKED STRUCTURED NOTES - 4.4%
CONSUMER DISCRETIONARY - 1.5%
Morgan Stanley Equity Linked Note (Ford Motor Co.) (r)	1,242	15,431
Royal Bank of Canada Equity Linked Note (Target Corp.) (r)	275	19,476
		34,907
FINANCIALS - 0.5%
Citigroup Inc. Equity Linked Note (Bank of America Corp.) (r)	850	11,119

HEALTH CARE - 0.5%
JPMorgan Chase & Co. Equity Linked Note (Merck & Co. Inc.) (r)	180	10,274

INFORMATION TECHNOLOGY - 1.9%
JPMorgan Chase & Co. Equity Linked Note (Oracle Corp.) (r)	275	11,284
Wells Fargo & Co. Equity Linked Note (Cisco Systems Inc.) (r)	410	11,507
Wells Fargo & Co. Equity Linked Note (Intel Corp.) (r)	664	21,473
		44,264
Total Equity Linked Structured Notes (cost $105,113)		100,564

PREFERRED STOCKS - 3.9%
ENERGY - 0.0%
Sanchez Energy Corp., 6.50% (e) (m) (v)	22	465

FINANCIALS - 2.0%
Bank of America Corp., 7.25% - Series L (e) (m) (v)	12	14,185
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 08/19/16) (c) (d) (m)	—	556
FelCor Lodging Trust Inc., 1.95% - Series (m) (v)	60	1,512
Mandatory Exchangeable Trust, 5.75% (r)	120	12,253
Morgan Stanley, 6.38%, (callable at 25 beginning 10/25/24) (e) (m)	125	3,381
Wells Fargo & Co., 6.38% - Series L (m) (v)	10	12,992
		44,879
HEALTH CARE - 0.7%
Allergan Plc, 5.00%, 03/01/18 (e) (v)	8	6,669
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	10	8,270
		14,939
INDUSTRIALS - 0.0%
CEVA Holdings LLC - Series A-1 (c) (f) (p) (q)	—	26
CEVA Holdings LLC - Series A-2 (c) (f) (p) (q)	2	612
		638

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MATERIALS - 0.4%
Alcoa Inc., 5.38%, 10/01/17 (e) (v)	300	9,861

UTILITIES - 0.8%
Dominion Resources Inc., 6.00%, 07/11/16 - Series B (v)	37	2,193
Dominion Resources Inc., 6.38%, 07/01/17 - Series A	70	3,603
NextEra Energy Inc., 6.37%, 09/01/18 (e)	200	12,956
		18,752
Total Preferred Stocks (cost $90,039)		89,534

CORPORATE BONDS AND NOTES - 35.6%
CONSUMER DISCRETIONARY - 4.6%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	$6,100	4,621
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,515
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	2,000	2,058
CCO Holdings LLC, 5.50%, 05/01/26 (r)	10,000	10,150
DISH DBS Corp.
5.88%, 07/15/22	2,000	1,945
5.00%, 03/15/23	11,000	10,010
5.88%, 11/15/24	4,800	4,482
Dollar General Corp., 3.25%, 04/15/23	4,250	4,413
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23 (e)	6,800	6,757
iHeartCommunications Inc.
9.00%, 12/15/19	2,356	1,791
9.00%, 03/01/21	16,000	11,280
9.00%, 09/15/22 (e)	6,000	4,162
International Game Technology Plc
6.25%, 02/15/22 (r)	4,300	4,407
6.50%, 02/15/25 (r)	4,300	4,332
KB Home
7.00%, 12/15/21 (e)	5,300	5,326
7.50%, 09/15/22 (e)	2,000	2,060
Regal Entertainment Group, 5.75%, 03/15/22 (e)	6,000	6,150
Shea Homes LP
5.88%, 04/01/23 (r)	3,000	2,970
6.13%, 04/01/25 (r)	3,000	2,985
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	4,900	5,065
Univision Communications Inc., 5.13%, 05/15/23 (r)	10,000	9,925
		106,404
CONSUMER STAPLES - 0.9%
Cott Beverages Inc.
6.75%, 01/01/20	3,400	3,544
5.38%, 07/01/22	3,000	3,000
JBS USA LLC
7.25%, 06/01/21 (r)	3,500	3,622
5.88%, 07/15/24 (r)	8,500	8,234
Reynolds Group Issuer Inc.
9.88%, 08/15/19	849	877
5.75%, 10/15/20	1,900	1,963
		21,240
ENERGY - 4.6%
Bill Barrett Corp.
7.63%, 10/01/19	11,000	8,965
7.00%, 10/15/22	8,000	5,760
Chesapeake Energy Corp.
7.25%, 12/15/18	5,000	4,350
3.88%, 04/15/19 (i)	2,500	1,881
8.00%, 12/15/22 (r)	1,985	1,690
Cobalt International Energy Inc., 3.13%, 05/15/24 (v)	5,000	1,650
Denbury Resources Inc., 9.00%, 05/15/21 (r)	2,280	2,280
Energy Transfer Equity LP, 5.50%, 06/01/27	5,000	4,700
EnQuest Plc, 7.00%, 04/15/22 (r)	3,200	1,980
Kinder Morgan Inc.
5.63%, 11/15/23 (r)	3,300	3,536
7.75%, 01/15/32	1,000	1,121
NGL Energy Partners LP, 6.88%, 10/15/21	2,500	2,194
NGPL PipeCo LLC, 7.12%, 12/15/17 (r)	4,000	4,170
PetroQuest Energy Inc., 10.00%, 02/15/21 (r)	3,375	2,312
Rex Energy Corp., 1.00%, 10/01/20 (r)	8,000	1,720
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (r)	3,000	3,008
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,100	2,084
5.88%, 06/30/26 (r)	10,000	9,987
Sanchez Energy Corp.
7.75%, 06/15/21	7,500	6,356
6.13%, 01/15/23	2,100	1,622
Stone Energy Corp.
1.75%, 03/01/17 (e) (v)	4,401	1,956
7.50%, 11/15/22	8,132	3,659
W&T Offshore Inc., 8.50%, 06/15/19	9,000	2,205
Weatherford International Ltd.
5.13%, 09/15/20 (e)	4,400	4,143
7.75%, 06/15/21 (e)	5,000	4,869
5.88%, 07/01/21	11,675	12,689
8.25%, 06/15/23 (e)	2,400	2,280
Williams Cos. Inc., 3.70%, 01/15/23 (e)	4,200	3,717
		106,884
FINANCIALS - 6.0%
Antero Resources Finance Corp., 5.38%, 11/01/21	1,500	1,470
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (m)	4,000	4,060
8.13% (callable at 100 beginning 05/15/18) (m)	1,000	1,003
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	3,000	2,910
CIT Group Inc., 5.00%, 08/01/23	2,000	2,015
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	10,000	9,600
5.90% (callable at 100 beginning 02/15/23) (m)	6,500	6,402
5.95% (callable at 100 beginning 08/15/20) (m)	8,000	7,794
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	6,917
6.30% (callable at 100 beginning 05/15/24) (m)	10,600	10,546
Diamond 1 Finance Corp.
4.42%, 06/15/21 (r)	7,100	7,297
5.88%, 06/15/21 (e) (r)	2,100	2,152
5.45%, 06/15/23 (r)	7,000	7,258
7.13%, 06/15/24 (e) (r)	2,200	2,298
6.02%, 06/15/26 (r)	5,400	5,603
Horizon Pharma Financing Inc., 6.63%, 05/01/23 (e)	740	688
iStar Financial Inc., 5.00%, 07/01/19	6,000	5,595
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,475
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,945

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	10,312
7.90% (callable at 100 beginning 04/30/18) (m)	5,800	5,916
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (m)	2,500	2,477
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	5,000	4,875
7.25%, 12/15/21 (r)	5,000	4,788
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (r)	2,200	2,228
7.00%, 07/15/24 (e) (r)	1,000	1,030
Stena International SA, 5.75%, 03/01/24 (r)	5,600	4,592
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,835
		138,081
HEALTH CARE - 5.4%
Community Health Systems Inc.
8.00%, 11/15/19 (e)	17,500	17,084
7.13%, 07/15/20 (e)	5,000	4,635
6.88%, 02/01/22 (e)	12,000	10,500
Concordia Healthcare Corp., 9.50%, 10/21/22 (e) (r)	2,500	2,331
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,640
Endo Finance Co., 5.75%, 01/15/22 (r)	9,900	8,934
HCA Inc.
7.50%, 02/15/22	4,100	4,662
5.88%, 05/01/23	7,500	7,997
5.25%, 04/15/25	3,000	3,135
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (e) (r)	17,000	16,182
Tenet Healthcare Corp.
8.00%, 08/01/20	1,800	1,843
4.38%, 10/01/21	9,500	9,452
8.13%, 04/01/22	11,000	11,273
6.75%, 06/15/23 (e)	5,500	5,266
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (r)	1,000	854
6.38%, 10/15/20 (r)	3,750	3,225
5.88%, 05/15/23 (r)	6,200	5,007
6.13%, 04/15/25 (r)	4,700	3,772
Vizient Inc., 10.38%, 03/01/24 (r)	3,500	3,754
		123,546
INDUSTRIALS - 2.4%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,025
Bombardier Inc.
6.00%, 10/15/22 (r)	5,000	4,300
6.13%, 01/15/23 (r)	3,100	2,651
7.50%, 03/15/25 (r)	4,700	4,066
BWAY Holding Co., 9.13%, 08/15/21 (r)	5,000	4,787
Hertz Corp., 6.75%, 04/15/19	2,000	2,042
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (r)	3,000	3,180
TransDigm Inc.
6.00%, 07/15/22	2,700	2,714
6.50%, 07/15/24	5,000	5,025
6.38%, 06/15/26 (r)	4,100	4,090
United Rentals North America Inc.
6.13%, 06/15/23 (e)	2,500	2,603
5.75%, 11/15/24	5,500	5,541
XPO Logistics Inc.
7.88%, 09/01/19 (r)	2,000	2,040
6.50%, 06/15/22 (e) (r)	10,000	9,537
		54,601
INFORMATION TECHNOLOGY - 1.8%
Belden Inc., 5.50%, 09/01/22 (r)	5,000	5,038
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	4,500
CommScope Inc., 5.50%, 06/15/24 (r)	6,000	6,090
First Data Corp., 7.00%, 12/01/23 (e) (r)	8,900	9,033
Micron Technology Inc., 7.50%, 09/15/23 (r)	2,500	2,673
Microsemi Corp., 9.13%, 04/15/23 (r)	4,100	4,510
Western Digital Corp.
7.38%, 04/01/23 (r)	5,000	5,325
10.50%, 04/01/24 (r)	5,000	5,350
		42,519
MATERIALS - 2.2%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,200	1,220
6.00%, 06/30/21 (r)	5,000	4,963
4.63%, 05/15/23 (r)	7,500	7,387
7.25%, 05/15/24 (r)	5,100	5,205
Cemex SAB de CV, 7.25%, 01/15/21 (r)	6,000	6,331
First Quantum Minerals Ltd., 7.00%, 02/15/21 (r)	2,070	1,664
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	20,000	22,100
Platform Specialty Products Corp., 6.50%, 02/01/22 (e) (r)	3,000	2,640
		51,510
TELECOMMUNICATION SERVICES - 5.0%
Consolidated Communications Inc., 6.50%, 10/01/22	5,000	4,488
Frontier Communications Corp.
9.25%, 07/01/21	3,000	3,176
10.50%, 09/15/22 (e)	5,000	5,291
7.13%, 01/15/23	1,900	1,701
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (e)	6,000	3,795
Neptune Finco Corp., 10.88%, 10/15/25 (r)	4,400	5,038
Sprint Capital Corp., 6.90%, 05/01/19	5,000	4,775
Sprint Corp.
7.88%, 09/15/23	9,400	7,684
7.13%, 06/15/24	5,500	4,352
7.63%, 02/15/25	10,000	7,912
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	7,300	7,774
7.00%, 08/15/20	5,000	4,469
11.50%, 11/15/21	7,500	7,410
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	10,350
6.63%, 04/01/23	7,500	7,928
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	4,988
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	9,000	8,831
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	4,788
Zayo Group LLC
6.00%, 04/01/23	5,000	5,100
6.38%, 05/15/25	5,000	5,100
		114,950
UTILITIES - 2.7%
AES Corp.
4.88%, 05/15/23	1,000	988
5.50%, 03/15/24	2,500	2,559
Calpine Corp.
5.38%, 01/15/23 (e)	10,000	9,750
5.75%, 01/15/25 (e)	6,500	6,321
5.25%, 06/01/26 (r)	10,000	9,975

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Dynegy Inc.
6.75%, 11/01/19	15,000	15,038
7.38%, 11/01/22	10,000	9,650
InterGen NV, 7.00%, 06/30/23 (r)	10,000	7,075
		61,356
Total Corporate Bonds and Notes (cost $860,796)		821,091

VARIABLE RATE SENIOR LOAN INTERESTS - 2.8% (i)
CONSUMER DISCRETIONARY - 1.3%
Academy Ltd. Initial Term Loan, 5.00%, 06/09/22	$3,600	3,366
Belk Inc. Term Loan, 5.75%, 11/18/22	9,975	7,893
iHeartCommunications Inc. Term Loan D, 7.20%, 01/30/19	20,000	14,556
Petco Animal Supplies Inc. Term Loan B-1, 5.75%, 01/17/23	4,988	4,955
		30,770
FINANCIALS - 0.2%
First Eagle Investment Management Term Loan, 4.75%, 11/30/22	3,990	3,905

HEALTH CARE - 0.5%
Vizient Inc. 1st Lien Term Loan, 6.25%, 02/08/23	10,000	10,063

INDUSTRIALS - 0.5%
Ceva Intercompany BV Term Loan, 6.50%, 03/18/21	1,400	1,145
Ceva Logistics BV Senior 1st Lien Term Loan, 6.50%, 03/12/21	1,355	1,107
Ceva Logistics Canada ULC Term Loan, 6.50%, 03/18/21	241	197
CEVA Logistics US Holdings Inc. Term Loan, 6.50%, 03/12/21	1,931	1,579
Navistar International Corp. Term Loan B, 6.50%, 08/15/17	2,475	2,331
XPO Logistics Inc. Term Loan, 5.50%, 10/27/21	5,985	5,985
		12,344
INFORMATION TECHNOLOGY - 0.3%
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	7,500	7,523
Total Variable Rate Senior Loan Interests (cost $70,696)		64,605

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	100	1
Total Other Equity Interests (cost $0)		1

SHORT TERM INVESTMENTS - 15.3%
Investment Company - 8.9%
JNL Money Market Fund, 0.26% (a) (h)	205,429	205,429

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	148,799	148,799
Total Short Term Investments (cost $354,228)		354,228
Total Investments - 105.5% (cost $2,426,361)		2,433,099
Other Assets and Liabilities, Net - (5.5%)		(126,493)
Total Net Assets - 100.0%		$2,306,606

Portfolio Composition:	Percentage of Total Investments
Energy	11.7%
Financials	11.3
Health Care	11.3
Consumer Discretionary	10.5
Information Technology	9.5
Industrials	8.3
Utilities	7.6
Materials	6.7
Telecommunication Services	6.2
Consumer Staples	2.3
Short Term Investments	14.6
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 96.0%
AUSTRIA - 0.2%
Wienerberger AG	84	$1,178

BELGIUM - 0.5%
Barco NV	20	1,320
Ontex Group NV	33	1,049
		2,369
BERMUDA - 2.8%
Arch Capital Group Ltd. (c)	148	10,668
Axis Capital Holdings Ltd.	70	3,830
		14,498
BRAZIL - 0.8%
Grendene SA	232	1,191
M Dias Branco SA	68	2,191
Tupy SA	126	465
		3,847
CANADA - 8.7%
Badger Daylighting Ltd. (e)	155	2,699
Canaccord Genuity Group Inc.	228	868
Dorel Industries Inc.	53	1,397
Enerflex Ltd.	146	1,208
Fairfax Financial Holdings Ltd.	28	15,188
Fairfax India Holdings Corp. (c)	1,287	13,512
Genworth MI Canada Inc. (e)	60	1,547
Gran Tierra Energy Inc. (c)	501	1,683
HudBay Minerals Inc.	241	1,151
Laurentian Bank of Canada (e)	32	1,202
Major Drilling Group International Inc.	297	1,796
Mullen Group Ltd. (e)	161	1,753
Precision Drilling Corp.	172	913
		44,917
CHINA - 4.8%
AAC Technologies Holdings Inc. (e)	253	2,163
China ZhengTong Auto Services Holdings Ltd.	2,206	816
Kingdee International Software Group Co. Ltd. (e)	5,092	1,589
New Oriental Education & Technology Group - ADR	461	19,316
Vinda International Holdings Ltd.	548	952
		24,836
DENMARK - 1.4%
ISS A/S	185	6,962

FINLAND - 5.5%
Amer Sports Oyj - Class A	136	3,725
Huhtamaki Oyj - Class I	94	3,898
Uponor Oyj	651	10,327

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Valmet Corp.	785	10,480
		28,430
FRANCE - 3.9%
Beneteau SA	701	6,661
Elis SA	481	8,427
Euler Hermes SA	57	4,743
		19,831
GERMANY - 2.2%
Gerresheimer AG	52	3,983
Jenoptik AG	139	2,284
Rational AG	8	3,556
Stabilus SA (c)	36	1,696
		11,519
GREECE - 0.7%
Diana Shipping Inc. (c)	1,398	3,397

HONG KONG - 3.9%
EVA Precision Industrial Holdings Ltd.	8,640	833
Goodbaby International Holdings Ltd.	3,226	1,490
Greatview Aseptic Packaging Co. Ltd.	2,365	1,125
Hang Lung Group Ltd.	364	1,095
Luk Fook Holdings International Ltd.	651	1,439
Minth Group Ltd.	616	1,989
Sitoy Group Holdings Ltd.	1,416	571
Stella International Holdings Ltd.	528	935
Techtronic Industries Co.	964	4,027
Value Partners Group Ltd.	2,074	1,921
VTech Holdings Ltd. (e)	280	2,956
Xtep International Holdings Ltd.	1,896	1,019
Yingde Gases	1,340	489
		19,889
INDIA - 0.4%
Dewan Housing Finance Corp. Ltd.	443	1,344
Jain Irrigation Systems Ltd.	514	570
		1,914
IRELAND - 7.0%
C&C Group Plc	2,390	9,372
Dalata Hotel Group Plc (c)	1,440	5,834
Grafton Group Plc	1,246	8,238
Green REIT plc	4,909	7,567
Irish Residential Properties REIT Plc	3,850	4,742
		35,753
ITALY - 2.9%
Azimut Holding SpA	10	160
Interpump Group SpA	211	3,307
MARR SpA	3	66
Prysmian SpA	510	11,201
		14,734
JAPAN - 8.1%
Aderans Holdings Co. Ltd.	735	3,632
Anritsu Corp.	187	1,076
Asahi Co. Ltd.	85	1,216
Asatsu-DK Inc. (e)	208	4,922
Asics Corp.	164	2,762
Capcom Co. Ltd.	51	1,179
Daibiru Corp.	169	1,455
Descente Ltd.	120	1,296
Dowa Holdings Co. Ltd.	320	1,650
Fuji Oil Holdings Inc.	105	1,950
Keihin Corp.	67	1,035
Kobayashi Pharmaceutical Co. Ltd.	91	4,019
Koshidaka Holdings Co. Ltd.	48	1,007
KYB Corp.	255	826
Meitec Corp.	92	3,124
Nachi-Fujikoshi Corp. (e)	458	1,396
Shinko Plantech Co. Ltd.	88	659
Square Enix Holdings Co. Ltd.	40	1,295
Sumitomo Rubber Industries Inc. (e)	200	2,674
Tsugami Corp.	189	717
Tsumura & Co.	143	3,876
		41,766
LUXEMBOURG - 0.5%
Grand City Properties SA	133	2,727

NETHERLANDS - 4.2%
Aalberts Industries NV	116	3,464
Accell Group	68	1,410
Arcadis NV	159	2,389
Beter Bed Holding NV	58	1,266
Refresco Group NV (p)	190	2,814
Sligro Food Group NV	271	10,392
		21,735
NORWAY - 0.4%
Ekornes ASA	96	1,046
Tomra Systems ASA	115	1,220
		2,266
PHILIPPINES - 0.5%
Metropolitan Bank & Trust Co.	399	768
Vista Land & Lifescapes Inc.	16,708	1,907
		2,675
POLAND - 0.2%
CCC SA	25	1,028

SINGAPORE - 3.1%
ARA Asset Management Ltd.	11,411	11,705
Straits Trading Co. Ltd.	2,687	3,990
		15,695
SOUTH KOREA - 1.8%
BNK Financial Group Inc.	218	1,534
DGB Financial Group Inc.	264	2,003
Hanon Systems	111	1,013
Hyundai Mipo Dockyard Co. Ltd. (c)	13	774
KIWOOM Securities Co. Ltd.	11	680
Korea Investment Holdings Co. Ltd.	55	2,012
Sindoh Co. Ltd.	9	413
Youngone Corp.	27	970
		9,399
SPAIN - 3.4%
Construcciones y Auxiliar de Ferrocarriles SA (e)	4	1,511
Lar Espana Real Estate Socimi SA	812	7,261
Melia Hotels International SA	78	839
Tecnicas Reunidas SA (e)	52	1,546
Zardoya Otis SA (e)	650	6,138
		17,295
SWEDEN - 1.1%
Bulten AB (e)	77	745
Cloetta Fazer AB - Class B	228	783
Duni AB	85	1,087
Thule Group AB (p)	225	3,216
		5,831
SWITZERLAND - 3.6%
Basilea Pharmaceutical AG (c)	11	787
Bucher Industries AG	9	2,133
Logitech International SA (e)	72	1,167

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Panalpina Welttransport Holding AG (e)	100	11,931
Vontobel Holding AG	58	2,501
		18,519
TAIWAN - 1.6%
Casetek Holdings Ltd.	159	561
Chicony Electronics Co. Ltd.	1,013	2,292
Giant Manufacturing Co. Ltd.	336	2,096
Simplo Technology Co. Ltd.	414	1,457
Tripod Technology Corp.	791	1,541
		7,947
THAILAND - 0.1%
LPN Development PCL	1,260	464

UNITED KINGDOM - 18.5%
Amec Foster Wheeler Plc	1,849	12,157
Bellway Plc	25	636
Bovis Homes Group Plc	66	646
Carpetright Plc (c)	1,007	3,090
Clarkson Plc (e)	371	10,980
Countrywide Plc	924	3,032
Devro Plc	247	851
DFS Furniture Plc (e)	453	1,261
Dignity Plc	50	1,724
Foxtons Group Plc	636	944
Greggs Plc	202	2,625
Headlam Group Plc	1,365	7,830
Kennedy Wilson Europe Real Estate Plc	921	11,832
Laird Plc	333	1,457
LivaNova Plc (c)	37	1,883
Man Group Plc	1,231	1,912
Morgan Sindall Group Plc	443	3,877
Oxford Instruments Plc	150	1,421
PageGroup Plc	1,778	7,059
Serco Group Plc (c)	2,797	4,162
SIG Plc	776	1,164
Sthree Plc	987	3,267
UBM Plc	127	1,087
Vectura Group Plc (c)	329	708
Vesuvius Plc	2,419	9,239
		94,844
UNITED STATES OF AMERICA - 3.2%
Flextronics International Ltd. (c)	79	936
RenaissanceRe Holdings Ltd.	126	14,774
Russel Metals Inc.	52	923
		16,633
Total Common Stocks (cost $523,050)		492,898

PREFERRED STOCKS - 0.4%
BRAZIL - 0.2%
Alpargatas SA	401	1,300

GERMANY - 0.2%
Draegerwerk AG & Co. KGaA	13	805
Total Preferred Stocks (cost $2,551)		2,105

SHORT TERM INVESTMENTS - 9.5%
Investment Company - 2.5%
JNL Money Market Fund, 0.26% (a) (h)	12,906	12,906
Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	35,992	35,992
Total Short Term Investments (cost $48,898)		48,898
Total Investments - 105.9% (cost $574,499)		543,901
Other Assets and Liabilities, Net - (5.9%)		(30,243)
Total Net Assets - 100.0%		$513,658

Portfolio Composition:	Percentage of Total Investments
Industrials	27.4%
Financials	25.0
Consumer Discretionary	18.2
Consumer Staples	7.5
Information Technology	4.3
Energy	3.7
Materials	2.7
Health Care	2.2
Short Term Investments	9.0
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund

	Shares/Par †	Value
COMMON STOCKS - 88.3%
CONSUMER DISCRETIONARY - 8.8%
CBS Corp. - Class B	279	$15,174
Charter Communications Inc. - Class A (c)	72	16,355
DISH Network Corp. - Class A (c)	156	8,170
General Motors Co.	513	14,523
Macy’s Inc.	194	6,510
Office Depot Inc. (c)	936	3,097
Relx Plc	755	13,904
Time Warner Inc.	115	8,443
Twenty-First Century Fox Inc. - Class B	478	13,035
		99,211
CONSUMER STAPLES - 12.5%
Altria Group Inc.	234	16,114
British American Tobacco Plc	343	22,251
CVS Health Corp.	125	12,002
Edgewell Personal Care Co. (c)	53	4,458
Energizer Holdings Inc.	53	2,719
Imperial Brands Plc	287	15,591
Kroger Co.	371	13,662
PepsiCo Inc.	137	14,492
Philip Morris International Inc.	52	5,278
Reynolds American Inc.	253	13,643
Rite Aid Corp. (c)	664	4,970
Walgreens Boots Alliance Inc.	186	15,506
		140,686
ENERGY - 7.8%
Anadarko Petroleum Corp.	55	2,948
Apache Corp.	109	6,090
Baker Hughes Inc.	234	10,578
BP Plc	1,156	6,766
CONSOL Energy Inc. (e)	370	5,949
Kinder Morgan Inc.	773	14,475
Marathon Oil Corp.	911	13,672
Royal Dutch Shell Plc - Class A	294	8,077
Royal Dutch Shell Plc - Class A	501	13,736
Williams Cos. Inc.	229	4,959
		87,250

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 20.3%
Alexander’s Inc.	8	3,273
Alleghany Corp. (c)	31	17,239
Allstate Corp.	171	11,953
Ally Financial Inc. (c)	257	4,387
American International Group Inc.	416	21,980
Barclays Plc	2,860	5,319
Chubb Ltd.	143	18,715
CIT Group Inc.	283	9,042
Citigroup Inc.	280	11,855
Citizens Financial Group Inc.	565	11,286
Columbia Banking System Inc.	34	946
FCB Financial Holdings Inc. - Class A (c)	41	1,382
Forestar Group Inc. (c)	37	440
Guaranty Bancorp	10	162
JPMorgan Chase & Co.	291	18,054
MetLife Inc.	296	11,802
PNC Financial Services Group Inc.	287	23,379
SunTrust Banks Inc.	250	10,286
Voya Financial Inc.	261	6,456
Wells Fargo & Co.	208	9,841
White Mountains Insurance Group Ltd.	17	14,429
XL Group Plc	476	15,864
		228,090
HEALTH CARE - 14.1%
CIGNA Corp.	40	5,115
Eli Lilly & Co.	322	25,337
Medtronic Plc	469	40,692
Merck & Co. Inc.	680	39,186
Novartis AG - ADR	230	18,986
Stryker Corp.	147	17,660
Teva Pharmaceutical Industries Ltd. - ADR	230	11,560
		158,536
INDUSTRIALS - 3.9%
A P Moller - Maersk A/S - Class B	7	9,454
B/E Aerospace Inc.	112	5,167
Caterpillar Inc.	186	14,100
CNH Industrial NV	764	5,542
Federal Signal Corp.	96	1,231
Huntington Ingalls Industries Inc.	36	6,017
KLX Inc. (c)	56	1,734
Sensata Technologies Holding NV (c)	22	763
		44,008
INFORMATION TECHNOLOGY - 14.4%
CA Inc.	457	15,018
Cisco Systems Inc.	666	19,115
EMC Corp.	541	14,710
Hewlett Packard Enterprise Co.	418	7,638
HP Inc.	418	5,247
LinkedIn Corp. - Class A (c)	24	4,528
Microsoft Corp.	779	39,836
Nokia Oyj (e)	1,026	5,846
Nokia Oyj - ADR (e)	823	4,683
Samsung Electronics Co. Ltd.	11	14,004
Symantec Corp.	1,009	20,718
Xerox Corp.	1,086	10,302
		161,645
MATERIALS - 4.0%
FMC Corp.	78	3,629
Freeport-McMoran Inc. - Class B (e)	495	5,512
International Paper Co.	334	14,152
LafargeHolcim Ltd.	148	6,206
ThyssenKrupp AG (e)	302	6,066
Warrior Met Coal LLC - Class A (c) (f) (p) (q)	3	298
Warrior Met Coal LLC - Class B (c) (f) (p) (q)	7	698
WestRock Co.	214	8,319
		44,880
TELECOMMUNICATION SERVICES - 2.0%
Koninklijke KPN NV	2,455	8,749
Vodafone Group Plc	4,440	13,538
		22,287
UTILITIES - 0.5%
NRG Energy Inc.	371	5,557
Total Common Stocks (cost $906,334)		992,150

CORPORATE BONDS AND NOTES - 1.8%
CONSUMER DISCRETIONARY - 0.5%
iHeartCommunications Inc., 9.00%, 12/15/19	$7,449	5,661
ENERGY - 0.0%
Samson Investment Co., 0.00%, 02/15/20 (c) (d)	4,131	83
Walter Energy Inc., 0.00%, 04/01/20 (c) (d) (r)	1,315	—
		83
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 0.00%, 12/15/14 (c) (d) (f) (p) (q)	1,130	—

HEALTH CARE - 0.5%
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	5,087	4,375
6.75%, 08/15/21 (r)	830	707
7.25%, 07/15/22 (r)	409	351
		5,433
INFORMATION TECHNOLOGY - 0.7%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	1,735
10.50%, 03/01/21 (r)	9,561	2,103
Western Digital Corp., 10.50%, 04/01/24 (r)	3,953	4,230
		8,068
UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC, 0.00%, 10/01/20 (c) (d) (r)	4,182	1,422
Total Corporate Bonds and Notes (cost $33,742)		20,667

VARIABLE RATE SENIOR LOAN INTERESTS - 2.3% (i)
CONSUMER DISCRETIONARY - 1.6%
Belk Inc. Term Loan, 5.75%, 11/18/22	$3,250	2,571
Caesars Entertainment Operating Co. 1st Lien Term Loan, 0.00%, 01/28/18 (c) (d)	2,947	2,942
Caesars Entertainment Operating Co. Term Loan B-5, 0.00%, 01/28/18 (c) (d)	618	608
Caesars Entertainment Operating Co. Term Loan B-7, 0.00%, 01/28/18 (c) (d) (f)	2,238	2,238
iHeartCommunications Inc. Term Loan D, 7.20%, 01/30/19	4,339	3,158
iHeartCommunications Inc. Term Loan E, 7.95%, 07/30/19	1,395	1,015
Toys R Us Inc. Term Loan B-4
8.25%, 10/15/19	616	596
9.75%, 03/15/20	5,886	5,056
		18,184
INFORMATION TECHNOLOGY - 0.4%
Avaya Inc. Term Loan B-3, 5.13%, 10/26/17	2,394	1,841
Avaya Inc. Term Loan B-7
6.50%, 03/31/18	1,553	1,156

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.25%, 04/30/20	1,739	1,233
		4,230
UTILITIES - 0.3%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 0.00%, 10/10/17 (c) (d)	11,682	3,905
Total Variable Rate Senior Loan Interests (cost $34,955)		26,319

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	4,758	3,170
Total Government and Agency Obligations (cost $4,123)		3,170

OTHER EQUITY INTERESTS - 0.1%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	865
Tribune Co. Litigation Interests (c) (f) (p) (q) (u)	67	—
Total Other Equity Interests (cost $1,709)		865

SHORT TERM INVESTMENTS - 8.2%
Investment Company - 6.6%
JNL Money Market Fund, 0.26% (a) (h)	73,945	73,945

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	17,665	17,665
Total Short Term Investments (cost $91,610)		91,610
Total Investments - 101.0% (cost $1,072,473)		1,134,781
Other Assets and Liabilities, Net - (1.0%)		(10,969)
Total Net Assets - 100.0%		$1,123,812

Portfolio Composition:	Percentage of Total Investments
Financials	20.2%
Information Technology	15.3
Health Care	14.4
Consumer Staples	12.4
Consumer Discretionary	10.8
Energy	7.7
Materials	3.9
Industrials	3.9
Telecommunication Services	2.0
Utilities	1.0
Government Securities	0.3
Short Term Investments	8.1
Total Investments	100.0%

JNL/Goldman Sachs Core Plus Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.9%
Aberdeen Loan Funding Ltd., 1.29%, 11/01/18 (i) (r)	$1,630	$1,620
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.61%, 08/25/36 (i)	2,086	1,683
ACIS CLO Ltd.
1.13%, 10/14/22 (i) (r)	617	612
1.33%, 10/14/22 (i) (r)	4,794	4,703
2.12%, 05/01/26 (i) (r)	5,000	4,871
Adjustable Rate Mortgage Trust REMIC, 3.10%, 04/25/35 (i)	140	137
Aire Valley Mortgages Plc
0.03%, 09/20/66 (i), EUR	62	67
0.04%, 09/20/66 (i), EUR	1,897	2,056
REMIC, 0.87%, 09/20/66 (i) (r)	477	456
Amortizing Residential Collateral Trust REMIC, 2.25%, 08/25/32 (i)	26	23
Asset Backed Securities Corp. Home Equity REMIC, 3.29%, 04/15/33 (i)	11	11
Banc of America Commercial Mortgage Inc. REMIC, 5.80%, 04/10/49 (i)	600	618
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	36	30
Banc of America Mortgage Securities Inc. REMIC, 2.87%, 09/25/35 (i)	404	369
Bank of America Student Loan Trust, 1.44%, 02/25/43 (i) (r)	1,815	1,775
BlueMountain CLO Ltd., 0.91%, 03/17/21 (i) (r)	968	958
Brentwood CLO Corp., 0.91%, 02/01/22 (i) (r)	796	788
Citigroup Mortgage Loan Trust Inc. REMIC, 3.09%, 12/25/35 (i)	720	633
Countrywide Alternative Loan Trust REMIC, 1.94%, 09/25/35 (i)	133	113
Countrywide Asset-Backed Certificates REMIC, 2.33%, 06/25/34 (i)	80	74
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.79%, 02/19/34 (i)	203	198
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20 (f) (i) (p) (q), EUR	2,635	2,836
Crown Point CLO III Ltd., 2.19%, 12/31/27 (i) (r)	9,550	9,073
Duane Street CLO IV Ltd., 0.89%, 11/14/21 (i) (r)	6,388	6,297
Educational Services of America Inc., 1.49%, 07/25/23 (i) (r)	355	352
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.40%, 05/17/32 (i) (p) (q)	116	—
FREMF Mortgage Trust REMIC, 4.21%, 09/25/25 (i) (r)	2,350	2,048
GCO Education Loan Funding Trust, 0.79%, 05/25/25 (i)	1,687	1,644
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37	85	83
7.00%, 09/25/37	171	176
Greywolf CLO V Ltd., 2.24%, 04/25/27 (i) (r)	3,500	3,485
GSAA Home Equity Trust REMIC, 0.68%, 05/25/37 (i)	3,342	2,204
GSMPS Mortgage Loan Trust, 0.91%, 02/25/35 (i) (r)	22	21
Halcyon Loan Advisors Funding Ltd.
2.63%, 04/28/25 (i) (r)	3,800	3,672
2.16%, 04/18/26 (i) (r)	2,550	2,524
REMIC, 2.03%, 07/25/27 (i) (r)	5,800	5,685
ICG U.S. CLO Ltd., 1.78%, 04/20/26 (i) (r)	4,197	4,107
Impac CMB Trust REMIC, 1.09%, 03/25/35 (i)	73	62
Leek Finance Number Eighteen Plc
0.03%, 09/21/38 (i), EUR	119	141
0.90%, 09/21/38 (i)	1,070	1,140
Luminent Mortgage Trust REMIC, 0.63%, 12/25/36 (i)	2,381	1,943
MASTR Adjustable Rate Mortgages Trust REMIC
2.82%, 10/25/34 (i)	163	158
3.60%, 12/25/34 (i)	50	47
1.64%, 12/25/46 (i)	1,740	1,344
MASTR Seasoned Securities Trust REMIC, 3.42%, 10/25/32 (i)	121	117

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Mid-State Trust, 7.34%, 07/01/35	109	116
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	146
5.48%, 02/12/44 (i)	200	202
Morgan Stanley Mortgage Loan Trust REMIC
3.13%, 08/25/34 (i)	77	76
3.08%, 03/25/36 (i)	968	775
NCUA Guaranteed Notes Trust REMIC, 3.00%, 06/12/19	1,900	2,012
OCP CLO Ltd., 1.46%, 04/26/26 (i) (r)	5,800	5,576
OFSI Fund VI Ltd., 1.84%, 03/20/25 (i) (r)	5,700	5,456
OFSI Fund VII Ltd., 1.97%, 10/18/26 (i) (r)	1,300	1,272
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.76%, 01/01/24 (i)	1,219	1,216
Residential Accredit Loans Inc. Trust REMIC, 1.44%, 01/25/46 (i)	771	527
Sail Net Interest Margin Notes
7.75%, 04/27/33 (r)	6	11
5.50%, 03/27/34 (r)	45	31
Scholar Funding Trust, 1.38%, 04/28/35 (i) (r)	2,034	1,930
SLM Student Loan Trust
2.29%, 01/24/17 (i)	2,450	2,451
0.70%, 07/25/22 (i)	4,800	4,500
1.39%, 04/25/23 (i)	1,054	1,015
2.34%, 07/25/23 (i)	2,685	2,686
0.76%, 01/25/27 (i)	5,361	5,112
0.76%, 12/15/32 (r)	4,582	4,059
SPS Servicer Advance Receivables Trust, 2.62%, 01/16/17 (r)	5,100	5,096
Structured Asset Mortgage Investments Inc. REMIC, 2.78%, 08/25/35 (i)	49	46
THL Credit Wind River CLO Ltd., 1.78%, 04/20/25 (i) (r)	4,800	4,743
Trinitas CLO II Ltd., 2.00%, 07/15/26 (i) (r)	2,500	2,444
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.79%, 06/25/34 (i)	262	264
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.87%, 04/25/36 (i)	70	68
WhiteHorse VIII Ltd., 2.14%, 05/01/26 (i) (r)	2,400	2,385
Z Capital Credit Partners CLO Ltd., 2.11%, 07/16/27 (i) (r)	6,150	5,743
Total Non-U.S. Government Agency Asset- Backed Securities (cost $133,109)		130,912

CORPORATE BONDS AND NOTES - 27.3%
CONSUMER DISCRETIONARY - 2.7%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,700
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,698
Charter Communications Operating LLC
3.58%, 07/23/20 (r)	125	131
4.91%, 07/23/25 (r)	2,200	2,398
Comcast Corp., 3.38%, 08/15/25	4,650	5,011
DISH DBS Corp., 7.75%, 07/01/26 (r)	2,950	3,046
Family Tree Escrow LLC
5.25%, 03/01/20 (r)	100	103
5.75%, 03/01/23 (r)	400	425
General Motors Financial Co. Inc., 3.50%, 07/10/19	1,025	1,061
MDC Holdings Inc., 5.50%, 01/15/24	775	767
MGM Resorts International, 6.63%, 12/15/21	1,400	1,522
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,793
Priceline Group Inc., 3.60%, 06/01/26	2,225	2,291
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,630
Sally Holdings LLC, 5.63%, 12/01/25	1,350	1,414
Time Warner Cable Inc.
5.00%, 02/01/20	175	190
5.88%, 11/15/40	425	463
5.50%, 09/01/41	253	265
Time Warner Inc., 3.88%, 01/15/26	475	512
Videotron Ltd., 5.00%, 07/15/22	1,850	1,915
		32,335
CONSUMER STAPLES - 3.3%
Constellation Brands Inc., 4.25%, 05/01/23	2,325	2,418
CVS Caremark Corp.
4.13%, 05/15/21	999	1,097
3.38%, 08/12/24	2,050	2,180
CVS Health Corp.
3.50%, 07/20/22	2,775	2,988
2.88%, 06/01/26	3,450	3,526
HJ Heinz Co.
2.80%, 07/02/20 (r)	1,325	1,376
3.95%, 07/15/25 (r)	1,925	2,094
Kimberly-Clark Corp., 3.70%, 06/01/43	575	624
Kraft Heinz Foods Co., 4.38%, 06/01/46 (r)	2,250	2,381
Molson Coors Brewing Co.
2.10%, 07/15/21	625	627
3.00%, 07/15/26	875	875
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,400	1,543
Philip Morris International Inc., 2.75%, 02/25/26 (e)	1,325	1,367
Reynolds American Inc., 4.45%, 06/12/25	8,000	8,939
Reynolds Group Issuer Inc., 5.75%, 10/15/20	2,275	2,350
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	225	261
Suntory Holdings Ltd., 2.55%, 09/29/19 (r)	2,050	2,089
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	525	542
2.60%, 06/01/21	1,175	1,194
3.45%, 06/01/26	1,300	1,337
		39,808
ENERGY - 2.2%
Anadarko Petroleum Corp.
3.45%, 07/15/24	670	655
6.45%, 09/15/36	850	971
Antero Resources Corp., 5.63%, 06/01/23 (e)	2,100	2,037
Apache Corp.
3.25%, 04/15/22	300	307
2.63%, 01/15/23	525	520
4.25%, 01/15/44	1,550	1,501
ConocoPhillips Co.
3.35%, 11/15/24 (e)	1,485	1,530
4.95%, 03/15/26 (e)	900	1,020
4.15%, 11/15/34 (e)	825	832
Devon Energy Corp., 4.75%, 05/15/42	925	830
Enbridge Inc., 3.50%, 06/10/24	725	694
Energy Transfer Partners LP
3.60%, 02/01/23	210	201
4.75%, 01/15/26	350	361
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	3,325	2,929
7.03%, 01/15/68 (i)	550	580
Laredo Petroleum Inc., 6.25%, 03/15/23 (e)	300	285
Occidental Petroleum Corp., 3.40%, 04/15/26	2,075	2,190
Petrobras Global Finance BV
4.88%, 03/17/20	200	188
8.38%, 05/23/21	840	867
Petroleos de Venezuela SA
9.00%, 11/17/21	340	146
6.00%, 05/16/24	1,320	467
6.00%, 11/15/26	950	331
5.38%, 04/12/27	100	35

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.50%, 04/12/37	50	17
Petroleos Mexicanos
5.50%, 02/04/19 (r)	470	495
6.38%, 02/04/21 (r)	270	294
Pioneer Natural Resources Co., 3.45%, 01/15/21	1,550	1,601
Shell International Finance BV, 4.55%, 08/12/43	825	918
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24	500	505
Western Gas Partners LP, 3.95%, 06/01/25	1,300	1,242
Williams Partners LP
3.60%, 03/15/22	325	308
3.90%, 01/15/25	1,825	1,660
		26,517
FINANCIALS - 10.9%
AerCap Aviation Solutions BV, 6.38%, 05/30/17	200	206
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	2,065
American Express Co., 6.80%, 09/01/66 (i)	2,175	2,172
American International Group Inc.
3.75%, 07/10/25	750	765
4.50%, 07/16/44	200	194
American Tower Corp.
3.40%, 02/15/19	825	859
3.30%, 02/15/21	850	887
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	7,150
3.65%, 02/01/26	3,425	3,666
4.90%, 02/01/46	900	1,054
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	2,310	2,313
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	2,875	2,928
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,125	1,143
6.50% (callable at 100 beginning 10/23/24) (e) (m)	750	799
4.00%, 04/01/24	1,500	1,602
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	308
BAT International Finance Plc, 3.95%, 06/15/25 (r)	4,425	4,927
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	1,901	1,697
Capital One Financial Corp., 4.20%, 10/29/25	2,000	2,057
Chubb Corp., 6.37%, 03/29/67 (i)	1,300	1,131
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	775	744
6.25% (callable at 100 beginning 08/15/26) (m)	1,550	1,596
Compass Bank
1.85%, 09/29/17	850	848
2.75%, 09/29/19	925	913
5.50%, 04/01/20	1,200	1,293
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	250	251
6.50%, 08/08/23 (r)	1,100	1,150
Crown Castle International Corp., 5.25%, 01/15/23	2,275	2,553
Developers Diversified Realty Corp., 7.50%, 04/01/17	2,170	2,262
Discover Bank, 8.70%, 11/18/19	551	649
Discover Financial Services, 3.85%, 11/21/22	1,499	1,523
Education Realty Operating Partnership LP, 4.60%, 12/01/24	1,775	1,820
ERP Operating LP, 4.63%, 12/15/21	1,538	1,737
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,271
5.88%, 08/02/21	750	860
4.13%, 08/04/25	2,025	2,172
GE Capital International Funding Co., 4.42%, 11/15/35 (r)	1,346	1,510
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	287
6.15%, 08/07/37	158	219
5.88%, 01/14/38	258	349
Geo Maquinaria, 0.00%, 05/02/21 (c) (d) (p) (q)	270	3
Glencore Funding LLC, 2.50%, 01/15/19 (r)	269	259
HCP Inc., 6.00%, 01/30/17	1,375	1,411
ING Bank NV, 4.12%, 11/21/23 (i)	2,875	2,915
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,425	1,430
3.88%, 01/16/18	3,075	3,155
5.02%, 06/26/24 (r)	1,200	1,103
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,565
Lloyds Banking Group Plc, 4.65%, 03/24/26 (e)	700	709
Macquarie Bank Ltd., 6.63%, 04/07/21 (e) (p) (q)	1,475	1,705
Meiji Yasuda Life Insurance Co. Ltd., 5.20%, 10/20/45 (e) (i) (r)	1,425	1,562
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21 (e)	1,050	1,088
3.85%, 03/01/26	1,200	1,310
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,144
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (e) (m)	1,850	1,833
3.88%, 04/29/24	1,150	1,231
3.70%, 10/23/24	3,000	3,140
4.00%, 07/23/25	150	161
Nationwide Building Society, 3.90%, 07/21/25 (r)	2,125	2,273
Nielsen Finance LLC, 4.50%, 10/01/20	1,900	1,936
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,759
PNC Preferred Funding Trust II, 1.88%, (callable at 100 beginning 03/15/17) (m) (r)	2,500	2,200
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	2,125	2,157
Reynolds Group Issuer Inc., 5.13%, 07/15/23 (r)	1,250	1,266
Royal Bank of Scotland Group Plc, 6.00%, 12/19/23	675	686
Santander Bank NA, 2.00%, 01/12/18	1,675	1,674
Santander UK Plc, 5.00%, 11/07/23 (r)	3,810	3,911
Select Income REIT
2.85%, 02/01/18	325	327
3.60%, 02/01/20	575	585
4.15%, 02/01/22	800	804
Sovereign Bank, 8.75%, 05/30/18	700	779
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,363
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (e) (r)	2,200	2,357
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,822
Synchrony Financial
2.60%, 01/15/19	2,200	2,223
3.00%, 08/15/19	1,525	1,555
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	1,065	1,183

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Trust F/1401, 5.25%, 12/15/24 (r)	470	482
UBS Group AG, 3.00%, 04/15/21 (r)	2,300	2,346
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,173
4.88%, 06/01/26	600	615
WEA Finance LLC, 3.75%, 09/17/24 (r)	1,800	1,877
		131,007
HEALTH CARE - 3.0%
AbbVie Inc.
2.50%, 05/14/20	2,225	2,278
2.30%, 05/14/21	1,125	1,139
3.20%, 05/14/26	350	354
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,216
3.45%, 03/15/22	325	337
3.80%, 03/15/25	1,340	1,394
4.85%, 06/15/44	1,825	1,923
Aetna Inc.
2.40%, 06/15/21	1,050	1,073
2.80%, 06/15/23	900	920
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	3,029
Becton Dickinson and Co., 2.68%, 12/15/19	1,850	1,903
Community Health Systems Inc., 8.00%, 11/15/19 (e)	350	342
EMD Finance LLC, 2.95%, 03/19/22 (r)	3,650	3,740
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,314
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,297
5.00%, 12/15/21 (r)	1,700	1,903
HCA Inc., 4.75%, 05/01/23	2,150	2,204
Medtronic Inc.
2.50%, 03/15/20	675	700
3.15%, 03/15/22	1,200	1,281
Stryker Corp., 2.63%, 03/15/21	725	749
Thermo Fisher Scientific Inc., 3.00%, 04/15/23	1,800	1,833
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,220
4.75%, 07/15/45	1,125	1,362
		36,511
INDUSTRIALS - 0.7%
General Electric Co., 3.50%, 10/02/18	2,055	2,116
International Lease Finance Corp.
6.75%, 09/01/16 (r)	550	553
7.13%, 09/01/18 (r)	1,200	1,317
Penske Truck Leasing Co. LP, 3.05%, 01/09/20 (p) (q)	2,400	2,444
Roper Technologies Inc., 3.00%, 12/15/20	1,350	1,396
		7,826
INFORMATION TECHNOLOGY - 1.6%
Cisco Systems Inc., 2.20%, 02/28/21	1,675	1,726
Fidelity National Information Services Inc., 3.63%, 10/15/20	2,750	2,907
Fiserv Inc., 2.70%, 06/01/20	1,700	1,760
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (r)	1,450	1,516
Intel Corp., 3.70%, 07/29/25	2,550	2,834
Microsoft Corp., 3.13%, 11/03/25	2,300	2,462
NXP BV, 4.63%, 06/01/23 (r)	4,250	4,324
Oracle Corp., 2.50%, 05/15/22	1,925	1,967
		19,496
MATERIALS - 0.2%
Ecolab Inc., 5.50%, 12/08/41	775	971
LyondellBasell Industries NV, 5.00%, 04/15/19	525	568
Sappi Papier Holding GmbH, 7.75%, 07/15/17 (p) (q)	1,200	1,245
		2,784
TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	9,650	525
AT&T Inc.
4.45%, 04/01/24	800	876
3.95%, 01/15/25	625	661
3.40%, 05/15/25	1,350	1,382
Digicel Ltd., 6.75%, 03/01/23 (r)	1,550	1,318
SoftBank Group Corp., 4.50%, 04/15/20 (r)	1,700	1,755
Telefonica Emisiones SAU, 5.46%, 02/16/21	3,225	3,680
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,344
5.15%, 09/15/23	8,750	10,194
4.15%, 03/15/24	725	800
4.67%, 03/15/55	1,023	1,033
		26,568
UTILITIES - 0.5%
Consumers Energy Co, 3.95%, 05/15/43 (e)	2,125	2,303
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	1,575	1,337
Southern Co., 2.35%, 07/01/21	2,325	2,371
		6,011
Total Corporate Bonds and Notes (cost $316,893)		328,863

GOVERNMENT AND AGENCY OBLIGATIONS - 59.5%
GOVERNMENT SECURITIES - 26.5%
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank, 2.88%, 06/13/25	6,650	7,231
Federal National Mortgage Association - 0.5% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,781
6.63%, 11/15/30	900	1,380
		5,161
Municipals - 1.3%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,146
Commonwealth of Puerto Rico
5.50%, 07/01/26 (p) (q)	165	107
5.13%, 07/01/31 (p) (q)	10	6
5.50%, 07/01/32 (p) (q)	10	6
5.63%, 07/01/32 (p) (q)	10	6
5.38%, 07/01/33 (p) (q)	140	91
5.00%, 07/01/34 (p) (q)	10	6
6.00%, 07/01/34 (p) (q)	10	7
8.00%, 07/01/35 (p) (q)	1,695	1,129
5.88%, 07/01/36 (p) (q)	10	6
5.75%, 07/01/38 (p) (q)	15	10
5.50%, 07/01/39 (p) (q)	260	168
5.00%, 07/01/41 (p) (q)	65	42
5.75%, 07/01/41 (p) (q)	15	10
Northstar Education Finance Inc. Student Loan Asset-Backed Note (insured by Guaranteed Student Loans)
0.66%, 04/01/42 (i)	700	637
0.77%, 04/01/42 (i)	2,300	2,092
0.83%, 04/01/42 (i)	650	592
Port Authority of New York & New Jersey, 4.81%, 10/15/65	900	1,082
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	138
5.00%, 07/01/33	105	70
5.75%, 07/01/37	30	21

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.00%, 07/01/38 - 07/01/47	315	222
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	1,650	723
5.50%, 08/01/28 - 08/01/42	2,435	1,071
0.00%, 08/01/32 - 08/01/33 (k)	360	146
0.00%, 08/01/33 - 08/01/38 (j)	470	54
5.00%, 08/01/35 - 08/01/43	250	108
5.38%, 08/01/36 - 08/01/39	815	357
5.75%, 08/01/37	300	133
6.00%, 08/01/39 - 08/01/42	925	414
6.38%, 08/01/39	15	7
State of California
7.95%, 03/01/36	1,290	1,563
7.63%, 03/01/40	2,390	3,778
		15,948
Sovereign - 4.5%
Chile Government International Bond, 3.63%, 10/30/42	800	812
Colombia Government International Bond
4.50%, 01/28/26	220	234
5.63%, 02/26/44	840	932
5.00%, 06/15/45	340	354
Dominican Republic Bond, 11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	15
6.88%, 01/29/26 (r)	1,000	1,105
8.63%, 04/20/27	396	469
7.45%, 04/30/44 (r)	180	198
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,296
Indonesia Government International Bond
5.38%, 10/17/23	200	225
5.88%, 01/15/24	1,020	1,180
4.13%, 01/15/25 (r)	360	375
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,695
7.00%, 06/15/25	1,500	2,096
6.75%, 07/15/27	1,200	1,717
Israel Government AID Bond, 5.50%, 09/18/23 - 04/26/24	5,500	6,956
Kazakhstan Government International Bond, 5.13%, 07/21/25	200	219
Kreditanstalt fur Wiederaufbau, 1.13%, 08/06/18	9,600	9,659
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	372
8.00%, 12/07/23, MXN	6,841	425
7.50%, 06/03/27, MXN	5,200	318
8.50%, 05/31/29, MXN	3,453	227
Mexico Government International Bond
3.63%, 03/15/22	910	960
4.75%, 03/08/44	2,760	2,974
5.55%, 01/21/45	160	192
4.60%, 01/23/46	510	538
Republic of Honduras, 8.75%, 12/16/20 (r)	370	414
Republic of Indonesia, 4.75%, 01/08/26 (r)	1,300	1,416
South Africa Government International Bond
5.88%, 09/16/25	240	267
4.88%, 04/14/26	200	208
Tennessee Valley Authority
3.88%, 02/15/21	3,700	4,151
5.98%, 04/01/36	1,250	1,822
4.63%, 09/15/60	800	997
Turkey Government International Bond
5.63%, 03/30/21	590	643
6.25%, 09/26/22	1,470	1,662
5.75%, 03/22/24	740	825
United Mexican States, 6.05%, 01/11/40	60	76
Venezuela Government International Bond
7.00%, 12/01/18	20	10
7.75%, 10/13/19	860	385
6.00%, 12/09/20	70	28
12.75%, 08/23/22	50	25
9.00%, 05/07/23	50	21
8.25%, 10/13/24	1,465	612
7.65%, 04/21/25	230	94
11.75%, 10/21/26	170	81
9.25%, 09/15/27 - 05/07/28	1,338	592
11.95%, 08/05/31	380	179
9.38%, 01/13/34	100	43
		54,110
Treasury Inflation Index Securities - 7.0%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.35%, 09/15/19 (n), EUR	5,254	6,334
2.35%, 09/15/24 (n) (r), EUR	1,255	1,600
Spain Government Inflation Indexed Bond, 0.55%, 11/30/19 (n) (r), EUR	5,113	5,854
U.S. Treasury Inflation Indexed Note
2.50%, 07/15/16 (e) (n)	24,880	24,948
0.13%, 04/15/18 - 07/15/24 (n)	26,284	26,668
0.38%, 07/15/23 - 07/15/25 (n)	7,058	7,280
0.63%, 01/15/24 - 01/15/26 (n)	2,740	2,872
2.50%, 01/15/29 (n)	3,733	4,731
2.13%, 02/15/40 (n)	1,439	1,882
1.38%, 02/15/44 (n)	1,540	1,781
		83,950
U.S. Treasury Securities - 12.6%
U.S. Treasury Bond
3.63%, 08/15/43 (o)	5,800	7,489
3.75%, 11/15/43 (o)	11,900	15,713
3.63%, 02/15/44	11,820	15,251
3.00%, 11/15/44 - 11/15/45	26,200	30,151
2.88%, 08/15/45	3,500	3,931
2.50%, 05/15/46	2,090	2,180
U.S. Treasury Note
0.88%, 11/30/17	7,620	7,652
0.75%, 12/31/17 - 02/28/18	21,690	21,750
1.63%, 07/31/20	27,500	28,284
1.75%, 09/30/22	6,000	6,192
1.88%, 10/31/22	10,350	10,757
2.13%, 05/15/25	1,400	1,480
2.25%, 11/15/25	1,000	1,068
		151,898
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.0%
Federal Home Loan Mortgage Corp. - 6.6%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,626
4.25%, 03/25/25 (i)	700	724
5.00%, 03/01/26 - 06/01/41	2,402	2,661
3.75%, 10/25/27 (i)	620	619
5.50%, 04/01/28 - 08/01/38	1,235	1,388
3.00%, 03/01/32 - 03/01/43	3,404	3,565
3.08%, 01/01/37 (i)	506	535
6.00%, 08/01/37 - 05/01/40	1,025	1,175
6.50%, 01/01/38 - 12/01/38	990	1,175
7.00%, 02/01/39	729	866
4.00%, 06/01/40 - 07/01/45	771	826
4.50%, 11/01/40	5	6
3.50%, 04/01/43 - 05/01/46	40,615	43,124
3.50%, 06/01/46, TBA (g)	2,000	2,150

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Interest Only, 3.00%, 12/15/27 (p) (q)	905	77
REMIC, 3.03%, 10/25/20	4,700	5,004
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,496	1,559
REMIC, 3.46%, 08/25/23 (i)	800	884
REMIC, 2.81%, 01/25/25	6,100	6,474
REMIC, 0.79%, 11/15/45 (i)	1,101	1,098
REMIC, 0.89%, 04/15/46 (i)	1,567	1,567
REMIC, 0.94%, 05/15/46 (i)	1,090	1,092
REMIC, Interest Only, 5.66%, 07/15/39 (i) (p) (q)	955	170
REMIC, Interest Only, 5.66%, 11/15/43 (i) (p) (q)	1,374	227
REMIC, Interest Only, 5.61%, 04/15/44 (i) (p) (q)	1,378	205
REMIC, Interest Only, 5.16%, 05/15/45 (i) (p) (q)	1,427	221
		79,018
Federal National Mortgage Association - 17.5%
Federal National Mortgage Association
2.80%, 03/01/18	2,320	2,372
5.00%, 03/01/18 - 12/01/44	5,376	5,948
3.74%, 05/01/18	1,387	1,439
3.84%, 05/01/18	1,790	1,862
4.50%, 08/01/18 - 08/01/41	2,923	3,231
6.50%, 02/01/19	—	—
4.51%, 06/01/19	4,400	4,590
3.42%, 10/01/20	971	1,051
3.63%, 12/01/20	759	824
4.38%, 06/01/21	3,226	3,604
3.83%, 07/01/21	1,556	1,712
5.50%, 09/01/23 - 11/01/39	1,427	1,519
6.00%, 01/01/24 - 08/01/39	1,515	1,749
1.65%, 07/25/24 (i)	234	235
8.00%, 04/01/30 - 01/01/31	33	35
7.00%, 07/01/32 - 03/01/39	419	499
2.36%, 11/01/35 (i)	29	30
2.61%, 05/01/36 (i)	216	226
2.76%, 05/01/36 (i)	204	217
2.82%, 08/01/36 (i)	185	196
2.70%, 09/01/36 (i)	179	190
4.00%, 08/01/39 - 09/01/39	27	29
3.50%, 11/01/41 - 05/01/46	61,536	65,026
3.00%, 11/01/42 - 07/01/43	4,190	4,413
3.50%, 06/01/46, TBA (g)	1,000	1,076
3.00%, 07/15/46 - 08/15/46, TBA (g)	53,000	54,940
4.00%, 07/15/46, TBA (g)	35,000	37,519
REMIC, 5.00%, 06/25/41 - 10/25/41	2,694	3,007
REMIC, 7.00%, 07/25/42 - 10/25/42	948	1,118
REMIC, 0.89%, 08/25/42 (i)	853	852
REMIC, 0.95%, 11/25/45 - 06/25/46 (i)	5,530	5,536
REMIC, 0.80%, 02/25/46 (i)	1,274	1,265
REMIC, Interest Only, 4.54%, 11/25/40 (i) (p) (q)	3,946	617
REMIC, Interest Only, 5.70%, 07/25/42 (i) (p) (q)	905	131
REMIC, Interest Only, 6.22%, 07/25/42 (i) (p) (q)	786	142
REMIC, Interest Only, 5.65%, 09/25/43 (i) (p) (q)	966	156
REMIC, Interest Only, 5.65%, 12/25/43 (i) (p) (q)	2,080	378
REMIC, Interest Only, 5.80%, 01/25/45 (i) (p) (q)	1,011	185
REMIC, Interest Only, 5.25%, 11/25/45 (i) (p) (q)	2,063	344
REMIC, Interest Only, 5.25%, 11/25/45 (i) (p) (q)	538	81
REMIC, Interest Only, 5.25%, 11/25/45 (i) (p) (q)	14,216	2,065
REMIC, Interest Only, 5.80%, 11/25/45 (i) (p) (q)	907	134
REMIC, Interest Only, 5.70%, 02/25/46 (i) (p) (q)	1,922	453
		210,996
Government National Mortgage Association - 8.9%
Government National Mortgage Association
3.95%, 07/15/25	657	715
6.00%, 06/15/34 - 11/15/38	77	87
5.00%, 06/15/40 - 05/15/41	1,136	1,274
4.00%, 10/20/43 - 05/20/46	89,251	95,502
4.00%, 09/20/45 - 07/15/46, TBA (g)	5,000	5,345
REMIC, 5.00%, 10/20/44 (p) (q)	2,650	456
REMIC, Interest Only, 5.30%, 03/20/40 (i) (p) (q)	1,447	200
REMIC, Interest Only, 5.55%, 08/20/40 (i) (p) (q)	2,017	320
REMIC, Interest Only, 5.70%, 05/20/41 (i) (p) (q)	1,379	207
REMIC, Interest Only, 5.80%, 12/20/42 (i) (p) (q)	756	120
REMIC, Interest Only, 5.70%, 07/20/43 (i) (p) (q)	485	79
REMIC, Interest Only, 6.26%, 08/16/43 (i) (p) (q)	967	191
REMIC, Interest Only, 5.65%, 09/20/43 (i) (p) (q)	517	83
REMIC, Interest Only, 5.65%, 10/20/43 (i) (p) (q)	2,568	316
REMIC, Interest Only, 5.70%, 11/20/43 (i) (p) (q)	464	76
REMIC, Interest Only, 5.65%, 03/20/44 (i) (p) (q)	585	94
REMIC, Interest Only, 5.15%, 09/20/44 (i) (p) (q)	630	85
REMIC, Interest Only, 5.00%, 08/20/45 (p) (q)	2,266	373
REMIC, Interest Only, 5.26%, 08/20/45 (i) (p) (q)	3,366	493
REMIC, Interest Only, 5.29%, 08/20/45 (i) (p) (q)	801	99
REMIC, Interest Only, 5.27%, 09/20/45 (i) (p) (q)	829	115
REMIC, Interest Only, 5.75%, 09/20/45 (i) (p) (q)	2,040	361
REMIC, Interest Only, 5.25%, 10/20/45 (i) (p) (q)	732	103
REMIC, Interest Only, 5.75%, 11/20/45 (i) (p) (q)	671	97
REMIC, Interest Only, 5.20%, 01/20/46 (i) (p) (q)	884	117
REMIC, Interest Only, 5.20%, 01/20/46 (i) (p) (q)	2,380	314
REMIC, Interest Only, 5.20%, 01/20/46 (i) (p) (q)	1,829	237
		107,459
Total Government and Agency Obligations (cost $693,080)		715,771

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CREDIT LINKED STRUCTURED NOTES - 0.4%
BRAZIL - 0.4%
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (p) (q), BRL	4,840	$4,404
Total Credit Linked Structured Notes (cost $5,114)		4,404

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 6.7%
Investment Company - 5.3%
JNL Money Market Fund, 0.26% (a) (h)	64,121	64,121

Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	16,089	16,089
Total Short Term Investments (cost $80,210)		80,210

Total Investments - 104.7% (cost $1,228,590)		1,260,160
Total Forward Sales Commitments - (3.8%) (proceeds $45,143)		(45,358)
Other Assets and Liabilities, Net - (0.9%)		(11,588)
Total Net Assets - 100.0%		$1,203,214
FORWARD SALES COMMITMENTS - 3.8%
GOVERNMENT AND AGENCY OBLIGATIONS - 3.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.8%
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp., 3.50%, 07/15/46, TBA (g)	$18,000	$18,980
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association, 3.50%, 07/15/46, TBA (g)	25,000	26,378

Total Forward Sales Commitments - 3.8% (proceeds $45,143)		$45,358

Portfolio Composition:	Percentage of Net Investments
U.S. Government Agency MBS	29.0%
Government Securities	26.2
Financials	11.3
Non-U.S. Government Agency ABS	10.6
Consumer Staples	3.3
Health Care	3.0
Consumer Discretionary	2.7
Telecommunication Services	2.2
Energy	2.2
Information Technology	1.6
Industrials	0.6
Utilities	0.5
Materials	0.2
Short Term Investments	6.6
Net Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 23.3%
ARGENTINA - 1.1%
Arcor S.A.I.C., 6.00%, 07/06/23 (r)	$1,000	$1,005
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	138	136
Cablevision SA, 6.50%, 06/15/21 (r)	300	306
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23 (r)	420	447
YPF SA, 8.88%, 12/19/18	1,720	1,853
		3,747
AUSTRALIA - 0.2%
Toyota Finance Australia Ltd., 3.76%, 07/20/17, MXN	11,420	607

AUSTRIA - 0.1%
Eldorado International Finance GmbH, 8.63%, 06/16/21 (r)	520	503

BANGLADESH - 0.2%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	500	525

BRAZIL - 1.5%
Banco do Brasil SA
6.25% (callable at 100 beginning 04/15/24) (m)	1,190	735
9.00% (callable at 100 beginning 06/18/24) (m)	770	597
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	770	687
5.33%, 02/15/28 (r)	570	509
Embraer Netherlands BV, 5.05%, 06/15/25	300	296
Embraer Overseas Ltd., 5.70%, 09/16/23	220	228
Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25 (k)	200	193
Petrobras International Finance Co.
5.75%, 01/20/20	420	405
5.38%, 01/27/21	270	249
Samarco Mineracao SA, 4.13%, 11/01/22	200	77
Tupy Overseas SA, 6.63%, 07/17/24	410	393
Tupy SA, 6.63%, 07/17/24 (r)	530	507
		4,876
CANADA - 0.2%
First Quantum Minerals Ltd., 6.75%, 02/15/20 (p) (q)	360	301
Harvest Operations Corp., 6.88%, 10/01/17	460	446
		747
CHILE - 2.1%
AES Gener SA, 5.25%, 08/15/21	391	416
Cencosud SA, 6.63%, 02/12/45	1,138	1,109
Corpbanca SA, 3.88%, 09/22/19 (r)	815	854
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	810	888
GNL Quintero SA, 4.63%, 07/31/29 (r)	1,690	1,724
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	242
3.63%, 04/03/23	1,970	1,873
		7,106
CHINA - 0.3%
China Yongda Automobiles Services Holdings Ltd., 1.50%, 07/18/19, CNY	3,000	427

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	430	434
		861
COLOMBIA - 0.7%
Banco de Bogota SA, 5.00%, 01/15/17	1,285	1,300
Oleoducto Central SA, 4.00%, 05/07/21	850	830
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	270	281
		2,411
DOMINICAN REPUBLIC - 1.1%
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19	3,518	3,745

GUATEMALA - 0.7%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	970	1,003
Central American Bottling Corp.
6.75%, 02/09/22	470	488
6.75%, 02/09/22 (r)	70	73
Comcel Trust, 6.88%, 02/06/24 (r)	740	721
		2,285
HONG KONG - 0.9%
China Resources Cement Holdings Ltd., 2.13%, 10/05/17	960	966
New Cotai LLC, 10.63%, 05/01/19 (e) (r) (y)	650	401
Noble Group Ltd.
6.00% (callable at 100 beginning 06/24/19) (m)	250	142
6.75%, 01/29/20	400	325
Sun Hung Kai Properties Capital Market Ltd., 5.38%, 03/08/17	400	411
Wharf Finance Ltd., 4.63%, 02/08/17	640	651
		2,896
INDIA - 0.6%
Greenko Dutch BV
8.00%, 08/01/19	490	523
8.00%, 08/01/19 (r)	660	704
ICICI Bank Ltd., 6.37%, 04/30/22 (i)	380	385
State Bank of India, 6.44%, (callable at 100 beginning 05/15/17) (m)	260	263
		1,875
IRELAND - 0.4%
Mobile Telesystems OJSC via MTS International Fund, 5.00%, 05/30/23	410	421
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	840	858
		1,279
ISRAEL - 1.0%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	1,290	1,292
3.84%, 12/30/18 (r)	1,850	1,887
Israel Electric Corp. Ltd., 5.63%, 06/21/18 (r)	220	233
		3,412
ITALY - 0.2%
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	610	584

JAMAICA - 0.6%
Digicel Group Ltd.
8.25%, 09/30/20 (p) (q)	300	251
8.25%, 09/30/20	820	685
Digicel Ltd.
7.00%, 02/15/20 (p) (q)	200	186
6.75%, 03/01/23 (r)	910	773
		1,895
JAPAN - 0.2%
SoftBank Group Corp., 4.50%, 04/15/20 (e)	570	589

KAZAKHSTAN - 0.2%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	740	822

LUXEMBOURG - 0.6%
Altice Financing SA
6.50%, 01/15/22 (e) (r)	540	546
6.63%, 02/15/23	200	196
7.50%, 05/15/26 (r)	620	609
Altice Finco SA, 9.88%, 12/15/20	230	245
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	380	382
		1,978
MEXICO - 2.1%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	42,240	2,297
Cemex SAB de CV, 4.75%, 01/11/22 (r), EUR	340	377
Gruma SAB de CV, 4.88%, 12/01/24 (e) (r)	910	983
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	263
Grupo Televisa SAB, 6.00%, 05/15/18	1,084	1,169
JB y Compania SA de CV, 3.75%, 05/13/25 (r)	610	629
Metalsa SA de CV, 4.90%, 04/24/23 (r)	465	456
Pemex Finance Ltd., 10.61%, 08/15/17	222	234
Trust F/1401
5.25%, 01/30/26 (e) (r)	200	204
6.95%, 01/30/44 (e) (p) (q)	280	290
		6,902
NETHERLANDS - 1.1%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	1,369	1,277
Listrindo Capital BV, 6.95%, 02/21/19	810	837
Petrobras Global Finance BV
8.38%, 05/23/21	600	619
4.38%, 05/20/23	1,300	1,056
		3,789
PARAGUAY - 0.7%
Banco Continental SAECA, 8.88%, 10/15/17	615	624
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,410	1,479
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22 (e)	270	271
		2,374
PERU - 1.8%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	1,950	2,028
Corp. Lindley SA, 6.75%, 11/23/21	2,316	2,617
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	219	212
0.00%, 06/02/25 (j)	1,007	785
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	386
		6,028
PHILIPPINES - 0.1%
Energy Development Corp., 6.50%, 01/20/21	440	497

QATAR - 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	577	616
5.84%, 09/30/27 (p) (q)	510	556

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.33%, 09/30/27	330	373
		1,545
RUSSIAN FEDERATION - 1.0%
Lukoil International Finance BV
3.42%, 04/24/18	1,550	1,570
4.56%, 04/24/23 (e)	910	921
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	235
Sberbank of Russia Via SB Capital SA, 5.50%, 02/26/24	450	444
		3,170
SINGAPORE - 0.1%
Royal Capital BV, 5.50%, (callable at 100 beginning 05/05/21) (m)	350	357

SOUTH AFRICA - 0.5%
Myriad International Holdings BV, 6.38%, 07/28/17	550	571
Transnet SOC Ltd., 10.00%, 03/30/29, ZAR	16,500	1,003
		1,574
TURKEY - 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22	1,520	1,372
Global Liman Isletmeleri
8.13%, 11/14/21 (r)	1,010	942
8.13%, 11/14/21	200	187
		2,501
UKRAINE - 0.1%
MHP SA, 8.25%, 04/02/20	540	510

UNITED ARAB EMIRATES - 0.6%
Dolphin Energy Ltd., 5.50%, 12/15/21	250	283
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	1,370	1,583
		1,866
UNITED STATES OF AMERICA - 0.3%
Cemex Finance LLC, 5.25%, 04/01/21 (r), EUR	376	427
Kosmos Energy Ltd., 7.88%, 08/01/21	470	453
		880
VENEZUELA - 0.8%
Petroleos de Venezuela SA
9.00%, 11/17/21	160	68
6.00%, 05/16/24	2,390	845
6.00%, 11/15/26	2,540	886
5.38%, 04/12/27	2,090	729
5.50%, 04/12/37	20	7
		2,535
VIETNAM - 0.0%
Debt and Asset Trading Corp., 1.00%, 10/10/25	220	112
Total Corporate Bonds and Notes (cost $78,236)		77,383

GOVERNMENT AND AGENCY OBLIGATIONS - 59.6%
ARGENTINA - 0.7%
Argentina Bonar Bond, 29.20%, 03/28/17 (i), ARS	24,610	1,656
Argentina Bonar Bond, 30.47%, 10/09/17 (i), ARS	11,775	817
		2,473
BRAZIL - 8.7%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/40 (s), BRL	7,546	6,795
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/17 (j), BRL	24,697	6,782
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/25, BRL	53,659	15,462
		29,039
CHILE - 0.2%
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	442,885	742

COLOMBIA - 4.8%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	398
4.38%, 03/21/23, COP	1,858,000	543
3.88%, 03/22/26, EUR	230	274
Colombia TES
11.25%, 10/24/18, COP	242,300	91
5.00%, 11/21/18, COP	20,971,300	6,917
7.00%, 05/04/22, COP	12,673,600	4,330
10.00%, 07/24/24, COP	4,251,700	1,692
7.50%, 08/26/26, COP	1,333,100	453
6.00%, 04/28/28, COP	3,942,000	1,182
		15,880
COSTA RICA - 0.2%
Costa Rica Government International Bond, 7.16%, 03/12/45 (e) (r)	780	780

CROATIA - 0.2%
Croatia Government International Bond, 6.25%, 04/27/17	660	681

DOMINICAN REPUBLIC - 0.7%
Dominican Republic Bond, 11.38%, 07/06/29, DOP	9,200	204
Dominican Republic International Bond
10.38%, 03/04/22, DOP	900	20
11.50%, 05/10/24, DOP	30,400	694
6.88%, 01/29/26 (r)	180	199
18.50%, 02/04/28 (r), DOP	4,900	153
6.85%, 01/27/45 (e) (r)	950	983
		2,253
HUNGARY - 1.1%
Hungary Government International Bond, 4.13%, 02/19/18	3,400	3,508

INDONESIA - 0.9%
Indonesia Government International Bond
2.63%, 06/14/23 (r), EUR	620	694
3.38%, 07/30/25, EUR	120	137
3.75%, 06/14/28 (r), EUR	690	774
Indonesia Treasury Bond, 6.13%, 05/15/28, IDR	3,000	—
Republic of Indonesia, 4.75%, 01/08/26 (e)	1,280	1,394
		2,999
MALAYSIA - 2.2%
Malaysia Government Bond
4.26%, 09/15/16, MYR	16,600	4,131
3.89%, 07/31/20, MYR	1,050	266
4.05%, 09/30/21, MYR	1,630	416
4.50%, 04/15/30, MYR	7,410	1,910
4.74%, 03/15/46, MYR	1,810	457
		7,180
MEXICO - 9.9%
Mexico Bonos
4.75%, 06/14/18, MXN	144,776	7,904
8.50%, 12/13/18, MXN	109,591	6,477
8.00%, 06/11/20 - 12/07/23, MXN	34,416	2,100

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.50%, 06/10/21 - 06/09/22, MXN	180,692	10,331
10.00%, 12/05/24, MXN	15,534	1,089
7.50%, 06/03/27, MXN	2,550	156
7.75%, 11/23/34, MXN	32,135	2,012
7.75%, 11/13/42, MXN	9,504	605
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 (n), MXN	4,319	250
2.50%, 12/10/20 (n), MXN	10,752	594
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	18,243	1,140
4.00%, 11/08/46 (n), MXN	2,499	152
		32,810
PERU - 1.1%
Peru Government International Bond
5.70%, 08/12/24 (r), PEN	7,930	2,435
8.20%, 08/12/26, PEN	553	196
6.95%, 08/12/31, PEN	2,006	651
6.90%, 08/12/37, PEN	327	105
6.85%, 02/12/42, PEN	1,049	327
		3,714
PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	49,000	1,083
Philippine Government International Bond, 6.25%, 01/14/36, PHP	13,000	310
		1,393
POLAND - 10.1%
Poland Government Bond
1.50%, 04/25/20, PLN	26,000	6,486
2.00%, 04/25/21, PLN	10,030	2,530
5.75%, 10/25/21 - 09/23/22, PLN	59,630	17,922
4.00%, 10/25/23, PLN	23,650	6,551
		33,489
PUERTO RICO - 0.6%
Commonwealth of Puerto Rico
5.25%, 07/01/27 (p) (q)	10	6
5.13%, 07/01/31 (p) (q)	25	16
5.50%, 07/01/32 (p) (q)	45	29
5.63%, 07/01/32 (p) (q)	20	13
6.00%, 07/01/34 (p) (q)	10	7
5.88%, 07/01/36 (p) (q)	20	13
5.25%, 07/01/37 (p) (q)	80	52
5.75%, 07/01/38 (p) (q)	55	36
6.00%, 07/01/39 (p) (q)	20	13
6.00%, 07/01/39 (p) (q)	295	192
5.00%, 07/01/41 (p) (q)	45	29
5.75%, 07/01/41 (p) (q)	40	26
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	18
5.00%, 07/01/33	40	27
5.75%, 07/01/37	125	87
6.00%, 07/01/38 - 07/01/44	105	74
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	190	82
5.50%, 08/01/28 - 08/01/42	1,325	583
0.00%, 08/01/32 - 08/01/33 (k)	840	337
0.00%, 08/01/35 - 08/01/38 (j)	165	17
5.75%, 08/01/37	250	111
5.38%, 08/01/38 - 08/01/39	300	131
6.00%, 08/01/39	55	25
6.38%, 08/01/39	55	25
5.00%, 08/01/43	245	106
		2,055
RUSSIAN FEDERATION - 3.7%
Russia Federal Bond
7.00%, 08/16/23, RUB	114,680	1,675
8.50%, 09/17/31, RUB	303,150	4,843
Russia Government Bond, 8.15%, 02/03/27, RUB	360,989	5,651
		12,169
SOUTH AFRICA - 5.1%
Republic of South Africa, 10.50%, 12/21/26, ZAR	21,530	1,626
South Africa Government Bond
8.00%, 01/31/30, ZAR	50,545	3,112
8.25%, 03/31/32, ZAR	19,220	1,186
8.88%, 02/28/35, ZAR	30,890	2,001
8.50%, 01/31/37, ZAR	65,755	4,054
9.00%, 01/31/40, ZAR	16,940	1,090
8.75%, 01/31/44 - 02/28/49, ZAR	59,901	3,719
		16,788
THAILAND - 3.2%
Thailand Government Bond
3.65%, 12/17/21, THB	81,800	2,561
3.85%, 12/12/25, THB	33,640	1,114
3.58%, 12/17/27, THB	27,180	884
3.78%, 06/25/32, THB	20,200	668
Thailand Government Inflation Indexed Bond, 1.25%, 03/12/28 (n), THB	203,098	5,460
		10,687
TURKEY - 4.5%
Republic of Turkey, 7.50%, 07/14/17	185	196
Turkey Government Bond
8.80%, 11/14/18, TRY	3,260	1,136
10.40%, 03/27/19, TRY	13,890	5,027
8.50%, 07/10/19, TRY	18,940	6,548
7.40%, 02/05/20, TRY	80	27
10.70%, 02/17/21, TRY	2,710	1,008
9.00%, 07/24/24, TRY	2,400	835
		14,777
UNITED STATES OF AMERICA - 0.6%
U.S. Treasury Bond
3.00%, 11/15/45	100	115
2.50%, 05/15/46	540	563
U.S. Treasury Note
0.75%, 02/28/18	210	211
1.88%, 05/31/22 (o)	1,000	1,040
		1,929
VENEZUELA - 0.7%
Venezuela Government International Bond
7.00%, 12/01/18	300	150
7.75%, 10/13/19	1,550	694
6.00%, 12/09/20	1,070	435
12.75%, 08/23/22	100	50
9.00%, 05/07/23	206	88
8.25%, 10/13/24	757	316
7.65%, 04/21/25	260	106
11.75%, 10/21/26	240	114
9.25%, 05/07/28	466	200
11.95%, 08/05/31	510	240
9.38%, 01/13/34	110	48
		2,441
Total Government and Agency Obligations (cost $222,804)		197,787

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CREDIT LINKED STRUCTURED NOTES - 10.4%
COLOMBIA - 3.0%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	648
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	1,761
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	3,452
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	3,834
		9,695
INDONESIA - 7.4%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,289
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	22,600,000	1,883
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	1,066
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	32,700,000	2,573
Deutsche Bank AG Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (p), IDR	19,500,000	1,499
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,077
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,645
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	51,646,000	4,303
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 8.38%, 09/15/26, Moody’s rating N/A) (r), IDR	43,615,000	3,521
Standard Chartered Bank Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	18,684,000	1,251
Standard Chartered Bank Credit Linked Note (Indonesia Government, 8.75%, 05/15/31, Moody’s rating N/A) (r), IDR	16,014,000	1,328
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	438
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/19/29, Moody’s rating Baa3) (r), IDR	8,431,000	702
		24,575
Total Credit Linked Structured Notes (cost $44,668)		34,270

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	37
Total Common Stocks (cost $0)		37

SHORT TERM INVESTMENTS - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	6,353	6,353

Total Short Term Investments (cost $6,353)		6,353

Total Investments - 95.2% (cost $352,061)		315,830
Other Assets and Liabilities, Net - 4.8%		16,037
Total Net Assets - 100.0%		$331,867

Portfolio Composition:	Percentage of Total Investments
Government Securities	62.6%
Financials	16.2
Energy	5.8
Consumer Staples	2.7
Utilities	2.3
Industrials	2.3
Telecommunication Services	2.3
Materials	2.1
Consumer Discretionary	1.7
Short Term Investments	2.0
Total Investments	100.0%

JNL/Goldman Sachs Mid Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 7.4%
Burlington Stores Inc. (c)	14	$909
Columbia Sportswear Co.	4	241
CST Brands Inc.	1	22
Dick’s Sporting Goods Inc.	9	422
DISH Network Corp. - Class A (c)	98	5,112
Expedia Inc.	116	12,284
HanesBrands Inc.	240	6,038
Jack in the Box Inc.	6	474
Lennar Corp. - Class A	15	705
Liberty Interactive Corp. QVC Group - Interactive Class A (c)	340	8,626
Liberty SiriusXM Group - Class C (c)	183	5,638
Lions Gate Entertainment Corp. (e)	9	173
Lithia Motors Inc. - Class A (e)	3	226
Live Nation Inc. (c)	27	626
Macy’s Inc.	298	10,014
Mattel Inc.	203	6,359
MGM Resorts International (c)	133	3,019
Nexstar Broadcasting Group Inc. - Class A (e)	8	358
Norwegian Cruise Line Holdings Ltd. (c)	5	188
Office Depot Inc. (c)	15	51
Sally Beauty Holdings Inc. (c)	233	6,864
Six Flags Entertainment Corp.	6	355
Vail Resorts Inc.	3	481
Valeo SA - ADR (e)	9	194
Viacom Inc. - Class B	155	6,416
Wendy’s Co.	24	233
Williams-Sonoma Inc. (e)	126	6,588
		82,616
CONSUMER STAPLES - 5.8%
ConAgra Foods Inc.	361	17,281
Dr. Pepper Snapple Group Inc.	86	8,272
Edgewell Personal Care Co. (c)	119	10,019
Hain Celestial Group Inc. (c)	85	4,219
Molson Coors Brewing Co. - Class B	135	13,671
Pinnacle Foods Inc.	17	773

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Spectrum Brands Holdings Inc. (e)	8	984
TreeHouse Foods Inc. (c)	7	723
Whole Foods Market Inc. (e)	267	8,560
		64,502
ENERGY - 9.4%
Anadarko Petroleum Corp.	239	12,701
Antero Resources Corp. (c) (e)	322	8,370
Baker Hughes Inc.	117	5,300
Cabot Oil & Gas Corp.	290	7,457
Carrizo Oil & Gas Inc. (c) (e)	10	352
Cimarex Energy Co.	95	11,280
EnCana Corp. (e)	1,099	8,563
Energen Corp.	9	421
FMC Technologies Inc. (c)	263	7,007
Golar LNG Ltd. (e)	15	229
Gulfport Energy Corp. (c)	384	12,013
Memorial Resource Development Corp. (c)	15	239
Newfield Exploration Co. (c)	335	14,795
Patterson-UTI Energy Inc.	14	309
Pioneer Natural Resources Co.	96	14,513
QEP Resources Inc.	42	732
WPX Energy Inc. (c)	27	255
		104,536
FINANCIALS - 28.8%
Allied World Assurance Co. Holdings Ltd.	13	469
American Equity Investment Life Holding Co.	2	32
American Financial Group Inc.	5	356
AmTrust Financial Services Inc. (e)	23	557
Arch Capital Group Ltd. (c)	11	774
Arthur J Gallagher & Co.	262	12,479
Bank of Hawaii Corp.	11	767
Bank of the Ozarks Inc. (e)	10	386
BankUnited Inc.	21	660
Brixmor Property Group Inc.	719	19,031
Care Capital Properties Inc.	23	613
CBL & Associates Properties Inc.	30	279
Citizens Financial Group Inc.	1,011	20,210
CNO Financial Group Inc.	34	602
Comerica Inc.	214	8,808
DDR Corp.	992	17,992
E*TRADE Financial Corp. (c)	20	461
East West Bancorp Inc.	24	835
Empire State Realty Trust Inc. - Class A	43	817
Endurance Specialty Holdings Ltd.	168	11,299
EverBank Financial Corp.	22	320
Federal Realty Investment Trust	75	12,353
First Republic Bank	9	629
Glacier Bancorp Inc.	13	352
Hanover Insurance Group Inc.	6	536
Highwoods Properties Inc.	18	939
Home Bancshares Inc.	19	366
Huntington Bancshares Inc.	1,993	17,816
Kennedy-Wilson Holdings Inc.	23	437
Lincoln National Corp.	208	8,045
MarketAxess Holdings Inc.	3	374
MFA Financial Inc.	1,095	7,958
Mid-America Apartment Communities Inc.	117	12,459
OM Asset Management Plc	9	119
PacWest Bancorp	16	633
Pebblebrook Hotel Trust (e)	32	843
Post Properties Inc.	19	1,148
PrivateBancorp Inc.	18	800
ProAssurance Corp.	10	548
Prosperity Bancshares Inc.	8	392
PS Business Parks Inc.	4	374
Radian Group Inc. (e)	19	200
Raymond James Financial Inc.	253	12,493
RLJ Lodging Trust	579	12,410
Signature Bank (c)	6	716
SLM Corp. (c)	1,937	11,970
South State Corp.	5	373
Sovran Self Storage Inc.	7	759
Starwood Property Trust Inc.	597	12,364
Stifel Financial Corp. (c)	9	268
Synchrony Financial (c)	873	22,067
Synovus Financial Corp.	26	760
Taubman Centers Inc.	117	8,716
Two Harbors Investment Corp.	493	4,223
Validus Holdings Ltd.	8	394
Ventas Inc.	212	15,455
Virtu Financial Inc. - Class A (e)	8	136
Vornado Realty Trust	220	22,058
Voya Financial Inc.	166	4,122
Webster Financial Corp.	21	700
WR Berkley Corp.	271	16,233
XL Group Plc	254	8,450
Zions Bancorp	49	1,244
		320,979
HEALTH CARE - 6.8%
Acadia HealthCare Co. Inc. (c)	4	201
Allscripts-Misys Healthcare Solutions Inc. (c)	20	249
Amsurg Corp. (c)	5	416
Catalent Inc. (c)	6	133
Centene Corp. (c)	186	13,284
HealthSouth Corp.	6	232
Hill-Rom Holdings Inc.	9	467
Laboratory Corp. of America Holdings (c)	135	17,547
PerkinElmer Inc.	7	342
Perrigo Co. Plc	135	12,241
Quintiles Transnational Holdings Inc. (c)	6	370
St. Jude Medical Inc.	47	3,686
Team Health Holdings Inc. (c) (e)	8	306
Teleflex Inc.	3	552
VCI Inc. (c)	8	511
Vertex Pharmaceuticals Inc. (c)	97	8,304
Zimmer Biomet Holdings Inc.	147	17,661
		76,502
INDUSTRIALS - 9.6%
AMETEK Inc.	224	10,376
Carlisle Cos. Inc.	7	792
Colfax Corp. (c)	14	358
Curtiss-Wright Corp.	5	419
Dover Corp.	5	317
EMCOR Group Inc.	8	385
Esterline Technologies Corp. (c)	4	246
Fortune Brands Home & Security Inc.	163	9,473
Hubbell Inc.	57	5,991
Ingersoll-Rand Plc	254	16,199
ITT Inc.	15	491
Jacobs Engineering Group Inc. (c)	8	380
L-3 Communications Holdings Inc.	70	10,316
Landstar System Inc.	6	438
Masonite International Corp. (c)	8	552
Nielsen Holdings Plc	101	5,226
Sensata Technologies Holding NV (c)	11	391
Stanley Black & Decker Inc.	144	16,044
Textron Inc.	317	11,594
Timken Co.	15	464
Waste Connections Inc.	215	15,522
WESCO International Inc. (c) (e)	5	279
Woodward Governor Co.	5	316

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Xylem Inc.	11	471
		107,040
INFORMATION TECHNOLOGY - 9.1%
Booz Allen Hamilton Holding Corp. - Class A	16	486
Brocade Communications Systems Inc.	1,132	10,394
Citrix Systems Inc. (c)	6	491
CommScope Holding Co. Inc. (c)	14	449
Corning Inc.	204	4,170
DST Systems Inc.	6	744
F5 Networks Inc. (c)	48	5,458
Fidelity National Information Services Inc.	227	16,720
IAC/InterActiveCorp.	208	11,714
Ingram Micro Inc. - Class A	4	149
Intersil Corp. - Class A	260	3,515
Marvell Technology Group Ltd.	31	297
Match Group Inc. (c) (e)	248	3,746
Maxim Integrated Products Inc.	290	10,336
Microchip Technology Inc. (e)	6	318
NCR Corp. (c)	13	354
PTC Inc. (c)	14	520
Skyworks Solutions Inc.	79	4,974
Symantec Corp.	573	11,770
Teradyne Inc.	15	299
Verint Systems Inc. (c)	19	619
Viavi Solutions Inc. (c)	915	6,067
Xilinx Inc.	174	8,045
		101,635
MATERIALS - 6.0%
Albemarle Corp.	1	79
Axalta Coating Systems Ltd. (c)	260	6,910
Bemis Co. Inc.	7	359
Berry Plastics Group Inc. (c)	17	673
Celanese Corp. - Class A	215	14,069
Eagle Materials Inc.	7	509
Martin Marietta Materials Inc.	75	14,489
Newmont Mining Corp.	280	10,951
Nucor Corp.	321	15,880
PolyOne Corp.	8	287
Royal Gold Inc.	6	440
Steel Dynamics Inc.	35	853
United States Steel Corp. (e)	11	183
Vulcan Materials Co.	6	778
WR Grace & Co.	7	498
		66,958
UTILITIES - 12.5%
Alliant Energy Corp.	20	808
Ameren Corp.	185	9,907
American Water Works Co. Inc.	117	9,876
Aqua America Inc.	21	757
Atmos Energy Corp.	102	8,287
CMS Energy Corp.	204	9,357
Consolidated Edison Inc.	130	10,454
Dynegy Inc. (c) (e)	6	99
FirstEnergy Corp.	298	10,390
IDACORP Inc.	9	699
PG&E Corp.	190	12,153
Pinnacle West Capital Corp.	120	9,759
PPL Corp.	227	8,556
SCANA Corp.	147	11,123
Sempra Energy	183	20,813
Vectren Corp.	12	646
WGL Holdings Inc.	11	802
Xcel Energy Inc.	347	15,538
		140,024
Total Common Stocks (cost $996,885)		1,064,792

SHORT TERM INVESTMENTS - 5.8%
Investment Company - 4.3%
JNL Money Market Fund, 0.26% (a) (h)	47,221	47,221

Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	16,875	16,875
Total Short Term Investments (cost $64,096)		64,096

Total Investments - 101.2% (cost $1,060,981)		1,128,888
Other Assets and Liabilities, Net - (1.2%)		(12,996)
Total Net Assets - 100.0%		$1,115,892

Portfolio Composition:	Percentage of Total Investments
Financials	28.4%
Utilities	12.4
Industrials	9.5
Energy	9.3
Information Technology	9.0
Consumer Discretionary	7.3
Health Care	6.8
Materials	5.9
Consumer Staples	5.7
Short Term Investments	5.7
Total Investments	100.0%

JNL/Invesco Global Real Estate Fund

	Shares/Par †	Value
COMMON STOCKS - 98.3%
AUSTRALIA - 6.1%
Dexus Property Group (e)	2,361	$16,023
Goodman Group	2,318	12,431
Mirvac Group	9,110	13,855
Scentre Group	4,142	15,343
Vicinity Centres	11,172	27,872
Westfield Corp.	4,162	33,436
		118,960
CANADA - 2.9%
Allied Properties REIT	339	10,141
Canadian Apartment Properties REIT	185	4,758
Canadian REIT	130	4,869
Chartwell Retirement Residences	569	6,950
First Capital Realty Inc. (e)	459	7,875
H&R REIT	650	11,320
Smart REIT	349	10,307
		56,220
CHINA - 1.4%
Cheung Kong Property Holdings Ltd.	4,208	26,510
FRANCE - 3.2%
Icade SA	145	10,201
Klepierre	473	20,870
Unibail-Rodamco SE	119	30,846
		61,917
GERMANY - 3.2%
Deutsche EuroShop AG	112	5,114
LEG Immobilien AG (e)	196	18,376
Vonovia SE	1,059	38,661
		62,151

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HONG KONG - 5.7%
Hang Lung Properties Ltd.	1,044	2,109
Henderson Land Development Co. Ltd.	1,593	8,997
Hongkong Land Holdings Ltd.	1,910	11,689
Link REIT	3,161	21,616
Sino Land Co.	3,815	6,281
Sun Hung Kai Properties Ltd.	3,310	39,948
Swire Properties Ltd.	5,135	13,683
Wharf Holdings Ltd.	1,042	6,359
		110,682
IRELAND - 0.4%
Green REIT plc	5,280	8,138

JAPAN - 11.2%
Activia Properties Inc.	2	8,710
Advance Residence Investment Corp.	3	7,893
Daiwa House REIT Investment Corp. (e)	1	5,223
GLP J-REIT	7	8,283
Hulic Reit Inc. (e)	4	7,782
Japan Excellent Inc. (e)	2	2,211
Japan Hotel REIT Investment Corp.	12	10,514
Japan Logistics Fund Inc.	2	4,181
Japan Real Estate Investment Corp.	4	26,973
Japan Retail Fund Investment Corp.	4	9,210
Kenedix Realty Investment Corp. (e)	1	6,192
Mitsubishi Estate Co. Ltd.	1,701	31,201
Mitsui Fudosan Co. Ltd.	1,983	45,511
Nomura Real Estate Master Fund Inc.	8	13,366
Orix J-REIT Inc.	2	2,690
Sumitomo Realty & Development Co. Ltd.	584	15,837
United Urban Investment Corp. (e)	7	11,819
		217,596
MALTA - 0.0%
BGP Holdings Plc (c) (f) (q)	5,552	—

NETHERLANDS - 0.7%
Wereldhave NV (e)	293	13,233

SINGAPORE - 2.2%
Ascendas REIT	6,228	11,526
CapitaLand Ltd.	5,507	12,643
CapitaMall Trust	3,465	5,510
City Developments Ltd.	412	2,501
Mapletree Industrial Trust	7,666	9,805
		41,985
SPAIN - 0.9%
Inmobiliaria Colonial SA	9,558	6,982
Merlin Properties Socimi SA	1,060	11,188
		18,170
SWEDEN - 1.0%
Fabege AB	351	5,966
Wihlborgs Fastigheter AB	649	13,283
		19,249
SWITZERLAND - 0.9%
Swiss Prime Site AG	195	17,632

UNITED KINGDOM - 4.4%
Derwent London Plc	283	9,857
Great Portland Estates Plc	1,234	10,325
Hammerson Plc	1,050	7,561
Kennedy Wilson Europe Real Estate Plc	735	9,438
Land Securities Group Plc	1,782	24,804
Londonmetric Property Plc	1,826	3,653
Segro Plc	1,587	8,798
Unite Group Plc	1,442	11,929
		86,365
UNITED STATES OF AMERICA - 54.1%
Acadia Realty Trust (e)	218	7,758
American Campus Communities Inc.	345	18,266
American Homes For Rent - Class A	728	14,903
Apartment Investment & Management Co.	322	14,218
Apple Hospitality REIT Inc.	57	1,066
AvalonBay Communities Inc.	335	60,490
Boston Properties Inc.	312	41,140
Brandywine Realty Trust	642	10,782
Brixmor Property Group Inc.	880	23,285
Brookdale Senior Living Inc. (c)	821	12,671
Care Capital Properties Inc.	546	14,306
Cousins Properties Inc. (e)	1,166	12,128
CubeSmart	256	7,904
CyrusOne Inc.	109	6,082
DCT Industrial Trust Inc.	179	8,615
DDR Corp.	54	976
DiamondRock Hospitality Co. (e)	1,519	13,721
Digital Realty Trust Inc. (e)	46	4,969
Empire State Realty Trust Inc. - Class A	314	5,970
EPR Properties	198	15,983
Equinix Inc.	26	10,027
Equity Lifestyle Properties Inc.	170	13,613
Equity Residential	412	28,377
Essex Property Trust Inc.	137	31,291
Extra Space Storage Inc.	260	24,081
Federal Realty Investment Trust	117	19,362
First Industrial Realty Trust Inc.	401	11,151
General Growth Properties Inc.	1,079	32,161
HCP Inc.	1,175	41,556
Healthcare Realty Trust Inc.	770	26,944
Hilton Worldwide Holdings Inc.	533	12,009
Host Hotels & Resorts Inc. (e)	963	15,606
Hudson Pacific Properties Inc.	864	25,217
InfraREIT Inc.	279	4,891
Liberty Property Trust	432	17,140
LTC Properties Inc.	86	4,441
National Health Investors Inc.	53	3,952
National Retail Properties Inc.	163	8,448
Paramount Group Inc.	430	6,856
Post Properties Inc.	177	10,781
ProLogis Inc.	821	40,255
Public Storage	173	44,226
QTS Realty Trust Inc. - Class A	229	12,794
Realty Income Corp.	291	20,200
Retail Opportunity Investments Corp.	978	21,190
Rexford Industrial Realty Inc.	348	7,334
RLJ Lodging Trust	12	267
Simon Property Group Inc.	488	105,855
SL Green Realty Corp.	279	29,736
Sunstone Hotel Investors Inc.	988	11,931
Ventas Inc.	70	5,123
Vornado Realty Trust	572	57,288
Washington REIT	145	4,550
Weingarten Realty Investors	570	23,257
Welltower Inc.	336	25,572
		1,052,715
Total Common Stocks (cost $1,811,453)		1,911,523

SHORT TERM INVESTMENTS - 3.6%
Investment Company - 1.3%
JNL Money Market Fund, 0.26% (a) (h)	25,073	25,073

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	44,728	44,728
Total Short Term Investments (cost $69,801)		69,801

Total Investments - 101.9% (cost $1,881,254)		1,981,324
Other Assets and Liabilities, Net - (1.9%)		(37,297)
Total Net Assets - 100.0%		$1,944,027

Portfolio Composition:	Percentage of Total Investments
Financials	95.2%
Health Care	0.7
Consumer Discretionary	0.6
Short Term Investments	3.5
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 14.4%
BJ’s Restaurants Inc. (c) (e)	225	$9,868
Brunswick Corp.	216	9,810
CalAtlantic Group Inc.	259	9,497
Carter’s Inc.	112	11,969
Cheesecake Factory Inc.	208	9,997
DSW Inc. - Class A (e)	295	6,252
Dunkin’ Brands Group Inc.	224	9,763
Five Below Inc. (c) (e)	238	11,027
G-III Apparel Group Ltd. (c)	295	13,504
IMAX Corp. (c) (e)	299	8,820
Jack in the Box Inc.	161	13,793
Panera Bread Co. - Class A (c)	47	9,935
Penn National Gaming Inc. (c)	663	9,256
Pool Corp. (e)	136	12,763
Steven Madden Ltd. (c)	277	9,468
Texas Roadhouse Inc. (e)	327	14,895
Vail Resorts Inc. (e)	112	15,548
Visteon Corp.	108	7,092
		193,257
CONSUMER STAPLES - 2.8%
B&G Foods Inc. (e)	269	12,953
Boston Beer Co. Inc. - Class A (c) (e)	47	8,024
Lancaster Colony Corp.	130	16,634
		37,611
ENERGY - 4.2%
Dril-Quip Inc. (c)	115	6,718
Energen Corp.	254	12,235
Laredo Petroleum Holdings Inc. (c) (e)	954	10,000
Parsley Energy Inc. - Class A (c)	436	11,803
Patterson-UTI Energy Inc.	732	15,597
		56,353
FINANCIALS - 9.9%
American Equity Investment Life Holding Co.	462	6,577
BankUnited Inc.	291	8,930
Cathay General Bancorp	359	10,134
Corrections Corp. of America	387	13,544
CubeSmart	353	10,892
Cullen/Frost Bankers Inc. (e)	152	9,691
Hancock Holding Co.	310	8,086
Home Bancshares Inc.	465	9,193
Janus Capital Group Inc.	579	8,057
MarketAxess Holdings Inc.	75	10,936
MB Financial Inc. (e)	298	10,812
RLI Corp.	150	10,324
SVB Financial Group (c)	95	9,079
WisdomTree Investments Inc. (e)	613	6,003
		132,258
HEALTH CARE - 20.7%
ACADIA Pharmaceuticals Inc. (c) (e)	182	5,895
Align Technology Inc. (c)	137	11,069
Bio-Techne Corp.	119	13,401
Cantel Medical Corp.	147	10,108
Catalent Inc. (c)	389	8,934
Cepheid Inc. (c) (e)	218	6,716
Chemed Corp.	137	18,626
Community Health Systems Inc. (c) (e)	260	3,129
DexCom Inc. (c) (e)	185	14,693
Envision Healthcare Holdings Inc. (c)	55	1,397
Exelixis Inc. (c) (e)	1,238	9,669
Halozyme Therapeutics Inc. (c) (e)	411	3,543
HealthEquity Inc. (c) (e)	394	11,968
HealthSouth Corp. (e)	320	12,428
Hill-Rom Holdings Inc.	237	11,967
Impax Laboratories Inc. (c) (e)	172	4,970
Momenta Pharmaceuticals Inc. (c)	684	7,390
Nektar Therapeutics (c) (e)	828	11,779
Neurocrine Biosciences Inc. (c)	209	9,504
NuVasive Inc. (c)	214	12,766
NxStage Medical Inc. (c)	558	12,102
PAREXEL International Corp. (c)	160	10,036
PerkinElmer Inc.	222	11,644
Prestige Brands Holdings Inc. (c)	197	10,938
Repligen Corp. (c)	285	7,796
Select Medical Holdings Corp. (c)	761	8,276
VCI Inc. (c) (e)	205	13,870
VWR Corp. (c)	439	12,701
		277,315
INDUSTRIALS - 13.7%
Acuity Brands Inc.	89	21,973
AO Smith Corp.	135	11,858
CEB Inc.	145	8,938
Forward Air Corp.	255	11,371
ITT Inc.	295	9,442
Kirby Corp. (c)	163	10,198
Knight Transportation Inc. (e)	513	13,626
Masonite International Corp. (c)	169	11,157
Old Dominion Freight Line Inc. (c)	146	8,779
Pitney Bowes Inc. (e)	549	9,769
Steelcase Inc. - Class A	637	8,645
Swift Transporation Co. - Class A (c) (e)	547	8,432
TransDigm Group Inc. (c) (e)	47	12,525
WABCO Holdings Inc. (c)	126	11,560
Wabtec Corp.	147	10,295
Watsco Inc.	112	15,807
		184,375
INFORMATION TECHNOLOGY - 26.3%
Aspen Technology Inc. (c)	293	11,784
Booz Allen Hamilton Holding Corp. - Class A	464	13,754
Cavium Inc. (c)	178	6,885
Cognex Corp.	258	11,126
CommVault Systems Inc. (c)	247	10,667
CoStar Group Inc. (c)	94	20,519
Cray Inc. (c)	241	7,202
EPAM Systems Inc. (c) (e)	260	16,720
Euronet Worldwide Inc. (c)	132	9,103
ExlService Holdings Inc. (c)	208	10,913
Fair Isaac Corp.	127	14,334

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Guidewire Software Inc. (c)	235	14,540
Infinera Corp. (c) (e)	520	5,865
Interactive Intelligence Group (c) (e)	190	7,795
Littelfuse Inc.	70	8,329
Manhattan Associates Inc. (c)	419	26,858
Mentor Graphics Corp.	478	10,153
MicroStrategy Inc. - Class A (c)	75	13,098
MKS Instruments Inc.	304	13,089
Monolithic Power Systems Inc.	233	15,903
Pandora Media Inc. (c) (e)	513	6,381
Power Integrations Inc.	214	10,721
Proofpoint Inc. (c) (e)	196	12,343
QLIK Technologies Inc. (c)	217	6,415
Qualys Inc. (c)	301	8,960
Silicon Laboratories Inc. (c)	219	10,664
SYNNEX Corp. (e)	143	13,537
Take-Two Interactive Software Inc. (c)	318	12,042
Ultimate Software Group Inc. (c)	79	16,716
Verint Systems Inc. (c)	184	6,104
		352,520
MATERIALS - 3.1%
Berry Plastics Group Inc. (c)	312	12,124
Martin Marietta Materials Inc.	86	16,577
PolyOne Corp.	354	12,482
		41,183
TELECOMMUNICATION SERVICES - 1.5%
SBA Communications Corp. (c)	186	20,125
Total Common Stocks (cost $1,209,359)		1,294,997

SHORT TERM INVESTMENTS - 8.3%
Investment Company - 1.8%
JNL Money Market Fund, 0.26% (a) (h)	23,696	23,696

Securities Lending Collateral - 6.5%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	87,565	87,565
Total Short Term Investments (cost $111,261)		111,261

Total Investments - 104.9% (cost $1,320,620)		1,406,258
Other Assets and Liabilities, Net - (4.9%)		(65,820)
Total Net Assets - 100.0%		$1,340,438

Portfolio Composition:	Percentage of Total Investments
Information Technology	25.1%
Health Care	19.7
Consumer Discretionary	13.8
Industrials	13.1
Financials	9.4
Energy	4.0
Materials	2.9
Consumer Staples	2.7
Telecommunication Services	1.4
Short Term Investments	7.9
Total Investments	100.0%

JNL/Mellon Capital Emerging Markets Index Fund

	Shares/Par †	Value
COMMON STOCKS - 94.4%
BRAZIL - 4.5%
AES Tiete Energia SA	38	$172
AMBEV SA	1,050	6,227
Banco Bradesco SA	185	1,561
Banco do Brasil SA	189	1,002
Banco Santander Brasil SA	95	540
BB Seguridade Participacoes SA	153	1,332
BM&F Bovespa SA	384	2,132
BR Malls Participacoes SA	133	536
BRF SA	132	1,836
CCR SA	197	1,031
CETIP SA - Mercados Organizados	51	698
Cia de Saneamento Basico do Estado de Sao Paulo	80	713
Cia Siderurgica Nacional SA (c)	143	347
Cielo SA	227	2,383
Cosan SA Industria e Comercio	30	310
CPFL Energia SA	49	311
Duratex SA	64	168
EDP - Energias do Brasil SA	83	352
Empresa Brasileira de Aeronautica SA	147	797
Equatorial Energia SA	40	607
Fibria Celulose SA	50	338
Hypermarcas SA	81	588
JBS SA	179	556
Klabin SA	114	543
Kroton Educacional SA	305	1,288
Localiza Rent a Car SA	35	370
Lojas Americanas SA	36	128
Lojas Renner SA	144	1,062
M Dias Branco SA	8	260
Multiplan Empreendimentos Imobiliarios SA	19	352
Natura Cosmeticos SA	40	315
Odontoprev SA	62	256
Petroleo Brasileiro SA (c)	659	2,347
Porto Seguro SA	23	187
Qualicorp SA	51	297
Raia Drogasil SA	52	1,029
Rumo Logistica Operadora Multimodal SA (c)	171	262
Sul America SA	41	200
Tim Participacoes SA	205	432
Totvs SA	28	262
Tractebel Energia SA	34	400
Transmissora Alianca de Energia Eletrica SA	16	96
Ultrapar Participacoes SA	81	1,787
Vale SA	295	1,489
WEG SA	132	564
		38,463
CHILE - 1.1%
AES Gener SA	646	316
Aguas Andinas SA - Class A	497	285
Banco de Chile	5,729	613
Banco de Credito e Inversiones	9	376
Banco Santander Chile	14,206	687
Cencosud SA	282	803
Cia Cervecerias Unidas SA	32	374
Colbun SA	1,998	484
Empresa Nacional de Electricidad SA	719	665
Empresas CMPC SA	268	556
Empresas COPEC SA	103	900
Endesa Americas SA	932	429
Enersis Chile SA	4,108	484
Enersis SA	4,393	753
ENTEL Chile SA	34	304
Itau CorpBanca	30,578	260
Latam Airlines Group SA (c)	73	482
S.A.C.I. Falabella	102	775
		9,546

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CHINA - 22.9%
3SBio Inc. (c)	212	218
58.Com Inc. - ADR - Class A (c)	17	758
AAC Technologies Holdings Inc. (e)	169	1,445
Agricultural Bank of China - Class H	5,487	2,016
Air China Ltd. - Class H	448	308
Alibaba Group Holding Ltd. - ADR (c) (e)	220	17,513
Aluminum Corp. of China Ltd. - Class H (c) (e)	962	305
Anhui Conch Cement Co. Ltd. - Class H	279	675
AviChina Industry & Technology Co. Ltd. - Class H	434	303
Baidu.com - ADR - Class A (c)	60	9,958
Bank of China Ltd. - Class H	17,624	7,083
Bank of Communications Co. Ltd. - Class H	2,015	1,282
Beijing Capital International Airport Co. Ltd. - Class H	334	364
Beijing Enterprises Holdings Ltd.	110	624
Beijing Enterprises Water Group Ltd.	1,004	608
Belle International Holdings Ltd.	1,362	801
Brilliance China Automotive Holdings Ltd.	690	712
BYD Co. Ltd. - Class H (c) (e)	144	869
China Citic Bank - Class H	2,037	1,246
China Coal Energy Co. - Class H	422	221
China Communication Services Corp. Ltd. - Class H	440	231
China Communications Constructions Co. Ltd. - Class H (e)	964	1,045
China Conch Venture Holdings Ltd.	317	631
China Construction Bank Corp. - Class H	18,714	12,475
China COSCO Holdings Co. Ltd. - Class H (c) (e)	566	201
China Everbright International Ltd.	568	635
China Everbright Ltd.	188	365
China Gas Holdings Ltd.	413	632
China Huishan Dairy Holdings Co. Ltd. (e)	946	386
China Jinmao Holdings Group Ltd.	882	250
China Life Insurance Co. Ltd.	734	572
China Life Insurance Co. Ltd. - Class H	1,649	3,556
China Longyuan Power Group Corp. - Class H	751	627
China Mengniu Dairy Co. Ltd.	605	1,059
China Merchants Bank Co. Ltd. - Class H	847	1,910
China Merchants Holdings International Co. Ltd.	301	805
China Minsheng Banking Corp. Ltd. - Class H	1,274	1,238
China Mobile Ltd.	1,366	15,786
China National Building Material Co. Ltd. - Class H	622	274
China Oilfield Services Ltd. - Class H (e)	360	280
China Overseas Land & Investment Ltd.	874	2,787
China Pacific Insurance Group Co. Ltd. - Class H	570	1,932
China Petroleum & Chemical Corp. - Class H	5,684	4,108
China Railway Construction Corp. Ltd. - Class H (e)	453	571
China Railway Group Ltd. - Class H	904	679
China Resources Beer Holdings Co. Ltd.	252	551
China Resources Gas Group Ltd.	200	608
China Resources Land Ltd.	595	1,401
China Resources Power Holdings Co. Ltd.	433	650
China Shenhua Energy Co. Ltd. - Class H	784	1,458
China Shipping Container Lines Co. Ltd. - Class H (c) (e)	729	152
China Southern Airlines Co. Ltd. - Class H	442	250
China State Construction International Holdings Ltd.	400	531
China Taiping Insurance Holdings Co. Ltd. (c)	366	689
China Telecom Corp. Ltd. - Class H	3,146	1,415
China Unicom Hong Kong Ltd.	1,361	1,419
Chongqing Changan Automobile Co. Ltd. - Class B	204	285
Chongqing Rural Commercial Bank - Class H	611	311
CITIC Securities Co. Ltd. - Class H (e)	473	1,048
CNOOC Ltd.	3,966	4,950
Country Garden Holdings Co. (e)	1,362	576
CRRC Corp. Ltd. - Class H (e)	880	792
Ctrip.com International Ltd. - ADR (c) (e)	75	3,101
Dongfeng Motor Group Co. Ltd. - Class H	612	645
ENN Energy Holdings Ltd.	168	834
Far East Horizon Ltd.	485	379
Fosun International Ltd.	553	719
GF Securities Co. Ltd. - Class H	299	686
Great Wall Motor Co. Ltd. - Class H	725	606
Guangzhou Automobile Group Co. Ltd. - Class H	448	538
Guangzhou R&F Properties Co. Ltd. - Class H	177	224
Haitian International Holdings Ltd.	137	242
Huaneng Power International Inc. - Class H	1,002	622
Huaneng Renewables Corp. Ltd. - Class H	854	286
Huatai Securities Co. Ltd. - Class H	310	667
Industrial & Commercial Bank of China Ltd. - Class H	16,403	9,148
JD.com Inc. - ADR - Class B (c) (e)	153	3,248
Jiangsu Expressway Co. Ltd. - Class H	303	423
Jiangxi Copper Co. Ltd. - Class H	241	270
Luye Pharma Group Ltd. (c)	316	195
NetEase.com Inc.- ADR	18	3,388
New Oriental Education & Technology Group - ADR	29	1,201
PetroChina Co. Ltd. - Class H	4,703	3,242
Ping An Insurance Group Co. of China Ltd. - Class H	1,158	5,131
Qihoo 360 Technology Co. Ltd. - ADR (c)	21	1,508
Qinqin Foodstuffs Group Cayman Co. Ltd. (c) (f)	33	47
Qunar Cayman Islands Ltd. - ADR - Class B (c) (e)	8	235
Shandong Weigao Group Medical Polymer Co. Ltd.	410	235
Shanghai Electric Group Co. Ltd. - Class H	534	226
Shanghai Industrial Holdings Ltd.	105	239
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	199	311
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	173	384
Shenzhou International Group Holdings Ltd. (e)	126	609
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	774	356
Sinopharm Group Co. Ltd. - Class H	258	1,241
Soho China Ltd.	470	227
SouFun Holdings Ltd. - ADR (c)	60	304
Sun Art Retail Group Ltd. (e)	474	333
Sunac China Holdings Ltd.	433	270
TAL Education Group - ADR (c)	9	555
Tencent Holdings Ltd.	1,253	28,753
Tingyi Cayman Islands Holding Corp. (e)	391	371
Travelsky Technology Ltd.	196	379
Tsingtao Brewery Co. Ltd. - Class H	72	250
Vipshop Holdings Ltd. - ADR (c)	87	968
Want Want China Holdings Ltd. (e)	1,293	915
Weichai Power Co. Ltd. - Class H	235	242
Yanzhou Coal Mining Co. Ltd. - Class H	402	262
YY Inc. - ADR (c)	6	207
Zhejiang Expressway Co. Ltd. - Class H (e)	284	269
Zhuzhou CSR Times Electric Co. Ltd. - Class H	119	658
Zijin Mining Group Co. Ltd.	1,372	461

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ZTE Corp. - Class H	144	184
		194,224
COLOMBIA - 0.3%
Cementos Argos SA	92	375
Corp. Financiera Colombiana SA	20	266
Ecopetrol SA (c)	1,255	599
Grupo Argos SA	61	391
Grupo de Inversiones Suramericana SA	58	759
Interconexion Electrica SA	92	282
		2,672
CZECH REPUBLIC - 0.2%
CEZ A/S	33	567
Komercni Banka A/S	17	639
O2 Czech Republic A/S	22	193
		1,399
EGYPT - 0.2%
Commercial International Bank	223	1,003
Global Telecom Holding SAE (c)	674	242
Talaat Moustafa Group Holding	203	112
		1,357
GREECE - 0.3%
Alpha Bank AE (c)	317	594
Eurobank Ergasias SA (c)	376	238
Folli Follie SA	9	167
Hellenic Telecommunications Organization SA	61	557
JUMBO SA (c)	21	276
National Bank of Greece SA (c)	1,131	251
OPAP SA	49	344
Piraeus Bank SA (c)	1,356	253
Titan Cement Co. SA	10	202
		2,882
HONG KONG - 2.8%
Alibaba Health Information Technology Ltd. (c)	710	524
Alibaba Pictures Group Ltd. (c)	2,390	559
Anta Sports Products Ltd. (e)	246	496
CGN Power Co. Ltd.	2,270	635
China Cinda Asset Management Co. Ltd. - Class H	1,778	603
China Everbright Bank Co. Ltd. - Class H	617	284
China Galaxy Securities Co. Ltd. - Class H	639	577
China Medical System Holdings Ltd.	269	412
China Power International Development Ltd.	678	250
China Vanke Co. Ltd. - Class H	298	588
Citic Pacific Ltd.	997	1,457
COSCO Pacific Ltd.	374	373
CSPC Pharmaceutical Group Ltd.	918	820
Dalian Wanda Commercial Properties Co. Ltd. - Class H	133	821
Evergrande Real Estate Group Ltd. (e)	873	539
GCL - Poly Energy Holdings (e)	2,748	361
Geely Automobile Holdings Ltd.	1,240	676
GOME Electrical Appliances Holdings Ltd. (e)	2,812	336
Guangdong Investment Ltd.	632	965
Haier Electronics Group Co. Ltd.	298	455
Haitong Securities Co. Ltd. - Class H	702	1,197
Hanergy Thin Film Power Group Ltd. (c) (f)	3,098	850
Hengan International Group Co. Ltd. (e)	166	1,390
Huadian Power International Corp. Ltd.	380	182
Kingsoft Corp. Ltd. (e)	166	323
Kunlun Energy Co. Ltd. (e)	714	594
Lenovo Group Ltd.	1,594	969
Longfor Properties Co. Ltd.	350	456
New China Life Insurance Co. Ltd. - Class H	180	644
Nine Dragons Paper Holdings Ltd.	418	321
People’s Insurance Co. Group of China Ltd. - Class H	1,505	579
PICC Property & Casualty Co. Ltd. - Class H	1,027	1,619
Semiconductor Manufacturing International Corp. (c)	6,176	498
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	73	178
Shimao Property Holdings Ltd.	228	290
Shui On Land Ltd. (e)	842	214
Sino Biopharmaceutical	1,015	666
Sino-Ocean Group Holdings Ltd.	699	304
Sinopec Engineering Group Co. Ltd. - Class H	274	248
Sinotrans Ltd. - Class H	425	190
		23,443
HUNGARY - 0.3%
MOL Hungarian Oil and Gas Plc	7	432
OTP Bank Plc	53	1,176
Richter Gedeon Nyrt	32	637
		2,245
INDIA - 8.2%
ACC Ltd.	11	274
Adani Port and Special Economic Zone Ltd.	190	583
Ambuja Cements Ltd.	152	576
Apollo Hospitals Enterprise Ltd.	17	327
Ashok Leyland Ltd.	275	403
Asian Paints Ltd.	64	950
Aurobindo Pharma Ltd.	60	665
Axis Bank Ltd.	119	947
Bajaj Auto Ltd.	18	721
Bajaj Finance Ltd.	4	416
Bharat Forge Ltd.	23	261
Bharat Heavy Electricals Ltd.	148	281
Bharat Petroleum Corp. Ltd.	20	314
Bharti Airtel Ltd.	219	1,193
Bharti Infratel Ltd.	132	676
Bosch Ltd.	2	582
Cadila Healthcare Ltd.	42	203
Cairn India Ltd.	113	237
Cipla Ltd.	80	598
Coal India Ltd.	160	742
Container Corp. of India Ltd.	9	194
Dabur India Ltd.	127	581
Divi’s Laboratories Ltd.	17	285
Dr. Reddy’s Laboratories Ltd.	26	1,287
Eicher Motors Ltd.	3	785
GAIL India Ltd.	71	405
GlaxoSmithKline Consumer Healthcare Ltd.	3	222
Glenmark Pharmaceuticals Ltd.	28	336
Godrej Consumer Products Ltd.	27	647
Havells India Ltd.	54	287
HCL Technologies Ltd.	127	1,379
Hero Honda Motors Ltd.	12	557
Hindalco Industries Ltd.	259	474
Hindustan Unilever Ltd.	142	1,888
Housing Development Finance Corp.	332	6,178
ICICI Bank Ltd.	247	885
Idea Cellular Ltd.	264	418
Indiabulls Housing Finance Ltd.	67	669
Infosys Ltd.	408	7,081
ITC Ltd.	502	2,749
JSW Steel Ltd.	19	416
Larsen & Toubro Ltd.	69	1,533
LIC Housing Finances Ltd.	67	491
Lupin Ltd.	48	1,100
Mahindra & Mahindra Financial Services Ltd.	58	290
Mahindra & Mahindra Ltd.	80	1,708

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Marico Ltd.	102	397
Maruti Suzuki India Ltd.	23	1,413
Motherson Sumi Systems Ltd.	61	263
Nestle India Ltd.	5	456
NTPC Ltd.	362	840
Oil & Natural Gas Corp. Ltd.	199	639
Piramal Healthcare Ltd.	18	386
Power Finance Corp. Ltd.	60	152
Reliance Industries Ltd.	287	4,136
Shree Cement Ltd.	2	396
Shriram Transport Finance Co. Ltd.	31	551
Siemens Ltd.	17	340
State Bank of India	341	1,110
Sun Pharmaceutical Industries Ltd.	214	2,429
Tata Consultancy Services Ltd.	106	4,009
Tata Motors Ltd.	354	2,426
Tata Motors Ltd. - Class A	80	346
Tata Power Co. Ltd.	228	248
Tata Steel Ltd.	68	325
Tech Mahindra Ltd.	53	398
Titan Industries Ltd.	68	408
Ultratech Cement Ltd.	9	453
United Phosphorus Ltd.	72	592
United Spirits Ltd. (c)	14	520
Vedanta Ltd.	228	449
Wipro Ltd.	144	1,189
Yes Bank Ltd.	23	375
Zee Entertainment Enterprises Ltd.	131	886
		69,926
INDONESIA - 2.7%
Adaro Energy Tbk PT	3,478	226
AKR Corporindo Tbk PT	419	203
Astra International Tbk PT	4,507	2,541
Bank Central Asia Tbk PT	2,700	2,734
Bank Danamon Indonesia Tbk PT - Class A	852	229
Bank Mandiri Persero Tbk PT	2,046	1,481
Bank Negara Indonesia Persero Tbk PT	1,644	651
Bank Rakyat Indonesia Persero Tbk PT	2,483	2,043
Bumi Serpong Damai PT	1,430	230
Charoen Pokphand Indonesia Tbk PT	1,694	485
Global Mediacom Tbk PT	1,395	104
Gudang Garam Tbk PT	98	513
Hanjaya Mandala Sampoerna Tbk PT	2,160	622
Indocement Tunggal Prakarsa Tbk PT	304	391
Indofood CBP Sukses Makmur Tbk PT	291	383
Indofood Sukses Makmur Tbk PT	912	502
Jasa Marga Persero Tbk PT	382	153
Kalbe Farma Tbk PT	4,696	546
Lippo Karawaci Tbk PT	4,015	349
Matahari Department Store Tbk PT	514	783
Media Nusantara Citra Tbk PT	1,272	213
Perusahaan Gas Negara PT	2,244	400
PT Semen Indonesia	609	434
Summarecon Agung Tbk PT	2,032	281
Surya Citra Media Tbk PT	1,483	373
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,304	3,439
Tower Bersama Infrastructure Tbk PT	602	302
Unilever Indonesia Tbk PT	360	1,229
United Tractors Tbk PT	343	387
Waskita Karya Persero Tbk PT	987	192
XL Axiata Tbk PT (c)	943	262
		22,681
MALAYSIA - 2.8%
AirAsia Bhd	323	209
Alliance Financial Group Bhd	186	186
AMMB Holdings Bhd	425	469
Astro Malaysia Holdings Bhd	384	279
Axiata Group Bhd	599	839
Berjaya Sports Toto Bhd	126	95
CIMB Group Holdings Bhd	653	710
Dialog Group Bhd	558	214
DiGi.Com Bhd	767	910
Felda Global Ventures Holdings Bhd	253	95
Gamuda Bhd	353	425
Genting Bhd	502	1,023
Genting Malaysia Bhd	609	673
Genting Plantations Bhd	46	122
HAP Seng Consolidated Bhd	148	283
Hartalega Holdings Bhd	175	188
Hong Leong Bank Bhd	154	505
Hong Leong Financial Group Bhd	62	226
IHH Healthcare Bhd	657	1,076
IJM Corp. Bhd	651	563
IOI Corp. Bhd	557	598
IOI Properties Group Sdn Bhd	395	230
Kuala Lumpur Kepong Bhd	99	569
Lafarge Malaysia Bhd	75	146
Malayan Banking Bhd	747	1,512
Malaysia Airports Holdings Bhd	169	256
Maxis Bhd	436	638
MISC Bhd	252	465
Petronas Chemicals Group Bhd	516	845
Petronas Dagangan Bhd	37	213
Petronas Gas Bhd	153	840
PPB Group Bhd	120	494
Public Bank Bhd	605	2,914
RHB Bank Bhd	161	205
Sapurakencana Petroleum Bhd	671	246
Sime Darby Bhd	548	1,032
Telekom Malaysia Bhd	221	371
Tenaga Nasional Bhd	731	2,560
UMW Holdings Bhd	120	171
Westports Holdings Bhd	214	223
YTL Corp. Bhd	994	413
YTL Power International Bhd	445	156
		24,187
MEXICO - 3.6%
Alfa SAB de CV - Class A	615	1,057
America Movil SAB de CV - Class L (e)	6,961	4,279
Arca Continental SAB de CV	97	693
Coca-Cola Femsa SAB de CV - Class L	109	905
El Puerto de Liverpool SAB de CV - Class C	38	400
Fibra Uno Administracion SA de CV	564	1,203
Fomento Economico Mexicano SAB de CV	408	3,778
Gentera SAB de CV	218	391
Gruma SAB de CV - Class B	46	655
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	80	821
Grupo Aeroportuario del Sureste SAB de CV - Class B	46	728
Grupo Bimbo SAB de CV - Class A	370	1,159
Grupo Carso SAB de CV	143	615
Grupo Comercial Chedraui SA de CV - Class B	98	245
Grupo Financiero Banorte SAB de CV (e)	556	3,109
Grupo Financiero Inbursa SAB de CV	519	882
Grupo Financiero Santander Mexico SAB de CV - Class B	416	756
Grupo Lala SAB de CV	144	318
Grupo Mexico SAB de CV	847	1,986
Industrias Penoles SAB de CV	28	663
Kimberly-Clark de Mexico SAB de CV (e)	342	807
Mexichem SAB de CV (e)	239	504

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
OHL Mexico SAB de CV (c)	188	230
Promotora y Operadora de Infraestructura SAB de CV	64	782
Southern Copper Corp. (e)	21	565
Wal-Mart de Mexico SAB de CV	1,170	2,815
		30,346
NIGERIA - 0.0%
Transnational Corp. of Nigeria Plc (c)	277	2

PERU - 0.3%
Cia de Minas Buenaventura SA - ADR (c)	39	465
Credicorp Ltd.	15	2,319
		2,784
PHILIPPINES - 1.5%
Aboitiz Equity Ventures Inc.	399	663
Aboitiz Power Corp.	368	361
Alliance Global Group Inc.	516	163
Ayala Corp.	54	976
Ayala Land Inc.	1,607	1,333
Bank of the Philippine Islands	180	374
BDO Unibank Inc.	365	872
DMCI Holdings Inc.	737	198
Energy Development Corp.	2,189	259
Globe Telecom Inc.	8	380
GT Capital Holdings Inc.	18	549
International Container Terminal Services Inc.	124	163
JG Summit Holdings Inc.	611	1,117
Jollibee Foods Corp.	97	499
Megaworld Corp.	2,713	270
Metro Pacific Investments Corp.	2,989	445
Metropolitan Bank & Trust Co.	119	230
Philippine Long Distance Telephone Co.	22	994
Robinsons Land Corp.	361	227
Security Bank Corp.	50	206
SM Investments Corp.	37	771
SM Prime Holdings Inc.	1,888	1,103
Universal Robina Corp.	194	862
		13,015
POLAND - 1.1%
Alior Bank SA (c)	20	262
Bank Handlowy w Warszawie SA	7	131
Bank Millennium SA (c)	129	153
Bank Pekao SA	31	1,073
Bank Zachodni WBK SA	8	524
CCC SA	5	218
Cyfrowy Polsat SA (c)	43	241
Enea SA	45	114
Energa SA	53	129
Eurocash SA (e)	18	214
Grupa Lotos SA - Class A (c)	22	173
KGHM Polska Miedz SA	29	484
LPP SA (e)	—	384
Mbank	3	273
Orange Polska Spolka Akcyjna	164	211
PGE SA	193	583
Polski Koncern Naftowy Orlen SA (e)	69	1,206
Polskie Gornictwo Naftowe i Gazownictwo SA	425	606
Powszechna Kasa Oszczednosci Bank Polski SA (c)	200	1,185
Powszechny Zaklad Ubezpieczen SA	120	877
Synthos SA	98	90
Tauron Polska Energia SA	256	185
Zaklady Azotowe w Tarnowie-Moscicach SA	10	182
		9,498
QATAR - 0.9%
Barwa Real Estate Co.	19	171
Commercial Bank of Qatar QSC	34	348
Doha Bank QSC	28	272
Ezdan Holding Group QSC	178	880
Industries Qatar QSC	34	922
Masraf Al Rayan	84	782
Ooredoo QSC	16	392
Qatar Electricity & Water Co.	6	362
Qatar Gas Transport Co. Ltd.	60	378
Qatar Insurance Co.	28	558
Qatar Islamic Bank SAQ	12	323
Qatar National Bank	47	1,814
Vodafone Qatar	82	239
		7,441
ROMANIA - 0.1%
New Europe Property Investments Plc	50	566

RUSSIAN FEDERATION - 3.5%
Alrosa AO	396	429
Gazprom PAO	2,625	5,722
Lukoil OAO	95	3,975
Magnit OJSC - GDR	64	2,128
MegaFon PJSC - GDR	18	185
MMC Norilsk Nickel OJSC	12	1,669
Mobile Telesystems PJSC - ADR	115	955
Moscow Exchange MICEX-RTS OAO	289	509
NovaTek OAO - GDR	20	2,075
Phosagro OAO via Phosagro Bond Funding Ltd. - GDR	21	307
Rosneft OAO	270	1,392
Rostelecom PJSC	182	263
RusHydro JSC	22,415	216
Sberbank of Russia	2,395	4,983
Severstal PAO	49	539
Sistema JSFC - GDR	34	259
Surgutneftegas OAO	1,617	840
Tatneft OAO	319	1,655
VTB Bank OJSC	1,194,445	1,271
		29,372
SOUTH AFRICA - 7.1%
African Bank Investments Ltd. (c) (f)	281	—
Anglo Platinum Ltd. (c)	11	287
AngloGold Ashanti Ltd. (c) (e)	92	1,666
Aspen Pharmacare Holdings Ltd.	76	1,880
Barclays Africa Group Ltd.	95	928
Bid Corp. Ltd. (c)	74	1,382
Bidvest Group Ltd.	70	660
Brait SA	76	720
Capitec Bank Holdings Ltd.	8	342
Coronation Fund Managers Ltd.	53	240
Discover Ltd.	82	682
Exxaro Resources Ltd. (e)	32	146
FirstRand Ltd.	767	2,340
Fortress Income Fund Ltd. - Class A	237	254
Fortress Income Fund Ltd. - Class B	170	416
Foschini Ltd. (e)	47	445
Gold Fields Ltd.	185	897
Growthpoint Properties Ltd.	443	775
Hyprop Investments Ltd.	57	503
Impala Platinum Holdings Ltd. (c)	147	473
Imperial Holdings Ltd.	35	356
Investec Ltd.	51	311
Liberty Holdings Ltd.	28	233
Life Healthcare Group Holdings Ltd.	226	555
Massmart Holdings Ltd.	29	250

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MMI Holdings Ltd.	196	302
Mondi Ltd.	24	435
Mr Price Group Ltd. (e)	55	766
MTN Group Ltd. (e)	369	3,590
Naspers Ltd. - Class N	97	14,870
Nedbank Group Ltd.	46	580
Netcare Ltd.	229	487
Pick n Pay Stores Ltd. (e)	56	274
Pioneer Foods Ltd.	26	308
PSG Group Ltd.	20	259
Rand Merchant Investment Holdings Ltd.	159	445
Redefine Properties Ltd.	948	728
Remgro Ltd.	111	1,918
Resilient REIT Ltd.	65	578
RMB Holdings Ltd.	166	637
Sanlam Ltd.	306	1,266
Sappi Ltd. (c)	119	554
Sasol Ltd.	123	3,328
Shoprite Holdings Ltd.	99	1,120
Sibanye Gold Ltd.	159	542
Spar Group Ltd.	39	538
Standard Bank Group Ltd. (e)	291	2,536
Steinhoff International Holdings NV (e)	647	3,710
Telkom SA Ltd.	61	276
Tiger Brands Ltd.	36	897
Truworths International Ltd.	100	581
Tsogo Sun Holdings Ltd.	78	142
Vodacom Group Ltd.	82	932
Woolworths Holdings Ltd.	226	1,295
		60,635
SOUTH KOREA - 13.7%
Amorepacific Corp.	7	2,730
AMOREPACIFIC Group	6	922
BGF retail Co. Ltd.	2	403
BNK Financial Group Inc.	60	426
Celltrion Inc. (c)	17	1,408
Cheil Worldwide Inc.	16	239
CJ CheilJedang Corp.	2	611
CJ Corp.	3	531
CJ E&M Corp.	4	233
CJ Korea Express Co. Ltd. (c)	1	282
Coway Co. Ltd.	12	1,078
Daelim Industrial Co. Ltd.	6	424
Daewoo Engineering & Construction Co. Ltd. (c)	24	118
Daewoo International Corp.	11	233
DGB Financial Group Inc.	42	317
Dongbu Insurance Co. Ltd.	11	685
Dongsuh Cos. Inc.	7	198
Doosan Heavy Industries and Construction Co. Ltd.	10	177
E-Mart Co. Ltd.	4	630
GS Engineering & Construction Corp. (c)	12	297
GS Holdings Corp.	12	516
GSretail Co. Ltd.	5	248
Hana Financial Group Inc.	64	1,299
Hankook Tire Co. Ltd.	17	750
Hanmi Pharm Co. Ltd.	1	743
Hanmi Science Co. Ltd.	2	307
Hanon Systems	41	374
Hanssem Co. Ltd.	2	334
Hanwha Chem Corp.	25	526
Hanwha Corp.	11	337
Hanwha Life Insurance Co. Ltd.	43	216
Hotel Shilla Co. Ltd.	7	401
Hyosung Corp.	5	496
Hyundai Department Store Co. Ltd.	3	350
Hyundai Development Co.	13	442
Hyundai Engineering & Construction Co. Ltd.	17	500
Hyundai Glovis Co. Ltd.	4	642
Hyundai Heavy Industries Co. Ltd. (c)	9	865
Hyundai Marine & Fire Insurance Co. Ltd.	13	330
Hyundai Mobis	15	3,330
Hyundai Motor Co.	32	3,764
Hyundai Steel Co.	18	720
Hyundai Wia Corp.	3	260
Industrial Bank of Korea	55	535
Kakao Corp.	7	567
Kangwon Land Inc.	26	948
KB Financial Group Inc.	87	2,462
KCC Corp.	1	393
KEPCO Plant Service & Engineering Co. Ltd.	4	241
Kia Motors Corp.	59	2,229
Korea Aerospace Industries Ltd.	13	843
Korea Electric Power Corp.	57	3,011
Korea Gas Corp.	7	256
Korea Investment Holdings Co. Ltd.	8	294
Korea Kumho Petrochemical	4	227
Korea Zinc Co. Ltd.	2	776
Korean Air Lines Co. Ltd. (c)	9	211
KT Corp. - ADR	13	185
KT&G Corp.	26	3,074
LG Chem Ltd.	10	2,361
LG Corp.	21	1,147
LG Display Co. Ltd.	51	1,172
LG Electronics Inc.	24	1,151
LG Household & Health Care Ltd.	2	1,970
LG Innotek Co. Ltd.	4	260
LG Uplus Corp.	49	464
Lotte Chemical Corp.	3	850
Lotte Chilsung Beverage Co. Ltd.	—	188
Lotte Confectionery Co. Ltd.	1	187
Lotte Shopping Co. Ltd.	3	473
Mirae Asset Daewoo Co. Ltd.	40	272
Mirae Asset Securities Co. Ltd.	18	357
NCSoft Corp.	4	794
NH Investment and Securities	33	263
NHN Corp.	6	3,858
OCI Co. Ltd. (c)	3	255
Orion Corp.	1	677
Ottogi Corp.	—	167
Paradise Co. Ltd.	11	146
POSCO Inc.	16	2,783
S-Oil Corp.	10	657
S1 Corp.	4	410
Samsung C&T Corp.	17	1,792
Samsung Card Co. Ltd.	9	326
Samsung Electro-Mechanics Co. Ltd.	14	607
Samsung Electronics Co. Ltd.	23	28,098
Samsung Fire & Marine Insurance Co. Ltd.	8	1,732
Samsung Heavy Industries Co. Ltd. (c)	29	232
Samsung Life Insurance Co. Ltd.	16	1,416
Samsung SDI Co.	12	1,143
Samsung SDS Co. Ltd.	8	940
Samsung Securities Co. Ltd.	13	415
Shinhan Financial Group Co. Ltd.	95	3,131
Shinsegae Co. Ltd.	2	295
SK C&C Co. Ltd.	10	1,744
SK Hynix Inc.	130	3,686
SK Innovation Co. Ltd.	15	1,807
SK Networks Co. Ltd.	22	116
SK Telecom Co. Ltd.	4	800
Woori Bank	66	552
Yuhan Corp.	2	427
		116,065

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TAIWAN - 11.8%
Acer Inc. (c)	697	329
Advanced Semiconductor Engineering Inc.	1,419	1,614
Advantech Co. Ltd.	66	505
Asia Cement Corp.	541	470
Asia Pacific Telecom Co. Ltd. (c)	424	142
Asustek Computer Inc.	160	1,325
AU Optronics Corp.	1,950	675
Casetek Holdings Ltd.	32	111
Catcher Technology Co. Ltd.	143	1,063
Cathay Financial Holding Co. Ltd.	1,839	2,016
Chailease Holding Co. Ltd.	237	387
Chang Hwa Commercial Bank	1,105	577
Cheng Shin Rubber Industry Co. Ltd.	407	859
Chicony Electronics Co. Ltd.	123	278
China Airlines Ltd. (c)	463	139
China Development Financial Holding Corp.	3,059	742
China Steel Corp.	2,630	1,713
Chinatrust Financial Holding Co. Ltd.	3,569	1,877
Chunghwa Telecom Co. Ltd.	848	3,067
Compal Electronics Inc.	935	592
Delta Electronics Inc.	437	2,133
E. Sun Financial Holding Co. Ltd.	1,574	932
Eclat Textile Co. Ltd.	43	417
Eva Airways Corp. (c)	409	187
Evergreen Marine Corp. Taiwan Ltd.	367	137
Far Eastern New Century Corp.	741	555
Far EasTone Telecommunications Co. Ltd.	353	855
Feng Tay Enterprise Co. Ltd.	68	283
First Financial Holding Co. Ltd.	2,129	1,120
Formosa Chemicals & Fibre Corp.	713	1,799
Formosa Petrochemical Corp.	263	717
Formosa Plastics Corp.	922	2,235
Formosa Taffeta Co. Ltd.	148	143
Foxconn Technology Co. Ltd.	208	490
Fubon Financial Holding Co. Ltd.	1,483	1,749
Giant Manufacturing Co. Ltd.	68	424
Hermes Microvision Inc.	10	415
Highwealth Construction Corp.	194	321
Hiwin Technologies Corp.	45	208
Hon Hai Precision Industry Co. Ltd.	3,128	8,059
Hotai Motor Co. Ltd.	57	562
HTC Corp.	162	524
Hua Nan Financial Holdings Co. Ltd.	1,624	844
Innolux Corp.	1,922	649
Inotera Memories Inc. (c)	625	489
Inventec Corp.	522	373
Largan Precision Co. Ltd.	22	2,035
Lite-On Technology Corp.	440	606
MediaTek Inc.	321	2,455
Mega Financial Holdings Co. Ltd.	2,392	1,809
Merida Industry Co. Ltd.	41	173
Nan Ya Plastics Corp.	1,046	1,992
Nanya Technology Corp.	149	183
Nien Made Enterprise Co. Ltd.	31	283
Novatek Microelectronics Corp.	117	437
OBI Pharma Inc. (c)	22	350
Pegatron Corp.	425	903
Phison Electronics Corp.	29	251
Pou Chen Corp.	512	689
Powertech Technology Inc.	168	376
President Chain Store Corp.	128	1,000
Quanta Computer Inc.	598	1,140
Realtek Semiconductor Corp.	95	296
Ruentex Development Co. Ltd.	192	225
Ruentex Industries Ltd.	96	145
Shin Kong Financial Holding Co. Ltd.	1,790	352
Siliconware Precision Industries Co.	485	740
Simplo Technology Co. Ltd.	78	273
SinoPac Financial Holdings Co. Ltd.	2,229	662
Standard Foods Corp.	84	206
Synnex Technology International Corp.	259	281
TaiMed Biologics Inc. (c)	34	229
Taishin Financial Holding Co. Ltd.	1,864	721
Taiwan Business Bank	994	253
Taiwan Cement Corp.	763	763
Taiwan Cooperative Financial Holding	1,627	719
Taiwan Fertilizer Co. Ltd.	143	191
Taiwan Mobile Co. Ltd.	383	1,338
Taiwan Semiconductor Manufacturing Co. Ltd.	5,479	27,610
Teco Electric and Machinery Co. Ltd.	401	339
Transcend Information Inc.	25	76
Uni-President Enterprises Corp.	1,077	2,126
United Microelectronics Corp.	2,672	1,048
Vanguard International Semiconductor Corp.	203	336
Wistron Corp.	564	395
WPG Holdings Co. Ltd.	321	375
Yuanta Financial Holding Co. Ltd.	2,027	658
Yulon Motor Co. Ltd.	157	134
Zhen Ding Technology Holding Ltd.	82	148
		100,422
THAILAND - 2.2%
Advanced Info Service PCL	19	87
Advanced Info Service PCL - NVDR	207	931
Airports of Thailand PCL - NVDR	103	1,148
Bangkok Bank PCL	32	148
Bangkok Dusit Medical Services PCL - NVDR	947	645
Bangkok Expressway & Metro PCL	1,304	256
Banpu PCL (e)	128	54
Banpu PCL - NVDR	291	122
BEC World PCL	73	48
BEC World PCL - NVDR	166	108
BTS Group Holdings PCL - NVDR	1,366	374
Bumrungrad Hospital PCL - NVDR	88	460
Central Pattana PCL - NVDR	279	476
Charoen Pokphand Foods PCL	227	186
Charoen Pokphand Foods PCL - NVDR	437	358
CP ALL PCL	253	363
CP ALL PCL - NVDR	904	1,297
Delta Electronics Thailand PCL	127	247
Electricity Generating PCL	27	145
Energy Absolute PCL - NVDR	265	161
Glow Energy PCL	12	28
Glow Energy PCL - NVDR	102	250
Home Product Center PCL - NVDR (e)	875	247
Indorama Ventures PCL	100	83
Indorama Ventures PCL - NVDR	199	165
IRPC PCL	198	27
IRPC PCL - NVDR	2,019	275
Kasikornbank PCL	19	92
Kasikornbank PCL - NVDR	371	1,802
Krung Thai Bank PCL	244	114
Krung Thai Bank PCL - Class F	61	28
Krung Thai Bank PCL - NVDR	516	240
Minor International PCL - NVDR	481	553
PTT Exploration & Production PCL	83	200
PTT Exploration & Production PCL - NVDR	197	472
PTT Global Chemical PCL	44	75
PTT Global Chemical PCL - NVDR	412	698
PTT PCL	44	391
PTT PCL - NVDR	171	1,530
Robinson Department Store PCL	104	201
Siam Cement PCL	4	56
Siam Cement PCL - NVDR	84	1,140

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Siam Commercial Bank PCL	39	155
Siam Commercial Bank PCL - NVDR	321	1,277
Thai Oil PCL	35	60
Thai Oil PCL - NVDR	132	226
Thai Union Group Public Co. - NVDR	416	261
TMB Bank PCL - NVDR	3,877	239
True Corp PCL - NVDR (e)	1,971	405
		18,904
TURKEY - 1.3%
Akbank T.A.S.	488	1,399
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	336
Arcelik A/S	60	394
BIM Birlesik Magazalar A/S	47	917
Coca-Cola Icecek A/S	20	240
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	376	375
Eregli Demir ve Celik Fabrikalari TAS	366	518
Ford Otomotiv Sanayi A/S	19	197
Haci Omer Sabanci Holding A/S	201	659
KOC Holding A/S	155	711
Petkim Petrokimya Holding A/S	140	187
TAV Havalimanlari Holding A/S	31	134
Tofas Turk Otomobil Fabrikasi A/S	35	285
Tupras Turkiye Petrol Rafinerileri A/S	29	642
Turk Hava Yollari (c)	107	212
Turk Telekomunikasyon A/S	112	235
Turkcell Iletisim Hizmetleri A/S (c)	195	717
Turkiye Garanti Bankasi A/S	518	1,367
Turkiye Halk Bankasi A/S	124	368
Turkiye Is Bankasi A/S - Class C	370	588
Turkiye Sise ve Cam Fabrikalari A/S	116	143
Turkiye Vakiflar Bankasi Tao	160	251
Ulker Biskuvi Sanayi A/S	35	256
Yapi ve Kredi Bankasi A/S (c)	210	291
		11,422
UNITED ARAB EMIRATES - 0.9%
Abu Dhabi Commercial Bank PJSC	446	738
Aldar Properties PJSC	641	472
Arabtec Holding Co. (c)	514	192
DP World Ltd.	38	627
Dubai Financial Market	523	181
Dubai Islamic Bank PJSC	254	355
Emaar Malls Group PJSC	425	327
Emaar Properties PJSC	767	1,305
Emirates Telecommunications Group Co. PJSC	391	2,020
First Gulf Bank PJSC	215	737
National Bank of Abu Dhabi PJSC	134	353
		7,307
UNITED KINGDOM - 0.1%
British American Tobacco Plc	36	467
Total Common Stocks (cost $895,861)		801,271

PREFERRED STOCKS - 4.3%
BRAZIL - 2.5%
Banco Bradesco SA	618	4,843
Braskem SA	30	176
Centrais Eletricas Brasileiras SA	57	312
Cia Brasileira de Distribuicao Grupo Pao de Acucar	35	511
Cia Energetica de Minas Gerais	174	392
Cia Energetica de Sao Paulo	44	163
Cia Paranaense de Energia	21	186
Gerdau SA	198	362
Itau Unibanco Holding SA	641	6,037
Itausa - Investimentos Itau SA	873	2,039
Lojas Americanas SA	138	688
Petroleo Brasileiro SA (c)	869	2,538
Suzano Papel e Celulose SA	90	317
Telefonica Brasil SA	96	1,307
Vale SA	417	1,686
		21,557
CHILE - 0.1%
Embotelladora Andina SA - Class B	61	214
Sociedad Quimica y Minera de Chile SA	21	530
		744
COLOMBIA - 0.2%
Bancolombia SA	95	825
Grupo Aval Acciones y Valores	760	304
Grupo de Inversiones Suramericana SA	19	245
		1,374
MEXICO - 0.6%
Cemex SAB de CV (c)	3,109	1,923
Grupo Televisa SAB	545	2,840
		4,763
RUSSIAN FEDERATION - 0.2%
AK Transneft OAO	—	893
Surgutneftegas OAO	1,505	904
		1,797
SOUTH KOREA - 0.7%
Amorepacific Corp.	2	380
Hyundai Motor Co.	8	710
Hyundai Motor Co.	5	399
LG Chem Ltd.	2	299
LG Household & Health Care Ltd. (c)	1	288
Samsung Electronics Co. Ltd.	4	4,188
		6,264
Total Preferred Stocks (cost $48,223)		36,499

RIGHTS - 0.0%
CHILE - 0.0%
Empresa Nacional de Electricidad SA (c)	6	6
Total Rights (cost $0)		6

WARRANTS - 0.0%
THAILAND - 0.0%
Banpu PCL (c)	39	10
Banpu PCL (c)	97	25
Total Warrants (cost $0)		35

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 0.3%
JNL Money Market Fund, 0.26% (a) (h)	2,727	2,727

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	19,522	19,522

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.22%, 09/15/16 (o)	$880	880
Total Short Term Investments (cost $23,129)		23,129

Total Investments - 101.4% (cost $967,213)		860,940
Other Assets and Liabilities, Net - (1.4%)		(12,065)
Total Net Assets - 100.0%		$848,875

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	25.5%
Information Technology	22.0
Consumer Discretionary	10.4
Consumer Staples	8.1
Energy	6.9
Materials	6.7
Telecommunication Services	6.4
Industrials	5.7
Utilities	3.0
Health Care	2.6
Short Term Investments	2.7
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund

	Shares/Par †	Value
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 12.0%
Advance Auto Parts Inc.	22	$3,554
Amazon.com Inc. (c)	117	83,798
AutoNation Inc. (c) (e)	20	957
AutoZone Inc. (c)	9	7,342
Bed Bath & Beyond Inc.	51	2,224
Best Buy Co. Inc.	88	2,700
BorgWarner Inc.	66	1,951
Carmax Inc. (c) (e)	59	2,899
Carnival Corp.	135	5,984
CBS Corp. - Class B	127	6,931
Chipotle Mexican Grill Inc. - Class A (c) (e)	9	3,747
Coach Inc.	87	3,558
Comcast Corp. - Class A (e)	734	47,835
D.R. Horton Inc.	100	3,156
Darden Restaurants Inc. (e)	34	2,170
Delphi Automotive Plc	84	5,244
Discovery Communications Inc. - Class A (c) (e)	39	982
Discovery Communications Inc. - Class C (c)	77	1,834
Dollar General Corp.	86	8,090
Dollar Tree Inc. (c)	70	6,642
Expedia Inc.	35	3,729
Foot Locker Inc.	41	2,271
Ford Motor Co.	1,168	14,677
Gap Inc. (e)	70	1,481
Garmin Ltd. (e)	35	1,498
General Motors Co.	424	12,000
Genuine Parts Co.	46	4,628
Goodyear Tire & Rubber Co.	80	2,057
H&R Block Inc. (e)	72	1,662
HanesBrands Inc.	121	3,034
Harley-Davidson Inc. (e)	58	2,635
Harman International Industries Inc.	23	1,630
Hasbro Inc. (e)	35	2,973
Home Depot Inc.	377	48,125
Interpublic Group of Cos. Inc.	122	2,807
Johnson Controls Inc.	196	8,684
Kohl’s Corp. (e)	58	2,184
L Brands Inc.	77	5,153
Leggett & Platt Inc.	41	2,075
Lennar Corp. - Class A	52	2,406
LKQ Corp. (c)	92	2,927
Lowe’s Cos. Inc.	269	21,269
Macy’s Inc.	95	3,200
Marriott International Inc. - Class A (e)	58	3,882
Mattel Inc.	107	3,360
McDonald’s Corp.	266	32,019
Michael Kors Holdings Ltd. (c)	54	2,683
Mohawk Industries Inc. (c)	19	3,549
Netflix Inc. (c)	130	11,852
Newell Brands Inc.	138	6,702
News Corp. - Class A	115	1,305
News Corp. - Class B (e)	30	356
Nike Inc. - Class B	406	22,426
Nordstrom Inc. (e)	39	1,477
O’Reilly Automotive Inc. (c) (e)	29	7,953
Omnicom Group Inc. (e)	73	5,972
Priceline Group Inc. (c)	15	18,752
Pulte Homes Inc.	96	1,877
PVH Corp.	26	2,442
Ralph Lauren Corp. - Class A (e)	18	1,606
Ross Stores Inc.	124	7,033
Royal Caribbean Cruises Ltd.	50	3,333
Scripps Networks Interactive Inc. - Class A (e)	28	1,753
Signet Jewelers Ltd.	24	1,985
Staples Inc.	202	1,741
Starbucks Corp.	445	25,395
Starwood Hotels & Resorts Worldwide Inc.	51	3,797
Target Corp.	179	12,467
Tegna Inc.	70	1,619
Tiffany & Co.	33	2,024
Time Warner Inc.	238	17,530
TJX Cos. Inc.	200	15,469
Tractor Supply Co.	41	3,737
TripAdvisor Inc. (c)	36	2,283
Twenty-First Century Fox Inc. - Class A	338	9,145
Twenty-First Century Fox Inc. - Class B	129	3,519
Ulta Salon Cosmetics & Fragrance Inc. (c)	19	4,679
Under Armour Inc. - Class A (c) (e)	54	2,156
Under Armour Inc. - Class C (c)	54	1,969
Urban Outfitters Inc. (c)	26	722
VF Corp.	102	6,266
Viacom Inc. - Class B	107	4,442
Walt Disney Co.	453	44,297
Whirlpool Corp.	24	3,935
Wyndham Worldwide Corp.	35	2,521
Wynn Resorts Ltd. (e)	26	2,373
Yum! Brands Inc.	123	10,235
		679,341
CONSUMER STAPLES - 10.3%
Altria Group Inc.	592	40,832
Archer-Daniels-Midland Co.	180	7,708
Brown-Forman Corp. - Class B	30	3,029
Campbell Soup Co.	54	3,565
Church & Dwight Co. Inc.	40	4,065
Clorox Co.	40	5,496
Coca-Cola Co.	1,175	53,271
Colgate-Palmolive Co.	269	19,670
ConAgra Foods Inc.	128	6,130
Constellation Brands Inc. - Class A	53	8,758
Costco Wholesale Corp. (e)	132	20,655
CVS Health Corp.	325	31,159
Dr. Pepper Snapple Group Inc.	58	5,560
Estee Lauder Cos. Inc. - Class A	67	6,100
General Mills Inc.	179	12,735
Hershey Co.	44	5,001
Hormel Foods Corp.	81	2,973
JM Smucker Co.	36	5,462
Kellogg Co.	75	6,144
Kimberly-Clark Corp.	109	14,987
Kraft Heinz Foods Co.	180	15,949
Kroger Co.	293	10,797
McCormick & Co. Inc.	35	3,715
Mead Johnson Nutrition Co.	56	5,115

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Molson Coors Brewing Co. - Class B	55	5,532
Mondelez International Inc. - Class A	473	21,544
Monster Beverage Corp. (c)	43	6,862
PepsiCo Inc.	436	46,188
Philip Morris International Inc.	470	47,758
Procter & Gamble Co.	806	68,212
Reynolds American Inc.	249	13,425
Sysco Corp.	159	8,060
Tyson Foods Inc. - Class A	88	5,869
Wal-Mart Stores Inc.	463	33,794
Walgreens Boots Alliance Inc.	261	21,737
Whole Foods Market Inc. (e)	98	3,144
		581,001
ENERGY - 7.2%
Anadarko Petroleum Corp.	152	8,101
Apache Corp.	113	6,302
Baker Hughes Inc.	130	5,882
Cabot Oil & Gas Corp. - Class A	140	3,612
Chesapeake Energy Corp. (c) (e)	175	749
Chevron Corp.	570	59,797
Cimarex Energy Co.	29	3,505
Columbia Pipeline Group Inc.	116	2,958
Concho Resources Inc. (c)	39	4,642
ConocoPhillips Co.	375	16,336
Devon Energy Corp.	158	5,741
Diamond Offshore Drilling Inc. (e)	17	409
EOG Resources Inc.	164	13,711
EQT Corp.	52	4,029
Exxon Mobil Corp. (e)	1,255	117,663
FMC Technologies Inc. (c)	69	1,835
Halliburton Co.	260	11,772
Helmerich & Payne Inc. (e)	32	2,154
Hess Corp.	80	4,784
Kinder Morgan Inc.	551	10,319
Marathon Oil Corp.	252	3,788
Marathon Petroleum Corp.	163	6,175
Murphy Oil Corp. (e)	44	1,388
National Oilwell Varco Inc. (e)	116	3,914
Newfield Exploration Co. (c)	59	2,611
Noble Energy Inc.	128	4,609
Occidental Petroleum Corp.	230	17,365
Oneok Inc.	67	3,158
Phillips 66	142	11,237
Pioneer Natural Resources Co.	49	7,418
Range Resources Corp. (e)	50	2,167
Schlumberger Ltd.	421	33,283
Southwestern Energy Co. (c) (e)	117	1,467
Spectra Energy Corp. (e)	201	7,376
Tesoro Corp.	38	2,832
Transocean Ltd. (e)	87	1,040
Valero Energy Corp.	142	7,240
Williams Cos. Inc.	202	4,371
		405,740
FINANCIALS - 15.3%
Affiliated Managers Group Inc. (c)	16	2,316
AFLAC Inc.	127	9,147
Allstate Corp.	114	7,986
American Express Co.	247	15,029
American International Group Inc.	339	17,938
American Tower Corp.	127	14,393
Ameriprise Financial Inc.	51	4,587
Aon Plc - Class A	82	8,906
Apartment Investment & Management Co. - Class A	47	2,075
Arthur J Gallagher & Co.	53	2,541
Assurant Inc.	19	1,632
AvalonBay Communities Inc.	41	7,420
Bank of America Corp.	3,115	41,331
Bank of New York Mellon Corp. (a)	325	12,612
BB&T Corp.	248	8,827
Berkshire Hathaway Inc. - Class B (c)	567	82,120
BlackRock Inc.	38	13,030
Boston Properties Inc.	46	6,071
Capital One Financial Corp.	155	9,864
CBRE Group Inc. - Class A (c)	86	2,275
Charles Schwab Corp.	358	9,059
Chubb Ltd.	139	18,192
Cincinnati Financial Corp. (e)	47	3,512
Citigroup Inc.	889	37,702
Citizens Financial Group Inc.	159	3,174
CME Group Inc.	101	9,820
Comerica Inc.	56	2,322
Crown Castle International Corp.	101	10,249
Digital Realty Trust Inc.	44	4,809
Discover Financial Services	125	6,706
E*TRADE Financial Corp. (c)	85	2,007
Equinix Inc.	21	8,009
Equity Residential	109	7,514
Essex Property Trust Inc.	20	4,477
Extra Space Storage Inc.	37	3,444
Federal Realty Investment Trust	21	3,465
Fifth Third Bancorp	243	4,272
Franklin Resources Inc.	113	3,762
General Growth Properties Inc.	175	5,228
Goldman Sachs Group Inc.	117	17,388
Hartford Financial Services Group Inc.	120	5,317
HCP Inc.	139	4,902
Host Hotels & Resorts Inc.	227	3,687
Huntington Bancshares Inc.	241	2,153
Intercontinental Exchange Inc.	36	9,160
Invesco Ltd.	129	3,300
Iron Mountain Inc.	73	2,895
JPMorgan Chase & Co.	1,109	68,933
KeyCorp	255	2,816
Kimco Realty Corp.	129	4,060
Legg Mason Inc.	32	955
Leucadia National Corp.	101	1,754
Lincoln National Corp.	76	2,944
Loews Corp.	81	3,329
M&T Bank Corp.	49	5,767
Macerich Co.	38	3,275
Marsh & McLennan Cos. Inc.	158	10,786
MetLife Inc.	334	13,298
Moody’s Corp.	51	4,798
Morgan Stanley	460	11,944
NASDAQ Inc.	35	2,244
Navient Corp.	107	1,275
Northern Trust Corp.	66	4,362
People’s United Financial Inc. (e)	93	1,364
PNC Financial Services Group Inc.	151	12,308
Principal Financial Group Inc.	82	3,383
Progressive Corp.	175	5,850
ProLogis Inc.	157	7,707
Prudential Financial Inc.	136	9,674
Public Storage	44	11,343
Realty Income Corp. (e)	75	5,191
Regions Financial Corp.	402	3,423
S&P Global Inc.	80	8,588
Simon Property Group Inc.	93	20,198
SL Green Realty Corp.	30	3,190
State Street Corp.	123	6,645
SunTrust Banks Inc.	155	6,359
Synchrony Financial (c)	249	6,307
T. Rowe Price Group Inc.	76	5,539

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Torchmark Corp.	33	2,027
Travelers Cos. Inc.	89	10,604
U.S. Bancorp	496	20,018
UDR Inc.	79	2,915
Unum Group	74	2,351
Ventas Inc.	102	7,445
Vornado Realty Trust (e)	53	5,266
Wells Fargo & Co.	1,398	66,189
Welltower Inc.	108	8,223
Weyerhaeuser Co.	227	6,751
Willis Towers Watson Plc	41	5,151
XL Group Plc	92	3,066
Zions Bancorp	61	1,522
		867,762
HEALTH CARE - 14.3%
Abbott Laboratories	445	17,509
AbbVie Inc.	489	30,305
Aetna Inc. (e)	105	12,768
Agilent Technologies Inc.	100	4,440
Alexion Pharmaceuticals Inc. (c)	67	7,832
Allergan Plc (c)	120	27,663
AmerisourceBergen Corp.	56	4,420
Amgen Inc.	227	34,591
Anthem Inc.	79	10,397
Baxter International Inc.	163	7,381
Becton Dickinson & Co.	64	10,884
Biogen Inc. (c)	66	15,952
Boston Scientific Corp. (c)	402	9,395
Bristol-Myers Squibb Co.	505	37,161
Cardinal Health Inc.	99	7,729
Celgene Corp. (c)	235	23,142
Centene Corp. (c)	51	3,659
Cerner Corp. (c)	92	5,383
CIGNA Corp.	77	9,864
CR Bard Inc.	22	5,242
DaVita HealthCare Partners Inc. (c)	52	3,991
DENTSPLY SIRONA Inc.	73	4,510
Edwards Lifesciences Corp. (c)	65	6,439
Eli Lilly & Co.	292	23,005
Endo International Plc (c)	61	950
Express Scripts Holding Co. (c)	194	14,726
Gilead Sciences Inc.	404	33,672
HCA Holdings Inc. (c)	92	7,105
Henry Schein Inc. (c)	25	4,443
Hologic Inc. (c)	74	2,576
Humana Inc.	45	8,067
Illumina Inc. (c)	43	6,084
Intuitive Surgical Inc. (c)	12	7,608
Johnson & Johnson	834	101,115
Laboratory Corp. of America Holdings (c)	30	3,932
Mallinckrodt Plc (c)	35	2,118
McKesson Corp.	68	12,726
Medtronic Plc	424	36,756
Merck & Co. Inc.	837	48,228
Mylan NV (c)	129	5,580
Patterson Cos. Inc.	25	1,198
PerkinElmer Inc.	33	1,741
Perrigo Co. Plc	44	3,974
Pfizer Inc. (e)	1,836	64,631
Quest Diagnostics Inc.	45	3,663
Regeneron Pharmaceuticals Inc. (c)	23	8,078
St. Jude Medical Inc.	84	6,556
Stryker Corp.	94	11,316
Thermo Fisher Scientific Inc.	119	17,604
UnitedHealth Group Inc.	287	40,535
Universal Health Services Inc. - Class B	27	3,673
Varian Medical Systems Inc. (c)	30	2,434
Vertex Pharmaceuticals Inc. (c)	73	6,282
Waters Corp. (c)	25	3,497
Zimmer Biomet Holdings Inc.	58	7,038
Zoetis Inc. - Class A	138	6,536
		808,104
INDUSTRIALS - 9.9%
3M Co.	183	31,969
Acuity Brands Inc.	13	3,274
Alaska Air Group Inc.	37	2,167
Allegion Plc	31	2,150
American Airlines Group Inc.	175	4,965
AMETEK Inc.	73	3,354
Boeing Co.	182	23,585
C.H. Robinson Worldwide Inc.	43	3,158
Caterpillar Inc. (e)	176	13,336
Cintas Corp.	27	2,630
CSX Corp.	296	7,717
Cummins Inc.	48	5,406
Danaher Corp.	181	18,307
Deere & Co. (e)	90	7,328
Delta Air Lines Inc.	235	8,557
Dover Corp.	47	3,253
Dun & Bradstreet Corp.	9	1,155
Eaton Corp. Plc	140	8,359
Emerson Electric Co.	194	10,125
Equifax Inc.	36	4,592
Expeditors International of Washington Inc.	57	2,780
Fastenal Co. (e)	87	3,854
FedEx Corp.	76	11,484
Flowserve Corp.	40	1,788
Fluor Corp.	40	1,947
Fortune Brands Home & Security Inc.	42	2,415
General Dynamics Corp.	88	12,293
General Electric Co.	2,785	87,684
Honeywell International Inc.	232	26,993
Illinois Tool Works Inc.	99	10,284
Ingersoll-Rand Plc	79	5,059
Jacobs Engineering Group Inc. (c)	34	1,672
JB Hunt Transport Services Inc.	28	2,228
Kansas City Southern	33	2,955
L-3 Communications Holdings Inc.	24	3,534
Lockheed Martin Corp.	79	19,668
Masco Corp.	100	3,108
Nielsen Holdings Plc	111	5,753
Norfolk Southern Corp.	91	7,773
Northrop Grumman Systems Corp.	55	12,239
PACCAR Inc. (e)	106	5,518
Parker Hannifin Corp.	42	4,497
Pentair Plc	56	3,280
Pitney Bowes Inc. (e)	51	911
Quanta Services Inc. (c)	48	1,118
Raytheon Co.	91	12,420
Republic Services Inc. - Class A	72	3,683
Robert Half International Inc.	43	1,644
Rockwell Automation Inc.	40	4,638
Rockwell Collins Inc.	40	3,385
Roper Industries Inc.	30	5,146
Ryder System Inc.	16	986
Snap-On Inc.	18	2,891
Southwest Airlines Co.	193	7,554
Stanley Black & Decker Inc.	46	5,132
Stericycle Inc. (c)	26	2,661
Textron Inc.	83	3,051
TransDigm Group Inc. (c)	16	4,269
Tyco International Plc	126	5,385
Union Pacific Corp.	255	22,282
United Continental Holdings Inc. (c)	102	4,185

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
United Parcel Service Inc. - Class B	208	22,372
United Rentals Inc. (c)	25	1,688
United Technologies Corp.	234	24,030
Verisk Analytics Inc. (c)	46	3,764
Waste Management Inc.	128	8,453
WW Grainger Inc. (e)	17	3,897
Xylem Inc.	54	2,410
		562,148
INFORMATION TECHNOLOGY - 19.2%
Accenture Plc - Class A	187	21,229
Activision Blizzard Inc.	151	5,966
Adobe Systems Inc. (c)	151	14,495
Akamai Technologies Inc. (c)	54	3,001
Alliance Data Systems Corp. (c)	19	3,644
Alphabet Inc. - Class A (c)	89	62,528
Alphabet Inc. - Class C (c)	89	61,926
Amphenol Corp. - Class A	93	5,315
Analog Devices Inc.	94	5,328
Apple Inc.	1,659	158,593
Applied Materials Inc.	331	7,925
Autodesk Inc. (c)	68	3,704
Automatic Data Processing Inc.	138	12,681
Broadcom Ltd.	112	17,401
CA Inc.	93	3,052
Cisco Systems Inc.	1,518	43,547
Citrix Systems Inc. (c)	48	3,859
Cognizant Technology Solutions Corp. - Class A (c)	183	10,463
Corning Inc.	326	6,678
CSRA Inc.	43	1,018
eBay Inc. (c)	321	7,504
Electronic Arts Inc. (c)	93	7,064
EMC Corp.	591	16,055
F5 Networks Inc. (c)	21	2,423
Facebook Inc. - Class A (c)	700	79,945
Fidelity National Information Services Inc.	85	6,260
First Solar Inc. (c)	22	1,087
Fiserv Inc. (c)	67	7,322
FLIR Systems Inc.	41	1,275
Global Payments Inc.	46	3,316
Harris Corp.	39	3,230
Hewlett Packard Enterprise Co.	504	9,205
HP Inc.	521	6,542
Intel Corp. (e)	1,429	46,874
International Business Machines Corp.	267	40,477
Intuit Inc.	78	8,652
Juniper Networks Inc.	111	2,486
KLA-Tencor Corp.	47	3,461
Lam Research Corp. (e)	48	4,001
Linear Technology Corp.	75	3,494
MasterCard Inc. - Class A	296	26,046
Microchip Technology Inc. (e)	62	3,131
Micron Technology Inc. (c)	323	4,445
Microsoft Corp.	2,380	121,782
Motorola Solutions Inc.	48	3,140
NetApp Inc.	90	2,213
Nvidia Corp. (e)	154	7,224
Oracle Corp.	943	38,583
Paychex Inc.	98	5,834
PayPal Holdings Inc. (c)	331	12,089
Qorvo Inc. (c)	39	2,158
QUALCOMM Inc.	445	23,839
Red Hat Inc. (c)	55	3,998
Salesforce.com Inc. (c)	193	15,294
Seagate Technology (e)	91	2,205
Skyworks Solutions Inc.	57	3,628
Symantec Corp.	186	3,827
TE Connectivity Ltd.	112	6,371
Teradata Corp. (c) (e)	39	990
Texas Instruments Inc.	303	19,000
Total System Services Inc.	50	2,672
VeriSign Inc. (c) (e)	27	2,350
Visa Inc. - Class A (e)	579	42,937
Western Digital Corp.	84	3,956
Western Union Co. (e)	153	2,941
Xerox Corp.	299	2,836
Xilinx Inc.	77	3,547
Yahoo! Inc. (c)	261	9,817
		1,089,879
MATERIALS - 2.8%
Air Products & Chemicals Inc.	58	8,228
Albemarle Corp.	27	2,154
Alcoa Inc. (e)	394	3,650
Avery Dennison Corp.	25	1,842
Ball Corp. (e)	51	3,685
CF Industries Holdings Inc.	71	1,703
Dow Chemical Co.	339	16,874
E. I. du Pont de Nemours & Co.	265	17,152
Eastman Chemical Co.	45	3,041
Ecolab Inc.	80	9,517
FMC Corp.	43	2,005
Freeport-McMoran Inc. - Class B (e)	376	4,191
International Flavors & Fragrances Inc.	25	3,209
International Paper Co.	127	5,371
LyondellBasell Industries NV - Class A	104	7,769
Martin Marietta Materials Inc. (e)	19	3,601
Monsanto Co.	132	13,630
Mosaic Co.	101	2,635
Newmont Mining Corp.	160	6,251
Nucor Corp.	96	4,736
Owens-Illinois Inc. (c)	40	720
PPG Industries Inc.	81	8,481
Praxair Inc.	86	9,703
Sealed Air Corp.	59	2,722
Sherwin-Williams Co.	24	6,975
Vulcan Materials Co.	40	4,800
WestRock Co.	78	3,042
		157,687
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	1,863	80,510
CenturyLink Inc.	164	4,762
Frontier Communications Corp. (e)	346	1,711
Level 3 Communications Inc. (c)	88	4,545
Verizon Communications Inc.	1,234	68,891
		160,419
UTILITIES - 3.5%
AES Corp.	199	2,489
AGL Resources Inc.	38	2,521
Alliant Energy Corp.	55	2,187
Ameren Corp.	76	4,072
American Electric Power Co. Inc.	147	10,291
American Water Works Co. Inc.	54	4,570
CenterPoint Energy Inc.	136	3,269
CMS Energy Corp.	87	3,978
Consolidated Edison Inc.	92	7,393
Dominion Resources Inc.	186	14,510
DTE Energy Co.	54	5,338
Duke Energy Corp.	207	17,753
Edison International	98	7,590
Entergy Corp.	54	4,390
Eversource Energy	95	5,712
Exelon Corp.	276	10,024

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FirstEnergy Corp.	127	4,426
NextEra Energy Inc.	140	18,205
NiSource Inc.	95	2,520
NRG Energy Inc.	85	1,278
PG&E Corp.	148	9,488
Pinnacle West Capital Corp.	33	2,683
PPL Corp.	200	7,565
Public Service Enterprise Group Inc.	152	7,071
SCANA Corp. (e)	45	3,432
Sempra Energy	72	8,173
Southern Co.	284	15,212
TECO Energy Inc.	70	1,928
WEC Energy Group Inc.	95	6,180
Xcel Energy Inc.	152	6,812
		201,060
Total Common Stocks (cost $4,371,721)		5,513,141

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 2.5%
JNL Money Market Fund, 0.26% (a) (h)	145,356	145,356

Securities Lending Collateral - 4.0%
Repurchase Agreement with MLP, 0.60% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 05/23/16, due 08/22/16 at $115,174 (q)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	110,246	110,246
		225,246
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.22%, 09/15/16 (o)	$6,425	6,422
Total Short Term Investments (cost $377,024)		377,024

Total Investments - 103.9% (cost $4,748,745)		5,890,165
Other Assets and Liabilities, Net - (3.9%)		(223,744)
Total Net Assets - 100.0%		$5,666,421

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.5%
Financials	14.7
Health Care	13.7
Consumer Discretionary	11.5
Consumer Staples	9.9
Industrials	9.6
Energy	6.9
Utilities	3.4
Telecommunication Services	2.7
Materials	2.7
Short Term Investments	6.4
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund

	Shares/Par †	Value
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.7%
Aaron’s Inc.	100	$2,178
Abercrombie & Fitch Co. - Class A	104	1,859
AMC Networks Inc. - Class A (c)	96	5,793
American Eagle Outfitters Inc. (e)	256	4,072
Ascena Retail Group Inc. (c) (e)	271	1,895
Big Lots Inc.	68	3,423
Brinker International Inc.	87	3,949
Brunswick Corp.	141	6,375
Buffalo Wild Wings Inc. (c)	29	4,074
Cabela’s Inc. - Class A (c)	76	3,814
Cable One Inc.	7	3,417
CalAtlantic Group Inc. (e)	117	4,306
Carter’s Inc.	79	8,416
Cheesecake Factory Inc. (e)	69	3,302
Chico’s FAS Inc.	206	2,205
Churchill Downs Inc.	18	2,335
Cinemark Holdings Inc.	166	6,037
Cracker Barrel Old Country Store Inc. (e)	37	6,426
CST Brands Inc.	119	5,112
Dana Holding Corp.	231	2,436
Deckers Outdoor Corp. (c)	49	2,839
DeVry Education Group Inc. (e)	88	1,573
Dick’s Sporting Goods Inc. (e)	139	6,266
Domino’s Pizza Inc.	78	10,293
DreamWorks Animation SKG Inc. - Class A (c)	110	4,515
Dunkin’ Brands Group Inc.	142	6,182
Fossil Group Inc. (c) (e)	64	1,829
GameStop Corp. - Class A (e)	163	4,337
Gentex Corp. (e)	446	6,893
Graham Holdings Co.	7	3,217
Guess Inc. (e)	97	1,467
Helen of Troy Ltd. (c)	44	4,489
HSN Inc.	50	2,444
International Speedway Corp. - Class A	41	1,378
J.C. Penney Co. Inc. (c) (e)	483	4,285
Jack in the Box Inc.	50	4,339
John Wiley & Sons Inc. - Class A	75	3,893
Kate Spade & Co. (c)	198	4,082
KB Home (e)	132	2,014
Live Nation Inc. (c)	229	5,381
Meredith Corp.	58	3,031
Murphy USA Inc. (c)	58	4,277
New York Times Co. - Class A	187	2,265
NVR Inc. (c)	6	10,189
Office Depot Inc. (c)	757	2,505
Panera Bread Co. - Class A (c)	36	7,524
Polaris Industries Inc. (e)	94	7,685
Pool Corp.	66	6,194
Restoration Hardware Holdings Inc. (c) (e)	58	1,652
Service Corp. International	301	8,130
Skechers U.S.A. Inc. - Class A (c) (e)	206	6,136
Sotheby’s - Class A (e)	82	2,258
Tempur Sealy International Inc. (c) (e)	95	5,281
Texas Roadhouse Inc. (e)	99	4,492
Thor Industries Inc.	72	4,638
Time Inc.	162	2,661
Toll Brothers Inc. (c)	239	6,427
TRI Pointe Homes Inc. (c)	224	2,653
Tupperware Brands Corp. (e)	79	4,424
Vista Outdoor Inc. (c)	94	4,480
Wendy’s Co.	336	3,232
Williams-Sonoma Inc. (e)	128	6,656
		269,930
CONSUMER STAPLES - 4.6%
Avon Products Inc.	676	2,555
Boston Beer Co. Inc. - Class A (c) (e)	14	2,467
Casey’s General Stores Inc.	60	7,935
Dean Foods Co. (e)	144	2,604
Edgewell Personal Care Co. (c)	93	7,836
Energizer Holdings Inc.	96	4,952
Flowers Foods Inc. (e)	285	5,349
Hain Celestial Group Inc. (c)	160	7,983
Ingredion Inc.	112	14,538

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Lancaster Colony Corp.	30	3,871
Post Holdings Inc. (c)	101	8,314
Snyders-Lance Inc.	124	4,199
Sprouts Farmers Market Inc. (c) (e)	218	4,998
SUPERVALU Inc. (c)	414	1,952
Tootsie Roll Industries Inc. (e)	27	1,024
TreeHouse Foods Inc. (c)	88	9,054
United Natural Foods Inc. (c)	78	3,646
WhiteWave Foods Co. - Class A (c)	276	12,964
		106,241
ENERGY - 3.6%
CONSOL Energy Inc. (e)	357	5,738
Denbury Resources Inc. (e)	550	1,975
Dril-Quip Inc. (c)	58	3,404
Energen Corp.	150	7,235
Ensco Plc - Class A	463	4,497
Gulfport Energy Corp. (c)	196	6,134
HollyFrontier Corp.	275	6,540
Nabors Industries Ltd.	439	4,409
Noble Corp. Plc	383	3,155
Oceaneering International Inc.	154	4,594
Oil States International Inc. (c)	80	2,623
Patterson-UTI Energy Inc.	229	4,888
QEP Resources Inc.	370	6,532
Rowan Cos. Plc - Class A (e)	193	3,405
SM Energy Co. (e)	106	2,849
Superior Energy Services Inc.	236	4,339
Western Refining Inc. (e)	123	2,542
World Fuel Services Corp.	109	5,195
WPX Energy Inc. (c)	426	3,967
		84,021
FINANCIALS - 26.7%
Alexander & Baldwin Inc.	71	2,576
Alexandria Real Estate Equities Inc.	114	11,848
Alleghany Corp. (c)	24	13,244
American Campus Communities Inc.	202	10,689
American Financial Group Inc.	111	8,219
Aspen Insurance Holdings Ltd.	94	4,338
Associated Bancorp	236	4,045
BancorpSouth Inc.	134	3,039
Bank of Hawaii Corp. (e)	67	4,583
Bank of the Ozarks Inc. (e)	126	4,733
Brown & Brown Inc.	182	6,815
Camden Property Trust	136	12,010
Care Capital Properties Inc.	129	3,387
Cathay General Bancorp (e)	114	3,218
CBOE Holdings Inc.	127	8,477
CNO Financial Group Inc.	277	4,842
Commerce Bancshares Inc.	128	6,150
Communications Sales & Leasing Inc. (e)	212	6,126
Corporate Office Properties Trust	147	4,359
Corrections Corp. of America	182	6,389
Cullen/Frost Bankers Inc. (e)	84	5,368
DCT Industrial Trust Inc. (e)	139	6,658
Douglas Emmett Inc.	218	7,740
Duke Realty Corp.	540	14,393
East West Bancorp Inc.	225	7,703
Eaton Vance Corp.	177	6,272
Education Realty Trust Inc.	104	4,781
Endurance Specialty Holdings Ltd.	96	6,464
EPR Properties	99	7,963
Equity One Inc.	142	4,557
Everest Re Group Ltd.	66	12,011
FactSet Research Systems Inc.	64	10,308
Federated Investors Inc. - Class B	146	4,204
First American Financial Corp.	171	6,897
First Horizon National Corp.	365	5,025
First Industrial Realty Trust Inc.	182	5,056
First Niagara Financial Group Inc.	554	5,399
FirstMerit Corp.	261	5,290
FNB Corp.	328	4,109
Fulton Financial Corp.	267	3,599
Genworth Financial Inc. - Class A (c)	780	2,014
Hancock Holding Co.	122	3,187
Hanover Insurance Group Inc.	67	5,649
Healthcare Realty Trust Inc. (e)	177	6,181
Highwoods Properties Inc.	152	8,042
Hospitality Properties Trust	234	6,750
International Bancshares Corp.	86	2,249
Janus Capital Group Inc.	229	3,192
Jones Lang LaSalle Inc.	70	6,821
Kemper Corp.	75	2,323
Kilroy Realty Corp.	143	9,474
Lamar Advertising Co.	129	8,544
LaSalle Hotel Properties	178	4,186
Liberty Property Trust	229	9,102
Mack-Cali Realty Corp.	141	3,803
MarketAxess Holdings Inc. (e)	59	8,538
Medical Properties Trust Inc.	373	5,667
Mercury General Corp.	56	3,001
Mid-America Apartment Communities Inc.	118	12,542
MSCI Inc. - Class A	136	10,463
National Retail Properties Inc.	225	11,631
New York Community Bancorp Inc. (e)	760	11,400
Old Republic International Corp.	378	7,300
Omega Healthcare Investors Inc. (e)	257	8,720
PacWest Bancorp (e)	177	7,033
Post Properties Inc.	83	5,059
Potlatch Corp.	62	2,120
Primerica Inc. (e)	74	4,242
PrivateBancorp Inc.	123	5,398
Prosperity Bancshares Inc. (e)	101	5,138
Raymond James Financial Inc.	197	9,703
Rayonier Inc.	192	5,042
Regency Centers Corp.	152	12,758
Reinsurance Group of America Inc.	100	9,671
RenaissanceRe Holdings Ltd.	67	7,852
SEI Investments Co.	213	10,227
Senior Housing Properties Trust	369	7,676
Signature Bank (c)	83	10,391
SLM Corp. (c)	667	4,119
Sovran Self Storage Inc.	72	7,605
Stifel Financial Corp. (c)	102	3,216
SVB Financial Group (c)	80	7,647
Synovus Financial Corp.	195	5,652
Tanger Factory Outlet Centers Inc.	149	5,980
Taubman Centers Inc.	94	7,006
TCF Financial Corp.	267	3,375
Trustmark Corp.	106	2,630
Umpqua Holdings Corp.	346	5,345
Urban Edge Properties	142	4,248
Valley National Bancorp	346	3,160
Waddell & Reed Financial Inc. - Class A (e)	123	2,126
Washington Federal Inc.	142	3,440
Webster Financial Corp. (e)	144	4,880
Weingarten Realty Investors	179	7,315
WisdomTree Investments Inc. (e)	176	1,727
WP Glimcher Inc.	287	3,217
WR Berkley Corp.	152	9,114
		617,775
HEALTH CARE - 9.0%
Abiomed Inc. (c)	62	6,724
Akorn Inc. (c)	128	3,660

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Align Technology Inc. (c)	114	9,185
Allscripts-Misys Healthcare Solutions Inc. (c)	291	3,691
Amsurg Corp. (c)	85	6,562
Bio-Rad Laboratories Inc. - Class A (c)	32	4,607
Bio-Techne Corp.	58	6,569
Catalent Inc. (c)	165	3,786
Charles River Laboratories International Inc. (c)	73	6,041
Community Health Systems Inc. (c) (e)	174	2,095
Cooper Cos. Inc.	76	12,975
Halyard Health Inc. (c)	71	2,316
Hill-Rom Holdings Inc.	89	4,504
Idexx Laboratories Inc. (c)	140	12,978
Lifepoint Health Inc. (c)	68	4,454
LivaNova Plc (c)	67	3,348
MEDNAX Inc. (c)	145	10,524
Mettler-Toledo International Inc. (c)	42	15,237
Molina Healthcare Inc. (c)	64	3,203
Owens & Minor Inc. (e)	98	3,660
PAREXEL International Corp. (c)	82	5,174
Prestige Brands Holdings Inc. (c)	82	4,537
ResMed Inc.	219	13,856
Steris Plc	133	9,167
Teleflex Inc.	68	12,069
Tenet Healthcare Corp. (c)	156	4,308
United Therapeutics Corp. (c) (e)	70	7,394
VCI Inc. (c)	126	8,542
WellCare Health Plans Inc. (c)	69	7,366
West Pharmaceutical Services Inc.	113	8,600
		207,132
INDUSTRIALS - 13.2%
AECOM (c)	240	7,621
AGCO Corp. (e)	109	5,159
AO Smith Corp.	115	10,165
B/E Aerospace Inc.	160	7,383
Carlisle Cos. Inc.	99	10,513
CEB Inc.	50	3,063
CLARCOR Inc.	75	4,585
Clean Harbors Inc. (c) (e)	82	4,250
Copart Inc. (c) (e)	156	7,630
Crane Co.	78	4,412
Curtiss-Wright Corp.	69	5,792
Deluxe Corp.	76	5,022
Donaldson Co. Inc. (e)	191	6,556
EMCOR Group Inc.	89	4,379
Esterline Technologies Corp. (c)	46	2,850
FTI Consulting Inc. (c)	64	2,604
GATX Corp. (e)	65	2,847
Genesee & Wyoming Inc. - Class A (c) (e)	89	5,236
Graco Inc.	87	6,875
Granite Construction Inc.	62	2,843
Herman Miller Inc.	94	2,821
HNI Corp.	68	3,176
Hubbell Inc.	81	8,575
Huntington Ingalls Industries Inc.	73	12,240
IDEX Corp.	118	9,658
ITT Inc.	141	4,521
JetBlue Airways Corp. (c)	500	8,275
Joy Global Inc. (e)	153	3,238
KBR Inc.	220	2,917
Kennametal Inc.	121	2,683
Kirby Corp. (c)	84	5,266
KLX Inc. (c)	80	2,493
Landstar System Inc. (e)	65	4,468
Lennox International Inc. (e)	61	8,651
Lincoln Electric Holdings Inc.	98	5,795
Manpower Inc.	110	7,108
MSA Safety Inc.	50	2,616
MSC Industrial Direct Co. - Class A	75	5,317
Nordson Corp.	83	6,925
NOW Inc. (c)	166	3,020
Old Dominion Freight Line Inc. (c)	106	6,405
Orbital ATK Inc.	91	7,729
Oshkosh Corp. (e)	115	5,485
Regal-Beloit Corp.	70	3,870
Rollins Inc.	144	4,227
RR Donnelley & Sons Co.	328	5,552
Teledyne Technologies Inc. (c)	53	5,274
Terex Corp.	170	3,457
Timken Co.	108	3,327
Toro Co.	85	7,532
Trinity Industries Inc. (e)	234	4,352
Triumph Group Inc.	77	2,747
Valmont Industries Inc.	35	4,724
Wabtec Corp.	141	9,886
Watsco Inc.	40	5,685
Werner Enterprises Inc. (e)	68	1,551
Woodward Governor Co.	86	4,984
		306,335
INFORMATION TECHNOLOGY - 16.6%
3D Systems Corp. (c) (e)	168	2,306
ACI Worldwide Inc. (c)	181	3,529
Acxiom Corp. (c)	118	2,605
Advanced Micro Devices Inc. (c) (e)	1,001	5,147
Ansys Inc. (c)	137	12,473
ARRIS International Plc (c)	274	5,737
Arrow Electronics Inc. (c)	143	8,866
Avnet Inc.	201	8,140
Belden Inc.	66	3,956
Broadridge Financial Solutions Inc.	185	12,034
Brocade Communications Systems Inc. (e)	721	6,620
Cadence Design Systems Inc. (c)	470	11,416
CDK Global Inc.	242	13,453
Ciena Corp. (c)	201	3,776
Cognex Corp.	131	5,651
CommVault Systems Inc. (c)	65	2,807
Computer Sciences Corp.	217	10,754
comScore Inc. (c)	72	1,715
Convergys Corp.	152	3,791
CoreLogic Inc. (c)	139	5,359
Cree Inc. (c) (e)	155	3,797
Cypress Semiconductor Corp. (e)	484	5,104
Diebold Inc.	103	2,555
DST Systems Inc.	49	5,692
Fair Isaac Corp.	48	5,477
Fairchild Semiconductor International Inc. (c)	177	3,516
FEI Co.	64	6,834
Fortinet Inc. (c)	228	7,212
Gartner Inc. - Class A (c)	129	12,546
Ingram Micro Inc. - Class A	230	8,004
Integrated Device Technology Inc. (c)	206	4,146
InterDigital Inc.	54	3,021
Intersil Corp. - Class A	211	2,856
IPG Photonics Corp. (c)	57	4,597
j2 Global Inc. (e)	73	4,585
Jabil Circuit Inc.	297	5,487
Jack Henry & Associates Inc.	122	10,669
Keysight Technologies Inc. (c)	265	7,700
Knowles Corp. (c) (e)	138	1,887
Leidos Holdings Inc.	101	4,817
Lexmark International Inc. - Class A	98	3,717
Manhattan Associates Inc. (c)	112	7,164
MAXIMUS Inc.	102	5,631
Mentor Graphics Corp.	158	3,364
Microsemi Corp. (c)	177	5,791

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
National Instruments Corp.	155	4,243
NCR Corp. (c)	193	5,372
NetScout Systems Inc. (c)	144	3,209
NeuStar Inc. - Class A (c) (e)	84	1,970
Plantronics Inc.	53	2,328
Polycom Inc. (c)	208	2,336
PTC Inc. (c)	178	6,687
Rackspace Hosting Inc. (c) (e)	164	3,430
Science Applications International Corp.	65	3,767
Silicon Laboratories Inc. (c)	60	2,922
Synaptics Inc. (c)	58	3,093
SYNNEX Corp.	45	4,280
Synopsys Inc. (c)	237	12,817
Tech Data Corp. (c)	54	3,878
Teradyne Inc.	316	6,226
Trimble Navigation Ltd. (c)	389	9,478
Tyler Technologies Inc. (c)	51	8,472
Ultimate Software Group Inc. (c)	45	9,415
VeriFone Systems Inc. (c)	170	3,157
ViaSat Inc. (c) (e)	69	4,959
Vishay Intertechnology Inc. (e)	207	2,561
WebMD Health Corp. (c) (e)	59	3,456
WEX Inc. (c)	60	5,292
Zebra Technologies Corp. - Class A (c)	82	4,110
		383,762
MATERIALS - 7.0%
Allegheny Technologies Inc. (e)	172	2,199
AptarGroup Inc.	99	7,816
Ashland Inc.	97	11,124
Bemis Co. Inc.	147	7,565
Cabot Corp.	97	4,434
Carpenter Technology Corp. (e)	72	2,361
Commercial Metals Co. (e)	179	3,033
Compass Minerals International Inc. (e)	53	3,937
Domtar Corp.	96	3,373
Eagle Materials Inc.	76	5,830
Greif Inc. - Class A (e)	40	1,488
Louisiana-Pacific Corp. (c)	224	3,887
Minerals Technologies Inc.	54	3,070
NewMarket Corp.	16	6,457
Olin Corp. (e)	255	6,334
Packaging Corp. of America	146	9,763
PolyOne Corp.	132	4,645
Reliance Steel & Aluminum Co.	113	8,696
Royal Gold Inc.	102	7,356
RPM International Inc.	206	10,283
Scotts Miracle-Gro Co. - Class A	70	4,874
Sensient Technologies Corp.	69	4,906
Silgan Holdings Inc.	62	3,211
Sonoco Products Co. (e)	156	7,742
Steel Dynamics Inc.	378	9,251
United States Steel Corp. (e)	228	3,847
Valspar Corp.	114	12,299
Worthington Industries Inc.	70	2,963
		162,744
TELECOMMUNICATION SERVICES - 0.2%
Telephone & Data Systems Inc.	147	4,374

UTILITIES - 5.9%
Aqua America Inc. (e)	275	9,801
Atmos Energy Corp.	160	12,978
Black Hills Corp. (e)	80	5,058
Great Plains Energy Inc.	242	7,346
Hawaiian Electric Industries Inc. (e)	169	5,541
IDACORP Inc.	78	6,372
MDU Resources Group Inc.	303	7,275
National Fuel Gas Co.	132	7,497
New Jersey Resources Corp.	133	5,119
OGE Energy Corp.	310	10,138
ONE Gas Inc.	82	5,444
PNM Resources Inc.	124	4,397
Questar Corp.	274	6,962
Southwest Gas Corp.	70	5,529
Talen Energy Corp. (c)	100	1,358
UGI Corp.	268	12,104
Vectren Corp.	128	6,741
Westar Energy Inc.	221	12,407
WGL Holdings Inc.	78	5,540
		137,607
Total Common Stocks (cost $2,005,228)		2,279,921

SHORT TERM INVESTMENTS - 5.5%
Investment Company - 1.2%
JNL Money Market Fund, 0.26% (a) (h)	29,047	29,047

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	98,039	98,039

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.22%, 09/15/16 (o)	$1,220	1,219
Total Short Term Investments (cost $128,305)		128,305

Total Investments - 104.0% (cost $2,133,533)		2,408,226
Other Assets and Liabilities, Net - (4.0%)		(93,724)
Total Net Assets - 100.0%		$2,314,502

Portfolio Composition:	Percentage of Total Investments
Financials	25.7%
Information Technology	15.9
Industrials	12.7
Consumer Discretionary	11.2
Health Care	8.6
Materials	6.8
Utilities	5.7
Consumer Staples	4.4
Energy	3.5
Telecommunication Services	0.2
Short Term Investments	5.3
Total Investments	100.0%

JNL/Mellon Capital Small Cap Index Fund

	Shares/Par †	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.7%
American Axle & Manufacturing Holdings Inc. (c)	216	$3,127
American Public Education Inc. (c)	47	1,325
Arctic Cat Inc. (e)	34	586
Asbury Automotive Group Inc. (c)	64	3,376
Barnes & Noble Education Inc. (c)	111	1,125
Barnes & Noble Inc.	171	1,944
Belmond Ltd. - Class A (c)	253	2,509
Big 5 Sporting Goods Corp.	49	458
Biglari Holdings Inc. (c)	3	1,241
BJ’s Restaurants Inc. (c)	56	2,453
Blue Nile Inc.	33	891
Bob Evans Farms Inc.	56	2,124
Boyd Gaming Corp. (c)	234	4,307
Buckle Inc. (e)	79	2,062
Caleres Inc.	124	3,013
Callaway Golf Co.	272	2,779

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Capella Education Co.	30	1,605
Career Education Corp. (c)	201	1,196
Cato Corp. - Class A	74	2,778
Cavco Industries Inc. (c)	23	2,190
Childrens Place Retail Stores Inc. (e)	54	4,313
Chuy’s Holdings Inc. (c) (e)	47	1,617
Core-Mark Holding Co. Inc. (e)	133	6,213
Crocs Inc. (c)	214	2,413
DineEquity Inc.	48	4,077
Dorman Products Inc. (c)	87	4,990
Drew Industries Inc.	70	5,978
Ethan Allen Interiors Inc. (e)	72	2,390
EW Scripps Co. - Class A (c) (e)	150	2,374
Express Inc. (c)	196	2,849
Finish Line Inc. - Class A	123	2,491
Five Below Inc. (c)	156	7,245
Francesca’s Holdings Corp. (c)	117	1,295
Fred’s Inc. - Class A	103	1,664
FTD Cos. Inc. (c)	52	1,305
G-III Apparel Group Ltd. (c)	115	5,267
Gannett Co. Inc.	331	4,570
Genesco Inc. (c)	60	3,875
Gentherm Inc. (c)	105	3,582
Group 1 Automotive Inc.	60	2,954
Harte-Hanks Inc.	126	200
Haverty Furniture Cos. Inc.	58	1,048
Hibbett Sports Inc. (c) (e)	64	2,233
Iconix Brand Group Inc. (c) (e)	141	953
Installed Building Products Inc. (c)	46	1,677
Interval Leisure Group Inc.	317	5,045
iRobot Corp. (c)	80	2,810
Kirkland’s Inc. (c)	42	613
Krispy Kreme Doughnuts Inc. (c)	177	3,714
La-Z-Boy Inc.	144	3,998
Lithia Motors Inc. - Class A (e)	68	4,837
Lumber Liquidators Holdings Inc. (c) (e)	77	1,183
M/I Homes Inc. (c)	70	1,325
Marcus Corp.	54	1,130
MarineMax Inc. (c)	72	1,223
Marriott Vacations Worldwide Corp.	70	4,821
MDC Holdings Inc.	111	2,713
Meritage Homes Corp. (c)	108	4,054
Monarch Casino & Resort Inc. (c)	33	731
Monro Muffler Brake Inc.	93	5,928
Motorcar Parts of America Inc. (c)	51	1,386
Movado Group Inc.	47	1,013
NutriSystem Inc.	81	2,065
Outerwall Inc. (e)	48	2,023
Oxford Industries Inc.	43	2,441
Papa John’s International Inc. (e)	79	5,369
Perry Ellis International Inc. (c)	32	635
PetMed Express Inc. (e)	58	1,085
Popeyes Louisiana Kitchen Inc. (c)	63	3,431
Red Robin Gourmet Burgers Inc. (c)	39	1,861
Regis Corp. (c)	105	1,307
Rent-A-Center Inc. (e)	152	1,871
Ruby Tuesday Inc. (c)	182	655
Ruth’s Hospitality Group Inc.	98	1,558
Scholastic Corp.	76	3,012
Scientific Games Corp. - Class A (c) (e)	145	1,332
Select Comfort Corp. (c)	134	2,865
Sizmek Inc. (c)	53	120
Sonic Automotive Inc. - Class A	82	1,406
Sonic Corp.	141	3,814
Stage Stores Inc. (e)	85	414
Standard Motor Products Inc.	57	2,275
Stein Mart Inc.	91	702
Steven Madden Ltd. (c)	161	5,504
Strayer Education Inc. (c)	33	1,619
Sturm Ruger & Co. Inc. (e)	55	3,495
Superior Industries International Inc.	62	1,669
Tailored Brands Inc. (e)	137	1,731
TopBuild Corp. (c)	109	3,944
Tuesday Morning Corp. (c)	130	915
Tumi Holdings Inc. (c)	160	4,282
Unifi Inc. (c)	44	1,188
Universal Electronics Inc. (c)	41	2,960
Universal Technical Institute Inc.	56	126
Vera Bradley Inc. (c)	57	809
Vitamin Shoppe Inc. (c) (e)	68	2,075
VOXX International Corp. - Class A (c)	53	148
Winnebago Industries Inc. (e)	79	1,804
Wolverine World Wide Inc.	288	5,851
World Wrestling Entertainment Inc. - Class A (e)	100	1,841
Zumiez Inc. (c) (e)	51	734
		246,122
CONSUMER STAPLES - 2.9%
Andersons Inc.	75	2,656
B&G Foods Inc. (e)	179	8,631
Cal-Maine Foods Inc. (e)	88	3,905
Calavo Growers Inc.	42	2,837
Central Garden & Pet Co. (c)	26	596
Central Garden & Pet Co. - Class A (c)	93	2,019
Darling Ingredients Inc. (c)	470	7,005
Inter Parfums Inc.	49	1,388
J&J Snack Foods Corp.	42	5,002
Medifast Inc.	25	838
Sanderson Farms Inc. (e)	58	4,987
Seneca Foods Corp. - Class A (c)	16	582
SpartanNash Co.	106	3,244
Universal Corp.	65	3,735
WD-40 Co.	38	4,501
		51,926
ENERGY - 2.9%
Archrock Inc.	203	1,913
Atwood Oceanics Inc. (e)	171	2,138
Basic Energy Services Inc. (c) (e)	104	175
Bill Barrett Corp. (c) (e)	147	942
Bonanza Creek Energy Inc. (c) (e)	108	218
Bristow Group Inc. (e)	98	1,114
CARBO Ceramics Inc. (e)	57	750
Carrizo Oil & Gas Inc. (c)	156	5,577
Cloud Peak Energy Inc. (c) (e)	162	333
Contango Oil & Gas Co. (c)	46	567
Era Group Inc. (c)	51	482
Exterran Corp. (c)	100	1,284
Geospace Technologies Corp. (c) (e)	41	671
Green Plains Inc.	105	2,071
Gulf Island Fabrication Inc.	35	245
Gulfmark Offshore Inc. - Class A (c) (e)	68	213
Helix Energy Solutions Group Inc. (c)	286	1,937
Hornbeck Offshore Services Inc. (c) (e)	94	787
Matrix Service Co. (c)	74	1,222
Newpark Resources Inc. (c)	238	1,378
Northern Oil and Gas Inc. (c) (e)	158	728
PDC Energy Inc. (c)	132	7,623
Pioneer Energy Services Corp. (c)	195	898
Rex Stores Corp. (c) (e)	16	949
SEACOR Holdings Inc. (c)	46	2,693
Synergy Resources Corp. (c) (e)	554	3,688
Tesco Corp.	131	879
Tetra Technologies Inc. (c)	267	1,699
Tidewater Inc. (e)	137	606

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Unit Corp. (c)	149	2,319
US Silica Holdings Inc. (e)	184	6,327
		52,426
FINANCIALS - 23.1%
Acadia Realty Trust	205	7,270
Agree Realty Corp.	67	3,254
American Assets Trust Inc.	114	4,818
American Equity Investment Life Holding Co.	232	3,313
Ameris Bancorp	81	2,392
Amerisafe Inc.	56	3,416
Astoria Financial Corp.	265	4,061
Banc of California Inc.	139	2,522
Bank Mutual Corp.	128	980
Banner Corp.	58	2,480
BBCN Bancorp Inc.	227	3,382
BofI Holding Inc. (c) (e)	164	2,898
Boston Private Financial Holdings Inc.	236	2,777
Brookline Bancorp Inc.	201	2,221
Calamos Asset Management Inc. - Class A	46	334
Capstead Mortgage Corp.	270	2,617
Cardinal Financial Corp.	93	2,036
CareTrust REIT Inc.	166	2,287
Cash America International Inc.	69	2,949
Cedar Shopping Centers Inc.	213	1,579
Central Pacific Financial Corp.	87	2,051
Chesapeake Lodging Trust	174	4,053
City Holdings Co.	42	1,928
Columbia Banking System Inc.	166	4,653
Community Bank System Inc. (e)	128	5,248
Coresite Realty Corp.	87	7,747
Cousins Properties Inc.	571	5,942
Customers Bancorp Inc. (c)	72	1,815
CVB Financial Corp. (e)	287	4,696
DiamondRock Hospitality Co.	576	5,205
Dime Community Bancshares Inc.	90	1,539
EastGroup Properties Inc.	92	6,346
eHealth Inc. (c)	51	718
Employer Holdings Inc.	92	2,663
Encore Capital Group Inc. (c) (e)	68	1,594
Enova International Inc. (c)	71	522
Evercore Partners Inc. - Class A	113	5,002
EZCorp Inc. - Class A (c)	140	1,059
Financial Engines Inc. (e)	151	3,907
First Bancorp Inc. (c)	341	1,355
First Cash Financial Services Inc. (e)	81	4,152
First Commonwealth Financial Corp.	255	2,347
First Financial Bancorp	178	3,455
First Financial Bankshares Inc. (e)	189	6,196
First Midwest Bancorp Inc.	232	4,075
First NBC Bank Holding Co. (c)	44	735
Forestar Group Inc. (c)	95	1,135
Four Corners Property Trust Inc.	152	3,136
Franklin Street Properties Corp.	251	3,085
Geo Group Inc.	211	7,205
Getty Realty Corp.	75	1,603
Glacier Bancorp Inc.	218	5,799
Government Properties Income Trust (e)	205	4,719
Great Western Bancorp Inc.	168	5,307
Green Dot Corp. - Class A (c)	126	2,899
Greenhill & Co. Inc. (e)	81	1,306
Hanmi Financial Corp.	92	2,158
HCI Group Inc.	26	721
HFF Inc. - Class A	101	2,903
Home Bancshares Inc.	353	6,983
Horace Mann Educators Corp.	117	3,937
Independent Bank Corp.	75	3,416
Infinity Property & Casualty Corp.	32	2,605
Interactive Brokers Group Inc.	166	5,869
INTL FCStone Inc. (c)	45	1,225
Investment Technology Group Inc.	94	1,575
Kite Realty Group Trust	241	6,752
LegacyTexas Financial Group Inc.	127	3,431
LendingTree Inc. (c) (e)	19	1,722
Lexington Realty Trust	612	6,183
LTC Properties Inc.	108	5,606
MB Financial Inc.	197	7,139
Navigators Group Inc.	32	2,961
NBT Bancorp Inc.	124	3,557
Northfield Bancorp Inc.	109	1,618
Northwest Bancshares Inc.	290	4,295
OFG Bancorp	130	1,077
Old National Bancorp (e)	383	4,800
Opus Bank	54	1,815
Oritani Financial Corp.	110	1,759
Parkway Properties Inc.	234	3,921
Pennsylvania REIT	201	4,321
Pinnacle Financial Partners Inc.	110	5,396
Piper Jaffray Cos. (c)	39	1,486
PRA Group Inc. (c) (e)	131	3,157
ProAssurance Corp.	154	8,222
Provident Financial Services Inc.	171	3,353
PS Business Parks Inc.	56	5,914
RE/MAX Holdings Inc. - Class A	52	2,084
Retail Opportunity Investments Corp.	291	6,303
RLI Corp.	110	7,547
S&T Bancorp Inc.	102	2,484
Sabra Healthcare REIT Inc.	185	3,822
Safety Insurance Group Inc.	40	2,479
Saul Centers Inc.	33	2,061
Selective Insurance Group Inc.	164	6,271
ServisFirst Bancshares Inc.	63	3,116
Simmons First National Corp. - Class A	82	3,774
Southside Bancshares Inc.	69	2,123
Sterling Bancorp	342	5,373
Stewart Information Services Corp.	67	2,757
Summit Hotel Properties Inc.	253	3,347
Talmer Bancorp Inc.	183	3,505
Texas Capital Bancshares Inc. (c)	131	6,143
Tompkins Financial Corp.	36	2,316
TrustCo Bank Corp.	281	1,800
UMB Financial Corp. (e)	120	6,376
United Bankshares Inc. (e)	187	7,026
United Community Banks Inc.	204	3,736
United Fire Group Inc.	60	2,559
United Insurance Holdings Corp. (e)	53	866
Universal Health Realty Income Trust	34	1,958
Universal Insurance Holdings Inc. (e)	93	1,735
Urstadt Biddle Properties Inc. - Class A	75	1,865
Virtus Investment Partners Inc. (e)	17	1,224
Walker & Dunlop Inc. (c)	77	1,765
Westamerica Bancorp (e)	74	3,651
Wilshire Bancorp Inc.	203	2,117
Wintrust Financial Corp.	149	7,593
World Acceptance Corp. (c) (e)	25	1,148
		413,584
HEALTH CARE - 12.8%
Abaxis Inc.	60	2,843
Aceto Corp. (e)	84	1,829
Acorda Therapeutics Inc. (c)	132	3,363
Adeptus Health Inc. (c) (e)	39	2,027
Air Methods Corp. (c) (e)	99	3,558
Albany Molecular Research Inc. (c) (e)	77	1,034
Almost Family Inc. (c)	24	1,029
AMAG Pharmaceuticals Inc. (c) (e)	101	2,418

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Amedisys Inc. (c)	81	4,112
AMN Healthcare Services Inc. (c)	139	5,556
Analogic Corp.	35	2,773
AngioDynamics Inc. (c)	78	1,119
ANI Pharmaceuticals Inc. (c) (e)	22	1,250
Anika Therapeutics Inc. (c)	41	2,179
Cambrex Corp. (c)	91	4,726
Cantel Medical Corp.	104	7,120
Chemed Corp.	47	6,466
Computer Programs & Systems Inc. (e)	30	1,187
Conmed Corp.	75	3,582
Corvel Corp. (c)	30	1,301
Cross Country Healthcare Inc. (c)	97	1,354
CryoLife Inc.	76	901
Cynosure Inc. - Class A (c)	68	3,329
DepoMed Inc. (c) (e)	176	3,444
Diplomat Pharmacy Inc. (c) (e)	104	3,626
Emergent BioSolutions Inc. (c)	89	2,497
Enanta Pharmaceuticals Inc. (c) (e)	38	845
Ensign Group Inc.	134	2,823
ExamWorks Group Inc. (c)	112	3,908
Greatbatch Inc. (c)	73	2,251
Haemonetics Corp. (c)	148	4,292
HealthEquity Inc. (c)	103	3,127
HealthStream Inc. (c)	72	1,904
Healthways Inc. (c)	88	1,020
HMS Holdings Corp. (c)	240	4,222
ICU Medical Inc. (c)	42	4,700
Impax Laboratories Inc. (c)	198	5,717
Inogen Inc. (c)	42	2,084
Integra LifeSciences Holdings Corp. (c)	84	6,693
Invacare Corp. (e)	83	1,005
Kindred Healthcare Inc.	248	2,803
Landauer Inc.	27	1,120
Lannett Co. Inc. (c) (e)	82	1,951
LHC Group Inc. (c)	38	1,666
Ligand Pharmaceuticals Inc. (c) (e)	54	6,450
Luminex Corp. (c)	110	2,225
Magellan Health Services Inc. (c)	71	4,692
Masimo Corp. (c)	127	6,691
Medicines Co. (c) (e)	199	6,677
Medidata Solutions Inc. (c)	164	7,677
Meridian Bioscience Inc.	123	2,399
Merit Medical Systems Inc. (c)	127	2,511
MiMedx Group Inc. (c) (e)	284	2,266
Momenta Pharmaceuticals Inc. (c)	181	1,953
Natus Medical Inc. (c)	96	3,621
Nektar Therapeutics (c)	390	5,551
Neogen Corp. (c)	107	6,038
NuVasive Inc. (c)	142	8,493
Omnicell Inc. (c)	103	3,538
PharMerica Corp. (c)	90	2,220
Phibro Animal Health Corp. - Class A	51	959
Providence Services Corp. (c)	36	1,604
Quality Systems Inc.	129	1,542
Quorum Health Corp. (c)	89	951
Repligen Corp. (c)	98	2,687
Sagent Pharmaceuticals Inc. (c)	71	1,062
Sciclone Pharmaceuticals Inc. (c)	147	1,914
Select Medical Holdings Corp. (c)	305	3,319
Spectrum Pharmaceuticals Inc. (c)	175	1,148
Supernus Pharmaceuticals Inc. (c)	98	1,986
Surgical Care Affiliates Inc. (c)	79	3,767
SurModics Inc. (c)	39	915
US Physical Therapy Inc.	36	2,186
Vascular Solutions Inc. (c)	51	2,122
Zeltiq Aesthetics Inc. (c) (e)	93	2,536
		228,454
INDUSTRIALS - 17.6%
AAON Inc.	116	3,186
AAR Corp.	95	2,219
ABM Industries Inc.	160	5,855
Actuant Corp. - Class A	170	3,838
Aegion Corp. (c)	100	1,957
Aerojet Rocketdyne Holdings Inc. (c)	187	3,419
AeroVironment Inc. (c)	57	1,597
Alamo Group Inc.	27	1,750
Albany International Corp. - Class A	84	3,346
Allegiant Travel Co.	37	5,652
American Science & Engineering Inc.	22	810
American Woodmark Corp. (c)	39	2,559
Apogee Enterprises Inc.	83	3,856
Applied Industrial Technologies Inc. (e)	112	5,043
ArcBest Corp.	69	1,128
Astec Industries Inc. (e)	54	3,031
Atlas Air Worldwide Holdings Inc. (c)	70	2,916
AZZ Inc.	75	4,508
Barnes Group Inc.	145	4,790
Brady Corp. - Class A	134	4,093
Briggs & Stratton Corp.	125	2,638
Brink’s Co.	143	4,079
CDI Corp.	39	236
Celadon Group Inc.	82	671
Chart Industries Inc. (c)	86	2,068
CIRCOR International Inc.	48	2,722
Comfort Systems USA Inc.	108	3,523
Cubic Corp.	62	2,478
DXP Enterprises Inc. (c)	36	532
Dycom Industries Inc. (c) (e)	90	8,121
Echo Global Logistics Inc. (c)	73	1,629
Encore Wire Corp.	59	2,210
EnerSys Inc.	125	7,430
Engility Holdings Inc. (c)	48	1,014
EnPro Industries Inc.	62	2,744
ESCO Technologies Inc.	74	2,947
Essendant Inc.	105	3,212
Exponent Inc.	74	4,327
Federal Signal Corp.	175	2,254
Forward Air Corp.	88	3,915
Franklin Electric Co. Inc.	110	3,645
G&K Services Inc. - Class A	57	4,360
General Cable Corp. (e)	144	1,833
Gibraltar Industries Inc. (c)	85	2,672
Greenbrier Cos. Inc. (e)	72	2,083
Griffon Corp. (e)	108	1,819
Harsco Corp.	222	1,472
Hawaiian Holdings Inc. (c)	137	5,214
Healthcare Services Group Inc. (e)	209	8,641
Heartland Express Inc. (e)	170	2,953
Heidrick & Struggles International Inc.	49	833
Hillenbrand Inc. (e)	182	5,479
HUB Group Inc. - Class A (c)	99	3,813
Insperity Inc.	47	3,597
Interface Inc.	188	2,864
John Bean Technologies Corp.	85	5,180
Kaman Corp. - Class A	79	3,348
Kelly Services Inc. - Class A	84	1,601
Knight Transportation Inc. (e)	175	4,643
Korn/Ferry International	164	3,404
Lindsay Corp. (e)	31	2,116
Lydall Inc. (c)	48	1,844
Marten Transport Ltd.	68	1,348
Matson Inc.	126	4,053
Matthews International Corp. - Class A	92	5,113
Mercury Systems Inc. (c)	114	2,823

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Mobile Mini Inc. (e)	129	4,465
Moog Inc. - Class A (c)	94	5,074
Mueller Industries Inc.	164	5,231
Multi-Color Corp.	37	2,334
MYR Group Inc. (c)	50	1,213
National Presto Industries Inc. (e)	14	1,308
Navigant Consulting Inc. (c)	138	2,224
On Assignment Inc. (c)	137	5,049
Orion Group Holdings Inc. (c)	72	384
PGT Inc. (c)	135	1,389
Powell Industries Inc.	24	942
Proto Labs Inc. (c) (e)	69	3,956
Quanex Building Products Corp.	100	1,855
Resources Connection Inc.	104	1,531
Roadrunner Transportation Systems Inc. (c)	89	661
Saia Inc. (c)	73	1,847
Simpson Manufacturing Co. Inc.	118	4,715
SkyWest Inc.	149	3,929
SPX Corp.	117	1,732
SPX Flow Technology USA Inc. (c)	119	3,110
Standex International Corp.	37	3,051
Taser International Inc. (c) (e)	151	3,752
Team Inc. (c) (e)	85	2,111
Tennant Co.	52	2,777
Tetra Tech Inc.	166	5,103
Titan International Inc. (e)	133	826
Trex Co. Inc. (c)	85	3,801
TrueBlue Inc. (c)	124	2,351
UniFirst Corp.	44	5,123
Universal Forest Products Inc.	59	5,447
US Ecology Inc.	61	2,822
Veritiv Corp. (c)	25	926
Viad Corp.	59	1,837
Vicor Corp. (c)	44	440
WageWorks Inc. (c)	103	6,165
Watts Water Technologies Inc. - Class A (e)	80	4,659
		315,194
INFORMATION TECHNOLOGY - 15.5%
ADTRAN Inc.	142	2,643
Advanced Energy Industries Inc. (c)	115	4,357
Agilysys Inc. (c)	40	420
Anixter International Inc. (c)	81	4,299
Badger Meter Inc.	42	3,093
Bel Fuse Inc. - Class B	23	418
Benchmark Electronics Inc. (c)	144	3,039
Black Box Corp.	41	533
Blackbaud Inc.	136	9,221
Blucora Inc. (c)	116	1,198
Bottomline Technologies Inc. (c)	106	2,289
Brooks Automation Inc.	195	2,184
Cabot Microelectronics Corp.	69	2,920
CACI International Inc. - Class A (c)	69	6,270
CalAmp Corp. (c)	105	1,558
Cardtronics Inc. (c) (e)	131	5,212
Ceva Inc. (c)	59	1,611
Ciber Inc. (c) (e)	189	283
Cirrus Logic Inc. (c)	178	6,916
Coherent Inc. (c)	70	6,445
Cohu Inc.	73	791
Comtech Telecommunications Corp.	68	874
Cray Inc. (c)	115	3,448
CSG Systems International Inc. (e)	94	3,798
CTS Corp.	91	1,631
Daktronics Inc.	113	708
DHI Group Inc. (c)	115	717
Digi International Inc. (c)	78	835
Diodes Inc. (c)	110	2,063
DSP Group Inc. (c)	59	623
DTS Inc. (c)	49	1,291
Ebix Inc. (e)	73	3,506
Electro Scientific Industries Inc. (c)	73	424
Electronics for Imaging Inc. (c)	136	5,864
EPIQ Systems Inc.	92	1,348
ePlus Inc. (c)	16	1,323
Exar Corp. (c)	143	1,154
ExlService Holdings Inc. (c)	96	5,024
Fabrinet (c)	87	3,234
FARO Technologies Inc. (c)	46	1,569
Forrester Research Inc.	29	1,086
Harmonic Inc. (c) (e)	218	620
II-VI Inc. (c)	153	2,877
Insight Enterprises Inc. (c)	105	2,718
Interactive Intelligence Group (c) (e)	52	2,114
Itron Inc. (c)	108	4,640
Ixia (c)	175	1,718
Kopin Corp. (c)	166	369
Kulicke & Soffa Industries Inc. (c)	206	2,504
Liquidity Services Inc. (c)	64	500
Littelfuse Inc.	65	7,652
LivePerson Inc. (c)	140	886
LogMeIn Inc. (c)	72	4,596
Lumentum Holdings Inc. (c)	137	3,324
Mantech International Corp. - Class A	70	2,644
Methode Electronics Inc.	104	3,576
MicroStrategy Inc. - Class A (c)	27	4,761
MKS Instruments Inc.	154	6,642
Monolithic Power Systems Inc.	106	7,238
Monotype Imaging Holdings Inc.	119	2,920
Monster Worldwide Inc. (c)	242	578
MTS Systems Corp.	47	2,068
Nanometrics Inc. (c)	68	1,424
NetGear Inc. (c)	94	4,489
NIC Inc.	178	3,906
OSI Systems Inc. (c)	50	2,930
Park Electrochemical Corp.	61	887
Perficient Inc. (c)	104	2,114
Plexus Corp. (c)	97	4,180
Power Integrations Inc.	83	4,139
Progress Software Corp. (c)	146	4,014
QLogic Corp. (c)	242	3,564
Qualys Inc. (c)	71	2,105
QuinStreet Inc. (c)	94	335
Rambus Inc. (c) (e)	318	3,838
Rofin-Sinar Technologies Inc. (c)	82	2,607
Rogers Corp. (c)	52	3,202
Rovi Corp. (c)	234	3,667
Rudolph Technologies Inc. (c)	89	1,385
Sanmina Corp. (c)	211	5,668
ScanSource Inc. (c)	75	2,779
Semtech Corp. (c)	189	4,516
Shutterstock Inc. (c)	54	2,461
Stamps.com Inc. (c) (e)	45	3,919
Super Micro Computer Inc. (c)	107	2,664
Sykes Enterprises Inc. (c)	113	3,269
Synchronoss Technologies Inc. (c)	117	3,725
Take-Two Interactive Software Inc. (c)	243	9,196
Tangoe Inc. (c) (e)	110	850
TeleTech Holdings Inc.	47	1,273
Tessera Technologies Inc.	132	4,044
TTM Technologies Inc. (c)	184	1,384
Ultratech Inc. (c)	75	1,726
VASCO Data Security International Inc. (c) (e)	85	1,388
Veeco Instruments Inc. (c)	116	1,914
Viavi Solutions Inc. (c)	674	4,469
Virtusa Corp. (c)	77	2,238

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
XO Group Inc. (c)	67	1,166
		278,600
MATERIALS - 5.3%
A. Schulman Inc.	83	2,021
AK Steel Holding Corp. (c) (e)	680	3,167
American Vanguard Corp.	75	1,133
Balchem Corp.	90	5,386
Boise Cascade Co. (c)	112	2,565
Calgon Carbon Corp.	142	1,865
Century Aluminum Co. (c) (e)	145	918
Chemours Co. (e)	516	4,251
Clearwater Paper Corp. (c)	49	3,207
Deltic Timber Corp. (e)	31	2,065
Flotek Industries Inc. (c) (e)	157	2,075
FutureFuel Corp.	60	656
Hawkins Inc.	27	1,181
Haynes International Inc.	35	1,127
HB Fuller Co.	144	6,352
Headwaters Inc. (c)	210	3,773
Ingevity Corp. (c)	120	4,073
Innophos Holdings Inc.	55	2,301
Innospec Inc.	69	3,185
Intrepid Potash Inc. (c)	149	215
Kaiser Aluminum Corp.	51	4,644
KapStone Paper and Packaging Corp. (e)	245	3,184
Koppers Holdings Inc. (c)	58	1,791
Kraton Performance Polymers Inc. (c)	87	2,429
LSB Industries Inc. (c) (e)	61	737
Materion Corp.	56	1,383
Myers Industries Inc.	61	876
Neenah Paper Inc.	49	3,522
Olympic Steel Inc.	24	661
P.H. Glatfelter Co.	126	2,461
Quaker Chemical Corp.	37	3,339
Rayonier Advanced Materials Inc.	121	1,649
Schweitzer-Mauduit International Inc.	88	3,111
Stepan Co.	52	3,105
Stillwater Mining Co. (c) (e)	352	4,169
SunCoke Energy Inc.	192	1,115
TimkenSteel Corp. (e)	111	1,072
Tredegar Corp.	71	1,137
US Concrete Inc. (c) (e)	40	2,440
		94,341
TELECOMMUNICATION SERVICES - 1.4%
8x8 Inc. (c)	260	3,793
ATN International Inc.	30	2,361
Cincinnati Bell Inc. (c)	602	2,752
Cogent Communications Holdings Inc.	118	4,735
Consolidated Communications Holdings Inc. (e)	147	4,006
General Communication Inc. - Class A (c)	83	1,317
Inteliquent Inc.	97	1,928
Iridium Communications Inc. (c) (e)	237	2,108
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp. (c)	68	818
Spok Holdings Inc.	61	1,170
		25,142
UTILITIES - 4.2%
Allete Inc.	132	8,541
American States Water Co.	106	4,643
Avista Corp.	181	8,095
California Water Service Group	138	4,811
El Paso Electric Co.	117	5,538
Northwest Natural Gas Co.	80	5,161
NorthWestern Corp.	139	8,770
Piedmont Natural Gas Co. Inc.	233	14,036
South Jersey Industries Inc.	227	7,173
Spire Inc.	131	9,258
		76,026
Total Common Stocks (cost $1,610,222)		1,781,815

RIGHTS - 0.0%
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.8%
Investment Company - 0.5%
JNL Money Market Fund, 0.26% (a) (h)	8,251	8,251

Securities Lending Collateral - 7.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	129,507	129,507

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.22%, 09/15/16 (o)	$780	780
Total Short Term Investments (cost $138,537)		138,538

Total Investments - 107.2% (cost $1,748,759)		1,920,353
Other Assets and Liabilities, Net - (7.2%)		(128,379)
Total Net Assets - 100.0%		$1,791,974

Portfolio Composition:	Percentage of Total Investments
Financials	21.6%
Industrials	16.4
Information Technology	14.5
Consumer Discretionary	12.8
Health Care	11.9
Materials	4.9
Utilities	4.0
Energy	2.7
Consumer Staples	2.7
Telecommunication Services	1.3
Short Term Investments	7.2
Total Investments	100.0%

JNL/Mellon Capital International Index Fund

	Shares/Par †	Value
COMMON STOCKS - 96.9%
AUSTRALIA - 7.1%
AGL Energy Ltd.	117	$1,698
Alumina Ltd. (e)	442	434
Amcor Ltd.	202	2,276
AMP Ltd.	537	2,093
APA Group	199	1,384
Aristocrat Leisure Ltd.	95	991
Asciano Group	97	646
ASX Ltd.	33	1,137
Aurizon Holdings Ltd.	374	1,357
AusNet Services (e)	350	431
Australia & New Zealand Banking Group Ltd. (e)	515	9,375
Bank of Queensland Ltd.	68	540
Bendigo and Adelaide Bank Ltd.	74	537
BHP Billiton Ltd.	566	7,889
Boral Ltd. (e)	122	574

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Brambles Ltd.	276	2,577
Caltex Australia Ltd.	48	1,161
Challenger Financial Services Group Ltd.	94	615
CIMIC Group Ltd.	18	491
Coca-Cola Amatil Ltd.	100	617
Cochlear Ltd.	10	913
Commonwealth Bank of Australia	302	16,924
Computershare Ltd. (e)	84	581
Crown Resorts Ltd.	67	640
CSL Ltd.	82	6,883
Dexus Property Group	176	1,195
Domino’s Pizza Enterprises Ltd.	11	552
DUET Group	386	724
Flight Centre Travel Group Ltd. (e)	10	248
Fortescue Metals Group Ltd. (e)	269	719
Goodman Group	308	1,653
GPT Group	310	1,262
Harvey Norman Holdings Ltd.	85	296
Healthscope Ltd.	309	664
Incitec Pivot Ltd. (e)	310	696
Insurance Australia Group Ltd.	449	1,848
James Hardie Industries SE - CDI (e)	83	1,283
Lend Lease Corp. Ltd.	100	952
Macquarie Group Ltd. (e)	54	2,799
Medibank Private Ltd.	490	1,087
Mirvac Group	627	954
National Australia Bank Ltd.	465	8,931
Newcrest Mining Ltd. (c)	138	2,392
Oil Search Ltd.	236	1,193
Orica Ltd. (e)	61	571
Origin Energy Ltd.	320	1,398
Platinum Asset Management Ltd. (e)	39	171
Qantas Airways Ltd.	113	240
QBE Insurance Group Ltd.	239	1,892
Ramsay Health Care Ltd. (e)	25	1,359
REA Group Ltd.	9	385
Rio Tinto Ltd.	77	2,672
Santos Ltd. (e)	297	1,050
Scentre Group	937	3,469
Seek Ltd.	58	666
Sonic Health Care Ltd. (e)	71	1,149
South32 Ltd. (c)	862	1,010
Stockland	431	1,528
Suncorp Group Ltd.	233	2,139
Sydney Airport	194	1,011
Tabcorp Holdings Ltd.	142	488
Tatts Group Ltd.	275	791
Telstra Corp. Ltd.	750	3,136
TPG Telecom Ltd.	48	428
Transurban Group	358	3,220
Treasury Wine Estates Ltd. (e)	138	961
Vicinity Centres	581	1,450
Vocus Communications Ltd. (f)	85	537
Wesfarmers Ltd.	199	5,986
Westfield Corp.	359	2,885
Westpac Banking Corp.	589	13,056
Woodside Petroleum Ltd.	130	2,637
Woolworths Ltd. (e)	224	3,518
		152,015
AUSTRIA - 0.2%
Andritz AG	14	652
Erste Group Bank AG	48	1,101
OMV AG	27	768
Raiffeisen International Bank Holding AG (c)	20	256
Voestalpine AG (e)	21	695
		3,472
BELGIUM - 1.5%
Ageas SA/NV	37	1,283
Anheuser-Busch InBev NV	142	18,779
Colruyt SA (e)	11	627
Delhaize Group	18	1,921
Groupe Bruxelles Lambert SA	15	1,202
KBC Groep NV	44	2,166
Proximus SA	27	863
Solvay SA	13	1,241
Telenet Group Holding NV (c)	11	481
UCB SA	22	1,648
Umicore	18	928
		31,139
CHINA - 0.2%
Cheung Kong Property Holdings Ltd.	493	3,106

DENMARK - 1.9%
A P Moller - Maersk A/S - Class A	1	850
A P Moller - Maersk A/S - Class B	1	1,541
Carlsberg A/S - Class B	19	1,843
Chr. Hansen Holding A/S	17	1,149
Coloplast A/S - Class B	22	1,660
Danske Bank A/S	124	3,269
DSV A/S	34	1,445
Genmab A/S (c)	10	1,893
ISS A/S	31	1,147
Novo Nordisk A/S - Class B	328	17,654
Novozymes A/S - Class B	41	1,954
Pandora A/S	20	2,778
TDC A/S	147	722
Tryg A/S	18	326
Vestas Wind Systems A/S	41	2,767
William Demant Holding A/S (c)	23	438
		41,436
FINLAND - 0.9%
Elisa Oyj	24	925
Fortum Oyj	77	1,232
Kone Oyj - Class B	59	2,732
Metso Oyj	19	447
Neste Oil Oyj	25	886
Nokia Oyj (e)	1,017	5,791
Nokian Renkaat Oyj	20	723
Orion Oyj - Class B	17	658
Sampo Oyj - Class A	79	3,216
Stora Enso Oyj - Class R	93	744
UPM-Kymmene Oyj	93	1,701
Wartsila Oyj Abp	26	1,071
		20,126
FRANCE - 8.9%
Accor SA	33	1,259
Aeroports de Paris	5	602
Air Liquide	61	6,323
Alstom SA (c)	28	650
Arkema SA	11	867
Atos SE	16	1,346
AXA SA	342	6,765
BNP Paribas SA	187	8,194
Bollore SA (e)	155	520
Bouygues SA	39	1,114
Bureau Veritas SA	45	950
Cap Gemini SA (e)	30	2,564
Carrefour SA	101	2,484
Casino Guichard Perrachon SA (e)	10	548
Christian Dior SE	10	1,627
Cie de Saint-Gobain	84	3,181

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cie Generale d’Optique Essilor International SA (e)	36	4,761
CNP Assurances SA	35	520
Compagnie Generale des Etablissements Michelin	32	3,011
Credit Agricole SA	196	1,647
Danone SA	104	7,269
Dassault Systemes SA	23	1,753
Edenred	36	740
Eiffage SA	10	711
Electricite de France SA (e)	44	538
Engie SA	257	4,130
Eurazeo	8	477
Eutelsat Communications Group SA	30	564
Fonciere Des Regions	6	502
Gecina SA	7	1,014
Groupe Eurotunnel SE	80	848
Hermes International SCA	5	1,720
Icade SA	7	488
Iliad SA	5	1,008
Imerys SA	7	425
Ingenico (e)	9	1,094
JC Decaux SA	15	507
Kering SA	14	2,219
Klepierre	38	1,687
L’Oreal SA	45	8,551
Lagardere SCA	24	516
Legrand SA	48	2,482
LVMH Moet Hennessy Louis Vuitton SE	49	7,409
Natixis	159	599
Numericable SFR	22	540
Orange SA	350	5,688
Pernod-Ricard SA	37	4,139
Peugeot SA (c)	83	1,000
Publicis Groupe SA	34	2,295
Remy Cointreau SA	4	345
Renault SA	34	2,551
Rexel SA	52	659
Safran SA	55	3,707
Sanofi SA	208	17,240
Schneider Electric SE	98	5,741
SCOR SE	30	885
Societe BIC SA	6	777
Societe Generale SA	135	4,222
Sodexo SA	16	1,764
Suez Environment Co.	55	858
Technip SA	19	1,010
Thales SA	18	1,527
Total SA	390	18,706
Unibail-Rodamco SE	17	4,496
Valeo SA (e)	42	1,849
Veolia Environnement	79	1,696
Vinci SA	88	6,233
Vivendi SA	205	3,830
Wendel SA	5	488
Zodiac Aerospace	36	830
		189,260
GERMANY - 7.9%
Adidas AG	33	4,762
Allianz SE	81	11,506
Axel Springer SE	8	413
BASF SE	162	12,430
Bayer AG	146	14,663
Bayerische Motoren Werke AG	58	4,238
Beiersdorf AG	19	1,783
Brenntag AG	27	1,294
Commerzbank AG	184	1,196
Continental AG	19	3,664
Covestro AG	12	551
Daimler AG	170	10,166
Deutsche Bank AG (c)	243	3,356
Deutsche Boerse AG	34	2,783
Deutsche Lufthansa AG	40	470
Deutsche Post AG	171	4,815
Deutsche Telekom AG	569	9,698
Deutsche Wohnen AG	59	2,005
E.ON SE	352	3,554
Evonik Industries AG	25	737
Fraport AG Frankfurt Airport Services Worldwide	7	369
Fresenius Medical Care AG & Co. KGaA	39	3,355
Fresenius SE	72	5,299
GEA Group AG	32	1,492
Hannover Rueck SE	11	1,199
HeidelbergCement AG	26	1,930
Henkel AG & Co. KGaA	18	1,969
Hochtief AG	4	469
Hugo Boss AG	12	687
Infineon Technologies AG	199	2,874
K+S AG (e)	36	740
Lanxess AG	17	745
Linde AG	33	4,560
Man SE	7	679
Merck KGaA	23	2,377
Metro AG	32	999
Muenchener Rueckversicherungs AG	29	4,931
OSRAM Licht AG	15	777
ProSiebenSat.1 Media SE	38	1,669
RTL Group SA	7	532
RWE AG (c)	87	1,385
SAP SE	173	13,030
Siemens AG	135	13,859
Symrise AG	23	1,547
Telefonica Deutschland Holding AG	138	568
ThyssenKrupp AG	66	1,331
United Internet AG	21	871
Volkswagen AG	6	798
Vonovia SE	85	3,094
Zalando SE (c)	14	381
		168,600
HONG KONG - 3.0%
AIA Group Ltd.	2,126	12,788
ASM Pacific Technology Ltd. (e)	44	313
Bank of East Asia Ltd. (e)	217	837
BOC Hong Kong Holdings Ltd. (e)	648	1,952
Cathay Pacific Airways Ltd.	229	336
Cheung Kong Infrastructure Holdings Ltd.	123	1,060
CK Hutchison Holdings Ltd.	475	5,230
CLP Holdings Ltd.	288	2,946
First Pacific Co. Ltd.	410	297
Galaxy Entertainment Group Ltd.	421	1,260
Hang Lung Properties Ltd.	437	883
Hang Seng Bank Ltd. (e)	134	2,300
Henderson Land Development Co. Ltd.	203	1,149
HK Electric Investments Ltd. (e)	443	413
HKT Trust	504	726
Hong Kong & China Gas Co. Ltd. (e)	1,339	2,447
Hong Kong Exchanges & Clearing Ltd.	202	4,929
Hongkong Electric Holdings Ltd. (e)	244	2,239
Hongkong Land Holdings Ltd.	211	1,294
Hysan Development Co. Ltd.	110	491
Jardine Matheson Holdings Ltd.	43	2,524
Kerry Properties Ltd.	109	269
Li & Fung Ltd.	1,012	491

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Link REIT	409	2,793
Melco Crown Entertainment Ltd. - ADR (e)	34	428
MGM China Holdings Ltd. (e)	175	229
MTR Corp. (e)	269	1,365
New World Development Ltd.	1,015	1,033
NWS Holdings Ltd. (e)	299	473
PCCW Ltd.	772	519
Shangri-La Asia Ltd.	194	195
Sino Land Co.	583	960
SJM Holdings Ltd.	328	201
Sun Hung Kai Properties Ltd. (e)	254	3,065
Swire Pacific Ltd. - Class A	93	1,051
Swire Properties Ltd.	199	531
Techtronic Industries Co.	236	986
WH Group Ltd. (e)	1,028	814
Wharf Holdings Ltd. (e)	237	1,449
Wheelock & Co. Ltd.	151	709
Yue Yuen Industrial Holdings Ltd.	124	491
		64,466
IRELAND - 0.4%
Anglo Irish Bank Corp. Plc (c) (f)	34	—
CRH Plc	145	4,224
Kerry Group Plc - Class A	28	2,451
Paddy Power Betfair Plc	14	1,456
Ryanair Holdings Plc (c)	2	23
The Governor & Co. of the Bank of Ireland (c)	5,007	1,032
		9,186
ISRAEL - 0.7%
Azrieli Group	6	273
Bank Hapoalim BM	182	919
Bank Leumi Le-Israel BM (c)	247	866
Bezeq Israeli Telecommunication Corp. Ltd.	343	680
Check Point Software Technologies Ltd. (c) (e)	24	1,879
Israel Chemicals Ltd. (e)	100	390
Mizrahi Tefahot Bank Ltd.	21	240
Mobileye NV (c) (e)	31	1,451
NICE Ltd.	12	736
Teva Pharmaceutical Industries Ltd.	162	8,204
		15,638
ITALY - 1.8%
Assicurazioni Generali SpA	213	2,512
Atlantia SpA	72	1,807
CNH Industrial NV	173	1,253
Enel SpA	1,343	5,962
ENI SpA	448	7,220
Exor SpA (e)	19	707
Ferrari NV	22	912
Intesa Sanpaolo SpA	2,235	4,258
Leonardo-Finmeccanica SpA (c)	76	766
Luxottica Group SpA	31	1,528
Mediobanca SpA	100	574
Poste Italiane SpA	91	606
Prysmian SpA	35	759
Saipem SpA (c)	1,085	434
Snam Rete Gas SpA	448	2,676
Telecom Italia SpA (c)	1,761	1,446
Tenaris SA	82	1,185
Terna Rete Elettrica Nazionale SpA	262	1,458
UniCredit SpA	911	2,004
Unione di Banche Italiane SCPA (e)	170	470
UnipolSai SpA (e)	202	304
		38,841
JAPAN - 22.8%
ABC-Mart Inc.	6	409
Acom Co. Ltd. (c)	83	402
AEON Co. Ltd.	114	1,764
AEON Credit Service Co. Ltd.	19	416
AEON Mall Co. Ltd.	20	264
Air Water Inc.	30	441
Aisin Seiki Co. Ltd.	35	1,418
Ajinomoto Co. Inc.	97	2,281
Alfresa Holdings Corp.	33	694
Alps Electric Co. Ltd.	35	671
Amada Holdings Co. NPV	65	660
ANA Holdings Inc. (e)	214	610
Aozora Bank Ltd.	212	734
Asahi Breweries Ltd.	70	2,263
Asahi Glass Co. Ltd. (e)	184	999
Asahi Kasei Corp.	218	1,517
Asics Corp.	29	493
Astellas Pharma Inc.	372	5,834
Bandai Namco Holdings Inc.	33	852
Bank of Kyoto Ltd.	61	374
Benesse Corp. (e)	13	305
Bridgestone Corp. (e)	115	3,680
Brother Industries Ltd.	43	456
Calbee Inc. (e)	14	569
Canon Inc. (e)	188	5,368
Casio Computer Co. Ltd. (e)	35	503
Central Japan Railway Co.	25	4,518
China Bank Ltd.	127	600
Chubu Electric Power Co. Inc.	115	1,637
Chugai Pharmaceutical Co. Ltd.	41	1,464
Chugoku Bank Ltd.	26	265
Chugoku Electric Power Co. Inc.	51	650
Concordia Financial Group Ltd.	224	865
Credit Saison Co. Ltd.	28	470
CYBERDYNE Inc. (c) (e)	18	401
Dai Nippon Printing Co. Ltd.	93	1,036
Dai-Ichi Life Insurance Co. Ltd.	188	2,106
Daicel Chemical Industries Ltd.	52	535
Daihatsu Motor Co. Ltd.	34	443
Daiichi Sankyo Co. Ltd.	106	2,567
Daikin Industries Ltd.	41	3,471
Dainippon Sumitomo Pharma Co. Ltd.	28	480
Daito Trust Construction Co. Ltd.	13	2,030
Daiwa House Industry Co. Ltd.	100	2,922
Daiwa Securities Group Inc.	288	1,517
Denso Corp.	85	3,005
Dentsu Inc.	38	1,763
Don Quijote Holdings Co. Ltd.	20	736
East Japan Railway Co.	59	5,448
Eisai Co. Ltd. (e)	44	2,468
Electric Power Development Co. Ltd.	28	653
FamilyMart Co. Ltd. (e)	10	616
Fanuc Ltd.	35	5,612
Fast Retailing Co. Ltd.	9	2,497
Fuji Electric Holdings Co. Ltd.	88	366
Fuji Heavy Industries Ltd.	103	3,554
FUJIFILM Holdings Corp.	77	2,984
Fujitsu Ltd.	322	1,184
Fukuoka Financial Group Inc.	154	508
GungHo Online Entertainment Inc. (e)	60	164
Hachijuni Bank Ltd.	71	311
Hakuhodo DY Holdings Inc.	39	465
Hamamatsu Photonics KK	25	707
Hankyu Hanshin Holdings Inc.	216	1,611
Hikari Tsushin Inc.	3	243
Hino Motors Ltd.	44	438
Hirose Electric Co. Ltd.	5	658
Hiroshima Bank Ltd.	97	324
Hisamitsu Pharmaceutical Co. Inc.	10	588
Hitachi Chemical Co. Ltd.	16	300

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Hitachi Construction Machinery Co. Ltd. (e)	23	342
Hitachi High-Technologies Corp.	13	359
Hitachi Ltd.	851	3,566
Hitachi Metals Ltd.	41	417
Hokuriku Electric Power Co.	35	431
Honda Motor Co. Ltd.	287	7,210
Hoshizaki Electric Co. Ltd.	9	910
Hoya Corp.	71	2,525
Hulic Co. Ltd.	56	587
Idemitsu Kosan Co. Ltd. (e)	16	357
IHI Corp. (e)	247	666
Iida Group Holdings Co. Ltd.	28	567
INPEX Corp.	165	1,289
Isetan Mitsukoshi Holdings Ltd.	55	486
Isuzu Motors Ltd.	108	1,330
ITOCHU Corp.	263	3,220
Iyo Bank Ltd.	40	244
J. Front Retailing Co. Ltd.	43	442
Japan Airlines Co. Ltd.	21	688
Japan Airport Terminal Co. Ltd. (e)	7	268
Japan Exchange Group Inc.	98	1,131
Japan Post Bank Co. Ltd. (e)	75	887
Japan Post Holdings Co. Ltd.	84	1,019
Japan Prime Realty Investment Corp. (e)	—	639
Japan Real Estate Investment Corp.	—	1,507
Japan Retail Fund Investment Corp.	—	1,215
Japan Tobacco Inc. (e)	194	7,815
JFE Holdings Inc.	87	1,141
JGC Corp.	36	515
Joyo Bank Ltd.	108	404
JSR Corp.	34	450
JTEKT Corp.	42	474
JX Holdings Inc. (e)	366	1,430
Kajima Corp.	156	1,084
Kakaku.com Inc. (e)	23	453
Kamigumi Co. Ltd.	38	351
Kaneka Corp.	58	387
Kansai Electric Power Co. Inc. (c) (e)	128	1,247
Kansai Paint Co. Ltd. (e)	42	848
Kao Corp.	89	5,172
Kawasaki Heavy Industries Ltd.	262	739
KDDI Corp.	332	10,105
Keihan Holdings Co. Ltd.	88	610
Keihin Electric Express Railway Co. Ltd. (e)	79	795
Keio Corp.	102	962
Keisei Electric Railway Co. Ltd.	50	644
Keyence Corp.	8	5,495
Kikkoman Corp. (e)	26	959
Kintetsu Group Holdings Co. Ltd.	313	1,339
Kirin Holdings Co. Ltd. (e)	149	2,510
Kobe Steel Ltd. (e)	621	510
Koito Manufacturing Co. Ltd.	19	856
Komatsu Ltd.	162	2,816
Konami Holdings Corp. (e)	18	668
Konica Minolta Holdings Inc.	83	604
Kose Corp. (e)	5	449
Kubota Corp.	186	2,509
Kuraray Co. Ltd.	59	708
Kurita Water Industries Ltd.	16	354
Kyocera Corp.	56	2,679
Kyowa Hakko Kirin Co. Ltd.	48	812
Kyushu Electric Power Co. Inc.	80	802
Kyushu Financial Group Inc. (e)	64	317
Lawson Inc.	11	894
LIXIL Group Corp.	49	810
M3 Inc. (e)	33	1,162
Mabuchi Motor Co. Ltd.	8	330
Makita Corp.	21	1,381
Marubeni Corp.	295	1,332
Marui Group Co. Ltd.	38	510
Maruichi Steel Tube Ltd.	7	255
Mazda Motor Corp.	103	1,364
McDonald’s Holdings Co. Japan Ltd.	14	372
Medipal Holdings Corp.	28	460
MEIJI Holdings Co. Ltd.	20	2,046
Minebea Co. Ltd.	65	442
Miraca Holdings Inc.	11	481
Mitsubishi Chemical Holdings Corp.	256	1,172
Mitsubishi Corp.	266	4,686
Mitsubishi Electric Corp.	340	4,059
Mitsubishi Estate Co. Ltd.	220	4,034
Mitsubishi Gas Chemical Co. Inc.	72	376
Mitsubishi Heavy Industries Ltd.	565	2,272
Mitsubishi Logistics Corp. (e)	20	280
Mitsubishi Materials Corp.	198	474
Mitsubishi Motors Corp.	125	577
Mitsubishi Tanabe Pharma Corp.	42	752
Mitsubishi UFJ Financial Group Inc.	2,250	10,086
Mitsubishi UFJ Lease & Finance Co. Ltd.	68	261
Mitsui & Co. Ltd.	300	3,585
Mitsui Chemicals Inc.	167	614
Mitsui Fudosan Co. Ltd.	157	3,603
Mitsui OSK Lines Ltd. (e)	230	489
Mixi Inc.	9	380
Mizuho Financial Group Inc.	4,169	6,000
MS&AD Insurance Group Holdings	89	2,301
Murata Manufacturing Co. Ltd.	34	3,778
Nabtesco Corp.	20	487
Nagoya Railroad Co. Ltd.	152	856
NEC Corp.	472	1,100
Nexon Co. Ltd.	28	408
NGK Insulators Ltd.	45	910
NGK Spark Plug Co. Ltd.	32	483
NH Foods Ltd.	29	710
NHK Spring Co. Ltd.	31	252
Nidec Corp.	42	3,190
Nikon Corp. (e)	61	825
Nintendo Co. Ltd.	20	2,860
Nippon Building Fund Inc.	—	1,552
Nippon Electric Glass Co. Ltd.	65	271
Nippon Express Co. Ltd.	136	621
Nippon Paint Holdings Co. Ltd.	25	618
Nippon Prologis REIT Inc.	—	655
Nippon Steel Corp.	142	2,744
Nippon Telegraph & Telephone Corp.	122	5,711
Nippon Yusen KK	317	558
Nissan Motor Co. Ltd.	437	3,900
Nisshin Seifun Group Inc.	32	516
Nissin Foods Holdings Co. Ltd.	11	612
Nitori Co. Ltd.	14	1,710
Nitto Denko Corp.	29	1,827
NOK Corp.	16	265
Nomura Holdings Inc.	662	2,354
Nomura Real Estate Holdings Inc.	21	374
Nomura Real Estate Master Fund Inc.	1	1,026
Nomura Research Institute Ltd.	24	871
NSK Ltd.	85	624
NTT Data Corp.	22	1,025
NTT DoCoMo Inc.	252	6,793
NTT Urban Development Corp.	19	204
Obayashi Corp.	112	1,190
Obic Co. Ltd.	11	589
Odakyu Electric Railway Co. Ltd.	111	1,302
Oji Holdings Corp.	136	522
Olympus Corp.	54	1,998
Omron Corp. (e)	35	1,155

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ono Pharmaceutical Co. Ltd.	73	3,158
Oracle Corp. Japan	6	331
Oriental Land Co. Ltd. (e)	40	2,590
ORIX Corp.	233	3,009
Osaka Gas Co. Ltd.	324	1,246
Otsuka Corp.	9	435
Otsuka Holdings Co. Ltd. (e)	71	3,276
Panasonic Corp.	388	3,342
Park24 Co. Ltd.	18	612
Pola Orbis Holdings Inc.	4	386
Rakuten Inc.	162	1,753
Recruit Holdings Co. Ltd. (e)	51	1,856
Resona Holdings Inc.	381	1,394
Ricoh Co. Ltd. (e)	125	1,081
Rinnai Corp.	6	566
Rohm Co. Ltd.	17	679
Ryohin Keikaku Co. Ltd.	4	1,024
Sankyo Co. Ltd.	9	337
Santen Pharmaceutical Co. Ltd.	67	1,045
SBI Holdings Inc.	44	436
Secom Co. Ltd.	38	2,824
Sega Sammy Holdings Inc.	33	351
Seibu Holdings Inc.	31	532
Seiko Epson Corp.	48	765
Sekisui Chemical Co. Ltd.	69	850
Sekisui House Ltd.	105	1,842
Seven & I Holdings Co. Ltd.	133	5,566
Seven Bank Ltd.	124	385
Shikoku Electric Power Co. Inc.	32	378
Shimadzu Corp.	44	661
Shimamura Co. Ltd.	4	595
Shimano Inc.	13	1,972
Shimizu Corp.	94	881
Shin-Etsu Chemical Co. Ltd.	69	4,013
Shinsei Bank Ltd. (e)	352	513
Shionogi & Co. Ltd.	54	2,968
Shiseido Co. Ltd.	66	1,730
Shizuoka Bank Ltd. (e)	99	697
Showa Shell Sekiyu KK (e)	29	273
SMC Corp.	10	2,485
SoftBank Group Corp.	169	9,580
Sohgo Security Services Co. Ltd.	11	519
Sompo Japan Nipponkoa Holdings	62	1,656
Sony Corp.	223	6,558
Sony Financial Holdings Inc.	32	364
Stanley Electric Co. Ltd.	26	551
Start Today Co. Ltd.	11	555
Sumitomo Chemical Co. Ltd.	282	1,164
Sumitomo Corp.	210	2,120
Sumitomo Electric Industries Ltd.	132	1,740
Sumitomo Heavy Industries Ltd.	92	404
Sumitomo Metal Mining Co. Ltd.	87	885
Sumitomo Mitsui Financial Group Inc. (e)	237	6,835
Sumitomo Mitsui Trust Holdings Inc.	578	1,881
Sumitomo Realty & Development Co. Ltd.	63	1,695
Sumitomo Rubber Industries Inc. (e)	31	410
Sundrug Co. Ltd.	7	610
Suntory Beverage & Food Ltd.	25	1,118
Suruga Bank Ltd.	34	768
Suzuken Co. Ltd.	14	442
Suzuki Motor Corp.	66	1,779
Sysmex Corp.	29	1,978
T&D Holdings Inc.	105	891
Taiheiyo Cement Corp.	233	552
Taisei Corp.	191	1,569
Taisho Pharmaceutical Holdings Co. Ltd.	6	621
Taiyo Nippon Sanso Corp.	24	221
Takashimaya Co. Ltd.	53	380
Takeda Pharmaceutical Co. Ltd.	125	5,404
TDK Corp.	21	1,192
Teijin Ltd.	160	530
Terumo Corp.	60	2,556
THK Co. Ltd.	20	339
Tobu Railway Co. Ltd. (e)	180	988
Toho Co. Ltd.	22	606
Toho Gas Co. Ltd.	61	499
Tohoku Electric Power Co. Inc.	85	1,066
Tokio Marine Holdings Inc.	120	3,996
Tokyo Electric Power Co. Holdings Inc. (c)	268	1,133
Tokyo Electron Ltd.	27	2,316
Tokyo Gas Co. Ltd.	352	1,453
Tokyo Tatemono Co. Ltd.	37	438
Tokyu Corp.	185	1,624
Tokyu Fudosan Holdings Corp.	92	576
TonenGeneral Sekiyu KK (e)	57	519
Toppan Printing Co. Ltd.	97	834
Toray Industries Inc.	266	2,270
Toshiba Corp. (c) (e)	702	1,912
TOTO Ltd. (e)	27	1,059
Toyo Seikan Group Holdings Ltd.	30	571
Toyo Suisan Kaisha Ltd.	16	649
Toyoda Gosei Co. Ltd.	15	264
Toyota Industries Corp.	28	1,117
Toyota Motor Corp.	472	23,258
Toyota Tsusho Corp.	36	779
Trend Micro Inc.	19	672
Tsuruha Holdings Inc.	6	775
Unicharm Corp. (e)	70	1,579
United Urban Investment Corp.	—	861
USS Co. Ltd.	40	656
West Japan Railway Co.	30	1,882
Yahoo! Japan Corp.	265	1,175
Yakult Honsha Co. Ltd. (e)	15	774
Yamada Denki Co. Ltd. (e)	102	538
Yamaguchi Financial Group Inc. (e)	41	388
Yamaha Corp.	28	763
Yamaha Motor Co. Ltd.	51	775
Yamato Holdings Co. Ltd. (e)	62	1,420
Yamazaki Baking Co. Ltd. (e)	24	670
Yaskawa Electric Corp.	41	535
Yokogawa Electric Corp.	39	442
Yokohama Rubber Co. Ltd. (e)	22	273
		485,567
JERSEY - 0.1%
Randgold Resources Ltd.	17	1,872

LUXEMBOURG - 0.2%
ArcelorMittal	320	1,460
Millicom International Cellular SA - SDR	12	724
SES SA - FDR	61	1,313
		3,497
MACAU - 0.1%
Sands China Ltd. (e)	438	1,481
Wynn Macau Ltd. (e)	269	390
		1,871
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 5.2%
ABN AMRO Group NV - CVA	41	675
Aegon NV (e)	316	1,254
AerCap Holdings NV (c)	31	1,029
Airbus Group NV	104	5,946
Akzo Nobel NV	43	2,700

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Altice NV (c)	23	342
Altice NV (c)	68	1,011
ASML Holding NV	65	6,392
Gemalto NV (e)	14	854
Heineken Holding NV	18	1,426
Heineken NV	40	3,711
ING Groep NV - CVA	682	7,057
Koninklijke Ahold NV	147	3,236
Koninklijke Boskalis Westminster NV	14	488
Koninklijke DSM NV	33	1,920
Koninklijke KPN NV	596	2,125
Koninklijke Philips Electronics NV (e)	164	4,073
Koninklijke Vopak NV	12	606
NN Group NV (e)	55	1,519
NXP Semiconductors NV (c)	53	4,124
OCI (c)	14	183
Qiagen NV (c)	40	869
Randstad Holding NV	22	881
Relx NV	175	3,021
Royal Dutch Shell Plc - Class A	744	20,421
Royal Dutch Shell Plc - Class B	661	18,275
Unilever NV - CVA	288	13,372
Wolters Kluwer NV	55	2,214
		109,724
NEW ZEALAND - 0.2%
Auckland International Airport Ltd.	174	810
Contact Energy Ltd. (e)	116	429
Fletcher Building Ltd.	128	790
Meridian Energy Ltd. (e)	213	401
Mighty River Power Ltd.	119	256
Ryman Healthcare Ltd. (e)	61	406
Spark New Zealand Ltd. (e)	306	776
		3,868
NORWAY - 0.6%
DNB ASA	171	2,052
Gjensidige Forsikring ASA	37	610
Marine Harvest ASA (c) (e)	67	1,127
Norsk Hydro ASA	247	905
Orkla ASA	140	1,246
Schibsted ASA	13	378
Schibsted ASA - Series B	14	405
StatoilHydro ASA	196	3,383
Telenor ASA	132	2,179
Yara International ASA	33	1,038
		13,323
PORTUGAL - 0.1%
Banco Espirito Santo SA (c) (f)	413	—
Energias de Portugal SA	399	1,222
Galp Energia SGPS SA	82	1,136
Jeronimo Martins SGPS SA	44	687
		3,045
SINGAPORE - 1.3%
Ascendas REIT (e)	380	703
CapitaLand Ltd.	452	1,038
CapitaMall Trust	451	717
Captialand Commerical Trust	383	421
City Developments Ltd.	69	419
ComfortDelGro Corp. Ltd.	375	771
DBS Group Holdings Ltd.	310	3,652
Genting International Plc	1,083	587
Global Logistic Properties Ltd. (e)	496	670
Golden Agri-Resources Ltd.	1,187	311
Hutchison Port Holdings Trust	827	379
Jardine Cycle & Carriage Ltd. (e)	18	505
Keppel Corp. Ltd. (e)	250	1,030
Noble Group Ltd. (c) (e)	737	112
Oversea-Chinese Banking Corp. Ltd.	544	3,536
SembCorp Industries Ltd.	204	431
SembCorp Marine Ltd.	152	177
Singapore Airlines Ltd.	100	792
Singapore Exchange Ltd.	135	768
Singapore Press Holdings Ltd.	267	787
Singapore Technologies Engineering Ltd.	279	657
Singapore Telecommunications Ltd.	1,401	4,326
StarHub Ltd.	90	255
Suntec REIT	405	535
United Overseas Bank Ltd.	236	3,249
UOL Group Ltd.	95	386
Wilmar International Ltd.	345	840
Yangzijiang Shipbuilding Holdings Ltd.	293	197
		28,251
SPAIN - 2.9%
Abertis Infraestructuras SA - Class A	98	1,446
ACS Actividades de Construccion y Servicios SA	33	901
Aena SA	12	1,565
Amadeus IT Holding SA	77	3,402
Banco Bilbao Vizcaya Argentaria SA (e)	1,147	6,573
Banco de Sabadell SA	982	1,300
Banco Popular Espanol SA (e)	612	795
Banco Santander SA	2,547	9,884
Bankia SA	894	651
Bankinter SA	113	732
CaixaBank SA	459	1,011
Distribuidora Internacional de Alimentacion SA	115	673
Enagas SA	42	1,272
Endesa SA	60	1,196
Ferrovial SA	87	1,710
Gas Natural SDG SA	61	1,213
Grifols SA - Class A	55	1,247
Iberdrola SA	958	6,534
Inditex SA (e)	192	6,455
Mapfre SA (e)	190	417
Red Electrica Corp. SA	20	1,743
Repsol SA	199	2,553
Telefonica SA	789	7,493
Zardoya Otis SA (e)	33	307
		61,073
SWEDEN - 2.7%
Alfa Laval AB	55	865
Assa Abloy AB - Class B	176	3,628
Atlas Copco AB - Class A	118	3,067
Atlas Copco AB - Class B	68	1,601
Boliden AB	46	903
Electrolux AB - Class B	44	1,209
Getinge AB - Class B	37	772
Hennes & Mauritz AB - Class B	167	4,915
Hexagon AB - Class B	47	1,707
Husqvarna AB - Class B	81	602
ICA Gruppen AB	13	435
Industrivarden AB - Class C	31	511
Investor AB - Class B	80	2,675
Kinnevik AB - Class B	43	1,031
Lundin Petroleum AB (c)	35	634
Nordea Bank AB	535	4,539
Sandvik AB	193	1,931
Securitas AB - Class B	55	851
Skandinaviska Enskilda Banken AB - Class A	267	2,330
Skanska AB - Class B	63	1,315
SKF AB - Class B	71	1,135
Svenska Cellulosa AB - Class B	107	3,424

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Svenska Handelsbanken AB - Class A	263	3,198
Swedbank AB - Class A	159	3,346
Swedish Match AB	36	1,256
Tele2 AB - Class B	52	453
Telefonaktiebolaget LM Ericsson - Class B	536	4,118
Telia Co. AB	455	2,157
Volvo AB - Class B	271	2,689
		57,297
SWITZERLAND - 9.2%
ABB Ltd.	347	6,863
Actelion Ltd.	18	3,036
Adecco Group AG	30	1,512
Aryzta AG	16	586
Baloise Holding AG	9	988
Barry Callebaut AG	—	491
Cie Financiere Richemont SA	92	5,385
Credit Suisse Group AG	327	3,488
Dufry AG (c)	8	1,000
EMS-Chemie Holding AG	2	785
Galenica AG	1	928
Geberit AG	7	2,598
Givaudan SA	2	3,266
Glencore Plc	2,155	4,442
Julius Baer Group Ltd.	39	1,561
Kuehne & Nagel International AG	10	1,374
LafargeHolcim Ltd.	80	3,351
Lindt & Spruengli AG	—	1,354
Lonza Group AG	9	1,520
Nestle SA	564	43,664
Novartis AG	402	33,190
Pargesa Holding SA	6	394
Partners Group Holding AG	3	1,265
Roche Holding AG	124	32,762
Schindler Holding AG	4	677
SGS SA	1	2,195
Sika AG	—	1,652
Sonova Holding AG	10	1,309
STMicroelectronics NV (e)	119	693
Swatch Group AG (e)	5	1,554
Swatch Group AG	9	530
Swiss Life Holding AG	6	1,327
Swiss Prime Site AG	12	1,059
Swiss Re AG	59	5,134
Swisscom AG	5	2,258
Syngenta AG	16	6,291
UBS Group AG	645	8,370
Zurich Insurance Group AG (c)	27	6,561
		195,413
UNITED KINGDOM - 17.0%
3i Group Plc	176	1,295
Aberdeen Asset Management Plc	164	615
Admiral Group Plc	36	985
Aggreko Plc	44	760
Anglo American Plc	245	2,398
Antofagasta Plc (e)	71	442
ARM Holdings Plc	248	3,765
Ashtead Group Plc	92	1,310
Associated British Foods Plc	65	2,368
AstraZeneca Plc	223	13,339
Auto Trader Group Plc	176	834
Aviva Plc	713	3,759
Babcock International Group Plc	44	529
BAE Systems Plc	558	3,903
Barclays Plc	2,964	5,513
Barratt Developments Plc	186	1,011
Berkeley Group Holdings Plc	23	786
BHP Billiton Plc	372	4,709
BP Plc	3,265	19,110
British American Tobacco Plc	329	21,347
British Land Co. Plc	170	1,383
BT Group Plc	1,493	8,208
Bunzl Plc	60	1,851
Burberry Group Plc	80	1,237
Capita Group Plc	115	1,484
Carnival Plc	35	1,534
Centrica Plc	957	2,893
Cobham Plc	317	668
Coca-Cola European Partners Plc (c)	40	1,426
Coca-Cola HBC AG	33	677
Compass Group Plc	290	5,512
Croda International Plc	24	1,008
DCC Plc	15	1,361
Diageo Plc	444	12,405
Direct Line Insurance Group Plc	237	1,096
Dixons Carphone Plc	166	713
easyJet Plc	28	405
Experian Plc	169	3,198
Fiat Chrysler Automobiles NV (e)	167	1,028
Fresnillo Plc	39	850
G4S Plc	257	629
GKN Plc	318	1,151
GlaxoSmithKline Plc	860	18,470
Hammerson Plc	142	1,024
Hargreaves Lansdown Plc	44	737
Hikma Pharmaceuticals Plc	25	826
HSBC Holdings Plc	3,478	21,546
ICAP Plc	102	573
IMI Plc	45	582
Imperial Brands Plc	169	9,169
Inmarsat Plc	86	924
InterContinental Hotels Group Plc	32	1,189
International Consolidated Airlines Group SA	149	737
Intertek Group Plc	28	1,299
Intu Properties Plc (e)	173	671
Investec Plc	108	668
ITV Plc	670	1,605
J Sainsbury Plc (e)	256	799
Johnson Matthey Plc	33	1,256
Kingfisher Plc	398	1,711
Land Securities Group Plc	138	1,923
Legal & General Group Plc	1,046	2,679
Lloyds Banking Group Plc	11,334	8,209
London Stock Exchange Group Plc	55	1,859
Marks & Spencer Group Plc	281	1,203
Mediclinic International Plc	69	1,012
Meggitt Plc	138	753
Merlin Entertainments Plc	119	699
Mondi Plc	69	1,295
National Grid Plc	661	9,715
Next Plc	26	1,743
Old Mutual Plc	861	2,327
Pearson Plc	142	1,853
Persimmon Plc	53	1,031
Petrofac Ltd.	42	433
Provident Financial Plc	25	770
Prudential Plc (a)	454	7,696
Reckitt Benckiser Group Plc	112	11,249
Relx Plc	195	3,587
Rio Tinto Plc	218	6,774
Rolls-Royce Holdings Plc	323	3,081
Royal Bank of Scotland Group Plc (c)	639	1,449
Royal Mail Plc	155	1,042
RSA Insurance Group Plc	191	1,282
SABMiller Plc	172	10,007

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sage Group Plc	193	1,672
Schroders Plc	23	717
Segro Plc	130	722
Severn Trent Plc	42	1,373
Shire Plc	158	9,779
Sky Plc	181	2,059
Smith & Nephew Plc	157	2,658
Smiths Group Plc	67	1,040
SSE Plc	177	3,687
St. James’s Place Plc	89	943
Standard Chartered Plc	577	4,381
Standard Life Plc	341	1,344
Tate & Lyle Plc	89	792
Taylor Wimpey Plc	565	1,002
Tesco Plc (c)	1,430	3,359
Travis Perkins Plc	43	841
TUI AG	91	1,038
Unilever Plc	226	10,849
United Utilities Group Plc	118	1,636
Vodafone Group Plc	4,688	14,294
Weir Group Plc	38	730
Whitbread Plc	32	1,489
William Hill Plc	170	585
WM Morrison Supermarkets Plc	377	945
Wolseley Plc	46	2,399
Worldpay Group Plc (c)	263	958
WPP Plc	228	4,756
		363,000
UNITED STATES OF AMERICA - 0.0%
Ball Corp.	—	7
Taro Pharmaceutical Industries Ltd. (c) (e)	3	390
		397
Total Common Stocks (cost $2,077,319)		2,065,483

PREFERRED STOCKS - 0.6%
GERMANY - 0.5%
Bayerische Motoren Werke AG	9	573
Fuchs Petrolub AG (e)	13	503
Henkel AG & Co. KGaA	31	3,832
Porsche Automobil Holding SE	27	1,265
Schaeffler AG	29	383
Volkswagen AG	33	3,960
		10,516
ITALY - 0.0%
Intesa Sanpaolo SpA	160	287
Telecom Italia SpA	1,006	647
		934
SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	1,002
Schindler Holding AG	8	1,432
		2,434
Total Preferred Stocks (cost $14,373)		13,884

RIGHTS - 0.0%
SINGAPORE - 0.0%
Noble Group Ltd. (c) (f)	737	49

SPAIN - 0.0%
ACS Actividades de Construccion y Servicios SA (c)	33	23
Repsol SA (c)	199	65
		88
Total Rights (cost $291)		137

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 6.5%
Investment Company - 1.8%
JNL Money Market Fund, 0.26% (a) (h)	38,417	38,417

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	95,791	95,791

Treasury Securities - 0.2%
U.S. Treasury Bill, 0.22%, 09/15/16 (o)	$3,895	3,893

Total Short Term Investments (cost $138,101)		138,101

Total Investments - 104.0% (cost $2,230,084)		2,217,605
Other Assets and Liabilities, Net - (4.0%)		(85,018)
Total Net Assets - 100.0%		$2,132,587

Portfolio Composition:	Percentage of Total Investments
Financials	21.0%
Industrials	12.7
Consumer Staples	12.3
Health Care	11.6
Consumer Discretionary	11.2
Materials	6.6
Information Technology	4.9
Telecommunication Services	4.9
Energy	4.9
Utilities	3.7
Short Term Investments	6.2
Total Investments	100.0%

JNL/Mellon Capital Bond Index Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.8%
Ally Auto Receivables Trust, 1.84%, 01/15/19	$1,000	$1,015
AmeriCredit Automobile Receivables Trust, 1.27%, 08/08/17	500	500
Capital One Multi-Asset Execution Trust, 1.39%, 03/15/18	500	503
CarMax Auto Owner Trust, 0.80%, 07/16/18	291	290
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	282	287
Chase Issuance Trust
1.01%, 10/17/16	500	500
1.38%, 11/15/17	1,000	1,005
Citibank Credit Card Issuance Trust
1.73%, 04/09/18	1,000	1,013
2.88%, 01/21/21	300	319
Citigroup Commercial Mortgage Trust REMIC
3.62%, 07/10/24	500	545
3.52%, 08/10/25	700	757
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	84	84
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	414
2.87%, 01/10/20	490	510
4.26%, 09/10/23	650	732
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 01/10/19	145	150

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Commercial Mortgage Trust REMIC
3.55%, 04/10/24	500	538
3.82%, 05/10/24	500	547
3.97%, 07/10/24	400	423
3.08%, 12/10/24	500	522
3.18%, 01/10/25	1,000	1,058
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22	277	322
Fifth Third Auto Trust, 1.47%, 06/15/17	180	181
Ford Credit Auto Lease Trust, 0.89%, 09/15/17	431	431
GS Mortgage Securities Trust REMIC, 3.48%, 11/10/21	750	810
Honda Auto Receivables Owner Trust, 0.99%, 10/16/17	443	443
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	157
1.45%, 01/15/20	422	423
4.13%, 09/15/23	500	562
LB-UBS Commercial Mortgage Trust REMIC, 5.87%, 09/15/45 (i)	729	762
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 11/12/16	135	136
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.09%, 08/15/18	500	518
2.86%, 09/15/22	250	262
3.74%, 07/15/24	500	548
UBS-Barclays Commercial Mortgage Trust REMIC
3.09%, 09/10/22	350	371
2.85%, 12/10/22	500	523
United Airlines Inc. Pass-Through Trust
4.30%, 08/15/25	232	250
3.75%, 09/03/26	194	205
US Airways Pass-Through Trust, 3.95%, 11/15/25	218	230
Wells Fargo-RBS Commercial Mortgage Trust REMIC
2.03%, 02/16/18	500	502
2.92%, 11/15/18	500	516
2.87%, 10/17/22	360	377
3.68%, 07/15/24	500	546
Total Non-U.S. Government Agency Asset- Backed Securities (cost $20,254)		20,787

CORPORATE BONDS AND NOTES - 25.6%
CONSUMER DISCRETIONARY - 2.1%
21st Century Fox America Inc.
4.50%, 02/15/21	400	447
6.20%, 12/15/34	50	63
6.15%, 02/15/41	300	375
Amazon.com Inc.
2.60%, 12/05/19	300	313
2.50%, 11/29/22	200	206
American Honda Finance Corp., 1.55%, 12/11/17	500	504
AutoNation, Inc., 6.75%, 04/15/18	200	215
AutoZone Inc., 3.25%, 04/15/25	350	363
BorgWarner Inc., 4.38%, 03/15/45	200	207
California Institute of Technology, 4.32%, 08/01/45	40	48
Carnival Corp., 3.95%, 10/15/20	200	216
CBS Corp.
5.63%, 09/15/19	500	551
4.00%, 01/15/26	500	534
4.85%, 07/01/42	150	151
Charter Communications Operating LLC
3.58%, 07/23/20 (r)	500	523
4.91%, 07/23/25 (r)	340	371
6.83%, 10/23/55 (r)	200	238
Comcast Corp.
5.70%, 05/15/18	200	217
2.75%, 03/01/23	50	52
3.38%, 08/15/25	290	313
4.20%, 08/15/34	500	551
6.50%, 11/15/35	100	139
6.95%, 08/15/37	250	360
4.75%, 03/01/44	300	350
Discovery Communications LLC
5.63%, 08/15/19	100	110
5.05%, 06/01/20	200	221
6.35%, 06/01/40	100	103
Dollar General Corp., 3.25%, 04/15/23	250	260
Ford Motor Co.
7.45%, 07/16/31	300	401
4.75%, 01/15/43 (e)	300	317
General Motors Co., 5.00%, 04/01/35	440	438
Grupo Televisa SAB, 6.63%, 03/18/25	100	123
Hasbro Inc., 6.35%, 03/15/40	300	365
Home Depot Inc.
2.00%, 06/15/19	300	308
2.00%, 04/01/21	310	318
3.00%, 04/01/26	500	532
5.88%, 12/16/36	600	820
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	268
Johnson Controls Inc., 3.75%, 12/01/21	250	267
Kohl’s Corp.
4.00%, 11/01/21	300	314
4.25%, 07/17/25 (e)	500	502
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
5.50%, 10/15/35	150	187
5.80%, 04/15/40	300	394
4.38%, 09/15/45	150	172
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	231
6.90%, 04/01/29	250	275
Marriott International Inc.
3.13%, 10/15/21	300	312
3.13%, 06/15/26	500	506
Mattel Inc., 2.35%, 05/06/19	200	203
McDonald’s Corp.
5.35%, 03/01/18	300	321
2.75%, 12/09/20	230	240
3.70%, 01/30/26	175	189
6.30%, 03/01/38	200	265
4.88%, 12/09/45	165	192
NBCUniversal Media LLC
5.15%, 04/30/20	200	227
4.38%, 04/01/21	500	560
6.40%, 04/30/40	250	346
Newell Rubbermaid Inc., 5.50%, 04/01/46 (l)	200	238
NIKE Inc, 2.25%, 05/01/23	200	206
Nordstrom Inc., 4.00%, 10/15/21	225	241
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	254
3.50%, 06/15/22	250	259
Staples Inc., 4.38%, 01/12/23 (e) (l)	100	102
Starbucks Corp., 2.70%, 06/15/22	225	238
Target Corp.
2.30%, 06/26/19	200	206
3.63%, 04/15/46	300	308
Thomson Reuters Corp.
6.50%, 07/15/18	200	219

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.95%, 09/30/21	200	213
Time Warner Cable Inc.
8.75%, 02/14/19	169	197
7.30%, 07/01/38	300	376
6.75%, 06/15/39	300	353
Time Warner Inc.
3.40%, 06/15/22	500	529
7.63%, 04/15/31	200	274
6.10%, 07/15/40	200	245
4.85%, 07/15/45	90	98
TJX Cos. Inc., 2.75%, 06/15/21	200	211
Under Armour Inc., 3.25%, 06/15/26	90	91
University of Notre Dame du Lac, 3.44%, 02/15/45	250	259
University of Southern California, 5.25%, 10/01/11	20	27
Viacom Inc.
3.88%, 04/01/24 (e)	250	255
7.88%, 07/30/30	125	177
4.38%, 03/15/43	300	242
Walt Disney Co.
1.10%, 12/01/17	396	398
2.75%, 08/16/21	300	318
7.00%, 03/01/32	50	72
4.38%, 08/16/41	500	585
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	512
		25,407
CONSUMER STAPLES - 1.8%
Altria Group Inc.
2.85%, 08/09/22	500	524
9.95%, 11/10/38 (l)	33	59
4.50%, 05/02/43	200	226
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	667
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	201
4.38%, 02/15/21	200	220
2.50%, 07/15/22	300	305
Archer Daniels Midland Co., 4.02%, 04/16/43	500	533
Campbell Soup Co., 4.25%, 04/15/21	300	329
Clorox Co., 3.80%, 11/15/21	250	272
Coca-Cola Co., 3.15%, 11/15/20	300	323
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	200	214
ConAgra Foods Inc.
7.00%, 04/15/19	48	54
3.25%, 09/15/22	300	310
CVS Caremark Corp., 4.13%, 05/15/21 (e)	400	439
CVS Health Corp.
2.80%, 07/20/20	280	291
3.50%, 07/20/22	500	538
5.13%, 07/20/45	200	248
Diageo Capital Plc
1.13%, 04/29/18	750	751
4.83%, 07/15/20	100	113
Diageo Investment Corp., 8.00%, 09/15/22	100	132
General Mills Inc., 3.65%, 02/15/24	303	333
HJ Heinz Co.
2.80%, 07/02/20 (r)	210	218
5.20%, 07/15/45 (r)	80	95
HJ Heinz Finance Co., 6.75%, 03/15/32	500	641
JM Smucker Co.
1.75%, 03/15/18	250	252
3.50%, 03/15/25	300	324
Kellogg Co.
4.15%, 11/15/19	140	152
4.00%, 12/15/20	127	139
Kimberly-Clark Corp.
7.50%, 11/01/18	250	286
1.90%, 05/22/19	200	205
Kraft Foods Group Inc.
6.13%, 08/23/18	221	242
5.00%, 06/04/42	200	230
Kraft Heinz Foods Co., 4.38%, 06/01/46 (r)	205	217
Kroger Co.
6.40%, 08/15/17	200	212
6.15%, 01/15/20	200	230
7.50%, 04/01/31	150	210
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	214
Mondelez International Inc.
2.25%, 02/01/19	200	204
6.50%, 02/09/40	243	330
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	826
PepsiCo Inc.
7.90%, 11/01/18	300	347
3.10%, 07/17/22	500	532
4.45%, 04/14/46	180	210
Philip Morris International Inc.
1.13%, 08/21/17	500	501
1.88%, 01/15/19	500	510
2.90%, 11/15/21	300	317
4.38%, 11/15/41	300	330
Procter & Gamble Co.
2.30%, 02/06/22	500	520
6.45%, 01/15/26	500	678
5.55%, 03/05/37	100	139
Reynolds American Inc.
8.13%, 06/23/19 (l)	250	296
4.85%, 09/15/23	150	171
5.70%, 08/15/35	100	122
5.85%, 08/15/45	210	269
Sysco Corp., 2.60%, 06/12/22	500	509
Tyson Foods Inc., 5.15%, 08/15/44	200	231
Unilever Capital Corp., 4.80%, 02/15/19	500	547
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	325
4.25%, 04/15/21	400	453
6.20%, 04/15/38	300	425
5.25%, 09/01/35	500	657
4.88%, 07/08/40	300	369
4.30%, 04/22/44	150	176
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	200	201
3.80%, 11/18/24	200	212
4.50%, 11/18/34	200	210
		21,566
ENERGY - 2.9%
Access Midstream Partners LP, 4.88%, 05/15/23	250	242
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	286
4.50%, 07/15/44	200	184
Apache Corp.
3.63%, 02/01/21 (e)	400	418
4.75%, 04/15/43	200	206
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	183
BP Capital Markets Plc
2.32%, 02/13/20	250	256
3.06%, 03/17/22	200	207
3.81%, 02/10/24	500	536
Burlington Resources Finance Co., 7.20%, 08/15/31	100	125
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	152

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.25%, 03/15/38	300	326
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	47
6.63%, 11/01/37	200	246
Chevron Corp.
1.72%, 06/24/18	300	303
1.79%, 11/16/18	415	421
2.10%, 05/16/21	145	148
3.19%, 06/24/23	500	531
2.95%, 05/16/26	110	114
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	800	795
4.25%, 05/09/43	300	301
Columbia Pipeline Group Inc., 5.80%, 06/01/45	100	115
Conoco Funding Co., 7.25%, 10/15/31	75	96
ConocoPhillips Co.
6.65%, 07/15/18	75	82
6.00%, 01/15/20	650	739
4.15%, 11/15/34	200	202
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	249
Devon Energy Corp., 4.00%, 07/15/21	750	759
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	116
Ecopetrol SA
4.25%, 09/18/18 (e)	500	517
4.13%, 01/16/25	250	226
Enable Midstream Partners LP, 3.90%, 05/15/24	200	178
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	235
Energy Transfer Partners LP
9.70%, 03/15/19	222	251
7.50%, 07/01/38	200	221
6.50%, 02/01/42	150	158
Enterprise Products Operating LLC
5.25%, 01/31/20	300	333
3.70%, 02/15/26	350	366
6.88%, 03/01/33	25	30
6.45%, 09/01/40	100	121
4.45%, 02/15/43	300	300
4.95%, 10/15/54	300	303
EOG Resources Inc.
2.63%, 03/15/23	200	199
3.15%, 04/01/25	200	203
Exxon Mobil Corp.
1.71%, 03/01/19	415	422
2.22%, 03/01/21	410	423
3.04%, 03/01/26	315	334
4.11%, 03/01/46	205	231
Halliburton Co.
3.80%, 11/15/25	150	156
7.45%, 09/15/39	250	346
5.00%, 11/15/45	120	131
Hess Corp.
7.30%, 08/15/31	35	40
5.60%, 02/15/41	400	404
Kerr-McGee Corp., 6.95%, 07/01/24	230	266
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	569
3.50%, 09/01/23	300	294
5.00%, 03/01/43	300	284
5.40%, 09/01/44	250	247
Kinder Morgan Inc.
2.00%, 12/01/17	300	298
5.30%, 12/01/34	350	342
Magellan Midstream Partners LP
4.25%, 02/01/21	300	325
3.20%, 03/15/25	500	496
Marathon Oil Corp., 5.90%, 03/15/18	300	311
Marathon Petroleum Corp.
3.63%, 09/15/24	200	196
6.50%, 03/01/41	300	320
MPLX LP, 4.88%, 06/01/25 (r)	250	244
Nabors Industries Inc., 6.15%, 02/15/18	300	309
National Oilwell Varco Inc., 2.60%, 12/01/22	750	697
Nexen Inc., 5.88%, 03/10/35	50	59
Noble Energy Inc., 3.90%, 11/15/24 (e)	750	762
Occidental Petroleum Corp.
3.40%, 04/15/26	500	528
4.63%, 06/15/45	100	112
ONEOK Partners LP
3.38%, 10/01/22	250	245
6.65%, 10/01/36	150	157
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	523
6.63%, 06/15/35	150	155
Petro-Canada, 7.00%, 11/15/28	75	94
Petroleos Mexicanos
6.00%, 03/05/20	500	538
5.50%, 01/21/21 (e)	700	742
5.50%, 06/27/44	500	452
5.63%, 01/23/46	350	319
Phillips 66
4.30%, 04/01/22	500	546
4.65%, 11/15/34	250	267
Phillips 66 Partners LP, 2.65%, 02/15/20	200	201
Pioneer Natural Resources Co., 3.95%, 07/15/22	200	209
Plains All American Pipeline LP
6.50%, 05/01/18	100	106
6.70%, 05/15/36	100	103
4.30%, 01/31/43	200	161
Regency Energy Partners LP, 6.50%, 07/15/21	350	362
Shell International Finance BV
2.00%, 11/15/18 (e)	400	407
4.38%, 03/25/20	300	330
1.88%, 05/10/21	275	277
6.38%, 12/15/38	200	272
4.00%, 05/10/46	155	158
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	287
Statoil ASA
1.15%, 05/15/18 (e)	500	500
3.15%, 01/23/22	200	210
3.70%, 03/01/24 (e)	200	216
3.95%, 05/15/43	300	312
Suncor Energy Inc., 6.50%, 06/15/38	300	388
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	296
Total Capital Canada Ltd., 2.75%, 07/15/23	300	308
Total Capital International SA, 2.10%, 06/19/19	750	767
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	219
3.80%, 10/01/20	400	425
4.88%, 01/15/26	350	400
6.20%, 10/15/37	100	122
5.00%, 10/16/43	150	168
Valero Energy Corp.
9.38%, 03/15/19	250	299
3.65%, 03/15/25	250	250
Western Gas Partners LP, 2.60%, 08/15/18	250	249
Williams Partners LP
5.25%, 03/15/20	300	309
4.00%, 09/15/25	350	321
6.30%, 04/15/40	200	190
		34,032

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 8.9%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	514
4.35%, 11/03/45	500	576
Aflac Inc., 3.63%, 06/15/23	200	215
Agricultural Bank of China Ltd., 2.75%, 05/21/20	350	359
Alexandria Real Estate Equities Inc., 4.50%, 07/30/29	250	260
American Express Co.
6.15%, 08/28/17	450	475
7.00%, 03/19/18	480	524
American Express Credit Corp., 2.25%, 08/15/19	300	306
American International Group Inc.
4.88%, 06/01/22	200	223
4.13%, 02/15/24	150	158
3.90%, 04/01/26	350	361
4.50%, 07/16/44	150	145
4.80%, 07/10/45	290	294
4.38%, 01/15/55	250	231
American Tower Corp.
2.80%, 06/01/20	350	358
3.50%, 01/31/23	500	517
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	300	300
1.90%, 02/01/19	565	575
2.65%, 02/01/21	450	467
3.65%, 02/01/26	975	1,044
4.70%, 02/01/36	482	542
4.90%, 02/01/46	590	691
Aon Plc, 4.45%, 05/24/43	300	300
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	163
Associated Banc-Corp., 4.25%, 01/15/25	200	207
Assurant Inc., 6.75%, 02/15/34	100	124
AvalonBay Communities Inc.
3.63%, 10/01/20	200	213
2.85%, 03/15/23	200	203
AXA SA, 8.60%, 12/15/30	100	137
Bank of America Corp.
1.70%, 08/25/17	450	452
5.65%, 05/01/18	500	536
2.60%, 01/15/19	900	921
5.49%, 03/15/19	200	216
2.25%, 04/21/20	120	121
2.63%, 04/19/21	380	386
5.00%, 05/13/21	400	448
4.00%, 04/01/24	200	214
4.20%, 08/26/24	750	776
4.00%, 01/22/25	250	255
4.25%, 10/22/26	750	778
6.11%, 01/29/37	500	591
Bank of America NA, 6.00%, 10/15/36	250	319
Bank of Montreal, 1.40%, 04/10/18	500	502
Bank of Nova Scotia
1.70%, 06/11/18	500	505
1.95%, 01/15/19	500	507
1.65%, 06/14/19	500	503
Bank One Corp., 8.00%, 04/29/27	200	271
Barclays Plc
3.25%, 01/12/21	285	284
3.65%, 03/16/25	400	385
5.25%, 08/17/45	250	261
BB&T Corp., 1.60%, 08/15/17	500	503
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	310	315
4.25%, 01/15/21 (e)	300	334
4.30%, 05/15/43	200	223
Berkshire Hathaway Inc., 3.13%, 03/15/26	220	231
BlackRock Inc., 3.38%, 06/01/22	200	217
BNP Paribas SA
2.38%, 05/21/20	350	357
5.00%, 01/15/21	400	449
4.25%, 10/15/24 (e)	250	257
Boston Properties LP, 3.80%, 02/01/24	250	268
BPCE SA
1.61%, 07/25/17	200	200
4.00%, 04/15/24 (e)	200	218
Branch Banking & Trust Co., 3.63%, 09/16/25	500	539
Brandywine Operating Partnership LP, 3.95%, 02/15/23	250	253
Brookfield Asset Management Inc., 4.00%, 01/15/25	250	254
Capital One Bank USA NA, 2.30%, 06/05/19	500	507
Capital One Financial Corp., 3.50%, 06/15/23	550	569
Caterpillar Financial Services Corp., 7.15%, 02/15/19	200	230
CBL & Associates LP, 5.25%, 12/01/23	200	190
CBRE Services Inc., 5.00%, 03/15/23	100	104
Charles Schwab Corp., 2.20%, 07/25/18	250	254
Cincinnati Financial Corp., 6.13%, 11/01/34	100	122
Citigroup Inc.
1.55%, 08/14/17	350	351
1.70%, 04/27/18	500	501
2.40%, 02/18/20	850	859
4.50%, 01/14/22	1,250	1,382
4.05%, 07/30/22	400	423
5.50%, 09/13/25	300	336
5.88%, 01/30/42	489	619
Citizens Bank NA, 2.45%, 12/04/19	500	507
CME Group Inc., 3.00%, 03/15/25	200	209
CNA Financial Corp., 5.75%, 08/15/21	200	230
Comerica Inc., 2.13%, 05/23/19	150	152
Commonwealth Bank of Australia
1.40%, 09/08/17	300	301
1.75%, 11/02/18	500	504
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	556
4.38%, 08/04/25	500	523
5.25%, 08/04/45	250	279
Credit Suisse AG,	250	258
3.00%, 10/29/21	500	512
3.63%, 09/09/24	250	258
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	987
4.88%, 05/15/45	250	249
Crown Castle International Corp., 3.70%, 06/15/26	140	144
DDR Corp., 4.63%, 07/15/22	300	324
Deutsche Bank AG, 2.50%, 02/13/19 (e)	360	361
Diamond 1 Finance Corp.
3.48%, 06/01/19 (r)	195	200
4.42%, 06/15/21 (r)	530	545
6.02%, 06/15/26 (r)	425	441
8.10%, 07/15/36 (r)	145	156
8.35%, 07/15/46 (r)	120	129
Digital Realty Trust LP, 3.40%, 10/01/20	350	364
Discover Bank
7.00%, 04/15/20	300	342
4.25%, 03/13/26	200	209
Duke Realty LP, 3.88%, 10/15/22	200	212
EPR Properties, 4.50%, 04/01/25	200	198
ERP Operating LP, 2.38%, 07/01/19	300	307
Essex Portfolio LP, 3.88%, 05/01/24	200	213

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
European Bank for Reconstruction & Development, 1.75%, 06/14/19	500	511
Export-Import Bank of Korea
2.38%, 08/12/19	200	205
2.25%, 01/21/20	850	863
Federal Realty Investment Trust, 4.50%, 12/01/44	100	109
Fifth Third Bancorp, 8.25%, 03/01/38	300	449
Fifth Third Bank, 2.25%, 06/14/21	500	508
First Republic Bank, 2.38%, 06/17/19	300	304
Ford Motor Credit Co. LLC
5.00%, 05/15/18	300	318
2.24%, 06/15/18	430	434
2.94%, 01/08/19	500	515
4.39%, 01/08/26	500	546
FS Investment Corp., 4.00%, 07/15/19 (e)	250	253
GE Capital International Funding Co.
2.34%, 11/15/20 (r)	500	517
3.37%, 11/15/25 (r)	500	546
4.42%, 11/15/35 (r)	350	393
General Electric Capital Corp.
5.50%, 01/08/20	700	800
2.20%, 01/09/20	250	258
4.38%, 09/16/20	550	613
3.45%, 05/15/24 (e)	350	381
6.88%, 01/10/39	600	906
General Motors Financial Co. Inc.
2.63%, 07/10/17	200	202
2.40%, 04/10/18	220	222
4.38%, 09/25/21	380	401
4.00%, 01/15/25	200	202
Goldman Sachs Group Inc.
5.95%, 01/18/18	300	320
6.15%, 04/01/18	300	323
2.63%, 01/31/19	500	512
2.55%, 10/23/19	250	256
5.38%, 03/15/20	400	445
2.60%, 04/23/20	250	254
2.75%, 09/15/20	75	77
5.25%, 07/27/21	500	565
3.75%, 05/22/25	500	522
4.25%, 10/21/25	500	517
6.75%, 10/01/37	650	802
4.75%, 10/21/45	480	529
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	93
HCP Inc., 5.38%, 02/01/21	300	334
Health Care REIT Inc., 6.13%, 04/15/20	400	456
HSBC Finance Corp., 6.68%, 01/15/21	300	336
HSBC Holdings Plc
3.40%, 03/08/21	400	412
5.10%, 04/05/21	250	276
2.95%, 05/25/21	295	298
4.25%, 03/14/24	150	152
7.63%, 05/17/32	650	831
6.10%, 01/14/42	300	388
HSBC USA Inc.
1.50%, 11/13/17	250	249
1.63%, 01/16/18	750	749
Huntington National Bank, 2.20%, 11/06/18	400	405
Intercontinental Exchange Group Inc., 4.00%, 10/15/23	300	326
Intesa Sanpaolo SpA, 3.88%, 01/15/19	300	308
Jefferies Group Inc., 5.13%, 04/13/18	250	261
Jefferies Group LLC, 6.88%, 04/15/21	500	568
John Deere Capital Corp.
1.20%, 10/10/17	250	251
1.35%, 01/16/18	300	302
2.05%, 03/10/20	200	204
JPMorgan Chase & Co.
6.00%, 01/15/18	750	803
1.70%, 03/01/18	750	754
6.30%, 04/23/19	500	562
4.40%, 07/22/20	600	655
2.55%, 03/01/21	500	510
2.40%, 06/07/21	500	507
3.20%, 01/25/23	500	518
3.38%, 05/01/23	750	765
3.63%, 05/13/24	250	266
3.13%, 01/23/25	305	312
5.60%, 07/15/41	500	634
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	528
KeyCorp, 2.30%, 12/13/18	400	407
Kimco Realty Corp., 3.20%, 05/01/21	350	364
Korea Development Bank, 3.38%, 09/16/25	500	544
Korea Finance Corp., 2.88%, 08/22/18	250	257
Landwirtschaftliche Rentenbank, 1.88%, 09/17/18	500	511
Liberty Property LP, 3.75%, 04/01/25	200	206
Lincoln National Corp., 4.00%, 09/01/23	500	520
Lloyds Bank Plc
1.75%, 03/16/18	200	199
1.75%, 05/14/18	400	399
6.38%, 01/21/21	200	234
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	350	354
Markel Corp., 5.00%, 03/30/43	150	160
Marsh & McLennan Cos. Inc., 2.35%, 09/10/19	250	255
McGraw-Hill Financial Inc.
4.40%, 02/15/26	90	99
6.55%, 11/15/37	250	310
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	550	600
MetLife Inc.
7.72%, 02/15/19	500	580
3.60%, 04/10/24	250	264
5.70%, 06/15/35	100	122
6.40%, 12/15/36	100	107
5.88%, 02/06/41	300	373
Mid-America Apartments LP, 4.30%, 10/15/23	200	215
Moody’s Corp., 2.75%, 07/15/19	350	361
Morgan Stanley
6.63%, 04/01/18	500	542
2.13%, 04/25/18	1,000	1,010
2.80%, 06/16/20	200	205
5.75%, 01/25/21	400	456
3.75%, 02/25/23	300	318
3.70%, 10/23/24	100	105
4.00%, 07/23/25	750	803
6.25%, 08/09/26	200	252
4.35%, 09/08/26	650	680
6.38%, 07/24/42	300	405
National Australia Bank Ltd., 2.00%, 01/14/19	500	507
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	242
2.00%, 01/27/20	250	255
Nomura Holdings Inc, 6.70%, 03/04/20	400	464
Northern Trust Corp., 3.95%, 10/30/25	250	279
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	250	252
Omega Healthcare Investors Inc., 4.95%, 04/01/24	250	260
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	100
PNC Bank NA, 4.20%, 11/01/25	300	337
PNC Financial Services Group Inc., 2.60%, 07/21/20	650	673
PNC Funding Corp., 6.70%, 06/10/19	500	573

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Progressive Corp., 4.35%, 04/25/44	200	229
Prudential Financial Inc.
3.50%, 05/15/24	500	520
5.75%, 07/15/33	150	176
5.40%, 06/13/35	100	113
4.60%, 05/15/44	150	161
Realty Income Corp., 4.13%, 10/15/26	250	268
Royal Bank of Canada
2.00%, 12/10/18	350	357
2.15%, 03/15/19	250	256
Santander UK Plc
3.05%, 08/23/18	400	409
2.00%, 08/24/18	500	501
Shell International Finance BV
3.25%, 05/11/25	230	241
4.13%, 05/11/35	435	469
4.38%, 05/11/45	260	282
Simon Property Group LP
3.38%, 03/15/22	400	428
3.30%, 01/15/26	500	534
6.75%, 02/01/40	100	144
State Street Corp.
2.55%, 08/18/20	500	519
3.10%, 05/15/23	500	517
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	252
2.05%, 01/18/19	500	505
3.40%, 07/11/24	500	532
SunTrust Banks Inc., 2.35%, 11/01/18	500	509
Svensk Exportkredit AB, 1.88%, 06/17/19	250	256
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	307
Synchrony Financial
2.60%, 01/15/19	350	354
4.25%, 08/15/24	250	259
TD Ameritrade Holding Corp., 2.95%, 04/01/22	200	208
Toronto-Dominion Bank
1.63%, 03/13/18	500	505
2.50%, 12/14/20	350	362
Toyota Motor Credit Corp.
1.70%, 02/19/19	250	253
2.13%, 07/18/19	200	205
4.25%, 01/11/21	400	447
Travelers Property Casualty Corp., 6.38%, 03/15/33	200	271
Trinity Acquisition Plc, 4.63%, 08/15/23	350	375
U.S. Bancorp
4.13%, 05/24/21	400	446
2.95%, 07/15/22	400	416
UBS AG, 1.38%, 06/01/17	90	90
US Bank NA, 2.80%, 01/27/25	500	521
Ventas Realty LP
4.00%, 04/30/19	250	263
3.50%, 02/01/25	250	256
Wachovia Bank NA, 6.00%, 11/15/17	250	266
Weingarten Realty Investors, 3.38%, 10/15/22	100	102
Wells Fargo & Co.
1.50%, 01/16/18	500	503
2.55%, 12/07/20	500	514
4.60%, 04/01/21	500	559
3.50%, 03/08/22	500	536
3.00%, 02/19/25	140	143
3.00%, 04/22/26	500	510
4.10%, 06/03/26	200	214
5.38%, 02/07/35	250	305
5.61%, 01/15/44	750	898
4.90%, 11/17/45	250	274
Westpac Banking Corp.
1.50%, 12/01/17	200	201
4.88%, 11/19/19	400	443
2.85%, 05/13/26	90	91
Weyerhaeuser Co., 7.38%, 03/15/32	200	265
XLIT Ltd., 6.38%, 11/15/24	200	241
		105,721
HEALTH CARE - 2.6%
Abbott Laboratories
2.95%, 03/15/25	250	255
6.00%, 04/01/39	270	357
AbbVie Inc.
2.00%, 11/06/18	400	404
2.90%, 11/06/22	400	408
3.60%, 05/14/25	140	147
3.20%, 05/14/26	200	202
4.50%, 05/14/35	180	188
4.30%, 05/14/36	115	117
4.70%, 05/14/45	260	275
4.45%, 05/14/46	140	142
Actavis Funding SCS, 2.45%, 06/15/19	300	305
Aetna Inc.
1.50%, 11/15/17	200	201
2.40%, 06/15/21	280	286
3.50%, 11/15/24	200	211
3.20%, 06/15/26	115	118
6.63%, 06/15/36	150	200
4.13%, 11/15/42	200	203
4.38%, 06/15/46	80	83
Agilent Technologies Inc., 5.00%, 07/15/20	200	220
Amgen Inc.
5.85%, 06/01/17	300	312
3.63%, 05/22/24	250	268
4.66%, 06/15/51 (r)	808	843
Anthem Inc., 3.50%, 08/15/24	500	518
AstraZeneca Plc
5.90%, 09/15/17	250	264
2.38%, 11/16/20	145	149
3.38%, 11/16/25	115	120
6.45%, 09/15/37	250	341
4.38%, 11/16/45	85	93
Baxalta Inc.
4.00%, 06/23/25	250	261
5.25%, 06/23/45	60	65
Becton Dickinson and Co.
1.80%, 12/15/17	350	353
3.25%, 11/12/20	350	368
Biogen Inc.
2.90%, 09/15/20	660	688
4.05%, 09/15/25	140	151
Boston Scientific Corp.
2.85%, 05/15/20	350	363
3.85%, 05/15/25	200	212
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	305
3.25%, 08/01/42	300	299
Cardinal Health Inc.
1.70%, 03/15/18	400	403
3.75%, 09/15/25	100	109
Celgene Corp.
3.95%, 10/15/20	300	324
3.88%, 08/15/25	220	235
4.63%, 05/15/44	250	258
Cigna Corp., 4.00%, 02/15/22	500	540
Covidien International Finance SA, 6.00%, 10/15/17	300	319
Dignity Health, 3.81%, 11/01/24	300	320
Eli Lilly & Co., 5.55%, 03/15/37	100	132
Express Scripts Holding Co., 3.50%, 06/15/24	300	310

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Gilead Sciences Inc.
2.55%, 09/01/20	240	249
4.40%, 12/01/21	200	226
3.65%, 03/01/26	750	816
4.80%, 04/01/44	400	452
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	217
2.80%, 03/18/23	500	525
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	276
Humana Inc., 4.95%, 10/01/44	200	219
Johnson & Johnson
1.65%, 03/01/21	350	356
2.45%, 03/01/26	350	362
5.95%, 08/15/37	250	370
4.50%, 12/05/43	100	125
Laboratory Corp. of America Holdings
2.20%, 08/23/17	250	252
3.20%, 02/01/22	500	517
McKesson Corp.
2.85%, 03/15/23	500	510
4.88%, 03/15/44	60	68
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	200	218
Medtronic Inc.
3.50%, 03/15/25	210	229
4.38%, 03/15/35	468	528
4.63%, 03/15/45	350	412
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	166
4.20%, 07/01/55	250	283
Merck & Co. Inc.
2.35%, 02/10/22	250	257
2.40%, 09/15/22	400	412
3.60%, 09/15/42	200	206
3.70%, 02/10/45	250	263
Mylan Inc., 4.20%, 11/29/23	400	423
Mylan NV, 5.25%, 06/15/46 (r)	85	89
Novartis Capital Corp., 4.40%, 05/06/44	200	241
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	552
Pfizer Inc.
6.20%, 03/15/19	500	565
5.20%, 08/12/20	90	103
1.95%, 06/03/21	185	187
2.75%, 06/03/26	175	181
4.40%, 05/15/44	250	284
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	69
Quest Diagnostics Inc.
4.70%, 04/01/21	200	220
3.50%, 03/30/25	300	310
St. Jude Medical Inc., 4.75%, 04/15/43	200	213
Stryker Corp.
3.50%, 03/15/26	250	265
4.10%, 04/01/43	200	204
Teva Pharmaceutical Finance LLC
2.25%, 03/18/20	200	203
6.15%, 02/01/36	8	10
Thermo Fisher Scientific Inc., 5.30%, 02/01/44	200	233
Trinity Health Corp., 4.13%, 12/01/45	250	278
UnitedHealth Group Inc.
1.40%, 10/15/17	750	754
6.00%, 02/15/18	150	162
4.70%, 02/15/21	400	452
3.75%, 07/15/25	140	153
5.80%, 03/15/36	150	197
4.75%, 07/15/45	110	133
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	513
4.63%, 10/01/42	500	516
WellPoint Inc.
3.30%, 01/15/23	300	310
4.65%, 01/15/43	200	209
Wyeth LLC, 5.95%, 04/01/37	250	333
Zimmer Holdings Inc.
3.15%, 04/01/22	200	205
3.55%, 04/01/25	200	206
Zoetis Inc.
1.88%, 02/01/18	300	301
3.45%, 11/13/20	500	516
		31,349
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	256
5.70%, 03/15/37	150	206
Air Lease Corp, 3.38%, 01/15/19 (e)	400	408
Boeing Co., 4.88%, 02/15/20	500	562
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	533
6.15%, 05/01/37	100	133
5.75%, 05/01/40	400	513
Canadian National Railway Co., 5.55%, 03/01/19	200	222
Canadian Pacific Railway Co.
3.70%, 02/01/26	90	97
6.13%, 09/15/15	90	112
Caterpillar Inc.
3.90%, 05/27/21	300	331
4.30%, 05/15/44 (e)	300	331
CSX Corp.
7.38%, 02/01/19	300	344
3.70%, 11/01/23	200	216
5.50%, 04/15/41	205	263
3.95%, 05/01/50	300	301
Deere & Co., 3.90%, 06/09/42	400	427
Dover Corp., 5.38%, 03/01/41	150	191
Eaton Corp.
1.50%, 11/02/17	300	302
4.15%, 11/02/42	100	108
Emerson Electric Co.
2.63%, 12/01/21	350	369
2.63%, 02/15/23	360	373
FedEx Corp.
3.20%, 02/01/25	350	365
3.25%, 04/01/26	300	313
3.88%, 08/01/42	200	197
4.55%, 04/01/46	300	326
GATX Corp., 4.75%, 06/15/22	350	376
General Electric Co., 2.70%, 10/09/22	250	262
Honeywell International Inc., 5.38%, 03/01/41	300	389
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	222
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	374
L-3 Communications Corp., 4.95%, 02/15/21	500	547
Latam Airlines Pass-Through Trust, 4.20%, 11/15/27 (r)	344	315
Lockheed Martin Corp.
2.50%, 11/23/20	225	232
3.55%, 01/15/26	200	218
4.50%, 05/15/36	105	117
4.07%, 12/15/42	243	259
4.70%, 05/15/46	95	112

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	298
Norfolk Southern Corp.
5.90%, 06/15/19	300	337
2.90%, 02/15/23	79	82
3.85%, 01/15/24	200	219
4.84%, 10/01/41	224	256
Northrop Grumman Corp.
4.75%, 06/01/43	155	185
3.85%, 04/15/45	250	262
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	232
Pitney Bowes Inc., 5.75%, 09/15/17	76	80
Precision Castparts Corp.
2.50%, 01/15/23	300	310
4.20%, 06/15/35	150	169
Raytheon Co., 3.13%, 10/15/20	500	536
Republic Services Inc., 6.20%, 03/01/40	300	405
Roper Industries Inc., 1.85%, 11/15/17	300	302
Ryder System Inc., 2.50%, 05/11/20	350	354
Stanley Black & Decker Inc., 3.40%, 12/01/21	150	161
Union Pacific Corp.
2.25%, 06/19/20	100	103
4.82%, 02/01/44	332	401
United Parcel Service Inc., 6.20%, 01/15/38	350	502
United Technologies Corp.
6.70%, 08/01/28	50	68
5.70%, 04/15/40	500	661
Waste Management Inc.
6.10%, 03/15/18	200	217
2.90%, 09/15/22	200	209
WW Grainger Inc., 4.60%, 06/15/45	200	238
		17,809
INFORMATION TECHNOLOGY - 1.9%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	215
4.50%, 11/28/34 (e)	300	312
Apple Inc.
2.85%, 05/06/21	300	317
2.40%, 05/03/23	650	662
3.45%, 05/06/24	400	435
4.65%, 02/23/46	695	783
Applied Materials Inc., 3.90%, 10/01/25	350	389
Autodesk Inc., 4.38%, 06/15/25	500	523
Baidu Inc., 2.75%, 06/09/19	400	405
CA Inc., 4.50%, 08/15/23	400	437
Cisco Systems Inc.
1.65%, 06/15/18	100	101
4.45%, 01/15/20	300	331
2.90%, 03/04/21	500	531
3.00%, 06/15/22	100	107
3.50%, 06/15/25	100	112
5.90%, 02/15/39	250	340
Computer Sciences Corp., 4.45%, 09/15/22	300	320
Corning Inc., 5.75%, 08/15/40	95	113
eBay Inc., 1.35%, 07/15/17	200	200
EMC Corp., 1.88%, 06/01/18	500	490
Fidelity National Information Services Inc.
3.50%, 04/15/23	200	208
5.00%, 10/15/25	70	79
Harris Corp.
4.40%, 12/15/20	250	270
3.83%, 04/28/25	250	265
5.05%, 04/27/45	250	284
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (r)	280	287
3.60%, 10/15/20 (r)	270	282
4.90%, 10/15/25 (r)	180	188
6.35%, 10/15/45 (r)	90	89
Hewlett-Packard Co.
4.30%, 06/01/21	200	212
4.05%, 09/15/22 (e)	300	318
Intel Corp.
2.70%, 12/15/22	200	209
3.70%, 07/29/25 (e)	500	556
4.25%, 12/15/42	400	429
International Business Machines Corp.
5.70%, 09/14/17	600	634
1.13%, 02/06/18	350	351
1.63%, 05/15/20 (e)	300	304
2.25%, 02/19/21	245	253
7.00%, 10/30/25	200	272
3.45%, 02/19/26	135	147
4.00%, 06/20/42	200	213
Jabil Circuit Inc., 4.70%, 09/15/22	300	301
Juniper Networks Inc., 4.35%, 06/15/25	200	207
Keysight Technologies Inc., 4.55%, 10/30/24	300	306
MasterCard Inc., 2.00%, 04/01/19	300	308
Microsoft Corp.
3.00%, 10/01/20	600	641
2.38%, 02/12/22	200	207
3.13%, 11/03/25	380	407
4.20%, 11/03/35	210	236
5.30%, 02/08/41	200	251
4.45%, 11/03/45	177	199
4.75%, 11/03/55	60	68
Motorola Solutions Inc., 3.50%, 09/01/21	300	307
Oracle Corp.
5.75%, 04/15/18	350	379
2.25%, 10/08/19	300	310
3.88%, 07/15/20	300	328
2.50%, 05/15/22	500	511
3.63%, 07/15/23	400	438
3.90%, 05/15/35	350	357
4.50%, 07/08/44	200	225
4.38%, 05/15/55	160	168
QUALCOMM Inc.
2.25%, 05/20/20	200	207
3.45%, 05/20/25	150	159
4.65%, 05/20/35	60	65
4.80%, 05/20/45	90	94
Seagate HDD Cayman, 5.75%, 12/01/34	250	176
Texas Instruments Inc., 1.65%, 08/03/19	200	203
Total System Services Inc., 3.80%, 04/01/21	500	529
Visa Inc.
2.20%, 12/14/20	315	325
3.15%, 12/14/25	305	326
4.15%, 12/14/35	115	130
4.30%, 12/14/45	205	237
Western Union Co., 5.25%, 04/01/20	200	221
Xerox Corp.
6.35%, 05/15/18	500	535
3.50%, 08/20/20	500	498
		22,832
MATERIALS - 0.9%
Airgas Inc., 2.38%, 02/15/20	250	255
Albemarle Corp., 5.45%, 12/01/44	150	160
Barrick Gold Corp., 5.95%, 10/15/39	300	314
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	500	529
4.13%, 02/24/42	250	258
CF Industries Inc, 3.45%, 06/01/23	250	250
Dow Chemical Co.
8.55%, 05/15/19 (l)	97	115

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.25%, 11/15/41	200	222
4.63%, 10/01/44	250	267
E. I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	334
4.90%, 01/15/41	150	167
Eastman Chemical Co.
3.80%, 03/15/25	250	264
4.65%, 10/15/44	200	205
Ecolab Inc., 5.50%, 12/08/41	150	188
Goldcorp Inc., 3.63%, 06/09/21	300	309
International Paper Co.
3.80%, 01/15/26 (e)	350	367
8.70%, 06/15/38 (l)	150	218
LYB International Finance BV, 5.25%, 07/15/43	400	438
LyondellBasell Industries NV, 5.00%, 04/15/19	250	271
MeadWestvaco Corp., 7.38%, 09/01/19	250	287
Methanex Corp., 3.25%, 12/15/19	200	194
Monsanto Co., 3.60%, 07/15/42	300	259
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	519
5.88%, 04/01/35	50	53
Nucor Corp., 6.40%, 12/01/37	200	244
Packaging Corp. of America, 4.50%, 11/01/23	200	217
Plum Creek Timberlands LP, 4.70%, 03/15/21	200	218
Praxair Inc.
2.20%, 08/15/22	300	308
2.65%, 02/05/25	400	414
Rio Tinto Alcan Inc., 5.75%, 06/01/35	250	278
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (e)	250	263
Rio Tinto Finance USA Plc, 3.50%, 03/22/22	485	510
RPM International Inc., 6.13%, 10/15/19	200	223
Southern Copper Corp., 7.50%, 07/27/35	150	166
Vale Overseas Ltd.
5.88%, 06/10/21	500	501
6.88%, 11/21/36	400	368
		10,153
TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
6.38%, 03/01/35	200	245
4.38%, 07/16/42	200	202
AT&T Inc.
2.40%, 03/15/17	500	504
2.30%, 03/11/19	500	511
2.45%, 06/30/20	150	153
2.80%, 02/17/21	535	549
3.00%, 06/30/22	150	154
3.40%, 05/15/25	200	205
4.50%, 05/15/35	950	971
6.50%, 09/01/37	500	618
6.35%, 03/15/40	300	359
4.35%, 06/15/45	500	485
4.75%, 05/15/46	200	205
5.65%, 02/15/47	160	183
British Telecommunications Plc, 9.63%, 12/15/30 (k)	250	384
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (k)	300	452
France Telecom SA, 5.38%, 01/13/42	100	125
GTE Corp., 6.84%, 04/15/18	250	269
Orange SA, 2.75%, 02/06/19	250	258
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	644
Qwest Corp., 7.25%, 09/15/25	110	117
Rogers Communications Inc., 6.80%, 08/15/18	500	554
Telefonica Emisiones SAU, 5.13%, 04/27/20	350	386
Telefonica Europe BV, 8.25%, 09/15/30	500	713
Verizon Communications Inc.
4.50%, 09/15/20	100	111
3.45%, 03/15/21	500	536
2.45%, 11/01/22 (e)	500	504
5.15%, 09/15/23	250	291
6.00%, 04/01/41	600	747
4.86%, 08/21/46	1,250	1,365
5.01%, 08/21/54	300	318
4.67%, 03/15/55	500	505
Vodafone Group Plc
1.50%, 02/19/18	400	400
7.88%, 02/15/30	200	258
		14,281
UTILITIES - 1.8%
Alabama Power Co.
2.80%, 04/01/25	350	363
6.00%, 03/01/39	250	332
4.30%, 01/02/46	500	562
Ameren Illinois Co., 3.25%, 03/01/25	250	269
Appalachian Power Co., 6.70%, 08/15/37	200	259
Arizona Public Service Co.
3.35%, 06/15/24	100	108
4.50%, 04/01/42	100	116
Atmos Energy Corp., 4.13%, 10/15/44	300	327
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	275
Connecticut Light & Power Co., 5.50%, 02/01/19	360	398
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	378
5.70%, 06/15/40	100	129
Consumers Energy Co., 3.13%, 08/31/24	250	265
Detroit Edison Co., 5.60%, 06/15/18	250	271
Dominion Gas Holdings LLC, 3.55%, 11/01/23	200	209
Dominion Resources Inc.
2.50%, 12/01/19	200	204
4.45%, 03/15/21	200	221
7.00%, 06/15/38	200	269
DTE Electric Co.
3.38%, 03/01/25	200	218
6.63%, 06/01/36	60	84
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	114
5.30%, 02/15/40	300	384
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	332
Duke Energy Progress LLC, 4.20%, 08/15/45	500	561
Entergy Arkansas Inc., 3.75%, 02/15/21	400	437
Exelon Corp.
2.85%, 06/15/20	320	330
3.95%, 06/15/25	150	160
4.95%, 06/15/35	250	282
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	211
First Energy Solutions Corp., 6.80%, 08/15/39	200	202
Florida Power & Light Co.
5.95%, 10/01/33	200	264
5.13%, 06/01/41	200	254
Florida Power Corp., 4.55%, 04/01/20	300	331
Georgia Power Co., 4.25%, 12/01/19	300	327
Great Plains Energy Inc., 4.85%, 06/01/21	250	275
Hydro Quebec, 9.40%, 02/01/21	250	330
Iberdrola International BV, 6.75%, 07/15/36	150	198
Interstate Power & Light Co., 3.25%, 12/01/24	300	321
Kentucky Utilities Co., 5.13%, 11/01/40	300	376
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	322
MidAmerican Energy Co.
3.50%, 10/15/24	200	219
6.75%, 12/30/31	50	70

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	500	688
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	111
2.40%, 09/15/19	300	306
NiSource Finance Corp., 5.95%, 06/15/41	250	311
Northern States Power Co.
5.25%, 03/01/18	350	374
2.15%, 08/15/22	200	204
4.13%, 05/15/44	500	560
NorthWestern Corp., 4.18%, 11/15/44	150	160
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	191
5.25%, 09/30/40	200	245
Pacific Gas & Electric Co.
6.05%, 03/01/34	200	267
4.45%, 04/15/42	400	450
PacifiCorp
2.95%, 06/01/23	300	316
6.25%, 10/15/37	200	276
PECO Energy Co., 4.15%, 10/01/44	250	286
Piedmont Natural Gas Co. Inc., 4.10%, 09/18/34	250	261
Progress Energy Inc., 7.75%, 03/01/31	300	420
PSEG Power LLC, 8.63%, 04/15/31	75	94
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	263
Puget Sound Energy Inc., 5.76%, 10/01/39	200	266
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	256
Sempra Energy, 9.80%, 02/15/19	300	361
South Carolina Electric & Gas Co., 4.50%, 06/01/64	100	104
Southern California Edison Co.
6.00%, 01/15/34	75	99
5.63%, 02/01/36	195	252
5.95%, 02/01/38	200	270
4.05%, 03/15/42	200	219
Southern California Gas Co., 4.45%, 03/15/44	150	177
Southern Co.
4.25%, 07/01/36	500	531
4.40%, 07/01/46	400	430
Teco Finance Inc., 5.15%, 03/15/20	200	222
Union Electric Co., 3.65%, 04/15/45	350	362
Virginia Electric & Power Co., 5.95%, 09/15/17	250	265
Virginia Electric & Power Co.
6.00%, 05/15/37	200	268
4.45%, 02/15/44	100	115
Wisconsin Energy Corp.
2.45%, 06/15/20	200	205
3.55%, 06/15/25	60	64
Wisconsin Power & Light Co., 4.10%, 10/15/44	150	163
		21,969
Total Corporate Bonds and Notes (cost $289,457)		305,119

GOVERNMENT AND AGENCY OBLIGATIONS - 72.3%
GOVERNMENT SECURITIES - 43.4%
Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank
0.75%, 09/08/17	600	601
5.00%, 11/17/17	355	376
1.00%, 12/19/17	1,100	1,106
2.00%, 09/14/18	655	673
1.63%, 06/14/19	250	256
4.13%, 03/13/20	450	501
2.88%, 09/13/24	300	325
5.50%, 07/15/36 (e)	200	289
		4,127
Federal Home Loan Mortgage Corp. - 0.7% (w)
Federal Home Loan Mortgage Corp.
5.50%, 08/23/17	350	370
5.13%, 11/17/17	800	850
1.03%, 11/28/17	500	500
0.88%, 03/07/18	1,300	1,302
3.75%, 03/27/19	480	518
1.75%, 05/30/19	750	771
1.25%, 08/01/19	750	759
1.40%, 08/22/19	500	508
1.38%, 05/01/20	800	812
2.38%, 01/13/22	500	530
6.75%, 09/15/29 - 03/15/31	180	278
6.25%, 07/15/32	1,100	1,664
		8,862
Federal National Mortgage Association - 0.9% (w)
Federal National Mortgage Association
0.88%, 10/26/17 - 05/21/18	2,550	2,560
1.00%, 12/28/17 - 04/30/18	2,335	2,335
1.38%, 01/28/19	1,000	1,015
1.75%, 09/12/19	700	719
0.00%, 10/09/19 (j)	680	654
1.50%, 06/22/20	500	510
2.63%, 09/06/24	500	538
7.25%, 05/15/30	540	861
6.63%, 11/15/30	631	967
		10,159
Municipals - 0.9%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	200	294
Bay Area Toll Authority, 6.26%, 04/01/49	200	312
Chicago Transit Authority, 6.90%, 12/01/40	200	261
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	289
City of New York, 5.97%, 03/01/36	200	277
City of San Francisco Public Utilities Commission, 6.00%, 11/01/40	200	270
Commonwealth of Massachusetts, 4.91%, 05/01/29	300	380
Cook County, Illinois, 6.23%, 11/15/34	100	122
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	285
Dallas County Hospital District, 5.62%, 08/15/44	300	402
Dallas Independent School District (insured by Texas Permanent School Fund), 6.45%, 02/15/35	300	359
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	407
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	332
Los Angeles Unified School District, 5.76%, 07/01/29	200	263
Metropolitan Transportation Authority, 6.65%, 11/15/39	290	418
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	200	246
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	247
New Jersey State Turnpike Authority, 7.10%, 01/01/41	250	378
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	235	342
Ohio State University, 3.80%, 12/01/46	500	544

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	257
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	268
4.46%, 10/01/62	300	342
San Diego County Water Authority Financing Corp., 6.14%, 05/01/49	260	373
State of California
7.30%, 10/01/39	150	227
7.60%, 11/01/40	400	644
State of Connecticut, 5.09%, 10/01/30	250	298
State of Georgia, 4.50%, 11/01/25	300	346
State of Illinois, 5.10%, 06/01/33	300	288
State of Illinois, Transit Improvements, 7.35%, 07/01/35	400	444
State of Texas, 5.52%, 04/01/39	200	283
University of California, 1.80%, 07/01/19	250	256
		10,454
Sovereign - 3.9%
African Development Bank, 1.63%, 10/02/18	750	763
Asian Development Bank
5.59%, 07/16/18	400	438
1.88%, 04/12/19	1,160	1,191
1.63%, 08/26/20	500	510
2.13%, 03/19/25	200	207
6.38%, 10/01/28	210	300
Canada Government International Bond, 1.63%, 02/27/19	700	715
Chile Government International Bond, 3.88%, 08/05/20	100	108
Colombia Government International Bond
8.13%, 05/21/24 (e)	400	516
7.38%, 09/18/37 (e)	400	521
5.63%, 02/26/44	200	222
Council Of Europe Development Bank, 1.63%, 03/10/20	500	509
European Investment Bank
1.00%, 08/17/17 - 06/15/18	2,200	2,205
1.13%, 08/15/18 - 08/15/19	1,500	1,506
1.88%, 03/15/19 - 02/10/25	1,000	1,016
1.25%, 05/15/19	750	755
1.38%, 06/15/20	340	343
4.00%, 02/16/21	500	561
2.50%, 04/15/21	400	422
Export Development Canada, 1.75%, 08/19/19	500	513
FMS Wertmanagement AoeR, 1.75%, 03/17/20	300	306
Inter-American Development Bank
1.25%, 01/16/18	300	302
1.13%, 08/28/18	500	503
3.88%, 02/14/20	700	769
2.13%, 01/15/25	500	520
4.38%, 01/24/44	100	133
International Bank for Reconstruction & Development
1.13%, 07/18/17	500	502
1.38%, 04/10/18 (e)	750	757
0.88%, 07/19/18 (e)	705	707
1.00%, 10/05/18	310	311
1.88%, 10/07/19 (e)	300	309
1.38%, 05/24/21	20	20
2.25%, 06/24/21	750	785
1.63%, 02/10/22	350	355
1.88%, 10/07/22	150	154
7.63%, 01/19/23	300	415
2.50%, 07/29/25	340	364
International Finance Corp.
2.13%, 11/17/17 (e)	500	510
0.63%, 12/21/17 (e)	500	499
1.63%, 07/16/20	500	510
Israel Government AID Bond, 5.50%, 04/26/24	142	180
Israel Government International Bond, 4.00%, 06/30/22	500	555
Italy Government International Bond
6.88%, 09/27/23	450	564
5.38%, 06/15/33	200	238
Japan Bank for International Cooperation
1.13%, 07/19/17	500	500
1.88%, 04/20/21	200	203
2.13%, 02/10/25	250	256
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	330
Kreditanstalt fur Wiederaufbau
0.88%, 12/15/17 - 04/19/18	980	982
1.00%, 01/26/18	350	351
1.13%, 08/06/18	750	755
1.50%, 02/06/19 - 06/15/21	915	929
1.75%, 10/15/19	300	307
1.88%, 06/30/20	620	638
2.75%, 09/08/20	500	532
1.63%, 03/15/21	220	224
2.63%, 01/25/22	700	746
2.50%, 11/20/24	300	319
2.00%, 05/02/25	680	697
0.00%, 06/29/37 (j)	300	174
Mexico Government International Bond
3.50%, 01/21/21 (e)	900	952
3.60%, 01/30/25	230	241
8.30%, 08/15/31 (e)	300	485
4.75%, 03/08/44	556	599
5.55%, 01/21/45	500	599
4.60%, 01/23/46	250	264
Nordic Investment Bank, 1.13%, 03/19/18	200	201
Panama Government International Bond
5.20%, 01/30/20	200	221
6.70%, 01/26/36	400	533
Peru Government International Bond
4.13%, 08/25/27	500	550
6.55%, 03/14/37 (e)	250	337
Philippine Government International Bond
6.50%, 01/20/20	400	465
4.20%, 01/21/24 (e)	500	572
9.50%, 02/02/30	400	684
Poland Government International Bond
5.00%, 03/23/22	500	562
3.00%, 03/17/23	500	509
Province of British Columbia, Canada, 6.50%, 01/15/26	70	96
Province of Manitoba, Canada, 3.05%, 05/14/24	350	379
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	342
Province of Ontario, Canada
3.15%, 12/15/17	300	310
1.20%, 02/14/18	500	503
3.20%, 05/16/24	300	327
Province of Quebec, Canada
7.50%, 07/15/23	100	135
7.13%, 02/09/24	250	332
2.88%, 10/16/24 (e)	300	320
Republic of Korea, 5.63%, 11/03/25 (e)	250	328
South Africa Government International Bond
5.50%, 03/09/20	200	216
4.67%, 01/17/24	200	207
5.38%, 07/24/44 (e)	250	262
Tennessee Valley Authority
5.50%, 07/18/17	450	473

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.38%, 04/01/56	300	418
Turkey Government International Bond
3.25%, 03/23/23	900	872
4.25%, 04/14/26	500	508
8.00%, 02/14/34 (e)	400	539
4.88%, 04/16/43	300	293
6.63%, 02/17/45 (e)	200	243
Uruguay Government International Bond
4.38%, 10/27/27	190	202
4.13%, 11/20/45	200	181
		46,792
U.S. Treasury Securities - 36.7%
U.S. Treasury Bond
8.88%, 08/15/17 (e)	175	191
8.13%, 08/15/19	1,500	1,842
8.50%, 02/15/20	1,000	1,275
8.13%, 08/15/21 (e)	800	1,083
7.25%, 08/15/22	1,000	1,362
6.25%, 08/15/23	780	1,046
6.88%, 08/15/25	580	851
6.00%, 02/15/26	1,650	2,325
6.13%, 11/15/27	950	1,403
5.50%, 08/15/28 (e)	240	343
5.25%, 11/15/28	291	410
6.25%, 05/15/30 (e)	180	283
5.38%, 02/15/31	1,310	1,943
4.50%, 02/15/36 (g)	1,475	2,125
4.38%, 02/15/38 - 05/15/41	2,888	4,114
3.50%, 02/15/39 (e)	230	290
4.25%, 05/15/39 - 11/15/40	3,574	5,003
4.50%, 08/15/39 (e)	1,114	1,611
3.88%, 08/15/40	1,195	1,587
4.75%, 02/15/41	1,565	2,350
3.75%, 08/15/41	678	885
3.13%, 11/15/41 - 08/15/44	5,444	6,423
3.00%, 05/15/42 (g)	1,855	2,144
2.75%, 08/15/42 - 11/15/42	2,618	2,885
2.88%, 05/15/43 - 08/15/45	3,775	4,244
3.63%, 08/15/43 - 02/15/44	5,575	7,195
3.75%, 11/15/43 (g)	3,250	4,291
3.38%, 05/15/44	2,540	3,133
3.00%, 11/15/44 - 11/15/45	8,305	9,557
2.50%, 02/15/45	2,535	2,642
2.50%, 02/15/46 (e)	2,620	2,731
2.50%, 05/15/46 (g)	1,200	1,252
U.S. Treasury Note
0.63%, 07/31/17 - 04/30/18	6,090	6,095
2.38%, 07/31/17 - 12/31/20	4,633	4,813
0.88%, 08/15/17 - 05/15/19	21,127	21,229
4.75%, 08/15/17	2,460	2,575
0.63%, 08/31/17 - 11/30/17 (e)	7,250	7,257
1.88%, 08/31/17 - 10/31/22	12,111	12,484
1.00%, 09/15/17 - 11/30/19	19,965	20,105
1.88%, 09/30/17 (e)	2,120	2,155
0.75%, 10/31/17 - 04/30/18	9,540	9,566
4.25%, 11/15/17	1,452	1,525
2.25%, 11/30/17 - 11/15/24 (e)	6,786	7,117
0.75%, 12/31/17 (e)	3,620	3,630
2.75%, 12/31/17 - 02/15/19	4,739	4,933
2.63%, 01/31/18 - 04/30/18	2,877	2,975
2.88%, 03/31/18	1,174	1,220
1.13%, 06/15/18 - 12/31/19 (e)	3,245	3,278
0.63%, 06/30/18 (g)	1,580	1,581
1.38%, 07/31/18 - 04/30/21	22,885	23,302
2.25%, 07/31/18 - 11/15/25	9,990	10,616
1.50%, 08/31/18 - 05/31/19 (e)	7,064	7,214
1.25%, 10/31/18 - 03/31/21	13,187	13,371
1.75%, 10/31/18 - 01/31/23	17,890	18,474
3.75%, 11/15/18 (e)	690	741
1.25%, 12/15/18 (g)	3,465	3,515
1.50%, 12/31/18 - 02/28/23	21,760	22,189
1.13%, 01/15/19 - 02/28/21	5,905	5,963
0.75%, 02/15/19 (g)	3,615	3,622
1.63%, 03/31/19 - 05/31/23	29,380	30,154
3.13%, 05/15/19 - 05/15/21	3,410	3,702
0.88%, 06/15/19 (g)	1,460	1,467
3.63%, 08/15/19 - 02/15/20	5,345	5,854
3.38%, 11/15/19	2,110	2,293
3.50%, 05/15/20	2,550	2,803
2.00%, 07/31/20 - 02/15/25	14,100	14,761
2.63%, 08/15/20 - 11/15/20 (e)	4,376	4,687
1.38%, 08/31/20 (e)	2,360	2,404
2.00%, 11/30/20 - 08/15/25 (e)	9,675	10,123
3.63%, 02/15/21 (e)	2,000	2,239
1.38%, 05/31/21 - 06/30/23 (g)	3,755	3,801
1.13%, 06/30/21 (g)	3,900	3,920
2.13%, 08/15/21 (e)	2,590	2,730
2.13%, 09/30/21 - 05/15/25	11,875	12,527
1.63%, 08/15/22 (e)	2,595	2,662
1.75%, 05/15/23 (e)	3,520	3,632
2.50%, 08/15/23	2,509	2,719
2.75%, 11/15/23 - 02/15/24 (e)	6,122	6,754
2.50%, 05/15/24 (e)	4,520	4,911
2.38%, 08/15/24 (e)	3,030	3,263
1.63%, 02/15/26 (g)	4,550	4,604
1.63%, 05/15/26 (e) (g)	4,760	4,821
		437,195

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.9%
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank
1.13%, 06/21/19	1,500	1,514
1.38%, 02/18/21	1,500	1,517
		3,031
Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
7.00%, 11/01/16	—	—
4.50%, 01/01/18 - 10/01/44	6,894	7,574
5.00%, 05/01/18 - 07/01/41	3,695	4,078
4.00%, 04/01/19 - 10/01/45	14,795	15,875
3.50%, 10/01/20 - 04/01/46	18,027	19,061
3.00%, 01/01/27 - 02/01/46	20,084	20,940
2.50%, 08/01/27 - 06/01/45	6,352	6,574
6.50%, 07/01/28 - 03/01/39	312	365
5.50%, 11/01/28 - 02/01/40	2,453	2,757
2.00%, 01/01/29 - 05/01/30	714	729
6.00%, 02/01/29 - 05/01/40	1,109	1,270
2.50%, 07/15/31, TBA (g)	200	207
6.10%, 01/01/37 (i)	9	9
2.40%, 10/01/43 (i)	274	282
3.00%, 08/15/45 - 07/15/46, TBA (g)	1,625	1,682
3.50%, 07/15/46, TBA (g)	6,925	7,301
4.00%, 07/15/46, TBA (g)	400	428
3.50%, 08/15/46, TBA (g)	475	500
4.50%, 08/15/46, TBA (g)	300	327
REMIC, 3.40%, 07/25/19	516	532
REMIC, 2.08%, 12/25/19	222	225
REMIC, 4.19%, 12/25/20 (i)	600	668
REMIC, 3.87%, 04/25/21	1,000	1,099
REMIC, 2.87%, 12/25/21	360	382
REMIC, 3.02%, 02/25/23	247	261
REMIC, 3.31%, 05/25/23 (i)	550	604
REMIC, 3.06%, 07/25/23 (i)	500	541
REMIC, 3.30%, 07/25/24	1,000	1,100

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
REMIC, 3.21%, 03/25/25	1,000	1,092
		96,463
Federal National Mortgage Association - 12.4%
Federal National Mortgage Association
6.50%, 09/01/16 - 12/01/38	631	741
6.00%, 11/01/16 - 09/01/39	1,960	2,250
5.50%, 01/01/17 - 02/01/42	3,565	4,042
5.00%, 10/01/17 - 05/01/44	5,490	6,121
4.50%, 02/01/18 - 01/01/45	11,421	12,495
4.00%, 07/01/18 - 01/01/46	22,195	23,833
3.50%, 08/01/21 - 02/01/46	27,483	29,094
2.50%, 12/01/21 - 04/01/46	9,145	9,460
3.00%, 11/01/26 - 06/01/46	30,996	32,342
2.00%, 09/01/28 - 05/01/30	951	968
3.00%, 08/15/30 - 08/15/46, TBA (g)	4,000	4,151
7.00%, 02/01/31 - 02/01/38	84	97
2.50%, 07/15/31 - 08/15/31, TBA (g)	800	827
7.50%, 11/01/37	5	7
2.96%, 06/01/40 (i)	74	79
3.58%, 08/01/40 (i)	70	74
2.77%, 01/01/41 (i)	117	123
3.42%, 05/01/41 (i)	106	112
2.42%, 10/01/42 (i)	68	70
2.17%, 05/01/43 (i)	285	293
2.70%, 11/01/43 (i)	161	167
2.43%, 01/01/46 (i)	196	203
3.50%, 07/15/46 - 08/15/46, TBA (g)	13,550	14,294
4.00%, 07/15/46, TBA (g)	4,500	4,824
4.50%, 07/15/46, TBA (g)	275	300
REMIC, 2.59%, 04/25/23 (i)	647	672
REMIC, 3.46%, 01/25/24 (i)	393	427
		148,066
Government National Mortgage Association - 8.1%
Government National Mortgage Association
4.00%, 12/15/24 - 04/20/46	16,506	17,718
4.50%, 04/20/26 - 04/20/46	8,988	9,846
3.50%, 05/15/26 - 09/20/45	14,247	15,172
3.00%, 04/15/27 - 01/20/46	12,725	13,338
2.50%, 09/20/27 - 07/20/43	1,062	1,096
3.00%, 05/20/29 - 08/15/46, TBA (g)	7,472	7,809
8.00%, 04/15/30	7	8
8.50%, 06/15/30 - 12/15/30	2	2
5.50%, 12/15/31 - 02/20/44	3,092	3,502
6.00%, 05/15/32 - 12/20/40	563	653
5.00%, 03/15/33 - 01/20/45	5,081	5,682
6.50%, 07/15/38	37	46
1.87%, 07/20/40 (i)	79	82
2.50%, 03/20/41 (i)	240	246
3.00%, 11/20/41 - 07/20/42 (i)	463	476
3.50%, 07/15/46 - 08/15/46, TBA (g)	19,525	20,718
4.00%, 08/15/46, TBA (g)	400	427
		96,821
Total Government and Agency Obligations (cost $832,943)		861,970

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 5.6%
JNL Money Market Fund, 0.26% (a) (h)	66,857	66,857

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	14,731	14,731

Total Short Term Investments (cost $81,588)		81,588

Total Investments - 106.5% (cost $1,224,242)		1,269,464
Total Forward Sales Commitments - (0.3%) (proceeds $3,549)		(3,569)
Other Assets and Liabilities, Net - (6.2%)		(73,523)
Total Net Assets - 100.0%		$1,192,372

FORWARD SALES COMMITMENTS - 0.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp.
4.50%, 07/15/31, TBA (g)	$120	$123
5.00%, 07/15/31, TBA (g)	200	205
		328
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 4.50%, 07/15/31, TBA (g)	100	103

Government National Mortgage Association - 0.3%
Government National Mortgage Association
5.00%, TBA 07/15/46 (g)	800	890
5.50%, TBA 07/15/46 (g)	2,000	2,248
		3,138
Total Forward Sales Commitments - 0.3% (proceeds $3,549)		$3,569

Portfolio Composition:	Percentage of Net Investments
Government Securities	40.9%
U.S. Government Agency MBS	26.9
Financials	8.4
Energy	2.7
Health Care	2.5
Consumer Discretionary	2.0
Information Technology	1.8
Utilities	1.7
Consumer Staples	1.7
Non-U.S. Government Agency ABS	1.6
Industrials	1.4
Telecommunication Services	1.1
Materials	0.8
Short Term Investments	6.5
Net Investments	100.0%

JNL Multi-Manager Alternative Fund (t)

	Shares/Par †	Value
COMMON STOCKS - 39.3%
CONSUMER DISCRETIONARY - 5.8%
Abercrombie & Fitch Co. - Class A	55	$976
American Eagle Outfitters Inc.	23	366
Best Buy Co. Inc. (o)	21	652
Big Lots Inc.	6	301
Bloomin’ Brands Inc.	34	602
Brunswick Corp.	6	281
Comcast Corp. - Class A (o)	10	626
Cooper Tire & Rubber Co.	9	256
D.R. Horton Inc. (o)	9	277
Darden Restaurants Inc.	31	1,932

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Discovery Communications Inc. - Class C (c) (o)	37	887
Genting Malaysia Bhd	222	246
GNC Holdings Inc. - Class A	44	1,069
Goodyear Tire & Rubber Co.	11	275
Groupon Inc. - Class A (c)	95	309
Italiaonline SpA (c)	38	80
J.C. Penney Co. Inc. (c)	113	1,007
JAKKS Pacific Inc. (c) (e)	2	14
Jarden Corp. (c) (f) (q)	56	3,487
KB Home	39	599
Lear Corp.	2	163
Liberty Braves Group - Class A (c)	12	177
Liberty Media Group - Class A (c)	23	436
Liberty SiriusXM Group - Class A (c)	55	1,729
Lululemon Athletica Inc. (c) (o)	13	923
Media General Inc. (c)	278	4,780
Mediaset SpA	207	723
Michael Kors Holdings Ltd.	5	257
Naspers Ltd. - Class N	24	3,739
Penn National Gaming Inc. (c)	31	431
PVH Corp.	6	537
Rent-A-Center Inc.	37	457
ServiceMaster Global Holdings Inc. (c)	3	100
Signet Jewelers Ltd. (o)	22	1,785
Sinclair Broadcast Group Inc. - Class A	17	496
Starwood Hotels & Resorts Worldwide Inc. (o)	67	4,972
Tegna Inc.	6	137
Telepizza Group SA (c)	71	438
Tempur Sealy International Inc. (c)	15	830
Vivendi SA	89	1,662
Wolters Kluwer NV	43	1,724
Wolverine World Wide Inc.	4	81
WPP Plc	59	1,223
		42,042
CONSUMER STAPLES - 2.0%
Anheuser-Busch InBev NV	17	2,291
Avon Products Inc.	72	273
Carlsberg A/S - Class B	18	1,691
Dean Foods Co.	75	1,353
Henkel AG & Co. KGaA	6	655
Kellogg Co. (o)	11	873
Lenta Ltd. - ADR (c) (r)	35	254
Molson Coors Brewing Co. - Class B (o)	21	2,117
Nu Skin Enterprises Inc. - Class A	38	1,751
Pilgrim’s Pride Corp.	21	538
Rite Aid Corp. (c) (o)	82	616
Seaboard Corp. (c)	—	258
SUPERVALU Inc. (c)	103	488
Tyson Foods Inc. - Class A (o)	10	635
Unilever NV - CVA	10	482
		14,275
ENERGY - 2.9%
Anadarko Petroleum Corp.	9	496
Apache Corp. (o)	14	796
Atwood Oceanics Inc.	46	572
Baytex Energy Corp.	62	360
Cenovus Energy Inc.	11	152
Columbia Pipeline Group Inc.	42	1,062
Continental Resources Inc. (c) (o)	12	557
CVR Energy Inc.	43	663
Denbury Resources Inc.	294	1,054
EnCana Corp.	60	468
Enerplus Corp.	163	1,072
ENI SpA	77	1,245
EP Energy Corp. - Class A (c)	136	706
Gazprom OAO - ADR	68	294
Halliburton Co.	16	711
Laredo Petroleum Holdings Inc. (c)	15	154
Lukoil PJSC - ADR	8	326
Noble Corp. Plc	168	1,388
Occidental Petroleum Corp.	3	233
Oneok Inc. (o)	5	237
Premier Oil Plc (c) (e)	238	242
QEP Resources Inc.	65	1,151
Rosneft OAO - GDR	31	158
Rowan Cos. Plc - Class A	83	1,457
Schlumberger Ltd. (o)	7	584
Seadrill Ltd. (c)	211	682
Showa Shell Sekiyu KK	88	823
Tesoro Corp. (o)	19	1,401
Unit Corp. (c)	11	171
Valero Energy Corp. (o)	20	1,010
Western Refining Inc.	40	829
		21,054
FINANCIALS - 6.1%
Alleghany Corp. (c)	1	531
Ally Financial Inc. (c)	53	910
American Capital Ltd. (c) (o)	113	1,795
American Express Co.	26	1,562
American International Group Inc.	50	2,661
AmTrust Financial Services Inc.	24	595
Annaly Capital Management Inc. (o)	116	1,285
Aon Plc - Class A	25	2,745
Apollo Residential Mortgage Inc.	1	11
Assured Guaranty Ltd.	83	2,103
AXA SA	64	1,259
Bank of America Corp.	128	1,698
Care Capital Properties Inc.	4	108
CIT Group Inc.	74	2,349
Citigroup Inc. (o)	78	3,302
Colony Starwood Homes (e)	4	110
E*TRADE Financial Corp. (c)	17	409
Encore Capital Group Inc. (c) (e) ‡	2	39
First Niagara Financial Group Inc. (o)	423	4,118
Forest City Realty Trust Inc. - Class A	1	30
Four Corners Property Trust Inc.	12	253
FXCM Inc. - Class A (c)	—	3
General Growth Properties Inc. (o)	7	215
Genworth Financial Inc. - Class A (c)	259	667
Goldman Sachs Group Inc. (o)	2	253
Gramercy Property Trust (e)	—	3
Groupe Bruxelles Lambert SA	15	1,254
Hartford Financial Services Group Inc. (o)	2	71
Legg Mason Inc.	20	580
Leucadia National Corp.	96	1,658
Lincoln National Corp. (o)	15	585
LPL Financial Holdings Inc.	22	503
Mack-Cali Realty Corp.	38	1,023
MetLife Inc. (o)	3	127
Navient Corp.	180	2,149
Nelnet Inc. - Class A	23	796
Pacific Holdings Group Plc (c) (f)	467	—
Primecity Investment Plc (c)	—	1
Prudential Financial Inc. (o)	17	1,241
Public Storage (o)	4	1,035
Santander Consumer USA Holdings Inc. (c)	61	634
Sun Life Financial Inc.	14	443
Synchrony Financial (c) (o)	31	776
The Governor & Co. of the Bank of Ireland (c)	2,892	596
Unum Group	8	258
Urban Edge Properties	7	203
WL Ross Holding Corp. (c) (f) (p) (q)	13	52

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
WL Ross Nexeo Holding Corp. (c) (f) (p) (q)	95	815
WLRS Fund I LLC (c) (f) (p) (q)	—	36
		43,850
HEALTH CARE - 4.5%
Alere Inc. (c) (o)	14	573
Allergan Plc (c) ‡	9	2,029
Biogen Inc. (c) (o)	1	256
BioMarin Pharmaceutical Inc. (c)	5	371
Celgene Corp. (c) (o)	13	1,252
Cepheid Inc. (c)	12	369
Charles River Laboratories International Inc. (c)	3	223
Community Health Systems Inc. (c)	47	566
Exelixis Inc. (c) (e)	155	1,209
Gilead Sciences Inc. (o)	23	1,885
HCA Holdings Inc. (c) (o)	5	416
Hologic Inc. (c) (o)	36	1,253
Innoviva Inc. ‡	21	225
Jazz Pharmaceuticals Plc (c)	7	954
Ligand Pharmaceuticals Inc. (c)	5	596
Merck & Co. Inc. (o)	12	663
Mylan NV (c) (o)	12	502
Myriad Genetics Inc. (c)	46	1,420
Neurocrine Biosciences Inc. (c)	9	411
Novartis AG	10	843
PDL BioPharma Inc.	127	399
Portola Pharmaceuticals Inc. (c) (e)	26	603
Premier Inc. - Class A (c)	29	932
Prestige Brands Holdings Inc. (c)	14	781
Quorum Health Corp. (c)	14	150
Sequenom Inc. (c) (e)	7	7
Shire Plc	58	3,569
St. Jude Medical Inc. (o)	56	4,390
Thermo Fisher Scientific Inc.	8	1,121
United Therapeutics Corp. (c)	7	699
Veeva Systems Inc. - Class A (c)	23	775
WellCare Health Plans Inc. (c)	10	1,062
Zoetis Inc. - Class A (o)	44	2,069
		32,573
INDUSTRIALS - 4.9%
Abertis Infraestructuras SA (r)	118	1,739
Aegean Marine Petroleum Network Inc.	—	1
AGCO Corp.	2	80
Allison Transmission Holdings Inc.	37	1,047
Asciano Group	577	3,829
Boeing Co. (o)	3	403
Delta Air Lines Inc. (o)	2	84
Deluxe Corp.	7	458
Dycom Industries Inc. (c)	—	30
Eiffage SA	18	1,301
Esterline Technologies Corp. (c)	15	953
Fanuc Ltd.	8	1,301
FTI Consulting Inc. (c)	9	358
General Cable Corp.	34	430
General Electric Co.	45	1,422
Huntington Ingalls Industries Inc.	5	807
Jardine Strategic Holdings Ltd.	14	429
Joy Global Inc.	69	1,463
Kennametal Inc.	56	1,243
Manitowoc Co. Inc.	88	482
Meggitt Plc	228	1,238
Navistar International Corp. (c) (e)	1	16
Owens Corning Inc.	9	443
Pitney Bowes Inc.	14	255
Ritchie Bros. Auctioneers Inc.	16	554
RR Donnelley & Sons Co.	52	883
Spirit Aerosystems Holdings Inc. - Class A (c)	13	546
Spotless Group Holdings Ltd.	914	774
SPX Corp.	24	362
Swift Transporation Co. - Class A (c)	51	789
Trinity Industries Inc. (e) ‡	12	225
Tyco International Plc (o)	177	7,559
United Technologies Corp.	29	2,964
Vinci SA	12	853
West Corp.	11	216
		35,537
INFORMATION TECHNOLOGY - 9.5%
Advanced Micro Devices Inc. (c)	298	1,530
Akamai Technologies Inc. (c) (o)	6	324
Alphabet Inc. - Class A (c)	1	831
Alphabet Inc. - Class C (c) (o)	4	2,428
Analog Devices Inc.	20	1,133
Arista Networks Inc. (c)	19	1,249
Baidu.com - ADR - Class A (c)	2	248
CACI International Inc. - Class A (c)	4	335
Cisco Systems Inc. (o)	127	3,630
Citrix Systems Inc. (c) (o)	24	1,922
eBay Inc. (c) (o)	29	670
EMC Corp. (o)	266	7,229
Facebook Inc. - Class A (c) (o)	17	1,954
GoDaddy Inc. - Class A (c)	11	352
HP Inc. (o)	108	1,352
IAC/InterActiveCorp.	10	552
Intel Corp. (o)	40	1,296
j2 Global Inc.	9	537
Juniper Networks Inc.	34	760
KLA-Tencor Corp.	70	5,159
Leidos Holdings Inc.	39	1,886
LinkedIn Corp. - Class A (c) (o) ‡	36	6,876
Markit Ltd. (c)	6	198
Microsoft Corp.	41	2,122
NCR Corp. (c)	27	741
NetApp Inc.	27	664
Nuance Communications Inc. (c)	113	1,772
Nvidia Corp. (o)	26	1,218
Oracle Corp.	103	4,210
QLIK Technologies Inc. (c)	36	1,079
QUALCOMM Inc. (o)	33	1,780
TE Connectivity Ltd.	29	1,675
Tech Data Corp. (c)	8	596
Teradata Corp. (c)	70	1,750
Teradyne Inc.	4	85
Ubiquiti Networks Inc. (c)	15	576
VeriSign Inc. (c) (o)	14	1,236
Xerox Corp. (o)	118	1,122
Yahoo! Inc. (c) (o)	152	5,710
		68,787
MATERIALS - 3.1%
Alcoa Inc. (o) ‡	289	2,678
Barrick Gold Corp.	128	2,737
Cabot Corp.	32	1,461
Cemex SAB de CV - ADR (c) ‡	14	85
Chemours Co.	15	124
Commercial Metals Co.	65	1,090
Domtar Corp.	3	109
Dow Chemical Co.	1	33
Greif Inc. - Class A	20	745
Ingevity Corp. (c)	6	194
Kinross Gold Corp. (c)	255	1,246
LyondellBasell Industries NV - Class A (o)	9	670
MMC Norilsk Nickel - ADR	23	314
Owens-Illinois Inc. (c)	50	909
Syngenta AG - ADR	54	4,126

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Teck Resources Ltd. - Class B	67	877
Valspar Corp.	19	2,009
West China Cement Ltd. (c) (f)	16,100	2,221
Yamana Gold Inc.	101	526
		22,154
TELECOMMUNICATION SERVICES - 0.2%
CenturyLink Inc. (o)	36	1,056
Verizon Communications Inc. (o)	4	234
		1,290
UTILITIES - 0.3%
Calpine Corp. (c)	21	307
E.ON SE	205	2,070
NRG Energy Inc.	15	217
		2,594
Total Common Stocks (cost $284,511)		284,156

PREFERRED STOCKS - 0.1%
CONSUMER STAPLES - 0.1%
Bunge Ltd., 4.88% (e) (m) (v)	6	584

ENERGY - 0.0%
Surgutneftegas OAO	211	127

INDUSTRIALS - 0.0%
CEVA Holdings LLC - Series A-2 (c) (f)	—	94
Total Preferred Stocks (cost $939)		805

WARRANTS - 0.0%
TORM A/S (c) (f)	4	9
Total Warrants (cost $69)		9

PURCHASED OPTIONS - 0.0%
10-Year U.S. Treasury Note Future Call Option, Strike Price 132.50, Expiration 07/22/16	30	28
10-Year U.S. Treasury Note Future Call Option, Strike Price 139.50, Expiration 07/22/16	22	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 141, Expiration 07/22/16	269	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 142, Expiration 07/22/16	39	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 142, Expiration 08/26/16	63	2
10-Year U.S. Treasury Note Future Call Option, Strike Price 142.50, Expiration 08/26/16	114	4
10-Year U.S. Treasury Note Future Call Option, Strike Price 144, Expiration 07/22/16	112	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 144.50, Expiration 08/26/16	4	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 145, Expiration 08/26/16	55	1
10-Year U.S. Treasury Note Future Call Option, Strike Price 145.50, Expiration 08/26/16	57	1
10-Year U.S. Treasury Note Future Call Option, Strike Price 146, Expiration 08/26/16	156	2
10-Year U.S. Treasury Note Future Put Option, Strike Price 132.50, Expiration 07/22/16	30	13
10-Year U.S. Treasury Note Future Put Option, Strike Price 133, Expiration 07/22/16	31	20
2-Year U.S. Treasury Note Future Put Option, Strike Price 107.63, Expiration 08/26/16	33	—
2-Year U.S. Treasury Note Future Put Option, Strike Price 108.25, Expiration 07/22/16	7	—
5-Year U.S. Treasury Note Future Call Option, Strike Price 122, Expiration 07/22/16	30	14
5-Year U.S. Treasury Note Future Call Option, Strike Price 122.25, Expiration 07/22/16	30	10
5-Year U.S. Treasury Note Future Put Option, Strike Price 115, Expiration 07/22/16	610	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 116.50, Expiration 08/26/16	43	1
5-Year U.S. Treasury Note Future Put Option, Strike Price 116.75, Expiration 07/22/16	7	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 117, Expiration 07/22/16	15	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 117, Expiration 08/26/16	31	1
5-Year U.S. Treasury Note Future Put Option, Strike Price 117.25, Expiration 07/22/16	62	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 117.50, Expiration 07/22/16	221	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 117.75, Expiration 07/22/16	176	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 118, Expiration 07/22/16	199	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 118.25, Expiration 07/22/16	88	1
5-Year U.S. Treasury Note Future Put Option, Strike Price 118.50, Expiration 07/22/16	3	—
Aegean Marine Petroleum Network Inc. Call Option, Strike Price 10, Expiration 09/16/16	66	—
AK Steel Holding Corp. Call Option, Strike Price 4.50, Expiration 07/15/16	73	2
AK Steel Holding Corp. Call Option, Strike Price 6, Expiration 09/16/16	183	3
Alcoa Inc. Put Option, Strike Price 6, Expiration 07/15/16	198	—
Allergan Plc Put Option, Strike Price 205, Expiration 08/19/16	11	4
Allergan Plc Put Option, Strike Price 210, Expiration 08/19/16	23	10
Allscripts Healthcare Solutions Inc. Call Option, Strike Price 15, Expiration 09/16/16	92	1
Altra Industrial Motion Corp. Call Option, Strike Price 30, Expiration 10/21/16	33	2
AmTrust Financial Services Inc. Call Option, Strike Price 28.75, Expiration 09/16/16	50	1
Ascent Capital Group Inc. Call Option, Strike Price 17.50, Expiration 07/15/16	33	3
Atlas Air Worldwide Holdings Inc. Call Option, Strike Price 55, Expiration 11/18/16	69	7
Australian Dollar Future Put Option, Strike Price 0.64, Expiration 08/05/16	11	—
Blucora Inc. Call Option, Strike Price 10, Expiration 07/15/16	59	3
Bunge Ltd. Call Option, Strike Price 75, Expiration 10/21/16	19	—
Canadian Dollar Future Put Option, Strike Price 0.71, Expiration 08/05/16	70	1
Cemex SAB de CV Call Option, Strike Price 7, Expiration 07/15/16	366	1
Emergent BioSolutions Inc. Call Option, Strike Price 35, Expiration 08/19/16	106	8
Encore Capital Group Inc. Call Option, Strike Price 30, Expiration 07/15/16	7	—
Encore Capital Group Inc. Call Option, Strike Price 35, Expiration 09/16/16	48	1
Euro FX Currency Future Call Option, Strike Price 1.24, Expiration 07/08/16	76	1
Euro FX Currency Future Put Option, Strike Price 1.14, Expiration 07/08/16	2	7
Greenbrier Companies Inc. Call Option, Strike Price 35, Expiration 09/16/16	64	3

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Iconix Brand Group Inc. Call Option, Strike Price 10, Expiration 08/19/16	66	1
Innoviva Inc. Call Option, Strike Price 12.50, Expiration 09/16/16	37	2
Japanese Yen Future Call Option, Strike Price 1.10, Expiration 07/08/16	104	1
Japanese Yen Future Put Option, Strike Price 0.91, Expiration 07/08/16	3	—
Japanese Yen Future Put Option, Strike Price 0.92, Expiration 07/08/16	3	—
Japanese Yen Future Put Option, Strike Price 0.93, Expiration 07/08/16	3	—
Japanese Yen Future Put Option, Strike Price 0.94, Expiration 07/08/16	3	—
Japanese Yen Future Put Option, Strike Price 0.95, Expiration 08/05/16	3	3
Japanese Yen Future Put Option, Strike Price 0.96, Expiration 08/05/16	4	6
MercadoLibre Inc. Call Option, Strike Price 145, Expiration 07/15/16	53	10
Mexican Peso versus USD Put Option, Strike Price MXN 18.30, Expiration 09/06/16, CGM	1,235,000	25
Mexican Peso versus USD Put Option, Strike Price MXN 18.31, Expiration 09/06/16, CGM	1,235,000	26
Mexican Peso versus USD Put Option, Strike Price MXN 18.40, Expiration 09/14/16, BOA	830,000	20
Micron Technology Inc. Call Option, Strike Price 15, Expiration 07/05/16	19	—
NetSuite Inc. Call Option, Strike Price 90, Expiration 07/15/16	13	—
Red Hat Inc. Call Option, Strike Price 90, Expiration 09/16/16	44	1
Trinity Industries Inc. Call Option, Strike Price 22, Expiration 07/15/16	33	—
Twitter Inc. Call Option, Strike Price 17, Expiration 09/16/16	55	9
U.S. Treasury Long Bond Future Put Option, Strike Price 141, Expiration 07/22/16	21	—
U.S. Treasury Long Bond Future Put Option, Strike Price 148, Expiration 08/26/16	5	—
U.S. Treasury Long Bond Future Put Option, Strike Price 149, Expiration 08/26/16	1	—
U.S. Treasury Long Bond Future Put Option, Strike Price 150, Expiration 08/26/16	175	5
U.S. Treasury Long Bond Future Put Option, Strike Price 151, Expiration 08/26/16	10	—
U.S. Treasury Long Bond Future Put Option, Strike Price 154, Expiration 07/22/16	61	—
U.S. Treasury Long Bond Future Put Option, Strike Price 171, Expiration 07/22/16	6	7
Web.com Group Inc. Call Option, Strike Price 22.50, Expiration 09/16/16	44	1
WebMD Health Corp. Call Option, Strike Price 70, Expiration 09/16/16	55	3
Workday Inc. Call Option, Strike Price 82.50, Expiration 09/16/16	11	3
Total Purchased Options (cost $402)		279

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$167	172
Chevy Chase Funding LLC Mortgage-Backed Certificates REMIC, 0.92%, 05/25/35 (i) (r)	556	407
CHL Mortgage Pass-Through Trust REMIC, 0.89%, 05/25/35 (i)	127	84
Countrywide Asset-Backed Certificates REMIC, 0.95%, 08/26/33 (i)	231	204
Countrywide Home Equity Loan Trust, 0.66%, 02/15/29 (i)	386	339
Fannie Mae Connecticut Avenue Securities, 5.45%, 07/25/25 (i) (r)	180	182
First Horizon Mortgage Pass-Through Trust REMIC, 2.90%, 04/25/35 (i)	599	441
GreenPoint Mortgage Funding Trust REMIC, 0.73%, 11/25/45 (i)	736	405
IndyMac IMSC Mortgage Loan Trust REMIC, 0.63%, 07/25/37 (i)	474	292
Miran Mid-Atlantic Pass-Through Trust, 10.06%, 12/30/28	136	129
Morgan Stanley Resecuritization Trust, 0.67%, 05/27/37 (i) (r)	160	96
Nelnet Student Loan Trust, 2.12%, 04/25/17 (i)	190	190
RAMP Trust REMIC, 0.80%, 08/25/36 (i)	350	263
SLM Student Loan Trust
2.29%, 01/24/17 (i)	250	250
1.04%, 04/25/23 (i)	350	334
2.34%, 07/25/23 (i)	153	153
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,015)		3,941

CORPORATE BONDS AND NOTES - 17.7%
CONSUMER DISCRETIONARY - 2.7%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (r)	190	197
AA Bond Co. Ltd., 5.50%, 07/31/22, GBP	150	190
Amazon.com Inc., 4.95%, 12/05/44	40	49
American Axle & Manufacturing Inc., 6.63%, 10/15/22	80	86
Ascent Capital Group Inc., 4.00%, 07/15/20 (v)	114	65
Carriage Services Inc., 2.75%, 03/15/21 (v)	330	388
CCO Holdings LLC
5.88%, 04/01/24 (r)	571	595
5.38%, 05/01/25 (r)	70	71
5.75%, 02/15/26 (r)	50	52
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	769	778
Cequel Communications Holdings I LLC, 5.13%, 12/15/21 (r)	672	640
Charter Communications Operating LLC
4.91%, 07/23/25 (r)	680	741
6.83%, 10/23/55 (r)	380	452
Cinemark USA Inc., 4.88%, 06/01/23	510	504
Comcast Corp., 6.45%, 03/15/37	70	96
DISH DBS Corp.
4.25%, 04/01/18	760	775
7.88%, 09/01/19	50	55
5.13%, 05/01/20	50	51
Family Tree Escrow LLC, 5.75%, 03/01/23 (r)	100	106
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	30	31
5.00%, 05/31/26	170	173
HD Supply Inc., 5.75%, 04/15/24 (r)	473	492
Iconix Brand Group Inc., 1.50%, 03/15/18 (v)	1,113	900
JAKKS Pacific Inc., 4.25%, 08/01/18 (v)	603	634
LGI Homes Inc., 4.25%, 11/15/19 (v)	177	274
Liberty Interactive LLC, 1.00%, 09/30/43 (r)	696	606
Liberty Media Corp., 1.38%, 10/15/23 (v)	96	95
LIN Television Corp., 5.88%, 11/15/22	1,500	1,507
Live Nation Entertainment Inc., 2.50%, 05/15/19 (v)	362	363
M/I Homes Inc., 3.25%, 09/15/17 (v)	602	605
McDonald’s Corp., 4.88%, 12/09/45	110	128

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Meritage Homes Corp., 1.88%, 09/15/32 (v)	1,371	1,363
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (r)	183	194
NCL Corp. Ltd., 4.63%, 11/15/20 (r)	50	50
Netflix Inc., 5.88%, 02/15/25	80	84
Newell Rubbermaid Inc., 4.20%, 04/01/26 (l)	110	119
Numericable Group SA
6.00%, 05/15/22 (r)	410	399
5.63%, 05/15/24, EUR	110	123
6.25%, 05/15/24 (r)	200	191
Numericable-SFR SA, 7.38%, 05/01/26 (r)	510	504
Ryland Group Inc., 0.25%, 06/01/19 (v)	1,196	1,107
Sabre GLBL Inc., 5.25%, 11/15/23 (r)	332	338
Shea Homes LP, 6.13%, 04/01/25 (r)	110	109
Shutterfly Inc., 0.25%, 05/15/18 (e) (v)	660	654
Standard Pacific Corp., 1.25%, 08/01/32 (v)	186	200
Time Warner Cable Inc.
6.55%, 05/01/37	20	23
7.30%, 07/01/38	20	25
5.88%, 11/15/40	40	44
Toll Brothers Finance Corp., 0.50%, 09/15/32	806	789
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25, EUR	380	424
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	690	707
Vitamin Shoppe Inc., 2.25%, 12/01/20 (r) (v)	395	391
Whitbread Group Plc, 3.38%, 10/16/25, GBP	290	403
		19,940
CONSUMER STAPLES - 0.4%
Altria Group Inc., 10.20%, 02/06/39 (l)	200	371
Constellation Brands Inc., 4.75%, 11/15/24	120	127
CVS Health Corp., 5.13%, 07/20/45	90	111
Elizabeth Arden Inc., 7.38%, 03/15/21	631	642
HJ Heinz Co., 5.20%, 07/15/45 (r)	150	178
Kraft Heinz Foods Co., 4.13%, 07/01/27, GBP	280	410
Reynolds American Inc., 5.85%, 08/15/45	180	230
Rite Aid Corp., 6.75%, 06/15/21	533	561
		2,630
ENERGY - 2.4%
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	49
5.55%, 03/15/26	80	88
4.50%, 07/15/44	110	101
Apache Corp.
4.75%, 04/15/43	1,210	1,245
4.25%, 01/15/44	650	630
Berry Petroleum Co., 0.00%, 11/01/20 (c) (d)	40	14
Blue Racer Midstream LLC, 6.13%, 11/15/22 (r)	110	104
California Resources Corp., 6.00%, 11/15/24	410	201
Chesapeake Energy Corp.
4.88%, 04/15/22	200	127
5.75%, 03/15/23	80	51
Cobalt International Energy Inc., 2.63%, 12/01/19 (v)	651	244
Concho Resources Inc., 6.50%, 01/15/22	100	102
CONSOL Energy Inc.
5.88%, 04/15/22	900	786
8.00%, 04/01/23	500	443
Crestwood Midstream Partners LP, 6.13%, 03/01/22	170	156
DCP Midstream LLC, 4.75%, 09/30/21 (r)	150	140
Devon Energy Corp.
5.85%, 12/15/25	510	563
5.00%, 06/15/45	50	47
Ecopetrol SA
5.88%, 09/18/23	260	268
4.13%, 01/16/25	550	498
5.38%, 06/26/26	160	156
5.88%, 05/28/45	210	182
Energy Transfer Equity LP, 5.88%, 01/15/24	140	136
Ensco Plc, 5.20%, 03/15/25	20	14
EP Energy LLC
9.38%, 05/01/20	50	35
6.38%, 06/15/23	180	108
Exxon Mobil Corp., 4.11%, 03/01/46	130	146
Genesis Energy LP, 6.75%, 08/01/22	170	165
Globe Luxembourg SCA, 9.63%, 05/01/18 (k) (r)	200	166
Green Plains Inc., 3.25%, 10/01/18 (v)	369	412
Halliburton Co.
3.80%, 11/15/25	110	114
4.85%, 11/15/35	150	163
5.00%, 11/15/45	230	251
Kerr-McGee Corp., 6.95%, 07/01/24	120	139
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	59
4.25%, 09/01/24	60	61
Kinder Morgan Inc., 5.30%, 12/01/34	40	39
Laredo Petroleum Inc., 7.38%, 05/01/22	30	30
MEG Energy Corp.
6.50%, 03/15/21 (r)	90	70
7.00%, 03/31/24 (r)	60	46
MPLX LP
4.88%, 12/01/24 (r)	180	175
4.88%, 06/01/25 (r)	40	39
Murray Energy Corp., 11.25%, 04/15/21 (r)	160	45
Oasis Petroleum Inc.
6.50%, 11/01/21	40	37
6.88%, 03/15/22	50	46
Occidental Petroleum Corp., 4.63%, 06/15/45	140	156
Oneok Inc., 7.50%, 09/01/23	130	138
Paramount Resources Ltd., 6.88%, 06/30/23 (r)	250	196
Parsley Energy LLC, 7.50%, 02/15/22 (r)	50	52
Petrobras Global Finance BV
5.63%, 05/20/43	260	185
6.85%, 06/05/15	380	289
Petroleos Mexicanos, 6.38%, 01/23/45	390	392
Precision Drilling Corp.
6.63%, 11/15/20	340	311
6.50%, 12/15/21	170	153
Pride International Inc., 6.88%, 08/15/20	70	67
QEP Resources Inc., 5.25%, 05/01/23	30	28
Range Resources Corp., 4.88%, 05/15/25	150	143
Renewable Energy Group Inc., 4.00%, 06/15/36 (r) (v)	360	355
Rice Energy Inc.
6.25%, 05/01/22	270	268
7.25%, 05/01/23	80	81
Rockies Express Pipeline LLC
5.63%, 04/15/20 (r)	100	100
6.88%, 04/15/40 (r)	110	105
RSP Permian Inc., 6.63%, 10/01/22	70	72
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	580	578
5.88%, 06/30/26 (r)	522	521
Sanchez Energy Corp., 6.13%, 01/15/23	180	139
Schlumberger Holdings Corp., 4.00%, 12/21/25 (r)	280	301
Seven Generations Energy Ltd., 6.75%, 05/01/23 (r)	520	524
Shelf Drilling Holdings Ltd., 8.63%, 11/01/18 (r)	170	125
Solazyme Inc., 5.00%, 10/01/19 (v)	645	325
Summit Midstream Holdings LLC, 5.50%, 08/15/22	200	172

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Targa Resources Partners LP
4.13%, 11/15/19	95	94
6.75%, 03/15/24 (r)	100	103
Teine Energy Ltd., 6.88%, 09/30/22 (r)	60	59
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (r)	170	212
Tullow Oil Plc, 6.25%, 04/15/22	600	477
Weatherford International Ltd., 5.88%, 07/01/21 (e)	1,197	1,301
Whiting Petroleum Corp.
1.25%, 04/01/20 (e) (v)	364	288
6.25%, 04/01/23	296	265
Williams Cos. Inc., 4.55%, 06/24/24	39	36
WPX Energy Inc., 8.25%, 08/01/23	150	150
		17,452
FINANCIALS - 4.5%
ACE INA Holdings Inc.
3.35%, 05/03/26	30	32
4.35%, 11/03/45	120	138
AerCap Ireland Capital Ltd., 4.63%, 07/01/22	150	154
Ally Financial Inc., 8.00%, 11/01/31	20	23
Altice Financing SA
6.63%, 02/15/23 (r)	200	196
7.50%, 05/15/26 (r)	260	255
Altice US Finance I Corp., 5.50%, 05/15/26 (r)	585	585
American Residential Properties OP LP, 3.25%, 11/15/18	299	360
AmTrust Financial Services Inc., 2.75%, 12/15/44 (v)	1,013	775
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	400	428
4.70%, 02/01/36	240	270
4.90%, 02/01/46	510	597
BAC Capital Trust XIV, 4.00%, (callable at 100 beginning 08/03/16) (m)	1,540	1,152
Bank of America Corp.
4.25%, 10/22/26	280	291
5.00%, 01/21/44	220	255
Barclays Bank Plc, 7.63%, 11/21/22	200	215
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (m) (r)	200	196
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (m)	1,530	1,496
4.60%, 03/09/26	210	222
4.45%, 09/29/27	200	206
8.13%, 07/15/39	51	80
5.30%, 05/06/44	220	238
4.65%, 07/30/45	220	242
Compass Bank, 3.88%, 04/10/25	280	269
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/01/43	290	342
5.25%, 08/04/45	250	279
Cowen Group Inc., 3.00%, 03/15/19 (v)	255	229
Credit Agricole SA
8.12% (callable at 100 beginning 12/23/25) (m) (r)	200	199
4.38%, 03/17/25 (r)	550	556
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	550	548
Diamond 1 Finance Corp.
3.48%, 06/01/19 (r)	300	307
4.42%, 06/15/21 (r)	290	298
Element Financial Corp.
5.13%, 06/30/19 (v), CAD	651	543
4.25%, 06/30/20 (r) (v), CAD	1,659	1,300
Encore Capital Group Inc.
3.00%, 11/27/17 (v)	772	756
2.88%, 03/15/21 (v)	60	42
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	1,165	1,134
Forest City Enterprises Inc.
4.25%, 08/15/18 (v)	184	213
3.63%, 08/15/20 (v)	1,492	1,625
FXCM Inc., 2.25%, 06/15/18 (v)	784	274
General Electric Capital Corp., 5.88%, 01/14/38	100	135
Glencore Funding LLC
3.13%, 04/29/19 (r)	100	98
2.88%, 04/16/20 (r)	230	216
4.63%, 04/29/24 (r)	200	187
Goldman Sachs Capital II, 4.00%, (callable at 100 beginning 08/18/16) (m)	208	156
Goldman Sachs Capital III, 4.00%, (callable at 100 beginning 08/08/16) (m)	150	112
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	72
6.75%, 10/01/37	190	235
5.15%, 05/22/45	490	511
4.75%, 10/21/45	60	66
GPT Property Trust LP, 3.75%, 03/15/19	87	109
Grupo Isolux Corsan Finance BV, 6.63%, 04/15/21, EUR	550	95
HSBC Holdings Plc
6.37% (callable at 100 beginning 09/17/24) (m) (v)	200	189
4.25%, 08/18/25	200	202
4.30%, 03/08/26	200	212
5.25%, 03/14/44	400	422
Iron Mountain Inc., 6.00%, 10/01/20 (r)	150	158
JPMorgan Chase & Co., 6.12%, (callable at 100 beginning 04/30/24) (m)	600	622
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (v)	250	195
Quicken Loans Inc., 5.75%, 05/01/25 (r)	20	19
Redwood Trust Inc., 4.63%, 04/15/18 (v)	802	792
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	1,930	1,883
RWT Holdings Inc., 5.63%, 11/15/19	140	137
Standard Chartered Plc, 5.70%, 03/26/44 (r)	600	610
Starwood Property Trust Inc.
3.75%, 10/15/17 (e) (v)	646	651
4.55%, 03/01/18 (v)	1,106	1,152
Starwood Waypoint Residential Trust
4.50%, 10/15/17 (v)	1,085	1,194
3.00%, 07/01/19 (v)	447	493
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	300	333
UBS AG, 5.13%, 05/15/24	200	203
UBS Group AG, 7.00%, (callable at 100 beginning 02/19/25) (m)	200	203
Vereit Inc., 3.00%, 08/01/18	428	423
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/18/16) (m)	1,760	1,738
Walter Investment Management Corp.
4.50%, 11/01/19 (v)	200	77
7.88%, 12/15/21	200	98
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (m)	60	62
3.55%, 09/29/25	250	267
4.30%, 07/22/27	290	313
4.65%, 11/04/44	140	147
ZF North America Capital Inc., 4.50%, 04/29/22 (r)	160	162
		32,269

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 2.1%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24	522	530
Aceto Corp., 2.00%, 11/01/20 (r) (v)	578	536
Actavis Funding SCS, 4.55%, 03/15/35	10	10
Alere Inc., 6.50%, 06/15/20	240	239
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20 (v)	217	217
AMAG Pharmaceuticals Inc., 2.50%, 02/15/19 (v)	34	37
Celgene Corp., 5.00%, 08/15/45	90	99
Community Health Systems Inc., 5.13%, 08/15/18	189	192
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	70	69
DJO Finco LLC, 8.13%, 06/15/21 (r)	300	259
Exelixis Inc., 4.25%, 08/15/19 (v)	471	698
Gilead Sciences Inc., 3.65%, 03/01/26	110	120
HCA Inc.
5.38%, 02/01/25	20	21
5.88%, 02/15/26	40	42
5.25%, 06/15/26	10	10
HealthSouth Corp., 2.00%, 12/01/43 (e) (v)	300	350
Hologic Inc., 0.00%, 12/15/43 (k) (v)	41	50
Illumina Inc., 0.50%, 06/15/21 (e) (v)	471	470
Integra LifeSciences Holdings Corp., 1.63%, 12/15/16 (v)	702	1,065
Medicines Co., 2.75%, 07/15/23 (e) (r) (v)	1,177	1,128
Medtronic Inc., 4.63%, 03/15/45	40	47
Molina Healthcare Inc., 1.63%, 08/15/44 (v)	882	958
Nipro Corp., 0.00%, 01/29/21 (j) (v), JPY	50,000	523
NuVasive Inc., 2.25%, 03/15/21 (r) (v)	1,157	1,370
PDL BioPharma Inc., 4.00%, 02/01/18 (v)	517	490
Quidel Corp., 3.25%, 12/15/20 (e) (v)	186	172
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (r)	346	355
Tenet Healthcare Corp.
5.00%, 03/01/19	575	556
8.00%, 08/01/20	1,591	1,629
8.13%, 04/01/22	110	113
Theravance Inc., 2.13%, 01/15/23 (v)	511	404
Universal Hospital Services Inc., 7.63%, 08/15/20	120	110
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (r)	30	26
6.38%, 10/15/20 (r)	320	275
7.50%, 07/15/21 (r)	70	62
5.50%, 03/01/23 (r)	150	120
4.50%, 05/15/23, EUR	625	524
5.88%, 05/15/23 (r)	280	226
6.13%, 04/15/25 (r)	671	538
Wright Medical Group Inc., 2.00%, 02/15/20 (v)	408	373
Wright Medical Group NV, 2.25%, 11/15/21 (r) (v)	552	568
		15,581
INDUSTRIALS - 1.1%
ADT Corp.
3.50%, 07/15/22	270	247
4.13%, 06/15/23	447	419
Aegean Marine Petroleum Network Inc., 4.00%, 11/01/18 (v)	483	379
Altra Industrial Motion Corp., 2.75%, 03/01/31 (v)	186	210
Bombardier Inc.
7.75%, 03/15/20 (r)	102	100
5.75%, 03/15/22 (r)	100	85
6.00%, 10/15/22 (r)	100	86
6.13%, 01/15/23 (r)	200	171
7.50%, 03/15/25 (r)	400	346
CBC Ammo LLC, 7.25%, 11/15/21 (r)	20	17
Dycom Industries Inc., 0.75%, 09/15/21 (r) (v)	983	1,119
Eversholt Funding Plc, 6.36%, 12/02/25, GBP	107	186
Greenbrier Cos. Inc., 3.50%, 04/01/18 (v)	260	276
Griffon Corp., 4.00%, 01/15/17 (v)	975	1,191
Huron Consulting Group Inc., 1.25%, 10/01/19	73	74
International Lease Finance Corp., 6.25%, 05/15/19	80	86
Manchester Airport Group Funding Plc, 4.13%, 04/02/24, GBP	100	150
Navistar International Corp.
4.50%, 10/15/18 (v)	74	49
4.75%, 04/15/19 (v)	464	269
8.25%, 11/01/21	800	562
Ope Kag Finance Sub Inc., 7.88%, 07/31/23 (r)	553	545
Silk Bidco AS, 7.50%, 02/01/22, EUR	110	124
Trinity Industries Inc., 3.88%, 06/01/36 (v)	472	510
United Rentals North America Inc., 5.75%, 11/15/24	120	121
Wabash National Corp., 3.38%, 05/01/18 (v)	412	514
		7,836
INFORMATION TECHNOLOGY - 2.1%
Akamai Technologies Inc., 0.00%, 02/15/19 (e) (j) (v)	971	958
Ancestry.com Inc., 9.63%, 10/15/18 (r) (y)	70	71
Blackboard Inc., 7.75%, 11/15/19 (r)	983	826
Bottomline Technologies Inc., 1.50%, 12/01/17 (v)	579	582
BroadSoft Inc., 1.00%, 09/01/22 (r) (v)	693	842
Ciena Corp., 0.88%, 06/15/17 (v)	560	553
Compiler Finance Sub Inc., 7.00%, 05/01/21 (r)	70	29
Cornerstone OnDemand Inc., 1.50%, 07/01/18 (v)	502	516
CSG Systems International Inc., 4.25%, 03/15/36 (r) (v)	1,012	1,065
Electronics For Imaging Inc., 0.75%, 09/01/19 (v)	72	77
Knowles Corp., 3.25%, 11/01/21 (r) (v)	392	399
Lexmark International Inc.
6.65%, 06/01/18 (l)	210	224
5.13%, 03/15/20 (l)	413	431
LinkedIn Corp., 0.50%, 11/01/19 (e) (v)	1,042	1,028
MercadoLibre Inc., 2.25%, 07/01/19 (v)	292	369
Micron Technology Inc.
5.50%, 02/01/25	210	179
3.00%, 11/15/43 (e) (v)	362	277
Monster Worldwide Inc., 3.50%, 10/15/19 (v)	670	577
NetSuite Inc., 0.25%, 06/01/18 (v)	1,243	1,217
Nuance Communications Inc.
2.75%, 11/01/31 (v)	395	398
1.00%, 12/15/35 (r) (v)	430	378
Red Hat Inc., 0.25%, 10/01/19 (e) (v)	342	415
Web.com Group Inc., 1.00%, 08/15/18 (v)	1,272	1,169
WebMD Health Corp.
1.50%, 12/01/20 (v)	1,099	1,395
2.63%, 06/15/23 (r) (v)	647	631
Workday Inc., 0.75%, 07/15/18 (v)	341	379
		14,985
MATERIALS - 0.9%
AK Steel Corp., 5.00%, 11/15/19	532	611
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (r) (y)	218	220
Ardagh Packaging Finance Plc, 3.88%, 05/15/21 (i) (r)	200	201

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (i) (r)	200	212
Cemex SAB de CV
3.75%, 03/15/18 (v)	1,155	1,185
3.72%, 03/15/20 (e) (v)	1,531	1,427
Eagle Spinco Inc., 4.63%, 02/15/21	70	72
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (r)	50	55
Freeport-McMoRan Copper & Gold Inc., 2.38%, 03/15/18	270	265
Momentive Performance Materials Inc., 3.88%, 10/24/21	903	718
MPM Escrow LLC, 0.00%, 10/15/20 (c) (d) (f)	583	—
Norske Skogindustrier ASA, 11.75%, 12/15/19, EUR	674	524
RTI International Metals Inc., 1.63%, 10/15/19 (e) (v)	577	612
Urbi Desarrollos Urbanos SAB de CV, 0.00%, 02/03/22 (c) (d)	1,290	—
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (k) (r)	100	94
5.55%, 10/25/42 (r)	100	82
		6,278
TELECOMMUNICATION SERVICES - 1.4%
Altice Finco SA, 9.88%, 12/15/20 (r)	1,490	1,590
AT&T Inc.
4.50%, 05/15/35	250	255
4.75%, 05/15/46	350	359
CenturyLink Inc., 5.63%, 04/01/25	50	44
Digicel Ltd.
6.00%, 04/15/21	1,260	1,080
6.75%, 03/01/23 (r)	610	518
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	130	90
Level 3 Financing Inc., 5.63%, 02/01/23	80	81
Matterhorn Telecom Holding SA, 4.88%, 05/01/23, EUR	229	236
MetroPCS Wireless Inc., 6.25%, 04/01/21	100	104
Sprint Corp., 7.63%, 02/15/25	170	135
Sprint Nextel Corp., 11.50%, 11/15/21	150	148
T-Mobile USA Inc.
5.25%, 09/01/18	900	918
6.50%, 01/15/26	650	686
Telefonica Emisiones SAU, 7.05%, 06/20/36	110	141
Verizon Communications Inc.
5.05%, 03/15/34	110	122
6.55%, 09/15/43	190	256
4.86%, 08/21/46	20	22
5.01%, 08/21/54	420	446
Virgin Media Finance Plc, 6.00%, 10/15/24 (r)	200	196
Virgin Media Secured Finance Plc, 5.50%, 08/15/26 (r)	1,190	1,157
Wind Acquisition Finance SA, 4.00%, 07/15/20, EUR	630	689
Zayo Group LLC, 6.00%, 04/01/23	991	1,011
		10,284
UTILITIES - 0.1%
Calpine Corp., 5.25%, 06/01/26 (r)	120	120
Enel Finance International SA, 6.00%, 10/07/39 (r)	150	177
FirstEnergy Corp., 7.38%, 11/15/31	350	435
		732
Total Corporate Bonds and Notes (cost $127,996)		127,987

VARIABLE RATE SENIOR LOAN INTERESTS - 6.2% (i)
CONSUMER DISCRETIONARY - 2.3%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	1,325	1,322
Belk Inc. Term Loan, 5.75%, 11/18/22	732	579
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	1,070	1,070
FCA US LLC Term Loan B, 3.25%, 12/31/18	798	795
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	1,967	1,967
J. Crew Group Inc. Term Loan B, 4.00%, 03/05/21	491	335
La Quinta Intermediate Holdings LLC Term Loan B, 3.75%, 02/18/21	1,688	1,648
LTF Merger Sub Inc. Term Loan B, 4.25%, 06/03/22	894	872
Maxeda DIY BV Term Loan E-1, 7.00%, 06/28/19, EUR	506	452
Maxeda DIY BV Term Loan E-2, 7.00%, 06/28/19, EUR	737	659
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	828	829
Numericable US LLC Term Loan B-6, 4.75%, 10/23/23	1,461	1,439
Promotora de Informaciones SA Term Loan, 2.60%, 12/13/18, EUR	1,289	1,183
Rue21 Inc. Term Loan B, 5.63%, 10/10/20	652	354
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	1,207	1,207
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	1,744	1,733
		16,444
CONSUMER STAPLES - 0.3%
Coty Inc. Term Loan B, 3.50%, 10/27/22, EUR	420	465
Cucina Acquisition (UK) Ltd. 2nd Lien Term Loan D, 7.77%, 03/12/17, GBP	283	375
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/13/21	431	431
US Foods Inc. Term Loan B, 0.00%, 06/07/23 (z)	730	726
		1,997
FINANCIALS - 0.5%
Eircom Finco SARL Term Loan B-3, 4.50%, 05/06/22, EUR	1,270	1,385
PHS Group Plc PIK Term Loan, 12.00%, 10/20/22, (y), GBP	561	752
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	1,323	1,185
		3,322
HEALTH CARE - 0.7%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	259	256
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	627	626
HCA Inc. Extended Term Loan B-4, 3.38%, 05/01/18	746	746
IMS Health Inc. Term Loan, 3.50%, 03/05/21	1,183	1,172
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	1,505	1,489
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	315	316
Valeant Pharmaceuticals International Inc. Term Loan B, 4.75%, 06/20/20	794	770
		5,375

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 0.4%
BakerCorp International Inc. Term Loan, 4.25%, 02/07/20	902	821
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	410	410
TransDigm Inc. Term Loan E, 3.75%, 05/13/22	1,791	1,762
		2,993
INFORMATION TECHNOLOGY - 0.5%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,709	1,710
Diebold Inc. Term Loan, 5.00%, 04/05/23	590	587
First Data Corp. Term Loan, 4.20%, 07/08/22	676	669
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	816	815
		3,781
MATERIALS - 0.4%
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	323	321
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	884	877
NewPage Corp. DIP Roll-Up Term Loan, 11.00%, 07/26/17	256	142
NewPage Corp. DIP Term Loan, 11.00%, 07/27/17	246	244
NewPage Corp. Term Loan, 0.00%, 02/11/21 (c) (d)	601	81
Verso Corp. Term Loan, 0.00%, 06/06/21 (f) (z)	305	274
Vertellus DIP Term Loan, 10.00%, 11/30/16 (f)	312	304
Vertellus Specialties Inc. Term Loan B, 10.50%, 10/10/19	842	561
		2,804
TELECOMMUNICATION SERVICES - 1.1%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	900	818
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/06/22	1,360	1,354
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,200	1,200
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	1,787	1,767
Telenet International Finance SARL Term Loan AA, 3.50%, 04/21/23, EUR	546	596
Telenet International Finance SARL Term Loan AD, 4.25%, 05/03/24	280	277
Telenet International Finance SARL Term Loan Y, 3.50%, 06/30/23, EUR	954	1,041
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	739	734
		7,787
Total Variable Rate Senior Loan Interests (cost $46,266)		44,503

GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
GOVERNMENT SECURITIES - 6.1%
Sovereign - 2.8%
Argentina Republic Government International Bond
6.88%, 04/22/21 (r)	270	288
7.50%, 04/22/26 (r)	220	238
8.28%, 12/31/33	308	343
7.63%, 04/22/46 (r)	150	162
Brazil Government International Bond, 5.00%, 01/27/45	1,850	1,656
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21 - 01/01/23, BRL	3,514	1,015
China Government Bond, 3.31%, 11/30/25, CNY	2,000	295
Colombia Government International Bond, 5.63%, 02/26/44	820	910
Italy Buoni Poliennali Del Tesoro
5.00%, 09/01/40, EUR	1,780	2,996
3.25%, 09/01/46 (r), EUR	780	1,040
Mexico Bonos, 7.75%, 11/13/42, MXN	83,000	5,281
Mexico Government International Bond, 4.60%, 01/23/46	470	496
People’s Republic of China
3.38%, 11/21/24, CNH	500	74
3.48%, 06/29/27, CNH	4,000	586
4.29%, 05/22/29, CNH	1,000	159
Poland Government Bond
2.00%, 04/25/21, PLN	180	45
4.00%, 10/25/23, PLN	3,820	1,058
3.25%, 07/25/25, PLN	2,590	679
2.50%, 07/25/26, PLN	560	137
Russia Government Bond, 8.15%, 02/03/27, RUB	175,860	2,753
		20,211
Treasury Inflation Index Securities - 0.6%
France Government Inflation Indexed Bond, 1.80%, 07/25/40 (n), EUR	481	843
Japan Government CPI Indexed Bond, 0.10%, 03/10/24 - 03/10/25 (n), JPY	80,460	829
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (n)	38	45
2.13%, 02/15/41 (n)	55	72
0.75%, 02/15/42 - 02/15/45 (n)	446	447
1.38%, 02/15/44 (n)	72	83
1.00%, 02/15/46 (n)	2,030	2,193
		4,512
U.S. Treasury Securities - 2.7%
U.S. Treasury Bond
2.88%, 05/15/43	760	855
2.50%, 02/15/45 - 05/15/46	3,590	3,744
3.00%, 05/15/45 - 11/15/45	3,520	4,050
U.S. Treasury Note
0.88%, 09/15/16 (o)	5,000	5,006
1.63%, 04/30/23	1,610	1,647
1.38%, 06/30/23	4,280	4,303
		19,605
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
4.70%, 11/25/23 (i)	440	441
3.50%, 08/15/46, TBA	100	105
		546
Total Government and Agency Obligations (cost $43,746)		44,874

SHORT TERM INVESTMENTS - 25.8%
Investment Company - 24.0%
JNL Money Market Fund, 0.26% (a) (h)	173,091	173,091

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	12,740	12,740

Total Short Term Investments (cost $185,831)		185,831

Total Investments - 95.9% (cost $693,775)		692,385
Total Securities Sold Short - (8.6%) (proceeds $59,404)		(62,288)
Other Assets and Liabilities, Net - 12.7%		92,170
Total Net Assets - 100.0%		$722,267

SECURITIES SOLD SHORT - 8.6%
COMMON STOCKS - 6.8%
CONSUMER DISCRETIONARY - 2.6%
Buffalo Wild Wings Inc.	6	$793
Coach Inc.	21	858
Johnson Controls Inc.	206	9,110
Live Nation Inc.	11	268
Marriott International Inc. - Class A	33	2,187
Michael Kors Holdings Ltd.	16	809
Nexstar Broadcasting Group Inc. - Class A	35	1,652
Sirius XM Holdings Inc.	519	2,050
Walt Disney Co.	13	1,238
		18,965
CONSUMER STAPLES - 0.2%
ICA Gruppen AB	18	611
Wal-Mart Stores Inc.	11	822
		1,433
ENERGY - 0.1%
Idemitsu Kosan Co. Ltd.	44	960
Western Refining Inc.	—	—
		960
FINANCIALS - 0.9%
Allianz SE	9	1,260
Apollo Commercial Real Estate Finance Inc.	—	5
Ares Capital Corp.	55	778
Care Capital Properties Inc.	—	2
CYBG Plc	97	300
DNB ASA	88	1,057
KeyCorp	287	3,177
Pennsylvania REIT	3	62
Ventas Inc.	—	22
		6,663
HEALTH CARE - 0.7%
Abbott Laboratories	49	1,924
Amgen Inc.	6	841
Idexx Laboratories Inc.	14	1,317
Varian Medical Systems Inc.	5	450
William Demant Holding A/S	19	377
		4,909
INDUSTRIALS - 0.4%
AO Smith Corp.	17	1,476
Boeing Co.	7	862
Energy Recovery Inc.	28	249
IHS Inc. - Class A	2	197
Pitney Bowes Inc.	2	35
WW Grainger Inc.	—	105
		2,924
INFORMATION TECHNOLOGY - 1.9%
Alibaba Group Holding Ltd. - ADR	54	4,297
Infosys Technologies Ltd. - ADR	43	774
International Business Machines Corp.	6	878
Lam Research Corp.	35	2,960
Lexmark International Inc.	1	55
Tencent Holdings Ltd.	115	2,640
VMware Inc. - Class A	27	1,517
Yahoo! Japan Corp.	36	158
		13,279
MATERIALS - 0.0%
E. I. du Pont de Nemours & Co.	1	34
Total Common Stocks (proceeds $47,171)		49,167

INVESTMENT COMPANIES - 1.8%
iShares Dow Jones US Utilities Sector Index Fund	35	4,573
SPDR S&P 500 ETF Trust	41	8,548
Total Investment Companies (proceeds $12,233)		13,121

Total Securities Sold Short - 8.6% (proceeds $59,404)		$62,288

Portfolio Composition:	Percentage of Net Investments
Information Technology	11.8%
Financials	11.5
Consumer Discretionary	9.4
Government Securities	7.7
Health Care	7.0
Industrials	6.9
Energy	6.0
Materials	5.0
Telecommunication Services	3.1
Consumer Staples	2.9
Non-U.S. Government Agency ABS	0.6
U.S. Government Agency MBS	0.1
Investment Companies	(0.7)
Utilities	(0.8)
Short Term Investments	29.5
Net Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 16.3%
Buffalo Wild Wings Inc. (c) (e)	50	$6,934
Burlington Stores Inc. (c)	90	5,995
CalAtlantic Group Inc.	106	3,898
Carter’s Inc.	91	9,714
Dave & Buster’s Entertainment Inc. (c)	203	9,506
Diversified Restaurant Holdings Inc. (c)	23	35
Domino’s Pizza Inc.	26	3,425
Drew Industries Inc.	5	382
Five Below Inc. (c)	109	5,043
Freshpet Inc. (c) (e)	391	3,645
G-III Apparel Group Ltd. (c)	133	6,070
Gentherm Inc. (c)	35	1,206
Grand Canyon Education Inc. (c)	87	3,485
Hasbro Inc.	79	6,643
Helen of Troy Ltd. (c)	12	1,274
IMAX Corp. (c)	479	14,134
Kona Grill Inc. (c) (e)	203	2,174
Lithia Motors Inc. - Class A (e)	52	3,707
Lululemon Athletica Inc. (c) (e)	68	5,051
Media General Inc. (c)	314	5,403
Modine Manufacturing Co. (c)	348	3,066
Monro Muffler Brake Inc.	63	4,002

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Nexstar Broadcasting Group Inc. - Class A (e)	204	9,697
Ollie’s Bargain Outlet Holdings Inc. (c) (e)	162	4,040
Papa John’s International Inc.	58	3,940
Penn National Gaming Inc. (c)	186	2,596
Popeyes Louisiana Kitchen Inc. (c)	165	9,030
Six Flags Entertainment Corp.	132	7,626
SodaStream International Ltd. (c) (e)	213	4,534
Sonic Corp.	489	13,237
Steven Madden Ltd. (c)	98	3,348
Ulta Salon Cosmetics & Fragrance Inc. (c)	18	4,327
Vail Resorts Inc.	69	9,540
Visteon Corp.	70	4,585
Wayfair Inc. - Class A (c) (e)	29	1,142
Wingstop Inc. (c) (e)	101	2,748
		185,182
CONSUMER STAPLES - 3.9%
Calavo Growers Inc.	52	3,508
Casey’s General Stores Inc.	79	10,337
Energizer Holdings Inc.	48	2,477
National Beverage Corp. (c)	24	1,516
Pinnacle Foods Inc.	442	20,471
Snyders-Lance Inc.	174	5,894
		44,203
ENERGY - 0.7%
Carrizo Oil & Gas Inc. (c)	32	1,153
Diamondback Energy Inc. (c)	55	5,034
US Silica Holdings Inc. (e)	36	1,240
		7,427
FINANCIALS - 6.0%
Affiliated Managers Group Inc. (c)	52	7,334
AmTrust Financial Services Inc.	108	2,637
Bank of the Ozarks Inc.	45	1,695
BofI Holding Inc. (c) (e)	123	2,179
CubeSmart	166	5,115
LendingTree Inc. (c) (e)	110	9,680
MarketAxess Holdings Inc.	44	6,363
National Storage Affiliates Trust	164	3,422
Pinnacle Financial Partners Inc.	45	2,187
Primerica Inc.	54	3,071
PrivateBancorp Inc.	102	4,505
Safeguard Scientifics Inc. (c)	229	2,861
SEI Investments Co.	114	5,483
Sovran Self Storage Inc.	32	3,375
STAG Industrial Inc.	150	3,569
Western Alliance Bancorp (c)	155	5,056
		68,532
HEALTH CARE - 21.0%
Acadia HealthCare Co. Inc. (c) (e)	72	3,965
ACADIA Pharmaceuticals Inc. (c) (e)	118	3,839
Acceleron Pharma Inc. (c)	49	1,663
Accuray Inc. (c) (e)	208	1,081
AcelRx Pharmaceuticals Inc (c) (e)	449	1,207
Adeptus Health Inc. - Class A (c) (e)	35	1,784
Agile Therapeutics Inc. (c)	182	1,386
Aimmune Therapeutics Inc. (c) (e)	58	625
Alder Biopharmaceuticals Inc. (c) (e)	35	879
Align Technology Inc. (c)	119	9,609
Amedisys Inc. (c)	91	4,585
Amicus Therapeutics Inc. (c)	367	2,004
AMN Healthcare Services Inc. (c)	36	1,451
Amsurg Corp. (c)	53	4,086
athenahealth Inc. (c) (e)	34	4,720
AtriCure Inc. (c)	230	3,244
BioDelivery Sciences International Inc. (c) (e)	207	487
Bluebird Bio Inc. (c) (e)	53	2,283
Blueprint Medicines Corp. (c) (e)	83	1,683
Cambrex Corp. (c)	13	652
Cardiovascular Systems Inc. (c) (e)	136	2,503
Celyad SA - ADR (c) (e)	35	863
Cempra Inc. (c) (e)	66	1,092
Cepheid Inc. (c)	93	2,854
Cerulean Pharma Inc. (c) (e)	341	724
Conmed Corp.	88	4,219
Cross Country Healthcare Inc. (c)	242	3,368
Cynosure Inc. - Class A (c)	39	1,884
Derma Sciences Inc. (c)	497	1,958
DexCom Inc. (c)	55	4,363
Durect Corp. (c) (e)	607	741
Enanta Pharmaceuticals Inc. (c)	56	1,236
Enzo Biochem Inc. (c)	419	2,501
Exact Sciences Corp. (c) (e)	227	2,777
Five Prime Therapeutics Inc. (c)	60	2,490
HealthSouth Corp.	225	8,722
HMS Holdings Corp. (c)	203	3,573
Ignyta Inc. (c)	219	1,188
Immune Design Corp. (c) (e)	132	1,077
Inogen Inc. (c)	46	2,296
Integra LifeSciences Holdings Corp. (c)	115	9,160
Jazz Pharmaceuticals Plc (c)	48	6,793
Kite Pharma Inc. (c) (e)	44	2,200
La Jolla Pharmaceutical Co. (c) (e)	121	1,936
LDR Holding Corp. (c)	36	1,338
LeMaitre Vascular Inc.	137	1,951
Ligand Pharmaceuticals Inc. (c) (e)	128	15,236
Lion Biotechnologies Inc. (c) (e)	234	1,896
Loxo Oncology Inc. (c) (e)	157	3,648
Nektar Therapeutics (c)	183	2,597
NeoGenomics Inc. (c)	490	3,942
Neurocrine Biosciences Inc. (c)	92	4,199
Nevro Corp. (c) (e)	54	3,985
NxStage Medical Inc. (c)	240	5,194
Pacira Pharmaceuticals Inc. (c) (e)	30	1,013
Pain Therapeutics Inc. (c)	347	760
Paratek Pharmaceuticals Inc. (c) (e)	106	1,475
PAREXEL International Corp. (c)	44	2,780
Premier Inc. - Class A (c)	280	9,167
Press Ganey Holdings Inc. (c) (e)	51	2,007
Radius Health Inc. (c) (e)	80	2,950
Regenxbio Inc. (c) (e)	61	489
Rockwell Medical Technologies Inc. (c) (e)	58	436
Sage Therapeutics Inc. (c)	108	3,265
Spark Therapeutics Inc. (c) (e)	47	2,388
Steris Plc	130	8,958
Supernus Pharmaceuticals Inc. (c)	83	1,689
Syneron Medical Ltd. (c)	211	1,622
Tetraphase Pharmaceuticals Inc. (c) (e)	38	163
Trevena Inc. (c)	133	840
Ultragenyx Pharmaceutical Inc. (c) (e)	30	1,485
Universal Health Services Inc. - Class B	31	4,182
Vascular Solutions Inc. (c)	45	1,860
Vital Therapies Inc. (c) (e)	229	1,420
WellCare Health Plans Inc. (c)	36	3,853
West Pharmaceutical Services Inc.	182	13,803
Zafgen Inc. (c)	49	294
Zeltiq Aesthetics Inc. (c) (e)	201	5,483
		238,119
INDUSTRIALS - 14.7%
Advisory Board Co. (c)	134	4,753
Albany International Corp. - Class A	80	3,184
Apogee Enterprises Inc.	126	5,851
Beacon Roofing Supply Inc. (c)	57	2,572
BWX Technologies Inc.	62	2,214

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Continental Building Products Inc. (c)	130	2,899
Douglas Dynamics Inc.	109	2,804
Dycom Industries Inc. (c) (e)	53	4,757
Echo Global Logistics Inc. (c)	168	3,763
Fortune Brands Home & Security Inc. (e)	91	5,247
HEICO Corp. - Class A	230	12,341
Hexcel Corp.	252	10,503
HNI Corp.	50	2,307
Hudson Technologies Inc. (c)	487	1,754
Huntington Ingalls Industries Inc.	26	4,312
InnerWorkings Inc. (c)	45	368
Interface Inc.	165	2,510
John Bean Technologies Corp.	104	6,366
Kaman Corp.	69	2,935
Kirby Corp. (c)	121	7,560
Knight Transportation Inc. (e)	120	3,193
Knoll Inc.	101	2,455
Lawson Products Inc. (c)	129	2,571
Manitex International Inc. (c) (e)	203	1,408
Manitowoc Foodservice Inc. (c)	99	1,748
Middleby Corp. (c)	30	3,439
Mueller Water Products Inc. - Class A	309	3,530
Power Solutions International Inc. (c) (e)	60	1,064
RBC Bearings Inc. (c)	27	1,959
Rexnord Corp. (c)	91	1,796
Ritchie Bros. Auctioneers Inc.	455	15,365
Rush Enterprises Inc. - Class A (c)	107	2,306
Spirit Airlines Inc. (c)	87	3,884
Taser International Inc. (c) (e)	280	6,965
Tennant Co.	32	1,699
Titan Machinery Inc. (c) (e)	274	3,058
TransUnion LLC (c)	83	2,778
Wabtec Corp.	67	4,727
WageWorks Inc. (c)	47	2,813
Wix.com Ltd. (c)	257	7,785
XPO Logistics Inc. (c) (e)	91	2,399
		165,942
INFORMATION TECHNOLOGY - 32.5%
2U Inc. (c) (e)	310	9,126
Aerohive Networks Inc. (c)	262	1,733
Belden Inc.	22	1,355
Benefitfocus Inc. (c) (e)	128	4,871
Black Knight Financial Services Inc. - Class A (c) (e)	342	12,850
Brooks Automation Inc.	264	2,967
Care.com Inc. (c)	151	1,758
Cavium Inc. (c) (e)	217	8,361
Ceva Inc. (c)	55	1,484
Cognex Corp.	26	1,137
Cornerstone OnDemand Inc. (c)	36	1,377
CoStar Group Inc. (c)	48	10,464
Demandware Inc. (c)	21	1,587
Digimarc Corp. (c) (e)	43	1,364
Ebix Inc. (e)	148	7,080
Ellie Mae Inc. (c)	34	3,149
Endurance International Group Holdings Inc. (c) (e)	153	1,379
Euronet Worldwide Inc. (c)	283	19,569
Fair Isaac Corp.	3	318
FleetMatics Group Plc (c) (e)	171	7,407
Genpact Ltd. (c)	201	5,382
Gigamon Inc. (c)	54	2,000
GoDaddy Inc. - Class A (c) (e)	282	8,795
GTT Communications Inc. (c)	181	3,340
HubSpot Inc. (c)	20	873
Instructure Inc. (c) (e)	166	3,145
Internap Corp. (c)	1,270	2,616
InterXion Holding NV (c)	199	7,328
Liquidity Services Inc. (c)	124	972
Littelfuse Inc.	79	9,332
LivePerson Inc. (c)	649	4,117
LogMeIn Inc. (c)	406	25,747
Lumentum Holdings Inc. (c)	146	3,522
M/A-COM Technology Solutions Holdings Inc. (c) (e)	119	3,939
Manhattan Associates Inc. (c)	33	2,100
MAXIMUS Inc.	59	3,266
Microsemi Corp. (c)	226	7,387
MINDBODY Inc. - Class A (c) (e)	350	5,649
Monolithic Power Systems Inc.	283	19,358
OSI Systems Inc. (c)	33	1,936
Paycom Software Inc. (c) (e)	235	10,155
Paylocity Holding Corp. (c) (e)	112	4,817
Perficient Inc. (c)	83	1,678
Power Integrations Inc.	43	2,135
Proofpoint Inc. (c) (e)	154	9,688
PROS Holdings Inc. (c) (e)	90	1,564
Qualys Inc. (c)	38	1,130
Radware Ltd. (c)	99	1,110
RingCentral Inc. - Class A (c)	361	7,121
Rubicon Project Inc. (c)	59	812
Rudolph Technologies Inc. (c)	137	2,128
Shopify Inc. - Class A (c)	101	3,111
SPS Commerce Inc. (c)	165	9,998
SS&C Technologies Holdings Inc.	177	4,959
Super Micro Computer Inc. (c)	49	1,207
Synchronoss Technologies Inc. (c)	336	10,699
Take-Two Interactive Software Inc. (c)	152	5,746
Tessera Technologies Inc.	64	1,952
Tower Semiconductor Ltd. (c) (e)	614	7,629
Tyler Technologies Inc. (c)	15	2,522
Ultimate Software Group Inc. (c)	133	28,038
Vantiv Inc. - Class A (c)	125	7,048
Virtusa Corp. (c)	56	1,610
WebMD Health Corp. - Class A (c) (e)	108	6,281
WEX Inc. (c)	34	3,013
WNS Holdings Ltd. - ADR (c)	185	4,985
Zendesk Inc. (c)	271	7,149
		368,425
MATERIALS - 3.2%
Berry Plastics Group Inc. (c)	42	1,646
Chemtura Corp. (c)	147	3,888
GCP Applied Technologies Inc. (c)	137	3,563
Graphic Packaging Holding Co.	662	8,304
Headwaters Inc. (c)	414	7,425
Ingevity Corp. (c)	121	4,112
Quaker Chemical Corp.	15	1,302
Summit Materials Inc. - Class A (c)	276	5,657
		35,897
TELECOMMUNICATION SERVICES - 0.4%
Zayo Group Holdings Inc. (c)	144	4,027
Total Common Stocks (cost $1,086,174)		1,117,754

RIGHTS - 0.0%
Dyax Corp. (c) (f)	143	159
Total Rights (cost $159)		159

SHORT TERM INVESTMENTS - 16.8%
Investment Company - 1.2%
JNL Money Market Fund, 0.26% (a) (h)	13,434	13,434

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 15.6%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	176,661	176,661

Total Short Term Investments (cost $190,095)		190,095

Total Investments - 115.5% (cost $1,276,428)		1,308,008
Other Assets and Liabilities, Net - (15.5%)		(175,483)
Total Net Assets - 100.0%		$1,132,525

Portfolio Composition:	Percentage of Total Investments
Information Technology	28.2%
Health Care	18.2
Consumer Discretionary	14.2
Industrials	12.7
Financials	5.2
Consumer Staples	3.4
Materials	2.7
Energy	0.6
Telecommunication Services	0.3
Short Term Investments	14.5
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 10.9%
Abercrombie & Fitch Co. - Class A	32	$566
AMC Entertainment Holdings Inc. - Class A	18	499
American Eagle Outfitters Inc. (e)	229	3,652
Bassett Furniture Industries Inc.	5	124
Big Lots Inc.	79	3,958
Brinker International Inc.	111	5,072
Brunswick Corp.	62	2,796
Buckle Inc. (e)	50	1,287
Caleres Inc.	101	2,454
Callaway Golf Co.	89	904
Cato Corp. - Class A	22	834
Childrens Place Retail Stores Inc.	11	888
ClubCorp Holdings Inc.	299	3,881
Columbia Sportswear Co.	3	178
Cooper-Standard Holding Inc. (c)	72	5,704
Core-Mark Holding Co. Inc.	11	510
Cracker Barrel Old Country Store Inc. (e)	5	815
DreamWorks Animation SKG Inc. - Class A (c)	25	1,016
Eldorado Resorts Inc. (c)	206	3,130
Entercom Communications Corp. - Class A	22	294
Express Inc. (c)	93	1,346
Fox Factory Holding Corp. (c)	597	10,362
Gildan Activewear Inc. (e)	339	9,937
GNC Holdings Inc. - Class A	37	896
Helen of Troy Ltd. (c)	58	5,962
Intrawest Resorts Holdings Inc. (c) (e)	151	1,964
Johnson Outdoors Inc.	20	515
Lions Gate Entertainment Corp. (e)	111	2,250
Lumber Liquidators Holdings Inc. (c) (e)	304	4,690
Marriott Vacations Worldwide Corp.	24	1,633
Murphy USA Inc. (c)	35	2,615
Penske Auto Group Inc. (e)	106	3,335
Perry Ellis International Inc. (c)	37	746
Popeyes Louisiana Kitchen Inc. (c)	61	3,350
Rent-A-Center Inc.	59	728
Sally Beauty Holdings Inc. (c)	288	8,473
Scholastic Corp.	15	604
Sonic Automotive Inc. - Class A	108	1,856
Tower International Inc.	63	1,303
West Marine Inc. (c)	30	248
Winnebago Industries Inc. (e)	546	12,506
		113,881
CONSUMER STAPLES - 2.8%
Central Garden & Pet Co. - Class A (c)	32	704
Darling Ingredients Inc. (c)	433	6,457
Dean Foods Co. (e)	53	963
Fresh Del Monte Produce Inc.	97	5,280
National Beverage Corp. (c)	7	440
Sanderson Farms Inc. (e)	7	566
Seneca Foods Corp. - Class A (c)	33	1,210
SpartanNash Co.	35	1,067
United Natural Foods Inc. (c)	194	9,079
Universal Corp.	21	1,192
WD-40 Co.	15	1,776
Weis Markets Inc.	10	483
		29,217
ENERGY - 4.4%
DHT Holdings Inc.	135	677
Forum Energy Technologies Inc. (c)	169	2,933
Geospace Technologies Corp. (c) (e)	68	1,113
Jones Energy Inc. - Class A (c)	164	677
Matador Resources Co. (c) (e)	239	4,728
Matrix Service Co. (c)	69	1,143
McDermott International Inc. (c) (e)	888	4,389
Navios Maritime Acq Corp.	488	767
Nordic American Tankers Ltd. (e)	40	556
Oasis Petroleum Inc. (c)	220	2,054
Oil States International Inc. (c)	98	3,222
Parsley Energy Inc. - Class A (c)	46	1,255
PDC Energy Inc. (c)	15	879
Renewable Energy Group Inc. (c) (e)	77	681
Rice Energy Inc. (c)	59	1,301
RSP Permian Inc. (c)	78	2,721
Sanchez Energy Corp. (c) (e)	220	1,550
Ship Finance International Ltd. (e)	60	877
Superior Energy Services Inc.	310	5,708
Teekay Tankers Ltd.	197	588
Western Refining Inc. (e)	87	1,803
World Fuel Services Corp.	121	5,746
		45,368
FINANCIALS - 36.4%
1st Source Corp.	37	1,210
Access National Corp.	19	367
Allied World Assurance Co. Holdings Ltd.	56	1,984
Ambac Financial Group Inc. (c)	71	1,162
American Equity Investment Life Holding Co.	175	2,499
Anworth Mortgage Asset Corp.	288	1,352
Apollo Residential Mortgage Inc.	80	1,077
Armada Hoffler Properties Inc.	109	1,504
Ashford Hospitality Prime Inc.	42	597
Ashford Hospitality Trust Inc.	358	1,924
Banc of California Inc.	22	405
Banco Latinoamericano de Comercio Exterior SA	124	3,291
BancorpSouth Inc.	223	5,051
BBCN Bancorp Inc.	157	2,349
BNC Bancorp	102	2,325
BofI Holding Inc. (c) (e)	225	3,977
Brandywine Realty Trust	91	1,535
Capitol Federal Financial Inc.	302	4,211
Capstead Mortgage Corp.	99	957
Cash America International Inc.	53	2,251
Cathay General Bancorp (e)	155	4,381

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CenterState Banks of Florida Inc.	180	2,837
Central Pacific Financial Corp.	5	115
Charter Financial Corp.	35	466
Chemical Financial Corp. (e)	20	737
CNO Financial Group Inc.	284	4,956
Commerce Bancshares Inc.	165	7,918
Communications Sales & Leasing Inc. (e)	188	5,425
CommunityOne Bancorp (c)	21	260
CubeSmart	86	2,656
CYS Investments Inc.	149	1,248
DCT Industrial Trust Inc.	55	2,626
DiamondRock Hospitality Co.	85	772
DuPont Fabros Technology Inc.	21	1,008
East West Bancorp Inc.	150	5,134
Education Realty Trust Inc.	80	3,695
Employer Holdings Inc.	102	2,949
Endurance Specialty Holdings Ltd.	152	10,215
Enova International Inc. (c)	151	1,112
Enterprise Financial Services Corp.	156	4,352
EZCorp Inc. - Class A (c)	456	3,444
Farmers Capital Bank Corp.	9	258
FCB Financial Holdings Inc. - Class A (c)	4	137
Federal Agricultural Mortgage Corp. - Class C	5	172
Fidelity & Guaranty Life (e)	33	762
First American Financial Corp.	163	6,564
First Bancorp Inc.	14	241
First Cash Financial Services Inc.	227	11,663
First Defiance Financial Corp.	19	748
First Financial Bancorp	55	1,061
First Industrial Realty Trust Inc.	8	220
First NBC Bank Holding Co. (c)	43	718
FirstMerit Corp.	56	1,142
Four Corners Property Trust Inc.	179	3,689
Fox Chase Bancorp Inc.	11	226
Franklin Financial Network Inc. (c)	24	741
Fulton Financial Corp.	314	4,234
Geo Group Inc.	166	5,681
Getty Realty Corp.	148	3,164
Gladstone Commercial Corp.	17	294
Gramercy Property Trust (e)	364	3,357
Great Western Bancorp Inc.	165	5,192
Hanmi Financial Corp.	95	2,238
Hannon Armstrong Sustainable Infrastructure Capital Inc.	267	5,760
Hanover Insurance Group Inc.	10	811
Highwoods Properties Inc.	119	6,304
Hudson Pacific Properties Inc.	24	699
Independent Bank Corp.	67	974
Infinity Property & Casualty Corp.	38	3,049
INTL FCStone Inc. (c)	72	1,956
Invesco Mortgage Capital Inc.	154	2,114
Investors Bancorp Inc.	314	3,481
James River Group Holdings Ltd.	139	4,722
Kennedy-Wilson Holdings Inc.	137	2,603
LaSalle Hotel Properties	71	1,665
Lexington Realty Trust	173	1,751
LPL Financial Holdings Inc. (e)	50	1,129
LTC Properties Inc.	8	414
Mack-Cali Realty Corp.	175	4,716
Maiden Holdings Ltd. (e)	269	3,294
Marlin Business Services Inc.	14	231
MB Financial Inc.	170	6,165
Medical Properties Trust Inc.	327	4,979
Mercantile Bank Corp.	14	331
Meridian Bancorp Inc.	450	6,646
Meta Financial Group Inc.	10	512
MFA Financial Inc.	118	856
National Bankshares Inc. (e)	8	268
National General Holdings Corp.	306	6,559
National Western Life Group Inc. - Class A	37	7,127
New Residential Investment Corp.	25	342
NewStar Financial Inc. (c)	247	2,078
Old Second Bancorp Inc.	46	313
Oritani Financial Corp.	130	2,072
Pacific Continental Corp.	33	515
Pebblebrook Hotel Trust	30	788
PennyMac Financial Services Inc. - Class A (c)	44	556
PRA Group Inc. (c) (e)	310	7,493
Preferred Bank	54	1,562
Primerica Inc. (e)	44	2,540
PrivateBancorp Inc.	202	8,915
ProAssurance Corp.	92	4,913
Prosperity Bancshares Inc.	90	4,589
PS Business Parks Inc.	47	4,999
QCR Holdings Inc.	18	478
QTS Realty Trust Inc. - Class A	23	1,292
RenaissanceRe Holdings Ltd.	101	11,838
RLI Corp.	9	653
RLJ Lodging Trust	41	875
Selective Insurance Group Inc.	25	972
ServisFirst Bancshares Inc. (e)	15	718
State Bank Financial Corp.	69	1,400
State National Cos. Inc. (e)	332	3,498
Stewart Information Services Corp.	176	7,288
Stifel Financial Corp. (c)	58	1,829
Stock Yards Bancorp Inc.	19	549
STORE Capital Corp.	32	948
Summit Hotel Properties Inc.	292	3,870
Sun Communities Inc.	31	2,338
Sunstone Hotel Investors Inc.	236	2,843
SVB Financial Group (c)	84	8,013
TCF Financial Corp.	981	12,409
Terreno Realty Corp.	95	2,460
Towne Bank	2	50
Trico Bancshares	13	350
Trustmark Corp.	12	292
UMB Financial Corp.	83	4,418
Umpqua Holdings Corp.	670	10,363
Universal Insurance Holdings Inc. (e)	155	2,888
Washington Federal Inc.	185	4,479
Waterstone Financial Inc.	277	4,252
Webster Financial Corp.	60	2,024
WSFS Financial Corp.	43	1,373
Yadkin Financial Corp.	171	4,298
		378,685
HEALTH CARE - 6.7%
Acceleron Pharma Inc. (c)	34	1,147
Allscripts-Misys Healthcare Solutions Inc. (c)	295	3,751
AngioDynamics Inc. (c)	205	2,950
ANI Pharmaceuticals Inc. (c) (e)	22	1,244
Array BioPharma Inc. (c)	474	1,686
Charles River Laboratories International Inc. (c)	42	3,491
CryoLife Inc.	50	592
Halyard Health Inc. (c)	89	2,884
Healthways Inc. (c)	315	3,643
Hill-Rom Holdings Inc.	156	7,850
ICU Medical Inc. (c)	10	1,122
Immunomedics Inc. (c) (e)	80	185
Innoviva Inc. (e)	185	1,946
Insulet Corp. (c)	91	2,753
Keryx Biopharmaceuticals Inc. (c) (e)	230	1,522
Luminex Corp. (c)	14	287
Magellan Health Services Inc. (c)	88	5,785
Medidata Solutions Inc. (c)	107	4,993
MEDNAX Inc. (c)	157	11,343

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Merrimack Pharmaceuticals Inc. (c) (e)	39	209
Novocure Ltd. (c) (e)	25	289
Omeros Corp. (c) (e)	74	782
Owens & Minor Inc.	15	564
PharMerica Corp. (c)	46	1,133
Prestige Brands Holdings Inc. (c)	49	2,719
Triple-S Management Corp. (c)	58	1,428
VCI Inc. (c)	43	2,899
Vitae Pharmaceuticals Inc. (c) (e)	71	763
		69,960
INDUSTRIALS - 17.8%
ABM Industries Inc.	69	2,534
Actuant Corp. - Class A	180	4,073
Aerojet Rocketdyne Holdings Inc. (c)	24	445
Aircastle Ltd. (e)	172	3,356
Amerco Inc.	10	3,654
Astec Industries Inc.	39	2,174
Atlas Air Worldwide Holdings Inc. (c)	43	1,769
AZZ Inc.	45	2,703
Barnes Group Inc.	74	2,441
Barrett Business Services Inc.	31	1,261
Beacon Roofing Supply Inc. (c)	78	3,543
Brady Corp. - Class A	31	941
Briggs & Stratton Corp.	106	2,236
Curtiss-Wright Corp.	24	1,998
Deluxe Corp.	42	2,761
DigitalGlobe Inc. (c)	59	1,258
Donaldson Co. Inc.	187	6,436
EMCOR Group Inc.	37	1,811
Ennis Inc.	93	1,779
Federal Signal Corp.	262	3,381
Forward Air Corp.	73	3,255
G&K Services Inc. - Class A	48	3,706
Genesee & Wyoming Inc. - Class A (c) (e)	67	3,934
Global Brass & Copper Holdings Inc.	38	1,033
Graco Inc.	42	3,318
Insteel Industries Inc.	76	2,185
Joy Global Inc.	235	4,966
Kelly Services Inc. - Class A	70	1,328
Kennametal Inc.	200	4,427
Keyw Holding Corp. (c) (e)	29	292
Kforce Inc.	42	709
Knoll Inc.	130	3,160
MasTec Inc. (c)	26	586
MRC Global Inc. (c)	73	1,035
MSA Safety Inc.	59	3,088
National Presto Industries Inc. (e)	17	1,634
Oshkosh Corp.	79	3,774
PGT Inc. (c)	1,073	11,055
Powell Industries Inc.	13	497
Proto Labs Inc. (c) (e)	83	4,765
Quad/Graphics Inc. - Class A	88	2,048
Quanex Building Products Corp.	611	11,358
Rush Enterprises Inc. - Class A (c)	424	9,136
SkyWest Inc.	50	1,326
Spirit Airlines Inc. (c)	114	5,095
SPX Corp.	200	2,970
Steelcase Inc. - Class A	398	5,405
Tetra Tech Inc.	351	10,780
TrueBlue Inc. (c)	129	2,441
Tutor Perini Corp. (c)	81	1,898
Universal Forest Products Inc.	35	3,228
Vectrus Inc. (c)	20	560
WESCO International Inc. (c) (e)	126	6,508
West Corp.	110	2,162
Woodward Governor Co.	155	8,911
YRC Worldwide Inc. (c) (e)	209	1,842
		184,969
INFORMATION TECHNOLOGY - 10.5%
3D Systems Corp. (c) (e)	68	937
Advanced Energy Industries Inc. (c)	25	952
Advanced Micro Devices Inc. (c) (e)	503	2,584
Alpha & Omega Semiconductor Ltd. (c)	11	150
Ambarella Inc. (c) (e)	59	2,980
Barracuda Networks Inc. (c) (e)	316	4,785
Blackhawk Network Holdings Inc. (c)	99	3,315
Care.com Inc. (c)	65	757
Cohu Inc.	587	6,373
Convergys Corp.	27	681
Datalink Corp. (c)	79	596
Dolby Laboratories Inc.	80	3,811
Ebix Inc. (e)	38	1,826
Entegris Inc. (c)	480	6,944
ExlService Holdings Inc. (c)	43	2,237
Fairchild Semiconductor International Inc. (c)	37	733
FARO Technologies Inc. (c)	112	3,780
Finisar Corp. (c)	16	272
Infinera Corp. (c)	205	2,318
Integrated Device Technology Inc. (c)	96	1,931
M/A-COM Technology Solutions Holdings Inc. (c) (e)	62	2,045
Manhattan Associates Inc. (c)	59	3,795
Mantech International Corp. - Class A	37	1,414
Mentor Graphics Corp.	50	1,067
MoneyGram International Inc. (c)	816	5,592
Nanometrics Inc. (c)	37	774
NeoPhotonics Corp. (c)	126	1,204
NetGear Inc. (c)	71	3,383
NetScout Systems Inc. (c)	111	2,473
Oclaro Inc. (c) (e)	27	133
PC Connection Inc.	17	404
PFSweb Inc. (c)	127	1,207
Plexus Corp. (c)	36	1,576
Power Integrations Inc.	45	2,277
Progress Software Corp. (c)	9	245
QLogic Corp. (c)	29	429
RingCentral Inc. - Class A (c)	198	3,906
Rovi Corp. (c)	33	510
Sanmina Corp. (c)	38	1,014
Stratasys Ltd. (c) (e)	122	2,791
Sykes Enterprises Inc. (c)	50	1,461
SYNNEX Corp.	3	293
Systemax Inc. (c)	5	39
Take-Two Interactive Software Inc. (c)	22	850
Tech Data Corp. (c)	81	5,818
Teradyne Inc.	275	5,405
Tower Semiconductor Ltd. (c) (e)	302	3,746
Travelport Worldwide Ltd.	317	4,089
ViaSat Inc. (c) (e)	15	1,074
Vishay Intertechnology Inc. (e)	197	2,441
		109,417
MATERIALS - 3.2%
Commercial Metals Co.	221	3,727
Domtar Corp.	51	1,801
Innospec Inc.	42	1,952
Kronos Worldwide Inc. (e)	107	564
Olympic Steel Inc.	58	1,586
Owens-Illinois Inc. (c)	155	2,788
P.H. Glatfelter Co.	42	829
PolyOne Corp.	81	2,854
Rayonier Advanced Materials Inc.	11	151
Reliance Steel & Aluminum Co.	73	5,598

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ryerson Holding Corp. (c) (e)	95	1,655
Schweitzer-Mauduit International Inc.	227	8,008
Stepan Co.	36	2,129
		33,642
TELECOMMUNICATION SERVICES - 0.3%
Cogent Communications Holdings Inc.	44	1,760
IDT Corp. - Class B	63	899
Shenandoah Telecommunications Co.	15	567
		3,226
UTILITIES - 4.4%
Allete Inc.	38	2,473
Artesian Resources Corp. - Class A	29	999
Avista Corp.	3	153
Chesapeake Utilities Corp.	91	6,025
Connecticut Water Services Inc.	33	1,858
El Paso Electric Co.	89	4,217
IDACORP Inc.	83	6,789
Middlesex Water Co.	27	1,172
New Jersey Resources Corp.	11	438
Northwest Natural Gas Co.	39	2,559
Ormat Technologies Inc.	148	6,494
Piedmont Natural Gas Co. Inc.	10	622
PNM Resources Inc.	57	2,027
SJW Corp.	26	1,029
Southwest Gas Corp.	18	1,450
Spire Inc.	47	3,346
WGL Holdings Inc.	52	3,675
		45,326
Total Common Stocks (cost $973,466)		1,013,691

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 2.5%
JNL Money Market Fund, 0.26% (a) (h)	26,219	26,219

Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	83,935	83,935

Total Short Term Investments (cost $110,154)		110,154

Total Investments - 108.0% (cost $1,083,620)		1,123,845
Other Assets and Liabilities, Net - (8.0%)		(83,677)
Total Net Assets - 100.0%		$1,040,168

Portfolio Composition:	Percentage of Total Investments
Financials	33.7%
Industrials	16.5
Consumer Discretionary	10.1
Information Technology	9.7
Health Care	6.2
Energy	4.1
Utilities	4.0
Materials	3.0
Consumer Staples	2.6
Telecommunication Services	0.3
Short Term Investments	9.8
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.3%
Accredited Mortgage Loan Trust REMIC
0.77%, 12/25/35 (i)	$111	$107
0.73%, 04/25/36 (i)	2,380	2,100
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.16%, 05/25/35 (i)	4,600	3,790
Aegis Asset Backed Securities Trust REMIC, 0.93%, 08/25/35 (i)	3,090	2,663
American Airlines Pass-Through Trust, 4.38%, 10/01/22	2,827	2,855
Ameriquest Mortgage Securities Inc. REMIC
0.94%, 07/25/35 (i)	3,750	3,377
0.96%, 10/25/35 (i)	1,305	1,080
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.95%, 09/25/35 (i)	1,480	1,348
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.35%, 10/25/34 (i)	592	536
0.94%, 10/25/35 (i)	3,020	2,460
Asset Backed Securities Corp. Home Equity REMIC, 0.65%, 01/25/36 (i)	70	69
Asset-Backed Pass-Through Certificates REMIC, 1.14%, 04/25/34 (i)	261	257
Bear Stearns Asset Backed Securities I Trust REMIC, 1.19%, 09/25/35 (i)	2,430	2,075
Bear Stearns Asset Backed Securities Trust REMIC
1.11%, 05/25/35 (i)	433	409
0.91%, 12/25/35 (i)	1,600	1,339
0.86%, 02/25/36 (i)	786	745
Carrington Mortgage Loan Trust REMIC
1.43%, 05/25/35 (i)	2,605	2,341
0.93%, 10/25/35 (i)	4,100	3,699
0.76%, 01/25/36 (i)	3,300	2,769
0.69%, 03/25/36 (i)	2,400	2,010
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.40%, 09/10/23 (i)	12,726	640
Interest Only, 1.64%, 11/10/23 (i)	11,135	631
Interest Only, 1.24%, 10/10/47 (i)	14,152	963
Interest Only, 1.59%, 02/10/48 (i)	8,172	729
Citigroup Mortgage Loan Trust Inc. REMIC
1.20%, 05/25/35 (i) (r)	95	95
0.73%, 11/25/36 (i)	2,206	1,829
Commercial Mortgage Pass-Through Certificates REMIC
Interest Only, 0.35%, 01/10/23 (i) (r)	14,500	337
Interest Only, 0.77%, 02/10/23 (i)	2,500	86
Interest Only, 1.33%, 09/12/23 (i)	12,797	757
Interest Only, 1.40%, 04/10/47 (i)	16,805	1,009
Interest Only, 1.54%, 04/10/47 (i)	24,049	1,578
Interest Only, 1.50%, 06/10/47 (i)	15,648	1,064
Interest Only, 1.21%, 12/10/47 (i)	13,293	807
Ellington Loan Acquisition Trust REMIC, 1.55%, 05/25/37 (i) (r)	2,073	1,982
EquiFirst Mortgage Loan Trust REMIC
1.57%, 09/25/33 (i)	743	722
1.17%, 04/25/35 (i)	908	790
FBR Securitization Trust REMIC, 1.20%, 09/25/35 (i)	2,000	1,758
Fieldstone Mortgage Investment Trust REMIC, 1.58%, 03/25/35 (i)	3,950	3,608

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
First Franklin Mortgage Loan Trust REMIC, 1.19%, 12/25/34 (i)	84	81
GS Mortgage Securities Corp. II Interest Only REMIC, 1.04%, 05/10/50 (i)	20,831	1,120
GS Mortgage Securities Trust REMIC
Interest Only, 1.41%, 01/10/24 (i)	12,972	791
Interest Only, 2.21%, 01/12/45 (i) (r)	886	74
Interest Only, 1.25%, 11/10/47 (i)	15,544	1,014
Home Equity Asset Trust REMIC, 0.88%, 02/25/36 (i)	1,035	960
Home Equity Mortgage Loan Asset-Backed Trust REMIC, 0.94%, 08/25/35 (i)	1,884	1,728
Home Equity Mortgage Trust REMIC, 2.05%, 02/25/35 (i)	254	238
HSI Asset Securitization Corp. Trust REMIC
0.75%, 12/25/35 (i)	2,640	2,393
0.81%, 12/25/35 (i)	1,390	1,177
0.84%, 01/25/36 (i)	3,690	3,082
JPMorgan Alternative Loan Trust REMIC, 0.64%, 06/25/37 (i)	1,682	1,567
JPMorgan Mortgage Acquisition Corp. REMIC, 0.90%, 12/25/35 (i)	4,600	4,068
JPMorgan Mortgage Acquisition Trust REMIC
0.60%, 05/25/36 (i)	138	138
0.69%, 05/25/36 (i)	1,000	944
0.73%, 11/25/36 (i)	1,990	1,755
Long Beach Mortgage Loan Trust REMIC, 1.32%, 02/25/35 (i)	1,655	1,508
MASTR Asset Backed Securities Trust REMIC, 0.74%, 01/25/36 (i)	1,570	1,290
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.43%, 07/25/35 (i)	870	804
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.32%, 11/15/23 (i)	13,453	778
Interest Only, 1.34%, 02/15/24 (i)	13,687	807
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.58%, 05/25/32 (i)	775	732
Morgan Stanley Home Equity Loan Trust REMIC, 0.73%, 02/25/36 (i)	629	587
Newcastle Mortgage Securities Trust REMIC, 0.82%, 03/25/36 (i)	3,490	2,922
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
2.18%, 09/25/34 (i)	971	829
2.10%, 12/25/34 (i)	690	663
1.49%, 02/25/35 (i)	1,375	1,332
1.40%, 06/25/35 (i)	2,300	2,007
People’s Choice Home Loan Securities Trust Series REMIC, 0.97%, 12/25/35 (i)	2,675	2,426
Popular ABS Mortgage Pass-Through Trust REMIC, 0.89%, 11/25/35 (i)	1,383	1,272
RAAC Series Trust REMIC, 1.10%, 09/25/34 (i)	2,409	2,043
RAMP Trust REMIC
1.01%, 05/25/35 (i)	2,880	2,577
0.97%, 11/25/35 (i)	3,190	2,636
0.80%, 08/25/36 (i)	1,750	1,313
RASC Trust REMIC
1.43%, 07/25/35 (i)	4,700	4,335
0.91%, 01/25/36 (i)	3,750	3,168
Renaissance Home Equity Loan Trust REMIC, 0.78%, 05/25/35 (i)	489	424
Residential Asset Securitization Trust REMIC, 1.13%, 03/25/33 (i)	118	105
Securitized Asset Backed Receivables LLC Trust REMIC, 1.07%, 01/25/35 (i)	1,609	1,497
Soundview Home Loan Trust REMIC
0.96%, 08/25/35 (i)	740	669
0.92%, 11/25/35 (i)	4,500	3,785
0.75%, 02/25/36 (i)	2,670	2,467
0.67%, 12/25/36 (i)	3,540	2,974
0.62%, 03/25/37 (i)	2,408	2,242
Structured Asset Investment Loan Trust REMIC
1.58%, 06/25/33 (i)	190	184
1.25%, 07/25/34 (i)	728	686
Structured Asset Securities Corp. REMIC, 1.23%, 02/25/35 (i)	3,524	3,121
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
1.10%, 05/25/35 (i)	200	195
1.03%, 11/25/35 (i)	3,300	2,948
0.61%, 04/25/36 (i)	4,059	3,832
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.23%, 06/10/22 (i) (r)	2,331	200
Interest Only, 1.93%, 12/10/45 (i) (r)	1,647	132
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 04/15/19	841	842
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.59%, 03/15/45 (i) (r)	2,220	117
Interest Only, 1.57%, 03/15/47 (i)	11,282	754
Interest Only, 1.32%, 08/15/47 (i)	15,402	999
Total Non-U.S. Government Agency Asset- Backed Securities (cost $136,322)		138,746

CORPORATE BONDS AND NOTES - 27.9%
CONSUMER DISCRETIONARY - 2.3%
Charter Communications Operating LLC
4.91%, 07/23/25 (r)	3,385	3,689
6.48%, 10/23/45 (r)	3,110	3,716
General Motors Co., 6.75%, 04/01/46	1,830	2,172
Viacom Inc.
3.88%, 04/01/24 (e)	3,360	3,426
5.25%, 04/01/44	1,600	1,500
		14,503
CONSUMER STAPLES - 0.4%
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (r)	2,335	2,301

ENERGY - 3.4%
Apache Corp., 4.75%, 04/15/43	1,390	1,430
Energy Transfer Partners LP, 6.50%, 02/01/42	1,555	1,634
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	193	192
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	200	222
Kinder Morgan Energy Partners LP
6.50%, 09/01/39 (e)	1,310	1,371
5.50%, 03/01/44	930	931
Kinder Morgan Inc., 5.55%, 06/01/45	2,580	2,622
Marathon Oil Corp., 3.85%, 06/01/25 (e)	2,525	2,321
Pacific Rubiales Energy Corp.
0.00%, 01/26/19 (c) (d)	170	31
0.00%, 01/19/25 (c) (d) (r)	678	125
Pertamina Persero PT, 5.63%, 05/20/43	650	630
Petrobras Global Finance BV, 8.38%, 05/23/21	130	134
Petroleos de Venezuela SA, 6.00%, 05/16/24	400	141
Petroleos Mexicanos
5.50%, 06/27/44	350	316
6.38%, 01/23/45	502	505
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	648
Southern Gas Corridor CJSC Co., 6.88%, 03/24/26	200	216

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	340	325
Transcanada Trust, 5.63%, 05/20/75 (i)	4,030	3,718
Williams Partners LP, 3.60%, 03/15/22	3,560	3,371
YPF SA, 8.50%, 07/28/25 (e) (r)	182	192
		21,075
FINANCIALS - 13.5%
Ally Financial Inc., 3.25%, 02/13/18	1,555	1,555
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (e) (m)	2,590	2,464
5.20% (callable at 100 beginning 11/15/19) (m)	1,730	1,676
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	1,675	1,962
Bank of America Corp.
5.12% (callable at 100 beginning 09/05/24) (e) (m)	2,265	2,135
6.10% (callable at 100 beginning 03/17/25) (m)	4,905	4,979
6.25% (callable at 100 beginning 09/05/24) (m)	1,465	1,488
Banque Centrale de Tunisie SA, 5.75%, 01/30/25	250	226
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	250	223
Capital One Financial Corp., 5.55%, (callable at 100 beginning 06/01/20) (m)	3,770	3,723
Citigroup Inc.
5.80% (callable at 100 beginning 11/15/19) (e) (m)	2,525	2,440
5.95% (callable at 100 beginning 05/15/25) (m)	4,550	4,448
Comcel Trust, 6.88%, 02/06/24 (r)	600	585
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (r)	408	418
Corporate Office Properties LP, 3.70%, 06/15/21	4,085	4,131
Entertainment Properties Trust, 5.75%, 08/15/22	1,925	2,104
General Motors Financial Co. Inc.
3.20%, 07/06/21	2,765	2,773
4.30%, 07/13/25	2,565	2,633
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (e) (m)	3,185	3,179
5.15%, 05/22/45	2,450	2,553
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (e) (m) (v)	1,830	1,763
ING US Inc., 5.65%, 05/15/53 (i)	2,805	2,644
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (e) (m)	2,290	2,190
6.00% (callable at 100 beginning 08/01/23) (m)	4,835	4,938
MetLife Inc., 5.25%, (callable at 100 beginning 06/15/20) (m)	3,340	3,315
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,825	2,712
5.55% (callable at 100 beginning 07/15/20) (e) (m)	3,215	3,185
4.35%, 09/08/26	4,335	4,537
Omega Healthcare Investors Inc., 4.50%, 01/15/25	2,740	2,781
Prudential Financial Inc.
5.20%, 03/15/44 (i)	1,925	1,887
5.38%, 05/15/45 (i)	2,525	2,553
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20 (r)	200	197
Ukreximbank Via Biz Finance Plc, 9.63%, 04/27/22 (r)	280	272
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	325
6.03%, 07/05/22	380	401
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,880	5,020
		84,415
HEALTH CARE - 1.9%
AbbVie Inc., 4.45%, 05/14/46	3,845	3,902
Aetna Inc., 4.38%, 06/15/46	1,740	1,801
Mylan NV
3.15%, 06/15/21 (r)	2,985	3,031
3.95%, 06/15/26 (r)	3,080	3,116
		11,850
INDUSTRIALS - 0.5%
Air Lease Corp., 3.88%, 04/01/21	1,425	1,468
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (m)	1,681	1,786
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	204
		3,458
INFORMATION TECHNOLOGY - 2.3%
Apple Inc., 4.65%, 02/23/46	2,825	3,183
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (e) (r)	3,155	3,298
Oracle Corp., 4.00%, 07/15/46	3,200	3,224
Seagate HDD Cayman
4.75%, 06/01/23 (e)	3,260	2,755
4.88%, 06/01/27	2,425	1,752
		14,212
MATERIALS - 0.1%
Cemex SAB de CV, 7.75%, 04/16/26 (r)	200	210
Codelco, 6.15%, 10/24/36	190	221
		431
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.
5.35%, 09/01/40	3,875	4,241
4.75%, 05/15/46	3,715	3,808
Qwest Corp., 6.75%, 12/01/21	2,780	3,002
Verizon Communications Inc., 4.67%, 03/15/55 (e)	3,128	3,160
		14,211
UTILITIES - 1.2%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	208
Dominion Resources Inc., 5.75%, 10/01/54 (e) (i)	3,025	3,010
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (e) (m) (r)	3,715	3,539
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	350	346
7.13%, 02/11/25 (r)	219	217
		7,320
Total Corporate Bonds and Notes (cost $173,161)		173,776

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
VARIABLE RATE SENIOR LOAN INTERESTS - 12.5% (i)
CONSUMER DISCRETIONARY - 4.0%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	$961	959
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	556	534
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/07/20	836	813
Altice US Finance I Corp. Extended Term Loan, 4.25%, 12/14/22	538	535
AMC Entertainment Inc. Term Loan, 4.00%, 12/02/22	164	164
ARAMARK Services Inc. Term Loan F, 3.25%, 02/21/21	725	725
Aristocrat Leisure Ltd. Term Loan B, 4.75%, 10/01/21	259	260
Bass Pro Group LLC Term Loan, 4.00%, 06/15/20	268	263
Bombardier Recreational Products Inc. Term Loan B, 3.75%, 01/17/19	270	267
Burlington Coat Factory Warehouse Corp. Term Loan B-3, 4.25%, 08/13/21	270	269
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	439	436
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	514	514
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	647	646
CS Intermediate Holdco 2 LLC Term Loan B, 4.00%, 04/04/21	399	398
Cumulus Media Holdings Inc. Term Loan, 4.25%, 12/31/20	557	389
Delta 2 Lux SARL Term Loan B-3, 4.75%, 07/30/21	540	519
Eldorado Resorts LLC Term Loan B, 4.25%, 07/25/22	268	268
EMI Music Publishing Ltd. Term Loan, 4.00%, 07/30/22	537	535
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	110	107
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	216	209
GNC Corp. Term Loan B, 3.25%, 03/04/19	200	196
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	389	389
Information Resources Inc. Term Loan B, 4.75%, 09/30/20	265	265
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	250	250
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	552	550
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	985	977
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	268	240
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	865	856
Outfront Media Capital LLC Term Loan B, 3.00%, 01/16/21	272	271
Party City Holdings Inc. Term Loan B, 4.25%, 07/29/22	467	463
Peninsula Gaming LLC Term Loan, 4.25%, 05/16/17	1,727	1,725
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	756	752
Pilot Travel Centers LLC Term Loan B, 3.20%, 10/03/21	188	188
RedTop Luxembourg SARL 1st Lien Term Loan, 4.50%, 11/22/20	323	321
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,078	1,062
SeaWorld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20	204	196
Serta Simmons Holdings LLC Term Loan, 4.25%, 09/20/19	182	181
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	611	611
Sinclair Television Group Inc. Term Loan B-1, 3.50%, 07/30/21	200	200
Sophia LP Term Loan B, 4.75%, 09/10/22	200	197
Spin Holdco Inc. Term Loan B, 4.25%, 11/14/19	535	524
SRAM LLC Term Loan B, 4.00%, 04/10/20	276	243
Station Casinos LLC Term Loan B, 3.75%, 05/29/23	465	462
Tribune Media Co. Term Loan, 3.75%, 12/27/20	263	262
Twin River Management Group Inc. Term Loan B, 5.25%, 07/10/20	732	727
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	185	184
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	744	739
UPC Financing Partnership Term Loan AH, 3.34%, 06/30/21	200	195
WideOpenWest Finance LLC Term Loan B, 4.50%, 04/01/19	911	908
WMG Acquisition Corp. Term Loan, 3.75%, 07/01/20	758	748
Yum! Brands Inc. 1st Lien Term Loan B, 2.75%, 05/23/23	420	420
Ziggo Financing Partnership Term Loan B-1, 3.65%, 01/15/22	370	361
Ziggo Financing Partnership Term Loan B-2A, 3.65%, 01/15/22	238	232
Ziggo Financing Partnership Term Loan B-3, 3.60%, 01/15/22	392	382
		25,087
CONSUMER STAPLES - 0.5%
Albertsons LLC Term Loan B-5, 4.75%, 12/21/22	329	329
Albertsons LLC Term Loan B-6, 4.75%, 05/23/23	282	281
Charger OpCo BV Term Loan B-1, 4.25%, 05/09/21	211	211
Post Holdings Inc. Incremental Term Loan, 4.00%, 06/02/21	506	507
Reynolds Group Holdings Inc. Term Loan, 4.50%, 11/26/18	1,444	1,443
US Foods Inc. Term Loan B, 0.00%, 06/07/23 (z)	315	313
		3,084
ENERGY - 0.2%
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	400	399
Energy Transfer Equity LP Term Loan, 4.00%, 12/02/19	625	606
TPF II Power LLC Term Loan B, 5.50%, 10/02/21	391	390
		1,395

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 0.9%
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	523	523
DTZ US Borrower LLC 1st Lien Term Loan, 4.25%, 11/04/21	744	733
Equinix Inc. Term Loan, 4.00%, 12/11/22	603	600
Grosvenor Capital Management Holdings LLP Term Loan B, 3.75%, 01/04/21	514	505
Harbourvest Partners LLC Term Loan, 3.25%, 02/04/21	405	398
INEOS US Finance LLC Term Loan, 4.25%, 03/11/22	495	485
Realogy Corp. Term Loan B, 3.75%, 03/05/20	965	963
Vantiv LLC Term Loan B, 3.50%, 06/15/21	1,329	1,329
		5,536
HEALTH CARE - 1.9%
Alere Inc. Term Loan A, 0.00%, 06/18/20 (z)	150	148
Alere Inc. Term Loan B, 4.25%, 06/15/22	249	248
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	719	717
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 04/30/21	987	983
Community Health Systems Inc. Term Loan F, 3.92%, 12/31/18	261	259
Community Health Systems Inc. Term Loan H, 4.00%, 01/27/21	921	896
Concentra Inc. 1st Lien Term Loan, 4.00%, 06/01/22	268	267
Convatec Inc. Term Loan, 4.25%, 06/15/20	133	132
DJO Finance LLC Term Loan, 4.25%, 06/08/20	392	373
Emdeon Business Services LLC Term Loan B-2, 3.75%, 11/02/18	536	535
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	811	797
Envision Healthcare Corp. Term Loan, 4.25%, 05/25/18	268	268
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	269	268
HCA Inc. Term Loan B-6, 3.70%, 03/18/23	459	460
Iasis Healthcare LLC Term Loan B-2, 4.50%, 05/03/18	398	396
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	738	731
Mallinckrodt International Finance SA Incremental Term Loan B-1, 3.50%, 03/19/21	328	324
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	129	127
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	520	521
Prestige Brands Inc. Term Loan B-3, 3.50%, 09/03/21	912	910
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	194	194
Team Health Inc. Term Loan, 3.75%, 11/23/22	455	454
Valeant Pharmaceuticals International Inc. Term Loan B
4.50%, 02/13/19	70	68
4.75%, 12/11/19	835	810
4.75%, 08/05/20	702	681
		11,567
INDUSTRIALS - 1.4%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	494	485
Air Medical Group Holdings Inc. Term Loan B, 4.25%, 04/28/22	272	265
Allison Transmission Inc. Term Loan B-3, 3.50%, 08/23/19	182	181
American Airlines Inc. Term Loan, 3.25%, 06/27/20	538	530
American Airlines Inc. Term Loan B, 3.50%, 04/18/23	45	45
Avis Budget Car Rental LLC Extended Term Loan, 3.25%, 03/15/22	334	334
Axalta Coating Systems US Holdings Inc. Term Loan, 3.75%, 02/01/20	687	686
BE Aerospace Inc. Term Loan B, 4.00%, 11/12/21	200	200
Brickman Group Ltd. LLC 1st Lien Term Loan, 4.00%, 12/18/20	258	253
Capsugel Holdings US Inc. Term Loan B, 4.00%, 07/31/21	280	278
Doosan Infracore International Inc. Term Loan B, 4.50%, 05/28/21	343	343
Emerald Expositions Holdings Inc. Term Loan B, 4.75%, 06/12/20	443	441
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/20/20	536	532
Hertz Corp. Term Loan B, 3.50%, 06/02/23	150	150
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 4.25%, 07/02/18	343	340
Kenan Advantage Group Inc. Delayed Draw Term Loan, 1.50%, 01/23/17	37	36
Kenan Advantage Group Inc. Term Loan, 4.00%, 07/22/22	272	270
Kenan Advantage Group Inc. Term Loan B, 4.00%, 07/29/22	89	88
ON Assignment Inc. Term Loan, 3.75%, 06/01/22	848	847
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	205	205
Rexnord LLC 1st Lien Term Loan B, 4.00%, 08/15/20	259	255
Sedgwick Claims Management Services Inc. 1st Lien Term Loan, 3.75%, 03/01/21	539	527
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	489	482
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	990	977
		8,750
INFORMATION TECHNOLOGY - 1.3%
Applied Systems Inc. 1st Lien Term Loan, 0.00%, 01/25/21 (z)	200	198
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,367	1,367
CCC Information Services Inc. Term Loan, 4.00%, 12/20/19	533	528
CDW LLC Term Loan, 3.25%, 04/15/20	280	280
CommScope Inc. Term Loan B-5, 3.83%, 12/29/22	536	536
CPI Acquisition Inc. Term Loan B, 5.50%, 08/17/22	406	395
Dell Inc. Term Loan B, 4.00%, 06/02/23	465	463
First Data Corp. Extended Term Loan, 4.45%, 03/24/21	603	600
First Data Corp. Term Loan, 4.20%, 07/08/22	904	895
Go Daddy Operating Co. LLC Term Loan B, 4.25%, 05/13/21	199	199
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	268	268
Kronos Inc. Incremental Term Loan, 4.50%, 10/31/19	400	399
Mitchell International Inc. 1st Lien Term Loan, 4.50%, 09/27/20	760	746

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NXP BV Term Loan B, 3.75%, 10/30/20	288	288
Presidio Inc. Term Loan, 5.25%, 02/02/22	759	744
Sensata Technologies BV Term Loan B, 3.00%, 10/14/21	164	164
WEX Inc. Term Loan B, 4.25%, 03/31/23	220	218
		8,288
MATERIALS - 0.9%
Ardagh Holdings USA Inc. Incremental Term Loan, 4.00%, 12/17/19	537	535
Berlin Packaging LLC 1st Lien Term Loan, 4.50%, 09/11/21	776	772
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	813	807
BWAY Holding Co. Inc. Term Loan B, 5.50%, 08/14/20	802	798
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	1	1
Huntsman International LLC Term Loan B, 4.25%, 03/18/23	264	264
Infor (US) Inc. Term Loan B-5, 3.75%, 06/03/20	376	366
MacDermid Inc. 1st Lien Term Loan, 5.50%, 06/15/20	74	73
Mauser US Corporate LLC 1st Lien Term Loan, 4.50%, 07/15/21	495	485
Owens-Illinois Inc. Term Loan B, 3.50%, 08/30/22	532	530
SIG Combibloc US Acquisition Inc. Term Loan, 4.25%, 03/13/22	637	631
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	495	489
Tekni-Plex Inc. Term Loan B, 4.50%, 06/01/22	113	111
		5,862
TELECOMMUNICATION SERVICES - 1.1%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/23/20	479	476
Genesys Telecom Holdings U.S. Inc. Term Loan B, 4.00%, 02/08/20	200	198
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	571	519
Level 3 Financing Inc. Term Loan, 4.00%, 08/01/19	1,160	1,158
Mediacom Illinois LLC Term Loan G, 3.50%, 06/30/21	905	902
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,135	1,135
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	200	198
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	813	815
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	199	198
Virgin Media Investment Holdings Ltd. Term Loan F, 3.65%, 06/30/23	200	195
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	892	887
		6,681
UTILITIES - 0.3%
Calpine Construction Finance Co. LP Term Loan B-2, 3.25%, 01/01/22	169	165
Calpine Corp. Term Loan B-7, 3.46%, 05/15/23	280	277
Dynegy Holdings Inc. Term Loan B-2, 4.00%, 04/23/20	515	504
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (z)	395	388
NRG Energy Inc. Term Loan B, 2.75%, 07/01/18	399	395
		1,729
Total Variable Rate Senior Loan Interests (cost $78,749)		77,979

GOVERNMENT AND AGENCY OBLIGATIONS - 43.3%
GOVERNMENT SECURITIES - 22.4%
Sovereign - 7.3%
Argentina Republic Government International Bond
6.88%, 04/22/21	200	213
7.50%, 04/22/26	200	216
8.28%, 12/31/33	1,023	1,139
7.13%, 07/06/36	150	150
Belize Government International Bond, 5.00%, 02/20/38 (k)	562	316
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	280	300
Brazil Government International Bond
4.88%, 01/22/21	400	421
8.25%, 01/20/34	100	122
7.13%, 01/20/37	250	282
Colombia Government International Bond
8.13%, 05/21/24	240	310
7.38%, 09/18/37	300	391
5.00%, 06/15/45	200	208
Costa Rica Government International Bond, 7.16%, 03/12/45 (r)	336	336
Croatia Government International Bond
6.75%, 11/05/19	400	435
6.63%, 07/14/20 - 07/14/20	300	327
6.00%, 01/26/24 (r)	260	283
Development Bank of Mongolia LLC, 5.75%, 03/21/17	200	200
Dominican Republic International Bond
7.45%, 04/30/44 (r)	188	207
6.85%, 01/27/45	200	207
Ecuador Government International Bond
10.50%, 03/24/20 (r)	364	360
7.95%, 06/20/24	450	393
Egypt Government International Bond, 6.88%, 04/30/40	100	83
El Salvador Government International Bond
6.38%, 01/18/27	296	268
7.65%, 06/15/35	200	178
Hungary Government International Bond, 7.63%, 03/29/41	640	928
Indonesia Government International Bond, 4.13%, 01/15/25	200	208
Italy Buoni Poliennali Del Tesoro, 2.70%, 03/01/47 (r), EUR	1,645	1,962
Ivory Coast Government International Bond
5.38%, 07/23/24	500	469
5.75%, 12/31/32	446	415
Jamaica Government International Bond, 6.75%, 04/28/28	238	250
Kenya Government International Bond, 6.88%, 06/24/24	377	349
Mexico Bonos, 7.75%, 11/13/42, MXN	188,670	12,004
Mexico Government International Bond, 4.60%, 01/23/46	250	264
Mongolia Government International Bond, 5.13%, 12/05/22	200	164
Oman Government International Bond, 4.75%, 06/15/26	204	202
Panama Government International Bond, 8.88%, 09/30/27	150	221

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Republic of Angola, 9.50%, 11/12/25	337	334
Republic of Argentina, 8.75%, 06/02/17	220	230
Republic of Armenia, 7.15%, 03/26/25 (r)	253	257
Republic of Azerbaijan International Bond, 4.75%, 03/18/24	350	354
Republic of Ghana, 10.75%, 10/14/30	470	495
Republic of Indonesia, 5.95%, 01/08/46	200	236
Republic of Iraq, 5.80%, 01/15/28	540	411
Republic of Serbia
7.25%, 09/28/21	430	492
6.75%, 11/01/24 (k)	190	195
Senegal Government International Bond
6.25%, 07/30/24 (r)	200	190
6.25%, 07/30/24	300	286
South Africa Government Bond, 6.50%, 02/28/41, ZAR	166,170	7,996
Spain Government Bond, 2.90%, 10/31/46 (r), EUR	4,575	5,705
Sri Lanka Government International Bond
5.88%, 07/25/22	270	262
6.85%, 11/03/25	513	500
Turkey Government International Bond
7.50%, 11/07/19	490	560
7.38%, 02/05/25	459	566
6.63%, 02/17/45	230	279
Ukraine Government International Bond
7.75%, 09/01/23 - 09/01/26 (r)	327	313
7.75%, 09/01/25 - 09/01/27	450	426
0.00%, 05/31/40 (i) (r)	400	130
Venezuela Government International Bond, 8.25%, 10/13/24	390	163
		45,161
Treasury Inflation Index Securities - 9.1%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	3,572	5,112
New Zealand Government Inflation Indexed Bond, 2.50%, 09/20/35 (s), NZD	2,915	2,355
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (n)	11,652	11,833
2.00%, 01/15/26 (n)	13,996	16,469
1.75%, 01/15/28 (n)	2,570	3,005
3.88%, 04/15/29 (n)	8,216	11,835
0.75%, 02/15/42 (n)	6,237	6,252
		56,861
U.S. Treasury Securities - 6.0%
U.S. Treasury Bond, 2.88%, 05/15/43	120	135
U.S. Treasury Note
0.50%, 04/30/17	24,000	23,999
2.75%, 02/15/24	3,495	3,859
1.63%, 02/15/26	9,475	9,588
		37,581
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.9%
Federal Home Loan Mortgage Corp. - 8.9%
Federal Home Loan Mortgage Corp.
3.00%, 07/15/31, TBA (g)	16,065	16,853
4.00%, 07/15/46, TBA (g)	32,495	34,777
4.50%, 07/15/46, TBA (g)	3,295	3,594
		55,224
Federal National Mortgage Association - 12.0%
Federal National Mortgage Association
2.50%, 07/15/31, TBA (g)	1,785	1,847
3.00%, 07/15/31, TBA (g)	3,445	3,612
3.50%, 07/15/31, TBA (g)	5,115	5,419
4.00%, 07/15/46, TBA (g)	33,880	36,319
4.50%, 07/15/46, TBA (g)	25,085	27,380
		74,577
Total Government and Agency Obligations (cost $270,511)		269,404

INVESTMENT COMPANIES - 8.6%
iShares iBoxx High Yield Corporate Bond Fund (e)	318	26,901
SPDR Barclays High Yield Bond ETF (e)	754	26,905
Total Investment Companies (cost $55,218)		53,806

SHORT TERM INVESTMENTS - 14.9%
Investment Company - 1.8%
JNL Money Market Fund, 0.26% (a) (h)	11,208	11,208

Securities Lending Collateral - 12.0%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	74,941	74,941

Treasury Securities - 1.1%
U.S. Treasury Bill, 0.17%, 07/21/16 (o)	$7,000	6,999
Total Short Term Investments (cost $93,148)		93,148
Total Investments - 129.5% (cost $807,109)		806,859
Other Assets and Liabilities, Net - (29.5%)		(183,938)
Total Net Assets - 100.0%		$622,921

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	17.6%
Government Securities	17.3
Non-U.S. Government Agency ABS	15.6
Financials	11.2
Consumer Discretionary	4.9
Health Care	2.9
Information Technology	2.8
Energy	2.8
Telecommunication Services	2.6
Industrials	1.5
Utilities	1.1
Materials	0.8
Consumer Staples	0.7
Investment Companies	6.7
Short Term Investments	11.5
Total Investments	100.0%

JNL/PIMCO Real Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.2%
Aegis Asset Backed Securities Trust REMIC, 1.15%, 03/25/35 (i)	$1,200	$993
Aquilae CLO Plc, 0.19%, 01/17/23 (i), EUR	187	207
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.62%, 03/25/36 (i)	1,064	997
Banc of America Commercial Mortgage Trust REMIC
5.72%, 05/10/17 (i)	2,087	2,122
5.93%, 07/10/17 (i)	1,949	2,014
5.89%, 07/10/44 (i)	274	274
Banc of America Mortgage Trust REMIC, 3.25%, 06/25/35 (i)	126	121
Banc of America Re-REMIC Trust REMIC
5.68%, 05/24/17 (i) (r)	685	689
5.67%, 07/17/17 (i) (r)	507	511

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16, EUR	700	784
BCAP LLC Trust REMIC
5.21%, 04/26/17 (i) (r)	1,075	1,030
5.25%, 05/26/22 (r)	1,998	2,058
Bear Stearns Adjustable Rate Mortgage Trust REMIC
3.01%, 05/25/33 (i)	31	31
3.04%, 02/25/34 (i)	253	245
3.25%, 11/25/34 (i)	233	224
3.19%, 01/25/35 (i)	161	155
2.90%, 03/25/35 (i)	290	282
2.92%, 03/25/35 (i)	27	27
2.38%, 08/25/35 (i)	35	35
Bear Stearns Alt-A Trust REMIC
2.73%, 01/25/36 (i)	487	397
2.90%, 08/25/36 (i)	227	167
Bear Stearns Asset Backed Securities Trust REMIC, 1.45%, 08/25/37 (i)	577	532
Bear Stearns Structured Products Inc. Trust REMIC, 2.73%, 12/26/46 (i)	670	516
Carlyle Global Market Strategies CLO Ltd., 2.02%, 01/20/25 (i) (p) (q)	900	898
Cavalry CLO II Ltd., 1.98%, 01/17/24 (i) (p) (q)	400	398
Chase Mortgage Finance Corp. REMIC, 3.03%, 02/25/37 (i)	52	51
Citigroup Mortgage Loan Trust Inc. REMIC
2.43%, 08/25/35 (i)	40	40
2.76%, 08/25/35 (i)	54	54
2.86%, 08/25/35 (i)	286	213
0.53%, 01/25/37 (i)	100	63
0.51%, 05/25/37 (i)	205	142
3.03%, 09/25/37 (i)	1,329	1,204
College Loan Corp. Trust, 0.89%, 01/25/24 (i)	800	776
Cordatus CLO I Plc, 0.97%, 01/30/24 (i), GBP	58	76
Cordatus CLO II Plc, 0.16%, 07/25/24 (i), EUR	1,526	1,666
Cordatus CLO III Plc, 0.97%, 07/25/24 (i), GBP	499	640
Countrywide Asset-Backed Certificates REMIC, 0.63%, 12/25/34 (i)	141	140
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.00%, 08/25/34 (i)	201	170
2.69%, 11/20/34 (i)	168	158
2.60%, 04/20/35 (i)	188	186
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	636	640
5.89%, 06/15/39 (i)	3,005	3,057
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	850	421
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.57%, 07/25/37 (i) (r)	153	91
CS First Boston Mortgage Securities Corp. REMIC, 2.79%, 04/25/34 (i)	169	168
CWABS Asset-Backed Certificates Trust REMIC, 0.80%, 04/25/36 (i)	549	539
Dryden XI-Leveraged Loan CDO, 0.88%, 04/12/20 (i) (r)	649	649
Eaton Vance CDO VII Plc
0.89%, 03/25/26 (i)	617	608
0.96%, 03/25/26 (i)	971	968
Eaton Vance CDO X Plc
0.05%, 02/22/27 (i), EUR	84	92
0.89%, 02/22/27 (i)	775	759
0.95%, 02/22/27 (i) (q)	1,617	1,587
Elm CLO Ltd., 2.03%, 01/17/23 (i) (r)	9,018	9,052
Eurosail-UK 2007-3bl Plc
0.87%, 06/13/45 (i), GBP	9	12
0.87%, 06/13/45 (i) (p) (q), GBP	38	50
1.52%, 06/13/45 (i), GBP	1,603	1,823
First NLC Trust REMIC, 0.52%, 08/25/37 (i) (r)	329	175
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	3,337	3,368
Grifonas Finance Plc, 0.15%, 08/28/39 (i), EUR	1,090	791
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,754
GSR Mortgage Loan Trust REMIC, 2.99%, 01/25/35 (i)	190	179
Harborview Mortgage Loan Trust REMIC, 2.70%, 04/19/34 (i)	278	274
Hillmark Funding, 0.90%, 05/21/21 (i) (r)	3,092	3,045
HomeBanc Mortgage Trust REMIC, 0.78%, 10/25/35 (i)	574	528
Indymac Index Mortgage Loan Trust REMIC
2.75%, 03/25/35 (i)	491	489
3.24%, 11/25/35 (i)	444	405
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,535	3,670
JPMorgan Mortgage Acquisition Trust REMIC, 0.57%, 10/25/33 (i)	1,985	1,948
JPMorgan Mortgage Trust REMIC
2.93%, 07/25/35 (i)	180	179
2.74%, 08/25/35 (i)	327	309
2.79%, 08/25/35 (i)	241	236
2.78%, 09/25/35 (i)	71	63
2.42%, 07/27/37 (i) (r)	673	624
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	5,764	5,836
Lehman Brothers Mortgage Loan Trust REMIC, 0.54%, 06/25/37 (i) (r)	308	183
Marche Mutui 4 Srl, 0.17%, 02/25/55 (i), EUR	453	497
Marche Mutui Srl, 2.00%, 07/27/19 (i), EUR	757	846
MASTR Adjustable Rate Mortgages Trust REMIC, 2.57%, 12/25/33 (i)	454	436
Merrill Lynch Mortgage Investors Trust REMIC
2.55%, 02/25/33 (i)	152	145
2.77%, 02/25/34 (i)	259	259
2.52%, 10/25/35 (i)	329	311
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (i)	2,283	2,369
0.51%, 05/25/37 (i)	113	70
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	985	1,003
Muir Grove CLO Ltd., 1.26%, 03/25/20 (i) (r)	6,538	6,489
Nautique Funding Ltd., 0.88%, 04/15/20 (i) (r)	84	83
NCUA Guaranteed Notes Trust REMIC
0.91%, 10/07/20 (i)	1,627	1,630
1.02%, 12/08/20 (i)	2,838	2,845
NYLIM Flatiron CLO Ltd., 0.85%, 08/08/20 (i) (r)	15	15
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	9,200	9,224
Penta CLO SA, 0.07%, 06/04/24 (i), EUR	529	582
People’s Choice Home Loan Securities Trust Series REMIC, 1.31%, 08/25/35 (i)	9,443	7,127
Provident Funding Mortgage Loan Trust REMIC, 2.83%, 08/25/33 (i)	160	163
RASC Trust REMIC, 0.87%, 12/25/35 (i)	500	431
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	2,530	2,554
6.30%, 08/16/17 (i) (r)	931	955
RBSSP Resecuritization Trust REMIC, 0.65%, 12/29/36 (i) (r)	6,090	5,439

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	41	41
SLM Student Loan Trust
2.14%, 10/25/17 (i)	3,762	3,760
REMIC, 0.68%, 04/25/19 (i)	4,885	4,856
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.83%, 02/25/34 (i)	440	437
3.03%, 12/25/34 (i)	236	229
Structured Asset Mortgage Investments Inc. REMIC, 1.11%, 10/19/34 (i)	27	26
Structured Asset Securities Corp. REMIC, 0.59%, 06/25/37 (i)	1,168	1,137
Swan Trust, 3.14%, 04/25/41 (i), AUD	179	135
Symphony CLO III Ltd., 0.87%, 05/15/19 (i) (r)	924	923
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	57
Thornburg Mortgage Securities Trust REMIC, 2.54%, 04/25/45 (i)	337	337
VOLT XLIII LLC, 4.25%, 03/26/46 (k) (r)	96	97
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	4,923
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.62%, 12/25/35 (i)	207	189
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.48%, 03/25/33 (i)	84	83
2.82%, 06/25/33 (i)	237	238
2.59%, 09/25/33 (i)	215	209
2.87%, 08/25/35 (i)	75	69
1.44%, 08/25/46 (i)	3,644	3,060
1.21%, 05/25/47 (i)	470	388
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.85%, 04/25/36 (i)	828	795
Wells Fargo Mortgage-Backed Securities Trust REMIC, 2.85%, 12/25/34 (i)	238	233
Wood Street CLO BV, 0.12%, 03/29/21 (i) (r), EUR	16	18
Total Non-U.S. Government Agency Asset- Backed Securities (cost $134,500)		134,571

CORPORATE BONDS AND NOTES - 8.7%
ENERGY - 0.1%
Petrobras Global Finance BV
2.77%, 01/15/19 (i)	200	181
3.00%, 01/15/19 (e)	188	174
3.25%, 04/01/19, EUR	300	310
4.88%, 03/17/20 (e)	700	657
3.75%, 01/14/21, EUR	300	292
4.38%, 05/20/23	100	81
6.63%, 01/16/34, GBP	200	198
Petrobras International Finance Co.
7.88%, 03/15/19	100	103
5.38%, 01/27/21	100	92
		2,088
FINANCIALS - 7.6%
Ally Financial Inc.
2.75%, 01/30/17	5,900	5,944
6.25%, 12/01/17	7,300	7,647
3.25%, 02/13/18	9,700	9,700
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (m), EUR	800	749
Bank of America NA, 1.75%, 06/05/18	7,900	7,953
Bank of New York Mellon Corp., 1.50%, 08/17/20 (i)	2,600	2,611
Barclays Bank Plc, 7.63%, 11/21/22	1,000	1,076
Barclays Plc
6.50% (callable at 100 beginning 09/15/19) (m), EUR	300	295
8.00% (callable at 100 beginning 12/15/20) (m) (v), EUR	1,800	1,861
8.25% (callable at 100 beginning 12/15/18) (e) (m) (v)	1,400	1,368
Citigroup Inc., 1.16%, 05/01/17 (i)	18,700	18,702
Credit Agricole SA
6.50% (callable at 100 beginning 06/23/21) (m), EUR	300	313
7.50% (callable at 100 beginning 06/23/26) (m), GBP	2,000	2,384
7.88% (callable at 100 beginning 01/23/24) (m) (v)	1,800	1,719
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	3,900	3,917
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	450
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	7,300	7,390
Goldman Sachs Group Inc.
1.85%, 09/15/20 (i)	6,900	6,886
2.43%, 02/25/21 (i)	6,000	6,122
JPMorgan Chase & Co.
2.75%, 06/23/20	5,700	5,874
2.15%, 03/01/21 (e) (i)	17,000	17,382
Lloyds Bank Plc, 1.75%, 05/14/18	250	249
Lloyds Banking Group Plc, 7.87%, (callable at 100 beginning 06/27/29) (m) (v), GBP	300	376
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,800	3,057
Mitsubishi UFJ Financial Group Inc., 2.55%, 03/01/21 (i)	2,700	2,780
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	102
9.50%, 03/16/22 (i)	500	520
UBS AG
7.25%, 02/22/22 (i)	1,000	1,024
4.75%, 05/22/23 (i)	300	306
Unibail-Rodamco SE, 1.40%, 04/16/19 (i)	3,500	3,478
Volkswagen Group of America Finance LLC, 1.12%, 05/22/18 (i) (r)	500	493
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,100	1,151
		123,879
HEALTH CARE - 0.1%
Aetna Inc.
1.31%, 12/08/17 (i)	1,200	1,202
2.40%, 06/15/21	800	817
		2,019
INDUSTRIALS - 0.3%
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	3,400	3,585
International Lease Finance Corp., 6.75%, 09/01/16 (r)	900	904
		4,489
INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 1.25%, 02/21/18 (i)	3,900	3,924
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (r)	2,000	2,026
		5,950
TELECOMMUNICATION SERVICES - 0.2%
AT&T Inc.
1.56%, 06/30/20 (i)	1,000	996
4.50%, 05/15/35	1,200	1,226

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.75%, 05/15/46	1,800	1,845
		4,067
Total Corporate Bonds and Notes (cost $143,585)		142,492

GOVERNMENT AND AGENCY OBLIGATIONS - 120.6%
GOVERNMENT SECURITIES - 113.9%
Municipals - 0.0%
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	305	290
Sovereign - 6.8%
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,080
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/16 - 01/01/17 (j), BRL	303,880	90,563
Hellenic Republic Government Bond
4.75%, 04/17/19 (r), EUR	892	892
0.00%, 02/24/23 - 02/24/42 (k), EUR	1,118	763
Hellenic Republic Government International Bond, 4.50%, 07/03/17, JPY	170,000	1,543
Japan Government Bond, 0.30%, 09/20/16, JPY	240,000	2,327
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,282
Mexico Bonos de Proteccion al Ahorro, 4.58%, 01/04/18 (q), MXN	194,700	10,844
		111,294
Treasury Inflation Index Securities - 103.2%
Corp. Andina de Fomento Inflation Indexed Note, 3.95%, 10/15/21 (n), MXN	10,830	603
France Government Inflation Indexed Bond
2.25%, 07/25/20 (n), EUR	3,560	4,498
1.85%, 07/25/27 (n), EUR	2,777	3,994
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.35%, 09/15/24 (n) (r), EUR	7,782	9,919
3.10%, 09/15/26 (n), EUR	424	582
2.55%, 09/15/41 (n), EUR	380	544
Japan Government CPI Indexed Bond, 0.10%, 03/10/26 (n), JPY	318,576	3,306
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (n), MXN	3,249	195
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 - 11/22/35 (n), MXN	124,252	7,812
4.00%, 11/08/46 (n), MXN	104,321	6,338
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (s), NZD	14,500	11,158
3.00%, 09/20/30 (s), NZD	2,500	2,140
U.S. Treasury Inflation Indexed Note
2.63%, 07/15/17 (n) (o)	7,042	7,330
1.63%, 01/15/18 (n) (o)	1,142	1,185
0.13%, 04/15/18 (n) (o)	16,664	16,913
0.13%, 04/15/19 - 07/15/24, (g) (n) (o)	539,235	549,779
1.88%, 07/15/19 (n) (o)	21,739	23,523
1.38%, 01/15/20 - 02/15/44, (g) (n) (o)	196,683	219,437
1.25%, 07/15/20, (g) (n)	66,155	71,098
0.63%, 07/15/21 - 01/15/24, (g) (n)	167,301	175,905
0.38%, 07/15/23, (g) (n)	29,918	30,944
2.38%, 01/15/25, (g) (n) (o)	134,242	160,322
2.38%, 01/15/27 (n)	50,162	61,583
1.75%, 01/15/28 (n)	18,125	21,195
3.63%, 04/15/28 (n) (o)	16,405	22,704
2.50%, 01/15/29, (g) (n)	42,982	54,470
3.88%, 04/15/29 (n)	52,686	75,896
2.13%, 02/15/40, (g) (n)	43,958	57,496
2.13%, 02/15/41 (n) (o)	4,895	6,459
0.75%, 02/15/42 (n) (o)	11,775	11,804
0.63%, 02/15/43 (n) (o)	458	446
0.75%, 02/15/45, (g) (n)	18,289	18,381
1.00%, 02/15/46, (g) (n) (o)	15,298	16,526
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/44 - 03/22/58 (n), GBP	13,618	27,041
United Kingdom Inflation Indexed Note, 0.13%, 03/22/24 (n), GBP	5,076	7,730
		1,689,256
U.S. Treasury Securities - 3.9%
U.S. Treasury Bond
3.00%, 11/15/44 - 11/15/45 (o)	1,130	1,300
2.50%, 02/15/45 (g) (o)	5,880	6,128
3.00%, 05/15/45 (g)	4,520	5,200
2.50%, 02/15/46 (g)	17,410	18,145
2.50%, 05/15/46	290	303
U.S. Treasury Note
2.00%, 02/15/25 (g) (o)	5,630	5,892
1.63%, 05/15/26 (g)	26,700	27,042
		64,010
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.7%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
2.34%, 07/01/36 (i)	253	267
2.24%, 09/01/36 (i)	313	330
2.41%, 10/01/36 (i)	112	118
0.89%, 09/15/42	7,898	7,926
REMIC, 0.89%, 08/15/33 (i)	974	975
REMIC, 1.61%, 10/25/44 - 02/25/45 (i)	675	698
		10,314
Federal National Mortgage Association - 6.0%
Federal National Mortgage Association
2.23%, 11/01/35 (i)	33	35
2.97%, 03/01/36 (i)	63	67
3.26%, 06/01/36 (i)	17	17
3.50%, 07/15/46 - 08/15/46, TBA (g)	88,000	92,734
3.00%, 08/15/46, TBA (g)	5,000	5,179
REMIC, 0.51%, 07/25/37 (i)	184	180
		98,212
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	562	627
Total Government and Agency Obligations (cost $1,950,295)		1,974,003

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 6.38% - Series L (m) (v)	1	650
Total Preferred Stocks (cost $500)		650

PURCHASED OPTIONS - 0.3%
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/13/16, MSC (q)	194	158
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/21/16, CGM (q)	145	123
Call Swaption, 3-Month LIBOR, Exercise Rate 2.15%, Expiration 06/15/18, DUB (q)	97	1,448
Japanese Yen versus USD Call Option, Strike Price JPY 111.50, Expiration 07/07/16, CSI	4,710,000	—
Japanese Yen versus USD Call Option, Strike Price JPY 111.50, Expiration 07/07/16, DUB	3,400,000	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 07/05/16, DUB	5,091	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 07/05/16, MSC	7,473	—

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Put Swaption, 3-Month LIBOR, Exercise Rate 1.50%, Expiration 07/05/16, CGM	2,776	—
Put Swaption, 3-Month LIBOR, Exercise Rate 2.59%, Expiration 12/10/18, MSC (q)	28	203
Put Swaption, 3-Month LIBOR, Exercise Rate 2.60%, Expiration 03/29/19, MSC (q)	108	859
Put Swaption, 3-Month LIBOR, Exercise Rate 2.61%, Expiration 10/17/18, MSC (q)	91	612
Put Swaption, 3-Month LIBOR, Exercise Rate 2.61%, Expiration 11/15/18, MSC (q)	28	194
Put Swaption, 3-Month LIBOR, Exercise Rate 2.86%, Expiration 10/23/18, DUB (q)	134	679
Put Swaption, 3-Month LIBOR, Exercise Rate 3.40%, Expiration 12/05/16, CSI (q)	316	9
Put Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 08/08/16, JPM (q)	2,828	1
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 12/27/16, CGM (q)	1,540	14
Put Swaption, 3-Month LIBOR, Exercise Rate 1.78%, Expiration 07/21/16, CGM (q)	254	3
Put Swaption, 3-Month LIBOR, Exercise Rate 2.15%, Expiration 06/15/18, DUB (q)	97	947
Put Swaption, 6-Month British Bankers Association Yen LIBOR, Exercise Rate 0.30%, Expiration 11/14/16, JPM (q)	21,700	22
Total Purchased Options (cost $6,765)		5,272

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow (c) (q) (u)	100	7
Total Other Equity Interests (cost $0)		7

SHORT TERM INVESTMENTS - 1.8%
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 0.30%, 08/24/16	$800	800

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	6,930	6,930

Treasury Securities - 1.3%
Japan Treasury Bill, 0.00%, 09/26/16, JPY	1,830,000	17,732
U.S. Treasury Bill
0.17%, 07/21/16 (o)	1,098	1,098
0.29%, 11/03/16 (o)	1,553	1,552
		20,382
Total Short Term Investments (cost $27,659)		28,112
Total Investments - 139.6% (cost $2,263,304)		2,285,107
Other Assets and Liabilities, Net - (39.6%)		(647,702)
Total Net Assets - 100.0%		$1,637,405

Portfolio Composition:	Percentage of Total Investments
Government Securities	81.6%
Non-U.S. Government Agency ABS	5.9
Financials	5.4
U.S. Government Agency MBS	4.8
Information Technology	0.3
Purchased Options	0.2
Industrials	0.2
Telecommunication Services	0.2
Energy	0.1
Health Care	0.1
Short Term Investments	1.2
Total Investments	100.0%

JNL/PIMCO Total Return Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.7%
ABFC Trust REMIC, 0.56%, 01/25/37 (i)	$5,048	$3,003
Accredited Mortgage Loan Trust, 1.05%, 04/25/34 (i)	755	682
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.75%, 02/25/36 (i)	17,480	15,646
Aire Valley Mortgages Plc, 0.04%, 09/20/66 (i), EUR	5,636	6,109
Alpine Securitization REMIC
1.45%, 08/25/35 (i)	11,507	7,666
0.78%, 11/20/35 (i)	9,908	8,129
0.64%, 09/20/46 (i)	6,221	4,057
Alternative Loan Trust REMIC, 0.72%, 11/25/35 (i)	4,470	2,515
American Home Mortgage Assets Trust REMIC
1.36%, 11/25/46 (i)	13,607	6,343
1.14%, 02/25/47 (i)	9,653	5,268
American Home Mortgage Investment Trust REMIC, 2.98%, 02/25/45 (i)	170	170
Ameriquest Mortgage Securities Inc. REMIC, 0.92%, 10/25/35 (i)	16,700	16,501
Amortizing Residential Collateral Trust REMIC, 1.03%, 07/25/32 (i)	18	17
Argent Securities Inc. REMIC, 0.81%, 10/25/35 (i)	2,687	2,548
BAMLL Commercial Mortgage Securities Trust REMIC, 2.34%, 03/15/28 (i) (r)	9,800	9,876
Banc of America Commercial Mortgage Trust REMIC, 5.72%, 05/10/17 (i)	3,908	3,972
Banc of America Funding Trust REMIC
3.12%, 02/20/35 (i)	1,353	1,318
2.93%, 05/25/35 (i)	16,411	16,731
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	14	15
BBCMS Trust REMIC, 3.32%, 09/10/20 (r)	11,000	11,495
BCAP LLC Trust REMIC
5.21%, 04/26/17 (i) (r)	336	322
0.63%, 03/26/18 (i) (r)	15,670	10,971
5.25%, 05/26/22 (r)	2,514	2,589
5.25%, 02/26/36 (r)	1,415	1,227
4.53%, 03/27/37 (i) (r)	9,148	6,169
5.25%, 05/25/37 (r)	6,611	5,461
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.75%, 11/25/30 (i)	1	1
2.53%, 02/25/33 (i)	2	2
3.23%, 02/25/33 (i)	5	5
2.80%, 04/25/33 (i)	30	30
2.94%, 01/25/34 (i)	152	151
3.07%, 04/25/34 (i)	347	338
2.87%, 11/25/34 (i)	594	565
2.92%, 03/25/35 (i)	1,078	1,085
Bear Stearns Alt-A Trust REMIC
2.91%, 05/25/35 (i)	376	360
2.90%, 09/25/35 (i)	243	202
3.05%, 09/25/35 (i)	15,844	11,873
Bear Stearns Asset Backed Securities I Trust REMIC
1.43%, 03/25/35 (i)	9,584	9,035
0.65%, 04/25/37 (i)	2,209	2,221
Bear Stearns Asset Backed Securities Trust REMIC
0.86%, 12/25/35 (i)	5,321	5,196
0.71%, 10/25/36 (i)	8,700	8,283
0.70%, 01/25/37 (i)	4,957	3,721

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	226	230
Bear Stearns Structured Products Inc. Trust REMIC
2.77%, 01/26/36 (i)	770	601
1.75%, 03/25/37 (i) (r)	2,947	2,715
2.73%, 12/26/46 (i)	461	355
BNC Mortgage Loan Trust REMIC, 0.55%, 05/25/37 (i)	1,623	1,584
Bridgeport CLO II Ltd., 0.88%, 06/18/21 (i) (r)	9,041	8,827
Carlyle Global Market Strategies, 1.86%, 04/20/22 (i) (r)	8,800	8,781
Chase Mortgage Finance Trust REMIC, 2.66%, 12/25/35 (i)	1,331	1,256
ChaseFlex Trust REMIC, 5.00%, 07/25/37	963	847
CIFC Funding Ltd.
1.93%, 01/19/23 (i) (r)	1,261	1,261
1.78%, 08/14/24 (i) (r)	21,000	21,004
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	1,692	1,615
Citigroup Mortgage Loan Trust Inc. REMIC
2.93%, 11/25/35 (i)	10,146	8,953
2.73%, 12/25/35 (i)	67	66
0.51%, 05/25/37 (i)	512	354
5.75%, 10/25/37 (k) (r)	6,106	5,644
Commercial Mortgage Pass-Through Certificates REMIC, 2.68%, 04/26/38 (i) (r)	3,700	3,614
Continental Airlines Inc. Pass-Through Trust, 7.25%, 11/10/19	4,154	4,746
Countrywide Alternative Loan Trust REMIC
1.84%, 08/25/35 (i)	754	664
0.64%, 12/20/46 (i)	9,410	6,799
0.64%, 03/20/47 (i)	6,554	4,526
0.63%, 05/25/47 (i)	429	340
Countrywide Asset-Backed Certificates REMIC
0.60%, 04/25/34 (i)	3,270	2,796
1.20%, 06/25/34 (i)	225	215
0.59%, 10/25/35 (i)	6,667	4,905
0.95%, 12/25/35 (i)	5,000	4,246
0.65%, 02/25/36 (i)	15,786	10,655
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	3,058	3,129
2.69%, 11/20/34 (i)	1,059	1,004
2.67%, 11/25/34 (i)	450	423
2.82%, 02/20/35 (i)	607	605
5.75%, 12/25/35	3,108	2,697
2.59%, 02/20/36 (i)	97	85
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 11/18/16	2,599	2,614
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	5,752	5,948
5.38%, 02/15/40	518	523
CS First Boston Mortgage Securities Corp. REMIC, 1.05%, 03/25/32 (i) (r)	37	34
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	2,805	2,066
CSMC Trust REMIC, 3.50%, 03/25/54 (i) (r)	14,679	14,519
CVS Pass-Through Trust, 6.94%, 01/10/30	312	375
CWABS Asset-Backed Certificates Trust REMIC
0.91%, 04/25/36 (i)	5,400	4,402
0.69%, 03/25/47 (i)	6,698	3,889
Deco 2014-BONN Ltd., 1.25%, 11/07/24 (i) (r), EUR	2,552	2,821
Dell Equipment Finance Trust
0.53%, 10/24/16 (r)	1,177	1,177
1.35%, 12/22/17 (i) (r)	6,000	6,001
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates REMIC, 3.05%, 06/26/35 (i) (r)	3,399	3,366
Equity One ABS Inc., 1.01%, 11/25/32 (i)	51	48
Eurohome UK Mortgages Plc, 0.72%, 06/15/44 (i), GBP	4,174	4,955
First Franklin Mortgage Loan Trust REMIC
1.26%, 04/25/35 (i) (r)	1,639	1,548
0.81%, 10/25/35 (i)	4,834	4,516
First Horizon Asset Securities Inc. REMIC, 2.58%, 02/25/36 (i)	936	867
First Horizon Mortgage Pass-Through Trust REMIC, 2.66%, 10/25/35 (i)	1,778	1,458
GE-WMC Mortgage Securities LLC REMIC, 0.70%, 12/25/35 (i)	4,966	4,590
GoldenTree Loan Opportunities IV Ltd., 0.86%, 08/18/22 (i) (r)	4,149	4,087
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	834	842
GSAMP Trust REMIC
0.59%, 06/25/36 (i)	2,028	1,721
0.60%, 09/25/36 (i)	8,975	4,089
0.54%, 01/25/37 (i)	3,315	1,960
1.30%, 02/25/37 (i)	5,983	5,834
GSR Mortgage Loan Trust REMIC
2.88%, 09/25/35 (i)	761	764
2.89%, 11/25/35 (i)	246	235
Harborview Mortgage Loan Trust REMIC
0.67%, 05/19/35 (i)	113	93
3.07%, 07/19/35 (i)	484	418
Highlander Euro CDO BV, 0.32%, 09/06/22 (i), EUR	5,538	6,116
Highlander Euro CDO III BV, 0.07%, 05/01/23 (i), EUR	1,374	1,492
Home Equity Asset Trust REMIC, 1.50%, 07/25/35 (i)	3,700	3,647
HSI Asset Securitization Corp. Trust REMIC, 0.81%, 12/25/35 (i)	3,000	2,540
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.97%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC, 2.79%, 01/25/36 (i)	605	500
IndyMac INDX Mortgage Loan Trust REMIC, 2.76%, 08/25/35 (i)	2,545	2,088
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,708	1,734
5.42%, 02/15/17	5,746	5,832
2.96%, 10/05/20 (r)	11,100	11,325
5.34%, 05/15/47	1,693	1,709
JPMorgan Mortgage Acquisition Trust REMIC
0.69%, 05/25/36 (i)	8,500	7,856
0.73%, 01/25/37 (i)	4,800	3,514
JPMorgan Mortgage Trust REMIC
5.75%, 01/25/36	122	103
5.50%, 04/25/36	1,402	1,430
Lehman XS Trust REMIC
1.25%, 10/25/35 (i)	2,777	2,559
0.62%, 02/25/37 (i)	8,443	4,769
Long Beach Mortgage Loan Trust REMIC
1.01%, 09/25/34 (i)	198	176
0.61%, 08/25/36 (i)	10,222	5,385
Malin CLO BV, 0.02%, 05/07/23 (i), EUR	5,689	6,226
MASTR Asset Backed Securities Trust
4.58%, 12/25/32 (i)	1,500	1,497
REMIC, 1.46%, 03/25/35 (i)	5,005	4,149
REMIC, 0.56%, 08/25/36 (i)	12,267	5,934
REMIC, 0.62%, 10/25/36 (i)	5,489	5,048

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
REMIC, 0.50%, 01/25/37 (i)	440	175
REMIC, 1.60%, 08/25/37 (i)	8,140	6,278
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)	54	54
Merrill Lynch Mortgage Investors Trust REMIC
2.63%, 05/25/33 (i)	318	306
0.83%, 08/25/35 (i)	5,606	5,369
1.90%, 10/25/35 (i)	6,761	6,528
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.07%, 07/12/17 (i)	6,599	6,809
5.48%, 03/12/51 (i)	1,500	1,524
MLCC Mortgage Investors Inc. REMIC
1.46%, 10/25/35 (i)	75	70
0.70%, 11/25/35 (i)	130	119
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.61%, 04/25/36 (i)	595	586
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.04%, 11/15/24	9,000	9,450
Morgan Stanley Capital I Trust REMIC
1.58%, 08/14/19 (i) (r)	4,339	4,334
3.56%, 07/13/21 (i) (p) (q)	490	512
Morgan Stanley Dean Witter Capital I REMIC, 1.35%, 07/25/32 (i)	1,352	1,300
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	20,282	20,645
MortgageIT Trust REMIC, 0.71%, 12/25/35 (i)	5,635	5,033
New Century Home Equity Loan Trust REMIC, 0.96%, 09/25/35 (i)	1,900	1,776
Nissan Auto Receivables Owner Trust, 0.63%, 05/15/17	14,811	14,805
Nomura Asset Acceptance Corp. REMIC, 3.23%, 08/25/35 (i)	2,285	2,212
Option One Mortgage Loan Trust REMIC
0.96%, 08/25/35 (i)	3,700	2,823
0.58%, 07/25/37 (i)	1,125	685
Panther CDO V BV, 0.15%, 10/15/84 (i) (p) (q), EUR	6,275	6,786
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.92%, 05/25/35 (i)	1,700	1,536
0.93%, 08/25/35 (i)	1,500	1,407
Prime Mortgage Trust REMIC
0.85%, 02/25/19 (i)	—	—
0.85%, 02/25/34 (i)	21	20
Queen Street CLO II BV, 0.09%, 08/15/24 (i), EUR	235	260
RALI Trust REMIC, 0.63%, 06/25/46 (i)	13,518	5,416
RAMP Trust REMIC, 1.10%, 05/25/35 (i)	12,706	10,557
RASC Trust REMIC
1.13%, 02/25/35 (i)	4,740	4,524
0.61%, 09/25/36 (i)	6,008	5,330
0.62%, 09/25/36 (i)	3,423	2,986
0.69%, 09/25/36 (i)	3,000	2,674
0.60%, 11/25/36 (i)	12,430	11,414
RBSSP Resecuritization Trust REMIC, 0.70%, 02/26/37 (i) (r)	2,238	2,090
Reperforming Loan REMIC Trust, 0.79%, 01/25/36 (i) (r)	8,478	7,397
Residential Accredit Loans Inc. Trust REMIC, 3.98%, 01/25/36 (i)	11,157	8,887
Securitized Asset Backed Receivables LLC Trust REMIC
1.43%, 03/25/35 (i)	538	515
0.70%, 05/25/36 (i)	4,018	2,296
0.51%, 12/25/36 (i)	280	84
SLM Student Loan Trust, 2.14%, 10/25/17 (i)	4,475	4,472
Soundview Home Loan Trust REMIC, 0.58%, 12/25/36 (i)	1,582	1,521
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	10,846	10,883
Stone Tower CLO VI Ltd., 0.85%, 04/17/21 (i) (r)	2,285	2,279
Structured Asset Investment Loan Trust REMIC, 1.35%, 01/25/35 (i)	5,546	5,474
Structured Asset Mortgage Investments Inc. REMIC
1.11%, 09/19/32 (i)	28	27
0.70%, 07/19/35 (i)	384	370
0.71%, 03/25/37 (i)	1,034	770
Structured Asset Securities Corp. REMIC, 2.69%, 02/25/32 (i)	1	1
VB-S1 Issuer LLC, 4.46%, 06/15/21 (p) (q)	2,000	2,021
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	227	255
Volt XXXI LLC, 3.38%, 01/25/18 (k) (r)	9,171	9,080
WaMu Mortgage Pass-Through Certificates REMIC
2.67%, 02/25/37 (i)	295	259
2.36%, 07/25/37 (i)	479	386
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.14%, 02/25/31 (i)	—	—
2.51%, 01/25/36 (i)	821	808
4.04%, 08/25/36 (i)	3,656	3,297
1.80%, 08/25/42 (i)	83	78
1.64%, 11/25/42 (i)	50	46
0.74%, 10/25/45 (i)	101	93
1.27%, 11/25/46 (i)	3,530	2,519
Wells Fargo Mortgage Backed Securities Trust REMIC
2.84%, 01/25/35 (i)	298	300
2.86%, 03/25/36 (i)	362	354
2.86%, 03/25/36 (i)	2,580	2,398
2.87%, 04/25/36 (i)	1,862	1,811
2.99%, 07/25/36 (i)	4,628	4,410
Wood Street CLO BV, 0.11%, 11/22/21 (i), EUR	228	251
Total Non-U.S. Government Agency Asset-Backed Securities (cost $700,181)		698,534

CORPORATE BONDS AND NOTES - 27.7%
CONSUMER DISCRETIONARY - 0.2%
Altice SA
6.25%, 02/15/25 (r), EUR	4,100	4,163
7.63%, 02/15/25 (r) (o)	1,000	976
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (y), EUR	840	998
Wynn Las Vegas LLC, 5.50%, 03/01/25 (r)	2,000	1,935
		8,072
CONSUMER STAPLES - 0.4%
Reynolds American Inc.
3.25%, 06/12/20	54	57
4.45%, 06/12/25	13,700	15,307
5.85%, 08/15/45	1,300	1,662
		17,026
ENERGY - 2.8%
Cimarex Energy Co., 5.88%, 05/01/22	8,196	8,586
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	3,345	3,543
Energy Transfer Partners LP
4.05%, 03/15/25	5,500	5,424

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.75%, 01/15/26	1,000	1,032
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	4,400	5,011
3.45%, 02/15/23	4,900	4,765
4.25%, 09/01/24	3,000	3,039
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,500	1,581
1.50%, 03/16/22, EUR	4,200	4,474
MPLX LP, 4.88%, 06/01/25 (r)	6,700	6,551
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (r)	2,453	687
6.35%, 06/30/22	638	179
Petrobras Global Finance BV
3.54%, 03/17/20 (e) (i)	700	618
4.88%, 03/17/20	200	187
4.25%, 10/02/23, EUR	1,000	892
6.63%, 01/16/34, GBP	1,000	990
Petrobras International Finance Co.
6.13%, 10/06/16	100	100
8.38%, 12/10/18 (e)	700	776
7.88%, 03/15/19	9,900	10,222
5.75%, 01/20/20	1,000	965
6.88%, 01/20/40	4,600	3,736
6.75%, 01/27/41	2,700	2,167
Plains All American Pipeline LP, 4.65%, 10/15/25 (e)	1,100	1,111
Regency Energy Partners LP
5.50%, 04/15/23	1,600	1,614
4.50%, 11/01/23	4,200	4,102
Sabine Pass LNG LP, 6.50%, 11/01/20	2,500	2,601
Statoil ASA, 1.09%, 11/08/18 (i)	29,300	29,140
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (r)	10,000	12,451
		116,544
FINANCIALS - 21.0%
ABN AMRO Bank NV, 2.45%, 06/04/20 (r)	3,900	3,988
Altice Financing SA
5.25%, 02/15/23 (r), EUR	1,400	1,565
6.63%, 02/15/23 (r)	2,300	2,258
American Express Credit Corp.
1.71%, 09/14/20 (i)	4,300	4,313
2.60%, 09/14/20	7,600	7,850
AmSouth Bancorp, 6.75%, 11/01/25	4,000	4,601
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23	1,300	1,368
Asciano Finance Ltd., 5.00%, 04/07/18 (p) (q)	4,600	4,753
AvalonBay Communities Inc., 3.45%, 06/01/25	6,700	7,025
Banco de Credito e Inversiones, 3.00%, 09/13/17 (r)	3,200	3,236
Banco Espirito Santo SA
0.00%, 05/08/17 (c) (d), EUR	4,600	1,276
0.00%, 01/21/19 (c) (d), EUR	1,800	499
Bank of America Corp.
2.63%, 04/19/21	4,600	4,670
4.13%, 01/22/24	13,700	14,759
3.88%, 08/01/25	4,000	4,257
Bank of America NA
1.10%, 11/14/16 (i)	67,900	67,960
1.05%, 05/08/17 (i)	4,300	4,303
6.00%, 10/15/36	3,200	4,086
Bank of Nova Scotia, 1.88%, 04/26/21	11,200	11,289
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,229
7.75%, 04/10/23 (i)	12,800	13,216
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	2,400	2,634
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (p) (q)	4,615	4,609
BPCE SA, 12.50%, (callable at 100 beginning 09/30/19) (m) (p) (q)	5,600	6,910
Caixa Economica Federal, 2.38%, 11/06/17 (e) (r)	3,200	3,135
Cantor Fitzgerald LP, 6.50%, 06/17/22 (p) (q)	11,100	11,719
Capital One NA, 1.78%, 08/17/18 (i)	22,500	22,628
CIT Group Inc., 4.25%, 08/15/17	8,200	8,352
Citigroup Inc.
1.60%, 07/25/16 (i)	3,200	3,202
1.70%, 04/27/18	6,000	6,010
1.59%, 06/07/19 (i)	5,200	5,209
2.05%, 06/07/19	2,700	2,720
2.65%, 10/26/20	2,600	2,646
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (r)	4,900	5,471
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21 (p) (q)	6,500	6,557
3.80%, 06/09/23 (p) (q)	8,300	8,284
3.75%, 03/26/25	18,350	17,969
Daimler Finance North America LLC, 1.88%, 01/11/18 (r)	5,500	5,552
Deutsche Bank AG, 2.54%, 05/10/19 (i)	21,100	21,309
Diamond 1 Finance Corp.
5.45%, 06/15/23 (r)	5,900	6,118
6.02%, 06/15/26 (r)	10,000	10,375
ERP Operating LP, 3.38%, 06/01/25	6,900	7,281
Export-Import Bank of Korea
2.25%, 01/21/20	7,000	7,107
2.63%, 12/30/20	2,800	2,885
Fifth Third Bancorp, 1.07%, 12/20/16 (i)	900	899
Ford Motor Credit Co. LLC
1.41%, 01/17/17 (i)	19,200	19,227
4.25%, 02/03/17	3,695	3,754
1.18%, 09/08/17 (i)	1,200	1,196
1.57%, 01/09/18 (i)	5,000	4,999
2.94%, 01/08/19	6,200	6,381
3.20%, 01/15/21	2,000	2,060
General Motors Financial Co. Inc.
3.00%, 09/25/17	3,900	3,957
3.15%, 01/15/20	8,200	8,302
3.20%, 07/06/21	9,900	9,929
Goldman Sachs Group Inc.
1.31%, 06/04/17 (i)	1,100	1,101
1.84%, 04/30/18 (i)	7,500	7,539
1.85%, 09/15/20 (i)	6,400	6,387
3.50%, 01/23/25	8,470	8,707
3.75%, 05/22/25	9,900	10,344
Host Hotels & Resorts LP, 4.00%, 06/15/25	5,790	5,890
HSBC Holdings Plc
3.40%, 03/08/21	5,000	5,153
2.95%, 05/25/21	20,200	20,411
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,756
International Lease Finance Corp., 8.75%, 03/15/17 (k)	2,200	2,297
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,034
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	6,500	6,476
1.07%, 05/30/17 (i), GBP	9,700	12,823
6.30%, 04/23/19	6,100	6,859
2.75%, 06/23/20	3,000	3,092
2.55%, 10/29/20	8,400	8,583
2.15%, 03/01/21 (i)	6,500	6,646
2.55%, 03/01/21	10,600	10,816
4.50%, 01/24/22	2,800	3,116
3.63%, 05/13/24	6,360	6,756
3.90%, 07/15/25	18,300	19,776
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,331

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
KBC Bank NV, 8.00%, 01/25/23	10,000	10,575
Korea Development Bank, 3.50%, 08/22/17	1,900	1,949
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (m) (r)	30,600	41,502
Lloyds Banking Group Plc
7.62% (callable at 100 beginning 06/27/23) (m) (v), GBP	400	501
3.10%, 07/06/21	2,700	2,705
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	3,376	3,903
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	2,005
6.88%, 04/25/18	5,000	5,459
Mitsubishi UFJ Financial Group Inc., 2.55%, 03/01/21 (i)	8,700	8,957
Morgan Stanley, 2.45%, 02/01/19	4,700	4,788
National Australia Bank Ltd.
1.28%, 07/23/18 (i) (r)	11,200	11,218
2.25%, 03/16/21 (r)	10,800	11,098
Navient Corp.
8.45%, 06/15/18	11,002	11,896
5.50%, 01/15/19	100	100
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	1,900	1,853
7.25%, 12/15/21 (r)	1,700	1,628
Piper Jaffray Cos., 5.06%, 10/09/18 (p) (q)	3,000	3,022
Rabobank Nederland NV, 8.40%, (callable at 100 beginning 06/29/17) (m)	4,000	4,180
Royal Bank of Canada, 2.30%, 03/22/21	10,900	11,205
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	5,200	6,232
9.50%, 03/16/22 (i)	9,900	10,294
Santander Holdings USA Inc., 2.12%, 11/24/17 (i)	4,700	4,699
Santander UK Plc, 2.50%, 03/14/19	9,303	9,399
Society of Lloyd’s, 4.75%, 10/30/24, GBP	1,100	1,525
State Street Corp., 1.53%, 08/18/20 (i)	8,400	8,431
Sumitomo Mitsui Financial Group Inc.
2.34%, 03/09/21 (e) (i)	3,700	3,776
2.93%, 03/09/21	4,100	4,274
Svenska Handelsbanken AB, 2.40%, 10/01/20	22,700	23,263
Toronto-Dominion Bank, 2.25%, 03/15/21 (r)	10,900	11,187
UBS AG, 4.75%, 05/22/23 (i)	3,000	3,060
UBS Group AG, 3.00%, 04/15/21 (p) (q)	19,700	20,095
US Capital Funding I Ltd., 1.52%, 05/01/34 (f) (i) (r)	4,000	2,840
Volkswagen Bank GmbH, 0.15%, 11/27/17 (i), EUR	3,900	4,286
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/18/16) (e) (m)	2,100	2,074
WEA Finance LLC, 3.25%, 10/05/20 (r)	8,700	9,055
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	18,300	19,146
1.10%, 04/22/19 (e) (i)	1,100	1,096
2.55%, 12/07/20	6,500	6,688
		879,744
HEALTH CARE - 0.7%
AbbVie Inc., 2.30%, 05/14/21	6,400	6,478
Actavis Funding SCS
3.00%, 03/12/20	4,000	4,122
3.45%, 03/15/22	3,000	3,117
Baxalta Inc.
4.00%, 06/23/25	4,500	4,691
5.25%, 06/23/45	6,800	7,380
Merck & Co. Inc., 2.75%, 02/10/25	3,800	3,975
		29,763
INDUSTRIALS - 0.5%
A P Moller - Maersk A/S, 2.55%, 09/22/19 (p) (q)	4,000	4,078
Hellenic Railways Organization SA, 4.50%, 12/06/16, JPY	1,298,700	12,078
International Lease Finance Corp., 7.13%, 09/01/18 (r)	3,858	4,236
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (k) (r)	4,684	867
6.63%, 10/01/23 (r)	1,684	299
		21,558
INFORMATION TECHNOLOGY - 0.2%
Apple Inc., 2.85%, 05/06/21	2,200	2,324
Oracle Corp.
2.40%, 09/15/23	4,400	4,421
4.00%, 07/15/46	4,000	4,030
		10,775
TELECOMMUNICATION SERVICES - 1.2%
Altice Finco SA, 7.63%, 02/15/25 (r)	500	458
AT&T Inc.
3.40%, 05/15/25	5,200	5,322
4.50%, 05/15/35	4,800	4,905
4.75%, 05/15/46	2,200	2,255
Sprint Nextel Corp., 9.13%, 03/01/17	4,000	4,122
Verizon Communications Inc.
2.18%, 09/15/16 (i)	2,100	2,105
2.41%, 09/14/18 (i)	2,300	2,357
3.65%, 09/14/18	7,300	7,671
3.00%, 11/01/21	4,100	4,299
3.50%, 11/01/24	15,500	16,515
		50,009
UTILITIES - 0.7%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,631
7.38%, 11/01/22	6,000	5,790
7.63%, 11/01/24 (e)	2,100	2,013
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,514
7.75%, 01/20/20 (r)	5,000	5,715
		28,663
Total Corporate Bonds and Notes (cost $1,151,124)		1,162,154

VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (i)
CONSUMER DISCRETIONARY - 0.0%
FCA US LLC Term Loan B, 3.50%, 05/24/17	$1,154	1,152
Total Variable Rate Senior Loan Interests (cost $1,154)		1,152

GOVERNMENT AND AGENCY OBLIGATIONS - 87.5%
GOVERNMENT SECURITIES - 48.6%
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.25%, 10/02/19 (o)	18,500	18,716

Municipals - 4.3%
Bay Area Toll Authority, 7.04%, 04/01/50	5,100	8,104
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,423
California State University, 6.43%, 11/01/30	1,400	1,892
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,781
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,467
Chicago Transit Authority
6.30%, 12/01/21	80	85

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.90%, 12/01/40 - 12/01/40	3,600	4,686
City of Chicago, IL, 7.75%, 01/01/42	7,600	7,715
County of Clark Nevada Airport System, 6.82%, 07/01/45	1,600	2,473
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	14,500	20,670
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,293
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	23,814
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40 (q)	9,000	14,173
Los Angeles Unified School District, 6.76%, 07/01/34	2,100	3,026
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,922
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j) (q)	5,410	5,101
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,500	8,630
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,829
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,333
State of California
7.50%, 04/01/34	7,600	11,515
7.55%, 04/01/39	5,500	8,694
7.60%, 11/01/40	9,300	14,974
State of Iowa, 6.75%, 06/01/34	4,400	5,060
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	130	133
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,515	1,439
University of California
6.40%, 05/15/31	5,200	6,842
6.55%, 05/15/48	500	730
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	7,699
		180,503
Sovereign - 2.4%
Autonomous Community of Andalusia, Spain, 5.20%, 07/15/19, EUR	800	1,015
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16 (r)	1,700	1,699
4.13%, 09/15/17 (r), EUR	1,000	1,121
Cyprus Government International Bond, 3.88%, 05/06/22, EUR	5,300	6,020
Eksportfinans ASA, 5.50%, 06/26/17	2,600	2,691
Italy Buoni Poliennali Del Tesoro, 5.00%, 03/01/25 (r), EUR	10,700	15,637
Mexico Bonos
8.50%, 12/13/18, MXN	400,000	23,640
8.00%, 06/11/20, MXN	279,700	16,758
Province of Ontario, Canada
1.65%, 09/27/19	2,900	2,939
4.40%, 04/14/20	8,400	9,354
4.20%, 06/02/20, CAD	2,300	1,990
4.00%, 06/02/21, CAD	5,400	4,728
3.15%, 06/02/22, CAD	5,900	5,023
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	6,060
3.50%, 12/01/22, CAD	2,300	1,998
		100,673
Treasury Inflation Index Securities - 17.8%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (n) (o)	21,632	21,955
0.63%, 07/15/21 (n)	64,968	68,400
0.13%, 07/15/22 (n)	29,652	30,322
0.38%, 07/15/23 (n)	11,515	11,910
2.38%, 01/15/25 - 01/15/27 (n)	239,603	289,814
2.00%, 01/15/26 (n)	89,085	104,827
1.75%, 01/15/28 (n)	90,224	105,507
3.63%, 04/15/28 (n)	296	409
2.50%, 01/15/29 (n)	48,254	61,149
3.88%, 04/15/29 (n)	1,455	2,097
0.75%, 02/15/42 - 02/15/45 (n)	44,052	44,264
1.38%, 02/15/44 (n)	2,567	2,968
1.00%, 02/15/46 (n)	3,231	3,491
		747,113
U.S. Treasury Securities - 23.6%
U.S. Treasury Bond
4.25%, 05/15/39	6,500	9,089
4.50%, 08/15/39	10,200	14,753
4.38%, 11/15/39 - 05/15/40	33,900	48,224
4.63%, 02/15/40	8,100	11,913
3.13%, 02/15/42 - 08/15/44	154,200	181,789
3.00%, 05/15/42 - 05/15/45	107,800	124,187
2.75%, 08/15/42 - 11/15/42	76,600	84,384
2.88%, 05/15/43	26,300	29,594
3.38%, 05/15/44	7,600	9,374
2.50%, 02/15/45 - 05/15/46	102,600	106,923
2.88%, 08/15/45 (g)	102,400	115,016
2.50%, 02/15/46 (o)	23,300	24,284
U.S. Treasury Note
0.63%, 09/30/17 (o)	17,000	17,018
2.00%, 08/31/21 (o)	500	524
1.75%, 09/30/22 (o)	17,700	18,266
2.75%, 02/15/24 (o)	21,000	23,187
2.50%, 05/15/24 (o)	12,500	13,581
2.38%, 08/15/24 (o)	34,300	36,934
2.25%, 11/15/24 (o)	111,800	119,307
		988,347
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 38.9%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp.
6.00%, 08/01/16 - 05/01/40	5,685	6,481
5.50%, 05/01/26 - 08/15/40	4,981	5,587
2.78%, 07/01/27 (i)	—	1
4.00%, 07/15/46 - 08/15/46, TBA (g)	18,000	19,256
6.00%, 07/15/46, TBA (g)	1,000	1,137
3.50%, 08/15/46, TBA (g)	54,000	56,864
4.50%, 08/15/46, TBA (g)	13,000	14,170
REMIC, 1.42%, 08/25/22 (i)	30,370	1,962
REMIC, 7.00%, 05/15/23	65	72
REMIC, 0.89%, 11/15/30 (i)	1	1
REMIC, 4.50%, 03/15/34	6,233	6,799
REMIC, 0.49%, 12/25/36 (i)	518	514
REMIC, 3.50%, 01/15/42	4,425	4,801
REMIC, 1.61%, 02/25/45 (i)	46	48
		117,693
Federal National Mortgage Association - 31.9%
Federal National Mortgage Association
6.00%, 11/01/16 - 04/01/39	2,502	2,860
5.50%, 07/01/17 - 09/01/41	58,516	66,082
4.50%, 12/01/17 - 07/01/42	22,980	24,482
4.00%, 05/01/18 - 10/01/31	36,466	38,764
3.00%, 04/01/21 - 06/01/22	8,252	8,659
3.89%, 07/01/21	2,710	2,985
3.33%, 11/01/21	92	99
3.16%, 05/01/22	12,591	13,547
2.31%, 08/01/22	4,000	4,152

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.00%, 05/01/23 - 06/01/41	4,017	4,469
2.87%, 09/01/27	2,800	2,909
3.50%, 11/01/28 - 06/01/29	10,085	10,757
6.50%, 07/01/29	—	—
3.00%, 07/15/31 - 08/15/46, TBA (g)	212,000	220,173
3.50%, 07/15/31 - 08/15/46, TBA (g)	285,000	300,562
4.00%, 07/15/31 - 08/15/46, TBA (g)	417,100	446,742
2.32%, 01/01/35 (i)	837	873
1.81%, 09/01/40 (i)	3	3
1.61%, 06/01/43 (i)	233	237
5.00%, 07/15/46, TBA (g)	23,000	25,548
6.00%, 07/15/46, TBA (g)	4,000	4,575
4.50%, 08/15/46, TBA (g)	140,000	152,723
REMIC, 5.00%, 04/25/33	126	140
REMIC, 2.56%, 05/25/35 (i)	51	54
REMIC, 0.51%, 07/25/37 (i)	333	327
REMIC, 0.95%, 06/25/39 (i)	6,275	6,295
REMIC, 6.50%, 12/25/42	37	43
REMIC, 0.80%, 03/25/44 (i)	170	170
		1,338,230
Government National Mortgage Association - 4.2%
Government National Mortgage Association
1.75%, 05/20/26 - 05/20/30 (i)	34	35
2.00%, 02/20/27 - 02/20/32 (i)	63	66
5.00%, 02/15/38 - 07/15/41	26,152	29,383
3.00%, 11/15/44 - 07/15/45	6,877	7,185
3.50%, 07/15/46 - 08/15/46, TBA (g)	41,000	43,464
4.00%, 07/15/46 - 08/15/46, TBA (g)	36,000	38,507
5.00%, 07/15/46, TBA (g)	1,000	1,112
3.00%, 08/15/46, TBA (g)	3,000	3,127
REMIC, 1.04%, 07/20/65 - 09/20/65 (i)	40,188	39,641
REMIC, 1.06%, 09/20/65 (i)	14,315	14,133
		176,653
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates
6.29%, 01/01/21	3	3
5.13%, 09/01/23	11	12
5.52%, 06/01/24	176	193
		208
Total Government and Agency Obligations (cost $3,529,860)		3,668,136

PURCHASED OPTIONS - 0.1%
5-Year U.S. Treasury Note Future Put Option, Strike Price 115, Expiration 08/26/16	909	7
5-Year U.S. Treasury Note Future Put Option, Strike Price 115.50, Expiration 08/26/16	514	4
Call Swaption, 3-Month LIBOR, Exercise Rate 2.10%, Expiration 01/30/18, JPM (q)	477	1,108
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/13/16, MSC (q)	440	359
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/21/16, CGM (q)	34	29
Put Swaption, 3-Month LIBOR, Exercise Rate 1.20%, Expiration 07/18/16, CGM (q)	3,781	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 07/05/16, CGM	8,885	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 07/05/16, MSC	8,878	—
Put Swaption, 3-Month LIBOR, Exercise Rate 2.90%, Expiration 08/20/18, MSC (q)	219	967
Total Purchased Options (cost $4,013)		2,474

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 6.41%, (callable at 25 beginning 08/26/16) (e) (i)	645	15,997
Total Trust Preferreds (cost $16,152)		15,997

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (u)	128	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 1.1%
Commercial Paper - 0.3%
Coca-Cola Co., 0.87%, 01/06/17 (r)	6,300	6,275
Deutsche Telekom AG, 0.87%, 07/08/16 (r)	5,000	4,999
		11,274
Federal Home Loan Bank - 0.5% (w)
Federal Home Loan Bank
0.24%, 08/11/16	20,940	20,934
0.30%, 08/24/16	2,500	2,499
		23,433
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	13,006	13,006

Treasury Securities - 0.0%
U.S. Treasury Bill
0.17%, 07/21/16 (o)	$134	134
0.29%, 11/03/16 (o)	281	281
0.42%, 12/08/16 (o)	262	261
		676
Total Short Term Investments (cost $48,385)		48,389
Total Investments - 133.5% (cost $5,450,869)		5,596,836
Other Assets and Liabilities, Net - (33.5%)		(1,403,795)
Total Net Assets - 100.0%		$4,193,041

Portfolio Composition:	Percentage of Total Investments
Government Securities	36.4%
U.S. Government Agency MBS	29.2
Financials	16.0
Non-U.S. Government Agency ABS	12.5
Energy	2.1
Telecommunication Services	0.9
Health Care	0.5
Utilities	0.5
Industrials	0.4
Consumer Staples	0.3
Information Technology	0.2
Consumer Discretionary	0.2
Short Term Investments	0.8
Total Investments	100.0%

JNL/PPM America Floating Rate Income Fund (t)
CORPORATE BONDS AND NOTES - 5.0%
CONSUMER DISCRETIONARY - 1.2%
ARAMARK Services Inc., 5.13%, 01/15/24	$204	$208
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	247	254
Beazer Homes USA Inc., 5.75%, 06/15/19	1,000	910
Boyd Gaming Corp., 6.88%, 05/15/23	1,033	1,100

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Churchill Downs Inc., 5.38%, 12/15/21	420	429
GLP Capital LP
4.38%, 04/15/21	250	257
5.38%, 11/01/23	243	254
5.38%, 04/15/26	280	290
Gray Television Inc., 5.88%, 07/15/26 (r)	609	614
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	664
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (r)	503	532
Numericable-SFR SA, 7.38%, 05/01/26 (r)	1,490	1,473
PulteGroup Inc., 4.25%, 03/01/21	1,000	1,031
PVH Corp., 4.50%, 12/15/22	229	232
Regal Entertainment Group, 5.75%, 03/15/22	800	820
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	138
Sally Holdings LLC
5.50%, 11/01/23	494	512
5.63%, 12/01/25	285	298
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	428
Sirius XM Radio Inc., 5.38%, 07/15/26 (r)	2,294	2,260
Springs Industries Inc., 6.25%, 06/01/21	471	476
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	1,000	1,025
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,035
		15,240
CONSUMER STAPLES - 0.5%
B&G Foods Inc., 4.63%, 06/01/21	549	549
Energizer SpinCo Inc., 5.50%, 06/15/25 (r)	870	866
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	1,281	1,085
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,564
Spectrum Brands Inc., 5.75%, 07/15/25	952	991
		6,055
ENERGY - 0.5%
Antero Resources Corp., 5.13%, 12/01/22	221	212
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (r)	3,000	3,367
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	968
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	619
EP Energy LLC, 6.38%, 06/15/23	1,000	600
Regency Energy Partners LP
5.88%, 03/01/22	876	930
5.00%, 10/01/22	81	83
		6,779
FINANCIALS - 0.7%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	1,333	1,343
4.63%, 10/30/20	477	495
Altice Financing SA, 6.63%, 02/15/23 (r)	750	736
Antero Resources Finance Corp., 5.38%, 11/01/21	1,179	1,155
Diamond 1 Finance Corp., 5.88%, 06/15/21 (r)	1,264	1,295
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,699
Santander UK Plc, 5.00%, 11/07/23 (r)	768	788
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,180
		8,691
HEALTH CARE - 0.7%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	460	461
Centene Escrow Corp., 6.13%, 02/15/24 (r)	460	489
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	274	279
HCA Inc., 3.75%, 03/15/19	623	645
Hologic Inc., 5.25%, 07/15/22 (r)	401	419
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	717
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (r)	1,500	1,428
Tenet Healthcare Corp.
6.00%, 10/01/20	570	601
6.75%, 06/15/23	540	517
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	1,000	962
5.63%, 12/01/21 (r)	1,440	1,188
5.88%, 05/15/23 (r)	1,000	808
		8,514
INDUSTRIALS - 0.4%
Aircastle Ltd., 5.00%, 04/01/23	415	422
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,348
Bombardier Inc.
6.00%, 10/15/22 (r)	773	665
7.50%, 03/15/25 (r)	403	349
Masco Corp., 3.50%, 04/01/21	2,027	2,068
Meritor Inc., 6.25%, 02/15/24	500	427
		5,279
INFORMATION TECHNOLOGY - 0.3%
CommScope Inc., 4.38%, 06/15/20 (r)	864	890
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,303
NXP BV, 5.75%, 03/15/23 (r)	242	253
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,385
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	464	472
		4,303
MATERIALS - 0.3%
Ardagh Packaging Finance Plc, 4.63%, 05/15/23 (r)	1,176	1,158
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	810
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,000	956
Teck Resources Ltd., 8.00%, 06/01/21 (r)	331	341
		3,265
TELECOMMUNICATION SERVICES - 0.2%
CenturyLink Inc., 7.50%, 04/01/24	594	600
Frontier Communications Corp., 10.50%, 09/15/22	863	913
Sprint Corp., 7.13%, 06/15/24	624	494
T-Mobile USA Inc., 6.50%, 01/15/26	709	748
		2,755
UTILITIES - 0.2%
AES Corp.
3.67%, 06/01/19 (i)	327	326
5.50%, 04/15/25	1,750	1,755
Dynegy Inc., 7.63%, 11/01/24	388	372
		2,453
Total Corporate Bonds and Notes (cost $64,431)		63,334

VARIABLE RATE SENIOR LOAN INTERESTS - 90.2% (i)
CONSUMER DISCRETIONARY - 24.5%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	$8,743	8,727
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	2,940	2,826
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	5,900	5,664
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/11/21	5,397	5,251

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Advantage Sales and Marketing Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	834
Allied Security Holdings LLC 1st Lien Term Loan, 4.25%, 02/12/21	2,889	2,867
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	5,861	5,668
AMC Entertainment Inc. Term Loan, 4.00%, 12/09/22	2,043	2,042
American Tire Distributors Holdings Inc. Term Loan, 5.25%, 10/01/21	3,676	3,540
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,709	3,616
ARAMARK Services Inc. Term Loan E, 3.25%, 09/21/19	2,481	2,481
ARAMARK Services Inc. Term Loan F, 3.25%, 02/21/21	1,919	1,917
Aristocrat Leisure Ltd. Term Loan B
4.75%, 10/20/21	1,880	1,881
4.75%, 10/20/21	522	522
Bass Pro Group LLC Term Loan, 4.00%, 06/05/20	5,124	5,031
Bombardier Recreational Products Inc. Term Loan B, 3.75%, 01/31/19	3,771	3,728
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	3,243	3,237
Burlington Coat Factory Warehouse Corp. Term Loan B-3, 4.25%, 07/24/21	1,793	1,787
Caesars Entertainment Operating Co. Term Loan B-7
0.00%, 03/01/17 (c) (d) (f)	3,088	3,088
0.00%, 03/01/17 (c) (d) (f)	643	643
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 10/11/20	4,399	4,196
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	3,107	2,910
Cengage Learning Acquisitions Inc. Term Loan B, 5.25%, 06/07/23	450	444
Centerplate Inc. Term Loan A, 4.75%, 11/13/19	1,466	1,411
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	4,749	4,711
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	459	456
Charter Communications Operating LLC Term Loan H, 3.25%, 08/24/21	1,910	1,903
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	1,146	1,146
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	275
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	3,940	3,936
CS Intermediate Holdco 2 LLC Term Loan B, 4.00%, 03/27/21	3,437	3,425
CWGS Group LLC Term Loan
5.75%, 02/14/20	2,720	2,695
5.75%, 02/20/20	366	363
5.75%, 02/20/20	9	9
Dealer Tire LLC Term Loan B, 5.50%, 12/22/21	1,728	1,732
Delta 2 Lux SARL 2nd Lien Term Loan, 7.75%, 07/29/22	1,250	1,183
Delta 2 Lux SARL Term Loan B-3, 4.75%, 07/30/21	8,137	7,814
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	1,374	1,372
Dynacast International LLC Term Loan B, 4.50%, 01/28/22	891	887
Eldorado Resorts LLC Term Loan B, 4.25%, 07/15/22	1,439	1,441
Expro FinServices SARL Term Loan, 5.75%, 08/11/21	3,439	2,563
FCA US LLC Term Loan B, 3.25%, 12/31/18	1,439	1,434
FGI Operating Co. LLC Term Loan
5.50%, 04/19/19	2,396	1,980
5.50%, 04/19/19	491	406
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	3,225	3,198
Four Seasons Holdings Inc. 2nd Lien Term Loan, 6.25%, 12/23/20	1,968	1,959
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	397	385
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,553	1,505
Hilton Worldwide Finance LLC Term Loan B-2
3.50%, 09/23/20	2,531	2,531
3.50%, 09/23/20	3,536	3,536
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 4.00%, 05/10/21	1,787	1,749
Hudson’s Bay Co. Term Loan B, 4.75%, 09/30/20	1,696	1,694
iHeartCommunications Inc. Term Loan D, 7.20%, 01/30/19	9,000	6,550
Information Resources Inc. Term Loan B
4.75%, 09/26/20	281	281
4.75%, 09/26/20	694	693
4.75%, 09/26/20	1,484	1,482
4.75%, 09/26/20	1,114	1,112
J. Crew Group Inc. Term Loan B
4.00%, 03/05/21	643	438
4.00%, 03/05/21	210	143
4.00%, 03/05/21	698	475
4.00%, 03/05/21	845	575
4.00%, 03/05/21	833	567
La Quinta Intermediate Holdings LLC Term Loan B, 3.75%, 04/14/21	4,980	4,862
Landry’s Inc. Term Loan B, 4.00%, 04/24/18	2,355	2,352
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	1,750	1,706
Liberty Cablevision of Puerto Rico LLC 2nd Lien Term Loan, 7.75%, 06/23/23	550	520
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,869	2,864
LTF Merger Sub Inc. Term Loan B, 4.25%, 01/03/22	5,909	5,761
Marina District Finance Co. Inc. Term Loan B, 6.50%, 08/15/18	1,395	1,393
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/04/22	3,690	3,680
Mediacom Illinois LLC Term Loan F, 2.92%, 03/31/18	2,450	2,431
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/20/23	2,657	2,660
MGOC Inc. Term Loan B, 4.00%, 07/30/20	4,535	4,530
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	2,639	2,628
3.75%, 01/25/20	583	581
3.75%, 01/25/20	583	581
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	2,933	2,909
MPG Holdco I Inc. Term Loan B
3.75%, 10/10/21	1,908	1,888
3.75%, 10/21/21	1,942	1,922
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	5,130	4,598
Numericable Group SA Term Loan B-5, 4.56%, 07/27/22	2,746	2,698

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	4,000	3,960
Party City Holdings Inc. Term Loan B
4.25%, 08/06/22	1,666	1,653
4.25%, 08/06/22	99	98
4.25%, 08/06/22	64	64
4.25%, 08/06/22	1,804	1,791
4.25%, 08/06/22	198	196
4.25%, 08/06/22	173	172
Peninsula Gaming LLC Term Loan, 4.25%, 11/20/17	2,643	2,641
Petco Animal Supplies Inc. Term Loan B-1, 5.75%, 01/22/23	1,796	1,784
Petco Animal Supplies Inc. Term Loan B-2, 5.64%, 01/22/23	898	891
PetSmart Inc. Term Loan B-1
4.25%, 03/10/22	1,000	995
4.25%, 03/10/22	8,654	8,610
ProQuest LLC Term Loan B, 5.75%, 10/24/21	2,650	2,517
Regal Cinemas Corp. Term Loan
3.50%, 04/01/22	1,103	1,101
3.50%, 04/01/22	1,503	1,500
Reynolds Group Holdings Inc. Term Loan, 4.50%, 12/01/18	2,000	1,998
Samsonite International SA Term Loan B, 4.00%, 05/05/23	450	451
Scientific Games International Inc. Term Loan B-1
6.00%, 06/14/20	5,445	5,372
6.00%, 06/14/20	1,313	1,296
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,481	1,459
Seminole Hard Rock Entertainment Inc. Term Loan B, 3.50%, 05/15/20	810	805
ServiceMaster Co. Term Loan B, 4.25%, 06/27/21	6,756	6,755
Sinclair Television Group Inc. Term Loan B
3.00%, 04/09/20	393	391
3.00%, 04/19/20	1,315	1,310
3.00%, 04/19/20	2,150	2,142
Sinclair Television Group Inc. Term Loan B-1, 3.50%, 07/30/21	744	742
Sophia LP Term Loan B, 4.75%, 09/20/22	2,716	2,679
SRAM LLC Term Loan B
4.00%, 04/10/20	80	70
4.00%, 04/10/20	2,737	2,409
4.00%, 04/10/20	558	491
Station Casinos LLC Term Loan B, 3.75%, 05/24/23	3,150	3,130
TI Group Automotive Systems LLC Term Loan, 4.50%, 06/25/22	3,573	3,493
Travelport Finance (Luxembourg) SARL Term Loan B, 5.00%, 09/02/21	3,447	3,430
Tribune Media Co. Term Loan, 3.75%, 12/27/20	4,344	4,328
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	3,706	3,679
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	5,891	5,853
USAGM HoldCo LLC Incremental Delayed Draw Term Loan, 0.00%, 07/28/22 (f) (z)	522	516
USAGM HoldCo LLC Incremental Term Loan, 0.00%, 07/28/22 (f) (z)	2,628	2,599
USI Inc. Term Loan B, 4.25%, 12/27/19	3,835	3,778
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan
4.25%, 05/13/22	333	327
4.25%, 05/15/22	1,900	1,870
WaveDivision Holdings LLC Term Loan B, 4.00%, 08/08/19	4,099	4,087
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 04/02/20	3,831	2,854
WideOpenWest Finance LLC Term Loan B, 4.50%, 04/01/19	6,566	6,541
William Morris Endeavor Entertainment LLC 1st Lien Term Loan
5.25%, 03/19/21	333	331
5.25%, 03/19/21	3,597	3,574
WMG Acquisition Corp. Term Loan, 3.75%, 07/06/20	4,897	4,836
Yum! Brands Inc. 1st Lien Term Loan B, 3.19%, 06/01/23	3,600	3,600
Ziggo Financing Partnership Term Loan B-1
3.65%, 01/15/22	1,709	1,666
3.65%, 01/15/22	510	497
Ziggo Financing Partnership Term Loan B-2A, 3.65%, 01/15/22	1,430	1,394
Ziggo Financing Partnership Term Loan B-3, 3.60%, 01/15/22	2,351	2,293
		314,498
CONSUMER STAPLES - 5.6%
AdvancePierre Foods Inc. Term Loan, 4.75%, 05/26/23	2,250	2,241
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	3,832	3,823
Albertsons LLC Term Loan B-5, 4.75%, 12/21/22	1,776	1,772
Albertsons LLC Term Loan B-6, 4.75%, 06/01/23	4,281	4,270
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 11/01/19	5,412	5,352
Charger OpCo BV Term Loan B-1, 4.25%, 07/02/21	821	822
Coty Inc. Term Loan B, 3.75%, 10/21/22	567	565
Del Monte Foods Inc. 1st Lien Term Loan, 4.25%, 01/26/21	1,955	1,818
Del Monte Foods Inc. 2nd Lien Term Loan, 8.25%, 07/26/21	500	354
Dole Food Co. Inc. Term Loan B
4.50%, 10/25/18	347	346
4.50%, 10/25/18	173	172
4.50%, 10/25/18	393	391
4.50%, 10/25/18	197	196
4.50%, 10/25/18	197	196
4.50%, 10/25/18	573	570
4.50%, 10/25/18	573	570
4.50%, 10/25/18	139	138
Galleria Co. Term Loan B, 3.75%, 10/21/22	1,133	1,131
Hearthside Group Holdings LLC Term Loan, 4.50%, 04/23/21	1,862	1,848
Hostess Brands LLC 1st Lien Term Loan, 4.50%, 07/29/22	2,739	2,734
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,925	2,916
JBS USA LLC Term Loan B, 4.00%, 08/18/22	3,276	3,266
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	6,319	6,319
NBTY INC. Term Loan B, 5.00%, 05/09/23	3,611	3,579
Portillo’s Holdings LLC 1st Lien Term Loan B, 4.75%, 08/01/21	2,955	2,909
Reynolds Group Holdings Inc. Term Loan
4.50%, 12/26/18	1,825	1,824
4.50%, 12/26/18	1,716	1,714
4.50%, 12/26/18	3,329	3,326

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	2,000	1,998
Sun Products Corp. Term Loan B, 5.50%, 03/23/20	2,903	2,887
Supervalu Inc. Term Loan B, 4.50%, 03/21/19	5,447	5,433
US Foods Inc. Term Loan B, 4.00%, 06/27/23	6,808	6,774
		72,254
ENERGY - 5.0%
Alpha Natural Resources LLC Term Loan B, 0.00%, 05/25/20 (c) (d) (q)	2,933	1,364
Astoria Energy LLC Term Loan B, 5.00%, 12/18/21	3,330	3,153
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	700	629
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	4,988	5,019
CITGO Petroleum Corp. Term Loan B, 4.50%, 07/23/21	953	939
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	5,077	1,975
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	4,431	2,629
EFS Cogen Holdings I LLC Term Loan B, 0.00%, 06/30/23 (f) (z)	2,889	2,893
Emerald Performance Materials LLC 2nd Lien Term Loan, 7.75%, 07/23/22	900	877
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	12,500	12,469
Energy Transfer Equity LP Term Loan
3.25%, 11/15/19	5,000	4,814
4.00%, 12/02/19	1,673	1,624
EP Energy LLC Term Loan B-2, 4.50%, 04/24/19	1,481	1,290
Fieldwood Energy LLC 1st Lien Term Loan
0.00%, 09/28/18 (z)	—	—
3.88%, 09/28/18	2,004	1,722
8.00%, 08/31/20	1,369	1,127
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (q)	5,100	1,402
Floatel International Ltd. Term Loan B, 6.00%, 05/22/20	2,940	1,782
Granite Acquisition Inc. Term Loan C
5.00%, 10/15/21	3,311	3,151
5.00%, 10/15/21	148	140
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,007
McJunkin Red Man Corp. Term Loan, 5.00%, 11/14/19	1,980	1,901
Pacific Drilling SA Term Loan B, 4.50%, 06/03/18 (q)	3,880	1,183
Peabody Energy Corp. DIP Term Loan, 4.25%, 04/15/17	1,800	1,852
Peabody Energy Corp. Term Loan B, 0.00%, 09/20/20 (c) (d) (q)	1,870	789
Quicksilver Resources Inc. 2nd Lien Term Loan, 0.00%, 06/21/19 (c) (d) (q)	4,000	840
Samson Investment Co. 2nd Lien Term Loan, 0.00%, 09/25/18 (c) (d) (f) (q)	4,350	348
Seadrill Partners Finco LLC Term Loan B, 4.00%, 02/12/21	4,705	2,089
TPF II Power LLC Term Loan B, 5.50%, 09/26/21	1,906	1,897
Western Refining Inc. Term Loan B, 5.25%, 11/25/20	2,933	2,826
		64,731
FINANCIALS - 7.2%
Acrisure LLC 1st Lien Term Loan
6.50%, 05/13/22	1,604	1,589
6.50%, 05/13/22	178	176
AlixPartners LP Term Loan B, 4.50%, 07/22/22	2,775	2,768
Alliant Holdings I Inc. Term Loan B, 4.50%, 07/27/22	2,732	2,689
Americold Realty Operating Partnership LP Term Loan B, 0.00%, 12/01/22 (z)	900	903
AmWINS Group LLC Term Loan
5.25%, 09/06/19	2,396	2,390
5.25%, 09/06/19	1,082	1,079
Asurion LLC 2nd Lien Term Loan
8.50%, 03/03/21	193	185
8.50%, 03/03/21	727	698
Asurion LLC Term Loan B-1, 5.00%, 05/24/19	3,023	3,005
Asurion LLC Term Loan B-2, 4.25%, 06/20/20	1,848	1,802
Asurion LLC Term Loan B-4, 5.00%, 07/29/22	4,760	4,688
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	9,128	9,133
BATS Global Markets Inc. Term Loan B-2, 5.75%, 02/19/20	749	748
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	3,250	3,250
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	2,312	2,312
Clipper Acquisitions Corp. Term Loan B, 3.00%, 02/06/20	1,258	1,244
Communications Sales & Leasing Inc. Term Loan B
5.00%, 10/20/22	1,788	1,765
5.00%, 10/20/22	1,712	1,690
5.00%, 10/20/22	173	171
DTZ US Borrower LLC 1st Lien Term Loan
4.25%, 11/04/21	1,765	1,738
4.25%, 11/04/21	3,367	3,314
Duff & Phelps Investment Management Co. Term Loan B, 4.75%, 04/23/20	911	906
Duke Finance LLC Term Loan, 7.00%, 10/28/21 (f)	1,800	1,692
EP Energy LLC Term Loan B-3, 3.50%, 05/24/18	333	290
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	2,528	2,521
Harbourvest Partners LLC Term Loan, 3.25%, 02/04/21	1,082	1,063
Hub International Ltd. Term Loan B, 4.25%, 09/17/20	5,845	5,733
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	4,623	4,600
INEOS US Finance LLC Term Loan, 4.25%, 03/31/22	1,777	1,742
LPL Holdings Inc. Extended Term Loan B
4.25%, 03/09/21 (f)	1,926	1,911
4.25%, 03/09/21 (f)	1,945	1,931
National Financial Partners Corp. Term Loan B, 4.50%, 07/01/20	4,158	4,112
Realogy Corp. Term Loan B, 3.75%, 03/05/20	5,873	5,858
Sheridan Investment Partners II LP Term Loan B, 4.25%, 12/16/20	1,641	1,001
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	228	139
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	85	52
Stena International SARL Term Loan B
4.00%, 02/24/21	2,400	1,971
4.00%, 02/24/21	2,500	2,053

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sterigenics-Nordion Holdings LLC Term Loan B, 4.25%, 05/15/22	4,169	4,127
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	1,196	1,072
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	2,478	1,974
		92,085
HEALTH CARE - 11.2%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	577	571
Akorn Inc. Term Loan B
6.00%, 11/13/20	386	386
6.00%, 04/16/21	2,000	2,000
Alliance Healthcare Services Inc. Term Loan B
4.25%, 06/03/19 (f)	143	136
4.25%, 06/03/19 (f)	461	438
4.25%, 06/03/19 (f)	500	475
4.25%, 06/03/19 (f)	396	376
4.25%, 06/03/19 (f)	465	442
4.25%, 06/03/19 (f)	342	325
4.25%, 06/03/19 (f)	572	543
Amneal Pharmaceuticals LLC Term Loan, 4.50%, 11/01/19	3,144	3,120
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	1,019	1,016
ATI Holdings Acquisition Inc. Term Loan, 5.50%, 05/10/23	1,800	1,800
Auris Luxembourg III SARL Term Loan B-4, 4.25%, 01/14/22	2,666	2,654
BPA Laboratories Inc. 1st Lien Term Loan, 3.14%, 07/03/17 (q)	1,028	781
BPA Laboratories Inc. 2nd Lien Term Loan, 3.14%, 07/13/17 (f) (q)	894	626
Capsugel Holdings US Inc. Term Loan B, 3.50%, 08/01/18	2,211	2,199
CareCore National LLC Term Loan B, 5.50%, 02/12/21	1,927	1,777
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 05/08/21	3,092	3,078
CHG Healthcare Services Inc. Term Loan B, 4.75%, 05/26/23	900	900
Community Health Systems Inc. Term Loan G, 3.75%, 12/14/19	7,289	7,077
Community Health Systems Inc. Term Loan H
4.00%, 01/27/21	1,000	973
4.00%, 01/27/21	4,270	4,156
Concentra Inc. 1st Lien Term Loan, 4.00%, 05/09/22	2,680	2,666
Concordia Healthcare Corp. Term Loan, 5.25%, 10/20/21	1,811	1,733
Convatec Inc. Term Loan, 4.25%, 12/22/16	2,587	2,574
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	4,558	4,564
DJO Finance LLC Term Loan, 4.25%, 06/27/20	1,787	1,700
DPx Holdings BV Incremental Term Loan
4.25%, 03/11/21	1,000	969
4.25%, 03/11/21	2,915	2,826
Emdeon Business Services LLC Term Loan B-2
3.75%, 11/17/18	1,732	1,729
3.75%, 11/17/18	138	138
3.75%, 11/17/18	1,055	1,053
3.75%, 11/17/18	632	631
3.75%, 11/17/18	2,877	2,872
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/24/22	2,514	2,469
Envision Healthcare Corp. Term Loan
4.25%, 05/05/18	227	227
4.25%, 05/05/18	2,683	2,680
4.25%, 05/05/18	274	274
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	1,328	1,327
ExamWorks Group Inc. Term Loan, 0.00%, 06/08/23 (z)	2,700	2,693
Greatbatch Ltd. Term Loan B, 5.25%, 10/13/22	3,177	3,145
HCA Inc. Term Loan B-6, 3.70%, 03/18/23	3,816	3,826
Iasis Healthcare LLC Term Loan B-2, 4.50%, 02/20/20	3,834	3,816
IMS Health Inc. Term Loan
3.50%, 03/17/21	372	369
3.50%, 03/17/21	2,714	2,687
3.50%, 03/17/21	708	701
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	6,022	5,960
Kindred Healthcare Inc. New Term Loan B, 4.25%, 04/09/21	4,913	4,753
Kinetic Concepts Inc. Term Loan F-1, 5.00%, 11/04/20	6,556	6,519
Mallinckrodt International Finance SA Term Loan B, 3.25%, 03/14/21	4,418	4,346
MMM Holdings Inc. Term Loan, 9.75%, 10/23/17 (f)	664	498
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 06/07/23	4,500	4,510
MSO of Puerto Rico Inc. Term Loan, 9.75%, 10/23/17 (f)	483	362
National Surgical Hospitals Inc. Term Loan
4.50%, 05/14/22 (f)	61	60
4.50%, 05/14/22 (f)	386	380
Ortho-Clinical Diagnostics Inc. Term Loan B
4.75%, 06/30/21	2,141	2,022
4.75%, 06/30/21	3,262	3,080
Prestige Brands Inc. Term Loan B-3, 3.50%, 09/03/21	2,236	2,232
Quorum Health Corp. Term Loan B, 6.75%, 04/22/22	2,800	2,804
Radnet Management Inc. Term Loan B, 4.25%, 10/12/18	2,516	2,512
RPI Finance Trust Term Loan B-4
3.50%, 11/09/20	2,250	2,247
3.50%, 11/09/20	2,966	2,962
Select Medical Corp. Term Loan B
6.00%, 06/01/18	892	892
6.00%, 03/03/21	1,496	1,498
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	2,471	2,463
US Renal Care Inc. Term Loan B, 5.25%, 11/17/22	5,313	5,303
Valeant Pharmaceuticals International Inc. Term Loan B
5.50%, 12/11/19	827	802
4.75%, 07/08/20	2,703	2,621
Vizient Inc. 1st Lien Term Loan, 6.25%, 02/09/23	898	903
		143,247
INDUSTRIALS - 10.1%
ABC Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,333	2,325
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	4,805	4,721
Air Medical Group Holdings Inc. Term Loan B, 4.25%, 04/14/22	3,614	3,520
Allflex Holdings III Inc.1st Lien Term Loan, 4.25%, 06/15/20	2,925	2,894

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
American Airlines Inc. Term Loan, 3.25%, 06/27/20	4,851	4,781
American Airlines Inc. Term Loan B, 3.50%, 04/26/23	1,800	1,778
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 12/19/19 (q)	2,423	1,389
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20 (q)	500	80
Axalta Coating Systems US Holdings Inc. Term Loan, 3.75%, 02/03/20	4,617	4,607
Brand Energy & Infrastructure Services Inc. Term Loan B, 4.75%, 11/21/20	2,423	2,353
Brickman Group Ltd. LLC 1st Lien Term Loan, 4.00%, 12/15/20	4,738	4,651
Builders FirstSource Inc. Term Loan B, 6.00%, 07/31/22	4,568	4,563
Capsugel Holdings US Inc. Replacement Term Loan, 4.00%, 07/31/21	900	895
Capsugel Holdings US Inc. Term Loan B, 3.50%, 08/01/18	414	411
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20 (f)	2,759	2,538
DAE Aviation Holdings Inc. 1st Lien Term Loan, 5.25%, 06/25/22	3,573	3,562
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/14/20	3,887	3,854
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	253	248
Flying Fortress Inc. Term Loan, 3.50%, 06/30/17	667	665
FPC Holdings Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,882	1,584
Gates Global Inc. Term Loan B, 4.25%, 06/12/21	4,165	3,942
Generac Power Systems Inc. Term Loan B, 3.50%, 05/12/20	3,488	3,435
Harbor Freight Tools USA Inc. 1st Lien Term Loan, 4.75%, 07/26/19	858	858
Husky Injection Molding Systems Ltd. 1st Lien Term Loan
4.25%, 06/25/21	1,876	1,861
4.50%, 06/25/21	3,500	3,473
KAR Auction Services Inc. Term Loan B-3, 4.25%, 03/06/23	2,244	2,249
Kenan Advantage Group Inc. Term Loan, 4.00%, 07/22/22	1,878	1,863
Kenan Advantage Group Inc. Term Loan B, 4.00%, 07/31/22	611	606
LS Newco Pty Ltd. Term Loan B, 5.50%, 05/21/22	928	926
Milacron LLC Term Loan B, 4.50%, 09/28/20	1,783	1,772
Mirror Bidco Corp. Term Loan, 4.25%, 12/28/19	3,819	3,807
Navistar International Corp. Term Loan B, 6.50%, 08/06/20	1,791	1,686
North American Lifting Holdings Inc. 1st Lien Term Loan, 5.50%, 11/27/20	1,621	1,215
Novelis Inc. Term Loan B, 4.00%, 06/05/22	5,609	5,548
ON Assignment Inc. Term Loan, 3.75%, 06/01/22	1,527	1,525
OSG Bulk Ships Inc. Term Loan, 5.25%, 07/22/19 (f)	515	495
Otter Products LLC Term Loan, 5.75%, 05/30/20	1,725	1,466
Paragon Offshore Finance Co. Term Loan B, 0.00%, 07/18/21 (c) (d) (q)	1,185	296
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	908	899
Prime Security Services 1st Lien Term Loan B-1, 0.00%, 05/02/22 (z)	900	901
Prime Security Services Borrower LLC 1st Lien Term Loan, 5.50%, 06/18/21	2,687	2,686
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 05/02/22	1,250	1,252
Rexnord LLC 1st Lien Term Loan B
4.00%, 08/23/20	7,325	7,226
4.00%, 08/23/20	506	499
Sedgwick Claims Management Services Inc. 1st Lien Term Loan, 3.75%, 02/11/21	3,885	3,793
Southwire LLC Term Loan, 3.00%, 02/11/21	2,854	2,818
Summit Materials Cos.I LLC Term Loan B, 4.00%, 06/25/22	2,698	2,681
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	3,667	3,630
TransDigm Inc. Term Loan E, 3.50%, 05/13/22	2,080	2,046
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	4,900	4,833
United Airlines Inc. Term Loan B, 3.25%, 04/01/19	1,880	1,874
US Airways Group Inc. Term Loan B-1, 3.50%, 05/23/19	2,870	2,856
XPO Logistics Inc. Term Loan, 5.50%, 10/27/21	2,643	2,643
		129,079
INFORMATION TECHNOLOGY - 10.4%
Abacus Innovations Corp. Term Loan B, 0.00%, 06/09/23 (z)	1,800	1,797
Ancestry.com Inc. Term Loan B, 5.00%, 08/17/22	3,652	3,627
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	913	904
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	989	979
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	173	174
Blue Coat Holdings Inc. Term Loan, 4.50%, 05/19/22	2,237	2,233
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	4,698	4,156
CCC Information Services Inc. Term Loan
4.00%, 12/20/19	993	984
4.00%, 12/20/19	896	889
4.00%, 12/20/19	19	19
CDW LLC Term Loan
3.25%, 04/24/20	945	944
3.25%, 04/24/20	1,845	1,842
CommScope Inc. Term Loan B-5, 3.83%, 05/27/22	2,630	2,628
CompuCom Systems Inc. Term Loan B, 4.25%, 05/07/20	1,295	857
Cypress Semiconductor Corp. Term Loan B, 0.00%, 06/15/21 (z)	1,800	1,787
Dell Inc. Term Loan B, 0.00%, 06/02/23 (z)	6,400	6,373
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	10,786	10,751
First Data Corp. Extended Term Loan
4.35%, 03/24/21	7,182	7,149
4.45%, 03/24/21	1,129	1,124
First Data Corp. Term Loan, 4.19%, 07/08/22	1,000	990
Global Payments Inc. Term Loan B, 3.94%, 03/31/23	2,700	2,711
Go Daddy Operating Co. LLC Term Loan B, 4.25%, 05/05/21	3,918	3,913
HD Supply Inc. Term Loan B, 3.75%, 08/07/21	2,675	2,671
Infor (US) Inc. Term Loan B-3

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.75%, 05/23/20	475	461
3.75%, 06/03/20	6,119	5,962
Kronos Inc. Incremental Term Loan
4.50%, 10/25/19	1,790	1,783
4.50%, 10/30/19	370	369
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/01/20	3,516	3,474
MA FinanceCo LLC Term Loan B, 5.25%, 10/07/21	2,617	2,611
Magic Newco LLC 1st Lien Term Loan, 5.00%, 12/01/18	2,556	2,552
Micron Technology Inc. Term Loan, 6.46%, 04/26/22	900	904
Microsemi Corp. Term Loan B, 5.25%, 12/17/22	775	772
Mitel US Holdings Inc. Term Loan, 5.50%, 05/15/22	2,523	2,522
NXP BV Term Loan B, 3.75%, 11/05/20	1,680	1,682
ON Semiconductor Corp. Term Loan B
5.25%, 03/31/23	1,800	1,804
5.25%, 03/31/23	1,800	1,805
Presidio Inc. Term Loan, 5.25%, 02/02/22	2,551	2,502
Riverbed Technology Inc. Term Loan, 5.00%, 04/22/22	2,195	2,191
Rovi Solutions Corp. Term Loan B, 3.75%, 07/02/21	2,456	2,409
Sabre Inc. Incremental Term Loan, 4.00%, 02/19/19	1,925	1,923
Sabre Inc. Term Loan B, 4.00%, 02/19/19	3,072	3,068
Skillsoft Corp. 1st Lien Term Loan, 5.75%, 04/22/21	3,930	3,095
Skillsoft Corp. 2nd Lien Term Loan, 9.25%, 04/22/22	1,000	450
SS&C Technologies Term Loan B-1, 4.00%, 06/28/22	3,214	3,210
SS&C Technologies Term Loan B-2, 4.00%, 06/28/22	440	439
Sungard Availability Services Capital Inc. Term Loan B, 6.00%, 03/25/19	3,496	3,062
SurveyMonkey Inc. Term Loan B, 6.25%, 02/07/19 (f)	2,854	2,804
Veritas Bermuda Ltd. Term Loan B-1
0.00%, 01/27/23 (z)	900	792
6.63%, 01/27/23	1,350	1,188
Vertafore Inc. 1st Lien Term Loan, 0.00%, 06/16/23 (z)	900	896
West Corp. Term Loan B-10, 3.25%, 06/30/18	133	133
Western Digital Corp. Term Loan B
6.25%, 03/30/23	4,450	4,464
6.25%, 03/30/23	1,800	1,806
6.25%, 03/30/23	2,000	2,006
WEX Inc. Term Loan B, 0.00%, 06/16/23 (z)	2,700	2,680
WP Mustang Holdings Ltd. 1st Lien Term Loan B
5.50%, 05/29/21	1,383	1,377
5.50%, 05/29/21	44	43
Zebra Technologies Corp. Term Loan B, 4.00%, 10/27/21	6,157	6,149
		132,891
MATERIALS - 9.6%
A. Schulman Inc. Term Loan B, 4.00%, 05/11/22	446	442
Allnex (Luxembourg) & CY SCA Term Loan B-1, 4.50%, 06/28/19	1,775	1,765
Allnex (Luxembourg) & CY SCA Term Loan Term Loan B-2, 0.00%, 06/02/23 (z)	513	507
Allnex USA Inc. Term Loan B-2, 4.50%, 10/03/19	921	916
Allnex USA Inc. Term Loan B-3, 0.00%, 06/02/23 (z)	387	382
Anchor Glass Container Corp. 1st Lien Term Loan
4.75%, 06/24/22	327	326
4.75%, 06/24/22	266	265
4.75%, 06/24/22	274	273
4.75%, 07/01/22	405	403
Arch Coal Inc. Term Loan B, 0.00%, 05/16/18 (c) (d) (q)	2,843	1,304
Ardagh Holdings USA Inc. Incremental Term Loan, 4.00%, 12/17/17	3,633	3,625
Ascend Performance Materials Operations LLC Term Loan B, 6.75%, 04/10/18	1,282	1,275
Axiall Holdco Inc. Term Loan B, 4.00%, 02/26/22	1,330	1,326
Berry Plastics Holding Corp. Term Loan D
3.50%, 02/08/20	4	4
3.50%, 02/08/20	7,853	7,794
BWAY Holding Co. Inc. Term Loan B, 5.50%, 08/07/20	4,292	4,271
Chemours Co. Term Loan B
3.75%, 05/09/22	2,844	2,738
3.75%, 05/12/22	1,000	963
Chemtura Corp. Term Loan B, 3.50%, 08/29/16 (f)	1	1
Consolidated Container Co. LLC Term Loan
5.00%, 07/03/19	592	570
5.00%, 07/03/19	1,334	1,285
Coveris Holdings SA Term Loan B-1, 4.50%, 04/24/19	608	601
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	1,644	1,631
Fairmount Santrol Inc. Term Loan B-2, 4.50%, 09/05/19	4,875	3,945
Flint Group GmbH Term Loan C, 4.50%, 05/03/21	489	481
Flint Group US LLC 1st Lien Term Loan B-2, 4.50%, 05/03/21	2,958	2,909
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	7,316	6,986
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	1,365	1,366
Gemini HDPE LLC Term Loan B, 4.75%, 08/04/21	2,650	2,617
Headwaters Inc. Term Loan B, 4.50%, 03/11/22	744	743
Hilex Poly Co. LLC Term Loan B, 6.00%, 12/05/21	1,728	1,728
Houghton International Inc. 2nd Lien Term Loan, 9.75%, 12/20/20 (f)	1,000	978
Houghton International Inc. Term Loan B, 4.25%, 12/13/19	2,215	2,201
Huntsman International LLC Incremental Term Loan
3.75%, 01/31/21	83	83
3.75%, 01/31/21	3,867	3,849
Huntsman International LLC Term Loan B, 4.25%, 04/03/23	725	725
Klockner-Pentaplast of America Inc. Term Loan, 5.00%, 04/22/20	1,873	1,873
KP Germany Erste GmbH 1st Lien Term Loan, 5.00%, 04/22/20	800	800
Kraton Polymers LLC Term Loan B
6.00%, 01/06/22	2,250	2,214
6.00%, 01/06/22	2,750	2,707
Kronos Worldwide Inc. Term Loan, 4.00%, 02/18/20	980	910

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MacDermid Inc. Term Loan B-2
5.50%, 06/07/20	564	556
5.50%, 06/07/20	2,000	1,971
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	1,990	1,961
Nexeo Solutions LLC Term Loan, 5.25%, 06/10/23	3,500	3,494
Omnova Solutions Inc. Term Loan B-1, 4.25%, 05/01/18	1,890	1,895
Onex TSG Holdings II Corp. 1st Lien Term Loan, 5.00%, 07/31/22	1,811	1,803
Owens-Illinois Inc. Term Loan B, 3.50%, 08/12/22	1,817	1,810
PQ Corp. Term Loan, 5.75%, 10/27/22	2,774	2,771
Quikrete Holdings Inc. 1st Lien Term Loan
4.00%, 09/30/20	450	449
4.00%, 09/30/20	2,872	2,864
SIG Combibloc US Acquisition Inc. Term Loan
4.25%, 02/03/22	4,553	4,512
4.25%, 02/03/22	628	623
Signode Industrial Group Holdings US Inc. Term Loan B
3.75%, 05/08/21	2,611	2,584
3.75%, 05/08/21	1,770	1,752
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	3,300	3,256
Solenis International LP 2nd Lien Term Loan
7.75%, 07/02/22	902	831
7.75%, 07/02/22	448	413
Stardust Finance Holdings Inc. Junior Lien Term Loan, 10.50%, 03/04/23 (f)	540	518
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	3,655	3,557
Tank Holding Corp. Term Loan
5.25%, 03/12/22	1,257	1,181
5.25%, 03/12/22	732	688
TricorBraun Inc. Term Loan B, 4.00%, 04/30/18	1,837	1,831
Trinseo Materials Operating SCA Term Loan B, 4.25%, 11/01/21	2,680	2,669
Tronox Pigments (Netherlands) BV Term Loan, 4.50%, 03/22/20	2,684	2,563
Univar Inc. Term Loan
4.25%, 06/25/22	1,332	1,311
4.25%, 06/25/22	5,821	5,728
		123,373
TELECOMMUNICATION SERVICES - 5.0%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,421	3,401
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan
4.50%, 11/04/20 (f)	442	439
4.50%, 11/04/20 (f)	536	533
Genesys Telecom Holdings US Inc. Term Loan B, 4.00%, 01/25/19	776	768
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	817
Hargray Communications Group Inc. Term Loan B, 5.25%, 06/24/19	3,145	3,141
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	8,754
Level 3 Financing Inc. Term Loan, 4.00%, 08/01/19	500	499
Level 3 Financing Inc. Term Loan B, 4.00%, 01/14/20	7,200	7,189
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/31/22	2,700	2,688
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	1,256	1,241
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	7,500	7,502
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	5,082	5,023
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	623	625
Telenet International Finance SARL Term Loan AD
0.00%, 06/30/24 (z)	1,760	1,743
4.25%, 06/30/24	900	891
Telesat Canada Term Loan B-2, 3.50%, 03/26/19	5,750	5,712
Virgin Media Investment Holdings Ltd. Term Loan F, 3.65%, 06/07/20	5,615	5,473
West Corp. Term Loan B-12, 0.00%, 06/13/23 (z)	3,297	3,283
West Corp. Term Loan B-14, 0.00%, 06/14/21 (z)	942	936
Zayo Group LLC Term Loan B, 3.75%, 07/14/19	4,181	4,154
		64,812
UTILITIES - 1.6%
APLP Holdings Ltd. Partnership Term Loan B, 6.00%, 04/13/23	3,037	3,027
Calpine Construction Finance Co. LP Term Loan B-1, 3.00%, 05/03/20	970	945
Calpine Construction Finance Co. LP Term Loan B-2, 3.25%, 01/03/22	970	946
Calpine Corp. Term Loan B-5, 3.50%, 05/23/22	3,573	3,531
Calpine Corp. Term Loan B-6, 4.00%, 01/15/23	798	790
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/22/23 (z)	7,380	7,246
NRG Energy Inc. Term Loan B, 0.00%, 06/14/23 (z)	3,730	3,698
		20,183
Total Variable Rate Senior Loan Interests (cost $1,209,859)		1,157,152
PREFERRED STOCKS - 0.0%
Vantage Drilling International (c) (q)	3	291
Total Preferred Stocks (cost $303)		291
SHORT TERM INVESTMENTS - 5.6%
Investment Company - 5.6%
JNL Money Market Fund, 0.26% (a) (h)	72,179	72,179
Total Short Term Investments (cost $72,179)		72,179
Total Investments - 100.8% (cost $1,346,772)		1,292,956
Other Assets and Liabilities, Net - (0.8%)		(9,775)
Total Net Assets - 100.0%		$1,283,181

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	25.5%
Health Care	11.7
Industrials	10.4
Materials	10.3
Information Technology	10.1
Financials	7.8
Consumer Staples	6.1
Energy	5.6
Telecommunication Services	5.2
Utilities	1.7
Short Term Investments	5.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/PPM America High Yield Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$8,900	$9,167
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,476	1,570
5.50%, 10/29/20	1,682	1,732
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	4,650	4,464
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	—	—
Total Non-U.S. Government Agency Asset- Backed Securities (cost $16,707)		16,933
CORPORATE BONDS AND NOTES - 76.6%
CONSUMER DISCRETIONARY - 17.2%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	5,597
Altice SA
7.75%, 05/15/22 (e) (r)	5,000	5,050
7.63%, 02/15/25 (e) (r)	8,000	7,810
AMC Entertainment Inc., 5.75%, 06/15/25	5,000	4,975
AMC Networks Inc., 4.75%, 12/15/22 (e)	3,000	2,978
ARAMARK Services Inc.
5.13%, 01/15/24	849	866
4.75%, 06/01/26 (r)	4,571	4,480
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	6,484	6,670
BC Mountain LLC, 7.00%, 02/01/21 (r)	6,279	5,416
Beazer Homes USA Inc., 7.50%, 09/15/21	14,382	12,440
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e)	3,000	2,948
CCO Holdings LLC
5.13%, 02/15/23 (e)	6,000	6,075
5.38%, 05/01/25 (r)	12,000	12,180
5.75%, 02/15/26 (r)	2,326	2,396
5.88%, 05/01/27 (e) (r)	6,000	6,195
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (r) (y)	4,949	1,683
Churchill Downs Inc., 5.38%, 12/15/21 (r)	6,004	6,132
Clear Channel Communications Inc., 14.00%, 02/01/21 (y)	8,906	3,184
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,587
5.00%, 03/15/23	5,000	4,550
7.75%, 07/01/26 (r)	6,387	6,595
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	4,819
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (r)	3,529	3,626
Gannett Co. Inc.
4.88%, 09/15/21 (r)	990	1,015
5.50%, 09/15/24 (r)	2,182	2,247
General Motors Co., 4.00%, 04/01/25	6,000	6,050
Gibson Brands Inc., 8.88%, 08/01/18 (e) (r)	9,418	5,227
GLP Capital LP
4.88%, 11/01/20 (e)	4,000	4,174
4.38%, 04/15/21 (e)	625	644
5.38%, 11/01/23 (e)	2,424	2,530
5.38%, 04/15/26	1,752	1,813
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	3,115	3,216
5.00%, 05/31/26	1,240	1,263
Gray Television Inc., 5.88%, 07/15/26 (r)	8,000	8,060
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	5,000	5,175
iHeartCommunications Inc.
9.00%, 03/01/21	6,000	4,230
10.63%, 03/15/23	5,000	3,462
JC Penney Corp. Inc., 5.88%, 07/01/23 (r)	1,059	1,067
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (e) (r) (y)	6,316	5,526
KB Home, 7.63%, 05/15/23	7,000	7,105
KFC Holding Co.
5.00%, 06/01/24 (r)	1,900	1,948
5.25%, 06/01/26 (e) (r)	2,199	2,254
L Brands Inc., 5.63%, 10/15/23	7,000	7,542
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	6,899	6,968
Landry’s Inc., 9.38%, 05/01/20 (r)	3,619	3,800
Limited Brands Inc., 6.63%, 04/01/21	3,000	3,375
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	2,425	2,492
M/I Homes Inc., 6.75%, 01/15/21	8,000	7,960
MDC Partners Inc., 6.50%, 05/01/24 (r)	8,523	8,459
Men’s Wearhouse Inc., 7.00%, 07/01/22 (e)	5,000	4,200
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (e) (r)	1,677	1,773
Michaels Stores Inc., 5.88%, 12/15/20 (e) (r)	3,000	3,124
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,864
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (e) (r)	2,000	1,630
8.75%, 10/15/21 (e) (r) (y)	10,000	7,600
New Cotai LLC, 10.63%, 05/01/19 (e) (r) (y)	13,952	8,616
Numericable-SFR SA, 7.38%, 05/01/26 (r)	7,589	7,504
Performance Food Group Inc., 5.50%, 06/01/24 (r)	825	839
PVH Corp., 4.50%, 12/15/22	6,807	6,901
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	936
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22 (e)	1,438	1,513
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,313
5.63%, 12/01/25	3,000	3,143
Schaeffler Finance BV, 4.25%, 05/15/21 (e) (r)	8,077	8,188
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	1,865	1,902
Scientific Games International Inc.
6.63%, 05/15/21 (e)	4,000	2,380
10.00%, 12/01/22	5,000	4,062
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,140
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	2,500	2,725
Sirius XM Radio Inc., 5.38%, 07/15/26 (r)	9,000	8,865
Springs Industries Inc., 6.25%, 06/01/21	2,353	2,377
Starz LLC, 5.00%, 09/15/19	5,000	5,094
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	4,500	4,545
Tempur Sealy International Inc., 5.50%, 06/15/26 (e) (r)	5,715	5,615
Tenneco Inc., 5.00%, 07/15/26	6,000	6,086
Tops Holding LLC, 8.00%, 06/15/22 (r)	5,216	4,590
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25 (r)	10,135	9,932
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	5,000	5,124
Univision Communications Inc.
5.13%, 05/15/23 (r)	6,000	5,955
5.13%, 02/15/25 (e) (r)	5,263	5,204

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	6,193	6,224
WideOpenWest Finance LLC
10.25%, 07/15/19	4,000	4,140
13.38%, 10/15/19 (e)	7,970	8,468
WMG Holdings Corp., 13.75%, 10/01/19	2,000	2,138
Wyndham Worldwide Corp., 5.10%, 10/01/25 (e) (l)	2,781	3,023
		399,587
CONSUMER STAPLES - 2.9%
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	5,333	3,520
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	6,954
Constellation Brands Inc.
3.88%, 11/15/19	2,041	2,148
4.75%, 11/15/24 (e)	545	576
4.75%, 12/01/25	1,876	1,977
Energizer SpinCo Inc., 5.50%, 06/15/25 (e) (r)	4,347	4,325
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	8,517	7,218
JBS Investments GmbH, 7.25%, 04/03/24 (e) (r)	10,760	11,080
NBTY Inc., 7.63%, 05/15/21 (r)	2,474	2,477
Post Holdings Inc.
6.00%, 12/15/22 (r)	3,564	3,653
8.00%, 07/15/25 (e) (r)	3,292	3,650
Reynolds Group Issuer Inc., 9.88%, 08/15/19	502	518
Rite Aid Corp.
9.25%, 03/15/20	3,154	3,328
6.13%, 04/01/23 (r)	4,310	4,611
Spectrum Brands Inc., 5.75%, 07/15/25	4,762	4,959
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	617
5.88%, 08/01/21 (r)	963	1,004
US Foods Inc., 5.88%, 06/15/24 (e) (r)	5,935	6,084
		68,699
ENERGY - 10.7%
American Energy - Woodford LLC
12.00%, 12/30/20 (r)	53	40
9.00%, 09/15/22 (p) (q)	5,000	1,250
Antero Resources Corp., 5.13%, 12/01/22	2,000	1,920
Atlas Energy Holdings Operating Co. LLC
7.75%, 01/15/21	3,000	390
9.25%, 08/15/21	8,161	1,061
California Resources Corp., 8.00%, 12/15/22 (r)	4,000	2,840
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (r)	8,000	8,980
7.63%, 01/15/22 (e)	3,000	2,122
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (e)	5,500	5,569
6.25%, 04/15/23 (e)	2,000	1,925
Cenovus Energy Inc., 4.45%, 09/15/42	6,857	5,483
Chaparral Energy Inc.
0.00%, 10/01/20 (c) (d)	4,136	2,502
0.00%, 09/01/21 (c) (d)	3,000	1,792
0.00%, 11/15/22 (c) (d)	21,350	12,810
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (r)	1,751	1,798
Chesapeake Energy Corp., 8.00%, 12/15/22 (e) (r)	12,500	10,641
CITGO Holding Inc., 10.75%, 02/15/20 (r)	11,690	11,748
Continental Resources Inc.
4.50%, 04/15/23	12,000	11,190
3.80%, 06/01/24	4,000	3,490
4.90%, 06/01/44	2,300	1,897
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	6,049
Denbury Resources Inc., 5.50%, 05/01/22	10,000	6,750
Energy Transfer Partners LP
4.90%, 03/15/35	7,000	6,187
5.15%, 03/15/45	4,322	3,930
EnLink Midstream Partners LP, 4.40%, 04/01/24	8,000	7,508
EnQuest Plc, 7.00%, 04/15/22 (r)	20,841	12,895
Ensco Plc
4.70%, 03/15/21 (e)	4,117	3,421
4.50%, 10/01/24	3,466	2,366
5.20%, 03/15/25	13,667	9,499
EP Energy LLC, 6.38%, 06/15/23 (e)	4,000	2,400
Halcon Resources Corp., 12.00%, 02/15/22 (p) (q)	5,000	4,575
Ithaca Energy Inc., 8.13%, 07/01/19 (p) (q)	12,000	10,620
Kosmos Energy Ltd., 7.88%, 08/01/21 (r)	4,000	3,860
MPLX LP, 4.88%, 06/01/25 (r)	898	878
Nabors Industries Inc., 4.63%, 09/15/21	4,000	3,659
Northern Oil and Gas Inc., 8.00%, 06/01/20	6,733	4,814
Oneok Inc., 7.50%, 09/01/23	3,000	3,195
PBF Logistics LP, 6.88%, 05/15/23	5,172	5,069
Plains Exploration & Production Co., 6.50%, 11/15/20	3,000	3,006
Quicksilver Resources Inc., 0.00%, 07/01/21 (c) (d) (q)	14,000	385
Rowan Cos. Inc.
4.75%, 01/15/24	5,455	4,432
5.85%, 01/15/44	4,545	3,046
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,730	2,710
5.88%, 06/30/26 (r)	12,000	11,985
SM Energy Co.
6.50%, 01/01/23	2,214	2,059
5.00%, 01/15/24	5,786	4,947
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	4,078	3,426
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,286
6.13%, 10/15/21	596	617
6.25%, 10/15/22 (e)	9,000	9,382
6.38%, 05/01/24 (e)	1,328	1,391
Transocean Inc., 7.50%, 04/15/31 (e)	5,000	3,275
Weatherford International Ltd., 8.25%, 06/15/23 (e)	10,000	9,500
		248,570
FINANCIALS - 10.8%
AerCap Ireland Capital Ltd., 3.95%, 02/01/22 (e)	5,202	5,202
Ally Financial Inc.
3.60%, 05/21/18	2,000	2,005
3.75%, 11/18/19	3,000	3,008
4.13%, 03/30/20	4,000	4,010
4.63%, 05/19/22	5,000	5,038
5.75%, 11/20/25 (e)	12,500	12,531
Altice Financing SA, 6.63%, 02/15/23 (r)	12,000	11,782
Anheuser-Busch InBev Finance Inc., 4.70%, 02/01/36	6,000	6,750
Antero Resources Finance Corp., 5.38%, 11/01/21 (e)	9,180	8,996
Bank of America Corp., 6.30%, (callable at 100 beginning 03/10/26) (m)	6,000	6,353
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m) (v)	12,000	11,730
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/30/21) (m) (r)	2,894	2,894
Citigroup Inc., 6.25%, (callable at 100 beginning 08/15/26) (m)	8,501	8,756

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CNH Industrial Capital LLC, 4.88%, 04/01/21 (e)	6,000	6,105
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (e) (r)	6,726	6,894
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (e) (m) (r)	3,000	2,979
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	3,520	3,313
Diamond 1 Finance Corp.
5.88%, 06/15/21 (e) (r)	1,686	1,728
7.13%, 06/15/24 (e) (r)	2,468	2,578
8.35%, 07/15/46 (r)	4,623	4,981
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	8,419	8,198
General Motors Financial Co. Inc., 4.00%, 01/15/25	4,000	4,049
Glencore Funding LLC
4.13%, 05/30/23 (e) (r)	2,000	1,840
4.63%, 04/29/24 (e) (r)	8,600	8,041
Goldman Sachs Group Inc., 5.38%, (callable at 100 beginning 05/10/20) (e) (m)	7,000	6,922
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (e) (m) (v)	7,731	7,692
International Lease Finance Corp.
8.25%, 12/15/20 (e)	2,000	2,365
4.63%, 04/15/21	9,897	10,194
8.63%, 01/15/22	3,000	3,653
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	12,000	11,955
Lloyds Banking Group Plc, 3.10%, 07/06/21	5,409	5,418
Navient Corp.
4.88%, 06/17/19 (e)	6,000	5,790
5.88%, 03/25/21	5,000	4,722
Nielsen Finance LLC, 5.00%, 04/15/22 (e) (r)	5,625	5,738
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (r)	4,261	4,314
7.00%, 07/15/24 (r)	1,718	1,769
Royal Bank of Scotland Group Plc, 7.50%, (callable at 100 beginning 08/10/20) (e) (m) (v)	16,000	14,720
Stena AB, 7.00%, 02/01/24 (r)	4,000	3,150
Stena International SA, 5.75%, 03/01/24 (r)	5,000	4,100
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
WaveDivision Escrow LLC, 8.13%, 09/01/20 (r)	2,182	2,269
Wells Fargo & Co., 5.87%, (callable at 100 beginning 06/15/25) (e) (m)	5,046	5,380
ZF North America Capital Inc.
4.00%, 04/29/20 (e) (r)	3,334	3,419
4.75%, 04/29/25 (r)	5,000	5,066
Ziggo Bond Finance BV, 5.88%, 01/15/25 (r)	2,810	2,712
		251,112
HEALTH CARE - 9.9%
AbbVie Inc., 4.45%, 05/14/46	6,000	6,089
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (e) (r)	174	177
Capsugel SA, 7.00%, 05/15/19 (r) (y)	4,026	4,036
Centene Corp., 4.75%, 05/15/22	6,524	6,654
Centene Escrow Corp., 6.13%, 02/15/24 (r)	3,876	4,121
Community Health Systems Inc.
8.00%, 11/15/19 (e)	7,294	7,121
6.88%, 02/01/22 (e)	3,000	2,625
Concordia Healthcare Corp., 7.00%, 04/15/23 (r)	2,431	2,072
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	10,000	8,300
DJO Finco LLC, 8.13%, 06/15/21 (e) (r)	2,874	2,486
Endo Finance Co., 5.75%, 01/15/22 (e) (r)	4,947	4,464
Express Scripts Holding Co.
3.40%, 03/01/27	9,235	9,245
4.80%, 07/15/46	3,586	3,584
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (r)	1,683	1,729
4.75%, 10/15/24 (r)	1,143	1,189
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	5,000	5,088
HCA Inc.
3.75%, 03/15/19 (e)	3,115	3,224
6.50%, 02/15/20	4,000	4,435
7.50%, 02/15/22	3,000	3,411
4.75%, 05/01/23	9,739	9,982
5.88%, 05/01/23	6,000	6,397
5.38%, 02/01/25	10,000	10,250
5.88%, 02/15/26	5,000	5,188
5.25%, 06/15/26	2,273	2,358
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,164
Hologic Inc., 5.25%, 07/15/22 (r)	2,674	2,794
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	6,532
Immucor Inc., 11.13%, 08/15/19	2,400	2,184
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	5,511	5,663
JLL/Delta Dutch Pledgeco BV, 8.75%, 05/01/20 (r) (y)	4,000	4,000
Kindred Healthcare Inc., 8.00%, 01/15/20	5,000	4,975
LifePoint Hospitals Inc., 5.50%, 12/01/21	1,500	1,564
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (e) (r)	9,653	9,188
MEDNAX Inc., 5.25%, 12/01/23 (r)	1,311	1,327
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (r)	4,917	5,163
Mylan NV, 3.95%, 06/15/26 (r)	7,742	7,832
Surgical Care Affiliates Inc., 6.00%, 04/01/23 (r)	3,500	3,570
Tenet Healthcare Corp.
5.00%, 03/01/19	4,800	4,644
6.00%, 10/01/20	2,281	2,406
8.13%, 04/01/22 (e)	7,855	8,050
6.75%, 06/15/23 (e)	15,000	14,362
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (r)	8,586	7,572
5.63%, 12/01/21 (r)	7,000	5,775
5.88%, 05/15/23 (e) (r)	8,000	6,460
6.13%, 04/15/25 (r)	7,000	5,618
		229,068
INDUSTRIALS - 5.5%
Aircastle Ltd.
5.13%, 03/15/21 (e)	6,000	6,240
5.00%, 04/01/23	1,298	1,319
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,703
Bombardier Inc.
6.00%, 10/15/22 (r)	9,089	7,817
6.13%, 01/15/23 (r)	1,872	1,601
7.50%, 03/15/25 (e) (r)	12,000	10,380
Builders FirstSource Inc., 10.75%, 08/15/23 (r)	4,000	4,350
CNH Industrial Capital LLC, 3.88%, 07/16/18	5,679	5,707
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	5,907
9.75%, 05/01/20 (r)	6,082	5,170
GFL Environmental Inc., 9.88%, 02/01/21 (r)	3,471	3,697
Masco Corp., 3.50%, 04/01/21	6,758	6,895
Meritor Inc.
6.75%, 06/15/21	3,000	2,805
6.25%, 02/15/24 (e)	5,000	4,275
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	6,019

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Navistar International Corp., 8.25%, 11/01/21 (e)	8,250	5,796
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (r)	5,211	5,524
Quad/Graphics Inc., 7.00%, 05/01/22	8,900	7,854
Sensata Technologies Finance Co. Plc, 6.25%, 02/15/26 (e) (r)	5,250	5,434
TransDigm Inc., 6.38%, 06/15/26 (e) (r)	545	544
United Rentals North America Inc., 5.88%, 09/15/26	3,428	3,402
Verisk Analytics Inc., 5.50%, 06/15/45	6,776	6,972
VistaJet Malta Finance Plc, 7.75%, 06/01/20 (r)	10,500	4,751
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,528
West Corp., 5.38%, 07/15/22 (r)	9,719	9,039
		127,729
INFORMATION TECHNOLOGY - 4.9%
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	6,448	6,529
11.00%, 12/15/20	5,500	5,885
Entegris Inc., 6.00%, 04/01/22 (r)	4,772	4,885
First Data Corp.
7.00%, 12/01/23 (e) (r)	5,556	5,639
5.75%, 01/15/24 (r)	7,000	6,939
Infor US Inc., 5.75%, 08/15/20 (e) (r)	1,500	1,573
Micron Technology Inc.
5.25%, 08/01/23 (r)	7,000	5,967
5.63%, 01/15/26 (r)	5,000	4,163
NXP BV
4.13%, 06/01/21 (r)	2,443	2,480
5.75%, 03/15/23 (r)	1,565	1,635
4.63%, 06/01/23 (r)	1,718	1,748
Oracle Corp.
2.40%, 09/15/23	6,000	6,028
2.65%, 07/15/26	6,000	6,007
4.00%, 07/15/46	12,000	12,091
Sanmina Corp., 4.38%, 06/01/19 (e) (r)	8,397	8,586
Sensata Technologies BV, 5.63%, 11/01/24 (r)	1,364	1,416
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	2,787	2,836
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (r)	9,857	5,397
ViaSat Inc., 6.88%, 06/15/20	10,000	10,325
Western Digital Corp., 10.50%, 04/01/24 (e) (r)	12,500	13,375
		113,504
MATERIALS - 7.2%
Anglo American Capital Plc
4.13%, 09/27/22 (e) (r)	4,601	4,268
4.88%, 05/14/25 (r)	1,399	1,329
ArcelorMittal
6.50%, 03/01/21 (e) (k)	2,632	2,704
7.25%, 02/25/22 (e) (k)	2,368	2,492
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (e) (r) (y)	6,071	6,132
Ardagh Packaging Finance Plc
6.75%, 01/31/21 (r)	3,000	3,030
4.63%, 05/15/23 (r)	4,516	4,448
7.25%, 05/15/24 (r)	7,911	8,074
Ball Corp., 4.38%, 12/15/20	6,558	6,898
Berry Plastics Corp., 5.13%, 07/15/23	6,000	6,000
Cemex SAB de CV
7.25%, 01/15/21 (e) (r)	2,500	2,638
5.70%, 01/11/25 (e) (r)	11,719	11,104
Coveris Holdings SA, 7.88%, 11/01/19 (r)	10,318	10,021
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	8,400	8,400
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (r)	13,000	12,350
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (e)	8,000	7,560
3.55%, 03/01/22 (e)	4,000	3,520
3.88%, 03/15/23 (e)	1,005	879
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	10,119	8,854
5.40%, 11/14/34	8,000	6,360
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	7,000	6,073
Kraton Polymers LLC, 10.50%, 04/15/23 (r)	1,111	1,183
PaperWorks Industries Inc., 9.50%, 08/15/19 (r)	9,000	8,280
Platform Specialty Products Corp.
10.38%, 05/01/21 (r)	1,763	1,776
6.50%, 02/01/22 (e) (r)	3,000	2,640
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	12,999	10,529
Scotts Miracle-Gro Co., 6.00%, 10/15/23 (r)	2,457	2,586
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (e) (r)	4,000	3,825
Teck Resources Ltd.
4.50%, 01/15/21 (e)	5,000	4,350
8.00%, 06/01/21 (e) (r)	663	683
3.75%, 02/01/23 (e)	5,000	3,800
8.50%, 06/01/24 (e) (r)	704	731
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (e) (r)	2,916	2,909
		166,426
TELECOMMUNICATION SERVICES - 6.4%
Altice Finco SA, 9.88%, 12/15/20 (e) (r)	3,979	4,245
CenturyLink Inc.
7.50%, 04/01/24 (e)	1,979	1,999
5.63%, 04/01/25	2,500	2,225
Cincinnati Bell Inc., 8.38%, 10/15/20	2,492	2,599
Cogent Communications Group Inc., 5.38%, 03/01/22 (r)	3,000	3,008
Frontier Communications Corp.
8.75%, 04/15/22	1,295	1,301
10.50%, 09/15/22	3,453	3,654
11.00%, 09/15/25	11,000	11,426
9.00%, 08/15/31	4,429	3,895
Level 3 Communications Inc., 5.75%, 12/01/22	5,000	5,062
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	2,974
5.38%, 05/01/25 (e)	5,000	4,962
5.25%, 03/15/26 (r)	8,000	7,840
Neptune Finco Corp., 10.88%, 10/15/25 (e) (r)	6,000	6,870
Sable International Finance Ltd., 6.88%, 08/01/22 (r)	2,667	2,679
SBA Communications Corp., 4.88%, 07/15/22 (e)	3,000	2,978
SES Global Americas Holdings GP, 5.30%, 03/25/44 (e) (r)	5,000	4,691
Sprint Capital Corp.
6.90%, 05/01/19 (e)	7,000	6,685
6.88%, 11/15/28 (e)	8,000	6,280
Sprint Corp.
7.88%, 09/15/23 (e)	5,000	4,087
7.13%, 06/15/24 (e)	9,000	7,121
Sprint Nextel Corp.
11.50%, 11/15/21	4,000	3,952
6.00%, 11/15/22	6,000	4,721
T-Mobile USA Inc.
6.84%, 04/28/23	654	691
6.50%, 01/15/24	5,000	5,262
6.00%, 04/15/24	5,000	5,200
6.50%, 01/15/26 (e)	4,000	4,220
Windstream Corp.
7.50%, 04/01/23 (e)	1,000	893

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.38%, 08/01/23 (e)	10,000	8,400
Windstream Services LLC, 7.50%, 06/01/22 (e)	5,000	4,500
Zayo Group LLC, 6.00%, 04/01/23	14,111	14,393
		148,813
UTILITIES - 1.1%
AES Corp.
3.67%, 06/01/19 (i)	1,589	1,585
5.50%, 04/15/25	18,000	18,045
Dynegy Inc., 7.63%, 11/01/24 (e)	774	742
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	1,037
Talen Energy Corp., 6.50%, 06/01/25	4,000	3,320
		24,729
Total Corporate Bonds and Notes (cost $1,855,218)		1,778,237
VARIABLE RATE SENIOR LOAN INTERESTS - 8.2% (i)
CONSUMER DISCRETIONARY - 2.8%
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	6,807	6,583
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	956	941
Caesars Entertainment Operating Co. Term Loan B-7, 0.00%, 01/28/18 (c) (d) (f)	2,239	2,239
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	4,677	4,380
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	1,561	1,555
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	936	936
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (f)	19,490	17,931
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	1,507	1,505
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	896	889
Four Seasons Holdings Inc. 2nd Lien Term Loan, 6.25%, 12/27/20	1,935	1,927
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	2,700	2,632
Liberty Cablevision of Puerto Rico LLC 2nd Lien Term Loan, 7.75%, 06/23/23	1,300	1,228
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	5,200	5,186
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	1,791	1,793
MGOC Inc. Term Loan B, 4.00%, 07/31/20	6,043	6,035
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	7,196	7,136
Yonkers Racing Corp. 1st Lien Term Loan, 4.25%, 08/19/19	1,370	1,327
Yonkers Racing Corp. 2nd Lien Term Loan, 8.75%, 08/19/20	500	484
		64,707
CONSUMER STAPLES - 0.4%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	8,520	8,520
NBTY INC. Term Loan B, 5.00%, 05/05/23	1,500	1,487
		10,007
ENERGY - 0.9%
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	3,895	3,920
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	4,700	1,828
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	1,700	1,009
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	6,056	6,040
Fieldwood Energy LLC 1st Lien Term Loan, 8.00%, 08/31/20	66	54
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (q)	246	68
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	6,800	5,933
Seventy Seven Operating LLC Term Loan B, 0.00%, 06/18/21 (c) (d) (q)	1,179	1,008
		19,860
FINANCIALS - 0.6%
Asurion LLC Term Loan B-2, 4.25%, 06/20/20	2,201	2,146
EP Energy LLC Term Loan B-3, 3.50%, 05/24/18	6,500	5,660
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19 (e)	5,979	5,359
		13,165
HEALTH CARE - 0.3%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	3,990	3,919
Valeant Pharmaceuticals International Inc. Term Loan B, 5.00%, 03/13/22	2,242	2,180
		6,099
INDUSTRIALS - 1.0%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20 (f)	8,300	7,636
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	8,000	7,960
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	1,739	1,741
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	6,976	6,884
		24,221
INFORMATION TECHNOLOGY - 0.3%
Dell Inc. Term Loan B, 4.00%, 06/02/23	2,900	2,888
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	3,529	3,540
		6,428
MATERIALS - 1.2%
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	1,820	1,822
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	5,000	4,921
PQ Corp. Term Loan, 6.00%, 10/15/22	980	979
Solenis International LP 2nd Lien Term Loan, 7.75%, 07/02/22	3,500	3,223
Stardust Finance Holdings Inc. Junior Lien Term Loan, 10.50%, 03/04/23 (f)	6,400	6,144
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	11,147	10,850
		27,939
TELECOMMUNICATION SERVICES - 0.2%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	5,000	5,001

UTILITIES - 0.5%
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (z)	12,000	11,783
Total Variable Rate Senior Loan Interests (cost $192,105)		189,210

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
GOVERNMENT SECURITIES - 2.0%
U.S. Treasury Securities - 2.0%
U.S. Treasury Bond, 3.00%, 05/15/45	40,400	46,478
Total Government and Agency Obligations (cost $41,761)		46,478

COMMON STOCKS - 5.2%
CONSUMER DISCRETIONARY - 1.9%
AMC Networks Inc. - Class A (c)	120	7,251
DISH Network Corp. - Class A (c)	120	6,288
Home Interior Gift Inc. (c) (f)	429	—
MGM Resorts International (c)	375	8,486
Michaels Cos. Inc. (c)	225	6,399
Party City Holdco Inc. (c) (e)	105	1,461
Sally Beauty Holdings Inc. (c)	240	7,058
ServiceMaster Global Holdings Inc. (c)	190	7,562
		44,505
CONSUMER STAPLES - 0.6%
B&G Foods Inc.	200	9,640
Snyders-Lance Inc.	151	5,106
		14,746
ENERGY - 0.3%
Atlas Resource Partners LP	270	146
Lone Pine Resources Canada Ltd. - Class A (c) (f) (p) (q)	405	—
Lone Pine Resources Inc. - Class A (c) (f) (p) (q)	405	—
MPLX LP	87	2,933
Williams Partners LP	130	4,503
		7,582
FINANCIALS - 0.7%
JPMorgan Chase & Co.	110	6,835
Outfront Media Inc. (e)	151	3,660
Wells Fargo & Co.	100	4,733
		15,228
HEALTH CARE - 0.4%
DaVita HealthCare Partners Inc. (c)	80	6,186
Hologic Inc. (c)	60	2,076
Valeant Pharmaceuticals International Inc. (c) (e)	75	1,510
		9,772
INDUSTRIALS - 0.3%
Builders FirstSource Inc. (c)	350	3,937
Nielsen Holdings Plc	50	2,599
		6,536
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	3,176
New Cotai LLC (c) (f)	—	1,034
		4,210
MATERIALS - 0.8%
Freeport-McMoran Inc. - Class B (e)	270	3,008
Huntsman Corp.	480	6,456
Ingevity Corp. (c)	10	340
LyondellBasell Industries NV - Class A	90	6,733
WestRock Co.	60	2,332
		18,869
Total Common Stocks (cost $118,623)		121,448

PREFERRED STOCKS - 0.9%
ENERGY - 0.5%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18) (e)	388	9,642
Vantage Drilling International (c) (e) (q)	14	1,214
		10,856
FINANCIALS - 0.4%
Federal Home Loan Mortgage Corp., 0.00% (callable at 25 beginning 12/31/17) - Series Z (c) (d) (e) (m)	50	222
Federal National Mortgage Association, 0.00% (callable at 25 beginning 12/31/20) - Series S (c) (d) (m)	519	2,320
State Street Corp., 5.35%, (callable at 100 beginning 03/15/26) (m)	268	7,193
		9,735
Total Preferred Stocks (cost $24,428)		20,591

INVESTMENT COMPANIES - 2.2%
Eaton Vance Senior Floating-Rate Trust	300	3,924
Invesco Senior Income Trust	800	3,344
Kayne Anderson MLP Investment Co.	199	4,053
PIMCO Floating Rate Strategy Fund	400	3,680
SPDR Barclays High Yield Bond ETF (e)	975	34,807
Total Investment Companies (cost $49,663)		49,808

OTHER EQUITY INTERESTS - 0.3%
GenOn Energy Inc. Escrow 9.88%, 10/15/20 (e) (u)	9,813	6,967
Lone Pine Resources Inc. Escrow (c) (f) (p) (q) (u)	3,244	—
Stone Container Finance Co. of Canada II Escrow (c) (f) (u)	1,375	—
Vantage Drilling Co. Escrow (c) (e) (f) (q) (u)	8,119	—
Total Other Equity Interests (cost $11,015)		6,967

SHORT TERM INVESTMENTS - 12.5%
Investment Company - 1.6%
JNL Money Market Fund, 0.26% (a) (h)	36,350	36,350
Securities Lending Collateral - 10.9%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	253,508	253,508
Total Short Term Investments (cost $289,858)		289,858
Total Investments - 108.6% (cost $2,599,378)		2,519,530
Other Assets and Liabilities, Net - (8.6%)		(199,095)
Total Net Assets - 100.0%		$2,320,435

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	20.2%
Financials	11.5
Energy	11.4
Health Care	9.7
Materials	8.5
Industrials	6.3
Telecommunication Services	6.1
Information Technology	4.9
Consumer Staples	3.7
Government Securities	1.8
Utilities	1.7
Non-U.S. Government Agency ABS	0.7
Investment Companies	2.0
Short Term Investments	11.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/PPM America Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.7%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (r)	$2,754	$2,836
4.95%, 01/15/23	1,411	1,534
3.20%, 06/15/28	3,086	3,191
American Express Credit Account Master Trust, 1.43%, 11/15/17	10,000	10,067
American Tower Trust I, 3.07%, 03/15/23 (r)	6,596	6,775
AmeriCredit Automobile Receivables Trust, 1.07%, 03/08/18	5	5
Ascentium Equipment Receivables LLC, 2.26%, 06/10/21 (r)	403	404
Ascentium Equipment Receivables Trust REMIC
1.75%, 11/13/18 (r)	1,004	1,006
1.92%, 12/10/19 (r)	480	481
Aventura Mall Trust REMIC, 3.87%, 12/05/20 (i) (r)	3,810	4,119
BA Credit Card Trust, 0.77%, 01/16/18 (i)	3,911	3,916
Banc of America Commercial Mortgage Trust REMIC, 5.93%, 07/10/17 (i)	538	556
Banc of America Re-REMIC Trust REMIC, 3.49%, 04/16/25 (r)	1,985	2,050
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (i)	468	487
5.69%, 06/11/50 (i)	1,377	1,423
Capital One Multi-Asset Execution Trust, 0.90%, 04/15/19 (i)	5,714	5,724
CarMax Auto Owner Trust
1.24%, 02/15/18	4,605	4,618
0.97%, 04/15/19 (i)	5,800	5,801
Citibank Credit Card Issuance Trust
1.23%, 04/24/17	1,829	1,834
0.87%, 07/24/18 (i)	1,522	1,520
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23 (r)	2,460	2,530
CNH Equipment Trust
1.05%, 05/15/18	2,889	2,888
REMIC, 1.37%, 12/17/18	672	674
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	528	561
4.15%, 04/11/24	1,760	1,861
4.00%, 10/29/24	1,550	1,627
Crown Castle Towers LLC, 4.88%, 08/15/20 (r)	1,450	1,581
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	56	56
Dell Equipment Finance Trust
1.30%, 03/23/20 (r)	1,177	1,177
1.81%, 03/23/20 (r)	967	968
1.36%, 06/22/20 (r)	159	159
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	1	1
4.95%, 05/23/19	133	141
Ford Credit Auto Owner Trust
1.97%, 04/15/20	1,256	1,271
2.21%, 01/15/21	1,009	1,019
Ford Credit Floorplan Master Owner Trust
1.20%, 02/15/17	11,695	11,725
1.40%, 08/15/17	7,370	7,381
GM Financial Automobile Leasing Trust, 1.62%, 09/20/19	2,782	2,803
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	116	117
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.89%, 04/12/17 (i)	1,806	1,846
JPMorgan Mortgage Trust REMIC, 3.00%, 10/25/26 (i) (r)	2,295	2,368
Kubota Credit Owner Trust REMIC, 1.54%, 03/15/19 (r)	1,555	1,563
Mercedes-Benz Master Owner Trust, 1.02%, 05/15/18 (i) (r)	4,219	4,225
Morgan Stanley Capital I Trust REMIC, 6.10%, 07/11/17 (i)	3,389	3,516
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	1,232	1,254
MVW Owner Trust, 2.15%, 04/22/30 (r)	636	631
Nissan Auto Receivables Owner Trust, 1.32%, 01/15/21	2,167	2,182
SBA Tower Trust, 2.90%, 10/15/44 (r)	5,000	5,070
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (r)	234	235
2.38%, 03/20/29 (r)	124	124
Toyota Auto Receivables Owner Trust, 1.30%, 04/15/19	2,169	2,178
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	32	33
Total Non-U.S. Government Agency Asset- Backed Securities (cost $120,885)		122,112

CORPORATE BONDS AND NOTES - 48.6%
CONSUMER DISCRETIONARY - 4.4%
A&E Television Networks LLC, 3.11%, 08/22/19 (f)	1,000	1,024
British Sky Broadcasting Group Plc, 2.63%, 09/16/19 (e) (r)	1,435	1,460
Charter Communications Operating LLC
6.38%, 10/23/35 (r)	2,635	3,122
6.83%, 10/23/55 (r)	3,550	4,224
DISH DBS Corp., 7.75%, 07/01/26 (r)	2,129	2,198
General Motors Co.
5.00%, 04/01/35	3,125	3,114
6.25%, 10/02/43	1,285	1,428
GLP Capital LP, 4.38%, 04/15/21	250	257
Gray Television Inc., 5.88%, 07/15/26 (r)	1,014	1,022
JC Penney Corp. Inc., 5.88%, 07/01/23 (r)	441	444
KB Home, 4.75%, 05/15/19	2,316	2,322
KFC Holding Co.
5.00%, 06/01/24 (r)	594	609
5.25%, 06/01/26 (r)	687	704
Levi Strauss & Co., 5.00%, 05/01/25 (e)	726	730
NAI Entertainment Holdings, 5.00%, 08/01/18 (r)	228	231
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,589	1,639
Newell Rubbermaid Inc.
3.85%, 04/01/23 (e) (l)	1,456	1,545
4.20%, 04/01/26 (l)	598	649
5.38%, 04/01/36 (l)	1,270	1,469
5.50%, 04/01/46 (l)	1,317	1,568
Numericable Group SA, 5.38%, 05/15/22 (r), EUR	750	844
Numericable-SFR SA, 7.38%, 05/01/26 (r)	2,087	2,064
NVR Inc., 3.95%, 09/15/22	4,573	4,847
Schaeffler Holding Finance BV
3.25%, 05/15/19 (r), EUR	1,296	1,456
5.75%, 11/15/21 (r), EUR	604	717
Scientific Games International Inc., 7.00%, 01/01/22 (r)	1,022	1,027

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (r)	720	713
SES SA, 5.30%, 04/04/43 (r)	464	446
Tenneco Inc.
5.38%, 12/15/24	520	539
5.00%, 07/15/26	3,460	3,510
		45,922
CONSUMER STAPLES - 2.6%
Bunge Ltd. Finance Co., 8.50%, 06/15/19 (l)	100	117
CVS Health Corp., 5.00%, 12/01/24	174	204
HJ Heinz Co.
3.95%, 07/15/25 (e) (r)	1,856	2,019
5.00%, 07/15/35 (r)	1,605	1,842
5.20%, 07/15/45 (r)	1,841	2,182
JBS Investments GmbH, 7.25%, 04/03/24 (r)	1,276	1,314
Kraft Heinz Foods Co., 4.38%, 06/01/46 (r)	4,895	5,180
Mars Inc.
2.19%, 10/11/17 (f)	2,850	2,880
3.74%, 10/11/27 (f)	1,200	1,340
Reynolds American Inc.
4.45%, 06/12/25	2,066	2,308
5.70%, 08/15/35	975	1,187
7.00%, 08/04/41	812	1,024
Tyson Foods Inc.
4.88%, 08/15/34	860	960
5.15%, 08/15/44	549	633
US Foods Inc., 5.88%, 06/15/24 (r)	2,069	2,121
Walgreens Boots Alliance Inc., 2.60%, 06/01/21	1,929	1,961
		27,272
ENERGY - 5.9%
California Resources Corp., 8.00%, 12/15/22 (r)	1,235	877
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (r)	5,261	5,906
Chesapeake Energy Corp., 8.00%, 12/15/22 (e) (r)	910	775
Chevron Corp.
2.10%, 05/16/21 (e)	4,500	4,589
2.95%, 05/16/26	3,845	3,970
CITGO Holding Inc., 10.75%, 02/15/20 (r)	2,694	2,707
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	768
4.50%, 06/01/25	746	802
5.80%, 06/01/45	933	1,077
Concho Resources Inc., 5.50%, 04/01/23 (e)	1,214	1,217
Continental Resources Inc., 4.50%, 04/15/23	876	817
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	2,485	1,789
Denbury Resources Inc., 9.00%, 05/15/21 (e) (r)	500	500
Devon Energy Corp., 5.85%, 12/15/25 (e)	2,043	2,255
Energy Transfer Partners LP
4.90%, 03/15/35	1,950	1,724
5.15%, 03/15/45	989	899
6.13%, 12/15/45	2,000	2,075
EnLink Midstream Partners LP, 4.15%, 06/01/25	1,666	1,536
Enterprise Products Operating LLC
3.75%, 02/15/25	1,837	1,917
3.70%, 02/15/26	1,188	1,244
4.95%, 10/15/54	937	948
Petrobras Global Finance BV, 4.38%, 05/20/23 (e)	1,386	1,126
Petroleos Mexicanos, 2.29%, 02/15/24	2,609	2,681
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,195
5.00%, 10/01/22	1,080	1,108
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (r)	4,055	4,050
Shell International Finance BV, 4.00%, 05/10/46 (e)	3,685	3,761
SM Energy Co., 6.13%, 11/15/22 (e)	1,856	1,705
Spectra Energy Partners LP
3.50%, 03/15/25 (e)	1,116	1,142
4.50%, 03/15/45	2,092	2,128
Tesoro Logistics LP
6.13%, 10/15/21	224	232
6.38%, 05/01/24 (e)	539	565
Transocean Inc.
3.00%, 10/15/17 (l)	500	504
5.05%, 10/15/22 (l)	500	354
		60,943
FINANCIALS - 20.4%
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	152	153
4.63%, 10/30/20	1,750	1,814
4.50%, 05/15/21	288	295
3.95%, 02/01/22 (e)	2,167	2,167
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (r)	1,696	2,208
Ally Financial Inc., 5.75%, 11/20/25 (e)	4,750	4,762
American Express Credit Corp., 2.25%, 05/05/21	3,250	3,309
American Tower Corp.
3.30%, 02/15/21	1,916	1,999
3.38%, 10/15/26 (e)	1,789	1,799
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,370	3,607
4.70%, 02/01/36	2,756	3,101
4.90%, 02/01/46	4,990	5,845
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,683	1,709
6.30% (callable at 100 beginning 03/10/26) (m)	3,174	3,361
6.50% (callable at 100 beginning 10/23/24) (e) (m)	1,567	1,669
3.30%, 01/11/23	3,428	3,529
4.20%, 08/26/24	2,057	2,127
3.95%, 04/21/25	1,067	1,085
Barclays Bank Plc
7.63%, 11/21/22	679	731
7.75%, 04/10/23 (i)	809	835
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (m) (v)	5,100	4,985
3.65%, 03/16/25	650	625
4.38%, 01/12/26	3,291	3,323
BMW US Capital LLC, 2.00%, 04/11/21 (e) (r)	6,683	6,770
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/30/21) (m) (r)	3,443	3,443
Capital One Bank USA NA, 2.40%, 09/05/19 (q)	1,768	1,797
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	1,171	1,136
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (e) (m)	655	645
6.13% (callable at 100 beginning 11/15/20) (e) (m)	1,629	1,653
6.25% (callable at 100 beginning 08/15/26) (e) (m)	3,542	3,648
4.05%, 07/30/22	1,325	1,401
CME Group Inc., 3.00%, 03/15/25	2,750	2,874

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (m) (r)	3,182	3,160
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	4,048	4,068
6.50%, 08/08/23 (r)	6,386	6,677
3.63%, 09/09/24	1,000	1,033
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	660	621
Diamond 1 Finance Corp.
5.88%, 06/15/21 (e) (r)	1,053	1,079
5.45%, 06/15/23 (r)	2,682	2,781
7.13%, 06/15/24 (e) (r)	771	806
6.02%, 06/15/26 (r)	3,733	3,873
8.35%, 07/15/46 (r)	1,907	2,055
Discover Financial Services, 3.95%, 11/06/24	1,460	1,497
Five Corners Funding Trust, 4.42%, 11/15/23 (r)	5,136	5,545
GE Capital International Funding Co., 3.37%, 11/15/25 (r)	1,260	1,376
General Electric Capital Corp., 3.10%, 01/09/23	792	846
General Motors Financial Co. Inc., 4.20%, 03/01/21	1,576	1,649
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	2,751	2,721
4.25%, 10/21/25	2,071	2,143
6.75%, 10/01/37	1,500	1,851
5.15%, 05/22/45	2,631	2,742
Hospitality Properties Trust, 4.50%, 03/15/25	2,688	2,703
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (e) (m) (v)	7,640	7,602
Icahn Enterprises LP, 4.88%, 03/15/19	2,518	2,468
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,304
8.63%, 01/15/22	750	913
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (r)	3,775	3,469
Invesco Finance Plc, 3.13%, 11/30/22	1,778	1,856
Janus Capital Group Inc., 4.88%, 08/01/25	1,723	1,864
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	5,250	5,230
Legg Mason Inc., 2.70%, 07/15/19	1,883	1,927
Liberty Mutual Group Inc.
4.25%, 06/15/23 (r)	204	217
4.85%, 08/01/44 (r)	664	680
Lloyds Banking Group Plc, 3.10%, 07/06/21	2,839	2,844
Morgan Stanley
2.38%, 07/23/19	3,946	4,011
4.88%, 11/01/22	4,381	4,798
4.10%, 05/22/23	3,360	3,494
3.88%, 04/29/24	5,121	5,484
4.00%, 07/23/25	1,223	1,310
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	2,121	2,079
Prologis International Funding II, 4.88%, 02/15/20 (r)	2,222	2,405
Prudential Financial Inc., 5.87%, 09/15/42 (e) (i)	1,002	1,083
Reynolds Group Issuer Inc., 4.14%, 07/15/21 (i) (r)	3,926	3,936
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (e) (m) (v)	4,123	3,793
8.00% (callable at 100 beginning 08/10/25) (m) (v)	1,056	985
6.13%, 12/15/22	1,880	1,972
6.10%, 06/10/23	969	991
6.00%, 12/19/23	737	749
5.13%, 05/28/24	2,884	2,813
Santander UK Plc, 5.00%, 11/07/23 (r)	1,152	1,183
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f)	2,485	2,582
3.18%, 11/15/22 (f)	2,485	2,599
Stena AB, 7.00%, 02/01/24 (e) (r)	1,132	891
US Bancorp, 3.10%, 04/27/26	1,378	1,434
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (m)	2,149	2,291
4.48%, 01/16/24 (e)	355	389
4.30%, 07/22/27	1,004	1,084
4.90%, 11/17/45	579	634
		211,995
HEALTH CARE - 3.5%
AbbVie Inc.
2.90%, 11/06/22	1,631	1,663
3.20%, 05/14/26	1,952	1,974
4.70%, 05/14/45	613	649
Actavis Funding SCS
3.85%, 06/15/24	1,319	1,378
4.75%, 03/15/45 (e)	2,243	2,349
Aetna Inc., 2.40%, 06/15/21	3,250	3,321
Centene Corp., 4.75%, 05/15/22	1,876	1,914
Centene Escrow Corp., 6.13%, 02/15/24 (r)	1,336	1,420
Express Scripts Holding Co., 4.80%, 07/15/46	2,241	2,240
Forest Laboratories Inc., 5.00%, 12/15/21 (r)	1,268	1,419
Gilead Sciences Inc., 4.80%, 04/01/44	1,302	1,471
HCA Inc.
3.75%, 03/15/19	3,169	3,280
4.25%, 10/15/19	2,064	2,152
Mayo Clinic Rochester, 3.77%, 11/15/43	600	623
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	997	1,252
Mylan NV, 3.15%, 06/15/21 (r)	2,299	2,335
Perrigo Finance Plc, 4.90%, 12/15/44	1,143	1,128
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	484	501
4.38%, 03/15/26	690	719
Tenet Healthcare Corp.
4.15%, 06/15/20 (i)	653	645
6.75%, 06/15/23	702	672
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (e) (r)	2,274	1,836
6.13%, 04/15/25 (r)	514	412
WellCare Health Plans Inc., 5.75%, 11/15/20	1,603	1,655
		37,008
INDUSTRIALS - 3.1%
Aircastle Ltd.
4.63%, 12/15/18	1,270	1,308
5.00%, 04/01/23	519	527
Bombardier Inc.
5.50%, 09/15/18 (e) (r)	829	821
4.75%, 04/15/19 (r)	2,502	2,389
7.50%, 03/15/25 (e) (r)	1,370	1,185
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (r)	1,583	1,575
Fortive Corp., 2.35%, 06/15/21 (r)	2,611	2,650
General Electric Co.
5.00% (callable at 100 beginning 01/21/21) (m)	11,616	12,342
3.50%, 10/02/18	4,600	4,736
International Lease Finance Corp.
6.75%, 09/01/16 (r)	1,100	1,105
7.13%, 09/01/18 (r)	1,000	1,098

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Masco Corp., 3.50%, 04/01/21	2,403	2,452
		32,188
INFORMATION TECHNOLOGY - 2.2%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	2,492	2,532
CDK Global Inc., 3.30%, 10/15/19	1,382	1,385
Micron Technology Inc., 7.50%, 09/15/23 (r)	1,004	1,073
NXP BV
4.13%, 06/01/21 (r)	1,425	1,446
4.63%, 06/01/23 (r)	429	437
Oracle Corp.
2.40%, 09/15/23	3,750	3,768
3.85%, 07/15/36	4,300	4,314
Visa Inc.
2.80%, 12/14/22 (e)	1,785	1,883
4.15%, 12/14/35	253	286
4.30%, 12/14/45	2,761	3,186
Western Digital Corp., 7.38%, 04/01/23 (r)	2,455	2,615
		22,925
MATERIALS - 2.1%
Anglo American Capital Plc, 2.63%, 09/27/17 (e) (r)	2,750	2,736
Anglo American Plc, 3.63%, 05/14/20 (e) (r)	1,695	1,629
Ardagh Packaging Finance Plc
3.65%, 12/15/19 (i) (r)	1,200	1,204
4.63%, 05/15/23 (r)	2,738	2,697
Barrick Gold Corp., 4.10%, 05/01/23 (e)	450	476
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	548	606
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (e)	484	423
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	5,321	4,656
5.40%, 11/14/34	5,148	4,093
Methanex Corp., 5.65%, 12/01/44	1,569	1,303
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,758	1,424
Samarco Mineracao SA
4.13%, 11/01/22 (r)	345	134
5.38%, 09/26/24 (r)	340	131
		21,512
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc., 4.50%, 05/15/35	752	768
Frontier Communications Corp., 10.50%, 09/15/22	1,007	1,065
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	774	726
Verizon Communications Inc.
4.27%, 01/15/36	2,592	2,650
4.86%, 08/21/46	2,052	2,241
5.01%, 08/21/54	2,973	3,157
4.67%, 03/15/55	2,618	2,645
		13,252
UTILITIES - 3.1%
Atlantic City Electric Co., 3.38%, 09/01/24	3,386	3,518
Dynegy Inc., 6.75%, 11/01/19	1,010	1,013
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (m) (r)	1,205	1,148
Enel SpA, 8.75%, 09/24/73 (p) (q)	1,872	2,132
Exelon Corp.
3.95%, 06/15/25	1,709	1,828
5.10%, 06/15/45	1,831	2,105
FirstEnergy Corp.
4.25%, 03/15/23 (l)	883	911
7.38%, 11/15/31	1,575	1,956
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (r)	1,680	1,832
Oglethorpe Power Corp., 4.55%, 06/01/44	1,009	1,068
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,500
4.10%, 06/01/22	1,679	1,861
2.95%, 04/01/25	4,550	4,737
Southern Co.
3.25%, 07/01/26	2,000	2,079
4.40%, 07/01/46	2,000	2,151
Talen Energy Corp., 6.50%, 06/01/25	761	632
Wisconsin Energy Corp., 3.55%, 06/15/25	920	988
		32,459
Total Corporate Bonds and Notes (cost $489,106)		505,476

VARIABLE RATE SENIOR LOAN INTERESTS - 3.3% (i)
CONSUMER DISCRETIONARY - 0.4%
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	$963	960
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	578	578
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	1,121	1,111
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	746	747
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	836	831
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	—	—
		4,227
CONSUMER STAPLES - 0.3%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	1,798	1,798
NBTY INC. Term Loan B, 5.00%, 05/05/23	480	476
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75%, 01/15/23	891	894
		3,168
ENERGY - 0.3%
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	2,117	2,130
EFS Cogen Holdings I LLC Term Loan B, 3.75%, 06/30/23 (f)	420	421
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	714	613
		3,164
FINANCIALS - 0.1%
EP Energy LLC Term Loan B-3, 3.50%, 05/24/18	1,250	1,089
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	—	—
		1,089
HEALTH CARE - 0.2%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	348	344
Valeant Pharmaceuticals International Inc. Term Loan B, 5.00%, 03/13/22	1,979	1,924
		2,268

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 0.3%
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	3,100	3,085

MATERIALS - 0.5%
Arch Coal Inc. Term Loan B, 0.00%, 05/14/18 (c) (d) (q)	954	438
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	3,799	3,628
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	1,220	1,222
		5,288
TELECOMMUNICATION SERVICES - 0.4%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	2,750	2,751
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	935	937
		3,688
UTILITIES - 0.8%
Dynegy Inc. Incremental Term Loan C, 0.00% 06/15/23 (z)	7,500	7,364
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 11/07/16	1,270	1,265
		8,629
Total Variable Rate Senior Loan Interests (cost $34,970)		34,606

GOVERNMENT AND AGENCY OBLIGATIONS - 33.3%
GOVERNMENT SECURITIES - 15.0%
Municipals - 0.2%
Port Authority of New York & New Jersey, 4.46%, 10/01/62	1,490	1,699
U.S. Treasury Securities - 14.8%
U.S. Treasury Bond
3.75%, 08/15/41	8,448	11,032
3.13%, 11/15/41	8,720	10,307
2.50%, 02/15/45	2,350	2,449
U.S. Treasury Note
1.63%, 04/30/19 - 05/31/23	32,472	33,260
1.50%, 05/31/19 - 05/31/20	10,068	10,299
1.38%, 02/29/20 - 04/30/20	16,710	17,028
2.00%, 11/15/21 - 02/15/22	16,142	16,913
1.75%, 05/15/22	14,835	15,333
2.75%, 02/15/24	21,579	23,826
2.50%, 05/15/24	9,050	9,833
2.25%, 11/15/25	4,000	4,270
		154,550
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.3%
Federal Home Loan Mortgage Corp. - 3.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30 - 07/01/45	13,803	14,394
5.00%, 02/01/38 - 11/01/41	3,765	4,164
4.00%, 05/01/39 - 02/01/46	10,565	11,348
4.50%, 03/01/42 - 10/01/43	5,326	5,843
3.50%, 04/01/42 - 06/01/42	4,765	5,064
		40,813
Federal National Mortgage Association - 9.7%
Federal National Mortgage Association
2.50%, 01/01/28 - 05/01/28	1,651	1,723
3.00%, 05/01/30 - 05/01/43	16,386	17,098
2.50%, 08/15/31, TBA (g)	7,743	7,999
5.50%, 03/01/35 - 08/01/38	2,180	2,473
5.00%, 06/01/35 - 05/01/42	3,980	4,434
4.50%, 08/01/40 - 08/01/44	9,838	10,764
3.50%, 01/01/42 - 01/01/46	21,137	22,355
4.00%, 03/01/42 - 12/01/45	19,252	20,690
3.08%, 04/01/45 (i)	2,731	2,854
4.00%, 07/15/46, TBA (g)	4,893	5,245
4.50%, 07/15/46, TBA (g)	687	750
3.00%, 08/15/46, TBA (g)	3,919	4,059
		100,444
Government National Mortgage Association - 4.7%
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/43	1,560	1,725
3.50%, 08/20/42 - 06/20/43	9,934	10,585
2.50%, 05/20/43 (i)	1,380	1,423
3.00%, 05/20/43 - 07/20/45	14,276	14,942
4.50%, 08/20/45	1,723	1,850
3.00%, 08/15/46, TBA (g)	4,174	4,354
3.50%, 08/15/46, TBA (g)	9,111	9,656
Government National Mortgage Association , 4.00%, 05/20/44	3,748	4,066
		48,601
Total Government and Agency Obligations (cost $333,621)		346,107

PREFERRED STOCKS - 0.4%
ENERGY - 0.1%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18) (e)	48	1,193

FINANCIALS - 0.3%
State Street Corp., 5.35%, (callable at 100 beginning 03/15/26) (m)	107	2,872
Total Preferred Stocks (cost $3,894)		4,065

SHORT TERM INVESTMENTS - 9.0%
Investment Company - 5.7%
JNL Money Market Fund, 0.26% (a) (h)	59,007	59,007
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	34,336	34,336
Total Short Term Investments (cost $93,343)		93,343
Total Investments - 106.3% (cost $1,075,819)		1,105,709
Other Assets and Liabilities, Net - (6.3%)		(65,307)
Total Net Assets - 100.0%		$1,040,402

Portfolio Composition:	Percentage of Total Investments
Financials	19.5%
U.S. Government Agency MBS	17.2
Government Securities	14.1
Non-U.S. Government Agency ABS	11.1
Energy	5.9
Consumer Discretionary	4.5
Utilities	3.7
Health Care	3.6
Industrials	3.2
Consumer Staples	2.8
Materials	2.4
Information Technology	2.1
Telecommunication Services	1.5
Short Term Investments	8.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/S&P International 5 Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
AUSTRALIA - 7.1%
ASX Ltd.	17	$575
Aurizon Holdings Ltd.	195	707
BHP Billiton Ltd.	49	685
CSL Ltd.	7	631
Harvey Norman Holdings Ltd.	79	274
Lend Lease Corp. Ltd.	60	565
Medibank Private Ltd.	306	678
Rio Tinto Ltd.	19	663
Scentre Group	176	652
Stockland	184	653
Tatts Group Ltd.	179	514
Telstra Corp. Ltd.	145	608
Wesfarmers Ltd.	19	573
Woodside Petroleum Ltd.	30	600
Woolworths Ltd.	35	545
		8,923
BELGIUM - 0.4%
Groupe Bruxelles Lambert SA	6	484

CANADA - 9.4%
Alimentation Couche-Tard Inc. (e)	20	850
Barrick Gold Corp.	67	1,430
Blackberry Ltd. (c)	59	397
CGI Group Inc. (c)	13	568
Great-West Lifeco Inc.	17	448
H&R REIT	23	396
Intact Financial Corp.	7	486
Kinross Gold Corp. (c)	194	954
Linamar Corp.	7	260
Loblaw Cos. Ltd.	11	588
Manulife Financial Corp.	69	937
Power Financial Corp.	13	305
Rogers Communications Inc.	25	992
Sun Life Financial Inc.	30	986
Teck Resources Ltd. (e)	159	2,091
		11,688
DENMARK - 0.8%
Danske Bank A/S	36	958

FINLAND - 2.6%
Fortum Oyj	75	1,209
Kone Oyj - Class B	22	1,024
Nokian Renkaat Oyj	28	988
		3,221
FRANCE - 9.0%
AXA SA	45	889
BNP Paribas SA	21	943
Bureau Veritas SA	34	704
Klepierre	24	1,054
Orange SA	58	939
Publicis Groupe SA	16	1,082
Renault SA	11	833
Sanofi SA	12	1,029
Societe Generale SA	29	892
Suez Environment Co.	52	810
Unibail-Rodamco SE	4	1,038
Vinci SA	14	1,016
		11,229
GERMANY - 3.0%
Allianz SE	7	945
Evonik Industries AG	15	446
Hannover Rueck SE	4	455
Muenchener Rueckversicherungs AG	5	845
Siemens AG	11	1,085
		3,776
HONG KONG - 3.1%
BOC Hong Kong Holdings Ltd. (e)	214	643
Hang Lung Properties Ltd.	319	645
Link REIT	100	681
New World Development Ltd.	616	627
Swire Pacific Ltd.	52	582
Wharf Holdings Ltd.	109	665
		3,843
ISRAEL - 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	312	619
Israel Discount Bank Ltd. (c)	106	183
		802
ITALY - 4.4%
Assicurazioni Generali SpA	72	843
CNH Industrial NV	153	1,110
Enel SpA	248	1,103
Snam Rete Gas SpA	183	1,097
Tenaris SA	93	1,345
		5,498
JAPAN - 23.2%
Aozora Bank Ltd.	253	878
Asahi Glass Co. Ltd. (e)	150	814
Asahi Kasei Corp.	129	898
Bridgestone Corp. (e)	23	742
Canon Inc. (e)	29	822
Denso Corp.	22	771
Ebara Corp.	95	523
Fukuoka Financial Group Inc.	234	772
Hachijuni Bank Ltd.	80	348
Hino Motors Ltd.	73	728
Honda Motor Co. Ltd.	33	815
ITOCHU Corp.	68	829
JFE Holdings Inc.	66	866
Kawasaki Heavy Industries Ltd.	307	866
Komatsu Ltd.	54	929
Marubeni Corp.	162	732
Mitsubishi Corp.	50	886
Mitsubishi Heavy Industries Ltd.	230	925
Mitsubishi Materials Corp.	195	467
Mitsubishi UFJ Financial Group Inc.	193	864
Mitsui & Co. Ltd.	70	834
Mizuho Financial Group Inc. (e)	561	807
Nippon Steel Corp.	46	896
Nippon Yusen KK	393	691
Nishi-Nippon City Bank Ltd.	201	353
Nissan Motor Co. Ltd.	97	861
NSK Ltd.	61	444
ORIX Corp.	62	805
Resona Holdings Inc.	237	865
Ricoh Co. Ltd.	72	625
Rohm Co. Ltd.	17	659
SBI Holdings Inc.	59	592
Seiko Epson Corp.	45	725
Sojitz Corp.	420	995
Sumitomo Mitsui Financial Group Inc. (e)	30	852
Sumitomo Mitsui Trust Holdings Inc.	284	924
Sumitomo Rubber Industries Inc. (e)	37	498
Toyota Motor Corp.	16	784
Yokohama Rubber Co. Ltd.	22	280
		28,965

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
LUXEMBOURG - 0.3%
SES SA - FDR	17	364

NETHERLANDS - 3.0%
Aegon NV	198	784
ING Groep NV - CVA	85	874
Koninklijke Ahold NV	45	1,002
Unilever NV - CVA	23	1,080
		3,740
NEW ZEALAND - 0.4%
Spark New Zealand Ltd.	215	547

NORWAY - 0.9%
Telenor ASA	67	1,107

PORTUGAL - 1.4%
Energias de Portugal SA	290	888
Galp Energia SGPS SA	61	849
		1,737
SINGAPORE - 2.2%
CapitaMall Trust	363	577
Genting International Plc	939	509
Hutchison Port Holdings Trust	565	259
Singapore Exchange Ltd.	100	569
Singapore Post Ltd.	244	267
United Overseas Bank Ltd.	45	624
		2,805
SOUTH KOREA - 2.5%
Mando Corp.	2	384
Samsung Electro-Mechanics Co. Ltd.	11	503
Samsung Fire & Marine Insurance Co. Ltd.	2	481
Samsung Securities Co. Ltd.	16	504
SK Hynix Inc.	22	634
SK Telecom Co. Ltd.	3	570
		3,076
SPAIN - 1.7%
Ferrovial SA	53	1,033
Gas Natural SDG SA	56	1,122
		2,155
SWEDEN - 5.5%
Alfa Laval AB	64	1,006
Atlas Copco AB - Class A	44	1,144
Atlas Copco AB - Class B	32	759
Nordea Bank AB	100	848
Sandvik AB	109	1,096
Swedish Match AB	28	974
Telia Co. AB	216	1,022
		6,849
SWITZERLAND - 3.0%
ABB Ltd.	56	1,111
Credit Suisse Group AG	72	770
Swiss Re AG	11	978
UBS Group AG	65	844
		3,703
UNITED KINGDOM - 14.4%
Aviva Plc	165	870
Barratt Developments Plc	82	446
Berkeley Group Holdings Plc	22	728
Capita Group Plc	63	810
Carnival Plc	20	901
Centrica Plc	342	1,033
Direct Line Insurance Group Plc	125	579
Experian Plc	61	1,157
GKN Plc	177	640
HSBC Holdings Plc	154	957
Imperial Brands Plc	19	1,035
ITV Plc	288	691
Marks & Spencer Group Plc	153	657
Mondi Plc	51	946
Next Plc	11	709
Persimmon Plc	33	631
Petrofac Ltd.	55	570
Royal Mail Plc	71	477
Schroders Plc	12	392
Severn Trent Plc	15	493
Sky Plc	70	791
St. James’s Place Plc	37	394
Unilever Plc	23	1,113
WPP Plc	47	990
		18,010
UNITED STATES OF AMERICA - 0.6%
Flextronics International Ltd. (c)	51	604
Taro Pharmaceutical Industries Ltd. (c) (e)	1	183
		787
Total Common Stocks (cost $130,298)		124,267

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (a) (h)	123	123

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	6,488	6,488

Total Short Term Investments (cost $6,611)		6,611

Total Investments - 104.8% (cost $136,909)		130,878
Other Assets and Liabilities, Net - (4.8%)		(5,970)
Total Net Assets - 100.0%		$124,908

Portfolio Composition:	Percentage of Total Investments
Financials	29.9%
Industrials	19.1
Consumer Discretionary	13.7
Materials	7.9
Utilities	5.9
Consumer Staples	5.3
Telecommunication Services	4.9
Information Technology	4.2
Energy	2.6
Health Care	1.4
Short Term Investments	5.1
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 16.9%
ARAMARK Corp.	686	$22,926
AutoZone Inc. (c)	76	60,332
BorgWarner Inc. (e)	606	17,889
Burlington Stores Inc. (c)	41	2,705
Carmax Inc. (c) (e)	1,184	58,052
Choice Hotels International Inc. (e)	457	21,762
Coach Inc.	495	20,166
Dollar General Corp.	609	57,246
Ferrari NV	233	9,537

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HanesBrands Inc.	1,302	32,719
Harley-Davidson Inc. (e)	152	6,886
Harman International Industries Inc.	431	30,919
L Brands Inc.	342	22,958
Marriott International Inc. - Class A (e)	685	45,525
MGM Resorts International (c)	790	17,878
Michaels Cos. Inc. (c)	989	28,127
Norwegian Cruise Line Holdings Ltd. (c)	1,235	49,219
O’Reilly Automotive Inc. (c)	183	49,611
PVH Corp.	183	17,244
Royal Caribbean Cruises Ltd.	319	21,421
ServiceMaster Global Holdings Inc. (c)	266	10,587
Tesla Motors Inc. (c) (e)	57	12,100
TripAdvisor Inc. (c)	229	14,725
		630,534
CONSUMER STAPLES - 2.2%
Sprouts Farmers Market Inc. (c) (e)	837	19,167
TreeHouse Foods Inc. (c)	230	23,609
WhiteWave Foods Co. - Class A (c)	685	32,154
Whole Foods Market Inc. (e)	228	7,301
		82,231
ENERGY - 2.1%
Cabot Oil & Gas Corp. (e)	304	7,825
Cimarex Energy Co.	60	7,159
Concho Resources Inc. (c)	76	9,065
EQT Corp.	650	50,329
Pioneer Natural Resources Co. (e)	15	2,268
		76,646
FINANCIALS - 10.4%
CBOE Holdings Inc.	608	40,505
E*TRADE Financial Corp. (c)	614	14,423
FactSet Research Systems Inc.	92	14,851
FNF Group	1,599	59,963
Intercontinental Exchange Inc.	168	43,001
Jones Lang LaSalle Inc.	228	22,219
MSCI Inc. - Class A	457	35,244
Oaktree Capital Group LLC - Class A	166	7,430
Progressive Corp.	1,184	39,664
TD Ameritrade Holding Corp. (e)	1,188	33,828
WeWork Co. (c) (f) (p) (q)	89	3,361
Willis Towers Watson Plc	595	73,964
		388,453
HEALTH CARE - 18.4%
Acadia HealthCare Co. Inc. (c) (e)	304	16,842
Agilent Technologies Inc.	1,068	47,376
Alkermes Plc (c)	835	36,089
Alnylam Pharmaceuticals Inc. (c)	190	10,543
Bruker Corp.	1,434	32,609
Catalent Inc. (c)	990	22,760
Cooper Cos. Inc.	282	48,383
DENTSPLY SIRONA Inc.	763	47,336
Envision Healthcare Holdings Inc. (c)	457	11,594
Henry Schein Inc. (c)	290	51,272
Hologic Inc. (c)	1,462	50,571
Idexx Laboratories Inc. (c)	189	17,551
Illumina Inc. (c)	91	12,775
IMS Health Holdings Inc. (c)	717	18,183
Incyte Corp. (c)	230	18,395
Intuitive Surgical Inc. (c)	69	45,637
MEDNAX Inc. (c)	611	44,255
Mettler-Toledo International Inc. (c) (e)	34	12,407
Teleflex Inc. (e)	381	67,555
Universal Health Services Inc. - Class B (e)	153	20,517
Veeva Systems Inc. - Class A (c)	463	15,798
Vertex Pharmaceuticals Inc. (c)	191	16,430
West Pharmaceutical Services Inc.	242	18,363
		683,241
INDUSTRIALS - 19.6%
Acuity Brands Inc. (e)	129	31,987
Allegion Plc	582	40,408
AMETEK Inc.	693	32,037
Colfax Corp. (c) (e)	491	13,003
DigitalGlobe Inc. (c)	849	18,158
Equifax Inc.	458	58,807
IDEX Corp.	643	52,790
IHS Inc. - Class A (c)	380	43,932
JB Hunt Transport Services Inc.	343	27,759
Kansas City Southern	457	41,171
KAR Auction Services Inc.	579	24,167
Manpower Inc.	228	14,670
Middleby Corp. (c) (e)	136	15,674
Old Dominion Freight Line Inc. (c)	308	18,575
Rexnord Corp. (c)	66	1,296
Rockwell Collins Inc.	228	19,412
Roper Industries Inc.	304	51,850
Sensata Technologies Holding NV (c)	1,065	37,158
Textron Inc.	1,606	58,715
TransUnion LLC (c)	235	7,858
Verisk Analytics Inc. - Class A (c)	535	43,378
WABCO Holdings Inc. (c)	115	10,531
Waste Connections Inc.	571	41,141
Xylem Inc.	569	25,406
		729,883
INFORMATION TECHNOLOGY - 18.1%
Akamai Technologies Inc. (c)	304	17,003
Atlassian Corp. Plc - Class A (c)	601	15,566
Cognex Corp.	242	10,430
CoreLogic Inc. (c)	759	29,206
Dropbox Inc. (c) (f) (p) (q)	42	505
FEI Co.	243	25,972
Fidelity National Information Services Inc.	341	25,125
Fiserv Inc. (c)	875	95,139
Gartner Inc. - Class A (c)	228	22,209
Global Payments Inc. (e)	611	43,613
Guidewire Software Inc. (c)	52	3,212
Harris Corp.	460	38,382
Keysight Technologies Inc. (c)	1,185	34,472
Match Group Inc. (c) (e)	415	6,256
Microchip Technology Inc. (e)	1,015	51,521
Mobileye NV (c) (e)	381	17,579
NetSuite Inc. (c) (e)	113	8,226
NXP Semiconductors NV (c)	205	16,060
Palo Alto Networks Inc. (c)	38	4,660
Red Hat Inc. (c)	574	41,672
ServiceNow Inc. (c)	114	7,570
SS&C Technologies Holdings Inc.	608	17,073
Tableau Software Inc. - Class A (c)	152	7,436
Vantiv Inc. - Class A (c)	764	43,242
VeriSign Inc. (c) (e)	688	59,484
Xilinx Inc.	382	17,622
Zillow Group Inc. - Class A (c) (e)	152	5,571
Zillow Group Inc. - Class C (c) (e)	227	8,236
		673,042
MATERIALS - 5.0%
Air Products & Chemicals Inc.	266	37,782
Ashland Inc.	179	20,544
Ball Corp. (e)	535	38,675
Franco-Nevada Corp. (e)	381	28,979
Martin Marietta Materials Inc. (e)	152	29,184

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
RPM International Inc.	607	30,320
		185,484
TELECOMMUNICATION SERVICES - 1.5%
T-Mobile US Inc. (c)	1,292	55,905

Total Common Stocks (cost $2,778,341)		3,505,419

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (p) (q)	719	—

FINANCIALS - 0.3%
WeWork Co. - Series D-1 (c) (f) (p) (q)	156	5,858
WeWork Co. - Series D-2 (c) (f) (p) (q)	122	4,603
		10,461
INFORMATION TECHNOLOGY - 0.1%
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	258	3,080
Dropbox Inc. - Series A (c) (f) (p) (q) (v)	53	627
		3,707
Total Preferred Stocks (cost $11,502)		14,168

SHORT TERM INVESTMENTS - 11.8%
Investment Companies - 5.7%
JNL Money Market Fund, 0.26% (a) (h)	4,671	4,671
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	205,174	205,174
		209,845
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	227,483	227,483

Total Short Term Investments (cost $437,328)		437,328

Total Investments - 106.4% (cost $3,227,171)		3,956,915
Other Assets and Liabilities, Net - (6.4%)		(236,270)
Total Net Assets - 100.0%		$3,720,645

Portfolio Composition:	Percentage of Total Investments
Industrials	18.4%
Health Care	17.3
Information Technology	17.1
Consumer Discretionary	15.9
Financials	10.1
Materials	4.7
Consumer Staples	2.1
Energy	1.9
Telecommunication Services	1.4
Short Term Investments	11.1
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 31.2%
Ally Auto Receivables Trust, 3.15%, 08/15/16 (r)	$960	$993
Ally Master Owner Trust
1.29%, 01/15/17	2,065	2,066
1.63%, 05/15/18	8,755	8,781
American Express Credit Account Master Trust, 1.26%, 06/15/17	2,775	2,786
AmeriCredit Automobile Receivables Trust
1.52%, 03/15/17	915	916
0.96%, 04/09/18	8	8
1.19%, 05/08/18	634	634
1.60%, 07/08/19	2,305	2,309
1.26%, 11/08/19	5,560	5,562
1.27%, 01/08/20	2,945	2,948
1.70%, 07/08/20	1,695	1,706
1.81%, 10/08/20	580	585
ARI Fleet Lease Trust
0.81%, 12/15/16 (r)	823	822
1.11%, 11/15/18 (r)	2,654	2,654
1.67%, 09/15/23 (r)	3,780	3,783
1.82%, 07/15/24 (r)	4,540	4,548
Ascentium Equipment Receivables LLC
1.15%, 07/10/17 (r)	354	354
1.93%, 03/11/19 (r)	9,455	9,482
Ascentium Equipment Receivables Trust REMIC, 1.75%, 11/13/18 (r)	580	581
BAMLL Commercial Mortgage Securities Trust REMIC, 2.81%, 06/15/18 (i) (r)	3,470	3,530
Banc of America Commercial Mortgage Trust REMIC, 5.45%, 09/10/16	190	191
Bank of America Corp. REMIC, 6.00%, 08/10/17 (i)	160	167
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 09/12/16	981	984
5.20%, 12/11/38	3,833	3,856
BMW Vehicle Lease Trust, 1.51%, 08/20/18	1,790	1,800
BMW Vehicle Owner Trust REMIC, 1.50%, 06/25/18	1,050	1,057
Capital Auto Receivables Asset Trust
1.39%, 10/15/17	710	711
1.09%, 03/20/18	2,562	2,562
1.26%, 05/21/18	3,310	3,312
1.32%, 06/20/18	1,333	1,334
1.73%, 08/15/18	1,475	1,485
1.48%, 11/20/18	1,060	1,062
1.62%, 03/20/19	2,785	2,792
1.94%, 01/21/20	2,380	2,407
1.73%, 04/20/20	1,860	1,871
CarMax Auto Owner Trust
1.69%, 08/15/19	325	326
1.52%, 10/15/19	1,205	1,212
1.38%, 11/15/19	1,920	1,928
1.93%, 11/15/19	460	460
1.37%, 03/16/20	2,560	2,568
1.61%, 11/16/20	3,810	3,845
CCG Receivables Trust
1.46%, 11/14/18 (r)	2,850	2,853
1.06%, 11/15/21 (r)	715	714
Citibank Credit Card Issuance Trust, 1.02%, 02/22/17	5,020	5,025
Citigroup Commercial Mortgage Trust
1.64%, 07/10/20	3,500	3,532
REMIC, 1.20%, 12/10/18	767	768
REMIC, 1.24%, 03/10/19	1,348	1,350
REMIC, 1.39%, 06/10/19	862	865
REMIC, 1.49%, 09/10/19	448	450
REMIC, 1.35%, 11/10/19	1,504	1,509
REMIC, 1.65%, 04/15/20	1,214	1,222
REMIC, 1.64%, 08/10/20	1,679	1,693
CNH Equipment Trust
1.05%, 05/15/18	2,542	2,542
1.48%, 12/15/19	5,400	5,420
REMIC, 1.37%, 12/17/18	4,350	4,364
REMIC, 1.66%, 11/16/20	3,420	3,450
CNH Wholesale Master Note Trust, 1.04%, 08/15/16 (i) (r)	2,275	2,275

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
COMM Mortgage Trust
1.60%, 04/10/20	2,568	2,587
REMIC, 1.30%, 02/13/17 (i) (r)	1,280	1,272
REMIC, 1.22%, 10/10/18	3,540	3,546
REMIC, 1.37%, 11/10/18	2,200	2,207
REMIC, 1.28%, 12/10/18	986	986
REMIC, 1.44%, 05/15/19	1,295	1,302
REMIC, 1.65%, 06/12/20	2,438	2,461
REMIC, 1.74%, 07/10/20	2,314	2,344
REMIC, 1.77%, 10/10/20	777	789
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 12/10/18	1,008	1,010
1.26%, 01/10/19	1,433	1,435
1.42%, 07/10/19	1,873	1,877
1.45%, 08/10/19	1,448	1,455
1.32%, 09/10/19	751	753
1.67%, 11/13/19	5,243	5,292
3.22%, 10/10/20	4,595	4,872
Commercial Mortgage Trust REMIC
1.31%, 11/10/18	483	484
1.38%, 12/10/18	979	983
1.49%, 08/10/19	545	548
1.57%, 10/10/19	819	825
CSAIL Commercial Mortgage Trust REMIC
1.68%, 10/18/19	575	577
1.72%, 05/15/20	2,198	2,208
1.75%, 07/17/20	960	966
DB Master Finance LLC, 3.26%, 02/20/19 (r)	4,908	4,954
Diamond Resorts Owner Trust
2.27%, 05/20/26 (r)	843	841
2.54%, 05/20/27 (r)	1,365	1,369
2.99%, 05/22/28 (r)	1,465	1,490
REMIC, 2.73%, 07/20/27 (r)	1,178	1,185
Discover Card Execution Note Trust
1.39%, 10/16/17 (e)	4,865	4,895
1.64%, 01/15/19	9,295	9,418
Dominos Pizza Master Issuer LLC, 5.22%, 01/25/19 (r)	2,313	2,381
Elara HGV Timeshare Issuer LLC, 2.53%, 02/25/27 (r)	874	873
Enterprise Fleet Financing LLC
0.87%, 12/20/16 (r)	403	403
1.05%, 08/21/17 (r)	4,157	4,151
1.30%, 11/20/17 (r)	2,562	2,559
1.59%, 04/20/18 (r)	4,046	4,051
1.83%, 11/20/18 (r)	8,645	8,644
1.06%, 03/20/19 (r)	48	48
Exeter Automobile Receivables Trust, 1.06%, 08/15/18 (r)	44	44
Fannie Mae Connecticut Avenue Securities
1.95%, 07/25/19 (i)	1,131	1,134
1.95%, 07/25/19 (i)	2,590	2,602
2.55%, 08/25/28 (i)	4,614	4,634
2.60%, 09/25/28 (i)	1,277	1,292
Ford Credit Auto Lease Trust
1.10%, 11/15/17	1,975	1,975
1.31%, 08/15/18	1,465	1,469
Ford Credit Auto Owner Trust
1.16%, 11/15/19	2,890	2,895
1.41%, 02/15/20	2,830	2,851
1.39%, 07/15/20	1,310	1,318
Ford Credit Floorplan Master Owner Trust
1.40%, 08/15/17	3,595	3,601
1.42%, 01/15/18	3,075	3,081
GE Dealer Floorplan Master Note Trust
0.83%, 07/20/17 (i)	5,835	5,821
0.90%, 10/20/17 (i)	3,615	3,610
GE Equipment Small Ticket LLC, 0.95%, 12/24/16 (r)	2,229	2,227
GM Financial Automobile Leasing Trust
1.69%, 03/20/19	6,880	6,937
1.64%, 06/20/19	4,745	4,784
GMF Floorplan Owner Revolving Trust
1.65%, 05/15/18 (r)	2,815	2,819
2.41%, 05/15/19 (r)	845	847
2.85%, 05/15/19 (r)	325	326
GreatAmerica Leasing Receivables Funding LLC
0.89%, 01/15/17 (r)	1,184	1,183
1.73%, 12/20/18 (r)	5,360	5,354
GS Mortgage Securities Trust REMIC
1.21%, 04/10/18	692	693
1.29%, 05/10/19	1,069	1,071
1.53%, 12/12/19	1,999	2,008
1.59%, 04/10/20	2,220	2,238
2.49%, 07/25/44 (i) (r)	741	748
1.51%, 09/10/47	1,935	1,946
GSMS Mortgage Securities Trust REMIC, 1.34%, 04/10/24	2,140	2,147
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	1,373	1,352
Honda Auto Receivables Owner Trust
0.99%, 10/16/17	2,268	2,268
1.22%, 01/18/19	2,120	2,126
Hyundai Auto Lease Securitization Trust
1.40%, 12/15/17 (r)	2,425	2,434
1.60%, 06/15/18 (r)	2,635	2,647
1.26%, 09/17/18 (r)	1,630	1,633
1.65%, 08/15/19 (r)	4,385	4,409
Hyundai Auto Receivables Trust
1.05%, 04/15/19	2,200	2,204
1.56%, 09/15/20	790	796
John Deere Owner Trust
1.32%, 05/15/18	1,200	1,204
1.36%, 04/15/20	5,305	5,325
JPMBB Commercial Mortgage Securities Trust REMIC
1.26%, 07/15/18	1,306	1,307
1.27%, 01/15/19	1,133	1,134
1.32%, 03/15/19	820	821
1.45%, 06/15/19	593	595
1.65%, 08/15/19	841	847
1.54%, 09/15/19	378	380
1.60%, 10/15/19	4,058	4,082
1.41%, 12/15/19	1,850	1,853
1.45%, 01/15/20	4,535	4,542
1.51%, 04/15/20	1,100	1,105
1.63%, 04/15/20	1,385	1,393
1.74%, 04/15/20	5,577	5,626
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	1,061	1,062
6.18%, 04/15/45 (i)	1,702	1,700
JPMorgan Mortgage Trust REMIC, 3.09%, 07/25/35 (i)	139	138
Kubota Credit Owner Trust REMIC, 1.54%, 03/15/19 (r)	4,365	4,387
Lanark Master Issuer Plc REMIC, 1.15%, 12/22/54 (i) (r)	4,095	4,092
LB-UBS Commercial Mortgage Trust REMIC, 4.57%, 01/15/31	48	49
Mercedes-Benz Auto Lease Trust
1.10%, 12/15/16	4,533	4,536
1.52%, 04/16/18	4,340	4,348
Mercedes-Benz Auto Receivables Trust, 1.34%, 10/15/18	4,440	4,462

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Merrill Lynch Mortgage Trust REMIC, 5.78%, 08/12/43 (i)	1,109	1,108
MMAF Equipment Finance LLC
0.87%, 01/08/19 (r)	6,162	6,152
1.39%, 10/16/19 (r)	1,660	1,662
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 08/15/18	938	940
1.25%, 11/15/18	763	763
1.29%, 03/15/19	767	769
1.55%, 06/15/19	1,352	1,361
1.69%, 07/15/19	1,302	1,314
1.57%, 09/15/19	2,529	2,548
1.71%, 07/15/20	2,039	2,060
Morgan Stanley Capital I Inc., 1.64%, 07/15/20	2,424	2,448
Motor Plc, 0.93%, 08/25/21 (i) (r)	165	165
MVW Owner Trust
2.25%, 10/20/24 (r)	1,271	1,251
2.15%, 04/22/30 (r)	403	400
2.52%, 12/20/32 (r)	3,603	3,601
Nationstar HECM Loan Trust
2.98%, 02/25/18 (f) (r)	618	619
2.24%, 06/25/18 (f) (r)	1,425	1,425
Nissan Auto Lease Trust, 1.40%, 08/15/17	4,370	4,387
Nissan Auto Receivables Owner Trust
1.11%, 05/15/19	1,145	1,147
1.34%, 10/15/20	2,295	2,307
1.32%, 01/15/21	580	584
Nissan Master Owner Trust Receivables, 1.44%, 01/15/18	3,025	3,036
OneMain Financial Issuance Trust
4.10%, 03/20/28 (r)	1,460	1,505
3.66%, 02/20/29 (r)	1,365	1,395
SBA Tower Trust
3.16%, 10/15/20 (r)	855	867
REMIC, 2.93%, 12/15/17 (r)	7,540	7,553
REMIC, 2.24%, 04/16/18 (r)	2,925	2,933
REMIC, 3.60%, 04/16/18 (r)	2,270	2,285
Sierra Receivables Funding Co. LLC
2.58%, 06/20/23 (r)	661	666
2.40%, 03/20/32 (r)	1,953	1,957
Sierra Timeshare Receivables Funding LLC
2.05%, 06/20/31 (r)	769	768
2.30%, 10/20/31 (r)	1,054	1,057
2.43%, 06/20/32 (r)	1,979	1,999
SLM Student Loan Trust
2.29%, 01/24/17 (i)	185	185
2.14%, 10/25/17 (i)	1,523	1,522
2.34%, 07/25/23 (i)	2,129	2,130
SMART Trust
0.95%, 03/14/17	1,687	1,684
0.99%, 08/14/17	629	629
1.66%, 08/14/18	8,370	8,365
1.18%, 02/14/19	865	863
Structured Asset Securities Corp. REMIC, 2.69%, 09/25/33 (i)	303	291
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (r)	5,550	5,563
Synchrony Credit Card Master Note Trust
1.61%, 11/15/17	5,310	5,343
1.69%, 03/15/18	3,550	3,557
1.60%, 04/16/18	4,360	4,378
Towd Point Mortgage Trust REMIC
2.75%, 09/25/22 (i) (r)	2,972	3,009
2.75%, 02/25/23 (i) (r)	3,253	3,292
2.75%, 02/25/55 (i) (r)	1,810	1,834
3.00%, 02/25/55 (i) (r)	2,140	2,169
2.75%, 08/25/55 (i) (r)	1,214	1,230
Toyota Auto Receivables Owner Trust
1.44%, 04/15/20	650	654
1.69%, 12/15/20	2,280	2,304
Volkswagen Auto Loan Enhanced Trust, 1.39%, 05/20/18	4,745	4,734
Volkswagen Credit Auto Master Trust, 1.40%, 07/20/17 (r)	4,095	4,071
Volvo Financial Equipment LLC
0.82%, 04/16/18 (r)	1,123	1,120
1.67%, 02/18/20 (r)	1,320	1,322
Wells Fargo Commercial Mortgage Trust REMIC
1.57%, 10/18/19	1,130	1,135
1.44%, 11/15/19	3,113	3,124
1.73%, 02/15/20	3,614	3,644
1.53%, 02/18/20	1,642	1,650
1.45%, 02/15/48	1,721	1,727
3.02%, 07/15/58	3,900	4,086
1.58%, 01/15/59	3,528	3,550
Wells Fargo Mortgage Backed Securities Trust REMIC
3.01%, 06/25/34 (i)	87	87
2.99%, 04/25/35 (i)	838	835
Wells Fargo-RBS Commercial Mortgage Trust, 1.47%, 12/17/19	3,043	3,053
Wendys Funding LLC, 3.37%, 06/15/45 (r)	6,015	6,048
WF-RBS Commercial Mortgage Trust REMIC
1.19%, 12/15/18	1,082	1,082
1.28%, 02/15/19	1,839	1,841
1.41%, 08/15/47	2,119	2,125
1.39%, 11/15/47	259	259
1.48%, 09/15/57	1,411	1,417
1.66%, 10/14/57	642	648
Wheels SPV 2 LLC, 0.84%, 05/20/17 (r)	679	678
Wheels SPV LLC, 1.27%, 04/20/18 (r)	1,014	1,013
World Omni Auto Receivables Trust
1.77%, 03/16/20	8,860	8,986
1.34%, 05/15/20	1,125	1,130
1.49%, 12/15/20	3,385	3,411
World Omni Automobile Lease Securitization Trust, 1.37%, 01/15/20	895	897
Total Non-U.S. Government Agency Asset- Backed Securities (cost $537,666)		539,270

CORPORATE BONDS AND NOTES - 48.1%
CONSUMER DISCRETIONARY - 4.6%
AutoZone Inc.
1.30%, 01/13/17 (e)	2,490	2,496
1.63%, 04/21/19	475	477
Brinker International Inc., 2.60%, 05/15/18	2,690	2,722
Charter Communications Operating LLC, 3.58%, 07/23/20 (r)	2,875	3,006
Delphi Automotive Plc, 3.15%, 11/19/20	4,790	4,928
Dollar General Corp., 4.13%, 07/15/17	4,540	4,668
GLP Capital LP, 4.38%, 11/01/18	3,600	3,695
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,202
INVISTA Finance LLC, 4.25%, 10/15/19 (r)	3,795	3,700
JD.com Inc., 3.13%, 04/29/21	9,175	9,010
Lowe’s Cos. Inc., 1.26%, 09/14/18 (i)	1,145	1,155
McDonald’s Corp., 2.10%, 12/07/18	1,010	1,034
Newell Rubbermaid Inc.
2.05%, 12/01/17 (e)	2,490	2,510
2.15%, 10/15/18	3,425	3,461
2.60%, 03/29/19 (l)	5,585	5,731
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,047
Omnicom Group Inc., 4.45%, 08/15/20	3,845	4,242
Thomson Reuters Corp., 1.30%, 02/23/17	1,935	1,935

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Time Warner Cable Inc.
5.85%, 05/01/17	1,290	1,335
6.75%, 07/01/18	1,630	1,788
8.25%, 04/01/19	4,550	5,283
Whirlpool Corp.
1.35%, 03/01/17	1,045	1,047
1.65%, 11/01/17	1,565	1,575
Wyndham Worldwide Corp., 2.95%, 03/01/17	3,195	3,222
		79,269
CONSUMER STAPLES - 1.5%
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	7,785	7,894
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,057
Kroger Co., 1.20%, 10/17/16	1,315	1,317
Mead Johnson Nutrition Co., 3.00%, 11/15/20	970	1,013
Reynolds American Inc.
2.30%, 06/12/18	2,570	2,612
8.13%, 06/23/19 (l)	1,115	1,322
Tyson Foods Inc., 2.65%, 08/15/19	2,400	2,466
Walgreens Boots Alliance Inc., 1.75%, 05/30/18	3,145	3,169
		26,850
ENERGY - 5.7%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	6,963
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,326
Cameron International Corp.
1.15%, 12/15/16	620	621
1.40%, 06/15/17	2,265	2,266
Canadian Natural Resources Ltd., 5.70%, 05/15/17	4,490	4,619
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,500
3.13%, 01/20/20 (e)	5,900	6,034
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17 (e)	1,835	1,838
Columbia Pipeline Group Inc., 2.45%, 06/01/18	1,520	1,525
ConocoPhillips Co.
1.05%, 12/15/17	2,245	2,231
5.20%, 05/15/18	495	530
DCP Midstream Operating LP, 2.50%, 12/01/17	4,640	4,536
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,247
Enbridge Inc.
1.28%, 10/01/16 (i)	5,230	5,208
1.14%, 06/02/17 (e) (i)	1,580	1,552
Energy Transfer Partners LP
6.13%, 02/15/17	2,605	2,672
6.70%, 07/01/18	1,465	1,559
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,464
2.85%, 04/15/21	915	945
Exxon Mobil Corp., 1.05%, 03/06/22 (i)	8,240	8,010
Hess Corp., 1.30%, 06/15/17	2,165	2,151
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	1,160	1,187
5.95%, 02/15/18	1,380	1,457
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,743
Marathon Oil Corp., 6.00%, 10/01/17	2,790	2,891
Murphy Oil Corp., 3.50%, 12/01/17 (l)	6,955	6,935
Nabors Industries Inc., 2.35%, 09/15/16	1,730	1,727
ONEOK Partners LP, 3.20%, 09/15/18	270	273
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,244
3.13%, 01/23/19 (e)	565	567
3.50%, 07/23/20 (e)	1,390	1,389
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,252
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,007
Transocean Inc., 6.80%, 12/15/16 (l)	1,285	1,298
		97,767
FINANCIALS - 21.8%
AerCap Ireland Capital Ltd., 3.95%, 02/01/22	3,350	3,350
Aflac Inc., 2.65%, 02/15/17	645	652
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,100
American Campus Communities Operating Partnership, 3.35%, 10/01/20	2,840	2,950
American Express Co., 1.24%, 05/22/18 (i)	7,075	7,059
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	7,165	7,286
Aon Plc, 2.80%, 03/15/21	4,310	4,427
Bank of America Corp.
1.70%, 08/25/17	1,155	1,159
2.00%, 01/11/18	2,475	2,492
5.65%, 05/01/18	1,400	1,500
2.63%, 04/19/21	3,780	3,838
Bank of America NA, 1.75%, 06/05/18	3,635	3,659
Bank of New York Mellon Corp., 2.50%, 04/15/21	3,270	3,389
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,941
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (e) (r)	4,140	4,151
2.50%, 10/29/18 (r)	4,075	4,163
2.00%, 04/12/19 (r)	1,140	1,151
Barclays Bank Plc
5.00%, 09/22/16	2,655	2,677
6.05%, 12/04/17 (r)	4,250	4,451
BB&T Corp., 1.51%, 06/15/18 (i)	2,115	2,126
BPCE SA
1.63%, 01/26/18	4,461	4,478
2.50%, 12/10/18	4,080	4,184
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	1,580	1,656
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,201
Citigroup Inc.
1.55%, 08/14/17	6,735	6,757
1.85%, 11/24/17	1,645	1,654
1.80%, 02/05/18	1,425	1,431
1.70%, 04/27/18	2,300	2,304
2.05%, 06/07/19	2,795	2,816
Citizens Bank NA
2.50%, 03/14/19	4,030	4,087
2.55%, 05/13/21	1,625	1,641
Commonwealth Bank of Australia, 1.75%, 11/02/18	6,984	7,034
Credit Suisse, 1.38%, 05/26/17	5,805	5,810
Crown Castle International Corp., 3.40%, 02/15/21	2,765	2,887
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,595
1.50%, 08/01/18 (i) (r)	3,745	3,753
Discover Bank
2.00%, 02/21/18	1,230	1,234
7.00%, 04/15/20	4,490	5,114
Discover Financial Services, 6.45%, 06/12/17	3,625	3,769
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	4,964
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,090
Fidelity National Financial Inc., 6.60%, 05/15/17	7,825	8,152
Fifth Third Bank
1.15%, 11/18/16	2,855	2,857
1.35%, 06/01/17	2,960	2,963

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ford Motor Credit Co. LLC
3.00%, 06/12/17	4,470	4,534
1.68%, 09/08/17	12,250	12,277
2.02%, 05/03/19	1,795	1,810
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,859
3.10%, 01/15/19	2,425	2,477
3.15%, 01/15/20	4,705	4,763
Goldman Sachs Group Inc.
5.95%, 01/18/18	1,775	1,891
6.15%, 04/01/18	6,850	7,384
2.90%, 07/19/18	2,050	2,104
2.75%, 09/15/20	1,090	1,113
HPHT Finance 15 Ltd., 2.25%, 03/17/18 (r)	1,548	1,560
HSBC Bank Plc, 1.27%, 05/15/18 (i) (r)	4,875	4,854
Huntington National Bank, 2.20%, 11/06/18	6,010	6,084
Hyundai Capital America, 1.45%, 02/06/17 (r)	1,845	1,847
Hyundai Capital America Inc.
2.40%, 10/30/18 (r)	2,625	2,662
2.50%, 03/18/19 (e) (r)	4,950	5,060
2.00%, 07/01/19 (r)	1,500	1,509
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,358
3.50%, 09/13/17 (r)	1,725	1,767
Intercontinental Exchange Group Inc., 2.50%, 10/15/18 (e)	1,375	1,413
Intercontinental Exchange Inc., 2.75%, 12/01/20	2,970	3,120
JPMorgan Chase & Co., 2.00%, 08/15/17	8,560	8,640
Kimco Realty Corp., 6.88%, 10/01/19	675	778
Kinder Morgan Finance Co. LLC, 6.00%, 01/15/18 (r)	1,595	1,678
Legg Mason Inc., 2.70%, 07/15/19	635	650
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,692
McGraw-Hill Financial Inc., 2.50%, 08/15/18	780	794
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,843
6.88%, 04/25/18	5,020	5,481
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	4,520	4,546
Mizuho Bank Ltd.
1.70%, 09/25/17 (r)	3,255	3,269
2.15%, 10/20/18 (r)	2,385	2,418
Morgan Stanley
1.92%, 04/25/18 (i)	5,755	5,811
1.49%, 01/24/19 (i)	10,550	10,533
National Bank of Canada, 1.45%, 11/07/17	8,005	8,030
Nationwide Building Society, 2.35%, 01/21/20 (e) (r)	2,545	2,572
New York Life Global Funding, 1.55%, 11/02/18 (r)	3,990	4,027
Nordea Bank AB, 1.88%, 09/17/18 (e) (r)	2,040	2,061
PACCAR Financial Corp., 1.65%, 02/25/19	1,580	1,603
PNC Bank NA, 1.15%, 11/01/16	2,845	2,846
Principal Financial Group Inc., 1.85%, 11/15/17	980	985
Principal Life Global Funding II
1.50%, 04/18/19 (e) (r)	1,830	1,837
2.20%, 04/08/20 (r)	3,305	3,358
Regions Bank, 7.50%, 05/15/18	961	1,054
Reinsurance Group of America Inc., 6.45%, 11/15/19	795	908
Santander Bank NA, 2.00%, 01/12/18	1,010	1,009
Santander UK Group Holdings Plc, 2.88%, 10/16/20	2,905	2,883
Solvay Finance America LLC, 3.40%, 12/03/20 (e) (r)	3,105	3,252
Standard Chartered Plc, 1.50%, 09/08/17 (r)	4,745	4,723
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,551
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,902
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,289
Toronto-Dominion Bank, 1.19%, 04/30/18 (e) (i)	4,565	4,565
Trinity Acquisition Plc, 3.50%, 09/15/21	1,135	1,177
UBS Group AG, 3.00%, 04/15/21 (r)	5,035	5,136
Union Bank NA, 2.13%, 06/16/17	3,630	3,663
Ventas Realty LP
2.00%, 02/15/18	1,585	1,593
4.00%, 04/30/19	385	406
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	4,175	4,162
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/18/16) (m)	425	420
WEA Finance LLC
1.75%, 09/15/17 (r)	3,170	3,179
2.70%, 09/17/19 (r)	595	607
3.25%, 10/05/20 (r)	805	838
Westpac Banking Corp., 1.05%, 11/25/16 (e)	2,580	2,583
XLIT Ltd., 2.30%, 12/15/18	2,015	2,036
		375,786
HEALTH CARE - 3.7%
AbbVie Inc.
1.75%, 11/06/17	1,900	1,911
1.80%, 05/14/18	5,505	5,544
2.30%, 05/14/21	2,675	2,708
Actavis Funding SCS
1.85%, 03/01/17	2,869	2,879
2.35%, 03/12/18	4,720	4,784
Aetna Inc.
1.50%, 11/15/17	2,050	2,059
1.90%, 06/07/19	6,235	6,317
Agilent Technologies Inc., 6.50%, 11/01/17	735	778
Baxalta Inc.
1.43%, 06/22/18 (i)	1,725	1,707
2.00%, 06/22/18	580	580
Biogen Inc., 2.90%, 09/15/20	1,760	1,834
Catholic Health Initiatives
1.60%, 11/01/17	535	537
2.60%, 08/01/18	2,165	2,207
Celgene Corp.
1.90%, 08/15/17	770	776
2.13%, 08/15/18	4,120	4,182
2.30%, 08/15/18	655	667
Express Scripts Holding Co.
1.25%, 06/02/17	2,790	2,788
2.25%, 06/15/19	485	493
3.30%, 02/25/21	440	461
Humana Inc., 2.63%, 10/01/19	1,435	1,474
Medco Health Solutions Inc., 4.13%, 09/15/20	2,150	2,319
Perrigo Co. Plc, 1.30%, 11/08/16	2,915	2,912
Perrigo Finance Unltd. Co., 3.50%, 03/15/21	540	559
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,617
Ventas Realty LP, 1.25%, 04/17/17	910	910
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	3,685	3,703
WellPoint Inc.
5.88%, 06/15/17	3,545	3,695
2.30%, 07/15/18	3,260	3,308
		64,709
INDUSTRIALS - 3.4%
Anstock II Ltd., 2.13%, 07/24/17	2,675	2,674
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	1,475	1,490
6.38%, 10/15/17 (r)	620	657
2.80%, 11/01/18 (r)	400	410

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Fortive Corp., 1.80%, 06/15/19 (r)	450	453
GATX Corp.
3.50%, 07/15/16	1,923	1,925
1.25%, 03/04/17	3,580	3,575
2.38%, 07/30/18	1,005	1,016
2.60%, 03/30/20 (e)	2,830	2,813
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,217
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	763
Kansas City Southern, 2.35%, 05/15/20 (r)	3,920	3,918
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (r)	985	1,004
3.38%, 03/15/18 (r)	1,285	1,319
2.88%, 07/17/18 (r)	2,615	2,663
2.50%, 06/15/19 (r)	2,080	2,103
Roper Industries Inc.
1.85%, 11/15/17	1,785	1,796
2.05%, 10/01/18	4,140	4,190
Roper Technologies Inc., 3.00%, 12/15/20	650	672
Southwest Airlines Co.
5.75%, 12/15/16	1,625	1,656
5.13%, 03/01/17	1,320	1,356
2.75%, 11/06/19	2,205	2,279
Stanley Black & Decker Inc., 2.45%, 11/17/18	8,720	8,909
Waste Management Inc., 2.60%, 09/01/16	1,300	1,303
		58,161
INFORMATION TECHNOLOGY - 2.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	6,170	6,242
Amphenol Corp., 1.55%, 09/15/17	2,685	2,686
Avnet Inc., 6.63%, 09/15/16	875	884
Baidu Inc., 2.75%, 06/09/19	4,190	4,247
Cisco Systems Inc., 1.60%, 02/28/19	210	213
Fidelity National Information Services Inc., 1.45%, 06/05/17	1,280	1,279
Harris Corp., 2.00%, 04/27/18	3,120	3,136
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (r)	8,480	8,590
Keysight Technologies Inc., 3.30%, 10/30/19	7,555	7,672
Tencent Holdings Ltd.
2.00%, 05/02/17 (r)	2,375	2,387
2.88%, 02/11/20 (r)	1,300	1,334
Xerox Corp., 2.95%, 03/15/17	575	580
		39,250
MATERIALS - 0.9%
BHP Billiton Finance USA Ltd., 1.63%, 02/24/17	4,175	4,187
Eastman Chemical Co.
2.40%, 06/01/17	965	974
2.70%, 01/15/20	960	987
Goldcorp Inc., 2.13%, 03/15/18	3,900	3,906
Kinross Gold Corp., 3.63%, 09/01/16	1,510	1,506
Martin Marietta Materials Inc., 1.73%, 06/30/17 (i)	3,235	3,225
		14,785
TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV, 2.38%, 09/08/16	2,565	2,573
AT&T Inc.
2.30%, 03/11/19	2,060	2,104
2.45%, 06/30/20	2,340	2,389
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,864
Verizon Communications Inc., 3.65%, 09/14/18	4,495	4,723
		20,653
UTILITIES - 3.0%
CMS Energy Corp., 6.55%, 07/17/17	4,580	4,822
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,096
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,467
1.25%, 03/15/17	3,370	3,374
2.13%, 02/15/18 (r)	1,395	1,409
2.96%, 07/01/19 (k)	1,035	1,054
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,945
Exelon Corp., 1.55%, 06/09/17	2,575	2,579
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,540	1,584
Georgia Power Co., 1.95%, 12/01/18	1,810	1,841
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	432
NextEra Energy Capital Holdings Inc., 2.30%, 04/01/19	1,265	1,290
NiSource Finance Corp.
6.40%, 03/15/18	85	92
6.80%, 01/15/19	1,455	1,636
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,360	4,387
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	375	390
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,224
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,219
San Diego Gas & Electric Co., 1.91%, 02/01/22	1,371	1,373
Southern Co.
1.95%, 09/01/16	1,370	1,372
1.55%, 07/01/18	1,140	1,147
1.85%, 07/01/19	4,065	4,116
2.35%, 07/01/21	875	892
Southern Power Co., 1.85%, 12/01/17	940	948
TECO Finance Inc., 1.23%, 04/10/18 (i)	4,310	4,246
Zhejiang Energy Group Hong Kong Ltd., 2.30%, 09/30/17	4,585	4,594
		52,529
Total Corporate Bonds and Notes (cost $823,443)		829,759

GOVERNMENT AND AGENCY OBLIGATIONS - 19.6%
GOVERNMENT SECURITIES - 7.0%
Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 0.88%, 08/28/17	13,755	13,800

Municipals - 0.6%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,300
Florida State Board of Administration Finance Corp., 2.16%, 07/01/19	3,650	3,747
University of California, 0.96%, 07/01/41	1,470	1,470
		10,517
U.S. Treasury Securities - 5.6%
U.S. Treasury Note
0.63%, 04/30/18 (o)	20,500	20,516
0.88%, 05/31/18	26,740	26,887
0.88%, 07/15/18 (e)	13,615	13,689
1.75%, 09/30/19	20,115	20,745
1.38%, 05/31/21	14,180	14,439
		96,276
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.6%
Federal Home Loan Mortgage Corp. - 2.0%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	1,223	1,298
4.50%, 11/01/18 - 08/01/20	50	51
5.50%, 10/01/19 - 07/01/20	233	244
1.90%, 09/25/24 (i)	1,692	1,702
2.10%, 10/25/24 (i)	15	15
1.55%, 05/27/25 (i)	925	925
4.00%, 05/01/26 - 09/01/44	1,906	2,036

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.35%, 10/25/27 (i)	1,836	1,835
1.60%, 12/25/27 - 05/25/28 (i)	2,673	2,676
1.70%, 03/25/28 (i)	1,235	1,235
2.20%, 09/25/28 (i)	611	613
6.00%, 12/01/28 - 01/01/38	1,591	1,828
2.48%, 09/01/33 (i)	80	85
2.50%, 09/01/33 - 10/01/35 (i)	171	182
2.42%, 10/01/34 (i)	40	42
2.62%, 11/01/34 - 09/01/35 (i)	523	554
2.69%, 11/01/34 (i)	18	19
2.75%, 11/01/34 (i)	31	33
2.77%, 11/01/34 (i)	28	30
2.55%, 01/01/35 (i)	38	41
2.54%, 02/01/35 (i)	28	30
2.56%, 02/01/35 (i)	13	14
2.57%, 02/01/35 - 02/01/35 (i)	76	80
2.78%, 02/01/35 (i)	38	39
2.93%, 02/01/35 (i)	58	61
2.76%, 06/01/35 (i)	322	340
2.60%, 11/01/35 (i)	126	134
2.73%, 03/01/36 (i)	239	253
REMIC, 1.43%, 08/25/17	4,484	4,498
REMIC, 1.37%, 05/25/19	2,749	2,759
REMIC, 2.06%, 03/25/20	5,237	5,328
REMIC, 5.00%, 10/15/21	16	16
REMIC, 1.80%, 04/25/28 (i)	1,716	1,719
REMIC, 1.90%, 07/25/28 (i)	4,000	4,014
		34,729
Federal National Mortgage Association - 9.4%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	14,899	16,763
4.50%, 06/01/19 - 06/01/44	22,051	23,791
5.00%, 07/01/19 - 07/01/41	9,561	10,526
2.55%, 11/25/24 (i)	419	421
4.00%, 02/01/25 - 12/01/45	34,426	36,919
3.50%, 10/01/25 - 03/01/46	32,634	34,621
3.00%, 11/01/29 - 09/01/30	21,754	22,938
2.50%, 07/15/31, TBA (g)	4,940	5,111
6.50%, 07/01/32 - 12/01/32	694	829
2.72%, 03/01/33 (i)	3	3
2.19%, 06/01/33 (i)	25	26
2.80%, 06/01/33 (i)	303	319
2.65%, 07/01/33 - 11/01/34 (i)	370	391
3.13%, 09/01/33 (i)	1	1
2.54%, 12/01/33 - 11/01/34 (i)	319	338
2.70%, 12/01/33 (i)	2	2
6.00%, 03/01/34 - 10/01/40	2,942	3,391
2.73%, 04/01/34 (i)	6	6
2.45%, 10/01/34 (i)	15	16
2.37%, 11/01/34 (i)	4	4
2.48%, 12/01/34 (i)	33	35
2.51%, 01/01/35 - 07/01/35 (i)	139	146
2.52%, 01/01/35 (i)	40	42
2.56%, 01/01/35 - 02/01/36 (i)	509	536
2.61%, 02/01/35 (i)	104	110
2.47%, 03/01/35 (i)	30	31
2.40%, 04/01/35 (i)	235	250
3.04%, 04/01/35 (i)	87	92
3.11%, 04/01/35 (i)	251	270
2.49%, 05/01/35 (i)	143	148
2.59%, 05/01/35 (i)	392	408
2.75%, 05/01/35 (i)	35	37
2.62%, 06/01/35 (i)	253	268
2.82%, 06/01/35 (i)	385	406
2.95%, 07/01/35 (i)	243	258
2.06%, 08/01/35 (i)	602	637
2.64%, 08/01/35 (i)	289	303
2.26%, 11/01/35 (i)	264	279
2.76%, 02/01/36 (i)	638	666
2.66%, 03/01/36 (i)	189	199
2.86%, 03/01/36 (i)	263	273
REMIC, 5.00%, 08/25/19 - 11/25/21	469	483
		162,293
Government National Mortgage Association - 1.2%
Government National Mortgage Association
7.00%, 12/15/17	16	16
5.50%, 07/15/20	55	57
5.00%, 12/20/34 - 02/20/40	711	794
6.00%, 07/15/36	1,658	1,945
4.50%, 09/20/40	1,226	1,339
3.50%, 03/20/43 - 04/20/43	4,953	5,287
4.00%, 01/20/45 - 12/20/45	4,581	4,887
4.00%, 10/20/45, TBA (g)	3,395	3,631
3.50%, 06/20/46, TBA (g)	2,645	2,812
		20,768
Total Government and Agency Obligations (cost $334,420)		338,383

SHORT TERM INVESTMENTS - 3.5%
Investment Companies - 1.7%
JNL Money Market Fund, 0.26% (a) (h)	7,033	7,033
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	23,210	23,210
		30,243
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	30,547	30,547
Total Short Term Investments (cost $60,790)		60,790

Total Investments - 102.4% (cost $1,756,319)		1,768,202
Other Assets and Liabilities, Net - (2.4%)		(41,576)
Total Net Assets - 100.0%		$1,726,626

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	30.5%
Financials	21.3
U.S. Government Agency MBS	12.3
Government Securities	6.8
Energy	5.5
Consumer Discretionary	4.5
Health Care	3.7
Industrials	3.3
Utilities	3.0
Information Technology	2.2
Consumer Staples	1.5
Telecommunication Services	1.2
Materials	0.8
Short Term Investments	3.4
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

	Shares/Par †	Value
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 6.3%
Comcast Corp. - Class A	255	$16,604
Johnson Controls Inc.	1,012	44,800
Kohl’s Corp.	96	3,625
Las Vegas Sands Corp.	335	14,578
Lennar Corp. - Class A	191	8,782
Liberty Global Plc - Class C (c)	474	13,583

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Liberty Global Plc - Class C (c)	46	1,482
Lowe’s Cos. Inc.	452	35,801
Mattel Inc.	1,371	42,912
Norwegian Cruise Line Holdings Ltd. (c)	784	31,246
Twenty-First Century Fox Inc. - Class B	561	15,295
Walt Disney Co.	146	14,242
Whirlpool Corp.	70	11,660
		254,610
CONSUMER STAPLES - 11.5%
Bunge Ltd.	219	12,948
ConAgra Foods Inc.	714	34,146
Ingredion Inc.	210	27,189
PepsiCo Inc.	90	9,513
Philip Morris International Inc.	1,352	137,495
Procter & Gamble Co.	233	19,737
Tyson Foods Inc. - Class A	2,153	143,772
Wal-Mart Stores Inc.	518	37,788
Walgreens Boots Alliance Inc.	503	41,885
		464,473
ENERGY - 9.9%
Baker Hughes Inc.	183	8,247
Chevron Corp.	217	22,727
EQT Corp.	253	19,574
Exxon Mobil Corp.	870	81,582
Occidental Petroleum Corp.	276	20,824
Royal Dutch Shell Plc - ADR	1,076	59,429
Spectra Energy Corp.	1,794	65,711
Tenaris SA - ADR (e)	160	4,614
Total SA - ADR	1,619	77,870
Tourmaline Oil Corp. (c)	460	12,116
TransCanada Corp. (e)	603	27,250
		399,944
FINANCIALS - 21.5%
American International Group Inc.	545	28,851
Ameriprise Financial Inc.	786	70,657
Bank of New York Mellon Corp.	2,262	87,895
BlackRock Inc.	85	29,178
Charles Schwab Corp.	284	7,189
Chubb Ltd.	27	3,503
Citigroup Inc.	2,128	90,216
Fifth Third Bancorp	1,032	18,160
General Growth Properties Inc.	288	8,579
Genworth Financial Inc. - Class A (c)	765	1,973
JPMorgan Chase & Co.	2,325	144,471
KeyCorp	2,107	23,285
Marsh & McLennan Cos. Inc.	919	62,881
MetLife Inc.	1,115	44,411
Morgan Stanley	2,464	64,006
State Street Corp.	589	31,764
U.S. Bancorp	402	16,209
Vereit Inc.	2,247	22,783
Wells Fargo & Co.	289	13,655
Weyerhaeuser Co.	1,262	37,572
XL Group Plc	1,764	58,743
		865,981
HEALTH CARE - 16.5%
Abbott Laboratories	572	22,501
Aetna Inc.	505	61,614
Agilent Technologies Inc.	1,053	46,707
Anthem Inc.	340	44,712
Becton Dickinson & Co.	238	40,362
Gilead Sciences Inc.	305	25,410
HCA Holdings Inc. (c)	696	53,590
Hologic Inc. (c)	421	14,579
Mallinckrodt Plc (c)	258	15,653
Medtronic Plc	1,121	97,280
Merck & Co. Inc.	196	11,303
Mylan NV (c) (e)	825	35,652
Pfizer Inc.	4,087	143,914
Thermo Fisher Scientific Inc.	265	39,142
UnitedHealth Group Inc.	101	14,205
		666,624
INDUSTRIALS - 8.8%
American Airlines Group Inc.	720	20,388
Boeing Co. (e)	412	53,558
Danaher Corp.	275	27,805
Eaton Corp. Plc	37	2,232
General Electric Co.	5,393	169,769
Illinois Tool Works Inc.	79	8,239
Pentair Plc (e)	224	13,078
Rockwell Collins Inc.	120	10,200
Tyco International Plc	565	24,056
United Continental Holdings Inc. (c)	238	9,768
United Technologies Corp.	132	13,586
		352,679
INFORMATION TECHNOLOGY - 10.0%
Analog Devices Inc.	161	9,102
Apple Inc.	355	33,909
Cisco Systems Inc.	2,307	66,173
Harris Corp.	165	13,793
Juniper Networks Inc.	1,488	33,461
Keysight Technologies Inc. (c)	487	14,163
Microsoft Corp.	2,226	113,904
NXP Semiconductors NV (c)	413	32,378
TE Connectivity Ltd.	330	18,856
Texas Instruments Inc. (e)	733	45,916
Western Digital Corp.	461	21,789
		403,444
MATERIALS - 3.6%
Ashland Inc.	263	30,208
Ball Corp. (e)	248	17,908
Dow Chemical Co.	316	15,698
E. I. du Pont de Nemours & Co.	203	13,122
International Paper Co. (e)	963	40,812
LyondellBasell Industries NV	90	6,713
West Fraser Timber Co. Ltd. (e)	667	19,511
		143,972
TELECOMMUNICATION SERVICES - 0.6%
Vodafone Group Plc - ADR (e)	784	24,214

UTILITIES - 9.0%
AES Corp.	3,646	45,502
American Electric Power Co. Inc.	647	45,355
CenterPoint Energy Inc.	1,810	43,441
DTE Energy Co.	45	4,480
Exelon Corp.	2,227	80,963
FirstEnergy Corp.	1,226	42,782
NRG Energy Inc.	710	10,649
PG&E Corp.	1,375	87,900
		361,072
Total Common Stocks (cost $3,699,498)		3,937,013

CORPORATE BONDS AND NOTES - 0.3%
HEALTH CARE - 0.2%
Valeant Pharmaceuticals International Inc., 5.88%, 05/15/23 (e) (r)	$12,309	9,940

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 0.1%
Western Digital Corp., 10.50%, 04/01/24 (e) (r)	3,775	4,039
Total Corporate Bonds and Notes (cost $13,889)		13,979

SHORT TERM INVESTMENTS - 4.1%
Investment Companies - 2.3%
JNL Money Market Fund, 0.26% (a) (h)	3,269	3,269
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	90,017	90,017
		93,286
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (h)	71,915	71,915
Total Short Term Investments (cost $165,201)		165,201

Total Investments - 102.1% (cost $3,878,588)		4,116,193
Other Assets and Liabilities, Net - (2.1%)		(85,225)
Total Net Assets - 100.0%		$4,030,968

Portfolio Composition:	Percentage of Total Investments
Financials	21.0%
Health Care	16.4
Consumer Staples	11.3
Information Technology	9.9
Energy	9.7
Utilities	8.8
Industrials	8.6
Consumer Discretionary	6.2
Materials	3.5
Telecommunication Services	0.6
Short Term Investments	4.0
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

	Shares/Par †	Value
COMMON STOCKS - 82.1%
CONSUMER DISCRETIONARY - 20.7%
CBS Corp. - Class B (o) ‡	161	$8,765
General Motors Co. (o) ‡	162	4,573
Hilton Worldwide Holdings Inc. (o) ‡	469	10,571
Jarden Corp. (c) (f) (q)	186	11,682
Liberty Media Group - Class A (c)	42	796
Liberty SiriusXM Group - Class A (c)	166	5,220
Media General Inc. (c)	213	3,654
MGM Resorts International (c) (o) ‡	335	7,570
News Corp. - Class A	90	1,025
Starwood Hotels & Resorts Worldwide Inc. (o)	229	16,938
		70,794
CONSUMER STAPLES - 3.2%
ConAgra Foods Inc. (o) ‡	189	9,031
Rite Aid Corp. (c)	262	1,960
		10,991
ENERGY - 2.0%
Columbia Pipeline Group Inc.	134	3,416
Showa Shell Sekiyu KK	324	3,028
Williams Cos. Inc.	25	550
		6,994
FINANCIALS - 10.3%
American Capital Ltd. (c) (o)	263	4,169
American International Group Inc. (o) ‡	125	6,606
Apollo Residential Mortgage Inc.	30	407
Blackstone Group LP (o) ‡	174	4,268
Cash America International Inc.	2	66
CYS Investments Inc. (o)	41	346
Equity Commonwealth (c) (o)	40	1,174
First Niagara Financial Group Inc. (o)	594	5,781
Hennessy Capital Acquisition Corp. (c)	45	437
MetLife Inc. ‡	192	7,655
NorthStar Asset Management Group Inc.	94	961
NorthStar Realty Finance Corp.	45	519
Pacific Special Acquisition Corp. (c)	69	697
Starwood Property Trust Inc.	79	1,627
Winthrop Realty Trust (o)	51	451
		35,164
HEALTH CARE - 8.7%
Alere Inc. (c) (o)	63	2,612
Allergan Plc (c) (o)	29	6,679
Grifols SA - ADR	63	1,050
Humana Inc. ‡	11	1,933
Medivation Inc. (c) (o) ‡	136	8,201
Quintiles Transnational Holdings Inc. (c)	8	507
St. Jude Medical Inc.	115	8,967
		29,949
INDUSTRIALS - 11.4%
General Electric Co. (o) ‡	352	11,066
Hertz Global Holdings Inc. (c) (o) ‡	912	10,100
Tyco International Plc (o)	421	17,950
Waste Connections Inc.	—	2
		39,118
INFORMATION TECHNOLOGY - 20.1%
EMC Corp.	4	116
Hewlett Packard Enterprise Co. ‡	463	8,463
Ingram Micro Inc. - Class A (o)	391	13,591
KLA-Tencor Corp.	233	17,044
LinkedIn Corp. (c) (o) ‡	60	11,399
Markit Ltd. (c)	10	335
QLIK Technologies Inc. (c)	125	3,691
Yahoo! Inc. (c) (o)	376	14,105
		68,744
MATERIALS - 5.7%
Alcoa Inc. (o) ‡	778	7,209
Dow Chemical Co. (o) ‡	101	5,029
Huntsman Corp. (o) ‡	122	1,634
West China Cement Ltd. (c) (f)	41,065	5,664
		19,536
Total Common Stocks (cost $278,092)		281,290

RIGHTS - 0.0%
Pacific Special Acquisition Corp.(c)	69	14
Total Rights (cost $16)		14

WARRANTS - 0.0%
Pacific Special Acquisition Corp. (c)	69	7
Total Warrants (cost $6)		7

PURCHASED OPTIONS - 0.8%
Alcoa Inc. Put Option, Strike Price 6, Expiration 07/15/16	2,963	2
Alcoa Inc. Put Option, Strike Price 6, Expiration 10/21/16	2,963	27
Alcoa Inc. Put Option, Strike Price 7, Expiration 08/19/16	2,942	21

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Alcoa Inc. Put Option, Strike Price 8, Expiration 08/19/16	1,872	34
Allergan Plc Put Option, Strike Price 200, Expiration 08/19/16	76	21
Allergan Plc Put Option, Strike Price 210, Expiration 08/19/16	62	27
Allergan Plc Put Option, Strike Price 215, Expiration 08/19/16	54	30
American International Group Inc. Put Option, Strike Price 45, Expiration 07/15/16	23	—
American International Group Inc. Put Option, Strike Price 50, Expiration 07/15/16	719	19
American International Group Inc. Put Option, Strike Price 50, Expiration 08/19/16	747	71
American International Group Inc. Put Option, Strike Price 50, Expiration 09/16/16	53	7
American International Group Inc. Put Option, Strike Price 52.50, Expiration 07/15/16	17	1
Bayer AG Put Option, Strike Price EUR 78, Expiration 07/15/16, JPM	167	1
Bayer AG Put Option, Strike Price EUR 80, Expiration 07/15/16, JPM	159	3
Blackstone Group LP Put Option, Strike Price 20, Expiration 09/16/16	858	22
Blackstone Group LP Put Option, Strike Price 21, Expiration 09/16/16	1,167	55
CBS Corp. Put Option, Strike Price 40, Expiration 09/16/16	555	14
CBS Corp. Put Option, Strike Price 45, Expiration 09/16/16	1,055	45
ConAgra Foods Inc. Put Option, Strike Price 42, Expiration 07/15/16	1,889	13
Dow Chemical Co. Put Option, Strike Price 45, Expiration 09/16/16	797	60
General Electric Co. Put Option, Strike Price 27, Expiration 07/15/16	1,629	2
General Electric Co. Put Option, Strike Price 28, Expiration 07/15/16	1,593	2
General Motors Co. Put Option, Strike Price 26, Expiration 09/16/16	41	3
General Motors Co. Put Option, Strike Price 27, Expiration 09/16/16	2,355	228
Hertz Global Holdings Inc. Put Option, Strike Price 7, Expiration 09/16/16	9,124	68
Hewlett Packard Enterprise Co. Put Option, Strike Price 16, Expiration 08/19/16	4,632	104
Hilton Worldwide Holdings Inc. Put Option, Strike Price 18, Expiration 07/15/16	887	2
Hilton Worldwide Holdings Inc. Put Option, Strike Price 19, Expiration 07/15/16	3,805	18
Humana Inc. Put Option, Strike Price 160, Expiration 11/18/16	196	264
Huntsman Corp. Put Option, Strike Price 11, Expiration 08/19/16	1,215	30
Medivation Inc. Put Option, Strike Price 45, Expiration 07/15/16	416	6
Medivation Inc. Put Option, Strike Price 50, Expiration 07/15/16	823	22
Medivation Inc. Put Option, Strike Price 51, Expiration 07/15/16	121	2
MetLife Inc. Put Option, Strike Price 35, Expiration 09/16/16	163	13
MetLife Inc. Put Option, Strike Price 37.50, Expiration 07/15/16	796	24
MetLife Inc. Put Option, Strike Price 37.50, Expiration 09/16/16	963	130
MGM Resorts International Put Option, Strike Price 19, Expiration 09/16/16	1,542	60
MGM Resorts International Put Option, Strike Price 20, Expiration 09/16/16	1,803	105
SPDR S&P 500 ETF Trust Call Option, Strike Price 213, Expiration 08/19/16	186	40
SPDR S&P 500 ETF Trust Put Option, Strike Price 180, Expiration 09/30/16	296	35
SPDR S&P 500 ETF Trust Put Option, Strike Price 200 Expiration 09/30/16	296	111
SPDR S&P 500 ETF Trust Put Option, Strike Price 209, Expiration 08/19/16	120	48
SPDR S&P 500 ETF Trust Put Option, Strike Price 212, Expiration 07/15/16	240	84
Vivendi SA Put Option, Strike Price EUR 14, Expiration 08/19/16, JPM	4,202	56
Vivendi SA Put Option, Strike Price EUR 15, Expiration 08/19/16, JPM	1,350	34
VMware Inc. Put Option, Strike Price 95, Expiration 09/16/16	210	811
Total Purchased Options (cost $3,723)		2,775

INVESTMENT COMPANIES - 2.7%
BlackRock Floating Rate Income Strategies Fund Inc.	84	1,099
DoubleLine Income Solutions Fund (o)	56	1,020
Eaton Vance Floating-Rate Income Trust	152	2,038
First Trust Senior Floating Rate Income Fund II	43	557
Invesco Senior Income Trust	569	2,378
Voya Prime Rate Trust	431	2,208
Total Investment Companies (cost $8,934)		9,300

CORPORATE BONDS AND NOTES - 3.6%
CONSUMER STAPLES - 1.4%
Elizabeth Arden Inc., 7.38%, 03/15/21	$2,210	2,249
Rite Aid Corp., 6.75%, 06/15/21	2,329	2,451
		4,700
UTILITIES - 2.2%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 (c) (d) (r)	1,062	1,221
0.00%, 03/01/22 (c) (d) (r)	5,437	6,375
		7,596
Total Corporate Bonds and Notes (cost $11,754)		12,296

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 3.3%
JNL Money Market Fund, 0.26% (a) (h)	11,172	11,172

Total Short Term Investments (cost $11,172)		11,172

Total Investments - 92.5% (cost $313,697)		316,854
Total Securities Sold Short - (24.2%) (proceeds $79,352)		(82,737)
Other Assets and Liabilities, Net - 31.7%		108,354
Total Net Assets - 100.0%		$342,471

SECURITIES SOLD SHORT - 24.2%
COMMON STOCKS - 24.2%
CONSUMER DISCRETIONARY - 11.2%
Charter Communications Inc. - Class A	18	$4,037
Johnson Controls Inc.	385	17,030
Live Nation Inc.	34	810
Marriott International Inc. - Class A	123	8,194
News Corp. - Class B	90	1,054
Nexstar Broadcasting Group Inc. - Class A	27	1,263

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sirius XM Holdings Inc.	1,535	6,065
		38,453
ENERGY - 1.1%
Energy Transfer Equity LP	13	192
Idemitsu Kosan Co. Ltd.	162	3,525
		3,717
FINANCIALS - 2.5%
Apollo Commercial Real Estate Finance Inc.	32	513
Ares Capital Corp.	132	1,874
Colony Capital Inc.	105	1,613
First Cash Financial Services Inc.	1	67
KeyCorp	404	4,460
		8,527
HEALTH CARE - 1.9%
Abbott Laboratories	100	3,924
Aetna Inc.	9	1,072
IMS Health Holdings Inc.	20	513
Mylan NV	1	35
Pfizer Inc.	27	963
		6,507
INDUSTRIALS - 0.1%
IHS Inc. - Class A	3	334

INFORMATION TECHNOLOGY - 7.4%
Alibaba Group Holding Ltd. - ADR	150	11,935
Global Payments Inc.	—	—
Lam Research Corp.	116	9,780
Lexmark International Inc.	6	242
VMware Inc. - Class A	55	3,168
		25,125
MATERIALS - 0.0%
E. I. du Pont de Nemours & Co.	1	74

Total Securities Sold Short - 24.2% (proceeds $79,352)		$82,737

Portfolio Composition:	Percentage of Net Investments
Information Technology	18.6%
Industrials	16.6
Consumer Discretionary	13.8
Financials	11.4
Health Care	10.0
Materials	8.3
Consumer Staples	6.7
Utilities	3.2
Energy	1.4
Purchased Options	1.2
Investment Companies	4.0
Short Term Investments	4.8
Net Investments	100.0%

JNL/WMC Balanced Fund

	Shares/Par †	Value
COMMON STOCKS - 64.6%
CONSUMER DISCRETIONARY - 5.6%
Autoliv Inc. (e)	241	$25,861
Comcast Corp. - Class A	1,641	107,001
Expedia Inc.	131	13,965
Ford Motor Co.	3,316	41,684
Hilton Worldwide Holdings Inc.	1,434	32,298
L Brands Inc.	351	23,539
Lowe’s Cos. Inc.	380	30,118
Twenty-First Century Fox Inc. - Class A	1,030	27,860
		302,326
CONSUMER STAPLES - 4.8%
Coca-Cola Co.	1,038	47,051
Colgate-Palmolive Co.	511	37,428
Costco Wholesale Corp.	121	18,986
CVS Health Corp.	609	58,266
Mondelez International Inc.	702	31,937
PepsiCo Inc.	244	25,898
Philip Morris International Inc.	384	39,042
		258,608
ENERGY - 6.2%
Anadarko Petroleum Corp.	635	33,797
Chevron Corp.	788	82,558
Exxon Mobil Corp.	786	73,668
Hess Corp.	828	49,778
Marathon Petroleum Corp.	427	16,196
Schlumberger Ltd.	236	18,674
Suncor Energy Inc.	851	23,589
Total SA - ADR	853	41,024
		339,284
FINANCIALS - 14.6%
American Express Co.	73	4,434
American Tower Corp.	98	11,142
Bank of America Corp.	3,708	49,201
Bank of Nova Scotia (e)	539	26,428
BlackRock Inc.	142	48,629
Boston Properties Inc.	116	15,355
Chubb Ltd.	633	82,730
Goldman Sachs Group Inc.	131	19,502
Intercontinental Exchange Inc.	67	17,117
Invesco Ltd.	698	17,823
JPMorgan Chase & Co.	1,428	88,714
Marsh & McLennan Cos. Inc.	629	43,089
MetLife Inc.	597	23,792
Northern Trust Corp.	490	32,499
PNC Financial Services Group Inc.	765	62,231
Principal Financial Group Inc.	1,059	43,521
Prudential Financial Inc.	811	57,821
Synchrony Financial (c)	752	19,010
Wells Fargo & Co.	2,767	130,979
		794,017
HEALTH CARE - 11.0%
AstraZeneca Plc - ADR (e)	1,457	43,985
Baxter International Inc.	355	16,060
Bristol-Myers Squibb Co.	972	71,520
Cardinal Health Inc.	509	39,703
Eli Lilly & Co.	429	33,751
Johnson & Johnson	588	71,319
Medtronic Plc	864	74,938
Merck & Co. Inc.	2,421	139,482
Pfizer Inc.	1,792	63,106
UnitedHealth Group Inc.	306	43,254
		597,118
INDUSTRIALS - 6.0%
Boeing Co.	191	24,865
Canadian National Railway Co.	227	13,429
Caterpillar Inc. (e)	346	26,242
CSX Corp.	1,561	40,714
Eaton Corp. Plc	563	33,612
FedEx Corp.	171	26,024
Honeywell International Inc.	456	53,047
Lockheed Martin Corp.	62	15,318
Nielsen Holdings Plc	594	30,887

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
United Parcel Service Inc. - Class B	590	63,530
		327,668
INFORMATION TECHNOLOGY - 8.9%
Accenture Plc - Class A	458	51,859
Alphabet Inc. - Class A (c)	112	78,558
Apple Inc.	450	43,062
Avnet Inc.	412	16,674
Cisco Systems Inc.	1,830	52,505
Intel Corp.	2,480	81,356
Microsoft Corp.	2,193	112,191
Motorola Solutions Inc.	534	35,229
Texas Instruments Inc.	251	15,725
		487,159
MATERIALS - 2.2%
Agrium Inc. (e)	121	10,946
Ball Corp. (e)	201	14,528
Celanese Corp. - Class A	488	31,937
Dow Chemical Co.	436	21,662
International Flavors & Fragrances Inc.	67	8,468
International Paper Co.	813	34,444
		121,985
TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications Inc. (e)	1,726	96,402

UTILITIES - 3.5%
Dominion Resources Inc.	578	45,020
Edison International	581	45,138
Exelon Corp.	966	35,117
Sempra Energy	346	39,452
UGI Corp.	623	28,184
		192,911
Total Common Stocks (cost $3,075,205)		3,517,478

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.5%
Ally Master Owner Trust
1.60%, 10/15/17	$6,685	6,716
1.54%, 09/16/19	3,690	3,702
AmeriCredit Automobile Receivables Trust
1.60%, 07/08/19	4,000	4,007
2.15%, 03/09/20	940	946
Apidos CDO, 2.13%, 04/17/26 (i) (r)	2,090	2,081
Apidos CLO XXII, 2.68%, 10/20/27 (i) (r)	5,150	4,958
ARES CLO Ltd., 2.15%, 04/17/26 (i) (r)	2,030	2,018
Atlas Senior Loan Fund V Ltd., 2.18%, 07/16/26 (i) (r)	495	492
Atlas Senior Loan Fund VI Ltd., 2.17%, 10/15/26 (i) (r)	2,305	2,292
Atrium XII, 2.89%, 10/22/26 (i) (r)	5,700	5,682
Avery Point CLO Ltd., 2.16%, 04/25/26 (i) (r)	1,920	1,911
Banc of America Commercial Mortgage Trust REMIC, 3.71%, 09/15/25	1,145	1,257
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 09/12/16	240	241
5.20%, 12/11/38	656	660
BlueMountain CLO Ltd., 2.11%, 10/20/27 (i) (r)	5,675	5,644
Capital Auto Receivables Asset Trust, 1.72%, 01/22/19	3,570	3,580
Carlyle Global Market Strategies CLO Ltd., 2.68%, 05/15/25 (i) (r)	3,320	3,286
Cent CLO 20 Ltd., 2.12%, 01/25/26 (i) (r)	2,200	2,182
Cent CLO 21 Ltd., 2.12%, 07/27/26 (i) (r)	625	618
Cent CLO 22 Ltd., 2.11%, 11/07/26 (i) (r)	1,715	1,700
Cent CLO 24 Ltd., 2.83%, 10/15/26 (i) (r)	2,185	2,153
Chesapeake Funding II LLC, 1.45%, 09/15/19 (i) (r)	4,355	4,355
Chesapeake Funding LLC, 0.96%, 02/07/27 (i) (r)	1,567	1,563
Chrysler Capital Auto Receivables Trust, 1.78%, 06/17/19 (r)	1,085	1,087
CIFC Funding Ltd.
2.13%, 04/18/25 (i) (r)	1,970	1,957
2.14%, 05/24/26 (i) (r)	3,500	3,474
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	750	793
CNH Equipment Trust REMIC, 1.66%, 11/16/20	4,000	4,035
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	942
Continental Airlines Inc. Pass-Through Trust, 5.98%, 10/19/23	216	242
CSAIL Commercial Mortgage Trust REMIC
3.51%, 01/15/25	2,855	3,086
3.50%, 04/15/25	5,600	6,032
3.72%, 08/15/48	5,300	5,794
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	44	44
Drive Auto Receivables Trust
1.23%, 09/15/16 (r)	725	725
2.12%, 04/15/17 (r)	1,940	1,944
Dryden 41 Senior Loan Fund, 2.78%, 10/15/27 (i) (r)	4,615	4,572
Dryden Senior Loan Fund, 1.98%, 04/18/26 (i) (r)	1,945	1,933
Exeter Automobile Receivables Trust, 1.54%, 11/15/19 (r)	1,224	1,221
First Investors Auto Owner Trust
1.49%, 08/15/17 (r)	1,880	1,877
1.67%, 03/16/18 (r)	2,295	2,298
2.39%, 07/16/18 (r)	730	728
Ford Credit Auto Owner Trust
1.36%, 10/15/18	185	185
1.28%, 09/15/19	3,420	3,434
Ford Credit Floorplan Master Owner Trust
1.92%, 01/15/17	1,545	1,551
1.77%, 08/15/18	2,450	2,470
2.31%, 02/15/19	200	200
2.09%, 03/15/20 (r)	600	612
Galaxy XIX CLO Ltd., 2.19%, 01/25/27 (i) (r)	5,125	5,115
Green Tree Agency Advance Funding Trust I, 2.30%, 10/15/16 (r)	2,200	2,199
GS Mortgage Securities Trust REMIC, 3.73%, 11/10/48	4,000	4,423
GTP Acquisition Partners I LLC, 2.35%, 06/15/20 (r)	1,145	1,143
Hilton USA Trust REMIC, 2.66%, 11/05/18 (r)	1,960	1,968
Hyundai Auto Receivables Trust
1.71%, 08/15/17	182	183
2.10%, 11/15/19	545	549
ING Investment Management Co., 2.13%, 04/18/26 (i) (r)	1,940	1,934
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.89%, 04/12/17 (i)	3,155	3,226
3.91%, 12/15/25	1,330	1,484
LB-UBS Commercial Mortgage Trust REMIC, 6.25%, 04/15/41 (i)	1,217	1,283
Limerock CLO, 2.13%, 04/18/26 (i) (r)	2,200	2,178
Madison Park Funding XI Ltd.
2.08%, 01/19/25 (i) (r)	1,280	1,274
1.92%, 10/23/25 (i) (r)	3,300	3,272

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Madison Park Funding XII Ltd., 2.13%, 07/20/26 (i) (r)	1,560	1,555
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	4,686	4,823
MMAF Equipment Finance LLC
1.39%, 12/17/18 (r)	2,520	2,522
2.21%, 12/15/32 (r)	1,865	1,882
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.25%, 12/15/24	5,000	5,300
3.31%, 04/15/25	8,000	8,512
Morgan Stanley Capital I Trust REMIC, 5.82%, 06/11/42 (i)	193	199
New Residential Advance Receivables Trust Advance, 2.32%, 08/15/16 (r)	3,975	3,975
NRZ Advance Receivables Trust, 2.54%, 11/15/16 (r)	2,500	2,501
OBP Depositor LLC Trust, 4.65%, 07/15/20 (r)	495	545
Octagon Investment Partners XVI Ltd. REMIC, 2.23%, 07/17/25 (i) (r)	1,485	1,430
Ocwen Master Advance Receivables Trust
2.54%, 09/15/16 (r)	1,345	1,345
2.53%, 11/15/16 (r)	2,300	2,303
OneMain Financial Issuance Trust
4.10%, 03/20/28 (r)	1,640	1,691
3.66%, 02/20/29 (r)	1,220	1,247
OZLM Funding V Ltd., 2.13%, 01/17/26 (i) (r)	4,950	4,921
OZLM VI Ltd., 2.18%, 04/17/26 (i) (r)	1,625	1,614
Prestige Auto Receivables Trust, 1.91%, 04/15/20 (r)	820	815
Santander Drive Auto Receivables Trust
1.20%, 03/15/17	784	785
2.57%, 05/15/17	845	849
2.25%, 06/17/19	910	916
1.97%, 11/15/19	2,355	2,364
2.33%, 11/15/19	505	509
2.36%, 04/15/20	3,440	3,460
SBA Tower Trust
3.16%, 10/15/20 (r)	2,045	2,073
2.90%, 10/15/44 (r)	2,125	2,154
REMIC, 2.93%, 12/15/17 (r)	1,155	1,157
Seneca Park CLO Ltd., 2.11%, 07/17/26 (i) (r)	1,155	1,154
SFAVE Commercial Mortgage Securities Trust REMIC, 4.14%, 01/08/35 (r)	3,560	3,549
Shackleton CLO Ltd.
2.11%, 07/17/26 (i) (r)	1,155	1,140
2.14%, 10/20/27 (i) (r)	5,650	5,564
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24	174	197
Springleaf Funding Trust
2.41%, 06/15/17 (r)	1,323	1,324
3.16%, 05/15/19 (r)	2,520	2,535
3.48%, 07/15/21 (r)	1,160	1,159
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (r)	1,435	1,434
SPS Servicer Advance Receivables Trust, 2.92%, 07/15/47 (r)	3,005	2,997
Symphony CLO XIV Ltd., 2.11%, 07/14/26 (i) (r)	1,930	1,922
Thacher Park CLO, 2.10%, 10/20/26 (i) (r)	920	915
Voya CLO Ltd.
2.08%, 07/17/26 (i) (r)	315	313
2.83%, 10/20/27 (i) (r)	3,405	3,381
Wachovia Bank Commercial Mortgage Trust REMIC, 5.31%, 11/15/48	2,148	2,157
Wells Fargo Commercial Mortgage Trust REMIC
3.15%, 04/15/25	1,885	1,987
3.84%, 09/15/58	2,185	2,415
Westlake Automobile Receivables Trust
1.83%, 06/15/17 (r)	2,195	2,194
0.97%, 10/16/17 (r)	57	56
1.57%, 02/15/18 (r)	1,375	1,375
Total Non-U.S. Government Agency Asset-Backed Securities (cost $241,151)		242,726

CORPORATE BONDS AND NOTES - 10.9%
CONSUMER DISCRETIONARY - 0.9%
21st Century Fox America Inc.
4.50%, 02/15/21	850	949
3.00%, 09/15/22	750	783
4.00%, 10/01/23	420	462
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,305
4.80%, 12/05/34	1,815	2,136
4.95%, 12/05/44	815	989
AutoZone Inc.
4.00%, 11/15/20	1,000	1,076
3.70%, 04/15/22	495	528
3.13%, 07/15/23	1,000	1,037
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (r)	1,785	1,816
3.75%, 09/16/24 (r)	4,090	4,251
Charter Communications Operating LLC, 6.48%, 10/23/45 (r)	1,055	1,261
Comcast Corp.
6.50%, 01/15/17	750	772
5.65%, 06/15/35	165	215
4.40%, 08/15/35	2,325	2,624
6.50%, 11/15/35	165	230
6.55%, 07/01/39	375	522
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	997
4.80%, 02/01/35 (r)	2,695	2,519
Grupo Televisa SAB
6.63%, 01/15/40	375	432
5.00%, 05/13/45	385	370
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,067
Marriott International Inc.
2.88%, 03/01/21	3,225	3,334
2.30%, 01/15/22	4,345	4,362
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	839
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,428
2.65%, 09/26/18 (r)	1,445	1,482
O’Reilly Automotive Inc., 3.80%, 09/01/22	2,395	2,579
Time Warner Cable Inc.
5.85%, 05/01/17	270	280
8.75%, 02/14/19	50	58
8.25%, 04/01/19	695	807
6.55%, 05/01/37	435	508
7.30%, 07/01/38	285	357
6.75%, 06/15/39	285	335
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	195	254
Time Warner Inc.
4.88%, 03/15/20	500	555
4.75%, 03/29/21	450	506
6.25%, 03/29/41	500	630
		46,655
CONSUMER STAPLES - 0.5%
Altria Group Inc.
4.75%, 05/05/21	548	625
4.50%, 05/02/43	1,175	1,327

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	796
5.38%, 01/15/20 (l)	170	192
2.50%, 07/15/22	731	742
3.75%, 07/15/42	820	819
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	1,266	1,290
CVS Caremark Corp., 4.00%, 12/05/23	2,680	2,965
CVS Health Corp.
4.88%, 07/20/35	1,135	1,353
5.13%, 07/20/45	1,885	2,337
Heineken NV, 2.75%, 04/01/23 (r)	1,065	1,090
HJ Heinz Co., 3.50%, 07/15/22 (r)	1,365	1,450
Imperial Tobacco Finance Plc, 3.75%, 07/21/22 (r)	1,785	1,884
Kraft Foods Group Inc., 2.25%, 06/05/17	375	379
Kraft Heinz Foods Co., 4.38%, 06/01/46 (r)	915	968
Kroger Co.
3.30%, 01/15/21	745	792
3.85%, 08/01/23	1,830	2,009
4.00%, 02/01/24	1,775	1,969
Mondelez International Inc., 4.00%, 02/01/24	740	810
SABMiller Holdings Inc.
3.75%, 01/15/22 (r)	750	804
4.95%, 01/15/42 (r)	200	232
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (r)	3,295	3,345
Walgreens Boots Alliance Inc., 2.60%, 06/01/21	1,330	1,352
		29,530
ENERGY - 1.3%
Anadarko Petroleum Corp., 6.38%, 09/15/17	307	323
BG Energy Capital Plc, 4.00%, 10/15/21 (r)	3,450	3,763
BP Capital Markets Plc
3.25%, 05/06/22	1,000	1,052
2.50%, 11/06/22	600	605
3.99%, 09/26/23	195	212
Columbia Pipeline Group Inc., 2.45%, 06/01/18	1,560	1,565
ConocoPhillips Co.
5.75%, 02/01/19	420	462
6.00%, 01/15/20	205	233
2.88%, 11/15/21	866	881
4.30%, 11/15/44 (e)	1,600	1,625
Devon Energy Corp.
3.25%, 05/15/22 (e)	5,410	5,247
5.60%, 07/15/41	575	555
5.00%, 06/15/45	1,120	1,046
Enterprise Products Operating LLC
3.95%, 02/15/27	1,000	1,061
5.10%, 02/15/45	2,550	2,806
EOG Resources Inc., 5.63%, 06/01/19	190	210
Halliburton Co., 3.50%, 08/01/23	2,750	2,854
Marathon Oil Corp., 2.70%, 06/01/20	1,740	1,639
Noble Energy Inc., 4.15%, 12/15/21	2,300	2,419
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,030
Petroleos Mexicanos, 5.50%, 02/04/19 (e) (r)	2,875	3,026
Phillips 66 Partners LP, 3.61%, 02/15/25	3,540	3,480
Pioneer Natural Resources Co., 7.50%, 01/15/20	4,977	5,828
Schlumberger Holdings Corp., 3.00%, 12/21/20 (r)	1,645	1,716
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	6,270	6,338
Statoil ASA
2.90%, 11/08/20	1,945	2,026
2.75%, 11/10/21	705	737
3.70%, 03/01/24 (e)	50	54
Suncor Energy Inc.
6.10%, 06/01/18	1,725	1,865
3.60%, 12/01/24	850	897
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21	4,250	4,479
TransCanada Pipelines Ltd.
3.80%, 10/01/20	975	1,036
4.88%, 01/15/26	1,875	2,142
Western Gas Partners LP, 4.00%, 07/01/22	4,950	4,824
		68,036
FINANCIALS - 4.7%
Ace Capital Trust II, 9.70%, 04/01/30	525	764
American Express Centurion Bank, 6.00%, 09/13/17	850	895
American Express Credit Corp.
2.38%, 03/24/17	1,025	1,035
2.13%, 07/27/18	1,700	1,726
American Tower Corp., 3.45%, 09/15/21	4,000	4,164
Ameriprise Financial Inc., 5.30%, 03/15/20	170	190
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	5,800	6,102
3.65%, 02/01/26	3,745	4,008
4.70%, 02/01/36	4,315	4,855
AvalonBay Communities Inc., 3.63%, 10/01/20	905	966
AXA SA, 8.60%, 12/15/30	425	582
Bank of America Corp.
6.50%, 08/01/16	2,000	2,009
5.42%, 03/15/17	700	720
2.00%, 01/11/18	1,200	1,208
2.60%, 01/15/19	776	794
5.63%, 07/01/20	140	157
2.63%, 10/19/20	2,000	2,032
4.13%, 01/22/24	1,800	1,939
4.20%, 08/26/24	4,600	4,757
5.88%, 02/07/42	300	379
5.00%, 01/21/44	500	579
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	556
2.15%, 02/24/20	2,920	2,977
Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20 (r)	4,850	5,012
Barclays Bank Plc, 6.05%, 12/04/17 (r)	550	576
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	2,061
Berkshire Hathaway Inc., 2.75%, 03/15/23	2,690	2,780
BPCE SA
4.00%, 04/15/24 (e)	1,255	1,368
5.15%, 07/21/24 (r)	1,595	1,660
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,944
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,667
3.75%, 04/24/24	2,000	2,087
3.20%, 02/05/25	2,000	2,020
4.20%, 10/29/25	1,245	1,281
CDP Financial, 4.40%, 11/25/19 (r)	600	660
Citigroup Inc.
2.50%, 09/26/18	1,000	1,020
2.50%, 07/29/19	1,155	1,176
4.50%, 01/14/22	605	669
8.13%, 07/15/39	65	101
5.88%, 01/30/42	165	209
5.30%, 05/06/44	1,055	1,140
Citizens Bank NA, 2.55%, 05/13/21	3,175	3,206
CNA Financial Corp., 3.95%, 05/15/24	225	238
Compass Bank, 2.75%, 09/29/19	700	691
Credit Agricole SA, 4.38%, 03/17/25 (e) (r)	1,205	1,218

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Credit Suisse
2.30%, 05/28/19	795	806
3.00%, 10/29/21	1,070	1,096
Credit Suisse AG, 3.63%, 09/09/24	325	336
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	2,935	2,948
3.75%, 03/26/25	2,690	2,634
Crown Castle International Corp., 3.70%, 06/15/26	1,775	1,827
Daimler Finance North America LLC
2.38%, 08/01/18 (r)	1,400	1,430
2.25%, 07/31/19 (r)	1,790	1,836
3.88%, 09/15/21 (r)	231	252
8.50%, 01/18/31	300	488
Discover Bank, 3.10%, 06/04/20	4,700	4,808
Discover Financial Services, 6.45%, 06/12/17	90	94
Eaton Vance Corp., 6.50%, 10/02/17	30	32
Emera US Finance LP, 2.70%, 06/15/21 (r)	695	710
ERP Operating LP, 4.75%, 07/15/20	765	848
Fifth Third Bank, 2.88%, 10/01/21	1,800	1,859
Ford Motor Credit Co. LLC
2.38%, 03/12/19	7,100	7,200
3.16%, 08/04/20	2,510	2,603
GE Capital International Funding Co.
3.37%, 11/15/25	1,687	1,842
4.42%, 11/15/35	1,286	1,443
General Electric Capital Corp.
5.55%, 05/04/20	473	545
4.63%, 01/07/21	129	146
4.65%, 10/17/21	144	165
3.15%, 09/07/22	1,028	1,103
6.15%, 08/07/37	62	86
5.88%, 01/14/38	339	459
6.88%, 01/10/39	160	242
General Motors Financial Co. Inc.
4.20%, 03/01/21	3,300	3,453
3.70%, 05/09/23	2,600	2,617
Goldman Sachs Group Inc.
2.38%, 01/22/18	755	765
6.00%, 06/15/20	205	234
5.25%, 07/27/21	1,000	1,130
5.75%, 01/24/22	2,445	2,841
3.63%, 01/22/23	550	577
6.25%, 02/01/41	940	1,215
4.80%, 07/08/44	1,080	1,193
HCP Inc.
6.00%, 01/30/17	365	375
4.00%, 06/01/25 (e)	4,670	4,710
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	969
HSBC Bank USA NA, 5.88%, 11/01/34	250	298
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,246
4.00%, 03/30/22	870	915
3.60%, 05/25/23	2,580	2,637
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,432
Huntington National Bank
2.20%, 11/06/18	3,575	3,619
2.20%, 04/01/19	915	923
2.40%, 04/01/20	2,150	2,182
JPMorgan Chase & Co.
6.30%, 04/23/19	475	534
4.50%, 01/24/22	825	918
3.25%, 09/23/22	1,000	1,046
3.38%, 05/01/23 (e)	1,060	1,081
6.40%, 05/15/38	425	582
5.40%, 01/06/42	540	670
Korea Development Bank, 2.50%, 03/11/20	3,500	3,601
Korea Finance Corp., 2.88%, 08/22/18	990	1,020
LeasePlan Corp. NV, 2.88%, 01/22/19 (r)	3,320	3,322
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	622
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	602
Liberty Property LP, 6.63%, 10/01/17	225	238
Macquarie Bank Ltd., 2.40%, 01/21/20 (r)	660	666
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,913
MetLife Inc.
1.90%, 12/15/17 (k)	415	419
4.13%, 08/13/42	265	264
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	1,480	1,489
Morgan Stanley
5.45%, 01/09/17	1,000	1,021
2.13%, 04/25/18	1,900	1,920
2.50%, 01/24/19	1,000	1,020
3.70%, 10/23/24	5,200	5,442
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,067
3.05%, 02/15/22	445	470
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,265	2,289
Northern Trust Corp., 3.45%, 11/04/20	490	527
Pentair Finance SA, 2.90%, 09/15/18	4,030	4,071
PNC Bank NA, 3.30%, 10/30/24	835	895
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	891
Private Export Funding Corp.
2.25%, 12/15/17	1,985	2,026
3.25%, 06/15/25 (e)	7,600	8,426
Prudential Financial Inc.
6.00%, 12/01/17	87	93
2.30%, 08/15/18	1,885	1,924
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	353
Realty Income Corp.
6.75%, 08/15/19	355	407
5.75%, 01/15/21	335	385
Santander Bank NA, 2.00%, 01/12/18	1,260	1,259
Santander Holdings USA Inc.
2.70%, 05/24/19	2,600	2,606
2.65%, 04/17/20	1,930	1,906
Santander Issuances SAU, 5.18%, 11/19/25	3,200	3,198
Santander UK Plc
2.50%, 03/14/19	3,160	3,192
5.00%, 11/07/23 (r)	4,025	4,132
Scentre Group Trust, 2.38%, 11/05/19 (r)	3,175	3,222
Shell International Finance BV, 3.25%, 05/11/25	1,260	1,322
Sovereign Bank, 8.75%, 05/30/18	450	501
SunTrust Bank, 3.30%, 05/15/26	1,785	1,800
Synchrony Financial
2.60%, 01/15/19	1,780	1,799
3.00%, 08/15/19	3,400	3,467
2.70%, 02/03/20	755	757
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	685	761
Trinity Acquisition Plc, 4.40%, 03/15/26	4,145	4,330
U.S. Bancorp, 3.70%, 01/30/24	900	990
UBS Group AG
2.95%, 09/24/20 (r)	2,840	2,888
3.00%, 04/15/21 (r)	3,500	3,570
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (r)	775	788
Wachovia Corp., 5.75%, 06/15/17	1,500	1,564
WEA Finance LLC
1.75%, 09/15/17 (r)	655	657
2.70%, 09/17/19 (r)	990	1,009

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.25%, 10/05/20 (r)	2,400	2,498
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,301
4.48%, 01/16/24	517	567
4.10%, 06/03/26	1,125	1,202
		253,847
HEALTH CARE - 1.5%
AbbVie Inc.
1.80%, 05/14/18	5,000	5,035
3.20%, 11/06/22	425	440
Actavis Funding SCS
3.00%, 03/12/20	1,985	2,045
3.45%, 03/15/22	3,525	3,662
3.80%, 03/15/25	280	291
4.55%, 03/15/35	860	881
4.85%, 06/15/44	750	790
Aetna Inc.
1.75%, 05/15/17	55	55
2.80%, 06/15/23	1,775	1,815
4.25%, 06/15/36	1,375	1,421
Bayer US Finance LLC
2.38%, 10/08/19 (r)	1,050	1,073
3.00%, 10/08/21 (r)	1,675	1,749
3.38%, 10/08/24 (r)	540	562
Biogen Inc., 2.90%, 09/15/20	2,245	2,340
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,378
3.50%, 11/15/24	1,205	1,286
4.50%, 11/15/44	1,405	1,475
Catholic Health Initiatives
2.60%, 08/01/18	815	831
2.95%, 11/01/22	1,730	1,771
4.35%, 11/01/42	2,270	2,291
Celgene Corp.
2.25%, 05/15/19	265	269
3.55%, 08/15/22	1,265	1,326
3.63%, 05/15/24	620	646
Cigna Corp., 3.25%, 04/15/25	5,040	5,148
Dignity Health
2.64%, 11/01/19	255	263
3.81%, 11/01/24	515	550
EMD Finance LLC
2.95%, 03/19/22 (r)	3,020	3,095
3.25%, 03/19/25 (r)	4,450	4,562
Express Scripts Holding Co.
2.25%, 06/15/19	970	987
3.90%, 02/15/22	1,000	1,072
Forest Laboratories Inc.
4.88%, 02/15/21 (r)	385	427
5.00%, 12/15/21 (r)	1,475	1,651
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,164
3.70%, 04/01/24	625	677
Kaiser Foundation Hospitals
3.50%, 04/01/22	860	925
4.88%, 04/01/42	505	604
McKesson Corp.
2.85%, 03/15/23	90	92
3.80%, 03/15/24	735	796
Medtronic Inc.
2.50%, 03/15/20 (e)	755	783
3.15%, 03/15/22	1,070	1,142
3.63%, 03/15/24	360	396
3.50%, 03/15/25	1,715	1,870
4.38%, 03/15/35	267	301
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	779
4.20%, 07/01/55	790	894
Merck & Co. Inc.
2.80%, 05/18/23	940	987
4.15%, 05/18/43	630	710
Mylan NV, 3.00%, 12/15/18 (r)	3,370	3,450
New York and Presbyterian Hospital, 4.02%, 08/01/45	1,365	1,488
Pfizer Inc., 6.20%, 03/15/19	700	791
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	181	204
Toledo Hospital, 4.98%, 11/15/45	1,915	2,367
UnitedHealth Group Inc.
3.88%, 10/15/20	600	659
2.88%, 03/15/22	70	73
3.35%, 07/15/22	1,090	1,168
3.75%, 07/15/25	1,820	1,995
4.63%, 11/15/41	1,040	1,187
WellPoint Inc.
2.30%, 07/15/18	625	634
3.70%, 08/15/21	1,000	1,069
3.30%, 01/15/23	3,675	3,797
		82,189
INDUSTRIALS - 0.4%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (r)	1,490	1,580
Cargill Inc., 4.31%, 05/14/21 (r)	517	569
Deere & Co., 4.38%, 10/16/19	185	204
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	343
2.35%, 10/15/19 (r)	2,880	2,934
4.50%, 08/16/21 (r)	620	687
3.30%, 10/15/22 (r)	120	125
7.00%, 10/15/37 (r)	270	368
5.63%, 03/15/42 (r)	1,200	1,456
FedEx Corp.
2.70%, 04/15/23	520	531
4.90%, 01/15/34	1,005	1,141
5.10%, 01/15/44	1,685	1,960
4.55%, 04/01/46	600	652
Lockheed Martin Corp.
2.50%, 11/23/20	810	836
4.50%, 05/15/36	441	493
4.85%, 09/15/41	955	1,116
4.07%, 12/15/42	2,776	2,954
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (r)	2,880	2,946
3.38%, 02/01/22 (r)	2,200	2,244
Southwest Airlines Co., 5.75%, 12/15/16	500	510
		23,649
INFORMATION TECHNOLOGY - 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,305	2,332
Apple Inc., 2.85%, 05/06/21	1,800	1,901
Lam Research Corp., 3.45%, 06/15/23	1,665	1,720
Total System Services Inc., 3.80%, 04/01/21	4,780	5,062
		11,015
MATERIALS - 0.1%
Agrium Inc., 3.15%, 10/01/22	3,425	3,489
CF Industries Inc., 5.38%, 03/15/44	1,495	1,411
LyondellBasell Industries NV, 4.63%, 02/26/55	2,545	2,461
		7,361
TELECOMMUNICATION SERVICES - 0.4%
America Movil SAB de CV, 3.13%, 07/16/22	1,150	1,180
AT&T Inc.
1.75%, 01/15/18	1,000	1,005
4.45%, 04/01/24	3,220	3,527
3.95%, 01/15/25	160	169

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.80%, 05/15/36	150	193
6.55%, 02/15/39	155	191
4.75%, 05/15/46	715	733
BellSouth Corp., 6.55%, 06/15/34	300	352
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e) (k)	275	414
4.88%, 03/06/42 (r)	705	822
France Telecom SA, 9.00%, 03/01/31 (k)	1,475	2,286
SBC Communications, 6.45%, 06/15/34	480	575
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,923
3.45%, 03/15/21	975	1,045
3.50%, 11/01/21	735	792
6.40%, 09/15/33 (e)	347	444
4.75%, 11/01/41	265	283
4.86%, 08/21/46	692	756
4.52%, 09/15/48	1,761	1,819
4.67%, 03/15/55	820	828
		24,337
UTILITIES - 0.9%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	198
Atmos Energy Corp., 6.35%, 06/15/17	385	404
Colorado Public Service Co., 5.13%, 06/01/19	500	558
Consolidated Edison Co. of New York Inc.
5.30%, 12/01/16	250	254
4.63%, 12/01/54	910	1,044
Dominion Resources Inc.
2.96%, 07/01/19 (k)	1,380	1,405
4.10%, 04/01/21 (k)	3,275	3,466
3.63%, 12/01/24	3,200	3,367
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	974
6.10%, 06/01/37	2,200	2,902
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (m) (r)	2,000	1,905
4.88%, 01/22/44 (r)	450	473
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (m) (r)	770	734
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,885
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	679
MidAmerican Energy Co., 6.13%, 04/01/36	350	464
NextEra Energy Capital Holdings Inc., 2.06%, 09/01/17	7,870	7,925
NiSource Finance Corp., 4.80%, 02/15/44	465	534
Northeast Utilities, 3.15%, 01/15/25	400	417
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,951
2.95%, 04/01/25	576	600
5.25%, 09/30/40	325	397
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	844
5.13%, 11/15/43	480	579
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	85
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	137
5.35%, 05/15/40	800	1,024
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	794
Southern California Edison Co.
2.40%, 02/01/22	685	710
5.55%, 01/15/37	500	641
Southern Co.
2.45%, 09/01/18	675	691
2.75%, 06/15/20	4,000	4,146
2.95%, 07/01/23	3,820	3,960
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,240
		48,387
Total Corporate Bonds and Notes (cost $566,556)		595,006

GOVERNMENT AND AGENCY OBLIGATIONS - 17.6%
GOVERNMENT SECURITIES - 8.6%
Municipals - 0.9%
Bay Area Toll Authority
6.26%, 04/01/49	975	1,519
7.04%, 04/01/50	730	1,160
Chicago Transit Authority, 6.90%, 12/01/40	1,105	1,440
City of Chicago O’Hare International Airport
6.85%, 01/01/38	700	798
6.40%, 01/01/40	440	635
City of Sacramento, California (insured by Assured Guaranty Municipal Corp.), 5.85%, 08/01/19	1,260	1,412
Dallas Area Rapid Transit, 6.00%, 12/01/44	390	564
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	2,052
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	782
Kansas Development Finance Authority, 4.93%, 04/15/45	3,000	3,437
Los Angeles Unified School District, 5.75%, 07/01/34	800	1,059
Maryland Transportation Authority, 5.89%, 07/01/43	270	372
Massachusetts School Building Authority, 5.72%, 08/15/39	500	693
Metropolitan Transportation Authority
7.34%, 11/15/39	75	121
6.09%, 11/15/40	405	564
6.81%, 11/15/40	250	364
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	2,060	2,755
New Jersey Economic Development Authority, 3.80%, 06/15/18	4,100	4,219
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,106
New York State Thruway Authority, 5.88%, 04/01/30	840	1,090
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,306
Oregon School Boards Association (insured by AMBAC School Board Guaranty), 4.76%, 06/30/28	420	487
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	141
4.46%, 10/01/62	2,500	2,851
4.81%, 10/15/65	640	769
State of California
7.55%, 04/01/39	200	316
7.63%, 03/01/40	400	632
State of Illinois, 5.10%, 06/01/33	5,995	5,762
University of California
4.60%, 05/15/31	940	1,100
6.55%, 05/15/48	1,170	1,709
6.58%, 05/15/49	1,825	2,682
University of California Build America Bond, 5.77%, 05/15/43	615	843
University of Missouri, 5.96%, 11/01/39	360	499

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,269
		46,508
Sovereign - 0.2%
Mexico Government International Bond
3.50%, 01/21/21 (e)	1,326	1,402
3.60%, 01/30/25 (e)	1,155	1,208
Qatar Government International Bond, 4.63%, 06/02/46 (e) (r)	4,485	4,876
Slovenia Government International Bond, 5.50%, 10/26/22 (e) (r)	4,425	5,024
		12,510
U.S. Treasury Securities - 7.5%
U.S. Treasury Bond
5.38%, 02/15/31 (e)	16,700	24,773
2.88%, 05/15/43 - 08/15/45	31,824	35,786
3.38%, 05/15/44	15,335	18,915
3.13%, 08/15/44	8,230	9,694
3.00%, 11/15/44	450	518
2.50%, 02/15/45 - 02/15/46	26,060	27,158
U.S. Treasury Note
0.63%, 08/31/17 (e)	61,250	61,310
1.00%, 09/15/17	14,500	14,578
0.75%, 10/31/17	19,055	19,103
0.88%, 03/31/18 - 04/15/19	21,500	21,606
1.38%, 07/31/18 - 09/30/18	2,625	2,667
1.25%, 11/30/18 (e)	18,500	18,765
1.75%, 09/30/19	33,205	34,245
1.38%, 03/31/20 (e)	14,190	14,460
2.63%, 11/15/20 (e)	9,400	10,073
2.00%, 11/30/20 (e)	29,600	30,935
1.25%, 03/31/21	9,000	9,107
2.13%, 06/30/21	10,070	10,610
1.50%, 03/31/23	41,900	42,512
2.25%, 11/15/25	400	427
1.63%, 02/15/26	3,900	3,946
		411,188
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.0%
Federal Home Loan Mortgage Corp. - 2.6%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	727	834
6.50%, 11/01/17	2	2
4.50%, 05/01/18 - 03/01/19	66	66
4.00%, 09/01/26 - 07/01/41	513	548
7.00%, 11/01/30 - 06/01/31	32	38
2.50%, 07/15/31, TBA (g)	5,900	6,101
3.00%, 07/15/31, TBA (g)	14,665	15,384
3.00%, 07/01/45 - 09/01/45	69,494	72,097
3.50%, 06/01/46	39,200	41,430
5.50%, 07/15/46, TBA (g)	2,400	2,675
		139,175
Federal National Mortgage Association - 4.9%
Federal National Mortgage Association
4.50%, 09/01/23 - 01/01/45	27,607	30,152
2.47%, 05/01/25	2,830	2,917
2.68%, 05/01/25	5,190	5,422
2.81%, 07/01/25	6,000	6,305
2.99%, 10/01/25	1,845	1,965
3.09%, 10/01/25	916	983
3.50%, 03/01/26 - 02/01/46	41,569	43,880
4.00%, 09/01/26 - 02/01/46	33,699	36,107
3.00%, 05/01/27 - 09/01/45	27,711	28,859
7.50%, 09/01/29	9	11
2.00%, 07/15/31, TBA (g)	2,200	2,231
2.50%, 07/15/31 - 07/15/46, TBA (g)	14,750	15,239
3.00%, 07/15/31, TBA (g)	2,450	2,569
3.50%, 07/15/31, TBA (g)	9,300	9,854
7.00%, 10/01/33	39	43
5.50%, 03/01/38	403	453
6.50%, 10/01/38 - 10/01/39	270	310
5.00%, 07/01/40	342	382
4.00%, 07/15/46 - 08/15/46, TBA (g)	35,000	37,497
5.00%, 07/15/46, TBA (g)	20,600	22,882
5.50%, 07/15/46, TBA (g)	8,800	9,892
REMIC, 2.88%, 05/25/25 (i)	8,250	8,713
		266,666
Government National Mortgage Association - 1.5%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	6,223	7,159
6.50%, 04/15/26	15	18
5.50%, 11/15/32 - 02/15/36	91	101
7.00%, 01/15/33 - 05/15/33	20	24
5.00%, 06/20/33 - 06/15/39	4,548	5,110
4.50%, 06/15/40 - 05/15/42	1,907	2,100
4.00%, 01/15/41 - 12/20/44	2,191	2,352
3.00%, 04/20/45 - 07/20/45	12,715	13,306
3.50%, 02/20/46	30,978	32,924
4.50%, 07/15/46, TBA (g)	11,125	11,940
5.50%, 07/15/46, TBA (g)	3,000	3,371
3.00%, 08/15/46, TBA (g)	4,200	4,381
REMIC, 7.50%, 09/16/35	8	10
		82,796
Total Government and Agency Obligations (cost $922,224)		958,843
SHORT TERM INVESTMENTS - 6.7%
Investment Company - 4.8%
JNL Money Market Fund, 0.26% (a) (h)	259,197	259,197
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (h)	101,927	101,927
Total Short Term Investments (cost $361,124)		361,124

Total Investments - 104.3% (cost $5,166,260)		5,675,177
Total Forward Sales Commitments - (0.7%) (proceeds $36,510)		(36,572)
Other Assets and Liabilities, Net - (3.6%)		(195,011)
Total Net Assets - 100.0%		$5,443,594

FORWARD SALES COMMITMENTS - 0.7%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association, 4.50%, 08/15/45 - 07/15/46, TBA (g)	$25,922	$28,294

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Government National Mortgage Association - 0.2%
Government National Mortgage Association
3.00%, 07/15/46, TBA (g)	4,200	4,390
6.00%, 07/15/46, TBA (g)	3,400	3,888
		8,278
Total Forward Sales Commitments - 0.7% (proceeds $36,510)		$36,572

Portfolio Composition:	Percentage of Net Investments
Financials	18.6%
Health Care	12.1
Information Technology	8.8
Government Securities	8.3
U.S. Government Agency MBS	8.0
Energy	7.2
Industrials	6.2
Consumer Discretionary	6.2
Consumer Staples	5.1
Non-U.S. Government Agency ABS	4.3
Utilities	4.3
Materials	2.3
Telecommunication Services	2.2
Short Term Investments	6.4
Net Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

(a)         Investment in affiliate.

(b)         Consolidated Schedule of Investments.

(c)          Non-income producing security.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented less than 0.50% of each Fund’s net assets except for the following Funds:  JNL/Franklin Templeton Mutual Shares Fund - 1.00%, JNL/PPM America Floating Rate Income Fund - 0.68%, JNL/PPM America High Yield Bond Fund - 1.00%, JNL/Westchester Capital Event Driven Fund - 2.22%.

(e)          All or portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)          All or a portion of the security was purchased or sold on a delayed delivery basis. As of June 30, 2016, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $21,768; JNL/Capital Guardian Global Balanced Fund $4,306; JNL/FPA + DoubleLine Flexible Allocation Fund $19,013; JNL/Goldman Sachs Core Plus Bond Fund $100,939; JNL/Mellon Capital Bond Index Fund $87,503; JNL Multi-Manager Alternative Fund $105; JNL/Neuberger Berman Strategic Income Fund $129,471; JNL/PIMCO Real Return Fund $1,394,670; JNL/PIMCO Total Return Bond Fund $1,354,720; JNL/PPM America Total Return Fund $31,960; JNL/T. Rowe Price Short-Term Bond Fund $11,486; JNL/WMC Balanced Fund $147,918. As of June 30, 2016, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Goldman Sachs Core Plus Bond Fund $45,143; JNL/Mellon Capital Bond Index Fund $3,549; JNL/WMC Balanced Fund $36,510.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2016.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of June 30, 2016.

(j)            Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)     Perpetual security.

(n)         Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security is pledged or segregated as collateral.

(p)         Security is restricted to resale to institutional investors.  See Restricted Securities in these Notes to Schedules of Investments.

(q)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(r)            The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of June 30, 2016, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $107,457, 2.9%; JNL/Crescent High Income Fund - $88,756, 24.4%; JNL/DoubleLine Emerging Markets Fixed Income Fund - $14,431, 11.6%; JNL/DoubleLine Shiller Enhanced CAPE Fund - $231,111, 32.0%; JNL/FPA + DoubleLine Flexible Allocation Fund - $183,881, 9.1%; JNL/Franklin Templeton Global Multisector Bond Fund - $156,599, 9.6%; JNL/Franklin Templeton Income Fund - $471,646, 20.4%; JNL/Franklin Templeton Mutual Shares Fund - $14,923, 1.3%; JNL/Goldman Sachs Core Plus Bond Fund - $182,526, 15.2%; JNL/Goldman Sachs Emerging Markets Debt Fund - $61,087, 18.4%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $51,591, 3.0%; JNL/Mellon Capital Bond Index Fund - $6,925, 0.6%; JNL Multi-Manager Alternative Fund - $39,418, 5.5%; JNL/Neuberger Berman Strategic Income Fund - $38,936, 6.3%; JNL/Oppenheimer Emerging Markets Innovator Fund - $6,432, 2.4%; JNL/PIMCO Real Return Fund - $69,459, 4.2%; JNL/PIMCO Total Return Bond Fund - $426,078, 10.2%; JNL/PPM America Floating Rate Income Fund - $36,647, 2.9%; JNL/PPM America High Yield Bond Fund - $842,467, 36.3%; JNL/PPM America Total Return Fund - $190,253, 18.3%; JNL/Scout Unconstrained Bond Fund - $30,838, 2.5%; JNL/T. Rowe Price Short-Term Bond Fund - $370,244, 21.4%; JNL/T. Rowe Price Value Fund - $13,979, 0.3%; JNL/Westchester Capital Event Driven Fund - $7,596, 2.22%; JNL/WMC Balanced Fund - $282,583, 5.2%; JNL/WMC Money Market Fund - $205,656, 11.4%.

(s)           Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            The Fund had an unfunded commitment at June 30, 2016.  See Unfunded Commitments in the Notes to Financial Statements.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Convertible security.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)         Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)          This variable rate senior loan will settle after June 30, 2016, at which time the interest rate will be determined.

†                 Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.

‡                 All or a portion of the security is subject to a written call option.

*                 A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2016.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Commission’s website, www.sec.gov.

Currencies:

AUD - Australian Dollar	CLP - Chilean Peso	DOP - Dominican Peso	IDR - Indonesian Rupiah
AED - United Arab Emirates Dirham	CNH - Chinese Offshore Yuan	EUR - European Currency Unit (Euro)	ILS - Israeli New Shekel
ARS - Argentine Peso	CNY - Chinese Yuan	GBP - British Pound	INR - Indian Rupee
BRL - Brazilian Real	COP - Colombian Peso	GHS - Ghanaian Cedi	JPY - Japanese Yen
CAD - Canadian Dollar	CZK - Czech Republic Korunas	HKD - Hong Kong Dollar	KRW - Korean Won
CHF - Swiss Franc	DKK - Danish Krone	HUF - Hungarian Forint	LKR - Sri Lankan Rupee

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2016

Currencies: (continued)

MXN - Mexican Peso	PHP - Philippine Peso	SEK - Swedish Krona	USD - United States Dollar
MYR - Malaysian Ringgit	PLN - Polish Zloty	SGD - Singapore Dollar	UYU - Uruguayan Peso
NOK - Norwegian Krone	RON - Romanian New Leu	THB - Thai Baht	ZAR - South African Rand
NZD - New Zealand Dollar	RSD - Serbian Dinar	TRY - New Turkish Lira
PEN - Peruvian Nuevo Sol	RUB - Russian Ruble	TWD - Taiwan Dollar

Abbreviations:

“-” Amount rounds to less than one thousand	FTSE - Financial Times and the London Stock Exchange
ABS — Asset-Backed Security	GDR - Global Depository Receipt
ADR - American Depositary Receipt	IBEX - Iberia Index
ASX - Australian Stock Exchange	iTraxx - Group of international credit derivative indices monitored by the International Index Company
CAC - Cotation Assistee en Continu	JSE - Johannesburg Stock Exchange
CAPE - Cyclically Adjusted Price Earnings	KCBT - Kansas City Board of Trade
CDI - Chess Depository Interest	KOSPI - Korea Composite Stock Price Index
CDO - Collateralized Debt Obligation	LIBOR - London Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LME - London Metal Exchange
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MBS - Mortgage-Backed Security
CMBX.NA.AAA - Commercial Mortgage-backed Securities Index - North American	MIB - Milano Indice Borsa
CLO - Collateralized Loan Obligation	MICEX - Moscow Interbank Currency Exchange Index
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	MSCI - Morgan Stanley Capital International
CVA - Commanditaire Vennootschap op Aandelen	NASDAQ - National Association of Securities Dealers Automated Quotations
EAFE - Europe, Australia and Far East	NVDR - Non-Voting Depository Receipt
ETF - Exchange Traded Fund	OAT - Obligations Assimilables du Tresor
Euribor- Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	REIT - Real Estate Investment Trust
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years	S&P - Standard & Poor’s
Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	SDR - Swedish Depository Receipt
Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years	SGX - Singapore Exchange
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	SPDR - Standard & Poor’s Depository Receipt
FDR - Fiduciary Depository Receipt	SPI - Schedule Performance Index
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
TES - Peso Denominated Treasury Bonds
UFJ - United Financial of Japan
ULSD - Ultra-low sulfur diesel
WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - Australia & New Zealand Banking Group Ltd.	HSB - HSBC Securities, Inc.
BBH - Brown Brothers Harriman & Co.	IMP - Imperial Capital Inc.
BBP - Barclays Bank Plc	JPM - J.P. Morgan Securities, Inc.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch Professional Clearing Corp.
BMO Bank of Montreal	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	MSS - Morgan Stanley Capital Services Inc.
BNY - BNY Capital Markets	RBC - Royal Bank of Canada
BOA - Bancamerica Securities/Bank of America NA	RBS - Royal Bank of Scotland
CGM - Citigroup Global Markets	SCB - Standard Chartered Bank
CIB - CIBC World Markets	SGA - SG Americas Securities, LLC
CIT - Citibank, Inc.	SGB - Societe Generale Bannon LLC
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	TDS - TD Securities Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	WBC - Westpac Banking Corporation

See accompanying Notes to Financial Statements.

(b)                                 Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 2, 2016

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.